UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Caroline Kraus, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds Semi-Annual Report September 30, 2022 Multi Sector Fixed Income Funds Bond Core Fixed Income Global Core Fixed Income Income Long Short Credit Strategies Strategic Income

Goldman Sachs Multi Sector Fixed Income Funds

∎	BOND

∎	CORE FIXED INCOME

∎	GLOBAL CORE FIXED INCOME

∎	INCOME

∎	LONG SHORT CREDIT STRATEGIES

∎	STRATEGIC INCOME

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Multi Sector Fixed Income Funds

The following are highlights both of key factors affecting the fixed income market and of any changes made to the Goldman Sachs Multi-Sector Fixed Income Funds (the “Funds”) during the six months ended September 30, 2022 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review of the market and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended March 31, 2023.

Market and Economic Review

∎

During the Reporting Period, the performance of the global fixed income markets was broadly influenced by central bank monetary policy, rising interest rates, inflationary trends, slowing economic growth and geopolitical pressures.

∎	The broad global investment grade bond market, as represented by the Bloomberg Global Aggregate Index (Gross, USD, hedged),[i] returned -7.49%.

∎	The Bloomberg U.S. Aggregate Bond Index,ii representing the broad U.S. fixed income market, returned -9.22%.

∎

Global economic activity moderated during the Reporting Period, as central banks grew increasingly hawkish and financial conditions tightened. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

∎

Inflationary pressures were persistent, with food and energy prices reaching a four-decade high during September 2022 amid continued supply and demand imbalances driven by geopolitical turmoil, including the Russia/Ukraine war, and COVID-19 flareups in China.

∎	Higher inflation led to weaker consumer purchasing power and less favorable consumer sentiment, which, in turn, weighed on consumption. However, job creation remained strong, especially in the U.S.

∎	Many central banks around the world tightened monetary policy during the Reporting Period in an effort to tame inflation.

∎

The People’s Bank of China was a notable exception as policymakers engaged in measured and selective easing to address economic growth headwinds from a property market downturn and ongoing COVID-19 restrictions in the country.

∎

In the U.S., the Federal Reserve (the “Fed”), which had initially raised the targeted federal funds (“fed funds”) rate by 25 basis points in March 2022, continued on its rate hiking path. (A basis point is 1/100th of a percentage point.)

∎	In May 2022, policymakers lifted the targeted fed funds rate by 50 basis points to a range between 0.75% and 1.00%.

∎	On June 1st, the Fed began to reduce the size of its balance sheet.

∎

In mid-June, policymakers raised the targeted fed funds rate by 75 basis points to a range between 1.50% to 1.75%—the largest single rate increase since 1994—and signaled they would continue tightening monetary policy at an aggressive pace.

∎	During July, the Fed hiked the targeted fed funds rate another 75 basis points, though comments by Fed Chair Jerome Powell suggested a potential deceleration in the pace of future rate hikes.

∎

At the Fed’s Jackson Hole symposium in August, Powell dispelled near-term prospects of a policy pivot, stressing that Fed officials remained committed to “restoring price stability” and acknowledging this might require “a restrictive policy stance for some time.”

∎

During September, the Fed raised the targeted fed funds rate an additional 75 basis points—to a range of 3.00% to 3.25%, with many market participants anticipating further rate hikes in the months ahead.

∎

The Reporting Period closed on a volatile note as markets responded to the hawkish Fed monetary policy outlook, heightened geopolitical uncertainty, energy disruptions in Europe and proposed budget from the U.K. government that sought to support economic growth through personal and corporate tax cuts and supply-side reforms. (Supply-side economics is a theory that maintains that increasing the supply of goods and services is the engine for economic growth.) (After the end of the Reporting Period, the proposed U.K. budget was withdrawn as concerns about U.K. fiscal policy and its inflationary implications drove a sharp rise in U.K. government bond yields and further tightening of global financial conditions.)

i

The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from 28 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

ii

The Bloomberg U.S. Aggregate Bond Index is a broad-based fixed income index that includes bonds of investment grade quality or better, including corporate bonds, U.S. Treasury securities, mortgage-backed securities, asset backed securities and municipal bonds.

                1

∎

For the Reporting Period overall, U.S. Treasury yields rose significantly across the yield curve, or spectrum of maturities, though shorter-term U.S. Treasury yields rose more dramatically than intermediate- and longer-term U.S. Treasury yields.

∎

During the Reporting Period as a whole, spread, or non-government bond, sectors generated negative absolute returns. External and local emerging markets debt were among the worst performers, followed by U.S. investment grade corporate bonds, Treasury inflation protected securities, U.S. high yield corporate bonds and U.S. mortgage-backed securities—with each sector underperforming U.S. Treasuries during the Reporting Period. High yield loans, asset-backed securities and commercial mortgage-backed securities also recorded negative returns, though to a lesser extent and outperformed U.S. Treasuries during the Reporting Period.

Fund Changes and Highlights

Goldman Sachs Bond Fund

∎	Effective October 25, 2022, Ron Arons began serving as portfolio manager for the Fund. Ashish Shah continues to serve as a portfolio manager for the Fund.

∎

There was a significant increase during the Reporting Period in the Fund’s allocation to Federal agencies generally and to pass-through agency mortgage-backed securities more specifically, as we sought to capitalize on the material widening in mortgage-backed securities’ spreads that occurred. This increased allocation generated additional income for the Fund during the Reporting Period and provided an opportunity to capitalize on spread tightening once market volatility begins to subside.

∎

We reduced the Fund’s exposure to corporate bonds in an effort to position the portfolio more conservatively given the increased economic uncertainty and greater risk of recession during the Reporting Period.

Goldman Sachs Core Fixed Income Fund

∎	Effective October 25, 2022, Ron Arons began serving as portfolio manager for the Fund. Ashish Shah continues to serve as a portfolio manager for the Fund.

∎

There was a significant increase during the Reporting Period in the Fund’s allocation to Federal agencies generally and to pass-through agency mortgage-backed securities more specifically, as we sought to capitalize on the material widening in mortgage-backed securities’ spreads that occurred. This increased allocation generated additional income for the Fund during the Reporting Period and provided an opportunity to capitalize on spread tightening once market volatility begins to subside.

Goldman Sachs Income Fund

∎

There was a significant increase during the Reporting Period in the Fund’s allocation to Federal agencies generally and to pass-through agency mortgage-backed securities more specifically, as we sought to capitalize on the material widening in mortgage-backed securities’ spreads that occurred. This increased allocation generated additional income for the Fund during the Reporting Period and provided an opportunity to capitalize on spread tightening once market volatility begins to subside.

Goldman Sachs Strategic Income Fund

∎	Effective October 25, 2022, Ron Arons began serving as portfolio manager for the Fund. Ashish Shah continues to serve as a portfolio manager for the Fund.

∎

There was a significant increase during the Reporting Period in the Fund’s allocation to Federal agencies generally and to pass-through agency mortgage-backed securities more specifically, as we sought to capitalize on the material widening in mortgage-backed securities’ spreads that occurred. This increased allocation generated additional income for the Fund during the Reporting Period and provided an opportunity to capitalize on spread tightening once market volatility begins to subside.

2

FUND BASICS

Bond Fund

as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	Bloomberg U.S. Aggregate Bond Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-10.97%	2.95%	-9.22%	3.19%

Class C	-11.32	2.29	-9.22	2.55

Institutional	-10.73	3.40	-9.22	3.66

Service	-11.04	2.89	-9.22	3.14

Investor	-10.80	3.32	-9.22	3.58

Class R6	-10.83	3.42	-9.22	3.68

Class R	-11.09	2.81	-9.22	3.06

Class P	-10.83	3.42	-9.22	3.67

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                3

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

as of 9/30/22
as of 3/31/22
60%
50%
40%
30%
20%
10%
0%
48.1%
28.3%
36.1%
52.9%
14.8%
10.0%
8.2%
1.6%
5.7%
11.0%
3.7%
0.0%
3.4%
1.4%
3.1%
4.7%
1.3%
1.3%
1.1%
1.1%
0.0%
1.1%
Federal Agencies‡
Corporate Obligations
U.S. Treasury Obligations
Short-term Investments
Asset-Backed Securities
Investment Companies
Sovereign Debt Obligations
Collateralized Mortgage Obligations
Commercial Mortgage-Backed Securities
Municipal Debt Obligations
Agency Debentures~

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

‡

“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

~

“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

    Core Fixed Income Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	Bloomberg U.S. Aggregate Bond Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-10.57%	3.16%	-9.22%	3.26%

Class C	-10.95	2.51	-9.22	2.61

Institutional	-10.48	3.63	-9.22	3.73

Service	-10.60	3.11	-9.22	3.21

Investor	-10.46	3.54	-9.22	3.64

Class R6	-10.46	3.64	-9.22	3.74

Class R	-10.69	3.03	-9.22	3.13

Class P	-10.36	3.63	-9.22	3.74

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                5

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

‡

“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

~

“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

    Global Core Fixed Income Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)[3]	30-Day Standardized Subsidized Yield[2]

Class A	-9.23%	1.67%	-7.49%	1.95%

Class C	-9.50	0.97	-7.49	1.26

Institutional	-9.10	2.07	-7.49	2.34

Service	-9.31	1.57	-7.49	1.83

Investor	-9.07	1.99	-7.49	2.28

Class R6	-9.02	2.08	-7.49	2.35

Class P	-9.09	2.09	-7.49	2.35

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                7

FUND BASICS

CURRENCY ALLOCATION +

	Percentage of Net Assets

	as of 9/30/22	as of 3/31/22

U.S. Dollar	68.6%	54.2%

Japanese Yen	19.0	16.1

Euro	14.5	14.9

Chinese Yuan Renminbi	5.7	6.6

British Pound	2.0	3.3

Canadian Dollar	1.5	1.2

South Korean Won	0.5	0.6

Indonesia Rupiah	0.3	0.3

Singapore Dollar	0.3	0.3

Thailand Baht	0.2	0.4

Israeli Shekel	0.2	0.1

+

The percentage shown for each currency reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

    Income Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	Bloomberg U.S. Aggregate Bond Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-10.79%	6.20%	-9.22%	6.61%

Class C	-11.24	5.66	-9.22	6.09

Institutional	-10.75	6.80	-9.22	7.22

Investor	-10.79	6.72	-9.22	7.14

Class R6	-10.74	6.81	-9.22	7.24

Class R	-11.01	6.19	-9.22	6.61

Class P	-10.75	6.84	-9.22	7.26

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The Bloomberg U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                9

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

‡

“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

    Long Short Credit Strategies Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	ICE BofAML Three-Month U.S. Treasury Bill Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-8.80%	5.64%	0.57%	5.97%

Class C	-9.14	5.08	0.57	5.42

Institutional	-8.54	6.20	0.57	6.54

Investor	-8.68	6.13	0.57	6.47

Class R6	-8.64	6.22	0.57	6.56

Class R	-8.92	5.59	0.57	5.93

Class P	-8.54	6.13	0.57	6.43

[1]

The net asset value (“NAV”) represents the net assets of the Fund (ex-dividend) divided by the total number of shares outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The ICE BofAML Three-Month U.S. Treasury Bill Index, an unmanaged index, measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by Bank of America Merrill Lynch, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                11

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

as of 9/30/22
as of 3/31/22
60%
50%
40%
30%
20%
10%
0%
47.9%
51.0%
32.4%
23.1%
1.9%
8.3%
0.8%
0.7%
11.6%
14.3%
Unsecured Debt Obligations
Bank Loans
Investment Companies
Common Stocks
Other Secured Debt Obligations

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

12

FUND BASICS

TOP TEN INDUSTRY ALLOCATIONS +

As of September 30, 2022	Percentage of Net Assets

Media	8.0%

Chemicals	5.0

Commercial Services	4.9

Retailing	4.7

Oil Field Services	4.5

Diversified Financial Services	4.2

Pipelines	3.2

Internet	3.1

Technology - Software	3.0

Packaging	3.0

+

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

                13

FUND BASICS

    Strategic Income Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	ICE BofAML Three-Month U.S. Treasury Bill Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-4.07%	1.34%	0.57%	1.44%

Class C	-4.48	0.58	0.57	0.68

Institutional	-3.91	1.72	0.57	1.83

Investor	-3.95	1.64	0.57	1.75

Class R6	-4.02	1.74	0.57	1.84

Class R	-4.31	1.14	0.57	1.24

Class P	-4.02	1.74	0.57	1.84

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The ICE BofAML Three-Month U.S. Treasury Bill Index, an unmanaged index, measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by Bank of America Merrill Lynch, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

14

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

‡

“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

                15

GOLDMAN SACHS BOND FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 52.6%

Collateralized Mortgage Obligations – 3.1%
Interest Only(a) – 0.7%
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
$295,588	3.232	%(b)	03/15/44	$29,389
FHLMC REMIC Series 4583, Class ST (-1X 1M USD LIBOR + 6.000%)
578,480	3.182	(b)	05/15/46	63,664
FHLMC REMIC Series 4989, Class EI
290,055	4.000		07/25/50	56,175
FHLMC REMIC Series 4998, Class GI
1,387,156	4.000		08/25/50	267,983
FHLMC REMIC Series 5020, Class IH
922,674	3.000		08/25/50	145,991
FNMA REMIC Series 2011-124, Class SC (-1X 1M USD LIBOR + 6.550%)
126,974	3.466	(b)	12/25/41	14,139
FNMA REMIC Series 2012-5, Class SA (-1X 1M USD LIBOR + 5.950%)
185,274	2.866	(b)	02/25/42	18,679
FNMA REMIC Series 2012-88, Class SB (-1X 1M USD LIBOR + 6.670%)
119,552	3.586	(b)	07/25/42	12,191
FNMA REMIC Series 2014-6, Class SA (-1X 1M USD LIBOR + 6.600%)
164,525	3.516	(b)	02/25/44	18,989
FNMA REMIC Series 2017-31, Class SG (-1X 1M USD LIBOR + 6.100%)
438,009	3.016	(b)	05/25/47	50,241
FNMA REMIC Series 2018-17, Class CS (-1X 1M USD LIBOR + 3.450%)
551,076	0.366	(b)	03/25/48	9,227
FNMA REMIC Series 2020-49, Class KS (-1X 1M USD LIBOR + 6.100%)
392,864	3.016	(b)	07/25/50	45,386
FNMA REMIC Series 2020-62, Class GI
605,535	4.000		06/25/48	117,486
GNMA REMIC Series 2020-61, Class SW (-1X 1M USD LIBOR + 6.050%)
420,162	3.036	(b)	08/20/49	40,187
GNMA REMIC Series 2010-20, Class SE (-1X 1M USD LIBOR + 6.250%)
436,176	3.236	(b)	02/20/40	46,407
GNMA REMIC Series 2013-181, Class SA (-1X 1M USD LIBOR + 6.100%)
217,906	3.086	(b)	11/20/43	22,352
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
169,332	3.086	(b)	10/20/43	9,627
GNMA REMIC Series 2014-133, Class BS (-1X 1M USD LIBOR + 5.600%)
124,152	2.586	(b)	09/20/44	10,157
GNMA REMIC Series 2014-162, Class SA (-1X 1M USD LIBOR + 5.600%)
102,343	2.586	(b)	11/20/44	8,943

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
GNMA REMIC Series 2015-111, Class IM
$275,346	4.000%		08/20/45	$42,929
GNMA REMIC Series 2015-119, Class SN (-1X 1M USD LIBOR + 6.250%)
132,058	3.236	(b)	08/20/45	14,572
GNMA REMIC Series 2015-123, Class SP (-1X 1M USD LIBOR + 6.250%)
167,230	3.236	(b)	09/20/45	19,066
GNMA REMIC Series 2015-167, Class AS (-1X 1M USD LIBOR + 6.250%)
99,827	3.236	(b)	11/20/45	10,392
GNMA REMIC Series 2015-168, Class SD (-1X 1M USD LIBOR + 6.200%)
80,260	3.186	(b)	11/20/45	8,876
GNMA REMIC Series 2016-109, Class IH
393,251	4.000		10/20/45	59,927
GNMA REMIC Series 2016-27, Class IA
152,130	4.000		06/20/45	19,444
GNMA REMIC Series 2018-122, Class HS (-1X 1M USD LIBOR + 6.200%)
410,820	3.186	(b)	09/20/48	44,433
GNMA REMIC Series 2018-122, Class SE (-1X 1M USD LIBOR + 6.200%)
270,311	3.186	(b)	09/20/48	27,895
GNMA REMIC Series 2018-124, Class SN (-1X 1M USD LIBOR + 6.200%)
389,005	3.186	(b)	09/20/48	41,749
GNMA REMIC Series 2018-137, Class SN (-1X 1M USD LIBOR + 6.150%)
297,270	3.136	(b)	10/20/48	30,106
GNMA REMIC Series 2018-139, Class SQ (-1X 1M USD LIBOR + 6.150%)
202,426	3.136	(b)	10/20/48	20,146
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
83,287	3.036	(b)	01/20/49	8,095
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR + 6.050%)
195,846	3.036	(b)	09/20/49	21,599
GNMA REMIC Series 2019-151, Class IA
950,345	3.500		12/20/49	161,366
GNMA REMIC Series 2019-151, Class NI
563,739	3.500		10/20/49	87,895
GNMA REMIC Series 2019-153, Class EI
1,221,545	4.000		12/20/49	221,149
GNMA REMIC Series 2019-20, Class SF (-1X 1M USD LIBOR + 3.790%)
159,974	0.776	(b)	02/20/49	4,104
GNMA REMIC Series 2019-6, Class SA (-1X 1M USD LIBOR + 6.050%)
90,702	3.036	(b)	01/20/49	9,106
GNMA REMIC Series 2020-146, Class KI
1,462,167	2.500		10/20/50	193,145
GNMA REMIC Series 2020-151, Class MI
786,200	2.500		10/20/50	102,712

16                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR + 6.050%)
$636,127	3.036	%(b)	02/20/50	$70,449
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR + 6.050%)
572,671	3.036	(b)	04/20/50	63,744
GNMA REMIC Series 2020-61, Class GI
498,433	5.000		05/20/50	91,478
GNMA REMIC Series 2020-61, Class SF (-1X 1M USD LIBOR + 6.440%)
233,584	3.426	(b)	07/20/43	25,815
GNMA REMIC Series 2020-78, Class DI
736,503	4.000		06/20/50	132,203

				2,519,608

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2005-70, Class PA
25,560	5.500		08/25/35	25,940
FNMA REMIC Series 2011-52, Class GB
189,267	5.000		06/25/41	188,956
FNMA REMIC Series 2012-111, Class B
16,893	7.000		10/25/42	17,787
FNMA REMIC Series 2012-153, Class B
46,043	7.000		07/25/42	48,401

				281,084

Sequential Floating Rate(b) – 2.3%
Bellemeade Re Ltd. Series 2021-2A, Class M1B (1M SOFR + 1.500%)
275,000	3.781	(c)	06/25/31	262,875
CIM Trust Series 2019-INV3, Class A15
63,717	3.500	(c)	08/25/49	56,856
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 (1M USD LIBOR + 2.400%)
51,134	5.484	(c)	04/25/31	51,165
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 (1M USD LIBOR + 2.300%)
61,057	5.384	(c)	08/25/31	60,906
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2 (1M USD LIBOR + 2.150%)
28,323	5.234	(c)	09/25/31	28,159
Connecticut Avenue Securities Trust Series 2019-R06, Class 1M2 (1M USD LIBOR + 2.100%)
39,841	5.184	(c)	09/25/39	39,783
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2 (1M USD LIBOR + 2.100%)
36,811	5.184	(c)	10/25/39	36,541
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2 (1M USD LIBOR + 2.050%)
15,744	5.134	(c)	01/25/40	15,519
Countrywide Alternative Loan Trust Series 2006-OC8, Class 2A3 (1M USD LIBOR + 0.500%)
1,329,777	3.584		11/25/36	1,128,080

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
Countrywide Alternative Loan Trust Series 2007-OA6, Class A1A (1M USD LIBOR + 0.280%)
$255,513	3.364%		06/25/37	$223,450
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A (1M USD LIBOR + 0.200%)
505,872	3.284		08/25/47	442,142
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2 (1M SOFR + 2.600%)
140,448	4.881	(c)	11/25/50	141,221
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2 (1M USD LIBOR + 1.850%)
57,496	4.934	(c)	02/25/50	56,621
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1 (1M USD LIBOR + 6.000%)
740,000	9.084	(c)	08/25/50	767,995
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2 (1M USD LIBOR + 3.750%)
3,774	6.834	(c)	08/25/50	3,776
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1 (1M SOFR + 4.800%)
754,000	7.081	(c)	10/25/50	748,568
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1 (1M USD LIBOR + 5.750%)
725,000	8.834	(c)	07/25/50	733,273
FHLMC STACR REMIC Trust Series 2020-HQA4, Class B1 (1M USD LIBOR + 5.250%)
485,000	8.334	(c)	09/25/50	483,094
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2 (1M USD LIBOR + 3.150%)
28,899	6.234	(c)	09/25/50	28,932
FHLMC STACR REMIC Trust Series 2021-HQA1, Class B1 (1M SOFR + 3.000%)
291,000	5.281	(c)	08/25/33	226,482
JPMorgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1M USD LIBOR + 0.320%)
138,587	3.404		12/25/36	122,894
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
896,906	2.520	(c)	05/25/52	748,712
Mill City Mortgage Loan Trust Series 2017-2, Class A3
150,175	3.107	(c)	07/25/59	144,533
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(c)	08/25/59	641,900
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(c)	11/25/60	627,936
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.828	(c)	07/25/57	86,662
Verus Securitization Trust Series 2022-INV1, Class A1
98,675	5.041	(c)(d)	08/25/67	96,112
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1
30,367	3.500	(c)	07/25/49	28,633

				8,032,820

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				10,833,512

The accompanying notes are an integral part of these financial statements.                17

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Commercial Mortgage-Backed Securities – 1.4%
Sequential Fixed Rate – 0.8%
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D
$500,000	3.000	%(c)	07/15/49	$398,074
COMM Mortgage Trust Series 2017-COR2, Class D
350,000	3.000	(c)	09/10/50	259,935
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956	(c)	05/10/41	877,538
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
150,000	3.250	(c)	01/15/60	114,128
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
800,000	4.000	(b)	04/15/55	718,583
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class D
550,000	2.500	(c)	04/15/55	341,908

				2,710,166

Sequential Floating Rate(b)(c) – 0.6%
BX Trust Series 2021-ARIA, Class F (1M USD LIBOR + 2.594%)
1,450,000	5.412		10/15/36	1,309,898
BX Trust Series 2022-PSB, Class A (1M TSFR LIBOR + 2.451%)
650,000	5.296		08/15/39	649,588

				1,959,486

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$4,669,652

Federal Agencies – 48.1%
Adjustable Rate FHLMC(b) – 0.0%
(12M USD LIBOR + 1.761%)
$21,052	2.677%		09/01/35	$21,434

FHLMC – 0.6%
53,753	6.000		08/01/27	54,694
6,855	5.000		08/01/33	6,873
1,116	5.000		09/01/33	1,119
1,672	5.000		10/01/33	1,676
1,649	5.000		11/01/34	1,654
64,477	5.000		12/01/34	64,642
2,292	5.000		07/01/35	2,298
115	5.000		11/01/35	115
25,239	5.000		03/01/39	25,396
2,381	5.000		05/01/39	2,396
5,268	5.000		04/01/40	5,303
1,338	5.000		08/01/40	1,346
17,254	4.000		02/01/41	16,449
716	5.000		04/01/41	720
1,366	5.000		06/01/41	1,375
400,891	4.000		03/01/48	378,060
409,437	4.000		04/01/48	386,004
1,161,260	4.500		08/01/48	1,127,498

				2,077,618

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

GNMA – 20.6%
$15,507	5.500%	11/15/32	$15,902
10,236	5.500	01/15/33	10,516
17,893	5.500	02/15/33	18,466
20,461	5.500	03/15/33	21,072
25,986	5.500	07/15/33	26,648
8,220	5.500	08/15/33	8,439
4,287	5.500	09/15/33	4,396
9,863	5.500	04/15/34	10,121
7,031	5.500	05/15/34	7,196
92,340	5.500	09/15/34	95,748
105,938	5.500	12/15/34	109,981
73,204	5.500	01/15/35	76,063
183	5.500	05/15/36	187
2,962	4.000	02/20/41	2,853
4,695	4.000	11/20/41	4,520
779	4.000	01/20/42	750
2,491	4.000	04/20/42	2,398
1,549	4.000	10/20/42	1,491
400,464	4.000	08/20/43	380,325
2,232	4.000	03/20/44	2,119
2,751	4.000	05/20/44	2,611
191,071	4.000	11/20/44	181,223
45,662	4.000	12/20/44	43,308
12,540	4.000	05/20/45	11,894
45,383	4.000	07/20/45	43,015
246,230	4.000	01/20/46	233,231
972,918	3.000	11/20/46	873,832
1,367,107	3.500	04/20/47	1,257,342
1,278,278	3.500	12/20/47	1,175,645
813,599	4.500	05/20/48	788,354
1,219,816	4.500	08/20/48	1,181,205
144,250	5.000	08/20/48	143,361
858,161	4.500	09/20/48	830,998
1,018,535	5.000	10/20/48	1,012,099
585,540	5.000	11/20/48	581,840
584,703	5.000	12/20/48	580,825
1,306,344	4.500	01/20/49	1,264,280
1,080,920	5.000	01/20/49	1,073,752
529,016	4.000	02/20/49	496,709
1,085,805	4.500	02/20/49	1,050,503
28,131	4.500	03/20/49	27,208
338,241	4.000	03/20/49	317,479
94,013	5.000	03/20/49	93,360
582,483	4.000	04/20/49	546,546
738,584	3.000	08/20/49	661,275
334,619	4.500	10/20/49	322,484
340,208	4.500	12/20/49	327,552
305,022	4.000	01/20/51	285,536
1,478,400	3.500	02/20/51	1,359,289
81,177	3.500	03/20/51	74,648
1,842,674	3.000	11/20/51	1,635,588
1,869,510	3.000	12/20/51	1,657,655
4,000,000	2.500	TBA-30yr(e)	3,434,888
1,000,000	2.000	TBA-30yr(e)	832,470
1,000,000	3.000	TBA-30yr(e)	882,725

18                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

GNMA – (continued)
$4,000,000	4.000%	TBA-30yr(e)	$3,731,530
27,000,000	4.500	TBA-30yr(e)	25,810,475
16,000,000	5.000	TBA-30yr(e)	15,634,144

			71,260,070

UMBS – 13.0%
124	5.500	09/01/23	124
99	5.500	10/01/23	99
5,457	4.500	02/01/39	5,351
2,551	4.500	04/01/39	2,514
4,394	4.500	08/01/39	4,328
60,449	4.500	12/01/39	59,544
47,147	4.500	06/01/40	46,170
21,068	4.500	08/01/41	20,640
40,524	3.000	12/01/42	36,267
94,129	3.000	01/01/43	84,240
24,672	3.000	02/01/43	22,080
9,374	3.000	03/01/43	8,389
149,288	3.000	04/01/43	133,606
24,365	3.000	05/01/43	21,805
32,407	3.000	06/01/43	29,003
10,478	3.000	07/01/43	9,377
21,028	5.000	06/01/44	20,710
308,034	4.000	12/01/44	291,839
12,662	3.500	03/01/45	11,588
1,060,555	4.500	04/01/45	1,035,701
330,685	3.000	04/01/45	294,087
130,028	4.500	05/01/45	126,981
460,872	4.500	06/01/45	449,982
3,766,628	3.500	07/01/45	3,447,048
616,836	4.000	08/01/45	584,984
212,217	4.000	11/01/45	201,292
2,327,843	4.000	01/01/46	2,208,000
63,296	4.000	03/01/46	59,838
37,859	4.000	06/01/46	35,682
10,510	4.000	08/01/46	9,906
94,822	4.000	10/01/46	89,370
68,470	4.000	06/01/47	64,720
358,355	4.500	07/01/47	347,493
172,330	4.500	11/01/47	167,322
220,821	4.000	12/01/47	208,729
618,117	4.000	01/01/48	583,881
1,301,561	4.000	02/01/48	1,228,898
956,017	4.000	03/01/48	902,435
563,814	4.500	05/01/48	545,668
637,320	4.000	06/01/48	601,622
384,324	4.000	08/01/48	362,557
311,099	4.500	09/01/48	301,767
1,363,419	5.000	11/01/48	1,355,253
204,326	4.500	06/01/49	197,231
572,402	3.500	07/01/49	522,813
372,576	3.500	08/01/49	340,299
1,917,092	3.000	09/01/49	1,692,490
40,876	4.500	10/01/49	39,280
854,719	4.500	01/01/50	825,055

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

UMBS – (continued)
$2,340,687	4.000%	03/01/50	$2,196,413
5,732,614	4.500	03/01/50	5,540,203
979,721	2.500	09/01/50	832,720
2,757,733	3.000	12/01/50	2,430,334
4,892,522	2.500	05/01/51	4,133,825
6,419,907	2.500	09/01/51	5,424,905
43,522	5.000	05/01/52	42,867
1,427,071	5.000	06/01/52	1,406,569
3,443,065	5.000	07/01/52	3,389,400
30,791	5.000	08/01/52	30,293

			45,065,587

UMBS, 30 Year, Single Family(e) – 13.9%
1,000,000	4.500	TBA-30yr	951,406
4,000,000	3.000	TBA-30yr	3,477,500
26,000,000	2.500	TBA-30yr	21,817,656
27,000,000	2.000	TBA-30yr	21,847,220

			48,093,782

TOTAL FEDERAL AGENCIES			$166,518,491

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $192,895,147)			$182,021,655

Corporate Obligations – 36.1%

Advertising(c)(f) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$460,000	4.625%	03/15/30	$358,818

Aerospace & Defense(f) – 0.5%
General Dynamics Corp.
60,000	3.750	05/15/28	56,377
Northrop Grumman Corp.
750,000	2.930	01/15/25	716,100
25,000	4.030	10/15/47	19,836
Raytheon Technologies Corp.
100,000	4.050	05/04/47	79,802
The Boeing Co.
65,000	2.196	02/04/26	57,705
105,000	3.250	02/01/35	74,208
15,000	3.375	06/15/46	9,063
25,000	3.850	11/01/48	16,183
TransDigm, Inc.
166,000	6.250 (c)	03/15/26	160,992
575,000	6.375	06/15/26	543,507

			1,733,773

Agriculture – 0.3%
Altria Group, Inc.
55,000	4.250	08/09/42	37,597
BAT Capital Corp.(f)
60,000	3.557	08/15/27	52,685
25,000	4.758	09/06/49	17,148

The accompanying notes are an integral part of these financial statements.                19

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Agriculture – (continued)
Cargill, Inc.(c)(f)
	$70,000	2.125%		04/23/30	$56,724
	10,000	2.125		11/10/31	7,790
Philip Morris International, Inc.
	30,000	3.375	(f)	08/15/29	25,649
Reynolds American, Inc.
	700,000	4.850		09/15/23	697,522

					895,115

Apparel(f) – 0.0%
NIKE, Inc.
	60,000	2.850		03/27/30	52,216

Automotive – 0.5%
American Honda Finance Corp.
	70,000	2.250		01/12/29	58,843
BMW US Capital LLC
	30,000	3.625	(c)(f)	04/18/29	27,197
BorgWarner, Inc.
	60,000	5.000	(c)	10/01/25	58,851
Cummins, Inc.
	45,000	2.600	(f)	09/01/50	28,069
General Motors Co.
	425,000	5.400		10/02/23	424,970
	225,000	4.000		04/01/25	216,727
	36,000	5.950	(f)	04/01/49	30,047
General Motors Financial Co., Inc.(f)
	300,000	4.300		07/13/25	286,860
	125,000	5.650		01/17/29	118,313
	500,000	2.350		01/08/31	363,705
Hyundai Capital America
	70,000	2.750		09/27/26	61,667
Lear Corp.
	30,000	5.250	(f)	05/15/49	23,708
Nissan Motor Acceptance Co. LLC(c)(f)
	35,000	2.000		03/09/26	29,623
	45,000	1.850		09/16/26	36,547
Toyota Motor Credit Corp.
	25,000	3.050		03/22/27	23,034
	60,000	4.450		06/29/29	57,883

					1,846,044

Banks – 10.0%
ABN AMRO Bank NV (-1X 5 year EUR Swap + 4.674%)
EUR	400,000	4.375	(b)(f)	12/31/99	333,217
Banco do Brasil SA (10 year CMT + 4.398%)
	$200,000	6.250	(b)(f)	10/29/49	171,125
Banco Mercantil del Norte SA (5 year CMT + 4.643%)
	260,000	5.875	(b)(c)(f)	12/31/99	211,624
Banco Santander SA
	800,000	2.746		05/28/25	731,640
	600,000	4.250		04/11/27	552,882
	200,000	2.749		12/03/30	141,860
Bank of America Corp.
	425,000	4.200		08/26/24	418,332

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	$50,000	3.248	%(f)	10/21/27	$44,859
	925,000	4.183	(f)	11/25/27	857,059
	100,000	6.110		01/29/37	96,716
(3M USD LIBOR + 0.990%)
	75,000	2.496	(b)(f)	02/13/31	59,204
(3M USD LIBOR + 1.190%)
	525,000	2.884	(b)(f)	10/22/30	430,925
(3M USD LIBOR + 1.310%)
	750,000	4.271	(b)(f)	07/23/29	684,232
(3M USD LIBOR + 1.575%)
	590,000	3.824	(b)(f)	01/20/28	543,372
(5 year CMT + 1.200%)
	475,000	2.482	(b)(f)	09/21/36	343,663
(SOFR + 1.330%)
	325,000	2.972	(b)(f)	02/04/33	254,605
(SOFR + 1.530%)
	600,000	1.898	(b)(f)	07/23/31	446,940
(SOFR + 1.830%)
	275,000	4.571	(b)(f)	04/27/33	246,780
(SOFR + 1.880%)
	90,000	2.831	(b)(f)	10/24/51	53,379
Barclays PLC (SOFR + 2.714%)
	825,000	2.852	(b)(f)	05/07/26	749,603
BNP Paribas SA(c)
	550,000	3.375		01/09/25	522,665
(5 year USD Swap + 4.149%)
	200,000	6.625	(b)(f)	12/31/99	184,600
(SOFR + 1.004%)
	725,000	1.323	(b)(f)	01/13/27	615,735
(SOFR + 2.074%)
	350,000	2.219	(b)(f)	06/09/26	314,759
BPCE SA(c)
	525,000	4.625		09/12/28	478,926
(SOFR + 1.730%)
	750,000	3.116	(b)(f)	10/19/32	532,695
CaixaBank SA (-1X 5 year EUR Swap + 6.346%)
EUR	400,000	5.875	(b)(f)	12/31/99	328,748
Citigroup, Inc.
	$780,000	3.500		05/15/23	774,290
	125,000	4.300		11/20/26	118,240
	475,000	4.125		07/25/28	429,177
(3M USD LIBOR + 1.023%)
	510,000	4.044	(b)(f)	06/01/24	506,037
(SOFR + 1.422%)
	550,000	2.976	(b)(f)	11/05/30	451,913
Citizens Financial Group, Inc.
	65,000	2.850	(f)	07/27/26	59,478
Commerzbank AG (-1X 5 year EUR Swap + 6.363%)
EUR	400,000	6.125	(b)(f)	03/31/99	330,171
Credit Agricole SA(b)(c)(f)
(5 year USD Swap + 4.319%)
	$250,000	6.875		12/31/99	230,208
(SOFR + 1.676%)
	375,000	1.907		06/16/26	335,528

20                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Credit Suisse AG
$300,000	2.950%		04/09/25	$275,637
Credit Suisse Group AG
307,000	4.550		04/17/26	282,738
875,000	4.282	(c)(f)	01/09/28	746,349
Deutsche Bank AG
65,000	4.100		01/13/26	62,079
(SOFR + 1.870%)
450,000	2.129	(b)(f)	11/24/26	382,577
(SOFR + 2.159%)
300,000	2.222	(b)(f)	09/18/24	285,942
Fifth Third Bancorp
375,000	2.375	(f)	01/28/25	350,588
First Horizon Corp.(f)
700,000	3.550		05/26/23	692,909
700,000	4.000		05/26/25	673,281
First-Citizens Bank & Trust Co. (3M TSFR + 1.715%)
600,000	2.969	(b)(f)	09/27/25	563,964
HSBC Holdings PLC
200,000	4.950		03/31/30	184,030
(3M USD LIBOR + 1.000%)
450,000	3.961	(b)(f)	05/18/24	445,495
(3M USD LIBOR + 1.211%)
600,000	3.803	(b)(f)	03/11/25	580,188
(SOFR + 1.538%)
1,050,000	1.645	(b)(f)	04/18/26	934,720
Huntington Bancshares, Inc.
825,000	4.000	(f)	05/15/25	798,847
ING Groep NV (1 Year CMT + 1.100%)
950,000	1.400	(b)(c)(f)	07/01/26	835,534
JPMorgan Chase & Co.(f)
425,000	3.625		12/01/27	386,180
(3M USD LIBOR + 0.730%)
195,000	3.559	(b)	04/23/24	193,013
(3M USD LIBOR + 0.890%)
175,000	3.797	(b)	07/23/24	172,781
(3M USD LIBOR + 1.245%)
500,000	3.960	(b)	01/29/27	471,775
(SOFR + 1.160%)
550,000	2.301	(b)	10/15/25	515,823
(SOFR + 1.800%)
326,000	4.586	(b)	04/26/33	293,560
(SOFR + 2.040%)
25,000	2.522	(b)	04/22/31	19,758
(SOFR + 2.515%)
200,000	2.956	(b)	05/13/31	158,960
(SOFR + 3.125%)
585,000	4.600	(b)	12/31/99	508,886
KeyCorp. (SOFR + 2.060%)
895,000	4.789	(b)(f)	06/01/33	823,704
Macquarie Group Ltd. (SOFR + 1.069%)
450,000	1.340	(b)(c)(f)	01/12/27	385,313
Mitsubishi UFJ Financial Group, Inc.
30,000	4.286		07/26/38	25,534

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Morgan Stanley
	$50,000	4.000%		07/23/25	$48,532
	174,000	3.950		04/23/27	161,780
(3M USD LIBOR + 0.847%)
	350,000	3.737	(b)(f)	04/24/24	346,318
(3M USD LIBOR + 1.628%)
	200,000	4.431	(b)(f)	01/23/30	184,036
(SOFR + 1.034%)
	750,000	1.794	(b)(f)	02/13/32	548,355
(SOFR + 1.143%)
	725,000	2.699	(b)(f)	01/22/31	586,931
(SOFR + 1.152%)
	800,000	2.720	(b)(f)	07/22/25	758,504
(SOFR + 1.290%)
	141,000	2.943	(b)(f)	01/21/33	111,442
(SOFR + 1.430%)
	75,000	2.802	(b)(f)	01/25/52	45,217
Morgan Stanley, Inc. (SOFR + 1.360%)
	750,000	2.484	(b)(f)	09/16/36	537,427
Natwest Group PLC(b)(f)
(3M USD LIBOR + 1.550%)
	850,000	4.519		06/25/24	840,063
(3M USD LIBOR + 1.762%)
	225,000	4.269		03/22/25	218,664
NatWest Group PLC (5 year CMT + 2.100%)
	200,000	3.754	(b)(f)	11/01/29	185,176
Royal Bank of Canada
	50,000	3.625		05/04/27	46,501
State Street Corp.(b)(f)
(3M USD LIBOR + 1.030%)
	60,000	4.141		12/03/29	56,159
(SOFR + 2.650%)
	25,000	3.152		03/30/31	21,414
The Bank of New York Mellon Corp.(b)(f)
(SOFR + 1.151%)
	60,000	3.992		06/13/28	56,520
(SOFR + 1.755%)
	70,000	4.596		07/26/30	66,459
The Toronto-Dominion Bank
	625,000	4.456		06/08/32	570,306
UBS Group AG (1 year CMT + 1.100%)
	280,000	2.746	(b)(c)(f)	02/11/33	208,037
US Bancorp(b)(f)
(5 year CMT + 2.541%)
	650,000	3.700		12/31/99	489,846
(SOFR + 1.660%)
	30,000	4.548		07/22/28	28,993
Virgin Money UK PLC (5 year UK Government Bond + 8.307%)
GBP	325,000	9.250	(b)(f)	12/31/99	334,429
Wells Fargo & Co.
	$45,000	3.000		04/22/26	41,224
	675,000	3.000		10/23/26	611,874
	600,000	4.300		07/22/27	561,762
	75,000	4.150	(f)	01/24/29	68,997

The accompanying notes are an integral part of these financial statements.                21

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 2.100%)
	$1,015,000	4.897	%(b)(f)	07/25/33	$933,678
Westpac Banking Corp.
	60,000	4.043		08/26/27	57,626
(5 year CMT + 2.000%)
	300,000	4.110	(b)(f)	07/24/34	255,432

					34,617,054

Beverages(f) – 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	325,000	4.700		02/01/36	293,001
	525,000	4.900		02/01/46	455,012
Anheuser-Busch InBev Worldwide, Inc.
	350,000	4.600		04/15/48	290,133
Constellation Brands, Inc.
	625,000	4.400		11/15/25	611,800
	500,000	3.600		02/15/28	456,905
	225,000	4.750		05/09/32	210,697
JDE Peet’s NV
	375,000	1.375	(c)	01/15/27	309,765
Keurig Dr Pepper, Inc.
	375,000	4.500		04/15/52	296,617
PepsiCo, Inc.
	20,000	2.750		03/19/30	17,334
	70,000	1.625		05/01/30	56,092

					2,997,356

Biotechnology(f) – 0.3%
Amgen, Inc.
	65,000	3.000		02/22/29	56,915
Biogen, Inc.
	40,000	3.150		05/01/50	25,762
CSL Finance PLC(c)
	115,000	3.850		04/27/27	108,950
	525,000	4.250		04/27/32	478,532
Gilead Sciences, Inc.
	60,000	4.000		09/01/36	49,913
Royalty Pharma PLC
	425,000	1.200		09/02/25	376,074

					1,096,146

Building Materials(f) – 0.1%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
	175,000	4.900		12/01/32	165,610
Masco Corp.
	325,000	1.500		02/15/28	262,226
Mohawk Industries, Inc.
	25,000	3.625		05/15/30	20,824

					448,660

Chemicals – 1.1%
Ashland Services B.V.
EUR	650,000	2.000	(f)	01/30/28	506,613

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Chemicals – (continued)
Axalta Coating Systems LLC
$475,000	3.375	%(c)(f)	02/15/29	$372,025
Ecolab, Inc.
55,000	4.800	(f)	03/24/30	53,805
Huntsman International LLC(f)
350,000	4.500		05/01/29	308,392
250,000	2.950		06/15/31	188,872
International Flavors & Fragrances, Inc.
650,000	1.832	(c)(f)	10/15/27	532,506
LYB International Finance B.V.
25,000	5.250		07/15/43	21,386
PPG Industries, Inc.
70,000	1.200	(f)	03/15/26	61,090
Sasol Financing USA LLC
310,000	5.875	(f)	03/27/24	298,375
SPCM SA
590,000	3.375	(c)(f)	03/15/30	461,581
The Sherwin-Williams Co.(f)
500,000	3.450		06/01/27	459,760
475,000	2.950		08/15/29	406,799

				3,671,204

Commercial Services(f) – 0.5%
CoStar Group, Inc.
625,000	2.800	(c)	07/15/30	494,406
Global Payments, Inc.
375,000	2.650		02/15/25	350,100
MPH Acquisition Holdings LLC
542,000	5.750	(c)	11/01/28	408,077
PayPal Holdings, Inc.
60,000	4.400		06/01/32	55,947
S&P Global, Inc.
60,000	4.250	(c)	05/01/29	56,417
TriNet Group, Inc.
460,000	3.500	(c)	03/01/29	374,574

				1,739,521

Computers – 0.6%
Amdocs Ltd.
136,000	2.538	(f)	06/15/30	107,451
Apple, Inc.(f)
45,000	4.500		02/23/36	43,606
40,000	2.650		02/08/51	26,247
75,000	2.700		08/05/51	49,432
Dell International LLC/EMC Corp.(f)
160,000	5.450		06/15/23	160,394
275,000	5.850		07/15/25	277,175
300,000	6.020		06/15/26	301,200
75,000	5.300		10/01/29	69,874
50,000	6.200		07/15/30	48,670
25,000	8.350		07/15/46	27,070
Hewlett Packard Enterprise Co.
909,000	4.900	(f)	10/15/25	901,101
International Business Machines Corp.
55,000	7.000		10/30/25	58,297

22                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers – (continued)
NetApp, Inc.
$35,000	2.375	%(f)	06/22/27	$30,893
Western Digital Corp.
40,000	4.750	(f)	02/15/26	37,038

				2,138,448

Cosmetics & Personal Care – 0.2%
GSK Consumer Healthcare Capital US LLC
875,000	3.375	(c)(f)	03/24/27	795,139
The Procter & Gamble Co.
45,000	2.800		03/25/27	41,809

				836,948

Diversified Financial Services – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(f)
450,000	3.300		01/23/23	447,525
400,000	4.875		01/16/24	393,980
295,000	6.500		07/15/25	294,776
675,000	3.000		10/29/28	544,198
275,000	3.400		10/29/33	199,295
Air Lease Corp.
550,000	2.250		01/15/23	545,930
425,000	3.375	(f)	07/01/25	397,532
875,000	3.750	(f)	06/01/26	799,540
50,000	3.250	(f)	10/01/29	40,606
(5 year CMT + 3.149%)
750,000	4.125	(b)(f)	12/31/99	522,382
Ally Financial, Inc.
275,000	1.450	(f)	10/02/23	265,337
American Express Co.
165,000	2.500	(f)	07/30/24	157,994
Aviation Capital Group LLC
375,000	1.950	(c)(f)	01/30/26	314,884
Avolon Holdings Funding Ltd.(c)(f)
425,000	3.950		07/01/24	402,449
675,000	2.875		02/15/25	611,172
175,000	4.250		04/15/26	157,406
BlackRock, Inc.
65,000	2.400	(f)	04/30/30	53,765
Brookfield Finance, Inc.
55,000	3.500	(f)	03/30/51	34,684
Capital One Financial Corp.(f)
320,000	3.300		10/30/24	308,368
(SOFR + 2.057%)
15,000	4.927	(b)	05/10/28	14,278
Intercontinental Exchange, Inc.
785,000	4.350	(f)	06/15/29	742,060
KKR Group Finance Co. XII LLC
60,000	4.850	(c)(f)	05/17/32	55,207
Raymond James Financial, Inc.
75,000	4.650	(f)	04/01/30	70,515
Visa, Inc.(f)
15,000	3.150		12/14/25	14,340

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
$60,000	4.150%		12/14/35	$54,835

				7,443,058

Electrical – 2.5%
Alliant Energy Finance LLC
375,000	3.750	(c)(f)	06/15/23	370,050
Ameren Corp.
125,000	3.500	(f)	01/15/31	107,718
Appalachian Power Co.
30,000	3.700	(f)	05/01/50	21,430
Berkshire Hathaway Energy Co.(f)
225,000	3.250		04/15/28	204,010
400,000	3.700		07/15/30	360,260
Dominion Energy, Inc.
675,000	3.071	(d)	08/15/24	647,203
DTE Energy Co.
2,582,000	0.550		11/01/22	2,575,209
Enel Finance International NV
975,000	1.875	(c)(f)	07/12/28	760,666
Exelon Corp.(f)
325,000	4.050		04/15/30	294,557
30,000	4.450		04/15/46	24,550
50,000	4.700		04/15/50	41,906
Greenko Power II Ltd.
195,500	4.300	(c)(f)	12/13/28	151,513
Korea Hydro & Nuclear Power Co., Ltd.
220,000	4.250	(c)	07/27/27	209,198
NextEra Energy Capital Holdings, Inc.
525,000	1.900	(f)	06/15/28	435,293
NRG Energy, Inc.
675,000	3.750	(c)(f)	06/15/24	648,277
Ohio Edison Co.
25,000	6.875		07/15/36	26,800
Pacific Gas & Electric Co.(f)
250,000	2.100		08/01/27	202,657
80,000	2.500		02/01/31	58,246
125,000	3.300		08/01/40	80,266
PacifiCorp
30,000	4.150	(f)	02/15/50	24,111
Public Service Co. of Colorado
45,000	4.500	(f)	06/01/52	38,888
Southern California Edison Co.(f)
725,000	3.700		08/01/25	697,261
450,000	4.200		03/01/29	416,128
25,000	4.875		03/01/49	20,868
70,000	3.650		02/01/50	47,951
Southern Power Co.
60,000	4.950	(f)	12/15/46	50,348
Southwestern Electric Power Co.
35,000	2.750	(f)	10/01/26	31,721
Vistra Operations Co. LLC
65,000	3.700	(c)(f)	01/30/27	57,387

				8,604,472

The accompanying notes are an integral part of these financial statements.                23

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(f) – 0.4%
Cellnex Finance Co. SA
EUR	500,000	1.250%		01/15/29	$363,706
MasTec, Inc.
	$610,000	4.500	(c)	08/15/28	530,364
Mexico City Airport Trust
	200,000	4.250		10/31/26	176,000
	250,000	3.875	(c)	04/30/28	204,688

					1,274,758

Entertainment(c)(f) – 0.3%
Warnermedia Holdings, Inc.
	450,000	4.054		03/15/29	389,218
	125,000	4.279		03/15/32	102,920
	514,000	5.050		03/15/42	384,724
	475,000	5.141		03/15/52	345,164

					1,222,026

Environmental(f) – 0.1%
GFL Environmental, Inc.
	150,000	3.750	(c)	08/01/25	138,414
Waste Management, Inc.
	250,000	1.150		03/15/28	204,015
	200,000	4.150		04/15/32	185,168

					527,597

Federal Home Loan Banks(f) – 0.1%
Prologis LP
	525,000	4.625		01/15/33	498,661

Food & Drug Retailing – 0.5%
B&G Foods, Inc.
	435,000	5.250	(f)	09/15/27	352,320
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(c)(f)
	30,000	5.500		01/15/30	27,708
	50,000	4.375		02/02/52	33,153
Kraft Heinz Foods Co.
	915,000	3.750	(f)	04/01/30	806,508
	25,000	7.125	(c)	08/01/39	26,259
Mars, Inc.
	65,000	3.200	(c)(f)	04/01/30	57,368
Post Holdings, Inc.
	498,000	5.625	(c)(f)	01/15/28	454,664
Sysco Corp.(f)
	75,000	6.600		04/01/40	79,468
	30,000	4.500		04/01/46	24,389

					1,861,837

Gas(f) – 0.1%
NiSource, Inc.
	100,000	3.600		05/01/30	86,998
The East Ohio Gas Co.
	150,000	1.300	(c)	06/15/25	134,528

					221,526

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – 0.7%
Baxter International, Inc.
$525,000	1.915	%(f)	02/01/27	$455,600
CommonSpirit Health
635,000	3.910	(f)	10/01/50	451,637
DENTSPLY SIRONA, Inc.
75,000	3.250	(f)	06/01/30	58,170
DH Europe Finance II S.a.r.l.(f)
700,000	2.200		11/15/24	662,102
275,000	2.600		11/15/29	234,944
Health Care Service Corp. A Mutual Legal Reserve Co.
75,000	2.200	(c)(f)	06/01/30	58,998
STERIS Irish FinCo UnLtd Co.
218,000	2.700	(f)	03/15/31	170,903
Thermo Fisher Scientific, Inc.
100,000	1.750	(f)	10/15/28	83,801
UnitedHealth Group, Inc.
60,000	4.625		07/15/35	55,102
10,000	6.875		02/15/38	11,073
25,000	4.250	(f)	06/15/48	20,732

				2,263,062

Home Builders(f) – 0.0%
DR Horton, Inc.
65,000	1.400		10/15/27	52,487
PulteGroup, Inc.
60,000	5.000		01/15/27	58,329

				110,816

Household Products(f) – 0.1%
Kimberly-Clark Corp.
10,000	2.875		02/07/50	6,749
Spectrum Brands, Inc.
475,000	3.875	(c)	03/15/31	323,589

				330,338

Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc.
536,000	4.250	(c)(f)	02/15/29	422,952
American International Group, Inc.(f)
250,000	3.400		06/30/30	218,175
65,000	3.875		01/15/35	54,585
Arch Capital Group US, Inc.
250,000	5.144		11/01/43	221,775
Corebridge Financial, Inc.
485,000	3.900	(c)(f)	04/05/32	409,292
Great-West Lifeco Finance 2018 LP
115,000	4.047	(c)(f)	05/17/28	106,632
Marsh & McLennan Cos., Inc.
575,000	4.375	(f)	03/15/29	547,049
Reinsurance Group of America, Inc.
65,000	3.900	(f)	05/15/29	58,876

				2,039,336

24                    The accompanying notes are an integral part of these financial statements.

GOLDMAN S ACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet(f) – 0.8%
Amazon.com, Inc.
$35,000	5.200%		12/03/25	$35,558
450,000	3.875		08/22/37	391,824
Expedia Group, Inc.
125,000	4.625		08/01/27	117,375
81,000	2.950		03/15/31	62,430
Match Group Holdings II LLC
290,000	3.625	(c)	10/01/31	218,999
Meta Platforms, Inc.(c)
950,000	3.500		08/15/27	887,917
950,000	3.850		08/15/32	837,036
Prosus NV
200,000	3.832	(c)	02/08/51	110,500

				2,661,639

Iron/Steel – 0.3%
ArcelorMittal SA
440,000	4.250		07/16/29	393,862
Steel Dynamics, Inc.(f)
150,000	2.400		06/15/25	138,666
275,000	1.650		10/15/27	225,651
Vale Overseas Ltd.
134,000	6.250		08/10/26	134,946

				893,125

Leisure Time(f) – 0.0%
Brunswick Corp.
80,000	2.400		08/18/31	55,710

Lodging(f) – 0.3%
Hyatt Hotels Corp.
475,000	1.800		10/01/24	445,977
Marriott International, Inc.
475,000	5.000		10/15/27	458,798

				904,775

Machinery - Construction & Mining – 0.0%
Caterpillar Financial Services Corp.
35,000	0.800		11/13/25	31,020

Machinery-Diversified – 0.1%
John Deere Capital Corp.
65,000	1.700		01/11/27	57,341
Otis Worldwide Corp.(f)
175,000	2.293		04/05/27	154,903
25,000	2.565		02/15/30	20,452

				232,696

Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital(f)
425,000	4.908		07/23/25	414,732
35,000	5.050		03/30/29	32,151
60,000	6.384		10/23/35	55,288
Comcast Corp.
256,000	3.300	(f)	02/01/27	238,359

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
$50,000	7.050%		03/15/33	$54,910
6,000	6.500		11/15/35	6,413
75,000	3.750	(f)	04/01/40	58,899
Cox Communications, Inc.
80,000	2.950	(c)(f)	10/01/50	47,168
Fox Corp.
300,000	4.030	(f)	01/25/24	295,764
NBCUniversal Media LLC
458,000	4.450		01/15/43	381,803

				1,585,487

Mining – 0.5%
Glencore Finance Canada Ltd.
650,000	4.250	(c)	10/25/22	650,019
Glencore Funding LLC(c)(f)
450,000	1.625		04/27/26	389,902
250,000	2.625		09/23/31	187,563
80,000	3.375		09/23/51	48,516
Newcrest Finance Pty Ltd.
150,000	3.250	(c)(f)	05/13/30	124,655
Teck Resources Ltd.
250,000	3.900	(f)	07/15/30	212,888

				1,613,543

Miscellaneous Manufacturing – 0.4%
Eaton Corp.
625,000	4.150	(f)	03/15/33	564,638
GE Capital International Funding Co.
250,000	4.418		11/15/35	224,260
General Electric Co.
25,000	6.750		03/15/32	27,028
Hillenbrand, Inc.
780,000	3.750	(f)	03/01/31	599,625

				1,415,551

Multi-National(c)(f) – 0.1%
The African Export-Import Bank
270,000	2.634		05/17/26	233,896
240,000	3.798		05/17/31	194,580

				428,476

Office & Business Equipment(f) – 0.0%
CDW LLC/CDW Finance Corp.
70,000	3.250		02/15/29	56,871

Oil Field Services – 1.3%
Aker BP ASA
600,000	2.000	(c)(f)	07/15/26	518,328
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
25,000	4.486	(f)	05/01/30	23,102
BP Capital Markets America, Inc.(f)
60,000	3.543		04/06/27	56,126
255,000	4.234		11/06/28	239,799
Chevron USA, Inc.
70,000	0.687	(f)	08/12/25	62,717

The accompanying notes are an integral part of these financial statements.                25

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Continental Resources, Inc.
$60,000	5.750	%(c)(f)	01/15/31	$54,226
Devon Energy Corp.(f)
221,000	5.875		06/15/28	221,422
165,000	5.600		07/15/41	148,109
EQT Corp.(f)
145,000	3.900		10/01/27	132,079
610,000	3.625	(c)	05/15/31	509,075
Equinor ASA
60,000	1.750	(f)	01/22/26	54,037
Exxon Mobil Corp.
65,000	4.227	(f)	03/19/40	56,506
Halliburton Co.
2,000	3.800	(f)	11/15/25	1,931
50,000	6.700		09/15/38	50,285
Nabors Industries, Inc.
415,000	9.000	(c)(f)	02/01/25	413,743
Occidental Petroleum Corp.
760,000	7.500		05/01/31	794,337
Petroleos de Venezuela SA(g)
4,280,000	6.000		10/28/22	92,020
1,110,000	5.375		04/12/27	22,200
Phillips 66(f)
100,000	3.850		04/09/25	97,070
200,000	1.300		02/15/26	174,944
Qatar Energy
410,000	3.300	(c)(f)	07/12/51	288,871
Reliance Industries Ltd.
250,000	3.625	(c)	01/12/52	163,797
Shell International Finance B.V.
30,000	4.125		05/11/35	26,363
25,000	6.375		12/15/38	26,527
Southwestern Energy Co.
425,000	5.375	(f)	03/15/30	381,986

				4,609,600

Packaging(f) – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
425,000	5.250	(c)	04/30/25	397,601
Berry Global, Inc.
375,000	1.570		01/15/26	327,776

				725,377

Paper & Forest Products(c)(f) – 0.0%
Georgia-Pacific LLC
65,000	1.750		09/30/25	59,073

Pharmaceuticals(f) – 1.0%
AbbVie, Inc.
225,000	4.450		05/14/46	183,771
25,000	4.875		11/14/48	21,953
Bayer US Finance II LLC
950,000	3.875	(c)	12/15/23	933,337
Bristol-Myers Squibb Co.
60,000	3.900		02/20/28	57,222

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals(f) – (continued)
$275,000	2.950%		03/15/32	$236,068
Cigna Corp.
525,000	2.400		03/15/30	428,578
325,000	4.900		12/15/48	281,496
40,000	3.400		03/15/50	27,139
CVS Health Corp.
275,000	1.875		02/28/31	209,448
150,000	5.125		07/20/45	131,282
Johnson & Johnson
60,000	2.900		01/15/28	55,324
Novartis Capital Corp.
70,000	2.200		08/14/30	58,491
PRA Health Sciences, Inc.
200,000	2.875	(c)	07/15/26	176,100
Takeda Pharmaceutical Co. Ltd.
680,000	2.050		03/31/30	538,839

				3,339,048

Pipelines – 1.3%
Cheniere Corpus Christi Holdings LLC
60,000	5.125	(f)	06/30/27	58,163
DCP Midstream Operating LP
455,000	3.250	(f)	02/15/32	358,431
Energy Transfer LP(f)
875,000	4.200		09/15/23	864,500
200,000	4.250		04/01/24	195,814
725,000	5.500		06/01/27	706,135
550,000	5.250		04/15/29	518,754
75,000	5.400		10/01/47	60,843
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(c)	03/31/36	154,225
Kinder Morgan, Inc.
500	7.750		01/15/32	542
MPLX LP(f)
225,000	4.800		02/15/29	210,265
200,000	4.500		04/15/38	160,662
Plains All American Pipeline LP/PAA Finance Corp.
425,000	3.850	(f)	10/15/23	418,897
Sabine Pass Liquefaction LLC
300,000	5.625	(f)	04/15/23	300,567
Targa Resources Corp.
235,000	4.200	(f)	02/01/33	196,472
The Williams Cos., Inc.
450,000	3.900	(f)	01/15/25	435,915

				4,640,185

Real Estate Investment Trust(f) – 1.8%
Alexandria Real Estate Equities, Inc.
350,000	3.375		08/15/31	294,462
American Homes 4 Rent LP
180,000	2.375		07/15/31	136,030
American Tower Corp.
925,000	3.375		05/15/24	900,672
Camden Property Trust
65,000	3.150		07/01/29	56,705

26                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(f) – (continued)
CubeSmart LP
$265,000	2.500%		02/15/32	$199,187
Duke Realty LP
300,000	1.750		07/01/30	232,410
Host Hotels & Resorts LP
400,000	2.900		12/15/31	293,564
Invitation Homes Operating Partnership LP
300,000	2.300		11/15/28	240,243
Kilroy Realty LP
500,000	4.750		12/15/28	457,055
National Retail Properties, Inc.
235,000	3.900		06/15/24	229,875
400,000	4.000		11/15/25	382,808
Public Storage
25,000	1.850		05/01/28	21,073
Realty Income Corp.
400,000	2.850		12/15/32	320,648
Regency Centers LP
700,000	2.950		09/15/29	579,180
Trust Fibra Uno
300,000	5.250	(c)	12/15/24	285,278
UDR, Inc.
150,000	2.100		08/01/32	108,707
VICI Properties LP/VICI Note Co., Inc.
765,000	3.750	(c)	02/15/27	668,862
Welltower, Inc.
60,000	4.250		04/15/28	55,824
WP Carey, Inc.
155,000	4.600		04/01/24	153,524
105,000	4.000		02/01/25	101,702
425,000	3.850		07/15/29	375,156

				6,092,965

Retailing – 0.9%
7-Eleven, Inc.
75,000	1.300	(c)(f)	02/10/28	60,426
Arko Corp.
470,000	5.125	(c)(f)	11/15/29	366,967
AutoNation, Inc.(f)
317,000	4.500		10/01/25	306,656
225,000	4.750		06/01/30	197,962
CK Hutchison International 20 Ltd.
200,000	2.500	(c)(f)	05/08/30	165,816
Dollar Tree, Inc.
525,000	4.000	(f)	05/15/25	508,846
Lowe’s Cos., Inc.(f)
425,000	1.700		09/15/28	347,042
650,000	1.700		10/15/30	490,574
400,000	3.750		04/01/32	345,976
McDonald’s Corp.
30,000	6.300		03/01/38	31,388
75,000	4.450	(f)	09/01/48	62,742
The Home Depot, Inc.
40,000	5.875		12/16/36	41,609
25,000	5.950	(f)	04/01/41	25,972

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
The TJX Cos., Inc.
$60,000	3.875	%(f)	04/15/30	$55,026
Walmart, Inc.
10,000	3.700	(f)	06/26/28	9,510
35,000	5.250		09/01/35	35,905

				3,052,417

Semiconductors – 1.0%
Broadcom, Inc.(c)(f)
510,000	4.150		04/15/32	429,104
225,000	3.419		04/15/33	172,629
651,000	3.137		11/15/35	456,436
650,000	3.500		02/15/41	438,379
Intel Corp.
55,000	3.900	(f)	03/25/30	50,399
Microchip Technology, Inc.
625,000	2.670		09/01/23	608,806
Micron Technology, Inc.
350,000	2.703	(f)	04/15/32	254,530
NVIDIA Corp.
65,000	2.850	(f)	04/01/30	55,734
NXP B.V./NXP Funding LLC/NXP USA, Inc.
275,000	3.400	(f)	05/01/30	229,014
ON Semiconductor Corp.
860,000	3.875	(c)(f)	09/01/28	739,118
QUALCOMM, Inc.
35,000	4.650	(f)	05/20/35	32,911
Texas Instruments, Inc.
70,000	1.750	(f)	05/04/30	56,159

				3,523,219

Software(f) – 0.7%
MSCI, Inc.
506,000	3.625	(c)	11/01/31	406,799
Oracle Corp.
70,000	1.650		03/25/26	61,388
550,000	2.875		03/25/31	433,262
60,000	3.850		07/15/36	44,921
ServiceNow, Inc.
550,000	1.400		09/01/30	405,213
Take-Two Interactive Software, Inc.
360,000	3.700		04/14/27	334,382
VMware, Inc.
175,000	1.800		08/15/28	138,668
Workday, Inc.
225,000	3.500		04/01/27	208,348
250,000	3.700		04/01/29	224,215
150,000	3.800		04/01/32	130,488

				2,387,684

Telecommunication Services – 2.0%
AT&T, Inc.(f)
336,000	2.300		06/01/27	294,272
100,000	1.650		02/01/28	82,297
500,000	2.750		06/01/31	400,925

The accompanying notes are an integral part of these financial statements.                27

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
$694,000	2.550%		12/01/33	$516,454
175,000	4.900		08/15/37	154,672
450,000	3.500		06/01/41	324,423
100,000	5.150		11/15/46	87,278
25,000	4.500		03/09/48	19,741
300,000	3.650		06/01/51	204,588
100,000	3.500		09/15/53	66,629
British Telecommunications PLC
50,000	9.625		12/15/30	57,784
Ciena Corp.
330,000	4.000	(c)(f)	01/31/30	275,626
Deutsche Telekom International Finance B.V.
45,000	8.750		06/15/30	51,605
T-Mobile USA, Inc.(f)
625,000	3.500		04/15/25	597,912
375,000	1.500		02/15/26	329,591
275,000	2.050		02/15/28	228,233
520,000	2.875		02/15/31	417,316
250,000	3.000		02/15/41	166,763
Verizon Communications, Inc.
630,000	4.329		09/21/28	593,239
575,000	3.150	(f)	03/22/30	488,267
800,000	2.550	(f)	03/21/31	638,680
1,004,000	2.355	(f)	03/15/32	772,086

				6,768,381

Transportation – 0.3%
Canadian National Railway Co.
40,000	2.450	(f)	05/01/50	24,152
Canadian Pacific Railway Co.
200,000	2.050	(f)	03/05/30	160,252
325,000	2.450	(f)	12/02/31	260,481
40,000	5.950		05/15/37	40,478
Union Pacific Corp.
525,000	2.800	(f)	02/14/32	437,078

				922,441

Trucking & Leasing(c)(f) – 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
35,000	1.200		11/15/25	30,359

TOTAL CORPORATE OBLIGATIONS (Cost $144,501,840)				$124,858,432

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – 5.7%

Collateralized Loan Obligations – 3.7%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
$1,300,000	3.812	%(c)	01/15/33	$1,273,181
Ares LXIV CLO Ltd. Series 22-64A, Class A1 (3M TSFR LIBOR + 1.440%)
1,925,000	2.479	(c)	04/15/35	1,861,743

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Collateralized Loan Obligations – (continued)
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1A (3M USD LIBOR + 1.090%)
$2,009,000	3.800	%(c)	04/20/31	$1,960,268
Cathedral Lake VII Ltd. Series 2021-7RA, Class C (3M USD LIBOR + 2.570%)
500,000	5.082	(c)	01/15/32	451,448
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
500,000	6.792	(c)	01/15/32	444,327
CBAM Ltd. Series 2017-2A, Class AR (3M USD LIBOR + 1.190%)
2,000,000	3.930	(c)	07/17/34	1,897,712
Dryden 68 CLO, Ltd. Series 19-68A, Class AR (3M USD LIBOR + 1.170%)
2,200,000	3.682	(c)	07/15/35	2,092,992
MidOcean Credit CLO Series 2018-8X, Class A2 (3M USD LIBOR + 1.300%)
500,000	4.284		02/20/31	483,846
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
1,200,000	3.843	(c)	04/14/33	1,148,567
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
1,350,000	6.612	(c)	04/15/32	1,172,012

				12,786,096

Home Equity – 0.5%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1M USD LIBOR + 0.675%)
315,629	3.759		10/25/35	303,839
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
474	3.394		01/25/32	470
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	3.384		11/25/32	217
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
581,649	3.314		04/25/37	563,586
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.440%)
2,492,182	3.524		04/25/37	692,954
Soundview Home Loan Trust Series 2007-NS1, Class A3 (1M USD LIBOR + 0.200%)
151,077	3.284		01/25/37	150,078

				1,711,144

Student Loan – 1.5%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
365,983	3.851		09/26/33	350,767
Navient Student Loan Trust Series 2017-2A, Class A (1M USD LIBOR + 1.050%)
2,922,068	4.134	(c)	12/27/66	2,886,163

28                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Student Loan – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
	$900,552	4.234	%(c)	09/25/65	$885,056
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
	45,058	2.903		01/25/27	44,729
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
	367,404	2.923		10/25/28	363,718
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
	198,410	4.433		07/25/25	197,430
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
	562,008	4.483		07/25/23	554,799

					5,282,662

TOTAL ASSET-BACKED SECURITIES (Cost $20,676,852)					$19,779,902

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 3.4%

Euro – 0.2%
Republic of Ivory Coast
EUR	120,000	4.875%		01/30/32	$78,561
	130,000	6.625		03/22/48	75,034
Republic of Romania
	20,000	2.875		03/11/29	14,974
	190,000	3.624	(c)	05/26/30	139,343
	70,000	2.000	(c)	01/28/32	42,054
	70,000	3.375		01/28/50	35,151
	80,000	3.375	(c)	01/28/50	40,172

					425,289

United States Dollar – 3.2%
Dominican Republic(c)
	$150,000	4.500		01/30/30	117,638
	200,000	5.875		01/30/60	130,913
Federal Farm Credit Banks Funding Corp.
	1,650,000	2.850		03/28/34	1,401,790
	3,280,000	2.900		04/12/32	2,890,303
	1,700,000	3.500		09/01/32	1,576,342
	3,120,000	1.700		04/23/35	2,260,877
Hungary Government Bond
	670,000	5.500	(c)	06/16/34	565,438
Israel Government AID Bond
	40,000	5.500	(h)	09/18/33	43,756
Korea Development Bank
	200,000	2.000		02/24/25	186,846
Republic of Ecuador
	41,572	0.000	(c)(i)	07/31/30	11,999

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Republic of Indonesia
$200,000	3.850%		10/15/30	$180,600
Republic of Ivory Coast
200,000	6.125		06/15/33	151,538
Republic of Nigeria
290,000	7.143		02/23/30	187,412
680,000	7.875		02/16/32	431,800
Republic of Panama
200,000	4.500	(f)	01/19/63	131,300
Republic of Peru(f)
20,000	2.780		12/01/60	10,716
100,000	3.230	(j)	07/28/21	53,706
Republic of Romania
70,000	3.000	(c)	02/27/27	58,966
Republic of Romania
230,000	4.000	(c)	02/14/51	127,118
Republic of Romania
130,000	3.000	(c)	02/14/31	92,121
United Mexican States(f)
221,000	3.500		02/12/34	167,629
624,000	3.771		05/24/61	368,862

				11,147,670

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $14,645,852)				$11,572,959

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – 1.1%

California(f) – 0.3%
California State GO Bonds Build America Taxable Series 2009
$210,000	7.550%		04/01/39	$261,512
East Bay Municipal Utility Disrtict Water System RB Build America Sub Series 2010
900,000	5.874		06/01/40	986,263

				1,247,775

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
677,857	7.350	(f)	07/01/35	718,941
Illinois State GO Bonds Build America Series 2010
115,000	6.630	(f)	02/01/35	116,791
Illinois State GO Bonds Taxable-Pension Series 2003
530,000	5.100		06/01/33	504,857

				1,340,589

New York(f) – 0.3%
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
800,000	5.175		11/15/49	711,451

The accompanying notes are an integral part of these financial statements.                29

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)

New York(f) – (continued)
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
$375,000	4.810%		10/15/65	$349,787

				1,061,238

Ohio(f) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
245,000	6.270		02/15/50	260,597

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,104,788)				$3,910,199

U.S. Treasury Obligations – 14.8%

United States Treasury Bonds
$15,080,000	4.375	%(k)	05/15/41	$15,789,231
1,100,000	3.625		02/15/44	1,021,281
26,890,000	2.875		05/15/52	22,541,383
United States Treasury Notes
11,650,000	4.125		09/30/27	11,690,047

TOTAL U.S. TREASURY OBLIGATIONS (Cost $ 57,653,316)				$51,041,942

Shares	Dividend Rate			Value

Investment Company(l) – 3.7%

Goldman Sachs Financial Square Government Fund - Institutional Shares
12,881,829	2.911%			$12,881,829
(Cost $12,881,829)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT – 114.0% (Cost $432,713,772)				$394,493,959

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 8.2%

Certificates of Deposit(b) – 1.4%
Macquarie Bank Ltd. (SOFR + 0.450%)
$1,700,000	3.430	%(c)	04/06/23	$1,700,840
Mizuho Bank Ltd. (SOFR + 0.360%)
1,513,000	3.320		02/01/23	1,513,108
Royal Bank of Canada (FEDL01 + 0.430%)
1,759,000	3.510	(c)	12/23/22	1,759,685

				4,973,633

Commercial Paper(i) – 6.8%
Bayerische Landesbank
100,000	0.000		10/25/22	99,779

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(i) – (continued)
Federation Des Caisses
$1,053,000	0.000%	10/06/22	$1,052,481
Ionic Capital III Trust
3,142,000	0.000	11/02/22	3,132,691
Liberty Street Funding LLC
5,272,000	0.000	10/12/22	5,266,582
National Bank of Canada
1,000,000	0.000	10/05/22	999,574
Nutrien Ltd.
1,873,000	0.000	11/07/22	1,865,968
Reckitt Benckiser Treasury Services PLC
1,329,000	0.000	11/30/22	1,320,920
Telus Corp.
2,415,000	0.000	12/19/22	2,393,517
The Disney (Walt) Co.
1,364,000	0.000	02/02/23	1,345,463
440,000	0.000	02/17/23	433,096
Verizon Communications, Inc.
1,992,000	0.000	11/08/22	1,984,203
Versailles Commercial Paper LLC
3,709,000	0.000	10/28/22	3,709,824

			23,604,098

TOTAL SHORT-TERM INVESTMENTS (Cost $28,579,771)			$28,577,731

TOTAL INVESTMENTS – 125.6% (Cost $475,939,395)			$434,644,649

LIABILITIES IN EXCESS OF OTHER ASSETS – (25.6)%			(88,694,416)

NET ASSETS – 100.0%			$345,950,233

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2022.

(e)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $96,621,577 which represents approximately 28.0% of net assets as of September 30, 2022.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Security is currently in default and/or non-income producing.

30                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

(h)

Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $43,756, which represents approximately 0% of the Fund’s net assets as of September 30, 2022.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Actual maturity date is July 28, 2121.

(k)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(l)	Represents an Affiliated Issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	736,922	USD	136,001	10/04/22	$461
	CLP	121,036,101	USD	123,664	10/27/22	848
	CNH	15,120,646	USD	2,084,400	10/11/22	33,880
	CNH	16,006,727	USD	2,236,932	10/24/22	5,915
	CZK	3,347,487	EUR	135,586	10/11/22	244
	CZK	7,159,002	EUR	288,916	10/26/22	769
	EUR	321,500	CHF	309,227	10/26/22	1,533
	EUR	435,375	CZK	10,722,750	10/26/22	1,436
	EUR	322,582	NOK	3,275,332	12/21/22	16,824
	EUR	321,627	NZD	542,505	12/21/22	13,554
	EUR	1,756,971	PLN	8,467,330	10/26/22	24,326
	EUR	319,511	SGD	451,808	12/21/22	287
	EUR	36,828	USD	35,539	10/05/22	567
	EUR	1,112,226	USD	1,069,218	10/14/22	21,887
	EUR	888,666	USD	867,153	10/27/22	5,454
	EUR	51,247	USD	50,191	12/05/22	278
	EUR	51,247	USD	50,191	12/06/22	283
	GBP	1,559,919	USD	1,667,430	10/03/22	74,409
	GBP	594,300	USD	635,149	10/13/22	28,606
	GBP	1,053,777	USD	1,140,590	10/26/22	36,687
	GBP	3,337,993	USD	3,654,251	10/27/22	75,036
	GBP	211,967	USD	235,328	12/15/22	1,616
	GBP	794,476	USD	861,443	12/21/22	26,781
	ILS	45,335	USD	12,706	10/24/22	34
	INR	35,614,755	USD	435,052	10/03/22	2,027
	INR	79,583,280	USD	970,150	10/27/22	3,072
	SEK	4,627,251	EUR	424,421	10/26/22	729
	SEK	13,767,557	USD	1,209,604	10/20/22	32,100
	SEK	5,435,414	USD	485,305	10/24/22	5,009
	SEK	291,470	USD	26,101	12/21/22	307
	TWD	162,881,177	USD	5,117,217	10/03/22	7,284
	TWD	31,990,446	USD	1,003,396	10/17/22	1,635
	TWD	33,585,100	USD	1,053,774	10/26/22	1,421
	USD	2,064,573	AUD	3,029,330	10/05/22	126,771
	USD	798,062	AUD	1,199,016	12/21/22	29,949
	USD	1,961,567	AUD	3,029,330	12/22/22	20,862
	USD	1,222,282	BRL	6,488,129	10/03/22	20,492
	USD	2,885,403	BRL	14,944,565	10/04/22	117,982
	USD	40,385	BRL	217,847	10/31/22	302
	USD	200,994	BRL	1,092,703	11/03/22	66

The accompanying notes are an integral part of these financial statements.                31

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	1,377,320	CAD	1,783,202	10/11/22	$86,441
	USD	2,317,956	CAD	3,049,482	12/21/22	109,368
	USD	1,068,770	CHF	1,035,723	10/13/22	17,867
	USD	1,264,980	CHF	1,224,330	12/21/22	13,298
	USD	452,787	CLP	416,821,544	10/27/22	23,997
	USD	1,693,649	CNH	11,923,932	10/11/22	23,204
	USD	1,532,277	CNH	10,818,851	10/26/22	16,304
	USD	1,170,974	CNH	8,087,855	12/21/22	36,140
	USD	820,253	COP	3,602,883,006	10/28/22	43,154
	USD	2,242,950	EUR	2,265,222	10/07/22	21,863
	USD	13,099,691	EUR	12,841,009	10/11/22	505,248
	USD	2,625,484	EUR	2,639,904	10/14/22	35,712
	USD	1,047,879	EUR	1,042,158	12/21/22	19,695
	USD	2,912,717	GBP	2,534,801	10/03/22	82,306
	USD	1,238,237	GBP	1,086,017	10/07/22	25,462
	USD	1,509,658	GBP	1,323,892	10/13/22	31,045
	USD	306,042	GBP	267,980	10/21/22	6,688
	USD	302,781	GBP	267,626	10/26/22	3,790
	USD	4,018,049	GBP	3,451,040	12/21/22	159,786
	USD	552,243	HUF	239,010,982	10/24/22	2,545
	USD	93,638	IDR	1,385,875,031	11/15/22	3,311
	USD	2,980,309	ILS	10,182,576	10/06/22	123,222
	USD	133,087	ILS	470,928	10/24/22	745
	USD	553,739	ILS	1,867,042	12/21/22	26,278
	USD	590,466	INR	47,246,117	10/14/22	12,176
	USD	1,976,344	INR	159,981,371	10/19/22	18,855
	USD	1,046,396	INR	84,748,472	10/27/22	10,010
	USD	1,298,972	JPY	176,967,258	10/06/22	75,565
	USD	984,792	KRW	1,372,058,115	10/06/22	29,443
	USD	1,152,503	KRW	1,630,420,144	10/17/22	19,412
	USD	576,687	KRW	799,432,940	12/12/22	20,927
	USD	397,800	KRW	553,418,564	12/21/22	12,793
	USD	291,402	MXN	5,865,522	12/21/22	4,467
	USD	960,420	NOK	10,025,132	10/07/22	39,743
	USD	1,380,786	NOK	13,939,893	10/13/22	100,509
	USD	1,336,544	NOK	14,267,167	10/19/22	26,126
	USD	267,754	NOK	2,839,312	10/24/22	6,953
	USD	1,430,847	NOK	14,617,436	12/21/22	85,590
	USD	1,024,256	NZD	1,703,622	10/03/22	70,806
	USD	2,887,387	NZD	4,962,029	10/13/22	110,244
	USD	1,709,655	NZD	2,865,307	10/14/22	105,999
	USD	759,096	NZD	1,311,046	10/19/22	25,324
	USD	745,704	NZD	1,304,818	10/25/22	15,411
	USD	1,485,144	NZD	2,458,843	10/27/22	108,952
	USD	961,218	NZD	1,694,199	10/28/22	12,989
	USD	3,516,772	NZD	5,815,646	12/21/22	260,465
	USD	30,791	PLN	144,435	12/21/22	2,066
	USD	261,584	SEK	2,876,469	10/20/22	2,153
	USD	5,592,363	SEK	61,265,998	12/19/22	42,629
	USD	3,076,186	SEK	32,198,621	12/21/22	158,856
	USD	334,987	SGD	478,830	10/19/22	1,538
	USD	2,059,666	SGD	2,917,289	10/26/22	27,983
	USD	695,285	SGD	971,925	12/21/22	17,790
	USD	597,070	TRY	11,748,966	12/21/22	25,279

32                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	2,000,538	TWD	60,744,758	10/03/22	$89,412
	USD	5,249,435	TWD	161,701,171	10/06/22	167,778
	USD	1,854,735	TWD	58,579,333	10/17/22	14,372
	USD	351,428	TWD	11,178,563	10/24/22	219
	USD	2,490,324	TWD	78,433,495	10/26/22	26,061
	USD	738,140	TWD	23,143,272	12/21/22	9,285
	USD	899,582	ZAR	16,089,977	10/11/22	11,533
	USD	628,927	ZAR	11,320,679	10/12/22	4,167
	USD	267,754	ZAR	4,799,779	10/13/22	2,892
	USD	1,291,136	ZAR	22,922,768	10/14/22	26,327
	USD	669,719	ZAR	11,894,713	10/20/22	13,776
	USD	265,662	ZAR	4,741,712	10/27/22	4,350
	USD	134,438	ZAR	2,341,642	10/31/22	5,429
	USD	314,073	ZAR	5,481,976	12/21/22	13,409
	ZAR	3,691,088	USD	203,299	10/11/22	422
	ZAR	5,965,640	USD	327,693	10/31/22	976

TOTAL						$4,000,653

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	2,336,000	USD	1,582,913	10/05/22	$ (88,621)
	AUD	4,820,380	USD	3,296,315	12/21/22	(208,288)
	AUD	2,339,407	USD	1,514,824	12/22/22	(16,111)
	BRL	6,488,129	USD	1,222,563	10/03/22	(20,773)
	BRL	14,207,644	USD	2,745,958	10/04/22	(115,003)
	BRL	3,424,773	USD	637,770	10/31/22	(7,620)
	BRL	454,581	USD	83,747	11/16/22	(387)
	CAD	1,011,000	USD	780,883	10/11/22	(49,008)
	CAD	2,108,550	USD	1,623,927	12/21/22	(96,809)
	CHF	1,089,150	EUR	1,142,087	10/26/22	(14,933)
	CHF	614,590	EUR	642,197	12/21/22	(5,266)
	CHF	2,656,864	USD	2,780,013	12/21/22	(63,795)
	CLP	128,723,003	USD	142,298	10/27/22	(9,879)
	CNH	7,260,458	USD	1,038,915	10/11/22	(21,784)
	CNH	4,459,272	USD	632,162	10/24/22	(7,333)
	CNH	7,018,093	USD	987,699	10/26/22	(4,302)
	CNH	4,980,453	USD	712,650	12/21/22	(13,825)
	COP	1,332,317,715	USD	306,970	10/28/22	(19,605)
	CZK	15,710,553	EUR	637,011	10/26/22	(1,236)
	EUR	958,281	CZK	23,764,030	10/26/22	(3,305)
	EUR	1,954,072	SEK	21,294,252	10/26/22	(2,454)
	EUR	728,522	USD	724,802	10/07/22	(10,474)
	EUR	9,810,185	USD	9,979,597	10/11/22	(357,784)
	EUR	5,743,410	USD	5,742,970	10/14/22	(108,626)
	EUR	736,052	USD	728,307	10/26/22	(5,608)
	EUR	923,789	USD	943,457	12/21/22	(32,055)
	GBP	974,882	USD	1,132,707	10/03/22	(44,133)
	GBP	1,080,275	USD	1,240,567	10/07/22	(34,204)
	GBP	2,460,585	USD	2,834,385	10/13/22	(86,233)
	GBP	984,827	USD	1,120,196	10/21/22	(20,073)

The accompanying notes are an integral part of these financial statements.                33

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	GBP	515,724	USD	585,862	10/24/22	$(9,723)
	GBP	250,899	USD	283,390	10/26/22	(3,086)
	GBP	262,429	USD	300,772	12/15/22	(7,420)
	GBP	994,242	USD	1,138,235	12/21/22	(26,670)
	HUF	351,206,442	USD	853,467	10/24/22	(45,732)
	HUF	221,767	USD	555	12/21/22	(53)
	ILS	9,266,109	USD	2,709,313	10/06/22	(109,370)
	ILS	5,940,110	USD	1,696,857	10/24/22	(27,548)
	INR	34,660,800	USD	435,000	10/03/22	(9,628)
	INR	126,289,959	USD	1,573,482	10/14/22	(27,698)
	INR	46,092,365	USD	576,155	10/19/22	(12,181)
	INR	30,527,377	USD	376,277	10/27/22	(2,959)
	JPY	164,632,535	USD	1,208,433	10/06/22	(70,297)
	JPY	94,617,970	USD	667,034	12/21/22	(6,947)
	KRW	2,177,291,222	USD	1,570,348	10/06/22	(54,325)
	KRW	1,660,101,468	USD	1,185,784	10/13/22	(31,483)
	KRW	2,374,955,173	USD	1,678,647	10/17/22	(28,126)
	KRW	1,027,307,497	USD	714,202	10/31/22	(1,422)
	MXN	6,477,252	USD	318,606	12/21/22	(1,746)
	NOK	12,075,956	USD	1,163,147	10/07/22	(54,129)
	NOK	13,682,929	USD	1,323,144	10/19/22	(66,388)
	NOK	15,252,909	USD	1,455,914	10/24/22	(54,882)
	NOK	4,687,646	USD	448,311	10/27/22	(17,720)
	NOK	455,907	USD	42,720	11/04/22	(835)
	NOK	21,225,519	USD	2,154,873	12/21/22	(201,466)
	NZD	1,078,641	AUD	955,895	12/21/22	(8,410)
	NZD	536,580	CAD	425,073	12/21/22	(7,416)
	NZD	1,903,214	USD	1,154,771	10/03/22	(89,618)
	NZD	3,118,446	USD	1,859,836	10/13/22	(114,507)
	NZD	2,062,216	USD	1,250,289	10/14/22	(96,108)
	NZD	3,881,261	USD	2,296,993	10/19/22	(124,713)
	NZD	1,290,076	USD	753,124	10/25/22	(31,083)
	NZD	2,252,770	USD	1,307,542	10/27/22	(46,688)
	NZD	3,413,314	USD	1,956,170	10/28/22	(45,769)
	NZD	1,490,300	USD	915,380	12/21/22	(80,928)
	PLN	2,427,914	EUR	508,422	10/26/22	(11,522)
	SEK	3,470,643	EUR	321,483	12/21/22	(2,717)
	SEK	13,073,313	USD	1,213,864	10/20/22	(34,774)
	SEK	7,499,718	USD	692,815	10/24/22	(16,285)
	SEK	61,383,562	USD	5,608,832	12/19/22	(48,448)
	SEK	3,715,714	USD	348,971	12/21/22	(12,312)
	SGD	1,087,681	USD	758,330	10/26/22	(839)
	SGD	3,725,829	USD	2,670,845	12/21/22	(73,697)
	TRY	13,890,480	USD	741,300	10/17/22	(10,267)
	TWD	27,279,616	USD	906,469	10/03/22	(48,208)
	TWD	156,287,782	USD	5,070,797	10/06/22	(159,263)
	TWD	40,451,496	USD	1,292,889	10/17/22	(22,042)
	TWD	16,878,814	USD	535,156	10/26/22	(4,849)
	USD	122,747	BRL	668,735	10/31/22	(299)
	USD	136,001	BRL	740,798	11/03/22	(218)
	USD	121,815	CLP	119,841,233	10/27/22	(1,468)
	USD	831,792	CNH	5,962,288	10/24/22	(3,638)
	USD	518,400	CNH	3,759,741	10/26/22	(8,427)
	USD	1,566,000	CNH	11,343,796	12/21/22	(25,686)

34                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	1,520,707	EUR	1,557,304	10/11/22	$(6,694)
	USD	360,131	EUR	368,749	10/14/22	(1,615)
	USD	926,071	EUR	961,886	10/26/22	(18,365)
	USD	498,213	EUR	517,200	12/21/22	(12,052)
	USD	293,145	GBP	271,504	10/07/22	(10,049)
	USD	1,667,915	GBP	1,559,919	10/21/22	(74,626)
	USD	1,872,719	GBP	1,733,497	10/24/22	(63,852)
	USD	1,356,881	GBP	1,241,115	10/26/22	(29,690)
	USD	1,854,387	GBP	1,710,515	10/27/22	(56,641)
	USD	950,417	GBP	882,204	12/21/22	(35,888)
	USD	858,399	INR	70,275,555	10/03/22	(4,052)
	USD	885,256	KRW	1,275,654,343	10/17/22	(1,284)
	USD	528,010	NOK	5,789,629	10/27/22	(3,805)
	USD	1,515,237	SEK	17,084,364	10/20/22	(25,613)
	USD	474,622	SEK	5,390,153	12/21/22	(13,748)
	USD	340,221	SGD	492,011	10/26/22	(2,429)
	USD	4,063,531	TWD	129,416,035	10/03/22	(8,103)
	USD	320,000	TWD	10,186,560	10/26/22	(47)
	USD	2,123,260	TWD	67,462,351	12/21/22	(1,344)
	USD	661,019	ZAR	12,014,015	10/13/22	(1,941)
	ZAR	15,102,653	USD	864,023	10/11/22	(30,466)
	ZAR	12,321,469	USD	696,918	10/12/22	(16,928)
	ZAR	8,156,763	USD	458,529	10/13/22	(8,421)
	ZAR	10,352,562	USD	603,648	10/14/22	(32,425)
	ZAR	55,877,853	USD	3,141,813	10/20/22	(60,389)
	ZAR	8,014,549	USD	448,304	10/27/22	(6,629)

FORWARD SALES CONTRACTS — At September 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	3.500%	TBA-30yr	10/13/22	$(2,000,000)	$(1,797,187)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	10/13/22	(5,000,000)	(4,634,374)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	10/13/22	(7,000,000)	(6,482,108)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	10/13/22	(7,000,000)	(6,787,732)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	10/13/22	(2,000,000)	(1,798,437)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	10/13/22	(4,000,000)	(3,801,093)

(PROCEEDS RECEIVABLE: $(26,514,551))					$(25,300,931)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	55	12/20/22	$6,163,438	$ (26,732)

The accompanying notes are an integral part of these financial statements.                35

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	115	12/30/22	$23,619,922	$ (239,901)
5 Year U.S. Treasury Notes	22	12/30/22	2,365,172	(18,566)

Total				$ (285,199)

Short position contracts:
10 Year German Euro-Bund	(6)	12/08/22	(814,363)	40,096
10 Year U.K. Long Gilt	(16)	12/28/22	(1,722,167)	230,445
10 Year U.S. Treasury Notes	(54)	12/20/22	(6,398,156)	114,989
20 Year U.S. Treasury Bonds	(48)	12/20/22	(6,067,500)	44,226
5 Year German Euro-Bobl	(5)	12/08/22	(586,805)	(4,623)
Euro Buxl 30 Year Bonds	(1)	12/08/22	(143,715)	12,210
Ultra Long U.S. Treasury Bonds	(66)	12/20/22	(9,042,000)	337,825

Total				$ 775,168

TOTAL FUTURES CONTRACTS				$ 489,969

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	1.250%(b)	12/15/22	NZD	7,470		$ (11,777)	$ (2,206)	$ (9,571)
1M BID Average(c)	12.400(c)	01/02/23	BRL	3,560		3,809	(35)	3,844
5.800%(c)	1M BID Average(c)	01/02/23		9,300		92,518	989	91,529
12.300(c)	1M BID Average(c)	01/02/24		140		(62)	(56)	(6)
11.814(c)	1M BID Average(c)	01/02/24		2		2	1	1
3.000(b)	3M KWCDC(b)	06/15/24	KRW	1,985,500		28,427	1,746	26,681
3.250(b)	6M AUDOR(b)	08/15/24	AUD	6,360		47,410	16,349	31,061
2.000(d)	6M GBP(d)	09/21/24	GBP	3,880		269,982	274,431	(4,449)
9.200(c)	Mexico Interbank TIIE 28 Days(c)	12/18/24	MXN	11,840	(e)	8,941	92	8,849
3M CNRR(b)	2.500(b)	12/21/24	CNY	16,230	(e)	10,150	17,997	(7,847)
6M GBP(d)	2.750(d)	12/21/24	GBP	2,870	(e)	(172,254)	(91,802)	(80,452)
3M STIBOR(d)	3.000(b)	12/21/24	SEK	208,360	(e)	(169,243)	(128,067)	(41,176)
3M LIBOR(d)	3.250(d)	12/21/24	$	8,710	(e)	(163,749)	(124,805)	(38,944)
3M LIBOR(d)	3.600(d)	12/21/24		2,860	(e)	(34,813)	(16,451)	(18,362)
8.750(b)	3M JIBAR(b)	12/21/24	ZAR	39,350	(e)	(14,573)	(34,111)	19,538
3.750(d)	3M NIBOR(a)	12/21/24	NOK	122,660	(e)	(15,913)	8,949	(24,862)
3.750(b)	3M TELBOR(b)	12/21/24	HKD	23,500	(e)	43,264	21,106	22,158
3M NZDOR(a)	4.000(b)	12/21/24	NZD	4,740	(e)	(37,642)	(28,618)	(9,024)
3.250(b)	6M AUDOR(b)	12/21/24	AUD	5,760	(e)	62,344	49,210	13,134
1.500(d)	6M EURO(a)	12/21/24	EUR	8,660	(e)	255,064	204,012	51,052
7.500(d)	6M WIBOR(a)	12/21/24	PLN	2,475	(e)	1,007	(5,291)	6,298
1M BID Average(c)	11.230(c)	01/04/27	BRL	2,600		(1,850)	(20,177)	18,327
8.495(c)	1M BID Average(c)	01/04/27		2,790		41,592	(16,171)	57,763
2.350(d)	6M EURO(a)	09/09/27	EUR	3,600	(e)	73,031	29,242	43,789
6M EURO(d)	1.500(d)	12/21/27		1,470	(e)	(86,245)	(73,559)	(12,686)
3M CNRR(b)	2.500(b)	12/21/27	CNY	8,330	(e)	(4,934)	5,191	(10,125)

36                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M GBP(d)	2.500%(d)	12/21/27	GBP	490	(e)	$ (60,701)	$ (29,919)	$ (30,782)
6M AUDOR(a)	3.750(a)	12/21/27	AUD	310	(e)	(5,033)	(2,423)	(2,610)
2.750%(d)	3M LIBOR(d)	12/21/27		$2,040	(e)	96,930	89,758	7,172
3M NZDOR(a)	4.000(b)	12/21/27	NZD	6,650	(e)	(83,093)	(45,580)	(37,513)
6M WIBOR(d)	6.500(a)	12/21/27	PLN	725	(e)	(3,056)	2,262	(5,318)
1.500(d)	6M CHFOR(d)	12/21/27	CHF	3,390	(e)	41,815	43,508	(1,693)
1.500(d)	6M EURO(a)	12/21/27	EUR	1,860	(e)	133,937	102,419	31,518
0.000(d)	6M JYOR(d)	12/21/27	JPY	2,166,510	(e)	220,393	208,747	11,646
6.750(d)	6M WIBOR(a)	12/21/27	PLN	725	(e)	1,585	651	934
3M LIBOR(d)	2.500(d)	06/04/29		$6,730	(e)	(87,748)	(4,543)	(83,205)
2.350(d)	6M EURO(a)	07/04/29	EUR	1,120	(e)	37,948	31,079	6,869
2.570(d)	3M LIBOR(d)	06/04/31		$17,750	(e)	168,904	17,316	151,588
6M EURO(d)	2.128(a)	05/17/32	EUR	2,450	(e)	(106,398)	7,400	(113,798)
1.754(d)	6M EURO(d)	05/17/32		2,450	(e)	119,702	(2,265)	121,967
6M EURO(d)	2.000(a)	05/26/32		9,260	(e)	(449,357)	(159,758)	(289,599)
0.500(d)	6M JYOR(d)	05/26/32	JPY	2,203,400	(e)	196,275	70,049	126,226
2.680(d)	3M LIBOR(d)	07/28/32		$780	(e)	16,786	(3,898)	20,684
2.500(d)	6M GBP(d)	08/25/32	GBP	1,800	(e)	86,745	(33,709)	120,454
6M EURO(d)	2.500(a)	08/30/32	EUR	2,510	(e)	(72,211)	(72,476)	265
6M EURO(d)	2.750(a)	09/08/32		1,540	(e)	(29,206)	3,269	(32,475)
2.750(d)	3M STIBOR(b)	09/08/32	SEK	18,030	(e)	15,769	2,147	13,622
6M EURO(d)	2.650(a)	09/09/32	EUR	5,330	(e)	(122,041)	(47,487)	(74,554)
6M EURO(a)	3.200(a)	10/04/32		3,120	(e)	2,523	2,524	(1)
3.000(b)	3M LIBOR(b)	10/04/32		$3,630	(e)	27,395	27,396	(1)
Mexico Interbank
TIIE 28 Days(c)	8.600(c)	12/08/32	MXN	4,680	(e)	(8,741)	279	(9,020)
6M GBP(d)	2.250(d)	12/21/32	GBP	120	(e)	(23,028)	(11,951)	(11,077)
3M LIBOR(d)	2.500(d)	12/21/32		$5,330	(e)	(460,634)	(346,577)	(114,057)
3M STIBOR(d)	3.000(b)	12/21/32	SEK	3,850	(e)	(5,306)	(3,602)	(1,704)
6M CDOR(a)	3.250(a)	12/21/32	CAD	70	(e)	(1,792)	(2,258)	466
6M AUDOR(a)	3.750(a)	12/21/32	AUD	440	(e)	(16,616)	(10,493)	(6,123)
3.750(b)	3M KWCDC(b)	12/21/32	KRW	609,940	(e)	2,718	(12,673)	15,391
2.500(d)	3M LIBOR(d)	12/21/32		$4,000	(e)	345,692	318,032	27,660
3.500(d)	3M NIBOR(a)	12/21/32	NOK	830	(e)	155	841	(686)
4.000(a)	3M NZDOR(b)	12/21/32	NZD	40	(e)	810	397	413
6M WIBOR(d)	6.250(a)	12/21/32	PLN	1,750	(e)	(15,310)	6,062	(21,372)
1.750(d)	6M CHFOR(d)	12/21/32	CHF	370	(e)	12,371	12,371	—
2.000(d)	6M EURO(a)	12/21/32	EUR	2,540	(e)	248,667	113,371	135,296
0.250(d)	6M JYOR(d)	12/21/32	JPY	1,533,750	(e)	318,018	281,848	36,170
3M JIBAR(b)	9.500(b)	12/21/32	ZAR	6,350	(e)	(5,723)	7,082	(12,805)
3M LIBOR(d)	2.730(d)	06/04/33		$11,270	(e)	(84,541)	(9,550)	(74,991)
6M GBP(d)	3.800(d)	07/31/35	GBP	2,010	(e)	(101,617)	(5,849)	(95,768)
6M EURO(d)	2.855(a)	07/04/37	EUR	1,680	(e)	(30,732)	(31,918)	1,186
3M LIBOR(d)	2.910(d)	07/28/37		$1,860	(e)	(25,313)	3,314	(28,627)
6M EURO(d)	2.152(a)	08/09/37	EUR	2,940	(e)	(94,431)	(40,958)	(53,473)
1.451(d)	6M EURO(a)	08/10/42		6,680	(e)	115,119	43,635	71,484
2.080(d)	3M LIBOR(d)	07/28/47		$1,320	(e)	5,225	(840)	6,065
6M EURO(d)	1.051(a)	08/11/47	EUR	3,700	(e)	(28,800)	(7,434)	(21,366)
6M EURO(d)	1.355(d)	05/17/52		780	(e)	(67,757)	(3,917)	(63,840)
1.328(d)	6M EURO(a)	05/17/52		780	(e)	59,683	3,540	56,143
1.560(d)	6M EURO(a)	07/06/52		720	(e)	(3,895)	(17,576)	13,681

The accompanying notes are an integral part of these financial statements.                37

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund		Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.800%(d)	6M EURO	(a)	09/09/52	EUR	1,130	(e)	$18,806	$2,777	$16,029

TOTAL							$525,377	$582,386	$(57,009)

(a)	Payments made semi-annually.
(b)	Payments made quarterly.
(c)	Payments made at monthly.
(d)	Payments made annually.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	8.960%	MS & Co. Int. PLC	11/17/59	$—	$50	$(24)	$74
Markit CMBX Series 11	3.000	7.241	MS & Co. Int. PLC	11/18/54	400	(64,625)	(107,274)	42,649
Markit CMBX Series 9	3.000	8.960	MS & Co. Int. PLC	11/17/59	200	(37,369)	(17,517)	(19,852)

TOTAL						$(101,944)	$(124,815)	$22,871

(a)	Payments made at maturity.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 34	1.000%	0.975%	06/20/25	$6,950	$6,348	$84,619	$(78,271)
CDX.NA.IG Index 37	1.000	0.950	12/20/26	12,825	27,888	190,926	(163,038)
CDX.NA.IG Index 38	1.000	1.000	06/20/27	1,950	629	10,174	(9,545)
CDX.NA.IG Index 39	1.000	1.081	12/20/27	34,075	(115,290)	(141,873)	26,583
General Electric Co. 2.700%, 10/09/22	1.000	1.279	06/20/26	1,525	(13,924)	15,458	(29,382)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.962	06/20/27	825	1,587	2,870	(1,283)
Republic of Chile, 3.875%, 08/05/20	1.000	1.686	12/20/27	580	(17,988)	(11,279)	(6,709)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.574	12/20/27	2,040	(52,612)	(17,497)	(35,115)
Republic of Panama, 8.875%, 09/30/27	1.000	1.830	12/20/27	180	(6,734)	(4,648)	(2,086)

38                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of Panama, 8.875%, 09/30/27	1.000%	1.720%	06/20/27	$400	$(11,897)	$(9,277)	$ (2,620)
Republic of Peru, 8.750%, 11/21/33	1.000	1.563	06/20/27	500	(11,640)	(6,365)	(5,275)
The Boeing Co., 8.750%, 08/15/21	1.000	1.470	06/20/24	500	(3,718)	3,732	(7,450)
United Mexican States, 4.150%, 03/28/27	1.000	1.952	12/20/27	1,300	(55,660)	(38,516)	(17,144)

TOTAL					$(253,011)	$78,324	$(331,335)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts Calls
1Y IRS	Citibank NA	0.459%	10/10/2022	15,430,000	$15,430,000	$2	$33,730	$(33,728)
1Y IRS	Citibank NA	0.420	10/10/2022	16,880,000	16,880,000	2	36,542	(36,540)
1Y IRS	Citibank NA	0.516	11/15/2022	16,920,000	16,920,000	87	39,732	(39,645)
1Y IRS	Citibank NA	2.400	07/28/2023	3,900,000	3,900,000	35,390	130,650	(95,260)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	3,530,000	3,530,000	33,192	131,083	(97,891)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	38,100,000	38,100,000	19	129,258	(129,239)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,200,000	10,200,000	1	103,239	(103,238)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	37,900,000	37,900,000	8	123,175	(123,167)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	4,190,000	4,190,000	24	9,867	(9,843)

				147,050,000	$147,050,000	$68,725	$737,276	$(668,551)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000	05/05/2023	3,500,000	3,500,000	199,009	122,443	76,566
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	3,970,000	3,970,000	246,367	154,552	91,815
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	3,970,000	3,970,000	280,915	143,335	137,580

				11,440,000	$11,440,000	$726,291	$420,330	$305,961

Total purchased option contracts				158,490,000	$158,490,000	$795,016	$1,157,606	$(362,590)

Written option contracts Calls
1M IRS	Citibank NA	3.076	10/03/2022	(760,000)	(760,000)	—	(9,804)	9,804
1M IRS	Citibank NA	2.538	10/10/2022	(590,000)	(590,000)	(86)	(8,265)	8,179
1M IRS	Citibank NA	3.270	10/19/2022	(760,000)	(760,000)	(2,440)	(9,948)	7,508

The accompanying notes are an integral part of these financial statements.                39

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

    OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1M IRS	Citibank NA	2.723%	10/24/2022	(560,000)	$(560,000)	$(1,551)	$(7,721)	$ 6,170
1Y IRS	Citibank NA	0.425	10/10/2022	(1,580,000)	(1,580,000)	—	(33,762)	33,762
1Y IRS	Citibank NA	0.379	10/10/2022	(1,740,000)	(1,740,000)	—	(36,542)	36,542
1Y IRS	Citibank NA	0.553	11/15/2022	(1,750,000)	(1,750,000)	(13)	(39,777)	39,764
1Y IRS	Citibank NA	1.750	07/28/2023	(3,900,000)	(3,900,000)	(13,250)	(48,750)	35,500
1Y IRS	Citibank NA	2.075	07/28/2023	(3,900,000)	(3,900,000)	(21,826)	(81,900)	60,074
1M IRS	Deutsche Bank AG (London)	3.625	10/26/2022	(760,000)	(760,000)	(12,389)	(11,438)	(951)
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(3,530,000)	(3,530,000)	(9,529)	(49,936)	40,407
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(3,530,000)	(3,530,000)	(18,084)	(81,147)	63,063
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(38,100,000)	(38,100,000)	(8)	(83,479)	83,471
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(38,100,000)	(38,100,000)	(4)	(45,779)	45,775
1M IRS	JPMorgan Securities, Inc.	3.072	10/31/2022	(570,000)	(570,000)	(9,148)	(9,148)	—
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,000,000)	(2,000,000)	—	(103,884)	103,884
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(37,900,000)	(37,900,000)	(4)	(45,480)	45,476
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(37,900,000)	(37,900,000)	(4)	(77,695)	77,691
1M IRS	MS & Co. Int. PLC	3.090	10/11/2022	(760,000)	(760,000)	(204)	(9,975)	9,771
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(430,000)	(430,000)	(4)	(9,801)	9,797
1M IRS	UBS AG (London)	2.562	10/17/2022	(580,000)	(580,000)	(403)	(8,378)	7,975

				(179,700,000)	$(179,700,000)	$(88,947)	$(812,609)	$ 723,662

Puts
1M IRS	Citibank NA	3.076	10/03/2022	(760,000)	(760,000)	(30,167)	(9,804)	(20,363)
1M IRS	Citibank NA	2.538	10/10/2022	(590,000)	(590,000)	(28,842)	(8,265)	(20,577)
1M IRS	Citibank NA	3.270	10/19/2022	(760,000)	(760,000)	(20,404)	(9,948)	(10,456)
1M IRS	Citibank NA	2.723	10/24/2022	(560,000)	(560,000)	(20,550)	(7,721)	(12,829)
1M IRS	Deutsche Bank AG (London)	3.625	10/26/2022	(760,000)	(760,000)	(7,969)	(11,438)	3,469
1Y IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(3,500,000)	(3,500,000)	(71,269)	(44,979)	(26,290)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(3,500,000)	(3,500,000)	(122,819)	(77,464)	(45,355)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(3,970,000)	(3,970,000)	(164,540)	(94,726)	(69,814)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(3,970,000)	(3,970,000)	(106,411)	(59,827)	(46,584)
1M IRS	JPMorgan Securities, Inc.	3.072	10/31/2022	(570,000)	(570,000)	(9,148)	(9,148)	—
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(3,970,000)	(3,970,000)	(126,849)	(54,841)	(72,008)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(3,970,000)	(3,970,000)	(192,630)	(88,494)	(104,136)
1M IRS	MS & Co. Int. PLC	3.090	10/11/2022	(760,000)	(760,000)	(29,517)	(9,975)	(19,542)
1M IRS	UBS AG (London)	2.562	10/17/2022	(580,000)	(580,000)	(27,729)	(8,378)	(19,351)

				(28,220,000)	$(28,220,000)	$(958,844)	$(495,008)	$(463,836)

Total written option contracts				(207,920,000)	$(207,920,000)	$(1,047,791)	$(1,307,617)	$ 259,826

TOTAL				(49,430,000)	$(49,430,000)	$(252,775)	$(150,011)	$(102,764)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts Calls
Call USD/Put NOK	Barclays Bank PLC	10.385%	10/17/2022	1,290,000	$1,290,000	$61,376	$10,488	$ 50,888
Call USD/Put ZAR	BNP Paribas SA	17.929	10/07/2022	1,295,000	1,295,000	19,532	11,538	7,994

40                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put ZAR	BNP Paribas SA	18.730%	10/27/2022	2,438,000	$2,438,000	$19,797	$24,168	$(4,371)
Call USD/Put HUF	BofA Securities LLC	447.000	10/20/2022	1,219,000	1,219,000	15,139	14,937	202
Call USD/Put TWD	BofA Securities LLC	30.850	10/04/2022	2,622,000	2,622,000	77,323	8,967	68,356
Call USD/Put ZAR	BofA Securities LLC	17.965	10/10/2022	1,303,000	1,303,000	20,464	11,374	9,090
Call USD/Put ZAR	BofA Securities LLC	18.300	10/18/2022	2,568,000	2,568,000	29,684	20,108	9,576
Call USD/Put ZAR	BofA Securities LLC	18.370	10/25/2022	1,247,000	1,247,000	15,954	12,098	3,856
Call USD/Put CNH	Citibank NA	7.245	10/20/2022	2,485,000	2,485,000	9,145	9,679	(534)
Call USD/Put ILS	Citibank NA	3.519	10/20/2022	2,528,000	2,528,000	48,330	17,099	31,231
Call USD/Put INR	Citibank NA	82.200	10/21/2022	1,905,000	1,905,000	8,508	6,106	2,402
Call USD/Put KRW	Citibank NA	1,481.500	10/27/2022	1,219,000	1,219,000	5,136	7,752	(2,616)
Call USD/Put NOK	Citibank NA	10.725	10/25/2022	1,247,000	1,247,000	33,292	11,271	22,021
Call USD/Put SEK	Deutsche Bank AG (London)	11.083	10/18/2022	1,284,000	1,284,000	20,280	8,434	11,846
Call USD/Put SEK	Deutsche Bank AG (London)	11.090	10/18/2022	1,284,000	1,284,000	19,889	8,216	11,673
Call USD/Put SEK	Deutsche Bank AG (London)	11.600	10/18/2022	1,242,000	1,242,000	4,728	11,199	(6,471)
Call USD/Put ZAR	Deutsche Bank AG
	(London)	18.100	10/11/2022	1,280,000	1,280,000	15,855	9,979	5,876
Call USD/Put ZAR	Deutsche Bank AG
	(London)	18.760	10/27/2022	1,219,000	1,219,000	9,487	11,814	(2,327)
Call USD/Put NOK	HSBC Bank PLC	11.018	11/02/2022	2,458,000	2,458,000	27,456	27,456	—
Call USD/Put BRL	JPMorgan Securities,
	Inc.	5.670	10/11/2022	2,447,000	2,447,000	10,811	41,723	(30,912)
Call USD/Put KRW	JPMorgan Securities,
	Inc.	1,416.500	10/13/2022	1,289,000	1,289,000	22,084	8,182	13,902
Call USD/Put NOK	JPMorgan Securities,
	Inc.	10.500	10/20/2022	1,280,000	1,280,000	50,533	11,330	39,203
Call USD/Put TRY	JPMorgan Securities,
	Inc.	18.770	10/13/2022	1,298,000	1,298,000	14,604	17,014	(2,410)
Call USD/Put TWD	JPMorgan Securities,
	Inc.	31.960	10/24/2022	2,540,000	2,540,000	13,556	10,191	3,365
Call USD/Put BRL	MS & Co. Int. PLC	5.623	10/27/2022	1,223,000	1,223,000	15,963	12,852	3,111
Call USD/Put KRW	MS & Co. Int. PLC	1,386.100	10/04/2022	1,304,000	1,304,000	45,364	8,351	37,013
Call USD/Put NOK	MS & Co. Int. PLC	11.350	10/25/2022	1,219,000	1,219,000	8,254	10,291	(2,037)
Call USD/Put CNH	Standard Chartered
	Bank	7.130	10/20/2022	2,528,000	2,528,000	22,603	9,303	13,300
Call USD/Put INR	Standard Chartered
	Bank	80.950	10/17/2022	1,290,000	1,290,000	13,189	3,213	9,976
Call USD/Put KRW	Standard Chartered
	Bank	1,412.800	10/11/2022	1,943,000	1,943,000	35,930	13,823	22,107
Call USD/Put TWD	Standard Chartered
	Bank	31.400	10/13/2022	2,579,000	2,579,000	30,829	9,039	21,790
Call USD/Put NOK	UBS AG (London)	10.350	10/05/2022	1,289,000	1,289,000	62,517	7,606	54,911
Call USD/Put SEK	UBS AG (London)	11.055	10/20/2022	1,280,000	1,280,000	22,496	10,189	12,307
Call USD/Put ZAR	UBS AG (London)	17.710	10/12/2022	1,299,000	1,299,000	33,883	9,158	24,725

				56,941,000	$56,941,000	$863,991	$424,948	$439,043

Puts
Put GBP/Call USD	Barclays Bank PLC	1.110	10/20/2022	2,215,000	2,215,000	38,992	15,644	23,348
Put EUR/Call USD	BNP Paribas SA	0.995	10/12/2022	1,293,000	1,293,000	22,819	6,259	16,560
Put EUR/Call USD	BNP Paribas SA	0.976	10/24/2022	1,286,000	1,286,000	14,175	8,971	5,204

The accompanying notes are an integral part of these financial statements.                41

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT IFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	BofA Securities LLC	0.974%	10/24/2022	1,286,000	$ 1,286,000	$ 13,197	$ 7,721	$ 5,476
Put EUR/Call USD	BofA Securities LLC	0.947	10/24/2022	1,268,000	1,268,000	4,604	7,672	(3,068)
Put NZD/Call USD	BofA Securities LLC	0.585	10/17/2022	2,143,000	2,143,000	53,400	9,516	43,884
Put NZD/Call USD	Citibank NA	0.543	10/26/2022	2,153,000	2,153,000	8,542	9,674	(1,132)
Put EUR/Call USD	Credit Suisse International (London)	0.982	10/07/2022	2,580,000	2,580,000	20,848	11,954	8,894
Put GBP/Call USD	Deutsche Bank AG (London)	1.134	10/11/2022	1,130,000	1,130,000	28,445	7,567	20,878
Put GBP/Call USD	Deutsche Bank AG (London)	1.105	10/24/2022	1,121,000	1,121,000	19,158	7,513	11,645
Put EUR/Call USD	HSBC Bank PLC	0.977	10/05/2022	2,609,000	2,609,000	12,527	18,075	(5,548)
Put NZD/Call USD	HSBC Bank PLC	0.591	10/11/2022	4,282,983	4,282,983	128,152	21,638	106,514
Put NZD/Call USD	HSBC Bank PLC	0.556	10/20/2022	3,234,000	3,234,000	21,804	12,317	9,487
Put NZD/Call USD	HSBC Bank PLC	0.572	10/25/2022	4,322,000	4,322,000	68,169	21,624	46,545
Put GBP/Call USD	MS & Co. Int. PLC	1.116	10/19/2022	1,676,687	1,676,687	33,353	14,962	18,391
Put GBP/Call USD	MS & Co. Int. PLC	1.090	10/25/2022	4,430,000	4,430,000	57,056	38,027	19,029
Put GBP/Call USD	MS & Co. Int. PLC	1.062	10/25/2022	4,430,000	4,430,000	31,943	37,853	(5,910)
Put NZD/Call USD	MS & Co. Int. PLC	0.580	10/20/2022	3,227,000	3,227,000	67,954	15,737	52,217
Put EUR/Call USD	Standard Chartered Bank	0.998	10/12/2022	1,293,000	1,293,000	25,577	6,440	19,137
Put EUR/Call USD	Standard Chartered Bank	0.942	10/24/2022	1,267,000	1,267,000	3,863	9,231	(5,368)
Put EUR/Call USD	Standard Chartered Bank	0.962	10/25/2022	2,542,000	2,542,000	16,806	15,880	926
Put GBP/Call USD	Standard Chartered Bank	1.125	10/05/2022	2,258,000	2,258,000	33,897	19,820	14,077
Put NZD/Call USD	Standard Chartered Bank	0.567	10/26/2022	2,137,000	2,137,000	27,434	10,877	16,557
Put NZD/Call USD	UBS AG (London)	0.598	10/12/2022	2,127,000	2,127,000	78,083	7,857	70,226

				56,310,670	$ 56,310,670	$ 830,798	$ 342,829	$ 487,969

Total purchased option contracts				113,251,670	$ 113,251,670	$ 1,694,789	$ 767,777	$ 927,012

Written option contracts Calls
Call EUR/Put CZK	Barclays Bank PLC	24.700	10/07/2022	(654,000)	(654,000)	(1,067)	(4,517)	3,450
Call USD/Put SGD	Barclays Bank PLC	1.404	10/17/2022	(645,000)	(645,000)	(14,838)	(4,812)	(10,026)
Call EUR/Put USD	BNP Paribas SA	1.037	10/12/2022	(1,293,000)	(1,293,000)	(264)	(5,540)	5,276
Call USD/Put ZAR	BNP Paribas SA	18.205	10/27/2022	(1,219,000)	(1,219,000)	(20,584)	(23,445)	2,861
Call USD/Put TWD	BofA Securities LLC	30.500	10/04/2022	(1,311,000)	(1,311,000)	(53,092)	(9,440)	(43,652)
Call USD/Put TWD	BofA Securities LLC	31.640	11/02/2022	(615,000)	(615,000)	(5,661)	(5,661)	—
Call USD/Put ZAR	BofA Securities LLC	17.965	10/10/2022	(1,303,000)	(1,303,000)	(15,407)	(15,407)	—
Call USD/Put ZAR	BofA Securities LLC	17.710	10/12/2022	(1,299,000)	(1,299,000)	(33,883)	(24,982)	(8,901)
Call EUR/Put CZK	Citibank NA	24.710	10/26/2022	(640,000)	(640,000)	(3,315)	(4,057)	742
Call EUR/Put SEK	Citibank NA	10.730	10/05/2022	(652,000)	(652,000)	(8,869)	(5,121)	(3,748)
Call USD/Put CNH	Citibank NA	7.130	10/20/2022	(2,528,000)	(2,528,000)	(22,603)	(25,950)	3,347
Call USD/Put INR	Citibank NA	80.950	10/17/2022	(1,290,000)	(1,290,000)	(13,189)	(9,449)	(3,740)
Call USD/Put KRW	Citibank NA	1,416.500	10/13/2022	(1,289,000)	(1,289,000)	(22,084)	(27,438)	5,354
Call USD/Put NOK	Citibank NA	10.350	10/05/2022	(1,289,000)	(1,289,000)	(62,516)	(22,280)	(40,236)
Call USD/Put SGD	Citibank NA	1.398	10/04/2022	(652,000)	(652,000)	(17,468)	(4,329)	(13,139)

42                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call EUR/Put CHF	Credit Suisse International (London)	0.980%	10/04/2022	(652,000)	$(652,000)	$(411)	$(7,200)	$6,789
Call USD/Put SEK	Credit Suisse International (London)	10.910	10/25/2022	(635,000)	(635,000)	(4,435)	(4,660)	225
Call GBP/Put USD	Deutsche Bank AG (London)	1.190	10/11/2022	(1,130,000)	(1,130,000)	(810)	(6,336)	5,526
Call USD/Put INR	Deutsche Bank AG (London)	79.800	10/17/2022	(645,000)	(645,000)	(13,838)	(4,157)	(9,681)
Call USD/Put SEK	Deutsche Bank AG (London)	11.083	10/18/2022	(1,284,000)	(1,284,000)	(20,280)	(37,831)	17,551
Call USD/Put ZAR	Deutsche Bank AG (London)	18.100	10/11/2022	(1,280,000)	(1,280,000)	(15,855)	(19,484)	3,629
Call EUR/Put SEK	HSBC Bank PLC	10.688	10/17/2022	(645,000)	(645,000)	(11,921)	(5,223)	(6,698)
Call EUR/Put USD	HSBC Bank PLC	0.981	12/01/2022	(629,000)	(629,000)	(13,172)	(13,172)	—
Call USD/Put CNH	HSBC Bank PLC	6.965	10/13/2022	(645,000)	(645,000)	(15,858)	(4,205)	(11,653)
Call USD/Put NOK	HSBC Bank PLC	10.654	11/02/2022	(1,229,000)	(1,229,000)	(27,487)	(27,487)	—
Call USD/Put SGD	HSBC Bank PLC	1.405	10/10/2022	(652,000)	(652,000)	(14,253)	(4,173)	(10,080)
Call USD/Put SGD	HSBC Bank PLC	1.433	10/27/2022	(612,000)	(612,000)	(6,029)	(5,156)	(873)
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.965	10/24/2022	(643,000)	(643,000)	(7,231)	(6,445)	(786)
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.735	10/13/2022	(644,000)	(644,000)	(18,184)	(6,818)	(11,366)
Call USD/Put BRL	JPMorgan Securities, Inc.	5.408	10/11/2022	(1,223,000)	(1,223,000)	(20,502)	(41,828)	21,326
Call USD/Put CNH	JPMorgan Securities, Inc.	7.140	10/27/2022	(612,000)	(612,000)	(5,566)	(5,104)	(462)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,386.100	10/04/2022	(1,304,000)	(1,304,000)	(45,364)	(16,696)	(28,668)
Call USD/Put TWD	JPMorgan Securities, Inc.	31.400	10/13/2022	(2,579,000)	(2,579,000)	(30,829)	(23,303)	(7,526)
Call USD/Put ZAR	JPMorgan Securities, Inc.	17.929	10/07/2022	(1,295,000)	(1,295,000)	(19,532)	(17,314)	(2,218)
Call EUR/Put CZK	MS & Co. Int. PLC	24.600	10/13/2022	(644,000)	(644,000)	(2,823)	(3,258)	435
Call EUR/Put PLN	MS & Co. Int. PLC	4.735	10/07/2022	(654,000)	(654,000)	(17,381)	(6,493)	(10,888)
Call EUR/Put SEK	MS & Co. Int. PLC	10.635	10/12/2022	(647,000)	(647,000)	(14,471)	(4,846)	(9,625)
Call EUR/Put USD	MS & Co. Int. PLC	0.965	10/03/2022	(640,000)	(640,000)	(10,775)	(4,928)	(5,847)
Call USD/Put INR	MS & Co. Int. PLC	79.970	10/07/2022	(648,000)	(648,000)	(11,650)	(3,746)	(7,904)
Call USD/Put INR	MS & Co. Int. PLC	81.900	11/03/2022	(618,000)	(618,000)	(4,710)	(6,002)	1,292
Call USD/Put NOK	MS & Co. Int. PLC	10.385	10/17/2022	(1,290,000)	(1,290,000)	(53,593)	(53,593)	—
Call USD/Put NOK	MS & Co. Int. PLC	10.725	10/25/2022	(1,247,000)	(1,247,000)	(33,292)	(38,921)	5,629
Call USD/Put TWD	MS & Co. Int. PLC	30.500	10/04/2022	(652,000)	(652,000)	(26,404)	(4,134)	(22,270)
Call USD/Put TWD	MS & Co. Int. PLC	30.980	10/13/2022	(649,000)	(649,000)	(15,220)	(4,249)	(10,971)
Call EUR/Put USD	Standard Chartered Bank	1.040	10/12/2022	(1,293,000)	(1,293,000)	(208)	(5,584)	5,376
Call USD/Put TWD	Standard Chartered Bank	30.850	10/04/2022	(2,622,000)	(2,622,000)	(77,323)	(25,756)	(51,567)
Call USD/Put TWD	Standard Chartered Bank	31.290	10/20/2022	(640,000)	(640,000)	(10,004)	(5,766)	(4,238)
Call EUR/Put CHF	UBS AG (London)	0.973	10/12/2022	(647,000)	(647,000)	(3,035)	(6,441)	3,406
Call EUR/Put CHF	UBS AG (London)	0.960	10/25/2022	(635,000)	(635,000)	(9,176)	(6,609)	(2,567)

The accompanying notes are an integral part of these financial statements.                43

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call NZD/Put USD	UBS AG (London)	0.629%	10/12/2022	(2,127,000)	$(2,127,000)	$(13)	$(6,930)	$6,917

				(50,670,000)	$(50,670,000)	$(876,475)	$(636,276)	$(240,199)

Puts
Put EUR/Call CZK	Barclays Bank PLC	24.700	10/07/2022	(654,000)	(654,000)	(2,932)	(2,664)	(268)
Put GBP/Call USD	Barclays Bank PLC	1.125	10/05/2022	(2,258,000)	(2,258,000)	(33,897)	(17,374)	(16,523)
Put USD/Call NOK	Barclays Bank PLC	9.803	10/17/2022	(1,290,000)	(1,290,000)	(168)	(6,644)	6,476
Put USD/Call SGD	Barclays Bank PLC	1.404	10/17/2022	(645,000)	(645,000)	(565)	(3,896)	3,331
Put EUR/Call USD	BNP Paribas SA	0.995	10/12/2022	(1,293,000)	(1,293,000)	(22,819)	(16,565)	(6,254)
Put USD/Call ZAR	BNP Paribas SA	16.935	10/07/2022	(1,295,000)	(1,295,000)	(51)	(6,799)	6,748
Put EUR/Call USD	BofA Securities LLC	0.998	10/12/2022	(1,293,000)	(1,293,000)	(25,577)	(18,183)	(7,394)
Put EUR/Call USD	BofA Securities LLC	0.974	10/24/2022	(1,286,000)	(1,286,000)	(13,197)	(21,799)	8,602
Put USD/Call HUF	BofA Securities LLC	388.750	10/20/2022	(1,280,000)	(1,280,000)	(785)	(10,237)	9,452
Put USD/Call TWD	BofA Securities LLC	31.640	11/02/2022	(615,000)	(615,000)	(5,661)	(5,661)	—
Put USD/Call ZAR	BofA Securities LLC	17.180	10/18/2022	(2,568,000)	(2,568,000)	(3,310)	(17,154)	13,844
Put EUR/Call CZK	Citibank NA	24.710	10/26/2022	(640,000)	(640,000)	(3,324)	(2,595)	(729)
Put EUR/Call SEK	Citibank NA	10.730	10/05/2022	(652,000)	(652,000)	(142)	(4,765)	4,623
Put NZD/Call USD	Citibank NA	0.567	10/26/2022	(2,137,000)	(2,137,000)	(27,434)	(28,504)	1,070
Put USD/Call SGD	Citibank NA	1.398	10/04/2022	(652,000)	(652,000)	(3)	(3,740)	3,737
Put EUR/Call CHF	Credit Suisse International (London)	0.980	10/04/2022	(652,000)	(652,000)	(8,716)	(6,032)	(2,684)
Put EUR/Call SEK	Credit Suisse International (London)	10.910	10/25/2022	(635,000)	(635,000)	(5,922)	(5,417)	(505)
Put GBP/Call USD	Deutsche Bank AG (London)	1.134	10/11/2022	(1,130,000)	(1,130,000)	(28,445)	(15,834)	(12,611)
Put USD/Call INR	Deutsche Bank AG (London)	79.800	10/17/2022	(645,000)	(645,000)	(466)	(3,350)	2,884
Put USD/Call SEK	Deutsche Bank AG (London)	10.493	10/18/2022	(1,284,000)	(1,284,000)	(1,554)	(7,272)	5,718
Put USD/Call SEK	Deutsche Bank AG (London)	10.500	10/18/2022	(1,284,000)	(1,284,000)	(1,619)	(7,441)	5,822
Put EUR/Call SEK	HSBC Bank PLC	10.688	10/17/2022	(645,000)	(645,000)	(664)	(4,384)	3,720
Put EUR/Call USD	HSBC Bank PLC	0.977	10/05/2022	(2,609,000)	(2,609,000)	(12,527)	(8,698)	(3,829)
Put EUR/Call USD	HSBC Bank PLC	0.981	12/01/2022	(629,000)	(629,000)	(13,172)	(13,172)	—
Put NZD/Call USD	HSBC Bank PLC	0.591	10/11/2022	(4,282,983)	(4,282,983)	(128,152)	(48,047)	(80,105)
Put NZD/Call USD	HSBC Bank PLC	0.580	10/20/2022	(3,227,000)	(3,227,000)	(67,954)	(43,928)	(24,026)
Put USD/Call CNH	HSBC Bank PLC	6.965	10/13/2022	(645,000)	(645,000)	(19,021)	(4,205)	(14,816)
Put USD/Call SGD	HSBC Bank PLC	1.405	10/10/2022	(652,000)	(652,000)	(239)	(4,173)	3,934
Put USD/Call SGD	HSBC Bank PLC	1.433	10/27/2022	(612,000)	(612,000)	(4,685)	(5,156)	471
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.965	10/24/2022	(643,000)	(643,000)	(5,893)	(7,170)	1,277
Put EUR/Call PLN	JPMorgan Securities, Inc.	4.735	10/13/2022	(644,000)	(644,000)	(607)	(4,965)	4,358
Put USD/Call CNH	JPMorgan Securities, Inc.	7.140	10/27/2022	(612,000)	(612,000)	(6,050)	(5,104)	(946)
Put USD/Call NOK	JPMorgan Securities, Inc.	9.950	10/20/2022	(1,280,000)	(1,280,000)	(530)	(8,041)	7,511
Put EUR/Call CZK	MS & Co. Int. PLC	24.600	10/13/2022	(644,000)	(644,000)	(2,823)	(3,258)	435
Put EUR/Call PLN	MS & Co. Int. PLC	4.735	10/07/2022	(654,000)	(654,000)	(263)	(6,494)	6,231
Put EUR/Call SEK	MS & Co. Int. PLC	10.635	10/12/2022	(647,000)	(647,000)	(167)	(4,846)	4,679

44                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT IFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	MS & Co. Int. PLC	0.965%	10/03/2022	(640,000)	$(640,000)	$(503)	$(4,928)	$4,425
Put GBP/Call USD	MS & Co. Int. PLC	1.110	10/20/2022	(2,215,000)	(2,215,000)	(38,992)	(97,587)	58,595
Put GBP/Call USD	MS & Co. Int. PLC	1.105	10/24/2022	(1,121,000)	(1,121,000)	(18,175)	(39,324)	21,149
Put GBP/Call USD	MS & Co. Int. PLC	1.112	10/25/2022	(2,215,000)	(2,215,000)	(44,321)	(35,036)	(9,285)
Put GBP/Call USD	MS & Co. Int. PLC	1.090	10/25/2022	(4,430,000)	(4,430,000)	(57,056)	(78,009)	20,953
Put NZD/Call USD	MS & Co. Int. PLC	0.598	10/12/2022	(2,127,000)	(2,127,000)	(78,083)	(23,896)	(54,187)
Put USD/Call BRL	MS & Co. Int. PLC	5.149	10/27/2022	(1,223,000)	(1,223,000)	(10,836)	(11,065)	229
Put USD/Call INR	MS & Co. Int. PLC	79.970	10/07/2022	(648,000)	(648,000)	(128)	(3,746)	3,618
Put USD/Call INR	MS & Co. Int. PLC	81.900	11/03/2022	(618,000)	(618,000)	(6,320)	(6,001)	(319)
Put USD/Call TWD	MS & Co. Int. PLC	30.500	10/04/2022	(652,000)	(652,000)	(1)	(4,134)	4,133
Put USD/Call TWD	MS & Co. Int. PLC	30.980	10/13/2022	(649,000)	(649,000)	(268)	(4,248)	3,980
Put EUR/Call USD	Standard Chartered Bank	0.982	10/07/2022	(2,580,000)	(2,580,000)	(20,848)	(28,571)	7,723
Put EUR/Call USD	Standard Chartered Bank	0.976	10/24/2022	(1,286,000)	(1,286,000)	(14,175)	(29,636)	15,461
Put NZD/Call USD	Standard Chartered Bank	0.585	10/17/2022	(2,143,000)	(2,143,000)	(53,400)	(24,368)	(29,032)
Put USD/Call INR	Standard Chartered Bank	79.250	10/17/2022	(1,290,000)	(1,290,000)	(418)	(2,891)	2,473
Put USD/Call TWD	Standard Chartered Bank	31.290	10/20/2022	(640,000)	(640,000)	(1,468)	(4,291)	2,823
Put EUR/Call CHF	UBS AG (London)	0.973	10/12/2022	(647,000)	(647,000)	(6,783)	(7,239)	456
Put EUR/Call CHF	UBS AG (London)	0.960	10/25/2022	(635,000)	(635,000)	(4,651)	(6,609)	1,958
Put NZD/Call USD	UBS AG (London)	0.572	10/25/2022	(2,161,000)	(2,161,000)	(34,085)	(21,363)	(12,722)
Put USD/Call SEK	UBS AG (London)	10.560	10/20/2022	(1,280,000)	(1,280,000)	(2,634)	(7,117)	4,483
Put USD/Call ZAR	UBS AG (London)	16.675	10/12/2022	(1,299,000)	(1,299,000)	(90)	(8,080)	7,990

				(73,112,983)	$(73,112,983)	$(842,569)	$(831,706)	$(10,863)

Total written option contracts				(123,782,983)	$(123,782,983)	$(1,719,044)	$(1,467,982)	$(251,062)

TOTAL				(10,531,313)	$(10,531,313)	$(24,255)	$(700,205)	$675,950

The accompanying notes are an integral part of these financial statements.                45

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STACR	—Structured Agency Credit Risk
TSFR	—Term Secured Overnight Financing Rate
UMBS	—Uniform Mortgage Backed Securities

46                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
2Y IRS	—1 Year Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 34	—CDX North America Investment Grade Index 34
CDX.NA.IG Ind 37	—CDX North America Investment Grade Index 37
CDX.NA.IG Ind 38	—CDX North America Investment Grade Index 38
CDX.NA.IG Ind 39	—CDX North America Investment Grade Index 39
CHFOR	—Swiss Franc Offered Rate
EURO	—Euro Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
STIBOR	—Stockholm Interbank Offered Rate
TELBOR	—Tel Aviv Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.                47

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 45.3%

Collateralized Mortgage Obligations – 0.8%
Inverse Floaters(a) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1X 1M USD LIBOR + 37.567%)
$3,385	23.851%		02/16/32	$3,541

Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 2755, Class ZA
234,966	5.000		02/15/34	235,888
FHLMC REMIC Series 4246, Class PT
100,597	6.500		02/15/36	105,195
FNMA REMIC Series 2011-52, Class GB
437,417	5.000		06/25/41	436,697
FNMA REMIC Series 2011-99, Class DB
431,111	5.000		10/25/41	430,752
FNMA REMIC Series 2012-111, Class B
73,201	7.000		10/25/42	77,076
FNMA REMIC Series 2012-153, Class B
260,910	7.000		07/25/42	274,272
OBX Trust Series 2022-NQM7, Class A1
495,124	5.110	(b)(c)	08/25/62	483,458

				2,043,338

Sequential Floating Rate(a) – 0.7%
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1M SOFR + 1.650%)
884,000	3.931	(b)	12/25/41	803,251
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1M SOFR + 1.550%)
978,000	3.831	(b)	10/25/41	925,495
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (1M SOFR + 2.800%)
447,973	5.081	(b)	10/25/50	448,224
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2 (1M SOFR + 1.650%)
616,515	3.931	(b)	01/25/34	601,216
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (1M SOFR + 1.000%)
1,843,956	3.281	(b)	01/25/42	1,787,999
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A (1M SOFR + 2.000%)
635,892	4.281	(b)	04/25/42	631,128
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B (1M SOFR + 3.500%)
780,000	5.781	(b)	03/25/42	746,362
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
69,420	3.473		01/19/36	67,519
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
64,732	3.804		10/25/34	62,157
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
3,680,313	2.520	(b)	05/25/52	3,072,223
Mill City Mortgage Loan Trust Series 2017-2, Class A3
363,109	3.107	(b)	07/25/59	349,469
Verus Securitization Trust Series 2022-INV1, Class A1
286,157	5.041	(b)(c)	08/25/67	278,725

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
$9,665	2.696%	02/25/33	$8,943
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1
99,198	3.500 (b)	07/25/49	93,534

			9,876,245

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			11,923,124

Commercial Mortgage-Backed Securities – 1.3%
Sequential Fixed Rate – 0.7%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$2,526,000	2.778%	11/15/54	$1,942,203
Bank Series 2019-BN21, Class A5
950,000	2.851	10/17/52	814,260
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956 (b)	05/10/41	3,709,592
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
3,100,000	4.000 (a)	04/15/55	2,784,509
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class D
2,200,000	2.500 (b)	04/15/55	1,367,632

			10,618,196

Sequential Floating Rate(a) – 0.6%
BBCMS Mortgage Trust Series 2022-C17, Class AS
5,200,000	4.971	09/15/55	4,856,178
BX Trust Series 2021-ARIA, Class C (1M USD LIBOR +
1.646%)
2,750,000	4.464 (b)	10/15/36	2,596,781
BX Trust Series 2022-PSB, Class A (1M TSFR LIBOR +
2.451%)
1,800,000	5.296 (b)	08/15/39	1,798,860

			9,251,819

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$19,870,015

Federal Agencies – 43.2%
Adjustable Rate FNMA(a) – 0.1%
(1 Year CMT + 2.181%)
$1,450	3.180%	06/01/33	$1,492
(12M USD LIBOR + 1.648%)
138,546	3.760%	07/01/34	141,168
(12M USD LIBOR + 1.562%)
562,099	2.894%	09/01/34	569,455
(12M USD LIBOR + 1.751%)
320,192	2.614%	05/01/35	324,262
(12M USD LIBOR + 1.233%)
129,582	2.333%	06/01/35	129,735

			1,166,112

FHLMC – 0.1%
1,784	5.000%	05/01/23	1,781
13,178	5.500	10/01/25	13,146

48                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

FHLMC – (continued)
$8,128	7.500%	12/01/30	$8,683
4,076	7.500	01/01/31	4,352
5,099	5.000	10/01/33	5,112
1,028	5.000	04/01/35	1,030
7,836	5.000	07/01/35	7,856
46,561	5.000	12/01/35	46,815
107,310	5.000	01/01/38	107,830
206,547	5.000	01/01/39	207,736
81,250	5.000	06/01/39	81,758
8,024	4.000	06/01/40	7,651
3,974	5.000	08/01/40	3,999
1,328	4.500	11/01/40	1,301
59,848	4.000	02/01/41	57,054
2,126	5.000	04/01/41	2,141
4,059	5.000	06/01/41	4,086
4,352	4.000	11/01/41	4,203
1,161,260	4.500	08/01/48	1,127,498

			1,694,032

FNMA – 0.0%
9,508	8.000	02/01/31	9,950
12,594	7.000	03/01/31	12,930

			22,880

GNMA – 20.0%
4,487	6.000	11/15/38	4,682
38,665	5.000	07/15/40	39,453
31,316	5.000	01/15/41	31,805
2,962	4.000	02/20/41	2,853
4,695	4.000	11/20/41	4,520
779	4.000	01/20/42	750
2,491	4.000	04/20/42	2,398
1,549	4.000	10/20/42	1,491
23,868	4.000	08/20/43	22,668
2,232	4.000	03/20/44	2,119
2,751	4.000	05/20/44	2,611
191,071	4.000	11/20/44	181,223
12,540	4.000	05/20/45	11,894
1,692,674	4.000	07/20/45	1,604,375
26,592	4.000	10/20/45	25,189
4,586,643	3.500	04/20/47	4,218,380
4,857,606	3.500	12/20/47	4,467,587
133,524	4.500	02/20/48	129,882
355,853	4.500	04/20/48	345,034
948,473	4.500	05/20/48	919,044
911,584	5.000	07/20/48	906,536
1,521,597	4.500	08/20/48	1,473,434
829,440	5.000	08/20/48	824,328
6,528,739	4.500	09/20/48	6,322,085
6,517	3.500	09/20/48	5,993
1,018,535	5.000	10/20/48	1,012,099
3,307,314	5.000	11/20/48	3,286,414
5,914,826	4.500	12/20/48	5,725,756
1,841,440	5.000	12/20/48	1,829,229
3,311,708	4.500	01/20/49	3,205,071
2,952,252	5.000	01/20/49	2,932,673
2,292,405	4.000	02/20/49	2,152,404

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

GNMA – (continued)
$723,870	4.500%	02/20/49	$700,335
585,887	4.500	03/20/49	566,656
2,042,763	4.000	03/20/49	1,917,370
1,029,326	5.000	03/20/49	1,022,178
9,458	3.500	04/20/49	8,716
2,329,933	4.000	04/20/49	2,186,184
709,357	4.000	05/20/49	665,370
22,481	3.500	08/20/49	20,688
3,693,291	3.000	08/20/49	3,306,705
2,646,761	5.000	08/20/49	2,625,693
1,406,311	3.500	09/20/49	1,293,762
868,581	4.500	10/20/49	837,084
17,797,397	3.000	10/20/49	15,924,674
677,631	3.500	12/20/49	623,218
1,996,179	3.500	02/20/50	1,835,888
189,752	3.500	06/20/50	174,494
439,052	3.500	07/20/50	403,620
1,220,087	4.000	01/20/51	1,142,143
2,925,172	3.500	03/20/51	2,689,891
830,720	3.000	07/20/51	738,464
4,606,686	3.000	11/20/51	4,088,971
7,478,038	3.000	12/20/51	6,630,621
19,000,000	2.500	TBA-30yr(d)	16,315,716
2,000,000	2.000	TBA-30yr(d)	1,664,939
37,000,000	4.000	TBA-30yr(d)	34,516,653
133,000,000	4.500	TBA-30yr(d)	127,140,485
38,000,000	5.000	TBA-30yr(d)	37,131,092

			307,865,590

UMBS – 12.5%
738	5.500	09/01/23	739
298	5.500	10/01/23	299
13,764	7.000	08/01/27	14,160
570	6.500	09/01/27	583
30,231	7.000	03/01/28	31,121
1,125	6.500	05/01/28	1,155
6,765	4.500	04/01/39	6,667
4,464	4.500	05/01/39	4,396
6,112	4.500	07/01/39	6,022
18,104	4.500	08/01/39	17,833
160,309	4.500	12/01/39	157,909
9,149	4.500	04/01/41	8,959
266,617	4.500	05/01/41	261,071
44,477	4.500	08/01/41	43,574
11,547	3.000	11/01/42	10,334
332,383	3.000	12/01/42	297,328
481,729	3.000	01/01/43	431,125
68,688	3.000	02/01/43	61,473
522,522	3.000	03/01/43	467,632
924,326	3.000	04/01/43	827,226
622,168	3.000	05/01/43	556,810
63,251	3.000	06/01/43	56,607
538,544	3.000	07/01/43	481,971
318,555	5.000	05/01/44	320,038
3,080,341	4.000	12/01/44	2,918,393
1,590,833	4.500	04/01/45	1,553,552
195,042	4.500	05/01/45	190,471
460,872	4.500	06/01/45	449,982

The accompanying notes are an integral part of these financial statements.                49

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

UMBS – (continued)
$16,949,826	3.500%	07/01/45	$15,511,717
9,933,845	4.000	08/01/45	9,423,242
10,242,511	4.000	01/01/46	9,715,200
63,296	4.000	03/01/46	59,838
37,859	4.000	06/01/46	35,682
10,510	4.000	08/01/46	9,906
94,822	4.000	10/01/46	89,370
136,939	4.000	06/01/47	129,440
1,730,270	4.500	07/01/47	1,677,827
459,546	4.500	11/01/47	446,192
220,821	4.000	12/01/47	208,729
824,156	4.000	01/01/48	778,508
2,287,365	4.000	02/01/48	2,159,535
56,984	4.500	02/01/48	54,367
1,662,395	4.000	03/01/48	1,569,026
94,147	4.500	05/01/48	91,117
1,274,640	4.000	06/01/48	1,203,245
16,182	4.500	06/01/48	15,651
13,405	4.500	07/01/48	12,963
1,188,293	4.000	07/01/48	1,121,656
1,921,621	4.000	08/01/48	1,812,786
9,774	4.500	08/01/48	9,351
1,057,769	4.500	09/01/48	1,024,574
3,596,913	5.000	11/01/48	3,575,369
1,995,393	4.500	11/01/48	1,927,457
1,513,589	4.500	12/01/48	1,460,544
1,697,734	4.500	01/01/49	1,638,411
1,247,666	4.500	02/01/49	1,203,888
951,011	3.000	02/01/49	842,007
4,392	4.500	03/01/49	4,237
603,847	4.500	06/01/49	582,879
2,305,762	4.500	07/01/49	2,218,745
2,289,607	3.500	07/01/49	2,091,255
1,191,688	4.500	08/01/49	1,146,814
1,490,306	3.500	08/01/49	1,361,198
7,029,339	3.000	09/01/49	6,205,796
1,367,326	3.000	10/01/49	1,207,133
1,930,600	3.000	12/01/49	1,697,137
158,956	4.500	01/01/50	151,536
142,116	4.500	02/01/50	137,181
26,383,389	4.500	03/01/50	25,466,987
10,299,022	4.000	03/01/50	9,664,218
2,993,950	5.000	03/01/50	2,954,499
44,179	4.500	04/01/50	42,400
1,739,367	4.500	05/01/50	1,660,217
2,939,163	2.500	09/01/50	2,498,159
8,962,632	3.000	12/01/50	7,898,585
235,139	4.500	03/01/51	224,507
18,648,185	2.500	05/01/51	15,749,104
26,595,213	2.500	09/01/51	22,474,033
765,022	4.500	10/01/51	730,591
164,513	4.500	03/01/52	156,666
5,317,975	4.500	04/01/52	5,068,217
1,403,360	4.500	05/01/52	1,337,584
1,982,590	5.000	07/01/52	1,947,172
4,911,274	4.500	08/01/52	4,705,630

Principal Amount		Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

UMBS – (continued)
	$5,932,959	5.000%		08/01/52	$5,826,969

					192,194,477

UMBS, 30 Year, Single Family(d) – 10.5%
	11,000,000	3.500		TBA-30yr	9,891,404
	9,000,000	3.000		TBA-30yr	7,824,375
	93,000,000	2.500		TBA-30yr	78,040,076
	81,000,000	2.000		TBA-30yr	65,541,660

					161,297,515

TOTAL FEDERAL AGENCIES					$664,240,606

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $745,897,478)					$696,033,745

Corporate Obligations – 36.8%

Aerospace & Defense(e) – 0.5%
Northrop Grumman Corp.
	$1,925,000	2.930%		01/15/25	$1,837,990
Raytheon Technologies Corp.
	775,000	4.125		11/16/28	725,167
	550,000	4.050		05/04/47	438,911
The Boeing Co.
	1,575,000	3.450		11/01/28	1,361,036
	300,000	3.250		02/01/35	212,022
	163,000	3.375		06/15/46	98,480
	100,000	3.625		03/01/48	61,986
	100,000	3.850		11/01/48	64,733
	2,725,000	5.805		05/01/50	2,371,295

					7,171,620

Agriculture(e) – 0.2%
Archer-Daniels-Midland Co.
	1,550,000	2.900		03/01/32	1,309,471
BAT Capital Corp.
	2,000,000	2.259		03/25/28	1,592,980
	425,000	4.758		09/06/49	291,512

					3,193,963

Automotive – 0.6%
General Motors Co.
	1,425,000	5.400		10/02/23	1,424,900
	550,000	4.000		04/01/25	529,777
	143,000	5.950	(e)	04/01/49	119,352
General Motors Financial Co., Inc.(e)
	2,425,000	4.300		07/13/25	2,318,785
	3,200,000	1.500		06/10/26	2,717,184
	300,000	5.650		01/17/29	283,950
	2,825,000	2.350		01/08/31	2,054,933

					9,448,881

Banks – 10.4%
ABN AMRO Bank NV (-1X 5 year EUR Swap + 4.674%)
EUR	1,600,000	4.375	(a)(e)	12/31/99	1,332,868

50                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Banco Santander SA
$2,400,000	2.746%		05/28/25	$2,194,920
400,000	4.250		04/11/27	368,588
800,000	3.306		06/27/29	681,272
800,000	2.749		12/03/30	567,440
Bank of America Corp.
5,000,000	4.183	(e)	11/25/27	4,632,750
350,000	6.110		01/29/37	338,506
(3M USD LIBOR + 0.990%)
225,000	2.496	(a)(e)	02/13/31	177,611
(3M USD LIBOR + 1.190%)
1,325,000	2.884	(a)(e)	10/22/30	1,087,573
(3M USD LIBOR + 1.370%)
1,550,000	3.593	(a)(e)	07/21/28	1,399,619
(SOFR + 1.220%)
245,000	2.299	(a)(e)	07/21/32	183,326
(SOFR + 1.330%)
1,400,000	2.972	(a)(e)	02/04/33	1,096,760
(SOFR + 1.370%)
3,150,000	1.922	(a)(e)	10/24/31	2,331,378
(SOFR + 1.530%)
3,725,000	1.898	(a)(e)	07/23/31	2,774,752
(SOFR + 1.830%)
3,625,000	4.571	(a)(e)	04/27/33	3,253,002
(SOFR + 2.150%)
5,225,000	2.592	(a)(e)	04/29/31	4,151,001
Barclays PLC (SOFR + 2.714%)
2,600,000	2.852	(a)(e)	05/07/26	2,362,386
BNP Paribas SA(b)
3,825,000	3.500		03/01/23	3,799,525
900,000	3.375		01/09/25	855,270
(5 year USD Swap + 4.149%)
650,000	6.625	(a)(e)	12/31/99	599,950
(SOFR + 1.004%)
3,025,000	1.323	(a)(e)	01/13/27	2,569,102
(SOFR + 2.074%)
1,325,000	2.219	(a)(e)	06/09/26	1,191,586
BPCE SA(b)
2,250,000	4.000		09/12/23	2,217,802
1,150,000	4.625		09/12/28	1,049,076
(SOFR + 1.312%)
1,650,000	2.277	(a)(e)	01/20/32	1,196,712
(SOFR + 1.520%)
1,675,000	1.652	(a)(e)	10/06/26	1,454,855
Citigroup, Inc.
2,500,000	4.600		03/09/26	2,417,300
3,175,000	3.400		05/01/26	2,964,212
2,450,000	4.450		09/29/27	2,272,767
1,850,000	4.125		07/25/28	1,671,531
(3M USD LIBOR + 1.023%)
1,795,000	4.044	(a)(e)	06/01/24	1,781,053
(SOFR + 1.351%)
3,725,000	3.057	(a)(e)	01/25/33	2,937,423
(SOFR + 1.422%)
1,375,000	2.976	(a)(e)	11/05/30	1,129,783
Credit Agricole SA(b)
1,050,000	3.250		10/04/24	1,004,367

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(5 year USD Swap + 4.319%)
$600,000	6.875	%(a)(e)	12/31/99	$552,498
(SOFR + 1.676%)
1,275,000	1.907	(a)(e)	06/16/26	1,140,794
Credit Suisse AG
1,175,000	2.950		04/09/25	1,079,578
4,135,000	1.250		08/07/26	3,408,811
Credit Suisse Group AG
683,000	4.550		04/17/26	629,023
(3M USD LIBOR + 1.410%)
1,675,000	3.869	(a)(b)(e)	01/12/29	1,369,028
(SOFR + 1.730%)
1,545,000	3.091	(a)(b)(e)	05/14/32	1,086,305
Deutsche Bank AG(a)(e)
(SOFR + 1.870%)
1,725,000	2.129		11/24/26	1,466,543
(SOFR + 2.159%)
1,075,000	2.222		09/18/24	1,024,626
Fifth Third Bancorp
1,235,000	2.375	(e)	01/28/25	1,154,602
First-Citizens Bank & Trust Co. (3M TSFR + 1.715%)
1,500,000	2.969	(a)(e)	09/27/25	1,409,910
HSBC Holdings PLC
600,000	4.950		03/31/30	552,090
(3M USD LIBOR + 1.000%)
850,000	3.961	(a)(e)	05/18/24	841,492
(3M USD LIBOR + 1.211%)
1,625,000	3.803	(a)(e)	03/11/25	1,571,343
(SOFR + 1.538%)
3,625,000	1.645	(a)(e)	04/18/26	3,227,011
Huntington Bancshares, Inc.
1,625,000	4.000	(e)	05/15/25	1,573,488
ING Groep NV (1 Year CMT + 1.100%)
3,400,000	1.400	(a)(b)(e)	07/01/26	2,990,334
JPMorgan Chase & Co.(a)(e)
(3M USD LIBOR + 0.730%)
640,000	3.559		04/23/24	633,478
(3M USD LIBOR + 0.890%)
650,000	3.797		07/23/24	641,758
(3M USD LIBOR + 1.000%)
3,025,000	4.023		12/05/24	2,977,356
(3M USD LIBOR + 1.245%)
2,275,000	3.960		01/29/27	2,146,576
(3M USD LIBOR + 1.337%)
2,150,000	3.782		02/01/28	1,971,808
(3M USD LIBOR + 1.360%)
800,000	3.882		07/24/38	627,624
(SOFR + 1.260%)
3,475,000	2.963		01/25/33	2,737,049
(SOFR + 1.800%)
1,978,000	4.586		04/26/33	1,781,169
(SOFR + 2.040%)
75,000	2.522		04/22/31	59,273
(SOFR + 2.515%)
675,000	2.956		05/13/31	536,490
(SOFR + 3.125%)
1,597,000	4.600		12/31/99	1,389,214

The accompanying notes are an integral part of these financial statements.                51

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 3.790%)
$275,000	4.493%		03/24/31	$250,619
KeyCorp. (SOFR + 2.060%)
3,615,000	4.789	(a)(e)	06/01/33	3,327,029
Kreditanstalt fuer Wiederaufbau
13,520,000	3.375		08/23/24	13,286,239
Macquarie Group Ltd. (SOFR + 1.069%)
1,900,000	1.340	(a)(b)(e)	01/12/27	1,626,875
Mitsubishi UFJ Financial Group, Inc.
1,700,000	3.751		07/18/39	1,331,559
Morgan Stanley
3,300,000	3.700		10/23/24	3,219,183
1,631,000	3.950		04/23/27	1,516,455
(3M USD LIBOR + 0.847%)
550,000	3.737	(a)(e)	04/24/24	544,214
(3M USD LIBOR + 1.628%)
325,000	4.431	(a)(e)	01/23/30	299,059
(SOFR + 0.720%)
5,100,000	0.985	(a)(e)	12/10/26	4,399,923
(SOFR + 1.034%)
2,625,000	1.794	(a)(e)	02/13/32	1,919,242
(SOFR + 1.143%)
3,900,000	2.699	(a)(e)	01/22/31	3,157,284
(SOFR + 1.152%)
1,050,000	2.720	(a)(e)	07/22/25	995,537
(SOFR + 3.120%)
1,100,000	3.622	(a)(e)	04/01/31	947,045
Morgan Stanley, Inc. (SOFR + 1.360%)
3,175,000	2.484	(a)(e)	09/16/36	2,275,110
Natwest Group PLC(a)(e)
(3M USD LIBOR + 1.550%)
2,100,000	4.519		06/25/24	2,075,451
(3M USD LIBOR + 1.762%)
400,000	4.269		03/22/25	388,736
NatWest Group PLC (5 year CMT + 2.100%)
500,000	3.754	(a)(e)	11/01/29	462,940
State Street Corp. (SOFR + 2.650%)
100,000	3.152	(a)(e)	03/30/31	85,655
The Bank of New York Mellon Corp. (SOFR + 1.755%)
315,000	4.596	(a)(e)	07/26/30	299,067
The Toronto-Dominion Bank
2,625,000	4.456		06/08/32	2,395,286
Truist Bank
1,250,000	2.250	(e)	03/11/30	980,275
UBS Group AG
2,550,000	4.125	(b)	09/24/25	2,441,013
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,447,496
4,150,000	4.300		07/22/27	3,885,520
(SOFR + 2.100%)
3,980,000	4.897	(a)(e)	07/25/33	3,661,122
Westpac Banking Corp. (5 year CMT + 2.000%)
700,000	4.110	(a)(e)	07/24/34	596,008

				159,439,279

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Beverages – 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(e)
$850,000	4.700%		02/01/36	$766,309
6,096,000	4.900		02/01/46	5,283,342
Anheuser-Busch InBev Worldwide, Inc.
1,200,000	4.750	(e)	01/23/29	1,170,780
400,000	4.950		01/15/42	355,556
1,700,000	4.600	(e)	04/15/48	1,409,215
Constellation Brands, Inc.(e)
1,375,000	4.400		11/15/25	1,345,960
50,000	3.600		02/15/28	45,691
50,000	3.150		08/01/29	43,032
1,725,000	4.750		05/09/32	1,615,342
JDE Peet’s NV
1,650,000	1.375	(b)(e)	01/15/27	1,362,966
Keurig Dr Pepper, Inc.
1,575,000	4.500	(e)	04/15/52	1,245,793

				14,643,986

Biotechnology(e) – 0.2%
CSL Finance PLC(b)
450,000	3.850		04/27/27	426,325
2,075,000	4.250		04/27/32	1,891,342
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,305,198

				3,622,865

Building Materials(e) – 0.3%
Carrier Global Corp.
3,375,000	2.493		02/15/27	2,995,076
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
700,000	4.900		12/01/32	662,438
Martin Marietta Materials, Inc.
2,150,000	3.200		07/15/51	1,347,964

				5,005,478

Chemicals(e) – 0.5%
DuPont de Nemours, Inc.
925,000	4.205		11/15/23	919,246
975,000	4.493		11/15/25	959,049
75,000	5.419		11/15/48	67,396
Ecolab, Inc.
364,000	2.750		08/18/55	225,025
Huntsman International LLC
850,000	4.500		05/01/29	748,952
International Flavors & Fragrances, Inc.(b)
2,300,000	1.832		10/15/27	1,884,252
950,000	3.268		11/15/40	658,056
The Sherwin-Williams Co.
1,900,000	3.450		06/01/27	1,747,088

				7,209,064

Commercial Services – 0.8%
Ashtead Capital, Inc.(b)(e)
650,000	1.500		08/12/26	543,933
1,000,000	2.450		08/12/31	730,470

52                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services – (continued)
CoStar Group, Inc.
$2,225,000	2.800	%(b)(e)	07/15/30	$1,760,086
DP World Ltd.
100,000	6.850	(b)	07/02/37	101,937
200,000	5.625		09/25/48	173,250
Emory University
4,015,000	2.143	(e)	09/01/30	3,318,010
Global Payments, Inc.
875,000	2.650	(e)	02/15/25	816,900
PayPal Holdings, Inc.(e)
3,825,000	1.650		06/01/25	3,529,672
25,000	2.650		10/01/26	22,959
25,000	2.850		10/01/29	21,411
S&P Global, Inc.
1,775,000	4.250	(b)(e)	05/01/29	1,669,015
The University of Chicago
320,000	5.420		10/01/30	328,456

				13,016,099

Computers(e) – 0.9%
Amdocs Ltd.
602,000	2.538		06/15/30	475,628
Dell International LLC/EMC Corp.
433,000	5.450		06/15/23	434,065
875,000	5.850		07/15/25	881,921
2,076,000	6.020		06/15/26	2,084,304
451,000	5.300		10/01/29	420,179
200,000	6.200		07/15/30	194,680
540,000	8.100		07/15/36	572,800
Hewlett Packard Enterprise Co.
2,400,000	2.250		04/01/23	2,371,944
4,325,000	4.450		10/02/23	4,303,591
1,782,000	4.900		10/15/25	1,766,514
235,000	6.350		10/15/45	213,928

				13,719,554

Cosmetics & Personal Care(e) – 0.3%
Colgate Palmolive Co.
2,000,000	3.250		08/15/32	1,785,080
GSK Consumer Healthcare Capital US LLC
3,675,000	3.375	(b)	03/24/27	3,339,583

				5,124,663

Diversified Financial Services – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(e)
1,450,000	3.300		01/23/23	1,442,025
900,000	4.875		01/16/24	886,455
965,000	6.500		07/15/25	964,267
5,125,000	2.450		10/29/26	4,332,931
2,925,000	3.000		10/29/28	2,358,193
700,000	3.300		01/30/32	528,010
375,000	3.400		10/29/33	271,766
Air Lease Corp.(e)
2,250,000	2.300		02/01/25	2,064,217
1,625,000	3.375		07/01/25	1,519,976
1,700,000	2.875		01/15/26	1,524,152
2,200,000	3.750		06/01/26	2,010,272

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
Ally Financial, Inc.
$975,000	1.450	%(e)	10/02/23	$940,739
Aviation Capital Group LLC
1,600,000	1.950	(b)(e)	01/30/26	1,343,504
Avolon Holdings Funding Ltd.(b)(e)
975,000	3.950		07/01/24	923,267
2,125,000	2.875		02/15/25	1,924,060
1,050,000	4.250		04/15/26	944,433
Capital One Financial Corp.
1,110,000	3.300	(e)	10/30/24	1,069,652
Nomura Holdings, Inc.
950,000	2.608		07/14/31	704,786

				25,752,705

Electrical – 1.6%
Alliant Energy Finance LLC(b)(e)
825,000	3.750		06/15/23	814,110
225,000	4.250		06/15/28	208,078
Ameren Corp.
400,000	3.500	(e)	01/15/31	344,696
American Electric Power Co., Inc.
850,000	2.300	(e)	03/01/30	678,904
Arizona Public Service Co.
1,175,000	2.950	(e)	09/15/27	1,044,598
Avangrid, Inc.
50,000	3.200	(e)	04/15/25	47,286
Berkshire Hathaway Energy Co.
1,275,000	3.700	(e)	07/15/30	1,148,329
Dominion Energy, Inc.
1,650,000	3.071	(c)	08/15/24	1,582,053
Duke Energy Corp.
2,100,000	3.150	(e)	08/15/27	1,902,432
Entergy Corp.
1,025,000	2.950	(e)	09/01/26	936,829
Exelon Corp.
1,000,000	4.050	(e)	04/15/30	906,330
FirstEnergy Corp.
1,125,000	2.250	(e)	09/01/30	873,742
Korea Hydro & Nuclear Power Co., Ltd.
2,760,000	4.250	(b)	07/27/27	2,624,484
NextEra Energy Capital Holdings, Inc.
2,155,000	1.900	(e)	06/15/28	1,786,775
NRG Energy, Inc.
1,625,000	3.750	(b)(e)	06/15/24	1,560,666
Ohio Power Co.
675,000	2.600	(e)	04/01/30	557,881
Pacific Gas & Electric Co.(e)
850,000	2.100		08/01/27	689,036
1,475,000	2.500		02/01/31	1,073,918
500,000	3.300		08/01/40	321,065
Southern California Edison Co.
1,075,000	4.200	(e)	03/01/29	994,085
The Southern Co.
1,730,000	3.250	(e)	07/01/26	1,604,298
Vistra Operations Co. LLC
3,350,000	3.550	(b)(e)	07/15/24	3,191,042

				24,890,637

The accompanying notes are an integral part of these financial statements.                53

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(e) – 0.2%
Cellnex Finance Co. SA
EUR	1,900,000	1.250%		01/15/29	$1,382,084
Mexico City Airport Trust
	$400,000	4.250		10/31/26	352,000
	440,000	3.875	(b)	04/30/28	360,250
	200,000	5.500	(b)	10/31/46	124,000
	420,000	5.500		07/31/47	260,274
	340,000	5.500	(b)	07/31/47	210,698

					2,689,306

Entertainment(b)(e) – 0.5%
Warnermedia Holdings, Inc.
	5,050,000	4.054		03/15/29	4,367,896
	4,495,000	5.050		03/15/42	3,364,463

					7,732,359

Environmental – 0.2%
Republic Services, Inc.
	1,650,000	2.500	(e)	08/15/24	1,576,789
The Nature Conservancy
	60,000	0.944		07/01/26	52,537
	75,000	1.304		07/01/28	62,202
Waste Management, Inc.(e)
	925,000	1.150		03/15/28	754,856
	800,000	4.150		04/15/32	740,672

					3,187,056

Federal Home Loan Banks(e) – 0.1%
Prologis LP
	2,275,000	4.625		01/15/33	2,160,863

Food & Drug Retailing(e) – 0.2%
Kraft Heinz Foods Co.
	2,035,000	3.750		04/01/30	1,793,710
Sysco Corp.
	225,000	6.600		04/01/40	238,403
	25,000	4.450		03/15/48	19,742
	75,000	6.600		04/01/50	78,534
Tyson Foods, Inc.
	1,250,000	3.900		09/28/23	1,237,425

					3,367,814

Gas(e) – 0.2%
NiSource, Inc.
	2,500,000	3.490		05/15/27	2,301,675
	325,000	3.600		05/01/30	282,744
The East Ohio Gas Co.
	525,000	1.300	(b)	06/15/25	470,846

					3,055,265

Healthcare Providers & Services(e) – 1.1%
Adventist Health System
	540,000	2.952		03/01/29	471,083
Banner Health
	3,235,000	2.338		01/01/30	2,685,531
Baylor Scott & White Holdings
	1,140,000	1.777		11/15/30	874,648

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(e) – (continued)
Centene Corp.
$2,850,000	4.250%		12/15/27	$2,605,128
2,100,000	2.625		08/01/31	1,589,742
CommonSpirit Health
2,385,000	3.910		10/01/50	1,696,307
DH Europe Finance II S.a.r.l.
1,725,000	2.200		11/15/24	1,631,608
50,000	3.250		11/15/39	37,980
HCA, Inc.
1,590,000	3.500		09/01/30	1,313,865
Rush Obligated Group
1,320,000	3.922		11/15/29	1,193,712
Stanford Health Care
975,000	3.310		08/15/30	849,669
STERIS Irish FinCo UnLtd Co.
501,000	2.700		03/15/31	392,764
Stryker Corp.
475,000	3.375		11/01/25	452,257
75,000	1.950		06/15/30	59,383
Sutter Health
605,000	2.294		08/15/30	487,530
Thermo Fisher Scientific, Inc.
300,000	4.100		08/15/47	252,885

				16,594,092

Home Builders(e) – 0.1%
Lennar Corp.
1,235,000	4.750		11/29/27	1,143,449

Insurance – 0.2%
Arch Capital Finance LLC
1,200,000	4.011	(e)	12/15/26	1,146,156
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,239,334
Corebridge Financial, Inc.
100,000	3.900	(b)(e)	04/05/32	84,390
Great-West Lifeco Finance 2018 LP
422,000	4.047	(b)(e)	05/17/28	391,291
Willis North America, Inc.
700,000	2.950	(e)	09/15/29	575,883

				3,437,054

Internet(e) – 0.9%
Amazon.com, Inc.
1,300,000	4.800		12/05/34	1,281,709
900,000	3.100		05/12/51	628,776
Baidu, Inc.
450,000	3.425		04/07/30	388,107
Expedia Group, Inc.
475,000	4.625		08/01/27	446,025
825,000	3.800		02/15/28	730,950
331,000	2.950		03/15/31	255,115
Meta Platforms, Inc.
4,225,000	3.500	(b)	08/15/27	3,948,896
Netflix, Inc.
3,575,000	4.875	(b)	06/15/30	3,263,832
Prosus NV
200,000	3.257	(b)	01/19/27	167,500

54                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet(e) – (continued)
	$420,000	3.680	%(b)	01/21/30	$317,982
	690,000	3.680		01/21/30	522,399
EUR	100,000	2.031	(b)	08/03/32	62,478
	$230,000	4.027	(b)	08/03/50	129,375
	210,000	3.832	(b)	02/08/51	116,025
Tencent Holdings Ltd.
	830,000	3.595		01/19/28	745,838
	1,140,000	2.880		04/22/31	917,484

					13,922,491

Investment Companies(b)(e) – 0.0%
JAB Holdings B.V.
	500,000	2.200		11/23/30	369,625

Iron/Steel(e) – 0.1%
Steel Dynamics, Inc.
	490,000	2.400		06/15/25	452,976
	1,075,000	1.650		10/15/27	882,091

					1,335,067

Lodging(e) – 0.4%
Hyatt Hotels Corp.
	2,000,000	1.800		10/01/24	1,877,800
Marriott International, Inc.
	2,100,000	5.000		10/15/27	2,028,369
	2,625,000	2.850		04/15/31	2,061,202

					5,967,371

Machinery - Construction & Mining(b)(e) – 0.1%
The Weir Group PLC
	2,375,000	2.200		05/13/26	1,998,064

Machinery-Diversified(e) – 0.0%
Otis Worldwide Corp.
	625,000	2.293		04/05/27	553,225

Media – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
	8,750,000	4.908		07/23/25	8,538,600
	6,675,000	3.750		02/15/28	5,914,651
Comcast Corp.(e)
	1,300,000	3.950		10/15/25	1,264,497
	1,173,000	3.300		02/01/27	1,092,169
	1,775,000	3.300		04/01/27	1,647,697
	1,550,000	3.150		02/15/28	1,407,338
	1,775,000	4.150		10/15/28	1,676,416
	100,000	3.750		04/01/40	78,532
	275,000	4.700		10/15/48	235,304
Fox Corp.(e)
	700,000	4.030		01/25/24	690,116
	75,000	5.476		01/25/39	65,096
The Walt Disney Co.
	1,800,000	2.200		01/13/28	1,567,692
Time Warner Cable LLC
	275,000	5.875	(e)	11/15/40	227,857

					24,405,965

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Mining – 0.5%
Glencore Funding LLC(b)
$1,300,000	4.125	%(e)	03/12/24	$1,277,068
1,181,000	4.625		04/29/24	1,167,879
1,850,000	1.625	(e)	04/27/26	1,602,932
3,175,000	2.625	(e)	09/23/31	2,382,044
Newcrest Finance Pty Ltd.
525,000	3.250	(b)(e)	05/13/30	436,291
Teck Resources Ltd.
900,000	3.900	(e)	07/15/30	766,395

				7,632,609

Miscellaneous Manufacturing – 0.3%
Eaton Corp.
2,725,000	4.150	(e)	03/15/33	2,461,820
GE Capital International Funding Co.
800,000	4.418		11/15/35	717,632
General Electric Co.
950,000	6.750		03/15/32	1,027,064
700,000	5.875		01/14/38	701,337

				4,907,853

Multi-National(b)(e) – 0.1%
The African Export-Import Bank
740,000	2.634		05/17/26	641,047
830,000	3.798		05/17/31	672,923

				1,313,970

Oil Field Services – 0.7%
Aker BP ASA
2,425,000	2.000	(b)(e)	07/15/26	2,094,909
Devon Energy Corp.
180,000	5.600	(e)	07/15/41	161,573
Marathon Petroleum Corp.(e)
600,000	3.625		09/15/24	581,778
375,000	3.800		04/01/28	335,749
Phillips 66
1,325,000	3.700		04/06/23	1,320,415
375,000	3.850	(e)	04/09/25	364,012
725,000	1.300	(e)	02/15/26	634,172
Qatar Energy
650,000	3.300	(b)(e)	07/12/51	457,966
Reliance Industries Ltd.(b)
480,000	2.875		01/12/32	375,732
400,000	3.625		01/12/52	262,075
250,000	3.750		01/12/62	160,516
SA Global Sukuk Ltd.
5,360,000	2.694	(b)(e)	06/17/31	4,506,755

				11,255,652

Packaging(e) – 0.1%
Berry Global, Inc.
1,475,000	1.570		01/15/26	1,289,253

Pharmaceuticals(e) – 1.3%
AbbVie, Inc.
3,250,000	4.050		11/21/39	2,632,012
2,625,000	4.250		11/21/49	2,106,353

The accompanying notes are an integral part of these financial statements.                55

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals(e) – (continued)
Bayer US Finance II LLC
$850,000	3.875	%(b)	12/15/23	$835,091
Becton Dickinson & Co.
997,000	3.363		06/06/24	970,041
100,000	4.669		06/06/47	86,051
Bristol-Myers Squibb Co.
1,200,000	4.125		06/15/39	1,047,900
Cigna Corp.
5,100,000	4.125		11/15/25	4,951,641
1,300,000	4.900		12/15/48	1,125,982
1,350,000	3.400		03/15/50	915,948
CVS Health Corp.
650,000	2.625		08/15/24	623,961
1,250,000	1.875		02/28/31	952,038
924,000	4.780		03/25/38	809,821
36,000	5.050		03/25/48	31,692
Perrigo Finance Unlimited Co.
2,975,000	4.375		03/15/26	2,730,038
Zoetis, Inc.
100,000	4.450		08/20/48	84,567

				19,903,136

Pipelines – 1.8%
Abu Dhabi Crude Oil Pipeline LLC
1,190,000	4.600	(b)	11/02/47	1,052,629
Enbridge, Inc.
3,175,000	2.500	(e)	08/01/33	2,387,632
Energy Transfer LP(e)
1,950,000	4.200		09/15/23	1,926,600
1,700,000	2.900		05/15/25	1,584,400
50,000	4.950		06/15/28	46,731
1,225,000	5.250		04/15/29	1,155,408
375,000	5.300		04/15/47	299,906
Enterprise Products Operating LLC
85,000	3.750	(e)	02/15/25	82,360
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(b)	03/31/36	154,225
2,938,251	2.940		09/30/40	2,243,722
320,000	3.250	(b)	09/30/40	233,960
Kinder Morgan Energy Partners LP
4,500,000	3.450	(e)	02/15/23	4,477,455
MPLX LP(e)
2,225,000	2.650		08/15/30	1,749,117
275,000	4.500		04/15/38	220,910
645,000	5.500		02/15/49	549,695
Plains All American Pipeline LP/PAA Finance Corp.(e)
1,100,000	3.850		10/15/23	1,084,204
875,000	3.800		09/15/30	733,390
Sabine Pass Liquefaction LLC(e)
1,650,000	5.625		03/01/25	1,647,195
1,025,000	5.000		03/15/27	984,441
Targa Resources Corp.
1,010,000	4.200	(e)	02/01/33	844,411
The Williams Cos., Inc.(e)
850,000	3.900		01/15/25	823,395
800,000	4.000		09/15/25	770,720
Western Midstream Operating LP(e)
1,125,000	3.350		02/01/25	1,047,127

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
$475,000	3.950%		06/01/25	$443,080
225,000	5.450		04/01/44	185,904
165,000	5.300		03/01/48	135,429

				26,864,046

Real Estate Investment Trust(e) – 1.6%
Agree LP
2,730,000	4.800		10/01/32	2,438,381
American Homes 4 Rent LP
723,000	4.900		02/15/29	678,058
40,000	2.375		07/15/31	30,229
American Tower Corp.
2,100,000	3.375		05/15/24	2,044,770
1,750,000	2.400		03/15/25	1,630,213
Crown Castle, Inc.
2,150,000	3.150		07/15/23	2,121,706
CubeSmart LP
1,500,000	4.000		11/15/25	1,436,970
1,095,000	2.500		02/15/32	823,057
Duke Realty LP
1,075,000	1.750		07/01/30	832,803
Host Hotels & Resorts LP
1,700,000	2.900		12/15/31	1,247,647
Invitation Homes Operating Partnership LP
1,300,000	2.300		11/15/28	1,041,053
4,520,000	2.000		08/15/31	3,247,213
National Retail Properties, Inc.
790,000	3.900		06/15/24	772,770
1,150,000	4.000		11/15/25	1,100,573
Realty Income Corp.
400,000	3.950		08/15/27	375,796
50,000	2.850		12/15/32	40,081
Spirit Realty LP
1,200,000	3.400		01/15/30	979,968
UDR, Inc.
475,000	2.100		08/01/32	344,237
Ventas Realty LP
975,000	3.500		02/01/25	931,632
WP Carey, Inc.
505,000	4.600		04/01/24	500,192
445,000	4.000		02/01/25	431,023
1,000,000	3.850		07/15/29	882,720
725,000	2.400		02/01/31	556,996

				24,488,088

Retailing(e) – 0.8%
AutoNation, Inc.
1,404,000	4.500		10/01/25	1,358,187
500,000	1.950		08/01/28	392,965
825,000	4.750		06/01/30	725,860
CK Hutchison International 20 Ltd.
200,000	2.500	(b)	05/08/30	165,816
CK Hutchison International 21 Ltd.
200,000	2.500	(b)	04/15/31	162,488
Dollar Tree, Inc.
975,000	4.000		05/15/25	944,999

56                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing(e) – (continued)
Lowe’s Cos., Inc.
$1,900,000	1.700%	09/15/28	$1,551,483
2,500,000	1.700	10/15/30	1,886,825
950,000	3.750	04/01/32	821,693
2,075,000	4.250	04/01/52	1,580,113
McDonald’s Corp.
650,000	4.200	04/01/50	522,236
Starbucks Corp.
1,850,000	3.800	08/15/25	1,796,702
The Home Depot, Inc.
625,000	3.900	12/06/28	593,406

			12,502,773

Savings&Loans(a)(b)(e) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
975,000	3.960	07/18/30	841,035

Semiconductors(e) – 0.7%
Broadcom, Inc.(b)
2,165,000	4.150	04/15/32	1,821,588
325,000	3.419	04/15/33	249,353
4,175,000	3.137	11/15/35	2,927,218
161,000	3.187	11/15/36	110,241
1,725,000	3.500	02/15/41	1,163,392
NXP B.V./NXP Funding LLC/NXP USA, Inc.
825,000	3.400	05/01/30	687,043
3,125,000	2.500	05/11/31	2,344,281
2,250,000	2.650	02/15/32	1,682,685
Skyworks Solutions, Inc.
275,000	3.000	06/01/31	209,000

			11,194,801

Software(e) – 0.9%
Fiserv, Inc.
2,775,000	2.750	07/01/24	2,664,472
75,000	4.200	10/01/28	69,458
Intuit, Inc.
675,000	1.350	07/15/27	572,697
Oracle Corp.
5,625,000	2.875	03/25/31	4,431,094
350,000	3.600	04/01/40	237,345
ServiceNow, Inc.
3,400,000	1.400	09/01/30	2,504,950
Take-Two Interactive Software, Inc.
1,495,000	3.700	04/14/27	1,388,616
VMware, Inc.
700,000	1.800	08/15/28	554,673
100,000	2.200	08/15/31	73,006
Workday, Inc.
1,000,000	3.500	04/01/27	925,990
50,000	3.700	04/01/29	44,843
675,000	3.800	04/01/32	587,196

			14,054,340

Telecommunication Services – 2.6%
AT&T, Inc.(e)
6,439,000	2.300	06/01/27	5,639,341
325,000	1.650	02/01/28	267,465

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
$2,375,000	2.750%		06/01/31	$1,904,394
1,165,000	4.900		08/15/37	1,029,674
3,105,000	4.850		03/01/39	2,692,749
1,325,000	3.500		06/01/41	955,245
450,000	5.150		11/15/46	392,751
1,250,000	3.650		06/01/51	852,450
450,000	3.500		09/15/53	299,831
Telefonica Emisiones SA
1,200,000	4.665		03/06/38	939,672
T-Mobile USA, Inc.(e)
2,025,000	3.500		04/15/25	1,937,236
1,350,000	1.500		02/15/26	1,186,528
5,025,000	3.750		04/15/27	4,644,607
125,000	2.050		02/15/28	103,743
2,333,000	3.875		04/15/30	2,067,505
2,205,000	2.875		02/15/31	1,769,579
2,150,000	3.500		04/15/31	1,814,428
2,125,000	5.200		01/15/33	2,033,455
925,000	3.000		02/15/41	617,021
Verizon Communications, Inc.
5,066,000	4.329		09/21/28	4,770,399
75,000	3.875	(e)	02/08/29	68,471
2,251,000	4.016	(e)	12/03/29	2,041,049
2,175,000	4.812		03/15/39	1,911,977

				39,939,570

Transportation(e) – 0.3%
Burlington Northern Santa Fe LLC
800,000	4.050		06/15/48	653,592
Canadian Pacific Railway Co.
1,475,000	2.450		12/02/31	1,182,183
Union Pacific Corp.
2,375,000	2.800		02/14/32	1,977,259

				3,813,034

Trucking & Leasing(b) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,425,000	4.250		01/17/23	1,422,962

TOTAL CORPORATE OBLIGATIONS (Cost $652,718,979)				$565,580,982

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – 4.4%

Collateralized Loan Obligations(b) – 4.1%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
$4,100,000	3.812%		01/15/33	$4,015,417
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR +1.220%)
4,000,000	3.732		04/15/33	3,847,896
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR (3M USD LIBOR + 2.650%)
2,100,000	5.409		04/22/31	1,914,371

The accompanying notes are an integral part of these financial statements.                57

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)

Collateralized Loan Obligations(b) – (continued)
Crown City CLO I Series 2020-1A, Class A2R (3M USD LIBOR + 1.750%)
$4,600,000	4.460%		07/20/34	$4,230,979
Crown City CLO I Series 2020-1A, Class BR (3M USD LIBOR + 2.100%)
2,900,000	4.810		07/20/34	2,516,768
Diameter Capital CLO1 Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.240%)
5,250,000	3.752		07/15/36	5,013,603
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class A2 (3M USD LIBOR + 1.300%)
6,000,000	3.812		07/15/31	5,894,934
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
6,250,000	4.232		11/30/32	6,085,181
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
3,500,000	3.843		04/14/33	3,349,986
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
2,150,000	3.850		07/02/35	2,070,661
OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A (3M USD LIBOR + 1.450%)
2,000,000	4.190		04/18/33	1,929,882
Palmer Square CLO Ltd. Series 2019-1A, Class A1R (3M USD LIBOR + 1.150%)
6,000,000	4.055		11/14/34	5,749,404
Recette Clo Ltd. Series 2015-1A, Class ARR (3M USD LIBOR + 1.080%)
7,000,000	3.790		04/20/34	6,620,936
Venture CLO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
6,900,000	3.792		04/15/33	6,675,101
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
3,250,000	4.143		07/28/32	3,136,721

				63,051,840

Student Loan – 0.3%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
616,195	3.851		09/26/33	590,577
Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
679,363	3.433		09/26/33	672,541
Higher Education Funding I Series 2014-1, Class A (3M USD LIBOR + 1.050%)
978,186	4.047	(b)	04/25/35	976,487
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
1,768,942	4.234	(b)	09/25/65	1,738,504

				3,978,109

TOTAL ASSET-BACKED SECURITIES (Cost $70,013,070)				$67,029,949

Principal Amount		Interest Rate		Maturity Date	Value

Agency Debentures – 3.0%

Sovereign – 1.8%
Federal Farm Credit Banks Funding Corp.
	$3,840,000	3.300%		05/19/32	$3,501,082
FHLB
	6,800,000	2.125		06/09/23	6,705,140
	3,500,000	3.375		09/08/23	3,466,155
	750,000	3.375		12/08/23	740,932
	2,400,000	5.000		09/28/29	2,492,928
FNMA
	3,700,000	1.875		09/24/26	3,387,276
	4,200,000	6.250		05/15/29	4,706,058
Israel Government AID Bond
	2,400,000	5.500	(f)	04/26/24	2,433,696

					27,433,267

United States Dollar – 1.2%
Federal Farm Credit Banks Funding Corp.
	7,050,000	2.850		03/28/34	5,989,468
	11,930,000	2.900		04/12/32	10,512,597
	2,500,000	3.500		09/01/32	2,318,150

					18,820,215

TOTAL AGENCY DEBENTURES (Cost $49,926,631)					$46,253,482

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 1.5%

Euro – 0.0%
Republic of Romania(b)
EUR	100,000	2.000%		01/28/32	$60,077
	360,000	3.375		01/28/50	180,775
United Mexican States
	839,000	1.450	(e)	10/25/33	539,764

					780,616

Sovereign(f) – 0.1%
Israel Government AID Bond
	$1,200,000	5.500		12/04/23	1,213,128

United States Dollar – 1.4%
Abu Dhabi Government International Bond(b)
	460,000	2.500		10/11/22	459,632
	420,000	3.125		10/11/27	391,597
Israel Government AID Bond
	4,700,000	5.500	(f)	09/18/33	5,141,283
Korea Development Bank
	720,000	2.000		02/24/25	672,646
Kuwait International Government Bond
	4,120,000	3.500		03/20/27	3,939,235
Mexico Government International Bond
	200,000	4.750	(e)	04/27/32	179,500
Perusahaan Penerbit SBSN Indonesia III
	2,030,000	4.550		03/29/26	1,985,974
Republic of Indonesia
	380,000	4.125		01/15/25	371,640
	420,000	4.125	(b)	01/15/25	410,760

58                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
$450,000	3.350%		03/12/71	$277,925
Republic of Panama
210,000	4.500	(e)	01/19/63	137,865
Republic of Peru(e)
10,000	2.780		12/01/60	5,358
100,000	3.230		07/28/21(g)	53,706
Republic of Romania
690,000	5.125		06/15/48	477,739
580,000	4.000		02/14/51	320,559
Republic of Romania
3,000,000	3.000	(b)	02/27/27	2,527,125
Republic of Uruguay
280,000	4.375	(e)	01/23/31	267,715
State of Israel
200,000	4.500		04/03/20(h)	162,038
United Mexican States
200,000	3.750		01/11/28	183,700
240,000	3.250	(e)	04/16/30	199,920
1,746,000	3.500	(e)	02/12/34	1,324,341
1,960,000	3.771	(e)	05/24/61	1,158,605
600,000	3.750	(e)	04/19/71	346,987

				20,995,850

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $26,880,287)				$22,989,594

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – 1.4%

Arizona – 0.0%
City of Tucson AZ Taxable Series A
$790,000	1.457	(e)	07/01/28	$619,334
City of Yuma AZ Pledged Revenue Taxable Series 2021
100,000	1.749		07/15/28	$82,200

				701,534

California – 0.6%
Bay Area Toll Authority Revenue Bonds Taxable Refunding Series F1
820,000	1.633	%(e)	04/01/28	$693,353
California State GO Bonds Build America Taxable Series 2009
2,600,000	7.550	(e)	04/01/39	$3,185,582
California Statewide Communities Development Authority Revenue Bonds Taxable Refunding Series 2021
620,000	1.807		02/01/30	$474,093
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series A
3,060,000	1.648	(e)	11/01/28	$2,490,966
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series C
245,000	1.831	(e)	11/01/29	200,014
Port Of Oakland RB Taxable Refunding Series R
770,000	1.949	(e)	05/01/28	$632,662
San Francisco Municipal Transportation Agency Revenue Refunding Series A
555,000	1.302		03/01/28	461,697

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)

California – (continued)
San Jose Financing Authority Lease RB Taxable Refunding Series A
$540,000	1.812	(e)	06/01/29	$433,995

				8,572,362

Florida(e) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154%		07/01/30	$477,696

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
1,481,072	7.350	(e)	07/01/35	1,570,836
Illinois State GO Bonds Build America Series 2010
160,000	6.630	(e)	02/01/35	162,492
Illinois State GO Bonds Taxable-Pension Series 2003
1,170,000	5.100		06/01/33	1,114,496

				2,847,824

Louisiana(e) – 0.0%
City of New Orleans LA Sewerage Service Revenue Taxable Revenue Series 2021
170,000	0.958		06/01/26	$141,051
City of New Orleans LA Water System Revenue Taxable Refunding Series 2021
150,000	1.008		12/01/26	$122,075
Louisiana State Transportation Authority Revenue Taxable Refunding Series A
160,000	1.138		02/15/26	$135,678
State of Louisiana Unclaimed Property Revenue Taxable Refunding Series 2021
205,000	1.059		09/01/26	$173,250

				572,054

Maryland – 0.0%
State of Maryland Department of Transportation Revenue Taxable Refunding Series A
65,000	1.303		08/01/28	52,778

New York – 0.3%
Metropolitan Transportation Authority Revenue Series 2010
395,000	5.989	(e)	11/15/30	410,609
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
2,670,000	5.175	(e)	11/15/49	2,374,469
Port Authority of New York & New Jersey Revenue Bonds Taxable Series AAA
1,795,000	1.086		07/01/23	1,749,839

				4,534,917

Ohio – 0.3%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,640,000	6.270	(e)	02/15/50	1,744,404
Louisiana Local Government Environmental Facilities & Community Development Authority
2,270,000	4.275		02/01/36	2,110,409

				3,854,813

The accompanying notes are an integral part of these financial statements.                59

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)

Pennsylvania – 0.0%
Commonwealth of Pennsylvania Department of Community & Economic Development Revenue Taxable Refunding Series C
$125,000	2.758%		06/01/30	$106,589

Texas – 0.0%
City of Houston TX Airport System Revenue Taxable Refunding Series 2020
355,000	2.235		07/01/29	296,279

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $23,896,029)				$22,016,846

U.S. Treasury Obligations – 23.2%
United States Cash Management Bill
$47,500,000	0.000	%(i)	11/22/22	$47,306,454
United States Treasury Bonds
6,530,000	4.250	(j)	05/15/39	6,804,464
75,750,000	4.250		11/15/40	78,164,531
13,000,000	3.750		11/15/43	12,337,813
210,000	3.375		05/15/44	187,195
15,240,000	2.875		11/15/46	12,434,888
104,460,000	3.000		02/15/47	87,289,387
38,410,000	2.375		11/15/49	28,897,523
United States Treasury Notes
34,900,000	1.500		02/29/24	33,557,168
2,630,000	2.000		04/30/24	2,536,204
2,920,000	1.125		01/15/25	2,719,934
20,000	0.500		02/28/26	17,647
960,000	2.500		02/28/26	907,875
3,960,000	1.250		03/31/28	3,414,263
18,320,000	1.250		06/30/28	15,700,812
25,890,000	2.375		03/31/29	23,450,677

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $438,464,191)				$355,726,835

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT – 111.1%
(Cost $1,930,989,747)				$1,706,388,357

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 8.3%

Certificates of Deposit – 2.1%
Citibank N.A.
$11,000,000	3.800%		08/01/23	$10,910,228
Nordea Bank Abp (SOFR + 0.530%)
5,000,000	3.490	(a)	09/11/23	4,999,140
Old Line Funding LLC (SOFR + 0.450%)
8,000,000	3.430	(a)(b)	10/11/22	8,000,872
Royal Bank of Canada (FEDL01 + 0.430%)
7,832,000	3.510	(a)(b)	12/23/22	7,835,048

				31,745,288

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(i) – 6.2%
Alimentation Couchetard, Inc.
$4,682,000	0.000%	10/03/22	$4,680,679
1,250,000	0.000	10/03/22	1,249,648
Antalis SA
8,887,000	0.000	10/19/22	8,872,338
Bank of Montreal
3,343,000	0.000	07/12/23	3,226,393
Federation Des Caisses
13,240,000	0.000	10/06/22	13,233,468
Liberty Street Funding LLC
23,489,000	0.000	10/12/22	23,464,861
National Bank of Canada
12,500,000	0.000	10/05/22	12,494,681
Pure Grove Funding
7,420,000	0.000	03/14/23	7,277,913
Raytheon Technologies Corp.
4,000,000	0.000	10/24/22	3,990,731
Versailles Commercial Paper LLC
16,522,000	0.000	10/28/22	16,525,668

			95,016,380

TOTAL SHORT-TERM INVESTMENTS
(Cost $126,886,207)			$126,761,668

TOTAL INVESTMENTS – 123.9%
(Cost $2,134,682,872)			$1,902,393,101

LIABILITIES IN EXCESS OF OTHER ASSETS – (23.9)%			(366,493,718)

NET ASSETS – 100.0%			$1,535,899,383

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2022.

(d)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $297,863,711 which represents approximately 19.4% of net assets as of September 30, 2022.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)

Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $8,788,107, which represents approximately 1% of the Fund’s net assets as of September 30, 2022.

(g)	Actual maturity date is June 28, 2121.

(h)	Actual maturity date is April 03, 2120.

60                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.	(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA	USD	1,884,302	GBP	1,644,144	12/15/22	$46,422
MS & Co. Int. PLC	USD	204,076	EUR	199,215	10/11/22	8,686
State Street Bank and Trust	USD	3,112,483	EUR	3,052,828	10/11/22	118,275

TOTAL						$173,383

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG	NZD	210,836	USD	132,970	10/27/22	$(14,967)
State Street Bank and Trust	EUR	1,292,903	USD	1,318,168	10/11/22	(50,091)

FORWARD SALES CONTRACTS — At September 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	3.000%	TBA-30yr	11/14/22	$(19,000,000)	$(16,509,218)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	10/13/22	(11,000,000)	(9,884,529)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	10/13/22	(14,000,000)	(12,976,247)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	10/13/22	(18,000,000)	(16,668,277)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	10/13/22	(2,000,000)	(1,830,702)
GNMA	3.000	TBA-30yr	10/13/22	(7,000,000)	(6,179,072)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	10/13/22	(17,000,000)	(16,154,644)

(PROCEEDS RECEIVABLE: $(82,368,945))					$(80,202,689)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	54	12/20/22	$6,051,375	$(17,100)
2 Year U.S. Treasury Notes	422	12/30/22	86,674,844	(1,056,025)
30 Year German Euro-Buxl	2	12/08/22	287,429	(24,798)
5 Year U.S. Treasury Notes	701	12/30/22	75,362,977	(1,660,349)

Total				$(2,758,272)

Short position contracts:
10 Year U.K. Long Gilt	(22)	12/28/22	(2,367,979)	317,069

The accompanying notes are an integral part of these financial statements.                61

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.S. Treasury Notes	(413)	12/20/22	$(48,934,047)	$2,173,764
20 Year U.S. Treasury Bonds	(417)	12/20/22	(52,711,406)	2,768,985
Ultra Long U.S. Treasury Bonds	(179)	12/20/22	(24,523,000)	1,118,995

Total				$6,378,813

TOTAL FUTURES CONTRACTS				$3,620,541

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	1.250%(b)	12/15/22	NZD	11,620		$(18,318)	$(3,430)	$(14,888)
3M LIBOR(c)	3.250	12/21/24		$14,460	(d)	(271,849)	(207,196)	(64,653)
1.500%(c)	6M EURO(a)	12/21/24	EUR	13,830	(d)	407,338	325,807	81,531
2.350(c)	6M EURO(a)	09/09/27		6,050	(d)	122,732	49,736	72,996
3M LIBOR(c)	2.750	12/21/27		$30	(d)	(1,426)	(1,046)	(380)
3.750(a)	6M AUDOR	12/21/27	AUD	2,800	(d)	45,462	21,449	24,013
1.500(c)	6M EURO(a)	12/21/27	EUR	500	(d)	36,004	28,533	7,471
0.000(c)	6M JYOR	12/21/27	JPY	3,539,510	(d)	360,065	341,188	18,877
3M LIBOR(c)	2.500	06/04/29		$10,230	(d)	(133,382)	(6,900)	(126,482)
2.350(c)	6M EURO(a)	07/04/29	EUR	1,890	(d)	64,036	52,474	11,562
2.570(c)	3M LIBOR	06/04/31		$26,970	(d)	256,639	26,324	230,315
6M EURO(c)	2.128(a)	05/17/32	EUR	5,370	(d)	(233,205)	7,868	(241,073)
1.754(c)	6M EURO	05/17/32		5,370	(d)	262,368	(2,350)	264,718
6M EURO(c)	2.000(a)	05/26/32		15,430	(d)	(748,766)	(291,561)	(457,205)
0.500(c)	6M JYOR	05/26/32	JPY	3,535,690	(d)	314,953	116,399	198,554
2.680(c)	3M LIBOR	07/28/32		$1,290	(d)	27,760	(6,448)	34,208
2.500(c)	6M GBP	08/25/32	GBP	2,960	(d)	142,646	(55,691)	198,337
6M EURO(c)	2.500(a)	08/30/32	EUR	4,180	(d)	(120,256)	(120,719)	463
6M EURO(c)	2.750(a)	09/08/32		2,550	(d)	(48,360)	5,413	(53,773)
2.750(c)	3M STIBOR(b)	09/08/32	SEK	29,810	(d)	26,073	3,550	22,523
6M EURO(c)	2.650(a)	09/09/32	EUR	8,940	(d)	(204,699)	(80,456)	(124,243)
6M EURO	3.200	10/04/32		5,200	(d)	4,204	4,206	(2)
3.000	3M LIBOR	10/04/32		$6,060	(d)	45,729	45,735	(6)
6M CHFOR(c)	1.750	12/21/32	CHF	40	(d)	(1,196)	(1,496)	300
3M LIBOR(c)	2.500	12/21/32		$8,230	(d)	(711,260)	(535,146)	(176,114)
3M STIBOR(c)	3.000(b)	12/21/32	SEK	15,440	(d)	(21,279)	(15,614)	(5,665)
6M CDOR(a)	3.250	12/21/32	CAD	770	(d)	(19,715)	(24,842)	5,127
2.500(c)	3M LIBOR	12/21/32		$5,550	(d)	479,647	453,529	26,118
3.500(c)	3M NIBOR(a)	12/21/32	NOK	3,410	(d)	637	3,455	(2,818)
3M NZDOR(a)	4.000(b)	12/21/32	NZD	1,290	(d)	(26,119)	(26,993)	874
3.750(a)	6M AUDOR	12/21/32	AUD	840	(d)	31,720	38,229	(6,509)
2.000(c)	6M EURO(a)	12/21/32	EUR	2,980	(d)	291,744	131,561	160,183
2.250(c)	6M GBP	12/21/32	GBP	1,150	(d)	220,682	183,024	37,658
0.250(c)	6M JYOR	12/21/32	JPY	2,457,510	(d)	509,557	452,480	57,077
3M LIBOR(c)	2.730	06/04/33		$17,120	(d)	(128,424)	(14,521)	(113,903)
6M GBP(c)	3.800	07/31/35	GBP	3,270	(d)	(165,317)	(9,515)	(155,802)

62                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(c)	2.855%(a)	07/04/37	EUR	2,840	(d)	$(51,952)	$(53,953)	$2,001
3M LIBOR(c)	2.910	07/28/37	$	3,060	(d)	(41,645)	5,451	(47,096)
6M EURO(c)	2.152(a)	08/09/37	EUR	4,960	(d)	(159,312)	(61,641)	(97,671)
1.451%(c)	6M EURO(a)	08/10/42		11,240	(d)	193,703	73,394	120,309
2.080(c)	3M LIBOR	07/28/47	$	2,190	(d)	8,670	(1,393)	10,063
6M EURO(c)	1.051(a)	08/11/47	EUR	6,190	(d)	(48,181)	(18,079)	(30,102)
6M EURO(c)	1.355	05/17/52		1,730	(d)	(150,282)	(4,133)	(146,149)
1.328(c)	6M EURO(a)	05/17/52		1,730	(d)	132,373	3,801	128,572
1.560(c)	6M EURO(a)	07/06/52		1,210	(d)	(6,546)	(29,203)	22,657
1.800(c)	6M EURO(a)	09/09/52		1,890	(d)	31,455	4,851	26,604

TOTAL						$704,708	$806,131	$(101,423)

(a)	Payments made semi-annually.
(b)	Payments made quarterly.
(c)	Payments made annually.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	8.960%	Citibank NA	11/17/59	$1,450	$(270,849)	$(127,028)	$(143,821)
Markit CMBX Series 11	3.000	7.241	Citibank NA	11/18/54	1,500	(242,452)	(222,111)	(20,341)
Markit CMBX Series 11	3.000	7.241	JPMorgan Securities, Inc.	11/18/54	350	(56,590)	(102,211)	45,621

TOTAL						$(569,891)	$(451,350)	$(118,541)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 25	1.000%	0.975%	06/20/25	$150,025	$141,197	$1,177,416	$(1,036,219)
CDX.NA.IG Index 26	1.000	0.950	12/20/26	48,700	105,884	727,742	(621,858)
CDX.NA.IG Index 27	1.000	1.000	06/20/27	5,125	1,655	26,740	(25,085)
General Electric Co. 2.700%, 10/09/22	1.000	1.279	06/20/26	3,875	(35,378)	39,280	(74,658)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.523	12/20/26	2,110	39,676	39,301	375

The accompanying notes are an integral part of these financial statements.                63

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Nordstrom, Inc., 6.950%, 03/15/22	1.000%	4.031%	12/20/24	$1,950	$(120,106)	$(28,188)	$(91,918)
Nordstrom, Inc., 6.950%, 03/15/22	1.000	3.523	06/20/24	5,525	(224,711)	(9,217)	(215,494)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.962	06/20/27	2,975	5,725	10,350	(4,625)
Republic of Chile, 3.875%, 08/05/20	1.000	1.686	12/20/27	5,440	(168,718)	(105,791)	(62,927)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.574	12/20/27	7,770	(200,391)	(66,666)	(133,725)
The Boeing Co., 8.750%, 08/15/2	1.000	1.470	06/20/24	1,225	(9,109)	9,149	(18,258)
United Mexican States, 4.150%, 03/28/27	1.000	1.952	12/20/27	3,980	(170,404)	(117,914)	(52,490)

TOTAL					$(634,680)	$1,702,202	$(2,336,882)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	0.459%	10/10/2022	23,650,000	$23,650,000	$3	$51,699	$(51,697)
1Y IRS	Citibank NA	0.420	10/10/2022	25,900,000	25,900,000	3	56,068	(56,065)
1Y IRS	Citibank NA	0.516	11/15/2022	26,330,000	26,330,000	135	61,829	(61,694)
1Y IRS	Citibank NA	2.400	07/28/2023	6,300,000	6,300,000	57,168	211,050	(153,882)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	5,310,000	5,310,000	49,928	197,181	(147,253)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	62,600,000	62,600,000	31	212,376	(212,345)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	13,700,000	13,700,000	1	138,664	(138,663)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	62,700,000	62,700,000	13	203,775	(203,762)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	23,970,000	23,970,000	139	56,449	(56,310)

				250,460,000	$250,460,000	$107,421	$1,189,091	$(1,081,671)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000	05/05/2023	5,240,000	5,240,000	297,944	183,315	114,629
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	6,430,000	6,430,000	399,028	250,320	148,708
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	6,430,000	6,430,000	454,983	232,152	222,831

				18,100,000	$18,100,000	$1,151,955	$665,787	$486,168

Total purchased option contracts				268,560,000	$268,560,000	$1,259,376	$1,854,878	$(595,503)

64                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	Citibank NA	3.076%	10/03/2022	(1,190,000)	$(1,190,000)	$—	$(15,351)	$15,351
1M IRS	Citibank NA	2.538	10/10/2022	(980,000)	(980,000)	(143)	(13,728)	13,585
1M IRS	Citibank NA	3.270	10/19/2022	(1,190,000)	(1,190,000)	(3,821)	(15,577)	11,756
1M IRS	Citibank NA	2.723	10/24/2022	(940,000)	(940,000)	(2,604)	(12,960)	10,357
1Y IRS	Citibank NA	0.425	10/10/2022	(2,420,000)	(2,420,000)	—	(51,712)	51,712
1Y IRS	Citibank NA	0.379	10/10/2022	(2,670,000)	(2,670,000)	—	(56,074)	56,074
1Y IRS	Citibank NA	0.553	11/15/2022	(2,720,000)	(2,720,000)	(21)	(61,825)	61,804
1Y IRS	Citibank NA	1.750	07/28/2023	(6,300,000)	(6,300,000)	(21,404)	(78,750)	57,346
1Y IRS	Citibank NA	2.075	07/28/2023	(6,300,000)	(6,300,000)	(35,257)	(132,300)	97,043
1M IRS	Deutsche Bank AG (London)	3.625	10/26/2022	(1,190,000)	(1,190,000)	(19,399)	(17,910)	(1,489)
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(5,310,000)	(5,310,000)	(14,334)	(75,117)	60,783
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(5,310,000)	(5,310,000)	(27,203)	(122,065)	94,862
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(62,600,000)	(62,600,000)	(13)	(137,159)	137,147
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(62,600,000)	(62,600,000)	(6)	(75,216)	75,210
1M IRS	JPMorgan Securities, Inc.	3.072	10/31/2022	(960,000)	(960,000)	(15,406)	(15,406)	—
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,700,000)	(2,700,000)	—	(140,244)	140,244
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(62,700,000)	(62,700,000)	(6)	(75,240)	75,234
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(62,700,000)	(62,700,000)	(6)	(128,535)	128,529
1M IRS	MS & Co. Int. PLC	3.090	10/11/2022	(1,190,000)	(1,190,000)	(319)	(15,619)	15,299
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(2,480,000)	(2,480,000)	(25)	(56,530)	56,505
1M IRS	UBS AG (London)	2.562	10/17/2022	(970,000)	(970,000)	(674)	(14,011)	13,337

				(295,420,000)	$(295,420,000)	$(140,641)	$(1,311,329)	$1,170,689

Puts
1M IRS	Citibank NA	3.076	10/03/2022	(1,190,000)	(1,190,000)	(47,235)	(15,351)	(31,884)
1M IRS	Citibank NA	2.538	10/10/2022	(980,000)	(980,000)	(47,907)	(13,728)	(34,179)
1M IRS	Citibank NA	3.270	10/19/2022	(1,190,000)	(1,190,000)	(31,949)	(15,577)	(16,372)
1M IRS	Citibank NA	2.723	10/24/2022	(940,000)	(940,000)	(34,496)	(12,960)	(21,535)
1M IRS	Deutsche Bank AG (London)	3.625	10/26/2022	(1,190,000)	(1,190,000)	(12,477)	(17,909)	5,432
1Y IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(5,240,000)	(5,240,000)	(106,700)	(67,340)	(39,359)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(5,240,000)	(5,240,000)	(183,877)	(115,975)	(67,903)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(6,430,000)	(6,430,000)	(266,497)	(153,422)	(113,074)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(6,430,000)	(6,430,000)	(172,348)	(96,898)	(75,450)
1M IRS	JPMorgan Securities, Inc.	3.072	10/31/2022	(960,000)	(960,000)	(15,406)	(15,406)	—
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(6,430,000)	(6,430,000)	(205,451)	(88,823)	(116,628)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(6,430,000)	(6,430,000)	(311,992)	(143,329)	(168,663)
1M IRS	MS & Co. Int. PLC	3.090	10/11/2022	(1,190,000)	(1,190,000)	(46,217)	(15,619)	(30,599)
1M IRS	UBS AG (London)	2.562	10/17/2022	(970,000)	(970,000)	(46,374)	(14,011)	(32,363)

				(44,810,000)	$(44,810,000)	$(1,528,926)	$(786,348)	$(742,577)

Total written option contracts				(340,230,000)	$(340,230,000)	$(1,669,567)	$(2,097,677)	$428,112

TOTAL				(71,670,000)	$(71,670,000)	$(410,191)	$(242,799)	$(167,391)

The accompanying notes are an integral part of these financial statements.                65

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STACR	—Structured Agency Credit Risk
TSFR	—Term Secured Overnight Financing Rate
UMBS	—Uniform Mortgage Backed Securities

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
2Y IRS	—1 Year Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 25	—CDX North America Investment Grade Index 25
CDX.NA.IG Ind 26	—CDX North America Investment Grade Index 26
CDX.NA.IG Ind 27	—CDX North America Investment Grade Index 27
CHFOR	—Swiss Franc Offered Rate
EURO	—Euro Offered Rate
GNMA	—Government National Mortgage Association
JYOR	—Japanese Yen Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
STIBOR	—Stockholm Interbank Offered Rate

66                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 37.7%

British Pound – 0.6%
United Kingdom Gilt
GBP	840,000	1.500%		07/31/53	$551,364
	1,990,000	3.500		01/22/45	2,063,155
	220,000	1.750		07/22/57	156,901
	710,000	3.500		07/22/68	820,798

					3,592,218

Canadian Dollar – 1.5%
British Columbia Province of Canada
CAD	2,600,000	2.850		06/18/25	1,832,809
	2,000,000	4.950		06/18/40	1,578,369
Ontario Province of Canada
	1,700,000	2.600		06/02/25	1,190,338
	2,300,000	4.650		06/02/41	1,751,537
Province of Quebec Canada
	2,390,000	2.250		09/15/26	2,378,829

					8,731,882

Chinese Yuan – 5.8%
China Government Bond
CNY	1,910,000	3.250		06/06/26	275,341
	19,000,000	2.850		06/04/27	2,693,581
	12,660,000	3.280		12/03/27	1,836,188
	68,240,000	3.010		05/13/28	9,742,139
	12,180,000	2.910		10/14/28	1,726,664
	22,460,000	3.250		11/22/28	3,248,948
	36,130,000	3.020		05/27/31	5,128,298
	15,200,000	2.760		05/15/32	2,124,008
	2,890,000	4.080		10/22/48	466,628
	30,170,000	3.860		07/22/49	4,708,532
	11,710,000	3.390		03/16/50	1,684,924

					33,635,251

Euro – 7.6%
Bundesrepublik Deutschland Bundesanleihe
EUR	430,000	3.250		07/04/42	493,906
Bundesschatzanweisungen
	1,080,000	0.010		12/15/23	1,038,957
Finland Government Bond
	1,190,000	1.500	(a)	09/15/32	1,039,441
French Republic Government Bond OAT
	4,140,000	0.010		02/25/27	3,684,004
	1,760,000	1.250		05/25/34	1,455,081
	310,000	3.250		05/25/45	316,236
	210,000	2.000	(a)	05/25/48	169,574
	800,000	1.750	(a)	05/25/66	566,516
	1,030,000	4.500		04/25/41	1,210,524
Ireland Government Bond
	430,000	0.200		10/18/30	352,738
	920,000	0.350		10/18/32	718,720
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.010		08/01/26	4,637,828
	3,220,000	0.900		04/01/31	2,412,327
	1,130,000	3.250	(a)	03/01/38	953,487
	1,170,000	2.150	(a)	09/01/52	735,834
	8,310,000	0.950		03/15/23	8,121,657
	100,000	2.800	(a)	03/01/67	70,081

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Euro – (continued)
EUR	1,680,000	6.000%		05/01/31	$1,865,944
Kingdom of Belgium(a)
	4,910,000	0.350		06/22/32	3,833,035
	250,000	2.150		06/22/66	201,569
Portugal Obrigacoes do Tesouro OT
	1,200,000	1.950	(a)	06/15/29	1,121,609
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,187,352
Republic of Austria Government Bond(a)
	1,270,000	2.100	(b)	10/20/28	1,068,058
	280,000	0.010	(c)	09/20/17	211,326
	280,000	0.850	(d)	06/30/20	118,015
Republic of Indonesia(a)
	240,000	2.150		07/18/24	227,685
	650,000	2.625		06/14/23	633,529
Republic of Romania
	630,000	2.124		07/16/31	389,869
	70,000	2.000	(a)	01/28/32	42,054
	400,000	3.375	(a)	01/28/50	200,861
Spain Government Bond(a)
	3,430,000	2.550		10/31/32	3,153,222
	870,000	1.250		10/31/30	746,575
	700,000	2.900		10/31/46	614,530
	1,110,000	3.450		07/30/66	1,026,577

					44,618,721

Great Britain Pound – 0.1%
State of North Rhine-Westphalia Germany
GBP	400,000	2.125		06/13/25	413,320

Indonesian Rupiah – 0.1%
Indonesia Treasury Bond
IDR	2,324,000,000	6.500		02/15/31	144,225
	7,391,000,000	6.375		04/15/32	451,881
	1,439,000,000	6.375		07/15/37	86,045

					682,151

Israeli Shekel – 0.2%
Israel Government Bond
ILS	2,430,000	2.000		03/31/27	644,200
	2,500,000	1.300		04/30/32	582,029

					1,226,229

Japanese Yen – 19.0%
Japan Government Five Year Bond
JPY	4,395,100,000	0.005		06/20/27	30,285,589
Japan Government Forty Year Bond
	878,000,000	1.000		03/20/62	5,216,678
Japan Government Thirty Year Bond
	902,250,000	1.300		06/20/52	6,127,607
Japan Government Twenty Year Bond
	975,000,000	0.900		06/20/42	6,624,382
Japan Government Two Year Bond
	494,000,000	0.005		04/01/24	3,417,177
	2,196,400,000	0.005		09/01/24	15,190,413
Japan Treasury Bills(b)
	1,580,000,000	0.000		10/03/22	10,916,880

The accompanying notes are an integral part of these financial statements.                67

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Japanese Yen – (continued)
JPY	4,780,850,000	0.000%		01/06/23	$33,054,690

					110,833,416

Singapore Dollar – 0.2%
Singapore Government Bond
SGD	2,150,000	2.750		07/01/23	1,489,694

South Korean Won – 0.5%
Korea Treasury Bond
KRW	2,598,070,000	1.875		06/10/29	1,577,127
	2,641,660,000	1.375		12/10/29	1,531,549

					3,108,676

Thai Baht – 0.2%
Thailand Government Bond
THB	6,710,000	2.875		12/17/28	178,032
	26,930,000	1.585		12/17/35	563,851
	12,000,000	3.450		06/17/43	297,092

					1,038,975

United States Dollar – 1.9%
Abu Dhabi Government International Bond
	$500,000	3.125	(a)	10/11/27	466,187
	600,000	4.125	(a)	10/11/47	506,925
	1,370,000	4.125		10/11/47	1,157,479
Korea Development Bank
	200,000	2.000		02/24/25	186,846
Republic of Indonesia
	790,000	3.850	(a)	07/18/27	737,317
	4,340,000	4.125		01/15/25	4,244,520
	200,000	4.125	(a)	01/15/25	195,600
	200,000	4.350		01/11/48	158,522
Republic of Peru(e)
	10,000	2.780		12/01/60	5,358
	100,000	3.230	(f)	07/28/21	53,706
Republic of Romania
	970,000	3.000	(a)	02/27/27	817,104
Republic of Uruguay
	190,000	4.375	(e)	01/23/31	181,664
Saudi Government International Bond
	1,640,000	3.250		11/17/51	1,107,000
United Mexican States(e)
	1,521,000	3.771		05/24/61	899,101
	360,000	3.750		04/19/71	208,193

					10,925,522

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $241,956,437)					$220,296,055

Corporate Obligations – 33.8%

Aerospace & Defense(e) – 0.7%
Northrop Grumman Corp.
	$1,700,000	2.930%		01/15/25	$1,623,160
Raytheon Technologies Corp.
	27,000	3.650		08/16/23	26,780

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Aerospace & Defense(e) – (continued)
Teledyne Technologies, Inc.
	$1,250,000	0.950%		04/01/24	$1,167,500
The Boeing Co.
	1,075,000	5.150		05/01/30	995,439
	225,000	3.250		02/01/35	159,017
	225,000	3.375		06/15/46	135,938
	80,000	3.625		03/01/48	49,589
	80,000	3.850		11/01/48	51,786
	80,000	5.805		05/01/50	69,616

					4,278,825

Agriculture(e) – 0.3%
BAT Capital Corp.
	50,000	3.557		08/15/27	43,904
	1,450,000	2.259		03/25/28	1,154,911
Imperial Brands Finance PLC
EUR	355,000	3.375		02/26/26	328,688

					1,527,503

Automotive – 1.1%
General Motors Financial Co., Inc.(e)
	100,000	1.694		03/26/25	91,571
	195,000	0.850		02/26/26	168,972
	$1,725,000	1.500		06/10/26	1,464,732
	650,000	5.000		04/09/27	616,310
	200,000	5.650		01/17/29	189,300
	650,000	4.300		04/06/29	566,378
Hyundai Capital America
	2,425,000	1.650	(a)(e)	09/17/26	2,052,859
PACCAR Financial Corp.
	725,000	0.900		11/08/24	668,515
Volkswagen Leasing GmbH
EUR	600,000	1.625		08/15/25	555,083

					6,373,720

Banks – 11.1%
ABN AMRO Bank NV (1 year CMT + 0.800%)
	$1,200,000	1.542	(a)(e)(g)	06/16/27	1,018,380
AIB Group PLC(e)(g)
(-1X 1 year EUR Swap + 0.750%)
EUR	375,000	0.500		11/17/27	307,227
(-1X 5 year EUR Swap + 3.300%)
	494,000	2.875		05/30/31	422,174
(3M USD LIBOR + 1.874%)
	$1,250,000	4.263	(a)	04/10/25	1,198,037
Australia & New Zealand Banking Group Ltd. (5 year CMT + 1.288%)
	750,000	2.950	(a)(e)(g)	07/22/30	683,010
Banco Santander SA
	800,000	2.706		06/27/24	764,536
	1,400,000	3.490		05/28/30	1,133,496
EUR	500,000	1.625		10/22/30	358,199
	$800,000	2.749		12/03/30	567,440
Bank of America Corp.(e)(g)
(3M USD LIBOR + 0.810%)
	2,900,000	3.366		01/23/26	2,744,879

68                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 1.330%)
	$15,000	2.972%		02/04/33	$11,751
(SOFR + 1.830%)
	1,431,000	4.571		04/27/33	1,284,151
(SOFR + 2.150%)
	375,000	2.592		04/29/31	297,919
Bank of Ireland Group PLC(e)(g)
(-1X 1 year EUR Swap + 0.770%)
EUR	625,000	0.375		05/10/27	519,788
(-1X 5 year EUR Swap + 1.650%)
	575,000	1.375		08/11/31	461,378
Barclays PLC (1 year CMT + 1.050%)
	$1,025,000	2.279	(e)(g)	11/24/27	858,355
BNP Paribas SA
	1,450,000	3.375	(a)	01/09/25	1,377,935
	1,250,000	3.375		01/09/25	1,187,875
(5 year USD Swap + 1.483%)
	950,000	4.375	(a)(e)(g)	03/01/33	821,019
(SOFR + 1.004%)
	575,000	1.323	(a)(e)(g)	01/13/27	488,342
(SOFR + 2.074%)
	550,000	2.219	(a)(e)(g)	06/09/26	494,621
BPCE SA(a)
	2,350,000	4.000		09/12/23	2,316,371
(SOFR + 1.520%)
	1,000,000	1.652	(e)(g)	10/06/26	868,570
(SOFR + 2.865%)
	300,000	5.748	(e)(g)	07/19/33	277,566
CaixaBank SA
EUR	400,000	1.125		05/17/24	378,507
(-1X 3M Euribor + 0.850%)
	700,000	0.375	(e)(g)	11/18/26	600,452
(-1X 3M Euribor + 1.000%)
	500,000	0.750	(e)(g)	05/26/28	403,183
(5 year EUR Swap + 1.680%)
	300,000	2.250	(e)(g)	04/17/30	262,970
Citigroup, Inc.
	$1,210,000	3.500		05/15/23	1,201,143
GBP	600,000	2.750	(e)	01/24/24	643,327
(SOFR + 0.686%)
	$1,575,000	0.776	(e)(g)	10/30/24	1,497,778
(SOFR + 2.842%)
	1,700,000	3.106	(e)(g)	04/08/26	1,594,430
Commonwealth Bank of Australia (5 year CMT + 2.050%)
	1,000,000	3.610	(a)(e)(g)	09/12/34	830,970
Credit Agricole SA(a)(e)(g)
(SOFR + 0.892%)
	1,100,000	1.247		01/26/27	937,343
(SOFR + 1.676%)
	300,000	1.907		06/16/26	268,422
Credit Suisse AG
	1,000,000	2.950		04/09/25	918,790
Credit Suisse Group AG(a)(e)(g)
(3M USD LIBOR + 1.410%)
	2,800,000	3.869		01/12/29	2,288,524
(SOFR + 1.560%)
	1,550,000	2.593		09/11/25	1,410,128

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Danske Bank A/S (1 year CMT + 1.750%)
	$1,275,000	4.298	%(a)(e)(g)	04/01/28	$1,138,358
Deutsche Bank AG
	1,000,000	0.962		11/08/23	951,980
(-1X 3M Euribor + 2.050%)
EUR	1,600,000	1.750	(e)(g)	11/19/30	1,187,413
(SOFR + 1.870%)
	$275,000	2.129	(e)(g)	11/24/26	233,797
(SOFR + 2.159%)
	600,000	2.222	(e)(g)	09/18/24	571,884
Erste Group Bank AG (-1X 5Y EUAMDB + 2.100%)
EUR	600,000	1.625	(e)(g)	09/08/31	499,055
Fifth Third Bancorp
	$575,000	2.375	(e)	01/28/25	537,568
HSBC Holdings PLC
	200,000	4.250		08/18/25	190,246
	450,000	4.950		03/31/30	414,068
(3M USD LIBOR + 1.211%)
	2,150,000	3.803	(e)(g)	03/11/25	2,079,007
(SOFR + 2.870%)
	875,000	5.402	(e)(g)	08/11/33	774,611
ING Groep NV(e)(g)
(-1X 5 year EUR Swap + 1.150%)
EUR	200,000	1.000		11/16/32	154,621
(-1X 5 year EUR Swap + 1.200%)
	400,000	1.000		11/13/30	336,992
(SOFR + 1.830%)
	$400,000	4.017		03/28/28	363,516
(SOFR + 2.070%)
	225,000	4.252		03/28/33	191,088
Intesa Sanpaolo SpA
EUR	325,000	1.350		02/24/31	222,159
JPMorgan Chase & Co.(e)(g)
(3M USD LIBOR + 0.730%)
	$305,000	3.559		04/23/24	301,892
(3M USD LIBOR + 0.890%)
	300,000	3.797		07/23/24	296,196
(SOFR + 1.260%)
	1,040,000	2.963		01/25/33	819,146
(SOFR + 1.560%)
	3,125,000	4.323		04/26/28	2,939,375
(SOFR + 1.800%)
	488,000	4.586		04/26/33	439,439
(SOFR + 2.515%)
	750,000	2.956		05/13/31	596,100
Macquarie Bank Ltd. (5 year CMT + 1.700%)
	800,000	3.052	(a)(e)(g)	03/03/36	589,792
Macquarie Group Ltd.(a)(e)(g)
(3M USD LIBOR + 1.372%)
	380,000	3.763		11/28/28	339,530
(SOFR + 1.069%)
	400,000	1.340		01/12/27	342,500
Mitsubishi UFJ Financial Group, Inc. (1 year CMT + 2.125%)
	1,250,000	5.472	(e)(g)	09/13/33	1,205,087
Morgan Stanley, Inc. (SOFR + 1.360%)
	775,000	2.484	(e)(g)	09/16/36	555,342
NatWest Group PLC (1 year CMT + 0.900%)
	700,000	1.642	(e)(g)	06/14/27	588,546

The accompanying notes are an integral part of these financial statements.                69

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Santander UK Group Holdings PLC(e)(g)
(1 year CMT + 1.250%)
	$1,000,000	1.532%		08/21/26	$866,500
(SOFR + 0.787%)
	1,250,000	1.089		03/15/25	1,154,037
Societe Generale SA (1 year CMT + 1.100%)
	1,500,000	1.488	(a)(e)(g)	12/14/26	1,266,555
Standard Chartered PLC(a)(e)(g)
(1 year CMT + 0.880%)
	325,000	1.214		03/23/25	301,701
(1 year CMT + 1.000%)
	1,550,000	1.456		01/14/27	1,308,959
The Bank of New York Mellon Corp. (SOFR + 1.345%)
	275,000	4.414	(e)(g)	07/24/26	268,859
The Norinchukin Bank
	1,050,000	1.284	(a)	09/22/26	903,567
The PNC Financial Services Group, Inc.
	600,000	3.500	(e)	01/23/24	590,472
UBS Group AG (1 year CMT + 2.400%)
	1,550,000	4.988	(a)(e)(g)	08/05/33	1,392,938
Wells Fargo & Co.(e)(g)
(SOFR + 2.000%)
	2,450,000	2.188		04/30/26	2,239,741
(SOFR + 2.100%)
	625,000	4.897		07/25/33	574,925
Westpac Banking Corp.(e)(g)
(5 year CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,104,972
(5 year CMT + 1.750%)
	475,000	2.668		11/15/35	351,666

					64,883,186

Beverages – 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(e)
	1,850,000	4.700		02/01/36	1,667,849
	750,000	4.900		02/01/46	650,017
Anheuser-Busch InBev SA
EUR	415,000	2.700		03/31/26	397,529
Bacardi Ltd.
	$1,200,000	4.700	(a)(e)	05/15/28	1,125,996
Constellation Brands, Inc.
	1,500,000	4.400	(e)	11/15/25	1,468,320
Diageo Finance PLC
EUR	180,000	2.375	(e)	05/20/26	171,129
Keurig Dr Pepper, Inc.(e)
	$776,000	4.417		05/25/25	764,391
	325,000	4.500		04/15/52	257,069

					6,502,300

Biotechnology(e) – 0.0%
Amgen, Inc.
	350,000	4.200		02/22/52	275,139

Building Materials(e) – 0.1%
Carrier Global Corp.
	145,000	2.493		02/15/27	128,677

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(e) – (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
$200,000	4.900%		12/01/32	$189,268

				317,945

Chemicals – 0.5%
DuPont de Nemours, Inc.
600,000	4.493	(e)	11/15/25	590,184
International Flavors & Fragrances, Inc.(a)(e)
450,000	1.230		10/01/25	395,001
200,000	1.832		10/15/27	163,848
Sasol Financing International Ltd.
560,000	4.500		11/14/22	555,800
Syngenta Finance NV(a)(e)
550,000	4.441		04/24/23	548,355
400,000	4.892		04/24/25	388,244

				2,641,432

Commercial Services – 0.1%
DP World Crescent Ltd.
200,000	4.848		09/26/28	192,288
DP World Ltd.
390,000	5.625		09/25/48	337,837

				530,125

Computers(e) – 1.1%
Dell International LLC/EMC Corp.
1,250,000	6.020		06/15/26	1,255,000
875,000	5.300		10/01/29	815,203
75,000	6.200		07/15/30	73,005
Hewlett Packard Enterprise Co.
1,200,000	4.450		10/02/23	1,194,060
1,850,000	4.900		10/15/25	1,833,923
HP, Inc.
1,545,000	4.000		04/15/29	1,358,905

				6,530,096

Diversified Financial Services – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(e)
525,000	3.000		10/29/28	423,265
325,000	3.300		01/30/32	245,148
Air Lease Corp.(e)
1,150,000	3.250		03/01/25	1,077,239
575,000	2.875		01/15/26	515,522
American Express Co.
255,000	2.500	(e)	07/30/24	244,173
Aviation Capital Group LLC
400,000	1.950	(a)(e)	01/30/26	335,876
Avolon Holdings Funding Ltd.
400,000	3.950	(a)(e)	07/01/24	378,776
Capital One Financial Corp.
505,000	3.300	(e)	10/30/24	486,643
Nomura Holdings, Inc.
400,000	2.608		07/14/31	296,752

				4,003,394

70                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electric(a) – 0.1%
Korea Hydro & Nuclear Power Co., Ltd.
	$630,000	4.250%		07/27/27	$599,067

Electrical – 1.1%
Ameren Corp.
	150,000	2.500	(e)	09/15/24	142,417
CMS Energy Corp. (5 year CMT + 2.900%)
	550,000	3.750	(e)(g)	12/01/50	409,876
DTE Energy Co.
	498,000	2.250		11/01/22	497,223
Electricite de France SA
	1,450,000	4.500	(a)(e)	09/21/28	1,354,662
GBP	650,000	6.125		06/02/34	682,880
(12 year EUR Swap + 3.794%)
EUR	100,000	5.375	(e)(g)	01/29/49	91,145
Enel Finance International NV
	$675,000	2.875	(a)(e)	07/12/41	387,646
Enel SpA(e)(g)
(-1X 5 year EUR Swap + 1.719%)
EUR	1,275,000	1.375		12/31/99	929,501
(5 year EUR Swap + 2.580%)
	235,000	3.375		11/24/81	196,666
Engie SA
	200,000	1.000	(e)	03/13/26	180,592
Pacific Gas & Electric Co.(e)
	$625,000	3.000		06/15/28	515,325
	250,000	2.500		02/01/31	182,020
	100,000	3.300		08/01/40	64,213
	200,000	3.500		08/01/50	121,888
Sempra Energy
	700,000	3.400	(e)	02/01/28	633,626

					6,389,680

Engineering & Construction(e) – 0.3%
Mexico City Airport Trust
	540,000	3.875	(a)	04/30/28	442,125
	200,000	5.500	(a)	10/31/46	124,000
	200,000	5.500		07/31/47	123,940
	430,000	5.500	(a)	07/31/47	266,471
Technip Energies NV
EUR	1,025,000	1.125		05/28/28	781,692

					1,738,228

Entertainment(a)(e) – 0.4%
Warnermedia Holdings, Inc.
	$1,875,000	4.054		03/15/29	1,621,744
	600,000	4.279		03/15/32	494,016
	483,000	5.050		03/15/42	361,520

					2,477,280

Forest Products&Paper(e) – 0.0%
Smurfit Kappa Acquisitions ULC
EUR	185,000	2.875		01/15/26	175,170

Gas(e) – 0.2%
ONE Gas, Inc.
	$963,000	1.100		03/11/24	924,076

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(e) – 0.8%
American Medical Systems Europe BV
EUR	1,325,000	0.750%		03/08/25	$1,222,276
DENTSPLY SIRONA, Inc.
	$775,000	3.250		06/01/30	601,090
HCA, Inc.(a)
	250,000	3.375		03/15/29	211,547
	1,575,000	3.625		03/15/32	1,276,018
Medtronic Global Holdings SCA
EUR	400,000	0.250		07/02/25	362,293
Thermo Fisher Scientific Finance I B.V.
	675,000	0.000		11/18/25	599,211
UnitedHealth Group, Inc.
	$375,000	4.750		05/15/52	335,340

					4,607,775

Insurance(e) – 1.0%
Allianz SE(g)
(-1X 5 year EUR Swap + 2.770%)
EUR	800,000	2.625		12/31/99	503,746
(5 year CMT + 2.165%)
	$800,000	3.200	(a)	12/31/99	517,144
American International Group, Inc.
	2,150,000	3.900		04/01/26	2,056,540
Aviva PLC (5 year UK Government Bond + 2.850%)
GBP	450,000	6.125	(g)	11/14/36	463,101
CNP Assurances
EUR	700,000	0.375		03/08/28	533,399
Corebridge Financial, Inc.
	$1,450,000	3.900	(a)	04/05/32	1,223,655
Helvetia Europe SA (-1X 5 year EUR Swap + 3.950%)
EUR	550,000	2.750	(g)	09/30/41	409,456
Legal & General Group PLC (-1X 5 year UK Government Bond + 4.050%)
GBP	500,000	3.750	(g)	11/26/49	416,294

					6,123,335

Internet(e) – 0.3%
Expedia Group, Inc.
	$1,150,000	3.250		02/15/30	932,627
Prosus NV(a)
	210,000	3.680		01/21/30	158,991
	200,000	4.027		08/03/50	112,500
	200,000	3.832		02/08/51	110,500
Tencent Holdings Ltd.
	200,000	3.595		01/19/28	179,720

					1,494,338

Iron/Steel(e) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650		10/15/27	1,046,201

Lodging(e) – 0.3%
Marriott International, Inc.
	515,000	5.000		10/15/27	497,433
	1,500,000	4.650		12/01/28	1,396,995

					1,894,428

The accompanying notes are an integral part of these financial statements.                71

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media(e) – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
	$900,000	4.500%		02/01/24	$889,803
	3,400,000	4.908		07/23/25	3,317,856
	650,000	4.800		03/01/50	464,893
Comcast Corp.
	1,000,000	3.700		04/15/24	983,490

					5,656,042

Mining – 0.6%
Glencore Funding LLC(a)
	1,400,000	4.125		05/30/23	1,390,494
	650,000	4.125	(e)	03/12/24	638,534
	575,000	1.625	(e)	04/27/26	498,209
	775,000	4.875	(e)	03/12/29	713,627
Newmont Corp.
	400,000	2.600	(e)	07/15/32	303,860

					3,544,724

Miscellaneous Manufacturing(e) – 0.4%
Eaton Corp.
	725,000	4.150		03/15/33	654,980
GE Capital Funding LLC
	1,500,000	4.550		05/15/32	1,390,770

					2,045,750

Multi-National – 1.9%
Asian Development Bank
GBP	4,200,000	1.125		06/10/25	4,237,816
European Investment Bank
EUR	1,240,000	0.875		01/14/28	1,108,514
	4,410,000	2.250		03/15/30	4,165,823
FMS Wertmanagement
GBP	1,100,000	1.375	(h)	03/07/25	1,123,415
The African Export-Import Bank(a)(e)
	$390,000	2.634		05/17/26	337,849
	360,000	3.798		05/17/31	291,870

					11,265,287

Oil Field Services – 0.8%
BP Capital Markets PLC(e)(g)
(-1X 5 year EUR Swap + 3.880%)
EUR	950,000	3.250		12/31/99	828,548
(-1X 5 year EUR Swap + 4.120%)
	400,000	3.625		12/31/99	317,658
Devon Energy Corp.
	$100,000	5.850	(e)	12/15/25	101,069
Occidental Petroleum Corp.
	300,000	5.550	(e)	03/15/26	300,744
	250,000	6.450		09/15/36	248,910
Pertamina Persero PT
	200,000	6.500		05/27/41	184,725
Pioneer Natural Resources Co.
	150,000	1.125	(e)	01/15/26	130,993
Qatar Energy
	820,000	3.300	(a)(e)	07/12/51	577,741

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Reliance Industries Ltd.
	$250,000	3.625	%(a)	01/12/52	$163,797
TotalEnergies SE (5 year EUR Swap + 3.350%)
EUR	1,105,000	3.369	(e)(g)	12/29/49	996,200
Wintershall Dea Finance B.V.
	1,300,000	1.332	(e)	09/25/28	1,040,402

					4,890,787

Packaging(e) – 0.0%
Berry Global, Inc.
	270,000	1.500		01/15/27	223,469

Pharmaceuticals – 1.0%
AbbVie, Inc.
	$620,000	2.300		11/21/22	618,444
	300,000	3.750	(e)	11/14/23	296,925
	1,350,000	2.600	(e)	11/21/24	1,285,969
Bayer US Finance II LLC(a)(e)
	750,000	3.875		12/15/23	736,845
	1,000,000	4.250		12/15/25	958,840
Becton Dickinson & Co.(e)
	1,484,000	3.363		06/06/24	1,443,873
EUR	185,000	0.034		08/13/25	164,928
CVS Health Corp.
	$300,000	2.625	(e)	08/15/24	287,982
McKesson Corp.
EUR	125,000	1.500	(e)	11/17/25	115,738

					5,909,544

Pipelines – 0.8%
Abu Dhabi Crude Oil Pipeline LLC
	$1,260,000	4.600	(a)	11/02/47	1,114,549
Energy Transfer LP(e)
	250,000	5.250		04/15/29	235,797
	250,000	5.300		04/01/44	199,640
Enterprise Products Operating LLC
	500,000	3.750	(e)	02/15/25	484,470
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(a)	03/31/36	154,225
	599,249	2.940		09/30/40	457,601
MPLX LP(e)
	250,000	4.500		04/15/38	200,828
	150,000	5.500		02/15/49	127,836
Sabine Pass Liquefaction LLC
	1,500,000	5.625	(e)	03/01/25	1,497,450
The Williams Cos., Inc.
	450,000	3.900	(e)	01/15/25	435,915

					4,908,311

Real Estate(e) – 0.6%
Blackstone Property Partners Europe Holdings S.a.r.l.
EUR	450,000	2.200		07/24/25	401,745
	301,000	1.250		04/26/27	239,675
	575,000	1.000		05/04/28	428,958
	600,000	1.750		03/12/29	452,913
Heimstaden Bostad Treasury BV
	300,000	1.375		07/24/28	226,300

72                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate(e) – (continued)
Logicor Financing S.a.r.l.
EUR	600,000	2.250%		05/13/25	$550,502
	550,000	3.250		11/13/28	472,237
	325,000	1.625		01/17/30	240,594
SBB Treasury Oyj
	950,000	0.750		12/14/28	587,351

					3,600,275

Real Estate Investment Trust(e) – 0.5%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	94,465
National Retail Properties, Inc.
	375,000	3.900		06/15/24	366,821
Realty Income Corp.
	900,000	4.625		11/01/25	886,617
Simon Property Group LP
	576,000	2.750		06/01/23	568,887
Spirit Realty LP
	300,000	2.100		03/15/28	239,487
WEA Finance LLC/Westfield UK & Europe Finance PLC
	400,000	3.750	(a)	09/17/24	376,580
Weyerhaeuser Co.
	250,000	4.000		03/09/52	183,345
WP Carey, Inc.
	240,000	4.600		04/01/24	237,715
	170,000	4.000		02/01/25	164,660

					3,118,577

Retailing(e) – 0.5%
AutoNation, Inc.
	200,000	1.950		08/01/28	157,186
CK Hutchison International 20 Ltd.
	200,000	2.500	(a)	05/08/30	165,816
CK Hutchison International 21 Ltd.
	200,000	2.500	(a)	04/15/31	162,488
Dollar Tree, Inc.
	650,000	4.000		05/15/25	629,999
Lowe’s Cos., Inc.
	325,000	4.250		04/01/52	247,488
Walgreens Boots Alliance, Inc.
	1,375,000	0.950		11/17/23	1,317,759

					2,680,736

Savings&Loans(a)(e)(g) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
	500,000	3.960		07/18/30	431,300

Semiconductors(e) – 0.4%
Broadcom, Inc.(a)
	175,000	3.469		04/15/34	131,610
	2,784,000	3.137		11/15/35	1,951,946
NXP B.V./NXP Funding LLC/NXP USA, Inc.
	695,000	3.250		11/30/51	417,584

					2,501,140

Software(e) – 0.3%
Fidelity National Information Services, Inc.
EUR	400,000	0.750		05/21/23	387,128

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Software(e) – (continued)
EUR	550,000	0.625%		12/03/25	$491,000
Oracle Corp.
	$1,125,000	2.875		03/25/31	886,219
VMware, Inc.
	250,000	1.800		08/15/28	198,097

					1,962,444

Sovereign – 1.9%
European Financial Stability Facility
EUR	1,170,000	0.875	(h)	04/10/35	883,478
European Union
	10,550,000	0.010		07/06/26	9,413,003
	820,000	0.200		06/04/36	548,887

					10,845,368

Telecommunication Services – 1.5%
AT&T, Inc.(e)
	$1,879,000	2.550		12/01/33	1,398,295
EUR	600,000	1.800		09/14/39	399,255
	$600,000	3.650		06/01/51	409,176
Deutsche Telekom International Finance B.V.
	500,000	2.485	(a)(e)	09/19/23	487,780
Telefonica Emisiones SA
EUR	500,000	1.788	(e)	03/12/29	434,128
T-Mobile USA, Inc.(e)
	$500,000	3.500		04/15/25	478,330
	900,000	3.750		04/15/27	831,870
	900,000	3.875		04/15/30	797,580
	1,675,000	2.550		02/15/31	1,326,918
	925,000	5.200		01/15/33	885,151
Vodafone Group PLC
EUR	165,000	1.875	(e)	09/11/25	155,816
	$1,000,000	4.375		05/30/28	942,340

					8,546,639

TOTAL CORPORATE OBLIGATIONS (Cost $231,962,460)					$197,463,636

Mortgage-Backed Obligations – 28.6%

Collateralized Mortgage Obligations – 1.4%
Interest Only – 0.4%
FHLMC REMIC Series 3852, Class SW (-1X 1M USD LIBOR + 6.000%)
	$125,673	3.182	%(g)	05/15/41	$11,497
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
	135,729	3.232	(g)	03/15/44	13,495
FHLMC REMIC Series 4583, Class ST (-1X 1M USD LIBOR + 6.000%)
	471,770	3.182	(g)	05/15/46	51,920
FHLMC REMIC Series 4998, Class GI
	990,826	4.000		08/25/50	191,416
FHLMC REMIC Series 5002, Class SJ (-1X 1M USD LIBOR + 6.100%)
	1,127,833	3.016	(g)	07/25/50	129,504

The accompanying notes are an integral part of these financial statements.                73

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only – (continued)
FHLMC REMIC Series 5012, Class DI
$189,308	4.000%		09/25/50	$36,761
FHLMC REMIC Series 5020, Class IH
984,644	3.000		08/25/50	155,797
FNMA REMIC Series 2011-124, Class SC (-1X 1M USD LIBOR + 6.550%)
130,709	3.466	(g)	12/25/41	14,555
FNMA REMIC Series 2012-5, Class SA (-1X 1M USD LIBOR + 5.950%)
185,274	2.866	(g)	02/25/42	18,679
FNMA REMIC Series 2014-6, Class SA (-1X 1M USD LIBOR + 6.600%)
170,507	3.516	(g)	02/25/44	19,679
FNMA REMIC Series 2017-31, Class SG (-1X 1M USD LIBOR + 6.100%)
367,857	3.016	(g)	05/25/47	42,195
FNMA REMIC Series 2018-17, Class CS (-1X 1M USD LIBOR + 3.450%)
910,894	0.366	(g)	03/25/48	15,251
FNMA REMIC Series 2020-60, Class NI
175,811	4.000		09/25/50	34,140
GNMA REMIC Series 2020-61, Class SW (-1X 1M USD LIBOR + 6.050%)
533,383	3.036	(g)	08/20/49	51,016
GNMA REMIC Series 2010-20, Class SE (-1X 1M USD LIBOR + 6.250%)
328,939	3.236	(g)	02/20/40	34,997
GNMA REMIC Series 2013-124, Class CS (-1X 1M USD LIBOR + 6.050%)
273,622	3.036	(g)	08/20/43	29,152
GNMA REMIC Series 2013-152, Class TS (-1X 1M USD LIBOR + 6.100%)
92,704	3.086	(g)	06/20/43	8,871
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
169,332	3.086	(g)	10/20/43	9,627
GNMA REMIC Series 2015-111, Class IM
271,522	4.000		08/20/45	42,333
GNMA REMIC Series 2015-123, Class SP (-1X 1M USD LIBOR + 6.250%)
167,230	3.236	(g)	09/20/45	19,066
GNMA REMIC Series 2015-129, Class IC
109,385	4.500		09/16/45	20,549
GNMA REMIC Series 2015-167, Class AS (-1X 1M USD LIBOR + 6.250%)
99,827	3.236	(g)	11/20/45	10,392
GNMA REMIC Series 2016-1, Class ST (-1X 1M USD LIBOR + 6.200%)
123,875	3.186	(g)	01/20/46	13,075
GNMA REMIC Series 2016-138, Class GI
291,371	4.000		10/20/46	51,723
GNMA REMIC Series 2016-27, Class IA
129,684	4.000		06/20/45	16,576
GNMA REMIC Series 2018-122, Class SE (-1X 1M USD LIBOR + 6.200%)
341,732	3.186	(g)	09/20/48	35,265

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only – (continued)
GNMA REMIC Series 2018-137, Class SN (-1X 1M USD LIBOR + 6.150%)
$375,814	3.136	%(g)	10/20/48	$38,061
GNMA REMIC Series 2018-139, Class SQ (-1X 1M USD LIBOR + 6.150%)
201,179	3.136	(g)	10/20/48	20,022
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
168,793	3.036	(g)	01/20/49	16,406
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR + 6.050%)
1,150,595	3.036	(g)	09/20/49	126,892
GNMA REMIC Series 2019-110, Class SD (-1X 1M USD LIBOR + 6.100%)
452,903	3.086	(g)	09/20/49	41,110
GNMA REMIC Series 2019-110, Class SE (-1X 1M USD LIBOR + 6.100%)
443,290	3.086	(g)	09/20/49	43,893
GNMA REMIC Series 2019-151, Class IA
1,612,323	3.500		12/20/49	273,768
GNMA REMIC Series 2019-151, Class NI
598,875	3.500		10/20/49	93,373
GNMA REMIC Series 2019-153, Class EI
883,045	4.000		12/20/49	159,867
GNMA REMIC Series 2019-20, Class SF (-1X 1M USD LIBOR + 3.790%)
431,640	0.776	(g)	02/20/49	11,072
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR + 6.100%)
117,129	3.086	(g)	06/20/49	10,908
GNMA REMIC Series 2020-146, Class KI
1,315,950	2.500		10/20/50	173,830
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR + 6.050%)
469,769	3.036	(g)	04/20/50	52,290
GNMA REMIC Series 2020-78, Class DI
670,548	4.000		06/20/50	120,364

				2,259,387

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2011-52, Class GB
189,267	5.000		06/25/41	188,955
FNMA REMIC Series 2011-99, Class DB
177,516	5.000		10/25/41	177,368
FNMA REMIC Series 2012-111, Class B
22,523	7.000		10/25/42	23,716
FNMA REMIC Series 2012-153, Class B
92,086	7.000		07/25/42	96,802
GCAT 2022-NQM4 Trust Series 22-NQM4, Class A1
174,272	5.269	(a)(i)	08/25/67	170,443
OBX Trust Series 2022-NQM7, Class A1
178,245	5.110	(a)(i)	08/25/62	174,045

				831,329

Sequential Floating Rate(g) – 0.9%
Alternative Loan Trust Series 2005-CWALT, Class 38A1 (12M MTA + 1.500%)
42,615	2.604		09/25/35	37,478

74                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(g) – (continued)
Bellemeade Re Ltd. Series 2021-2A, Class M1B (1M SOFR + 1.500%)
$365,000	3.781	%(a)	06/25/31	$348,907
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1M SOFR + 1.650%)
285,000	3.931	(a)	12/25/41	258,967
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1M SOFR + 1.550%)
318,000	3.831	(a)	10/25/41	300,928
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1M SOFR + 1.900%)
289,657	4.181	(a)	04/25/42	284,642
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1M SOFR + 3.000%)
227,000	5.281	(a)	04/25/42	209,506
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 (1M USD LIBOR + 0.420%)
147,763	3.413		03/20/46	122,726
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2 (1M SOFR + 1.650%)
199,716	3.931	(a)	01/25/34	194,760
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (1M SOFR + 1.000%)
630,213	3.281	(a)	01/25/42	611,088
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M3 (1M USD LIBOR + 3.800%)
387,316	6.884		03/25/29	397,982
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
199,644	3.375		08/19/36	165,144
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
1,197,692	2.520	(a)	05/25/52	999,800
JPMorgan Mortgage Trust Series 2022-LTV1,Class A2
384,791	3.520	(a)	07/25/52	319,899
Mill City Mortgage Loan Trust Series 2017-2, Class A3
221,900	3.107	(a)	07/25/59	213,564
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
341,368	2.104		01/25/46	288,070
Sequoia Mortgage Trust Series 2004-10, Class A3A (6M USD LIBOR + 0.660%)
34,680	2.217		11/20/34	31,261
Verus Securitization Trust Series 2021-8, Class A1
143,478	1.824	(a)	11/25/66	121,606
Verus Securitization Trust Series 2022-INV1, Class A1
98,675	5.041	(a)(i)	08/25/67	96,112

				5,002,440

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				8,093,156

Commercial Mortgage-Backed Securities – 2.5%
Sequential Fixed Rate – 1.1%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$850,000	2.778%		11/15/54	$653,552
BANK Series 2018-BN14, Class D
350,000	3.000	(a)	09/15/60	246,933
BANK Series 2019-BN19, Class D
200,000	3.000	(a)	08/15/61	132,307

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
BBCMS Mortgage Trust Series 2022-C17, Class A5
$2,000,000	4.441%		09/15/55	$1,886,156
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(a)	09/15/50	293,598
DOLP Trust Series 2021-NYC, Class A
1,500,000	2.956	(a)	05/10/41	1,196,642
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626		04/15/54	895,486
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
1,250,000	4.000	(g)	04/15/55	1,122,786

				6,427,460

Sequential Floating Rate(g) – 1.4%
BANK Series 2017-BNK4, Class C
900,000	4.372		05/15/50	809,917
BANK Series 2022-BN40, Class A4
1,150,000	3.507		03/15/64	996,735
BBCMS Mortgage Trust Series 2022-C17, Class AS
2,500,000	4.971		09/15/55	2,334,701
BX Trust Series 2021-ARIA, Class C (1M USD LIBOR + 1.646%)
950,000	4.464	(a)	10/15/36	897,070
BX Trust Series 2022-PSB, Class A (1M TSFR LIBOR + 2.451%)
1,200,000	5.296	(a)	08/15/39	1,199,240
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A (1M TSFR + 2.186%)
950,000	5.031	(a)	05/15/37	943,733
Wells Fargo Commercial Mortgage Trust Series 2016-C37, Class D
250,000	3.338	(a)	12/15/49	191,218
Wells Fargo Commercial Mortgage Trust Series 2019-C53, Class B
1,300,000	3.514		10/15/52	1,087,507

				8,460,121

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$14,887,581

Federal Agencies – 24.7%
FHLMC – 0.0%
$1,829	5.000%		01/01/33	$1,833
174	5.000		06/01/33	174
2,063	5.000		07/01/33	2,068
2,702	5.000		08/01/33	2,709
485	5.000		10/01/33	486
1,138	5.000		11/01/33	1,141
593	5.000		12/01/33	595
1,982	5.000		02/01/34	1,987
867	5.000		03/01/34	871
1,576	5.000		04/01/34	1,580
2,210	5.000		05/01/34	2,216
31,958	5.000		06/01/34	32,040
747	5.000		11/01/34	749
8,475	5.000		04/01/35	8,497

The accompanying notes are an integral part of these financial statements.                75

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

FHLMC – (continued)
$92	5.000%	11/01/35	$92
3,395	5.000	02/01/37	3,401
9,330	5.000	01/01/40	9,385
6,018	4.000	06/01/40	5,738
44,886	4.000	02/01/41	42,790
3,264	4.000	11/01/41	3,152

			121,504

GNMA – 8.5%
191,071	4.000	11/20/44	181,223
17,942	4.000	05/20/45	17,017
410,811	4.000	07/20/45	389,381
284,318	4.000	01/20/46	269,309
100,096	4.500	02/20/48	97,366
33,624	4.500	03/20/48	32,665
118,618	4.500	04/20/48	115,011
266,486	4.500	05/20/48	258,218
369,641	4.500	08/20/48	357,941
216,376	5.000	08/20/48	215,042
1,740,503	4.500	09/20/48	1,685,411
249,122	5.000	09/20/48	247,587
246,135	5.000	10/20/48	244,579
1,011,237	5.000	11/20/48	1,004,847
413,909	5.000	12/20/48	411,164
1,324,929	4.500	01/20/49	1,282,266
704,105	5.000	01/20/49	699,436
361,935	4.500	02/20/49	350,168
260,532	4.500	03/20/49	251,980
394,312	5.000	03/20/49	391,574
738,658	3.000	08/20/49	661,341
575,403	4.500	10/20/49	554,538
218,501	4.500	12/20/49	210,372
864,598	3.000	07/20/51	768,580
934,755	3.000	12/20/51	828,827
2,000,000	2.500	TBA-30yr(j)	1,717,444
1,000,000	3.000	TBA-30yr(j)	882,725
6,000,000	4.000	TBA-30yr(j)	5,597,295
16,000,000	4.500	TBA-30yr(j)	15,295,096
15,000,000	5.000	TBA-30yr(j)	14,657,010

			49,675,413

UMBS – 5.7%
163,680	4.500	07/01/36	160,276
16,472	4.500	12/01/36	16,130
4,659	4.500	05/01/38	4,568
12,897	4.500	05/01/39	12,702
8,959	4.500	06/01/39	8,824
4,394	4.500	08/01/39	4,328
6,260	4.500	09/01/39	6,134
9,839	4.500	10/01/39	9,641
4,101	4.500	03/01/40	4,018
53,616	4.500	04/01/40	52,506
5,376	4.500	12/01/40	5,264
42,719	4.500	01/01/41	41,834
15,525	4.500	04/01/41	15,201
25,855	4.500	06/01/41	25,317
24,184	4.500	07/01/41	23,681

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

UMBS – (continued)
$36,207	4.500%	08/01/41	$35,464
99,711	4.500	09/01/41	97,636
50,413	4.500	10/01/41	49,364
68,367	4.500	11/01/41	66,945
52,448	4.500	12/01/41	51,357
46,371	4.500	01/01/42	45,016
3,349	4.500	03/01/42	3,279
13,566	4.500	04/01/42	13,283
58,003	3.000	12/01/42	51,910
138,660	3.000	01/01/43	124,093
191,521	3.000	04/01/43	171,402
1,232,136	4.000	12/01/44	1,167,357
230,436	4.500	06/01/45	224,991
1,883,314	3.500	07/01/45	1,723,524
4,350,087	4.000	08/01/45	4,126,637
995,110	4.500	11/01/47	966,815
2,863,816	4.000	01/01/48	2,704,302
17,341	4.500	08/01/48	16,762
311,099	4.500	09/01/48	301,767
216,659	5.000	11/01/48	215,361
951,011	3.000	02/01/49	842,007
13,560	4.500	03/01/49	13,069
1,144,803	3.500	07/01/49	1,045,627
983,992	4.000	07/01/49	926,997
745,153	3.500	08/01/49	680,599
474,494	4.500	10/01/50	458,185
2,757,733	3.000	12/01/50	2,430,334
2,934,170	2.500	05/01/51	2,478,230
2,738,715	2.500	09/01/51	2,314,166
957,161	4.500	04/01/52	911,811
64,487	5.000	05/01/52	63,517
2,104,236	5.000	06/01/52	2,073,994
4,682,570	5.000	07/01/52	4,610,719
982,255	4.500	08/01/52	941,126
1,058,069	5.000	08/01/52	1,039,333

			33,377,403

UMBS, 30 Year, Single Family(j) – 10.5%
19,000,000	5.000	TBA-30yr	18,486,401
17,000,000	4.500	TBA-30yr	16,173,902
17,000,000	2.500	TBA-30yr	14,265,390
15,000,000	2.000	TBA-30yr	12,137,345

			61,063,038

TOTAL FEDERAL AGENCIES			$144,237,358

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $176,517,393)			$167,218,095

76                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(g) – 5.7%

Collateralized Loan Obligations(a) – 4.1%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
$2,100,000	3.812%		01/15/33	$2,056,677
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
2,100,000	3.732		04/15/33	2,020,145
Ares LXIV CLO Ltd. Series 22-64A, Class A1 (3M TSFR LIBOR + 1.440%)
3,225,000	2.479		04/15/35	3,119,023
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
5,300,000	3.752		04/15/33	5,124,893
LCM 38A Ltd., Class A1A (3M SOFR + 2.100%)
950,000	4.592		07/15/34	935,333
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
1,800,000	3.843		04/14/33	1,722,850
OZLM Ltd.Series 2015-14A, Class CRR (3M USD LIBOR + 3.390%)
1,700,000	5.902		07/15/34	1,417,503
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
1,400,000	6.612		04/15/32	1,215,420
Venture 36 Clo Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
900,000	6.860		04/20/32	775,540
Venture CLO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
3,475,000	3.792		04/15/33	3,361,736
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
2,100,000	3.572		04/15/31	2,036,893

				23,786,013

Student Loans – 1.6%
ECMC Group Student Loan Trust Series 2017-1A, Class A (1M USD LIBOR + 1.200%)
2,661,847	4.284	(a)	12/27/66	2,630,308
Educational Services of America, Inc. Series 2015-2, Class A (1M USD LIBOR + 1.000%)
309,785	4.084	(a)	12/25/56	310,635
Higher Education Funding I Series 2014-1, Class A (3M USD LIBOR + 1.050%)
804,286	4.047	(a)	04/25/35	802,890
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
161,554	1.524		02/25/42	159,636
Navient Student Loan Trust Series 2017-2A, Class A (1M USD LIBOR + 1.050%)
4,197,153	4.134	(a)	12/27/66	4,145,579
Nelnet Student Loan Trust Series 2011-1A, Class A (1M USD LIBOR + 0.850%)
125,046	3.934	(a)	02/25/48	123,496

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(g) – (continued)

Student Loans – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
	$1,447,316	4.234	%(a)	09/25/65	$1,422,412

					9,594,956

TOTAL ASSET-BACKED SECURITIES (Cost $34,619,799)					$33,380,969

Agency Debentures – 0.3%

Sovereign – 0.3%
FHLMC
	$1,160,000	6.750%		03/15/31	$1,372,454
(Cost $ 1,394,214)

TOTAL AGENCY DEBENTURES (Cost $1,394,214)					$1,372,454

Structured Note(a)(g) – 0.2%

Banks – 0.2%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA)
IDR	15,414,000,000	7.500%		06/17/35	$1,011,030
(Cost $1,112,905)

TOTAL STRUCTURED NOTES (Cost $1,112,905)					$1,011,030

Principal Amount		Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 2.1%

United States Treasury Bonds
	$1,740,000	1.875%		02/15/41	$1,232,410
	3,210,000	2.250		05/15/41	2,426,058
	6,230,000	1.750		08/15/41	4,258,789
	2,050,000	2.000		11/15/41	1,467,031
	2,040,000	2.750		08/15/42	1,656,225
	2,020,000	1.875		11/15/51	1,334,778

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,555,280)					$12,375,291

The accompanying notes are an integral part of these financial statements.                77

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(k) – 4.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
25,743,653	2.911%	$25,743,653
(Cost $25,743,653)

TOTAL INVESTMENTS – 112.8% (Cost $727,862,141)		$658,861,183

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.8)%		(74,881,492)

NET ASSETS – 100.0%		$583,979,691

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Actual maturity date is September 20, 2117.

(d)	Actual maturity date is June 30, 2120.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Actual maturity date is July 28, 2121.

(g)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(h)	Guaranteed by a foreign government until maturity.

(i)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2022.

(j)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $99,212,608 which represents approximately 17.1% of net assets as of September 30, 2022.

(k)	Represents an Affiliated Issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	CLP	157,151,712	USD	160,564	10/27/22	$1,101
	EUR	418,457	NOK	4,248,805	12/21/22	21,824
	EUR	418,817	NZD	706,439	12/21/22	17,650
	EUR	415,365	SGD	587,351	12/21/22	373
	EUR	4,274,319	USD	4,160,485	10/11/22	31,760
	GBP	294,142	USD	325,199	12/15/22	3,603
	GBP	1,241,681	USD	1,346,343	12/21/22	41,855
	SEK	455,591	USD	40,798	12/21/22	480
	TWD	131,721,927	USD	4,138,317	10/03/22	5,863
	USD	561,876	AUD	805,137	10/05/22	46,846
	USD	1,159,371	AUD	1,745,734	12/21/22	41,021
	USD	7,095,329	CAD	9,172,084	10/11/22	455,553
	USD	3,397,624	CAD	4,463,211	12/21/22	165,144
	USD	659,242	CHF	624,129	10/13/22	25,965
	USD	1,655,430	CHF	1,602,233	12/21/22	17,402
	USD	588,705	CLP	542,066,869	10/27/22	31,072
	USD	34,786,961	CNH	242,155,803	12/06/22	825,177
	USD	1,237,544	CNH	8,551,121	12/21/22	37,708
	USD	1,059,126	COP	4,652,094,160	10/28/22	55,723
	USD	98,322,297	EUR	96,548,848	10/11/22	3,627,349
	USD	1,012,121	EUR	1,000,310	12/21/22	25,224
	USD	14,520,188	GBP	12,669,558	12/15/22	357,721
	USD	4,499,531	GBP	3,866,538	12/21/22	176,740
	USD	87,879	HUF	35,138,129	12/21/22	8,340
	USD	2,360,101	IDR	35,611,321,465	10/13/22	34,417
	USD	90,212	IDR	1,335,158,751	11/15/22	3,189
	USD	1,760,314	ILS	5,956,212	10/03/22	89,618

78                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	691,635	ILS	2,331,987	12/21/22	$32,821
	USD	1,304,253	ILS	4,594,000	12/22/22	6,260
	USD	278,000	INR	22,218,872	10/14/22	6,042
	USD	398,204	INR	32,491,820	10/27/22	862
	USD	11,697,322	JPY	1,580,524,560	10/03/22	773,838
	USD	84,566,001	JPY	11,523,757,494	10/06/22	4,900,096
	USD	163,292	JPY	23,012,430	12/21/22	2,750
	USD	33,608,967	JPY	4,783,989,757	01/06/23	159,938
	USD	3,999,969	KRW	5,232,759,550	10/13/22	361,529
	USD	994,190	KRW	1,381,001,238	12/12/22	34,130
	USD	300,170	MXN	6,042,013	12/21/22	4,602
	USD	398,450	NOK	4,022,605	10/13/22	29,004
	USD	1,904,754	NOK	19,505,391	12/21/22	109,650
	USD	136,640	NZD	216,610	10/27/22	15,406
	USD	3,814,000	NZD	6,313,539	12/21/22	278,911
	USD	84,525	PLN	396,490	12/21/22	5,672
	USD	4,196,050	SEK	43,953,827	12/21/22	213,649
	USD	1,441,299	SGD	1,974,906	11/07/22	65,735
	USD	421,612	SGD	591,264	12/21/22	9,462
	USD	1,267,522	THB	46,278,286	12/21/22	32,957
	USD	498,170	TRY	9,803,927	12/21/22	21,038
	USD	2,463,337	TWD	74,907,747	10/03/22	106,624
	USD	833,000	TWD	26,118,049	12/21/22	10,459
	USD	166,498	ZAR	2,964,626	12/21/22	3,900

TOTAL						$13,334,053

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	978,642	USD	663,121	10/05/22	$(37,103)
	AUD	6,830,102	USD	4,671,140	12/21/22	(295,647)
	CAD	2,734,749	USD	2,106,202	12/21/22	(125,561)
	CHF	804,128	EUR	840,264	12/21/22	(6,905)
	CHF	825,000	USD	851,203	10/13/22	(14,111)
	CHF	3,246,393	USD	3,393,983	12/21/22	(75,065)
	CLP	157,083,621	USD	173,650	10/27/22	(12,056)
	CNH	5,868,883	USD	840,000	12/21/22	(16,517)
	COP	1,719,757,298	USD	396,238	10/28/22	(25,306)
	EUR	9,171,742	USD	9,201,047	10/11/22	(205,417)
	EUR	676,694	USD	691,588	12/21/22	(23,967)
	GBP	1,350,581	USD	1,546,084	12/21/22	(36,136)
	INR	118,307,461	USD	1,480,914	10/14/22	(32,833)
	JPY	1,824,604,912	USD	13,283,066	10/06/22	(669,228)
	JPY	116,348,366	USD	819,863	12/21/22	(8,177)
	MXN	8,453,018	USD	415,790	12/21/22	(2,279)
	NOK	23,678,559	USD	2,406,597	12/21/22	(227,434)
	NZD	1,403,587	AUD	1,243,863	12/21/22	(10,943)
	NZD	698,755	CAD	553,547	12/21/22	(9,658)
	NZD	1,919,000	USD	1,179,732	12/21/22	(105,242)
	SEK	4,490,914	EUR	416,000	12/21/22	(3,526)
	SEK	4,916,969	USD	461,686	12/21/22	(16,188)

The accompanying notes are an integral part of these financial statements.                79

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	SGD	3,624,185	USD	2,597,982	12/21/22	$(71,686)
	TWD	18,093,566	USD	605,602	10/03/22	(36,349)
	TWD	12,983,802	USD	420,896	10/06/22	(12,864)
	TWD	13,029,140	USD	419,000	12/21/22	(8,671)
	USD	159,670	BRL	869,899	10/31/22	(389)
	USD	161,754	CLP	159,133,438	10/27/22	(1,949)
	USD	1,929,000	CNH	13,971,392	12/21/22	(31,373)
	USD	647,105	EUR	672,000	12/21/22	(15,884)
	USD	1,213,155	GBP	1,125,876	12/21/22	(45,575)
	USD	641,935	SEK	7,286,941	12/21/22	(18,292)
	USD	2,353,000	TWD	74,907,746	10/03/22	(3,717)
	USD	2,592,128	TWD	82,403,329	12/21/22	(3,016)
	ZAR	2,998,131	USD	174,092	12/21/22	(9,657)

FORWARD SALES CONTRACTS — At September 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family
(Proceeds Receivable: $(1,807,695))	3.500%	TBA-30yr	10/13/22	$(2,000,000)	$(1,797,187)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year German Euro-Bund	44	12/08/22	$ 5,971,994	$ (295,015)
10 Year U.K. Long Gilt	15	12/28/22	1,614,531	(127,810)
10 Year U.S. Treasury Notes	99	12/20/22	11,094,188	24,937
2 Year German Euro-Schatz	176	12/08/22	18,484,764	(152,817)
30 Year German Euro-Buxl	27	12/08/22	3,880,293	(334,586)
Australian 10 Year Government Bonds	62	12/15/22	4,644,641	(123,544)
Australian 3 Year Government Bonds	100	12/15/22	6,816,248	(83,147)
Canada 10 Year Government Bonds	106	12/19/22	9,483,867	(146,798)
French 10 Year Government Bonds	53	12/08/22	6,862,664	(314,217)
Italian 10 Year Government Bonds	20	12/08/22	2,194,920	(96,856)
Japan 10 Year Government Bonds	4	12/13/22	4,098,667	(840)
Ultra Long U.S. Treasury Bonds	42	12/20/22	5,754,000	(206,186)

Total				$(1,856,879)

Short position contracts:
10 Year U.S. Treasury Notes	(114)	12/20/22	(13,507,219)	63,975
2 Year U.S. Treasury Notes	(99)	12/30/22	(20,333,672)	(44,545)
20 Year U.S. Treasury Bonds	(85)	12/20/22	(10,744,531)	(17,675)

80                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
5 Year German Euro-Bobl	(29)	12/08/22	$ (3,403,469)	$ 17,347
5 Year U.S. Treasury Notes	(280)	12/30/22	(30,102,188)	17,283

Total				$ 36,385

TOTAL FUTURES CONTRACTS				$(1,820,494)

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.271	BofA Securities LLC	12/21/31	MYR1,540	$(28,143)	$ —	$(28,143)
3M KLIBOR	3.735	Citibank NA	07/14/32	1,950	(20,614)	—	(20,614)
		JPMorgan Securities,
3.750	3M KLIBOR	Inc.	12/21/24	7,720	4,032	(1,327)	5,359
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32	1,940	(22,516)	—	(22,516)

TOTAL					$(67,241)	$(1,327)	$(65,914)

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	1.250%(b)	12/15/22	NZD	7,850	(c)	$(12,375)	$(2,317)	$(10,058)
1M BID Average(d)	10.565(d)	01/02/23	BRL	7,140		(15,787)	—	(15,787)
1M BID Average(d)	12.400(d)	01/02/23		6,350	(c)	6,793	(63)	6,856
5.800%(d)	1M BID Average(d)	01/02/23		16,560	(c)	164,742	2,731	162,011
1M BID Average(d)	11.814(d)	01/02/24		20,820	(c)	(26,338)	15,333	(41,671)
3.000(a)	3M KWCDC(a)	06/15/24	KRW	4,304,120	(c)	61,623	3,509	58,114
3.250(a)	6M AUDOR(a)	08/15/24	AUD	9,750	(c)	72,681	25,064	47,617
6M EURO(b)	1.750(e)	09/21/24	EUR	2,880		(54,438)	(21,998)	(32,440)
2.000(e)	6M GBP(e)	09/21/24	GBP	6,060	(c)	421,672	428,621	(6,949)
9.200(d)	Mexico Interbank TIIE 28 Days(d)	12/18/24	MXN	27,180	(c)	20,523	210	20,313
3M CNR(a)	2.500(a)	12/21/24	CNY	35,790	(c)	22,382	39,687	(17,305)
6M GBP(e)	2.750(e)	12/21/24	GBP	3,680	(c)	(220,870)	(117,712)	(103,158)
3M STIBOR(a)	3.000(e)	12/21/24	SEK	313,560	(c)	(254,693)	(192,760)	(61,933)
3M SOFR(e)	3.250(e)	12/21/24		$11,160	(c)	(209,809)	(159,911)	(49,898)
3M LIBOR(e)	3.600(e)	12/21/24		5,890	(c)	(71,694)	(33,886)	(37,808)
3.750(a)	3M HIBOR(a)	12/21/24	HKD	48,210	(c)	88,756	43,299	45,457
8.750(a)	3M JIBAR(a)	12/21/24	ZAR	76,950	(c)	(28,497)	(66,704)	38,207
3.750(e)	3M NIBOR(b)	12/21/24	NOK	166,960	(c)	(21,660)	11,157	(32,817)
3M NZDOR(a)	4.000(b)	12/21/24	NZD	7,300		(57,972)	(44,074)	(13,898)
3.250(a)	6M AUDOR(a)	12/21/24	AUD	8,700	(c)	94,166	74,328	19,838

The accompanying notes are an integral part of these financial statements.                81

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.500%(e)	6M EURO(b)	12/21/24	EUR	10,760		$316,916	$253,484	$63,432
7.500(e)	6M WIBOR(b)	12/21/24	PLN	2,050	(c)	833	(4,383)	5,216
10.950(d)	1M BID Average(d)	01/02/25	BRL	530	(c)	1,598	(617)	2,215
6M GBP(e)	2.500%(e)	12/21/25	GBP	4,060		(365,199)	(202,244)	(162,955)
1M BID Average(d)	11.230(d)	01/04/27	BRL	190	(c)	(135)	(1,482)	1,347
2.350(e)	6M EURO(b)	09/09/27	EUR	5,910	(c)	119,892	47,609	72,283
6M EURO(e)	1.500(e)	12/21/27		3,380	(c)	(198,303)	(153,549)	(44,754)
3M CNR(a)	2.500(a)	12/21/27	CNY	48,540	(c)	(28,753)	1,536	(30,289)
3M KWCDC(a)	4.000(a)	12/21/27	KRW	1,570,060	(c)	(6,482)	19,363	(25,845)
3M NZDOR(a)	4.000(b)	12/21/27	NZD	7,800	(c)	(97,462)	(53,462)	(44,000)
6M WIBOR(a)	6.500(b)	12/21/27	PLN	1,600	(c)	(6,745)	4,992	(11,737)
3.750(b)	6M AUDOR(b)	12/21/27	AUD	180		2,923	1,379	1,544
1.500(e)	6M CHFOR(e)	12/21/27	CHF	5,210	(c)	64,264	66,866	(2,602)
0.000(e)	6M JYOR(e)	12/21/27	JPY	2,780,510	(c)	282,854	268,117	14,737
6.750(e)	6M WIBOR(b)	12/21/27	PLN	1,600	(c)	3,499	1,437	2,062
3M SOFR(e)	2.500(e)	06/04/29		$7,320	(c)	(95,440)	(4,933)	(90,507)
2.350(e)	6M EURO(b)	07/04/29	EUR	1,860		63,020	51,832	11,188
2.570(e)	3M LIBOR(e)	06/04/31		$19,310	(c)	183,749	18,851	164,898
2.250(e)	6M GBP(e)	12/21/31	GBP	4,180		758,997	392,416	366,581
6M EURO(b)	2.128(e)	05/17/32	EUR	5,310	(c)	(230,600)	(714)	(229,886)
1.754(e)	6M EURO(e)	05/17/32		5,310	(c)	259,436	15,938	243,498
6M EURO(e)	2.000(b)	05/26/32		10,570	(c)	(512,927)	(181,822)	(331,105)
0.500(e)	6M JYOR(e)	05/26/32	JPY	2,635,790	(c)	234,791	87,253	147,538
2.680(e)	3M LIBOR(e)	07/28/32		$1,290	(c)	27,762	(6,446)	34,208
2.500(e)	6M GBP(e)	08/25/32	GBP	2,290	(c)	110,358	(43,180)	153,538
6M EURO(b)	2.500(e)	08/30/32	EUR	3,230	(c)	(92,925)	(93,270)	345
6M EURO(b)	2.750(e)	09/08/32		1,980	(c)	(37,551)	4,203	(41,754)
2.750(e)	3M STIBOR(a)	09/08/32	SEK	23,170	(c)	20,266	2,760	17,506
6M EURO(b)	2.650(e)	09/09/32	EUR	8,710	(c)	(199,433)	(76,976)	(122,457)
6M EURO(b)	3.200(b)	10/04/32		4,020	(c)	3,247	3,249	(2)
3.000(a)	3M LIBOR(a)	10/04/32		$4,680	(c)	35,315	35,315	—
Mexico Interbank
TIIE 28 Days(d)	8.600(d)	12/08/32	MXN	10,310	(c)	(19,258)	614	(19,872)
6M CHFOR(e)	1.750(e)	12/21/32	CHF	1,740	(c)	(52,044)	(64,326)	12,282
6M GBP(e)	2.250(e)	12/21/32	GBP	1,500	(c)	(287,846)	(149,387)	(138,459)
3M SOFR(e)	2.500(e)	12/21/32		$2,220		(191,858)	(184,311)	(7,547)
3M STIBOR(e)	3.000(a)	12/21/32	SEK	5,040	(c)	(6,946)	(4,716)	(2,230)
3M KWCDC(a)	3.750(a)	12/21/32	KRW	1,142,820	(c)	(5,093)	24,549	(29,642)
3.500(e)	3M NIBOR(b)	12/21/32	NOK	10,330	(c)	1,930	10,435	(8,505)
3M NZDOR(a)	4.000(b)	12/21/32	NZD	240	(c)	(4,859)	(5,022)	163
6M WIBOR(b)	6.250(e)	12/21/32	PLN	3,625	(c)	(31,715)	12,556	(44,271)
3.750(b)	6M AUDOR(b)	12/21/32	AUD	1,340	(c)	50,602	60,554	(9,952)
3.250(b)	6M CDOR(b)	12/21/32	CAD	80	(c)	2,048	1,333	715
2.000(e)	6M EURO(b)	12/21/32	EUR	3,420	(c)	334,819	152,018	182,801
0.250(e)	6M JYOR(e)	12/21/32	JPY	1,867,850	(c)	387,293	344,388	42,905
3M JIBAR(a)	9.500(a)	12/21/32	ZAR	11,525	(c)	(10,387)	12,854	(23,241)
3M SOFR(e)	2.730(e)	06/04/33		$12,260	(c)	(91,968)	(10,386)	(81,582)
2.250(e)	6M GBP(e)	12/21/34	GBP	1,700	(c)	354,033	189,326	164,707
6M GBP(e)	3.800(e)	07/31/35		3,250	(c)	(164,306)	(9,457)	(154,849)
6M EURO(b)	2.855(e)	07/04/37	EUR	2,780	(c)	(50,854)	(52,488)	1,634
3M LIBOR(e)	2.910(e)	07/28/37		$3,000	(c)	(40,829)	5,344	(46,173)
6M EURO(b)	2.152(e)	08/09/37	EUR	4,890	(c)	(157,063)	(60,824)	(96,239)

82                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.451%(e)	6M EURO(b)	08/10/42	EUR	11,060	(c)	$190,602	$72,401	$118,201
2.000(e)	6M EURO(b)	12/21/42		400		52,644	25,278	27,366
2.080(e)	3M SOFR(e)	07/28/47	$	2,130	(c)	8,432	(1,355)	9,787
6M EURO(b)	1.051%(e)	08/11/47	EUR	6,090	(c)	(47,402)	(17,741)	(29,661)
6M EURO(e)	1.355(e)	05/17/52		1,680	(c)	(145,939)	(58,369)	(87,570)
1.328(e)	6M EURO(b)	05/17/52		1,680	(c)	128,547	48,414	80,133
1.560(e)	6M EURO(b)	07/06/52		1,190	(c)	(6,438)	(29,895)	23,457
1.800(e)	6M EURO(b)	09/09/52		1,850	(c)	30,788	4,507	26,281
6M EURO(b)	1.750(e)	12/21/52		510	(c)	(69,882)	(34,122)	(35,760)
6M GBP(e)	2.000(e)	12/21/52	GBP	2,420		(777,051)	(530,129)	(246,922)

TOTAL						$(23,030)	$210,079	$(233,109)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.
(d)	Payments made at monthly.
(e)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	8.960%	MS & Co. Int. PLC	11/17/59	$ 900	$(168,159)	$(194,532)	$26,373
Markit CMBX Series 11	3.000	7.241	MS & Co. Int. PLC	11/18/54	1,400	(226,363)	(257,209)	30,846

TOTAL						$(394,522)	$(451,741)	$57,219

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Bayerische Motoren Werke Aktiengesellschaft, 0.75%, 7/12/24	(1.000)%	1.361%	12/20/27	EUR	5,850	$96,031	$65,352	$30,679
Protection Sold:
CDX.NA.IG Index 34	1.000	0.975	06/20/25		$4,175	3,813	40,353	(36,540)
CDX.NA.IG Index 37	1.000	0.950	12/20/26		97,850	212,591	1,397,644	(1,185,053)
CDX.NA.IG Index 38	1.000	1.348	12/20/27	EUR	5,850	(91,188)	(60,641)	(30,547)

The accompanying notes are an integral part of these financial statements.                83

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000%	0.523%	12/20/26		$1,310	$24,633	$24,420	$213
Republic of Chile, 3.240% , 2/6/28	1.000	1.686	12/20/27		3,350	(103,896)	(65,145)	(38,751)
Republic of Indonesia, 4.125%, 01/15/25	1.000	1.574	12/20/27		3,340	(86,139)	(28,645)	(57,494)
Republic of Panama, 8.875%, 09/30/27	1.000	1.830	12/20/27		400	(14,964)	(10,328)	(4,636)
Republic of Panama, 8.875%, 09/30/27	1.000	1.720	06/20/27		890	(26,471)	(20,641)	(5,830)
Unibail-Rodamco-Westfield SE, 2.375%, 02/25/21	1.000	2.259	06/20/24	EUR	1,200	(24,246)	8,249	(32,495)
United Mexican States, 4.150%, 03/28/27	1.000	1.952	12/20/27		$3,370	(144,287)	(99,845)	(44,442)

TOTAL						$(154,123)	$1,250,773	$(1,404,896)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	0.459%	10/10/2022	16,090,000	$16,090,000	$2	$35,173	$(35,171)
1Y IRS	Citibank NA	0.420	10/10/2022	17,600,000	17,600,000	2	38,100	(38,098)
1Y IRS	Citibank NA	0.516	11/15/2022	17,810,000	17,810,000	91	41,822	(41,731)
1Y IRS	Citibank NA	2.400	07/28/2023	5,000,000	5,000,000	45,372	167,500	(122,129)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,100,000	10,100,000	1	102,227	(102,226)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	44,400,000	44,400,000	9	144,300	(144,291)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	16,210,000	16,210,000	94	38,174	(38,080)

				127,210,000	$127,210,000	$45,571	$567,296	$(521,726)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	5,040,000	5,040,000	312,768	196,207	116,561
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	5,040,000	5,040,000	356,627	181,967	174,661

				10,080,000	$10,080,000	$669,395	$378,174	$291,222

Total purchased option contracts				137,290,000	$137,290,000	$714,966	$945,470	$(230,504)

84                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS	Citibank NA	3.076%	10/03/2022	(950,000)	$(950,000)	$—	$(12,255)	$12,255
1M IRS	Citibank NA	2.538	10/10/2022	(970,000)	(970,000)	(141)	(13,588)	13,447
1M IRS	Citibank NA	3.270	10/19/2022	(950,000)	(950,000)	(3,050)	(12,435)	9,385
1M IRS	Citibank NA	2.723	10/24/2022	(920,000)	(920,000)	(2,548)	(12,685)	10,136
1Y IRS	Citibank NA	0.425	10/10/2022	(1,650,000)	(1,650,000)	—	(35,258)	35,258
1Y IRS	Citibank NA	0.379	10/10/2022	(1,810,000)	(1,810,000)	—	(38,013)	38,012
1Y IRS	Citibank NA	0.553	11/15/2022	(1,840,000)	(1,840,000)	(14)	(41,823)	41,809
1Y IRS	Citibank NA	1.750	07/28/2023	(5,000,000)	(5,000,000)	(16,988)	(62,500)	45,513
1Y IRS	Citibank NA	2.075	07/28/2023	(5,000,000)	(5,000,000)	(27,982)	(105,000)	77,018
1M IRS	Deutsche Bank AG (London)	3.625	10/26/2022	(950,000)	(950,000)	(15,486)	(14,297)	(1,189)
1M IRS	JPMorgan Securities, Inc.	3.072	10/31/2022	(930,000)	(930,000)	(14,925)	(14,925)	—
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,000,000)	(2,000,000)	—	(103,884)	103,884
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(44,400,000)	(44,400,000)	(4)	(53,280)	53,276
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(44,400,000)	(44,400,000)	(4)	(91,020)	91,016
1M IRS	MS & Co. Int. PLC	3.090	10/11/2022	(950,000)	(950,000)	(255)	(12,469)	12,214
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(1,670,000)	(1,670,000)	(17)	(38,066)	38,050
1M IRS	UBS AG (London)	2.562	10/17/2022	(950,000)	(950,000)	(660)	(13,722)	13,062

				(115,340,000)	$(115,340,000)	$(82,074)	$(675,220)	$593,146

Puts
1M IRS	Citibank NA	3.076	10/03/2022	(950,000)	(950,000)	(37,709)	(12,255)	(25,454)
1M IRS	Citibank NA	2.538	10/10/2022	(970,000)	(970,000)	(47,418)	(13,588)	(33,830)
1M IRS	Citibank NA	3.270	10/19/2022	(950,000)	(950,000)	(25,506)	(12,435)	(13,070)
1M IRS	Citibank NA	2.723	10/24/2022	(920,000)	(920,000)	(33,762)	(12,685)	(21,077)
1M IRS	Deutsche Bank AG (London)	3.625	10/26/2022	(950,000)	(950,000)	(9,961)	(14,297)	4,337
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(5,040,000)	(5,040,000)	(208,887)	(120,256)	(88,631)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(5,040,000)	(5,040,000)	(135,091)	(75,951)	(59,139)
1M IRS	JPMorgan Securities, Inc.	3.072	10/31/2022	(930,000)	(930,000)	(14,925)	(14,925)	—
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(5,040,000)	(5,040,000)	(161,038)	(69,622)	(91,416)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(5,040,000)	(5,040,000)	(244,547)	(112,345)	(132,203)
1M IRS	MS & Co. Int. PLC	3.090	10/11/2022	(950,000)	(950,000)	(36,896)	(12,469)	(24,428)
1M IRS	UBS AG (London)	2.562	10/17/2022	(950,000)	(950,000)	(45,418)	(13,722)	(31,696)

				(27,730,000)	$(27,730,000)	$(1,001,158)	$(484,550)	$(516,607)

Total written option contracts				(143,070,000)	$(143,070,000)	$(1,083,232)	$(1,159,770)	$76,539

TOTAL				(5,780,000)	$(5,780,000)	$(368,266)	$(214,300)	$(153,965)

The accompanying notes are an integral part of these financial statements.                85

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysia Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTA	—Monthly Treasury Average
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STACR	—Structured Agency Credit Risk
TSFR	—Term Secured Overnight Financing Rate
UMBS	—Uniform Mortgage Backed Securities

86                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:

1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
2Y IRS	—1 Year Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 34	—CDX North America Investment Grade Index 34
CDX.NA.IG Ind 37	—CDX North America Investment Grade Index 37
CDX.NA.IG Ind 38	—CDX North America Investment Grade Index 38
CHFOR	—Swiss Franc Offered Rate
EURO	—Euro Offered Rate
HIBOR	—Hong Kong Interbank Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Funding Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.                87

GOLDMAN SACHS INCOME FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 71.7%

Advertising(a)(b) – 0.1%
CMG Media Corp.
$127,000	8.875%		12/15/27	$97,056

Aerospace & Defense – 1.5%
Howmet Aerospace, Inc.
220,000	5.950		02/01/37	199,164
The Boeing Co.(b)
75,000	4.875		05/01/25	73,169
90,000	5.150		05/01/30	83,339
25,000	3.250		02/01/35	17,668
90,000	5.805		05/01/50	78,318
TransDigm, Inc.(b)
130,000	5.500		11/15/27	112,901
40,000	4.625		01/15/29	32,297
270,000	4.875		05/01/29	217,636
Triumph Group, Inc.
367,000	7.750	(b)	08/15/25	285,974

				1,100,466

Agriculture(c) – 0.1%
MHP Lux SA
200,000	6.950		04/03/26	101,000

Airlines(a) – 0.8%
Allegiant Travel Co.
70,000	7.250	(b)	08/15/27	66,069
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
55,000	5.500		04/20/26	51,687
181,000	5.750		04/20/29	157,960
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
150,100	6.500	(b)	06/20/27	147,015
United Airlines, Inc.
165,000	4.375	(b)	04/15/26	147,218

				569,949

Automotive – 1.3%
Dealer Tire LLC/DT Issuer LLC
374,000	8.000	(a)(b)	02/01/28	330,036
Ford Motor Co.
130,000	4.750		01/15/43	86,440
Ford Motor Credit Co. LLC
235,000	4.950	(b)	05/28/27	210,207
General Motors Co.
175,000	6.125	(b)	10/01/25	175,392
General Motors Financial Co., Inc.
150,000	5.650	(b)	01/17/29	141,975
Real Hero Merger Sub 2, Inc.
40,000	6.250	(a)(b)	02/01/29	28,916

				972,966

Banks – 11.5%
Banco do Brasil SA (10 year CMT + 4.398%)
400,000	6.250	(b)(d)	10/29/49	342,250
Banco Mercantil del Norte SA (10 Year CMT + 5.353%)
400,000	7.625	(d)	12/31/99	355,600
Banco Santander SA
400,000	2.749		12/03/30	283,720

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp.(b)
$275,000	4.183%		11/25/27	$254,801
(3M USD LIBOR + 0.990%)
50,000	2.496	(d)	02/13/31	39,469
(3M USD LIBOR + 1.070%)
375,000	3.970	(d)	03/05/29	338,332
(3M USD LIBOR + 1.190%)
125,000	2.884	(d)	10/22/30	102,601
(3M USD LIBOR + 1.310%)
100,000	4.271	(d)	07/23/29	91,231
(SOFR + 1.530%)
200,000	1.898	(d)	07/23/31	148,980
(SOFR + 2.150%)
275,000	2.592	(d)	04/29/31	218,474
Barclays PLC(b)
250,000	4.337		01/10/28	223,278
(SOFR + 2.714%)
225,000	2.852	(d)	05/07/26	204,437
BBVA Bancomer SA (5 year CMT + 2.650%)
200,000	5.125	(b)(d)	01/18/33	165,038
BNP Paribas SA (SOFR + 1.004%)
200,000	1.323	(a)(b)(d)	01/13/27	169,858
Citigroup, Inc.
125,000	4.300		11/20/26	118,240
475,000	4.125		07/25/28	429,177
(SOFR + 1.422%)
100,000	2.976	(b)(d)	11/05/30	82,166
Credit Suisse Group AG
250,000	4.550		04/17/26	230,242
(5 year CMT + 4.889%)
200,000	5.250	(a)(b)(d)	12/31/99	141,104
Deutsche Bank AG (SOFR + 2.159%)
150,000	2.222	(b)(d)	09/18/24	142,971
Fifth Third Bancorp (SOFR + 2.127%)
100,000	4.772	(b)(d)	07/28/30	93,123
Freedom Mortgage Corp.
315,000	7.625	(a)(b)	05/01/26	235,163
HSBC Holdings PLC (SOFR + 1.538%)
200,000	1.645	(b)(d)	04/18/26	178,042
Itau Unibanco Holding SA (5 year CMT + 3.981%)
200,000	6.125	(b)(d)	12/31/99	182,350
JPMorgan Chase & Co.(b)(d)
(3M USD LIBOR + 0.945%)
375,000	3.509		01/23/29	332,197
(3M USD LIBOR + 1.245%)
500,000	3.960		01/29/27	471,775
(SOFR + 2.515%)
50,000	2.956		05/13/31	39,740
(SOFR + 3.125%)
111,000	4.600		12/31/99	96,558
Macquarie Bank Ltd. (5 year CMT + 1.700%)
200,000	3.052	(a)(b)(d)	03/03/36	147,448
Morgan Stanley(b)(d)
(3M USD LIBOR + 1.628%)
25,000	4.431		01/23/30	23,005
(SOFR + 1.034%)
100,000	1.794		02/13/32	73,114

88                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 1.143%)
$600,000	2.699%		01/22/31	$485,736
(SOFR + 1.610%)
200,000	4.210		04/20/28	187,072
Natwest Group PLC (3M USD LIBOR + 1.762%)
225,000	4.269	(b)(d)	03/22/25	218,664
The Bank of New York Mellon Corp. (SOFR + 1.755%)
15,000	4.596	(b)(d)	07/26/30	14,241
The PNC Financial Services Group, Inc. (5 year CMT + 3.238%)
310,000	6.200	(b)(d)	12/31/99	293,843
Truist Financial Corp. (10 year CMT + 4.349%)
316,000	5.100	(b)(d)	12/31/99	283,408
Turkiye Vakiflar Bankasi TAO
200,000	6.500	(a)	01/08/26	172,663
UBS Group AG (1 year CMT + 1.100%)
200,000	2.746	(a)(b)(d)	02/11/33	148,598
Wells Fargo & Co.
300,000	4.300		07/22/27	280,881
125,000	4.150	(b)	01/24/29	114,995
(SOFR + 2.100%)
155,000	4.897	(b)(d)	07/25/33	142,581
Yapi ve Kredi Bankasi A/S (5 year USD Swap + 11.245%)
200,000	13.875	(a)(b)(d)	12/31/99	205,038

				8,502,204

Beverages(b) – 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
150,000	4.700		02/01/36	135,231
Constellation Brands, Inc.
100,000	3.150		08/01/29	86,064
Keurig Dr Pepper, Inc.
176,000	3.200		05/01/30	150,190

				371,485

Building Materials(b) – 0.8%
Carrier Global Corp.
150,000	2.722		02/15/30	123,805
Cornerstone Building Brands, Inc.
167,000	6.125	(a)	01/15/29	94,206
CP Atlas Buyer, Inc.
300,000	7.000	(a)	12/01/28	223,110
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
25,000	4.900		12/01/32	23,659
Standard Industries, Inc.
150,000	4.375	(a)	07/15/30	114,689

				579,469

Chemicals(b) – 1.7%
ASP Unifrax Holdings, Inc.
60,000	5.250	(a)	09/30/28	46,154
Avient Corp.
115,000	7.125	(a)	08/01/30	106,592
Axalta Coating Systems LLC
250,000	3.375	(a)	02/15/29	195,802

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(b) – (continued)
Ingevity Corp.
	$125,000	3.875	%(a)	11/01/28	$103,381
International Flavors & Fragrances, Inc.
	275,000	2.300	(a)	11/01/30	211,178
Minerals Technologies, Inc.
	210,000	5.000	(a)	07/01/28	183,181
Rayonier AM Products, Inc.
	29,000	7.625	(a)	01/15/26	25,116
The Chemours Co.
	205,000	4.625	(a)	11/15/29	152,485
The Sherwin-Williams Co.
	175,000	2.950		08/15/29	149,874
WR Grace Holdings LLC
	150,000	5.625	(a)	08/15/29	113,255

					1,287,018

Commercial Services – 1.9%
Alarm.com Holdings, Inc.
	15,000	0.000	(e)	01/15/26	12,263
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
	170,000	9.750		07/15/27	139,976
	170,000	6.000	(a)	06/01/29	110,303
APi Group DE, Inc.(a)(b)
	396,000	4.125		07/15/29	315,477
	32,000	4.750		10/15/29	26,204
APX Group, Inc.
	199,000	5.750	(a)(b)	07/15/29	157,503
CoStar Group, Inc.
	75,000	2.800	(a)(b)	07/15/30	59,329
DP World Crescent Ltd.
	200,000	3.750	(b)	01/30/30	179,163
Quanta Services, Inc.
	61,000	2.900	(b)	10/01/30	49,121
Verisure Holding AB
EUR	125,000	3.250	(a)(b)	02/15/27	99,572
Verisure Midholding AB(b)
	125,000	5.250	(a)	02/15/29	90,043
	200,000	5.250		02/15/29	144,069

					1,383,023

Computers(b) – 0.7%
Dell International LLC/EMC Corp.
	$300,000	6.020		06/15/26	301,200
	25,000	5.300		10/01/29	23,291
KBR, Inc.
	71,000	4.750	(a)	09/30/28	61,595
Presidio Holdings, Inc.
	25,000	8.250	(a)	02/01/28	21,556
Unisys Corp.
	80,000	6.875	(a)	11/01/27	62,755
Virtusa Corp.
	62,000	7.125	(a)	12/15/28	46,358

					516,755

Distribution & Wholesale(a)(b) – 0.3%
BCPE Empire Holdings, Inc.
	246,000	7.625		05/01/27	214,249

The accompanying notes are an integral part of these financial statements.                89

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services(b) – 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
$175,000	6.500%		07/15/25	$174,867
AG Issuer LLC
228,000	6.250	(a)	03/01/28	198,832
AG TTMT Escrow Issuer LLC
30,000	8.625	(a)	09/30/27	28,218
Air Lease Corp.
75,000	2.875		01/15/26	67,242
320,000	3.750		06/01/26	292,403
Ally Financial, Inc. (7 year CMT + 3.481%)
295,000	4.700	(d)	12/31/99	210,459
Aviation Capital Group LLC
75,000	1.950	(a)	01/30/26	62,977
Avolon Holdings Funding Ltd.(a)
60,000	3.950		07/01/24	56,816
100,000	2.875		02/15/25	90,544
50,000	4.250		04/15/26	44,973
Global Aircraft Leasing Co. Ltd.(f) (PIK 7.250%, Cash 6.500%)
94,581	6.500	(a)	09/15/24	71,170
LD Holdings Group LLC
215,000	6.500	(a)	11/01/25	128,548
Midcap Financial Issuer Trust
200,000	6.500	(a)	05/01/28	170,648
Nationstar Mortgage Holdings, Inc.
295,000	5.500	(a)	08/15/28	232,174
Navient Corp.
455,000	5.000		03/15/27	375,416
351,000	5.500		03/15/29	267,150
NFP Corp.
662,000	6.875	(a)	08/15/28	516,360
OneMain Finance Corp.
164,000	4.000		09/15/30	114,964
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
105,000	6.375	(a)	02/01/27	98,543
United Wholesale Mortgage LLC(a)
175,000	5.500		11/15/25	152,742
340,000	5.500		04/15/29	258,339
VistaJet Malta Finance PLC/XO Management Holding, Inc.(a)
75,000	7.875		05/01/27	65,828
275,000	6.375		02/01/30	221,842

				3,901,055

Electrical(b) – 1.0%
AES Panama Generation Holdings Srl
400,000	4.375		05/31/30	315,000
American Electric Power Co., Inc.
25,000	2.300		03/01/30	19,968
Pacific Gas & Electric Co.
25,000	2.100		08/01/27	20,266
50,000	2.500		02/01/31	36,404
Pike Corp.
290,000	5.500	(a)	09/01/28	234,929
Vistra Operations Co. LLC(a)
50,000	3.550		07/15/24	47,627
60,000	4.300		07/15/29	51,226

				725,420

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical Components & Equipment(a)(b) – 0.1%
Energizer Holdings, Inc.
	$75,000	6.500%		12/31/27	$66,552

Electronics(a)(b) – 0.3%
Imola Merger Corp.
	245,000	4.750		05/15/29	206,978

Engineering & Construction(b) – 1.4%
Aeropuerto Internacional de Tocumen SA(a)
	210,000	4.000		08/11/41	155,177
	200,000	5.125		08/11/61	142,475
Arcosa, Inc.
	125,000	4.375	(a)	04/15/29	106,210
Cellnex Finance Co. SA
EUR	100,000	1.250		01/15/29	72,741
Global Infrastructure Solutions, Inc.(a)
	$135,000	5.625		06/01/29	100,471
	105,000	7.500		04/15/32	79,872
IHS Netherlands Holdco B.V.
	200,000	8.000		09/18/27	167,403
Mexico City Airport Trust
	400,000	5.500		10/31/46	248,000

					1,072,349

Entertainment – 0.6%
Allen Media LLC/Allen Media Co-Issuer, Inc.
	115,000	10.500	(a)(b)	02/15/28	56,977
Intelsat Jackson Holdings SA
	450,000	5.500	(g)(h)	08/01/23	—
Penn Entertainment, Inc.
	281,000	4.125	(a)(b)	07/01/29	216,393
SeaWorld Parks & Entertainment, Inc.
	190,000	5.250	(a)(b)	08/15/29	158,224

					431,594

Environmental(a)(b) – 0.9%
GFL Environmental, Inc.
	441,000	4.000		08/01/28	367,591
Waste Pro USA, Inc.
	349,000	5.500		02/15/26	308,966

					676,557

Food & Drug Retailing – 1.1%
H-Food Holdings LLC/Hearthside Finance Co., Inc.
	230,000	8.500	(a)(b)	06/01/26	147,651
Kraft Heinz Foods Co.
	205,000	6.875		01/26/39	211,054
	101,000	5.500	(b)	06/01/50	91,148
US Foods, Inc.(a)(b)
	301,000	4.750		02/15/29	257,647
	135,000	4.625		06/01/30	111,970

					819,470

Healthcare Providers & Services(b) – 2.3%
CAB SELAS
EUR	150,000	3.375	(a)	02/01/28	112,315
Chrome Holdco SASU
	200,000	5.000	(a)	05/31/29	148,323

90                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(b) – (continued)
CHS/Community Health Systems, Inc.(a)
	$245,000	5.250%		05/15/30	$170,469
	149,000	4.750		02/15/31	100,195
DaVita, Inc.
	387,000	3.750	(a)	02/15/31	275,815
Laboratoire Eimer Selas
EUR	100,000	5.000	(a)	02/01/29	70,447
LifePoint Health, Inc.
	$260,000	5.375	(a)	01/15/29	182,996
Medline Borrower LP(a)
	260,000	3.875		04/01/29	208,790
	180,000	5.250		10/01/29	135,898
Pediatrix Medical Group, Inc.
	55,000	5.375	(a)	02/15/30	45,842
Stryker Corp.
	50,000	1.950		06/15/30	39,589
Tenet Healthcare Corp.(a)
	96,000	6.125		10/01/28	84,692
	99,000	6.125		06/15/30	91,056

					1,666,427

Home Builders(b) – 0.5%
KB Home
	120,000	7.250		07/15/30	108,959
LGI Homes, Inc.
	315,000	4.000	(a)	07/15/29	233,613

					342,572

Housewares(b) – 0.5%
CD&R Smokey Buyer, Inc.
	110,000	6.750	(a)	07/15/25	100,874
Newell Brands, Inc.
	120,000	5.750		04/01/46	93,886
SWF Escrow Issuer Corp.
	260,000	6.500	(a)	10/01/29	154,084

					348,844

Insurance(b) – 1.2%
Acrisure LLC/Acrisure Finance, Inc.(a)
	60,000	10.125		08/01/26	57,728
	250,000	4.250		02/15/29	197,272
	210,000	6.000		08/01/29	161,020
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	119,000	6.750	(a)	10/15/27	103,122
American International Group, Inc.
	25,000	3.400		06/30/30	21,817
AssuredPartners, Inc.
	70,000	5.625	(a)	01/15/29	54,695
BroadStreet Partners, Inc.
	300,000	5.875	(a)	04/15/29	236,475
Equitable Holdings, Inc.
	60,000	4.350		04/20/28	56,284

					888,413

Internet(b) – 2.8%
Adevinta ASA
EUR	100,000	3.000		11/15/27	84,204

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet(b) – (continued)
Arches Buyer, Inc.
	$77,000	6.125	%(a)	12/01/28	$59,188
Booking Holdings, Inc.
	72,000	4.625		04/13/30	67,792
Endurance International Group Holdings, Inc.
	164,000	6.000	(a)	02/15/29	108,739
Expedia Group, Inc.
	75,000	6.250	(a)	05/01/25	75,458
	167,000	4.625		08/01/27	156,813
	21,000	2.950		03/15/31	16,186
Getty Images, Inc.
	358,000	9.750	(a)	03/01/27	353,607
Match Group Holdings II LLC
	167,000	3.625	(a)	10/01/31	126,113
Meta Platforms, Inc.
	225,000	3.850	(a)	08/15/32	198,245
Prosus NV
	400,000	3.680		01/21/30	302,840
EUR	120,000	2.031	(a)	08/03/32	74,974
Uber Technologies, Inc.
	$426,000	4.500	(a)	08/15/29	358,517
United Group B.V.
EUR	175,000	4.625	(a)	08/15/28	120,889

					2,103,565

Investment Companies(b) – 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$215,000	4.375		02/01/29	173,800
JAB Holdings B.V.
	250,000	2.200	(a)	11/23/30	184,812

					358,612

Iron/Steel(b) – 0.2%
Metinvest B.V.
	200,000	8.500		04/23/26	90,000
Vale Overseas Ltd.
	60,000	3.750		07/08/30	48,337

					138,337

Leisure Time(a)(b) – 0.1%
TUI Cruises GmbH
EUR	125,000	6.500		05/15/26	92,621

Lodging(b) – 0.4%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
	$230,000	5.000	(a)	06/01/29	185,552
Marriott International, Inc.
	100,000	5.000		10/15/27	96,589
Marriott Ownership Resorts, Inc.
	60,000	4.500	(a)	06/15/29	47,638

					329,779

Machinery - Construction & Mining(a)(b) – 0.3%
Vertiv Group Corp.
	244,000	4.125		11/15/28	196,574

The accompanying notes are an integral part of these financial statements.                91

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Machinery-Diversified(b) – 1.3%
Husky III Holding Ltd.(f)
	$30,000	13.000	%(a)	02/15/25	$28,250
Otis Worldwide Corp.
	325,000	2.565		02/15/30	265,870
Titan Acquisition Ltd./Titan Co-Borrower LLC
	401,000	7.750	(a)	04/15/26	319,854
TK Elevator Holdco GmbH
	456,000	7.625	(a)	07/15/28	382,032

					996,006

Media – 5.1%
Altice Financing SA
	200,000	5.000	(a)(b)	01/15/28	154,538
CCO Holdings LLC/CCO Holdings Capital Corp.
	375,000	4.750	(a)(b)	02/01/32	292,635
Charter Communications Operating LLC/Charter Communications Operating Capital(b)
	850,000	4.908		07/23/25	829,464
	225,000	3.750		02/15/28	199,370
Comcast Corp.
	200,000	4.250	(b)	10/15/30	185,284
CSC Holdings LLC
	200,000	5.000	(a)(b)	11/15/31	131,916
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
	485,000	5.875	(a)(b)	08/15/27	419,074
DISH DBS Corp.
	133,000	7.750		07/01/26	101,998
	135,000	5.250	(a)(b)	12/01/26	111,425
	180,000	7.375	(b)	07/01/28	121,082
	200,000	5.125		06/01/29	117,520
Gray Television, Inc.
	245,000	7.000	(a)(b)	05/15/27	230,109
iHeartCommunications, Inc.
	190,000	8.375	(b)	05/01/27	160,009
Scripps Escrow II, Inc.
	130,000	5.375	(a)(b)	01/15/31	98,933
Scripps Escrow, Inc.
	115,000	5.875	(a)(b)	07/15/27	100,050
Sinclair Television Group, Inc.
	110,000	5.125	(a)(b)	02/15/27	91,146
Townsquare Media, Inc.
	210,000	6.875	(a)(b)	02/01/26	192,572
Urban One, Inc.
	185,000	7.375	(a)(b)	02/01/28	157,187
Ziggo Bond Co. B.V.
EUR	100,000	3.375	(a)(b)	02/28/30	68,022

					3,762,334

Mining(b) – 0.5%
AngloGold Ashanti Holdings PLC
	$370,000	3.750		10/01/30	287,628
Glencore Funding LLC
	100,000	1.625	(a)	04/27/26	86,645
Teck Resources Ltd.
	25,000	3.900		07/15/30	21,289

					395,562

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Miscellaneous Manufacturing – 1.3%
General Electric Co.
	$125,000	5.875%		01/14/38	$125,239
(3M USD LIBOR + 3.330%)
	742,000	6.623	(b)(d)	12/31/99	696,293
Hillenbrand, Inc.
	154,000	3.750	(b)	03/01/31	118,387

					939,919

Multi-National(a)(b) – 0.5%
Banque Ouest Africaine de Developpement
EUR	480,000	2.750		01/22/33	345,818

Oil Field Services – 3.4%
Cenovus Energy, Inc.
	$38,000	6.750		11/15/39	37,696
Civitas Resources, Inc.
	105,000	5.000	(a)(b)	10/15/26	95,353
Ecopetrol SA
	240,000	6.875	(b)	04/29/30	201,600
Marathon Petroleum Corp.
	50,000	3.800	(b)	04/01/28	44,766
MEG Energy Corp.
	140,000	5.875	(a)(b)	02/01/29	125,541
Nabors Industries, Inc.(a)(b)
	322,000	9.000		02/01/25	321,024
	85,000	7.375		05/15/27	78,536
Noble Finance Co. (PIK 15.000%, Cash 11.000%)
	36,761	11.000	(b)	02/15/28	40,403
Occidental Petroleum Corp.
	200,000	5.550	(b)	03/15/26	200,496
Range Resources Corp.
	75,000	4.750	(a)(b)	02/15/30	65,040
Southwestern Energy Co.
	115,000	4.750	(b)	02/01/32	96,664
TechnipFMC PLC
	245,000	6.500	(a)(b)	02/01/26	235,131
Transocean Poseidon Ltd.
	70,000	6.875	(a)(b)	02/01/27	63,911
Transocean, Inc.
	479,000	11.500	(a)(b)	01/30/27	444,225
USA Compression Partners LP/USA Compression Finance Corp.
	473,000	6.875	(b)	04/01/26	435,255

					2,485,641

Packaging – 1.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
EUR	239,000	3.000	(b)	09/01/29	166,912
Berry Global, Inc.
	$75,000	1.570	(b)	01/15/26	65,555
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC
	228,000	6.000	(a)(b)	09/15/28	181,643
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
	88,000	4.000	(a)(b)	10/15/27	73,882
Pactiv LLC
	135,000	8.375		04/15/27	121,603

92                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging – (continued)
Sealed Air Corp.
$113,000	6.875	%(a)	07/15/33	$107,987

				717,582

Pharmaceuticals(b) – 1.8%
AbbVie, Inc.
225,000	3.200		11/21/29	197,415
AdaptHealth LLC(a)
65,000	6.125		08/01/28	58,421
120,000	4.625		08/01/29	96,166
80,000	5.125		03/01/30	66,013
Bausch Health Cos., Inc.
175,000	6.125	(a)	02/01/27	121,390
Becton Dickinson & Co.
25,000	2.823		05/20/30	20,953
Cigna Corp.
400,000	2.400		03/15/30	326,536
CVS Health Corp.
100,000	3.250		08/15/29	87,538
100,000	3.750		04/01/30	89,080
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.
359,000	4.875	(a)	06/01/29	256,132
Zoetis, Inc.
50,000	2.000		05/15/30	39,667

				1,359,311

Pipelines(b) – 4.3%
CNX Midstream Partners LP
95,000	4.750	(a)	04/15/30	74,700
CQP Holdco LP/BIP-V Chinook Holdco LLC
360,000	5.500	(a)	06/15/31	304,870
Energy Transfer LP
175,000	5.250		04/15/29	165,058
Global Partners LP/GLP Finance Corp.
345,000	6.875		01/15/29	311,073
Hess Midstream Operations LP
70,000	5.500	(a)	10/15/30	59,991
Howard Midstream Energy Partners LLC
125,000	6.750	(a)	01/15/27	111,639
ITT Holdings LLC
260,000	6.500	(a)	08/01/29	202,517
Kinetik Holdings LP
175,000	5.875	(a)	06/15/30	160,158
MPLX LP
135,000	4.000		03/15/28	123,181
75,000	2.650		08/15/30	58,959
New Fortress Energy, Inc.
165,000	6.750	(a)	09/15/25	156,242
NGL Energy Operating LLC/NGL Energy Finance Corp.
260,000	7.500	(a)	02/01/26	231,444
NuStar Logistics LP
185,000	6.375		10/01/30	158,852
ONEOK, Inc.
50,000	6.350		01/15/31	49,061
Plains All American Pipeline LP/PAA Finance Corp.
150,000	3.800		09/15/30	125,724

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(b) – (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	$265,000	5.750%		04/15/25	$217,069
	269,000	8.500	(a)	10/15/26	252,217
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	50,000	6.000	(a)	12/31/30	42,495
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
	160,000	4.875		02/01/31	137,554
	262,000	4.000		01/15/32	216,556

					3,159,360

Real Estate(b) – 0.3%
NE Property B.V.
EUR	200,000	3.375		07/14/27	165,236
Realogy Group LLC/Realogy Co.-Issuer Corp.
	$96,000	5.750	(a)	01/15/29	69,249

					234,485

Real Estate Investment Trust(b) – 0.9%
Agree LP
	25,000	2.900		10/01/30	19,804
Duke Realty LP
	25,000	1.750		07/01/30	19,368
Iron Mountain Information Management Services, Inc.
	245,000	5.000	(a)	07/15/32	189,993
Realty Income Corp.
	50,000	2.850		12/15/32	40,081
Regency Centers LP
	60,000	2.950		09/15/29	49,644
Spirit Realty LP
	60,000	4.000		07/15/29	51,845
Trust Fibra Uno
	200,000	4.869		01/15/30	152,287
WP Carey, Inc.
	75,000	4.250		10/01/26	70,931
	60,000	3.850		07/15/29	52,963
	25,000	2.400		02/01/31	19,207

					666,123

Retailing(b) – 3.4%
1011778 BC ULC/New Red Finance, Inc.
	237,000	4.000	(a)	10/15/30	186,590
Asbury Automotive Group, Inc.(a)
	117,000	4.625		11/15/29	93,490
	65,000	5.000		02/15/32	50,338
Carvana Co.(a)
	90,000	5.500		04/15/27	48,992
	120,000	4.875		09/01/29	58,504
eG Global Finance PLC
EUR	250,000	4.375		02/07/25	210,804
Foundation Building Materials, Inc.
	$95,000	6.000	(a)	03/01/29	70,206
Group 1 Automotive, Inc.
	70,000	4.000	(a)	08/15/28	56,519
GYP Holdings III Corp.
	115,000	4.625	(a)	05/01/29	88,380

The accompanying notes are an integral part of these financial statements.                93

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing(b) – (continued)
Ken Garff Automotive LLC
	$190,000	4.875	%(a)	09/15/28	$154,409
LCM Investments Holdings II LLC
	535,000	4.875	(a)	05/01/29	415,535
Lowe’s Cos., Inc.
	225,000	1.700		10/15/30	169,814
Penske Automotive Group, Inc.
	189,000	3.750		06/15/29	151,516
Sonic Automotive, Inc.(a)
	82,000	4.625		11/15/29	64,405
	95,000	4.875		11/15/31	71,995
Specialty Building Products Holdings LLC/SBP Finance Corp.
	215,000	6.375	(a)	09/30/26	179,557
SRS Distribution, Inc.(a)
	100,000	6.125		07/01/29	80,407
	270,000	6.000		12/01/29	215,117
Tractor Supply Co.
	75,000	1.750		11/01/30	56,193
Yum! Brands, Inc.
	88,000	4.750	(a)	01/15/30	76,847

					2,499,618

Semiconductors(b) – 1.1%
Broadcom, Inc.(a)
	87,000	3.469		04/15/34	65,429
	344,000	3.137		11/15/35	241,189
	400,000	3.187		11/15/36	273,892
NXP B.V./NXP Funding LLC/NXP USA, Inc.
	165,000	3.875		06/18/26	154,080
	100,000	3.400		05/01/30	83,278

					817,868

Software(b) – 2.2%
AthenaHealth Group, Inc.
	370,000	6.500	(a)	02/15/30	292,733
Castle U.S. Holding Corp.
	362,000	9.500	(a)	02/15/28	269,715
Clarivate Science Holdings Corp.(a)
	385,000	3.875		07/01/28	318,222
	204,000	4.875		07/01/29	159,595
Elastic NV
	160,000	4.125	(a)	07/15/29	126,507
Oracle Corp.
	125,000	2.875		03/25/31	98,469
ServiceNow, Inc.
	125,000	1.400		09/01/30	92,094
TeamSystem SpA
EUR	350,000	3.500	(a)	02/15/28	283,994

					1,641,329

Telecommunication Services – 3.2%
Altice France SA(a)(b)
	100,000	2.125		02/15/25	85,784
	$374,000	5.500		10/15/29	281,375
AT&T, Inc.(b)
	75,000	1.650		02/01/28	61,723
	75,000	2.750		06/01/31	60,139

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
$202,000	2.550%		12/01/33	$150,322
175,000	4.900		08/15/37	154,672
25,000	5.150		11/15/46	21,820
25,000	3.650		06/01/51	17,049
25,000	3.500		09/15/53	16,657
Bharti Airtel Ltd.
360,000	3.250	(a)(b)	06/03/31	288,428
Frontier Communications Holdings LLC
83,000	5.000	(a)(b)	05/01/28	71,195
Sprint Capital Corp.
125,000	8.750		03/15/32	144,882
T-Mobile USA, Inc.(b)
150,000	3.750		04/15/27	138,645
250,000	2.050		02/15/28	207,485
167,000	3.875		04/15/30	147,995
Verizon Communications, Inc.
275,000	4.329		09/21/28	258,954
275,000	3.150	(b)	03/22/30	233,519

				2,340,644

Transportation – 0.7%
Cargo Aircraft Management, Inc.
80,000	4.750	(a)(b)	02/01/28	69,003
MV24 Capital B.V.
533,340	6.748		06/01/34	449,179
XPO Logistics, Inc.
2,000	6.250	(a)(b)	05/01/25	2,005

				520,187

TOTAL CORPORATE OBLIGATIONS (Cost $65,713,303)				$52,943,146

Mortgage-Backed Obligations – 15.7%

Collateralized Mortgage Obligations – 1.5%
Interest Only(i) – 0.5%
GNMA REMIC Series 2018-124, Class SN (-1X 1M USD LIBOR + 6.200%)
$160,444	3.186	%(d)	09/20/48	$ 17,219
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR +6.050%)
406,380	3.036	(d)	09/20/49	44,817
GNMA REMIC Series 2019-153, Class EI
515,109	4.000		12/20/49	93,256
GNMA REMIC Series 2020-146, Class KI
657,975	2.500		10/20/50	86,915
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR +6.050%)
200,882	3.036	(d)	02/20/50	22,247
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR +6.050%)
299,757	3.036	(d)	04/20/50	33,366
GNMA REMIC Series 2020-61, Class GI
169,461	5.000		05/20/50	31,101

94                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(i) – (continued)
GNMA REMIC Series 2020-7, Class GI
$74,053	4.000%	01/20/50	$12,244

			341,165

Sequential Floating Rate(a)(d) – 1.0%
Connecticut Avenue Securities Trust Series 2022-R05, Class 2B1 (1M SOFR + 4.500%)
95,000	6.781	04/25/42	90,624
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1M SOFR + 3.000%)
85,000	5.281	04/25/42	78,449
Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 (1M SOFR + 3.600%)
30,000	5.905	07/25/42	28,205
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2 (1M SOFR + 1.800%)
37,101	4.081	01/25/51	35,813
FHLMC STACR REMIC Trust Series 2021-DNA3, Class M2 (1M SOFR + 2.100%)
100,000	4.381	10/25/33	94,597
FHLMC STACR REMIC Trust Series 2022-DNA4, Class M1A (1M SOFR + 2.200%)
157,765	4.481	05/25/42	156,774
FHLMC STACR Trust 2019-DNA4 Series 19-DNA4, Class B1 (1M USD LIBOR + 2.700%)
180,000	5.784	10/25/49	170,958
FHLMC Structured Agency Credit Risk Debt Notes Series 22-HQA2, Class M1B (1M SOFR + 4.000%)
100,000	6.281	07/25/42	95,705

			751,125

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			1,092,290

Commercial Mortgage-Backed Securities(a)(d) – 0.2%
Sequential Floating Rate – 0.2%
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A (1M TSFR + 2.186%)
$150,000	5.031%	05/15/37	$149,010

Federal Agencies – 14.0%
FNMA – 1.3%
$1,000,000	4.500%	TBA-30yr	$951,406

GNMA(j) – 10.4%
1,000,000	4.000	TBA-30yr	932,883
4,000,000	4.500	TBA-30yr	3,823,774
3,000,000	5.000	TBA-30yr	2,931,402

			7,688,059

UMBS, 30 Year, Single Family(j) – 2.3%
2,000,000	2.500	TBA-30yr	1,678,281

TOTAL FEDERAL AGENCIES			$10,317,746

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $11,752,582)			$11,559,046

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – 9.2%

Aerospace & Defense – 0.5%
ADS Tactical, Inc. (1M USD LIBOR + 5.750%)
	$371,171	8.802%		03/19/26	$338,927

Automotive – 0.8%
First Brands Group LLC (3M USD LIBOR + 8.500%)
	250,000	11.871	(d)	03/30/28	238,125
First Brands Group, LLC (3M SOFR + 5.000%)
	332,613	8.368		03/30/27	318,976

					557,101

Automotive - Parts – 0.3%
Holley Purchaser, Inc. (1M USD LIBOR + 3.750%)
	232,446	7.424		11/17/28	210,801

Building & Construction Materials – 0.3%
Energize HoldCo LLC
(1M LIBOR + 6.750%)
	174,125	6.865		12/08/28	162,227
(1M USD LIBOR + 6.750%)
	75,000	9.865		12/07/29	70,125
KKR Apple Bidco LLC (1M USD LIBOR + 5.750%)
	25,000	8.830	(d)	09/23/29	23,833

					256,185

Building Materials – 0.7%
Chamberlain Group Inc (1M USD LIBOR + 3.500%)
	347,375	6.615	(d)	11/03/28	314,809
Icebox Holdco III, Inc.
(3M USD LIBOR + 3.750%)
	144,275	7.424		12/22/28	134,897
(3M USD LIBOR + 6.750%)
	50,000	10.424		12/21/29	46,250

					495,956

Capital Goods - Others – 0.3%
Engineered Machinery Holdings, Inc.
(3M EUR EURIBOR + 3.750%)
EUR	74,250	4.943		05/21/28	65,431
(3M USD LIBOR + 3.750%)
	$188,190	7.424		05/19/28	180,663

					246,094

Chemicals(d) – 0.2%
Trident TPI Holdings, Inc.
(3M USD LIBOR + 4.000%)
	151,728	7.674		09/15/28	143,459
(3M USD LIBOR + 4.000%)
	13,529	7.674		09/15/28	12,791

					156,250

Commercial Services – 0.2%
Vaco Holdings LLC (1M SOFR + 5.000%)
	124,063	8.703		01/21/29	120,031

Diversified Financial Services – 1.2%
DRW Holdings, LLC (1M USD LIBOR + 3.750%)
	371,250	6.865		03/01/28	356,979
Edelman Financial Center LLC (1M USD LIBOR + 3.500%)
	370,312	6.615	(d)	04/07/28	338,991

The accompanying notes are an integral part of these financial statements.                95

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)

Diversified Financial Services – (continued)
Syncapay, Inc. (3M USD LIBOR + 6.500%)
$215,083	10.174	%(d)	12/10/27	$207,220

				903,190

Diversified Manufacturing – 0.3%
Apex Tool Group, LLC (1M USD SOFR + 5.250%)
224,438	8.098		02/08/29	197,786

Food & Beverages – 0.1%
Sigma Bidco B.V. (3M USD LIBOR + 3.000%)
49,870	5.899		07/02/25	42,781

Home Construction(d) – 0.3%
Packers Holdings LLC (1M USD LIBOR + 3.250%)
246,362	6.006		12/10/22	225,577

Leisure Time – 0.2%
Arcis Golf LLC (1M USD LIBOR + 4.250%)
174,125	7.365		11/24/28	168,901

Machinery(d) – 0.0%
Clark Equipment Company (3M USD SOFR + 2.500%)
24,875	6.153		04/20/29	24,284

Media - Cable – 0.3%
DirecTV Financing, LLC (1M USD LIBOR + 5.000%)
204,750	8.115		08/02/27	190,239

Metals & Mining(d) – 0.2%
Grinding Media, Inc. (3M USD LIBOR + 4.000%)
198,000	7.144		06/03/23	176,220

Packaging – 0.3%
LABL, Inc. (1M USD LIBOR + 5.000%)
148,875	8.115		10/29/28	133,872
Pretium PKG Holdings, Inc. (3M USD LIBOR + 4.000%)
99,250	6.293	(d)	06/10/22	88,630

				222,502

Pipelines – 0.1%
Centurion Pipeline Co. LLC (1M USD LIBOR + 4.000%)
86,506	7.115		09/28/25	84,776

Retailers – 0.6%
New Era Cap Co., Inc. (3M USD LIBOR + 6.000%)
170,625	8.455		07/13/27	162,094
TruGreen LP (1M USD LIBOR + 8.500%)
310,000	11.615	(d)	11/02/28	272,800

				434,894

Retailing – 0.2%
RC Buyer, Inc.
(3M USD LIBOR + 3.500%)
148,125	7.174		07/28/28	138,497
(3M USD LIBOR + 6.500%)
50,000	10.174		07/30/29	47,312

				185,809

Technology - Software – 0.3%
Syndigo LLC (1M USD LIBOR + 4.500%)
221,625	7.318		12/15/27	199,463

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)

Technology - Software/Services – 1.2%
DCert Buyer, Inc. (1M USD LIBOR + 4.000%)
	$325,000	9.903%		02/19/29	$301,925
Epicor Software Corp. (1M USD LIBOR + 7.750%)
	50,000	10.865	(d)	07/31/28	48,600
Loyalty Ventures Inc (1M USD LIBOR + 4.500%)
	212,344	7.615		11/03/27	63,703
Syndigo LLC (1M USD LIBOR + 8.000%)
	160,000	10.510	(d)	12/15/28	139,200
Virtusa Corp. (1M USD LIBOR + 3.750%)
	374,300	6.865		02/11/28	349,813

					903,241

Telecommunications – 0.4%
Intelsat Jackson Holdings S.A. (1M SOFR + 4.250%)
	336,587	7.445		02/01/29	315,130

Transportation Services – 0.2%
LaserShip, Inc. (6M USD LIBOR + 4.500%)
	198,000	7.377		05/07/28	166,197

TOTAL BANK LOANS
(Cost $7,496,161)					$6,822,335

Sovereign Debt Obligations – 7.4%

Euro – 1.8%
Benin Government International Bond
EUR	260,000	4.875	%(a)	01/19/32	$172,636
Republic Of Cameroon
	220,000	5.950	(a)	07/07/32	141,400
Republic of Egypt
	200,000	4.750		04/16/26	138,187
	200,000	5.625		04/16/30	113,196
Republic of Indonesia
	100,000	1.100		03/12/33	66,570
Republic of Ivory Coast
	500,000	4.875	(a)	01/30/32	327,337
Republic of Romania
	290,000	2.875		03/11/29	217,122
	30,000	2.625	(a)	12/02/40	14,964
Republic of Senegal
	200,000	5.375	(a)	06/08/37	118,586

					1,309,998

United States Dollar – 5.6%
Dominican Republic
	$200,000	5.950		01/25/27	185,475
	240,000	4.875	(a)	09/23/32	179,070
Finance Department Government of Sharjah
	200,000	4.000	(a)	07/28/50	116,600
Kingdom of Bahrain
	200,000	7.375	(a)	05/14/30	189,662
Morocco Government International Bond
	310,000	3.000	(a)	12/15/32	216,089
National Bank of Uzbekistan
	260,000	4.850		10/21/25	229,417
Republic of Abu Dhabi
	200,000	3.875	(a)	04/16/50	161,287

96                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Republic of Angola
$200,000	8.250	%(a)	05/09/28	$157,500
Republic of Argentina(b)
13,920	1.000		07/09/29	2,666
455,900	0.500	(l)	07/09/30	91,180
Republic of Colombia
200,000	4.125	(b)	05/15/51	106,725
Republic of Ecuador(a)
34,036	0.000	(e)	07/31/30	9,824
40,000	5.500	(b)(l)	07/31/30	18,758
46,400	1.500	(b)	07/31/40	13,494
Republic of Egypt
200,000	8.875	(a)	05/29/50	110,500
Republic of Gabon
200,000	7.000	(a)(b)	11/24/31	130,662
Republic of Lebanon(c)
10,000	8.250		05/17/34	577
10,000	6.750		11/29/27	568
10,000	6.200		02/26/25	568
20,000	6.850		05/25/29	1,135
110,000	6.650		02/26/30	6,208
Republic of Nigeria
400,000	7.625		11/21/25	341,500
Republic of Peru
400,000	2.783	(b)	01/23/31	316,700
Republic of Turkey
200,000	6.125		10/24/28	158,750
200,000	7.625		04/26/29	170,000
200,000	6.500		09/20/33	144,000
200,000	4.875		04/16/43	112,500
Republic of Uzbekistan
200,000	3.700	(a)	11/25/30	142,100
Russian Federation Bond
200,000	4.750	(c)	05/27/26	96,000
Ukraine Government Bond
190,000	7.750		09/01/25	44,175
200,000	7.750		09/01/26	40,000
200,000	7.750		09/01/28	41,000
United Mexican States(b)
200,000	2.659		05/24/31	153,400
603,000	3.500		02/12/34	457,375

				4,145,465

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $8,683,178)				$5,455,463

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a)(d) – 5.3%

Collateralized Loan Obligations – 5.3%
Bain Capital Credit CLO Series 2019-1A, Class DR (3M USD LIBOR + 3.450%)
$175,000	6.188%		04/19/34	$156,498
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
200,000	6.792		01/15/32	177,731

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(d) – (continued)

Collateralized Loan Obligations – (continued)
Cedar Funding XII CLO Ltd. Series 2020-12A, Class DR (3M USD LIBOR + 3.150%)
$600,000	5.933%	10/25/34	$515,996
Madison Park Funding XXI Ltd. Series 2016-21A, Class C1RR (3M USD LIBOR + 3.250%)
600,000	5.762	10/15/32	542,270
Neuberger Berman Loan Advisers CLO 31, Ltd. Series 2019-31A, Class DR (3M USD LIBOR + 3.250%)
600,000	5.960	04/20/31	541,198
Neuberger Berman Loan Advisers CLO Ltd. Series 2022-49A, Class D (3M TSFR LIBOR + 3.400%)
650,000	4.701	07/25/34	592,623
OCP CLO Ltd. Series 2022-24A, Class D (3M TSFR LIBOR + 3.800%)
700,000	5.461	07/20/35	630,414
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
600,000	6.460	04/18/36	529,742
Tikehau US CLO I Ltd. Series 2021-1A, Class E (3M USD LIBOR + 6.910%)
300,000	9.650	01/18/35	240,947

			3,927,419

TOTAL ASSET-BACKED SECURITIES
(Cost $4,404,000)			$3,927,419

Shares	Description		Value

Common Stocks – 0.3%

Communications Equipment – 0.2%
4,207	Intelsat Emergence SA		$109,382

Oil, Gas & Consumable Fuels – 0.1%
6,420	Summit Midstream Partners LP		96,428

TOTAL COMMON STOCKS
(Cost $357,099)			$205,810

Units	Expiration Date		Value

Rights – 0.0%

Communications Equipment – 0.0%
Intelsat Jackson Holdings SA
440	12/05/25		$1,815
440	12/05/25		1,815

TOTAL RIGHTS
(Cost $—)			$3,630

The accompanying notes are an integral part of these financial statements.                97

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 1.5%

United States Treasury Notes
$1,110,000	4.125%	09/30/27	$1,113,816
(Cost $1,104,898)

TOTAL INVESTMENTS – 111.1%
(Cost $99,511,221)			$82,030,665

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.1)%			(8,190,860)

NET ASSETS – 100.0%			$73,839,805

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c)	Security is currently in default and/or non-income producing.
(d)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(e)	Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.
(f)	Pay-in-kind securities.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(j)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $10,317,746 which represents approximately 14.0% of net assets as of September 30, 2022.

(k)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2022.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Icebox Holdco III, Inc. (NR/B2), due 12/22/28	$30,000	$28,050	$(1,950)
Trident TPI Holdings, Inc. (B-/B2), due 09/15/28	8,087	7,646	(441)

TOTAL	$38,087	$35,696	$(2,391)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD 4,608,209	EUR 4,519,886	10/11/22	$175,112

98                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	EUR 213,175	USD 221,153	10/11/22	$(12,070)

FORWARD SALES CONTRACTS — At September 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	5.000%	TBA-30yr	10/13/22	$(3,000,000)	$(2,918,906)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	10/13/22	(1,000,000)	(950,273)

(PROCEEDS RECEIVABLE: $(3,943,164))					$(3,869,179)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	42	12/30/22	$8,626,406	$(111,045)
5 Year U.S. Treasury Notes	33	12/30/22	3,547,758	(102,671)

Total				$(213,716)

Short position contracts:
10 Year U.S. Treasury Notes	(48)	12/20/22	(5,545,969)	166,536
20 Year U.S. Treasury Bonds	(16)	12/20/22	(2,022,500)	133,842
Ultra Long U.S. Treasury Bonds	(10)	12/20/22	(1,370,000)	52,489

Total				$ 352,867

TOTAL FUTURES CONTRACTS				$ 139,151

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.500%	6M EURO	12/21/25	EUR 540	$23,506	$17,488	$6,018
1.500	6M EURO	12/21/26	160	9,224	6,567	2,657
1.500	6M EURO	12/21/27	530	38,164	26,448	11,716
1.750	6M EURO	12/21/29	1,280	107,535	65,258	42,277

The accompanying notes are an integral part of these financial statements.                99

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.000%	6M EURO	12/21/32	EUR 710	$ 69,509	$ 36,237	$33,272

TOTAL				$247,938	$151,998	$95,940

(a)	Payments made annually.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Transocean, Inc., 8.000%, 02/01/2027	(1.000)%	3.955%	12/20/22	$60	$ 375	$ 1,081	$ (706)
Protection Sold:
CDX.NA.HY Index 34	5.000	4.867	06/20/25	46	214	(982)	1,196
CDX.NA.IG Index 33	1.000	0.890	12/20/24	1,950	5,119	19,759	(14,640)
CDX.NA.IG Index 34	1.000	0.975	06/20/25	15,350	14,407	103,528	(89,121)

TOTAL					$20,115	$123,386	$(103,271)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR —Euro
USD —U.S. Dollar

100                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STACR	—Structured Agency Credit Risk
TSFR	—Term Secured Overnight Financing Rate
UMBS	—Uniform Mortgage Backed Securities
WR	—Withdrawn Rating

Abbreviations:
CDX.NA.HY Index 34	—CDX North America High Yield Index 34
CDX.NA.IG Ind 33	—CDX North America Investment Grade Index 33
CDX.NA.IG Ind 34	—CDX North America Investment Grade Index 34
EURO	—Euro Offered Rate

The accompanying notes are an integral part of these financial statements.                101

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – 47.9%

Advertising(a) – 0.8%
CMG Media Corp. (CCC+/Caa1)
$112,000	8.875	%(b)	12/15/27	$85,593
Lamar Media Corp. (BB/Ba3)
199,000	3.625		01/15/31	158,149
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)
54,000	4.250	(b)	01/15/29	42,390
317,000	4.625	(b)	03/15/30	247,273

				533,405

Aerospace & Defense(a) – 1.5%
Spirit AeroSystems, Inc. (CCC+/Caa1)
383,000	4.600		06/15/28	276,691
TransDigm UK Holdings PLC (B-/B3)
225,000	6.875		05/15/26	214,002
TransDigm, Inc. (B-/B3)
370,000	4.625		01/15/29	298,745
108,000	4.875		05/01/29	87,055
Triumph Group, Inc. (CCC-/Caa3)
232,000	7.750		08/15/25	180,779

				1,057,272

Banks(a)(b) – 0.2%
Freedom Mortgage Corp. (B/B2)
156,000	6.625		01/15/27	111,304

Building Materials(a)(b) – 0.8%
Builders FirstSource, Inc. (BB-/Ba2)
331,000	4.250		02/01/32	254,205
CP Atlas Buyer, Inc. (CCC/Caa2)
153,000	7.000		12/01/28	113,786
Standard Industries, Inc. (BB/B1)
109,000	5.000		02/15/27	96,431
110,000	4.375		07/15/30	84,105

				548,527

Chemicals(a)(b) – 1.9%
Ashland LLC (BB+/Ba1)
178,000	3.375		09/01/31	137,647
Avient Corp. (BB-/Ba3)
115,000	7.125		08/01/30	106,592
Axalta Coating Systems LLC (BB-/B1)
160,000	3.375		02/15/29	125,314
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)
183,000	4.750		06/15/27	163,644
Diamond BC BV (B/Caa1)
38,000	4.625		10/01/29	26,977
Element Solutions, Inc. (BB/B1)
161,000	3.875		09/01/28	129,661
Ingevity Corp. (NR/Ba3)
285,000	3.875		11/01/28	235,709
The Chemours Co. (BB/B1)
176,000	5.750		11/15/28	143,898
253,000	4.625		11/15/29	188,189

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)

Chemicals(a)(b) – (continued)
WR Grace Holdings LLC (CCC+/B3)
$66,000	5.625%		08/15/29	$49,832

				1,307,463

Commercial Services(a)(b) – 2.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC+/Caa1)
95,000	6.000		06/01/29	61,640
APi Group DE, Inc. (B/B1)
474,000	4.125		07/15/29	377,617
28,000	4.750		10/15/29	22,929
APX Group, Inc. (CCC/Caa1)
171,000	5.750		07/15/29	135,341
Metis Merger Sub LLC (CCC/Caa2)
49,000	6.500		05/15/29	38,240
MPH Acquisition Holdings LLC (B-/B3)
149,000	5.750		11/01/28	112,183
Nielsen Finance LLC/Nielsen Finance Co. (BB/B2)
260,000	5.625		10/01/28	258,479
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (NR/Ba3)
195,000	4.625		11/01/26	177,707
The Nielsen Co. Luxembourg S.a.r.l. (BB/B2)
297,000	5.000		02/01/25	292,753

				1,476,889

Computers(a)(b) – 0.6%
Booz Allen Hamilton, Inc. (BB-/Baa3)
254,000	3.875		09/01/28	218,326
45,000	4.000		07/01/29	38,585
Science Applications International Corp. (BB-/B1)
154,000	4.875		04/01/28	137,949
Virtusa Corp.(CCC+/Caa2)
47,000	7.125		12/15/28	35,142

				430,002

Distribution & Wholesale(a)(b) – 0.8%
American Builders & Contractors Supply Co., Inc. (B+/B1)
171,000	3.875		11/15/29	134,317
BCPE Empire Holdings, Inc. (CCC/Caa2)
335,000	7.625		05/01/27	291,762
H&E Equipment Services, Inc. (BB-/B2)
196,000	3.875		12/15/28	155,618

				581,697

Diversified Financial Services(a) – 3.1%
Castlelake Aviation Finance DAC (B+/B2)
130,000	5.000	(b)	04/15/27	110,865
Coinbase Global, Inc. (BB/Ba2)
406,000	3.375	(b)	10/01/28	254,225
Global Aircraft Leasing Co. Ltd. (NR/B1)(c) (PIK 7.250%, Cash 6.500%)
117,074	6.500	(b)	09/15/24	88,096
Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/B1)
200,000	5.000	(b)	08/15/28	147,458

102                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)

Diversified Financial Services(a) – (continued)
LD Holdings Group LLC (CCC+/Caa1)
$121,000	6.500	%(b)	11/01/25	$72,346
Nationstar Mortgage Holdings, Inc. (B+/B1)
54,000	5.125	(b)	12/15/30	39,145
Navient Corp. (B+/Ba3)
249,000	4.875		03/15/28	190,497
248,000	5.500		03/15/29	188,755
NFP Corp. (CCC+/Caa2)
254,000	6.875	(b)	08/15/28	198,120
PennyMac Financial Services, Inc. (BB-/Ba3)
215,000	5.750	(b)	09/15/31	155,114
United Wholesale Mortgage LLC (NR/Ba3)
136,000	5.500	(b)	11/15/25	118,702
153,000	5.500	(b)	04/15/29	116,252
VistaJet Malta Finance PLC/XO Management Holding, Inc. (B-/Caa1)
277,000	7.875	(b)	05/01/27	243,126
264,000	6.375	(b)	02/01/30	212,969

				2,135,670

Electrical(a)(b) – 0.8%
Clearway Energy Operating LLC (BB/Ba2)
137,000	4.750		03/15/28	122,342
NRG Energy, Inc. (BB+/Ba2)
57,000	3.375		02/15/29	46,204
146,000	3.625		02/15/31	113,992
Pike Corp. (CCC+/B3)
341,000	5.500		09/01/28	276,244

				558,782

Electrical Components & Equipment(a)(b) – 0.7%
Energizer Holdings, Inc. (B/B2)
59,000	6.500		12/31/27	52,354
268,000	4.375		03/31/29	200,287
WESCO Distribution, Inc. (BB/Ba3)
202,000	7.250		06/15/28	198,811

				451,452

Electronics(a)(b) – 0.3%
Atkore, Inc. (BB/Ba2)
123,000	4.250		06/01/31	98,382
Coherent Corp. (B+/B2)
103,000	5.000		12/15/29	85,331

				183,713

Engineering & Construction(a) – 1.0%
AECOM (BB-/Ba3)
329,000	5.125		03/15/27	307,644
Global Infrastructure Solutions, Inc. (BB-/B1)
290,000	5.625	(b)	06/01/29	215,827
200,000	7.500	(b)	04/15/32	152,136

				675,607

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)

Entertainment(a)(b) – 0.4%
Boyne USA, Inc. (B/B1)
$134,000	4.750%		05/15/29	$112,494
Caesars Entertainment, Inc. (CCC+/Caa1)
103,000	4.625		10/15/29	79,015
SeaWorld Parks & Entertainment, Inc. (B-/B3)
129,000	5.250		08/15/29	107,426

				298,935

Environmental(a)(b) – 0.3%
GFL Environmental, Inc. (B-/B3)
136,000	4.375		08/15/29	113,356
Stericycle, Inc. (BB-/NR)
152,000	3.875		01/15/29	125,835

				239,191

Food & Drug Retailing(a)(b) – 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertson’s LLC (BB/Ba3)
219,000	3.500		03/15/29	176,843
Performance Food Group, Inc. (BB-/B2)
107,000	4.250		08/01/29	89,086
Post Holdings, Inc. (B+/B2)
58,000	5.500		12/15/29	50,194
US Foods, Inc. (B+/B3)
197,000	4.750		02/15/29	168,626
98,000	4.625		06/01/30	81,282

				566,031

Forest Products&Paper(a)(b) – 0.3%
Clearwater Paper Corp. (BB-/Ba3)
159,000	4.750		08/15/28	139,518
Glatfelter Corp. (B/B2)
132,000	4.750		11/15/29	75,637

				215,155

Healthcare Providers & Services(a) – 1.8%
Catalent Pharma Solutions, Inc. (BB-/B1)
192,000	3.500	(b)	04/01/30	151,102
Charles River Laboratories International, Inc. (BB/Ba2)
265,000	4.000	(b)	03/15/31	215,646
DaVita, Inc. (B+/B1)
219,000	3.750	(b)	02/15/31	156,081
Encompass Health Corp. (B+/B1)
203,000	4.500		02/01/28	175,047
HCA, Inc. (BBB-/Baa3)
399,000	3.500		09/01/30	329,706
Medline Borrower LP (B-/Caa1)
234,000	5.250	(b)	10/01/29	176,668
Surgery Center Holdings, Inc. (CCC/Caa2)
47,000	6.750	(b)	07/01/25	43,732

				1,247,982

Home Builders(a) – 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co. (B+/B1)
93,000	4.625	(b)	04/01/30	66,618

The accompanying notes are an integral part of these financial statements.                103

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)

Home Builders(a) – (continued)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (B+/B2)
$205,000	4.875	%(b)	02/15/30	$152,042
Century Communities, Inc. (BB-/Ba2)
243,000	3.875	(b)	08/15/29	186,483
KB Home (BB/Ba2)
95,000	7.250		07/15/30	86,259
LGI Homes, Inc. (BB-/Ba2)
124,000	4.000	(b)	07/15/29	91,962
Tri Pointe Homes, Inc. (BB-/Ba2)
164,000	5.250		06/01/27	141,742
39,000	5.700		06/15/28	33,204

				758,310

Household Products(a)(b) – 0.4%
Spectrum Brands, Inc. (B/B2)
358,000	3.875		03/15/31	243,884

Housewares(a) – 0.2%
The Scotts Miracle-Gro Co. (B/Ba3)
157,000	4.375		02/01/32	111,586

Insurance(a)(b) – 0.4%
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
98,000	6.000		08/01/29	75,142
AssuredPartners, Inc. (CCC+/Caa2)
24,000	5.625		01/15/29	18,753
HUB International Ltd. (CCC+/Caa2)
183,000	7.000		05/01/26	173,654

				267,549

Internet(a)(b) – 2.9%
Arches Buyer, Inc. (CCC+/Caa1)
30,000	6.125		12/01/28	23,060
Endurance International Group Holdings, Inc. (CCC+/Caa2)
109,000	6.000		02/15/29	72,271
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
277,000	3.500		03/01/29	226,409
GrubHub Holdings, Inc. (B-/B3)
688,000	5.500		07/01/27	476,289
Match Group Holdings II LLC (BB/Ba3)
133,000	5.000		12/15/27	118,705
270,000	4.625		06/01/28	236,012
663,000	4.125		08/01/30	543,733
Uber Technologies, Inc. (B-/B2)
154,000	6.250		01/15/28	143,220
161,000	4.500		08/15/29	135,496

				1,975,195

Leisure Time(a)(b) – 0.7%
MajorDrive Holdings IV LLC (CCC+/Caa2)
99,000	6.375		06/01/29	68,629
NCL Corp. Ltd. (B-/Caa1)
78,000	3.625		12/15/24	66,278
18,000	5.875		03/15/26	13,805

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)

Leisure Time(a)(b) – (continued)
NCL Finance Ltd. (B-/Caa1)
$121,000	6.125%		03/15/28	$85,543
Royal Caribbean Cruises Ltd. (B/B3)
173,000	4.250		07/01/26	127,719
160,000	5.500		04/01/28	112,477

				474,451

Lodging(a)(b) – 0.6%
Boyd Gaming Corp. (BB-/B3)
144,000	4.750		06/15/31	116,591
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B/B2)
153,000	5.000		06/01/29	123,433
216,000	4.875		07/01/31	165,009

				405,033

Machinery-Diversified(a)(b) – 0.5%
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
471,000	7.750		04/15/26	375,688

Media – 5.6%
Cable One, Inc. (BB-/B2)
286,000	4.000	(a)(b)	11/15/30	222,648
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
729,000	4.750	(a)(b)	03/01/30	590,599
239,000	4.250		02/01/31	184,895
361,000	4.250	(a)(b)	01/15/34	260,678
CSC Holdings LLC (B/B3)
303,000	5.750	(a)(b)	01/15/30	215,469
369,000	4.625	(a)(b)	12/01/30	250,924
DISH DBS Corp. (B/B3)
408,000	7.375	(a)	07/01/28	274,454
584,000	5.125		06/01/29	343,158
GCI LLC(B/B3)
212,000	4.750	(a)(b)	10/15/28	176,280
Gray Television, Inc. (B/B3)
304,000	4.750	(a)(b)	10/15/30	228,061
iHeartCommunications, Inc. (B-/Caa1)
175,370	8.375	(a)	05/01/27	147,688
Nexstar Media, Inc. (B+/B2)
296,000	4.750	(a)(b)	11/01/28	251,618
Sirius XM Radio, Inc. (BB/Ba3)(a)(b)
59,000	3.125		09/01/26	51,821
94,000	4.000		07/15/28	80,064
130,000	5.500		07/01/29	117,105
224,000	4.125		07/01/30	182,739
175,000	3.875		09/01/31	136,036
Ziggo Bond Co. B.V. (B-/B3)
200,000	5.125	(a)(b)	02/28/30	143,290

				3,857,527

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co of America, Inc. (B+/B2)
191,000	4.375		10/15/29	161,063

104                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)

Miscellaneous Manufacturing(a) – 0.6%
Hillenbrand, Inc. (BB+/Ba1)
$560,000	3.750%		03/01/31	$430,500

Oil Field Services(a) – 3.4%
Archrock Partners LP/Archrock Partners Finance Corp. (B+/B2)
177,000	6.250	(b)	04/01/28	155,769
California Resources Corp. (BB-/B2)
183,000	7.125	(b)	02/01/26	172,104
Callon Petroleum Co. (B+/B3)
84,000	7.500	(b)	06/15/30	73,597
CNX Resources Corp. (BB/B1)
90,000	6.000	(b)	01/15/29	82,700
102,000	7.375	(b)	01/15/31	99,933
CrownRock LP/CrownRock Finance, Inc. (BB-/B1)
97,000	5.000	(b)	05/01/29	86,036
MEG Energy Corp. (BB-/B2)
87,000	5.875	(b)	02/01/29	78,015
Nabors Industries, Inc. (B/B3)
163,000	7.375	(b)	05/15/27	150,604
Nabors Industries, Ltd. (CCC/Caa1)
374,000	7.500	(b)	01/15/28	306,590
Range Resources Corp. (BB/Ba3)
54,000	4.750	(b)	02/15/30	46,829
Southwestern Energy Co. (BB+/NR)
255,000	5.375		02/01/29	231,660
Southwestern Energy Co. (BB+/Ba2)
155,000	5.375		03/15/30	139,312
74,000	4.750		02/01/32	62,201
Sunoco LP/Sunoco Finance Corp. (BB/Ba3)
215,000	4.500		04/30/30	176,408
TechnipFMC PLC (BB+/Ba1)
207,000	6.500	(b)	02/01/26	198,662
Transocean, Inc. (CCC/Caa3)
317,000	11.500	(b)	01/30/27	293,986

				2,354,406

Packaging – 1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B-/Caa1)
725,000	5.250	(a)(b)	08/15/27	451,218
Pactiv LLC (B-/Caa1)
87,000	8.375		04/15/27	78,366
Trident TPI Holdings, Inc. (CCC+/Caa2)
286,000	9.250	(a)(b)	08/01/24	262,102

				791,686

Pharmaceuticals(a)(b) – 1.1%
AdaptHealth LLC (B/B1)
97,000	6.125		08/01/28	87,183
45,000	4.625		08/01/29	36,062
56,000	5.125		03/01/30	46,209
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)
282,000	4.875		06/01/29	201,196
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)
200,000	5.125		04/30/31	164,048

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)

Pharmaceuticals(a)(b) – (continued)
Prestige Brands, Inc. (BB-/B2)
$109,000	5.125%		01/15/28	$98,371
120,000	3.750		04/01/31	93,227

				726,296

Pipelines(a) – 2.7%
Cheniere Energy Partners LP (BB+/Ba1)
365,000	4.500		10/01/29	322,273
Cheniere Energy, Inc. (BB+/Ba1)
213,000	4.625		10/15/28	195,353
DT Midstream, Inc. (BB+/Ba2)
239,000	4.375	(b)	06/15/31	197,084
EQM Midstream Partners LP (BB-/Ba3)
183,000	7.500	(b)	06/01/27	174,811
Global Partners LP/GLP Finance Corp. (B+/B2)
137,000	6.875		01/15/29	123,527
Hess Midstream Operations LP (BB+/Ba2)
81,000	4.250	(b)	02/15/30	65,651
55,000	5.500	(b)	10/15/30	47,136
Howard Midstream Energy Partners LLC (B/B3)
86,000	6.750	(b)	01/15/27	76,808
Kinetik Holdings LP(BB+/Ba1)
257,000	5.875	(b)	06/15/30	235,204
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)
121,000	6.000	(b)	12/31/30	102,837
245,000	6.000	(b)	09/01/31	207,081
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BBB-/Baa3)
170,000	4.875		02/01/31	146,151

				1,893,916

Real Estate(a)(b) – 0.1%
The Howard Hughes Corp. (BB-/Ba3)
77,000	4.125		02/01/29	59,485

Real Estate Investment Trust(a) – 0.7%
Iron Mountain Information Management Services, Inc. (BB-/Ba3)
133,000	5.000	(b)	07/15/32	103,139
SBA Communications Corp. (BB-/B1)
497,000	3.125		02/01/29	399,628

				502,767

Retailing(a) – 3.3%
Arko Corp. (B-/B3)
241,000	5.125	(b)	11/15/29	188,168
Asbury Automotive Group, Inc. (BB/B1)
100,000	4.500		03/01/28	84,118
49,000	4.625	(b)	11/15/29	39,154
211,000	4.750		03/01/30	166,859
28,000	5.000	(b)	02/15/32	21,684
Beacon Roofing Supply, Inc. (B/B2)
152,000	4.125	(b)	05/15/29	123,205
Carvana Co. (CCC/Caa2)
61,000	5.500	(b)	04/15/27	33,206
162,000	5.875	(b)	10/01/28	83,273

The accompanying notes are an integral part of these financial statements.                105

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)

Retailing(a) – (continued)
Group 1 Automotive, Inc. (BB+/Ba2)
$160,000	4.000	%(b)	08/15/28	$129,187
Ken Garff Automotive LLC (BB-/B1)
169,000	4.875	(b)	09/15/28	137,343
LCM Investments Holdings II LLC (BB-/B2)
248,000	4.875	(b)	05/01/29	192,621
Lithia Motors, Inc. (BB+/Ba2)
100,000	3.875	(b)	06/01/29	80,250
364,000	4.375	(b)	01/15/31	298,105
Murphy Oil USA, Inc. (BB+/Ba2)
29,000	3.750	(b)	02/15/31	23,279
Penske Automotive Group, Inc. (BB-/Ba3)
317,000	3.750		06/15/29	254,129
Sonic Automotive, Inc. (BB-/B1)
197,000	4.625	(b)	11/15/29	154,730
71,000	4.875	(b)	11/15/31	53,807
SRS Distribution, Inc. (CCC/Caa2)
69,000	6.125	(b)	07/01/29	55,481
Yum! Brands, Inc. (BB/Ba3)
197,000	3.625		03/15/31	157,013

				2,275,612

Semiconductors(a)(b) – 0.1%
Qorvo, Inc. (BBB-/Ba1)
130,000	3.375		04/01/31	97,344

Software(a)(b) – 1.3%
AthenaHealth Group, Inc. (CCC/Caa2)
184,000	6.500		02/15/30	145,575
Castle U.S. Holding Corp. (CCC/Caa2)
128,000	9.500		02/15/28	95,369
Clarivate Science Holdings Corp. (CCC+/Caa1)
134,000	4.875		07/01/29	104,832
Fair Isaac Corp. (BB+/Ba2)
189,000	4.000		06/15/28	161,537
Open Text Corp. (BB/Ba2)
137,000	3.875		02/15/28	112,810
182,000	3.875		12/01/29	140,149
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B+/B1)
208,000	3.875		02/01/29	170,094

				930,366

Telecommunication Services(a)(b) – 1.1%
Level 3 Financing, Inc. (BB/Ba3)
203,000	4.250		07/01/28	158,610
212,000	3.625		01/15/29	157,096
132,000	3.750		07/15/29	96,653
ViaSat, Inc. (B/Caa1)
459,000	5.625		09/15/25	356,597

				768,956

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc. (BB+/Ba1)
38,000	5.875		12/15/27	36,636

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)

Transportation(a)(b) – 0.2%
Cargo Aircraft Management, Inc. (BB/Ba2)
$191,000	4.750%		02/01/28	$164,745

Unknown(a) – 1.3%
Allison Transmission, Inc. (NR/Ba2)
321,000	3.750	(b)	01/30/31	246,467
Dana, Inc. (BB/B1)
183,000	5.625		06/15/28	152,476
87,000	4.250		09/01/30	63,956
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)
120,000	8.000	(b)	02/01/28	105,894
Ford Motor Co. (BB+/Ba2)
359,000	6.100		08/19/32	316,469
Real Hero Merger Sub 2, Inc. (CCC/Caa2)
23,000	6.250	(b)	02/01/29	16,627

				901,889

TOTAL UNSECURED DEBT OBLIGATIONS
(Cost $40329544)				$33,183,967

Secured Debt Obligations – 44.0%

Bank Loans – 32.4%
Aerospace & Defense(d)(e) – 0.8%
ADS Tactical, Inc. (B+/B3) (1M USD LIBOR + 5.750%)
$603,592	8.802%		03/19/26	$551,158

Airlines – 0.8%
Air Canada (BB-/Ba2) (3M USD LIBOR + 3.500%)
199,500	6.421		08/11/28	189,348
United Airlines, Inc. (BB-/Ba1) (3M USD LIBOR + 3.750%)
394,000	6.533		04/21/28	375,340

				564,688

Automotive(d)(e) – 2.3%
First Brands Group, LLC (B+/B1) (3M SOFR + 5.000%)
686,130	8.369		03/30/27	657,999
Holley Purchaser, Inc. (B/B2) (1M USD LIBOR + 3.750%)
325,425	7.424		11/17/28	295,121
Mavis Tire Express Services Corp. (B-/B2) (1M USD SOFR CME + 4.000%)
247,248	7.250		05/04/28	231,333
Truck Hero, Inc. (B-/B2) (1M USD LIBOR + 3.500%)
295,500	6.615		01/31/28	256,840
Wheel Pros, LLC (CCC+/Caa1) (1M USD LIBOR + 4.500%)
246,004	7.552		05/11/28	179,752

				1,621,045

Building & Construction(d)(e) – 1.0%
Brown Group Holding, LLC (B+/B1) (1M SOFR + 3.750%)
125,000	6.784		07/02/29	120,885
DG Investment Intermediate Holdings 2, Inc. (B/B2) (1M USD LIBOR + 3.750%)
222,195	6.865		03/31/28	206,641

106                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount		Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)

Building & Construction(d)(e) – (continued)
Energize HoldCo LLC (Caa2/Caa2)
(1M LIBOR + 6.750%)
	$298,500	6.866%		12/08/28	$278,104
(1M USD LIBOR + 6.750%)
	100,000	9.865		12/07/29	$93,500

					699,130

Building Materials(d)(e) – 0.6%
CP Atlas Buyer, Inc. (B-/B2) (1M USD LIBOR + 3.500%)
	296,569	6.615		11/23/27	$257,125
Potters Industries LLC (B/B2) (3M USD LIBOR + 4.000%)
	187,150	7.674		12/14/27	177,793

					434,918

Capital Goods-Others(d)(e) – 0.5%
Engineered Machinery Holdings, Inc. (B-/B1)
(3M EUR EURIBOR + 3.750%)
EUR	123,750	4.943		05/21/28	$109,052
(3M USD LIBOR + 3.750%)
	$247,612	7.424		05/19/28	$237,708

					346,760

Chemicals(d)(e) – 0.9%
Illuminate Buyer, LLC (B+/B1) (1M USD LIBOR + 3.500%)
	672,198	6.615		06/30/27	607,499

Coal(d)(e) – 0.6%
Oxbow Carbon LLC (NR/B1) (3M USD LIBOR + 4.250%)
	385,385	7.878		10/17/25	381,292

Commercial Services(d)(e) – 2.0%
Amentum Government Services Holdings LLC (B/B1) (3M USD SOFR CME + 4.000%)
	346,507	7.207		02/15/29	330,048
Garda World Security Corp. (B/B2) (3M USD LIBOR + 4.250%)
	382,008	7.240		10/30/26	358,610
Holding Socotec (B/B2)
(1M USD LIBOR + 3.500%)
	272,250	7.674	(f)	06/02/28	$251,831
(3M EUR EURIBOR + 3.500%)
EUR	100,000	4.693		06/02/28	$89,797
Icebox Holdco III, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
	$185,496	7.424		12/22/28	173,439
Icebox Holdco III, Inc. (Caa2/Caa2) (3M USD LIBOR + 6.750%)
	50,000	10.424		12/21/29	46,250
Vaco Holdings LLC (B/B2) (1M SOFR + 5.000%)
	124,063	8.703		01/21/29	120,031

					1,370,006

Consumer Cyclical Services(d)(e) – 0.5%
The Hertz Corp.(BB+/Ba3) (1M USD LIBOR + 3.250%)
	345,274	12.740		06/30/28	326,070

Consumer Products(d)(e) – 0.3%
Springs Windows Fashions, LLC (B-/B2) (3M USD LIBOR + 4.000%)
	298,500	7.602		10/06/28	232,233

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)

Distribution & Wholesale(d)(e) – 0.9%
BCPE Empire Holdings, Inc. (NR/B3) (1M USD LIBOR + 4.000%)
$421,812	7.116%	06/11/26	$403,181
FCG Acquisitions Inc (B-/B2) (3M SOFR + 4.750%)
200,000	8.303	03/31/28	195,000

			598,181

Diversified Financial Services(d)(e) – 0.4%
DRW Holdings, LLC (BB-/Ba3) (1M USD LIBOR + 3.750%)
321,750	6.865	03/01/28	309,382

Diversified Manufacturing(d)(e) – 1.5%
Apex Tool Group, LLC (B-/B1) (1M USD SOFR + 5.250%)
601,807	8.097	02/08/29	530,343
SPX Flow, Inc. (B-/B2) (1M SOFR + 4.500%)
250,000	7.634	04/05/29	230,625
Vertical US Newco Inc (B+/B1) (6M USD LIBOR + 3.500%)
309,850	6.871	07/30/27	296,424

			1,057,392

Electric(d)(e) – 0.4%
TerraForm Power Operating, LLC (BB+/Ba2) (3M USD SOFR CME + 2.750%)
274,312	6.403	05/21/29	270,884

Entertainment(a) – 0.2%
Arcis Golf LLC (BB-/B2) (1M USD LIBOR + 4.250%)
149,250	7.365	11/24/28	144,772

Food & Beverage(d)(e) – 0.4%
Chobani, LLC (B-/B1) (1M USD LIBOR + 3.500%)
245,000	6.615	10/25/27	222,492
Sigma Bidco B.V. (B-/B2) (3M USD LIBOR + 3.000%)
99,739	5.899	07/02/25	85,562

			308,054

Health Care(d)(e) – 1.8%
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M USD LIBOR +
3.500%)
713,027	6.615	05/05/28	688,071
Onex TSG Intermediate Corp. (B/B2) (1M USD LIBOR + 4.750%)
296,250	7.865	02/28/28	259,714
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (1M USD LIBOR + 3.750%)
300,000	6.871	11/16/25	278,304

			1,226,089

Insurance(a) – 0.5%
Acrisure, LLC (B/B2) (1M USD LIBOR + 3.500%)
346,447	6.615	02/15/27	315,987

Media - Non Cable(d)(e) – 1.8%
Allen Media, LLC (BB-/Ba3) (3M USD LIBOR + 5.500%)
636,901	9.203	02/10/27	548,531
CMG Media Corp (B+/B1) (1M USD LIBOR + 3.500%)
337,967	6.616	12/17/26	315,719

The accompanying notes are an integral part of these financial statements.                107

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)

Media - Non Cable(d)(e) – (continued)
iHeartCommunications, Inc. (BB-/B1)
(1M USD LIBOR + 3.000%)
$142,962	6.115%		05/01/26	$133,975
(1M USD LIBOR + 3.250%)
289,770	6.365		05/01/26	$271,480

				1,269,705

Media-Cable(d)(e) – 0.7%
DirecTV Financing, LLC (BB/Ba3) (1M USD LIBOR + 5.000%)
541,450	8.115		08/02/27	$503,077

Midstream(d)(e) – 0.3%
M6 ETX Holdings II Midco LLC (B+/B1) (3M SOFR + 4.500%)
200,000	7.989		09/19/29	196,000

Oil Field Services(d)(e) – 1.0%
ChampionX Corporation (BBB-/Ba2) (1M SOFR + 3.250%)
700,000	6.004		06/07/29	697,158

Packaging(d)(e) – 2.6%
Charter NEX US, Inc. (B/B2) (3M USD LIBOR + 3.750%)
320,113	6.556		12/01/27	303,108
Clydesdale Acquisition Holdings Inc (B/B2) (1M SOFR + 4.175%)
648,375	7.309		04/13/29	610,646
LABL, Inc. (B-/B2) (1M USD LIBOR + 5.000%)
397,000	8.115		10/29/28	356,990
Trident TPI Holdings, Inc. (B-/B2)
(1M SOFR + 3.250%)
50,000	8.096	(f)	09/17/24	$47,625
(3M USD LIBOR + 3.250%)
502,157	6.924		09/15/28	$488,348

				1,806,717

Pharmaceuticals(a) – 0.8%
Corgi Bidco, Inc (B-/B1)
275,000	0.000		09/20/29	256,553
Gainwell Acquisition Corp. (B+/B2) (3M USD LIBOR + 4.000%)
294,750	7.674		10/01/27	280,234

				536,787

Pipelines(d)(e) – 1.3%
AL NGPL Holdings, LLC (B+/Ba3) (3M USD LIBOR + 3.750%)
348,080	6.098		04/14/28	341,338
Centurion Pipeline Co. LLC (BB/B1) (1M USD LIBOR + 4.000%)
163,400	7.116		09/28/25	160,132
CQP Holdco LP (B+/B2) (3M USD LIBOR + 3.750%)
395,000	7.424		06/05/28	380,515

				881,985

Restaurants(d)(e) – 0.4%
IRB Holding Corp. (B+/B2) (1M USD LIBOR + 2.750%)
295,361	5.865		02/05/25	284,976

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)

Retailers(d)(e) – 0.4%
New Era Cap Co., Inc. (B+/B2) (3M USD LIBOR + 6.000%)
$268,125	8.455%		07/13/27	$254,719

Retailing(a) – 0.5%
RC Buyer, Inc. (B-/B1) (3M USD LIBOR + 3.500%)
246,875	7.174		07/28/28	230,828
RC Buyer, Inc. (CCC/Caa1) (3M USD LIBOR + 6.500%)
100,000	10.174		07/30/29	94,625

				325,453

Technology(d)(e) – 0.3%
Syndigo LLC (B-/B2) (1M USD LIBOR + 4.500%)
221,625	7.318		12/15/27	199,462

Technology - Software/Services(e) – 3.7%
Ahead DB Holdings, LLC (B+/B1) (3M USD LIBOR + 3.750%)
271,563	7.430	(d)	10/18/27	258,495
Camelot U.S. Acquisition LLC (B/B1) (1M USD LIBOR +
3.000%)
589,899	12.230	(d)	10/30/26	569,685
Castle US Holding Corp. (B-/B3) (1M USD LIBOR + 3.750%)
293,750	6.865	(d)	01/29/27	235,000
DCert Buyer, Inc. (B-/B2) (3M USD LIBOR + 4.000%)
407,690	6.903	(d)	10/16/26	387,986
DCert Buyer, Inc. (CCC/Caa2) (1M USD LIBOR + 4.000%)
125,000	9.903	(d)	02/19/29	116,125
Loyalty Ventures Inc (B-/B2) (1M USD LIBOR + 4.500%)
259,531	7.616	(d)	11/03/27	77,859
Perforce Software, Inc. (B-/B2) (1M USD LIBOR + 3.750%)
722,976	6.866		07/01/26	672,006
Virtusa Corp. (B/B2) (1M USD LIBOR + 3.750%)
295,500	6.865	(d)	02/11/28	276,169

				2,593,325

Telecommunications(e) – 1.9%
GoTo Group, Inc. (B/B2) (1M USD LIBOR + 4.750%)
194,998	7.802	(d)	08/31/27	134,728
Intelsat Jackson Holdings S.A. (B+/B3) (1M SOFR + 4.250%)
524,846	7.445	(d)	02/01/29	491,387
PUG LLC(B-/B3)
(1M USD LIBOR + 3.500%)
665,190	6.615	(d)	02/12/27	$575,390
(1M USD LIBOR + 4.250%)
123,750	7.366		02/12/27	$108,281

				1,309,786

Transportation(d)(e) – 0.3%
LaserShip, Inc. (B-/B2) (6M USD LIBOR + 4.500%)
272,250	7.377		05/07/28	228,521

TOTAL BANK LOANS				$22,453,211

Other Secured Debt Obligations(b) – 11.6%
Airlines – 0.4%
Allegiant Travel Co. (BB-/Ba3)
$76,000	7.250	%(a)	08/15/27	$71,732

108                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)

Airlines – (continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
$9,842	5.500%		04/20/26	$9,249
49,142	5.750		04/20/29	$42,887
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)
159,159	5.750	(a)	01/20/26	$140,647

				264,515

Chemicals(d)(e) – 1.4%
ASP Unifrax Holdings, Inc. (B-/B2)
205,000	5.250		09/30/28	157,692
Herens Holdco S.a.r.l. (B/B2)
245,000	4.750		05/15/28	200,435
WR Grace Holdings LLC (B/B1)
675,000	4.875		06/15/27	581,526

				939,653

Commercial Services(d)(e) – 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B/B2)
162,000	6.625		07/15/26	144,414
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l. (B/B2)
354,000	4.625		06/01/28	267,068
APX Group, Inc. (B/B1)
56,000	6.750		02/15/27	52,577
The ADT Security Corp. (BB-/Ba3)
342,000	4.125		08/01/29	283,511

				747,570

Diversified Financial Services(d)(e) – 0.1%
NFP Corp. (B/B1)
94,000	4.875		08/15/28	80,247

Electric(d)(e) – 0.4%
Calpine Corp. (BB+/Ba2)
320,000	3.750		03/01/31	251,629

Entertainment(a) – 0.1%
WMG Acquisition Corp. (BB+/Ba3)
102,000	3.000		02/15/31	78,175

Environmental(a) – 0.4%
GFL Environmental, Inc. (BB-/Ba3)
335,000	3.500		09/01/28	282,887

Health Care(d)(e) – 0.5%
Medline Borrower LP (B+/B1)
430,000	3.875		04/01/29	345,307

Health Care - Services(a) – 0.2%
CHS/Community Health Systems, Inc. (B/B2)
236,000	5.250		05/15/30	164,206

Household Products(a) – 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. (B-/B2)
102,000	5.000		12/31/26	89,190

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)

Insurance(a) – 0.2%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
$200,000	4.250%		02/15/29	$157,818

Internet(a) – 0.2%
Arches Buyer, Inc. (B/B1)
200,000	4.250		06/01/28	156,058

Leisure Time – 0.6%
Carnival Corp. (B/B3)
128,000	7.625		03/01/26	$97,280
101,000	5.750		03/01/27	$70,817
205,000	6.000		05/01/29	$135,179
Carnival Corp. (BB-/B1)
94,000	9.875		08/01/27	92,120

				395,396

Lodging(a) – 0.3%
Travel & Leisure Co. (BB-/Ba3)
214,000	4.500		12/01/29	166,032

Machinery-Construction & Mining(a) – 0.2%
Vertiv Group Corp. (BB-/B1)
172,000	4.125		11/15/28	138,568

Media(a) – 2.4%
Altice Financing SA (B/B2)
316,000	5.000		01/15/28	244,170
Audacy Capital Corp. (CCC-/Caa1)
63,000	6.500	(a)(b)	05/01/27	15,894
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. (BB/Ba3)
174,000	5.875		08/15/27	150,348
DISH DBS Corp. (B+/Ba3)
217,000	5.250		12/01/26	179,105
Scripps Escrow II, Inc. (BB/Ba3)
342,000	3.875		01/15/29	272,937
Sinclair Television Group, Inc. (B+/Ba2)
251,000	4.125		12/01/30	189,979
UPC Holding B.V. (B/B3)
200,000	5.500		01/15/28	167,906
Urban One, Inc. (B-/B3)
69,000	7.375		02/01/28	58,627
VZ Secured Financing B.V. (B+/B1)
256,000	5.000		01/15/32	195,471
Ziggo B.V. (B+/B1)
200,000	4.875		01/15/30	158,142

				1,632,579

Oil, Gas & Consumable Fuels(a) – 0.5%
Noble Finance Co. (NR/NR) (PIK 15.000%, Cash 11.000%)
52,296	11.000		02/15/28	57,477
Transocean Poseidon Ltd. (CCC+/Caa1)
51,625	6.875		02/01/27	47,135
Transocean Proteus Ltd. (CCC+/NR)
17,100	6.250		12/01/24	16,073

The accompanying notes are an integral part of these financial statements.                109

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)

Oil, Gas & Consumable Fuels(a) – (continued)
Transocean Sentry Ltd. (CCC+/Caa1)
$228,688	5.375%		05/15/23	$220,421

				341,106

Packaging(d)(e) – 0.1%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC (B+/B1)
101,000	4.000		10/15/27	84,797

Packaging & Containers(a) – 0.1%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)
99,000	4.375		10/15/28	81,978

Pharmaceuticals(a) – 0.1%
Bausch Health Cos., Inc. (B/B3)
104,000	4.875		06/01/28	67,001

Pipelines(d)(e) – 0.3%
NGL Energy Operating LLC/NGL Energy Finance Corp. (B+/B1)
242,000	7.500		02/01/26	215,421

Retailing(a) – 0.9%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
213,000	4.375	(b)	01/15/28	$184,579
342,000	4.000	(b)	10/15/30	$269,257
Specialty Building Products Holdings LLC/SBP Finance Corp. (B/B3)
180,000	6.375		09/30/26	150,327

				604,163

Software(a) – 0.3%
Camelot Finance SA (B/B1)
35,000	4.500		11/01/26	31,993
Clarivate Science Holdings Corp. (B/B1)
214,000	3.875		07/01/28	176,882

				208,875

Telecommunication Services(a)(b) – 0.2%
Frontier Communications Holdings LLC (CCC+/Caa2)
183,000	6.750		05/01/29	151,019

Telecommunications(e) – 0.5%
Altice France SA (B/B2)
225,000	5.125		01/15/29	$166,797
264,000	5.500		10/15/29	$198,618

				365,415

TOTAL OTHER SECURED DEBT OBLIGATIONS				$8,009,605

TOTAL SECURED DEBT OBLIGATIONS
(Cost $ 34,076,456)				$30,462,816

Shares	Description	Value

Common Stocks – 0.8%

Oil, Gas & Consumable Fuels – 0.8%
12,787	Noble Corp.	$378,239
1,141,924	Prairie Provident Resources, Inc.*	161,201

(Cost $ 3,086,848)		539,440

Shares	Dividend Rate	Value

Investment Company(g) –1.9%

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,306,080	2.911%	$1,306,080
(Cost $ 1,306,080)

TOTAL INVESTMENTS – 94.6%
78,798,928)		$65,492,303

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.4%		$3,775,070

NET ASSETS – 100.0%		$69,267,373

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Pay-in-kind securities.
(d)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(e)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.
(g)	Represents an Affiliated Issuer.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

110                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Icebox Holdco III, Inc. (NR/B2), due 12/22/28	$38,571	$—	$(2,507)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD 222,358	EUR 218,715	10/11/22	$7,842

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%	12M SOFR	12/21/29	$2,810	$198,920	$143,306	$55,614

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 38	(5.000)%	6.080%	12/20/27	$13,000	$520,939	$664,736	$(143,797)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR —Euro
USD —U.S. Dollar

The accompanying notes are an integral part of these financial statements.                111

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate

Abbreviations:
CDX.NA.HY Ind 38	—CDX North America High Yield Index 38
SOFR	—Secured Overnight Funding Rate

112                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 36.0%

Collateralized Mortgage Obligations – 7.8%
Interest Only(a) – 1.7%
FHLMC REMIC Series 3852, Class SW (-1X 1M USD LIBOR + 6.000%)
$995,957	3.182	%(b)	05/15/41	$91,113
FHLMC REMIC Series 4468, Class SY (-1X 1M USD LIBOR + 6.100%)
4,168,047	3.282	(b)	05/15/45	500,972
FHLMC REMIC Series 4989, Class EI
1,058,700	4.000		07/25/50	205,040
FHLMC REMIC Series 5012, Class DI
2,051,332	4.000		09/25/50	398,339
FHLMC REMIC Series 5020, Class IH
674,791	3.000		08/25/50	106,770
FNMA REMIC Series 2011-100, Class S (-1X 1M USD LIBOR +6.450%)
2,517,783	3.366	(b)	10/25/41	258,472
FNMA REMIC Series 2012-88, Class SB (-1X 1M USD LIBOR +6.670%)
2,391,046	3.586	(b)	07/25/42	243,820
FNMA REMIC Series 2017-104, Class SB (-1X 1M USD LIBOR +6.150%)
1,051,540	3.066	(b)	01/25/48	115,606
FNMA REMIC Series 2020-60, Class NI
1,905,081	4.000		09/25/50	369,939
GNMA REMIC Series 2010-35, Class DS (-1X 1M USD LIBOR +5.680%)
3,164,403	2.666	(b)	03/20/40	276,436
GNMA REMIC Series 2013-103, Class DS (-1X 1M USD LIBOR + 6.150%)
3,973,441	3.136	(b)	07/20/43	400,977
GNMA REMIC Series 2013-117, Class PS (-1X 1M USD LIBOR +6.150%)
4,826,186	3.136	(b)	04/20/43	351,154
GNMA REMIC Series 2013-152, Class TS (-1X 1M USD LIBOR +6.100%)
92,704	3.086	(b)	06/20/43	8,871
GNMA REMIC Series 2014-11, Class NI
1,518,228	4.500		12/16/42	102,281
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR +6.100%)
4,837,009	3.086	(b)	10/20/43	274,987
GNMA REMIC Series 2014-180, Class PI
3,137,983	4.000		08/20/44	439,932
GNMA REMIC Series 2015-111, Class SM (-1X 1M USD LIBOR + 6.200%)
3,829,398	3.186	(b)	08/20/45	425,539
GNMA REMIC Series 2015-126, Class LS (-1X 1M USD LIBOR +6.200%)
2,468,918	3.186	(b)	09/20/45	268,098
GNMA REMIC Series 2015-129, Class IC
1,093,854	4.500		09/16/45	205,495
GNMA REMIC Series 2015-133, Class SA (-1X 1M USD LIBOR + 5.700%)
1,413,566	2.686	(b)	09/20/45	125,284

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
GNMA REMIC Series 2015-133, Class SB (-1X 1M USD LIBOR + 5.700%)
$1,820,031	2.686	%(b)	09/20/45	$158,666
GNMA REMIC Series 2015-144, Class QS (-1X 1M USD LIBOR + 5.700%)
4,797,282	2.686	(b)	10/20/45	398,835
GNMA REMIC Series 2015-168, Class SD (-1X 1M USD LIBOR + 6.200%)
7,953,715	3.186	(b)	11/20/45	879,655
GNMA REMIC Series 2016-6, Class S (-1X 1M USD LIBOR + 5.650%)
5,977,896	2.636	(b)	01/20/46	499,385
GNMA REMIC Series 2017-112, Class SJ (-1X 1M USD LIBOR +5.660%)
1,141,968	2.646	(b)	07/20/47	98,919
GNMA REMIC Series 2018-122, Class HS (-1X 1M USD LIBOR + 6.200%)
816,524	3.186	(b)	09/20/48	88,314
GNMA REMIC Series 2018-124, Class SN (-1X 1M USD LIBOR + 6.200%)
1,674,663	3.186	(b)	09/20/48	179,729
GNMA REMIC Series 2018-139, Class SQ (-1X 1M USD LIBOR + 6.150%)
1,116,875	3.136	(b)	10/20/48	111,155
GNMA REMIC Series 2018-67, Class PS (-1X 1M USD LIBOR +6.200%)
1,921,354	3.186	(b)	05/20/48	191,782
GNMA REMIC Series 2018-7, Class DS (-1X 1M USD LIBOR + 5.700%)
1,278,486	2.686	(b)	01/20/48	115,253
GNMA REMIC Series 2018-79, Class SD (-1X 1M USD LIBOR +6.200%)
480,699	3.186	(b)	06/20/48	47,745
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
1,281,346	3.036	(b)	01/20/49	124,546
GNMA REMIC Series 2019-151, Class NI
2,810,145	3.500		10/20/49	438,142
GNMA REMIC Series 2019-6, Class SA (-1X 1M USD LIBOR + 6.050%)
444,588	3.036	(b)	01/20/49	44,632
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR +6.100%)
790,811	3.086	(b)	06/20/49	73,646
GNMA REMIC Series 2020-146, Class IM
1,359,819	2.500		10/20/50	179,711
GNMA REMIC Series 2020-146, Class KI
9,650,300	2.500		10/20/50	1,274,755
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR +6.050%)
3,400,650	3.036	(b)	02/20/50	376,613
GNMA REMIC Series 2020-61, Class SF (-1X 1M USD LIBOR +6.440%)
5,378,496	3.426	(b)	07/20/43	594,423

The accompanying notes are an integral part of these financial statements.                113

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
GNMA REMIC Series 2020-7, Class GI
$145,545	4.000%		01/20/50	$24,064
GNMA REMIC Series 2020-78, Class DI
3,957,331	4.000		06/20/50	710,346
GNMA REMIC Series 2020-79, Class AI
509,732	4.000		06/20/50	89,981

				11,869,422

Regular Floater(b) – 0.3%
FHLMC REMIC Series 3231, Class FB (1M USD LIBOR + 0.350%)
170,871	3.168		10/15/36	170,508
FHLMC REMIC Series 3314, Class FC (1M USD LIBOR + 0.400%)
100,069	3.218		12/15/36	99,327
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
160,672	3.418		09/15/37	160,615
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
54,544	3.668		06/15/39	55,387
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
240,773	3.188		03/15/41	240,000
FNMA REMIC Series 2006-45, Class TF (1M USD LIBOR + 0.400%)
323,314	3.484		06/25/36	323,202
FNMA REMIC Series 2006-76, Class QF (1M USD LIBOR + 0.400%)
388,399	3.484		08/25/36	386,232
FNMA REMIC Series 2006-79, Class PF (1M USD LIBOR + 0.400%)
402,500	3.484		08/25/36	400,096
FNMA REMIC Series 2007-75, Class VF (1M USD LIBOR + 0.450%)
135,579	3.534		08/25/37	135,758
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
46,203	4.184		10/25/39	47,313

				2,018,438

Sequential Fixed Rate – 0.5%
GCAT 2022-NQM4 Trust Series 22-NQM4, Class A1
199,168	5.269	(c)(d)	08/25/67	194,792
OBX Trust Series 2022-NQM7, Class A1
198,050	5.110	(c)(d)	08/25/62	193,383
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
244,150	5.500		02/25/36	192,232
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
368,054	6.000		06/25/36	313,831
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
685,465	6.500		07/25/36	554,472
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
672,368	6.000		08/25/36	485,561

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
$1,896,226	6.000%		10/25/37	$1,239,180

				3,173,451

Sequential Floating Rate(b) – 5.3%
Banc of America Funding Trust Series 2006-H, Class 6A1 (1M USD LIBOR + 0.380%)
5,401,463	3.373		10/20/36	4,156,077
Banc of America Funding Trust Series 2007-2, Class 2A1
23,973	4.112		03/25/37	21,950
Bellemeade Re Ltd. Series 2021-2A, Class M1B (1M SOFR + 1.500%)
475,000	3.781	(c)	06/25/31	454,057
Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2 (1M USD LIBOR + 2.450%)
223,237	5.534	(c)	07/25/31	222,825
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 (1M USD LIBOR + 2.300%)
265,882	5.384	(c)	08/25/31	265,223
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2 (1M USD LIBOR + 2.150%)
82,582	5.234	(c)	09/25/31	82,104
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2 (1M SOFR + 3.000%)
590,000	5.281	(c)	01/25/42	537,203
Connecticut Avenue Securities Trust Series 2022-R03, Class 1B1 (1M SOFR + 6.250%)
153,000	8.531	(c)	03/25/42	151,597
Connecticut Avenue Securities Trust Series 2022-R04, Class 1B1 (1M SOFR + 5.250%)
433,000	7.531	(c)	03/25/42	411,626
Connecticut Avenue Securities Trust Series 2022-R05, Class 2B1 (1M SOFR + 4.500%)
392,000	6.781	(c)	04/25/42	373,941
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1M SOFR + 3.000%)
279,000	5.281	(c)	04/25/42	257,499
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
281,209	3.584		07/25/35	210,706
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
345,265	3.884		12/25/35	290,845
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A2 (1M USD LIBOR + 0.400%)
286,560	3.484		08/25/37	198,531
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1M USD LIBOR + 0.500%)
1,885,471	3.584		08/25/37	1,381,038
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2 (1M SOFR + 2.600%)
445,603	4.881	(c)	11/25/50	448,056

114                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
FHLMC STACR Remic Trust Series 2020-DNA1, Class M2 (1M USD LIBOR + 1.700%)
$693,404	4.784	%(c)	01/25/50	$687,753
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1 (1M USD LIBOR + 6.000%)
1,516,000	9.084	(c)	08/25/50	1,573,351
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2 (1M USD LIBOR + 3.750%)
8,380	6.834	(c)	08/25/50	8,385
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1 (1M SOFR + 4.800%)
1,533,000	7.081	(c)	10/25/50	1,521,956
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (1M SOFR + 2.800%)
209,953	5.081	(c)	10/25/50	210,071
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B2 (1M SOFR + 5.650%)
600,000	7.931	(c)	12/25/50	530,215
FHLMC STACR REMIC Trust Series 2020-DNA6, Class M2 (1M SOFR + 2.000%)
1,174,148	4.281	(c)	12/25/50	1,165,565
FHLMC STACR REMIC Trust Series 2020-HQA2, Class B1 (1M USD LIBOR + 4.100%)
3,826,645	7.184	(c)	03/25/50	3,639,025
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1 (1M USD LIBOR + 5.750%)
1,390,000	8.834	(c)	07/25/50	1,405,862
FHLMC STACR REMIC Trust Series 2020-HQA4, Class B1 (1M USD LIBOR + 5.250%)
879,000	8.334	(c)	09/25/50	875,545
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2 (1M USD LIBOR + 3.150%)
14,558	6.234	(c)	09/25/50	14,575
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2 (1M SOFR + 1.800%)
299,455	4.081	(c)	01/25/51	289,063
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B1 (1M SOFR + 3.400%)
137,000	5.681	(c)	10/25/41	122,732
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2 (1M SOFR + 2.050%)
410,000	4.331	(c)	12/25/33	356,940
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B (1M SOFR + 3.500%)
350,000	5.781	(c)	03/25/42	334,906
FHLMC STACR Trust 2019-DNA4 Series 19-DNA4, Class B1 (1M USD LIBOR + 2.700%)
575,000	5.784	(c)	10/25/49	546,116
FNMA Connecticut Avenue Securities Series 2016-C01, Class 1M2 (1M USD LIBOR + 6.750%)
817,330	9.834		08/25/28	865,282
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
1,266,347	8.384		10/25/28	1,309,835

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
FNMA Connecticut Avenue Securities Series 2021-R02, Class 2B1 (1M SOFR + 3.300%)
$1,350,000	5.581	%(c)	11/25/41	$1,203,770
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1 (1M USD LIBOR + 0.520%)
1,800,815	3.604		06/25/35	1,489,406
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
1,483,030	2.520	(c)	05/25/52	1,237,992
JPMorgan Mortgage Trust Series 2022-LTV1,Class A2
488,028	3.520	(c)	07/25/52	405,726
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1 (12M MTA + 0.800%)
1,002,099	1.904		12/25/46	817,813
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A (12M MTA + 0.850%)
147,736	1.954		12/25/46	126,075
Mill City Mortgage Loan Trust Series 2017-2, Class A3
535,698	3.107	(c)	07/25/59	515,575
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A (1M USD LIBOR + 0.480%)
673,217	3.564		12/25/36	582,634
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
1,907,391	2.104		01/25/46	1,609,589
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1 (1M USD LIBOR + 0.540%)
1,216,305	3.624		02/25/46	664,335
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1 (12M MTA + 0.800%)
2,143,190	1.904		09/25/46	1,829,721
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2 (1M USD LIBOR + 0.410%)
76,014	3.494		09/25/46	70,206

				35,473,297

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				52,534,608

Commercial Mortgage-Backed Securities – 3.5%
Sequential Fixed Rate – 1.8%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$1,050,000	2.778%		11/15/54	$807,329
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D
1,100,000	3.000	(c)	07/15/49	875,763
BANK Series 2018-BN10, Class D
500,000	2.600	(c)	02/15/61	357,508
BANK Series 2018-BN13, Class D
750,000	3.000	(c)	08/15/61	510,686
BANK Series 2018-BN14, Class D
500,000	3.000	(c)	09/15/60	352,761
BANK Series 2021-BNK38, Class A5
1,050,000	2.521		12/15/64	845,381
BANK Series 2021-BNK38, Class E
300,000	2.500	(c)	12/15/64	172,560

The accompanying notes are an integral part of these financial statements.                115

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
BANK Series 2022-BNK39, Class A4
	$2,400,000	2.928%		02/15/55	$1,999,123
BBCMS Mortgage Trust Series 2022-C17, Class A5
	2,000,000	4.441		09/15/55	1,886,156
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
	1,000,000	3.000	(c)	09/15/50	733,995
COMM Mortgage Trust Series 2017-COR2, Class D
	800,000	3.000	(c)	09/10/50	594,138
CSMC Trust Series 2014-USA, Class E
	1,550,000	4.373	(c)	09/15/37	1,143,893
Morgan Stanley Capital I Trust Series 2018-L1, Class D
	450,000	3.000	(c)	10/15/51	316,851
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
	756,000	3.250	(c)	01/15/60	575,204
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class D
	1,100,000	2.500	(c)	04/15/55	683,816

					11,855,164

Sequential Floating Rate(b) – 1.7%
BBCMS Mortgage Trust Series 2022-C17, Class AS
	2,850,000	4.971		09/15/55	2,661,559
BX Trust Series 2021-ARIA, Class F (1M USD LIBOR + 2.594%)
	2,550,000	5.412	(c)	10/15/36	2,303,612
BX Trust Series 2022-PSB, Class A (1M TSFR LIBOR + 2.451%)
	3,850,000	5.296	(c)	08/15/39	3,847,562
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D
	600,000	3.196	(c)	12/15/49	446,444
Octagon Finance NO 1 DAC, Class A (3M Euribor + 2.370%)
EUR	723,677	2.709	(e)	01/17/23	641,862
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A (1M TSFR + 2.186%)
	$1,150,000	5.031	(c)	05/15/37	1,142,413
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class D
	817,000	3.183	(c)	12/15/59	620,756

					11,664,208

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES					$23,519,372

Federal Agencies – 24.7%
FHLMC – 0.0%
	$11,116	5.000%		01/01/33	$11,144
	312	5.000		03/01/33	313
	4,418	5.000		04/01/33	4,429
	536	5.000		05/01/33	537
	1,892	5.000		06/01/33	1,897
	12,539	5.000		07/01/33	12,572
	19,113	5.000		08/01/33	19,167
	2,193	5.000		09/01/33	2,201

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

FHLMC – (continued)
$4,374	5.000%	10/01/33	$4,386
6,914	5.000	11/01/33	6,932
4,141	5.000	12/01/33	4,152
4,134	5.000	01/01/34	4,145
12,812	5.000	02/01/34	12,844
6,340	5.000	03/01/34	6,356
11,220	5.000	04/01/34	11,248
14,623	5.000	05/01/34	14,661
194,252	5.000	06/01/34	194,757
5,249	5.000	11/01/34	5,262
51,514	5.000	04/01/35	51,649
561	5.000	11/01/35	562

			369,214

GNMA – 15.0%
9,409,950	4.500	12/20/48	9,109,157
3,521,556	5.000	12/20/48	3,498,202
5,275,308	4.500	01/20/49	5,105,443
16,000,000	4.000	TBA-30yr(f)	14,926,120
54,000,000	4.500	TBA-30yr(f)	51,620,949
17,000,000	5.000	TBA-30yr(f)	16,611,278

			100,871,149

UMBS – 3.4%
38	5.000	04/01/23	38
1	5.500	05/01/25	1
18,796	4.500	08/01/37	18,396
3,553	4.500	04/01/39	3,500
6,121	4.000	08/01/39	5,831
2,494	4.000	09/01/39	2,376
24,498	4.500	10/01/39	24,123
2,489	4.500	05/01/41	2,453
10,635	4.500	06/01/41	10,481
8,877	4.500	08/01/41	8,697
3,153	4.500	10/01/41	3,089
706	4.500	11/01/42	691
11,881	4.500	12/01/43	11,617
542,193	4.500	11/01/48	523,557
97,615	4.500	01/01/49	94,168
820,023	4.500	06/01/49	791,281
503,579	4.500	08/01/49	484,382
6,351,372	5.000	10/01/49	6,275,619
549,591	4.500	01/01/50	530,508
8,901,224	4.500	03/01/50	8,602,460
5,697,154	5.000	03/01/50	5,622,082

			23,015,350

UMBS, 30 Year, Single Family(f) – 6.3%
19,000,000	4.500	TBA-30yr	18,076,714

116                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

UMBS, 30 Year, Single Family(f) – (continued)
	$29,000,000	2.500%		TBA-30yr	$24,335,077

					42,411,791

TOTAL FEDERAL AGENCIES					$166,667,504

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $248,891,546)					$242,721,484

Corporate Obligations – 20.5%

Advertising(c)(g) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
	$364,000	5.000%		08/15/27	$316,767

Aerospace & Defense(g) – 0.1%
TransDigm, Inc.
	650,000	5.500		11/15/27	564,505
Triumph Group, Inc.
	285,000	7.750		08/15/25	222,078

					786,583

Automotive(g) – 0.5%
General Motors Financial Co., Inc.
	4,050,000	3.600		06/21/30	3,280,905

Banks – 3.5%
ABN AMRO Bank NV (-1X 5 year EUR Swap + 4.674%)
EUR	800,000	4.375	(b)(g)	12/31/99	666,434
AIB Group PLC (-1X 5 year EUR Swap + 6.629%)
	372,000	6.250	(b)(g)	12/31/99	329,557
Banco do Brasil SA (10 year CMT + 4.398%)
	$1,550,000	6.250	(b)(g)	10/29/49	1,326,219
Banco Mercantil del Norte SA (5 year CMT + 4.643%)
	640,000	5.875	(b)(c)(g)	12/31/99	520,920
Banco Santander SA (-1X 5 year EUR Swap + 4.534%)
EUR	400,000	4.375	(b)(g)	12/31/99	304,184
Bank of America Corp.(b)(g)
(SOFR + 1.830%)
	$3,750,000	4.571		04/27/33	3,365,175
(SOFR + 2.160%)
	3,525,000	5.015		07/22/33	3,279,272
CaixaBank SA (-1X 5 year EUR Swap + 6.346%)
EUR	400,000	5.875	(b)(g)	12/31/99	328,748
Citigroup, Inc. (SOFR + 2.086%)
	$3,575,000	4.910	(b)(g)	05/24/33	3,289,250
Commerzbank AG (-1X 5 year EUR Swap + 6.363%)
EUR	400,000	6.125	(b)(g)	03/31/99	330,171
Credit Suisse Group AG
	$2,875,000	4.282	(c)(g)	01/09/28	2,452,289
JPMorgan Chase & Co. (SOFR + 2.080%)
	3,525,000	4.912	(b)(g)	07/25/33	3,255,443
Morgan Stanley (SOFR + 1.290%)
	4,310,000	2.943	(b)(g)	01/21/33	3,406,495
QNB Finance Ltd.
	230,000	3.500		03/28/24	223,503

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Societe Generale SA (5 year USD Swap + 3.929%)
	$224,000	6.750	%(b)(g)	12/31/99	$177,621
Virgin Money UK PLC (5 year UK Government Bond + 8.307%)
GBP	344,000	9.250	(b)(g)	12/31/99	353,980

					23,609,261

Beverages(g) – 1.0%
Anheuser-Busch InBev Worldwide, Inc.
	$3,700,000	3.500		06/01/30	3,301,288
Constellation Brands, Inc.
	4,025,000	2.875		05/01/30	3,336,604

					6,637,892

Biotechnology(g) – 0.5%
Amgen, Inc.
	3,625,000	4.200		03/01/33	3,284,395

Building Materials(c)(g) – 0.1%
Cemex SAB de CV
	200,000	7.375		06/05/27	199,000
Summit Materials LLC/Summit Materials Finance Corp.
	305,000	6.500		03/15/27	293,621
	438,000	5.250		01/15/29	385,396

					878,017

Chemicals – 0.7%
Ingevity Corp.
	546,000	3.875	(c)(g)	11/01/28	451,569
Sasol Financing International Ltd.
	4,008,000	4.500		11/14/22	3,977,940

					4,429,509

Commercial Services – 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
	843,000	6.625	(c)(g)	07/15/26	751,484
DP World Crescent Ltd.
	200,000	4.848		09/26/28	192,288
	200,000	3.875		07/18/29	179,850
DP World Ltd.
	200,000	5.625		09/25/48	173,250
Herc Holdings, Inc.
	1,269,000	5.500	(c)(g)	07/15/27	1,142,202
The Nielsen Co. Luxembourg S.a.r.l.
	839,000	5.000	(c)(g)	02/01/25	827,002
United Rentals North America, Inc.
	604,000	3.875	(g)	02/15/31	491,698

					3,757,774

Computers(c)(g) – 0.2%
Booz Allen Hamilton, Inc.
	758,000	3.875		09/01/28	651,539
KBR, Inc.
	708,000	4.750		09/30/28	614,211

					1,265,750

The accompanying notes are an integral part of these financial statements.                117

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Distribution & Wholesale(c)(g) – 0.0%
Univar Solutions USA, Inc.
$331,000	5.125%		12/01/27	$296,440

Diversified Financial Services – 0.9%
AerCap Holdings NV (5 year CMT + 4.535%)
508,000	5.875	(b)(g)	10/10/79	453,725
American Express Co. (SOFR + 1.760%)
3,625,000	4.420	(b)(g)	08/03/33	3,299,221
Global Aircraft Leasing Co. Ltd.(h) (PIK 7.250%, Cash 6.500%)
2,008,039	6.500	(c)(g)	09/15/24	1,511,009
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
825,000	4.750	(g)	09/15/24	773,413
Navient Corp.
255,000	6.750		06/25/25	239,188

				6,276,556

Electrical(c) – 0.2%
Calpine Corp.
1,048,000	4.625	(g)	02/01/29	855,797
Korea Hydro & Nuclear Power Co., Ltd.
400,000	4.250		07/27/27	380,360

				1,236,157

Energy-Alternate Sources(c)(g) – 0.0%
Greenko Dutch B.V.
191,000	3.850		03/29/26	152,800
Greenko Power II Ltd.
195,500	4.300		12/13/28	151,513

				304,313

Engineering & Construction(g) – 0.1%
Mexico City Airport Trust
320,000	4.250	(c)	10/31/26	281,600
546,000	5.500		07/31/47	338,356

				619,956

Entertainment(c)(g) – 0.6%
Motion Bondco DAC
567,000	6.625		11/15/27	479,807
Warnermedia Holdings, Inc.
3,975,000	4.279		03/15/32	3,272,856

				3,752,663

Environmental(c)(g) – 0.2%
Waste Pro USA, Inc.
1,524,000	5.500		02/15/26	1,349,182

Food & Drug Retailing(g) – 0.4%
B&G Foods, Inc.
1,123,000	5.250		04/01/25	977,605
243,000	5.250		09/15/27	196,813
Lamb Weston Holdings, Inc.
686,000	4.875	(c)	05/15/28	623,698
Performance Food Group, Inc.(c)
219,000	6.875		05/01/25	217,927

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing(g) – (continued)
$1,041,000	5.500%		10/15/27	$945,811

				2,961,854

Forest Products&Paper(g) – 0.1%
Mercer International, Inc.
601,000	5.500		01/15/26	556,893

Healthcare Providers & Services(g) – 0.6%
Centene Corp.
2,486,000	2.625		08/01/31	1,881,952
Encompass Health Corp.
641,000	4.500		02/01/28	552,734
Envision Healthcare Corp.
1,175,000	8.750	(c)	10/15/26	392,180
Select Medical Corp.
634,000	6.250	(c)	08/15/26	596,835
Tenet Healthcare Corp.
841,000	6.125	(c)	10/01/28	741,938

				4,165,639

Insurance(c)(g) – 0.5%
Acrisure LLC/Acrisure Finance, Inc.
1,449,000	7.000		11/15/25	1,324,792
GTCR AP Finance, Inc.
729,000	8.000		05/15/27	671,861
USI, Inc.
1,237,000	6.875		05/01/25	1,187,631

				3,184,284

Internet(g) – 0.6%
GrubHub Holdings, Inc.
1,720,000	5.500	(c)	07/01/27	1,190,722
Match Group Holdings II LLC
1,404,000	4.625	(c)	06/01/28	1,227,264
Prosus NV(c)
850,000	3.680		01/21/30	643,535
400,000	4.027		08/03/50	225,000
Tencent Holdings Ltd.
200,000	3.595		01/19/28	179,720
Twitter, Inc.
474,000	3.875	(c)	12/15/27	444,825
Uber Technologies, Inc.
222,000	8.000	(c)	11/01/26	221,996

				4,133,062

Lodging(g) – 0.2%
Hilton Domestic Operating Co., Inc.
110,000	5.375	(c)	05/01/25	107,639
1,584,000	4.875		01/15/30	1,382,531

				1,490,170

Machinery - Construction & Mining(c)(g) – 0.0%
The Manitowoc Co., Inc.
336,000	9.000		04/01/26	305,834

118                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Machinery-Diversified(c)(g) – 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC
$646,000	7.750%		04/15/26	$515,275

Media – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
1,334,000	4.250	(c)(g)	02/01/31	1,032,009
Cumulus Media New Holdings, Inc.
724,000	6.750	(c)(g)	07/01/26	612,844
DISH DBS Corp.
240,000	5.875		11/15/24	214,668
279,000	7.750		07/01/26	213,965
643,000	7.375	(g)	07/01/28	432,533
iHeartCommunications, Inc.
271,665	8.375	(g)	05/01/27	228,783
Nexstar Media, Inc.
784,000	5.625	(c)(g)	07/15/27	721,892
Scripps Escrow, Inc.
887,000	5.875	(c)(g)	07/15/27	771,690
UPC Holding B.V.
231,000	5.500	(c)(g)	01/15/28	193,931
Virgin Media Secured Finance PLC
1,454,000	5.500	(c)(g)	05/15/29	1,251,560

				5,673,875

Mining(c)(g) – 0.1%
Alcoa Nederland Holding B.V.
620,000	5.500		12/15/27	577,871
Novelis Corp.
491,000	4.750		01/30/30	402,851

				980,722

Multi-National(c)(g) – 0.2%
The African Export-Import Bank
550,000	2.634		05/17/26	476,454
850,000	3.798		05/17/31	689,137

				1,165,591

Oil Field Services – 1.1%
Occidental Petroleum Corp.
767,000	8.000	(g)	07/15/25	814,677
589,000	6.625	(g)	09/01/30	596,763
657,000	7.500		05/01/31	686,683
Petroleos de Venezuela SA
137,050,000	6.000	(i)	10/28/22	2,946,575
Qatar Energy(c)(g)
900,000	3.125		07/12/41	653,231
900,000	3.300		07/12/51	634,106
Reliance Industries Ltd.
310,000	3.625	(c)	01/12/52	203,108
Transocean, Inc.
531,000	11.500	(c)(g)	01/30/27	492,450
USA Compression Partners LP/USA Compression Finance Corp.
318,000	6.875	(g)	04/01/26	292,624

				7,320,217

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging(g) – 0.4%
ARD Finance SA
(PIK 5.750%, Cash 5.000%)(h)
EUR	236,165	5.000%		06/30/27	$157,388
(PIK 7.250%, Cash 6.500%)(h)
	$958,594	6.500	(c)	06/30/27	656,454
Berry Global, Inc.
	524,000	4.500	(c)	02/15/26	485,009
LABL, Inc.(c)
	231,000	6.750		07/15/26	209,365
	241,000	10.500		07/15/27	206,600
Sealed Air Corp.
	277,000	4.000	(c)	12/01/27	240,220
Trivium Packaging Finance B.V.(c)
	516,000	5.500		08/15/26	465,664
	353,000	8.500		08/15/27	312,168

					2,732,868

Pharmaceuticals(g) – 1.0%
AbbVie, Inc.
	3,825,000	3.200		11/21/29	3,356,055
CVS Health Corp.
	4,300,000	2.125		09/15/31	3,306,227

					6,662,282

Pipelines – 0.7%
Buckeye Partners LP(g)
	640,000	4.350		10/15/24	602,483
	1,049,000	3.950		12/01/26	911,969
Cheniere Energy Partners LP(g)
	710,000	4.000		03/01/31	596,620
	948,000	3.250		01/31/32	728,187
Galaxy Pipeline Assets Bidco Ltd.
	240,000	2.625	(c)	03/31/36	185,070
	1,894,399	2.940		09/30/40	1,446,610
	430,000	3.250	(c)	09/30/40	314,384
Global Partners LP/GLP Finance Corp.
	215,000	7.000	(g)	08/01/27	195,902

					4,981,225

Real Estate(g)(i) – 0.0%
Zhenro Properties Group Ltd.
	200,000	6.700		08/04/26	8,000

Real Estate Investment Trust(g) – 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
	1,288,000	4.625		08/01/29	1,037,510

Retailing(g) – 2.0%
CK Hutchison International 20 Ltd.
	200,000	2.500	(c)	05/08/30	165,816
CK Hutchison International 21 Ltd.
	230,000	2.500	(c)	04/15/31	186,861
Group 1 Automotive, Inc.
	314,000	4.000	(c)	08/15/28	253,530
LCM Investments Holdings II LLC
	474,000	4.875	(c)	05/01/29	368,156

The accompanying notes are an integral part of these financial statements.                119

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing(g) – (continued)
Lowe’s Cos., Inc.
$3,475,000	5.000%		04/15/33	$3,290,929
McDonald’s Corp.
3,471,000	4.600		09/09/32	3,318,797
Penske Automotive Group, Inc.
942,000	3.500		09/01/25	871,322
The Home Depot, Inc.
5,225,000	4.500		09/15/32	4,999,175

				13,454,586

Semiconductors(c)(g) – 0.5%
Broadcom, Inc.
3,875,000	4.150		04/15/32	3,260,347

Software(c)(g) – 0.7%
Camelot Finance SA
152,000	4.500		11/01/26	138,943
Castle U.S. Holding Corp.
574,000	9.500		02/15/28	427,670
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
1,713,000	5.750		03/01/25	1,705,395
MSCI, Inc.
2,795,000	3.625		11/01/31	2,247,040

				4,519,048

Telecommunication Services – 0.9%
Altice France SA
218,000	5.500	(c)(g)	01/15/28	172,595
Digicel International Finance Ltd./Digicel international Holdings Ltd.(h) (PIK 7.000%, Cash 6.000%)
640,241	13.000	(c)(g)	12/31/25	512,193
Sprint Capital Corp.
898,000	8.750		03/15/32	1,040,836
T-Mobile USA, Inc.
4,475,000	5.200	(g)	01/15/33	4,282,217

				6,007,841

Toys/Games/Hobbies(c)(g) – 0.1%
Mattel, Inc.
756,000	5.875		12/15/27	728,867

TOTAL CORPORATE OBLIGATIONS (Cost $198,001,316)				$137,928,110

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – 11.3%

Collateralized Loan Obligations(c) – 9.7%
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
$2,600,000	3.732	%(b)	04/15/33	$2,501,132
Barings CLO Ltd. IV Series 2020-4A, Class D1 (3M USD LIBOR + 3.700%)
1,000,000	6.410	(b)	01/20/32	921,629

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations(c) – (continued)
Birch Grove CLO Ltd. Series 2022-4A, Class D (3M TSFR LIBOR + 3.860%)
$1,400,000	4.568	%(b)	04/15/34	$1,248,534
Cathedral Lake VII Ltd. Series 2021-7RA, Class C (3M USD LIBOR + 2.570%)
400,000	5.082	(b)	01/15/32	361,158
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
810,000	6.792	(b)	01/15/32	719,811
CFIP CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.820%)
2,200,000	6.560	(b)	10/18/34	1,849,690
Crown City CLO I Series 2020-1A, Class A1AR (3M USD LIBOR + 1.190%)
2,000,000	3.900	(b)	07/20/34	1,906,958
Crown Point CLO 9, Ltd. Series 2020-9A, Class AR (3M USD LIBOR + 1.190%)
8,900,000	3.673	(b)	07/14/34	8,523,459
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
3,500,000	3.752	(b)	04/15/33	3,384,364
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
9,400,000	4.060	(b)	01/20/33	9,113,855
LCCM Trust Series 2021-FL2, Class A (1M USD LIBOR + 1.200%)
1,150,000	4.018	(b)	12/13/38	1,118,639
MAN GLG US. Ltd. Series CLO 2021-1A, Class A1 (3M USD LIBOR + 1.300%)
6,700,000	3.812	(b)	07/15/34	6,387,244
Marble Point CLO XIX Ltd. Series 2020-3A, Class D (3M USD LIBOR + 3.900%)
1,000,000	6.638	(b)	01/19/34	866,135
MF1 Trust Series 2021-FL6, Class A (1M USD LIBOR + 1.100%)
1,400,000	4.039	(b)	07/16/36	1,375,513
Ocean Trails CLO XI Series 21-11A, Class D (3M USD LIBOR + 3.700%)
3,000,000	6.410	(b)	07/20/34	2,550,729
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (3M USD LIBOR + 3.900%)
1,600,000	6.412	(b)	07/15/29	1,386,000
Stellar Jay Ireland DAC Series 2021-1, Class A
2,176,561	3.967		10/15/41	1,864,394
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3M USD LIBOR + 3.720%)
1,400,000	6.460	(b)	04/18/36	1,236,066
Tikehau US CLO I Ltd. Series 2021-1A, Class E (3M USD LIBOR + 6.910%)
1,000,000	9.650	(b)	01/18/35	803,155
Tralee CLO VII Ltd. Series 2021-7A, Class D (3M USD LIBOR +3.180%)
2,150,000	5.963	(b)	04/25/34	1,785,975

120                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations(c) – (continued)
Venture CLO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
$6,200,000	3.792	%(b)	04/15/33	$5,997,917
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
3,900,000	3.572	(b)	04/15/31	3,782,801
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
6,000,000	4.143	(b)	07/28/32	5,790,870

				65,476,028

Home Equity(b) – 0.3%
Lehman XS Trust Series 2007-3, Class 1BA2 (6M USD LIBOR + 0.500%)
85,386	4.095		03/25/37	78,559
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.340%)
689,281	3.424		11/25/36	139,488
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-BC3, Class 2A4 (1M USD LIBOR + 0.260%)
247,000	3.344		05/25/47	201,824
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1 (1M USD LIBOR + 0.430%)
2,343,065	3.514		03/25/37	1,830,494

				2,250,365

Student Loan(b) – 1.3%
SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
8,859,038	3.783		10/25/21	8,639,443

TOTAL ASSET-BACKED SECURITIES (Cost $80,823,006)				$76,365,836

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – 3.3%

Aerospace & Defense – 0.3%
ADS Tactical, Inc. (1M USD LIBOR + 5.750%)
$2,220,000	8.802%		03/19/26	$2,027,149

Building & Construction Materials(b) – 0.2%
KKR Apple Bidco LLC (1M USD LIBOR + 2.750%)
1,488,750	5.865		09/23/28	1,418,347

Chemicals(b) – 0.5%
Momentive Performance Materials, Inc. (1M USD LIBOR + 3.250%)
2,263,950	6.370		05/15/24	2,193,202
Starfruit Finco B.V. (1M USD LIBOR + 2.750%)
1,294,580	5.865		10/01/25	1,212,050

				3,405,252

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Consumer Cyclical Services – 0.5%
Asurion LLC (1M USD LIBOR + 3.250%)
	$2,634,306	6.365	%(b)	12/23/26	$2,227,648
The Hertz Corp.
(1M USD LIBOR + 3.250%)
	1,038,637	6.370		06/30/28	980,868
(1M USD LIBOR + 3.250%)
	198,220	6.370		06/30/28	187,195

					3,395,711

Food & Drug Retailing(b) – 0.1%
B&G Foods, Inc. (1M USD LIBOR + 2.500%)
	454,208	5.615		10/10/26	428,659

Health Care(b) – 0.1%
Sotera Health Holdings LLC (1M USD LIBOR + 2.750%)
	850,000	5.865		12/11/26	743,750

Media(b) – 0.0%
Diamond Sports Group LLC (1M TSFR + 2.250%)
	199,844	10.695		05/26/26	191,101

Media - Cable(b) – 0.3%
CSC Holdings LLC (1M USD LIBOR + 2.250%)
	1,928,753	5.068		07/17/25	1,833,531

Media - Non Cable – 0.3%
CMG Media Corp (1M USD LIBOR + 3.500%)
	486,338	6.615		12/17/26	454,322
Getty Images, Inc. (3M USD LIBOR + 4.500%)
	630,288	7.625	(b)	02/19/26	623,758
iHeartCommunications, Inc. (1M USD LIBOR + 3.000%)
	1,300,000	6.115		05/01/26	1,218,282

					2,296,362

Restaurants – 0.2%
IRB Holding Corp. (1M USD LIBOR + 2.750%)
	1,329,124	5.865		02/05/25	1,282,392

Technology - Software – 0.7%
Camelot U.S. Acquisition LLC (1M USD LIBOR + 3.000%)
	2,507,991	6.115		10/30/26	2,422,419
Travelport Finance (Luxembourg) S.a.r.l. (3M USD LIBOR + 1.500%)
	2,027,176	7.250	(b)	02/28/25	2,002,687

					4,425,106

Technology - Software/Services(b) – 0.1%
The Ultimate Software Group, Inc. (1M USD LIBOR + 3.750%)
	897,250	6.865		05/04/26	853,509

TOTAL BANK LOANS (Cost $23,639,367)					$22,300,869

Sovereign Debt Obligations – 2.2%

Euro – 0.3%
Republic of Ivory Coast
EUR	530,000	4.875%		01/30/32	$346,977

The accompanying notes are an integral part of these financial statements.                121

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

Euro – (continued)
Republic of Romania
EUR	1,620,000	3.624	%(c)	05/26/30	$1,188,082
	230,000	2.000	(c)	01/28/32	138,177
	120,000	3.375		01/28/50	60,258
	200,000	3.375	(c)	01/28/50	100,431
Ukraine Government Bond
	1,550,000	4.375	(c)	01/27/32	275,713

					2,109,638

United States Dollar – 1.9%
Hungary Government Bond
	$430,000	5.500	(c)	06/16/34	362,893
Kingdom of Bahrain
	700,000	5.625	(c)	05/18/34	543,375
Perusahaan Penerbit SBSN Indonesia III(c)
	1,730,000	4.400		06/06/27	1,660,800
	1,020,000	2.550		06/09/31	828,862
	780,000	4.700		06/06/32	733,286
Republic of Indonesia
	560,000	3.050		03/12/51	371,062
	200,000	3.350		03/12/71	123,522
Republic of Ivory Coast
	566,000	6.125		06/15/33	428,851
Republic of Nigeria
	1,030,000	7.875		02/16/32	654,050
	210,000	7.375		09/28/33	126,525
	590,000	7.696		02/23/38	348,100
Republic of Oman
	1,410,000	4.750		06/15/26	1,307,775
	1,110,000	5.375		03/08/27	1,037,850
Republic of Qatar
	470,000	3.750	(c)	04/16/30	440,037
	440,000	4.625		06/02/46	402,600
	480,000	4.400	(c)	04/16/50	420,000
Republic of Romania
	1,660,000	4.000	(c)	02/14/51	917,461
Republic of South Africa
	370,000	5.000		10/12/46	223,341
United Mexican States(g)
	1,520,000	2.659		05/24/31	1,165,840
	540,000	3.771		05/24/61	319,208

					12,415,438

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $20,651,022)					$14,525,076

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Debt Obligations – 1.3%

Illinois – 1.3%
Illinois State GO Bonds Build America Series 2010
	$4,150,714	7.350	%(g)	07/01/35	$4,402,281

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)

Illinois – (continued)
Illinois State GO Bonds Taxable-Pension Series 2003
$4,280,000	5.100%		06/01/33	$4,076,958

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,772,529)				$8,479,239

U.S. Treasury Obligations – 18.5%

United States Treasury Bonds
$47,420,000	3.000	%(k)	02/15/47	$39,625,337
10,000	2.750		11/15/47	7,994
57,700,000	2.375		11/15/49	43,410,234
2,000,000	2.000		02/15/50	1,373,438
47,570,000	2.875		05/15/52	39,877,039

TOTAL U.S. TREASURY OBLIGATIONS (Cost $168,792,827)				$124,294,042

Shares	Dividend Rate			Value

Investment Company(l) – 12.3%

Goldman Sachs Financial Square Government Fund - Institutional Shares
83,166,914	2.911%			$83,166,914
(Cost $83,166,914)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT – 103.2%
(Cost $812,087,505)				$695,256,494

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 9.0%

Certificates of Deposit – 2.7%
Cooperatieve Rabobank UA
$3,953,000	1.500%		10/17/22	$3,949,991
Landesbank Baden-Wuerttemberg (SOFR + 0.400%)
5,000,000	3.360	(b)	10/12/22	5,000,508
Nordea Bank Abp (SOFR + 0.530%)
2,000,000	3.490	(b)	09/11/23	1,999,656
Royal Bank of Canada (FEDL01 + 0.430%)
3,290,000	3.510	(b)(c)	12/23/22	3,291,280
Svenska Handelsbanken AB (SOFR + 0.510%)
3,952,000	3.470	(b)	03/28/23	3,955,677

				18,197,112

Commercial Paper(m) – 6.3%
Alimentation Couchetard, Inc.
2,047,000	0.000		10/03/22	2,046,423
400,000	0.000		10/03/22	399,887
At&T, Inc.
2,961,000	0.000		12/28/22	2,931,792

122                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(m) – (continued)
Bank of Montreal
$1,395,000	0.000%	07/12/23	$1,346,341
Enbridge U.S., Inc
5,000,000	0.000	01/19/23	4,933,277
Entergy Corp.
1,748,000	0.000	06/07/22	1,745,245
Federation Des Caisses
7,598,000	0.000	10/06/22	7,594,252
National Bank of Canada
7,000,000	0.000	10/05/22	6,997,021
Natixis Ny
3,602,000	0.000	11/01/22	3,591,978
Raytheon Technologies Corp.
1,700,000	0.000	10/24/22	1,696,061
Suncor Energy, Inc.
2,752,000	0.000	12/22/22	2,726,436
TransCanada PipeLines Ltd.
5,000,000	0.000	05/09/22	4,998,616
Vw Cr, Inc.
1,365,000	0.000	06/13/22	1,362,792

			42,370,121

TOTAL SHORT-TERM INVESTMENTS
(Cost $60,627,964)			$60,567,233

TOTAL INVESTMENTS – 114.4%
(Cost $893,366,491)			$770,348,803

LIABILITIES IN EXCESS OF OTHER ASSETS – (14.4)%			(97,045,763)

NET ASSETS – 100.0%			$673,303,040

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2022.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.
(f)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $125,570,138 which represents approximately 18.7% of net assets as of September 30, 2022.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(h)	Pay-in-kind securities.
(i)	Security is currently in default and/or non-income producing.
(j)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(l)	Represents an Affiliated Issuer.
(m)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	3,106,038	USD	573,228	10/04/22	$1,945
	CLP	530,997,078	USD	542,526	10/27/22	3,719
	CNH	63,880,437	USD	8,806,000	10/11/22	143,129
	CNH	67,928,963	USD	9,492,089	10/24/22	26,052
	CZK	14,260,092	EUR	577,589	10/11/22	1,040
	CZK	30,134,972	EUR	1,216,159	10/26/22	3,239
	EUR	1,406,500	CHF	1,352,807	10/26/22	6,708
	EUR	1,835,579	CZK	45,208,100	10/26/22	6,053

The accompanying notes are an integral part of these financial statements.                123

GOLDMAN SACHS STRATEGIC INCOME FUND

    Schedule of Investments (continued)

    September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	EUR	1,378,212	NOK	13,993,679	12/21/22	$71,879
	EUR	1,388,708	NZD	2,342,404	12/21/22	58,524
	EUR	7,394,158	PLN	35,637,213	10/26/22	101,829
	EUR	1,378,892	SGD	1,949,836	12/21/22	1,239
	EUR	162,905	USD	157,204	10/05/22	2,506
	EUR	4,755,992	USD	4,572,086	10/14/22	93,591
	EUR	3,925,232	USD	3,830,207	10/27/22	24,092
	EUR	225,843	USD	221,191	12/05/22	1,224
	EUR	225,843	USD	221,191	12/06/22	1,249
	GBP	5,180,177	USD	5,537,200	10/03/22	247,097
	GBP	2,505,650	USD	2,677,876	10/13/22	120,607
	GBP	4,610,856	USD	4,990,714	10/26/22	160,528
	GBP	14,747,098	USD	16,144,309	10/27/22	331,502
	GBP	2,240,426	USD	2,482,390	12/15/22	22,035
	GBP	4,196,627	USD	4,550,329	12/21/22	141,501
	ILS	159,200	USD	44,621	10/24/22	118
	INR	149,991,336	USD	1,832,217	10/03/22	8,538
	INR	342,370,940	USD	4,173,738	10/27/22	13,106
	SEK	19,692,228	EUR	1,806,213	10/26/22	3,103
	SEK	60,277,811	USD	5,295,958	10/20/22	140,534
	SEK	23,516,658	USD	2,099,702	10/24/22	21,673
	SEK	1,538,320	USD	137,756	12/21/22	1,622
	TWD	546,212,284	USD	17,160,317	10/03/22	24,391
	TWD	135,636,211	USD	4,254,311	10/17/22	6,916
	TWD	144,717,787	USD	4,540,745	10/26/22	6,072
	USD	4,598,584	AUD	6,594,726	10/05/22	380,070
	USD	3,880,036	AUD	5,844,294	12/21/22	136,071
	USD	5,151,774	BRL	27,346,700	10/03/22	86,371
	USD	11,758,732	BRL	60,983,029	10/04/22	465,953
	USD	325,196	BRL	1,754,186	10/31/22	2,430
	USD	897,450	BRL	4,878,985	11/03/22	295
	USD	5,718,926	CAD	7,391,048	10/11/22	368,462
	USD	11,332,353	CAD	14,886,825	12/21/22	550,569
	USD	3,596,561	CHF	3,405,001	10/13/22	141,653
	USD	5,536,029	CHF	5,358,129	12/21/22	58,197
	USD	1,659,050	CLP	1,532,787,783	10/27/22	82,249
	USD	7,215,169	CNH	50,797,514	10/11/22	98,851
	USD	7,322,254	CNH	51,691,372	10/26/22	79,092
	USD	4,877,688	CNH	33,690,246	12/21/22	150,496
	USD	3,427,666	COP	15,089,691,779	10/28/22	173,000
	USD	5,771,259	EUR	5,821,285	10/07/22	63,396
	USD	18,952,864	EUR	18,751,881	10/11/22	561,050
	USD	19,292,361	EUR	19,371,547	10/14/22	288,676
	USD	5,025,059	EUR	4,994,026	12/21/22	97,996
	USD	17,065,813	GBP	14,882,240	10/03/22	447,982
	USD	5,234,811	GBP	4,591,285	10/07/22	107,645
	USD	7,869,429	GBP	6,907,917	10/13/22	154,191
	USD	1,320,878	GBP	1,156,606	10/21/22	28,867
	USD	1,324,835	GBP	1,171,011	10/26/22	16,583
	USD	1,244,547	GBP	1,085,927	12/15/22	30,661
	USD	16,456,610	GBP	14,142,242	12/21/22	645,583
	USD	2,389,316	HUF	1,034,095,952	10/24/22	11,010
	USD	23,514	HUF	9,402,147	12/21/22	2,231
	USD	200,831	IDR	2,972,353,140	11/15/22	7,100

124                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	12,608,376	ILS	43,074,950	10/06/22	$522,149
	USD	581,886	ILS	2,059,004	10/24/22	3,258
	USD	1,837,694	ILS	6,196,153	12/21/22	87,208
	USD	1,132,954	INR	90,593,237	10/14/22	24,099
	USD	8,453,850	INR	684,323,416	10/19/22	80,651
	USD	4,500,955	INR	364,571,078	10/27/22	42,627
	USD	4,177,210	KRW	5,819,885,062	10/06/22	124,890
	USD	4,944,410	KRW	6,994,742,735	10/17/22	83,280
	USD	2,057,634	KRW	2,852,399,689	12/12/22	74,669
	USD	1,692,000	KRW	2,353,907,016	12/21/22	54,415
	USD	1,403,046	MXN	28,476,226	12/14/22	8,368
	USD	1,338,434	MXN	26,940,844	12/21/22	20,519
	USD	4,154,203	NOK	43,357,957	10/07/22	172,347
	USD	2,664,267	NOK	26,897,438	10/13/22	193,934
	USD	5,717,095	NOK	61,028,085	10/19/22	111,752
	USD	1,158,456	NOK	12,284,461	10/24/22	30,086
	USD	6,319,563	NOK	64,686,977	12/21/22	366,352
	USD	5,032,799	NZD	8,352,298	10/03/22	358,349
	USD	20,576,917	NZD	35,619,619	10/13/22	641,366
	USD	7,308,833	NZD	12,249,289	10/14/22	453,155
	USD	3,247,854	NZD	5,609,419	10/19/22	108,352
	USD	3,227,531	NZD	5,647,474	10/25/22	66,703
	USD	4,429,572	NZD	7,572,097	10/27/22	191,541
	USD	4,245,640	NZD	7,483,177	10/28/22	57,370
	USD	15,301,526	NZD	25,280,645	12/21/22	1,146,337
	USD	3,743,650	PLN	17,860,506	10/20/22	152,353
	USD	549,338	PLN	2,576,841	12/21/22	36,866
	USD	1,441,396	SEK	15,856,334	10/20/22	11,304
	USD	13,757,734	SEK	144,068,413	12/21/22	704,532
	USD	1,432,912	SGD	2,048,204	10/19/22	6,578
	USD	9,567,922	SGD	13,549,966	10/26/22	131,343
	USD	2,161,959	SGD	3,025,369	12/21/22	53,078
	USD	2,187,143	TRY	43,037,154	12/21/22	92,638
	USD	5,561,370	TWD	170,979,281	10/03/22	182,089
	USD	22,118,660	TWD	681,336,869	10/06/22	706,824
	USD	7,954,000	TWD	251,216,529	10/17/22	61,635
	USD	1,520,474	TWD	48,364,751	10/24/22	946
	USD	10,686,150	TWD	336,577,948	10/26/22	111,373
	USD	3,131,250	TWD	98,175,647	12/21/22	39,386
	USD	3,465,666	ZAR	61,983,427	10/11/22	44,635
	USD	2,668,232	ZAR	48,028,178	10/12/22	17,680
	USD	1,158,456	ZAR	20,766,544	10/13/22	12,512
	USD	5,519,382	ZAR	97,990,856	10/14/22	112,541
	USD	6,085,255	ZAR	107,883,888	10/20/22	135,923
	USD	1,173,854	ZAR	20,951,749	10/27/22	19,220
	USD	599,622	ZAR	10,444,221	10/31/22	24,213
	USD	693,239	ZAR	12,262,210	12/21/22	20,708
	ZAR	15,730,590	USD	866,416	10/11/22	1,797
	ZAR	26,608,027	USD	1,461,578	10/31/22	4,353

TOTAL						$14,742,395

The accompanying notes are an integral part of these financial statements.                125

GOLDMAN SACHS STRATEGIC INCOME FUND

    Schedule of Investments (continued)

    September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	6,766,180	USD	4,584,716	10/05/22	$(256,526)
	AUD	22,140,596	USD	15,141,131	12/21/22	(957,446)
	AUD	185,854	USD	120,388	12/22/22	(1,323)
	BRL	27,346,700	USD	5,152,956	10/03/22	(87,552)
	BRL	57,876,991	USD	11,147,326	10/04/22	(429,719)
	BRL	15,223,187	USD	2,834,955	10/31/22	(33,923)
	BRL	4,124,073	USD	763,208	11/03/22	(4,867)
	BRL	2,029,732	USD	373,937	11/16/22	(1,726)
	CAD	8,508,807	USD	6,571,446	10/11/22	(411,824)
	CAD	9,014,925	USD	6,942,964	12/21/22	(413,904)
	CHF	4,698,984	EUR	4,927,565	10/26/22	(64,613)
	CHF	2,675,590	EUR	2,795,917	12/21/22	(23,063)
	CHF	3,562,000	USD	3,675,132	10/13/22	(60,930)
	CHF	11,493,891	USD	12,022,943	12/21/22	(272,273)
	CLP	281,278,984	USD	310,943	10/27/22	(21,587)
	CNH	30,930,504	USD	4,425,915	10/11/22	(92,803)
	CNH	19,496,968	USD	2,763,959	10/24/22	(32,063)
	CNH	30,292,874	USD	4,263,152	10/26/22	(18,417)
	CNH	21,211,908	USD	3,035,200	12/21/22	(58,885)
	COP	5,621,827,222	USD	1,295,287	10/28/22	(82,726)
	CZK	68,105,295	EUR	2,761,521	10/26/22	(5,436)
	EUR	4,069,964	CZK	100,929,310	10/26/22	(14,034)
	EUR	8,287,507	SEK	90,313,142	10/26/22	(10,505)
	EUR	3,079,779	USD	3,064,054	10/07/22	(44,282)
	EUR	9,625,559	USD	9,767,627	10/11/22	(326,897)
	EUR	28,141,359	USD	28,139,268	10/14/22	(532,310)
	EUR	3,220,085	USD	3,186,201	10/26/22	(24,534)
	EUR	3,297,803	USD	3,368,766	12/21/22	(115,184)
	GBP	9,702,063	USD	11,271,363	10/03/22	(437,831)
	GBP	4,567,013	USD	5,244,664	10/07/22	(144,603)
	GBP	10,461,595	USD	12,051,036	10/13/22	(366,806)
	GBP	4,250,526	USD	4,834,774	10/21/22	(86,633)
	GBP	2,254,749	USD	2,561,394	10/24/22	(42,507)
	GBP	1,097,823	USD	1,239,991	10/26/22	(13,505)
	GBP	4,489,881	USD	5,139,104	12/21/22	(119,417)
	HUF	1,519,516,622	USD	3,692,579	10/24/22	(197,859)
	ILS	39,180,798	USD	11,455,963	10/06/22	(462,381)
	ILS	25,971,529	USD	7,419,047	10/24/22	(120,445)
	INR	145,973,760	USD	1,832,000	10/03/22	(40,550)
	INR	398,852,291	USD	4,963,700	10/14/22	(81,760)
	INR	197,160,982	USD	2,464,512	10/19/22	(52,103)
	INR	133,583,317	USD	1,646,534	10/27/22	(12,948)
	JPY	72,133,500	USD	529,499	10/06/22	(30,827)
	JPY	455,072,442	USD	3,209,851	12/21/22	(35,112)
	KRW	9,226,777,645	USD	6,654,744	10/06/22	(230,241)
	KRW	7,068,834,576	USD	5,049,146	10/13/22	(134,048)
	KRW	10,188,907,751	USD	7,201,641	10/17/22	(120,666)
	KRW	4,582,010,518	USD	3,185,494	10/31/22	(6,346)
	MXN	17,504,276	USD	862,449	12/14/22	(5,144)
	MXN	28,292,149	USD	1,391,645	12/21/22	(7,627)
	NOK	43,069,308	USD	4,141,839	10/07/22	(186,492)
	NOK	26,736,904	USD	2,755,975	10/13/22	(300,386)
	NOK	58,528,990	USD	5,659,780	10/19/22	(283,977)
	NOK	65,992,662	USD	6,299,105	10/24/22	(237,449)

126                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	NOK	20,712,852	USD	1,980,906	10/27/22	$(78,296)
	NOK	2,008,178	USD	188,173	11/04/22	(3,677)
	NOK	99,914,070	USD	10,138,873	12/21/22	(943,674)
	NZD	4,659,819	AUD	4,129,544	12/21/22	(36,330)
	NZD	2,318,506	CAD	1,836,698	12/21/22	(32,046)
	NZD	21,963,425	USD	13,403,918	10/03/22	(1,111,861)
	NZD	13,284,889	USD	7,923,079	10/13/22	(487,805)
	NZD	8,816,047	USD	5,345,031	10/14/22	(410,868)
	NZD	29,267,936	USD	17,011,593	10/19/22	(630,798)
	NZD	5,623,226	USD	3,282,064	10/25/22	(134,807)
	NZD	14,216,483	USD	8,385,774	10/27/22	(428,943)
	NZD	15,076,399	USD	8,640,290	10/28/22	(202,159)
	NZD	6,336,400	USD	3,891,975	12/21/22	(344,086)
	PLN	10,837,711	EUR	2,269,369	10/26/22	(51,306)
	PLN	22,656,999	USD	4,749,018	10/20/22	(193,268)
	SEK	14,915,268	EUR	1,381,590	12/21/22	(11,679)
	SEK	56,437,207	USD	5,240,224	10/20/22	(150,118)
	SEK	32,447,997	USD	2,997,505	10/24/22	(70,459)
	SEK	16,212,705	USD	1,522,284	12/21/22	(53,344)
	SGD	5,247,131	USD	3,658,193	10/26/22	(3,944)
	SGD	14,618,531	USD	10,479,234	12/21/22	(289,155)
	TRY	59,209,900	USD	3,159,920	10/17/22	(43,797)
	TWD	85,112,824	USD	2,820,982	10/03/22	(143,197)
	TWD	704,594,315	USD	22,832,785	10/06/22	(690,056)
	TWD	172,398,465	USD	5,510,284	10/17/22	(94,114)
	TWD	73,861,426	USD	2,341,833	10/26/22	(21,217)
	USD	539,885	BRL	2,941,348	10/31/22	(1,316)
	USD	573,228	BRL	3,122,375	11/03/22	(919)
	USD	545,170	CLP	536,338,630	10/27/22	(6,569)
	USD	3,636,788	CNH	26,068,499	10/24/22	(15,905)
	USD	2,207,200	CNH	16,007,910	10/26/22	(35,880)
	USD	6,598,800	CNH	47,800,407	12/21/22	(108,237)
	USD	6,506,032	EUR	6,662,604	10/11/22	(28,638)
	USD	1,539,956	EUR	1,576,806	10/14/22	(6,907)
	USD	4,051,379	EUR	4,208,065	10/26/22	(80,344)
	USD	2,130,408	EUR	2,211,600	12/21/22	(51,537)
	USD	1,239,308	GBP	1,147,821	10/07/22	(42,483)
	USD	5,538,811	GBP	5,180,177	10/21/22	(247,818)
	USD	8,187,549	GBP	7,578,865	10/24/22	(279,164)
	USD	5,937,110	GBP	5,430,564	10/26/22	(129,908)
	USD	8,192,373	GBP	7,556,767	10/27/22	(250,228)
	USD	1,134,338	GBP	1,045,988	12/15/22	(34,903)
	USD	4,062,618	GBP	3,770,229	12/21/22	(152,498)
	USD	3,615,140	INR	295,965,096	10/03/22	(17,066)
	USD	3,797,880	KRW	5,472,745,166	10/17/22	(5,508)
	USD	2,333,067	NOK	25,582,080	10/27/22	(16,812)
	USD	6,541,245	SEK	73,752,828	10/20/22	(110,568)
	USD	2,192,206	SEK	24,885,065	12/21/22	(62,485)
	USD	1,442,288	SGD	2,085,764	10/26/22	(10,297)
	USD	14,453,286	TWD	460,345,827	10/03/22	(29,927)
	USD	1,384,500	TWD	44,072,789	10/26/22	(201)
	USD	7,211,269	TWD	229,123,656	12/21/22	(4,565)
	USD	2,859,939	ZAR	51,979,388	10/13/22	(8,399)
	ZAR	127,841,507	USD	7,267,525	10/11/22	(211,612)

The accompanying notes are an integral part of these financial statements.                127

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	ZAR	52,274,042	USD	2,956,689	10/12/22	$ (71,819)
	ZAR	35,290,747	USD	1,983,856	10/13/22	(36,434)
	ZAR	44,255,408	USD	2,580,490	10/14/22	(138,610)
	ZAR	240,391,873	USD	13,516,165	10/20/22	(259,588)
	ZAR	35,413,124	USD	1,980,879	10/27/22	(29,290)

FORWARD SALES CONTRACTS — At September 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	3.000%	TBA-30yr	11/14/22	$(12,000,000)	$(10,426,874)
UMBS, 30 Year, Single Family	3.000	TBA-30yr	11/14/22	(5,000,000)	(4,346,875)

(PROCEEDS RECEIVABLE: $(15,876,523))					$(14,773,749)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	325	12/20/22	$36,420,313	$(102,916)
30 Year German Euro-Buxl	2	12/08/22	287,429	(24,798)

Total				$(127,714)

Short position contracts:
10 Year German Euro-Bund	(12)	12/08/22	(1,628,726)	79,525
10 Year U.K. Long Gilt	(143)	12/28/22	(15,391,864)	2,057,522
10 Year U.S. Treasury Notes	(708)	12/20/22	(83,886,937)	2,121,948
2 Year U.S. Treasury Notes	(583)	12/30/22	(119,742,735)	1,161,061
20 Year U.S. Treasury Bonds	(539)	12/20/22	(68,132,969)	3,252,145
5 Year German Euro-Bobl	(19)	12/08/22	(2,229,859)	(18,656)
5 Year U.S. Treasury Notes	(1,210)	12/30/22	(130,084,454)	717,533
Ultra Long U.S. Treasury Bonds	(949)	12/20/22	(130,013,000)	9,983,012

Total				$19,354,090

TOTAL FUTURES CONTRACTS				$19,226,376

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund		Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(b)	1.250	%(c)	12/15/22	NZD	28,120	$ (44,332)	$(8,307)	$(36,025)

128                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Avg(d)	12.400%	01/02/23	BRL	25,920	$27,728	$(257)	$27,985
5.800%(d)	1M BID Avg	01/02/23		67,660	673,096	7,207	665,889
12M SOFR(e)	3.500	03/16/24		$7,390	(76,454)	13,504	(89,958)
3.000(b)	3M KWCDC	06/15/24	KRW	15,125,190	216,552	14,138	202,414
3.250(b)	3M AUDOR	08/15/24	AUD	32,100	239,288	82,501	156,787
2.000(e)	12M GBP	09/21/24	GBP	20,500	1,426,448	1,449,940	(23,492)
9.200(d)	Mexico IB TIIE 28D	12/18/24	MXN	233,440	176,266	1,796	174,470
3M CNRR (b)	2.500	12/21/24	CNY	121,190	75,788	134,382	(58,594)
12M GBP(e)	2.750	12/21/24	GBP	13,780	(827,059)	(440,791)	(386,268)
3M STIBOR(b)	3.000(e)	12/21/24	SEK	944,290	(767,011)	(581,042)	(185,969)
12M SOFR(e)	3.250	12/21/24		$36,690	(689,776)	(525,756)	(164,020)
12M SOFR(e)	3.600	12/21/24		21,760	(264,865)	(125,179)	(139,686)
3.250(b)	3M AUDOR	12/21/24	AUD	27,980	302,845	239,032	63,813
3.750(b)	3M HIBOR	12/21/24	HKD	177,820	327,371	159,690	167,681
8.750(b)	3M JIBAR	12/21/24	ZAR	189,000	(69,992)	(163,843)	93,851
3M NZDOR(b)	4.000(c)	12/21/24	NZD	24,200	(192,181)	(146,120)	(46,061)
1.500(e)	6M EURO(c)	12/21/24	EUR	34,310	1,010,538	808,248	202,290
3.750(e)	6M NIBOR(c)	12/21/24	NOK	649,930	(84,317)	47,587	(131,904)
7.500(e)	6M WIBOR(c)	12/21/24	PLN	16,025	6,515	(34,263)	40,778
1M BID Avg(d)	12.060	01/02/25	BRL	10,370	10,427	(118,455)	128,882
1.500(e)	6M EURO(c)	12/21/25	EUR	4,320	188,046	158,555	29,491
2.350(e)	6M EURO(c)	09/09/27		34,190	693,587	292,014	401,573
12M EURO(e)	1.500	12/21/27		7,110	(417,141)	(365,343)	(51,798)
1.500(e)	12M CHFOR	12/21/27	CHF	17,130	211,294	219,848	(8,554)
0.000(e)	12M JYOR	12/21/27	JPY	8,711,620	886,210	841,304	44,906
2.750(e)	12M SOFR	12/21/27		$10,060	477,998	431,918	46,080
3M CNRR (b)	2.500	12/21/27	CNY	59,420	(35,198)	36,769	(71,967)
3M AUDOR(c)	3.750	12/21/27	AUD	1,200	(19,484)	(9,379)	(10,105)
3M NZDOR(b)	4.000(c)	12/21/27	NZD	29,320	(366,356)	(200,962)	(165,394)
6M WIBOR(c)	6.500(e)	12/21/27	PLN	5,425	(22,870)	16,925	(39,795)
1.500(e)	6M EURO(c)	12/21/27	EUR	190	13,681	10,692	2,989
6.750(e)	6M WIBOR(c)	12/21/27	PLN	5,425	11,864	4,873	6,991
1.250(e)	6M EURO(c)	12/19/28	EUR	2,630	231,497	(49,020)	280,517
12M SOFR(e)	2.500	06/04/29		$47,680	(621,666)	(32,421)	(589,245)
2.350(e)	6M EURO(c)	07/04/29	EUR	10,830	366,939	303,980	62,959
2.570(e)	12M SOFR	06/04/31		$125,730	1,196,409	122,002	1,074,407
1.755(e)	12M EURO	05/17/32	EUR	27,360	1,336,757	(232,455)	1,569,212
6M EURO(c)	2.129(e)	05/17/32		27,360	(1,188,174)	(209,066)	(979,108)
0.500(e)	12M JYOR	05/26/32	JPY	9,514,970	847,577	(243,078)	1,090,655
6M EURO(c)	2.000(e)	05/26/32	EUR	40,530	(1,966,786)	(1,116,901)	(849,885)
2.680(e)	12M SOFR	07/28/32		$25,460	547,922	(170,552)	718,474
2.500(e)	12M GBP	08/25/32	GBP	7,490	360,952	(141,496)	502,448
6M EURO(c)	2.500(e)	08/30/32	EUR	10,990	(316,175)	(317,439)	1,264
6M EURO(c)	2.750(e)	09/08/32		6,500	(123,273)	13,777	(137,050)
2.750(e)	3M STIBOR(b)	09/08/32	SEK	75,900	66,386	9,019	57,367
6M EURO(c)	2.650(e)	09/09/32	EUR	50,480	(1,155,841)	(472,197)	(683,644)
3.000(b)	12M SOFR	10/04/32		$15,920	120,084	120,090	(6)
6M EURO(c)	3.200(b)	10/04/32	EUR	13,650	10,997	10,998	(1)
Mexico IB TIIE 28D(d)	8.600	12/08/32	MXN	34,910	(65,209)	2,077	(67,286)
1.750(e)	12M CHFOR	12/21/32	CHF	2,380	79,577	79,577	—
0.250(e)	12M JYOR	12/21/32	JPY	6,544,740	1,357,031	1,204,419	152,612
2.500(e)	12M SOFR	12/21/32		$27,530	2,379,220	2,021,218	358,002

The accompanying notes are an integral part of these financial statements.                129

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(c)	2.000%(e)	12/21/32	EUR	190	$(18,601)	$(16,216)	$(2,385)
12M GBP(e)	2.250	12/21/32	GBP	10	(1,919)	(996)	(923)
12M SOFR(e)	2.500	12/21/32		$22,950	(1,983,404)	(1,492,307)	(491,097)
3M STIBOR(b)	3.000(e)	12/21/32	SEK	9,750	(13,437)	(9,123)	(4,314)
6M CDOR(c)	3.250	12/21/32	CAD	1,420	(36,357)	(45,813)	9,456
6M NIBOR(c)	3.500(e)	12/21/32	NOK	3,880	(724)	339	(1,063)
3.750%(b)	3M KWCDC	12/21/32	KRW	4,628,850	20,629	(96,173)	116,802
4.000(c)	3M NZDOR(b)	12/21/32	NZD	1,010	20,449	10,016	10,433
6M WIBOR(c)	6.250(e)	12/21/32	PLN	10,925	(95,583)	37,840	(133,423)
3.750(c)	6M AUDOR	12/21/32	AUD	1,770	66,840	80,554	(13,714)
2.000(e)	6M EURO(c)	12/21/32	EUR	15,820	1,548,785	842,574	706,211
3M JIBAR(b)	9.500	12/21/32	ZAR	45,650	(41,143)	50,911	(92,054)
12M SOFR(e)	2.730	06/04/33		$79,810	(598,687)	(68,109)	(530,578)
12M GBP(e)	3.800	07/31/35	GBP	17,450	(882,197)	(50,832)	(831,365)
6M EURO(c)	2.855(e)	07/04/37	EUR	16,180	(295,978)	(301,382)	5,404
12M SOFR(e)	2.940	07/12/37		$12,270	(298,147)	15,107	(313,254)
12M SOFR(e)	2.910	07/28/37		59,800	(813,848)	123,024	(936,872)
6M EURO(c)	2.152(e)	08/09/37	EUR	28,040	(900,622)	(354,460)	(546,162)
12M SOFR(e)	2.720	08/11/37		$62,090	(1,226,426)	(587,562)	(638,864)
1.451(e)	6M EURO(c)	08/10/42	EUR	63,670	1,097,250	420,821	676,429
2.000(e)	6M EURO(c)	12/21/42		620	81,598	55,786	25,812
2.750(e)	12M SOFR	07/12/47		$7,240	216,021	(19,261)	235,282
2.080(e)	12M SOFR	07/28/47		43,020	170,299	50,564	119,735
6M EURO(c)	1.051(e)	08/11/47	EUR	35,130	(273,440)	(103,332)	(170,108)
12M EURO(e)	1.355	05/17/52		8,790	(763,571)	(255,475)	(508,096)
1.328(e)	6M EURO(c)	05/17/52		8,790	672,576	(18,644)	691,220
1.560(e)	6M EURO(c)	07/06/52		6,920	(37,437)	(171,901)	134,464
2.170(e)	12M SOFR	08/11/52		$27,790	501,674	298,627	203,047
1.800(e)	6M EURO(c)	09/09/52	EUR	10,720	178,407	30,188	148,219
2.500(e)	12M SOFR	12/21/52		$3,290	341,631	276,638	64,993

TOTAL					$3,197,368	$1,855,161	$1,342,207

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

(b)	Payments made quarterly.

(c)	Payments made semi-annually.

(d)	Payments made at monthly.

(e)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	8.960%	MS & Co. Int. PLC	11/17/59	$2,750	$(513,625)	$(420,439)	$(93,186)
Markit CMBX Series 11	3.000	7.241	MS & Co. Int. PLC	11/18/54	1,800	(290,937)	(482,631)	191,694

130                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Markit CMBX Series 11	3.000%	7.241%	Signature Bank	11/18/54	$750	$(121,266)	$(83,327)	$(37,939)

TOTAL						$(925,828)	$(986,397)	$ 60,569

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 37	1.000%	0.950%	12/20/26	$209,870	$456,038	$2,951,423	$(2,495,385)
CDX.NA.IG Index 38	1.000	3.339	12/20/27	3,340	(332,112)	(264,262)	(67,850)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.523	12/20/26	1,290	24,221	24,378	(157)
Republic of Chile, 3.875%, 08/05/20	1.000	1.686	12/20/27	7,830	(242,841)	(152,307)	(90,534)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.574	12/20/27	7,570	(195,233)	(64,974)	(130,259)
Republic of Panama	1.000	1.830	12/20/27	2,500	(93,527)	(64,568)	(28,959)
Republic of Panama	1.000	1.720	06/20/27	5,660	(168,356)	(105,026)	(63,330)
Republic of Peru	1.000	1.563	06/20/27	3,660	(85,205)	(65,407)	(19,798)
Republic of the Philippines, 10.625%, 03/16/25	1.000	1.473	12/20/27	2,630	(55,922)	(34,089)	(21,833)
United Mexican States, 4.150%, 03/28/27	1.000	1.952	12/20/27	7,170	(306,983)	(212,484)	(94,499)

TOTAL					$(999,920)	$2,012,684	$(3,012,604)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	0.459%	10/10/2022	57,570,000	$ 57,570,000	$6	$ 125,849	$ (125,842)
1Y IRS	Citibank NA	0.420	10/10/2022	63,020,000	63,020,000	7	136,424	(136,417)

The accompanying notes are an integral part of these financial statements.                131

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1Y IRS	Citibank NA	0.516%	11/15/2022	63,450,000	$63,450,000	$326	$148,996	$(148,670)
1Y IRS	Citibank NA	2.400	07/28/2023	15,400,000	15,400,000	139,744	515,900	(376,156)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	14,290,000	14,290,000	134,365	530,644	(396,280)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	155,100,000	155,100,000	78	526,190	(526,112)
2Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	45,500,000	45,500,000	5	460,526	(460,521)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	155,800,000	155,800,000	31	506,350	(506,319)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	57,770,000	57,770,000	335	136,047	(135,712)

				627,900,000	$627,900,000	$274,897	$3,086,926	$(2,812,029)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000	05/05/2023	14,170,000	14,170,000	805,701	495,720	309,981
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	15,770,000	15,770,000	978,642	613,927	364,715
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	15,770,000	15,770,000	1,115,876	569,368	546,508

				45,710,000	$45,710,000	$2,900,219	$1,679,015	$1,221,204

Total purchased option contracts				673,610,000	$673,610,000	$3,175,116	$4,765,941	$(1,590,825)

Written option contracts
Calls
1M IRS	Citibank NA	3.076	10/03/2022	(6,160,000)	(6,160,000)	(1)	(79,464)	79,463
1M IRS	Citibank NA	2.538	10/10/2022	(5,390,000)	(5,390,000)	(784)	(75,503)	74,719
1M IRS	Citibank NA	3.270	10/19/2022	(6,160,000)	(6,160,000)	(19,779)	(80,634)	60,856
1M IRS	Citibank NA	2.723	10/24/2022	(5,280,000)	(5,280,000)	(14,624)	(72,799)	58,174
1Y IRS	Citibank NA	0.425	10/10/2022	(5,890,000)	(5,890,000)	(1)	(125,861)	125,861
1Y IRS	Citibank NA	0.379	10/10/2022	(6,500,000)	(6,500,000)	(1)	(136,509)	136,509
1Y IRS	Citibank NA	0.553	11/15/2022	(6,550,000)	(6,550,000)	(50)	(148,881)	148,830
1Y IRS	Citibank NA	1.750	07/28/2023	(15,400,000)	(15,400,000)	(52,322)	(192,500)	140,178
1Y IRS	Citibank NA	2.075	07/28/2023	(15,400,000)	(15,400,000)	(86,183)	(323,400)	237,217
1M IRS	Deutsche Bank AG (London)	3.625	10/26/2022	(6,160,000)	(6,160,000)	(100,417)	(92,708)	(7,709)
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(14,290,000)	(14,290,000)	(38,574)	(202,150)	163,576
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(14,290,000)	(14,290,000)	(73,206)	(328,494)	255,288
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(155,100,000)	(155,100,000)	(31)	(339,831)	339,800
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(155,100,000)	(155,100,000)	(16)	(186,359)	186,343
1M IRS	JPMorgan Securities, Inc.	3.072	10/31/2022	(5,390,000)	(5,390,000)	(86,500)	(86,500)	—
2Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(8,800,000)	(8,800,000)	(1)	(457,091)	457,090
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(155,800,000)	(155,800,000)	(16)	(186,960)	186,944
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(155,800,000)	(155,800,000)	(16)	(319,390)	319,374
1M IRS	MS & Co. Int. PLC	3.090	10/11/2022	(6,160,000)	(6,160,000)	(1,653)	(80,850)	79,197
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(5,970,000)	(5,970,000)	(60)	(136,081)	136,021
1M IRS	UBS AG (London)	2.562	10/17/2022	(5,350,000)	(5,350,000)	(3,716)	(77,277)	73,560

				(760,940,000)	$(760,940,000)	$(477,951)	$(3,729,242)	$3,251,291

Puts
1M IRS	Citibank NA	3.076	10/03/2022	(6,160,000)	(6,160,000)	(244,511)	(79,464)	(165,047)
1M IRS	Citibank NA	2.538	10/10/2022	(5,390,000)	(5,390,000)	(263,488)	(75,503)	(187,985)
1M IRS	Citibank NA	3.270	10/19/2022	(6,160,000)	(6,160,000)	(165,384)	(80,634)	(84,750)
1M IRS	Citibank NA	2.723	10/24/2022	(5,280,000)	(5,280,000)	(193,762)	(72,799)	(120,964)
1M IRS	Deutsche Bank AG (London)	3.625	10/26/2022	(6,160,000)	(6,160,000)	(64,589)	(92,708)	28,119
1Y IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(14,170,000)	(14,170,000)	(288,537)	(182,101)	(106,436)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(14,170,000)	(14,170,000)	(497,241)	(313,619)	(183,622)

132                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1Y IRS	Deutsche Bank AG (London)	3.405%	09/05/2023	(15,770,000)	$(15,770,000)	$(653,600)	$(376,278)	$(277,322)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(15,770,000)	(15,770,000)	(422,694)	(237,649)	(185,045)
1M IRS	JPMorgan Securities, Inc.	3.072	10/31/2022	(5,390,000)	(5,390,000)	(86,500)	(86,500)	—
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(15,770,000)	(15,770,000)	(503,883)	(217,845)	(286,038)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(15,770,000)	(15,770,000)	(765,181)	(351,523)	(413,658)
1M IRS	MS & Co. Int. PLC	3.090	10/11/2022	(6,160,000)	(6,160,000)	(239,243)	(80,850)	(158,393)
1M IRS	UBS AG (London)	2.562	10/17/2022	(5,350,000)	(5,350,000)	(255,775)	(77,277)	(178,498)

				(137,470,000)	$(137,470,000)	$(4,644,388)	$(2,324,750)	$(2,319,639)

Total written option contracts				(898,410,000)	$(898,410,000)	$(5,122,339)	$(6,053,992)	$931,652

TOTAL				(224,800,000)	$(224,800,000)	$(1,947,223)	$(1,288,051)	$(659,173)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put NOK	Barclays Bank PLC	10.385%	10/17/2022	5,518,000	$ 5,518,000	$ 262,535	$ 44,861	$ 217,674
Call USD/Put ZAR	BNP Paribas SA	17.929	10/07/2022	5,519,000	5,519,000	83,243	49,174	34,069
Call USD/Put ZAR	BNP Paribas SA	18.730	10/27/2022	10,874,000	10,874,000	88,297	107,794	(19,497)
Call USD/Put HUF	BofA Securities LLC	447.000	10/20/2022	5,437,000	5,437,000	67,522	66,619	903
Call USD/Put TWD	BofA Securities LLC	30.850	10/04/2022	11,050,000	11,050,000	325,865	37,792	288,073
Call USD/Put ZAR	BofA Securities LLC	17.965	10/10/2022	5,528,000	5,528,000	86,817	48,254	38,563
Call USD/Put ZAR	BofA Securities LLC	18.300	10/18/2022	11,086,000	11,086,000	128,143	86,803	41,340
Call USD/Put ZAR	BofA Securities LLC	18.370	10/25/2022	5,510,000	5,510,000	70,495	53,458	17,037
Call USD/Put CNH	Citibank NA	7.245	10/20/2022	10,989,000	10,989,000	40,440	42,803	(2,363)
Call USD/Put ILS	Citibank NA	3.519	10/20/2022	11,053,000	11,053,000	211,311	74,762	136,549
Call USD/Put INR	Citibank NA	82.200	10/21/2022	8,336,000	8,336,000	37,229	26,717	10,512
Call USD/Put KRW	Citibank NA	1,481.500	10/27/2022	5,437,000	5,437,000	22,906	34,574	(11,668)
Call USD/Put NOK	Citibank NA	10.725	10/25/2022	5,510,000	5,510,000	147,106	49,805	97,301
Call USD/Put SEK	Deutsche Bank AG (London)	11.083	10/18/2022	5,543,000	5,543,000	87,546	36,406	51,140
Call USD/Put SEK	Deutsche Bank AG (London)	11.090	10/18/2022	5,543,000	5,543,000	85,861	35,470	50,391
Call USD/Put SEK	Deutsche Bank AG (London)	11.600	10/18/2022	5,495,000	5,495,000	20,919	49,548	(28,629)
Call USD/Put ZAR	Deutsche Bank AG (London)	18.100	10/11/2022	5,538,000	5,538,000	68,599	43,174	25,425
Call USD/Put ZAR	Deutsche Bank AG (London)	18.760	10/27/2022	5,437,000	5,437,000	42,316	52,695	(10,379)
Call USD/Put NOK	HSBC Bank PLC	11.018	11/02/2022	10,827,000	10,827,000	120,938	120,938	—
Call USD/Put BRL	JPMorgan Securities, Inc.	5.670	10/11/2022	10,926,000	10,926,000	48,271	186,296	(138,025)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,416.500	10/13/2022	5,530,000	5,530,000	94,745	35,104	59,641
Call USD/Put NOK	JPMorgan Securities, Inc.	10.500	10/20/2022	5,538,000	5,538,000	218,635	49,023	169,612

The accompanying notes are an integral part of these financial statements.                133

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put TRY	JPMorgan Securities, Inc.	18.770%	10/13/2022	5,550,000	$5,550,000	$62,443	$ 72,749	$ (10,306)
Call USD/Put TWD	JPMorgan Securities, Inc.	31.960	10/24/2022	11,115,000	11,115,000	59,321	44,594	14,727
Call USD/Put BRL	MS & Co. Int. PLC	5.623	10/27/2022	5,463,000	5,463,000	71,303	57,405	13,898
Call USD/Put KRW	MS & Co. Int. PLC	1,386.100	10/04/2022	5,530,000	5,530,000	192,378	35,414	156,964
Call USD/Put NOK	MS & Co. Int. PLC	11.350	10/25/2022	5,437,000	5,437,000	36,814	45,899	(9,085)
Call USD/Put CNH	Standard Chartered Bank	7.130	10/20/2022	11,053,000	11,053,000	98,825	40,675	58,150
Call USD/Put INR	Standard Chartered Bank	80.950	10/17/2022	5,518,000	5,518,000	56,416	13,745	42,671
Call USD/Put KRW	Standard Chartered Bank	1,412.800	10/11/2022	8,278,000	8,278,000	153,077	58,892	94,185
Call USD/Put TWD	Standard Chartered Bank	31.400	10/13/2022	11,060,000	11,060,000	132,211	38,765	93,446
Call USD/Put NOK	UBS AG (London)	10.350	10/05/2022	5,530,000	5,530,000	268,205	32,627	235,578
Call USD/Put SEK	UBS AG (London)	11.055	10/20/2022	5,538,000	5,538,000	97,330	44,082	53,248
Call USD/Put ZAR	UBS AG (London)	17.710	10/12/2022	5,553,000	5,553,000	144,844	39,148	105,696

				247,849,000	$247,849,000	$3,732,906	$ 1,856,065	$ 1,876,841

Puts
Put GBP/Call USD	Barclays Bank PLC	1.110	10/20/2022	9,684,000	9,684,000	170,473	68,394	102,079
Put EUR/Call USD	BNP Paribas SA	0.995	10/12/2022	5,529,000	5,529,000	97,574	26,763	70,811
Put EUR/Call USD	BNP Paribas SA	0.976	10/24/2022	5,626,000	5,626,000	62,013	39,248	22,765
Put EUR/Call USD	BofA Securities LLC	0.974	10/24/2022	5,626,000	5,626,000	57,735	33,779	23,956
Put EUR/Call USD	BofA Securities LLC	0.947	10/24/2022	5,662,000	5,662,000	20,559	34,257	(13,698)
Put NZD/Call USD	BofA Securities LLC	0.585	10/17/2022	9,169,000	9,169,000	228,477	40,714	187,763
Put NZD/Call USD	Citibank NA	0.543	10/26/2022	9,602,000	9,602,000	38,095	43,143	(5,048)
Put EUR/Call USD	Credit Suisse Group AG	0.982	10/07/2022	11,038,000	11,038,000	89,193	51,141	38,052
Put GBP/Call USD	Deutsche Bank AG (London)	1.134	10/11/2022	4,821,000	4,821,000	121,357	32,283	89,074
Put GBP/Call USD	Deutsche Bank AG (London)	1.105	10/24/2022	4,905,000	4,905,000	83,826	32,873	50,953
Put EUR/Call USD	HSBC Bank PLC	0.977	10/05/2022	11,027,000	11,027,000	52,944	76,393	(23,449)
Put NZD/Call USD	HSBC Bank PLC	0.591	10/11/2022	18,245,928	18,245,928	545,939	92,178	453,761
Put NZD/Call USD	HSBC Bank PLC	0.556	10/20/2022	14,303,000	14,303,000	96,432	54,475	41,957
Put NZD/Call USD	HSBC Bank PLC	0.572	10/25/2022	18,911,000	18,911,000	298,276	94,618	203,658
Put GBP/Call USD	MS & Co. Int. PLC	1.116	10/19/2022	7,236,592	7,236,592	143,954	64,577	79,377
Put GBP/Call USD	MS & Co. Int. PLC	1.090	10/25/2022	19,571,000	19,571,000	252,063	167,997	84,066
Put GBP/Call USD	MS & Co. Int. PLC	1.062	10/25/2022	19,571,000	19,571,000	141,120	167,230	(26,110)
Put NZD/Call USD	MS & Co. Int. PLC	0.580	10/20/2022	13,967,000	13,967,000	294,116	68,113	226,003
Put EUR/Call USD	Standard Chartered Bank	0.998	10/12/2022	5,529,000	5,529,000	109,371	27,541	81,830
Put EUR/Call USD	Standard Chartered Bank	0.942	10/24/2022	5,651,000	5,651,000	17,230	41,173	(23,943)
Put EUR/Call USD	Standard Chartered Bank	0.962	10/25/2022	11,228,000	11,228,000	74,233	70,143	4,090
Put GBP/Call USD	Standard Chartered Bank	1.125	10/05/2022	9,546,000	9,546,000	143,305	83,794	59,511
Put NZD/Call USD	Standard Chartered Bank	0.567	10/26/2022	9,439,000	9,439,000	121,176	48,045	73,131

134                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call USD	UBS AG (London)	0.598%	10/12/2022	9,093,000	$9,093,000	$333,806	$33,588	$300,218

				244,980,520	$244,980,520	$3,593,267	$1,492,460	$2,100,807

Total purchased option contracts				492,829,520	$492,829,520	$7,326,173	$3,348,525	$3,977,648

Written option contracts
Calls
Call EUR/Put CZK	Barclays Bank PLC	24.700	10/07/2022	(2,786,000)	(2,786,000)	(4,543)	(19,241)	14,698
Call USD/Put SGD	Barclays Bank PLC	1.404	10/17/2022	(2,759,000)	(2,759,000)	(63,468)	(20,582)	(42,886)
Call EUR/Put USD	BNP Paribas SA	1.037	10/12/2022	(5,529,000)	(5,529,000)	(1,127)	(23,687)	22,560
Call USD/Put ZAR	BNP Paribas SA	18.205	10/27/2022	(5,437,000)	(5,437,000)	(91,809)	(104,570)	12,761
Call USD/Put TWD	BofA Securities LLC	30.500	10/04/2022	(5,525,000)	(5,525,000)	(223,746)	(39,780)	(183,966)
Call USD/Put TWD	BofA Securities LLC	31.640	11/02/2022	(2,707,000)	(2,707,000)	(24,918)	(24,918)	—
Call USD/Put ZAR	BofA Securities LLC	17.965	10/10/2022	(5,528,000)	(5,528,000)	(63,837)	(63,837)	—
Call USD/Put ZAR	BofA Securities LLC	17.710	10/12/2022	(5,553,000)	(5,553,000)	(144,844)	(106,795)	(38,049)
Call EUR/Put CZK	Citibank NA	24.710	10/26/2022	(2,831,000)	(2,831,000)	(14,663)	(17,944)	3,281
Call EUR/Put SEK	Citibank NA	10.730	10/05/2022	(2,757,000)	(2,757,000)	(37,504)	(21,656)	(15,848)
Call USD/Put CNH	Citibank NA	7.130	10/20/2022	(11,053,000)	(11,053,000)	(98,825)	(113,459)	14,634
Call USD/Put INR	Citibank NA	80.950	10/17/2022	(5,518,000)	(5,518,000)	(56,416)	(40,419)	(15,997)
Call USD/Put KRW	Citibank NA	1,416.500	10/13/2022	(5,530,000)	(5,530,000)	(94,745)	(117,717)	22,972
Call USD/Put NOK	Citibank NA	10.350	10/05/2022	(5,530,000)	(5,530,000)	(268,205)	(95,586)	(172,619)
Call USD/Put SGD	Citibank NA	1.398	10/04/2022	(2,765,000)	(2,765,000)	(74,080)	(18,360)	(55,720)
Call EUR/Put CHF	Credit Suisse Group AG	0.980	10/04/2022	(2,747,000)	(2,747,000)	(1,731)	(30,333)	28,602
Call USD/Put SEK	Credit Suisse Group AG	10.910	10/25/2022	(2,807,000)	(2,807,000)	(19,606)	(20,599)	993
Call GBP/Put USD	Deutsche Bank AG (London)	1.190	10/11/2022	(4,821,000)	(4,821,000)	(3,456)	(27,031)	23,575
Call USD/Put INR	Deutsche Bank AG (London)	79.800	10/17/2022	(2,759,000)	(2,759,000)	(59,192)	(17,779)	(41,413)
Call USD/Put SEK	Deutsche Bank AG (London)	11.083	10/18/2022	(5,543,000)	(5,543,000)	(87,546)	(163,313)	75,767
Call USD/Put ZAR	Deutsche Bank AG (London)	18.100	10/11/2022	(5,538,000)	(5,538,000)	(68,599)	(84,299)	15,700
Call EUR/Put SEK	HSBC Bank PLC	10.688	10/17/2022	(2,759,000)	(2,759,000)	(50,991)	(22,339)	(28,652)
Call EUR/Put USD	HSBC Bank PLC	0.981	12/01/2022	(2,772,000)	(2,772,000)	(58,049)	(58,049)	—
Call USD/Put CNH	HSBC Bank PLC	6.965	10/13/2022	(2,765,000)	(2,765,000)	(67,980)	(18,027)	(49,953)
Call USD/Put NOK	HSBC Bank PLC	10.654	11/02/2022	(5,414,000)	(5,414,000)	(121,084)	(121,084)	—
Call USD/Put SGD	HSBC Bank PLC	1.405	10/10/2022	(2,764,000)	(2,764,000)	(60,421)	(17,690)	(42,731)
Call USD/Put SGD	HSBC Bank PLC	1.433	10/27/2022	(2,732,000)	(2,732,000)	(26,913)	(23,017)	(3,896)
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.965	10/24/2022	(2,813,000)	(2,813,000)	(31,632)	(28,193)	(3,439)
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.735	10/13/2022	(2,761,000)	(2,761,000)	(77,960)	(29,231)	(48,729)
Call USD/Put BRL	JPMorgan Securities, Inc.	5.408	10/11/2022	(5,463,000)	(5,463,000)	(91,582)	(186,842)	95,260
Call USD/Put CNH	JPMorgan Securities, Inc.	7.140	10/27/2022	(2,732,000)	(2,732,000)	(24,848)	(22,785)	(2,063)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,386.100	10/04/2022	(5,530,000)	(5,530,000)	(192,378)	(70,801)	(121,577)
Call USD/Put TWD	JPMorgan Securities, Inc.	31.400	10/13/2022	(11,060,000)	(11,060,000)	(132,211)	(99,938)	(32,273)

The accompanying notes are an integral part of these financial statements.                135

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put ZAR	JPMorgan Securities, Inc.	17.929%	10/07/2022	(5,519,000)	$(5,519,000)	$(83,243)	$(73,789)	$(9,454)
Call EUR/Put CZK	MS & Co. Int. PLC	24.600	10/13/2022	(2,761,000)	(2,761,000)	(12,104)	(13,970)	1,866
Call EUR/Put PLN	MS & Co. Int. PLC	4.735	10/07/2022	(2,786,000)	(2,786,000)	(74,044)	(27,664)	(46,380)
Call EUR/Put SEK	MS & Co. Int. PLC	10.635	10/12/2022	(2,765,000)	(2,765,000)	(61,841)	(20,709)	(41,132)
Call EUR/Put USD	MS & Co. Int. PLC	0.965	10/03/2022	(2,831,000)	(2,831,000)	(47,664)	(21,800)	(25,864)
Call USD/Put INR	MS & Co. Int. PLC	79.970	10/07/2022	(2,759,000)	(2,759,000)	(49,604)	(15,951)	(33,653)
Call USD/Put INR	MS & Co. Int. PLC	81.900	11/03/2022	(2,719,000)	(2,719,000)	(20,722)	(26,406)	5,684
Call USD/Put NOK	MS & Co. Int. PLC	10.385	10/17/2022	(5,518,000)	(5,518,000)	(229,245)	(229,245)	—
Call USD/Put NOK	MS & Co. Int. PLC	10.725	10/25/2022	(5,510,000)	(5,510,000)	(147,106)	(171,978)	24,872
Call USD/Put TWD	MS & Co. Int. PLC	30.500	10/04/2022	(2,765,000)	(2,765,000)	(111,974)	(17,531)	(94,443)
Call USD/Put TWD	MS & Co. Int. PLC	30.980	10/13/2022	(2,775,000)	(2,775,000)	(65,077)	(18,166)	(46,911)
Call EUR/Put USD	Standard Chartered Bank	1.040	10/12/2022	(5,529,000)	(5,529,000)	(889)	(23,877)	22,988
Call USD/Put TWD	Standard Chartered Bank	30.850	10/04/2022	(11,050,000)	(11,050,000)	(325,865)	(108,545)	(217,320)
Call USD/Put TWD	Standard Chartered Bank	31.290	10/20/2022	(2,769,000)	(2,769,000)	(43,285)	(24,949)	(18,336)
Call EUR/Put CHF	UBS AG (London)	0.973	10/12/2022	(2,765,000)	(2,765,000)	(12,969)	(27,523)	14,554
Call EUR/Put CHF	UBS AG (London)	0.960	10/25/2022	(2,807,000)	(2,807,000)	(40,561)	(29,213)	(11,348)
Call NZD/Put USD	UBS AG (London)	0.629	10/12/2022	(9,093,000)	(9,093,000)	(56)	(29,627)	29,571

				(218,309,000)	$(218,309,000)	$(3,765,158)	$(2,750,844)	$(1,014,314)

Puts
Put EUR/Call CZK	Barclays Bank PLC	24.700	10/07/2022	(2,786,000)	(2,786,000)	(12,492)	(11,350)	(1,142)
Put GBP/Call USD	Barclays Bank PLC	1.125	10/05/2022	(9,546,000)	(9,546,000)	(143,305)	(73,450)	(69,855)
Put USD/Call NOK	Barclays Bank PLC	9.803	10/17/2022	(5,518,000)	(5,518,000)	(717)	(28,417)	27,700
Put USD/Call SGD	Barclays Bank PLC	1.404	10/17/2022	(2,759,000)	(2,759,000)	(2,417)	(16,664)	14,247
Put EUR/Call USD	BNP Paribas SA	0.995	10/12/2022	(5,529,000)	(5,529,000)	(97,574)	(70,832)	(26,742)
Put USD/Call ZAR	BNP Paribas SA	16.935	10/07/2022	(5,519,000)	(5,519,000)	(215)	(28,975)	28,760
Put EUR/Call USD	BofA Securities LLC	0.998	10/12/2022	(5,529,000)	(5,529,000)	(109,371)	(77,752)	(31,619)
Put EUR/Call USD	BofA Securities LLC	0.974	10/24/2022	(5,626,000)	(5,626,000)	(57,735)	(95,367)	37,632
Put USD/Call HUF	BofA Securities LLC	388.750	10/20/2022	(5,538,000)	(5,538,000)	(3,395)	(44,288)	40,893
Put USD/Call TWD	BofA Securities LLC	31.640	11/02/2022	(2,707,000)	(2,707,000)	(24,918)	(24,918)	—
Put USD/Call ZAR	BofA Securities LLC	17.180	10/18/2022	(11,086,000)	(11,086,000)	(14,290)	(74,055)	59,765
Put EUR/Call CZK	Citibank NA	24.710	10/26/2022	(2,831,000)	(2,831,000)	(14,705)	(11,482)	(3,223)
Put EUR/Call SEK	Citibank NA	10.730	10/05/2022	(2,757,000)	(2,757,000)	(600)	(20,149)	19,549
Put NZD/Call USD	Citibank NA	0.567	10/26/2022	(9,439,000)	(9,439,000)	(121,176)	(125,903)	4,727
Put USD/Call SGD	Citibank NA	1.398	10/04/2022	(2,765,000)	(2,765,000)	(11)	(15,857)	15,846
Put EUR/Call CHF	Credit Suisse Group AG	0.980	10/04/2022	(2,747,000)	(2,747,000)	(36,722)	(25,415)	(11,307)
Put EUR/Call SEK	Credit Suisse Group AG	10.910	10/25/2022	(2,807,000)	(2,807,000)	(26,179)	(23,947)	(2,232)
Put GBP/Call USD	Deutsche Bank AG (London)	1.134	10/11/2022	(4,821,000)	(4,821,000)	(121,357)	(67,556)	(53,801)
Put USD/Call INR	Deutsche Bank AG (London)	79.800	10/17/2022	(2,759,000)	(2,759,000)	(1,995)	(14,333)	12,338
Put USD/Call SEK	Deutsche Bank AG (London)	10.493	10/18/2022	(5,543,000)	(5,543,000)	(6,707)	(31,390)	24,683
Put USD/Call SEK	Deutsche Bank AG (London)	10.500	10/18/2022	(5,543,000)	(5,543,000)	(6,990)	(32,122)	25,132
Put EUR/Call SEK	HSBC Bank PLC	10.688	10/17/2022	(2,759,000)	(2,759,000)	(2,839)	(18,754)	15,915

136                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	HSBC Bank PLC	0.977%	10/05/2022	(11,027,000)	$(11,027,000)	$(52,944)	$(36,760)	$(16,184)
Put EUR/Call USD	HSBC Bank PLC	0.981	12/01/2022	(2,772,000)	(2,772,000)	(58,049)	(58,049)	—
Put NZD/Call USD	HSBC Bank PLC	0.591	10/11/2022	(18,245,928)	(18,245,928)	(545,939)	(204,686)	(341,253)
Put NZD/Call USD	HSBC Bank PLC	0.580	10/20/2022	(13,967,000)	(13,967,000)	(294,116)	(190,126)	(103,990)
Put USD/Call CNH	HSBC Bank PLC	6.965	10/13/2022	(2,765,000)	(2,765,000)	(81,540)	(18,028)	(63,512)
Put USD/Call SGD	HSBC Bank PLC	1.405	10/10/2022	(2,764,000)	(2,764,000)	(1,012)	(17,690)	16,678
Put USD/Call SGD	HSBC Bank PLC	1.433	10/27/2022	(2,732,000)	(2,732,000)	(20,916)	(23,017)	2,101
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.965	10/24/2022	(2,813,000)	(2,813,000)	(25,782)	(31,370)	5,588
Put EUR/Call PLN	JPMorgan Securities, Inc.	4.735	10/13/2022	(2,761,000)	(2,761,000)	(2,600)	(21,282)	18,682
Put USD/Call CNH	JPMorgan Securities, Inc.	7.140	10/27/2022	(2,732,000)	(2,732,000)	(27,006)	(22,785)	(4,221)
Put USD/Call NOK	JPMorgan Securities, Inc.	9.950	10/20/2022	(5,538,000)	(5,538,000)	(2,293)	(34,790)	32,497
Put EUR/Call CZK	MS & Co. Int. PLC	24.600	10/13/2022	(2,761,000)	(2,761,000)	(12,104)	(13,970)	1,866
Put EUR/Call PLN	MS & Co. Int. PLC	4.735	10/07/2022	(2,786,000)	(2,786,000)	(1,119)	(27,663)	26,544
Put EUR/Call SEK	MS & Co. Int. PLC	10.635	10/12/2022	(2,765,000)	(2,765,000)	(715)	(20,709)	19,994
Put EUR/Call USD	MS & Co. Int. PLC	0.965	10/03/2022	(2,831,000)	(2,831,000)	(2,225)	(21,799)	19,574
Put GBP/Call USD	MS & Co. Int. PLC	1.110	10/20/2022	(9,684,000)	(9,684,000)	(170,473)	(426,652)	256,179
Put GBP/Call USD	MS & Co. Int. PLC	1.105	10/24/2022	(4,905,000)	(4,905,000)	(79,527)	(172,067)	92,540
Put GBP/Call USD	MS & Co. Int. PLC	1.112	10/25/2022	(9,786,000)	(9,786,000)	(195,815)	(154,795)	(41,020)
Put GBP/Call USD	MS & Co. Int. PLC	1.090	10/25/2022	(19,571,000)	(19,571,000)	(252,063)	(344,629)	92,566
Put NZD/Call USD	MS & Co. Int. PLC	0.598	10/12/2022	(9,093,000)	(9,093,000)	(333,806)	(102,156)	(231,650)
Put USD/Call BRL	MS & Co. Int. PLC	5.149	10/27/2022	(5,463,000)	(5,463,000)	(48,402)	(49,424)	1,022
Put USD/Call INR	MS & Co. Int. PLC	79.970	10/07/2022	(2,759,000)	(2,759,000)	(546)	(15,951)	15,405
Put USD/Call INR	MS & Co. Int. PLC	81.900	11/03/2022	(2,719,000)	(2,719,000)	(27,807)	(26,405)	(1,402)
Put USD/Call TWD	MS & Co. Int. PLC	30.500	10/04/2022	(2,765,000)	(2,765,000)	(3)	(17,532)	17,529
Put USD/Call TWD	MS & Co. Int. PLC	30.980	10/13/2022	(2,775,000)	(2,775,000)	(1,146)	(18,165)	17,019
Put EUR/Call USD	Standard Chartered Bank	0.982	10/07/2022	(11,038,000)	(11,038,000)	(89,193)	(122,235)	33,042
Put EUR/Call USD	Standard Chartered Bank	0.976	10/24/2022	(5,626,000)	(5,626,000)	(62,013)	(129,653)	67,640
Put NZD/Call USD	Standard Chartered Bank	0.585	10/17/2022	(9,169,000)	(9,169,000)	(228,477)	(104,263)	(124,214)
Put USD/Call INR	Standard Chartered Bank	79.250	10/17/2022	(5,518,000)	(5,518,000)	(1,788)	(12,366)	10,578
Put USD/Call TWD	Standard Chartered Bank	31.290	10/20/2022	(2,769,000)	(2,769,000)	(6,352)	(18,566)	12,214
Put EUR/Call CHF	UBS AG (London)	0.973	10/12/2022	(2,765,000)	(2,765,000)	(28,987)	(30,935)	1,948
Put EUR/Call CHF	UBS AG (London)	0.960	10/25/2022	(2,807,000)	(2,807,000)	(20,558)	(29,212)	8,654
Put NZD/Call USD	UBS AG (London)	0.572	10/25/2022	(9,455,500)	(9,455,500)	(149,138)	(93,474)	(55,664)
Put USD/Call SEK	UBS AG (London)	10.560	10/20/2022	(5,538,000)	(5,538,000)	(11,397)	(30,791)	19,394
Put USD/Call ZAR	UBS AG (London)	16.675	10/12/2022	(5,553,000)	(5,553,000)	(383)	(34,539)	34,156

				(315,932,428)	$(315,932,428)	$(3,641,944)	$(3,609,510)	$(32,434)

Total written option contracts				(534,241,428)	$(534,241,428)	$(7,407,102)	$(6,360,354)	$(1,046,748)

TOTAL				(41,411,908)	$(41,411,908)	$(80,929)	$(3,011,829)	$2,930,900

The accompanying notes are an integral part of these financial statements.                137

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTA	—Monthly Treasury Average
PI	—Private Investment
PIK	—Payment in kind
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STACR	—Structured Agency Credit Risk
TSFR	—Term Secured Overnight Financing Rate
UMBS	—Uniform Mortgage Backed Securities

138                The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	—1 Month Brazilian Interbank Deposit Average
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
2Y IRS	—1 Year Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 37	—CDX North America Investment Grade Index 37
CDX.NA.IG Ind 38	—CDX North America Investment Grade Index 38
CHFOR	—Swiss Franc Offered Rate
EURO	—Euro Offered Rate
HIBOR	—Hong Kong Interbank Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
JYOR	—Japanese Yen Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
SOFR	—Secured Overnight Funding Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.                139

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

 Statements of Assets and Liabilities

  September 30, 2022 (Unaudited)

	Bond Fund	Core Fixed Income Fund	Global Core Fixed Income Fund
Assets:
Investments in unaffiliated issuers, at value (cost $463,057,566, $2,134,682,872 and $702,118,488, respectively)	$421,762,820	$1,902,393,101	$633,117,530
Investments in affiliated issuers, at value (cost $12,881,829, $0 and $25,743,653, respectively)	12,881,829	—	25,743,653
Purchased options, at value (premium paid $1,925,383, $1,854,878 and $945,470, respectively)	2,489,805	1,259,376	714,966
Cash	4,519,261	4,574,022	6,770,477
Foreign currencies, at value (cost $271,045, $83,345 and $620,046, respectively)	250,050	63,308	2,242,812
Unrealized gain on swap contracts	42,723	45,621	62,578
Unrealized gain on forward foreign currency exchange contracts	4,000,653	173,383	13,334,053
Variation margin on futures contracts	—	413,191	—
Receivables:
Investments sold on an extended-settlement basis	102,549,785	298,492,227	56,644,378
Collateral on certain derivative contracts(a)	5,995,950	28,028,243	11,736,467
Interest and dividends	2,433,517	10,591,113	3,425,617
Fund shares sold	703,548	2,399,268	343,584
Investments sold	435,196	364,659	350,059
Due from broker	326,978	80,587	310,676
Reimbursement from investment adviser	70,674	53,510	81,146
Due from broker - upfront	—	—	29,782
Foreign tax reclaim	—	2,714	631
Other assets	81,988	82,131	63,865

Total assets	558,544,777	2,249,016,454	754,972,274

Liabilities:
Forward sale contracts, at value (proceeds received $26,514,551, $82,368,945 and $1,807,695, respectively)	25,300,931	80,202,689	1,797,187
Unrealized loss on forward foreign currency exchange contracts	3,998,656	65,058	2,218,721
Unrealized loss on swap contracts	19,852	164,162	71,273
Variation margin on futures contracts	18,398	—	654,451
Variation margin on swaps contracts	276,083	496,226	188,712
Written option contracts, at value (premium received $2,775,599, $2,097,676 and $1,159,770, respectively)	2,766,835	1,669,566	1,083,232
Payables:
Investments purchased on an extended-settlement basis	178,238,575	608,888,670	156,415,929
Due to broker	479,154	3,090,000	3,904,968
Fund shares redeemed	450,423	16,637,633	315,822
Due to broker — upfront payment	197,797	352,142	—
Upfront payments received on swap contracts	124,815	451,350	453,068
Management fees	118,156	430,639	275,675
Investments purchased	109,091	59,417	3,053,205
Distribution and Service fees and Transfer Agency fees	47,968	103,071	32,179
Income distributions	17,804	95,162	19,882
Accrued expenses	430,006	411,286	508,279

Total liabilities	212,594,544	713,117,071	170,992,583

Net Assets:
Paid-in capital	416,074,546	1,848,831,114	664,079,608
Total distributable loss	(70,124,313)	(312,931,731)	(80,099,917)

NET ASSETS	$345,950,233	$1,535,899,383	$583,979,691
Net Assets:
Class A	$ 49,778,440	$ 125,240,949	$ 38,789,724
Class C	4,167,417	6,941,473	2,198,282
Institutional	93,426,812	332,039,119	202,423,672
Service	87,936	969,788	499,215
Investor	55,384,908	186,217,250	50,814,776
Class R6	63,599,420	267,217,938	282,037,803
Class R	2,402,115	3,685,352	—
Class P	77,103,185	613,587,514	7,216,219
Total Net Assets	$345,950,233	$1,535,899,383	$583,979,691
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	5,771,586	14,040,125	3,588,516
Class C	483,665	774,136	205,374
Institutional	10,833,704	37,067,908	18,760,173
Service	10,195	108,204	46,531
Investor	6,444,719	20,857,120	4,718,340
Class R6	7,377,994	29,795,069	26,129,644
Class R	278,737	412,874	—
Class P	8,945,469	68,385,310	668,020
Net asset value, offering and redemption price per share:(b)
Class A	$8.62	$8.92	$10.81
Class C	8.62	8.97	10.70
Institutional	8.62	8.96	10.79
Service	8.63	8.96	10.73
Investor	8.59	8.93	10.77
Class R6	8.62	8.97	10.79
Class R	8.62	8.93	—
Class P	8.62	8.97	10.80

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA

Bond	$—	$5,005,950	$990,000
Core Fixed Income	—	14,378,243	13,650,000
Global Core Fixed Income	2,711,031	7,725,028	1,300,408

(b)

Maximum public offering price per share for Class A Shares of the Bond, Core Fixed Income and Global Core Fixed Income Funds is $8.96, $9.27 and $11.23, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

140                The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

 Statements of Assets and Liabilities (continued)

  September 30, 2022 (Unaudited)

	Income Fund	Long Short Credit Strategies Fund	Strategic Income Fund
Assets:
Investments in unaffiliated issuers, at value (cost $99,511,221, $77,492,848 and $810,199,577, respectively)	$ 82,030,665	$ 64,186,223	$ 687,181,889
Investments in affiliated issuers, at value (cost $0, $1,306,080 and $83,166,914, respectively)	—	1,306,080	83,166,914
Purchased options, at value (premium paid $0, $0 and $8,114,466, respectively)	—	—	10,501,289
Cash	1,435,999	961,285	11,250,596
Foreign currencies, at value (cost $18,428, $0 and $994,285, respectively)	15,003	—	651,970
Unrealized gain on swap contracts	—	—	191,694
Unrealized gain on forward foreign currency exchange contracts	175,112	7,842	14,742,395
Variation margin on futures contracts	—	—	2,042,017
Variation margin on swaps contracts	—	29,824	777,409
Receivables:
Investments sold on an extended-settlement basis	3,943,164	—	89,089,492
Interest and dividends	1,105,372	865,964	4,907,895
Collateral on certain derivative contracts(a)	780,018	1,039,336	29,397,547
Investments sold	255,741	1,815,922	2,935,729
Reimbursement from investment adviser	26,892	24,998	48,517
Foreign tax reclaim	1,523	—	—
Due from broker	—	—	1,265,376
Fund shares sold	—	371	489,315
Other assets	41,773	57,031	70,361

Total assets	89,811,262	70,294,876	938,710,405

Liabilities:
Forward sale contracts, at value (proceeds received $3,943,164, $0 and $15,876,523, respectively)	3,869,179	—	14,773,749
Foreign currency overdraft, at value (identified cost $0, $93 and $0, respectively)	—	90	—
Unrealized loss on forward foreign currency exchange contracts	12,070	—	17,304,454
Unrealized loss on swap contracts	—	—	131,125
Variation margin on futures contracts	22,090	—	—
Variation margin on swaps contracts	18,527	—	—
Written option contracts, at value (premium received $0, $0 and $12,414,346, respectively)	—	—	12,529,441
Payables:
Investments purchased on an extended-settlement basis	11,761,696	—	215,521,700
Fund shares redeemed	112,904	161,262	480,214
Management fees	36,603	80,451	329,329
Income distributions	5,911	205	—
Distribution and Service fees and Transfer Agency fees	2,548	3,188	68,638
Unrealized loss on unfunded commitment	2,391	2,507	—
Investments purchased	—	600,053	579,935
Upfront payments received on swap contracts	—	—	986,397
Due to broker — upfront payment	—	—	350,885
Due to broker	—	74	1,866,504
Accrued expenses	127,538	179,673	484,994

Total liabilities	15,971,457	1,027,503	265,407,365

Net Assets:
Paid-in capital	92,177,938	122,906,568	2,719,060,471
Total distributable loss	(18,338,133)	(53,639,195)	(2,045,757,431)

NET ASSETS	$ 73,839,805	$ 69,267,373	$ 673,303,040
Net Assets:
Class A	$ 517,323	$ 1,193,799	$ 123,573,531
Class C	174,525	152,175	11,165,808
Institutional	24,716,211	11,141,611	306,128,635
Investor	132,713	1,901,712	15,483,353
Class R6	47,078	11,271,863	18,781,961
Class R	46,296	25,682	2,441,603
Class P	48,205,659	43,580,531	195,728,149
Total Net Assets	$ 73,839,805	$ 69,267,373	$ 673,303,040
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	62,195	156,154	14,277,142
Class C	20,989	19,921	1,293,516
Institutional	2,972,447	1,459,001	35,337,134
Investor	15,959	248,810	1,787,547
Class R6	5,661	1,476,317	2,169,540
Class R	5,567	3,362	282,650
Class P	5,796,651	5,713,398	22,636,136
Net asset value, offering and redemption price per share:(b)
Class A	$8.32	$7.65	$8.66
Class C	8.32	7.64	8.63
Institutional	8.32	7.64	8.66
Investor	8.32	7.64	8.66
Class R6	8.32	7.64	8.66
Class R	8.32	7.64	8.64
Class P	8.32	7.63	8.65

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA

Income	$233,718	$546,300	$—
Long Short Credit Strategies	—	1,039,336	—
Strategic Income	69,291	25,743,256	3,585,000

(b)

Maximum public offering price per share for Class A Shares of the Income, Long Short Credit Strategies and Strategic Income Funds is $8.64, $7.95 and $9.00, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.                141

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

 Statements of Operations

  For the Six Months Ended September 30, 2022 (Unaudited)

	Bond Fund	Core Fixed Income Fund	Global Core Fixed Income Fund

Investment Income:

Interest (net of foreign withholding taxes of $0, $0 and $9,198, respectively)	$ 5,989,874	$ 22,920,960	$ 6,415,507
Dividends — affiliated issuers	178,211	325,876	151,031

Total investment income	6,168,085	23,246,836	6,566,538

Expenses:

Management fees	785,081	3,167,728	1,976,938
Custody, accounting and administrative services	205,896	165,140	301,139
Transfer Agency fees(a)	118,511	438,257	147,799
Distribution and Service (12b-1) fees(a)	93,601	214,551	62,369
Professional fees	87,517	86,418	88,051
Registration fees	66,145	83,043	51,726
Printing and mailing costs	39,073	66,564	29,300
Prime broker fees	13,297	—	16,863
Trustee fees	12,146	13,337	12,324
Service fees — Class C	6,286	10,208	3,204
Shareholder Administration fees — Service Class	115	1,317	667
Other	13,139	29,454	14,965

Total expenses	1,440,807	4,276,017	2,705,345

Less — expense reductions	(436,824)	(808,792)	(788,499)

Net expenses	1,003,983	3,467,225	1,916,846

NET INVESTMENT INCOME	5,164,102	19,779,611	4,649,692

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments —unaffiliated issuers	(19,066,916)	(77,781,618)	(33,146,905)
Purchased options	(4,472,072)	(384,724)	(552,133)
Futures contracts	(3,460,931)	12,221,435	(6,186,194)
Written options	3,095,142	(2,774,452)	(1,035,716)
Swap contracts	1,487,846	2,798,877	(1,087,750)
Forward foreign currency exchange contracts	3,943,874	1,030,880	38,788,406
Foreign currency transactions	(2,235,424)	(119,524)	(5,316,124)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(27,428,484)	(132,222,647)	(55,427,787)
Purchased options	1,278,416	366,797	473,918
Futures contracts	1,335,773	2,440,165	566,758
Written options	(236,210)	98,389	(373,565)
Swap contracts	(2,227,162)	(6,145,745)	(2,945,763)
Forward foreign currency exchange contracts	(801,616)	(205,088)	1,130,259
Foreign currency translation	(70,252)	(54,985)	3,396,041

Net realized and unrealized loss	(48,858,016)	(200,732,240)	(61,716,555)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,693,914)	$(180,952,629)	$(57,066,863)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Bond	$68,176	$18,858	$114	$6,453	$32,724	$3,017	$21,551	$18	$36,942	$10,319	$1,549	$12,391
Core Fixed Income	172,653	30,623	1,317	9,958	82,873	4,900	74,782	210	139,495	36,206	2,390	97,401
Global Core Fixed Income	52,091	9,611	667	—	25,004	1,538	44,176	107	34,105	41,718	—	1,151

142                The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

 Statements of Operations (continued)

  For the Six Months Ended September 30, 2022 (Unaudited)

	Income Fund	Long Short Credit Strategies Fund	Strategic Income Fund

Investment Income:

Interest	$ 2,302,004	$ 3,383,575	$ 10,213,298

Dividends — affiliated issuers	9,399	31,972	341,246

Total investment income	2,311,403	3,415,547	10,554,544

Expenses:

Management fees	242,908	624,809	2,167,407
Professional fees	73,823	70,058	95,768
Registration fees	49,010	56,361	55,677
Custody, accounting and administrative services	30,420	48,392	242,047
Printing and mailing costs	16,752	18,171	48,368
Transfer Agency fees(a)	14,907	21,141	197,715
Trustee fees	11,876	11,906	12,456
Distribution and Service (12b-1) fees(a)	1,432	2,321	227,370
Service fees — Class C	233	207	21,753
Prime broker fees	149	—	29,751
Other	4,336	4,898	16,589

Total expenses	445,846	858,264	3,114,901

Less — expense reductions	(163,504)	(156,338)	(310,725)

Net expenses	282,342	701,926	2,804,176

NET INVESTMENT INCOME	2,029,061	2,713,621	7,750,368

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments —unaffiliated issuers	(2,426,157)	(7,837,939)	(26,990,246)
Purchased options	—	—	(10,681,453)
Futures contracts	265,139	(382)	46,023,150
Written options	(11,568)	—	(1,222,394)
Swap contracts	635,023	1,631,394	11,035,297
Forward foreign currency exchange contracts	704,359	26,484	8,248,025
Foreign currency transactions	(6,585)	237	(5,384,738)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(10,621,898)	(6,247,092)	(52,284,116)
Securities short sales	—	—	(1,779,415)
Unfunded Loan Commitment	(1,922)	(1,352)	—
Purchased options	—	—	5,099,328
Futures contracts	211,179	—	11,131,891
Written options	—	—	(134,724)
Swap contracts	(373,814)	(96,510)	(15,554,924)
Forward foreign currency exchange contracts	(41,033)	3,360	(4,306,841)
Foreign currency translation	(2,430)	5	(220,627)

Net realized and unrealized loss	(11,669,707)	(12,521,795)	(37,021,787)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (9,640,646)	$ (9,808,174)	$(29,271,419)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Income	$611	$698	$123	$293	$112	$5,105	$74	$7	$30	$9,286
Long Short Credit Strategies	1,632	621	68	784	99	2,844	1,348	1,416	16	14,634
Strategic Income	155,913	65,259	6,198	74,839	10,441	66,564	10,170	2,820	1,488	31,393

The accompanying notes are an integral part of these financial statements.                143

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Bond Fund		Core Fixed Income Fund

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022

From operations:

Net investment income	$ 5,164,102	$8,203,044	$ 19,779,611	$ 29,049,501

Net realized gain (loss)	(20,708,481)	226,523	(65,009,126)	(376,448)

Net change in unrealized loss	(28,149,535)	(27,624,702)	(135,723,114)	(110,340,259)

Net decrease in net assets resulting from operations	(43,693,914)	(19,195,135)	(180,952,629)	(81,667,206)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(755,271)	(774,880)	(1,685,411)	(2,227,447)

Class C Shares	(50,661)	(67,316)	(68,807)	(83,003)

Institutional Shares	(1,666,792)	(2,127,192)	(5,179,874)	(9,865,696)

Service Shares	(1,193)	(954)	(11,967)	(13,126)

Investor Shares	(929,062)	(846,899)	(3,119,256)	(6,580,118)

Class R6 Shares	(1,069,655)	(992,818)	(3,398,086)	(840,804)

Class R Shares	(32,521)	(36,968)	(43,668)	(54,196)

Class P Shares	(1,284,852)	(1,266,345)	(9,038,061)	(12,647,426)

Return of capital:

Class A Shares	—	(561,922)	—	(4,555,386)

Class C Shares	—	(48,816)	—	(16,969)

Institutional Shares	—	(1,542,580)	—	(2,016,972)

Service Shares	—	(691)	—	(2,684)

Investor Shares	—	(614,147)	—	(1,345,258)

Class R6 Shares	—	(719,964)	—	(171,896)

Class R Shares	—	(26,809)	—	(11,080)

Class P Shares	—	(918,319)	—	(2,585,677)

Total distributions to shareholders	(5,790,007)	(10,546,620)	(22,545,130)	(38,917,738)

From share transactions:

Proceeds from sales of shares	44,207,754	172,000,375	365,485,621	732,747,318

Reinvestment of distributions	5,671,934	10,324,139	21,983,052	37,686,745

Cost of shares redeemed	(61,540,247)	(248,003,732)	(372,238,929)	(1,028,114,245)

Net increase (decrease) in net assets resulting from share transactions	(11,660,559)	(65,679,218)	15,229,744	(257,680,182)

TOTAL DECREASE	(61,144,480)	(95,420,973)	(188,268,015)	(378,265,126)

Net assets:

Beginning of period	407,094,713	502,515,686	1,724,167,398	2,102,432,524

End of period	$345,950,233	$ 407,094,713	$1,535,899,383	$ 1,724,167,398

144                The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

  Statements of Changes in Net Assets (continued)

	Global Core Fixed Income Fund		Income Fund

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022

From operations:

Net investment income	$ 4,649,692	$ 5,733,480	$ 2,029,061	$ 3,690,256

Net realized gain (loss)	(8,536,416)	2,702,280	(839,789)	1,262,513

Net change in unrealized loss	(53,180,139)	(37,705,162)	(10,829,918)	(7,485,753)

Net decrease in net assets resulting from operations	(57,066,863)	(29,269,402)	(9,640,646)	(2,532,984)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(312,555)	(605,407)	(10,836)	(23,342)

Class C Shares	(9,622)	(18,739)	(3,419)	(3,386)

Institutional Shares	(1,994,090)	(3,948,218)	(607,584)	(1,175,463)

Service Shares	(3,496)	(6,215)	—	—

Investor Shares	(497,648)	(1,068,522)	(2,898)	(3,866)

Class R6 Shares	(2,536,670)	(4,161,378)	(1,192)	(2,484)

Class R Shares	—	—	(1,028)	(2,136)

Class P Shares	(69,893)	(132,095)	(1,476,847)	(3,580,367)

Total distributions to shareholders	(5,423,974)	(9,940,574)	(2,103,804)	(4,791,044)

Total distributions to shareholders	—	—	—	(4,791,044)

From share transactions:

Proceeds from sales of shares	140,633,448	142,376,864	8,612,290	34,552,232

Reinvestment of distributions	5,305,111	9,705,301	2,080,331	4,790,941

Cost of shares redeemed	(140,301,831)	(158,808,386)	(24,700,300)	(48,301,250)

Net increase (decrease) in net assets resulting from share transactions	5,636,728	(6,726,221)	(14,007,679)	(8,958,077)

TOTAL DECREASE	(56,854,109)	(45,936,197)	(25,752,129)	(16,282,105)

Net assets:

Beginning of period	640,833,800	686,769,997	99,591,934	115,874,039

End of period	$ 583,979,691	$ 640,833,800	$ 73,839,805	$ 99,591,934

The accompanying notes are an integral part of these financial statements.                145

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

  Statements of Changes in Net Assets (continued)

	Long Short Credit Strategies Fund		Strategic Income Fund

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022

From operations:

Net investment income	$ 2,713,621	$ 4,595,304	$ 7,750,368	$ 10,274,490

Net realized gain (loss)	(6,180,206)	891,358	21,027,641	35,618,281

Net change in unrealized loss	(6,341,589)	(6,491,288)	(58,049,428)	(53,811,733)

Net decrease in net assets resulting from operations	(9,808,174)	(1,004,626)	(29,271,419)	(7,918,962)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(21,777)	(56,828)	(1,530,228)	—

Class C Shares	(2,131)	(9,039)	(137,128)	—

Institutional Shares	(259,387)	(595,402)	(4,580,107)	—

Investor Shares	(39,977)	(102,070)	(224,425)	—

Class R6 Shares	(176,125)	(94,632)	(261,780)	—

Class R Shares	(416)	(984)	(27,445)	—

Class P Shares	(1,789,352)	(4,479,733)	(2,908,970)	—

Return of capital:

Class A Shares	—	—	—	(2,116,966)

Class C Shares	—	—	—	(392,043)

Institutional Shares	—	—	—	(8,013,113)

Investor Shares	—	—	—	(395,631)

Class R6 Shares	—	—	—	(341,285)

Class R Shares	—	—	—	(37,626)

Class P Shares	—	—	—	(5,063,826)

Total distributions to shareholders	(2,289,165)	(5,338,688)	(9,670,083)	(16,360,490)

From share transactions:

Proceeds from sales of shares	15,830,881	31,396,955	58,200,762	183,663,272

Reinvestment of distributions	2,287,975	5,335,759	8,733,061	14,882,871

Cost of shares redeemed	(79,927,935)	(14,904,334)	(143,415,165)	(302,712,932)

Net increase (decrease) in net assets resulting from share transactions	(61,809,079)	21,828,380	(76,481,342)	(104,166,789)

TOTAL INCREASE (DECREASE)	(73,906,418)	15,485,066	(115,422,844)	(128,446,241)

Net assets:

Beginning of period	143,173,791	127,688,725	788,725,884	917,172,125

End of period	$ 69,267,373	$143,173,791	$ 673,303,040	$ 788,725,884

146                The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.83		$10.54	$10.33	$10.06	$9.95	$10.14

Net investment income (a)	0.11		0.15	0.22	0.24	0.25	0.21

Net realized and unrealized gain (loss)	(1.19)		(0.66)	0.48	0.32	0.12	(0.19)

Total from investment operations	(1.08)		(0.51)	0.70	0.56	0.37	0.02

Distributions to shareholders from net investment income	(0.13)		(0.11)	(0.30)	(0.29)	(0.24)	(0.18)

Distributions to shareholders from net realized gains	—		—	(0.19)	—	—	—

Distributions to shareholders from return of capital	—		(0.09)	—	—	(0.02)	(0.03)

Total distributions	(0.13)		(0.20)	(0.49)	(0.29)	(0.26)	(0.21)

Net asset value, end of period	$8.62		$9.83	$10.54	$10.33	$10.06	$9.95

Total return(b)	(10.97)%		(4.92)%	6.56%	5.66%	3.84%	0.22%

Net assets, end of period (in 000s)	$49,778		$58,088	$92,871	$84,503	$85,671	$101,231

Ratio of net expenses to average net assets	0.78	%(c)	0.78%	0.78%	0.79%	0.80%	0.79%

Ratio of total expenses to average net assets	1.01	%(c)	0.96%	0.93%	0.95%	1.00%	0.93%

Ratio of net investment income to average net assets	2.45	%(c)	1.41%	2.03%	2.34%	2.59%	2.03%

Portfolio turnover rate(d)	486%		627%	690%	742%	429%	372%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                147

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class C Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.82		$10.53	$10.32	$10.05	$9.95	$10.14

Net investment income(a)	0.08		0.07	0.14	0.16	0.18	0.13

Net realized and unrealized gain (loss)	(1.19)		(0.66)	0.48	0.32	0.11	(0.18)

Total from investment operations	(1.11)		(0.59)	0.62	0.48	0.29	(0.05)

Distributions to shareholders from net investment income	(0.09)		(0.07)	(0.22)	(0.21)	(0.17)	(0.12)

Distributions to shareholders from net realized gains	—		—	(0.19)	—	—	—

Distributions to shareholders from return of capital	—		(0.05)	—	—	(0.02)	(0.02)

Total distributions	(0.09)		(0.12)	(0.41)	(0.21)	(0.19)	(0.14)

Net asset value, end of period	$8.62		$9.82	$10.53	$10.32	$10.05	$9.95

Total return(b)	(11.32)%		(5.55)%	5.67%	4.88%	2.97%	(0.53)%

Net assets, end of period (in 000s)	$4,167		$5,928	$11,437	$12,468	$8,217	$14,476

Ratio of net expenses to average net assets	1.53	%(c)	1.53%	1.53%	1.54%	1.55%	1.54%

Ratio of total expenses to average net assets	1.76	%(c)	1.70%	1.68%	1.70%	1.74%	1.68%

Ratio of net investment income to average net assets	1.68	%(c)	0.65%	1.29%	1.53%	1.82%	1.29%

Portfolio turnover rate(d)	486%		627%	690%	742%	429%	372%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

148                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.83		$10.53	$10.33	$10.05	$9.95	$10.14

Net investment income(a)	0.13		0.18	0.26	0.28	0.28	0.24

Net realized and unrealized gain (loss)	(1.20)		(0.64)	0.47	0.32	0.12	(0.18)

Total from investment operations	(1.07)		(0.46)	0.73	0.60	0.40	0.06

Distributions to shareholders from net investment income	(0.14)		(0.14)	(0.34)	(0.32)	(0.28)	(0.21)

Distributions to shareholders from net realized gains	—		—	(0.19)	—	—	—

Distributions to shareholders from return of capital	—		(0.10)	—	—	(0.02)	(0.04)

Total distributions	(0.14)		(0.24)	(0.53)	(0.32)	(0.30)	(0.25)

Net asset value, end of period	$8.62		$9.83	$10.53	$10.33	$10.05	$9.95

Total return(b)	(10.73)%		(4.61)%	6.82%	6.01%	4.19%	0.56%

Net assets, end of period (in 000s)	$93,427		$116,520	$158,080	$133,067	$155,541	$314,928

Ratio of net expenses to average net assets	0.45	%(c)	0.45%	0.45%	0.45%	0.46%	0.45%

Ratio of total expenses to average net assets	0.68	%(c)	0.63%	0.60%	0.62%	0.64%	0.59%

Ratio of net investment income to average net assets	2.76	%(c)	1.75%	2.36%	2.69%	2.89%	2.37%

Portfolio turnover rate(d)	486%		627%	690%	742%	429%	372%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                149

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Service Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.83		$10.54	$10.33	$10.05	$9.95	$10.14

Net investment income(a)	0.11		0.14	0.20	0.24	0.22	0.19

Net realized and unrealized gain (loss)	(1.19)		(0.66)	0.48	0.31	0.13	(0.18)

Total from investment operations	(1.08)		(0.52)	0.68	0.55	0.35	0.01

Distributions to shareholders from net investment income	(0.12)		(0.11)	(0.28)	(0.27)	(0.23)	(0.17)

Distributions to shareholders from net realized gains	—		—	(0.19)	—	—	—

Distributions to shareholders from return of capital	—		(0.08)	—	—	(0.02)	(0.03)

Total distributions	(0.12)		(0.19)	(0.47)	(0.27)	(0.25)	(0.20)

Net asset value, end of period	$8.63		$9.83	$10.54	$10.33	$10.05	$9.95

Total return(b)	(11.04)%		(5.08)%	6.39%	5.49%	3.67%	0.06%

Net assets, end of period (in 000s)	$88		$94	$84	$45	$66	$410

Ratio of net expenses to average net assets	0.95	%(c)	0.95%	0.95%	0.95%	0.96%	0.95%

Ratio of total expenses to average net assets	1.18	%(c)	1.13%	1.09%	1.12%	1.11%	1.09%

Ratio of net investment income to average net assets	2.28	%(c)	1.31%	1.83%	2.29%	2.28%	1.87%

Portfolio turnover rate(d)	486%		627%	690%	742%	429%	372%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

150                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.79		$10.50	$10.30	$10.02	$9.92	$10.11

Net investment income(a)	0.12		0.18	0.25	0.27	0.28	0.23

Net realized and unrealized gain (loss)	(1.18)		(0.66)	0.47	0.32	0.11	(0.18)

Total from investment operations	(1.06)		(0.48)	0.72	0.59	0.39	0.05

Distributions to shareholders from net investment income	(0.14)		(0.13)	(0.33)	(0.31)	(0.27)	(0.20)

Distributions to shareholders from net realized gains	—		—	(0.19)	—	—	—

Distributions to shareholders from return of capital	—		(0.10)	—	—	(0.02)	(0.04)

Total distributions	(0.14)		(0.23)	(0.52)	(0.31)	(0.29)	(0.24)

Net asset value, end of period	$8.59		$9.79	$10.50	$10.30	$10.02	$9.92

Total return(b)	(10.80)%		(4.71)%	6.84%	5.82%	4.10%	0.47%

Net assets, end of period (in 000s)	$55,385		$64,096	$68,314	$26,436	$33,495	$36,267

Ratio of net expenses to average net assets	0.53	%(c)	0.53%	0.53%	0.54%	0.55%	0.54%

Ratio of total expenses to average net assets	0.76	%(c)	0.71%	0.68%	0.70%	0.75%	0.68%

Ratio of net investment income to average net assets	2.69	%(c)	1.70%	2.24%	2.61%	2.85%	2.27%

Portfolio turnover rate(d)	486%		627%	690%	742%	429%	372%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                151

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.82		$10.53	$10.33	$10.05	$9.95	$10.14

Net investment income(a)	0.13		0.19	0.26	0.28	0.29	0.24

Net realized and unrealized gain (loss)	(1.19)		(0.66)	0.47	0.32	0.11	(0.18)

Total from investment operations	(1.06)		(0.47)	0.73	0.60	0.40	0.06

Distributions to shareholders from net investment income	(0.14)		(0.14)	(0.34)	(0.32)	(0.28)	(0.22)

Distributions to shareholders from net realized gains	—		—	(0.19)	—	—	—

Distributions to shareholders from return of capital	—		(0.10)	—	—	(0.02)	(0.03)

Total distributions	(0.14)		(0.24)	(0.53)	(0.32)	(0.30)	(0.25)

Net asset value, end of period	$8.62		$9.82	$10.53	$10.33	$10.05	$9.95

Total return(b)	(10.83)%		(4.60)%	6.93%	6.03%	4.10%	0.58%

Net assets, end of period (in 000s)	$63,599		$71,588	$72,608	$84,920	$71,648	$70,350

Ratio of net expenses to average net assets	0.44	%(c)	0.44%	0.44%	0.44%	0.45%	0.44%

Ratio of total expenses to average net assets	0.67	%(c)	0.62%	0.59%	0.60%	0.65%	0.58%

Ratio of net investment income to average net assets	2.79	%(c)	1.80%	2.39%	2.67%	2.95%	2.37%

Portfolio turnover rate(d)	486%		627%	690%	742%	429%	372%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

152                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class R Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.82		$10.53	$10.32	$10.05	$9.94	$10.13

Net investment income(a)	0.10		0.12	0.20	0.23	0.23	0.18

Net realized and unrealized gain (loss)	(1.18)		(0.65)	0.47	0.30	0.12	(0.18)

Total from investment operations	(1.08)		(0.53)	0.67	0.53	0.35	—

Distributions to shareholders from net investment income	(0.12)		(0.11)	(0.27)	(0.26)	(0.22)	(0.16)

Distributions to shareholders from net realized gains	—		—	(0.19)	—	—	—

Distributions to shareholders from return of capital	—		(0.07)	—	—	(0.02)	(0.03)

Total distributions	(0.12)		(0.18)	(0.46)	(0.26)	(0.24)	(0.19)

Net asset value, end of period	$8.62		$9.82	$10.53	$10.32	$10.05	$9.94

Total return(b)	(11.09)%		(5.16)%	6.30%	5.40%	3.58%	(0.03)%

Net assets, end of period (in 000s)	$2,402		$3,008	$5,030	$5,316	$19,263	$22,970

Ratio of net expenses to average net assets	1.03	%(c)	1.03%	1.03%	1.04%	1.05%	1.04%

Ratio of total expenses to average net assets	1.26	%(c)	1.21%	1.18%	1.22%	1.25%	1.18%

Ratio of net investment income to average net assets	2.20	%(c)	1.14%	1.79%	2.24%	2.34%	1.78%

Portfolio turnover rate(d)	486%		627%	690%	742%	429%	372%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                153

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,			Period Ended
	(Unaudited)		2022	2021	2020	March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$9.82		$10.53	$10.33	$10.05	$ 9.87

Net investment income(b)	0.13		0.19	0.26	0.28	0.27

Net realized and unrealized gain (loss)	(1.19)		(0.66)	0.47	0.32	0.19

Total from investment operations	(1.06)		(0.47)	0.73	0.60	0.46

Distributions to shareholders from net investment income	(0.14)		(0.14)	(0.34)	(0.32)	(0.26)

Distributions to shareholders from net realized gains	—		—	(0.19)	—	—

Distributions to shareholders from return of capital	—		(0.10)	—	—	(0.02)

Total distributions	(0.14)		(0.24)	(0.53)	(0.32)	(0.28)

Net asset value, end of period	$8.62		$9.82	$10.53	$10.33	$ 10.05

Total return(c)	(10.83)%		(4.60)%	6.93%	6.03%	4.72%

Net assets, end of period (in 000s)	$77,103		$87,773	$94,092	$81,064	$87,881

Ratio of net expenses to average net assets	0.44	%(d)	0.44%	0.44%	0.44%	0.44%(d)

Ratio of total expenses to average net assets	0.67	%(d)	0.62%	0.59%	0.60%	0.67%(d)

Ratio of net investment income to average net assets	2.79	%(d)	1.79%	2.37%	2.69%	3.00%(d)

Portfolio turnover rate(e)	486%		627%	690%	742%	429%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

154                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.11		$10.76	$10.79	$10.41	$10.23	$10.40

Net investment income (a)	0.10		0.12	0.14	0.22	0.25	0.19

Net realized and unrealized gain (loss)	(1.17)		(0.60)	0.29	0.51	0.19	(0.13)

Total from investment operations	(1.07)		(0.48)	0.43	0.73	0.44	0.06

Distributions to shareholders from net investment income	(0.12)		(0.14)	(0.21)	(0.27)	(0.26)	(0.23)

Distributions to shareholders from net realized gains	—		—	(0.25)	(0.08)	—	—

Distributions to shareholders from return of capital	—		(0.03)	—	—	—	—

Total distributions	(0.12)		(0.17)	(0.46)	(0.35)	(0.26)	(0.23)

Net asset value, end of period	$8.92		$10.11	$10.76	$10.79	$10.41	$10.23

Total return(b)	(10.57)%		(4.52)%	3.83%	7.07%	4.40%	0.56%

Net assets, end of period (in 000s)	$125,241		$150,857	$164,129	$125,490	$57,754	$62,399

Ratio of net expenses to average net assets	0.71	%(c)	0.71%	0.70%	0.74%	0.79%	0.79%

Ratio of total expenses to average net assets	0.81	%(c)	0.80%	0.81%	0.84%	0.86%	0.84%

Ratio of net investment income to average net assets	2.10	%(c)	1.13%	1.26%	2.07%	2.45%	1.82%

Portfolio turnover rate(d)	397%		489%	575%	693%	396%	273%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                155

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class C Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.16		$10.82	$10.84	$10.46	$10.29	$10.46

Net investment income(a)	0.06		0.04	0.06	0.15	0.17	0.11

Net realized and unrealized gain (loss)	(1.17)		(0.61)	0.29	0.50	0.19	(0.13)

Total from investment operations	(1.11)		(0.57)	0.35	0.65	0.36	(0.02)

Distributions to shareholders from net investment income	(0.08)		(0.07)	(0.12)	(0.19)	(0.19)	(0.15)

Distributions to shareholders from net realized gains	—		—	(0.25)	(0.08)	—	—

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.08)		(0.09)	(0.37)	(0.27)	(0.19)	(0.15)

Net asset value, end of period	$8.97		$10.16	$10.82	$10.84	$10.46	$10.29

Total return(b)	(10.95)%		(5.20)%	3.05%	6.25%	3.52%	(0.18)%

Net assets, end of period (in 000s)	$6,941		$9,529	$12,416	$8,331	$6,585	$9,817

Ratio of net expenses to average net assets	1.46	%(c)	1.46%	1.45%	1.50%	1.54%	1.54%

Ratio of total expenses to average net assets	1.56	%(c)	1.55%	1.56%	1.60%	1.61%	1.59%

Ratio of net investment income to average net assets	1.34	%(c)	0.37%	0.50%	1.37%	1.67%	1.09%

Portfolio turnover rate(d)	397%		489%	575%	693%	396%	273%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

156                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.15		$10.81	$10.83	$10.45	$10.27	$10.45

Net investment income(a)	0.12		0.16	0.17	0.26	0.27	0.23

Net realized and unrealized gain (loss)	(1.18)		(0.61)	0.30	0.51	0.21	(0.14)

Total from investment operations	(1.06)		(0.45)	0.47	0.77	0.48	0.09

Distributions to shareholders from net investment income	(0.13)		(0.17)	(0.24)	(0.31)	(0.30)	(0.27)

Distributions to shareholders from net realized gains	—		—	(0.25)	(0.08)	—	—

Distributions to shareholders from return of capital	—		(0.04)	—	—	—	—

Total distributions	(0.13)		(0.21)	(0.49)	(0.39)	(0.30)	(0.27)

Net asset value, end of period	$8.96		$10.15	$10.81	$10.83	$10.45	$10.27

Total return(b)	(10.48)%		(4.18)%	4.17%	7.41%	4.75%	0.81%

Net assets, end of period (in 000s)	$332,039		$410,606	$645,062	$292,906	$181,702	$850,477

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.37%	0.41%	0.45%	0.45%

Ratio of total expenses to average net assets	0.48	%(c)	0.47%	0.47%	0.51%	0.51%	0.50%

Ratio of net investment income to average net assets	2.43	%(c)	1.45%	1.55%	2.46%	2.66%	2.20%

Portfolio turnover rate(d)	397%		489%	575%	693%	396%	273%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                157

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Service Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.15		$10.81	$10.83	$10.46	$10.28	$10.45

Net investment income(a)	0.09		0.10	0.13	0.21	0.23	0.18

Net realized and unrealized gain (loss)	(1.17)		(0.60)	0.29	0.50	0.20	(0.14)

Total from investment operations	(1.08)		(0.50)	0.42	0.71	0.43	0.04

Distributions to shareholders from net investment income	(0.11)		(0.13)	(0.19)	(0.26)	(0.25)	(0.21)

Distributions to shareholders from net realized gains	—		—	(0.25)	(0.08)	—	—

Distributions to shareholders from return of capital	—		(0.03)	—	—	—	—

Total distributions	(0.11)		(0.16)	(0.44)	(0.34)	(0.25)	(0.21)

Net asset value, end of period	$8.96		$10.15	$10.81	$10.83	$10.46	$10.28

Total return(b)	(10.60)%		(4.74)%	3.65%	6.87%	4.23%	0.41%

Net assets, end of period (in 000s)	$970		$1,115	$1,070	$1,141	$855	$1,035

Ratio of net expenses to average net assets	0.88	%(c)	0.88%	0.87%	0.91%	0.95%	0.95%

Ratio of total expenses to average net assets	0.98	%(c)	0.97%	0.98%	1.01%	1.02%	1.00%

Ratio of net investment income to average net assets	1.94	%(c)	0.97%	1.11%	1.95%	2.28%	1.68%

Portfolio turnover rate(d)	397%		489%	575%	693%	396%	273%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

158                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.11		$10.77	$10.80	$10.42	$10.24	$10.41

Net investment income(a)	0.11		0.15	0.16	0.24	0.27	0.22

Net realized and unrealized gain (loss)	(1.16)		(0.61)	0.30	0.52	0.20	(0.13)

Total from investment operations	(1.05)		(0.46)	0.46	0.76	0.47	0.09

Distributions to shareholders from net investment income	(0.13)		(0.17)	(0.24)	(0.30)	(0.29)	(0.26)

Distributions to shareholders from net realized gains	—		—	(0.25)	(0.08)	—	—

Distributions to shareholders from return of capital	—		(0.03)	—	—	—	—

Total distributions	(0.13)		(0.20)	(0.49)	(0.38)	(0.29)	(0.26)

Net asset value, end of period	$8.93		$10.11	$10.77	$10.80	$10.42	$10.24

Total return(b)	(10.46)%		(4.37)%	4.09%	7.33%	4.66%	0.81%

Net assets, end of period (in 000s)	$186,217		$269,988	$426,467	$122,100	$17,645	$45,129

Ratio of net expenses to average net assets	0.46	%(c)	0.46%	0.45%	0.48%	0.54%	0.54%

Ratio of total expenses to average net assets	0.56	%(c)	0.55%	0.56%	0.59%	0.60%	0.59%

Ratio of net investment income to average net assets	2.34	%(c)	1.37%	1.46%	2.27%	2.66%	2.11%

Portfolio turnover rate(d)	397%		489%	575%	693%	396%	273%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                159

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.16		$10.82	$10.84	$10.46	$10.28	$10.45

Net investment income(a)	0.20		0.17	0.19	0.27	0.29	0.26

Net realized and unrealized gain (loss)	(1.26)		(0.62)	0.29	0.50	0.19	(0.16)

Total from investment operations	(1.06)		(0.45)	0.48	0.77	0.48	0.10

Distributions to shareholders from net investment income	(0.13)		(0.17)	(0.25)	(0.31)	(0.30)	(0.27)

Distributions to shareholders from net realized gains	—		—	(0.25)	(0.08)	—	—

Distributions to shareholders from return of capital	—		(0.04)	—	—	—	—

Total distributions	(0.13)		(0.21)	(0.50)	(0.39)	(0.30)	(0.27)

Net asset value, end of period	$8.97		$10.16	$10.82	$10.84	$10.46	$10.28

Total return(b)	(10.46)%		(4.16)%	4.18%	7.41%	4.76%	0.92%

Net assets, end of period (in 000s)	$267,218		$187,649	$39,378	$152,821	$219,927	$8,482

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.36%	0.40%	0.44%	0.43%

Ratio of total expenses to average net assets	0.47	%(c)	0.46%	0.47%	0.50%	0.51%	0.47%

Ratio of net investment income to average net assets	2.50	%(c)	1.56%	1.71%	2.51%	2.84%	2.50%

Portfolio turnover rate(d)	397%		489%	575%	693%	396%	273%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

160                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class R Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.11		$10.77	$10.79	$10.42	$10.24	$10.41

Net investment income(a)	0.09		0.09	0.12	0.20	0.22	0.17

Net realized and unrealized gain (loss)	(1.16)		(0.60)	0.29	0.50	0.20	(0.14)

Total from investment operations	(1.07)		(0.51)	0.41	0.70	0.42	0.03

Distributions to shareholders from net investment income	(0.11)		(0.13)	(0.18)	(0.25)	(0.24)	(0.20)

Distributions to shareholders from net realized gains	—		—	(0.25)	(0.08)	—	—

Distributions to shareholders from return of capital	—		(0.02)	—	—	—	—

Total distributions	(0.11)		(0.15)	(0.43)	(0.33)	(0.24)	(0.20)

Net asset value, end of period	$8.93		$10.11	$10.77	$10.79	$10.42	$10.24

Total return(b)	(10.69)%		(4.75)%	3.57%	6.70%	4.14%	0.31%

Net assets, end of period (in 000s)	$3,685		$4,181	$4,864	$4,774	$4,444	$4,637

Ratio of net expenses to average net assets	0.96	%(c)	0.96%	0.95%	1.00%	1.04%	1.04%

Ratio of total expenses to average net assets	1.06	%(c)	1.05%	1.06%	1.10%	1.11%	1.09%

Ratio of net investment income to average net assets	1.85	%(c)	0.88%	1.02%	1.88%	2.20%	1.63%

Portfolio turnover rate(d)	397%		489%	575%	693%	396%	273%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                161

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,			Period Ended
	(Unaudited)		2022	2021	2020	March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$10.16		$10.82	$10.85	$10.47	$ 10.20

Net investment income(b)	0.12		0.16	0.18	0.27	0.28

Net realized and unrealized gain (loss)	(1.18)		(0.61)	0.29	0.50	0.27

Total from investment operations	(1.06)		(0.45)	0.47	0.77	0.55

Distributions to shareholders from net investment income	(0.13)		(0.17)	(0.25)	(0.31)	(0.28)

Distributions to shareholders from net realized gains	—		—	(0.25)	(0.08)	—

Distributions to shareholders from return of capital	—		(0.04)	—	—	—

Total distributions	(0.13)		(0.21)	(0.50)	(0.39)	(0.28)

Net asset value, end of period	$8.97		$10.16	$10.82	$10.85	$ 10.47

Total return(c)	(10.36)%		(4.25)%	4.18%	7.41%	5.50%

Net assets, end of period (in 000s)	$613,588		$690,242	$809,047	$704,747	$595,010

Ratio of net expenses to average net assets	0.37	%(d)	0.37%	0.36%	0.40%	0.44%(d)

Ratio of total expenses to average net assets	0.47	%(d)	0.46%	0.46%	0.50%	0.52%(d)

Ratio of net investment income to average net assets	2.45	%(d)	1.47%	1.60%	2.47%	2.91%(d)

Portfolio turnover rate(e)	397%		489%	575%	693%	396%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

162                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$12.00		$12.73	$12.72	$12.47	$12.17	$12.21

Net investment income (a)	0.07		0.07	0.14	0.14	0.17	0.09

Net realized and unrealized gain (loss)	(1.17)		(0.65)	0.54	0.47	0.31	0.08

Total from investment operations	(1.10)		(0.58)	0.68	0.61	0.48	0.17

Distributions to shareholders from net investment income	(0.09)		(0.11)	(0.32)	(0.20)	(0.18)	(0.21)

Distributions to shareholders from net realized gains	—		(0.04)	(0.35)	(0.16)	—	—

Total distributions	(0.09)		(0.15)	(0.67)	(0.36)	(0.18)	(0.21)

Net asset value, end of period	$10.81		$12.00	$12.73	$12.72	$12.47	$12.17

Total return(b)	(9.23)%		(4.53)%	5.15%	4.88%	3.99%	1.38%

Net assets, end of period (in 000s)	$38,790		$45,557	$52,270	$42,358	$63,453	$78,752

Ratio of net expenses to average net assets	0.91	%(c)	0.94%	1.00%	1.01%	1.03%	1.03%

Ratio of total expenses to average net assets	1.19	%(c)	1.16%	1.17%	1.13%	1.20%	1.14%

Ratio of net investment income to average net assets	1.24	%(c)	0.56%	1.07%	1.08%	1.39%	0.76%

Portfolio turnover rate(d)	331%		461%	522%	610%	302%	172%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                163

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class C Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$11.88		$12.62	$12.61	$12.37	$12.07	$12.11

Net investment income (loss)(a)	0.03		(0.03)	0.04	0.04	0.08	0.01

Net realized and unrealized gain (loss)	(1.17)		(0.64)	0.54	0.46	0.31	0.07

Total from investment operations	(1.14)		(0.67)	0.58	0.50	0.39	0.08

Distributions to shareholders from net investment income	(0.04)		(0.03)	(0.22)	(0.10)	(0.09)	(0.12)

Distributions to shareholders from net realized gains	—		(0.04)	(0.35)	(0.16)	—	—

Total distributions	(0.04)		(0.07)	(0.57)	(0.26)	(0.09)	(0.12)

Net asset value, end of period	$10.70		$11.88	$12.62	$12.61	$12.37	$12.07

Total return(b)	(9.50)%		(5.28)%	4.40%	4.06%	3.24%	0.68%

Net assets, end of period (in 000s)	$2,198		$2,938	$4,799	$6,300	$8,725	$12,984

Ratio of net expenses to average net assets	1.66	%(c)	1.70%	1.75%	1.76%	1.78%	1.74%

Ratio of total expenses to average net assets	1.94	%(c)	1.91%	1.91%	1.88%	1.94%	1.89%

Ratio of net investment income (loss) to average net assets	0.49	%(c)	(0.22)%	0.33%	0.33%	0.63%	0.05%

Portfolio turnover rate(d)	331%		461%	522%	610%	302%	172%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

164                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$11.97		$12.70	$12.70	$12.45	$12.15	$12.19

Net investment income(a)	0.09		0.11	0.18	0.18	0.21	0.13

Net realized and unrealized gain (loss)	(1.17)		(0.65)	0.53	0.47	0.31	0.08

Total from investment operations	(1.08)		(0.54)	0.71	0.65	0.52	0.21

Distributions to shareholders from net investment income	(0.10)		(0.15)	(0.36)	(0.24)	(0.22)	(0.25)

Distributions to shareholders from net realized gains	—		(0.04)	(0.35)	(0.16)	—	—

Total distributions	(0.10)		(0.19)	(0.71)	(0.40)	(0.22)	(0.25)

Net asset value, end of period	$10.79		$11.97	$12.70	$12.70	$12.45	$12.15

Total return(b)	(9.10)%		(4.24)%	5.48%	5.22%	4.34%	1.72%

Net assets, end of period (in 000s)	$202,424		$251,099	$282,633	$250,976	$252,456	$321,021

Ratio of net expenses to average net assets	0.60	%(c)	0.63%	0.69%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets	0.86	%(c)	0.83%	0.83%	0.79%	0.86%	0.80%

Ratio of net investment income to average net assets	1.55	%(c)	0.87%	1.38%	1.37%	1.73%	1.08%

Portfolio turnover rate(d)	331%		461%	522%	610%	302%	172%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                165

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Service Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$11.91		$12.63	$12.62	$12.38	$12.09	$12.12

Net investment income(a)	0.06		0.05	0.11	0.13	0.15	0.07

Net realized and unrealized gain (loss)	(1.17)		(0.65)	0.55	0.44	0.30	0.09

Total from investment operations	(1.11)		(0.60)	0.66	0.57	0.45	0.16

Distributions to shareholders from net investment income	(0.07)		(0.08)	(0.30)	(0.17)	(0.16)	(0.19)

Distributions to shareholders from net realized gains	—		(0.04)	(0.35)	(0.16)	—	—

Total distributions	(0.07)		(0.12)	(0.65)	(0.33)	(0.16)	(0.19)

Net asset value, end of period	$10.73		$11.91	$12.63	$12.62	$12.38	$12.09

Total return(b)	(9.31)%		(4.74)%	4.98%	4.71%	3.75%	1.31%

Net assets, end of period (in 000s)	$499		$567	$653	$196	$1,930	$1,799

Ratio of net expenses to average net assets	1.10	%(c)	1.13%	1.18%	1.19%	1.19%	1.19%

Ratio of total expenses to average net assets	1.36	%(c)	1.33%	1.34%	1.30%	1.36%	1.30%

Ratio of net investment income to average net assets	1.05	%(c)	0.37%	0.85%	1.02%	1.24%	0.60%

Portfolio turnover rate(d)	331%		461%	522%	610%	302%	172%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

166                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$11.95		$12.68	$12.67	$12.43	$12.13	$12.17

Net investment income(a)	0.09		0.10	0.17	0.17	0.20	0.12

Net realized and unrealized gain (loss)	(1.17)		(0.65)	0.54	0.46	0.31	0.08

Total from investment operations	(1.08)		(0.55)	0.71	0.63	0.51	0.20

Distributions to shareholders from net investment income	(0.10)		(0.14)	(0.35)	(0.23)	(0.21)	(0.24)

Distributions to shareholders from net realized gains	—		(0.04)	(0.35)	(0.16)	—	—

Total distributions	(0.10)		(0.18)	(0.70)	(0.39)	(0.21)	(0.24)

Net asset value, end of period	$10.77		$11.95	$12.68	$12.67	$12.43	$12.13

Total return(b)	(9.07)%		(4.31)%	5.43%	5.07%	4.25%	1.63%

Net assets, end of period (in 000s)	$50,815		$60,048	$73,477	$47,717	$53,615	$62,988

Ratio of net expenses to average net assets	0.66	%(c)	0.69%	0.75%	0.76%	0.78%	0.78%

Ratio of total expenses to average net assets	0.94	%(c)	0.91%	0.92%	0.88%	0.95%	0.89%

Ratio of net investment income to average net assets	1.49	%(c)	0.82%	1.31%	1.31%	1.64%	1.00%

Portfolio turnover rate(d)	331%		461%	522%	610%	302%	172%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                167

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$11.98		$12.71	$12.70	$12.45	$12.16	$12.19

Net investment income(a)	0.09		0.11	0.19	0.17	0.21	0.15

Net realized and unrealized gain (loss)	(1.18)		(0.65)	0.53	0.48	0.30	0.07

Total from investment operations	(1.09)		(0.54)	0.72	0.65	0.51	0.22

Distributions to shareholders from net investment income	(0.10)		(0.15)	(0.36)	(0.24)	(0.22)	(0.25)

Distributions to shareholders from net realized gains	—		(0.04)	(0.35)	(0.16)	—	—

Total distributions	(0.10)		(0.19)	(0.71)	(0.40)	(0.22)	(0.25)

Net asset value, end of period	$10.79		$11.98	$12.71	$12.70	$12.45	$12.16

Total return(b)	(9.02)%		(4.23)%	5.49%	5.22%	4.35%	1.73%

Net assets, end of period (in 000s)	$282,038		$272,464	$264,049	$311,837	$228,163	$268,413

Ratio of net expenses to average net assets	0.59	%(c)	0.62%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	0.85	%(c)	0.82%	0.82%	0.78%	0.85%	0.78%

Ratio of net investment income to average net assets	1.57	%(c)	0.89%	1.40%	1.36%	1.74%	1.25%

Portfolio turnover rate(d)	331%		461%	522%	610%	302%	172%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

168                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,			Period Ended
	(Unaudited)		2022	2021	2020	March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$11.99		$12.72	$12.71	$12.46	$12.10

Net investment income(b)	0.09		0.11	0.19	0.18	0.21

Net realized and unrealized gain (loss)	(1.18)		(0.65)	0.53	0.47	0.36

Total from investment operations	(1.09)		(0.54)	0.72	0.65	0.57

Distributions to shareholders from net investment income	(0.10)		(0.15)	(0.36)	(0.24)	(0.21)

Distributions to shareholders from net realized gains	—		(0.04)	(0.35)	(0.16)	—

Total distributions	(0.10)		(0.19)	(0.71)	(0.40)	(0.21)

Net asset value, end of period	$10.80		$11.99	$12.72	$12.71	$12.46

Total return(c)	(9.09)%		(4.23)%	5.49%	5.22%	4.77%

Net assets, end of period (in 000s)	$7,216		$8,160	$8,889	$7,900	$8,170

Ratio of net expenses to average net assets	0.59	%(d)	0.62%	0.68%	0.68%	0.69%(d)

Ratio of total expenses to average net assets	0.85	%(d)	0.82%	0.82%	0.78%	0.87%(d)

Ratio of net investment income to average net assets	1.56	%(d)	0.88%	1.40%	1.38%	1.82%(d)

Portfolio turnover rate(e)	331%		461%	522%	610%	302%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                169

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,		Period Ended
	(Unaudited)		2022	2021	March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$9.55		$10.25	$8.88	$10.00

Net investment income (b)	0.19		0.32	0.33	0.11

Net realized and unrealized gain (loss)	(1.22)		(0.59)	1.43	(1.11)

Total from investment operations	(1.03)		(0.27)	1.76	(1.00)

Distributions to shareholders from net investment income	(0.20)		(0.34)	(0.35)	(0.12)

Distributions to shareholders from net realized gains	—		(0.09)	(0.04)	—

Total distributions	(0.20)		(0.43)	(0.39)	(0.12)

Net asset value, end of period	$8.32		$9.55	$10.25	$ 8.88

Total return(c)	(10.79)%		(2.86)%	19.94%	(10.14)%

Net assets, end of period (in 000s)	$517		$501	$501	$ 142

Ratio of net expenses to average net assets	0.97	%(d)	0.97%	0.97%	0.98%(d)

Ratio of total expenses to average net assets	1.34	%(d)	1.30%	1.71%	2.58%(d)

Ratio of net investment income to average net assets	4.27	%(d)	3.12%	3.19%	3.44%(d)

Portfolio turnover rate(e)	99%		139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

170                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class C Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,		Period Ended
	(Unaudited)		2022	2021	March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$9.55		$10.25	$8.88	$10.00

Net investment income(b)	0.16		0.25	0.26	0.09

Net realized and unrealized gain (loss)	(1.23)		(0.60)	1.42	(1.12)

Total from investment operations	(1.07)		(0.35)	1.68	(1.03)

Distributions to shareholders from net investment income	(0.16)		(0.26)	(0.27)	(0.09)

Distributions to shareholders from net realized gains	—		(0.09)	(0.04)	—

Total distributions	(0.16)		(0.35)	(0.31)	(0.09)

Net asset value, end of period	$8.32		$9.55	$10.25	$ 8.88

Total return(c)	(11.24)%		(3.59)%	19.06%	(10.35)%

Net assets, end of period (in 000s)	$175		$197	$77	$ 65

Ratio of net expenses to average net assets	1.72	%(d)	1.72%	1.72%	1.73%(d)

Ratio of total expenses to average net assets	2.09	%(d)	2.07%	2.71%	3.40%(d)

Ratio of net investment income to average net assets	3.51	%(d)	2.52%	2.52%	2.67%(d)

Portfolio turnover rate(e)	99%		139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                171

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,		Period Ended
	(Unaudited)		2022	2021	March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$9.55		$10.25	$8.88	$ 10.00

Net investment income(b)	0.21		0.36	0.37	0.12

Net realized and unrealized gain (loss)	(1.23)		(0.60)	1.42	(1.11)

Total from investment operations	(1.02)		(0.24)	1.79	(0.99)

Distributions to shareholders from net investment income	(0.21)		(0.37)	(0.38)	(0.13)

Distributions to shareholders from net realized gains	—		(0.09)	(0.04)	—

Total distributions	(0.21)		(0.46)	(0.42)	(0.13)

Net asset value, end of period	$8.32		$9.55	$10.25	$ 8.88

Total return(c)	(10.75)%		(2.54)%	20.34%	(10.03)%

Net assets, end of period (in 000s)	$24,716		$25,483	$25,710	$22,264

Ratio of net expenses to average net assets	0.64	%(d)	0.64%	0.64%	0.64%(d)

Ratio of total expenses to average net assets	1.01	%(d)	0.98%	1.75%	2.53%(d)

Ratio of net investment income to average net assets	4.59	%(d)	3.47%	3.63%	3.72%(d)

Portfolio turnover rate(e)	99%		139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

172                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,		Period Ended
	(Unaudited)		2022	2021	March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$9.55		$10.25	$8.88	$ 10.00

Net investment income(b)	0.20		0.35	0.36	0.12

Net realized and unrealized gain (loss)	(1.22)		(0.60)	1.43	(1.12)

Total from investment operations	(1.02)		(0.25)	1.79	(1.00)

Distributions to shareholders from net investment income	(0.21)		(0.36)	(0.38)	(0.12)

Distributions to shareholders from net realized gains	—		(0.09)	(0.04)	—

Total distributions	(0.21)		(0.45)	(0.42)	(0.12)

Net asset value, end of period	$8.32		$9.55	$10.25	$ 8.88

Total return(c)	(10.79)%		(2.62)%	20.24%	(10.06)%

Net assets, end of period (in 000s)	$133		$118	$54	$ 45

Ratio of net expenses to average net assets	0.72	%(d)	0.72%	0.72%	0.73%(d)

Ratio of total expenses to average net assets	1.09	%(d)	1.05%	1.81%	2.62%(d)

Ratio of net investment income to average net assets	4.52	%(d)	3.46%	3.54%	3.63%(d)

Portfolio turnover rate(e)	99%		139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                173

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,		Period Ended
	(Unaudited)		2022	2021	March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$9.55		$10.25	$8.88	$ 10.00

Net investment income(b)	0.21		0.36	0.37	0.12

Net realized and unrealized gain (loss)	(1.23)		(0.60)	1.43	(1.11)

Total from investment operations	(1.02)		(0.24)	1.80	(0.99)

Distributions to shareholders from net investment income	(0.21)		(0.37)	(0.39)	(0.13)

Distributions to shareholders from net realized gains	—		(0.09)	(0.04)	—

Total distributions	(0.21)		(0.46)	(0.43)	(0.13)

Net asset value, end of period	$8.32		$9.55	$10.25	$ 8.88

Total return(c)	(10.74)%		(2.53)%	20.35%	(10.03)%

Net assets, end of period (in 000s)	$47		$53	$54	$ 45

Ratio of net expenses to average net assets	0.63	%(d)	0.63%	0.63%	0.63%(d)

Ratio of total expenses to average net assets	1.00	%(d)	0.97%	1.72%	2.52%(d)

Ratio of net investment income to average net assets	4.59	%(d)	3.48%	3.64%	3.73%(d)

Portfolio turnover rate(e)	99%		139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

174                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class R Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,		Period Ended
	(Unaudited)		2022	2021	March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$9.55		$10.25	$8.88	$ 10.00

Net investment income(b)	0.18		0.30	0.31	0.10

Net realized and unrealized gain (loss)	(1.22)		(0.60)	1.43	(1.11)

Total from investment operations	(1.04)		(0.30)	1.74	(1.01)

Distributions to shareholders from net investment income	(0.19)		(0.31)	(0.33)	(0.11)

Distributions to shareholders from net realized gains	—		(0.09)	(0.04)	—

Total distributions	(0.19)		(0.40)	(0.37)	(0.11)

Net asset value, end of period	$8.32		$9.55	$10.25	$ 8.88

Total return(c)	(11.01)%		(3.11)%	19.65%	(10.21)%

Net assets, end of period (in 000s)	$46		$52	$54	$ 45

Ratio of net expenses to average net assets	1.21	%(d)	1.22%	1.22%	1.23%(d)

Ratio of total expenses to average net assets	1.59	%(d)	1.56%	2.32%	3.12%(d)

Ratio of net investment income to average net assets	4.01	%(d)	2.89%	3.04%	3.13%(d)

Portfolio turnover rate(e)	99%		139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                175

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,		Period Ended
	(Unaudited)		2022	2021	March 31, 2020(a)

Per Share Data

Net asset value, beginning of period	$9.55		$10.25	$8.88	$ 10.00

Net investment income(b)	0.21		0.36	0.36	0.12

Net realized and unrealized gain (loss)	(1.23)		(0.60)	1.44	(1.11)

Total from investment operations	(1.02)		(0.24)	1.80	(0.99)

Distributions to shareholders from net investment income	(0.21)		(0.37)	(0.39)	(0.13)

Distributions to shareholders from net realized gains	—		(0.09)	(0.04)	—

Total distributions	(0.21)		(0.46)	(0.43)	(0.13)

Net asset value, end of period	$8.32		$9.55	$10.25	$ 8.88

Total return(c)	(10.75)%		(2.53)%	20.35%	(10.03)%

Net assets, end of period (in 000s)	$48,206		$73,188	$89,424	$ 809

Ratio of net expenses to average net assets	0.63	%(d)	0.63%	0.63%	0.60%(d)

Ratio of total expenses to average net assets	1.00	%(d)	0.97%	1.10%	0.63%(d)

Ratio of net investment income to average net assets	4.60	%(d)	3.48%	3.46%	3.76%(d)

Portfolio turnover rate(e)	99%		139%	363%	110%

(a)	Commenced operations on December 03, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

176                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$8.52		$8.92	$7.93	$8.71	$9.19	$9.45

Net investment income (a)	0.16		0.28	0.28	0.33	0.38	0.32

Net realized and unrealized gain (loss)	(0.89)		(0.35)	0.99	(0.73)	(0.34)	(0.24)

Total from investment operations	(0.73)		(0.07)	1.27	(0.40)	0.04	0.08

Distributions to shareholders from net investment income	(0.14)		(0.33)	(0.28)	(0.38)	(0.52)	(0.34)

Net asset value, end of period	$7.65		$8.52	$8.92	$7.93	$8.71	$9.19

Total return(b)	(8.80)%		(0.91)%	16.07%	(4.90)%	0.61%	0.86%

Net assets, end of period (in 000s)	$1,194		$1,486	$1,894	$978	$3,169	$6,984

Ratio of net expenses to average net assets	1.45	%(c)	1.46%	1.46%	1.47%	1.47%	1.43%

Ratio of total expenses to average net assets	1.70	%(c)	1.70%	1.72%	1.84%	1.74%	1.54%

Ratio of net investment income to average net assets	4.01	%(c)	3.14%	3.19%	3.74%	4.15%	3.40%

Portfolio turnover rate(d)	11%		56%	112%	164%	220%	267%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                177

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class C Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$8.52		$8.91	$7.93	$8.70	$9.19	$9.45

Net investment income(a)	0.13		0.21	0.22	0.26	0.31	0.25

Net realized and unrealized gain (loss)	(0.90)		(0.34)	0.97	(0.72)	(0.34)	(0.24)

Total from investment operations	(0.77)		(0.13)	1.19	(0.46)	(0.03)	0.01

Distributions to shareholders from net investment income	(0.11)		(0.26)	(0.21)	(0.31)	(0.46)	(0.27)

Net asset value, end of period	$7.64		$8.52	$8.91	$7.93	$8.70	$9.19

Total return(b)	(9.14)%		(1.54)%	15.08%	(5.50)%	(0.25)%	0.12%

Net assets, end of period (in 000s)	$152		$179	$423	$543	$1,092	$1,545

Ratio of net expenses to average net assets	2.20	%(c)	2.20%	2.21%	2.22%	2.22%	2.18%

Ratio of total expenses to average net assets	2.45	%(c)	2.45%	2.51%	2.60%	2.52%	2.29%

Ratio of net investment income to average net assets	3.25	%(c)	2.36%	2.52%	3.00%	3.39%	2.65%

Portfolio turnover rate(d)	11%		56%	112%	164%	220%	267%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

178                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$8.51		$8.91	$7.92	$8.70	$9.18	$9.44

Net investment income(a)	0.18		0.31	0.31	0.35	0.41	0.35

Net realized and unrealized gain (loss)	(0.90)		(0.36)	0.99	(0.72)	(0.34)	(0.23)

Total from investment operations	(0.72)		(0.05)	1.30	(0.37)	0.07	0.12

Distributions to shareholders from net investment income	(0.15)		(0.35)	(0.31)	(0.41)	(0.55)	(0.38)

Net asset value, end of period	$7.64		$8.51	$8.91	$7.92	$8.70	$9.18

Total return(b)	(8.54)%		(0.59)%	16.47%	(4.59)%	0.84%	1.32%

Net assets, end of period (in 000s)	$11,142		$15,884	$14,905	$14,592	$22,611	$199,256

Ratio of net expenses to average net assets	1.12	%(c)	1.12%	1.13%	1.13%	1.13%	1.09%

Ratio of total expenses to average net assets	1.37	%(c)	1.37%	1.42%	1.50%	1.30%	1.19%

Ratio of net investment income to average net assets	4.33	%(c)	3.46%	3.57%	4.07%	4.45%	3.74%

Portfolio turnover rate(d)	11%		56%	112%	164%	220%	267%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                179

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$8.52		$8.92	$7.93	$8.70	$9.19	$9.45

Net investment income(a)	0.17		0.30	0.31	0.35	0.40	0.35

Net realized and unrealized gain (loss)	(0.90)		(0.35)	0.98	(0.72)	(0.34)	(0.24)

Total from investment operations	(0.73)		(0.05)	1.29	(0.37)	0.06	0.11

Distributions to shareholders from net investment income	(0.15)		(0.35)	(0.30)	(0.40)	(0.55)	(0.37)

Net asset value, end of period	$7.64		$8.52	$8.92	$7.93	$8.70	$9.19

Total return(b)	(8.68)%		(0.66)%	16.36%	(4.56)%	0.75%	1.12%

Net assets, end of period (in 000s)	$1,902		$2,633	$2,406	$2,187	$4,261	$7,357

Ratio of net expenses to average net assets	1.20	%(c)	1.20%	1.21%	1.22%	1.22%	1.18%

Ratio of total expenses to average net assets	1.45	%(c)	1.45%	1.49%	1.59%	1.50%	1.28%

Ratio of net investment income to average net assets	4.24	%(c)	3.38%	3.49%	3.99%	4.41%	3.66%

Portfolio turnover rate(d)	11%		56%	112%	164%	220%	267%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

180                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,				Period Ended
	(Unaudited)		2022	2021	2020	2019	March 31, 2018(a)

Per Share Data

Net asset value, beginning of period	$8.52		$8.91	$7.93	$8.70	$9.18	$ 9.48

Net investment income(b)	0.18		0.31	0.31	0.35	0.40	0.13

Net realized and unrealized gain (loss)	(0.91)		(0.34)	0.98	(0.71)	(0.33)	(0.20)

Total from investment operations	(0.73)		(0.03)	1.29	(0.36)	0.07	(0.07)

Distributions to shareholders from net investment income	(0.15)		(0.36)	(0.31)	(0.41)	(0.55)	(0.23)

Net asset value, end of period	$7.64		$8.52	$8.91	$7.93	$8.70	$ 9.18

Total return(c)	(8.64)%		(0.46)%	16.33%	(4.46)%	0.85%	(0.62)%

Net assets, end of period (in 000s)	$11,272		$5,353	$1,654	$2,218	$1,823	$3,612

Ratio of net expenses to average net assets	1.11	%(d)	1.11%	1.12%	1.12%	1.12%	1.11%(d)

Ratio of total expenses to average net assets	1.36	%(d)	1.36%	1.39%	1.50%	1.43%	1.05%(d)

Ratio of net investment income to average net assets	4.41	%(d)	3.51%	3.57%	4.07%	4.49%	4.27%(d)

Portfolio turnover rate(e)	11%		56%	112%	164%	220%	267%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                181

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class R Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$8.52		$8.91	$7.93	$8.70	$9.19	$9.45

Net investment income(a)	0.15		0.26	0.26	0.30	0.35	0.30

Net realized and unrealized gain (loss)	(0.90)		(0.35)	0.98	(0.71)	(0.34)	(0.24)

Total from investment operations	(0.75)		(0.09)	1.24	(0.41)	0.01	0.06

Distributions to shareholders from net investment income	(0.13)		(0.30)	(0.26)	(0.36)	(0.50)	(0.32)

Net asset value, end of period	$7.64		$8.52	$8.91	$7.93	$8.70	$9.19

Total return(b)	(8.92)%		(1.04)%	15.65%	(5.03)%	0.24%	0.61%

Net assets, end of period (in 000s)	$26		$28	$29	$24	$26	$36

Ratio of net expenses to average net assets	1.69	%(c)	1.70%	1.71%	1.72%	1.72%	1.68%

Ratio of total expenses to average net assets	1.94	%(c)	1.94%	1.98%	2.09%	2.01%	1.78%

Ratio of net investment income to average net assets	3.76	%(c)	2.88%	2.98%	3.48%	3.88%	3.15%

Portfolio turnover rate(d)	11%		56%	112%	164%	220%	267%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

182                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,			Period Ended
	(Unaudited)		2022	2021	2020	March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$8.50		$8.90	$7.92	$8.69	$ 9.25

Net investment income(b)	0.18		0.31	0.31	0.35	0.38

Net realized and unrealized gain (loss)	(0.90)		(0.35)	0.98	(0.71)	(0.40)

Total from investment operations	(0.72)		(0.04)	1.29	(0.36)	(0.02)

Distributions to shareholders from net investment income	(0.15)		(0.36)	(0.31)	(0.41)	(0.54)

Net asset value, end of period	$7.63		$8.50	$8.90	$7.92	$ 8.69

Total return(c)	(8.54)%		(0.58)%	16.35%	(4.47)%	(0.07)%

Net assets, end of period (in 000s)	$43,581		$117,611	$106,377	$76,234	$87,163

Ratio of net expenses to average net assets	1.12	%(d)	1.11%	1.12%	1.12%	1.12%(d)

Ratio of total expenses to average net assets	1.37	%(d)	1.36%	1.38%	1.49%	1.52%(d)

Ratio of net investment income to average net assets	4.35	%(d)	3.47%	3.55%	4.08%	4.55%(d)

Portfolio turnover rate(e)	11%		56%	112%	164%	220%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                183

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.14		$9.41	$8.48	$9.28	$9.54	$9.70

Net investment income (a)	0.09		0.09	0.31	0.26	0.35	0.17

Net realized and unrealized gain (loss)	(0.46)		(0.20)	0.99	(0.78)	(0.31)	(0.25)

Total from investment operations	(0.37)		(0.11)	1.30	(0.52)	0.04	(0.08)

Distributions to shareholders from net investment income	(0.11)		—	(0.35)	— (b)	(0.05)	(0.05)

Distributions to shareholders from return of capital	—		(0.16)	(0.02)	(0.28)	(0.25)	(0.03)

Total distributions	(0.11)		(0.16)	(0.37)	(0.28)	(0.30)	(0.08)

Net asset value, end of period	$8.66		$9.14	$9.41	$8.48	$9.28	$9.54

Total return(c)	(4.07)%		(1.12)%	15.12%	(5.64)%	0.46%	(0.86)%

Net assets, end of period (in 000s)	$123,574		$127,793	$126,488	$115,257	$202,337	$311,146

Ratio of net expenses to average net assets	1.02	%(d)	1.01%	1.02%	1.01%	0.99%	0.95%

Ratio of total expenses to average net assets	1.11	%(d)	1.07%	1.05%	1.04%	1.01%	0.95%

Ratio of net investment income to average net assets	1.91	%(d)	0.94%	3.27%	2.84%	3.72%	1.81%

Portfolio turnover rate(e)	318%		416%	722%	491%	169%	128%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

184                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class C Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.11		$9.39	$8.46	$9.25	$9.52	$9.71

Net investment income(a)	0.05		0.02	0.24	0.19	0.28	0.10

Net realized and unrealized gain (loss)	(0.46)		(0.21)	0.98	(0.77)	(0.32)	(0.26)

Total from investment operations	(0.41)		(0.19)	1.22	(0.58)	(0.04)	(0.16)

Distributions to shareholders from net investment income	(0.07)		—	(0.27)	— (b)	(0.04)	(0.02)

Distributions to shareholders from return of capital	—		(0.09)	(0.02)	(0.21)	(0.19)	(0.01)

Total distributions	(0.07)		(0.09)	(0.29)	(0.21)	(0.23)	(0.03)

Net asset value, end of period	$8.63		$9.11	$9.39	$8.46	$9.25	$9.52

Total return(c)	(4.48)%		(1.82)%	14.24%	(6.27)%	(0.41)%	(1.60)%

Net assets, end of period (in 000s)	$11,166		$22,237	$55,099	$89,308	$150,514	$252,929

Ratio of net expenses to average net assets	1.77	%(d)	1.76%	1.77%	1.77%	1.74%	1.70%

Ratio of total expenses to average net assets	1.86	%(d)	1.81%	1.80%	1.79%	1.76%	1.70%

Ratio of net investment income to average net assets	1.05	%(d)	0.18%	2.54%	2.10%	2.97%	1.01%

Portfolio turnover rate(e)	318%		416%	722%	491%	169%	128%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                185

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.15		$9.42	$8.49	$9.28	$9.55	$9.70

Net investment income(a)	0.10		0.12	0.34	0.29	0.38	0.20

Net realized and unrealized gain (loss)	(0.47)		(0.20)	0.99	(0.76)	(0.32)	(0.25)

Total from investment operations	(0.37)		(0.08)	1.33	(0.47)	0.06	(0.05)

Distributions to shareholders from net investment income	(0.12)		—	(0.38)	(0.01)	(0.06)	(0.07)

Distributions to shareholders from return of capital	—		(0.19)	(0.02)	(0.31)	(0.27)	(0.03)

Total distributions	(0.12)		(0.19)	(0.40)	(0.32)	(0.33)	(0.10)

Net asset value, end of period	$8.66		$9.15	$9.42	$8.49	$9.28	$9.55

Total return(b)	(3.91)%		(0.83)%	15.62%	(5.31)%	0.71%	(0.49)%

Net assets, end of period (in 000s)	$306,129		$376,645	$437,445	$564,586	$950,665	$3,849,088

Ratio of net expenses to average net assets	0.69	%(c)	0.68%	0.69%	0.68%	0.65%	0.61%

Ratio of total expenses to average net assets	0.78	%(c)	0.74%	0.72%	0.70%	0.66%	0.61%

Ratio of net investment income to average net assets	2.22	%(c)	1.28%	3.61%	3.18%	4.10%	2.08%

Portfolio turnover rate(d)	318%		416%	722%	491%	169%	128%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

186                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.14		$9.42	$8.48	$9.28	$9.55	$9.70

Net investment income(a)	0.10		0.11	0.33	0.29	0.37	0.19

Net realized and unrealized gain (loss)	(0.46)		(0.21)	1.00	(0.78)	(0.32)	(0.24)

Total from investment operations	(0.36)		(0.10)	1.33	(0.49)	0.05	(0.05)

Distributions to shareholders from net investment income	(0.12)		—	(0.37)	(0.01)	(0.05)	(0.07)

Distributions to shareholders from return of capital	—		(0.18)	(0.02)	(0.30)	(0.27)	(0.03)

Total distributions	(0.12)		(0.18)	(0.39)	(0.31)	(0.32)	(0.10)

Net asset value, end of period	$8.66		$9.14	$9.42	$8.48	$9.28	$9.55

Total return(b)	(3.95)%		(0.90)%	15.52%	(5.40)%	0.61%	(0.56)%

Net assets, end of period (in 000s)	$15,483		$18,592	$22,711	$25,179	$96,019	$189,884

Ratio of net expenses to average net assets	0.77	%(c)	0.76%	0.77%	0.76%	0.74%	0.70%

Ratio of total expenses to average net assets	0.86	%(c)	0.82%	0.80%	0.79%	0.76%	0.70%

Ratio of net investment income to average net assets	2.14	%(c)	1.19%	3.53%	3.15%	3.98%	2.01%

Portfolio turnover rate(d)	318%		416%	722%	491%	169%	128%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                187

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.14		$9.41	$8.48	$9.28	$9.55	$9.70

Net investment income(a)	0.10		0.14	0.34	0.29	0.35	0.21

Net realized and unrealized gain (loss)	(0.46)		(0.22)	0.99	(0.77)	(0.29)	(0.26)

Total from investment operations	(0.36)		(0.08)	1.33	(0.48)	0.06	(0.05)

Distributions to shareholders from net investment income	(0.12)		—	(0.38)	(0.01)	(0.10)	(0.06)

Distributions to shareholders from return of capital	—		(0.19)	(0.02)	(0.31)	(0.23)	(0.04)

Total distributions	(0.12)		(0.19)	(0.40)	(0.32)	(0.33)	(0.10)

Net asset value, end of period	$8.66		$9.14	$9.41	$8.48	$9.28	$9.55

Total return(b)	(4.02)%		(0.71)%	15.51%	(5.30)%	0.70%	(0.48)%

Net assets, end of period (in 000s)	$18,782		$19,883	$4,023	$6,779	$25,882	$24,628

Ratio of net expenses to average net assets	0.68	%(c)	0.67%	0.68%	0.67%	0.64%	0.60%

Ratio of total expenses to average net assets	0.77	%(c)	0.73%	0.70%	0.69%	0.66%	0.60%

Ratio of net investment income to average net assets	2.23	%(c)	1.47%	3.63%	3.16%	3.73%	2.14%

Portfolio turnover rate(d)	318%		416%	722%	491%	169%	128%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

188                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class R Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.12		$9.40	$8.47	$9.26	$9.53	$9.70

Net investment income(a)	0.07		0.07	0.29	0.24	0.32	0.14

Net realized and unrealized gain (loss)	(0.45)		(0.21)	0.98	(0.77)	(0.31)	(0.25)

Total from investment operations	(0.38)		(0.14)	1.27	(0.53)	0.01	(0.11)

Distributions to shareholders from net investment income	(0.10)		—	(0.32)	—	(0.05)	(0.04)

Distributions to shareholders from return of capital	—		(0.14)	(0.02)	(0.26)	(0.23)	(0.02)

Total distributions	(0.10)		(0.14)	(0.34)	(0.26)	(0.28)	(0.06)

Net asset value, end of period	$8.64		$9.12	$9.40	$8.47	$9.26	$9.53

Total return(b)	(4.31)%		(1.35)%	14.98%	(5.89)%	0.10%	(1.12)%

Net assets, end of period (in 000s)	$2,442		$2,520	$2,539	$3,056	$4,986	$7,361

Ratio of net expenses to average net assets	1.27	%(c)	1.26%	1.27%	1.27%	1.24%	1.20%

Ratio of total expenses to average net assets	1.36	%(c)	1.32%	1.30%	1.29%	1.26%	1.20%

Ratio of net investment income to average net assets	1.65	%(c)	0.70%	3.04%	2.59%	3.46%	1.46%

Portfolio turnover rate(d)	318%		416%	722%	491%	169%	128%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                189

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,			Period Ended
	(Unaudited)		2022	2021	2020	March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$9.13		$9.40	$8.47	$9.27	$ 9.62

Net investment income(b)	0.10		0.12	0.34	0.29	0.33

Net realized and unrealized gain (loss)	(0.46)		(0.20)	0.99	(0.77)	(0.35)

Total from investment operations	(0.36)		(0.08)	1.33	(0.48)	(0.02)

Distributions to shareholders from net investment income	(0.12)		—	(0.38)	(0.01)	(0.06)

Distributions to shareholders from return of capital	—		(0.19)	(0.02)	(0.31)	(0.27)

Total distributions	(0.12)		(0.19)	(0.40)	(0.32)	(0.33)

Net asset value, end of period	$8.65		$9.13	$9.40	$8.47	$ 9.27

Total return(c)	(4.02)%		(0.71)%	15.53%	(5.31)%	(0.12)%

Net assets, end of period (in 000s)	$195,728		$221,056	$268,868	$235,966	$336,979

Ratio of net expenses to average net assets	0.68	%(d)	0.67%	0.68%	0.67%	0.64%(d)

Ratio of total expenses to average net assets	0.77	%(d)	0.73%	0.70%	0.69%	0.68%(d)

Ratio of net investment income to average net assets	2.25	%(d)	1.27%	3.62%	3.18%	3.84%(d)

Portfolio turnover rate(e)	318%		416%	722%	491%	169%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

190                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Bond and Core Fixed Income	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Global Core Fixed Income	A, C, Institutional, Service, Investor, R6 and P	Diversified

Income, Long Short Credit Strategies and Strategic Income	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 3.75%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Bond, Core Fixed Income, Income, Long Short Credit Strategies and Strategic Income Funds pursuant to management agreements with the Trust. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM and Goldman Sachs, serves as investment adviser pursuant to a management agreement with the Trust on behalf of the Global Core Fixed Income Fund (the management agreements with GSAM and GSAMI are collectively referred to herein as the “Agreements”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

                191

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Bond	Daily/Monthly	Annually

Core Fixed Income	Daily/Monthly	Annually

Global Core Fixed Income	Daily/Monthly	Annually

Income	Daily/Monthly	Annually

Long Short Credit Strategies	Daily/Monthly	Annually

Strategic Income	Monthly/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that

192

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM and GSAMI have day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

                193

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income, Long Short Credit Strategies and Strategic Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

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September 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2022:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$182,021,655	$—

Corporate Obligations	—	124,858,432	—

U.S. Treasury Obligations	51,041,942	—	—

Asset-Backed Securities	—	19,779,902	—

Sovereign Debt Obligations	—	11,572,959	—

Municipal Debt Obligations	—	3,910,199	—

Investment Company	12,881,829	—	—

Short-term Investments	—	28,577,731	—

Total	$63,923,771	$370,720,878	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(25,300,931)	$—

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Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND (continued)
Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$4,000,653	$—

Futures Contracts(a)	779,791	—	—

Interest Rate Swap Contracts(a)	—	1,386,953	—

Credit Default Swap Contracts(a)	—	69,306	—

Purchased Option Contracts	—	2,489,805	—

Total	$779,791	$7,946,717	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(3,998,656)	$—

Futures Contracts(a)	(289,822)	—	—

Interest Rate Swap Contracts(a)	—	(1,443,962)	—

Credit Default Swap Contracts(a)	—	(377,770)	—

Written Option Contracts	—	(2,766,835)	—

Total	$(289,822)	$(8,587,223)	$—

CORE FIXED INCOME
Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$696,033,745	$—

Corporate Obligations	—	565,580,982	—

U.S. Treasury Obligations	355,726,835	—	—

Asset-Backed Securities	—	67,029,949	—

Sovereign Debt Obligations	—	22,989,594	—

Municipal Debt Obligations	—	22,016,846	—

Agency Debentures	—	46,253,482	—

Short-term Investments	—	126,761,668	—

Total	$355,726,835	$1,546,666,266	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(80,202,689)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$173,383	$—

Futures Contracts(a)	6,378,813	—	—

Interest Rate Swap Contracts(a)	—	1,763,111	—

Credit Default Swap Contracts(a)	—	46,104	—

Purchased Option Contracts	—	1,259,376	—

Total	$6,378,813	$3,241,974	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

CORE FIXED INCOME (continued)
Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(65,058)	$—

Futures Contracts(a)	(2,758,272)	—	—

Interest Rate Swap Contracts(a)	—	(1,864,534)	—

Credit Default Swap Contracts(a)	—	(2,501,527)	—

Written Option Contracts	—	(1,669,567)	—

Total	$(2,758,272)	$(6,100,686)	$—

GLOBAL CORE FIXED INCOME
Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$151,302,792	$68,993,263	$—

Corporate Obligations	—	197,463,636	—

Mortgage-Backed Obligations	—	167,218,095	—

Asset-Backed Securities	—	33,380,969	—

U.S. Treasury Obligations	12,375,291	—	—

Structured Note	—	1,011,030	—

Agency Debentures	—	1,372,454	—

Investment Company	25,743,653	—	—

Total	$189,421,736	$469,439,447	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(1,797,187)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$13,334,053	$—

Futures Contracts(a)	123,542	—	—

Interest Rate Swap Contracts(a)	—	2,396,340	—

Credit Default Swap Contracts(a)	—	96,420	—

Purchased Option Contracts	—	714,966	—

Total	$123,542	$16,541,779	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,218,721)	$—

Futures Contracts(a)	(1,944,036)	—	—

Interest Rate Swap Contracts(a)	—	(2,695,363)	—

Credit Default Swap Contracts(a)	—	(1,444,097)	—

Written Option Contracts	—	(1,083,232)	—

Total	$(1,944,036)	$(7,441,413)	$—

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Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INCOME
Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$52,943,146	$—

Mortgage-Backed Obligations	—	11,559,046	—

Bank Loans	—	6,822,335	—

Sovereign Debt Obligations	—	5,455,463	—

Asset-Backed Securities	—	3,927,419	—

U.S. Treasury Obligations	1,113,816	—	—

Common Stock and/or Other Equity Investments(b)

Europe	109,382	—	—

North America	96,428	—	—

Rights	—	3,630	—

Total	$1,319,626	$80,711,039	$—

Liabilities

Fixed Income

Unfunded Loan Committments	$—	$(2,391)	$—

Mortgage-Backed Obligations — Forward Sales Contracts	—	(3,869,179)	—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$175,112	$—

Futures Contracts	352,867	—	—

Interest Rate Swap Contracts	—	95,940	—

Credit Default Swap Contracts	—	1,196	—

Total	$352,867	$272,248	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(12,070)	$—

Futures Contracts	(213,716)	—	—

Credit Default Swap Contracts	—	(104,467)	—

Total	$(213,716)	$(116,537)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

LONG SHORT CREDIT STRATEGIES
Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Unsecured Debt Obligations	$—	$33,183,967	$—

Bank Loans	—	22,153,755	299,456

Other Secured Debt Obligations	—	8,009,605	—

Common Stock and/or Other Equity Investments(b)

Europe	378,239	—	—

North America	161,201	—	—

Investment Company	1,306,080	—	—

Total	$1,845,520	$63,347,327	$299,456

Liabilities

Secured Debt Obligations	$—	$(2,507)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$7,842	$—

Interest Rate Swap Contracts	—	55,614	—

Total	$—	$63,456	$—

Liabilities(a)

Credit Default Swap Contracts	$—	$(143,797)	$—

STRATEGIC INCOME
Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$242,079,622	$641,862

Corporate Obligations	—	137,928,110	—

U.S. Treasury Obligations	124,294,042	—	—

Asset-Backed Securities	—	76,365,836	—

Bank Loans	—	22,300,869	—

Sovereign Debt Obligations	—	14,525,076	—

Municipal Debt Obligations	—	8,479,239	—

Investment Company	83,166,914	—	—

Short-term Investments	—	60,567,233	—

Total	$207,460,956	$562,245,985	$641,862

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(14,773,749)	$—

                201

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Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC INCOME (continued)
Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$14,742,395	$—

Futures Contracts(a)	19,372,746	—	—

Interest Rate Swap Contracts(a)	—	11,472,294	—

Credit Default Swap Contracts(a)	—	191,694	—

Purchased Option Contracts	—	10,501,289	—

Total	$19,372,746	$36,907,672	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(17,304,454)	$—

Futures Contracts(a)	(146,370)	—	—

Interest Rate Swap Contracts(a)	—	(10,130,087)	—

Credit Default Swap Contracts(a)	—	(3,143,729)	—

Written Option Contracts	—	(12,529,441)	—

Total	$(146,370)	$(43,107,711)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2022. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

BOND

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts; Receivable for unrealized gain on swap contracts	$69,306	(a)	Variation margin on swap contracts; Payable for unrealized loss on swap contracts	$(377,770	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	5,695,442		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(5,717,700)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	2,961,759	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(2,781,574	)(a)

Total		$8,726,507			$(8,877,044)

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4. INVESTMENTS IN DERIVATIVES (continued)

CORE FIXED INCOME

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts; Receivable for unrealized gain on swap contracts	$45,996	(a)	Variation margin on swap contracts; Payable for unrealized loss on swap contracts	$(2,501,419	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	173,383		Payable for unrealized loss on forward foreign currency exchange contracts	(65,058)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	9,401,300	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(6,292,373	)(a)

Total		$9,620,679			$(8,858,850)

GLOBAL CORE FIXED INCOME

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	$88,111	(a)	Variation margin on swap contracts	$(1,435,788	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	13,334,053		Payable for unrealized loss on forward foreign currency exchange contracts	(2,218,721)

Interest rate	Receivable for unrealized gain on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	3,235,819	(a)	Payable for unrealized loss on swap contracts, Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(5,722,631	)(a)(b)

Total		$16,657,983			$(9,377,140)

INCOME

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts;	$1,196		Variation margin on swap contracts;	$(104,467)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	175,112		Payable for unrealized loss on forward foreign currency exchange contracts	(12,070)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts;	448,807		Variation margin on futures contracts; Variation margin on swap contracts;	(213,716)

Total		$625,115			$(330,253)

                203

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 Notes to Financial Statements (continued)

  September 30, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

LONG SHORT CREDIT STRATEGIES

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	—	$—		Variation margin on swap contracts	$(143,797	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	7,842		—	—

Interest rate	Variation margin on swap contracts	55,614	(a)	—	—

Total		$63,456			$(143,797)

STRATEGIC INCOME

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Receivable for unrealized gain on swap contracts	$191,694	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	$(3,143,729	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	22,068,568		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(24,711,556)

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	34,020,156	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(15,398,796	)(a)

Total		$56,280,418			$(43,254,081)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $19,852, 164,162, 71,273 and 131,125 for the Bond, Core Fixed Income, Global Core Fixed Income and Strategic Income Funds, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments.

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4. INVESTMENTS IN DERIVATIVES (continued)

These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

BOND

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$267,415	$(773,566)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options contracts and written options contracts	4,523,251	(41,040)

Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts, swap contracts and written options contracts/Net change in unrealized gain (loss) on purchased options contracts, futures contracts, swap contracts and written options contracts	(4,196,808)	163,806

Total		$593,858	$(650,800)

CORE FIXED INCOME

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$1,104,642	$(4,326,726)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	1,030,880	(205,088)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	10,756,494	1,086,332

Total		$12,892,016	$(3,445,482)

GLOBAL CORE FIXED INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(341,508)	$(2,161,551)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options contracts and written options contracts	38,951,479	1,232,184

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	(8,683,358)	(219,026)

Total		$29,926,613	$(1,148,393)

                205

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

 Notes to Financial Statements (continued)

  September 30, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

INCOME

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$63,173	$(203,150)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	704,359	(41,033)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	825,421	40,515

Total		$1,592,953	$(203,668)

LONG SHORT CREDIT STRATEGIES

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$1,219,130	$58,178

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	26,484	3,360

Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on swap contracts	411,882	(154,688)

Total		$1,657,496	$(93,150)

STRATEGIC INCOME

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$938,305	$(5,155,784)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts; purchased options contracts and written options contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts; purchased options contracts and written options contracts	10,015,138	(1,190,337)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	42,449,182	2,580,851

Total		$53,402,625	$(3,765,270)

206

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended September 30, 2022, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

	Futures	Forward	Swap	Swap	Purchased	Purchased	Written	Written
	contracts	contracts	Contracts	Agreements	Options	Swaptions	Options	Swaptions

Bond	534	$330,652,171	$421,076,714	$—	155,757,386	$203,971,380	116,207,275	$241,718,349

Core Fixed Income	2,350	10,909,183	—	696,367,806	—	329,823,389	2,000,000	393,228,324

Global Core Fixed Income	1,127	523,958,343	—	634,894,494	59,724,048	190,659,340	33,401,783	158,418,010

Income	144	5,587,575	—	21,459,947	—	—	100,000	—

Long Short Credit Strategies	—	233,355	—	23,880,000	—	—	—	—

Strategic Income	4,464	882,016,646	—	2,797,972,310	393,943,001	839,425,693	312,822,814	1,153,635,500

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swaptions, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended September 30, 2022.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM and GSAMI believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

                207

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

 Notes to Financial Statements (continued)

  September 30, 2022 (Unaudited)

4. NVESTMENTS IN DERIVATIVES (continued)

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2022:

Bond Fund

	Derivative Assets(1)				Derivative Liabilities(1)

			Forward			Forward			Net Derivative	Collateral
	Options		Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Swaps	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Barclays Bank PLC	$100,368	$—	$—	$100,368	$—	$—	$(53,467)	$(53,467)	$46,901	$—	$46,901

BNP Paribas SA	76,323	—	—	76,323	—	—	(43,718)	(43,718)	32,605	—	32,605

BofA Securities LLC	229,765	—	—	229,765	—	—	(156,573)	(156,573)	73,192	—	73,192

Citibank NA	148,434	—	—	148,434	—	—	(320,076)	(320,076)	(171,642)	60,000	(111,642)

Credit Suisse International (London)	20,848	—	—	20,848	—	—	(19,484)	(19,484)	1,364	(1,364)	—

Deutsche Bank AG (London)	596,429	—	—	596,429	—	—	(595,889)	(595,889)	540	—	540

HSBC Bank PLC	258,108	—	—	258,108	—	—	(335,134)	(335,134)	(77,026)	—	(77,026)

JPMorgan Securities, Inc.	392,512	—	4,000,653	4,393,165	—	(3,998,656)	(498,071)	(4,496,727)	(103,562)	103,562	—

MS & Co. Int. PLC	259,911	42,723	—	302,634	(19,852)	—	(477,980)	(497,832)	(195,198)	195,198	—

Standard Chartered Bank	210,128	—	—	210,128	—	—	(177,844)	(177,844)	32,284	—	32,284

UBS AG (London)	196,979	—	—	196,979	—	—	(88,599)	(88,599)	108,380	—	108,380

Total	$2,489,805	$42,723	$4,000,653	$6,533,181	$(19,852)	$(3,998,656)	$(2,766,835)	$(6,785,343)	$(252,162)	$357,396	$105,234

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

Global Core Fixed Income Fund

	Derivative Assets(1)				Derivative Liabilities(1)

			Forward			Forward			Net Derivative	Collateral
	Options		Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Swaps	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

BofA Securities LLC	$—	$—	$—	$—	$(28,143)	$—	$—	$(28,143)	$(28,143)	$28,143	$—

Citibank NA	45,467	—	—	45,467	(20,614)	—	(195,118)	(215,732)	(170,265)	170,265	—

Deutsche Bank AG (London)	312,768	—	—	312,768	—	—	(369,425)	(369,425)	(56,657)	—	(56,657)

JPMorgan Securities, Inc.	356,637	5,359	13,334,053	13,696,049	—	(2,218,721)	(435,443)	(2,654,164)	11,041,885	(3,250,000)	7,791,885

MS & Co. Int. PLC	94	65,528	—	65,622	(30,825)	—	(37,168)	(67,993)	(2,371)	2,371	—

UBS AG (London)	—	—	—	—	—	—	(46,078)	(46,078)	(46,078)	—	(46,078)

Total	$714,966	$70,887	$13,334,053	$14,119,906	$(79,582)	$(2,218,721)	$(1,083,232)	$(3,381,535)	$10,738,371	$(3,049,221)	$7,689,150

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Strategic Income Fund

	Derivative Assets(1)				Derivative Liabilities(1)

			Forward			Forward			Net Derivative	Collateral
	Options		Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Swaps	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Barclays Bank PLC	$433,008	$—	$—	$433,008	$—	$—	$(226,942)	$(226,942)	$206,066	$—	$206,066

BNP Paribas SA	331,127	—	—	331,127	—	—	(190,725)	(190,725)	140,402	—	140,402

BofA Securities LLC	985,613	—	—	985,613	—	—	(667,054)	(667,054)	318,559	—	318,559

Citibank NA	637,170	—	—	637,170	—	—	(1,821,820)	(1,821,820)	(1,184,650)	1,184,650	—

Credit Suisse Group AG	89,193	—	—	89,193	—	—	(84,238)	(84,238)	4,955	(4,955)	—

Deutsche Bank AG (London)	2,429,210	—	—	2,429,210	—	—	(2,494,747)	(2,494,747)	(65,537)	65,537	—

HSBC Bank PLC	1,114,529	—	—	1,114,529	—	—	(1,442,793)	(1,442,793)	(328,264)	—	(328,264)

JPMorgan Securities, Inc.	1,599,327	—	14,742,395	16,341,722	—	(17,304,454)	(2,133,632)	(19,438,086)	(3,096,364)	1,910,000	(1,186,364)

MS & Co. Int. PLC	1,132,083	192,009	—	1,324,092	(93,501)	—	(2,186,088)	(2,279,589)	(955,497)	955,497	—

Signature Bank	—	—	—	—	(37,939)	—	—	(37,939)	(37,939)	—	(37,939)

Standard Chartered Bank	905,844	—	—	905,844	—	—	(757,862)	(757,862)	147,982	—	147,982

UBS AG (London)	844,185	—	—	844,185	—	—	(523,540)	(523,540)	320,645	—	320,645

Total	$10,501,289	$192,009	$14,742,395	$25,435,693	$(131,440)	$(17,304,454)	$(12,529,441)	$(29,965,335)	$(4,529,642)	$4,110,729	$(418,913)

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM and GSAMI manage the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM and GSAMI are entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each applicable Fund’s average daily net assets.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2022, contractual and effective net management fees with GSAM and GSAMI were at the following rates:

	First	Next	Next	Next	Over		Effective Net Management
Fund	$1 billion	$1 billion	$3 billion	$3 billion	$8 billion	Effective Rate	Rate^

Bond	0.41%	0.37%	0.35%	0.34%	0.34%	0.41%	0.40%

Core Fixed Income	0.40	0.36	0.34	0.33	0.32	0.38	0.33*

Global Core Fixed Income	0.65	0.59	0.56	0.55	0.54	0.65	0.55**

Income	0.55	0.50	0.47	0.46	0.45	0.55	0.55

Long Short Credit Strategies	1.00	0.90	0.86	0.84	0.82	1.00	0.99

Strategic Income	0.60	0.54	0.51	0.50	0.49	0.60	0.59

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated if any.
*

GSAM agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.33% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least July 29, 2023, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

**

GSAM agreed to waive a portion of the Management Fee in order to achieve an effective net management fee rate of 0.56% as an annual percentage rate of the average daily net assets of the Fund. This management fee waiver arrangement will remain in effect through at least July 29, 2023, and prior to such date, GSAMI may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is affiliated Underlying Fund. GSAM and GSAMI have agreed to waive a portion of their management fee payable by the Funds in an amount equal to the management fee they earn as investment advisers to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended September 30, 2022, GSAM waived $20,568, $32,413, $1,136, $5,284 and $34,887 of the management fee for the Bond, Core Fixed Income, Income, Long Short Credit Strategies and Strategic Income Funds, respectively. For the six months ended September 30, 2022, GSAMI waived $19,322 of the management fee for the Global Core Fixed Income Fund.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2022, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contigent Deferred Sales Charge

Fund	Class A	Class C

Bond	$436	$—

Core Fixed Income	1,223	170

Global Core Fixed Income	77	—

Income	493	—

Long Short Credit Strategies	1	—

Strategic Income	505	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and/or shareholder administration services to their customers who are beneficial owners of such shares. The Service and/or Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C or Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.02% as an annual percentage rate of the average net assets attributed to Class A, Class C and Investor Shares of the Global Core Fixed Income Fund.

F. Other Expense Agreements and Affiliated Transactions — GSAM and GSAMI have agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM and GSAMI for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Bond, Core Fixed Income, Global Core Fixed Income, Income, Long Short Credit Strategies and Strategic Income Funds are 0.004%, 0.014%, 0.004%, 0.054%, 0.094% and 0.054%, respectively. These Other Expense limitations will remain in place through at least July 29, 2023 for the Funds, and prior

                211

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

 Notes to Financial Statements (continued)

  September 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

to such date GSAM and GSAMI may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Bond	$ 20,568	$ —	$416,256	$436,824

Core Fixed Income	480,226	—	328,566	808,792

Global Core Fixed Income	293,051	10,108	485,340	788,499

Income	1,136	—	162,368	163,504

Long Short Credit Strategies	5,284	—	151,054	156,338

Strategic Income	34,887	—	275,838	310,725

G. Line of Credit Facility — As of September 30, 2022, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2022, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

H. Other Transactions with Affiliates — For the six months ended September 30, 2022, Goldman Sachs earned $40,936, $52,577 and $109,609 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Bond, Core Fixed Income and Strategic Income Funds, respectively.

As of September 30, 2022, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the following Fund:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Portfolio	Goldman Sachs VIT Multi Strategic Alternative Portfolio

Global Core Fixed Income	25%	19%	—%

Long Short Credit Strategies	—	—	16

212

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of September 30, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R

Bond	—%	—%	—%	17%	—%	—%	—%

Income	9	26	83	—	35	100	100

Long Short Credit Strategies	—	16	—	—	—	—	96

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended ended September 30, 2022:

Fund	Underlying Fund	Market Value as of March 31, 2022	Purchases at Cost	Proceeds from Sales	Market Value as of September 30, 2022	Shares as of September 30, 2022	Dividend Income

Bond	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$211,966,141	$(199,084,312)	$12,881,829	12,881,829	$178,211

Core Fixed Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	511,294,777	(511,294,777)	—	—	325,876

Global Core Fixed Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	22,389,911	268,047,844	(264,694,102)	25,743,653	25,743,653	151,031

Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	2,658,582	15,667,578	(18,326,160)	—	—	9,399

Long Short Credit Strategies	Goldman Sachs Financial Square Government Fund — Institutional Shares	11,874,529	50,423,229	(60,991,678)	1,306,080	1,306,080	31,972

Strategic Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	16,817,687	354,811,917	(288,462,690)	83,166,914	83,166,914	341,246

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Notes to Financial Statements (continued)

    September 30, 2022 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2022, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Bond	$2,028,236,159	$ 34,527,610	$1,948,313,814	$135,383,565

Core Fixed Income	7,067,759,197	95,453,468	6,941,799,091	247,707,013

Global Core Fixed Income	1,274,302,957	702,423,536	1,187,853,352	691,818,272

Income	81,628,714	6,885,199	76,269,664	17,720,633

Long Short Credit Strategies	—	12,339,523	—	61,777,185

Strategic Income	2,049,938,864	96,653,539	1,863,227,799	141,422,824

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2022, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Bond	Core Fixed Income	Global Core Fixed Income	Income	Long Short Credit Strategies	Strategic Income

Capital loss carryforwards:

Perpetual Short-Term	$(872,329)	$(5,863,719)	$—	$—	$(29,420,016)	$(1,193,508,000)

Perpetual Long-Term	(604,149)	—	—	—	(7,430,474)	(743,099,146)

Total capital loss carryforwards	(1,476,478)	(5,863,719)	—	—	(36,850,490)	(1,936,607,146)

Timing differences (Post October Capital Loss

Deferral/Qualified Late Year Ordinary Loss

Deferral/Defaulted Bonds/Dividends

Payable and Straddle Loss Deferrals)	$(8,154,362)	$(11,937,858)	$(11,626,115)	$(640,918)	$(182)	$(14,241,560)

As of September 30, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond	Core Fixed Income	Global Core Fixed Income	Income	Long Short Credit Strategies	Strategic Income

Tax Cost	$477,506,678	$2,134,627,107	$737,162,545	$99,523,538	$77,901,827	$910,144,402

Gross unrealized gain	1,806,913	1,640,419	558,389	126,224	1,299,142	4,238,750

Gross unrealized loss	(44,668,942)	(233,874,425)	(78,859,752)	(17,619,097)	(13,708,666)	(144,034,349)

Net unrealized loss	$(42,862,029)	$(232,234,006)	$(78,301,363)	$(17,492,873)	$(12,409,524)	$(139,795,599)

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts and net mark to market gains (losses) on foreign currency contracts, differences of tax treatments of underlying fund investments, partnership investments, swap transactions, material modification of debt securities, and market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (together, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks refer to the risks of loss resulting from insufficient documentation, or legality or enforceability of a contract. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures,

                215

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

8. OTHER RISKS (continued)

including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In

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8. OTHER RISKS (continued)

addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

                217

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

8. OTHER RISKS (continued)

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAMI believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

    Share activity is as follows:

	Bond Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	423,758	$3,889,796	1,181,303	$12,407,164
Reinvestment of distributions	77,629	712,023	119,130	1,253,813
Shares redeemed	(640,192)	(5,910,182)	(4,203,793)	(44,684,511)

	(138,805)	(1,308,363)	(2,903,360)	(31,023,534)

Class C Shares
Shares sold	17,586	163,683	137,406	1,463,763
Reinvestment of distributions	4,833	44,322	9,943	104,742
Shares redeemed	(142,475)	(1,324,261)	(630,223)	(6,598,396)

	(120,056)	(1,116,256)	(482,874)	(5,029,891)

Institutional Shares
Shares sold	1,633,091	15,444,167	8,505,122	89,955,710
Reinvestment of distributions	178,800	1,641,264	341,159	3,596,208
Shares redeemed	(2,835,602)	(26,171,243)	(11,995,565)	(126,128,316)

	(1,023,711)	(9,085,812)	(3,149,284)	(32,576,398)

Service Shares
Shares sold	833	7,686	1,630	17,250
Reinvestment of distributions	130	1,193	157	1,645
Shares redeemed	(381)	(3,453)	(106)	(1,046)

	582	5,426	1,681	17,849

Investor Shares
Shares sold	1,160,629	10,744,676	2,538,890	26,595,710
Reinvestment of distributions	101,509	928,051	139,431	1,460,867
Shares redeemed	(1,361,887)	(12,498,868)	(2,640,262)	(27,772,031)

	(99,749)	(826,141)	38,059	284,546

Class R6 Shares
Shares sold	897,514	8,332,975	2,498,548	26,427,623
Reinvestment of distributions	112,611	1,032,466	158,616	1,666,442
Shares redeemed	(919,846)	(8,484,859)	(2,264,013)	(23,824,282)

	90,279	880,582	393,151	4,269,783

Class R Shares
Shares sold	10,277	95,042	43,985	464,248
Reinvestment of distributions	3,030	27,763	5,297	55,758
Shares redeemed	(40,880)	(392,373)	(220,766)	(2,356,841)

	(27,573)	(269,568)	(171,484)	(1,836,835)

Class P Shares
Shares sold	599,759	5,529,729	1,372,982	14,668,907
Reinvestment of distributions	140,215	1,284,852	207,864	2,184,664
Shares redeemed	(731,028)	(6,755,008)	(1,580,367)	(16,638,309)

	8,946	59,573	479	215,262

NET DECREASE	(1,310,087)	$(11,660,559)	(6,273,632)	$(65,679,218)

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

    Notes to Financial Statements (continued)

    September 30, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Core Fixed Income Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,971,484	$18,786,867	3,224,618	$34,799,985
Reinvestment of distributions	173,966	1,645,785	243,640	2,622,026
Shares redeemed	(3,034,212)	(28,836,260)	(3,793,091)	(40,654,348)

	(888,762)	(8,403,608)	(324,833)	(3,232,337)

Class C Shares
Shares sold	43,647	420,311	252,285	2,756,826
Reinvestment of distributions	6,706	63,759	8,508	92,014
Shares redeemed	(214,276)	(2,041,874)	(470,586)	(5,110,034)

	(163,923)	(1,557,804)	(209,793)	(2,261,194)

Institutional Shares
Shares sold	10,957,344	105,100,502	23,285,017	253,175,928
Reinvestment of distributions	494,408	4,696,220	995,847	10,780,125
Shares redeemed	(14,851,201)	(142,044,620)	(43,511,430)	(462,368,830)

	(3,399,449)	(32,247,898)	(19,230,566)	(198,412,777)

Service Shares
Shares sold	2,140	20,195	18,850	205,747
Reinvestment of distributions	226	2,144	320	3,456
Shares redeemed	(4,021)	(38,551)	(8,292)	(89,922)

	(1,655)	(16,212)	10,878	119,281

Investor Shares
Shares sold	4,010,447	38,647,272	17,109,352	184,507,679
Reinvestment of distributions	328,982	3,118,167	734,975	7,925,191
Shares redeemed	(10,175,972)	(96,758,100)	(30,750,264)	(324,652,817)

	(5,836,543)	(54,992,661)	(12,905,937)	(132,219,947)

Class R6 Shares
Shares sold	13,402,894	128,018,734	15,761,362	161,561,823
Reinvestment of distributions	356,206	3,375,298	90,359	967,397
Shares redeemed	(2,432,886)	(23,095,681)	(1,023,674)	(10,924,413)

	11,326,214	108,298,351	14,828,047	151,604,807

Class R Shares
Shares sold	56,320	544,713	83,659	907,769
Reinvestment of distributions	4,615	43,667	6,050	65,130
Shares redeemed	(61,534)	(593,100)	(128,025)	(1,375,479)

	(599)	(4,720)	(38,316)	(402,580)

Class P Shares
Shares sold	7,740,647	73,947,027	8,706,541	94,831,561
Reinvestment of distributions	949,883	9,038,012	1,406,708	15,231,406
Shares redeemed	(8,214,855)	(78,830,743)	(16,957,201)	(182,938,402)

	475,675	4,154,296	(6,843,952)	(72,875,435)

NET INCREASE (DECREASE)	1,510,958	$15,229,744	(24,714,472)	$(257,680,182)

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Global Core Fixed Income Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	250,939	$2,860,123	736,451	$9,379,595
Reinvestment of distributions	23,874	270,823	42,345	536,678
Shares redeemed	(484,294)	(5,550,784)	(1,087,931)	(13,830,331)

	(209,481)	(2,419,838)	(309,135)	(3,914,058)

Class C Shares
Shares sold	2,397	26,987	18,682	233,864
Reinvestment of distributions	856	9,614	1,470	18,479
Shares redeemed	(45,159)	(511,925)	(153,201)	(1,941,491)

	(41,906)	(475,324)	(133,049)	(1,689,148)

Institutional Shares
Shares sold	6,780,315	76,614,902	6,306,441	79,198,882
Reinvestment of distributions	171,629	1,943,934	302,374	3,824,836
Shares redeemed	(9,163,138)	(104,777,938)	(7,885,898)	(99,740,197)

	(2,211,194)	(26,219,102)	(1,277,083)	(16,716,479)

Service Shares
Shares sold	3,861	43,944	5,118	64,216
Reinvestment of distributions	311	3,497	495	6,215
Shares redeemed	(5,283)	(59,993)	(9,667)	(122,261)

	(1,111)	(12,552)	(4,054)	(51,830)

Investor Shares
Shares sold	748,443	8,547,325	1,512,478	19,198,800
Reinvestment of distributions	43,592	492,816	84,302	1,064,432
Shares redeemed	(1,098,557)	(12,456,931)	(2,367,273)	(29,490,277)

	(306,522)	(3,416,790)	(770,493)	(9,227,045)

Class R6 Shares
Shares sold	4,641,775	52,540,167	2,668,864	33,930,412
Reinvestment of distributions	222,192	2,514,534	326,018	4,122,567
Shares redeemed	(1,482,697)	(16,725,736)	(1,025,553)	(12,944,825)

	3,381,270	38,328,965	1,969,329	25,108,154

Class P Shares
Shares sold	—	—	29,159	371,095
Reinvestment of distributions	6,165	69,893	10,432	132,094
Shares redeemed	(18,940)	(218,524)	(57,827)	(739,004)

	(12,775)	(148,631)	(18,236)	(235,815)

NET INCREASE (DECREASE)	598,281	$5,636,728	(542,721)	$(6,726,221)

                221

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

    Notes to Financial Statements (continued)

    September 30, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Income Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	13,897	$122,203	14,572	$150,577
Reinvestment of distributions	1,232	10,836	2,274	23,261
Shares redeemed	(5,404)	(48,074)	(13,227)	(135,519)

	9,725	84,965	3,619	38,319

Class C Shares
Shares sold	—	—	15,146	154,488
Reinvestment of distributions	388	3,419	334	3,364
Shares redeemed	(26)	(238)	(2,398)	(24,861)

	362	3,181	13,082	132,991

Institutional Shares
Shares sold	238,726	2,167,988	107,345	1,095,863
Reinvestment of distributions	66,365	584,111	115,247	1,175,463
Shares redeemed	(1,496)	(13,165)	(62,528)	(646,872)

	303,595	2,738,934	160,064	1,624,454

Investor Shares
Shares sold	3,561	31,500	8,638	88,000
Reinvestment of distributions	330	2,898	382	3,866
Shares redeemed	(262)	(2,285)	(1,965)	(19,475)

	3,629	32,113	7,055	72,391

Class R6 Shares
Reinvestment of distributions	136	1,192	243	2,484

	136	1,192	243	2,484

Class R Shares
Reinvestment of distributions	117	1,028	209	2,136

	117	1,028	209	2,136

Class P Shares
Shares sold	721,417	6,290,599	3,220,223	33,063,304
Reinvestment of distributions	167,417	1,476,847	350,872	3,580,367
Shares redeemed	(2,756,490)	(24,636,538)	(4,631,794)	(47,474,523)

	(1,867,656)	(16,869,092)	(1,060,699)	(10,830,852)

NET DECREASE	(1,550,092)	$(14,007,679)	(876,427)	$(8,958,077)

222

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Long Short Credit Strategies Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	5,422	$44,333	45,267	$401,910
Reinvestment of distributions	2,721	21,777	6,429	56,826
Shares redeemed	(26,303)	(218,324)	(89,792)	(798,665)

	(18,160)	(152,214)	(38,096)	(339,929)

Class C Shares
Reinvestment of distributions	267	2,131	1,012	8,955
Shares redeemed	(1,417)	(11,281)	(27,392)	(241,939)

	(1,150)	(9,150)	(26,380)	(232,984)

Institutional Shares
Shares sold	130,420	1,051,470	437,273	3,848,946
Reinvestment of distributions	32,249	258,197	67,144	592,591
Shares redeemed	(569,588)	(4,556,363)	(311,478)	(2,763,485)

	(406,919)	(3,246,696)	192,939	1,678,052

Investor Shares
Shares sold	4,321	35,073	186,260	1,619,269
Reinvestment of distributions	4,988	39,977	11,561	102,043
Shares redeemed	(69,466)	(560,073)	(158,711)	(1,365,037)

	(60,157)	(485,023)	39,110	356,275

Class R6 Shares
Shares sold	1,533,519	12,579,005	432,194	3,751,830
Reinvestment of distributions	22,110	176,125	10,767	94,632
Shares redeemed	(707,871)	(5,750,000)	—	—

	847,758	7,005,130	442,961	3,846,462

Class R Shares
Reinvestment of distributions	52	416	112	984

	52	416	112	984

Class P Shares
Shares sold	266,845	2,121,000	2,489,379	21,775,000
Reinvestment of distributions	223,445	1,789,352	508,159	4,479,728
Shares redeemed	(8,610,878)	(68,831,894)	(1,119,071)	(9,735,208)

	(8,120,588)	(64,921,542)	1,878,467	16,519,520

NET INCREASE (DECREASE)	(7,759,164)	$(61,809,079)	2,489,113	$21,828,380

                223

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

    Notes to Financial Statements (continued)

    September 30, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Income Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,503,563	$13,268,292	3,243,479	$30,413,070
Reinvestment of distributions	152,503	1,352,431	196,343	1,843,618
Shares redeemed	(1,363,923)	(12,142,738)	(2,893,870)	(27,243,940)

	292,143	2,477,985	545,952	5,012,748

Class C Shares
Shares sold	30,890	272,332	56,324	529,137
Reinvestment of distributions	15,377	136,473	41,509	389,965
Shares redeemed	(1,192,654)	(10,508,704)	(3,524,261)	(32,957,450)

	(1,146,387)	(10,099,899)	(3,426,428)	(32,038,348)

Institutional Shares
Shares sold	1,721,220	15,364,071	10,702,189	101,067,917
Reinvestment of distributions	432,860	3,842,085	727,788	6,842,129
Shares redeemed	(7,996,789)	(71,786,060)	(16,696,513)	(157,135,698)

	(5,842,709)	(52,579,904)	(5,266,536)	(49,225,652)

Investor Shares
Shares sold	109,413	977,585	302,657	2,853,578
Reinvestment of distributions	25,277	224,358	42,065	395,468
Shares redeemed	(380,315)	(3,384,974)	(723,311)	(6,811,913)

	(245,625)	(2,183,031)	(378,589)	(3,562,867)

Class R6 Shares
Shares sold	394,772	3,502,795	2,151,812	20,412,233
Reinvestment of distributions	27,244	241,634	33,144	310,686
Shares redeemed	(427,894)	(3,815,638)	(436,871)	(4,089,270)

	(5,878)	(71,209)	1,748,085	16,633,649

Class R Shares
Shares sold	16,496	146,295	33,344	313,537
Reinvestment of distributions	3,061	27,110	3,966	37,179
Shares redeemed	(13,247)	(117,073)	(31,150)	(292,463)

	6,310	56,332	6,160	58,253

Class P Shares
Shares sold	2,773,884	24,669,392	2,983,532	28,073,800
Reinvestment of distributions	328,253	2,908,970	539,436	5,063,826
Shares redeemed	(4,680,071)	(41,659,978)	(7,909,047)	(74,182,198)

	(1,577,934)	(14,081,616)	(4,386,079)	(41,044,572)

NET DECREASE	(8,520,080)	$(76,481,342)	(11,157,435)	$(104,166,789)

224

    GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares for certain Funds), contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 01, 2022 through September 30, 2022, which represents a period of 183 days of a 365-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses —The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes —The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Bond Fund				Core Fixed Income Fund				Global Core Fixed Income Fund
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	4/1/22	9/30/22		9/30/22*	4/1/22	9/30/22		9/30/22*	4/1/22	9/30/22		9/30/22*
Class A
Actual	$1,000.00	$ 890.30		$3.70	$1,000.00	$ 894.30		$3.37	$1,000.00	$ 907.70		$4.37
Hypothetical 5% return	1,000.00	1,021.20	+	3.95	1,000.00	1,021.50	+	3.60	1,000.00	1,020.50	+	4.63
Class C
Actual	1,000.00	886.80		7.24	1,000.00	890.50		6.92	1,000.00	905.00		7.95
Hypothetical 5% return	1,000.00	1,017.40	+	7.74	1,000.00	1,017.70	+	7.39	1,000.00	1,016.70	+	8.41
Institutional
Actual	1,000.00	892.70		2.14	1,000.00	895.20		1.81	1,000.00	909.00		2.89
Hypothetical 5% return	1,000.00	1,022.80	+	2.28	1,000.00	1,023.20	+	1.93	1,000.00	1,022.00	+	3.06
Service
Actual	1,000.00	889.60		4.49	1,000.00	894.00		4.18	1,000.00	906.90		5.28
Hypothetical 5% return	1,000.00	1,025.10	+	4.80	1,000.00	1,025.10	+	4.46	1,000.00	1,025.10	+	5.59
Investor
Actual	1,000.00	892.00		2.51	1,000.00	895.40		2.19	1,000.00	909.30		3.17
Hypothetical 5% return	1,000.00	1,022.40	+	2.69	1,000.00	1,022.80	+	2.33	1,000.00	1,021.70	+	3.36
Class R6
Actual	1,000.00	891.70		2.09	1,000.00	895.40		1.76	1,000.00	909.80		2.84
Hypothetical 5% return	1,000.00	1,022.90	+	2.23	1,000.00	1,023.20	+	1.88	1,000.00	1,022.10	+	3.01
Class R
Actual	1,000.00	889.10		4.88	1,000.00	893.10		4.56	—	—		—
Hypothetical 5% return	1,000.00	1,019.90	+	5.22	1,000.00	1,020.30	+	4.86	—	—		—
Class P
Actual	1,000.00	891.70		2.09	1,000.00	896.40		1.76	1,000.00	909.10		2.84
Hypothetical 5% return	1,000.00	1,022.90	+	2.23	1,000.00	1,023.20	+	1.88	1,000.00	1,022.10	+	3.01

225

    GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2022 (Unaudited) (continued)

*

Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Bond	0.78%	1.53%	0.45%	0.95%	0.53%	0.44%	1.03%	0.44%
Core Fixed Income	0.71	1.46	0.38	0.88	0.46	0.37	0.96	0.37
Global Core Fixed Income	0.91	1.66	0.60	1.10	0.66	0.59	—	0.59

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expenses ratios and an assumed rate of return of 5% per year before expenses.

	Income Fund				Long Short Credit Strategies Fund				Strategic Income Fund
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	4/1/22	9/30/22		9/30/22	4/1/22	9/30/22		9/30/22*	4/1/22	9/30/22		9/30/22*
Class A
Actual	$1,000.00	$ 892.10		$4.61	$1,000.00	$ 912.00		$ 6.94	$1,000.00	$ 959.30		$5.02
Hypothetical 5% return	1,000.00	1,020.20	+	4.92	1,000.00	1,017.80	+	7.32	1,000.00	1,019.90	+	5.18
Class C
Actual	1,000.00	887.60		8.15	1,000.00	908.60		10.52	1,000.00	955.20		8.69
Hypothetical 5% return	1,000.00	1,016.40	+	8.70	1,000.00	1,014.00	+	11.10	1,000.00	1,016.20	+	8.97
Institutional
Actual	1,000.00	892.50		3.04	1,000.00	914.60		5.36	1,000.00	960.90		3.40
Hypothetical 5% return	1,000.00	1,021.90	+	3.25	1,000.00	1,019.50	+	5.66	1,000.00	1,021.60	+	3.51
Investor
Actual	1,000.00	892.10		3.42	1,000.00	913.20		5.75	1,000.00	960.50		3.80
Hypothetical 5% return	1,000.00	1,021.50	+	3.65	1,000.00	1,019.10	+	6.06	1,000.00	1,021.20	+	3.92
Class R6
Actual	1,000.00	892.60		2.98	1,000.00	913.60		5.30	1,000.00	959.80		3.35
Hypothetical 5% return	1,000.00	1,021.90	+	3.18	1,000.00	1,019.50	+	5.60	1,000.00	1,021.60	+	3.46
Class R
Actual	1,000.00	889.90		5.75	1,000.00	910.80		8.11	1,000.00	956.90		6.24
Hypothetical 5% return	1,000.00	1,019.00	+	6.15	1,000.00	1,016.60	+	8.56	1,000.00	1,018.70	+	6.44
Class P
Actual	1,000.00	892.50		3.00	1,000.00	914.60		5.37	1,000.00	959.80		3.35
Hypothetical 5% return	1,000.00	1,021.90	+	3.20	1,000.00	1,019.50	+	5.66	1,000.00	1,021.60	+	3.46

*

Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Income	0.97%	1.72%	0.64%	0.72%	0.63%	1.21%	0.63%
Long Short Credit Strategies	1.45	2.20	1.12	1.20	1.11	1.69	1.12
Strategic Income	1.02	1.77	0.69	0.77	0.68	1.27	0.68

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expenses ratios and an assumed rate of return of 5% per year before expenses.

226

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs Income Fund, Goldman Sachs Long Short Credit Strategies Fund and Goldman Sachs Strategic Income Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) on behalf of the Bond, Core Fixed Income, Income, Long Short Credit Strategies and Strategic Income Funds with Goldman Sachs Asset Management, L.P.(“GSAM”) and on behalf of the Global Core Fixed Income Fund with Goldman Sachs Asset Management International(“GSAMI”, together with GSAM, the “Investment Advisers”).

The Management Agreements were most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Bond Fund, Core Fixed Income Fund, and Global Core Fixed Income Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreements and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreements and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

            227

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreements; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Advisers and their affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers and their affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Advisers addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Advisers and their affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Advisers or their affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Advisers and their affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Advisers’ portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Advisers. They also noted the Investment Advisers’ commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Advisers and their affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Advisers’ business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Advisers continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Advisers would continue to do so in the future. The Trustees also recognized that the Investment Advisers had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Advisers and their affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and (except for the Income Fund) ratings compiled by the Outside Data Provider as of December 31, 2021, and updated performance information prepared by the Investment Advisers using the peer

228

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

group identified by the Outside Data Provider as of March 31, 2022. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Bond Fund, Core Fixed Income Fund, and Global Core Fixed Income Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Advisers.

In addition, the Trustees considered materials prepared and presentations made by the Investment Advisers’ senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Advisers’ periodic reports with respect to the Funds’ risk profiles, and how the Investment Advisers’ approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Bond Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the fourth quartile for the one-year period, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2022. They observed that the Bond Fund had experienced certain portfolio management changes in 2021. The Trustees considered that the Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2022. They also noted that the Core Fixed Income Fund had experienced certain portfolio management changes in 2021. The Trustees observed that the Global Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2022. They considered that in February 2020, the Global Core Fixed Income Fund had been repositioned from the Global Income Fund, which involved changes to the Fund’s investment objective and principal investment strategy. The Trustees also noted that the Global Core Fixed Income Fund had experienced certain portfolio management changes in 2022. They observed that the Income Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-year period, and had outperformed the Fund’s benchmark index for the one-year period ended March 31, 2022. The Trustees recalled that the Long Short Credit Strategies Fund was launched in April 2014 in connection with the reorganization of the Goldman Sachs Credit Strategies Fund, a closed-end interval fund, with and into the Fund. They considered that the Long Short Credit Strategies Fund’s Institutional Shares (when viewed together with its predecessor for the applicable periods) had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the average performance of a group of competitor funds, as determined by the Investment Adviser (the “Competitor Fund Average”), for the one- and three-year periods and underperformed for the five-year period; and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2022. However, the Trustees noted that the Fund currently implements a long/short credit strategy, while the Goldman Sachs Credit Strategies Fund implemented a long-only credit strategy. They also observed that the Long Short Credit Strategies Fund had experienced a benchmark index change in 2021. The Trustees observed that the Strategic Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods and in the third quartile for the five- and ten-year periods; outperformed the Fund’s Competitor Fund Average for the one- and three-year periods and underperformed for the five-year period; and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2022. They also considered that the Strategic Income Fund had experienced certain portfolio management changes and a benchmark index change in 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Advisers to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

            229

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

In addition, the Trustees considered the Investment Advisers’ undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Advisers manage other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Advisers to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Advisers to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Advisers’ revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Advisers’ expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Advisers for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Advisers’ expense allocation methodology. Profitability data for each Fund was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Advisers’ overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreements for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily		Core Fixed	Global Core Fixed	Income	Long Short Credit	Strategic
Net Assets	Bond Fund	Income Fund	Income Fund	Fund	Strategies Fund	Income Fund

First $1 billion	0.41%	0.40%	0.65%	0.55%	1.00%	0.60%
Next $1 billion	0.37	0.36	0.59	0.50	0.90	0.54
Next $3 billion	0.35	0.34	0.56	0.47	0.86	0.51
Next $3 billion	0.34	0.33	0.55	0.46	0.84	0.50
Over $8 billion	0.34	0.32	0.54	0.45	0.82	0.49

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and their realized profits; information comparing fee rates charged by the Investment Advisers with fee rates charged to other funds in the peer groups; and GSAM and GSAMI’s undertakings to waive a portion of their management fee for the Core Fixed Income Fund and Global Core Fixed Income Fund, respectively, and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Global Core Fixed Income Fund’s Class A, Class C, and Investor Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that GSAM had passed along savings to shareholders of the Core Fixed Income Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Advisers and Their Affiliates

The Trustees also considered the other benefits derived by the Investment Advisers and their affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Advisers; (d) the Investment Advisers’ ability to leverage the infrastructure designed to service the Funds on behalf of their other clients; (e) the Investment Advisers’

230

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Advisers’ ability to negotiate better pricing with custodians on behalf of their other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Advisers that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by GSAM that will result in increased assets under management for those ETFs and may facilitate the development of GSAM’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Advisers and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Advisers, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Advisers; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Advisers and their affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Advisers and their affiliates; (d) the Investment Advisers’ ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Advisers’ knowledge and experience gained from managing other accounts and products; (f) the Investment Advisers’ ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Advisers, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Advisers and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by its respective Investment Adviser, the Investment Advisers’ costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Advisers’ continued management likely would benefit each applicable Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each applicable Fund until June 30, 2023.

            231

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.19 trillion in assets under supervision as of September 30, 2022, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[4]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[5]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[4]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Gregory G. Weaver Paul C. Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Funds management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov. The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of September 30, 2022 and may not be representative of future investments. Fund holdings should not be reliedon in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds. © 2022 Goldman Sachs. All rights reserved. 298287-OTU-11/2022 MSFISAR-22

Goldman Sachs Funds

Semi-Annual Report	September 30, 2022

Municipal Funds
Dynamic Municipal Income
High Yield Municipal
Municipal Income Completion
Short Duration Tax-Free

Goldman Sachs Municipal Funds

∎	DYNAMIC MUNICIPAL INCOME

∎	HIGH YIELD MUNICIPAL

∎	MUNICIPAL INCOME COMPLETION

∎	SHORT DURATION TAX-FREE

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Municipal Funds

The following are highlights both of key factors affecting the municipal bond market and of any changes made to the Goldman Sachs Municipal Funds (the “Funds”) during the six months ended September 30, 2022 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed during the Reporting Period. A fuller review of the market and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended March 31, 2023.

Market and Economic Review

∎	During the Reporting Period, the broad municipal bond market recorded negative returns, with high yield municipal bonds generally experiencing larger losses than investment grade municipal bonds.

∎	Municipal bonds were affected most by rising interest rates, which increased as the Federal Reserve (the “Fed”) tightened monetary policy in an effort to combat inflation.

∎	During the second quarter of 2022, when the Reporting Period started, negative performance was fueled by a May inflation report that showed higher than market expected price increases.

∎

The Fed, which had raised the targeted federal funds (“fed funds”) rate by 50 basis points at the beginning of May, was widely expected to implement another rate hike in June. (A basis point is 1/100th of a percentage point.)

∎	In mid-June, the market’s expectations were realized, as the Fed raised short-term interest rates by 75 basis points—its largest rate hike since 1994.

∎	After a brief summer rally, municipal bonds retreated, posting declines for the third calendar quarter overall.

∎

During July 2022, the municipal bond market benefited from robust summer technicals (i.e., supply and demand) and falling U.S. Treasury yields. Although the Fed raised the targeted fed funds rate another 75 basis points, Fed Chair Jerome Powell hinted at a potential deceleration in the pace of future rate hikes.

∎	In August, Powell dispelled near-term prospects of a policy pivot, stressing the Fed was committed to taming inflation.

∎	The Fed raised the targeted fed funds rate another 75 basis points during September, with many market participants anticipating further rate hikes in the near term.

∎	During August and September, as U.S. Treasury yields surged on higher than market expected inflation readings and strong employment data, municipal bonds delivered sharply negative returns.

∎

The municipal bond market saw less than historically normal new issue volumes during the Reporting Period overall, largely because of interest rate volatility. Many states and municipalities found it less economical to issue debt, especially new taxable municipal bonds.

∎	Investment flows to municipal bond mutual funds were negative throughout the Reporting Period, with investor fears of rising interest rates seeming to drive the selling.

Fund Changes and Highlights

Goldman Sachs Dynamic Municipal Income Fund

•	The Fund significantly underperformed its benchmark, the Bloomberg Municipal Bond 1-10 Year Blend Index (the “Index”), during the Reporting Period.

•

As interest rates moved higher, the Fund’s overweight versus the Index in the intermediate- to long-term portion of the municipal yield curve detracted from its relative performance. (Yield curve is a spectrum of interest rates based on maturities of varying lengths.)

•	These negative results were partially offset by the use of derivatives to hedge duration risk. (Duration is a measure of the Fund’s sensitivity to changes in interest rates.)

1

MARKET REVIEW

•	Overall credit positioning also detracted from returns.

•	Specifically, the Fund’s bias toward medium- and below investment-grade municipal securities hurt relative performance.

•	Though municipal credit fundamentals remained robust, credit spreads, or yield differentials, widened during the Reporting Period amid investment outflows from municipal bond mutual funds.

•	On the positive side, the Fund benefited from its overweight positions in Puerto Rico and Illinois municipal securities.

Goldman Sachs Municipal Income Completion Fund

•	During the Reporting Period, the Fund produced a negative absolute return and significantly lagged the Bloomberg Municipal Bond 1-10 Year Blend Index (with dividends reinvested).[1]

•

The Fund’s combined duration and yield curve positioning detracted most from its performance. (Duration is a measure of the Fund’s sensitivity to changes in interest rates. Yield curve is a spectrum of interest rates based on maturities of varying lengths.)

•	As interest rates rose during the Reporting Period, the Fund’s exposure to the intermediate- to long-term portion of the municipal yield curve hampered returns.

•	These negative results were partly offset by the use of derivatives to hedge duration risk.

•	The Fund was also hurt during the Reporting Period by its exposure to credit risk.

•	A bias toward medium- and below investment-grade municipal securities, which tend to be of longer duration, detracted from performance.

•

Additionally, the Fund was hindered by its exposure to high yield municipal bonds. Despite solid municipal credit fundamentals, high yield municipal bonds underperformed investment grade municipal bonds during the Reporting Period on the back of investment outflows from municipal bond mutual funds.

•	Adding to the Fund’s returns was individual issue selection among special tax bonds and Puerto Rico credits. A modest allocation to cash also bolstered Fund performance.

Goldman Sachs Short Duration Tax-Free Fund

•	The Fund underperformed its benchmark, the Bloomberg Municipal Bond 1-3 Year Blend Index (with dividends reinvested) (the “Index”), during the Reporting Period.

•

The Fund’s modest exposure to taxable municipal bonds, which are not represented in the Index, was a drag on performance, as tax-exempt municipal securities outperformed taxable municipal securities during the Reporting Period.

•

Overall credit positioning, especially the Fund’s bias toward medium-grade municipal securities, also hampered relative performance as spreads, or yield differentials, on BBB-rated issues widened during the Reporting Period, especially during the second quarter of 2022.

•

The Fund’s yield curve positioning modestly detracted. The Fund generally has more exposure to longer maturities than the Index, which hurt its relative performance during the Reporting Period. (Yield curve is a spectrum of interest rates based on maturities of varying lengths.)

•	The Fund’s exposure to floating rate notes, which are not held by the Index, contributed positively to returns as interest rates rose.

[1]	Because the composition of the Bloomberg Municipal Bond 1-10 Year Blend Index is not comparable to the range of instruments in which the Fund may transact, references to the Bloomberg Municipal Bond 1-10 Year Blend Index are included for informational purposes only and not an indication of how the Fund is managed. This Fund employs a benchmark agnostic strategy.

2

FUND BASICS

Dynamic Municipal Income Fund

as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	Bloomberg Municipal Bond 1-10 Yr Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield[4]

Class A	-6.69%	-3.11%	2.95%	2.93%	4.98%
Class C	-6.98	-3.11	2.27	2.25	3.84
Institutional	-6.54	-3.11	3.40	3.39	5.75
Service	-6.74	-3.11	2.87	2.85	4.85
Investor	-6.52	-3.11	3.32	3.31	5.62
Class R6	-6.47	-3.11	3.41	3.39	5.76
Class P	-6.53	-3.11	3.41	3.39	5.76

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Municipal Bond 1-10 Year Blend Index is an unmanaged broad-based total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standard Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2021 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Market Value

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

High Yield Municipal Fund

as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	Goldman Sachs High Yield Municipal Fund Composite Index[2]	Bloomberg Municipal High Yield Bond Index[3]	Bloomberg Municipal Bond Index[4]	30-Day Standardized Subsidized Yield[5]	30-Day Standardized Unsubsidized Yield[5]	30-Day Taxable Equivalent Yield[6]

Class A	-10.57%	-8.63%	-10.16%	-6.30%	3.74%	3.73%	6.33%
Class C	-10.91	-8.63	-10.16	-6.30	3.11	3.09	5.26
Institutional	-10.43	-8.63	-10.16	-6.30	4.25	4.23	7.17
Investor	-10.45	-8.63	-10.16	-6.30	4.18	4.16	7.06
Class R6	-10.44	-8.63	-10.16	-6.30	4.26	4.24	7.20
Class P	-10.44	-8.63	-10.16	-6.30	4.26	4.24	7.20

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Goldman Sachs High Yield Municipal Fund Composite Index is comprised of the Bloomberg Municipal High Yield Bond Index (60%) (with dividends reinvested) and the Bloomberg Municipal Bond Index (40%) (with dividends reinvested).

[3]	The Bloomberg Municipal High Yield Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Bloomberg Municipal High Yield Bond Index does not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The Bloomberg Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Bloomberg Municipal Bond Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[5]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[6]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2021 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

SECTOR ALLOCATION[7]

Percentage of Market Value

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Municipal Income Completion Fund

as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	Bloomberg Municipal Bond 1-10 Year Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield

Separate Account Institutional Shares	-8.92%	-3.11%	4.23%	4.00%	7.14%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Municipal Bond 1-10 Year Blend Index is an unmanaged broadbased total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2021 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

FUND COMPOSITION[5]

Percentage of Net Assets

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Short Duration Tax-Free Fund

as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	Bloomberg Municipal Bond 1-3 Year Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield[4]

Class A	-2.30%	-1.49%	2.08%	2.06%	3.51%
Class C	-2.60	-1.49	1.68	1.66	2.84
Institutional	-2.16	-1.49	2.35	2.33	3.97
Service	-2.50	-1.49	1.85	1.83	3.12
Investor	-2.18	-1.49	2.33	2.31	3.94
Class R6	-2.26	-1.49	2.37	2.34	4.00
Class P	-2.16	-1.49	2.36	2.34	3.99

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Municipal Bond 1-3 Year Blend Index (with dividends reinvested), an unmanaged index, represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standard Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2021 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Market Value

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

10

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 96.9%
Alabama – 1.3%
Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A2/A-)
$5,000,000	4.000%	09/15/2033	$4,798,155
Black Belt Energy Gas District Gas Supply RB Series 2021A (Aa1/NR)(a)(b)
11,770,000	4.000	12/01/2031	11,319,243
Black Belt Energy Gas District Gas Supply RB Series 2022 (NR/NR)(a)(b)
12,250,000	4.000	06/01/2027	12,134,631
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (A2/AA)
425,000	5.000	08/01/2025	442,211
550,000	5.000	08/01/2027	583,486
485,000	5.000	08/01/2028	519,750
485,000	5.000	08/01/2029	524,698
425,000	5.000	08/01/2030	461,347
County of Jefferson AL Sewer Revenue (NR/NR)(c)
14,875,000	0.000	10/01/2050	15,022,118
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
4,600,000	5.750	10/01/2049	4,681,990
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
1,000,000	5.000	10/01/2024	1,023,077
1,000,000	5.000	10/01/2025	1,024,428
2,225,000	5.000	10/01/2030	2,262,893
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
225,000	2.000	10/01/2024	216,591
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
225,000	2.000	10/01/2024	216,592
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (BBB/NR) (PUTABLE)(a)(b)(d)
1,750,000	2.000	10/01/2024	1,684,601
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
740,000	5.000	10/01/2044	762,160
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (A2/AA)(c)
4,420,000	0.000	10/01/2046	4,455,578
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
13,500,000	6.000	10/01/2042	14,417,294
10,615,000	6.500	10/01/2053	11,384,722
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
200,000	3.875	11/01/2027	174,081
500,000	4.250	11/01/2032	412,878
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A1/NR)
3,820,000	4.000	06/01/2024	3,816,800

Municipal Bonds – (continued)
Alabama – (continued)
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A1/NR)(b)(e) (1M USD LIBOR + 0.85%)
10,000,000	2.946	06/01/2024	9,843,307

			102,182,631

Alaska – 0.2%
Alaska Municipal Bond Bank Authority RB Refunding Series 2016 (AMT) (NR/A+)
1,365,000	5.000	12/01/2031	1,413,392
2,055,000	5.000	12/01/2033	2,114,382
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A1/A+)
2,235,000	5.000	12/01/2029	2,416,931
1,540,000	5.000	12/01/2030	1,669,699
Alaska Municipal Bond Bank Authority RB Series 2017 THREE (NR/A+)
1,240,000	5.000	12/01/2027	1,332,086
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB-)
1,900,000	4.000	06/01/2050	1,692,361
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB+)
145,000	0.500	06/01/2031	142,533
State of Alaska GO Bonds Series 2016 (AA-/Aa3)
5,460,000	5.000	08/01/2027	5,714,084

			16,495,468

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 B (Ba3/NR)(f)
1,790,000	2.470	09/01/2024	1,693,194
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(f)
1,500,000	3.720	09/01/2027	1,323,100

			3,016,294

Arizona – 1.7%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e) (3M USD LIBOR + 0.81%)
21,670,000	3.318	01/01/2037	20,133,081
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/NR)(f)
8,000,000	6.500	11/01/2053	7,289,664
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
425,000	3.375	07/01/2041	343,174
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000	5.000	11/01/2044	1,418,260
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
570,000	5.000	01/01/2043	382,833
3,250,000	4.500	01/01/2049	1,914,818
2,095,000	5.000	01/01/2054	1,306,072

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
$1,565,000	5.000%	01/01/2037	$1,044,096
1,105,000	5.000	01/01/2038	725,095
300,000	5.000	01/01/2043	184,223
2,125,000	5.000	01/01/2049	1,239,355
600,000	5.125	01/01/2054	345,154
Arizona Industrial Development Authority RB for Kipp New York, Inc. Jerome Facility Series 2021 B (NR/BBB-)
620,000	4.000	07/01/2041	516,200
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
875,000	4.000	07/01/2041	728,508
1,000,000	4.000	07/01/2051	765,083
Arizona Industrial Development Authority RB for Provident Group – EMU Properties LLC Series 2018 (Baa3/NR)
365,000	5.000	05/01/2024	334,410
300,000	5.000	05/01/2029	255,313
650,000	5.000	05/01/2031	534,015
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(f)
530,000	3.000	12/15/2031	436,341
City of Chandler IDA Industrial Development RB Series 2007 (A+/NR) (PUTABLE)(a)(b)(d)
10,000,000	2.700	08/14/2023	9,875,817
City of Chandler IDA Industrial Development RB Series 2019 (A+/NR)(a)(b)
7,300,000	5.000	06/03/2024	7,391,861
City of Mesa Utility System RB Refunding Series 2021 (Aa2/AA-)
7,000,000	4.000	07/01/2035	6,890,761
City of Phoenix Civic Improvement Corp Junior Lien Water System RB Series 2020B (AAA/NR)
6,500,000	5.000	07/01/2044	6,844,802
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A1/A)
1,375,000	3.000	07/01/2049	937,675
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
1,115,000	5.000	07/01/2024	1,140,914
1,215,000	5.000	07/01/2025	1,252,580
2,980,000	5.000	07/01/2044	2,976,008
2,290,000	3.250	07/01/2049	1,547,750
6,125,000	5.000	07/01/2049	6,117,153
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A3/BBB+)
2,125,000	5.000	07/01/2045	2,172,202
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000	5.000	07/01/2030	7,383,315
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(f)
550,000	3.000	07/01/2031	458,610
1,050,000	4.000	07/01/2041	841,839

Municipal Bonds – (continued)
Arizona – (continued)
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(f)
1,100,000	4.000	07/01/2026	1,088,450
3,225,000	4.375	07/01/2031	3,196,846
3,225,000	5.000	07/01/2044	3,196,233
Entertainment Center Community Facilities District RB Series 2017 (NR/NR)
4,588,000	4.000	07/01/2037	4,463,200
Equitable National Charter School Revolving Loan Fund RB for Arizona IDA Series 2019A (NR/A)
1,055,000	5.000	11/01/2024	1,088,357
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
395,000	3.500	07/01/2029	346,855
376,000	4.100	07/01/2034	327,916
1,102,000	4.750	07/01/2043	915,003
Glendale City Subordinate RB Refunding Series 2017 (A1/AA)
2,500,000	5.000	07/01/2028	2,674,655
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
535,000	4.000	05/15/2031	481,865
900,000	5.000	05/15/2041	834,085
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
5,000,000	5.000	11/15/2042	4,925,330
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
380,000	4.000	02/15/2041	303,881
295,000	4.000	02/15/2046	223,662
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)(f)
300,000	4.000	07/01/2030	272,448
600,000	5.000	07/01/2040	551,563
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)(f)
500,000	4.000	07/01/2051	355,816
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(f)
300,000	5.000	10/01/2026	300,693
400,000	5.125	10/01/2030	398,832
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
200,000	4.000	07/01/2025	198,406
200,000	4.000	07/01/2026	197,415
200,000	4.000	07/01/2027	196,420
325,000	4.000	07/01/2028	317,439
250,000	4.000	07/01/2029	242,740
500,000	4.000	07/01/2034	461,751
700,000	5.000	07/01/2039	706,928
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(f)
425,000	4.750	05/01/2030	398,433
225,000	5.500	05/01/2040	201,619

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
$11,910,000	5.000%	12/01/2037	$11,722,383

			136,316,206

Arkansas – 0.4%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,790,000	5.000	12/01/2047	5,694,200
4,630,000	3.200	12/01/2049	3,126,094
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000	3.000	07/01/2032	252,321
310,000	3.125	07/01/2036	229,601
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
4,700,000	3.500	07/01/2038	4,599,468
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
700,000	5.000	06/01/2023	704,315
1,030,000	5.000	06/01/2024	1,042,266
1,215,000	5.000	06/01/2025	1,237,375
1,705,000	5.000	06/01/2026	1,745,765
1,770,000	5.000	06/01/2027	1,821,684
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
550,000	5.000	08/01/2026	570,323
500,000	5.000	08/01/2028	512,663
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (Aa2/NR)
5,395,000	3.000	02/01/2023	5,395,021
5,185,000	3.000	02/01/2024	5,178,564

			32,109,660

California – 8.6%
Airport Commission of San Francisco International Airport RB Series 2018D (A/A1)
15,790,000	5.000	05/01/2048	15,767,602
Airport Commission of San Francisco International Airport RB Series 2019E (AMT) (A/A1)
10,520,000	5.000	05/01/2050	10,493,975
Alameda Corridor Transportation Authority Current Interest Convertible Capital Appreciation Bonds Series 2022C (AGM) (Baa2/AA)
1,900,000	5.000	10/01/2052	1,914,300
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)(g)
1,000,000	0.000	08/01/2037	513,233
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
670,000	4.000	09/01/2024	668,722
500,000	4.000	09/01/2025	497,651
370,000	4.000	09/01/2026	366,958
415,000	4.000	09/01/2027	407,843

Municipal Bonds – (continued)
California – (continued)
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR) – (continued)
410,000	4.000	09/01/2028	400,609
345,000	4.000	09/01/2029	334,145
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
1,000,000	5.000	05/01/2040	1,038,557
Bay Area Toll Authority Bridge RB 2021 Series D (AA/AA)(b)(e) (SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000	2.750	04/01/2027	12,365,427
Bay Area Toll Authority Bridge RB 2021 Series E (AA/AA)(b)(e) (SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000	2.860	04/01/2028	8,184,258
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
205,000	4.000	09/01/2023	205,039
210,000	4.000	09/01/2024	209,637
220,000	4.000	09/01/2025	219,145
230,000	4.000	09/01/2026	228,518
235,000	4.000	09/01/2027	231,151
255,000	4.000	09/01/2029	247,124
275,000	4.000	09/01/2031	259,716
290,000	4.000	09/01/2032	271,213
300,000	5.000	09/01/2033	308,997
215,000	5.000	09/01/2034	220,903
330,000	5.000	09/01/2035	338,614
345,000	3.000	09/01/2036	279,580
360,000	3.000	09/01/2037	287,560
370,000	3.000	09/01/2038	290,265
380,000	3.000	09/01/2039	294,121
1,160,000	5.000	09/01/2044	1,170,513
1,475,000	5.000	09/01/2049	1,483,330
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)
25,000,000	4.000	08/01/2028	24,434,865
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (NR/BBB-)
245,000	4.000	06/01/2049	240,347
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
270,000	5.000	06/01/2050	249,468
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
950,000	4.000	06/01/2049	770,172
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
225,000	5.000	06/01/2049	212,647
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(g)
2,375,000	0.000	06/01/2055	388,646

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding Series 2020 A (NR/BBB+)
$825,000	4.000%	06/01/2049	$668,833
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
1,095,000	5.000	06/01/2049	1,034,883
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(g)
12,130,000	0.000	06/01/2055	1,984,958
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(g)
45,220,000	0.000	06/01/2055	4,363,567
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (Aaa/AAA)
5,000,000	5.250	04/01/2040	5,641,093
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (Aaa/AAA)
3,500,000	5.000	05/01/2045	3,824,027
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC – M@College Project Series 2020 A (Baa3/NR)
450,000	5.000	08/01/2035	441,620
575,000	5.000	08/01/2040	551,380
550,000	5.000	08/01/2045	515,808
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BB+)(f)
250,000	4.000	06/01/2036	211,937
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A1/AA)
500,000	5.000	02/01/2042	508,136
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
375,000	5.000	11/15/2028	400,814
350,000	5.000	11/15/2029	372,814
565,000	5.000	11/15/2030	596,313
1,010,000	5.000	11/15/2042	1,016,766
10,100,000	5.000	11/15/2056	10,060,479
California Health Facilities Financing Authority RB Series 2017A (BBB+/Baa2)
5,800,000	5.000	08/15/2042	5,706,863
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)(a)(b)
4,500,000	1.200	06/01/2028	3,738,149
California Infrastructure & Economic Development Bank RB Series A (A-/NR)
1,095,000	4.000	05/01/2039	994,762
1,140,000	4.000	05/01/2040	1,031,330
1,185,000	4.000	05/01/2041	1,069,581
California Infrastructure & Economic Development Bank RB Series B (A-/NR)
3,790,000	4.000	05/01/2039	3,443,059
1,755,000	4.000	05/01/2040	1,587,704
2,140,000	4.000	05/01/2041	1,931,565

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/A-)
1,300,000	5.000	02/01/2034	1,320,167
1,150,000	5.000	02/01/2035	1,165,736
450,000	5.000	02/01/2042	446,152
1,450,000	5.000	02/01/2047	1,436,363
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (NR/NR)
4,265,000	5.000	06/30/2028	4,377,442
3,235,000	5.000	12/31/2028	3,319,416
3,500,000	5.000	12/31/2043	3,404,977
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
650,000	4.000	07/01/2031	619,856
1,830,000	4.000	07/01/2041	1,535,043
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
200,000	5.000	10/01/2026	205,446
200,000	5.000	10/01/2027	206,095
150,000	5.000	10/01/2028	154,892
225,000	5.000	10/01/2029	232,328
125,000	5.000	10/01/2030	128,265
225,000	5.000	10/01/2031	229,682
225,000	5.000	10/01/2032	229,139
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(f)
430,000	5.000	10/01/2034	413,857
1,125,000	5.000	10/01/2039	1,044,627
1,035,000	5.000	10/01/2049	911,241
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NR)
4,275,000	5.000	07/01/2042	4,211,742
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
6,325,000	5.000	12/31/2037	6,310,932
California Municipal Finance Authority Senior Lien RB Series 2018A (NR/NR)
2,375,000	5.000	12/31/2038	2,370,473
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-1 (NR/NR)
375,000	2.750	11/15/2027	335,286
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-2 (NR/NR)
645,000	2.125	11/15/2026	589,631
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
3,625,000	4.000	07/15/2029	3,330,099
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000	5.000	06/01/2035	400,762

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (NR/A-/A-2)
$4,130,000	3.000%	11/01/2025	$3,998,756
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(f)
1,750,000	6.750	12/01/2028	1,230,383
14,195,000	7.500	12/01/2040	9,198,955
California Pollution Control Financing Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2015 A-1 (AMT) (NR/A-/A-2)
10,000,000	3.375	07/01/2025	9,810,824
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-)
4,000,000	4.300	07/01/2040	3,864,722
California Pollution Control Financing Authority VRD Solid Waste RB Series 2001A (A-/A-2/NR)(a)(b)
1,250,000	2.500	05/01/2024	1,224,617
California Pollution Control Financing Authority VRD Solid Waste RB Series 2003A (A-/A-2/NR) (PUTABLE)(a)(b)(d)
3,500,000	2.500	05/01/2024	3,428,928
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)(f)
13,845,000	5.000	07/01/2030	13,853,923
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)(f)
360,000	5.000	07/01/2023	362,321
445,000	5.000	07/01/2024	450,517
1,330,000	5.000	07/01/2029	1,351,829
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(f)
1,000,000	5.000	06/15/2040	910,067
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(f)
760,000	6.250	04/01/2052	719,049
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(f)
900,000	5.000	10/01/2042	863,811
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)(f)
950,000	5.250	07/01/2052	867,524
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)(f)
215,000	3.000	10/01/2030	187,893
500,000	5.000	10/01/2040	484,593
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(f)
290,000	2.000	10/01/2025	267,898
400,000	3.000	10/01/2031	341,879

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 B (NR/BBB-)(f)
125,000	2.250	10/01/2023	124,763
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)(f)
680,000	4.000	07/01/2030	625,227
1,250,000	5.000	07/01/2040	1,172,919
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (ST INTERCEPT) (NR/NR)(f)
435,000	5.000	06/01/2041	397,465
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 B (NR/NR)(f)
400,000	4.875	06/01/2027	367,671
California School Finance Authority RB Refunding Series 2016 (NR/BBB)(f)
3,925,000	5.000	08/01/2046	3,826,493
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000	5.000	08/01/2046	1,290,986
California State Various Purpose GO Refunding Bonds Series 2020 (Aa2/AA-)
16,170,000	4.000	11/01/2037	15,894,804
6,400,000	4.000	11/01/2038	6,194,357
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
130,000	5.000	09/01/2030	132,946
135,000	5.000	09/01/2037	136,998
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(f)
1,375,000	7.250	09/01/2050	1,246,800
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
625,000	4.000	09/01/2041	528,377
530,000	4.000	09/01/2051	418,473
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	903,236
595,000	5.000	09/02/2039	608,754
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
2,630,000	5.000	09/02/2033	2,714,712
875,000	5.000	09/02/2038	894,872
350,000	5.000	09/02/2043	353,511
1,040,000	5.000	09/02/2048	1,044,202
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
3,781,000	5.000	09/02/2029	3,916,161

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
$645,000	4.000%	09/02/2023	$643,179
670,000	4.000	09/02/2024	665,560
1,500,000	5.000	09/02/2034	1,543,011
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(f)
650,000	3.000	06/01/2029	561,046
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB+)
365,000	5.000	08/01/2028	377,488
300,000	5.000	08/01/2029	309,390
315,000	5.000	08/01/2030	324,182
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)(f)
400,000	5.000	07/01/2024	397,406
900,000	5.000	07/01/2029	858,283
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
150,000	5.000	04/01/2030	155,849
70,000	5.000	04/01/2031	72,348
385,000	4.000	04/01/2032	364,648
455,000	4.000	04/01/2034	423,207
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2021 A (NR/A-)
3,235,000	3.000	04/01/2037	2,550,581
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
3,835,000	5.500	12/01/2054	3,856,066
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 B (NR/BB-)
7,000,000	6.000	12/01/2024	7,174,959
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (NR/BB-)(f)
1,725,000	5.000	12/01/2031	1,702,719
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,710,000	4.000	09/02/2028	1,646,735
1,250,000	5.000	09/02/2040	1,243,057
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
1,250,000	5.000	09/02/2038	1,275,792
1,500,000	5.000	09/02/2048	1,502,250
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
345,000	4.000	09/02/2023	344,483
355,000	4.000	09/02/2024	353,676
1,015,000	4.000	09/02/2029	993,062

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
450,000	5.125	09/01/2042	429,223
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
5,025,000	5.000	05/15/2042	4,981,330
1,800,000	5.000	05/15/2047	1,752,672
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (NON-AMT) (A-/BBB+)
3,990,000	1.750	09/01/2029	3,313,946
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)(g)
22,510,000	0.000	06/01/2046	3,055,100
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
230,000	4.000	09/01/2026	228,436
245,000	4.000	09/01/2027	242,265
250,000	4.000	09/01/2028	244,555
165,000	3.000	09/01/2037	124,122
170,000	3.000	09/01/2038	125,689
175,000	3.000	09/01/2039	127,378
180,000	3.000	09/01/2040	127,791
620,000	3.125	09/01/2044	424,516
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (Aa1/AA)(g)
3,500,000	0.000	06/01/2034	2,093,441
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000	4.000	09/01/2042	506,104
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
825,000	4.000	09/01/2041	702,740
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(f)
100,000	4.000	09/01/2026	98,084
150,000	4.000	09/01/2031	141,455
650,000	4.000	09/01/2036	577,250
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000	09/01/2029	1,104,331
1,275,000	4.000	09/01/2032	1,191,137
1,030,000	4.000	09/01/2037	914,422
485,000	4.000	09/01/2040	418,256
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)(h)
2,000,000	5.250	09/01/2042	1,987,331
2,000,000	5.375	09/01/2047	1,984,693
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
700,000	4.000	09/01/2045	573,498

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(f)
$1,000,000	5.000%	09/01/2035	$1,016,813
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
475,000	4.000	09/01/2041	408,193
City of Los Angeles Department of Airports International Airport Subordinate RB 2022 Series A (AMT) (Aa3/AA-)
180,000	5.000	05/15/2030	189,674
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000	09/01/2028	298,479
330,000	4.000	09/01/2030	315,438
150,000	3.000	09/01/2038	109,581
160,000	3.000	09/01/2039	114,555
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
1,140,000	5.000	04/01/2024	1,140,809
1,325,000	5.000	04/01/2027	1,324,576
1,000,000	5.000	04/01/2029	997,770
1,250,000	5.000	04/01/2030	1,239,850
1,500,000	5.000	04/01/2031	1,478,279
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000	4.000	09/01/2030	157,404
190,000	4.000	09/01/2033	175,758
200,000	4.000	09/01/2036	180,016
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
670,000	4.000	09/02/2026	660,216
800,000	4.000	09/02/2031	755,505
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	102,662
100,000	5.000	09/01/2027	102,872
95,000	5.000	09/01/2028	97,648
95,000	5.000	09/01/2029	97,462
135,000	5.000	09/01/2031	137,950
245,000	5.000	09/01/2032	249,901
225,000	5.000	09/01/2033	229,164
145,000	5.000	09/01/2034	147,419
150,000	5.000	09/01/2035	152,377
680,000	5.000	09/01/2036	690,338
270,000	5.000	09/01/2037	273,922
245,000	5.000	09/01/2038	248,317
485,000	5.000	09/01/2039	490,929
City of Roseville CA ST Series 2019 (NR/NR)
85,000	4.000	09/01/2023	84,964
80,000	4.000	09/01/2024	79,848
150,000	4.000	09/01/2025	149,417
275,000	5.000	09/01/2026	284,954
210,000	5.000	09/01/2027	219,042
160,000	5.000	09/01/2028	168,044
170,000	5.000	09/01/2029	179,798
110,000	5.000	09/01/2030	115,203

Municipal Bonds – (continued)
California – (continued)
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000	09/01/2029	286,220
815,000	5.000	09/01/2034	843,756
445,000	5.000	09/01/2039	456,606
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
70,000	4.000	09/01/2024	69,816
95,000	4.000	09/01/2026	94,252
65,000	5.000	09/01/2030	67,873
190,000	4.000	09/01/2032	179,554
225,000	4.000	09/01/2034	207,625
265,000	4.000	09/01/2036	240,256
305,000	4.000	09/01/2038	270,975
330,000	4.000	09/01/2040	287,094
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(f)
495,000	4.000	09/01/2028	493,325
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
600,000	5.000	09/01/2035	611,673
1,000,000	5.000	09/01/2040	1,004,683
City of Santee Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000	4.000	09/01/2044	1,192,181
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
320,000	2.000	09/01/2024	300,537
330,000	2.250	09/01/2026	294,831
350,000	2.375	09/01/2028	299,146
380,000	2.750	09/01/2031	312,839
405,000	3.000	09/01/2033	328,517
415,000	3.000	09/01/2034	330,087
270,000	3.000	09/01/2035	211,471
900,000	3.125	09/01/2037	693,138
740,000	3.125	09/01/2039	555,344
810,000	3.250	09/01/2041	595,478
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
345,000	5.000	09/01/2044	344,092
465,000	5.000	09/01/2049	459,002
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No. 1 Series 2019 B (NR/NR)
95,000	3.125	09/01/2037	75,423
700,000	3.250	09/01/2041	535,677
600,000	3.500	09/01/2049	444,549
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (NR/AA)
275,000	3.125	08/01/2035	237,093
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	464,570
725,000	5.000	09/01/2039	742,651

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
County of Los Angeles CA Community Facilities District NO 2021-01
$2,250,000	5.000%	09/01/2047	$2,116,523
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A2/A+)
1,225,000	5.000	07/01/2039	1,233,718
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,165,000	5.000	09/01/2027	1,198,466
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
395,000	3.125	09/01/2044	267,867
1,630,000	3.125	09/01/2049	1,054,019
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
3,255,000	4.000	01/15/2046	2,776,389
Folsom Ranch Financing Authority Special Tax for City of Folsom Community Facilities District No. 21 Series 2021 (NR/NR)
415,000	4.000	09/01/2046	341,158
500,000	4.000	09/01/2050	399,872
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa2/A-)(a)
1,300,000	3.950	01/15/2053	1,049,441
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
15,850,000	3.850	06/01/2050	13,745,584
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)(b)
24,130,000	5.000	06/01/2028	26,436,852
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (A+/Aa3)(b)
13,395,000	5.000	06/01/2025	14,039,908
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2018A-1 (US TREASURY OBLIGATIONS / CASH) (NR/NR)(b)
5,250,000	5.000	06/01/2028	5,751,905
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(f)
665,000	4.000	06/01/2036	628,665
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (NR/A-)
1,000,000	3.678	06/01/2038	930,012
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	670,502
650,000	5.000	09/01/2026	676,153
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	495,140
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	447,301

Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	178,277
175,000	4.000	09/01/2026	172,415
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/NR)
350,000	5.000	09/01/2030	366,983
310,000	5.000	09/01/2032	320,778
360,000	5.000	09/01/2034	367,753
460,000	5.000	09/01/2036	465,726
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	784,359
2,500,000	5.000	09/01/2048	2,516,463
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (NR/AA)
3,000,000	3.500	09/01/2035	2,598,787
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (Aa2/AA)
2,335,000	5.000	05/15/2034	2,396,317
Los Angeles Department of Airports Subordinated RB Series 2016 B (AMT) (Aa3/AA-)
1,000,000	5.000	05/15/2029	1,028,820
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (Aa3/AA-)
7,000,000	5.250	05/15/2048	7,084,510
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (Aa3/AA-)
5,000,000	5.000	05/15/2030	5,189,549
1,000,000	5.000	05/15/2035	1,015,552
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (Aa3/AA-)
6,000,000	5.000	05/15/2030	6,285,640
Los Angeles Unified School District 2014 GO Refunding Bonds Series C (A+/Aa3)
4,520,000	5.000	07/01/2027	4,663,693
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (AGC) (Aa3/AA)(g)
2,000,000	0.000	08/01/2037	995,707
4,500,000	0.000	08/01/2038	2,122,151
4,500,000	0.000	08/01/2039	2,007,689
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL) (NR/AA-)(g)
1,205,000	0.000	08/01/2026	1,043,874
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)(g)
2,510,000	0.000	08/01/2035	1,423,863
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000	6.500	11/01/2039	2,021,552
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
3,295,000	6.125	11/01/2029	3,579,112
2,000,000	6.500	11/01/2039	2,312,835

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
$5,000,000	5.750%	08/01/2035	$5,322,078
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/BBB+)(e) (3M USD LIBOR + 0.72%)
4,025,000	3.228	07/01/2027	3,906,005
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (A2/AA)
11,335,000	5.000	11/01/2047	11,442,123
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)
2,150,000	0.000(g)	08/01/2031	1,449,610
4,150,000	0.000(g)	08/01/2032	2,648,111
3,500,000	0.000(g)	08/01/2033	2,107,992
6,450,000	7.000	08/01/2038	7,272,316
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
590,000	4.000	09/01/2023	589,955
320,000	4.000	09/01/2024	319,506
400,000	4.000	09/01/2025	398,446
1,490,000	4.000	09/01/2026	1,477,749
305,000	4.000	09/01/2027	300,269
500,000	4.000	09/01/2028	489,819
1,780,000	4.000	09/01/2029	1,730,165
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
1,800,000	5.000	09/01/2042	1,655,206
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000	4.000	09/01/2041	741,590
555,000	4.000	09/01/2046	448,518
Riverside County Transportation Commission Toll Revenue Senior Lien Refunding Bonds 2021 Series B-1 (A/BBB+)
2,230,000	4.000	06/01/2037	2,019,500
2,965,000	4.000	06/01/2038	2,661,444
3,845,000	4.000	06/01/2039	3,423,607
1,755,000	4.000	06/01/2040	1,549,318
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000	09/01/2027	191,586
205,000	4.000	09/01/2028	199,729
210,000	4.000	09/01/2029	202,490
220,000	4.000	09/01/2030	209,115
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	772,823
1,075,000	5.000	09/01/2026	1,116,276
1,000,000	5.000	09/01/2027	1,049,418
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000	5.000	09/01/2031	104,246

Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR) – (continued)
185,000	5.000	09/01/2032	192,326
165,000	5.000	09/01/2033	170,791
175,000	4.000	09/01/2034	162,385
150,000	4.000	09/01/2035	138,113
125,000	3.000	09/01/2036	95,921
470,000	5.000	09/01/2039	480,581
250,000	3.250	09/01/2041	184,474
400,000	5.000	09/01/2045	403,664
1,000,000	5.000	09/01/2049	1,005,277
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000	2.500	09/01/2037	577,348
600,000	4.000	09/01/2041	514,962
4,480,000	4.000	09/01/2050	3,577,382
Sacramento City Unified School District GO RB Refunding Series 2015 (AGM) (NR/AA)
1,000,000	5.000	07/01/2029	1,026,650
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(e) (3M USD LIBOR + 0.55%)
21,905,000	2.615	06/01/2034	20,197,602
San Diego Community College District 2016 GO Refunding Bonds (AAA/Aaa)(b)
5,500,000	5.000	08/01/2026	5,876,391
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
2,850,000	4.000	07/01/2039	2,542,600
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
10,950,000	4.000	07/01/2040	9,722,006
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (Aa2/AA-)(g)
5,000,000	0.000	07/01/2039	2,261,776
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (Aa2/AA-)(b)
3,500,000	4.000	07/01/2023	3,522,049
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 B (A1/A)
4,650,000	5.000	05/01/2049	4,778,711
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A1/A)
2,000,000	5.500	05/01/2028	2,015,104
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 A (AMT) (A1/A)
1,000,000	4.000	05/01/2039	892,866
2,800,000	4.000	05/01/2040	2,487,934
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 A (AMT) (NR/A)
10,000,000	5.000	05/01/2023	10,097,847

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (AMT) (NR/A)
$1,300,000	5.000%	05/01/2027	$1,345,077
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (NR/A-)
1,000,000	5.000	08/01/2033	1,052,516
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000	09/01/2036	495,329
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)(g)
1,715,000	0.000	01/15/2026	1,487,355
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (NR/A)(b)
1,000,000	5.000	01/15/2025	1,039,005
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (Aa1/AA+)
12,235,000	4.000	08/01/2050	10,799,274
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (Aa1/AA+)
15,995,000	4.000	08/01/2050	14,118,054
State of California GO Bonds Various Purpose GO Refunding Bonds (Aa2/AA-)
8,000,000	5.000	11/01/2031	8,889,114
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
10,775,000	4.000	03/01/2037	10,596,149
Stockton Unified School District GO Refunding Bonds Series 2016 (Aa3/A+)
2,735,000	5.000	08/01/2025	2,852,501
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (NR/BBB-)
1,760,000	4.000	06/01/2049	1,556,658
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A)
885,000	5.000	06/01/2026	910,843
1,180,000	5.000	06/01/2027	1,220,894
920,000	5.000	06/01/2028	954,625
1,780,000	5.000	06/01/2029	1,857,323
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A-)
1,745,000	5.000	06/01/2032	1,801,412
870,000	5.000	06/01/2034	890,895
435,000	5.000	06/01/2035	444,356
870,000	5.000	06/01/2036	886,242
870,000	5.000	06/01/2039	879,685
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BBB-)
2,715,000	5.000	06/01/2048	2,554,181

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(g)
7,975,000	0.000	06/01/2054	1,366,722
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
475,000	2.375	09/02/2041	288,935
1,050,000	2.500	09/02/2046	606,138
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
1,265,000	5.000	10/01/2028	1,366,384
580,000	5.000	10/01/2029	632,188
490,000	5.000	10/01/2030	535,109
1,025,000	5.000	10/01/2031	1,114,383
880,000	5.000	10/01/2033	946,504
615,000	5.000	10/01/2035	653,888
705,000	5.000	10/01/2036	743,827
880,000	5.000	10/01/2037	920,797
880,000	5.000	10/01/2038	913,010
880,000	5.000	10/01/2039	905,744
970,000	5.000	10/01/2040	993,295
950,000	5.000	10/01/2045	958,166
1,035,000	2.400	10/01/2049	960,570
995,000	5.000	10/01/2049	995,105
University of California RB Refunding Series 2018 O (Aa3/AA-)
3,500,000	5.500	05/15/2058	3,687,046
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL) (Baa2/AA-)(g)
1,175,000	0.000	08/01/2025	1,067,939
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
800,000	5.000	09/01/2047	804,270

			698,854,538

Colorado – 4.2%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (Aa2/NR)
6,910,000	5.250	12/01/2040	7,255,510
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (ST AID WITHHLDG) (NR/NR)(b)
325,000	5.250	12/01/2026	350,034
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,425,000	4.700	12/01/2047	1,137,460
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
2,975,000	5.500	12/01/2050	2,513,473
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(c)(f)
1,855,000	0.000	12/01/2049	1,498,218
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/AA)
14,305,000	5.000	03/01/2043	14,992,428

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (ST HGR ED INTERCEPT PROG) (NR/NR)(b)
$9,555,000	5.000%	03/01/2028	$10,338,925
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	496,654
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
525,000	5.000	12/01/2035	481,233
515,000	5.000	12/01/2040	453,279
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(f)
1,120,000	5.000	12/01/2040	1,025,980
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250	12/01/2038	933,147
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
515,000	5.000	12/01/2041	447,503
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (Aa1/AA+)
3,510,000	6.000	12/15/2029	3,954,208
10,805,000	6.000	12/15/2030	12,128,575
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000	12/01/2049	884,690
City of Denver Airport System Subordinate RB Series 2018A (AMT) (A1/A)
11,000,000	5.250	12/01/2043	11,124,729
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/A+)
5,000,000	5.500	11/15/2053	5,158,699
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
900,000	4.000	10/01/2056	655,083
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
150,000	4.000	05/01/2036	127,928
150,000	4.000	05/01/2041	120,495
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)(f)
300,000	5.000	02/01/2034	272,583
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)(f)
1,300,000	5.000	10/01/2029	1,320,345
2,500,000	5.000	10/01/2039	2,334,325
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (Baa3/NR)
345,000	4.000	11/01/2029	318,805
400,000	5.000	11/01/2039	374,025

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (MORAL OBLG) (Aa3/NR)
325,000	5.000	06/01/2049	326,991
350,000	5.000	06/01/2054	351,835
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
650,000	5.000	09/01/2052	609,431
Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (NR/Baa3)
700,000	5.000	11/01/2049	621,493
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,040,000	6.000	07/01/2036	2,924,219
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
1,925,000	6.000	07/01/2031	1,860,177
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
1,800,000	4.000	09/01/2050	1,424,259
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)(a)
21,534,543	5.000	07/01/2057	17,330,522
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
3,900,000	4.000	11/15/2043	3,470,502
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,000,000	5.000	08/01/2030	1,036,234
270,000	5.000	08/01/2035	270,607
3,010,000	4.000	08/01/2044	2,497,157
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
1,000,000	5.000	08/01/2035	1,002,248
2,500,000	5.000	08/01/2036	2,502,175
1,500,000	5.000	08/01/2038	1,490,723
3,035,000	5.000	08/01/2039	3,005,854
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (NR/NR)(b)
1,150,000	5.000	06/01/2027	1,228,081
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
1,730,000	4.000	11/01/2039	1,546,146
7,435,000	5.000	11/01/2039	7,467,695
10,980,000	5.000	11/01/2044	10,807,087
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
2,640,000	4.000	01/01/2036	2,503,261
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
1,275,000	5.000	11/01/2024	1,309,899

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Series 2019A-2 (A-/Baa1)
$3,495,000	4.000%	08/01/2049	$2,798,000
Colorado Health Facilities Authority RB Series 2019B (AA/AA)(a)(b)
6,000,000	5.000	11/19/2026	6,297,277
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A-/BBB+)(a)(b)
8,500,000	5.000	08/01/2025	8,665,288
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
775,000	5.250	12/01/2051	644,938
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,210,000	4.000	12/01/2029	2,897,964
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
500,000	4.500	12/01/2027	486,254
Cottonwood Highlands Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	785,901
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,255,000	5.000	12/01/2039	1,150,532
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR) (NR/NR)(f)
740,000	5.000	12/01/2029	665,573
1,940,000	5.500	12/01/2039	1,630,559
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(f)
2,730,000	5.000	12/01/2029	2,469,811
3,105,000	5.500	12/01/2039	2,636,985
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A2/A)
1,500,000	5.000	12/01/2038	1,511,235
Denver City & County Airport RB Series 2013 A (AMT) (A2/A)
5,000,000	5.500	11/15/2029	5,070,176
Denver City & County School District No. 1 GO Bonds Series 2021 (ST AID WITHHLDG) (Aa1/AA+)
6,095,000	4.000	12/01/2045	5,450,507
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
27,295,000	5.000	10/01/2032	25,976,840
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(f)
4,995,000	5.000	12/01/2025	5,139,102
5,145,000	5.000	12/01/2026	5,333,382
5,285,000	5.000	12/01/2027	5,487,278
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (BBB-/Baa2)
1,235,000	5.000	12/01/2033	1,239,084
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
640,000	5.000	12/01/2030	651,987

Municipal Bonds – (continued)
Colorado – (continued)
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
765,000	5.000	12/01/2024	780,487
205,000	5.000	12/01/2025	210,914
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
880,000	5.000	12/01/2030	913,193
1,230,000	5.000	12/01/2031	1,269,645
3,500,000	5.000	12/01/2032	3,596,051
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(f)
4,355,000	5.250	12/01/2039	4,331,301
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (A2/AA)(g)
1,500,000	0.000	09/01/2035	818,114
E-470 Public Highway Authority RB Refunding Series 2020 A (A2/A)
880,000	5.000	09/01/2027	940,518
880,000	5.000	09/01/2028	948,688
1,145,000	5.000	09/01/2034	1,223,417
2,335,000	5.000	09/01/2036	2,486,100
E-470 Public Highway Authority RB Series 2004 B (NATL) (A2/A)(g)
1,350,000	0.000	09/01/2030	962,564
E-470 Public Highway Authority RB Series 2010 A (A2/A)(g)
6,000,000	0.000	09/01/2040	2,348,412
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(f)
2,800,000	5.550	12/01/2047	2,728,147
First Creek Village Metropolitan District GO Bonds Series 2019 A (Ba1/NR)
325,000	3.000	12/01/2029	277,309
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR) (NR/NR)
570,000	3.750	12/01/2034	444,422
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
650,000	4.000	12/01/2031	551,837
Hogback Metropolitan District LT GO Bonds Series 2021A3 (NR/NR) (NR/NR)
725,000	5.000	12/01/2041	629,980
1,550,000	5.000	12/01/2051	1,265,900
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2039	832,929
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)(f)
1,070,000	5.500	12/01/2050	958,502
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
9,275,000	4.250	12/01/2046	7,347,757
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000	12/01/2039	1,268,867
1,000,000	5.000	12/01/2049	873,794

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
$1,185,000	5.750%	12/01/2050	$1,085,737
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,380,000	5.000	12/01/2039	1,250,904
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000	3.500	12/01/2041	2,103,377
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/NR)
2,450,000	7.000	12/01/2052	2,449,644
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	458,847
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
215,000	4.000	12/01/2022	214,902
160,000	4.000	12/01/2023	160,481
175,000	4.000	12/01/2024	174,961
100,000	4.000	12/01/2025	99,566
315,000	4.000	12/01/2026	311,619
290,000	4.000	12/01/2029	281,288
205,000	4.000	12/01/2030	192,447
225,000	4.000	12/01/2031	208,648
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(f)
500,000	4.000	12/01/2035	414,677
500,000	5.000	12/01/2041	437,748
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000	12/01/2040	841,552
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	568,069
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)(b)
1,000,000	5.625	12/01/2023	1,054,113
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A2/A-)
2,000,000	6.250	11/15/2028	2,121,708
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000	12/01/2039	4,566,497
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,250,000	4.000	12/01/2036	1,004,405
2,000,000	4.000	12/01/2041	1,482,542
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	782,098
Regional Transportation Distrcit Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
450,000	5.000	07/15/2028	461,239
715,000	5.000	01/15/2029	733,599

Municipal Bonds – (continued)
Colorado – (continued)
Regional Transportation Distrcit Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1 NR) – (continued)
400,000	5.000	07/15/2029	410,991
500,000	5.000	01/15/2030	513,434
350,000	5.000	07/15/2030	359,350
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (Baa1/NR)
440,000	5.000	01/15/2028	450,253
Regional Transportation District Sales Tax Revenue RB Series 2016 A (Aa2/AA+)
19,445,000	5.000	11/01/2046	20,049,230
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	747,001
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000	12/01/2039	2,635,065
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)(b)
386,000	4.500	12/01/2023	390,969
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,240,000	5.000	12/01/2049	1,167,985
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
75,000	5.000	12/01/2025	77,795
125,000	5.000	12/01/2026	130,697
150,000	5.000	12/01/2027	157,874
235,000	5.000	12/01/2028	249,322
175,000	5.000	12/01/2029	186,974
300,000	4.000	12/01/2030	304,736
300,000	4.000	12/01/2031	303,256
375,000	4.000	12/01/2032	377,173
220,000	4.000	12/01/2034	220,168
325,000	4.000	12/01/2039	302,118
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	444,066
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (Ba1/NR)
100,000	3.000	12/01/2022	99,703
1,000,000	5.000	12/01/2037	947,121
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (Ba1/NR)
100,000	3.500	12/01/2027	90,996
115,000	5.000	12/01/2037	108,919
325,000	5.000	12/01/2047	289,605
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	955,891
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
350,000	5.000	12/01/2032	363,247
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2030	979,749
6,920,000	5.000	12/01/2047	6,133,718

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
$1,805,000	3.750%	12/01/2040	$1,392,313
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
975,000	4.150	12/01/2030	915,617
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
195,000	5.000	12/01/2026	206,193
205,000	5.000	12/01/2027	219,223
210,000	5.000	12/01/2028	226,978
210,000	5.000	12/01/2029	229,164
215,000	5.000	12/01/2030	233,843
230,000	5.000	12/01/2031	249,124
250,000	5.000	12/01/2032	269,846
255,000	5.000	12/01/2033	273,358
285,000	5.000	12/01/2034	303,656
100,000	5.000	12/01/2035	106,370
695,000	5.000	12/01/2050	723,517
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
105,000	5.000	12/15/2022	105,320
115,000	5.000	12/15/2023	117,054
130,000	5.000	12/15/2024	134,123
125,000	5.000	12/15/2025	130,804
135,000	5.000	12/15/2026	143,382
125,000	5.000	12/15/2027	132,863
125,000	5.000	12/15/2028	132,971
125,000	5.000	12/15/2029	133,056
125,000	5.000	12/15/2030	133,041
135,000	5.000	12/15/2031	143,482
160,000	5.000	12/15/2032	169,848
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,000,000	5.000	12/01/2040	876,266
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)(b)
595,000	5.000	12/01/2024	629,305
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,136,719

			343,657,961

Connecticut – 1.7%
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
450,000	5.000	08/01/2026	470,695
965,000	5.000	08/01/2027	1,017,194
1,165,000	5.000	08/01/2028	1,235,904
750,000	5.500	08/01/2029	812,590
350,000	5.500	08/01/2030	378,359
525,000	5.500	08/01/2031	565,619
500,000	5.500	08/01/2032	537,112
405,000	5.500	08/01/2033	433,676

Municipal Bonds – (continued)
Connecticut – (continued)
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (A2/AA)
1,350,000	5.000	02/01/2024	1,375,503
1,400,000	5.000	02/01/2026	1,461,310
600,000	5.000	02/01/2027	631,478
1,050,000	5.000	02/01/2028	1,115,462
Connecticut State GO Bonds Series 2018 C (Aa3/A+)
680,000	5.000	06/15/2028	735,075
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/A+)
5,000,000	5.000	04/15/2028	5,394,835
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)(f)
400,000	5.000	01/01/2030	400,836
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-1 (NR/NR)(f)
650,000	3.250	01/01/2027	614,822
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-2 (NR/NR)(f)
550,000	2.750	01/01/2026	521,246
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
390,000	5.000	07/01/2025	390,275
575,000	5.000	07/01/2026	574,826
440,000	5.000	07/01/2027	439,023
530,000	5.000	07/01/2028	527,800
485,000	5.000	07/01/2029	481,862
875,000	5.000	07/01/2030	864,731
645,000	5.000	07/01/2031	632,392
575,000	5.000	07/01/2032	558,950
475,000	5.000	07/01/2033	457,989
450,000	5.000	07/01/2034	429,112
870,000	4.000	07/01/2039	696,006
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(f)
3,675,000	4.750	10/01/2048	3,121,009
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (Aa3/AA)
5,540,000	5.000	11/01/2026	5,897,914
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/CCC+)(f)
3,750,000	7.000	02/01/2045	3,773,129
State of Connecticut GO Bonds 2020 Series A (Aa3/A+)
5,000,000	4.000	01/15/2036	4,694,168
State of Connecticut GO Bonds Series 2018 (Aa3/A+)
1,770,000	5.000	06/15/2027	1,893,428
755,000	5.000	06/15/2029	815,719
State of Connecticut GO Bonds Series 2018 C (Aa3/A+)
165,000	5.000	06/15/2032	176,809
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/A+)
1,500,000	5.000	04/15/2025	1,560,833
6,395,000	5.000	04/15/2026	6,740,691

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/A+) – (continued)
$1,350,000	5.000%	04/15/2028	$1,456,605
1,000,000	5.000	04/15/2035	1,062,789
1,000,000	5.000	04/15/2036	1,061,280
1,000,000	5.000	04/15/2039	1,046,720
State of Connecticut Health & Educational Facilities Authority RB Series B (AA-/AA-)(a)(b)
2,290,000	1.800	07/01/2024	2,218,793
State of Connecticut Health and Educational Facilities Authority for Yale University Issue RB Series U-2 (Aaa/WR/AAA) (PUTABLE)(a)(b)(d)
18,600,000	1.100	02/11/2025	17,434,835
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BBB-)
2,285,000	5.375	07/01/2052	2,101,450
State of Connecticut Special Tax Obligation Bonds for Transportation Insfrastructure 2021 Series D (Aa3/AA-)
5,000,000	4.000	11/01/2038	4,705,374
State of Connecticut State Revolving Fund RB Series 2017 A (Aaa/AAA)
9,655,000	5.000	05/01/2036	10,246,250
State of Connecticut State Revolving Fund RB Series 2019 A (Aaa/AAA)
6,910,000	5.000	02/01/2032	7,490,233
4,000,000	5.000	02/01/2033	4,319,583
14,215,000	5.000	02/01/2036	15,238,010
8,640,000	5.000	02/01/2037	9,237,499
6,295,000	5.000	02/01/2039	6,706,742
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(f)
480,000	4.000	04/01/2036	419,128
400,000	4.000	04/01/2041	331,722
West Haven GO Bonds Series 2017 A (Baa3/BBB)
325,000	5.000	11/01/2025	339,231
325,000	5.000	11/01/2026	342,444
325,000	5.000	11/01/2027	345,217
West Haven GO Bonds Series 2017 B (Baa3/BBB)
645,000	5.000	11/01/2024	665,002
240,000	5.000	11/01/2026	252,882

			139,450,171

Delaware – 0.2%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
370,000	3.000	06/01/2032	298,002
450,000	4.000	06/01/2042	356,601
Delaware Economic Development Authority Charter Schools RB Series 2021 (BBB+/NR)
1,350,000	4.000	09/01/2041	1,155,746
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
700,000	5.000	06/01/2025	718,737
760,000	5.000	06/01/2026	787,021
725,000	5.000	06/01/2027	752,680
600,000	5.000	06/01/2029	627,022

Municipal Bonds – (continued)
Delaware – (continued)
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
390,000	4.000	08/01/2029	368,434
615,000	5.000	08/01/2039	572,225
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
530,000	4.000	09/01/2030	505,600
1,550,000	5.000	09/01/2040	1,554,237
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
490,000	4.000	07/01/2023	489,023
529,000	4.000	07/01/2024	523,447
547,000	4.000	07/01/2025	540,001
594,000	4.000	07/01/2026	581,311
652,000	4.000	07/01/2027	633,806
2,166,000	4.000	07/01/2030	2,026,278
University of Delaware RB Series 2015 (WR/AA+)(b)
1,805,000	5.000	05/01/2025	1,883,915

			14,374,086

District of Columbia – 1.3%
District of Columbia GO Refunding Bonds Series 2017 A (Aaa/AA+)
10,000,000	5.000	06/01/2035	10,492,232
1,300,000	4.000	06/01/2037	1,228,506
District of Columbia Income Tax Secured RB Series 2022A (Aa1/AAA)
5,660,000	5.500	07/01/2047	6,220,498
District of Columbia Private Activity RB Series 2022A (NR/NR)
1,750,000	5.500	02/28/2037	1,760,231
District of Columbia RB for International School Series 2019 (NR/BBB)
860,000	5.000	07/01/2039	823,591
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
1,275,000	4.000	07/01/2039	1,116,310
550,000	4.000	07/01/2044	460,222
District of Columbia RB for Rocketship DC Obligated Group Series 2021A (NR/NR)(f)
1,000,000	5.000	06/01/2051	915,175
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A2/A+)
1,250,000	2.532	04/01/2029	1,060,133
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A3/A-)
135,000	6.500	05/15/2033	137,893
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2012 C (Aa2/AA+)
5,000,000	5.000	10/01/2030	5,000,000
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (Aa2/AA+)(a)(b)
6,390,000	1.750	10/01/2024	6,199,864
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)(a)(b)
2,875,000	3.000	10/01/2027	2,781,003

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2019A (AMT) (AA-/Aa3)
$7,500,000	5.000%	10/01/2044	$7,490,433
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2021A (AMT) (AA-/Aa3)
19,325,000	5.000	10/01/2026	20,102,957
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
1,060,000	5.000	10/01/2031	1,141,790
850,000	5.000	10/01/2033	907,482
850,000	5.000	10/01/2034	902,510
850,000	5.000	10/01/2035	898,865
1,375,000	5.000	10/01/2036	1,448,548
850,000	5.000	10/01/2037	893,023
850,000	5.000	10/01/2038	891,351
1,275,000	5.000	10/01/2039	1,335,067
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
2,130,000	3.000	10/01/2050	1,486,226
2,785,000	4.000	10/01/2053	2,386,026
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
695,000	4.000	10/01/2044	597,125
925,000	5.000	10/01/2047	918,835
1,390,000	4.000	10/01/2049	1,163,934
1,550,000	4.000	10/01/2053	1,280,915
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (Aa3/A+)(b)
3,400,000	5.000	10/01/2022	3,400,000
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (Aa3/A+)
6,375,000	5.000	10/01/2034	6,521,921
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,620,000	5.000	10/01/2035	5,673,660
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2019B (AMT) (Aa3/AA-)
4,000,000	5.000	10/01/2026	4,236,841

			101,873,167

Florida – 11.4%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
915,000	5.375	06/15/2042	887,888
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
5,000,000	3.250	05/01/2036	4,108,890
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
705,000	4.000	05/01/2025	694,860
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
75,000	4.000	05/01/2024	74,490
215,000	4.500	05/01/2029	212,824

Municipal Bonds – (continued)
Florida – (continued)
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$480,000	2.875%	05/01/2025	$453,686
3,400,000	3.250	05/01/2031	2,879,667
1,420,000	3.625	05/01/2040	1,108,931
1,725,000	4.000	05/01/2051	1,347,339
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/BBB) (NR/NR)
2,250,000	4.000	10/01/2040	1,858,532
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
190,000	3.500	05/01/2024	186,428
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
360,000	2.500	05/01/2024	352,139
370,000	3.000	05/01/2025	351,257
380,000	3.000	05/01/2026	356,786
395,000	3.125	05/01/2027	367,718
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
185,000	4.250	05/01/2027	181,140
335,000	4.750	05/01/2036	320,124
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
230,000	4.125	05/01/2023	229,606
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
250,000	3.600	05/01/2029	232,499
325,000	4.000	05/01/2036	290,224
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
210,000	3.125	11/01/2024	201,044
990,000	3.500	11/01/2030	862,102
1,705,000	4.000	11/01/2040	1,456,776
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(f)
215,000	4.200	05/01/2024	214,088
630,000	4.550	05/01/2029	625,389
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(f)
400,000	2.500	05/01/2026	360,241
500,000	3.000	05/01/2031	411,197
425,000	3.200	05/01/2041	308,576
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(f)
205,000	2.500	05/01/2026	185,059
315,000	3.000	05/01/2031	262,159
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
105,000	3.350	11/01/2024	102,741
200,000	3.700	11/01/2029	187,450
695,000	4.125	11/01/2039	609,292

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
$135,000	5.000%	05/01/2028	$135,543
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
200,000	3.000	05/01/2032	161,885
225,000	3.375	05/01/2041	168,970
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
390,000	5.375	05/01/2028	394,818
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
165,000	2.250	05/01/2026	147,160
435,000	2.750	05/01/2031	352,809
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
500,000	5.500	05/01/2042	476,425
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
335,000	2.500	05/01/2025	312,205
320,000	3.250	05/01/2030	273,425
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (NR/A-)
175,000	2.500	05/01/2023	174,144
180,000	2.500	05/01/2024	176,850
185,000	3.000	05/01/2025	176,630
190,000	3.000	05/01/2026	178,289
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(f)
65,000	3.625	06/01/2024	63,722
450,000	4.000	06/01/2030	426,774
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
310,000	2.500	05/01/2025	289,219
285,000	3.000	05/01/2030	241,720
775,000	4.000	05/01/2040	659,940
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
480,000	2.500	05/01/2025	447,823
250,000	3.000	05/01/2030	212,035
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
155,000	2.500	05/01/2025	144,609
145,000	3.000	05/01/2030	122,981
385,000	4.000	05/01/2040	327,841
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
205,000	5.000	11/01/2031	205,464
100,000	5.250	11/01/2046	98,385

Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(f)
$190,000	4.000%	11/01/2024	$188,596
365,000	4.500	11/01/2029	361,082
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
1,250,000	4.125	05/01/2027	1,223,371
2,000,000	4.250	05/01/2032	1,902,634
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
360,000	2.375	05/01/2026	322,748
Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
60,000	4.500	11/01/2025	59,989
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
175,000	5.000	11/01/2036	171,368
305,000	5.000	11/01/2048	284,820
Bannon Lakes Community Development District Special Assessment RB Series 2022 (NR/NR)
350,000	3.300	05/01/2032	290,775
1,385,000	4.000	05/01/2042	1,156,837
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
525,000	4.250	05/01/2029	530,839
465,000	4.500	05/01/2035	442,951
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
455,000	4.500	05/01/2025	455,247
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
125,000	2.500	05/01/2023	124,311
130,000	2.750	05/01/2024	127,945
90,000	3.000	05/01/2025	85,887
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
315,000	3.500	05/01/2023	315,058
325,000	3.500	05/01/2024	323,848
340,000	3.500	05/01/2025	330,588
350,000	3.500	05/01/2026	336,627
365,000	3.500	05/01/2027	346,696
Bellagio Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
155,000	2.500	11/01/2022	154,774
160,000	2.750	11/01/2023	156,998
170,000	3.000	11/01/2025	158,693
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
630,000	2.625	05/01/2025	587,906
1,075,000	3.250	05/01/2030	918,615
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
250,000	2.500	12/15/2025	230,030
325,000	3.125	12/15/2030	276,128

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$75,000	3.000%	06/15/2025	$70,740
465,000	3.250	06/15/2030	398,378
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
950,000	5.625	06/15/2052	908,385
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
165,000	3.500	06/15/2024	161,717
1,000,000	4.000	06/15/2032	930,757
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
295,000	2.500	05/01/2026	265,684
455,000	3.000	05/01/2031	374,135
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
245,000	2.875	05/01/2025	231,733
1,130,000	3.250	05/01/2031	957,968
500,000	3.625	05/01/2040	392,803
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR/NR)
400,000	3.000	06/15/2032	322,460
1,095,000	3.250	06/15/2042	787,641
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,000,000	4.000	05/01/2042	835,261
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
425,000	2.375	05/01/2026	379,915
500,000	2.850	05/01/2031	408,235
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
320,000	4.375	05/01/2027	314,668
350,000	4.750	05/01/2032	340,823
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
4,700,000	4.000	09/01/2049	3,963,614
Broward County School District GO Bonds Series 2021 (Aa2/AA-)
6,410,000	5.000	07/01/2038	6,919,502
4,420,000	5.000	07/01/2040	4,764,370
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
400,000	4.750	05/01/2027	390,991
400,000	5.250	05/01/2032	384,274
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
665,000	5.250	05/01/2042	653,796
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
155,000	3.250	12/15/2024	149,100
1,280,000	3.500	12/15/2030	1,110,741

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(f)
28,215,000	5.250	12/01/2058	24,015,186
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(f)
610,000	4.000	07/01/2041	458,544
760,000	4.000	07/01/2051	516,336
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(f)
230,000	3.250	06/01/2031	190,644
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba1/NR)(f)
425,000	3.000	12/15/2029	371,306
645,000	5.000	12/15/2039	597,200
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(f)
900,000	4.000	12/01/2028	820,101
1,375,000	5.250	12/01/2043	1,238,525
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
880,000	4.500	01/01/2035	774,995
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
558,000	4.250	05/01/2031	541,230
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
130,000	2.250	05/01/2026	115,595
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
110,000	3.500	11/01/2025	105,344
115,000	3.500	11/01/2026	108,707
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
235,000	2.500	05/01/2023	233,507
245,000	2.500	05/01/2024	239,870
250,000	3.000	05/01/2025	237,926
255,000	3.000	05/01/2026	239,397
600,000	4.250	05/01/2037	534,303
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
97,000	3.875	11/01/2024	94,581
189,000	4.200	11/01/2029	183,251
750,000	5.000	11/01/2049	690,558
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
85,000	3.000	05/01/2025	80,548
625,000	3.375	05/01/2031	553,210
590,000	3.750	05/01/2040	470,394
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
290,000	2.400	05/01/2026	259,088
650,000	2.875	05/01/2031	529,681
740,000	3.350	05/01/2041	546,013

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(f)
$350,000	2.500%	05/01/2026	$315,503
260,000	3.000	05/01/2031	215,874
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(f)
370,000	2.625	05/01/2025	344,903
595,000	3.200	05/01/2030	505,958
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
100,000	3.250	05/01/2025	95,314
360,000	3.750	05/01/2030	321,559
975,000	4.250	05/01/2040	857,960
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,430,000	3.250	05/01/2041	1,037,270
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(f)
1,300,000	4.000	10/01/2051	887,831
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,345,000	5.500	10/01/2036	1,294,538
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(f)
1,000,000	5.000	10/01/2029	970,953
1,000,000	5.000	10/01/2034	930,238
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,000,000	4.000	10/01/2034	993,389
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
2,000,000	5.125	06/01/2042	1,869,553
950,000	5.250	06/01/2052	869,640
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,300,000	3.250	09/01/2025	1,250,985
City of Pompano Beach RB Series 2021B-2 (NR/BBB) (NR/NR)
1,865,000	1.450	01/01/2027	1,621,210
City of St. Petersburg Public Utility RB Series 2019A (NR/AA)
6,495,000	5.000	10/01/2049	6,755,791
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A-)
900,000	4.000	07/01/2038	815,778
750,000	5.000	07/01/2040	756,310
1,420,000	4.000	07/01/2045	1,221,077
6,460,000	5.000	07/01/2050	6,395,968
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
415,000	5.000	01/01/2037	386,889
1,485,000	5.000	01/01/2047	1,298,119
1,395,000	5.000	01/01/2052	1,196,830
City of West Palm Beach Utility System RB Series 2017 A (Aa2/AA+)
15,000,000	5.000	10/01/2042	15,756,165

Municipal Bonds – (continued)
Florida – (continued)
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A2/AA)(c)
5,000,000	0.000	05/01/2038	4,375,593
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)(f)
105,000	3.625	06/15/2024	102,786
295,000	4.000	06/15/2029	283,998
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
655,000	5.375	05/01/2036	655,072
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
615,000	5.750	05/01/2042	630,899
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
880,000	2.375	05/01/2023	873,839
900,000	2.500	05/01/2024	882,499
925,000	2.750	05/01/2025	880,353
915,000	3.000	05/01/2026	858,854
980,000	3.200	05/01/2027	911,010
1,015,000	3.250	05/01/2028	938,233
1,500,000	3.750	05/01/2046	1,193,053
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
135,000	3.200	12/15/2024	131,497
500,000	3.500	12/15/2029	461,051
325,000	4.000	12/15/2039	281,344
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
315,000	4.750	05/01/2032	308,819
250,000	5.500	05/01/2042	242,701
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
160,000	2.750	05/01/2025	150,182
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
940,000	3.000	05/01/2031	775,033
820,000	3.000	05/01/2037	608,296
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(f)
105,000	3.750	11/01/2023	103,278
350,000	4.500	11/01/2028	343,068
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB)
129,000	3.000	05/01/2023	128,587
133,000	3.250	05/01/2024	131,664
138,000	3.500	05/01/2025	133,094
143,000	3.625	05/01/2026	136,816
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
200,000	3.250	05/01/2023	200,015

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA) – (continued)
$205,000	3.375%	05/01/2024	$204,009
215,000	3.500	05/01/2025	209,494
210,000	4.125	05/01/2035	197,626
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
2,810,000	5.000	09/01/2033	2,954,740
2,955,000	5.000	09/01/2034	3,096,918
3,005,000	5.000	09/01/2035	3,134,582
1,610,000	4.000	09/01/2036	1,505,670
3,520,000	4.000	09/01/2038	3,227,154
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A1/A)
7,500,000	2.600	06/01/2023	7,448,225
County of Miami-Dade Aviation RB Series 2019 A (AMT) (NR/A-)
4,500,000	4.000	10/01/2044	3,877,004
10,220,000	5.000	10/01/2044	10,193,459
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
400,000	5.000	10/01/2026	408,809
475,000	5.000	10/01/2027	486,482
525,000	5.000	10/01/2028	538,324
450,000	5.000	10/01/2029	464,175
770,000	5.000	10/01/2030	790,434
365,000	5.000	10/01/2031	372,762
415,000	5.000	10/01/2032	421,895
350,000	5.000	10/01/2033	354,238
265,000	5.000	10/01/2034	267,029
435,000	5.000	10/01/2035	437,376
600,000	5.000	10/01/2036	602,153
525,000	5.000	10/01/2037	525,363
805,000	5.000	10/01/2038	802,257
1,000,000	5.000	10/01/2039	992,566
3,160,000	5.000	10/01/2049	3,008,017
1,390,000	4.000	10/01/2054	1,074,286
County of Osceola Transportation RB Refunding Series 2019 A-2 (NR/BBB+)(g)
155,000	0.000	10/01/2025	134,738
275,000	0.000	10/01/2026	227,100
360,000	0.000	10/01/2027	282,109
500,000	0.000	10/01/2028	369,942
700,000	0.000	10/01/2029	493,578
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
345,000	3.875	11/01/2024	338,438
740,000	4.250	11/01/2030	714,049
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(f)
100,000	3.125	11/01/2030	85,272
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
450,000	3.875	05/01/2027	418,313
755,000	4.250	05/01/2032	706,833
2,185,000	4.625	05/01/2042	1,978,152

Municipal Bonds – (continued)
Florida – (continued)
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,000,000	4.250	05/01/2042	1,729,924
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (NR/NR)
765,000	4.000	05/01/2024	754,634
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
180,000	2.250	05/01/2026	159,442
400,000	2.700	05/01/2031	320,248
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
460,000	2.625	06/15/2025	427,063
660,000	3.000	06/15/2031	544,180
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(f)
155,000	2.625	05/01/2025	146,635
295,000	3.250	05/01/2030	260,712
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
255,000	4.375	05/01/2027	248,190
410,000	4.750	05/01/2032	393,815
535,000	5.000	05/01/2042	489,961
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
125,000	3.750	11/01/2023	123,475
730,000	4.500	11/01/2028	724,175
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,570,000	5.400	05/01/2039	2,493,649
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,670,000	5.300	05/01/2039	1,647,291
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
205,000	3.250	05/01/2030	173,520
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
2,220,000	4.600	05/01/2028	2,220,200
745,000	4.250	12/15/2028	728,524
2,395,000	4.750	12/15/2038	2,286,601
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
690,000	3.750	05/01/2034	658,750
955,000	4.000	05/01/2037	908,546
DW Bayview Community Development District Sepcial Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000	4.500	05/01/2032	166,302
500,000	5.125	05/01/2042	462,771
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
290,000	2.375	05/01/2026	261,226
470,000	3.000	05/01/2032	385,189

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$150,000	4.375%	05/01/2027	$148,334
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
185,000	3.000	05/01/2025	175,334
440,000	3.625	05/01/2031	384,970
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
130,000	2.500	05/01/2026	116,796
340,000	3.000	05/01/2031	280,411
550,000	3.300	05/01/2041	404,792
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
405,000	2.250	05/01/2026	361,331
460,000	3.000	05/01/2032	372,336
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
155,000	3.750	11/01/2024	150,906
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
280,000	4.125	11/01/2029	270,314
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
440,000	3.250	05/01/2027	397,449
535,000	3.625	05/01/2032	451,390
785,000	4.000	05/01/2042	655,614
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
90,000	2.750	05/01/2025	84,215
110,000	3.250	05/01/2030	94,025
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
385,000	2.500	05/01/2026	347,746
700,000	3.100	05/01/2031	583,993
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
1,050,000	3.000	05/01/2027	941,904
1,875,000	3.375	05/01/2032	1,572,005
1,875,000	4.000	05/01/2042	1,566,516
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(f)
430,000	3.000	05/01/2030	363,061
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
375,000	2.625	05/01/2031	301,620
1,860,000	3.125	05/01/2041	1,334,220
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR) (NR/NR)
315,000	2.450	11/01/2026	277,790
430,000	3.100	11/01/2031	351,786

Municipal Bonds – (continued)
Florida – (continued)
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
190,000	2.500	05/01/2026	170,713
355,000	3.000	05/01/2031	290,690
375,000	3.500	05/01/2041	283,645
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
3,705,000	4.000	08/15/2045	2,954,400
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB+)
2,640,000	5.000	08/15/2031	2,682,152
3,080,000	5.000	08/15/2032	3,112,404
2,595,000	5.000	08/15/2033	2,607,259
2,125,000	5.000	08/15/2034	2,123,169
2,760,000	5.000	08/15/2035	2,741,556
3,960,000	5.000	08/15/2036	3,922,861
5,280,000	5.000	08/15/2037	5,208,715
1,200,000	5.000	08/15/2038	1,178,458
3,605,000	5.000	08/15/2040	3,510,457
Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (BBB/NR) (PUTABLE)(a)(b)(d)
400,000	2.000	10/01/2024	385,052
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
850,000	3.250	11/01/2025	801,343
375,000	3.625	11/01/2030	328,780
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
200,000	3.250	11/01/2025	188,551
100,000	3.625	11/01/2030	87,675
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
210,000	4.125	11/01/2024	208,184
445,000	4.250	11/01/2029	432,597
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
1,000,000	4.000	05/01/2052	788,152
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,355,000	2.625	05/01/2026	1,240,121
1,220,000	3.125	05/01/2031	1,043,104
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
310,000	3.250	05/01/2023	307,665
1,905,000	4.250	05/01/2029	1,875,156
3,105,000	5.000	05/01/2035	3,090,822
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500	05/01/2030	311,453
165,000	4.000	05/01/2040	140,517
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000	2.750	11/01/2035	1,084,906

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(f)
$1,265,000	5.000%	07/01/2032	$1,170,818
3,000,000	5.375	07/01/2042	2,639,430
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)(f)
2,005,000	5.000	10/01/2042	1,814,417
Florida Development Finance Corp. RB for Brightline Passenger Rail Expansion Project Series 2022A (NR/NR)(a)(b)(f)
10,750,000	7.250	10/03/2023	10,492,511
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(f)
1,505,000	4.000	06/01/2030	1,369,757
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(f)
425,000	4.000	12/15/2029	404,820
425,000	5.000	12/15/2034	424,128
490,000	5.000	12/15/2039	480,823
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(f)
1,675,000	5.125	06/01/2040	1,544,002
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (NR/NR)(f)
820,000	1.750	06/01/2026	729,098
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
320,000	4.000	07/01/2035	276,496
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
420,000	4.000	06/01/2030	380,050
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(f)
4,900,000	7.375	01/01/2049	4,221,677
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000	5.000	06/01/2031	254,687
200,000	5.000	06/01/2035	178,016
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(f)
630,000	4.000	06/30/2036	511,118
660,000	4.000	06/30/2041	503,984
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(f)
415,000	4.000	06/01/2026	395,127
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
250,000	5.000	04/01/2026	258,629
265,000	5.000	04/01/2027	276,372
280,000	5.000	04/01/2028	293,400
220,000	5.000	04/01/2029	232,074

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(f)
470,000	4.000	09/15/2030	430,490
1,050,000	5.000	09/15/2040	961,423
Florida Development Finance Corp. Surface Transportation Facility RB for Virgin Trains USA Passenger Rail Project Series 2019A (NR/NR)(a)(b)(f)
20,465,000	6.500	01/01/2029	17,410,151
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(b)(f)
485,000	6.250	01/01/2024	461,318
9,090,000	6.375	01/01/2026	8,312,540
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (NR/BBB-)
250,000	5.000	10/01/2022	250,000
250,000	5.000	10/01/2023	252,204
350,000	5.000	10/01/2024	354,854
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(f)
2,000,000	4.500	06/01/2033	1,857,403
250,000	4.750	06/01/2038	227,044
4,500,000	5.000	06/01/2048	4,033,130
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,000,000	5.000	03/01/2044	1,881,604
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BBB-)
1,700,000	5.000	03/01/2039	1,547,129
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
2,750,000	5.000	03/01/2047	2,555,614
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,540,000	4.875	11/01/2037	1,500,004
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	193,165
1,065,000	5.000	11/01/2038	1,034,038
840,000	5.000	11/01/2047	790,733
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
280,000	3.350	11/01/2024	273,744
885,000	3.700	11/01/2029	827,561
1,790,000	4.125	11/01/2039	1,569,022
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	375,016
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(f)
525,000	2.625	05/01/2025	499,431
495,000	3.250	05/01/2030	440,712
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
615,000	2.950	05/01/2031	506,151
1,595,000	3.350	05/01/2041	1,185,510

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
$690,000	4.250%	05/01/2026	$683,698
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
830,000	3.250	05/01/2025	787,642
1,360,000	4.000	05/01/2030	1,280,807
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
255,000	3.750	11/01/2024	247,909
560,000	4.125	11/01/2029	540,222
1,205,000	4.750	11/01/2039	1,137,558
1,935,000	5.000	11/01/2050	1,782,091
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
215,000	3.200	11/01/2031	177,019
500,000	3.500	11/01/2041	375,450
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
570,000	2.500	05/01/2026	512,621
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
940,000	5.000	11/15/2036	904,111
Greater Orlando Aviation Authority Airport Facilities RB Series 2019 A (AMT) (Aa3/A+)
10,000,000	5.000	10/01/2023	10,136,771
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A1/A)
1,290,000	5.000	10/01/2047	1,285,034
Grove Resort Community Development District Special Assessment RB Series 2022 (NR/NR)
170,000	3.300	05/01/2032	140,664
440,000	3.550	05/01/2042	331,712
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
175,000	3.000	11/01/2024	166,958
1,095,000	3.500	11/01/2030	947,597
2,400,000	4.375	11/01/2049	2,030,255
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
490,000	3.875	05/01/2026	471,823
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
500,000	4.200	05/01/2027	483,012
500,000	4.400	05/01/2032	473,001
650,000	4.700	05/01/2042	597,618
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
325,000	2.625	05/01/2025	303,286
510,000	3.250	05/01/2030	438,556

Municipal Bonds – (continued)
Florida – (continued)
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
160,000	2.375	05/01/2026	143,521
205,000	3.000	05/01/2031	169,023
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
545,000	3.100	05/01/2024	530,075
1,880,000	3.300	05/01/2029	1,694,613
370,000	3.700	05/01/2033	320,099
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
200,000	3.100	05/01/2024	194,523
1,150,000	3.300	05/01/2029	1,036,635
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(f)
265,000	4.000	05/01/2024	267,200
265,000	4.000	05/01/2025	266,113
140,000	4.000	05/01/2026	140,303
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	96,737
400,000	3.500	11/01/2030	355,588
1,000,000	3.875	11/01/2039	841,877
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	112,433
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
355,000	2.600	05/01/2026	324,496
435,000	3.200	05/01/2031	371,007
1,000,000	3.450	05/01/2041	776,309
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
900,000	5.000	05/01/2034	898,068
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
215,000	4.000	05/01/2024	216,949
225,000	4.000	05/01/2025	228,151
235,000	4.000	05/01/2026	239,357
240,000	4.000	05/01/2027	244,935
250,000	4.000	05/01/2028	255,015
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
585,000	3.375	05/01/2023	584,069
605,000	3.500	05/01/2024	600,846
630,000	3.625	05/01/2025	611,141
650,000	3.750	05/01/2026	626,756
1,010,000	4.200	05/01/2031	955,590
1,000,000	4.350	05/01/2036	914,480
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
365,000	2.500	05/01/2030	319,623
375,000	2.500	05/01/2031	318,619
300,000	3.000	05/01/2032	269,310
300,000	3.000	05/01/2033	261,516

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA) – (continued)
$245,000	3.000%	05/01/2034	$209,691
255,000	3.000	05/01/2035	214,566
200,000	3.000	05/01/2036	165,797
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
180,000	2.875	05/01/2025	169,530
200,000	3.250	05/01/2031	169,285
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250	05/01/2031	118,500
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(f)
170,000	4.000	12/15/2024	168,442
550,000	4.250	12/15/2029	535,048
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
1,225,000	4.250	05/01/2031	1,174,803
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
40,000	3.375	11/01/2025	37,813
220,000	3.875	11/01/2031	195,333
300,000	4.200	11/01/2039	265,485
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
55,000	4.250	11/01/2022	55,001
370,000	4.875	11/01/2027	372,857
865,000	5.375	11/01/2037	858,276
775,000	5.500	11/01/2047	754,822
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	75,579
335,000	5.500	11/01/2047	326,278
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	767,495
700,000	4.500	11/01/2038	649,530
2,300,000	5.000	11/01/2048	2,159,177
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(f)
1,010,000	3.000	05/01/2025	952,020
1,020,000	3.500	05/01/2031	881,855
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
250,000	2.800	05/01/2031	202,213
1,000,000	3.200	05/01/2041	726,062

Municipal Bonds – (continued)
Florida – (continued)
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
90,000	4.000	11/01/2025	88,503
165,000	4.500	11/01/2031	159,861
170,000	5.000	11/01/2041	158,938
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
747,000	3.000	05/01/2031	611,701
933,000	3.000	05/01/2037	689,212
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(f)
115,000	4.000	11/01/2024	113,870
220,000	5.000	11/01/2039	213,390
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(f)
1,175,000	4.500	05/01/2038	1,088,374
1,855,000	4.625	05/01/2048	1,642,776
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
670,000	2.750	05/01/2031	538,494
765,000	3.125	05/01/2041	545,577
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
165,000	2.625	05/01/2025	154,631
155,000	3.000	05/01/2030	132,021
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
600,000	3.125	05/01/2041	432,254
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625	05/01/2037	945,942
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
455,000	2.750	06/15/2025	428,709
485,000	3.125	06/15/2030	417,911
375,000	4.000	06/15/2040	321,221
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.600	06/15/2041	544,414
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
500,000	4.500	05/01/2027	482,345
500,000	5.000	05/01/2032	471,604
1,480,000	5.500	05/01/2042	1,350,891
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-2 (NR/NR)
475,000	3.875	05/01/2031	428,737
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
35,000	3.000	05/01/2026	32,766
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
380,000	3.500	05/01/2030	332,732
350,000	4.000	05/01/2035	314,254

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
$135,000	2.625%	05/01/2026	$121,836
125,000	3.200	05/01/2031	103,639
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
265,000	3.125	05/01/2025	251,872
370,000	3.400	05/01/2030	324,167
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(f)
560,000	2.500	05/01/2025	522,390
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
120,000	3.000	05/01/2024	116,178
225,000	3.250	05/01/2029	198,621
200,000	3.850	05/01/2039	162,907
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project – Phase 2C Series 2020 (NR/NR)
470,000	3.000	05/01/2030	393,610
750,000	3.500	05/01/2040	573,207
Lakewood Ranch Stewardship District Special Assessment for Sweetwater Project Series 2021 (NR/NR)
295,000	2.625	05/01/2031	234,701
1,000,000	3.100	05/01/2041	710,727
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
100,000	3.600	05/01/2024	97,983
285,000	3.800	05/01/2029	264,507
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(f)
515,000	4.300	05/01/2027	509,729
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(f)
105,000	2.900	05/01/2024	101,548
570,000	3.200	05/01/2029	501,192
455,000	4.000	05/01/2049	361,729
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
125,000	3.600	05/01/2024	122,479
350,000	3.800	05/01/2029	324,838
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
705,000	4.250	05/01/2025	701,451
1,605,000	4.875	05/01/2035	1,572,883
905,000	4.875	05/01/2045	842,755
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
940,000	4.625	05/01/2027	941,709
1,000,000	5.250	05/01/2037	995,927
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1A Series 2018 (NR/NR)
80,000	3.900	05/01/2023	79,612
535,000	4.250	05/01/2028	526,029
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1B Series 2018 (NR/NR)
675,000	4.350	05/01/2024	674,167

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1B Series 2018 (NR/NR) – (continued)
1,970,000	4.750	05/01/2029	1,975,986
2,250,000	5.300	05/01/2039	2,225,460
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
225,000	4.250	05/01/2026	222,902
6,345,000	5.000	05/01/2036	6,243,095
4,550,000	5.125	05/01/2046	4,325,527
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
500,000	2.000	05/01/2028	440,303
500,000	2.000	05/01/2029	429,488
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
430,000	3.000	05/01/2041	311,949
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project – Phase 2B Series 2020 (NR/NR)(f)
320,000	2.500	05/01/2025	297,917
440,000	3.200	05/01/2030	376,415
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
285,000	3.500	05/01/2024	278,872
275,000	3.875	05/01/2029	255,112
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
105,000	3.625	11/01/2023	103,483
560,000	4.125	11/01/2028	544,530
250,000	4.750	11/01/2048	225,590
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/A)
460,000	3.000	05/01/2023	457,598
375,000	3.000	05/01/2024	368,973
490,000	3.000	05/01/2025	465,674
500,000	3.000	05/01/2026	469,183
520,000	3.000	05/01/2027	480,085
535,000	3.000	05/01/2028	486,037
550,000	3.000	05/01/2029	492,340
1,605,000	3.000	05/01/2035	1,261,129
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
280,000	3.125	05/01/2024	271,496
535,000	3.375	05/01/2030	466,850
925,000	4.000	05/01/2038	807,835
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
455,000	4.375	05/01/2027	443,029
530,000	4.750	05/01/2032	509,464
450,000	5.000	05/01/2042	412,612

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
$330,000	3.500%	05/01/2025	$321,434
340,000	3.500	05/01/2026	327,009
500,000	4.000	05/01/2036	456,782
Lee Memorial Health System Hospital Revenue & Revenue Refunding Bonds 2019 Series A-2 (A+/NR)(a)(b)
11,700,000	5.000	04/01/2026	11,792,458
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
800,000	3.125	05/01/2025	759,251
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,325,000	5.000	05/01/2038	1,286,300
Longleaf Community Development District (NR/NR)
501,000	5.375	05/01/2030	488,970
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
620,000	3.000	05/01/2025	586,635
980,000	3.400	05/01/2030	854,577
1,420,000	4.000	05/01/2040	1,216,586
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
1,100,000	3.250	05/01/2031	920,352
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
360,000	2.500	05/01/2026	324,835
700,000	3.125	05/01/2031	583,084
775,000	3.450	05/01/2041	585,896
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
120,000	3.800	05/01/2024	117,650
290,000	4.000	05/01/2029	279,297
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
255,000	3.250	06/15/2024	247,005
885,000	3.625	06/15/2030	784,605
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
350,000	4.000	05/01/2032	327,279
1,050,000	4.250	05/01/2042	926,786
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
1,000,000	4.750	11/01/2029	1,003,283
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (NR/A)
745,000	4.450	05/01/2030	742,318
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
505,000	3.000	05/01/2031	413,679
1,785,000	3.250	05/01/2041	1,295,947

Municipal Bonds – (continued)
Florida – (continued)
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
50,000	3.500	05/01/2023	49,673
Miami Dade County Avaiation Revenue Refunding Bonds Series 2015A (AMT) (NR/A)
10,000,000	5.000	10/01/2038	10,000,885
Miami Dade County Educational Facilities Authority Revenue Refunding Bonds for University of Miami Series B (A2/A-)
9,660,000	5.250	04/01/2027	10,173,054
Miami RB Refunding for Miami Tunnel Project Series 2012 (Aa3/NR)(f)
1,240,000	5.000	03/01/2030	1,248,726
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(b)(f)
8,460,000	5.000	03/01/2023	8,503,012
Miami RB Refunding Parking System Series 2019 (BAM) (A2/AA)
1,000,000	4.000	10/01/2037	978,116
900,000	4.000	10/01/2038	834,506
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
125,000	4.000	11/01/2023	124,790
1,000,000	4.750	11/01/2027	1,007,128
850,000	5.125	11/01/2039	852,374
2,350,000	5.250	11/01/2049	2,295,990
Miami-Dade County Aviation Revenue Refunding Bonds Series 2019A (AMT) (A-/NR)
11,000,000	5.000	10/01/2049	10,874,279
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (NR/Ba2)(f)
430,000	5.000	07/01/2037	387,105
670,000	5.250	07/01/2042	593,154
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
405,000	2.500	05/01/2026	364,116
750,000	3.125	05/01/2031	619,454
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
690,000	4.625	05/01/2027	682,699
360,000	5.125	05/01/2032	354,109
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
180,000	3.125	12/15/2024	171,940
675,000	3.375	12/15/2030	576,556
1,500,000	4.000	12/15/2039	1,289,708
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
1,545,000	5.250	11/01/2035	1,553,068
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.500	05/01/2031	419,658
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(f)
125,000	3.500	05/01/2026	118,032
130,000	3.500	05/01/2027	120,992

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(f) – (continued)
$135,000	3.500%	05/01/2028	$124,793
140,000	3.500	05/01/2029	127,876
700,000	3.500	05/01/2038	563,808
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(f)
30,000	3.125	05/01/2025	28,441
30,000	3.500	05/01/2031	25,845
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
350,000	2.625	05/01/2026	316,177
385,000	3.125	05/01/2031	318,738
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
465,000	2.450	11/01/2026	410,516
500,000	3.000	11/01/2031	409,000
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(f)
295,000	5.250	05/01/2032	281,941
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
390,000	2.625	05/01/2025	362,942
495,000	3.125	05/01/2030	418,056
430,000	3.625	05/01/2040	334,985
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (NR/AA)
655,000	5.000	10/01/2030	712,178
575,000	5.000	10/01/2031	622,940
1,025,000	5.000	10/01/2033	1,102,505
1,205,000	5.000	10/01/2034	1,303,345
1,000,000	5.000	10/01/2036	1,068,798
1,975,000	5.000	10/01/2037	2,100,570
2,075,000	5.000	10/01/2038	2,195,717
2,180,000	5.000	10/01/2039	2,296,186
2,630,000	5.000	10/01/2044	2,720,944
North Sumter County Utility Dependent District RB Refunding Series 2020 (NR/AA-)
28,725,000	5.000	10/01/2043	30,028,727
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000	4.450	05/01/2031	1,122,013
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
170,000	2.500	06/15/2025	159,617
300,000	3.000	06/15/2030	258,440
315,000	4.000	06/15/2040	275,613
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
380,000	3.700	05/01/2024	373,750
825,000	4.100	05/01/2029	803,629
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)(a)(b)
4,325,000	1.250	10/01/2028	3,454,681

Municipal Bonds – (continued)
Florida – (continued)
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.250	05/01/2025	95,583
350,000	3.500	05/01/2030	307,080
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,356,148
3,500,000	6.000	11/01/2047	3,601,338
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
195,000	4.375	11/01/2023	194,999
640,000	4.875	11/01/2028	643,847
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
160,000	2.375	05/01/2026	142,480
180,000	2.875	05/01/2031	145,486
365,000	3.300	05/01/2041	263,753
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (NR/NR)
250,000	4.000	11/15/2041	213,380
1,030,000	5.000	11/15/2042	1,033,352
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000	4.000	05/15/2053	1,560,450
1,825,000	5.000	05/15/2053	1,545,856
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
615,000	4.000	05/15/2030	556,426
8,190,000	4.000	05/15/2036	6,787,722
Palm Coast Park Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	2.800	05/01/2031	221,448
730,000	3.125	05/01/2041	518,954
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
125,000	3.400	05/01/2025	119,525
245,000	3.750	05/01/2030	218,570
965,000	4.150	05/01/2040	843,235
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
215,000	3.500	11/01/2025	210,060
225,000	3.500	11/01/2026	218,068
230,000	3.500	11/01/2027	221,018
240,000	3.500	11/01/2028	228,882
585,000	4.000	11/01/2033	547,790
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
785,000	4.000	05/01/2050	616,358
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
530,000	2.750	05/01/2023	528,095
350,000	3.750	05/01/2031	320,441
1,045,000	4.000	05/01/2036	959,555

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
$255,000	4.000%	05/01/2027	$249,673
3,500,000	5.000	05/01/2039	3,453,236
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	2.875	11/01/2031	673,553
1,450,000	3.150	11/01/2041	1,045,581
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
120,000	4.500	05/01/2024	119,987
465,000	4.750	05/01/2030	460,227
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125	05/01/2030	531,965
800,000	3.750	05/01/2040	636,843
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000	4.250	05/01/2031	329,695
1,030,000	4.500	05/01/2038	937,554
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
265,000	4.000	05/01/2026	260,372
275,000	4.000	05/01/2027	268,819
285,000	4.125	05/01/2028	278,525
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
255,000	2.500	05/01/2026	232,873
335,000	3.125	05/01/2031	286,761
Parrish Plantation Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
785,000	5.375	05/01/2042	744,026
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
250,000	2.625	05/01/2026	224,762
375,000	3.250	05/01/2031	309,103
885,000	3.550	05/01/2041	664,429
Pasco County School Board Certificates of Participation Series 2021B (AGM) (AA/A+)
3,000,000	5.000	08/01/2046	3,061,137
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
445,000	4.000	05/01/2024	445,781
480,000	4.000	05/01/2026	476,144
520,000	4.000	05/01/2028	512,302
1,325,000	4.500	05/01/2031	1,289,196
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (NR/A-)
1,330,000	4.500	11/01/2033	1,302,173
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
225,000	3.000	12/15/2031	184,069
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
545,000	2.000	05/01/2028	462,547
555,000	2.000	05/01/2029	457,875

Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA) – (continued)
565,000	2.125	05/01/2030	454,078
1,000,000	2.625	05/01/2034	756,462
990,000	2.800	05/01/2037	721,972
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
425,000	2.750	05/01/2025	398,101
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,200,000	5.000	07/01/2029	2,215,552
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
60,000	2.875	05/01/2025	56,573
170,000	3.250	05/01/2031	142,929
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,265,000	2.800	05/01/2025	1,185,888
3,330,000	3.200	05/01/2031	2,788,300
1,875,000	3.500	05/01/2037	1,484,612
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	275,211
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
80,000	3.250	11/01/2024	77,041
555,000	3.500	11/01/2030	484,612
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
205,000	2.500	05/01/2026	185,736
Preston Cove Community Development District Special Assessment RB Series 2022 (NR/NR)
575,000	3.250	05/01/2027	518,196
1,820,000	4.000	05/01/2042	1,520,022
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
150,000	2.200	12/15/2026	131,299
490,000	2.700	12/15/2031	390,319
735,000	3.125	12/15/2041	522,630
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(f)
60,000	4.100	05/01/2024	59,673
185,000	4.500	05/01/2029	183,128
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
365,000	4.250	11/01/2025	362,183
Reunion East Community Development District Special Assessment Refunding Bonds for Osceola County Series 2015A (NR/NR)
475,000	5.000	05/01/2025	484,547
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
130,000	3.750	05/01/2024	127,363
425,000	4.000	05/01/2030	402,744

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
$1,150,000	3.000%	05/01/2036	$870,156
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
85,000	3.500	05/01/2024	83,331
405,000	4.000	05/01/2030	384,921
615,000	4.500	05/01/2040	563,820
610,000	4.750	05/01/2050	547,287
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	3.000	05/01/2032	153,949
400,000	3.300	05/01/2042	290,216
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
450,000	4.750	05/01/2027	443,088
700,000	5.000	05/01/2032	674,185
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000	4.000	05/01/2031	2,276,368
890,000	4.000	05/01/2035	814,455
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
570,000	2.375	05/01/2026	511,848
600,000	3.000	05/01/2031	496,788
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
460,000	2.750	05/01/2025	432,174
525,000	3.250	05/01/2031	444,236
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-2 (NR/NR)
400,000	3.000	05/01/2026	370,270
1,000,000	3.000	05/01/2031	822,160
1,000,000	3.000	05/01/2036	751,178
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
245,000	3.000	05/01/2025	230,454
475,000	3.600	05/01/2030	412,212
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
250,000	2.400	05/01/2026	223,537
300,000	3.000	05/01/2031	245,418
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
165,000	2.400	05/01/2026	147,816
300,000	3.000	05/01/2031	246,816
Rivington Community Development District Special Assessment RB Series 2022 (NR/NR)
4,065,000	4.000	05/01/2052	3,149,595
Rolling Hills Community Development District Capital Improvement and Refunding Bonds Series 2022A-2 (NR/NR)
1,000,000	3.650	05/01/2032	839,008
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR/NR)
965,000	3.750	05/01/2042	736,278

Municipal Bonds – (continued)
Florida – (continued)
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,000,000	2.850	05/01/2027	908,808
1,100,000	3.200	05/01/2032	937,180
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
410,000	3.400	11/01/2041	305,409
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
350,000	2.500	06/15/2025	325,150
320,000	3.000	06/15/2030	270,469
290,000	4.000	06/15/2040	247,949
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR/NR)
325,000	2.625	12/15/2027	281,877
355,000	3.100	12/15/2032	287,836
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
690,000	2.375	05/01/2035	511,348
1,425,000	2.625	05/01/2040	1,019,259
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
290,000	3.375	06/15/2024	282,769
1,000,000	3.750	06/15/2031	896,667
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
450,000	3.000	11/01/2031	366,138
1,100,000	3.300	11/01/2041	806,665
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
595,000	3.250	05/01/2026	555,187
1,450,000	3.750	05/01/2031	1,279,930
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
495,000	2.750	05/01/2025	461,420
465,000	3.250	05/01/2030	393,595
560,000	3.750	05/01/2040	437,825
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
425,000	3.750	05/01/2027	391,551
700,000	4.125	05/01/2032	651,042
1,525,000	4.500	05/01/2042	1,359,011
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
400,000	4.400	10/01/2027	392,970
550,000	5.000	10/01/2032	536,077
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
190,000	4.000	11/01/2024	188,071
735,000	4.500	11/01/2029	724,476
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
130,000	4.000	11/01/2023	129,555
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.500	06/15/2041	770,803

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$630,000	3.625%	05/01/2024	$619,915
1,895,000	4.000	05/01/2029	1,837,642
5,000,000	4.750	05/01/2039	4,737,803
Siena North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
160,000	3.300	06/15/2032	133,505
450,000	4.000	06/15/2042	377,928
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
900,000	3.000	06/15/2032	728,448
1,905,000	3.250	06/15/2042	1,442,575
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
230,000	2.500	05/01/2026	206,290
325,000	3.100	05/01/2031	266,575
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
300,000	2.500	05/01/2026	269,487
720,000	3.000	05/01/2031	590,834
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
285,000	3.125	11/01/2025	268,017
505,000	3.625	11/01/2031	438,309
300,000	4.125	11/01/2040	259,122
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
240,000	2.375	06/15/2026	214,878
175,000	2.875	06/15/2031	143,172
475,000	3.250	06/15/2041	348,250
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (NR/BBB)
420,000	3.000	05/01/2023	418,208
435,000	3.250	05/01/2024	430,958
445,000	3.450	05/01/2025	429,159
465,000	3.625	05/01/2026	444,008
975,000	4.125	05/01/2036	879,303
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(f)
360,000	4.250	11/01/2024	358,225
730,000	4.500	11/01/2029	720,406
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
200,000	4.000	05/01/2024	198,926
590,000	4.625	05/01/2029	588,491
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
350,000	2.500	11/01/2023	345,695
355,000	2.750	11/01/2024	340,013
370,000	3.000	11/01/2025	349,105
585,000	4.250	11/01/2037	518,947

Municipal Bonds – (continued)
Florida – (continued)
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
425,000	2.400	05/01/2026	379,056
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
100,000	2.875	05/01/2024	96,602
300,000	3.250	05/01/2029	266,455
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
300,000	3.375	05/01/2025	286,980
145,000	4.000	05/01/2030	136,397
405,000	4.300	05/01/2040	358,619
300,000	4.500	05/01/2046	261,345
Southshore Bay Community Development District Special Assessment Bond for Assessment Area One Series 2021 (NR/NR)(f)
2,320,000	3.000	05/01/2033	1,848,819
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
900,000	4.000	12/15/2036	735,544
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
200,000	2.450	05/01/2026	178,665
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
305,000	2.375	06/15/2026	272,746
Stonebrier Community Development District Special Assessment Refunding Series 2016 (NR/A-)
265,000	2.500	05/01/2023	262,313
270,000	2.500	05/01/2024	262,433
280,000	3.000	05/01/2025	272,171
290,000	3.000	05/01/2026	278,562
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR)(f)
330,000	3.000	11/01/2032	264,164
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(f)
585,000	3.300	11/01/2041	427,727
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)(h)
855,000	6.375	11/01/2052	855,900
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
170,000	3.500	06/15/2024	165,791
500,000	4.000	06/15/2030	475,564
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(f)
545,000	2.500	12/15/2025	498,004
500,000	3.000	12/15/2030	414,530
1,000,000	3.500	12/15/2040	762,977
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
210,000	3.125	12/15/2025	198,362

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR) – (continued)
$500,000	3.625%	12/15/2030	$444,320
870,000	4.000	12/15/2039	749,856
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
345,000	4.300	06/15/2027	340,080
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
250,000	3.000	06/15/2032	205,861
1,000,000	3.250	06/15/2042	732,390
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(f)
240,000	2.375	06/15/2026	214,565
225,000	2.875	06/15/2031	184,078
275,000	3.300	06/15/2041	204,165
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
130,000	4.250	06/15/2027	127,017
260,000	4.500	06/15/2032	250,089
585,000	5.000	06/15/2042	548,031
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
650,000	3.450	05/01/2041	482,947
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
275,000	3.150	05/01/2031	226,217
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
225,000	3.000	05/01/2025	211,937
470,000	3.300	05/01/2031	395,477
780,000	3.750	05/01/2040	620,076
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
200,000	2.400	05/01/2026	178,459
195,000	3.000	05/01/2031	159,337
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)(f)
375,000	2.750	05/01/2031	302,792
700,000	3.150	05/01/2041	503,125
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250	05/01/2030	142,325
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
430,000	4.200	05/01/2027	417,269
460,000	4.600	05/01/2032	437,372
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
395,000	2.500	05/01/2029	345,704
715,000	2.875	05/01/2033	583,973
1,440,000	3.000	05/01/2038	1,102,408

Municipal Bonds – (continued)
Florida – (continued)
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
$940,000	3.500%	05/01/2029	$863,070
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (NR/A+)
190,000	2.500	05/01/2023	189,124
190,000	2.500	05/01/2024	186,732
200,000	3.000	05/01/2025	191,291
205,000	3.000	05/01/2026	192,641
1,135,000	3.500	05/01/2031	1,018,960
1,370,000	4.000	05/01/2036	1,245,223
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
315,000	2.375	05/01/2026	283,066
285,000	3.000	05/01/2031	235,619
Tampa-Hillsborough County Expressway Authority RB Series 2017 (A2/A+)
6,175,000	5.000	07/01/2047	6,364,326
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A2/A+)
2,025,000	5.000	07/01/2048	2,084,935
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800	05/01/2036	1,082,157
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,655,000	3.400	06/15/2032	1,382,782
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
650,000	2.350	12/15/2026	573,171
750,000	3.000	12/15/2031	614,026
2,000,000	3.300	12/15/2041	1,469,925
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
205,000	3.000	05/01/2027	190,626
210,000	3.125	05/01/2028	194,664
230,000	3.375	05/01/2032	203,249
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
735,000	3.600	05/01/2041	562,326
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
340,000	3.500	05/01/2032	325,345
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(f)
420,000	5.200	05/01/2028	423,635
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	300,139

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
$4,695,000	3.000%	05/01/2033	$4,117,626
5,290,000	3.000	05/01/2037	4,387,627
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
275,000	3.500	05/01/2024	270,303
765,000	3.850	05/01/2029	719,119
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000	3.000	05/01/2033	1,763,223
4,925,000	3.000	05/01/2040	3,860,222
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(f)
1,040,000	3.450	05/01/2024	1,021,993
2,970,000	3.750	05/01/2029	2,780,054
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
520,000	4.375	11/01/2023	520,127
1,875,000	5.000	11/01/2029	1,883,500
95,000	5.375	11/01/2039	93,899
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
505,000	4.250	06/15/2028	496,172
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
260,000	3.125	12/15/2025	245,240
735,000	3.625	12/15/2031	641,765
450,000	4.000	12/15/2040	384,312
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (Baa1/A-)
750,000	5.000	04/01/2030	783,946
650,000	5.000	04/01/2031	677,428
550,000	5.000	04/01/2033	569,813
5,000,000	5.000	04/01/2048	5,069,543
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (Aaa/AAA)
2,000,000	4.000	07/01/2043	1,832,421
7,000,000	4.000	07/01/2047	6,383,563
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
75,000	3.500	05/01/2024	73,725
360,000	4.000	05/01/2030	340,415
595,000	4.375	05/01/2039	538,648
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(f)
415,000	3.125	05/01/2030	365,819
475,000	3.625	05/01/2040	384,271
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
385,000	2.300	05/01/2026	342,792
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(f)
210,000	4.375	11/01/2024	209,520
500,000	5.250	11/01/2039	485,172

Municipal Bonds – (continued)
Florida – (continued)
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(f)
355,000	2.500	05/01/2025	329,785
235,000	3.250	05/01/2030	200,280
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
1,190,000	3.125	11/01/2041	847,243
750,000	4.000	11/01/2051	584,623
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
160,000	2.500	11/01/2026	142,235
200,000	3.000	11/01/2031	163,211
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
160,000	3.875	05/01/2024	157,041
490,000	4.125	05/01/2029	474,980
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
835,000	4.875	05/01/2032	825,567
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(f)
3,955,000	4.625	11/01/2038	3,710,817
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
155,000	4.000	11/01/2024	153,718
495,000	4.500	11/01/2029	488,498
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750	11/01/2047	1,810,216
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
305,000	3.000	11/01/2024	292,857
700,000	3.375	11/01/2030	607,535
100,000	4.000	11/01/2050	78,145
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
410,000	4.375	11/01/2025	408,298
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
250,000	3.000	05/01/2027	224,263
465,000	3.375	05/01/2032	386,731
1,430,000	4.000	05/01/2042	1,194,349
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (NR/A)
1,000,000	4.250	05/01/2031	961,740
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
360,000	2.250	05/01/2023	357,549
365,000	2.500	05/01/2024	358,613
375,000	2.625	05/01/2025	356,456
390,000	3.000	05/01/2026	367,680
400,000	3.125	05/01/2027	373,488
415,000	3.250	05/01/2028	385,200

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
$160,000	4.200%	05/01/2026	$158,172
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
340,000	3.000	12/15/2024	327,205
1,000,000	3.375	12/15/2030	873,965
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(f)
1,370,000	5.000	12/15/2032	1,354,821
2,000,000	5.000	12/15/2037	1,940,812
4,470,000	5.000	12/15/2047	4,183,791
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,440,000	5.125	05/01/2042	1,343,820
Two Rivers West Community Development District Special Assessment Bond Anticipation Note Series 2022 (NR/NR)
1,600,000	3.000	01/15/2023	1,588,089
Union Park East Community Development District Special Assessment Boonds for Assessment Area 3 Project Series 2021 (NR/NR)(f)
125,000	2.950	05/01/2031	102,007
325,000	3.350	05/01/2041	238,117
450,000	4.000	05/01/2051	350,441
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
300,000	2.500	05/01/2027	279,409
310,000	2.500	05/01/2028	284,651
315,000	2.625	05/01/2029	288,462
1,060,000	3.000	05/01/2034	912,730
2,130,000	3.125	05/01/2038	1,745,531
1,725,000	3.250	05/01/2040	1,400,549
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(f)
345,000	3.000	05/01/2025	325,829
525,000	3.500	05/01/2031	451,693
875,000	4.000	05/01/2040	745,040
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.625	05/01/2041	775,643
Ventana Community Development District Special Assessment RB for Hillsborough County Series 2018 (NR/NR)(f)
220,000	4.000	05/01/2024	218,818
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(f)
1,000,000	4.625	05/01/2029	994,649
1,000,000	5.000	05/01/2038	964,410
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
200,000	4.000	11/01/2024	198,425
395,000	4.500	11/01/2029	390,295
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
185,000	4.000	11/01/2024	183,542
375,000	4.500	11/01/2029	370,534

Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(f)
115,000	2.500	05/01/2026	103,767
175,000	3.100	05/01/2031	145,584
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(f)
200,000	2.500	05/01/2026	180,464
285,000	3.100	05/01/2031	237,095
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,000,000	4.250	05/01/2037	912,646
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
1,270,000	3.750	05/01/2026	1,211,823
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB)(f)
345,000	3.250	05/01/2024	341,587
355,000	3.500	05/01/2025	342,379
370,000	3.625	05/01/2026	355,149
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
365,000	4.750	11/01/2025	366,070
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
325,000	2.375	05/01/2026	291,708
300,000	3.000	05/01/2031	246,792
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250	05/01/2031	209,964
235,000	4.000	05/01/2040	200,111
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
150,000	2.875	05/01/2025	141,011
250,000	3.250	05/01/2031	209,957
1,050,000	4.000	05/01/2040	894,112
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
115,000	2.875	05/01/2025	108,108
250,000	3.250	05/01/2031	209,957
815,000	4.000	05/01/2040	694,002
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (NR/A)
495,000	4.250	05/01/2030	488,799
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
380,000	2.000	05/01/2027	329,518
385,000	2.000	05/01/2028	323,969
395,000	2.000	05/01/2029	323,202
150,000	2.125	05/01/2030	119,557
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
500,000	2.300	05/01/2026	444,972
930,000	2.800	05/01/2031	755,366

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
$255,000	3.125%	05/01/2025	$244,116
500,000	3.500	05/01/2030	441,471
930,000	3.750	05/01/2037	767,992
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(f)
320,000	3.250	05/01/2023	318,828
925,000	3.800	05/01/2028	891,765
1,855,000	4.000	05/01/2033	1,752,669
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
720,000	2.625	05/01/2024	697,689
1,210,000	3.000	05/01/2029	1,083,331
1,450,000	3.375	05/01/2034	1,228,717
3,830,000	3.550	05/01/2039	3,112,726
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(f)
1,730,000	1.875	05/01/2025	1,604,016
2,925,000	2.625	05/01/2030	2,482,422
3,370,000	3.000	05/01/2035	2,695,195
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,750,000	3.500	05/01/2032	1,666,721
2,055,000	4.000	05/01/2037	1,948,401
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
315,000	4.000	05/01/2026	316,204
310,000	4.000	05/01/2027	311,680
315,000	4.000	05/01/2028	321,987
330,000	4.000	05/01/2029	336,891
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
950,000	2.550	05/01/2031	774,319
1,900,000	2.850	05/01/2036	1,428,757
2,400,000	3.000	05/01/2041	1,662,245
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
185,000	4.625	05/01/2027	181,706
235,000	4.875	05/01/2032	227,995
610,000	5.125	05/01/2042	571,307
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
210,000	3.150	05/01/2032	168,473
500,000	3.450	05/01/2042	364,105
Villamar Community Development District Special Assessment Bonds for Phase 3 Project Series 2022 (NR/NR)
215,000	3.125	11/01/2027	191,562
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR/NR)
175,000	3.250	05/01/2027	157,621
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
75,000	3.750	05/01/2024	73,482
220,000	4.000	05/01/2029	211,689

Municipal Bonds – (continued)
Florida – (continued)
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
200,000	2.625	05/01/2025	186,470
245,000	3.200	05/01/2030	208,520
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB-)
220,000	2.750	11/01/2024	209,343
225,000	3.000	11/01/2025	209,892
230,000	3.200	11/01/2026	212,253
1,400,000	4.125	11/01/2046	1,147,309
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
625,000	5.500	05/01/2034	627,960
925,000	5.750	05/01/2044	929,089
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/BBB+)
2,145,000	4.000	05/01/2031	2,005,502
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
500,000	5.125	11/01/2038	485,380
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,360,000	5.500	11/01/2045	2,338,524
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
185,000	3.250	11/01/2024	178,718
375,000	3.625	11/01/2029	340,623
1,000,000	4.000	11/01/2039	861,896
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(f)
500,000	2.750	05/01/2026	454,122
415,000	3.250	05/01/2031	346,675
515,000	3.625	05/01/2041	394,893
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
170,000	4.750	05/01/2032	162,183
300,000	5.125	05/01/2042	275,979
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
280,000	2.650	05/01/2025	262,520
630,000	3.000	05/01/2031	523,760
1,725,000	4.000	05/01/2040	1,468,177
1,595,000	4.000	05/01/2051	1,245,800
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
385,000	2.400	05/01/2026	344,025
575,000	3.000	05/01/2031	472,175
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,540,000	5.000	05/01/2032	2,525,850
1,940,000	4.500	05/01/2034	1,840,321
3,395,000	5.000	05/01/2037	3,319,869

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
$260,000	4.000%	05/01/2024	$258,642
750,000	4.250	05/01/2029	733,326
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
200,000	2.500	05/01/2026	180,811
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
435,000	2.500	05/01/2026	393,263
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
125,000	3.625	05/01/2024	123,245
355,000	3.900	05/01/2029	335,239
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(f)
260,000	3.500	05/01/2024	255,811
810,000	3.750	05/01/2029	762,682
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
250,000	2.500	05/01/2026	229,380
650,000	3.000	05/01/2031	554,901
1,400,000	3.250	05/01/2041	1,056,256
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
250,000	3.500	06/15/2024	244,390
1,285,000	3.750	06/15/2030	1,163,248
3,350,000	4.250	06/15/2039	2,976,815
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,300,000	5.625	05/01/2042	1,275,753
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
130,000	3.875	05/01/2024	127,793
500,000	4.370	05/01/2029	491,576
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
170,000	2.400	05/01/2026	151,545
300,000	2.950	05/01/2031	243,680
865,000	3.350	05/01/2041	630,863
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250	11/01/2029	194,403
680,000	4.875	11/01/2039	651,073
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR/NR)
900,000	4.000	05/01/2042	751,735
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
160,000	3.000	05/01/2025	150,716
230,000	3.650	05/01/2030	201,621

Municipal Bonds – (continued)
Florida – (continued)
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	131,812
250,000	5.000	05/01/2047	234,191
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
690,000	2.500	05/01/2025	643,201
640,000	3.125	05/01/2030	544,306
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (NR/BBB+)
1,450,000	4.500	05/01/2036	1,344,273
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
180,000	2.500	05/01/2026	162,418
350,000	3.000	05/01/2031	289,079

			926,546,944

Georgia – 1.8%
Burke County Development Authority Pollution Control RB (BBB+/A-) (PUTABLE)(a)(b)(d)
1,600,000	2.250	05/25/2023	1,583,896
Burke County Development Authority Pollution Control RB Fifth Series 1994 (BBB+/A-) (PUTABLE)(a)(b)(d)
3,000,000	2.150	06/13/2024	2,883,650
Burke County Development Authority Pollution Control RB Second Series 2008 (BBB+/A-) (PUTABLE)(a)(b)(d)
3,100,000	2.925	03/12/2024	3,031,046
Burke County Development Authority Pollution Control RB Series 2017F (A-/BBB)(a)(b)
9,475,000	3.000	02/01/2023	9,437,959
City of Atlanta RB for Water & Wastewater Series 2018 B (Aa2/AA-)
4,750,000	3.500	11/01/2043	3,963,012
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (Aa2/AA)
7,585,000	4.000	01/01/2035	7,445,481
Development Authority of Bartow County Pollution Control RB First Series 1997 (NR/BBB+)(a)
5,000,000	1.800	09/01/2029	4,281,543
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
465,000	5.000	03/01/2027	422,657
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
1,215,000	2.375	01/01/2031	1,012,252
1,800,000	4.000	01/01/2036	1,560,570
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (Baa1/BBB+)
775,000	4.000	08/01/2035	669,777
500,000	4.000	08/01/2036	440,265
750,000	4.000	08/01/2037	653,483
745,000	4.000	08/01/2038	643,044
Main Street Natural Gas Gas Supply RB Series 2019B (NR/NR)(a)(b)
14,050,000	4.000	12/02/2024	14,191,897

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Gas Supply RB Series 2021A (NR/NR)(a)(b)
$3,625,000	4.000%	09/01/2027	$3,581,363
Main Street Natural Gas Gas Supply RB Series 2022B (NR/NR)
1,740,000	5.000	06/01/2027	1,754,969
Main Street Natural Gas Gas Supply RB Sub-Series 2018A (NR/NR)(a)(b)
14,250,000	4.000	09/01/2023	14,272,345
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
2,500,000	5.000	05/15/2025	2,537,346
3,000,000	5.000	05/15/2026	3,057,945
3,000,000	5.000	05/15/2027	3,069,300
2,455,000	5.000	05/15/2028	2,519,916
2,800,000	5.000	05/15/2029	2,882,102
4,875,000	5.000	05/15/2049	4,668,550
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3/NR)(a)(b)
10,295,000	4.000	12/01/2029	9,661,364
Monroe County Development Authority Pollution Control RB First Series 2009 (BBB+/A-2/A-) (PUTABLE)(a)(b)(d)
1,850,000	1.000	08/21/2026	1,587,787
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A)
2,210,000	5.000	01/01/2023	2,218,377
4,155,000	5.000	01/01/2024	4,228,768
4,360,000	5.000	01/01/2025	4,483,420
4,575,000	5.000	01/01/2026	4,742,408
4,805,000	5.000	01/01/2027	4,989,613
5,040,000	5.000	01/01/2028	5,271,670
5,295,000	5.000	01/01/2029	5,556,176
1,080,000	5.000	01/01/2034	1,101,832
Municipal Electric Authority RB Refunding Series 2019 A (A2/A-)
830,000	5.000	01/01/2024	844,736
900,000	5.000	01/01/2025	925,476
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
495,000	5.000	06/01/2031	524,761
400,000	5.000	06/01/2032	420,752
500,000	5.000	06/01/2033	523,643
400,000	4.000	06/01/2034	374,853
500,000	4.000	06/01/2035	459,264
850,000	4.000	06/01/2045	709,409
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(f)
1,275,000	4.000	01/01/2038	1,124,005
Savanah Economic Development Authority Recovery Zone Facility Revenune Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
400,000	2.000	10/01/2024	385,052
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (Baa2/BBB)
1,925,000	1.900	08/01/2024	1,854,798

Municipal Bonds – (continued)
Georgia – (continued)
State of Georgia GO Bonds Series 2021A (Aaa/AAA)
2,675,000	4.000	07/01/2035	2,659,758

			145,212,290

Guam – 0.7%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)(h)
1,265,000	5.250	10/01/2029	1,248,672
1,285,000	5.250	10/01/2030	1,247,371
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
765,000	3.099	10/01/2028	661,803
550,000	3.189	10/01/2029	465,824
740,000	3.489	10/01/2031	613,329
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
875,000	3.625	02/01/2025	815,505
2,045,000	4.250	02/01/2030	1,883,669
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (BB/NR)
320,000	5.000	11/15/2022	320,164
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (NR/NR)
2,680,000	5.000	11/15/2022	2,685,732
Guam Government GO Bonds Series 2019 (AMT) (Ba1/BB-)
2,350,000	5.000	11/15/2031	2,218,911
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
2,755,000	5.000	12/01/2025	2,764,674
2,255,000	5.000	12/01/2026	2,262,963
2,000,000	5.000	12/01/2027	2,004,587
Guam Government RB Refunding Series 2021 E (Ba1/NR)
7,795,000	3.250	11/15/2026	7,324,629
Guam Government RB Refunding Series 2021 F (Ba1/NR)
525,000	5.000	01/01/2028	524,303
1,225,000	5.000	01/01/2029	1,223,090
1,100,000	5.000	01/01/2030	1,096,682
1,100,000	5.000	01/01/2031	1,089,278
7,065,000	4.000	01/01/2042	5,700,843
Guam Power Authority RB Refunding Series 2012 A (AGM) (A2/AA)
1,500,000	5.000	10/01/2024	1,500,000
2,790,000	5.000	10/01/2030	2,790,000
Guam Power Authority RB Series 2014 A (AGM) (A2/AA)
325,000	5.000	10/01/2039	332,005
250,000	5.000	10/01/2044	254,646
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (Baa2/A-)
1,030,000	5.000	01/01/2046	1,037,810
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
6,615,000	5.000	01/01/2050	6,620,214
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
350,000	5.000	07/01/2025	358,167

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-) – (continued)
$560,000	5.000%		07/01/2026	$577,153
350,000	5.000		07/01/2027	362,491
370,000	5.000		07/01/2028	382,219
725,000	5.000		07/01/2029	748,293
700,000	5.000		07/01/2030	721,234
700,000	5.000		07/01/2031	719,233
700,000	5.000		07/01/2032	717,431
Guam Waterworks Authority Water and Wastewater System RB Series 2013 (CASH) (Baa2/A-)(b)
1,450,000	5.500		07/01/2023	1,474,830
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (Baa2/A)
400,000	5.000		07/01/2029	416,497
600,000	5.000		07/01/2031	621,410
250,000	5.000		07/01/2033	256,963
225,000	5.000		07/01/2034	230,597
425,000	5.000		07/01/2036	434,288
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
300,000	5.000		11/01/2027	299,647
450,000	5.000		11/01/2028	448,907
450,000	5.000		11/01/2029	449,177
375,000	5.000		11/01/2030	372,196

				58,277,437

Hawaii – 0.4%
City & County Honolulu RB for Wastewater System Series 2018 A (Aa2/NR)
8,000,000	4.000		07/01/2042	7,305,403
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (Baa1/NR)
5,025,000	4.000		03/01/2037	4,537,007
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Baa1/NR)
9,055,000	3.200		07/01/2039	6,956,989
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000		05/15/2026	29,775
75,000	5.000		05/15/2029	77,035
35,000	5.000		05/15/2030	35,809
150,000	5.000		05/15/2031	152,781
180,000	5.000		05/15/2032	182,735
60,000	3.000		05/15/2033	48,504
100,000	3.000		05/15/2034	79,391
150,000	3.000		05/15/2035	116,976
670,000	3.250		05/15/2039	507,803
575,000	5.000		05/15/2044	566,542
State of Hawaii Airports System RB Series 2022A (AMT) (A1/A+)
9,000,000	5.000		07/01/2051	8,965,904

				29,562,654

Municipal Bonds – (continued)
Idaho – 0.0%
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (Baa3/BBB-)
2,000,000	2.750		10/01/2024	1,957,828

Illinois – 10.9%
Barrington Community Unit School District GO School Bonds Series 2021 (AAA/NR)
2,255,000	5.000		12/01/2029	2,483,244
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (NR/AA)
7,200,000	5.000		01/01/2035	7,682,646
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
625,000	4.000		10/01/2043	540,212
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)
350,000	0.000	(g)	01/01/2026	307,850
165,000	0.000	(g)	01/01/2027	139,111
240,000	0.000	(g)	01/01/2028	193,935
300,000	5.000		01/01/2029	323,481
175,000	5.000		01/01/2030	188,340
665,000	5.000		01/01/2031	713,167
1,875,000	5.000		01/01/2032	2,002,726
765,000	5.000		01/01/2033	814,161
1,115,000	5.000		01/01/2034	1,183,754
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (Ba3/BB)
555,000	5.382		12/01/2023	550,980
7,690,000	5.482		12/01/2024	7,528,633
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
3,550,000	6.000		04/01/2046	3,697,158
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
760,000	5.000		04/01/2034	770,678
575,000	5.000		04/01/2035	582,142
525,000	5.000		04/01/2036	530,897
1,110,000	5.000		04/01/2037	1,120,369
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(g)
2,225,000	0.000		12/01/2026	1,838,369
1,125,000	0.000		12/01/2027	883,649
3,095,000	0.000		12/01/2029	2,189,408
2,660,000	0.000		12/01/2030	1,777,958
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(g)
965,000	0.000		12/01/2027	757,975
1,040,000	0.000		12/01/2028	773,895
645,000	0.000		12/01/2030	431,121
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Ba1/BBB+)(g)
670,000	0.000		01/01/2031	446,498
Chicago Illinois Board of Education GO Bonds Series 2015 C (NR/BB)
2,500,000	6.000		12/01/2035	2,569,775

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(g)
$4,705,000	0.000%		12/01/2031	$2,961,823
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL) (Baa2/BB)
4,725,000	5.500		12/01/2026	4,910,347
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL) (Baa2/BB)(g)
3,485,000	0.000		12/01/2023	3,315,959
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
2,500,000	5.500		12/01/2026	2,615,552
6,330,000	5.500		12/01/2027	6,681,715
3,000,000	5.500		12/01/2028	3,193,268
2,115,000	5.500		12/01/2029	2,267,854
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB)
1,020,000	5.250		12/01/2039	1,026,430
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (Ba3/BB)
5,225,000	5.000		12/01/2042	4,860,596
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
10,380,000	6.038		12/01/2029	9,742,408
2,500,000	6.138		12/01/2039	2,167,251
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
5,160,000	7.000		12/01/2044	5,507,438
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
7,125,000	6.500		12/01/2046	7,548,600
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
1,825,000	5.000		12/01/2025	1,879,289
2,250,000	5.000		12/01/2026	2,326,287
2,375,000	5.000		12/01/2027	2,460,323
10,295,000	5.000		12/01/2028	10,693,639
1,500,000	5.000		12/01/2030	1,535,850
3,350,000	5.000		12/01/2031	3,417,722
2,550,000	5.000		12/01/2032	2,593,669
2,800,000	5.000		12/01/2033	2,838,410
600,000	5.000		12/01/2034	606,589
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
5,000,000	5.000		12/01/2027	5,179,627
8,885,000	5.000		12/01/2028	9,229,041
7,950,000	5.000		12/01/2029	8,206,733
4,690,000	5.000		12/01/2030	4,802,091

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (NR/BB)
2,000,000	0.000	(g)	12/01/2025	1,729,921
2,000,000	0.000	(g)	12/01/2026	1,645,766
300,000	0.000	(g)	12/01/2027	234,456
2,500,000	4.000		12/01/2027	2,415,631
5,000,000	5.000		12/01/2029	5,067,366
5,000,000	5.000		12/01/2030	5,059,450
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB)
750,000	5.000		12/01/2022	751,758
1,200,000	5.000		12/01/2023	1,212,916
1,250,000	5.000		12/01/2024	1,271,842
1,200,000	5.000		12/01/2025	1,226,122
1,000,000	5.000		12/01/2026	1,023,186
1,000,000	5.000		12/01/2027	1,020,884
3,060,000	5.000		12/01/2028	3,118,235
1,000,000	5.000		12/01/2029	1,013,473
3,000,000	5.000		12/01/2030	3,035,795
1,000,000	5.000		12/01/2031	1,006,567
1,000,000	5.000		12/01/2032	1,002,916
1,000,000	5.000		12/01/2033	1,000,736
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR NATL) (A2/AA)(g)
1,465,000	0.000		01/01/2030	1,069,029
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL) (Baa2/BBB+)(g)
1,200,000	0.000		01/01/2028	947,058
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Ba1/BBB+)
750,000	0.000		01/01/2032	470,795
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Ba1/WR/BBB+)
330,000	5.500		01/01/2037	330,865
3,020,000	5.500		01/01/2040	3,027,914
Chicago Illinois GO Bonds Project Refunding Series 2014 A (Ba1/BBB+)
1,500,000	5.250		01/01/2033	1,491,662
630,000	5.000		01/01/2034	617,226
11,590,000	5.000		01/01/2036	11,304,235
Chicago Illinois GO Bonds Series 2010 B (Ba1/BBB+)
1,130,000	7.517		01/01/2040	1,152,347
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
1,320,000	5.500		01/01/2039	1,323,459
Chicago Illinois GO Bonds Series 2015 B (NR/BBB+)
13,893,000	7.375		01/01/2033	14,288,182
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
3,760,000	5.000		01/01/2028	3,828,802
4,890,000	5.000		01/01/2029	4,957,647
2,720,000	5.000		01/01/2031	2,680,795
Chicago Illinois GO Refunding Bonds Series 2012 B (Ba1/BBB+)
2,385,000	5.432		01/01/2042	1,922,725
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
2,575,000	5.000		01/01/2024	2,602,327

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+) – (continued)
$4,435,000	5.000%	01/01/2025	$4,512,777
5,600,000	5.000	01/01/2038	5,556,126
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A3/A-)
4,235,000	5.500	01/01/2029	4,247,794
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (NR/A)
7,040,000	5.000	01/01/2039	7,238,872
8,955,000	5.000	01/01/2048	9,074,285
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (NR/A)
2,605,000	5.000	01/01/2023	2,614,748
4,760,000	5.000	01/01/2024	4,840,442
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A)
9,105,000	5.000	01/01/2037	9,264,916
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (NR/A)
8,955,000	5.250	01/01/2035	9,318,694
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (NR/NR)
1,105,000	5.000	01/01/2025	1,144,963
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
475,000	5.250	01/01/2042	488,965
1,330,000	4.000	01/01/2052	1,168,821
Chicago Illinois Water RB Refunding for Second Lien Project Series 2017-2 (AGM) (NR/AA)
2,200,000	5.000	11/01/2033	2,313,006
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (NR/A/NR)
1,645,000	5.000	11/01/2026	1,700,478
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (Baa2/A)
15,475,000	5.000	11/01/2042	14,924,641
Chicago Park District GO LT Refunding Bonds Series 2021C (AA-/AA-)
4,400,000	4.000	01/01/2035	3,932,779
Chicago Transit Authority Capital Grant Receipts RB Refunding Series 2021 (NR/A)
1,550,000	5.000	06/01/2029	1,649,768
Chicago Transit Authority Sales Tax Recepts RB Series 2014 (NR/AA)
4,500,000	5.250	12/01/2049	4,588,979
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
680,000	3.250	07/01/2029	582,761
City of Chicago Board of Education UT GO Refunding Bonds Series 2017C (BB/NR)
2,000,000	5.000	12/01/2025	2,043,536
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (AA/NR)
1,000,000	5.000	12/01/2029	1,032,293

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Refunding Bonds Series 2022B (NR/BB)
2,250,000	4.000	12/01/2037	1,944,195
City of Chicago GO Bonds Series 2021A (BBB+/BBB-)
1,000,000	5.000	01/01/2028	1,018,298
City of Chicago GO Bonds Series 2021B (BBB+/BBB-)
5,579,000	4.000	01/01/2030	5,243,566
2,956,000	4.000	01/01/2038	2,526,755
5,330,000	4.000	01/01/2044	4,302,116
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
2,745,000	5.000	01/01/2025	2,793,139
3,430,000	5.000	01/01/2027	3,494,247
10,115,000	5.000	01/01/2028	10,300,089
8,480,000	5.000	01/01/2029	8,597,310
9,315,000	5.000	01/01/2030	9,364,870
430,000	5.000	01/01/2031	430,862
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
6,500,000	5.500	01/01/2049	6,536,880
City of Chicago IL Waterworks Revenue RB Series 1999 (A/NR/Baa2/WR)
1,560,000	5.000	11/01/2028	1,606,471
1,780,000	5.000	11/01/2029	1,832,072
1,000,000	5.000	11/01/2030	1,027,248
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2014A (AMT) (A-/A3)
1,000,000	5.000	01/01/2031	1,006,439
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
3,650,000	5.000	01/01/2042	3,660,616
2,250,000	4.500	01/01/2048	2,062,516
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (AMT) (NR/A+)
2,500,000	4.000	01/01/2042	2,224,626
City of Chicago Second Lien Wastewater Transmission Revenue Refunding Bonds Series 2008C (A/NR)
2,015,000	5.000	01/01/2034	2,042,810
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (A2/AA)
265,000	5.432	01/01/2042	252,478
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (A2/AA)
5,650,000	6.314	01/01/2044	5,924,471
City of Peoria GO Refunding Bonds Series 2019 (AGM) (A2/AA)
880,000	5.000	01/01/2029	951,957
1,470,000	5.000	01/01/2031	1,583,589
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (Aa2/NR)
155,000	4.000	01/01/2025	156,963
195,000	4.000	01/01/2026	198,367
115,000	4.000	01/01/2027	117,427
200,000	4.000	01/01/2028	205,067
200,000	4.000	01/01/2029	206,242
145,000	4.000	01/01/2030	148,755

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
$10,350,000	5.500%	12/01/2036	$11,371,257
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (Aa2/NR)
840,000	4.000	12/01/2023	845,753
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
600,000	5.000	11/15/2029	647,885
2,330,000	5.000	11/15/2032	2,487,850
1,025,000	5.000	11/15/2036	1,065,005
1,445,000	5.000	11/15/2037	1,499,528
2,080,000	5.000	11/15/2038	2,153,290
5,155,000	4.000	11/15/2039	4,625,463
3,540,000	4.000	11/15/2041	3,136,916
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000	4.000	11/15/2047	1,407,727
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB+)
605,000	5.000	12/01/2034	618,443
775,000	5.000	12/01/2039	783,546
1,000,000	5.000	12/01/2044	999,957
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (A1/AA)
2,325,000	4.000	12/01/2036	2,252,411
1,420,000	4.000	12/01/2037	1,347,557
4,230,000	4.000	12/01/2042	3,839,157
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (Aa2/NR)
500,000	4.000	12/01/2038	460,332
400,000	4.000	12/01/2040	366,269
1,085,000	4.000	12/01/2042	985,955
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,000,000	5.000	03/01/2040	922,569
685,000	5.000	03/01/2042	620,937
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (NR/AA+)
815,000	4.000	12/15/2031	818,499
1,300,000	4.000	12/15/2032	1,290,453
3,740,000	4.000	12/15/2033	3,656,664
1,700,000	4.000	12/15/2034	1,625,586
1,395,000	4.000	12/15/2035	1,323,061
2,750,000	3.000	12/15/2036	2,298,742
2,000,000	3.000	12/15/2037	1,652,436
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
19,555,000	4.000	07/15/2047	17,123,983
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(f)
5,600,000	6.125	04/01/2049	5,432,435
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2021 B (NR/NR)
2,280,000	3.250	05/15/2027	1,942,666

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (NR/A)(b)
4,000,000	4.250	01/01/2028	4,170,122
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
1,425,000	4.000	05/15/2027	1,369,703
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
750,000	5.000	09/01/2026	764,899
500,000	5.000	09/01/2027	510,579
500,000	5.000	09/01/2028	511,407
1,600,000	5.000	09/01/2030	1,628,599
1,000,000	5.000	09/01/2031	1,010,852
1,000,000	5.000	09/01/2032	1,005,175
1,035,000	5.000	09/01/2033	1,034,558
1,150,000	5.000	09/01/2034	1,135,593
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
900,000	4.000	09/01/2041	758,465
3,875,000	5.000	09/01/2046	3,731,423
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
650,000	4.000	11/01/2041	541,445
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
375,000	5.000	05/15/2041	326,810
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (Aa2/AA-)
2,100,000	5.000	10/01/2041	2,196,614
Illinois Finance Authority RB Refunding for University of Chicago Series 2021 A (Aa2/AA-)
1,380,000	5.000	10/01/2037	1,482,711
4,400,000	5.000	10/01/2038	4,723,608
Illinois Finance Authority RB Series 2021 (NR/BB+)(f)
375,000	4.000	10/01/2042	290,197
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (NR/AA-)
3,515,000	5.000	01/01/2029	3,711,627
1,130,000	5.000	01/01/2036	1,158,889
5,290,000	4.000	01/01/2038	4,737,086
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 A (BAM-TCRS) (NR/AA)
5,300,000	5.000	01/01/2038	5,457,918
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (NR/AA-)
10,685,000	5.000	01/01/2026	11,059,483
8,170,000	5.000	01/01/2027	8,532,524
15,355,000	5.000	01/01/2028	16,134,893
11,790,000	5.000	01/01/2029	12,449,525
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds Series 2021 (NR/BB+)
1,500,000	5.000	06/15/2030	1,490,436
575,000	5.000	06/15/2031	566,854

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
$4,160,000	5.000%		06/15/2027	$4,266,828
Illinois State GO Bonds Series 2013 (Baa2/BBB)
5,000,000	5.500		07/01/2024	5,054,955
4,000,000	5.500		07/01/2025	4,041,786
3,165,000	5.500		07/01/2027	3,195,035
5,500,000	5.250		07/01/2028	5,537,842
9,490,000	5.500		07/01/2038	9,511,805
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
375,000	4.500		12/01/2041	333,080
Illinois State GO Bonds Series 2017 C (Baa2/BBB)
19,265,000	5.000		11/01/2029	19,613,918
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
53,565,000	5.000		11/01/2024	54,449,980
2,000,000	5.000		11/01/2025	2,033,813
9,450,000	5.000		11/01/2026	9,626,624
24,005,000	5.000		11/01/2028	24,466,772
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
16,380,000	5.000		05/01/2031	16,617,262
1,760,000	5.000		05/01/2042	1,686,100
1,760,000	5.000		05/01/2043	1,681,528
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
8,000,000	5.000		11/01/2024	8,132,173
Illinois State GO Bonds Series 2019 C (Baa2/BBB)
4,980,000	4.000		11/01/2042	4,088,419
Illinois State GO Bonds Series 2020 (Baa2/BBB)
1,525,000	5.500		05/01/2039	1,552,321
4,100,000	5.750		05/01/2045	4,189,331
Illinois State GO Refunding Bonds Series 2016 (AGM) (A2/AA)
1,185,000	4.000		02/01/2031	1,143,719
Illinois State GO Refunding Bonds Series 2018 B (Baa2/BBB)
2,340,000	5.000		10/01/2031	2,372,587
Illinois State Toll Highway Authority Toll Highway Senior RB 2019 Series C (AA-/Aa3)
9,395,000	5.000		01/01/2025	9,734,779
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (A1/AA)
410,000	5.000		12/01/2026	434,349
405,000	4.000		12/01/2028	414,671
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(g)
5,600,000	0.000		12/15/2032	3,384,997
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/BBB+)(g)
2,690,000	0.000		12/15/2031	1,724,935
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)
2,000,000	5.000		12/15/2028	2,038,769
300,000	5.000		12/15/2032	301,241
600,000	5.000		12/15/2033	600,690
500,000	5.000		12/15/2034	498,818
1,260,000	0.000	(c)	12/15/2037	705,314

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+) – (continued)
3,500,000	0.000	(c)	12/15/2042	1,854,243
3,850,000	0.000	(c)	12/15/2047	1,955,122
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (NR/BBB+)
3,760,000	5.000		06/15/2050	3,510,958
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (A-/Baa3)(g)
2,000,000	0.000		12/15/2034	1,069,053
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
5,355,000	4.000		06/15/2052	4,058,683
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (NR/AA)
4,430,000	5.000		07/01/2029	4,739,104
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/AA-)
2,240,000	5.000		01/01/2025	2,298,549
1,150,000	5.000		01/01/2028	1,208,409
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (AA-/NR)
1,275,000	5.000		01/01/2026	1,319,686
4,000,000	5.000		01/01/2027	4,177,490
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/AA-)
2,200,000	5.000		01/01/2028	2,311,740
South Sangamon Water Commission GO Refunding Bonds for Alternative Revenue Source Series 2020 (AGM) (Baa1/AA)
875,000	4.000		01/01/2032	870,103
450,000	4.000		01/01/2033	445,094
475,000	4.000		01/01/2034	466,782
420,000	4.000		01/01/2035	410,307
470,000	4.000		01/01/2037	454,086
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (NR/AA)(g)
6,055,000	0.000		12/01/2025	5,310,670
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (A2/AA)
4,000,000	3.500		03/01/2030	3,934,831
State of Illinois GO Bonds Series 2014 (Baa2/BBB)
570,000	5.000		02/01/2024	577,741
State of Illinois GO Bonds Series 2016 (Baa2/BBB)
2,820,000	4.000		06/01/2032	2,653,890
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
3,455,000	5.000		12/01/2027	3,532,473
875,000	4.250		12/01/2040	757,692
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
925,000	3.250		11/01/2026	882,630
State of Illinois GO Bonds Series 2021A (Baa1/BBB+)
4,195,000	4.000		03/01/2041	3,494,975
State of Illinois GO Bonds Series 2022A (Baa1/BBB+)
3,875,000	5.500		03/01/2047	3,891,732
State of Illinois GO Refunding Bonds Series 2016 (Baa2/BBB)
3,800,000	5.000		02/01/2028	3,872,424

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Refunding Bonds Series 2018 A (Baa2/BBB)
$500,000	5.000%	10/01/2028	$511,419
State of Illinois GO Unlimited Bonds Series 2017 A (Baa2/BBB)
1,500,000	4.000	12/01/2033	1,359,029
5,000,000	4.250	12/01/2037	4,442,997
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (Baa2/BBB)
5,100,000	5.000	10/01/2027	5,211,741
State of Illinois RB Refunding Series 2016 C (BAM-TCRS) (NR/AA)
5,580,000	4.000	06/15/2028	5,630,910
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(f)
375,000	4.000	01/01/2031	331,243
335,000	5.000	01/01/2045	280,782
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
450,000	5.000	01/01/2024	450,559
2,690,000	5.000	01/01/2030	2,621,116
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,500,000	4.250	01/01/2029	1,374,769
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000	5.000	12/30/2027	3,294,084
3,235,000	5.000	12/30/2028	3,529,700
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
210,000	4.125	10/01/2041	183,776
420,000	4.125	10/01/2046	354,229
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (Baa1/AA)
650,000	4.000	01/01/2034	620,759

			880,227,164

Indiana – 0.8%
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (NR/AA)
1,845,000	2.000	09/01/2038	1,309,266
City of Whiting Environmental Facilities RB Series 2015 (A-/NR) (PUTABLE)(a)(b)(d)
3,000,000	5.000	11/01/2022	3,002,236
City of Whiting Environmental Facilities Refunding RB Series 2019A (A-/NR) (PUTABLE)(a)(b)(d)
11,500,000	5.000	06/05/2026	11,801,322
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
540,000	5.000	09/15/2034	545,547
680,000	5.000	09/15/2039	678,826
445,000	4.000	09/15/2044	365,466
Indiana Finance Authority First Lien Wastewater Utility RB Series 2015A (AA/NR)
16,825,000	5.000	10/01/2045	17,064,785
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/A-)(a)(b)
2,300,000	2.100	11/01/2026	2,159,272

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
185,000	4.000	07/01/2030	171,769
300,000	5.000	07/01/2040	280,537
Indiana Finance Authority RB for WVB East End Partners LLC Series 2013 A (NR/BBB+)(b)
6,000,000	5.250	07/01/2023	6,076,371
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (Baa3/NR)
2,930,000	3.000	11/01/2030	2,583,275
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Ba1/NR)
2,110,000	3.000	11/01/2030	1,846,057
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Ba1/NR)
2,350,000	3.000	11/01/2030	2,073,360
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
300,000	1.670	11/15/2022	298,919
300,000	1.720	11/15/2023	288,241
350,000	1.990	11/15/2024	324,278
360,000	2.450	11/15/2025	324,829
465,000	2.520	11/15/2026	411,788
610,000	2.920	11/15/2027	532,252
850,000	3.210	11/15/2028	731,956
880,000	3.260	11/15/2029	747,708
670,000	3.300	11/15/2030	563,333
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (Aa3/AA-)(b)(e) (SIFMA Municipal Swap Index Yield + 0.55%)
3,690,000	3.000	11/01/2023	3,691,209
Indianapolis Local Public Improvement Bond Bank RB Refunding Series 2019 D (AMT) (A1/NR)
2,275,000	5.000	01/01/2029	2,376,675
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
1,225,000	4.000	09/01/2031	1,191,780

			61,441,057

Iowa – 0.4%
City of Coralville GO Annual Appopriation Refunding Bonds Series 2022C (NR/NR)
11,195,000	5.000	05/01/2042	10,010,786
City of Davenport GO Corporate Bonds Series 2019 IA (Aa3/AA)
1,060,000	4.000	06/01/2031	1,080,354
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)(a)(b)
5,800,000	4.000	12/01/2032	5,260,055
Iowa Finance Authority RB for Gevo NW Iowa RNG LLC Series 2021 (AMT) (Aa3/VMIG1/NR)(a)(b)
5,500,000	1.500	04/01/2024	5,322,106
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
1,700,000	4.000	05/15/2055	1,138,999
2,300,000	5.000	05/15/2055	1,935,041

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)
$925,000	5.375%	10/01/2052	$922,426
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1 (NR/BBB)
6,995,000	4.000	06/01/2049	6,186,831

			31,856,598

Kansas – 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
825,000	4.000	06/01/2036	683,432
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,300,000	4.000	05/15/2023	1,290,480
1,015,000	4.000	05/15/2024	995,257
1,060,000	5.000	05/15/2025	1,050,491
1,165,000	5.000	05/15/2027	1,136,390

			5,156,050

Kentucky – 1.5%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)(f)
1,925,000	4.450	01/01/2042	1,739,747
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)(f)
2,250,000	3.700	01/01/2032	2,090,781
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
4,525,000	2.125	10/01/2034	3,335,441
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
6,100,000	2.000	02/01/2032	4,766,401
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
180,000	4.000	03/01/2046	146,533
110,000	4.000	03/01/2049	88,167
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
1,200,000	4.000	06/01/2037	1,094,820
400,000	4.000	06/01/2045	344,649
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (A2/AA)
1,030,000	4.000	06/01/2037	939,721
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,000,000	5.000	08/01/2035	1,002,248
1,000,000	5.000	08/01/2036	1,000,870
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A1/A-)
8,145,000	5.000	11/01/2025	8,499,246
Kentucky State University COPS Series 2021 (BAM) (NR/AA)
400,000	4.000	11/01/2046	353,591

Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
$2,000,000	4.000%	10/01/2034	$1,876,852
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
17,250,000	2.000	10/01/2033	12,746,679
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (Aa3/AA)
10,000,000	4.000	05/15/2038	9,450,991
Public Energy Authority of Kentucky Gas Supply RB 2018 Series A (NR/NR)(a)(b)
5,500,000	4.000	04/01/2024	5,488,205
Public Energy Authority of Kentucky Gas Supply RB Series 2019 A-1 (NR/NR)(a)(b)
22,955,000	4.000	06/01/2025	22,863,460
Public Energy Authority of Kentucky Gas Supply RB Series 2020A (NR/NR)(a)(b)
25,000,000	4.000	06/01/2026	24,767,132
Public Energy Authority of Kentucky Gas Supply RB Series 2022 A-1 (NR/NR)(a)(b)
16,775,000	4.000	08/01/2030	15,955,867
University of Kentucky General Receipts Refunding Bonds Series 2015 A (ST INTERCEPT) (Aa2/AA+)
3,260,000	4.000	04/01/2026	3,305,387

			121,856,788

Louisiana – 1.7%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
815,000	4.000	12/01/2022	814,948
1,135,000	4.000	12/01/2023	1,132,296
1,150,000	4.000	12/01/2024	1,133,589
1,385,000	5.000	12/01/2025	1,404,425
1,455,000	5.000	12/01/2026	1,479,281
1,530,000	5.000	12/01/2027	1,558,673
1,605,000	5.000	12/01/2028	1,639,246
1,000,000	5.000	12/01/2029	1,023,204
City of New Orleans Sewerage Service RB Series 2020 B (AGM) (NR/AA)
275,000	4.000	06/01/2035	270,814
310,000	4.000	06/01/2036	300,277
285,000	4.000	06/01/2037	269,391
310,000	4.000	06/01/2038	288,052
355,000	4.000	06/01/2039	325,048
310,000	4.000	06/01/2040	281,628
City of New Orleans Sewerage Service RB Series 2020 B (NR/A)
1,325,000	5.000	06/01/2045	1,369,029
Lake Charles Harbor & Terminal District RB Series 2021 (AMT) (NR/NR) (PUTABLE)(a)(b)(d)
17,000,000	1.000	12/01/2024	15,876,932
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(f)
630,000	3.625	06/01/2024	619,875
2,540,000	3.750	06/01/2030	2,324,710
5,070,000	4.375	06/01/2048	4,199,457

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
$485,000	2.375%	06/01/2026	$440,473
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(f)
7,800,000	5.000	04/01/2035	7,553,439
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Ragin Cajun Facilities, Inc. Series 2017 (AGM) (NR/AA)
1,230,000	5.000	10/01/2026	1,291,576
2,750,000	5.000	10/01/2027	2,917,393
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (Baa2/BBB)
14,185,000	3.500	11/01/2032	12,970,046
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (WR/A+)(b)
6,250,000	4.375	02/01/2024	6,347,192
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
900,000	2.750	10/01/2023	892,498
670,000	5.000	10/01/2023	680,867
Louisiana Public Facilities Authority RB for Geo Academies Mid-City Project Series 2022 (NR/NR)(f)
420,000	5.625	06/01/2037	402,385
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)(f)
400,000	6.000	06/01/2037	374,780
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(f)
300,000	6.125	06/01/2037	283,219
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000	3.000	06/01/2050	2,405,758
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (NR/A+)
1,295,000	4.000	06/01/2050	1,083,898
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000	4.000	07/01/2044	761,362
900,000	4.000	07/01/2049	737,217
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
545,000	5.000	10/01/2032	559,100
690,000	5.000	10/01/2034	699,675
885,000	5.000	10/01/2035	893,662
1,435,000	4.000	10/01/2036	1,273,520
885,000	4.000	10/01/2037	777,865
1,530,000	4.000	10/01/2039	1,319,054
550,000	4.000	10/01/2041	465,358

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
3,695,000	4.000	05/15/2042	3,229,636
600,000	5.000	05/15/2046	589,833
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(f)
580,000	4.000	06/01/2031	522,901
1,235,000	4.000	06/01/2041	981,136
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(f)
490,000	4.000	06/01/2031	441,761
785,000	4.000	06/01/2041	623,637
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
2,400,000	5.000	05/15/2042	2,376,395
New Orleans Aviation Board GARB Series 2015 B (AMT) (A2/A-)
3,750,000	5.000	01/01/2034	3,773,875
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
1,000,000	5.000	01/01/2048	977,549
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)(a)(b)(d)
11,300,000	2.000	04/01/2023	11,216,956
Parish of St. John the Baptist Revenue Refunding Bonds for Marathon Oil Project Series 2017 (NON-AMT) (NR/BBB-) (PUTABLE)(a)(b)(d)
21,235,000	2.200	07/01/2026	19,683,467
Parish of St. John The Baptist Revenue Refunding Bonds Series 2017 (NON-AMT) Sub-Series 2017A-2 (BBB-/BBB-) (PUTABLE)(a)(b)(d)
15,505,000	2.100	07/01/2024	15,110,286
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A2/A)(b)
500,000	5.000	04/01/2023	503,530

			141,472,174

Maine – 0.3%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/BBB+)
505,000	3.000	01/01/2025	493,596
800,000	3.000	01/01/2026	770,767
800,000	3.000	01/01/2027	760,231
300,000	5.000	01/01/2028	315,964
225,000	5.000	01/01/2029	238,224
270,000	5.000	01/01/2030	286,832
370,000	5.000	01/01/2031	390,531
810,000	5.000	01/01/2032	851,464
890,000	5.000	01/01/2033	932,249
620,000	5.000	01/01/2034	646,955
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (A2/AA)
400,000	5.000	12/01/2022	401,109
500,000	5.000	12/01/2023	508,196
500,000	5.000	12/01/2024	513,143
450,000	5.000	12/01/2025	464,736
1,530,000	5.000	12/01/2026	1,584,835
1,500,000	5.000	12/01/2027	1,560,943
1,000,000	5.000	12/01/2028	1,038,241

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maine – (continued)
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
$4,655,000	4.000%	07/01/2045	$4,002,132
2,355,000	4.000	07/01/2050	1,977,403
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (A1/AA)
500,000	2.500	07/01/2029	464,665
1,000,000	4.000	07/01/2035	941,627
Maine State Housing Authority RB Refunding Series 1 (Aa3/A+)
3,445,000	5.000	06/15/2036	3,695,581
3,345,000	5.000	06/15/2037	3,573,190
Maine Turnpike Authority RB Refunding Series 2015 (Aa3/AA-)
1,575,000	5.000	07/01/2026	1,647,965

			28,060,579

Maryland – 1.2%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	412,623
650,000	4.500	09/01/2033	619,545
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (Aa1/AA+)
1,725,000	4.000	08/01/2027	1,781,308
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(f)
150,000	2.700	06/01/2023	147,531
100,000	2.750	06/01/2024	96,150
140,000	3.000	06/01/2024	134,888
125,000	2.800	06/01/2025	117,653
135,000	2.850	06/01/2026	124,651
175,000	2.950	06/01/2027	158,739
190,000	3.050	06/01/2028	168,178
200,000	3.150	06/01/2029	174,828
300,000	3.375	06/01/2029	264,342
200,000	3.200	06/01/2030	171,912
200,000	3.250	06/01/2031	169,300
250,000	3.300	06/01/2032	208,087
270,000	3.350	06/01/2033	221,034
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
475,000	3.000	07/01/2024	461,698
945,000	4.000	07/01/2029	905,518
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
440,000	4.000	01/01/2038	391,412
525,000	4.000	01/01/2039	463,569
1,125,000	4.000	01/01/2040	984,455
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
615,000	4.000	01/01/2032	606,897
530,000	4.000	01/01/2033	517,727
600,000	4.000	01/01/2034	582,282
1,065,000	4.000	01/01/2035	1,012,544
1,170,000	4.000	01/01/2036	1,117,675

Municipal Bonds – (continued)
Maryland – (continued)
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR) – (continued)
1,310,000	4.000	01/01/2037	1,237,600
1,240,000	4.000	01/01/2038	1,164,686
2,430,000	4.000	01/01/2039	2,268,303
1,530,000	4.000	01/01/2040	1,418,507
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (AGC) (NR/AA)
465,000	5.700	07/01/2029	465,884
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750	07/01/2039	1,128,889
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
270,000	4.000	07/01/2040	233,868
Hagerstown Stadium Authority Multi-Use Sports and Events Facility Lease RB Series 2022A (Aa2/NR)
1,990,000	5.000	06/01/2040	2,122,209
2,085,000	5.000	06/01/2041	2,218,807
2,190,000	5.000	06/01/2042	2,326,135
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa3/NR)
1,000,000	5.000	06/01/2044	1,007,275
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
5,580,000	3.997	04/01/2034	4,468,119
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (Baa3/NR)
10,850,000	5.500	01/01/2046	10,937,001
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
800,000	3.250	07/01/2039	597,071
350,000	4.000	07/01/2040	305,489
750,000	4.000	07/01/2045	627,062
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
305,000	4.000	10/01/2026	303,764
425,000	4.000	10/01/2027	422,060
440,000	4.000	10/01/2028	435,718
355,000	4.000	10/01/2029	349,973
475,000	4.000	10/01/2030	464,263
795,000	3.000	10/01/2034	655,035
475,000	4.000	10/01/2040	425,999
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(f)
650,000	5.500	05/01/2042	601,560
Maryland Health and Higher Educational Facilities Authority RB University of Maryland Medical System Issue Series 2020B-1 (A/A2)(a)(b)
3,325,000	5.000	07/01/2025	3,424,907

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)(g)
$10,300,000	0.000%	05/01/2051	$2,426,021
10,300,000	0.000	05/01/2052	2,286,972
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
390,000	4.500	06/01/2033	371,844
675,000	4.875	06/01/2042	629,640
Montgomery Count GO Consolidated Public Improvement Project and Refunding Bonds of 2021 Series A (Aaa/AAA)
6,655,000	5.000	08/01/2030	7,444,401
Prince George’s County GO Bonds Consolidated Public Improvement Bonds Series 2014A (AAA/Aaa)
4,010,000	4.000	09/01/2032	4,056,958
1,545,000	4.000	09/01/2033	1,561,249
State of Maryland Department of Transportation RB Series 2015 (Aa1/AAA)
15,780,000	4.000	02/01/2030	15,828,326
State of Maryland GO Bonds State and Local Facilities Loan of 2022 1st Series A Tax Exempt Bonds (AAA/Aaa)
10,000,000	5.000	06/01/2034	11,187,327

			97,417,468

Massachusetts – 0.5%
Commonwealth of Massachusetts Special Obligation RB for Unemployment Insurance Trust Fund 2022 Series A (Aa1/NR)
2,500,000	3.670	01/15/2026	2,424,704
1,500,000	3.680	07/15/2026	1,448,958
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (Aaa/AAA)
5,000,000	5.000	07/15/2036	5,479,498
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)(f)
885,000	4.000	11/15/2023	883,085
1,200,000	5.000	11/15/2028	1,250,802
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000	4.000	12/01/2042	192,535
245,000	5.000	12/01/2042	241,637
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(f)
125,000	5.000	07/15/2024	126,542
125,000	5.000	07/15/2025	127,033
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
350,000	5.000	10/01/2026	365,669
495,000	5.000	10/01/2027	521,436
500,000	5.000	10/01/2028	530,634
425,000	5.000	10/01/2029	454,546
325,000	5.000	10/01/2030	349,167
450,000	5.000	10/01/2031	474,893
400,000	5.000	10/01/2032	417,812
500,000	5.000	10/01/2033	518,323
450,000	5.000	10/01/2034	463,255

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
825,000	5.000	07/01/2038	816,380
1,850,000	5.000	07/01/2039	1,824,076
Massachusetts School Building Authority RB Series 2018 B (Aa3/AA)
10,735,000	4.000	02/15/2039	10,100,788
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(e) (3M USD LIBOR + 0.57%)
1,970,000	2.434	05/01/2037	1,855,279
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(e) (3M USD LIBOR + 0.57%)
1,735,000	2.434	05/01/2037	1,633,963
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (Aa1/AA)
4,030,000	4.000	05/01/2039	3,880,691
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Refunding Series 2019 A (Aa2/AA)(a)(b)
5,525,000	5.000	01/01/2023	5,542,848

			41,924,554

Michigan – 2.4%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(a)
50,843,183	4.000	04/01/2044	36,638,315
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
245,000	5.000	04/01/2023	246,182
265,000	5.000	04/01/2024	268,379
275,000	5.000	04/01/2025	280,186
290,000	5.000	04/01/2026	296,683
615,000	5.000	04/01/2027	630,697
645,000	5.000	04/01/2028	662,745
455,000	5.000	04/01/2029	467,666
710,000	5.000	04/01/2030	730,914
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
1,365,000	5.000	04/01/2030	1,405,207
1,100,000	5.000	04/01/2032	1,110,101
1,540,000	5.000	04/01/2034	1,533,598
2,280,000	5.000	04/01/2036	2,245,749
1,900,000	5.000	04/01/2038	1,852,688
1,750,000	5.000	04/01/2039	1,699,296
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
365,000	2.017	04/01/2023	359,521
400,000	2.189	04/01/2024	381,571
500,000	2.511	04/01/2025	462,616
675,000	2.711	04/01/2026	607,917
City of Grand Rapids RB Refunding for Sanitary Sewerage System Series 2020 (Aa2/AA)
1,000,000	5.000	01/01/2045	1,048,066
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
1,075,000	5.000	07/01/2026	1,101,815
1,130,000	5.000	07/01/2027	1,157,994
1,000,000	5.000	07/01/2028	1,022,901
1,000,000	5.000	07/01/2029	1,022,731

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA) – (continued)
$3,435,000	5.000%	07/01/2033	$3,496,208
3,330,000	5.000	07/01/2036	3,365,269
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(a)
2,556,114	4.000	04/01/2044	1,841,972
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2016 C (A2/A+)
3,000,000	5.000	07/01/2035	3,105,519
Great Lakes Water Authority Water Supply System Refunding Senior Lien RB Series 2016C (A1/AA-)
8,300,000	5.250	07/01/2033	8,770,860
17,775,000	5.250	07/01/2034	18,720,744
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
475,000	4.000	11/15/2031	426,335
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
645,000	4.000	02/01/2042	510,496
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
1,850,000	5.000	11/15/2048	1,839,346
3,700,000	4.000	11/15/2050	3,152,494
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
1,300,000	4.000	02/15/2047	1,106,254
19,450,000	4.000	02/15/2050	16,346,107
Michigan Finance Authority Hospital Revenue Refunding Bonds for Henry Ford Health System Series 2016 (A2/A)
1,500,000	5.000	11/15/2032	1,518,098
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (NR/BB+)
1,000,000	3.875	10/01/2023	993,968
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (A1/AA-)
1,000,000	5.000	07/01/2034	1,016,975
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL) (A2/A+)
650,000	5.000	07/01/2036	659,501
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (A1/AA)
325,000	5.000	07/01/2032	331,451
250,000	5.000	07/01/2033	254,708
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A2/A+)
1,945,000	5.000	07/01/2033	1,990,895

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (A1/AA)
400,000	5.000	07/01/2035	406,857
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A1/AA-)
1,000,000	5.000	07/01/2029	1,034,093
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB)
1,120,000	3.500	09/01/2030	961,616
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
450,000	4.000	09/01/2045	372,331
475,000	4.000	09/01/2050	382,924
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (BBB+/NR)
6,600,000	5.000	06/01/2040	6,638,588
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
1,570,000	5.000	06/01/2049	1,475,363
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(g)
101,825,000	0.000	06/01/2065	7,781,212
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A2/AA)
15,000,000	4.250	12/31/2038	13,243,158
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 1995 (Aa3/A)
7,500,000	1.450	09/01/2030	5,938,900
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 2008 (Aa3/A)
7,175,000	1.350	08/01/2029	5,767,770
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)(g)
23,075,000	0.000	06/01/2058	954,354
Universal Academy RB Refunding Series 2021 (NR/BBB-)
425,000	2.000	12/01/2026	392,878
450,000	4.000	12/01/2031	420,377
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (NR/AA)
2,485,000	4.000	11/01/2026	2,540,100
2,585,000	4.000	11/01/2027	2,651,474
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (NR/AA)
3,705,000	5.000	05/01/2027	3,908,785
Warren Consolidated Schools GO Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,190,456
1,215,000	5.000	05/01/2026	1,280,152
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (NR/AA)
580,000	2.019	05/01/2025	539,712

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A1/A-)
$400,000	5.000%	12/01/2033	$405,610
1,065,000	5.000	12/01/2034	1,077,437
650,000	5.000	12/01/2035	656,780
800,000	5.000	12/01/2036	807,439
880,000	5.000	12/01/2037	887,089
Wayne County Airport Authority RB Series 2021A (NON-AMT) (NR/A)
2,200,000	5.000	12/01/2037	2,295,066
2,015,000	5.000	12/01/2041	2,082,986

			192,774,245

Minnesota – 0.4%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
1,315,000	4.000	07/01/2031	1,179,461
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000	2.000	12/01/2029	2,083,583
2,940,000	2.000	12/01/2030	2,526,988
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
3,300,000	5.000	05/01/2048	3,281,238
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BBB-)
440,000	3.000	12/01/2030	380,825
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
2,160,000	4.250	02/15/2048	1,893,972
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)
325,000	5.000	06/15/2027	329,170
460,000	5.000	06/15/2028	466,745
400,000	5.000	06/15/2029	405,358
425,000	5.000	06/15/2030	430,316
450,000	5.000	06/15/2031	454,141
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
370,000	3.000	07/01/2024	361,391
400,000	3.000	07/01/2025	385,168
360,000	3.000	07/01/2026	341,579
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (Ba2/NR)
630,000	3.000	03/01/2023	626,532
650,000	3.250	03/01/2024	639,796
Duluth Independent School District No. 709 COPS Refunding Series 2019 B (SD CRED PROG) (Aa2/NR)
380,000	5.000	02/01/2023	382,157
400,000	5.000	02/01/2024	408,496
375,000	5.000	02/01/2025	388,356
1,105,000	5.000	02/01/2027	1,170,681
350,000	5.000	02/01/2028	374,089
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
500,000	5.000	05/01/2047	453,380

Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
165,000	4.000	12/01/2026	163,353
165,000	4.000	12/01/2027	162,525
205,000	4.000	12/01/2028	200,749
125,000	4.000	12/01/2029	121,543
250,000	4.000	12/01/2030	240,547
170,000	4.000	12/01/2031	161,851
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (NR/NR)
5,650,000	4.000	12/01/2026	5,599,958
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (Aa1/AAA)
1,680,000	3.000	10/01/2029	1,597,304
State of Minnesota GO State Various Purpose Bonds Series 2015A (AAA/Aa1)
5,500,000	5.000	08/01/2035	5,692,739

			32,903,991

Mississippi – 0.3%
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (NON-AMT) (Baa2/BBB) (PUTABLE)(a)(b)(d)
9,125,000	2.650	04/01/2027	8,508,826
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron Project Series 2007E Bonds (NR/AA-)(a)
730,000	2.400	12/01/2030	730,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron Project Series 2009G Bonds (NR/AA-)(a)
300,000	2.400	12/01/2030	300,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron Project Series 2010K Bonds (NR/AA-)(a)
460,000	2.400	11/01/2035	460,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron Project Series 2011B Bonds (NR/AA-)(a)
300,000	2.400	11/01/2035	300,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development RB for Chevron Project Series 2011C Bonds (NR/AA-)(a)
235,000	2.400	11/01/2035	235,000
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(f)
400,000	5.000	10/01/2022	400,000
415,000	5.000	10/01/2023	417,455
440,000	5.000	10/01/2024	444,679
660,000	5.000	10/01/2025	668,520
750,000	5.000	10/01/2026	762,162
800,000	5.000	10/01/2027	815,382
850,000	5.000	10/01/2028	868,729
875,000	5.000	10/01/2029	896,453
1,225,000	5.000	10/01/2030	1,254,355
Mississippi State GO Bonds Series 2015 F (Aa2/AA)(b)
1,000,000	4.000	11/01/2025	1,023,085

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2018 (BBB/NR) (PUTABLE)(a)(b)(d)
$2,700,000	2.900%	09/01/2023	$2,675,715

			20,760,361

Missouri – 1.1%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
350,000	4.000	11/01/2022	349,722
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
1,200,000	4.000	03/01/2041	963,483
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000	2.500	10/01/2041	550,099
1,060,000	2.625	10/01/2046	619,867
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(f)
900,000	4.500	12/01/2029	866,330
Industrial Development Authority of The City of St Louis Missouri (The)
1,650,000	5.000	05/15/2041	1,571,152
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A2/A-)
4,200,000	5.000	03/01/2030	4,373,127
4,410,000	5.000	03/01/2031	4,571,830
4,630,000	5.000	03/01/2032	4,741,410
4,865,000	5.000	03/01/2033	4,941,543
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A2/A-)
2,000,000	5.000	03/01/2033	2,101,398
3,200,000	5.000	03/01/2034	3,350,942
Metropolitan St Louis Sewer District RB Refunding Series 2021 A (NR/AAA)
1,760,000	5.000	05/01/2032	1,941,545
Metropolitan St. Louis Sewer District RB Refunding Series 2017 A (Aa1/AAA)
8,880,000	5.000	05/01/2047	9,211,088
Metropolitan St. Louis Sewer District Wastewater System Improvement and Refunding RB Series 2017A (Aa1/AAA)
11,000,000	5.000	05/01/2042	11,469,724
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
830,000	5.000	09/01/2038	844,969
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
370,000	4.000	08/01/2036	321,282
475,000	4.000	08/01/2041	387,239
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
320,000	5.000	09/01/2025	323,590
860,000	5.000	09/01/2027	874,409
1,355,000	5.000	09/01/2028	1,380,992
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
420,000	4.000	02/15/2037	384,416

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR) – (continued)
675,000	4.000	02/15/2038	612,658
500,000	4.000	02/15/2039	450,478
1,850,000	4.000	02/15/2044	1,602,667
Missouri Southern State University Auxiliary Enterprise System RB Refunding Series 2021 (NR/NR)
875,000	3.000	10/01/2026	802,849
875,000	4.000	10/01/2031	781,145
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (NR/AA)
275,000	5.000	10/01/2030	294,264
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
210,000	5.000	10/01/2026	219,956
210,000	5.000	10/01/2029	225,531
150,000	5.000	10/01/2032	159,308
240,000	4.000	10/01/2034	229,507
125,000	4.000	10/01/2035	118,840
150,000	4.000	10/01/2036	141,846
170,000	4.000	10/01/2037	159,462
145,000	4.000	10/01/2038	134,256
110,000	4.000	10/01/2039	100,453
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
350,000	3.000	05/01/2024	340,235
250,000	3.000	05/01/2026	233,965
Springfield Public Utility RB Refunding Series 2015 (NR/AA+)
15,750,000	3.250	08/01/2027	15,608,856
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (NR/A)
1,100,000	5.000	04/01/2048	1,137,976
St Louis Municipal Finance Corp. RB for City of St Louis Series 2020 (AGM) (A2/AA)
1,000,000	5.000	10/01/2040	1,042,993
St. Louis Municipal Finance Corp. Leasehold RB for Convention Center Expansion and Improvement Projects Series 2020 (AGM) (NR/AA)
5,000,000	5.000	10/01/2049	5,046,466
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR) (PUTABLE)(a)(b)(d)
4,000,000	3.500	07/01/2025	3,906,859

			89,490,727

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000	5.000	07/01/2029	614,651

Nebraska – 0.1%
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR)
415,000	4.000	01/01/2033	398,385
1,000,000	4.000	01/01/2034	950,628
1,000,000	4.000	01/01/2035	942,375
1,250,000	4.000	01/01/2036	1,170,517

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nebraska – (continued)
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR) – (continued)
$1,185,000	4.000%	01/01/2037	$1,099,172
1,500,000	4.000	01/01/2038	1,371,182
2,000,000	4.000	01/01/2039	1,815,152

			7,747,411

Nevada – 1.0%
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
200,000	3.500	06/01/2025	192,095
185,000	3.500	06/01/2026	175,013
200,000	3.500	06/01/2027	185,803
150,000	3.500	06/01/2028	136,824
170,000	3.500	06/01/2029	152,054
170,000	3.250	06/01/2030	146,413
310,000	3.250	06/01/2031	263,177
410,000	3.500	06/01/2032	351,587
465,000	3.500	06/01/2033	393,930
985,000	3.500	06/01/2034	823,164
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
415,000	2.750	06/01/2033	323,289
730,000	2.750	06/01/2036	535,473
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
240,000	4.250	06/01/2034	222,463
285,000	4.500	06/01/2039	261,282
235,000	4.625	06/01/2043	212,552
375,000	4.625	06/01/2049	329,278
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Ba2/NR)(f)
325,000	2.500	06/15/2024	312,590
1,505,000	2.750	06/15/2028	1,319,014
Clark County Jet Aviation Fuel Tax Refunding RB Series 2013A (AMT) (A+/A1)
2,250,000	5.000	07/01/2026	2,254,688
Clark County LT GO Stadium Improvement Bonds Series 2018A (AA+/NR)
15,000,000	5.000	05/01/2048	15,476,305
Clark County School District Building GO Bonds Series 2018 A (A1/A+)
7,335,000	5.000	06/15/2033	7,796,776
Clark County School District Building GO Bonds Series 2019 B (AGM) (A1/AA)
8,540,000	5.000	06/15/2030	9,286,464
Clark County School District GO Bonds Series 2018 A (A1/A+)
5,000,000	5.000	06/15/2030	5,364,712
11,180,000	5.000	06/15/2031	11,962,557
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
880,000	5.000	06/15/2028	951,273
880,000	5.000	06/15/2029	959,097
770,000	5.000	06/15/2030	844,987

Municipal Bonds – (continued)
Nevada – (continued)
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA) – (continued)
705,000	5.000	06/15/2031	768,926
795,000	5.000	06/15/2032	863,729
725,000	5.000	06/15/2033	782,001
835,000	5.000	06/15/2034	894,388
880,000	5.000	06/15/2035	937,395
835,000	4.000	06/15/2036	827,647
900,000	4.000	06/15/2037	874,271
855,000	4.000	06/15/2038	807,303
950,000	4.000	06/15/2039	880,438
700,000	4.000	06/15/2040	637,992
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,266,556
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (Aa3/A)
1,250,000	5.000	07/01/2026	1,319,799
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
715,000	5.000	07/01/2026	754,925
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
605,000	5.000	07/01/2035	627,639
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
2,685,000	5.000	07/01/2043	2,743,598
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/A)
1,050,000	5.000	07/01/2027	1,122,406
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (Aa1/AA+)
5,000,000	5.000	11/01/2026	5,216,083
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000	5.000	07/01/2040	1,632,780

			84,190,736

New Hampshire – 0.8%
National Finance Authority Hospital RB Series 2021B (AGM) (AA/NR)
3,500,000	3.000	08/15/2046	2,461,282
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (AMT) (NR/A-)
8,235,000	4.000	12/01/2028	8,099,106
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
5,450,000	4.000	01/01/2041	4,510,202
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (Baa1/A-) (PUTABLE)(a)(b)(d)
2,695,000	2.800	10/02/2023	2,671,692

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
$8,965,000	5.000%	08/01/2032	$9,215,061
3,880,000	5.000	08/01/2033	3,976,412
4,075,000	5.000	08/01/2034	4,165,089
4,290,000	5.000	08/01/2035	4,378,171
4,505,000	5.000	08/01/2036	4,592,464
4,735,000	5.000	08/01/2037	4,752,159
4,980,000	5.000	08/01/2038	4,980,436
5,235,000	5.000	08/01/2039	5,235,849
5,000,000	5.000	08/01/2040	4,989,658

			64,027,581

New Jersey – 4.1%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
300,000	5.000	03/01/2024	306,259
250,000	5.000	03/01/2026	261,853
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (A2/AA)
3,925,000	4.000	07/01/2047	3,320,237
Borough of Stone Harbor GO Bonds Series 2018 (NR/AA+)
1,345,000	4.000	11/01/2026	1,374,575
City of Hoboken GO Bonds for Open Space Bonds and General Improvement Bonds and Parking Utility Bonds Series 2022 (NR/AA+)
1,455,000	3.000	02/15/2049	1,033,225
1,455,000	3.000	02/15/2050	1,024,230
Essex County Improvement Authority RB for Friends of TEAM Academy Charter School Obligated Group Series 2021 (NR/BBB)
470,000	4.000	06/15/2038	404,655
Essex County Improvement Authority RB for New Jersey Institute of Technology Series 2021 A (BAM) (A1/AA)
325,000	4.000	08/01/2046	287,121
Hawthorne School District GO Bonds Series 2019 (BAM SCH BD RES FD) (NR/AA)
1,100,000	3.000	09/01/2034	939,341
1,350,000	3.000	09/01/2035	1,126,779
1,350,000	3.000	09/01/2036	1,101,260
1,350,000	3.000	09/01/2037	1,079,159
1,350,000	3.000	09/01/2038	1,059,352
1,100,000	3.000	09/01/2039	848,329
New Jersey Economic Development Authority RB Series 2005 (AMBAC) (BBB/Baa1)
2,680,000	5.500	09/01/2024	2,761,842
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (NR/B)
500,000	5.000	07/01/2032	470,503
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (Baa1/BBB)
4,000,000	5.500	06/15/2033	4,127,847
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (Baa1/BBB)
5,805,000	5.000	06/15/2028	6,052,057
10,295,000	5.000	06/15/2029	10,749,469

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Refunding for Provident Group – Montclair Properties L.L.C. – Montclair University Student Housing Project Series 2017 (AGM) (A2/AA)
1,300,000	5.000	06/01/2042	1,282,410
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (Baa1/BBB)
9,340,000	5.000	06/15/2029	9,752,311
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (NR/A)
785,000	3.000	06/01/2032	685,475
1,545,000	5.000	06/01/2032	1,586,130
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (BBB+/A3)(b)
5,900,000	5.500	12/15/2026	6,403,760
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
8,325,000	5.000	10/01/2047	8,037,093
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (Baa1/BBB)
5,380,000	5.000	06/15/2037	5,403,955
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds Series 2013 (BBB/NR)
10,325,000	5.375	01/01/2043	10,334,840
New Jersey Educational Facilities Authority RB Series 2020 (BBB+/NR)
2,200,000	5.000	07/01/2037	2,206,790
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Ba2/BB+)
1,600,000	4.000	07/01/2042	1,178,660
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
1,090,000	5.000	07/01/2034	1,100,221
1,130,000	5.000	07/01/2035	1,138,049
1,095,000	5.000	07/01/2036	1,101,085
1,980,000	5.000	07/01/2038	1,982,795
1,610,000	5.000	07/01/2045	1,573,166
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (Aaa/AAA)
2,675,000	5.000	07/01/2033	2,865,232
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A2/A)
1,250,000	3.000	07/01/2040	896,457
New Jersey Health Care Facilities Financing Authority Revenue Refunding Bonds for RWJ Barnabas Health Obligated Group Issue Series 2019B-2 (AA-/Aa3)(a)(b)
5,700,000	5.000	07/01/2025	5,880,802
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (AA-/NR)
1,320,000	0.650	05/01/2024	1,260,839
2,555,000	0.750	11/01/2024	2,409,795
1,910,000	0.900	11/01/2025	1,756,678
New Jersey State Turnpike Authority RB Series 2014 A (A2/A+)
8,095,000	5.000	01/01/2027	8,313,965

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey State Turnpike Authority RB Series 2015 E (A2/A+)
$8,945,000	5.000%	01/01/2032	$9,197,770
7,385,000	5.000	01/01/2045	7,501,500
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
8,320,000	5.000	12/15/2033	8,460,502
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(g)
24,175,000	0.000	12/15/2035	12,406,842
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(g)
10,025,000	0.000	12/15/2026	8,380,803
3,530,000	0.000	12/15/2029	2,545,191
1,325,000	0.000	12/15/2031	855,000
5,000,000	0.000	12/15/2036	2,381,121
1,495,000	0.000	12/15/2037	668,146
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
755,000	5.000	06/15/2046	747,278
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(g)
7,530,000	0.000	12/15/2027	6,049,483
18,565,000	0.000	12/15/2031	12,142,214
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (Baa1/BBB)
1,705,000	5.250	12/15/2022	1,711,543
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (Baa1/BBB)(g)
25,925,000	0.000	12/15/2036	12,346,115
42,640,000	0.000	12/15/2037	19,056,686
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)(g)
10,000,000	0.000	12/15/2038	4,181,249
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
1,390,000	4.000	12/15/2039	1,212,330
1,620,000	5.000	12/15/2039	1,611,568
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (Baa1/A+)
2,330,000	5.000	06/15/2030	2,403,338
1,825,000	5.000	06/15/2031	1,873,906
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
2,905,000	4.000	12/15/2031	2,783,468
2,000,000	5.000	12/15/2032	2,047,105
7,775,000	5.000	12/15/2034	7,860,328
2,770,000	5.000	12/15/2035	2,797,861
3,455,000	5.000	12/15/2036	3,481,418
2,410,000	4.250	12/15/2038	2,208,001
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
120,000	3.000	06/15/2050	79,403

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (BBB+/A3)
$4,600,000	4.000%	06/15/2045	$3,887,109
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (Baa1/BBB)
7,000,000	5.000	06/15/2029	7,293,490
6,155,000	5.000	06/15/2030	6,392,743
3,000,000	5.000	06/15/2032	3,075,525
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (Baa1/BBB)
3,060,000	5.000	06/15/2034	3,095,567
10,000,000	5.000	06/15/2037	10,052,001
3,000,000	5.250	06/15/2043	3,032,589
10,000,000	4.500	06/15/2049	9,172,865
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
2,000,000	4.000	06/15/2044	1,698,815
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (Baa1/BBB)(g)
8,320,000	0.000	12/15/2032	5,064,289
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2018 Series A (BBB+/A3)
1,000,000	5.000	12/15/2028	1,042,777
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (A2/AA)
3,200,000	5.500	12/15/2022	3,215,113
New Jersey Turnpike Authority Turnpike RB Series 2021 A (A1/AA-)
3,500,000	4.000	01/01/2042	3,232,243
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (Baa1/BB+)
1,670,000	4.000	01/01/2023	1,673,416
730,000	4.000	01/01/2024	731,233
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (Baa1/NR)
1,000,000	5.000	01/01/2037	992,850
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
1,585,000	5.000	01/01/2048	1,489,844
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (A2/AA)
1,000,000	5.000	11/01/2029	1,065,479
1,500,000	5.000	11/01/2030	1,588,409
1,000,000	5.000	11/01/2031	1,051,417
1,000,000	5.000	11/01/2032	1,045,374
725,000	5.000	11/01/2033	753,201
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
2,000,000	5.000	06/01/2046	1,841,095
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB+)
5,000	3.200	06/01/2027	4,968
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(f)
6,455,000	6.750	12/01/2041	5,305,707

			330,266,889

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – 0.1%
City of Farmington Pollution Control Refunding RB 2005 Series A (NON-AMT) (A-/BBB+)
$8,400,000	1.800%	04/01/2029	$7,084,133
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
175,000	5.000	09/01/2027	184,608
200,000	5.000	09/01/2029	214,643
450,000	5.000	09/01/2030	485,510
300,000	5.000	09/01/2031	322,204
350,000	5.000	09/01/2032	374,497
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Recepits Tax Increment Bonds Series 2022 (NR/NR)(f)
637,000	3.750	05/01/2028	579,782
1,035,000	4.000	05/01/2033	887,011

			10,132,388

New York – 7.1%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
3,330,000	1.625	11/01/2025	3,058,773
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
100,000	4.000	06/15/2026	97,657
100,000	4.000	06/15/2027	96,908
100,000	4.000	06/15/2028	96,230
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/BB+)
625,000	5.000	06/15/2042	581,251
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
585,000	5.000	07/01/2042	558,164
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(f)
1,425,000	5.000	12/01/2041	1,306,405
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
300,000	4.000	06/15/2031	274,459
425,000	4.000	06/15/2041	341,695
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(f)
2,465,000	4.000	06/15/2027	2,229,826
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(f)
260,000	6.500	07/01/2032	263,050
2,500,000	6.500	07/01/2042	2,429,389
850,000	6.500	07/01/2052	809,730
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(f)
900,000	9.750	07/01/2032	862,355
City of New Rochelle RB for Iona College Project Series 2015 A (Baa2/BBB)
325,000	5.000	07/01/2025	332,584
335,000	5.000	07/01/2026	342,316
425,000	5.000	07/01/2027	433,897

Municipal Bonds – (continued)
New York – (continued)
City of New York GO Bonds Fiscal 2018 Series F (Aa2/AA)
9,725,000	5.000	04/01/2045	9,944,207
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (AA/Aa2)
2,500,000	5.500	05/01/2046	2,718,177
3,900,000	4.500	05/01/2049	3,668,107
Dormitory Authority of the State of New York Personal Income Tax RB Series 2017A (NR/AA+)
9,115,000	5.000	02/15/2031	9,593,899
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(f)
900,000	5.000	07/01/2040	837,774
Empire State Urban Development Corp. State Personal Income Tax RB Series 2020E (AA+/NR)
12,500,000	4.000	03/15/2039	11,538,946
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(g)(f)
29,200,000	0.000	06/01/2060	1,390,489
Essex County IDA Environmental Improvement Revenue Refunding Bonds Series 2019A (AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
500,000	2.100	10/01/2024	483,191
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (Aaa/NR)(e)(f) (1M USD LIBOR + 0.50%)
6,899,274	3.580	01/25/2033	6,864,542
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 C (NR/NR)
1,725,000	3.000	07/01/2025	1,656,736
Long Island Power Authority Electic System General RB Series 2019B (A/A)(a)(b)
12,825,000	1.650	09/01/2024	12,257,469
Long Island Power Authority Electric System General RB Series 2014C (NR/NR)(b)(e) (1M USD LIBOR + 0.75%)
6,525,000	2.940	10/01/2023	6,525,000
Long Island Power Authority Electric System RB Series 2014C (NR/A)(e) (1M USD LIBOR + 0.75%)
2,475,000	2.940	05/01/2033	2,474,997
Metropolitan Tranportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A3/BBB+)
4,750,000	4.000	11/15/2047	3,889,756
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (A3/NR)(a)(b)
2,500,000	5.000	05/15/2030	2,580,197
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
625,000	5.000	11/15/2027	640,255
850,000	5.000	11/15/2028	867,594
Metropolitan Transportation Authority RB Green Bond Series 2019 C (AGM-CR) (A2/AA)
10,015,000	5.000	11/15/2041	10,289,082
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
7,475,000	4.750	11/15/2045	7,035,231
3,250,000	5.000	11/15/2050	3,069,040
1,800,000	5.250	11/15/2055	1,769,545

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
$3,000,000	5.000%	11/15/2028	$3,110,634
3,450,000	5.000	11/15/2029	3,577,101
1,675,000	5.000	11/15/2030	1,731,490
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (A3/BBB+)
1,340,000	5.000	11/15/2027	1,380,114
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/BBB+)
2,465,000	4.000	11/15/2032	2,322,877
Metropolitan Transportation Authority RB Refunding Series 2002 D-1 (A3/WR/BBB+)
4,545,000	5.000	11/01/2025	4,550,173
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
520,000	5.000	11/15/2027	534,304
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
735,000	5.000	11/15/2029	750,519
755,000	5.250	11/15/2031	776,827
Metropolitan Transportation Authority RB Refunding Series 2017 D (A3/BBB+)
1,075,000	5.000	11/15/2027	1,113,083
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A3/NR/BBB+)(b)(e) (1M USD LIBOR + 0.55%)
7,465,000	2.656	11/01/2022	7,459,367
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (A3/BBB+)
4,250,000	5.250	11/15/2028	4,370,300
Metropolitan Transportation Authority RB Series 2011 B (A3/WR/BBB+)(b)(e) (1M USD LIBOR + 0.55%)
7,510,000	2.646	11/01/2022	7,504,333
Metropolitan Transportation Authority RB Series 2013 B (A3/BBB+)
2,530,000	5.000	11/15/2022	2,534,890
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/BBB+)
580,000	5.000	11/15/2028	593,527
Metropolitan Transportation Authority Transportation RB Series 2015A-1 (A3/BBB+)
475,000	5.000	11/15/2025	489,075
Metropolitan Transportation Authority Transportation RB Series 2015B (BBB+/A3)
2,000,000	5.250	11/15/2055	1,966,161
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (AA/A3)
4,980,000	4.000	11/15/2047	4,413,756
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/BBB+)
2,500,000	4.000	11/15/2047	2,047,240
MTA Hudson Rail Yards Trust Obligations Series 2016A (NR/A3)
2,500,000	5.000	11/15/2056	2,494,271

Municipal Bonds – (continued)
New York – (continued)
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)(g)
82,790,000	0.000	06/01/2060	3,766,821
New York City Housing Development Corp Multi-Family RB 2018 Series L-1 & 2018 Series L-2 (AA+/NR)(a)(b)
3,500,000	2.750	12/29/2023	3,458,352
New York City IDA Pilot Revenue Refunding Bonds Series 2020A (AGM) (AA/BBB+)
1,000,000	5.000	03/01/2030	1,082,351
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (AGC) (NR/AA)(a)
1,245,000	2.250	10/01/2029	1,100,891
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
4,015,000	3.000	01/01/2039	3,107,160
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
2,290,000	3.000	03/01/2036	1,843,294
2,555,000	3.000	03/01/2040	1,882,682
1,875,000	4.000	03/01/2045	1,639,796
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
2,125,000	4.000	03/01/2045	1,794,914
New York City Transitional Finance Authority Building Aid RB Fiscal 2015 Series S-1 (ST AID WITHHLDG) (AA/Aa2)
5,000,000	5.000	07/15/2033	5,140,510
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2/NR)
3,750,000	5.000	11/15/2026	3,888,333
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(g)
143,440,000	0.000	06/01/2060	6,202,346
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
4,840,000	3.500	02/15/2048	4,687,599
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)(f)
2,175,000	7.250	11/15/2044	2,191,197
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(f)
18,685,000	5.000	11/15/2044	16,705,954
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A2/NR)
855,000	2.625	09/15/2069	704,355
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa2/NR)
1,070,000	2.800	09/15/2069	877,969
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (Aa2/AA+)(b)
1,435,000	5.000	08/15/2026	1,528,764
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (Aa2/AA+)(b)
6,235,000	5.000	08/15/2026	6,630,729

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority Personal Income Tax General Purpose RB Series 2020A (Aa1/NR)
$25,000,000	4.000%	03/15/2043	$22,709,335
New York State Dormitory Authority Personal Income Tax RB Series 2021E (AA+/AA+)
9,000,000	4.000	03/15/2038	8,401,135
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (Aa2/AA+)
5,275,000	5.000	03/15/2026	5,585,878
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (Baa1/NR)
1,400,000	5.000	07/01/2033	1,423,629
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
100,000	3.560	07/01/2026	93,980
100,000	3.670	07/01/2027	93,203
40,000	3.760	07/01/2028	36,956
200,000	3.820	07/01/2029	181,885
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
1,070,000	5.000	07/01/2027	1,101,225
1,130,000	5.000	07/01/2028	1,166,735
1,185,000	5.000	07/01/2029	1,227,879
745,000	5.000	07/01/2030	770,317
100,000	4.000	07/01/2031	94,263
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Ba2/BB+)
540,000	5.000	07/01/2032	496,015
465,000	5.000	07/01/2034	422,743
1,005,000	5.000	07/01/2035	910,036
440,000	5.000	07/01/2036	395,669
545,000	4.000	07/01/2040	410,660
590,000	5.000	07/01/2041	505,341
2,315,000	4.000	07/01/2045	1,653,171
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
530,000	4.000	09/01/2036	441,747
500,000	4.000	09/01/2037	412,710
575,000	4.000	09/01/2038	470,128
615,000	4.000	09/01/2039	498,136
750,000	4.000	09/01/2040	601,740
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
5,300,000	4.000	07/01/2048	4,411,067
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa2/NR)
4,350,000	3.000	03/15/2038	3,462,838
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2021 (NR/AA+)
5,010,000	5.000	03/15/2049	5,152,995
New York State Dormitory Authority RB Refunding Series 2018 C (ETM) (NR/NR)
5,000	5.000	03/15/2024	5,127
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000	3.000	04/01/2042	802,339
1,550,000	3.000	04/01/2048	1,021,446

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (Aa2/AA+)
425,000	4.900	03/15/2023	426,198
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (Baa1/A-)(a)
5,350,000	4.450	07/01/2034	5,350,000
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B/NR) (PUTABLE)(a)(b)(d)(f)
1,440,000	2.880	12/03/2029	1,207,172
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(a)(b)
750,000	2.750	09/02/2025	700,545
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
3,050,000	1.100	05/01/2027	2,653,269
New York State Urban Development Corp State Personal Income Tax RB Series 2020C (NR/AA+)
2,500,000	5.000	03/15/2038	2,610,429
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (Aa2/AA+)
5,000,000	5.000	03/15/2031	5,109,225
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2020 A (Aa2/NR)
7,000,000	3.000	03/15/2050	4,882,926
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
1,000,000	4.000	12/01/2040	880,751
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
9,545,000	5.000	01/01/2023	9,562,228
2,000,000	5.000	01/01/2027	2,008,396
1,170,000	5.000	01/01/2029	1,165,883
1,000,000	5.000	01/01/2031	986,070
8,150,000	5.000	01/01/2033	7,935,292
5,000,000	5.000	01/01/2034	4,836,819
14,460,000	4.000	01/01/2036	12,749,602
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
2,450,000	4.000	10/01/2030	2,296,355
4,795,000	5.000	10/01/2035	4,604,128
4,500,000	5.000	10/01/2040	4,213,071
11,100,000	4.375	10/01/2045	9,290,815
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
1,225,000	2.500	10/31/2031	976,305
575,000	4.000	10/31/2034	509,011
4,285,000	4.000	10/31/2041	3,529,289
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (A2/AA)
1,500,000	4.000	07/01/2046	1,255,327

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
$500,000	5.000%	12/01/2027	$510,752
500,000	5.000	12/01/2028	510,938
500,000	5.000	12/01/2029	511,908
600,000	5.000	12/01/2036	584,346
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
970,000	5.000	12/01/2028	1,007,028
1,105,000	5.000	12/01/2029	1,136,067
885,000	5.000	12/01/2030	922,898
1,060,000	5.000	12/01/2031	1,091,565
1,235,000	5.000	12/01/2032	1,263,524
1,370,000	5.000	12/01/2033	1,391,063
1,920,000	5.000	12/01/2034	1,940,284
1,680,000	5.000	12/01/2035	1,694,663
2,745,000	5.000	12/01/2036	2,764,389
2,480,000	5.000	12/01/2037	2,491,329
4,565,000	5.000	12/01/2038	4,541,382
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (Baa3/NR)
15,675,000	5.000	07/01/2046	14,872,166
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (NR/NR)
17,525,000	5.250	01/01/2050	16,989,350
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (NR/B-)
2,250,000	5.000	08/01/2031	2,251,023
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
6,470,000	5.250	08/01/2031	6,460,852
5,675,000	5.375	08/01/2036	5,552,763
New York Transportation Development Corp. Special Facility RB Series 2021 (NR/NR)
3,760,000	3.000	08/01/2031	3,286,157
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
4,520,000	5.000	08/01/2026	4,520,000
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
420,000	4.000	12/01/2032	399,685
505,000	4.000	12/01/2033	476,678
420,000	4.000	12/01/2034	394,141
420,000	4.000	12/01/2035	391,057
525,000	4.000	12/01/2036	485,691
425,000	4.000	12/01/2037	390,505
420,000	4.000	12/01/2038	381,732
1,260,000	3.000	12/01/2039	944,455
840,000	3.000	12/01/2040	620,695
1,680,000	4.000	12/01/2049	1,426,568

Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
345,000	4.000	07/01/2039	284,357
4,225,000	3.000	07/01/2044	2,677,841
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
4,720,000	4.000	07/01/2035	4,181,712
Port Authority of New York & New Jersey Consolidated RB Refunding Series 186 (AMT) (Aa3/A+)
10,000,000	5.000	10/15/2044	10,056,010
Port Authority of New York & New Jersey Consolidated RB Refunding Series 197 (AMT) (Aa3/A+)
4,000,000	5.000	11/15/2034	4,048,275
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (Aa3/A+)
6,335,000	4.000	07/15/2046	5,417,848
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (Aa3/A+)
2,500,000	5.000	09/01/2033	2,583,223
2,000,000	5.000	09/01/2034	2,053,779
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (Aa3/A+)
2,000,000	4.000	07/15/2045	1,719,605
1,500,000	4.000	07/15/2050	1,262,745
Port Authority of New York Consolidated Bonds 227th Series (Aa3/AA-)
8,975,000	3.000	10/01/2027	8,371,292
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
3,370,000	5.250	08/01/2047	3,456,323
Port Authorty of New York Consolidated Bonds 227th Series (Aa3/A+)
1,555,000	3.000	10/01/2028	1,432,580
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A-/A3)(a)(b)
2,295,000	5.000	05/01/2026	2,373,139
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
6,200,000	4.250	05/01/2052	5,404,800
5,225,000	5.000	05/01/2052	5,166,095
State of New York Dormitory Authority Personal Income Tax RB Series 2018A (NR/Aa1)
10,200,000	4.000	03/15/2048	9,008,872
State of New York Dormitory Authority Personal Income Tax RB Series 2019D (NR/Aa1)
10,000,000	4.000	02/15/2047	8,874,480
State of New York Dormitory Authority Personal Income Tax RB Series 2021A (AA+/NR)
8,175,000	4.000	03/15/2040	7,565,670
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (AA+/NR)
3,550,000	4.000	03/15/2046	3,164,707
9,200,000	4.000	03/15/2047	8,162,867
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
3,800,000	4.000	06/01/2050	3,218,602

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (A3/BBB+)
$600,000	5.000%	09/01/2038	$617,476
820,000	5.000	09/01/2039	842,327
805,000	4.000	09/01/2040	678,412
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Baa2/BBB-)
1,000,000	5.000	11/01/2023	1,014,223
1,000,000	5.000	11/01/2024	1,006,076
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
200,000	4.000	10/15/2029	184,237
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
300,000	4.000	10/15/2030	273,102

			578,168,745

North Carolina – 0.7%
Charlotte-Mecklenburg Hospital Authority Variable Rate Health Care Refunding RB for Carolina Healthcare System Series 2007C (Aa3/AA-)(a)
7,435,000	2.230	01/15/2037	7,435,000
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
375,000	2.000	10/01/2024	360,986
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
400,000	2.000	10/01/2024	385,051
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(d)
1,750,000	2.100	10/01/2024	1,691,169
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (Aaa/AAA)
5,250,000	5.000	03/01/2029	5,721,264
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (AA/Baa2)
5,290,000	5.500	07/01/2047	5,451,568
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (NR/NR)
1,310,000	5.000	12/31/2037	1,291,995
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
680,000	4.000	09/01/2041	581,032
325,000	4.000	09/01/2046	266,567
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
155,000	3.000	03/01/2023	154,079
190,000	4.000	03/01/2024	188,660
235,000	4.000	03/01/2025	231,970
220,000	5.000	03/01/2026	220,741
270,000	5.000	03/01/2027	269,039

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR) – (continued)
255,000	5.000	03/01/2028	252,138
250,000	4.000	03/01/2029	232,010
260,000	4.000	03/01/2030	237,112
270,000	4.000	03/01/2031	242,003
725,000	4.000	03/01/2036	598,558
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
500,000	5.000	10/01/2040	476,055
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
5,995,000	3.000	07/01/2045	4,342,820
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
910,000	4.000	09/01/2041	751,683
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000	07/01/2026	551,879
1,785,000	3.000	07/01/2027	1,635,146
1,040,000	4.000	07/01/2030	957,476
1,080,000	5.000	07/01/2031	1,064,150
1,110,000	5.000	07/01/2032	1,088,129
1,375,000	5.000	07/01/2033	1,340,332
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
3,000,000	3.000	01/01/2042	2,219,957
5,150,000	5.000	01/01/2049	5,282,244
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (NR/BBB)
4,500,000	5.000	01/01/2043	4,364,649
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike RB Series 2019 (NR/BBB)
5,000,000	5.000	01/01/2049	4,762,300

			54,647,762

North Dakota – 0.1%
City of Horace GO Refunding Bonds Series 2021 (Baa2/NR)
1,100,000	3.000	05/01/2041	822,406
2,750,000	3.000	05/01/2046	1,932,536
City of Horace Temporary Refunding Improvement Bonds Series 2022A (Baa2/NR)
5,525,000	3.250	08/01/2024	5,440,105

			8,195,047

Ohio – 1.9%
American Municipal Power Prairie State Energy Campus Project RB Refunding Series 2019B (A/A1)
1,255,000	5.000	02/15/2024	1,282,573
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
440,000	5.000	06/01/2034	452,683
1,000,000	4.000	06/01/2037	916,259
920,000	4.000	06/01/2038	834,770
895,000	4.000	06/01/2039	808,699

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
$5,070,000	3.000%	06/01/2048	$3,390,655
3,835,000	4.000	06/01/2048	3,125,989
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
23,605,000	5.000	06/01/2055	19,828,490
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(g)
35,885,000	0.000	06/01/2057	3,817,260
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
400,000	5.000	11/01/2022	400,020
420,000	5.000	11/01/2023	420,506
City of Cleveland RB Refunding for Airport System Series 2019 B (AMT) (A2/A-)
1,235,000	5.000	01/01/2023	1,239,020
1,365,000	5.000	01/01/2024	1,385,573
County of Cuyahoga Hospital RB Series 2017 (Baa3/BBB-)
1,750,000	5.000	02/15/2052	1,661,240
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000	4.000	09/01/2040	323,625
625,000	4.000	09/01/2045	479,314
850,000	5.000	09/01/2049	710,649
County Of Franklin Healthcare Facilities Refunding Rb Series 2022 (NR/BBB) (NR/NR)
4,225,000	4.000	07/01/2040	3,563,025
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
2,480,000	5.250	11/15/2040	2,273,510
County of Franklin RB Series OH 2019A (Aa3/AA-)
5,275,000	4.000	12/01/2044	4,668,766
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A2/A+)
5,000,000	5.000	08/01/2049	4,971,702
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
10,000,000	8.223	02/15/2040	12,000,296
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
2,865,000	5.500	02/15/2057	2,893,105
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
3,400,000	2.000	12/01/2031	2,808,960
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750	12/01/2038	1,547,329
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
250,000	5.000	12/01/2025	254,316
325,000	5.000	12/01/2026	331,657
325,000	5.000	12/01/2027	332,289

Municipal Bonds – (continued)
Ohio – (continued)
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-) – (continued)
425,000	5.000	12/01/2028	435,443
400,000	5.000	12/01/2029	410,262
680,000	5.000	12/01/2030	693,500
800,000	5.000	12/01/2031	809,645
660,000	5.000	12/01/2032	664,473
1,170,000	5.000	12/01/2033	1,172,060
1,200,000	5.000	12/01/2035	1,192,139
650,000	5.000	12/01/2037	639,090
1,630,000	5.000	12/01/2038	1,584,724
Lakewood City School District GO Refunding Bonds Series 2014 C (Aa2/AA)
3,215,000	5.000	12/01/2027	3,329,257
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa2/NR)
250,000	4.000	12/01/2035	229,767
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
3,500,000	4.250	06/01/2027	3,438,876
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR) (PUTABLE)(a)(b)(d)
14,000,000	4.250	06/01/2027	13,601,470
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(f)
700,000	4.500	01/15/2048	608,403
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Ba1/NR)
925,000	2.875	02/01/2026	869,500
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Ba1/NR)
2,305,000	2.875	02/01/2026	2,166,699
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Ba1/NR)
3,130,000	3.250	09/01/2029	2,865,674
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014A (BBB+/NR)(a)(b)
2,500,000	2.400	10/01/2029	2,176,232
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014B (BBB+/NR)(a)(b)
3,500,000	2.600	10/01/2029	3,063,217
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014C (BBB+/NR) (PUTABLE)(a)(b)(d)
8,000,000	2.100	10/01/2024	7,621,141
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (A3/NR)
1,250,000	5.000	01/15/2035	1,252,150
1,645,000	5.000	01/15/2036	1,644,844
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
1,260,000	5.000	12/01/2042	1,183,730
1,250,000	5.000	12/01/2045	1,154,775

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A3/NR)
$1,260,000	5.000%	05/01/2032	$1,325,510
1,045,000	5.000	05/01/2034	1,090,957
695,000	4.000	05/01/2037	608,325
1,115,000	4.000	05/01/2038	966,361
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(f)
925,000	5.000	12/01/2033	817,623
1,795,000	5.000	12/01/2038	1,506,779
2,725,000	5.000	12/01/2048	2,136,595
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (NR/A-/A-2)(a)
2,800,000	3.250	11/01/2022	2,799,149
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(a)(b)
1,500,000	4.375	06/15/2026	1,365,106
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(f)
390,000	3.750	12/01/2031	329,324
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(f)
4,375,000	7.000	12/01/2042	3,601,730
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
3,500,000	4.000	01/01/2038	2,962,708
960,000	4.000	01/01/2041	786,755
Willoughby Eastlake City School District GO UT School Improvement Bonds Series 2016 (A2/NR)(b)
1,500,000	5.000	12/01/2025	1,579,212

			151,405,485

Oklahoma – 0.3%
City of Tulsa GO Bonds Series 2021 (AA/NR)
3,800,000	2.000	11/01/2029	3,271,716
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Baa1/A-)
925,000	4.000	09/01/2045	734,071
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A2/AA)
3,670,000	4.000	08/15/2048	3,097,338
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
2,150,000	5.000	08/15/2029	2,050,711
5,400,000	5.500	08/15/2057	4,580,045
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB-)
2,725,000	5.500	08/15/2052	2,323,946
Oklahoma Municipal Power Authority RB Refunding Series 2021 B (AGM) (NR/AA)
640,000	1.602	01/01/2027	571,469
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (Aa3/AA-)
1,400,000	4.000	01/01/2042	1,314,906
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(a)(b)
3,285,000	5.000	06/01/2025	3,313,711

			21,257,913

Municipal Bonds – (continued)
Oregon – 0.5%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125	11/15/2040	216,979
120,000	5.250	11/15/2050	104,479
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB-)
1,385,000	3.500	03/01/2029	1,266,527
1,540,000	3.750	03/01/2032	1,365,939
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
500,000	5.000	08/15/2028	525,242
500,000	5.000	08/15/2029	525,604
600,000	5.000	08/15/2030	628,513
1,775,000	5.000	08/15/2045	1,745,994
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (Aa2/AA-)(b)
8,895,000	5.000	07/01/2027	9,488,305
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/BBB+)
270,000	5.000	10/01/2028	280,970
525,000	5.000	10/01/2029	547,436
225,000	5.000	10/01/2035	227,745
Port of Portland RB for International Airport Series 2019 25-B (AMT) (NR/A+)
2,665,000	5.000	07/01/2032	2,749,284
2,365,000	5.000	07/01/2033	2,424,140
1,000,000	5.000	07/01/2034	1,021,606
1,000,000	5.000	07/01/2035	1,018,410
Portland Oregon Community College District GO Bonds Series 2013 (Aa1/AA+)(b)
2,050,000	5.000	06/15/2023	2,075,525
Portland Oregon Water System RB Refunding First Lien Series 2016 A (Aa1/NR)
7,090,000	4.000	04/01/2029	7,256,960
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (Aa1/AA+)
1,175,000	1.250	08/01/2027	1,027,086
860,000	1.375	08/01/2028	733,523
875,000	1.500	08/01/2029	733,802
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)(f)
190,000	5.000	11/01/2034	201,240
500,000	5.000	11/01/2036	528,339
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (Aa1/NR)
4,155,000	5.000	06/15/2029	4,429,863
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
575,000	1.750	11/15/2026	525,541
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,625,000	5.000	11/15/2051	1,285,190

			42,934,242

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – 3.8%
Allegheny County Airport Authority RB Series 2021 A (AMT) (A2/NR)
$2,325,000	4.000%	01/01/2039	$2,067,171
1,900,000	4.000	01/01/2040	1,678,620
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (BBB-/NR)
1,000,000	5.250	09/01/2035	949,412
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
4,000,000	5.000	04/01/2030	4,141,225
18,400,000	4.000	04/01/2044	15,873,189
Allegheny County Hospital Development Authority UPMC RB Series 2019A (A/A2)
6,230,000	4.000	07/15/2038	5,678,248
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
1,850,000	4.875	11/01/2024	1,850,472
1,350,000	5.125	05/01/2030	1,353,447
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
1,525,000	1.830	05/01/2023	1,485,985
1,560,000	2.100	05/01/2024	1,455,759
150,000	5.000	05/01/2024	152,189
480,000	5.000	05/01/2026	491,748
600,000	5.000	05/01/2027	617,530
600,000	5.000	05/01/2028	619,976
625,000	5.000	05/01/2029	648,301
700,000	5.000	05/01/2030	727,418
700,000	5.000	05/01/2031	726,715
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)(f)
2,420,000	5.000	05/01/2027	2,425,192
1,600,000	5.000	05/01/2032	1,562,290
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)(f)
200,000	5.000	05/01/2023	200,811
750,000	5.000	05/01/2028	750,124
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/NR)
900,000	5.000	05/01/2033	926,697
1,000,000	5.000	05/01/2034	1,024,996
900,000	5.000	05/01/2035	919,722
1,000,000	5.000	05/01/2036	1,019,189
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB+)
325,000	5.000	07/01/2025	328,714
420,000	5.000	07/01/2026	425,301
425,000	5.000	07/01/2027	430,128
450,000	5.000	07/01/2028	455,052
475,000	5.000	07/01/2029	479,475
650,000	5.000	07/01/2030	653,069

Municipal Bonds – (continued)
Pennsylvania – (continued)
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
$100,000	5.000%	10/01/2031	$102,213
390,000	5.000	10/01/2032	397,582
410,000	5.000	10/01/2033	417,422
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)(f)
900,000	6.000	10/15/2052	853,353
Chester County IDA RB Series 2021 (Aa2/NR)
10,000,000	4.000	12/01/2046	8,999,981
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
500,000	4.000	05/01/2036	443,521
595,000	4.000	05/01/2041	507,751
280,000	5.000	05/01/2047	268,255
City of Philadelphia Airport RB Refunding Series 2020 C (AMT) (A2/NR)
1,250,000	5.000	07/01/2030	1,308,300
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (BBB-/NR)
2,075,000	4.000	03/01/2042	1,612,935
Coatesville School District GO Refunding Bonds Series 2017 (AGM ST AID WITHHLDG) (A1/AA)
1,000,000	5.000	08/01/2025	1,044,060
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
24,905,000	4.000	06/01/2039	23,191,954
Commonwealth of Pennsylvania COPS Series 2018 A (A2/A)
1,250,000	4.000	07/01/2046	1,086,286
Commonwealth of Pennsylvania GO Bonds 1st Series 2015 (A+/Aa3)
6,500,000	5.000	03/15/2033	6,690,620
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa3/A+)
3,925,000	5.000	08/15/2025	4,110,000
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(f)
2,000,000	5.875	10/15/2040	2,008,502
6,375,000	6.250	10/15/2053	6,470,564
Delaware County Authority RB for Villanova University Series 2015 (A1/AA-)
4,945,000	5.000	08/01/2045	5,016,069
Doylestown Hospital Authority RB Taxable Refunding Series 2019 B (Ba1/BBB-)
955,000	3.950	07/01/2024	900,511
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	641,780
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (A1/AA-)(e) (3M USD LIBOR + 0.77%)
15,800,000	2.634	05/01/2037	13,780,901
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000	4.000	06/01/2044	639,447
1,300,000	5.000	06/01/2044	1,326,495

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR) – (continued)
$3,325,000	4.000%	06/01/2049	$2,850,680
2,350,000	5.000	06/01/2049	2,387,314
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
900,000	5.000	03/01/2040	784,196
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
80,000	5.000	03/01/2024	80,540
150,000	5.000	03/01/2025	151,301
185,000	5.000	03/01/2026	186,485
150,000	5.000	03/01/2027	150,955
135,000	5.000	03/01/2028	135,570
160,000	5.000	03/01/2029	160,256
150,000	5.000	03/01/2030	149,191
285,000	5.000	03/01/2032	279,916
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A2/A)
850,000	4.000	09/01/2037	770,522
850,000	4.000	09/01/2038	761,206
850,000	4.000	09/01/2039	753,282
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communitiies Obligated Group Series 2020C (NR/NR)
900,000	5.000	11/15/2045	895,068
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (NR/NR)
600,000	4.000	11/15/2043	502,919
Montgomery County Industrial Development Authority RB Refunding for The Public School of Germantown Series 2021 A (NR/BBB+)
400,000	4.000	10/01/2036	348,090
400,000	4.000	10/01/2041	330,468
North Penn Water Authority RB Refunding Series 2019 (Aa3/NR)(e) (SIFMA Municipal Swap Index Yield + 0.46%)
1,600,000	2.910	11/01/2023	1,599,633
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,000,000	5.000	11/01/2039	909,945
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB+)
50,000	5.000	05/01/2023	50,135
100,000	5.000	05/01/2024	100,518
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (NR/BBB)
750,000	5.000	06/30/2042	720,887

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A1/A+)
$8,250,000	3.000%	04/01/2039	$6,269,243
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
3,000,000	4.000	07/01/2033	2,741,106
1,800,000	4.000	07/01/2041	1,527,829
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,050,000	4.000	10/15/2040	941,525
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
6,050,000	1.100	11/02/2026	5,330,779
Pennsylvania Economic Development Financing Authority UPMC RB Series 2021A (A2/A)
1,220,000	4.000	10/15/2037	1,124,908
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A2/A)
350,000	4.000	03/01/2037	318,231
675,000	5.000	03/01/2038	682,098
500,000	5.000	03/01/2039	504,478
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA)(e) (3M USD LIBOR + 0.60%)
930,000	3.108	07/01/2027	910,288
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (A2/AA)
2,500,000	4.000	05/01/2040	2,271,460
8,500,000	5.000	05/01/2046	8,828,498
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (Aa3/AA)
4,000,000	5.000	09/15/2025	4,208,637
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (Aa3/A+)
6,675,000	5.000	08/15/2023	6,776,873
Pennsylvania Turnpike Commission RB Series 2013 C (A1/A+)(b)
1,720,000	5.500	12/01/2023	1,765,963
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
30,675,000	5.250	12/01/2044	32,593,850
Pennsylvania Turnpike Commission RB Series 2018 A-2 (A1/NR) (Series A-2)
4,740,000	5.000	12/01/2043	4,839,821
Pennsylvania Turnpike Commission RB Series 2018 B (A1/NR)(e) (SIFMA Municipal Swap Index Yield + 0.70%)
6,050,000	3.150	12/01/2023	6,053,483
Pennsylvania Turnpike Commission RB Series 2019 A (A3/NR)
4,250,000	5.000	12/01/2036	4,412,036
4,275,000	5.000	12/01/2038	4,384,169
16,160,000	5.000	12/01/2044	15,967,829
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A3/NR)
3,500,000	5.500	12/01/2042	3,560,865

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A3/NR)
$10,000,000	5.250%		06/01/2047	$10,041,384
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
650,000	5.125		06/15/2042	586,122
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
350,000	4.000		06/15/2029	325,542
1,000,000	5.000		06/15/2039	919,092
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
450,000	5.000		08/01/2030	453,667
290,000	5.000		08/01/2040	276,580
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(f)
900,000	5.000		06/15/2040	823,709
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
4,500,000	5.000		07/01/2028	4,646,653
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (A2/AA)
850,000	5.000		09/01/2034	910,292
1,755,000	5.000		09/01/2035	1,875,039
1,700,000	5.000		09/01/2036	1,813,770
1,700,000	5.000		09/01/2037	1,810,081
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (NR/AA)
2,125,000	4.000		09/01/2034	2,121,768
425,000	4.000		09/01/2035	418,471
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BB+)
450,000	5.000		11/15/2028	426,120
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM ST AID WITHHLDG) (A1/AA)
2,525,000	5.000		06/01/2031	2,606,712
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (Baa3/NR)
1,100,000	5.000		01/01/2035	1,102,272
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
200,000	4.000		10/01/2023	198,182
750,000	4.000		10/01/2029	689,521
425,000	5.000		10/01/2039	382,617
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
4,100,000	5.000		11/01/2044	2,847,283
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-2 (NR/BB-)(a)(b)
1,915,000	5.000		02/01/2027	1,718,512
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-3 (NR/BB-)(a)(b)
2,800,000	5.000		02/01/2030	2,356,930

Municipal Bonds – (continued)
Pennsylvania – (continued)
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)(f)
200,000	6.000		07/01/2029	189,908
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
620,000	5.000		07/01/2028	641,748
1,725,000	5.000		07/01/2029	1,793,547
440,000	5.000		07/01/2030	458,461

				307,443,696

Puerto Rico – 5.1%
Puerto Rico Aqueduct & Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)(f)
3,230,000	4.000		07/01/2047	2,420,587
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)(f)
4,350,000	5.000		07/01/2035	4,122,259
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(f)
9,575,000	5.000		07/01/2047	8,482,529
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(f)
6,895,000	5.000		07/01/2033	6,664,211
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (WR/NR)
1,080,000	6.125		07/01/2024	1,100,378
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(f)
2,750,000	5.000		07/01/2033	2,657,952
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)(f)
4,650,000	4.000		07/01/2042	3,659,453
Puerto Rico Commonwealth GO Bonds (NR/NR)*(a)(c)(i)
18,570,358	0.000		11/01/2043	9,285,179
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)*(a)(c)(i)
1,672,500	0.000		11/01/2051	612,553
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)(a)(c)(i)
1,794,127	0.000		11/01/2051	807,357
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
216	5.250		07/01/2023	217
3,035,584	0.000	(g)	07/01/2024	2,790,090
4,135,896	5.375		07/01/2025	4,175,888
4,065,734	5.625		07/01/2027	4,150,164
3,999,774	5.625		07/01/2029	4,090,942
3,884,948	5.750		07/01/2031	3,960,714
9,712,616	0.000	(g)	07/01/2033	5,353,533
5,933,951	4.000		07/01/2033	5,218,323
3,311,382	4.000		07/01/2035	2,830,679
7,727,039	4.000		07/01/2037	6,340,655
10,189,086	4.000		07/01/2041	7,952,179
8,793,596	4.000		07/01/2046	6,582,011
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (A3/AA)
930,000	5.250		07/01/2041	904,218

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (WR/NR)
$9,440,000	5.250%	07/01/2038	$8,960,642
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
3,425,000	5.250	07/01/2033	3,372,510
165,000	5.250	07/01/2034	161,521
5,430,000	5.250	07/01/2036	5,303,639
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (A2/AA)
40,000	5.500	07/01/2031	40,311
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
8,215,000	6.750	07/01/2036	6,284,475
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)*
196,972	10.000	07/01/2022	155,608
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
1,050,000	5.250	07/01/2031	779,625
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)*
1,555,000	5.000	07/01/2028	1,154,588
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)*
590,915	10.000	01/01/2021	466,823
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)*
590,915	10.000	07/01/2021	466,823
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)*
196,972	10.000	01/01/2022	155,608
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
220,000	5.000	07/01/2025	163,350
1,100,000	5.000	07/01/2032	816,750
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)*
1,435,000	5.500	07/01/2038	1,070,869
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
10,325,000	5.250	07/01/2040	7,666,312
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
1,000,000	5.250	07/01/2019	740,000
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(e) (3M USD LIBOR + 0.52%)
21,915,000	2.046	07/01/2029	20,477,692
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR)
350,000	5.250	07/01/2029	346,648
215,000	5.250	07/01/2030	212,291
1,150,000	5.250	07/01/2032	1,129,473
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (AGC) (A3/AA)
60,000	5.250	07/01/2041	58,337

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL) (Baa2/NR)
7,175,000	5.250	07/01/2035	6,960,376
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGC) (A3/AA)
165,000	5.500	07/01/2031	166,283
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
600,000	5.250	07/01/2032	592,593
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (A2/AA)
90,000	5.500	07/01/2029	91,433
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC FGIC) (A3/AA)
180,000	5.250	07/01/2039	175,305
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (A3/AA)
355,000	5.250	07/01/2034	347,515
23,140,000	5.250	07/01/2036	22,601,511
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC) (A2/AA)
2,165,000	5.500	07/01/2029	2,199,477
2,230,000	5.250	07/01/2034	2,182,982
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC-ICC) (A2/AA)
295,000	5.500	07/01/2026	304,870
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (WR/NR)
2,925,000	5.250	07/01/2030	2,861,906
2,970,000	5.250	07/01/2031	2,898,238
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL) (Baa2/NR)
1,240,000	5.250	07/01/2032	1,217,867
1,760,000	5.250	07/01/2033	1,720,130
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (WR/NR)*
3,000,000	5.500	07/01/2026	600,000
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-IBC) (Baa2/NR)
5,265,000	4.750	07/01/2038	5,074,112
Puerto Rico Highway & Transportation Authority RB Series 2007 N (AMBAC-TCRS-BNY) (WR/NR)
160,000	5.500	07/01/2026	160,694
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructed Bonds Series 2019A-2B (NR/NR) (NR/NR)
10,435,000	4.550	07/01/2040	9,272,276
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR) (g)
329,000	0.000	07/01/2024	303,969
16,610,000	0.000	07/01/2027	13,239,999
3,658,000	0.000	07/01/2029	2,630,151
25,338,000	0.000	07/01/2031	16,111,864
21,539,000	0.000	07/01/2033	12,104,978
37,454,000	0.000	07/01/2046	8,443,750
16,872,000	0.000	07/01/2051	2,746,598

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
$75,734,000	4.329%	07/01/2040	$65,417,053
143,000	4.536	07/01/2053	117,740
5,654,000	4.784	07/01/2058	4,755,515
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
19,288,000	4.500	07/01/2034	18,030,662
1,555,000	4.550	07/01/2040	1,381,733
17,965,000	4.750	07/01/2053	15,343,217
44,071,000	5.000	07/01/2058	38,905,980

			413,106,743

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM MUN GOVT GTD) (Aa3/AA)
500,000	5.000	05/15/2024	513,046

South Carolina – 0.3%
Clemson University Athletic Facilities RB Series 2015 (Aa3/NR)
1,385,000	4.000	05/01/2025	1,406,306
1,570,000	4.000	05/01/2026	1,592,168
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (Aa1/AA)
2,495,000	5.000	02/01/2031	2,702,679
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (Aa1/AA)
4,530,000	5.000	03/01/2031	4,820,977
1,615,000	4.000	03/01/2032	1,642,264
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)(f)
905,000	3.000	11/01/2026	806,291
900,000	3.625	11/01/2031	732,754
1,170,000	3.750	11/01/2036	882,034
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(f)
1,920,000	5.125	06/15/2042	1,721,084
South Carolina Ports Authority RB Series 2018 (AMT) (A1/A+)
3,750,000	5.000	07/01/2037	3,800,058
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A2/A)
875,000	3.056	12/01/2023	862,594
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
500,000	5.000	04/15/2032	537,647
500,000	5.000	04/15/2033	535,583
500,000	5.000	04/15/2034	531,881
450,000	5.000	04/15/2035	475,967
425,000	4.000	04/15/2036	394,814
550,000	4.000	04/15/2037	506,418
525,000	4.000	04/15/2038	479,481
700,000	4.000	04/15/2039	634,743
750,000	4.000	04/15/2040	670,972

			25,736,715

Municipal Bonds – (continued)
South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
650,000	4.000	08/01/2041	517,965
1,200,000	4.000	08/01/2051	876,001
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/AA+)
630,000	5.000	01/01/2024	644,118
1,075,000	5.000	01/01/2025	1,116,003
730,000	5.000	01/01/2026	769,248

			3,923,335

Tennessee – 0.4%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (Baa1/A-)
1,300,000	5.000	08/01/2035	1,302,922
City of Clarksville RB for Water Sewer & Gas Series 2021 A (Aa2/NR)
12,950,000	4.000	02/01/2051	11,344,333
City of Johnson GO Refunding Bonds Series 2019 B (Aa2/NR)
1,225,000	4.000	06/01/2037	1,170,069
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
6,020,000	5.000	07/01/2034	6,023,497
1,800,000	4.000	07/01/2040	1,583,904
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (A3/NR)
700,000	5.000	07/01/2046	680,596
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
55,000	3.000	10/01/2024	53,094
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(f)
650,000	4.500	06/01/2028	644,843
Tennergy Corp. RB for Gas Supply Revenue Series 2019 A (Aa2/NR)(a)(b)
11,325,000	5.000	10/01/2024	11,564,431

			34,367,689

Texas – 8.0%
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,425,000	5.625	08/15/2052	1,247,969
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
155,000	5.000	08/15/2023	155,798
195,000	5.000	08/15/2024	196,471
180,000	5.000	08/15/2025	181,229
190,000	5.000	08/15/2026	190,849
200,000	5.000	08/15/2027	200,330
80,000	5.000	08/15/2028	79,674
80,000	4.000	08/15/2029	73,946
80,000	4.000	08/15/2030	72,992
90,000	4.000	08/15/2031	80,976

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
$1,355,000	5.000%	01/01/2029	$1,359,621
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A3/A-)
530,000	5.000	01/01/2026	547,106
595,000	5.000	01/01/2027	619,274
620,000	5.000	01/01/2028	648,201
650,000	5.000	01/01/2029	680,141
690,000	5.000	01/01/2030	722,407
1,010,000	5.000	01/01/2032	1,049,539
1,115,000	5.000	01/01/2034	1,148,773
585,000	5.000	01/01/2035	600,934
610,000	5.000	01/01/2036	624,085
645,000	5.000	01/01/2037	657,098
675,000	5.000	01/01/2038	686,157
1,420,000	5.000	01/01/2039	1,440,134
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds Series 2021D (A-/NR)
1,100,000	4.000	01/01/2040	961,429
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(f)
245,000	5.750	09/01/2029	246,963
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(f)
377,000	3.250	09/15/2026	335,208
City of Arlington Special Tax for Senior Lien Series 2018 A (AGM) (A1/AA)
1,325,000	5.000	02/15/2037	1,385,058
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)(f)(h)
852,000	5.250	09/01/2032	843,549
City of Austin RB for Airport System Series 2019 B (AMT) (A1/A)
1,700,000	5.000	11/15/2032	1,754,010
2,000,000	5.000	11/15/2033	2,049,555
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A1/A)
1,510,000	5.000	11/15/2022	1,512,662
1,950,000	5.000	11/15/2023	1,978,670
4,845,000	5.000	11/15/2024	4,963,003
1,150,000	5.000	11/15/2025	1,189,925
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(f)
710,000	4.000	11/01/2023	704,901
900,000	4.500	11/01/2024	888,072
2,815,000	4.000	11/01/2028	2,650,667
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(f)
375,000	2.500	09/01/2025	347,719
140,000	3.125	09/01/2030	121,852
180,000	3.250	09/01/2030	153,147
355,000	4.000	09/01/2040	299,378
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(f)
174,000	2.500	09/01/2026	157,400

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(f) – (continued)
158,000	3.000	09/01/2031	131,656
329,000	3.375	09/01/2041	248,402
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(f)
430,000	4.625	09/01/2032	404,194
704,000	4.875	09/01/2042	635,352
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)(f)
285,000	2.750	09/01/2027	245,220
432,000	3.125	09/01/2032	339,749
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(f)
255,000	4.875	09/01/2032	247,770
495,000	5.500	09/01/2042	476,441
City of Celina Special Assessment RB Series 2022 (NR/NR)(f)
215,000	2.875	09/01/2027	186,852
250,000	3.250	09/01/2032	199,717
1,175,000	3.500	09/01/2042	842,697
City of Celina Special Assessment RB Series 2022 (NR/NR)(f)
227,000	3.250	09/01/2027	200,934
235,000	3.625	09/01/2032	196,104
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
185,000	4.200	09/01/2027	180,383
570,000	4.800	09/01/2037	536,765
647,000	5.250	09/01/2046	618,791
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(f)
40,000	4.375	09/01/2023	39,919
300,000	5.375	09/01/2038	297,925
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
76,000	4.625	09/01/2023	76,013
365,000	5.000	09/01/2028	365,307
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(f)
190,000	3.250	09/01/2026	171,495
185,000	3.750	09/01/2031	154,389
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
314,000	3.375	09/15/2026	281,815
410,000	4.000	09/15/2031	358,775
City of Dallas Fort Worth International Airport Joint Revenue Refunding Bonds Series 2021A (NON-AMT) (A1/NR)
3,975,000	4.000	11/01/2039	3,674,926
City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (NON-AMT) (A1/A+)
3,500,000	4.000	11/01/2041	3,195,702

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(f)
$268,000	4.875%	09/01/2032	$255,421
765,000	5.125	09/01/2042	708,753
City of Denton Independent School District Variable Rate UT Bonds Series 2014-B (NR/AAA)(a)(b)
3,460,000	2.000	08/01/2024	3,353,448
City of Denton Independent School District Variable Rate UT Building Bonds Series 2014-B (CASH) (NR/NR) (PUTABLE)(a)(b)(d)
540,000	2.000	08/01/2024	529,149
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(f)
695,000	2.875	09/01/2026	613,094
398,000	3.375	09/01/2031	315,729
1,206,000	3.750	09/01/2041	886,661
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(f)
294,000	2.625	08/15/2025	271,513
171,000	3.375	08/15/2030	145,386
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(f)
497,000	2.750	08/15/2026	444,483
612,000	3.375	08/15/2031	508,119
846,000	3.750	08/15/2041	655,881
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)(f)
483,000	4.875	08/15/2027	473,965
778,000	5.250	08/15/2032	758,603
1,300,000	5.875	08/15/2042	1,246,588
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(f)
100,000	3.125	08/15/2024	96,455
340,000	3.500	08/15/2029	307,434
1,905,000	4.000	08/15/2039	1,634,856
1,825,000	4.250	08/15/2049	1,505,772
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(f)
295,000	4.000	08/15/2032	267,999
1,129,000	4.250	08/15/2042	969,450
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
150,000	4.000	08/15/2025	151,409
155,000	4.000	08/15/2026	156,460
160,000	4.000	08/15/2027	161,871
165,000	4.000	08/15/2028	166,741
170,000	4.000	08/15/2029	171,890
925,000	3.000	08/15/2034	757,687
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (Aa1/AA+)
8,245,000	5.000	02/15/2024	8,451,686

Municipal Bonds – (continued)
Texas – (continued)
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(f)
344,000	3.625	09/15/2027	317,169
409,000	3.875	09/15/2032	359,181
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
325,000	4.125	09/01/2027	317,335
1,350,000	4.625	09/01/2037	1,254,903
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
570,000	4.500	09/01/2027	565,760
1,800,000	4.500	09/01/2037	1,655,467
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
425,000	4.000	09/01/2024	423,726
440,000	4.000	09/01/2025	436,863
460,000	4.000	09/01/2026	454,750
480,000	4.000	09/01/2027	472,139
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)(f)
256,000	3.250	09/01/2031	206,883
1,271,000	3.625	09/01/2041	938,111
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(f)
100,000	3.250	09/01/2024	96,298
290,000	3.625	09/01/2029	263,260
785,000	4.125	09/01/2039	679,936
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
895,000	3.000	10/01/2025	837,975
645,000	3.000	10/01/2030	539,374
440,000	3.250	10/01/2033	359,066
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
221,000	2.625	09/01/2026	197,255
206,000	3.250	09/01/2031	168,873
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(f)
939,000	3.500	09/01/2041	700,164
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR) (NR/NR)(f)
360,000	3.125	09/01/2031	294,461
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(f)
276,000	2.750	09/01/2026	246,745
392,000	3.500	09/01/2031	326,481
900,000	3.875	09/01/2041	693,899
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
130,000	5.000	08/15/2024	132,162
130,000	5.000	08/15/2025	133,156

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+) – (continued)
$150,000	5.000%	08/15/2026	$154,616
100,000	5.000	08/15/2027	103,690
125,000	5.000	08/15/2028	130,315
150,000	5.000	08/15/2029	157,042
200,000	5.000	08/15/2030	208,705
280,000	5.000	08/15/2032	289,216
300,000	5.000	08/15/2034	307,705
175,000	5.000	08/15/2035	179,063
250,000	5.000	08/15/2036	255,011
250,000	5.000	08/15/2037	254,191
300,000	5.000	08/15/2038	303,516
300,000	5.000	08/15/2039	303,019
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(f)
503,000	2.500	09/01/2026	455,841
768,000	3.000	09/01/2031	648,400
1,537,000	3.375	09/01/2041	1,167,019
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(f)
315,000	2.625	09/15/2026	278,135
230,000	3.125	09/15/2031	183,257
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(f)
431,000	3.375	09/01/2031	352,293
628,000	3.750	09/01/2041	471,541
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(f)
410,000	3.875	09/01/2024	399,869
1,180,000	4.750	09/01/2044	1,047,823
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(f)
210,000	2.625	09/01/2025	192,125
610,000	3.125	09/01/2030	503,714
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)(f)
1,000,000	4.125	09/01/2041	856,965
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(f)
340,000	4.250	09/01/2029	326,982
1,000,000	4.875	09/01/2044	903,016
City of Kyle Special Assessment RB Series 2022 (NR/NR)
481,000	4.375	09/01/2027	467,122
535,000	4.750	09/01/2032	510,139
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
470,000	2.750	09/01/2025	444,489
430,000	3.125	09/01/2030	376,822
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000	3.000	09/15/2036	1,637,368

Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(f)
20,000	3.500	09/15/2024	19,394
250,000	3.750	09/15/2029	227,439
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(f)
105,000	4.375	09/15/2029	101,876
City of Lavon Special Assessment RB Series 2022 (NR/NR)(f)
600,000	3.500	09/15/2027	543,194
305,000	3.750	09/15/2027	272,626
1,000,000	3.875	09/15/2032	851,189
455,000	4.125	09/15/2032	399,250
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (NR/NR)(b)
1,415,000	4.000	09/01/2023	1,424,450
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(f)
355,000	2.500	09/01/2025	326,822
330,000	3.125	09/01/2030	277,128
845,000	4.000	09/01/2040	711,077
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)(f)
750,000	2.625	09/01/2027	673,641
750,000	3.125	09/01/2032	630,419
1,772,000	3.375	09/01/2042	1,333,823
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
310,000	2.500	09/15/2026	269,588
210,000	3.125	09/15/2026	184,043
250,000	3.125	09/15/2031	200,187
310,000	3.750	09/15/2031	254,074
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(f)
150,000	3.750	09/15/2025	144,073
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
350,000	3.375	09/01/2026	319,538
350,000	3.875	09/01/2031	301,200
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(f)
75,000	3.500	09/15/2024	72,912
280,000	3.750	09/15/2029	257,976
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(f)
185,000	2.625	09/15/2026	164,177
480,000	3.125	09/15/2031	390,163
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(f)
400,000	5.375	09/15/2032	388,742

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(f)
$100,000	5.000%	09/15/2024	$99,588
400,000	5.250	09/15/2029	394,707
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(f)
275,000	4.250	09/15/2024	271,672
255,000	5.125	09/15/2024	254,065
795,000	4.500	09/15/2029	768,676
775,000	5.375	09/15/2029	765,882
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(f)
410,000	3.500	09/15/2031	342,969
1,000,000	3.875	09/15/2041	778,851
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)(f)
678,000	4.375	09/15/2027	652,284
626,000	4.750	09/15/2032	589,919
1,417,000	5.250	09/15/2042	1,294,292
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)(f)
292,000	5.125	09/15/2027	282,341
310,000	5.500	09/15/2032	294,055
600,000	6.000	09/15/2042	563,521
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(f)
100,000	4.500	09/01/2025	97,956
50,000	4.875	09/01/2025	49,157
254,000	4.875	09/01/2030	238,848
265,000	5.250	09/01/2030	256,640
381,000	5.250	09/01/2040	353,847
310,000	5.625	09/01/2040	292,161
815,000	4.125	09/01/2049	658,134
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(f)
245,000	2.500	09/01/2025	226,063
455,000	3.250	09/01/2030	390,650
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(f)
50,000	3.125	09/01/2024	48,283
140,000	3.500	09/01/2029	126,765
360,000	4.000	09/01/2039	310,323
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(f)
274,000	2.375	09/01/2026	243,204
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(f)
250,000	4.000	09/01/2028	240,630
1,585,000	4.500	09/01/2048	1,374,480
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(f)
404,000	4.875	09/15/2027	394,117
350,000	5.250	09/15/2032	341,064
245,000	5.750	09/15/2032	238,310

Municipal Bonds – (continued)
Texas – (continued)
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(f)
366,000	4.875	09/15/2027	357,047
300,000	5.250	09/15/2032	292,340
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(f)
2,127,000	5.500	09/15/2048	2,009,228
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(f)
2,875,000	4.375	09/15/2051	2,228,792
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(f)
1,969,000	4.000	09/15/2051	1,490,321
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(f)
700,000	4.250	09/01/2042	602,976
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(f)
65,000	3.500	09/01/2024	63,418
321,000	3.750	09/01/2029	296,111
852,000	4.250	09/01/2039	761,114
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(f)
180,000	3.375	09/01/2030	156,414
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
145,000	4.000	09/01/2024	143,423
415,000	4.250	09/01/2029	401,674
655,000	4.875	09/01/2039	617,847
1,000,000	5.000	09/01/2049	923,553
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(f)
289,000	3.375	09/01/2041	212,062
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)(f)
434,000	4.250	09/01/2027	424,211
382,000	4.750	09/01/2032	368,516
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(f)
116,000	3.750	09/01/2024	113,210
365,000	4.000	09/01/2029	344,108
580,000	5.000	09/01/2029	574,364
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)(f)
480,000	4.250	09/01/2027	471,221
460,000	4.750	09/01/2032	448,625
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(f)
305,000	3.250	09/01/2030	262,255
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(f)
240,000	2.375	09/01/2026	213,143
469,000	3.250	09/01/2041	336,192

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(f)
$350,000	2.625%	09/15/2026	$309,394
355,000	3.125	09/15/2031	285,791
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(f)
405,000	2.625	09/15/2025	380,878
405,000	3.375	09/15/2030	356,043
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(f)
225,000	3.625	09/15/2030	196,040
210,000	4.375	09/15/2030	195,504
500,000	4.125	09/15/2040	424,489
400,000	4.875	09/15/2040	358,615
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(f)
125,000	3.750	09/15/2024	122,056
370,000	4.125	09/15/2029	355,294
1,050,000	4.625	09/15/2039	964,158
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(f)
435,000	2.500	09/15/2025	399,267
305,000	3.250	09/15/2030	255,896
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015A (A+/AA-)(a)(b)
26,495,000	1.750	12/01/2024	25,432,797
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015C (A+/AA-)(a)(b)
30,610,000	1.750	12/01/2024	29,352,155
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2018 (A+/AA-)(a)(b)
2,800,000	2.750	12/01/2022	2,798,435
City of San Antonio RB Refunding for Electric & Gas Systems Series 2019 (Aa1/AA-)
2,000,000	4.000	02/01/2030	2,046,266
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
265,000	4.375	09/01/2025	263,121
500,000	4.875	09/01/2030	480,710
635,000	5.375	09/01/2040	602,505
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)(f)
300,000	3.750	09/01/2027	279,132
425,000	4.000	09/01/2032	381,572
1,221,000	4.250	09/01/2042	1,005,337
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)(f)
233,000	4.375	09/01/2027	223,054
City of Sinton Special Assessment RB Series 2022 (NR/NR)(f)
382,000	4.375	09/01/2027	357,869
659,000	4.750	09/01/2032	599,941
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)(f)
1,110,000	3.375	09/15/2041	807,445

Municipal Bonds – (continued)
Texas – (continued)
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(f)
1,125,000	5.500	08/15/2052	1,060,572
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
635,000	5.000	04/01/2028	677,308
465,000	5.000	04/01/2029	500,974
365,000	5.000	04/01/2030	396,499
700,000	4.000	04/01/2031	708,438
575,000	4.000	04/01/2035	559,688
1,345,000	4.000	04/01/2037	1,276,093
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000	4.000	08/15/2036	4,237,480
3,875,000	4.000	08/15/2037	3,685,197
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)(f)
470,000	3.000	09/01/2031	381,625
961,000	3.250	09/01/2041	690,904
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/NR)
1,970,000	5.000	02/01/2025	2,048,676
2,095,000	5.000	02/01/2026	2,210,968
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
475,000	2.500	10/01/2031	374,433
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)(f)
325,000	3.500	10/01/2031	259,800
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
75,000	5.000	10/01/2028	80,216
90,000	5.000	10/01/2029	97,000
95,000	5.000	10/01/2030	103,014
75,000	5.000	10/01/2031	81,215
75,000	5.000	10/01/2032	80,648
145,000	5.000	10/01/2033	154,956
160,000	5.000	10/01/2034	170,292
175,000	5.000	10/01/2035	185,741
175,000	5.000	10/01/2036	185,562
450,000	4.000	10/01/2041	405,995
650,000	4.000	10/01/2046	569,587
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(f)
280,000	2.500	09/15/2025	257,103
350,000	3.250	09/15/2030	293,911
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(f)
315,000	3.500	09/01/2026	280,131
395,000	4.125	09/01/2031	346,489
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (NR/A)
2,500,000	5.250	11/01/2030	2,523,461

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(f)
$125,000	3.750%	08/15/2024	$121,340
235,000	4.000	08/15/2029	216,106
775,000	4.500	08/15/2035	685,141
575,000	5.000	08/15/2044	511,609
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
1,175,000	3.125	08/15/2036	900,941
950,000	3.250	08/15/2041	688,374
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(f)
390,000	5.000	09/01/2027	380,491
225,000	5.000	09/01/2032	213,680
330,000	5.125	09/01/2037	306,557
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (NR/AA+)
18,225,000	5.000	10/01/2037	19,124,409
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)(c)
2,950,000	0.000	10/01/2046	3,011,709
4,075,000	0.000	10/01/2047	4,166,048
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
400,000	4.000	09/01/2026	408,308
470,000	5.000	09/01/2027	489,812
500,000	5.000	09/01/2028	521,931
745,000	5.000	09/01/2029	781,070
465,000	4.000	09/01/2031	469,558
415,000	4.000	09/01/2033	412,848
650,000	4.000	09/01/2034	636,852
580,000	4.000	09/01/2036	544,596
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A1/A+)(a)(b)
7,750,000	5.000	12/01/2024	7,963,445
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2019 A (NR/A)(b)(e) (1M USD LIBOR + 0.65%)
7,050,000	2.850	07/01/2024	7,038,085
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A1/A+)(e) (SIFMA Municipal Swap Index Yield + 0.95%)
6,770,000	3.400	06/01/2023	6,774,097
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,400,000	5.000	05/15/2030	1,477,414
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(e) (3M USD LIBOR + 0.67%)
19,920,000	2.616	08/15/2035	17,990,043

Municipal Bonds – (continued)
Texas – (continued)
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(f)
665,000	4.000	09/01/2029	633,783
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
95,000	3.000	09/01/2024	91,669
100,000	3.500	09/01/2025	96,130
100,000	3.500	09/01/2026	94,584
105,000	3.500	09/01/2027	97,689
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
3,295,000	5.000	07/15/2028	3,293,113
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (NR/NR)
830,000	5.000	07/01/2027	833,332
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
2,480,000	5.000	07/15/2027	2,489,839
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
4,250,000	5.000	07/15/2027	4,267,603
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A1/NR)
360,000	5.000	07/01/2031	384,164
325,000	5.000	07/01/2032	344,919
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A1/NR)
2,000,000	5.000	07/01/2029	2,151,132
2,175,000	5.000	07/01/2030	2,328,680
2,185,000	5.000	07/01/2031	2,331,663
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
440,000	3.375	10/01/2037	346,122
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
3,425,000	4.000	02/15/2042	3,153,391
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(f)
1,315,000	5.000	09/01/2038	1,248,490
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
145,000	2.000	09/01/2024	136,225
150,000	2.000	09/01/2025	136,384
150,000	2.000	09/01/2026	131,666
150,000	2.000	09/01/2027	127,412
155,000	2.000	09/01/2028	127,279
160,000	2.000	09/01/2029	127,968
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(b)(g)
3,550,000	0.000	08/15/2024	1,601,870
14,400,000	0.000	08/15/2024	4,933,601
15,565,000	0.000	08/15/2024	4,706,724
Love Field Airport Modernization Corp. RB Refunding Series 2021 (AMT) (NR/A-)
3,615,000	5.000	11/01/2026	3,728,699

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
$2,000,000	5.000%	05/15/2030	$2,162,411
1,520,000	5.000	05/15/2031	1,632,907
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (Aaa/AAA)
1,250,000	4.000	02/15/2040	1,168,298
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (Baa2/A-)
6,350,000	2.600	11/01/2029	5,454,358
Memorial-Heights Redevelopment Authority RB for City of Houston Reinvestment Zone No. 5 Series 2021 (AGM) (NR/AA)
2,500,000	3.000	09/01/2043	1,842,219
1,500,000	3.000	09/01/2048	1,046,960
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(f)
5,575,000	4.625	10/01/2031	5,488,421
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
795,000	5.250	02/15/2030	763,263
405,000	5.375	02/15/2035	381,182
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB-)
1,370,000	5.000	09/15/2032	1,372,103
710,000	5.000	09/15/2033	708,955
750,000	5.000	09/15/2034	745,068
790,000	5.000	09/15/2035	781,593
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(f)
1,585,000	4.000	08/15/2036	1,339,909
New Hope Cultural Education Facilities Finance Corp. RB for CHF-Collegiate Housing College Station I LLC Series 2014 A (AGM) (A2/AA)
250,000	5.000	04/01/2046	252,847
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
675,000	2.000	01/01/2026	606,813
1,200,000	4.000	01/01/2031	1,057,092
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR/NR)
1,500,000	4.000	11/01/2055	1,120,516
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
3,025,000	5.500	01/01/2057	2,297,534
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)(f)
335,000	4.000	08/15/2029	312,944
610,000	5.000	08/15/2039	574,797
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (ETM) (WR/NR)
765,000	5.000	04/01/2027	818,616

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (NR/NR)(b)
1,000,000	5.000	04/01/2024	1,025,429
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (ETM) (WR/NR)
320,000	4.000	04/01/2023	321,334
275,000	4.000	04/01/2024	277,620
365,000	4.000	04/01/2025	370,497
375,000	4.000	04/01/2026	382,444
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (WR/NR)(b)
250,000	5.000	04/01/2025	259,692
North Texas Municipal Water District Water System Revenue Refunding Bonds Series 2021A (Aa1/AAA)
5,125,000	5.000	09/01/2029	5,627,577
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (NR/NR)(b)(c)
1,000,000	0.000	09/01/2031	1,193,188
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
1,725,000	4.000	01/01/2040	1,543,543
865,000	4.000	01/01/2041	769,011
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A1/A+)
2,750,000	5.000	01/01/2038	2,851,504
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A)
2,000,000	5.000	01/01/2032	2,095,276
1,500,000	5.000	01/01/2048	1,499,912
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A1/A+)(b)
6,000,000	6.500	01/01/2025	6,399,090
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (AAA/NR)(a)(b)
3,280,000	1.500	08/15/2024	3,172,240
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(f)
750,000	1.875	01/01/2026	674,174
550,000	2.000	01/01/2027	478,788
575,000	2.125	01/01/2028	485,057
800,000	2.250	01/01/2029	655,221
850,000	2.500	01/01/2030	684,686
800,000	2.625	01/01/2031	632,240
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(f)
3,470,000	3.625	01/01/2035	2,793,646
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(f)
3,690,000	6.000	01/01/2025	3,426,664

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(f)
$13,100,000	4.100%	01/01/2028	$10,253,886
Round Rock Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (Aaa/NR)
4,630,000	4.000	08/01/2032	4,733,872
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)(f)
234,000	4.875	09/15/2027	229,965
284,000	5.250	09/15/2032	276,700
590,000	5.875	09/15/2042	568,524
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(f)
125,000	3.250	09/15/2024	120,293
355,000	3.625	09/15/2029	322,019
1,250,000	4.125	09/15/2039	1,082,481
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (NR/AA)
285,000	5.000	09/01/2027	298,176
335,000	5.000	09/01/2029	353,275
395,000	4.000	09/01/2032	396,521
395,000	4.000	09/01/2034	380,862
615,000	4.000	09/01/2036	578,949
1,040,000	2.625	09/01/2038	741,418
1,230,000	2.750	09/01/2039	878,720
1,200,000	2.750	09/01/2040	844,401
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (Aaa/AAA)
3,005,000	4.000	08/01/2025	3,031,210
5,905,000	5.000	08/01/2026	6,195,906
4,590,000	5.000	08/01/2027	4,869,456
5,010,000	5.000	08/01/2028	5,390,764
6,835,000	5.000	08/01/2029	7,318,064
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A1/A+)
13,655,000	5.000	07/01/2036	14,035,742
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(e) (3M USD LIBOR + 0.70%)
4,320,000	2.906	12/15/2026	4,216,950
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A2/A-)
3,695,000	6.250	12/15/2026	3,839,069
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A2/A-)(e) (SIFMA Municipal Swap Index Yield + 0.55%)
2,205,000	3.000	09/15/2027	2,132,478
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (A3/BBB+)
18,035,000	5.000	12/15/2032	18,441,386
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A2/A-)(e) (3M USD LIBOR + 0.69%)
65,740,000	2.863	09/15/2027	63,348,017

Municipal Bonds – (continued)
Texas – (continued)
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa2/NR)
7,200,000	5.000	12/31/2030	7,359,413
10,000,000	5.000	12/31/2031	10,161,608
7,040,000	5.000	12/31/2032	7,111,447
7,030,000	5.000	12/31/2036	6,968,916
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
17,055,000	5.000	06/30/2058	15,577,742
Texas Transportation Commission Central Texas Turnpike System RB Second Tier Revenue Refunding Bonds Series 2015-C (A-/Baa1)
1,525,000	5.000	08/15/2028	1,539,111
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (Baa1/A-)
1,380,000	5.000	08/15/2042	1,371,438
The Lakes Fresh Water Supply District of Denton County UT Road Bonds Series 2022 (AGM) (Baa2/AA)
3,230,000	3.000	09/01/2047	2,149,592
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)(f)
400,000	4.375	09/15/2027	384,997
445,000	4.750	09/15/2032	419,677
1,200,000	5.250	09/15/2042	1,097,386
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)(f)
139,000	3.250	09/01/2027	124,193
205,000	3.500	09/01/2032	169,046
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)(f)
831,000	4.000	09/01/2047	654,465
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(f)
50,000	4.750	09/01/2023	50,091
360,000	5.250	09/01/2028	366,343
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(f)
265,000	4.500	09/01/2027	262,693
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)(f)(h)
868,000	5.375	09/01/2042	829,176
University Houston Consolidated RB Refunding Series 2017 C (Aa2/AA)
8,500,000	3.250	02/15/2041	6,550,982
University of Texas System Revenue Financing System RB Refunding Series 2017 C (Aaa/AAA)
5,865,000	5.000	08/15/2026	6,230,516

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
$655,000	5.000%	09/01/2031	$665,197
320,000	4.000	09/01/2033	287,963
950,000	3.000	09/01/2034	762,375
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
255,000	2.375	12/01/2025	231,562
308,000	2.875	12/01/2030	251,953
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
178,000	4.000	12/01/2023	176,904
520,000	4.250	12/01/2029	500,911
1,159,000	4.625	12/01/2035	1,086,914
1,604,000	5.000	12/01/2045	1,481,807
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
325,000	3.000	08/15/2034	259,073
345,000	3.000	08/15/2036	264,675
745,000	3.000	08/15/2039	540,786

			651,317,719

Utah – 1.0%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(f)
1,675,000	3.250	03/01/2031	1,408,081
1,875,000	3.500	03/01/2036	1,459,920
1,900,000	3.750	03/01/2041	1,412,743
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (Aaa/NR)
2,750,000	5.000	06/15/2027	2,962,824
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(f)
3,875,000	5.250	02/01/2040	3,107,367
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A2/A)
18,635,000	5.000	07/01/2037	18,799,821
Salt Lake City International Aiport RB Series 2018A (AMT) (A/A2)
17,350,000	5.250	07/01/2048	17,502,890
Salt Lake City Public Utilities RB Series 2022 (Aa1/AAA)
9,000,000	5.000	02/01/2052	9,483,672
Salt Lake City RB for International Airport Series 2018 A (AMT) (A2/A)
5,000,000	5.000	07/01/2029	5,206,206
5,500,000	5.000	07/01/2030	5,703,675
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(f)
1,610,000	5.625	06/15/2042	1,532,590
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)(f)
500,000	4.000	07/15/2037	399,906
3,485,000	4.250	07/15/2050	2,549,521

Municipal Bonds – (continued)
Utah – (continued)
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022B (NR/BB)(f)
125,000	5.750	07/15/2026	119,013
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)(f)
890,000	4.000	06/15/2041	656,598
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000	5.000	04/15/2039	728,239
625,000	5.000	04/15/2044	644,659
1,150,000	5.000	04/15/2049	1,181,014
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (Aa2/AA)(b)
3,065,000	4.000	06/15/2025	3,127,951

			77,986,690

Vermont – 0.1%
University of Vermont State Agricultural College GO Bonds Series 2017 (A+/Aa3)
1,290,000	5.000	10/01/2043	1,341,202
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	745,861
585,000	5.000	05/01/2026	584,220
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR)(a)(b)(f)
2,175,000	5.000	06/01/2027	2,115,903

			4,787,186

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (Caa2/NR)(b)
700,000	5.000	10/01/2022	700,000
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)(f)
4,700,000	5.000	10/01/2039	4,203,865
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (A2/AA)(f)
5,000,000	5.000	10/01/2034	5,079,846

			9,983,711

Virginia – 1.6%
City of Chesapeake IDA Pollution Control Refunding RB Series 2008A (Non-Amt) (BBB+/A) (PUTABLE)(a)(b)(d)
1,700,000	1.900	06/01/2023	1,680,209
City of Newport News GO Refunding Bonds Series 2021 (Aa1/AA+)
1,885,000	3.000	02/01/2031	1,807,835
1,890,000	4.000	02/01/2033	1,946,986
County of Fairfax Sewer RB Refunding Series 2021 B (Aaa/AAA)
3,195,000	4.000	07/15/2040	3,073,813
3,370,000	4.000	07/15/2041	3,234,286
3,545,000	4.000	07/15/2042	3,390,721
County of Fairfax Sewer RB Series 2021 A (Aaa/AAA)
18,500,000	4.000	07/15/2051	17,028,129

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (NR/NR)(b)
$1,250,000	4.000%	10/01/2024	$1,286,818
Fairfax County Public Improvement Bonds Series 2022A (ST AID WITHHLDG) (Aaa/AAA)
8,325,000	4.000	10/01/2025	8,529,450
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
3,000,000	5.000	01/01/2040	2,824,478
Halifax County IDA Recovery Zone Facility RB Series 2010A (NON-AMT) (A2/BBB+) (PUTABLE)(a)(b)(d)
4,375,000	1.650	05/31/2024	4,224,095
Peninsula Ports Authority of Virginia Coal Terminal Revenue Refunding Bonds Series 2003 (BBB/NR) (PUTABLE)(a)(b)(d)
2,250,000	1.700	10/01/2022	2,250,000
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
305,000	5.000	04/01/2026	312,330
305,000	5.000	04/01/2027	313,332
350,000	5.000	04/01/2028	360,219
405,000	5.000	04/01/2029	417,079
305,000	5.000	04/01/2030	313,703
650,000	5.000	04/01/2031	664,786
265,000	5.000	04/01/2032	269,468
570,000	5.000	04/01/2033	576,373
345,000	5.000	04/01/2034	347,555
775,000	5.000	04/01/2035	778,721
375,000	5.000	04/01/2036	376,207
905,000	5.000	04/01/2037	905,432
410,000	4.000	04/01/2039	353,633
265,000	4.000	04/01/2040	226,333
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
8,860,000	6.706	06/01/2046	7,722,058
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(g)
122,865,000	0.000	06/01/2047	26,873,217
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)(g)
13,500,000	0.000	06/01/2047	2,855,520
Town of Louisa IDA Pollution Control Refunding RB Series 2008A (BBB+/A) (PUTABLE)(a)(b)(d)
1,000,000	1.900	06/01/2023	988,358
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
275,000	5.000	06/01/2028	279,897
325,000	5.000	06/01/2029	331,107
300,000	5.000	06/01/2030	304,658
275,000	5.000	06/01/2031	277,701
850,000	4.000	06/01/2036	739,614
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (Aa1/AA+)
2,445,000	1.400	12/01/2023	2,387,478

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
5,000,000	3.100	12/01/2045	3,812,553
Virginia Port Authority Commonwealth Port Fund RB Series 2015 (AMT) (AA+/Aa1)(b)
5,000,000	5.000	07/01/2025	5,218,262
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (WR/A)(b)
2,750,000	5.000	07/01/2025	2,862,712
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
2,580,000	5.000	12/31/2047	2,455,523
4,950,000	5.000	12/31/2049	4,682,283
2,835,000	5.000	12/31/2056	2,633,677
Virginia Small Business Financing Authority Senior Lien Revenue and Refunding Bonds Series 2022 (AMT) (Baa1/NR)
1,875,000	5.000	12/31/2047	1,830,922
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR/BBB-)
5,700,000	4.000	01/01/2048	4,613,935
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (B/NR)(a)(b)(f)
300,000	5.000	07/01/2038	273,970
York County Economic Development Authority Pollution Control Refunding RB Series 2009A (NON-AMT) (BBB+/A) (PUTABLE)(a)(b)(d)
3,200,000	1.900	06/01/2023	3,162,747

			131,798,183

Washington – 2.3%
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (AA+/Aa1)
2,525,000	4.000	09/01/2036	2,489,006
2,590,000	4.000	09/01/2037	2,524,453
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (Aaa/AAA)
5,000,000	5.000	06/01/2026	5,229,005
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (Aa2/AA)
3,340,000	4.000	01/01/2033	3,370,325
6,715,000	4.000	01/01/2034	6,715,879
11,655,000	4.000	01/01/2043	10,637,496
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (Aa1/AA+)
13,715,000	4.000	05/01/2044	12,450,618
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (Aa1/AA+)
6,555,000	4.000	07/01/2035	6,609,047
City of Seattle RB Refunding for Municipal Light & Power Series 2021 A (Aa2/AA)
10,295,000	4.000	07/01/2036	10,047,840
Energy Northwest Columbia Generating Station Electric Revenue Refunding Bonds Series 2021-A (Aa2/AA-)
8,830,000	4.000	07/01/2042	8,063,339

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
$7,710,000	5.000%	04/01/2030	$7,475,848
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A1/A+)
9,295,000	5.000	04/01/2038	9,445,994
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (A1/A+)
10,000,000	4.000	08/01/2041	8,660,071
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2022B (AMT) (A1/AA-)
3,000,000	5.500	08/01/2047	3,103,983
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (AMT) (A1/A+)
9,000,000	5.000	08/01/2039	9,105,061
Port of Seattle WA RB Series 2018 (A+/A1)
5,000,000	5.000	05/01/2043	5,024,335
State of Washington GO Bonds Various Purpose Series 2014 D (Aaa/AA+)
15,055,000	5.000	02/01/2026	15,418,084
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B (AA+/Aaa)
4,085,000	5.000	07/01/2025	4,213,460
State of Washington Various Purpose GO Refunding Bonds Series R-2022C (AA+/Aaa)
14,500,000	4.000	07/01/2026	14,896,835
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,200,000	5.000	08/01/2036	1,201,044
2,000,000	5.000	08/01/2037	1,995,645
2,000,000	5.000	08/01/2038	1,987,630
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
1,525,000	5.000	08/01/2035	1,528,428
3,250,000	5.000	08/01/2036	3,252,828
Washington Health Care Facilities Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2021 B (Aa3/AA-)(a)(b)
5,000,000	4.000	10/01/2030	4,956,904
Washington Health Care Facilities Authority RB Series 2019A-2 (A-/Baa1)
3,260,000	5.000	08/01/2025	3,336,405
Washington Healthcare Facilities Authority RB Series 2019B-1 (A-/BBB+)(a)(b)
5,400,000	5.000	08/01/2024	5,469,808
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (NR/A)
1,000,000	4.000	05/01/2045	836,168
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB-)
320,000	5.000	07/01/2029	325,673
6,825,000	5.000	07/01/2048	6,357,908

Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)(f)
745,000	5.000	01/01/2034	669,411
1,400,000	5.000	01/01/2039	1,202,426
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (Aaa/AA+)(g)
6,855,000	0.000	06/01/2028	5,551,681

			184,152,638

West Virginia – 0.5%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
770,000	3.000	03/01/2035	608,152
2,165,000	3.000	03/01/2037	1,656,488
1,635,000	3.250	03/01/2041	1,207,077
State of West Virginia GO Bonds for State Road Series 2019 A (Aa2/AA-)
6,145,000	5.000	06/01/2035	6,603,011
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
8,740,000	5.000	06/01/2035	9,308,037
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B2/B)(a)(b)
1,575,000	5.000	07/01/2025	1,561,774
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-) (PUTABLE)(a)(b)(d)
9,150,000	3.000	06/18/2027	8,386,723
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa1/BBB+)
770,000	5.000	01/01/2033	772,355
910,000	5.000	01/01/2034	907,296
1,095,000	5.000	01/01/2035	1,086,696
2,330,000	5.000	01/01/2036	2,300,953
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
2,325,000	5.000	09/01/2029	2,423,401
2,645,000	5.000	09/01/2030	2,725,315
2,100,000	5.000	09/01/2031	2,151,303
1,700,000	5.000	09/01/2032	1,735,750

			43,434,331

Wisconsin – 1.3%
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)(f)
800,000	5.875	06/01/2052	731,606
Public Finance Authority Charter School RB Series 2021A (NR/NR)(f)
165,000	4.250	06/15/2031	139,052
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(f)
1,060,000	5.375	06/15/2042	978,192

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Education RB Series 2022 (NR/NR)(f)
$900,000	5.000%	01/01/2042	$776,076
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
1,000,000	4.300	11/01/2030	981,907
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB)
265,000	5.000	07/01/2035	268,064
310,000	5.000	07/01/2036	312,651
265,000	5.000	07/01/2037	266,218
310,000	5.000	07/01/2038	310,254
310,000	5.000	07/01/2039	308,759
285,000	5.000	07/01/2040	282,100
310,000	5.000	07/01/2041	305,722
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA)
220,000	4.000	07/01/2026	221,231
220,000	4.000	07/01/2027	220,921
220,000	4.000	07/01/2028	220,969
220,000	4.000	07/01/2029	220,400
265,000	4.000	07/01/2030	264,729
355,000	4.000	07/01/2031	351,601
420,000	4.000	07/01/2032	411,981
175,000	4.000	07/01/2033	169,207
130,000	4.000	07/01/2034	123,862
155,000	4.000	07/01/2035	146,668
220,000	4.000	07/01/2036	205,661
220,000	4.000	07/01/2037	202,682
265,000	4.000	07/01/2038	242,173
265,000	4.000	07/01/2039	240,457
265,000	4.000	07/01/2040	238,613
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(f)
1,760,000	5.000	12/01/2035	1,662,468
1,950,000	5.000	12/01/2045	1,724,073
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
875,000	4.000	07/01/2041	692,585
1,000,000	4.000	07/01/2051	725,975
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)(f)
470,000	4.000	06/15/2030	432,320
815,000	5.000	06/15/2040	744,227
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(f)
1,650,000	4.000	03/01/2030	1,488,834
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(f)
24,345	5.500	12/01/2048	7,547
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(f)
51,733	7.250	12/01/2048	16,037
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(f)
6,950,000	5.625	06/01/2050	5,382,941

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(f)
7,575,000	6.500	06/01/2045	5,958,982
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
500,000	5.200	12/01/2037	507,406
Public Finance Authority RB for Providence St. Joseph Health Obligated Group Series 2021 (Aa3/AA-)(a)(b)
4,400,000	4.000	10/01/2030	4,362,076
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(f)
2,470,000	6.000	07/01/2031	2,093,349
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (NR/BB)(f)
325,000	3.000	04/01/2025	310,973
500,000	5.000	04/01/2030	493,249
510,000	5.000	04/01/2040	468,470
Public Finance Authority RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
1,180,000	4.500	01/01/2035	1,034,499
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
635,000	5.000	01/01/2028	663,578
750,000	5.000	01/01/2029	785,618
1,000,000	5.000	01/01/2030	1,046,332
1,400,000	5.000	01/01/2032	1,445,150
950,000	5.000	01/01/2033	973,641
900,000	5.000	01/01/2036	912,482
500,000	5.000	01/01/2037	502,365
1,400,000	5.000	01/01/2039	1,401,158
500,000	5.000	01/01/2040	498,983
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(f)
370,000	5.000	06/01/2029	361,182
710,000	5.000	06/01/2039	630,325
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,000,000	4.000	01/01/2030	953,846
8,955,000	4.000	01/01/2046	7,244,531
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(f)
505,000	4.000	09/01/2029	441,754
770,000	5.000	09/01/2039	644,861
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 B (AGM) (NR/AA)
5,000,000	3.090	06/01/2050	3,290,368
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(f)
5,900,000	4.500	07/01/2048	4,567,633
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(f)
2,770,000	6.125	10/01/2049	2,467,498
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (AMT) (NR/A-/A-2)
2,000,000	2.875	05/01/2027	1,877,974

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Retirement Communities RB for Acts Retirement-Life Communities Obligated Group Series 2020A (NR/NR)
$3,000,000	5.000%	11/15/2041	$3,015,737
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
425,000	5.000	11/15/2044	406,353
570,000	5.000	11/15/2049	534,620
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (NR/BBB+)
6,000,000	5.250	07/01/2028	6,023,428
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(f)
630,000	4.000	07/01/2041	492,144
2,725,000	4.000	07/01/2051	1,939,196
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (Baa3/NR)
9,170,000	0.000(g)	12/15/2027	6,565,541
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
350,000	4.000	03/15/2030	324,747
345,000	4.000	03/15/2040	283,118
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000	3.000	02/01/2042	852,146
390,000	4.000	02/01/2045	330,801
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
565,000	3.000	12/01/2031	457,649
775,000	4.000	12/01/2041	601,331
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2021B (NR/BBB-)
475,000	4.000	09/15/2036	416,361
460,000	4.000	09/15/2041	386,115
425,000	4.000	09/15/2045	341,033
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2022 (NR/BBB-)
700,000	4.000	09/15/2036	604,195
680,000	4.000	09/15/2041	560,168
575,000	4.000	09/15/2045	451,953
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA)(b)(e) (SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000	2.630	07/01/2026	2,701,741
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (AA/NR)(b)(e) (SIFMA Municipal Swap Index Yield + 0.15%)
5,500,000	2.600	12/02/2024	5,467,017
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/(P)BBB-)
3,800,000	5.000	02/01/2042	3,503,359

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (NR/NR)(b)
250,000	4.000	09/15/2023	251,580
365,000	4.000	09/15/2023	367,204

			104,834,583

Wyoming – 0.2%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
22,700,000	3.625	07/15/2039	18,644,793

TOTAL MUNICIPAL BONDS
(Cost $8,648,185,268)			$7,860,848,999

Corporate Bonds – 0.6%
Healthcare – Services – 0.1%
Prime Healthcare Foundation Inc Series (NR/NR)
$4,975,000	7.000%	12/01/27	$4,712,498
Tower Health Series (BB-/NR)
4,685,000	4.451	02/01/50	2,684,505

			7,397,003

Leisure Time – 0.0%
YMCA of Greater New York Series (BBB/Baa2)
4,300,000	2.303	08/01/26	3,789,881

Real Estate – 0.5%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(j)
4,432,797	9.750	12/01/39	4,186,333
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(f)(j)
2,572,163	9.750	12/01/39	2,429,151
Benloch Ranch Improvement Association No. 2 (NR/NR)(f)(j)
14,700,000	10.000	12/01/51	13,322,610
Brixton Park Improvement Association No. 1 Series (NR/NR)(f)(j)
20,500,000	6.875	12/01/51	17,796,050

			37,734,144

TOTAL CORPORATE BONDS
(Cost $54,525,110)			$48,921,028

TOTAL INVESTMENTS – 97.5%
(Cost $8,702,710,378)			$7,909,770,027

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%			202,149,527

NET ASSETS – 100.0%			$8,111,919,554

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Zero coupon bond until next reset date.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on September 30, 2022.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	When-issued security.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	—Asset-Backed Security
AGC	—Insured by Assured Guaranty Corp.
AGC-ICC	—American General Contractors-Interstate Commerce Commission
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax (subject to)
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
CFD	—Community Facilities District
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GARB	—General Airport Revenue Bond
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
HUD SECT 8	—Hud Section 8
IDA	—Industrial Development Agency
LIBOR	—London Interbank Offered Rates
LP	—Limited Partnership
LT	—Limited Tax
MTA	—Metropolitan Transportation Authority
MUN GOVT GTD	—Municipal Government Guaranteed NATL
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
RB	—Revenue Bond
RMKT	—Remarketed
SCH BD GTY	—School Bond Guaranty
SCH BD RES FED	—School Board Reserve Fund
SCSDE	—South Carolina State Department of Education
SD CRED PROG	—School District Credit Program
SIFMA	—Securities Industry and Financial Markets Association
SONYMA	—State of New York Mortgage Agency
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
TCRS	—Transferable Custody Receipts
USD	—United States Dollar
UT	—Unlimited Tax
UPMC	—University of Pittsburgh Medical Center
WR	—Withdrawn Rating

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10 Year Ultra Note	(4,188)	12/20/22	$(526,726,010)	$30,382,572
U.S. Treasury Ultra Bond	(1,613)	12/20/22	(240,177,384)	19,700,447

Total Futures Contracts				$50,083,019

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.370%	JPMorgan Chase Bank NA	03/20/2023	USD 1,000	$4,006	$(2,311)	$6,317
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.370	Bank of America NA	03/20/2023	1,000	4,006	(2,311)	6,317

TOTAL						$8,012	$(4,622)	$12,634

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 96.1%
Alabama – 2.0%
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 A (NR/NR)(a)
$5,720,000	6.000%	07/01/2045	$4,369,285
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 B (NR/NR)(a)
2,880,000	8.000	07/01/2028	2,664,670
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
19,250,000	5.750	10/01/2049	19,593,112
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (A2/AA)(b)
5,750,000	0.000	10/01/2038	5,806,858
6,000,000	0.000	10/01/2042	6,053,869
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
8,300,000	6.000	10/01/2042	8,863,966
19,850,000	7.000	10/01/2051	21,384,796
81,815,000	6.500	10/01/2053	87,747,626
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
1,085,000	4.500	11/01/2042	831,479
1,000,000	4.750	11/01/2049	745,818
Sumter County IDA Exempt Facilities RB for Enviva Project Series 2022 (NR/B+)(c)(d)
12,400,000	6.000	07/15/2032	11,382,725

			169,444,204

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(a)
1,700,000	3.720	09/01/2027	1,499,513

Arizona – 1.7%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e) (3M USD LIBOR + 0.81%)
43,640,000	3.318	01/01/2037	40,544,885
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/NR)(a)
17,000,000	6.500	11/01/2053	15,490,536
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
665,000	4.000	07/01/2047	571,389
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,500,000	4.000	11/01/2049	1,234,695
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
1,000,000	5.000	01/01/2043	671,637
5,250,000	4.500	01/01/2049	3,093,168
3,300,000	5.000	01/01/2054	2,057,297

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
275,000	5.000	01/01/2037	183,468
200,000	5.000	01/01/2038	131,239
650,000	5.000	01/01/2043	399,150
3,450,000	5.000	01/01/2049	2,012,129
1,100,000	5.125	01/01/2054	632,782
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
3,750,000	4.000	07/01/2061	2,729,175
Arizona Industrial Development Authority RB for Provident Group – EMU Properties LLC Series 2018 (Baa3/NR)
1,000,000	5.000	05/01/2038	747,777
2,780,000	5.000	05/01/2043	1,970,946
3,450,000	5.000	05/01/2048	2,349,504
2,000,000	5.000	05/01/2051	1,335,024
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(a)
925,000	4.000	12/15/2041	735,481
2,115,000	4.000	12/15/2051	1,544,520
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)(a)
470,000	4.000	07/15/2051	333,753
445,000	4.000	07/15/2056	306,527
Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)(a)
10,845,000	5.000	07/15/2053	9,748,346
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A1/A)
1,625,000	3.000	07/01/2049	1,108,161
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
2,710,000	3.250	07/01/2049	1,831,617
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(a)
2,500,000	4.000	07/01/2056	1,790,998
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(a)
3,400,000	5.000	07/01/2044	3,369,672
County of Maricopa IDA Exempt Facilities RB for Commercial Metals Company Project Series 2022 (Ba2/BB+)(a)
8,400,000	4.000	10/15/2047	6,434,391
Equitable School Revolving Fund National Charter School Revolving Loan Fund RB (A/NR)
4,325,000	4.000	11/01/2051	3,526,343
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
625,000	3.500	07/01/2029	548,822
595,000	4.100	07/01/2034	518,909
1,854,000	4.750	07/01/2043	1,539,397
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
6,600,000	5.000	05/15/2056	5,692,623

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)*(a)
$3,100,000	6.000%	08/01/2028	$1,860,000
16,130,000	6.250	08/01/2040	9,678,000
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
580,000	4.000	02/15/2051	424,372
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)(a)
700,000	5.000	07/01/2050	611,856
1,340,000	5.000	07/01/2054	1,142,380
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(a)
1,885,000	5.250	10/01/2040	1,833,685
1,885,000	5.500	10/01/2051	1,837,029
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
1,500,000	5.000	07/01/2049	1,487,158
1,650,000	5.000	07/01/2054	1,623,101
Maricopa County Pollution Control Corp Pollution Control Revenue Refunding Bonds Series A (A-/BBB+)
4,700,000	2.400	06/01/2035	3,495,981
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(a)
250,000	5.500	05/01/2040	224,021
950,000	5.750	05/01/2050	840,369
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A3/A-)
3,390,000	4.000	09/01/2029	3,399,051
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000	12/01/2050	1,281,939
1,900,000	5.000	12/01/2054	1,579,157
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (Baa3/NR)
850,000	5.000	07/01/2037	810,684
1,000,000	5.000	07/01/2042	924,286

			148,237,430

Arkansas – 0.2%
Arkansas Development Finance Authority Environmental Improvement RB Series 2022 (AMT) (NR/BB-)(a)
2,750,000	5.450	09/01/2052	2,477,605
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,370,000	3.200	12/01/2049	3,625,729
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
1,300,000	4.250	07/01/2041	1,070,861
775,000	3.500	07/01/2046	513,209
500,000	4.000	07/01/2052	361,817

Municipal Bonds – (continued)
Arkansas – (continued)
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
5,090,000	3.500	07/01/2038	4,981,126

			13,030,347

California – 9.3%
ABC Unified School District GO Bonds Series 2001 C (NATL) (Aa2/AA-)(f)
1,600,000	0.000	08/01/2026	1,392,316
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (A3/A-)(b)
1,850,000	0.000	10/01/2047	835,652
1,850,000	0.000	10/01/2048	837,306
2,300,000	0.000	10/01/2049	1,041,014
1,375,000	0.000	10/01/2050	619,790
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (AGM) (A3/A-)(b)
3,225,000	0.000	10/01/2051	1,470,412
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)(f)
4,995,000	0.000	08/01/2037	2,563,598
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A2/AA)(f)
1,850,000	0.000	08/01/2036	944,965
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
465,000	5.000	05/01/2040	482,929
1,000,000	5.000	05/01/2043	1,033,699
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2019 S-8 (A1/AA-)
2,350,000	3.000	04/01/2054	1,561,444
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (A2/AA)(f)
1,055,000	0.000	08/01/2025	944,617
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BB)
2,755,000	5.250	05/01/2048	2,596,097
2,850,000	5.250	05/01/2053	2,653,560
California Community College Financing Authority Student Housing RB for Napa Valley College Project Series 2022A (NR/NR)(a)
5,775,000	5.750	07/01/2060	5,087,518
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)(a)
2,875,000	4.000	02/01/2056	2,241,027
California Community Housing Agency Essential Housing Junior RB Series 2021A-2 (NR/NR)(a)
2,300,000	4.000	08/01/2050	1,546,867
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)(a)
6,450,000	4.000	02/01/2056	5,029,415
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-2 (NR/NR)(f)
12,620,000	0.000	06/01/2055	2,065,142

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
$1,350,000	5.000%	06/01/2050	$1,247,339
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
730,000	5.000	06/01/2049	689,922
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(f)
7,375,000	0.000	06/01/2055	1,206,848
California County Tobacco Securitization Agency RB Refunding Series 2020 A (NR/BBB+)
875,000	4.000	06/01/2049	709,369
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
485,000	5.000	06/01/2049	458,373
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(f)
102,910,000	0.000	06/01/2055	16,840,234
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(f)
145,220,000	0.000	06/01/2055	14,013,207
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC – M@College Project Series 2020 A (Baa3/NR)
565,000	5.000	08/01/2050	521,171
775,000	5.000	08/01/2055	705,453
425,000	5.000	08/01/2057	382,853
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BB+)(a)
625,000	4.000	06/01/2051	455,581
595,000	4.000	06/01/2061	410,196
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A1/AA)
1,500,000	5.000	02/01/2042	1,524,408
4,000,000	5.000	02/01/2047	4,014,035
California Infrastructure & Economic Development Bank RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(a)
1,000,000	5.000	01/01/2055	855,504
California Municipal Finance Authority Charter School Leave Revenue Refunding Bonds Series 2022 (BB+/NR)
750,000	5.000	07/01/2052	660,571
3,725,000	5.000	07/01/2062	3,163,065
California Municipal Finance Authority Community Facilities District Special Tax Bonds for City of Chula Vista Series 2022 (NR/NR)
2,750,000	5.000	09/01/2052	2,509,618
5,250,000	5.000	09/01/2057	4,687,811
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (Baa3/NR)
1,400,000	5.000	05/15/2049	1,321,328
950,000	5.000	05/15/2052	891,435

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/A-)
1,800,000	5.000	02/01/2042	1,784,608
17,675,000	5.000	02/01/2047	17,508,765
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (NR/NR)
4,405,000	5.000	12/31/2043	4,285,406
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)(a)
1,135,000	5.000	07/01/2052	956,332
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
1,510,000	4.000	07/01/2051	1,176,603
1,035,000	4.000	07/01/2055	785,962
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
250,000	5.000	10/01/2034	252,627
250,000	5.000	10/01/2036	251,832
300,000	5.000	10/01/2037	301,535
300,000	5.000	10/01/2038	301,129
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(a)
1,090,000	5.000	10/01/2049	959,664
1,740,000	5.000	10/01/2054	1,506,963
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
3,200,000	5.000	12/31/2037	3,192,883
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
5,300,000	4.000	07/15/2029	4,868,835
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(a)
6,300,000	6.750	12/01/2028	4,429,378
45,930,000	7.500	12/01/2040	29,764,565
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)(a)
15,850,000	5.000	11/21/2045	14,394,724
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(a)
1,540,000	5.000	06/15/2050	1,338,705
1,030,000	5.000	06/15/2055	880,486
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(a)
4,605,000	6.375	04/01/2062	4,340,659
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(a)
2,055,000	5.000	10/01/2052	1,903,809
3,250,000	5.000	10/01/2061	2,916,919

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)(a)
$1,055,000	5.250%	07/01/2052	$963,408
745,000	5.375	07/01/2056	679,876
1,525,000	5.500	07/01/2062	1,388,615
California School Finance Authority Charter School RB for River Springs Charter School Series 2022A (NR/BB)(a)
1,330,000	5.000	07/01/2052	1,126,997
4,190,000	5.000	07/01/2061	3,418,529
California School Finance Authority Charter School RB for Valley International Prepatory High School Project Series 2022A (NR/NR)(a)
1,230,000	5.250	03/01/2062	922,944
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)(a)
3,300,000	5.000	10/01/2050	3,071,726
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(a)
1,450,000	4.000	10/01/2046	1,135,528
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)(a)
1,300,000	5.000	07/01/2050	1,167,159
1,000,000	5.000	07/01/2058	874,441
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (ST INTERCEPT) (NR/NR)(a)
600,000	5.000	06/01/2051	524,228
1,220,000	5.000	06/01/2061	1,024,585
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)(a)
820,000	5.000	07/01/2045	737,640
1,240,000	5.000	07/01/2055	1,070,937
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(a)
600,000	4.000	06/01/2041	480,117
700,000	4.000	06/01/2051	515,345
1,220,000	4.000	06/01/2061	847,401
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (NR/BB+)(a)
2,420,000	5.000	07/01/2059	2,110,425
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (NR/BB+)(a)
975,000	4.000	07/01/2045	758,906
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB-)(a)
4,600,000	5.000	12/01/2041	4,271,648
10,030,000	5.250	12/01/2056	9,277,531
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
750,000	5.000	09/01/2030	766,994
800,000	5.000	09/01/2037	811,840
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(a)
2,880,000	7.250	09/01/2050	2,611,480

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
3,245,000	4.000	09/01/2051	2,546,097
California Statewide Communities Development Authority Community Facilities District Special Tax Bonds Series 2022 (NR/NR)
4,500,000	5.000	09/01/2052	4,126,188
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
850,000	4.000	09/02/2044	720,511
685,000	5.000	09/02/2049	689,815
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
1,495,000	5.000	09/02/2038	1,528,953
575,000	5.000	09/02/2043	580,767
1,785,000	5.000	09/02/2048	1,792,213
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000	09/02/2039	1,372,897
895,000	5.000	09/02/2044	900,175
945,000	5.000	09/02/2048	946,078
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	968,579
1,080,000	5.000	09/02/2044	1,082,479
1,570,000	5.000	09/02/2049	1,563,433
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(a)
375,000	5.000	06/01/2034	359,927
475,000	5.000	06/01/2039	439,503
1,340,000	5.000	06/01/2051	1,160,869
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	1,888,367
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (NR/BB-)(a)
9,000,000	5.500	12/01/2058	8,653,359
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB+)
500,000	5.000	08/01/2038	502,131
3,000,000	4.000	08/01/2045	2,360,045
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)(a)
2,350,000	5.250	07/01/2039	2,087,837
3,125,000	5.250	07/01/2049	2,611,688
1,450,000	5.250	07/01/2052	1,196,250
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(a)
475,000	3.000	11/01/2022	474,721
935,000	5.000	11/01/2032	950,877
1,875,000	5.000	11/01/2041	1,884,099

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
$1,200,000	5.000%	04/01/2047	$1,209,242
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
12,650,000	5.500	12/01/2054	12,719,489
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000	09/02/2050	956,041
945,000	5.000	09/02/2050	903,040
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,135,000	5.000	09/02/2038	2,179,052
2,500,000	5.000	09/02/2048	2,503,751
California Statewide Communities Development Authority Special Assessment Series 2021 A (NR/NR)
1,995,000	4.000	09/02/2051	1,514,807
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
1,525,000	5.250	09/01/2052	1,424,095
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
3,750,000	5.000	05/15/2042	3,717,410
7,825,000	5.000	05/15/2047	7,619,256
3,565,000	5.000	05/15/2050	3,450,758
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)(f)
36,600,000	0.000	06/01/2046	4,967,422
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL) (Baa2/NR)(f)
7,000,000	0.000	09/01/2033	4,197,124
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000	09/01/2037	142,928
195,000	3.000	09/01/2038	144,173
205,000	3.000	09/01/2039	149,214
210,000	3.000	09/01/2040	149,089
715,000	3.125	09/01/2044	489,563
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000	09/01/2051	731,483
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(a)
1,500,000	4.000	09/01/2051	1,160,928
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
865,000	4.000	09/01/2045	719,658
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
515,000	4.000	09/01/2040	444,128
1,500,000	4.000	09/01/2045	1,237,023

Municipal Bonds – (continued)
California – (continued)
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)(g)
2,700,000	5.375	09/01/2052	2,658,679
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
740,000	4.000	09/01/2051	581,586
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(a)
2,850,000	5.000	09/01/2050	2,805,023
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
425,000	4.000	09/01/2046	349,379
500,000	4.000	09/01/2051	397,851
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,014,225
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
1,900,000	5.250	04/01/2034	1,879,333
3,565,000	5.250	04/01/2039	3,429,932
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
530,000	3.000	09/01/2031	451,419
450,000	4.000	09/01/2041	386,709
550,000	4.000	09/01/2051	437,636
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,200,000	4.000	09/02/2037	1,070,182
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (NR/A-)
540,000	5.000	09/02/2030	544,704
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
500,000	5.000	09/01/2044	508,162
700,000	5.000	09/01/2049	707,781
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
325,000	4.000	09/01/2035	293,143
375,000	4.000	09/01/2040	323,466
425,000	4.000	09/01/2045	351,124
950,000	4.000	09/01/2050	760,918
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000	09/01/2045	395,743
640,000	4.000	09/01/2050	513,403
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
1,125,000	4.000	09/01/2046	922,189
1,400,000	4.000	09/01/2050	1,119,641
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(a)
280,000	5.000	09/01/2032	290,461
700,000	5.000	09/01/2037	718,944
1,745,000	5.000	09/01/2047	1,767,849

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of San Francisco Improvement Area Community Facilities District Special Tax Bonds Series 2021 (NR/NR)
$925,000	4.000%	09/01/2046	$750,723
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
500,000	4.000	09/01/2046	413,392
650,000	4.000	09/01/2051	518,008
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
1,100,000	4.000	09/01/2045	908,790
1,500,000	4.000	09/01/2050	1,199,615
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
405,000	5.000	09/01/2044	403,934
535,000	5.000	09/01/2049	528,099
CMFA Special Finance Agency Essential Housing RB Seres 2021A-1 (NR/NR)(a)
4,465,000	3.000	12/01/2056	2,758,107
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)(a)
5,500,000	3.000	08/01/2056	3,434,343
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,238,074
200,000	4.000	09/01/2045	165,466
1,420,000	5.000	09/01/2049	1,428,720
County of Los Angeles CA Community Facilities District NO 2021-01
2,775,000	5.000	09/01/2052	2,574,766
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
1,985,000	4.000	09/01/2040	1,657,157
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000	09/01/2050	430,603
CSCDA Community Improvement Authority Essential Housing RB Series 2021A-2 (NR/NR)(a)
13,500,000	3.000	12/01/2056	8,427,040
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)(a)
4,675,000	3.600	05/01/2047	3,542,449
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-2 (NR/NR)(a)
900,000	3.250	04/01/2057	587,272
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL) (Baa2/A-)(f)
1,305,000	0.000	08/01/2027	1,077,363
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
2,285,000	5.000	09/01/2037	2,337,720
6,680,000	5.000	09/01/2047	6,729,620
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
455,000	3.125	09/01/2044	308,556

Municipal Bonds – (continued)
California – (continued)
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
2,500,000	4.000	01/15/2046	2,132,403
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL) (Baa2/NR)(f)
5,400,000	0.000	08/01/2032	3,549,934
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (AGC) (WR/AA)(f)
4,180,000	0.000	04/01/2029	3,228,104
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL) (Aa2/AA-)(f)
3,460,000	0.000	10/01/2032	2,238,809
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (A2/AA)(f)
12,000,000	0.000	01/15/2035	6,697,840
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa2/A-)(c)
37,510,000	3.950	01/15/2053	30,280,401
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
22,000,000	3.850	06/01/2050	19,079,045
Golden State Tobacco Securitization Settlement Corp ABS Bond Series 2021B-2 (NR/NR)(f)
50,390,000	0.000	06/01/2066	4,406,369
Golden Valley Unified School District Financing Authority RB for Golden Valley Unified School District Community Facilities District No. 2017-1 Series 2021 A (NR/NR)
225,000	4.000	09/01/2046	179,770
470,000	4.000	09/01/2051	363,926
705,000	4.000	09/01/2056	538,060
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(a)
1,825,000	4.000	06/01/2046	1,621,466
1,250,000	4.000	06/01/2051	1,097,500
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)(f)
100,945,000	0.000	06/01/2036	41,199,521
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-2 (NR/CCC)(f)
51,235,000	0.000	06/01/2047	9,824,573
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 D (NR/CCC)(f)
290,580,000	0.000	06/01/2057	16,895,396
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (NR/AA)
1,150,000	5.000	09/01/2051	1,195,546
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,925,000	5.000	03/01/2057	1,832,861

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
$2,750,000	6.000%	09/01/2043	$2,781,720
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (NR/A-)
145,000	6.625	08/01/2024	145,321
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (Aa2/AA-)(f)
49,925,000	0.000	08/01/2050	11,328,227
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (NR/A)
1,340,000	6.750	09/01/2026	1,342,982
1,500,000	7.000	09/01/2031	1,503,935
875,000	7.250	09/01/2038	877,413
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)(f)
3,760,000	0.000	08/01/2035	2,132,958
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
14,850,000	6.500	11/01/2039	17,154,313
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
2,000,000	6.500	11/01/2039	2,310,345
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
9,410,000	6.125	11/01/2029	10,221,380
21,765,000	6.500	11/01/2039	25,169,420
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
7,000,000	5.500	08/01/2030	7,433,374
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (AGC) (Aa3/AA)(f)
860,000	0.000	08/01/2025	777,097
1,105,000	0.000	08/01/2026	961,569
5,550,000	0.000	08/01/2030	4,124,765
7,855,000	0.000	08/01/2032	5,315,111
7,000,000	0.000	08/01/2034	4,263,734
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250	08/15/2045	2,964,988
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	261,467
200,000	5.000	08/15/2028	210,630
2,900,000	5.000	08/15/2047	2,925,160
Orange County Community Facilities District Special Tax RB Series 2020 A (NR/NR)
1,015,000	4.000	08/15/2040	860,718
Oxnard School District GO Bonds Series B (BAM) (AA/NR)(c)
7,800,000	4.000	08/01/2047	7,863,278
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (A2/AA)
5,815,000	5.000	11/01/2047	5,869,955
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)
10,750,000	7.000	08/01/2038	12,120,526

Municipal Bonds – (continued)
California – (continued)
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL) (Aa2/AA)(f)
1,840,000	0.000	08/01/2025	1,654,805
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (Aa2/AA-)(f)
1,300,000	0.000	08/01/2040	567,251
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2030	478,575
650,000	4.000	09/01/2031	616,137
900,000	3.000	09/01/2032	774,708
820,000	3.000	09/01/2033	692,980
750,000	3.000	09/01/2034	622,479
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000	09/01/2049	403,744
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (Aa3/AA)(f)
6,200,000	0.000	08/01/2036	3,168,800
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
2,775,000	5.250	09/01/2047	2,635,531
3,875,000	5.000	09/01/2052	3,475,418
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
605,000	4.000	09/01/2046	488,925
1,400,000	4.000	09/01/2051	1,098,604
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (NR/A)(f)
2,220,000	0.000	10/01/2033	1,352,448
2,220,000	0.000	10/01/2035	1,213,398
1,840,000	0.000	10/01/2037	902,266
5,100,000	0.000	10/01/2038	2,363,890
8,425,000	0.000	10/01/2039	3,691,982
13,395,000	0.000	10/01/2040	5,540,785
7,275,000	0.000	10/01/2041	2,840,030
6,360,000	0.000	10/01/2042	2,342,369
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (NR/A)(d)
2,000,000	5.750	06/01/2023	2,035,057
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	804,502
1,865,000	5.000	09/01/2033	1,921,762
2,250,000	5.000	09/01/2035	2,307,736
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
1,000,000	5.000	09/01/2049	1,005,278
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL) (A1/A+)(f)
1,420,000	0.000	08/01/2025	1,270,723

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)(f)
$10,000,000	0.000%	07/01/2030	$7,356,733
3,005,000	0.000	07/01/2031	2,103,713
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (Ba1/NR)
1,370,000	4.000	08/01/2032	1,243,178
1,560,000	4.000	08/01/2033	1,394,575
1,680,000	4.000	08/01/2034	1,482,124
1,810,000	4.000	08/01/2035	1,579,161
1,945,000	4.000	08/01/2036	1,679,691
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL) (Aa2/A+)(f)
1,580,000	0.000	08/01/2024	1,483,037
1,595,000	0.000	08/01/2025	1,442,044
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (NR/AA)
2,000,000	5.000	07/01/2042	2,003,956
Silicon Valley Tobacco Securitization Authority Tobacco Settlement ABS Series 2007D (NR/NR)(f)
27,250,000	0.000	06/01/2056	1,901,262
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)(f)
91,400,000	0.000	06/01/2056	7,025,424
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/2042	4,007,978
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
4,650,000	4.000	09/01/2050	3,718,806
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BBB-)
3,245,000	5.000	06/01/2048	3,052,788
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(f)
9,510,000	0.000	06/01/2054	1,629,784
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
995,000	5.000	10/01/2045	1,003,552
1,090,000	2.400	10/01/2049	1,011,615
1,045,000	5.000	10/01/2049	1,045,110
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	756,685
1,000,000	5.000	09/01/2045	1,005,011
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,407,472
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (Aa2/AA)(f)
8,360,000	0.000	08/01/2034	5,133,567

Municipal Bonds – (continued)
California – (continued)
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (Aa2/AA-)(b)
19,135,000	0.000	08/01/2042	14,022,849

			787,135,417

Colorado – 6.1%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,575,000	4.700	12/01/2047	1,257,192
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
610,000	5.000	12/01/2037	561,982
613,000	5.125	12/01/2047	533,039
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,480,000	5.000	12/01/2040	1,347,008
2,610,000	5.000	12/01/2050	2,186,069
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
4,000,000	7.750	12/15/2050	3,502,796
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds Series 2021 (NR/NR)(a)
4,000,000	4.875	12/01/2051	3,002,678
Banning Lewis Ranch Regional Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
4,690,000	5.750	12/01/2051	3,881,277
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
3,250,000	5.500	12/01/2050	2,745,811
Belford North Metropolitan District GO Bonds Series 2020 B (NR/NR)
6,000,000	8.500	12/15/2050	5,364,424
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(b)
1,930,000	0.000	12/01/2049	1,558,793
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)(a)
1,185,000	5.250	12/01/2049	1,050,638
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	589,576
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
1,500,000	5.000	12/01/2050	1,219,266
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(a)
1,300,000	5.000	12/01/2049	1,141,821
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375	12/15/2047	932,420
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,028,528
Canyon Pines Metropolitan District Special Improvement District No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
9,500,000	3.750	12/01/2040	6,865,649

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
$1,750,000	6.000%	12/01/2037	$1,651,775
4,000,000	6.125	12/01/2047	3,726,264
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	1,863,132
Cascade Ridge Metropolitan District GO Bonds Series 2021 (NR/NR)
2,500,000	5.000	12/01/2051	1,964,027
Castleview Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
4,220,000	5.000	12/01/2050	3,184,476
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
835,000	5.000	12/01/2051	681,952
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021 (NR/NR)
9,400,000	6.000	12/01/2051	7,821,529
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
2,575,000	5.350	12/01/2050	2,200,270
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	445,330
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
762,000	4.375	12/01/2032	694,137
Clear Creek Transit Metropolitan District No. 2 GO Bonds Series 2021 A (NR/NR)
580,000	5.000	12/01/2041	504,345
1,000,000	5.000	12/01/2050	820,119
Cloverleaf Metropolitan District GO LT Bonds Series 2022A (NR/NR)
1,825,000	6.000	12/01/2051	1,742,803
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
2,075,000	4.000	10/01/2061	1,463,190
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
475,000	4.000	05/01/2051	349,777
550,000	4.000	05/01/2061	383,924
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)(a)
900,000	5.000	02/01/2051	729,115
2,335,000	5.000	02/01/2061	1,823,648
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)(a)
6,000,000	5.000	10/01/2049	5,297,264
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
1,580,000	5.000	09/01/2057	1,441,142
1,955,000	5.000	09/01/2062	1,747,637

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,245,000	6.000	07/01/2036	3,121,412
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
2,055,000	6.000	07/01/2031	1,985,799
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (NR/NR)(d)
3,000,000	5.750	12/01/2023	3,088,628
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
2,650,000	4.000	09/01/2050	2,096,826
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)(c)
33,381,200	5.000	07/01/2057	26,864,449
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000	4.000	01/01/2042	708,242
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
2,135,000	3.250	08/01/2049	1,412,240
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
2,045,000	4.000	11/01/2039	1,827,670
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (NR/NR)
965,000	5.000	12/31/2047	949,963
965,000	5.000	12/31/2051	940,183
2,980,000	5.000	12/31/2056	2,880,287
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	12/01/2047	2,652,056
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
850,000	5.250	12/01/2051	707,351
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,760,000	5.000	12/01/2049	1,531,769
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
4,240,000	5.000	12/01/2039	3,782,658
1,750,000	5.000	12/01/2043	1,504,206
Copperleaf Metropolitan District GO LT Bonds Series 2021 (NR/NR)
3,600,000	4.875	12/01/2051	2,715,681
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)(d)
500,000	5.000	12/01/2022	516,451
700,000	5.125	12/01/2022	723,169
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)(d)
506,000	7.625	12/15/2022	525,218
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate LT GO Bonds Series 2022B (NR/NR)
725,000	6.000	12/15/2041	665,040
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)(d)
2,000,000	5.250	12/01/2023	2,100,961

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)(d)
$820,000	7.500%	12/15/2023	$880,959
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	939,318
2,100,000	5.250	12/01/2047	1,896,392
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,835,000	5.000	12/01/2049	3,310,969
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR) (NR/NR)(a)
2,045,000	5.500	12/01/2039	1,718,811
5,790,000	5.750	12/01/2049	4,741,523
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Subordinate Bonds Series 2021B (NR/NR) (NR/NR)(a)
2,350,000	8.000	12/15/2049	2,020,466
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(a)
5,490,000	5.500	12/01/2039	4,662,496
10,900,000	5.750	12/01/2049	8,991,691
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(a)
2,370,000	8.000	12/15/2049	2,058,057
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
25,035,000	5.000	10/01/2032	23,825,982
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(a)
5,555,000	5.000	12/01/2028	5,738,822
7,200,000	5.000	12/01/2034	7,267,680
4,800,000	4.000	12/01/2035	4,240,858
4,800,000	4.000	12/01/2036	4,198,767
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)(d)
2,470,000	5.375	12/01/2022	2,552,306
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)(d)
1,223,000	8.000	12/15/2022	1,270,061
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
665,000	5.000	12/01/2030	677,455
2,500,000	5.000	12/01/2032	2,521,714
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000	5.000	12/01/2032	432,278
1,825,000	4.000	12/01/2038	1,559,952
1,690,000	5.000	12/01/2048	1,658,556
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
1,185,000	4.000	12/01/2038	1,010,364
1,900,000	4.000	12/01/2039	1,605,390
950,000	4.000	12/01/2040	785,137

Municipal Bonds – (continued)
Colorado – (continued)
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,715,000	5.000	06/01/2049	3,180,217
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL) (A2/A)(f)
3,000,000	0.000	09/01/2039	1,254,201
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)(f)
15,000,000	0.000	09/01/2028	11,757,946
4,100,000	0.000	09/01/2034	2,338,383
E-470 Public Highway Authority RB Series 2010 A (A2/A)(f)
20,000,000	0.000	09/01/2040	7,828,040
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds Series 2021 (NR/NR)
1,600,000	5.000	12/01/2051	1,296,512
El Paso County Waterview II Metropolitan LT GO Bonds Series 2022A (NR/NR)
2,000,000	5.000	12/01/2051	1,631,960
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(a)
2,950,000	5.550	12/01/2047	2,874,298
First Creek Village Metropolitan District GO Bonds Series 2019 A (Ba1/NR)
1,580,000	5.000	08/01/2049	1,406,652
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750	08/01/2049	485,892
Four Corners Business Improvement District LT Supported RB Series 2022 (NR/NR)
2,500,000	6.000	12/01/2052	2,169,274
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000	4.250	12/01/2051	1,689,569
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
4,500,000	5.750	12/01/2048	4,228,035
Greenspire Metropolitan District GO LT Bonds Series 2022 (NR/NR)
1,430,000	5.125	12/01/2051	1,201,063
Greenways Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)
1,080,000	4.625	12/01/2051	796,112
Haskins Station Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2039	590,330
925,000	5.000	12/01/2049	787,493
Hidden Creek Metropolitan District GO Bonds Series 2021 A (NR/NR)(a)
1,140,000	4.625	12/01/2045	858,252
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL) (A2/NR)
3,930,000	4.000	12/01/2047	3,428,928
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
570,000	5.000	12/01/2051	454,532
Horizon Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)(a)
1,187,000	4.500	12/01/2051	790,534

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
$2,000,000	5.000%	12/01/2049	$1,740,646
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000	4.250	12/01/2051	878,269
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (Ba2/NR)
580,000	4.125	12/01/2040	480,913
900,000	4.375	12/01/2047	726,210
Johnstown Farms East Metropolitan District GO LT Bonds Series 2021 (NR/NR)
1,000,000	5.000	12/01/2051	790,690
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
9,525,000	4.250	12/01/2046	7,545,810
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000	12/01/2050	1,647,020
Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)(b)
7,800,000	0.000	12/01/2050	6,007,466
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	3,661,198
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	606,206
Lanterns Metropolitan District No. 2 GO Bonds Series 2021 A (NR/NR)
2,830,000	4.500	12/01/2050	2,015,859
Lochbuie Station Residential Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,180,000	5.750	12/01/2050	1,084,750
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000	4.875	12/01/2051	3,403,121
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/NR)
525,000	4.875	12/01/2040	444,809
750,000	5.125	12/01/2050	618,806
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
2,665,000	5.000	12/01/2049	2,264,429
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
1,473,000	7.375	12/15/2049	1,276,043
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000	4.000	12/01/2051	2,160,242
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
980,000	5.000	12/01/2049	837,988
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
3,225,000	5.000	12/01/2051	2,513,612
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/NR)
2,550,000	7.000	12/01/2052	2,549,630

Municipal Bonds – (continued)
Colorado – (continued)
Murphy Creek Metropolitan District GO LT Bonds Series 2021 (NR/NR)
12,788,000	5.000	12/01/2051	10,097,756
Murphy Creek Metropolitan District GO LT Bonds Series 2022A (NR/NR)
2,140,000	6.000	12/01/2052	1,964,866
Nexus North at DIA Metropolitan District GO Bonds Series 2021 (NR/NR)
1,140,000	5.000	12/01/2051	932,826
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,156,295
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,224,518
5,380,000	5.750	12/01/2047	5,191,396
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
330,000	4.000	12/01/2032	302,572
320,000	4.000	12/01/2033	290,837
190,000	4.000	12/01/2034	170,733
550,000	4.000	12/01/2036	486,789
215,000	4.000	12/01/2038	187,519
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
4,711,000	7.250	12/15/2049	4,099,265
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,315,981
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR)
2,140,000	5.000	12/01/2040	1,909,426
3,335,000	5.250	12/01/2050	2,821,874
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 B (NR/NR)
1,924,000	7.750	12/15/2050	1,682,765
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
1,050,000	4.300	12/01/2050	783,460
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,150,000	5.000	12/01/2051	950,170
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000	12/01/2050	1,009,613
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(a)
1,000,000	5.000	12/01/2040	919,358
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000	12/01/2049	699,162
Powhaton Community Authority LT Supported RB Series 2021 (NR/NR)
5,460,000	5.000	12/01/2051	4,341,384
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)(d)
2,000,000	5.625	12/01/2023	2,108,226

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(a)
$3,000,000	5.000%	12/15/2041	$2,706,659
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
840,000	4.125	12/15/2036	721,328
725,000	4.875	12/15/2044	609,412
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A2/A-)
4,200,000	6.500	11/15/2038	4,787,292
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A (NR/NR)(a)
5,400,000	4.750	12/01/2045	4,590,409
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B (NR/NR)(a)(f)
150,000	0.000	12/01/2025	124,109
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,930,000	5.000	12/01/2049	8,512,077
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,750,000	4.000	12/01/2051	1,155,542
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,250,000	3.625	12/01/2044	1,533,321
Ridgeline Vista Metropolitan District GO Bonds Series 2021 A (NR/NR)
1,000,000	5.250	12/01/2060	904,402
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,010,649
Riverview Metropolitan District GO Refunding Bonds Series 2021 (NR/NR)
500,000	5.000	12/01/2051	403,712
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000	5.250	12/01/2051	4,068,074
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
1,055,000	5.000	12/01/2050	865,761
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000	12/01/2039	3,162,078
5,695,000	5.000	12/01/2049	4,916,810
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
9,375,000	5.250	12/01/2051	7,602,521
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)(d)
550,000	5.125	12/01/2023	577,314
1,000,000	5.125	12/01/2023	1,049,662
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)(d)
635,000	7.250	12/15/2023	681,561
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)(a)
1,000,000	5.000	12/01/2040	873,987
1,625,000	5.125	12/01/2050	1,354,163
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,460,000	5.000	12/01/2049	1,375,209

Municipal Bonds – (continued)
Colorado – (continued)
Sky Ranch Community Authority Board LT Support District Bonds Series 2022A (NR/NR)
4,345,000	5.750	12/01/2052	3,853,639
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
375,000	4.000	12/01/2039	348,598
750,000	4.000	12/01/2044	656,989
2,210,000	3.000	12/01/2049	1,473,916
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	1,973,086
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	444,066
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,345,092
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
650,000	5.000	12/01/2039	667,334
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (NR/NR)
8,920,000	5.000	12/01/2038	8,427,641
18,750,000	5.000	12/01/2047	16,619,539
Sterling Ranch Community Authority Board RB for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
720,000	7.125	12/15/2050	643,992
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
2,500,000	4.250	12/01/2050	1,922,589
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	1,866,363
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (Baa3/NR)
8,000,000	6.000	12/01/2050	8,317,386
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,100,000	5.000	12/01/2040	1,037,221
1,750,000	5.000	12/01/2049	1,603,251
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,730,000	5.750	12/01/2050	1,584,371
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
815,000	5.250	12/01/2037	771,548
2,400,000	5.375	12/01/2047	2,170,997
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
805,000	5.000	12/01/2050	838,030
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
1,570,000	4.375	12/01/2044	1,282,674

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
$580,000	5.000%	12/01/2040	$515,154
1,020,000	5.000	12/01/2050	842,342
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,500,000	5.000	12/01/2050	1,225,617
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2 (NR/NR)(b)
1,000,000	0.000	12/01/2050	620,177
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3 (NR/NR)
4,238,000	8.000	12/15/2050	3,590,334
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)(d)
863,000	5.000	12/01/2022	891,181
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,467,000	7.375	12/15/2047	1,288,846
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	937,447
2,500,000	5.000	12/01/2047	2,206,758
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
980,000	5.000	12/01/2050	832,264
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
181,000	7.750	12/15/2050	161,822
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,155,531
Windler Public Improvement Authority RB Series 2021 A-1 (NR/NR)
12,250,000	4.125	12/01/2051	7,734,594
Windler Public Improvement Authority RB Series 2021 A-2 (NR/NR)(b)
9,400,000	0.000	12/01/2051	4,567,710
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,409,970
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A (NR/NR)(a)
2,184,000	5.125	12/01/2050	1,702,539
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,825,000	6.250	12/15/2040	1,687,329

			520,923,806

Connecticut – 0.4%
City of New Haven CT GO Bonds Series 2018 (BBB+/NR)
410,000	5.500	08/01/2038	432,784
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
900,000	5.500	08/01/2034	960,957
500,000	5.500	08/01/2035	532,993
420,000	5.500	08/01/2036	447,178
400,000	5.500	08/01/2037	424,046

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)(a)
1,150,000	5.000	01/01/2045	1,066,894
1,650,000	5.000	01/01/2055	1,475,870
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
1,015,000	4.000	07/01/2039	812,007
3,500,000	4.000	07/01/2044	2,638,476
3,500,000	4.000	07/01/2049	2,526,196
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/CCC+)(a)
20,100,000	7.000	02/01/2045	20,223,969
State of Connecticut GO Bonds Series 2018 C (Aa3/A+)
450,000	5.000	06/15/2032	482,207
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/A+)
500,000	4.000	04/15/2037	466,905
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BBB-)
2,455,000	5.375	07/01/2052	2,257,794
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(a)
1,125,000	4.000	04/01/2051	866,244

			35,614,520

Delaware – 0.2%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
1,075,000	4.000	06/01/2052	783,346
1,125,000	4.000	06/01/2057	793,274
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (NR/NR)
3,785,000	5.000	11/15/2048	3,703,765
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000	4.000	07/01/2043	2,736,633
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000	5.000	08/01/2049	756,289
795,000	5.000	08/01/2054	691,319
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000	5.000	09/01/2050	1,853,455
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
5,184,000	4.000	07/01/2035	4,615,037

			15,933,118

District of Columbia – 1.0%
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
655,000	4.000	07/01/2044	548,082
1,300,000	4.000	07/01/2049	1,052,097

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia RB for Rocketship DC Obligated Group Series 2021 A (NR/NR)(a)
$600,000	5.000%	06/01/2061	$530,439
District of Columbia RB for Rocketship DC Obligated Group Series 2021A (NR/NR)(a)
445,000	5.000	06/01/2051	407,253
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000	6.500	10/01/2044	40,735,351
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
7,065,000	3.000	10/01/2050	4,929,666
3,570,000	4.000	10/01/2053	3,058,568
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
815,000	4.000	10/01/2044	700,226
1,610,000	4.000	10/01/2049	1,348,154
1,115,000	4.000	10/01/2053	921,432
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (NR/NR)
25,000,000	6.500	10/01/2041	27,928,302

			82,159,570

Florida – 14.8%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,385,000	5.500	06/15/2052	1,339,663
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,595,000	4.750	05/01/2036	3,449,124
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
625,000	5.000	05/01/2039	603,126
1,025,000	5.100	05/01/2049	963,955
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625	05/01/2040	1,233,880
5,755,000	4.000	05/01/2051	4,495,035
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
500,000	3.750	05/01/2029	463,692
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
1,715,000	3.500	05/01/2031	1,543,075
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
3,970,000	3.500	05/01/2032	3,814,154
6,700,000	3.700	05/01/2036	6,212,708
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
730,000	4.625	05/01/2028	725,237
1,795,000	5.000	05/01/2036	1,750,736

Municipal Bonds – (continued)
Florida – (continued)
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,305,000	6.900	05/01/2036	3,211,411
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
860,000	6.900	05/01/2036	821,372
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
500,000	4.000	11/01/2040	427,207
3,155,000	4.000	11/01/2050	2,484,657
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(a)
1,845,000	5.100	05/01/2039	1,780,883
3,080,000	5.200	05/01/2049	2,922,779
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)(a)
270,000	2.750	05/01/2031	217,838
515,000	3.125	05/01/2041	367,829
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(a)
500,000	3.200	05/01/2041	363,031
1,025,000	4.000	05/01/2052	797,400
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(a)
775,000	3.200	05/01/2041	564,365
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	559,181
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
740,000	5.750	05/01/2048	737,634
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
250,000	3.375	05/01/2041	187,745
475,000	4.000	05/01/2051	371,630
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,810,000	6.000	05/01/2048	1,856,791
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
650,000	3.125	05/01/2041	465,456
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
775,000	5.625	05/01/2052	733,506
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
580,000	3.750	05/01/2040	462,405
880,000	4.000	05/01/2051	687,338

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(a)
$900,000	4.500%	06/01/2039	$830,826
1,630,000	4.625	06/01/2049	1,439,640
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
550,000	4.000	05/01/2051	429,195
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
1,000,000	4.000	05/01/2050	785,499
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
390,000	4.000	05/01/2051	304,338
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
910,000	4.750	11/01/2026	916,292
700,000	5.000	11/01/2031	701,584
5,995,000	5.250	11/01/2046	5,898,172
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(a)
935,000	5.000	11/01/2049	876,060
750,000	5.125	11/01/2049	711,851
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
3,500,000	5.000	05/01/2042	3,335,799
4,250,000	5.000	05/01/2053	3,948,657
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
1,880,000	4.000	05/01/2052	1,458,871
Balm Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,575,000	4.000	11/01/2042	1,311,730
1,575,000	4.125	11/01/2051	1,253,836
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
955,000	5.000	11/01/2036	935,180
1,055,000	5.000	11/01/2048	985,198
Bannon Lakes Community Development District Special Assessment RB Series 2022 (NR/NR)
2,160,000	4.000	05/01/2053	1,672,927
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(a)
705,000	3.500	05/01/2041	535,161
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
1,840,000	4.250	05/01/2029	1,860,465
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
905,000	5.000	05/01/2035	893,458
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
890,000	3.750	05/01/2031	804,245
1,025,000	4.000	05/01/2037	915,818

Municipal Bonds – (continued)
Florida – (continued)
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
1,610,000	4.250	05/01/2031	1,553,890
2,810,000	4.250	05/01/2037	2,571,697
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(a)
1,300,000	6.375	11/01/2049	1,285,050
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
465,000	6.000	11/01/2027	485,702
490,000	3.750	11/01/2031	435,236
2,975,000	6.500	11/01/2043	3,202,592
1,495,000	4.125	11/01/2046	1,208,039
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000	05/01/2040	888,875
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125	11/01/2033	808,220
1,000,000	6.500	11/01/2043	1,056,199
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,285,000	3.625	12/15/2040	1,012,042
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000	3.625	05/01/2041	953,014
1,500,000	4.000	05/01/2051	1,166,585
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
1,680,000	4.700	05/01/2036	1,612,551
3,200,000	4.875	05/01/2047	2,957,520
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750	06/15/2040	258,864
950,000	4.000	06/15/2050	745,838
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
975,000	5.625	06/15/2052	932,290
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	806,351
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
1,165,000	3.500	05/01/2041	877,621
1,360,000	4.000	05/01/2051	1,061,223
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625	05/01/2040	443,867
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR/NR)
1,650,000	4.000	06/15/2052	1,279,475
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
6,370,000	5.750	05/01/2035	6,442,973

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR/NR)
$1,610,000	4.000%	05/01/2052	$1,249,372
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.150	05/01/2041	718,750
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,000,000	5.500	05/01/2042	959,585
1,500,000	5.625	05/01/2052	1,427,657
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
900,000	5.625	05/01/2042	845,135
1,305,000	5.750	05/01/2052	1,214,130
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,040,000	5.500	05/01/2052	1,039,950
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	12/15/2039	861,904
1,350,000	4.000	12/15/2049	1,071,189
Capital Trust Agency Educational Facilities RB Series 2021A (NR/NR)(a)
2,210,000	5.000	12/01/2056	1,609,888
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(a)
61,455,000	5.250	12/01/2058	52,307,399
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(a)
595,000	4.000	07/01/2056	394,303
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(a)
3,030,000	5.000	06/01/2056	2,457,038
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba1/NR)(a)
1,155,000	5.000	12/15/2049	1,012,130
1,075,000	5.000	12/15/2054	925,921
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
275,000	5.000	08/01/2040	267,484
750,000	5.000	08/01/2055	692,846
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(a)
2,025,000	5.250	12/01/2043	1,824,010
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
495,000	5.125	05/01/2038	485,302
1,000,000	5.250	05/01/2049	965,153
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
850,000	4.000	05/01/2051	663,670
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	367,321
500,000	4.500	12/15/2032	481,901
975,000	4.700	12/15/2037	930,384

Municipal Bonds – (continued)
Florida – (continued)
Century Parc Community Development District Special Assessment Refunding Series 2012 (NR/A)
1,705,000	4.500	11/01/2031	1,705,380
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
630,000	3.750	05/01/2040	502,285
705,000	4.000	05/01/2050	553,799
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	3.350	05/01/2041	605,042
1,165,000	4.000	05/01/2051	909,062
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(a)
730,000	3.375	05/01/2041	546,610
1,055,000	4.000	05/01/2052	823,287
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,720,000	3.700	05/01/2040	1,361,251
3,010,000	4.000	05/01/2051	2,351,008
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,510,000	4.375	05/01/2050	1,262,614
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
1,055,000	4.000	05/01/2052	818,117
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(a)
3,750,000	4.000	10/01/2051	2,561,050
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(a)
800,000	5.500	10/01/2036	769,985
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(a)
5,900,000	5.000	10/01/2049	5,075,189
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,750,000	4.000	10/01/2034	1,738,431
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
975,000	5.250	06/01/2052	892,525
1,750,000	5.375	06/01/2057	1,602,003
1,375,000	5.625	06/01/2062	1,286,638
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A-)
1,495,000	4.000	07/01/2045	1,285,571
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
480,000	5.000	01/01/2037	447,486
1,725,000	5.000	01/01/2047	1,507,916
1,615,000	5.000	01/01/2052	1,385,577
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A2/AA)(b)
25,620,000	0.000	05/01/2046	21,614,633

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(a)
$500,000	4.750%	06/15/2039	$473,240
1,000,000	5.000	06/15/2049	925,396
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
900,000	5.750	05/01/2052	915,191
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
2,990,000	3.500	05/01/2032	2,655,652
1,500,000	3.625	05/01/2035	1,296,168
1,750,000	3.750	05/01/2046	1,391,896
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)*
3,305,000	5.850	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)*
3,980,000	5.000	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
1,030,000	5.850	05/01/2035	938,145
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(f)*
2,939,931	0.000	05/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
270,000	4.000	11/01/2029	258,727
500,000	4.750	11/01/2038	475,247
1,000,000	5.000	11/01/2049	916,831
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000	12/15/2039	367,911
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
495,000	5.625	05/01/2052	477,711
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
535,000	4.000	05/01/2040	455,616
760,000	4.000	05/01/2050	597,004
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
2,185,000	5.125	11/01/2050	1,999,888
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB)
782,000	4.000	05/01/2031	729,065
1,407,000	4.250	05/01/2038	1,239,799
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
940,000	3.750	05/01/2029	901,244
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
4,310,000	4.000	09/01/2044	3,755,860

Municipal Bonds – (continued)
Florida – (continued)
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750	08/15/2050	3,429,275
2,000,000	5.750	08/15/2055	1,677,670
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
1,610,000	4.000	10/01/2054	1,244,317
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (NR/BBB)
500,000	4.000	05/01/2038	443,012
1,175,000	4.125	05/01/2048	997,474
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,570,000	4.700	11/01/2039	1,492,403
2,495,000	4.750	11/01/2049	2,271,027
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
3,845,000	4.750	05/01/2053	3,373,418
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,675,000	4.500	05/01/2052	1,419,476
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,465,000	5.125	05/01/2052	2,275,279
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
1,000,000	4.000	05/01/2051	781,066
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(a)
1,175,000	3.800	05/01/2050	873,309
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(a)
1,175,000	3.875	05/01/2040	970,289
1,210,000	4.000	05/01/2051	945,090
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
570,000	5.000	05/01/2042	522,014
1,150,000	5.125	05/01/2052	1,037,042
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,170,000	5.125	11/01/2048	2,998,277
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,575,000	5.400	05/01/2039	1,528,209
2,640,000	5.500	05/01/2044	2,534,791
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,655,000	5.400	05/01/2049	2,564,522
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
770,000	4.000	05/01/2051	599,644
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	4.750	12/15/2038	954,740
2,995,000	5.000	12/15/2048	2,797,526

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
$3,090,000	3.750%	05/01/2034	$2,950,056
4,260,000	4.000	05/01/2037	4,052,781
DW Bayview Community Development District Sepcial Assessment Bonds for Manatee County Series 2022 (NR/NR)
750,000	5.250	05/01/2052	685,157
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
1,035,000	3.375	05/01/2041	782,483
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,555,000	5.375	05/01/2052	2,477,649
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(a)
950,000	4.125	05/01/2040	822,702
3,785,000	4.125	05/01/2051	3,023,882
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
785,000	4.000	05/01/2051	612,544
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
980,000	3.250	05/01/2041	718,233
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	5.000	11/01/2048	933,837
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750	11/01/2039	475,264
920,000	5.000	11/01/2049	861,712
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
805,000	4.000	05/01/2042	672,318
1,490,000	4.125	05/01/2052	1,183,202
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000	05/01/2040	161,792
500,000	4.125	05/01/2051	398,767
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000	3.600	05/01/2041	1,104,411
2,675,000	4.000	05/01/2051	2,089,351
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
1,975,000	4.000	05/01/2042	1,650,063
6,720,000	4.000	05/01/2052	5,211,132
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
1,100,000	4.000	05/01/2052	853,423
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
425,000	3.500	05/01/2041	321,464
1,065,000	4.000	05/01/2051	828,275

Municipal Bonds – (continued)
Florida – (continued)
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
12,710,000	4.000	08/15/2045	10,135,068
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (A2/AA)
4,745,000	3.000	08/15/2050	3,029,361
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000	11/01/2040	841,610
3,560,000	4.125	11/01/2050	2,867,198
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
105,000	4.000	11/01/2040	89,715
1,695,000	4.125	11/01/2050	1,365,140
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
685,000	6.375	11/01/2026	708,560
3,235,000	7.000	11/01/2045	3,442,168
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
855,000	5.250	11/01/2035	858,295
1,305,000	5.375	11/01/2046	1,290,522
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,245,000	5.000	11/01/2039	1,196,397
1,800,000	5.125	11/01/2049	1,688,710
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
6,645,000	4.000	05/01/2052	5,237,267
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,445,000	3.375	05/01/2041	1,098,126
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,475,000	5.000	05/01/2035	2,463,699
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000	05/01/2040	157,549
500,000	4.200	05/01/2050	406,654
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (NR/A-)
1,465,000	4.375	05/01/2034	1,399,769
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000	3.000	11/01/2041	887,666
Florida Development Finance Corp. Education RB for IPS Florida Project Series 2022 (NR/NR)(a)
2,000,000	5.250	06/15/2029	1,917,016
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(a)
5,000,000	5.500	07/01/2052	4,241,326
3,825,000	5.625	07/01/2056	3,241,643
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)(a)
3,770,000	5.125	10/01/2052	3,306,469

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
$1,725,000	5.250%	10/01/2056	$1,506,954
Florida Development Finance Corp. Educational Revenue Refunding Bonds for Central Charter School Project Series 2022 (NR/NR)(a)
2,735,000	5.875	08/15/2052	2,433,807
2,430,000	6.000	08/15/2057	2,154,129
Florida Development Finance Corp. RB for Brightline Passenger Rail Expansion Project Series 2022A (NR/NR)(a)(c)(d)
36,250,000	7.250	10/03/2023	35,381,722
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(a)
1,650,000	5.000	06/01/2040	1,468,391
2,595,000	5.000	06/01/2055	2,154,654
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(a)
2,005,000	5.250	06/01/2050	1,785,789
3,560,000	5.250	06/01/2055	3,124,283
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
600,000	4.000	07/01/2045	464,380
800,000	4.000	07/01/2055	577,661
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000	06/01/2040	730,426
1,850,000	5.000	06/01/2050	1,532,576
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(a)
19,305,000	7.375	01/01/2049	16,632,545
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,875,000	5.000	06/01/2051	1,490,985
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(a)
830,000	4.000	06/30/2046	598,840
2,580,000	4.000	06/30/2056	1,716,173
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(a)
1,190,000	4.000	06/01/2055	792,403
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-1 (NR/NR)(a)
735,000	2.375	06/01/2027	649,767
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(a)
2,085,000	5.000	09/15/2050	1,811,609
Florida Development Finance Corp. Surface Transportation Facility RB for Virgin Trains USA Passenger Rail Project Series 2019A (NR/NR)(a)(c)(d)
38,295,000	6.500	01/01/2029	32,578,633
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(c)(d)
1,160,000	6.250	01/01/2024	1,103,359
14,940,000	6.375	01/01/2026	13,662,194

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(a)
1,750,000	4.750	06/01/2038	1,589,312
3,000,000	5.000	06/01/2048	2,688,753
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BBB-)
2,580,000	5.000	03/01/2044	2,265,507
5,805,000	5.000	03/01/2049	4,965,272
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
6,060,000	5.000	03/01/2047	5,631,644
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	682,478
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000	4.125	11/01/2039	775,746
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
700,000	4.000	05/01/2031	654,476
1,000,000	4.125	05/01/2038	881,612
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000	3.250	11/01/2049	1,297,252
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	198,392
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,400,000	4.000	05/01/2052	1,089,131
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,100,000	4.250	05/01/2040	967,792
1,375,000	4.500	05/01/2052	1,164,618
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
1,105,000	4.000	11/01/2051	860,506
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
750,000	4.000	05/01/2051	584,069
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,172,748
5,000,000	5.000	11/15/2036	4,809,101
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A1/A)
3,540,000	5.000	10/01/2047	3,526,373
Grove Resort Community Development District Special Assessment RB Series 2022 (NR/NR)
585,000	4.000	05/01/2052	453,964
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
3,000,000	4.375	11/01/2049	2,537,819

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
$1,515,000	4.500%	05/01/2036	$1,426,376
2,275,000	4.625	05/01/2046	2,035,798
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
670,000	4.700	05/01/2042	616,005
2,130,000	5.000	05/01/2052	1,913,761
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
540,000	4.000	05/01/2040	462,566
860,000	4.000	05/01/2051	676,879
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
525,000	3.375	05/01/2041	392,001
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
920,000	3.750	05/01/2034	789,798
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,060,000	3.875	05/01/2039	1,715,728
1,400,000	4.100	05/01/2048	1,140,254
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(a)
1,725,000	4.000	05/01/2031	1,650,041
1,335,000	4.250	05/01/2035	1,252,714
1,810,000	4.250	05/01/2039	1,642,028
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	538,801
1,150,000	4.000	11/01/2051	921,692
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	175,301
500,000	4.250	11/01/2051	418,413
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
700,000	5.000	05/01/2034	698,497
2,170,000	5.125	05/01/2045	2,095,587
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (NR/A)
500,000	5.050	05/01/2031	503,140
500,000	5.150	05/01/2034	502,618
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,720,000	5.700	05/01/2036	1,720,797
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
2,200,000	4.200	05/01/2031	2,081,483
2,000,000	4.350	05/01/2036	1,828,959
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625	05/01/2040	372,115
665,000	4.000	05/01/2050	522,378

Municipal Bonds – (continued)
Florida – (continued)
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(a)
1,000,000	4.875	12/15/2038	961,779
1,000,000	5.000	12/15/2048	931,716
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
1,000,000	4.250	05/01/2031	959,023
2,150,000	4.250	05/01/2036	1,945,430
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
590,000	4.375	11/01/2050	496,345
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,154,483
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(a)
1,065,000	4.000	05/01/2040	907,975
2,375,000	4.000	05/01/2050	1,866,354
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000	11/01/2041	168,288
520,000	5.000	11/01/2050	476,137
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(a)
430,000	5.125	11/01/2049	405,568
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (NR/A-)
2,500,000	4.125	05/01/2035	2,339,174
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
985,000	5.000	11/01/2047	914,913
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
955,000	3.125	05/01/2041	681,080
2,605,000	4.000	05/01/2051	2,034,677
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
290,000	3.500	05/01/2040	226,232
470,000	3.750	05/01/2050	349,999
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
2,000,000	5.000	05/01/2048	1,868,845
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000	06/15/2040	1,147,829
1,060,000	4.000	06/15/2050	836,432
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
2,725,000	5.625	05/01/2053	2,447,964
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000	4.100	05/01/2051	211,241

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
$325,000	4.300%	05/01/2051	$266,960
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
900,000	4.125	05/01/2031	820,874
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
325,000	3.625	05/01/2041	247,430
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
1,900,000	4.000	05/01/2050	1,500,087
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200	05/01/2030	450,247
525,000	3.750	05/01/2040	417,903
670,000	3.900	05/01/2050	507,018
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(a)
1,085,000	3.625	05/01/2040	849,479
2,500,000	3.875	05/01/2051	1,864,613
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850	05/01/2039	203,634
575,000	4.000	05/01/2049	457,130
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project – Phase 2C Series 2020 (NR/NR)
1,275,000	4.000	05/01/2050	999,073
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
1,735,000	6.700	05/01/2033	1,749,952
4,710,000	7.000	05/01/2043	4,751,307
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,295,000	5.600	05/01/2044	6,239,751
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	481,808
1,615,000	4.500	05/01/2049	1,396,394
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(a)
1,000,000	5.000	05/01/2037	978,699
2,365,000	5.125	05/01/2047	2,263,644
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(a)
575,000	3.750	05/01/2039	465,489
555,000	4.000	05/01/2049	441,230
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
690,000	4.400	05/01/2039	627,260
795,000	4.500	05/01/2049	687,389
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
1,125,000	4.625	05/01/2027	1,127,045
2,500,000	5.250	05/01/2037	2,489,819
5,815,000	5.375	05/01/2047	5,635,182

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1A Series 2018 (NR/NR)
1,175,000	5.000	05/01/2038	1,144,307
2,545,000	5.100	05/01/2048	2,415,706
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1B Series 2018 (NR/NR)
3,760,000	5.450	05/01/2048	3,659,129
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
925,000	4.250	05/01/2026	916,373
5,215,000	5.000	05/01/2036	5,131,244
13,120,000	5.125	05/01/2046	12,472,729
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
1,735,000	2.500	05/01/2033	1,397,890
1,685,000	2.625	05/01/2037	1,268,377
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
585,000	4.000	05/01/2052	453,648
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project – Phase 2B Series 2020 (NR/NR)(a)
2,100,000	3.750	05/01/2040	1,674,048
1,250,000	4.000	05/01/2050	981,914
Lakewood Ranch Stewardship District Special Assessment The Isles at Lakewood Ranch Project Series 2021 (NR/NR)
650,000	3.125	05/01/2041	463,307
925,000	4.000	05/01/2051	722,486
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,092,792
2,250,000	4.875	05/01/2049	2,062,898
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/A)
1,930,000	3.000	05/01/2035	1,516,499
1,990,000	3.000	05/01/2038	1,490,705
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375	05/01/2030	562,838
895,000	4.000	05/01/2038	781,635
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
450,000	5.000	05/01/2042	412,612
1,400,000	5.125	05/01/2052	1,264,304
Lee County IDA Healthcare Facilities RB for Cypress Cover at Healthpark Project Series 2022A Tax Exempt Fixed Rate Bonds (NR/NR)
955,000	5.250	10/01/2052	826,321
4,250,000	5.250	10/01/2057	3,596,359
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
1,430,000	4.000	05/01/2031	1,359,097
1,860,000	4.000	05/01/2036	1,699,229

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
$1,610,000	4.400%	05/01/2040	$1,444,109
2,840,000	4.600	05/01/2051	2,459,420
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	929,409
1,775,000	5.125	05/01/2049	1,668,384
Longleaf Community Development District (NR/NR)
1,109,000	5.375	05/01/2030	1,082,370
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
2,940,000	5.400	05/01/2030	2,868,584
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000	05/01/2050	2,998,810
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
2,650,000	3.250	05/01/2031	2,217,211
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
835,000	3.450	05/01/2041	631,256
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
855,000	4.625	05/01/2039	798,412
1,340,000	4.750	05/01/2050	1,199,893
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,755,000	4.000	06/15/2039	1,521,760
2,920,000	4.375	06/15/2049	2,476,637
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,650,000	5.000	05/01/2032	1,627,098
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
2,800,000	5.125	11/01/2038	2,771,181
4,750,000	5.250	11/01/2049	4,557,762
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)*
880,000	5.250	05/01/2015	21,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)*
1,380,000	6.150	11/01/2014	33,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
500,000	7.250	05/01/2035	510,053
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)*
1,075,000	5.250	05/01/2015	25,800
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
530,000	3.750	05/01/2052	384,169
900,000	4.000	05/01/2052	697,919
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	958,640
1,700,000	5.000	05/01/2048	1,588,518

Municipal Bonds – (continued)
Florida – (continued)
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (Baa1/NR)
1,500,000	5.000	11/15/2039	1,495,651
Miami RB Refunding for Miami Tunnel Project Series 2012 (Aa3/NR)(a)
1,165,000	5.000	03/01/2030	1,173,198
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
315,000	4.000	11/01/2023	314,472
600,000	4.750	11/01/2027	604,277
4,000,000	5.125	11/01/2039	4,011,172
4,135,000	5.250	11/01/2049	4,039,965
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (NR/Ba2)(a)
1,585,000	5.250	07/01/2052	1,346,541
2,000,000	5.500	07/01/2061	1,690,960
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,440,000	5.000	05/01/2029	3,447,647
3,515,000	5.000	05/01/2037	3,500,881
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
2,920,000	3.250	05/01/2032	2,394,886
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,875,000	3.500	05/01/2041	1,409,284
2,455,000	4.000	05/01/2051	1,912,740
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,090,000	5.600	05/01/2042	1,058,429
1,725,000	5.750	05/01/2053	1,671,450
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
1,550,000	5.000	05/01/2028	1,560,673
1,200,000	5.000	05/01/2035	1,180,692
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (NR/AA)
1,820,000	3.500	05/01/2036	1,650,509
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	743,864
1,230,000	5.625	11/01/2045	1,235,567
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,185,000	5.125	11/01/2048	1,130,247
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,250,000	3.875	05/01/2041	976,802
2,250,000	4.125	05/01/2052	1,783,525
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(a)
815,000	3.500	05/01/2038	656,433
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(a)
30,000	3.500	05/01/2031	25,845
100,000	4.000	05/01/2038	86,980

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
New River Community Development District Special Assessment Series 2006 B (NR/NR)*
$3,260,000	5.000%	05/01/2013	$33
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
1,200,000	3.375	11/01/2041	891,732
2,350,000	4.000	11/01/2051	1,833,419
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(a)
1,800,000	5.625	05/01/2052	1,656,986
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
470,000	3.625	05/01/2040	366,146
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
340,000	4.000	06/15/2040	297,488
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850	05/01/2039	2,106,302
3,625,000	5.000	05/01/2049	3,379,150
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (NR/NR)
1,680,000	5.000	04/01/2024	1,694,290
1,005,000	5.000	04/01/2026	1,005,430
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000	05/01/2040	715,537
905,000	4.000	05/01/2050	710,906
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,680,000	5.375	11/01/2038	1,656,972
3,300,000	5.500	11/01/2049	3,200,675
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
410,000	4.000	05/01/2051	319,291
Palm Beach County Health Facilities Authority Hospital RB for Jupiter Medical Center Project 2022 Series A (BBB-/NR)
1,700,000	5.000	11/01/2047	1,568,872
Palm Beach County Health Facilities Authority RB Anticipation Notes for Green Cay Life Plan Village Project Series 2022A (NR/NR)(a)
7,075,000	11.500	07/01/2027	6,838,277
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,700,000	4.000	05/15/2053	1,831,832
2,175,000	5.000	05/15/2053	1,842,322
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
1,650,000	4.000	06/01/2036	1,370,976
2,200,000	4.250	06/01/2056	1,616,000
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300	05/01/2050	976,952

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
400,000	4.000	11/01/2038	359,161
3,290,000	4.200	11/01/2048	2,831,704
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
3,155,000	3.750	05/01/2031	2,888,548
2,040,000	4.000	05/01/2036	1,873,199
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
595,000	4.000	05/01/2027	582,569
2,380,000	5.000	05/01/2039	2,348,201
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (NR/AA)
530,000	4.125	05/01/2035	532,077
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250	05/01/2039	1,811,008
5,095,000	5.375	05/01/2050	4,900,813
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)
440,000	5.500	11/01/2032	436,197
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000	05/01/2051	624,853
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000	4.700	05/01/2049	2,025,841
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
800,000	4.375	05/01/2031	747,457
1,065,000	4.500	05/01/2034	975,276
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
795,000	3.500	05/01/2041	614,182
Parrish Plantation Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,150,000	5.500	05/01/2052	1,081,360
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
1,400,000	4.000	05/01/2052	1,084,731
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
3,190,000	4.375	05/01/2036	2,924,868
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)(a)
1,000,000	3.250	12/15/2041	727,893
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000	3.300	05/01/2030	557,584
695,000	3.750	05/01/2037	568,458
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,260,000	5.000	07/01/2039	2,134,827

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
$555,000	3.625%	05/01/2040	$433,928
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,915,000	3.500	05/01/2037	1,516,284
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (NR/BBB)
2,795,000	4.750	05/01/2033	2,712,849
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,011,025
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000	11/01/2039	216,191
1,205,000	4.000	11/01/2050	951,348
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
750,000	3.500	05/01/2041	577,411
Reunion East Community Development District (NR/NR)*
2,170,000	7.200	05/01/2022	22
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
6,825,000	5.000	05/01/2033	6,905,207
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500	05/01/2039	432,432
1,520,000	4.625	05/01/2050	1,334,239
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.500	05/01/2040	756,344
825,000	4.750	05/01/2050	740,183
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	4.000	05/01/2052	777,951
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
850,000	5.375	05/01/2042	803,469
2,150,000	5.500	05/01/2052	2,009,847
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000	3.375	05/01/2041	747,588
2,400,000	4.000	05/01/2051	1,874,558
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625	05/01/2040	804,586
1,000,000	3.875	05/01/2051	748,912
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
1,100,000	4.350	05/01/2051	911,807
River Landing Community Development District Special Assessment Series 2020 B (NR/NR)
1,060,000	4.250	11/01/2035	933,039
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,040,000	3.500	05/01/2041	780,557
910,000	4.000	05/01/2051	710,083

Municipal Bonds – (continued)
Florida – (continued)
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
775,000	3.500	05/01/2041	583,655
905,000	4.000	05/01/2051	706,181
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR/NR)
2,435,000	3.450	05/01/2042	1,859,451
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000	06/15/2040	273,599
780,000	4.000	06/15/2050	613,409
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,315,000	4.000	12/15/2051	1,026,242
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
1,410,000	4.125	06/15/2039	1,242,119
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
700,000	4.000	11/01/2051	545,277
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
375,000	3.125	05/01/2030	319,731
980,000	3.625	05/01/2040	770,699
950,000	3.750	05/01/2050	699,795
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (NR/A1)
4,350,000	4.000	07/01/2048	3,690,584
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
2,880,000	4.125	05/01/2041	2,473,600
2,555,000	4.250	05/01/2053	2,075,434
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
620,000	3.750	05/01/2040	484,735
1,250,000	4.000	05/01/2051	973,448
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,585,000	4.500	05/01/2042	1,412,481
3,155,000	4.625	05/01/2053	2,718,663
Seminole County Industrial Development Authority RB for The Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)(a)
315,000	4.000	06/15/2036	263,741
425,000	4.000	06/15/2041	336,710
1,195,000	4.000	06/15/2051	865,754
1,105,000	4.000	06/15/2056	771,159
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
900,000	5.300	10/01/2037	873,304
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
2,200,000	5.250	11/01/2039	2,139,365
2,815,000	5.375	11/01/2049	2,700,803
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,800,000	5.250	11/01/2049	3,610,999

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$4,000,000	5.000%	05/01/2049	$3,728,717
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
3,150,000	4.000	06/15/2052	2,449,295
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
1,800,000	4.000	05/01/2052	1,394,654
Six Mile Creek Community Development District Capital Improvement RB Series 2021 (NR/NR)
655,000	4.000	05/01/2052	507,499
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
1,325,000	3.500	05/01/2041	990,031
1,125,000	4.000	05/01/2051	875,887
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
310,000	4.125	11/01/2040	267,759
950,000	4.250	11/01/2050	778,013
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(a)
2,100,000	5.125	11/01/2039	2,024,677
3,480,000	5.250	11/01/2049	3,320,412
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,272,566
2,505,000	5.375	05/01/2049	2,421,048
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
1,345,000	4.250	11/01/2037	1,193,136
330,000	4.125	11/01/2040	287,790
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (NR/A)
770,000	3.500	05/01/2032	683,954
485,000	3.625	05/01/2035	420,471
1,695,000	3.750	05/01/2038	1,425,462
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
475,000	4.875	05/01/2035	464,536
95,000	5.000	05/01/2038	93,431
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,027,842
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
1,155,000	3.125	05/01/2041	818,212
835,000	4.000	05/01/2048	664,089
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
365,000	3.600	05/01/2034	306,922
600,000	4.000	05/01/2043	499,313

Municipal Bonds – (continued)
Florida – (continued)
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
425,000	4.300	05/01/2040	376,328
245,000	4.500	05/01/2046	213,432
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)*
3,395,000	5.800	05/01/2035	3,044,334
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)*
2,640,000	5.800	05/01/2035	1,763,966
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
425,000	4.375	05/01/2029	418,157
1,000,000	5.000	05/01/2039	963,526
1,750,000	5.250	05/01/2049	1,676,007
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
1,245,000	5.125	11/01/2037	1,216,209
1,785,000	5.250	11/01/2047	1,715,217
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,030,000	4.800	05/01/2035	982,528
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
700,000	4.000	12/15/2041	537,637
475,000	4.000	12/15/2046	344,412
700,000	4.000	12/15/2050	491,675
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
7,475,000	4.000	08/01/2055	6,105,951
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
2,220,000	4.000	05/01/2052	1,721,535
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)*
418,112	5.500	11/01/2010	225,781
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,150,000	5.000	05/01/2034	2,151,629
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(a)
900,000	4.000	11/01/2051	701,548
Stoneybrook Community Development District Tax Exempt Special Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,750,000	4.300	05/01/2052	1,493,716
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)(g)
875,000	6.375	11/01/2052	875,921

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$1,100,000	4.500%	06/15/2039	$1,015,505
1,100,000	4.625	06/15/2049	971,612
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	1,756,570
3,495,000	5.500	11/01/2044	3,500,918
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,457,201
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,500,000	3.750	12/15/2050	1,095,681
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000	12/15/2039	361,999
860,000	4.125	12/15/2049	697,983
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
575,000	5.200	06/15/2042	556,374
925,000	5.375	06/15/2052	889,144
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	4.000	06/15/2052	797,696
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(a)
325,000	3.300	06/15/2041	241,286
575,000	4.000	06/15/2051	453,280
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(a)
400,000	3.750	06/15/2029	368,067
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000	5.150	06/15/2052	926,983
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
925,000	4.000	05/01/2052	716,219
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
905,000	3.750	05/01/2040	719,447
1,195,000	4.000	05/01/2050	939,199
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
490,000	3.400	05/01/2041	361,824
335,000	4.000	05/01/2051	260,839
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750	05/01/2040	567,560
875,000	4.000	05/01/2051	682,722

Municipal Bonds – (continued)
Florida – (continued)
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
1,000,000	5.200	05/01/2042	921,499
1,800,000	5.350	05/01/2052	1,636,544
Sunbridge Stewardship District Special Assessment RB Series 2022 (NR/NR)
1,550,000	5.500	05/01/2052	1,503,702
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,630,000	4.000	05/01/2038	1,438,297
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
785,000	3.750	05/01/2026	750,098
1,550,000	4.000	05/01/2033	1,426,238
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,374,266
2,350,000	6.000	11/01/2044	2,370,596
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
715,000	3.375	05/01/2041	536,162
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,110,000	4.800	05/01/2036	1,077,304
1,715,000	5.000	05/01/2046	1,611,001
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR/NR)
3,250,000	4.000	06/15/2042	2,712,436
6,000,000	4.000	06/15/2052	4,650,396
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
2,050,000	3.300	12/15/2041	1,506,672
1,875,000	4.000	12/15/2051	1,463,426
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000	06/15/2040	856,251
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
690,000	3.375	05/01/2032	609,746
1,345,000	3.600	05/01/2037	1,143,579
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
615,000	4.000	05/01/2051	479,891
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,630,000	3.500	05/01/2032	1,559,744
1,760,000	3.750	05/01/2040	1,486,082
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(a)
375,000	5.625	05/01/2040	376,170

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
$300,000	5.125%	05/01/2039	$296,674
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,160,000	4.250	05/01/2037	1,053,105
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(a)
8,310,000	4.400	05/01/2040	7,498,984
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
265,000	5.750	11/01/2027	272,051
1,955,000	6.250	11/01/2044	2,044,231
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,645,000	5.375	11/01/2039	2,614,331
5,390,000	5.500	11/01/2049	5,252,318
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,560,000	4.625	06/15/2038	1,465,104
2,440,000	4.750	06/15/2048	2,201,442
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000	12/15/2040	469,715
1,145,000	4.125	12/15/2049	929,020
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (Baa1/A-)
13,300,000	5.000	04/01/2048	13,484,984
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625	05/01/2050	952,875
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(a)
525,000	3.625	05/01/2040	424,721
1,000,000	4.000	05/01/2051	781,066
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
1,700,000	3.000	05/01/2041	1,188,961
1,300,000	4.000	05/01/2052	1,008,106
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(a)
1,000,000	5.375	11/01/2049	952,795
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(a)
875,000	3.750	05/01/2040	691,655
750,000	4.000	05/01/2051	585,190
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
700,000	3.500	11/01/2041	526,835
700,000	4.000	11/01/2050	548,717
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,105,000	5.250	11/01/2027	1,111,793
2,735,000	6.125	11/01/2046	2,759,951

Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(a)
785,000	4.700	11/01/2029	781,240
1,525,000	5.125	11/01/2038	1,473,235
2,170,000	5.375	11/01/2048	2,066,269
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	933,815
1,995,000	4.750	05/01/2050	1,781,025
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(a)
4,625,000	4.750	11/01/2048	4,172,205
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,156,045
1,850,000	5.125	11/01/2049	1,743,389
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
1,340,000	4.000	11/01/2027	1,306,100
3,160,000	4.625	11/01/2037	2,985,277
2,790,000	4.750	11/01/2047	2,525,251
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
900,000	4.000	11/01/2050	703,302
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
2,425,000	5.625	11/01/2045	2,420,837
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
1,400,000	4.000	05/01/2052	1,086,410
Tuckers Pointe Community Development District Special Assessment Revenue Note Series 2022 (NR/NR)
4,200,000	3.625	05/01/2032	3,525,188
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (NR/A)
2,245,000	4.375	05/01/2035	2,114,603
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
1,700,000	3.500	05/01/2032	1,516,189
2,545,000	3.625	05/01/2037	2,166,725
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	588,569
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750	12/15/2039	1,887,682
3,505,000	4.000	12/15/2049	2,812,705
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(a)
2,000,000	4.000	12/15/2028	1,936,275
1,000,000	5.000	12/15/2032	988,920
1,705,000	5.000	12/15/2037	1,654,542
5,330,000	5.000	12/15/2047	4,988,726

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$1,850,000	5.250%	05/01/2052	$1,689,813
Two Rivers West Community Development District Special Assessment Bond Anticipation Note Series 2022 (NR/NR)
1,700,000	3.000	01/15/2023	1,687,345
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(a)
2,420,000	5.500	11/01/2047	2,378,209
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
2,800,000	3.375	05/01/2045	2,175,544
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
1,400,000	4.000	05/01/2051	1,093,492
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
2,760,000	4.000	05/01/2052	2,138,470
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
370,000	6.000	11/01/2027	383,963
2,050,000	6.500	11/01/2043	2,230,198
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
530,000	6.375	11/01/2027	545,188
2,295,000	7.125	11/01/2044	2,380,382
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
4,655,000	5.125	05/01/2049	4,391,562
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
1,000,000	5.000	11/01/2039	966,396
1,700,000	5.125	11/01/2049	1,608,562
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	947,068
1,600,000	5.125	11/01/2049	1,513,941
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
1,215,000	5.875	11/01/2032	1,228,022
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(a)
350,000	3.600	05/01/2041	267,008
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(a)
580,000	3.600	05/01/2041	442,470
940,000	4.000	05/01/2051	731,363
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
4,360,000	4.000	05/01/2031	4,089,735
1,700,000	4.125	05/01/2034	1,563,241
1,000,000	4.250	05/01/2037	912,646
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB)(a)
1,980,000	4.000	05/01/2031	1,845,971
2,940,000	4.000	05/01/2037	2,624,029

Municipal Bonds – (continued)
Florida – (continued)
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
735,000	5.125	11/01/2035	721,773
990,000	5.250	11/01/2046	947,095
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	225,657
1,700,000	4.000	05/01/2050	1,335,514
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000	05/01/2040	315,068
2,015,000	4.000	05/01/2050	1,582,845
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	225,657
1,740,000	4.000	05/01/2050	1,366,824
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
1,625,000	2.600	05/01/2034	1,220,273
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
1,630,000	3.125	05/01/2041	1,167,966
1,590,000	4.000	05/01/2053	1,228,896
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750	05/01/2037	825,798
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
3,905,000	6.000	05/01/2044	3,935,508
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(a)
6,815,000	4.375	05/01/2050	6,267,706
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
9,675,000	3.700	05/01/2050	7,168,259
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(a)
4,200,000	3.250	05/01/2040	3,197,026
9,325,000	3.500	05/01/2051	6,573,909
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (NR/NR)
1,340,000	4.000	05/01/2033	1,229,606
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (NR/NR)
1,095,000	4.000	05/01/2034	997,564
Village Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
4,425,000	3.250	05/01/2052	2,873,134
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
1,150,000	5.250	05/01/2053	1,061,420
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
1,130,000	4.000	05/01/2052	879,608
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
885,000	4.625	05/01/2039	826,426
1,360,000	4.875	05/01/2050	1,238,530

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$555,000	3.750%	05/01/2040	$441,194
1,000,000	4.000	05/01/2051	781,066
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB-)
1,000,000	3.750	11/01/2031	874,673
1,000,000	4.000	11/01/2036	871,227
1,300,000	4.125	11/01/2046	1,065,358
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
2,560,000	5.500	05/01/2034	2,572,123
3,815,000	5.750	05/01/2044	3,831,864
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250	05/01/2049	3,867,010
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/BBB+)
3,230,000	4.200	05/01/2036	2,901,300
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,640,000	5.125	11/01/2038	1,592,046
2,800,000	5.250	11/01/2049	2,675,355
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000	5.125	11/01/2035	1,209,379
1,945,000	5.500	11/01/2045	1,927,300
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250	11/01/2049	1,006,499
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(a)
570,000	3.625	05/01/2041	437,067
1,545,000	4.000	05/01/2051	1,205,580
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
550,000	5.250	05/01/2052	498,812
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,445,000	3.400	05/01/2041	1,071,302
1,265,000	4.000	05/01/2051	985,587
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,222,270
3,790,000	5.000	05/01/2050	3,529,272
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
1,855,000	4.000	05/01/2051	1,456,448
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(a)
480,000	5.000	05/01/2038	465,664
600,000	5.200	05/01/2048	573,742
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625	05/01/2039	924,477
1,590,000	4.850	05/01/2049	1,452,803

Municipal Bonds – (continued)
Florida – (continued)
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(a)
800,000	4.100	05/01/2037	717,888
795,000	4.125	05/01/2038	707,953
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,156,232
2,000,000	5.200	05/01/2050	1,898,955
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,650,000	4.000	05/01/2052	1,283,619
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,100,000	5.750	05/01/2052	1,068,006
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,175,000	4.000	05/01/2052	910,399
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	883,052
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
1,770,000	5.000	11/01/2045	1,669,990
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,260,000	4.250	05/01/2052	1,023,316
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
1,500,000	4.400	11/01/2035	1,370,349
625,000	4.250	05/01/2040	549,882
500,000	4.500	05/01/2051	425,811
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
380,000	5.375	05/01/2035	382,578
3,025,000	5.625	05/01/2045	3,041,082
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	761,585
1,445,000	5.000	05/01/2047	1,353,622
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,585,000	3.700	05/01/2040	1,254,370
1,960,000	3.875	05/01/2050	1,475,180
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
575,000	3.375	05/01/2041	428,395
910,000	4.000	05/01/2051	714,148

			1,254,261,896

Georgia – 1.0%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A1/A)
1,500,000	5.250	07/01/2040	1,541,575

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A2/A-)
$1,000,000	4.000%	07/01/2040	$914,398
Burke County Development Authority Pollution Control RB Fifth Series 1995 (BBB+/A-2/A-)
1,875,000	2.200	10/01/2032	1,676,709
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
900,000	5.125	03/01/2052	597,765
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
7,695,000	4.000	01/01/2054	5,865,502
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/NR)(a)
940,000	3.625	01/01/2031	792,860
940,000	5.000	01/01/2036	829,707
3,130,000	5.000	01/01/2054	2,409,044
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
6,650,000	5.000	05/15/2043	6,497,228
24,850,000	5.000	05/15/2049	23,797,637
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A)
2,200,000	5.000	01/01/2034	2,244,473
6,000,000	5.000	01/01/2039	6,001,026
29,610,000	5.000	01/01/2049	28,730,965
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(a)
3,500,000	4.000	01/01/2038	3,085,503

			84,984,392

Guam – 0.5%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)(g)
610,000	5.125	10/01/2034	556,977
220,000	5.250	10/01/2035	201,048
510,000	5.250	10/01/2036	463,679
300,000	5.375	10/01/2040	270,654
975,000	5.375	10/01/2043	867,686
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (AGM) (Baa2/NR)
1,265,000	6.125	10/01/2043	1,294,677
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (Baa2/NR)(d)
2,560,000	6.375	10/01/2023	2,626,233
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
1,500,000	3.839	10/01/2036	1,236,985
1,925,000	4.460	10/01/2043	1,547,318
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
6,240,000	5.000	02/01/2040	5,680,269
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
500,000	5.000	12/01/2031	492,111
4,515,000	5.000	12/01/2046	4,121,226

Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (Baa2/A-)
9,675,000	5.000	01/01/2046	9,748,365
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
7,170,000	5.000	01/01/2050	7,175,651
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
1,165,000	5.000	07/01/2033	1,191,357
960,000	5.000	07/01/2035	978,697
1,920,000	5.000	07/01/2036	1,956,210
1,365,000	5.000	07/01/2037	1,389,072
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000	5.000	07/01/2048	2,542,272
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
1,000,000	5.000	11/01/2035	949,409
1,400,000	5.000	11/01/2040	1,290,624

			46,580,520

Hawaii – 0.2%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Baa1/NR)
12,170,000	3.200	07/01/2039	9,350,255
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
675,000	5.000	05/15/2044	665,071
2,750,000	5.000	05/15/2049	2,667,723

			12,683,049

Illinois – 9.3%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (Ba3/BB)
1,400,000	5.382	12/01/2023	1,389,860
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
16,000,000	6.000	04/01/2046	16,663,246
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
1,700,000	5.000	04/01/2042	1,704,212
1,625,000	5.000	04/01/2046	1,616,413
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
4,415,000	0.000	12/01/2027	3,467,831
685,000	0.000	12/01/2028	510,649
9,125,000	0.000	12/01/2029	6,455,040
6,905,000	0.000	12/01/2030	4,615,338
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
125,000	0.000	12/01/2029	88,425
775,000	0.000	12/01/2030	518,014
Chicago Illinois Board of Education GO Bonds Series 2017 A (NR/BB)(a)
5,500,000	7.000	12/01/2046	6,011,732

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
$22,095,000	0.000%	12/01/2031	$13,908,922
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL) (Baa2/BB)
5,000,000	5.500	12/01/2026	5,196,134
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
8,965,000	5.500	12/01/2029	9,612,914
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB)
20,125,000	5.250	12/01/2035	20,120,067
10,410,000	5.250	12/01/2039	10,475,625
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (Ba3/BB)
5,555,000	5.500	12/01/2030	5,981,743
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
13,525,000	6.038	12/01/2029	12,694,227
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (Ba3/BB)
9,025,000	4.000	12/01/2035	7,937,983
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
54,375,000	7.000	12/01/2044	58,036,232
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
61,035,000	6.500	12/01/2046	64,663,696
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
1,250,000	5.000	12/01/2030	1,279,875
1,025,000	5.000	12/01/2031	1,045,721
1,000,000	5.000	12/01/2032	1,017,125
1,250,000	5.000	12/01/2034	1,263,727
1,000,000	5.000	12/01/2035	1,009,529
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
6,535,000	5.000	12/01/2029	6,746,037
1,000,000	5.000	12/01/2030	1,023,900
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Ba1/BBB+)(f)
11,545,000	0.000	01/01/2032	7,247,102
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Ba1/WR/BBB+)
1,800,000	5.500	01/01/2037	1,804,717
Chicago Illinois GO Bonds Project Refunding Series 2014 A (Ba1/BBB+)
8,375,000	5.250	01/01/2033	8,328,445
6,295,000	5.000	01/01/2034	6,167,363
10,500,000	5.000	01/01/2036	10,241,110

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Series 2010 B (Ba1/BBB+)
3,145,000	7.517	01/01/2040	3,207,195
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
4,180,000	5.500	01/01/2039	4,190,954
Chicago Illinois GO Bonds Series 2015 B (NR/BBB+)
14,603,000	7.375	01/01/2033	15,018,378
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (Ba1/WR/BBB+)
3,775,000	5.500	01/01/2042	3,783,314
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (Ba1/WR/BBB+)
2,500,000	5.500	01/01/2042	2,506,551
Chicago Illinois GO Refunding Bonds Series 2012 B (Ba1/BBB+)
6,615,000	5.432	01/01/2042	5,332,842
Chicago Illinois GO Refunding Bonds Series 2014 A (Ba1/BBB+)
7,255,000	5.000	01/01/2035	7,092,127
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
14,455,000	5.000	01/01/2038	14,341,749
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
2,660,000	6.000	01/01/2038	2,749,994
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (NR/A)
11,630,000	4.000	01/01/2044	10,271,695
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (NR/A)
1,500,000	5.000	01/01/2039	1,468,058
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
1,950,000	5.250	01/01/2042	2,007,330
5,460,000	4.000	01/01/2052	4,798,317
Chicago Park District GO Bonds Limited Tax Series 2018 A (NR/AA-)
2,585,000	4.000	01/01/2041	2,242,917
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
915,000	3.750	07/01/2041	694,285
City of Chicago Board of Eduaction UT GO Bonds Series 2018D (NR/BB)
2,300,000	5.000	12/01/2046	2,147,143
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (AA/NR)
1,500,000	5.000	12/01/2029	1,548,440
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (BB/NR)
6,270,000	5.000	12/01/2025	6,406,486
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (Ba1/WR/BBB+)
2,685,000	5.500	01/01/2037	2,692,036
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
485,000	5.000	01/01/2031	485,973
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
28,265,000	5.000	01/01/2044	26,873,404
17,105,000	5.500	01/01/2049	17,202,050

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
$6,900,000	5.500%	01/01/2053	$7,204,140
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
2,400,000	4.500	01/01/2048	2,200,017
12,000,000	5.250	01/01/2053	12,083,773
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (A2/AA)
735,000	5.432	01/01/2042	700,269
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (A2/AA)
7,350,000	6.314	01/01/2044	7,707,056
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,818,000	5.800	03/01/2037	1,545,632
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000	4.000	11/15/2047	2,346,212
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,166,000	5.625	03/01/2036	1,110,002
Illinois Finance Authority Charter School RB Series 2021A (NR/NR)(a)
2,250,000	5.000	07/01/2051	1,624,868
2,250,000	5.000	07/01/2056	1,576,647
Illinois Finance Authority Multifamily Housing RB Series 2018A-1 (NR/NR)*
653,503	5.000	12/01/2053	7
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB+)
715,000	5.000	12/01/2034	730,887
920,000	5.000	12/01/2039	930,145
1,175,000	5.000	12/01/2044	1,174,949
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,200,000	5.000	03/01/2047	1,062,974
1,050,000	5.000	03/01/2052	911,698
Illinois Finance Authority RB for Lake Forest College Series 2022A (BBB-/NR)
2,250,000	5.500	10/01/2047	2,065,266
1,925,000	5.250	10/01/2052	1,674,063
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(a)
12,425,000	6.125	04/01/2049	12,053,215
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
950,000	4.000	10/01/2040	791,391
950,000	4.000	10/01/2050	740,909
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
1,645,000	4.000	05/15/2027	1,581,166
2,825,000	5.000	05/15/2037	2,667,961
1,055,000	5.000	05/15/2047	945,040
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
1,500,000	4.000	09/01/2035	1,307,565

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR) – (continued)
1,725,000	5.000	09/01/2036	1,691,810
2,000,000	4.000	09/01/2037	1,706,454
1,620,000	5.000	09/01/2038	1,572,085
2,000,000	4.000	09/01/2039	1,669,492
1,500,000	5.000	09/01/2040	1,442,074
1,500,000	4.000	09/01/2041	1,226,044
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
500,000	5.000	09/01/2036	502,521
3,470,000	5.000	09/01/2046	3,341,429
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
950,000	5.000	05/15/2051	778,515
765,000	5.000	05/15/2056	615,086
Illinois Finance Authority RB Series 2013 A (NR/NR)
3,935,000	5.250	05/15/2047	3,652,941
Illinois Finance Authority RB Series 2021 (NR BB+)(a)
2,125,000	4.000	10/01/2042	1,644,452
Illinois Finance Authority RB Series 2022A (NR/NR)
5,500,000	5.500	06/01/2057	4,820,036
Illinois State GO Bonds Series 2013 (Baa2/BBB)
5,050,000	5.500	07/01/2038	5,061,603
Illinois State GO Bonds Series 2014 (AGM-CR) (A2/AA)
20,000,000	5.000	02/01/2039	19,719,856
Illinois State GO Bonds Series 2014 (Baa2/BBB)
2,525,000	5.000	05/01/2029	2,543,280
10,000,000	5.000	05/01/2030	10,059,933
5,000,000	5.000	05/01/2031	5,022,709
5,000,000	5.000	05/01/2039	4,884,183
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
9,500,000	5.000	12/01/2035	9,397,030
1,770,000	4.500	12/01/2041	1,572,137
4,730,000	5.000	12/01/2042	4,537,410
Illinois State GO Bonds Series 2017 C (Baa2/BBB)
44,385,000	5.000	11/01/2029	45,188,879
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
24,325,000	5.000	11/01/2028	24,792,928
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
350,000	5.000	05/01/2032	354,009
1,940,000	5.000	05/01/2033	1,952,110
5,280,000	5.000	05/01/2042	5,058,300
5,280,000	5.000	05/01/2043	5,044,584
Illinois State GO Bonds Series 2019 C (Baa2/BBB)
6,305,000	4.000	11/01/2042	5,176,201
Illinois State GO Bonds Series 2020 (Baa2/BBB)
1,575,000	5.500	05/01/2039	1,603,217
4,250,000	5.750	05/01/2045	4,342,599
Illinois State GO Bonds Series 2020 C (Baa2/BBB)
6,965,000	4.250	10/01/2045	5,785,292
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,658,000	6.250	03/01/2034	1,535,501
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(f)
15,690,000	0.000	12/15/2032	9,484,036

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL) (NR/NR)(f)
$530,000	0.000%	06/15/2030	$399,674
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (NR/BBB+)(f)
9,370,000	0.000	06/15/2030	6,546,845
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A2/AA)(f)
6,455,000	0.000	06/15/2044	2,088,198
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/BBB+)(f)
66,700,000	0.000	12/15/2056	8,851,797
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A2/AA)(f)
18,400,000	0.000	12/15/2056	2,941,595
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)(f)
70,000,000	0.000	12/15/2054	10,519,992
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (NR/BBB+)
1,340,000	5.000	06/15/2050	1,251,246
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
5,125,000	4.000	06/15/2052	3,884,361
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood Springs Club Series 2006 (NR/NR)
1,538,000	6.000	03/01/2036	1,490,265
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (Baa1/NR)
840,000	4.750	10/01/2029	840,000
1,010,000	4.750	10/01/2032	1,010,000
Regional Transportation Authority Illinois GO Bonds Series 2016 A (A1/AA)
7,730,000	4.000	06/01/2046	6,947,927
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(d)
5,000,000	7.625	11/01/2023	5,222,238
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
9,500,000	4.250	12/01/2040	8,226,366
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
4,910,000	3.250	11/01/2026	4,685,094
State of Illinois GO Bonds Series 2021A (Baa1/BBB+)
4,520,000	4.000	03/01/2041	3,765,742
State of Illinois GO Refunding Bonds Series 2018 A (Baa2/BBB)
3,000,000	5.000	10/01/2027	3,065,730
8,230,000	5.000	10/01/2028	8,417,960
State of Illinois GO Unlimited Bonds Series 2017 A (Baa2/BBB)
2,750,000	4.000	12/01/2033	2,491,554
7,950,000	4.250	12/01/2037	7,064,365

Municipal Bonds – (continued)
Illinois – (continued)
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(a)
380,000	5.000	01/01/2045	318,499
900,000	5.000	01/01/2055	716,606
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000	5.000	01/01/2039	1,752,585
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
540,000	4.125	10/01/2041	472,566
1,080,000	4.125	10/01/2046	910,875

			794,300,860

Indiana – 0.3%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (NR/BBB+)
1,300,000	5.000	02/01/2029	1,305,882
1,250,000	5.250	02/01/2034	1,256,593
1,500,000	5.000	02/01/2039	1,485,869
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
400,000	4.000	09/15/2049	317,213
Indiana Finance Authority Midwestern Disaster Relieft RB Series 2012A (NR/NR)
4,500,000	4.250	11/01/2030	4,314,368
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
865,000	5.000	07/01/2055	758,265
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (Baa3/NR)
3,110,000	3.000	11/01/2030	2,741,974
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Ba1/NR)
2,250,000	3.000	11/01/2030	1,968,545
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Ba1/NR)
2,500,000	3.000	11/01/2030	2,205,702
Indiana Finance Authority Tax Exempt Private Activity Bonds Series 2013 A (NR/NR)(d)
6,250,000	5.000	07/01/2023	6,318,228
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (WR/NR)*
7,520,823	6.500	11/15/2031	75
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
3,300,000	2.500	09/01/2050	1,831,188

			24,503,902

Iowa – 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (NR/BBB-)(c)(d)
2,300,000	5.000	12/01/2042	2,075,187
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)
18,500,000	5.000	12/01/2050	16,043,679

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
$2,050,000	4.000%	05/15/2055	$1,373,499
2,700,000	5.000	05/15/2055	2,271,569
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)
975,000	5.375	10/01/2052	972,287
Tobacco Settlement Authority Asset Backed Bonds Class 1 Senior Current Interest Bonds Series 2021A-2 (NR/BBB+)
3,000,000	4.000	06/01/2049	2,439,009

			25,175,230

Kansas – 0.1%
City of Manhattan Health Care Facilities RB Series 2022A (NR/NR)
2,070,000	4.000	06/01/2052	1,455,447
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
1,075,000	4.000	06/01/2046	790,924
City of Prairie Village Special Obligation Tax Increment Revenue Refunding Bonds Series 2021 (NR/NR)
765,000	2.875	04/01/2030	618,335
940,000	3.125	04/01/2036	686,518
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000	05/15/2028	1,116,010
1,215,000	5.000	05/15/2029	1,162,798
2,850,000	5.000	05/15/2034	2,582,806
1,190,000	5.000	05/15/2050	963,542

			9,376,380

Kentucky – 0.6%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)(a)
4,405,000	4.700	01/01/2052	3,900,855
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)(a)
3,150,000	4.450	01/01/2042	2,846,858
3,375,000	4.700	01/01/2052	2,988,737
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
5,000,000	2.125	10/01/2034	3,685,570
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
6,825,000	2.000	02/01/2032	5,332,899
Kentucky Bond Development Corp. RB for Centre College of Kentucky Series 2021 (A3/A)
700,000	4.000	06/01/2046	564,013
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
205,000	4.000	03/01/2046	166,885
130,000	4.000	03/01/2049	104,197
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (A2/AA)
900,000	4.000	12/01/2041	812,937

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
3,300,000	4.000	06/01/2037	3,010,755
2,925,000	4.000	06/01/2045	2,520,248
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (A2/AA)
1,000,000	4.000	06/01/2037	912,350
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
10,030,000	5.000	08/01/2049	9,575,921
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (NR/A)
5,000,000	5.750	10/01/2042	5,065,580
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
6,000,000	3.000	10/01/2043	4,260,857
Public Energy Authority of Kentucky Gas Supply RB Series 2019 A-1 (NR/NR)(c)(d)
1,275,000	4.000	06/01/2025	1,269,916

			47,018,578

Louisiana – 1.4%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
2,125,000	5.000	12/01/2034	2,122,797
2,375,000	5.000	12/01/2039	2,301,697
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
1,410,000	5.500	06/01/2052	1,352,253
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(a)
1,900,000	4.125	06/01/2039	1,637,822
2,300,000	4.375	06/01/2048	1,905,079
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
1,810,000	3.200	06/01/2041	1,368,327
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(a)
8,790,000	5.000	04/01/2035	8,512,145
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
2,600,000	5.000	10/01/2039	2,712,406
4,850,000	4.000	10/01/2041	4,387,631
Louisiana Public Facilities Authority RB for Geo Academies Mid-City Project Series 2022 (NR/NR)(a)
930,000	6.125	06/01/2052	873,875
1,325,000	6.250	06/01/2062	1,235,480
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)(a)
900,000	6.250	06/01/2052	826,452
1,850,000	6.375	06/01/2062	1,677,230

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(a)
$900,000	6.375%	06/01/2052	$835,249
1,850,000	6.500	06/01/2062	1,698,725
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
4,710,000	3.000	06/01/2050	3,209,949
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
5,225,000	5.000	07/01/2059	5,143,569
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
12,725,000	4.000	05/15/2042	11,122,357
4,600,000	5.000	05/15/2046	4,522,054
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(a)
2,470,000	4.000	06/01/2051	1,792,480
2,070,000	4.000	06/01/2056	1,456,031
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(a)
1,640,000	4.000	06/01/2051	1,190,149
1,065,000	4.000	06/01/2056	749,117
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
12,150,000	5.000	05/15/2042	12,030,497
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A2/A-)
30,395,000	5.000	01/01/2045	29,825,933
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
4,850,000	5.000	01/01/2048	4,741,115
Parish of St. James RB for NuStar Logistics LP Series 2008 (Ba3/BB-) (PUTABLE)(a)(c)(d)(h)
1,400,000	6.100	06/01/2030	1,489,554
Parish of St. James RB for NuStar Logistics LP Series 2010 (Ba3/BB-)(a)
2,375,000	6.350	07/01/2040	2,533,176
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (A2/AA)
2,000,000	5.000	04/01/2048	2,076,792

			115,329,941

Maine – 0.2%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/BBB+)
850,000	4.000	01/01/2037	768,903
1,030,000	4.000	01/01/2038	923,362
800,000	4.000	01/01/2039	709,649
1,400,000	4.000	01/01/2040	1,230,970
Finance Authority of Maine RB Series 2021 (NR/NR) (NR/NR)(a)
1,875,000	8.000	12/01/2051	1,551,382
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A1/A+)
4,000,000	5.000	07/01/2043	3,998,545
5,250,000	5.000	07/01/2048	5,219,857

			14,402,668

Municipal Bonds – (continued)
Maryland – 0.7%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	2,811,779
1,500,000	5.000	09/01/2038	1,467,683
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (NR/CCC)
1,400,000	5.000	09/01/2028	1,347,653
860,000	5.000	09/01/2039	746,685
6,135,000	5.000	09/01/2046	5,166,571
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)(a)
325,000	3.550	06/01/2034	267,347
200,000	3.700	06/01/2039	157,869
300,000	3.875	06/01/2046	228,059
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(a)
290,000	3.400	06/01/2034	234,426
310,000	3.450	06/01/2035	248,845
550,000	3.500	06/01/2039	426,179
1,650,000	3.625	06/01/2046	1,222,863
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000	07/01/2036	1,438,606
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
1,660,000	4.000	01/01/2045	1,402,673
2,370,000	4.000	01/01/2050	1,953,094
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
6,830,000	4.000	01/01/2045	6,138,023
3,840,000	4.000	01/01/2050	3,377,480
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(a)
1,885,000	5.250	07/01/2048	1,766,930
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)(a)
3,765,000	4.000	07/01/2050	3,076,432
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (NR/BB)
2,375,000	5.000	06/01/2058	2,067,541
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (NR/BBB-)
925,000	4.000	07/01/2040	768,084
1,400,000	4.250	07/01/2050	1,113,727
1,175,000	5.000	07/01/2050	1,077,256
2,265,000	5.000	07/01/2056	2,031,501
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa3/NR)
3,050,000	5.000	06/01/2049	3,060,381
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
6,205,000	3.997	04/01/2034	4,968,580
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
1,000,000	4.000	07/01/2050	798,535

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
$840,000	3.000%	10/01/2034	$692,113
500,000	4.000	10/01/2040	448,420
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (NR/BBB-)
650,000	4.000	06/01/2046	530,407
2,000,000	4.000	06/01/2051	1,585,507
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(a)
1,355,000	5.500	05/01/2052	1,210,340
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)(f)
13,800,000	0.000	05/01/2053	2,894,775
10,125,000	0.000	05/01/2054	2,005,736
8,750,000	0.000	05/01/2055	1,636,293
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000	5.000	06/01/2051	1,340,363

			61,708,756

Massachusetts – 0.2%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (Aa1/AA)
2,130,000	3.000	04/01/2044	1,589,980
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)(a)
1,000,000	5.000	11/15/2033	1,022,288
900,000	5.000	11/15/2038	901,520
2,350,000	5.125	11/15/2046	2,343,696
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (Baa1/BBB+)
1,950,000	5.000	10/01/2036	1,974,959
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
260,000	4.000	12/01/2042	222,485
280,000	5.000	12/01/2042	276,156
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(a)
1,000,000	5.000	07/15/2046	883,028
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
2,125,000	4.000	10/01/2045	1,811,289
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
2,125,000	5.000	07/01/2044	2,009,147
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(e) (3M USD LIBOR + 0.57%)
1,040,000	2.434	05/01/2037	979,436

			14,013,984

Municipal Bonds – (continued)
Michigan – 2.6%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(c)
106,985,536	4.000	04/01/2044	77,095,286
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
465,000	5.500	04/01/2031	484,294
370,000	5.500	04/01/2033	382,436
280,000	5.500	04/01/2034	288,339
300,000	5.500	04/01/2035	307,203
345,000	5.500	04/01/2036	352,730
365,000	5.500	04/01/2037	372,167
395,000	5.500	04/01/2038	401,867
555,000	5.500	04/01/2039	563,672
590,000	5.500	04/01/2040	598,049
1,360,000	5.500	04/01/2045	1,366,481
1,940,000	5.500	04/01/2050	1,959,379
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
2,440,000	4.000	04/01/2040	1,988,895
660,000	4.000	04/01/2042	527,307
900,000	5.000	04/01/2050	838,225
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
1,145,000	2.960	04/01/2027	1,009,243
950,000	3.110	04/01/2028	817,056
450,000	3.244	04/01/2029	378,285
125,000	3.344	04/01/2030	103,388
475,000	3.644	04/01/2034	380,783
City of Detroit MI GO Bonds Series 2020 (BB-/Ba3)
495,000	5.500	04/01/2032	513,541
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
3,495,000	5.000	07/01/2037	3,523,843
15,335,000	5.000	07/01/2048	15,030,242
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(c)
3,401,333	4.000	04/01/2044	2,451,049
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(e) (3M USD LIBOR + 0.60%)
4,675,000	3.108	07/01/2032	4,554,208
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
3,200,000	5.000	05/15/2037	2,937,984
1,400,000	5.000	05/15/2044	1,223,934
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (NR/A)
1,425,000	5.000	11/01/2045	1,445,229
Kentwood Economic Development Corp. RB for Holland Home Obligated Group Series 2021 (NR/NR)
475,000	4.000	11/15/2045	355,091
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000	4.000	11/15/2043	1,318,363
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
975,000	4.000	11/15/2050	830,725
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
2,700,000	4.000	02/15/2047	2,297,606
6,550,000	4.000	02/15/2050	5,504,730

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (A1/AA)
$2,175,000	5.000%	07/01/2032	$2,218,169
1,750,000	5.000	07/01/2033	1,782,957
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A2/A+)
355,000	5.000	07/01/2033	363,377
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (A1/AA)
2,600,000	5.000	07/01/2035	2,644,573
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A2/A+)
2,100,000	5.000	07/01/2034	2,146,269
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A1/AA-)
750,000	5.000	07/01/2035	767,306
Michigan Finance Authority Public School Academy Limited Obligation Revenue & Revenue Refunding Bonds Series 2021 (BB+/NR)
800,000	4.000	12/01/2041	615,404
1,230,000	4.000	12/01/2051	861,976
Michigan Finance Authority Public School Academy Limited Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,525,000	4.250	12/01/2039	1,151,074
1,190,000	5.000	12/01/2046	924,694
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB)
1,000,000	5.000	09/01/2040	885,077
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
475,000	4.000	09/01/2045	393,016
500,000	4.000	09/01/2050	403,078
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
7,225,000	3.267	06/01/2039	5,828,576
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
1,695,000	5.000	06/01/2049	1,592,828
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(f)
207,725,000	0.000	06/01/2065	15,873,825
Michigan Mathematics & Science Initiative RB Refunding Series 2021 (NR/BB+)
995,000	4.000	01/01/2031	918,873
1,115,000	4.000	01/01/2041	911,564
1,695,000	4.000	01/01/2051	1,273,498
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A2/AA)
22,545,000	4.125	06/30/2035	20,194,986

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
1,875,000	5.000	05/15/2037	1,721,475
1,400,000	5.000	05/15/2044	1,223,934
Michigan Strategic Fund Variable Rate Limited Obligation RB for Graphic Packaging International Coated Recycled Board Machine Project Green Bonds Series 2021 (NR/BB) (PUTABLE)(c)(d)(h)
4,700,000	4.000	10/01/2026	4,523,579
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (NR/CCC-)(f)
42,935,000	0.000	06/01/2052	4,175,828
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)(f)
140,065,000	0.000	06/01/2058	5,792,920
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,000,000	5.000	03/01/2030	1,984,347
3,480,000	5.000	03/01/2033	3,388,474
Tipton Academy Michigan Public School Academy RB Series 2021 (NR/BB)
5,155,000	4.000	06/01/2051	3,429,997
Universal Academy RB Refunding Series 2021 (NR/BBB-)
1,035,000	4.000	12/01/2040	870,702

			221,064,006

Minnesota – 0.5%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
5,725,000	5.000	05/01/2048	5,692,451
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BBB-)
365,000	4.000	12/01/2040	304,555
425,000	4.000	12/01/2050	325,904
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
3,265,000	4.250	02/15/2048	2,862,879
23,575,000	5.250	02/15/2053	23,591,130
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
1,400,000	4.000	07/01/2036	1,201,677
875,000	4.000	07/01/2041	711,976
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (Ba2/NR)
755,000	4.000	03/01/2029	718,385
1,260,000	4.000	03/01/2032	1,147,692
685,000	4.200	03/01/2034	620,532
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
2,400,000	5.000	05/01/2047	2,176,224
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
425,000	4.000	12/01/2034	392,060
650,000	4.000	12/01/2040	570,366

			40,315,831

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – 0.1%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa1/A)
$6,400,000	2.375%	06/01/2044	$3,874,827
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(a)
1,300,000	5.000	10/01/2031	1,327,506
1,430,000	5.000	10/01/2032	1,433,620
1,430,000	5.000	10/01/2033	1,426,405
850,000	4.000	10/01/2034	716,408
700,000	4.000	10/01/2035	581,704
750,000	4.000	10/01/2036	614,948
3,000,000	4.000	10/01/2041	2,293,205

			12,268,623

Missouri – 0.3%
Branson Regional Airport Transport Development District Series 2018A, B, & C (NR/NR)(a)(c)
531,967	5.000	04/01/2043	47,830
Branson Regional Airport Transport Development District Series 2018B & C (NR/NR)(a)(c)
2,685,845	4.918	04/01/2043	241,488
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
2,825,000	3.000	03/01/2046	1,728,326
950,000	4.000	03/01/2046	731,745
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (Ba1/BBB-)
1,925,000	5.000	03/01/2036	1,925,370
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(a)
4,750,000	5.250	12/01/2048	4,547,881
Industrial Development Authority of The City of St Louis Missouri (The)
2,550,000	5.000	05/15/2041	2,428,145
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
610,000	3.500	11/01/2040	494,758
1,150,000	4.250	11/01/2050	884,731
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(a)
1,000,000	5.000	04/01/2036	898,130
1,150,000	5.000	04/01/2046	959,342
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
2,430,000	5.000	09/01/2043	2,437,006
2,470,000	5.000	09/01/2048	2,455,852
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
1,495,000	5.000	09/01/2030	1,521,723
1,065,000	5.000	09/01/2031	1,077,806
1,330,000	5.000	09/01/2033	1,334,981
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
400,000	3.000	10/01/2044	287,589
500,000	3.125	10/01/2049	347,705

Municipal Bonds – (continued)
Missouri – (continued)
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
475,000	3.125	05/01/2035	379,859
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (NR/A)
1,195,000	5.000	04/01/2048	1,236,255
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,444,332
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)*
1,250,000	5.750	04/01/2027	325,000

			27,735,854

Nevada – 0.3%
City of Henderson Local Improvement District No. T-21 Local Improvement Bonds Series 2022 (NR/NR)
700,000	3.500	09/01/2045	483,633
470,000	4.000	09/01/2051	352,051
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
290,000	4.250	06/01/2037	269,805
415,000	4.375	06/01/2042	378,326
480,000	4.500	06/01/2047	430,456
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
490,000	4.000	06/01/2039	424,012
1,385,000	4.000	06/01/2044	1,138,933
1,360,000	4.000	06/01/2049	1,087,889
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
950,000	5.000	12/01/2049	875,823
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
600,000	3.000	06/01/2041	420,254
1,275,000	3.125	06/01/2051	789,973
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
330,000	4.250	06/01/2034	305,886
440,000	4.500	06/01/2039	403,382
330,000	4.625	06/01/2043	298,478
575,000	4.625	06/01/2049	504,893
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Ba2/NR)(a)
375,000	2.500	06/15/2024	360,681
1,745,000	2.750	06/15/2028	1,529,355
Clark County Pollution Control Refunding RB 2010 Series (A-/BBB+)
3,290,000	2.100	06/01/2031	2,641,149
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
2,075,000	5.125	03/01/2025	1,875,899
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	1,951,809

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
$700,000	5.000%	07/01/2030	$739,474
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
635,000	5.000	07/01/2035	658,762
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
2,795,000	5.000	07/01/2043	2,855,999
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/A)
1,325,000	5.000	07/01/2029	1,444,757
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000	07/01/2045	2,461,201
2,825,000	5.000	07/01/2051	2,582,257

			27,265,137

New Hampshire – 0.8%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B2/B)(a)(c)
1,800,000	2.950	04/01/2029	1,538,926
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (B1/B)(a)(c)(d)
2,820,000	3.625	07/02/2040	2,143,139
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (B1/B)(a)(c)(d)
4,890,000	3.750	07/02/2040	3,783,411
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
12,450,000	4.000	01/01/2051	9,552,623
New Hampshire Health and Education Facilities Authority RB for Dartmouth-Hitchcock Obligation Group Series 2020 A (NR/A)
5,000,000	5.000	08/01/2059	4,801,759
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
6,930,000	5.000	08/01/2034	7,083,207
7,290,000	5.000	08/01/2035	7,439,829
7,660,000	5.000	08/01/2036	7,808,717
8,055,000	5.000	08/01/2037	8,084,191
8,470,000	5.000	08/01/2038	8,470,741
8,900,000	5.000	08/01/2039	8,901,444

			69,607,987

New Jersey – 5.6%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
750,000	5.000	03/01/2032	786,438
1,010,000	5.000	03/01/2037	1,045,034
1,205,000	5.000	03/01/2042	1,239,018
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (Baa2/NR)
1,000,000	4.750	06/15/2032	975,780
1,000,000	5.000	06/15/2037	969,526
1,000,000	5.125	06/15/2043	954,838

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (Baa3/BB+)
3,500,000	4.000	07/01/2032	3,319,966
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (NR/B)
500,000	5.000	07/01/2037	454,673
1,150,000	5.000	07/01/2047	980,309
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (Baa1/BBB)
4,500,000	5.000	06/15/2041	4,459,382
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
4,725,000	3.000	08/01/2041	3,367,464
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (Ba3/B+)
8,500,000	5.250	09/15/2029	8,407,315
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (Ba3/B+)
5,000,000	5.625	11/15/2030	4,990,724
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (Ba3/B+)
5,000,000	5.625	11/15/2030	4,990,724
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (Baa1/BBB)
2,470,000	5.000	06/15/2047	2,443,149
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (Baa1/BBB)
5,000,000	5.000	06/15/2042	4,950,602
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds Series 2013 (BBB/NR)
1,000,000	5.375	01/01/2043	1,000,953
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Ba2/BB+)
3,450,000	4.000	07/01/2042	2,541,485
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (A2/AA)
1,110,000	3.250	07/01/2049	794,162
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
3,350,000	3.000	07/01/2050	2,169,877
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (Baa2/BBB)(d)
1,000,000	5.000	07/01/2026	1,055,839
900,000	5.000	07/01/2026	950,255
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (A2/AA)
9,700,000	4.125	07/01/2038	8,898,398
5,600,000	5.000	07/01/2046	5,542,652

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Series 2016 (A+/Baa1)
$3,335,000	5.000%	06/15/2030	$3,439,971
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
7,180,000	5.000	12/15/2033	7,301,250
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(f)
134,205,000	0.000	12/15/2035	68,875,294
63,415,000	0.000	12/15/2036	30,620,466
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (Baa1/BBB) (f)
41,545,000	0.000	12/15/2035	21,048,753
46,515,000	0.000	12/15/2038	19,449,080
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(f)
12,000,000	0.000	12/15/2026	10,031,884
9,240,000	0.000	12/15/2029	6,662,200
1,900,000	0.000	12/15/2034	1,022,871
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (Baa1/BBB)
26,100,000	5.000	06/15/2038	26,099,504
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
2,525,000	5.250	06/15/2041	2,537,724
5,075,000	5.000	06/15/2045	5,019,178
1,750,000	5.000	06/15/2046	1,732,102
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (A2/AA)(f)
11,150,000	0.000	12/15/2033	6,670,182
25,400,000	0.000	12/15/2034	14,340,980
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(f)
5,000,000	0.000	12/15/2027	4,016,921
24,445,000	0.000	12/15/2030	16,902,180
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (Baa1/BBB)(f)
52,985,000	0.000	12/15/2036	25,232,745
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)(f)
2,625,000	0.000	12/15/2033	1,503,143
1,565,000	0.000	12/15/2036	745,291
35,240,000	0.000	12/15/2038	14,734,722
16,135,000	0.000	12/15/2039	6,309,532
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
6,120,000	4.000	12/15/2031	5,863,967
6,070,000	5.000	12/15/2035	6,131,053
7,585,000	5.000	12/15/2036	7,642,998
5,275,000	4.250	12/15/2038	4,832,864
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
935,000	3.000	06/15/2050	618,680

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (Baa1/BBB)
5,675,000	5.000	06/15/2034	5,740,962
20,000,000	5.250	06/15/2043	20,217,258
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
27,340,000	5.000	01/01/2048	25,698,627
South Jersey Transportation Authority Transportation System RB 2022 Series A (Baa2/BBB+)
1,500,000	4.625	11/01/2047	1,420,632
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
33,620,000	5.000	06/01/2046	30,948,814
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(a)
10,055,000	6.750	12/01/2041	8,264,738

			478,965,129

New Mexico – 0.1%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (NR/NR)
500,000	5.000	05/15/2044	420,159
1,000,000	5.000	05/15/2049	814,456
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
450,000	4.000	09/01/2033	442,571
375,000	4.000	09/01/2034	360,559
300,000	4.000	09/01/2035	283,653
1,125,000	4.000	09/01/2040	1,014,354
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Recepits Tax Increment Bonds Series 2022 (NR/NR)(a)
2,250,000	4.250	05/01/2040	1,814,695

			5,150,447

New York – 5.9%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (A2/AA)
1,240,000	3.000	07/15/2043	871,090
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (Ba1/NR)(f)
1,175,000	0.000	07/15/2046	274,435
Brooklyn Arena Local Development Corp. RB Refunding for Brooklyn Events Center LLC 2016 A (Ba1/NR)
2,125,000	5.000	07/15/2028	2,145,207
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/BB+)
1,175,000	5.000	06/15/2052	1,053,169
950,000	5.000	06/15/2057	833,085
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
670,000	5.000	07/01/2052	616,237
505,000	5.000	07/01/2056	452,679
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(a)
2,975,000	5.000	12/01/2051	2,600,513
3,080,000	5.000	12/01/2055	2,634,806

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
$590,000	4.000%	06/15/2051	$435,775
450,000	4.000	06/15/2056	320,429
Build NYC Resource Corp. RB for Shefa School Series 2021 A (NR/NR)(a)
850,000	2.500	06/15/2031	694,172
4,965,000	5.000	06/15/2051	4,482,841
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(a)
6,125,000	6.500	07/01/2042	5,952,003
1,900,000	6.500	07/01/2052	1,809,984
1,850,000	6.500	07/01/2057	1,729,703
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(a)
1,900,000	9.750	07/01/2032	1,820,528
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (AA/Aa2)
4,100,000	4.500	05/01/2049	3,856,215
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(a)
4,290,000	5.000	07/01/2045	3,889,256
7,650,000	5.000	07/01/2051	6,778,709
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(a)(f)
66,000,000	0.000	06/01/2060	3,142,887
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (NR/BBB)
645,000	5.000	07/01/2030	656,254
865,000	5.000	07/01/2033	869,875
815,000	5.000	07/01/2035	816,396
640,000	5.000	07/01/2036	640,441
455,000	5.000	07/01/2038	451,705
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 A (NR/NR)
2,100,000	5.250	07/01/2056	1,673,530
Metropolitan Transportation Authority RB 2013 B (A3/BBB+)
800,000	5.000	11/15/2038	786,344
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
645,000	5.000	11/15/2027	660,743
880,000	5.000	11/15/2028	898,215
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
7,950,000	4.750	11/15/2045	7,482,287
3,985,000	5.000	11/15/2050	3,763,115
2,000,000	5.250	11/15/2055	1,966,161
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (A3/BBB+)
23,425,000	5.000	11/15/2044	22,427,938
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/BBB+)
46,815,000	4.000	11/15/2050	37,779,930
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
4,705,000	5.000	11/15/2033	4,697,337

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/BBB+)
2,555,000	4.000	11/15/2032	2,407,688
950,000	4.000	11/15/2035	850,854
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (A3/BBB+)(f)
650,000	0.000	11/15/2040	251,243
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
545,000	5.000	11/15/2027	559,992
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
740,000	5.000	11/15/2029	755,624
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (A3/BBB+)
3,635,000	5.000	11/15/2029	3,705,290
Metropolitan Transportation Authority RB Series 2013 A (A3/BBB+)
4,320,000	5.000	11/15/2043	4,149,803
Metropolitan Transportation Authority RB Series 2014 A-1 (A3/BBB+)
1,895,000	5.000	11/15/2044	1,814,341
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/BBB+)
595,000	5.000	11/15/2028	608,877
7,120,000	5.000	11/15/2034	7,106,265
Metropolitan Transportation Authority RB Subseries 2014 D-1 (A3/BBB+)
2,115,000	5.000	11/15/2039	2,068,496
Metropolitan Transportation Authority Transportation RB Series 2013E (A3/BBB+)
2,120,000	5.000	11/15/2038	2,083,812
Metropolitan Transportation Authority Transportation RB Series 2014A-1 (A3/BBB+)
505,000	5.250	11/15/2039	508,566
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AA/A3)
1,785,000	4.000	11/15/2048	1,575,302
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020A-1 (A3/BBB+)
4,435,000	4.000	11/15/2040	3,814,454
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2020A-1 (AA/A3)
14,715,000	4.000	11/15/2050	12,880,087
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/BBB+)
9,415,000	4.000	11/15/2045	7,794,495
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)(f)
202,665,000	0.000	06/01/2060	9,220,954
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	1,960,212
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
5,025,000	3.000	01/01/2046	3,448,131

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
$2,545,000	3.000%	03/01/2049	$1,759,802
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000	3.000	03/01/2049	1,278,798
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (Baa2/BBB)(d)
1,000,000	5.000	08/01/2025	1,047,638
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(f)
178,305,000	0.000	06/01/2060	7,709,908
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)(a)
11,450,000	7.250	11/15/2044	11,535,265
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(a)
36,470,000	5.000	11/15/2044	32,607,233
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A2/NR)
1,250,000	2.625	09/15/2069	1,029,759
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa2/NR)
1,430,000	2.800	09/15/2069	1,173,360
New York State Dormitory Authority Personal Income Tax General Purpose RB Series 2020A (Aa1/NR)
1,695,000	4.000	03/15/2043	1,539,693
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
750,000	5.000	07/01/2051	730,469
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
150,000	3.560	07/01/2026	140,970
150,000	3.670	07/01/2027	139,804
60,000	3.760	07/01/2028	55,434
300,000	3.820	07/01/2029	272,828
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
615,000	4.000	07/01/2031	579,715
870,000	4.000	07/01/2032	811,747
925,000	4.000	07/01/2033	854,325
845,000	4.000	07/01/2035	762,524
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (A2/AA)
6,645,000	3.000	09/01/2050	4,338,045
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
4,160,000	4.000	09/01/2045	3,181,658
8,495,000	4.000	09/01/2050	6,210,132
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B/NR) (PUTABLE)(a)(c)(d)(h)
1,685,000	2.880	12/03/2029	1,412,559
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(c)(d)
2,905,000	2.750	09/02/2025	2,713,443

Municipal Bonds – (continued)
New York – (continued)
New York State Thruway Authority Personal Income Tax RB Series 2022A (NR/AA+)
10,000,000	5.000	03/15/2045	10,420,253
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
975,000	4.000	12/01/2040	858,732
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
1,245,000	5.000	01/01/2029	1,240,620
7,050,000	5.000	01/01/2030	6,998,262
5,250,000	5.000	01/01/2033	5,111,691
5,565,000	4.000	01/01/2036	4,906,745
10,000,000	5.000	01/01/2036	9,568,600
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
6,820,000	4.000	10/01/2030	6,392,303
7,580,000	5.000	10/01/2035	7,278,267
15,705,000	5.000	10/01/2040	14,703,618
15,505,000	4.375	10/01/2045	12,977,846
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
21,505,000	4.000	04/30/2053	16,281,913
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
845,000	5.000	12/01/2033	840,707
660,000	4.000	12/01/2039	549,299
950,000	4.000	12/01/2042	763,790
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (Baa3/NR)
10,000,000	4.000	07/01/2046	7,874,369
7,250,000	5.000	07/01/2046	6,878,673
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (NR/NR)
22,400,000	5.250	01/01/2050	21,715,346
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (A2/AA)
5,010,000	4.000	07/01/2035	4,609,714
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
9,480,000	4.000	07/01/2033	8,600,428
5,025,000	5.000	07/01/2034	5,051,895
2,500,000	4.000	07/01/2041	2,084,042
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
7,050,000	5.250	08/01/2031	7,040,032
5,990,000	5.375	08/01/2036	5,860,978
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
4,590,000	5.000	08/01/2026	4,590,000
New York Transportational Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (AMT) (NR/NR)
4,540,000	5.000	07/01/2041	4,329,946

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
$590,000	4.000%	12/01/2033	$556,911
490,000	4.000	12/01/2034	459,831
505,000	4.000	12/01/2035	470,200
610,000	4.000	12/01/2036	564,327
740,000	4.000	12/01/2037	679,938
490,000	4.000	12/01/2038	445,354
1,470,000	3.000	12/01/2039	1,101,863
980,000	3.000	12/01/2040	724,144
1,960,000	4.000	12/01/2049	1,664,330
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
405,000	4.000	07/01/2039	333,810
4,835,000	3.000	07/01/2044	3,064,464
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
2,300,000	5.500	08/01/2052	2,409,394
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
6,510,000	4.250	05/01/2052	5,675,040
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (AA+/NR)
2,750,000	4.000	03/15/2047	2,439,987
Triborough Bridge and Tunnel Authority General Revenue Bond Series 2022A (Aa3/AA-)
7,500,000	5.500	11/15/2057	8,038,255
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (A3/BBB+)
700,000	5.000	09/01/2038	720,388
955,000	5.000	09/01/2039	981,003
945,000	4.000	09/01/2040	796,397
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Baa2/BBB-)
4,375,000	5.000	11/01/2046	4,040,471
Western Regional Off-Track Betting Corp. RB Refunding Series 2021 (NR/NR)(a)
1,785,000	4.125	12/01/2041	1,314,687
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000	10/15/2039	435,179
610,000	5.000	10/15/2049	530,351
530,000	5.000	10/15/2054	452,298
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
725,000	5.000	10/15/2040	660,654
1,325,000	5.000	10/15/2050	1,146,249

			498,647,183

North Carolina – 0.4%
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AA/Baa2)
2,000,000	5.500	07/01/2052	2,056,973
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (NR/NR)
1,370,000	5.000	12/31/2037	1,351,170

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
365,000	4.000	09/01/2046	299,375
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
1,000,000	4.000	03/01/2041	775,152
5,575,000	4.000	03/01/2051	3,860,918
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
950,000	5.000	10/01/2045	880,268
1,310,000	5.000	10/01/2050	1,190,966
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
6,325,000	3.000	07/01/2045	4,581,874
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,208,958
1,650,000	5.000	07/01/2039	1,563,796
1,035,000	4.000	07/01/2044	787,409
1,160,000	5.000	07/01/2044	1,068,913
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)(d)
2,000,000	5.000	09/01/2024	2,062,201
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
5,000,000	5.000	01/01/2049	5,128,393
4,250,000	4.000	01/01/2055	3,653,943

			30,470,309

Ohio – 3.5%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
7,530,000	3.000	06/01/2048	5,035,825
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
62,940,000	5.000	06/01/2055	52,870,374
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(f)
140,190,000	0.000	06/01/2057	14,912,683
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,236,452
2,700,000	5.250	11/01/2047	2,366,345
2,320,000	5.250	11/01/2050	2,011,890
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/B)
22,500,000	5.375	09/15/2027	22,206,809
Cleveland-Cuyahoga County Port Authority Tax Allocation for Flats East Bank TIF District Series 2021 B (NR/NR)(a)
1,150,000	4.500	12/01/2055	869,755
Cleveland-Cuyahoga County Port Authority Tax Allocation Refunding for Flats East Bank TIF District Series 2021 A (NR/BB)(a)
1,445,000	4.000	12/01/2055	1,086,006

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
$1,800,000	5.000%	05/15/2032	$1,742,515
2,775,000	5.375	05/15/2037	2,659,647
3,910,000	5.500	05/15/2042	3,716,315
County of Cuyahoga Hospital RB Series 2017 (Baa3/BBB-)
6,250,000	5.000	02/15/2037	6,256,817
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
550,000	4.000	09/01/2040	444,985
825,000	4.000	09/01/2045	632,695
1,075,000	5.000	09/01/2049	898,761
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
8,280,000	5.250	11/15/2055	7,117,006
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
6,385,000	5.250	11/15/2048	4,738,753
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
29,500,000	8.223	02/15/2040	35,400,873
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
7,500,000	5.000	02/15/2042	7,390,388
7,500,000	4.750	02/15/2047	6,525,405
1,500,000	5.000	02/15/2057	1,403,547
1,000,000	5.500	02/15/2057	1,009,810
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
10,975,000	5.000	12/01/2051	10,026,576
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (NR/NR)
2,000,000	5.000	01/01/2042	1,805,040
1,610,000	5.000	01/01/2046	1,424,129
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (Ba2/BB+)
8,000,000	5.000	02/15/2048	6,906,148
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa2/NR)
450,000	3.000	12/01/2040	329,074
200,000	4.000	12/01/2045	167,616
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(a)
1,575,000	3.750	01/15/2028	1,568,416
2,880,000	4.250	01/15/2038	2,611,132
18,110,000	4.500	01/15/2048	15,740,247
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Ba1/NR)
4,140,000	3.250	09/01/2029	3,790,380
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
4,790,000	5.000	12/01/2050	4,340,867
Ohio State Higher Education Facilities RB Series 2020 (NR/NR)
7,810,000	5.000	01/15/2050	7,419,446

Municipal Bonds – (continued)
Ohio – (continued)
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(a)
1,075,000	5.000	12/01/2033	950,210
2,085,000	5.000	12/01/2038	1,750,214
5,000,000	5.000	12/01/2048	3,920,359
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A2/A)
6,650,000	3.000	01/15/2045	4,531,562
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(c)(d)
2,750,000	4.375	06/15/2026	2,502,695
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(a)
2,095,000	4.250	12/01/2050	1,558,470
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(a)
4,725,000	6.500	12/01/2030	4,181,351
12,500,000	7.000	12/01/2042	10,290,658
State of Ohio Hospital RB for University Hospital Health System Series 2021A (A/A2)
22,915,000	4.000	01/15/2046	19,855,715
State of Ohio Hospital RB Series 2020A (A2/A)
5,745,000	4.000	01/15/2050	4,866,794
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
1,475,000	4.000	01/01/2043	1,183,599
950,000	4.000	01/01/2046	739,247
950,000	4.000	01/01/2051	704,345
2,520,000	4.000	01/01/2057	1,818,475

			298,516,421

Oklahoma – 0.8%
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Baa1/A-)
1,075,000	4.000	09/01/2045	853,109
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A2/AA)
2,400,000	4.000	08/15/2052	1,999,346
2,000,000	4.125	08/15/2057	1,681,311
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
24,660,000	5.500	08/15/2057	20,915,539
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB-)
1,050,000	5.500	08/15/2052	895,466
Tulsa Authority for Economic Opportunity Increment District No. 8 Tax Allocation for Santa Fe Square Project Series 2021 (NR/NR)(a)
2,470,000	4.375	12/01/2041	1,949,725
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000	5.500	12/01/2035	4,690,044
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	24,352,150

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(c)(d)
$9,070,000	5.000%	06/01/2025	$9,149,272

			66,485,962

Oregon – 0.1%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250	11/15/2050	113,186
225,000	5.375	11/15/2055	196,743
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/BBB+)
1,750,000	5.000	10/01/2040	1,726,081
Oregon State Facilities Authority RB Refunding for Willamette University Series 2021 A (Baa2/BBB)
4,700,000	4.000	10/01/2051	3,692,826
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)(a)
860,000	5.000	11/01/2039	902,418
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,825,000	5.000	11/15/2051	1,443,368

			8,074,622

Pennsylvania – 3.2%
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
32,000,000	4.000	04/01/2044	27,605,546
Allegheny County IDA Penn Hills Charter School of Entrepeneurship Series A (BB/NR)
1,305,000	4.000	06/15/2041	1,010,251
975,000	4.000	06/15/2051	691,976
1,070,000	4.000	06/15/2056	730,914
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
3,900,000	4.875	11/01/2024	3,900,996
2,500,000	5.125	05/01/2030	2,506,382
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
7,875,000	5.000	05/01/2042	7,874,993
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB for City Center Project Series 2022 (NR/NR)(a)
6,375,000	5.250	05/01/2042	5,853,736
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)(a)
2,000,000	5.000	05/01/2027	2,004,291
1,400,000	5.000	05/01/2032	1,367,004
6,950,000	5.000	05/01/2042	6,384,847

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)(a)
250,000	5.000	05/01/2028	250,042
1,000,000	5.000	05/01/2033	968,040
2,750,000	5.000	05/01/2042	2,526,570
Berks County IDA Health System RB for Tower Health Project Series 2017 (BB-/NR)
8,745,000	5.000	11/01/2050	5,743,938
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (WR/BB-)
950,000	5.000	11/01/2029	804,586
1,745,000	5.000	11/01/2030	1,453,396
1,425,000	5.000	11/01/2034	1,096,935
7,850,000	4.000	11/01/2047	4,638,954
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (BB+/NR)
11,200,000	4.000	07/01/2051	7,703,153
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB+)
4,005,000	5.000	07/01/2054	3,353,707
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,150,000	5.000	10/01/2037	1,164,677
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)(a)
2,850,000	6.000	10/15/2052	2,702,285
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (Ba2/NR)
500,000	5.000	08/01/2035	475,847
1,000,000	5.000	08/01/2045	891,251
Clairton Municipal Authority Sewer RB Series 2012 B (NR/BBB+)
1,000,000	5.000	12/01/2042	1,000,155
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A1/A)
1,900,000	5.000	06/01/2034	1,968,245
1,900,000	5.000	06/01/2035	1,964,632
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
6,000,000	4.000	06/01/2039	5,587,301
Cumberland County Municipal Authority RB Refunding Series 2015 (NR/NR)(d)
145,000	5.000	01/01/2025	150,563
Cumberland County Municipal Authority RB Series 2015 (CASH/ US GOVT SECURITIES) (NR/NR)(d)
610,000	5.000	01/01/2025	633,401
Cumberland County Municipal Authority RB Series 2015 (NR/NR)
745,000	5.000	01/01/2038	749,334
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(a)
5,100,000	5.875	10/15/2040	5,121,680
17,325,000	6.250	10/15/2053	17,584,709

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Doylestown Hospital Authority RB Series 2019 A (Ba1/BBB-)
$1,250,000	4.000%	07/01/2045	$878,762
2,375,000	5.000	07/01/2049	1,967,072
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	900,734
900,000	5.000	12/01/2048	710,444
1,750,000	5.000	12/01/2053	1,349,784
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (A1/AA-)(e) (3M USD LIBOR + 0.77%)
52,950,000	2.634	05/01/2037	46,183,461
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
2,300,000	5.000	06/01/2044	2,346,875
5,700,000	4.000	06/01/2049	4,886,881
4,225,000	5.000	06/01/2049	4,292,085
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
750,000	5.000	03/01/2045	632,160
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
300,000	5.000	03/01/2033	293,515
315,000	5.000	03/01/2034	305,572
450,000	4.000	03/01/2035	385,918
465,000	4.000	03/01/2036	392,975
275,000	4.000	03/01/2037	229,218
335,000	4.000	03/01/2039	272,170
250,000	4.000	03/01/2040	200,912
250,000	4.000	03/01/2041	198,168
625,000	4.000	03/01/2046	469,226
675,000	4.000	03/01/2051	487,993
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communitiies Obligated Group Series 2020C (NR/NR)
2,365,000	5.000	11/15/2045	2,352,041
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,900,000	5.000	11/01/2044	1,671,222
2,100,000	5.000	11/01/2049	1,798,104
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB+)
945,000	5.000	05/01/2044	872,283
1,245,000	5.000	05/01/2049	1,126,664
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
2,250,000	4.000	07/01/2046	1,823,383
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA)(e)
(3M USD LIBOR + 0.60%)
7,210,000	3.108	07/01/2027	7,057,182
(3M USD LIBOR + 0.65%)
10,850,000	3.166	07/01/2039	9,408,280

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (NR/BB)
5,645,000	5.000	05/01/2042	4,859,879
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (Baa3/NR)
365,000	5.000	07/01/2031	357,388
400,000	5.000	07/01/2035	375,881
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A3/NR)
3,875,000	5.250	06/01/2047	3,891,036
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
1,705,000	5.250	06/15/2052	1,513,516
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000	06/15/2050	1,923,411
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
310,000	5.000	08/01/2040	295,654
975,000	5.000	08/01/2050	892,108
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(a)
2,860,000	5.000	06/15/2050	2,465,470
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
500,000	5.000	07/01/2028	516,295
2,000,000	5.000	07/01/2029	2,064,258
3,000,000	5.000	07/01/2030	3,087,110
2,615,000	5.000	07/01/2031	2,680,090
1,000,000	5.000	07/01/2032	1,021,040
4,425,000	5.000	07/01/2033	4,500,517
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BB+)
2,450,000	5.000	11/15/2028	2,319,985
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (Baa3/NR)
1,100,000	5.000	01/01/2035	1,102,272
2,325,000	5.000	01/01/2038	2,308,514
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
475,000	5.000	10/01/2039	427,631
1,125,000	5.000	10/01/2049	951,738
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
4,600,000	5.000	11/01/2044	3,194,513
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022A (NR/NR)(a)
4,485,000	6.250	07/01/2057	4,006,664
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (NR/BB)
1,000,000	5.000	07/01/2028	987,177
1,000,000	5.000	07/01/2035	955,426

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
$1,320,000	4.000%		07/01/2037	$1,115,249

				269,770,243

Puerto Rico – 7.8%
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)(a)
20,000,000	5.000		07/01/2035	18,952,916
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(a)
32,500,000	5.000		07/01/2047	28,791,873
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)(a)
4,100,000	2.750		07/01/2023	4,002,997
9,400,000	3.500		07/01/2026	8,819,195
9,400,000	3.750		07/01/2027	8,737,295
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(a)
7,400,000	5.000		07/01/2033	7,152,308
4,400,000	4.000		07/01/2042	3,462,708
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 A (NR/NR)(a)
850,000	5.000		07/01/2033	821,549
450,000	5.000		07/01/2037	423,278
1,000,000	4.000		07/01/2042	786,979
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(a)
495,000	5.000		07/01/2025	496,911
1,355,000	5.000		07/01/2033	1,309,645
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)(a)
23,435,000	4.000		07/01/2042	18,442,855
Puerto Rico Commonwealth GO Bonds (NR/NR)*(b)(c)(i)
27,206,062	0.000		11/01/2043	13,603,031
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)*(b)(c)(i)
5,401,530	0.000		11/01/2051	1,978,310
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)(b)(c)(i)
17,849,175	0.000		11/01/2051	8,032,129
Puerto Rico Commonwealth GO CVIs (NR/NR)(b)(c)(i)
162,047	0.000		11/01/2051	21,066
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
391	5.250		07/01/2023	393
1,002,883	5.625		07/01/2027	1,023,709
905,496	5.625		07/01/2029	926,135
3,735,960	5.750		07/01/2031	3,808,820
12,254,090	0.000	(f)	07/01/2033	6,754,377
7,839,196	4.000		07/01/2033	6,893,798
4,889,113	4.000		07/01/2035	4,179,376
9,271,482	4.000		07/01/2037	7,607,995
16,955,158	4.000		07/01/2041	13,232,831
19,649,454	4.000		07/01/2046	14,707,626
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (A3/AA)
360,000	5.250		07/01/2041	350,020

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (WR/NR)
28,730,000	5.250		07/01/2038	27,271,105
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
1,860,000	5.250		07/01/2033	1,831,494
680,000	5.250		07/01/2034	665,663
6,675,000	5.250		07/01/2036	6,519,667
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (WR/NR)*
215,000	5.000		07/01/2028	2
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)*
1,905,000	4.800		07/01/2029	1,407,319
15,600,000	5.000		07/01/2042	11,583,000
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
715,000	7.250		07/01/2030	550,550
5,210,000	7.000		07/01/2033	3,998,675
2,610,000	6.750		07/01/2036	1,996,650
6,190,000	7.000		07/01/2040	4,750,825
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)*
1,678,950	10.000		07/01/2022	1,326,371
Puerto Rico Electric Power Authority Power RB Series A-4 (NR/NR)*
747,236	10.000		07/01/2019	590,316
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
130,000	5.250		07/01/2023	96,525
3,420,000	5.250		07/01/2031	2,539,350
Puerto Rico Electric Power Authority Power RB Series B-4 (NR/NR)*
747,235	10.000		07/01/2019	590,316
Puerto Rico Electric Power Authority Power RB Series BBB (NR/NR)*
90,000	5.400		07/01/2028	67,050
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)*
80,000	5.000		07/01/2022	59,200
90,000	4.250		07/01/2023	66,488
60,000	4.500		07/01/2023	44,325
50,000	4.600		07/01/2024	36,937
210,000	4.625		07/01/2025	155,137
900,000	5.000		07/01/2025	668,250
25,000	5.000		07/01/2026	18,563
65,000	4.800		07/01/2027	48,019
4,980,000	5.000		07/01/2028	3,697,650
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)*
5,036,850	10.000		01/01/2021	3,979,111
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)*
5,036,850	10.000		07/01/2021	3,979,112
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)*
1,678,950	10.000		01/01/2022	1,326,371

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series EEE (NR/NR)*
$1,175,000	5.950%	07/01/2030	$884,187
4,620,000	6.050	07/01/2032	3,476,550
115,000	6.250	07/01/2040	86,538
Puerto Rico Electric Power Authority Power RB Series SS (NR/NR)*
130,000	4.625	07/01/2030	96,038
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
300,000	4.200	07/01/2019	218,625
700,000	5.000	07/01/2025	519,750
4,795,000	5.000	07/01/2032	3,560,287
1,385,000	5.000	07/01/2037	1,028,363
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)*
2,000,000	5.500	07/01/2020	1,487,500
3,765,000	5.250	07/01/2033	2,795,513
2,200,000	5.500	07/01/2038	1,641,750
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
20,000	4.875	07/01/2027	14,775
12,290,000	5.250	07/01/2040	9,125,325
Puerto Rico Electric Power Authority Power RB Series YY (NR/NR)*
2,130,000	6.125	07/01/2040	1,602,825
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
65,000	3.700	07/01/2017	44,931
1,230,000	5.000	07/01/2017	910,200
145,000	4.250	07/01/2018	105,669
3,130,000	5.000	07/01/2019	2,316,200
260,000	4.250	07/01/2020	189,475
25,000	5.250	07/01/2020	18,500
80,000	4.375	07/01/2021	58,900
100,000	4.375	07/01/2022	73,625
65,000	5.000	07/01/2022	48,100
190,000	4.500	07/01/2023	140,362
90,000	4.625	07/01/2025	66,488
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds Series DDD (NR/NR)*
215,000	3.300	07/01/2019	148,619
80,000	3.500	07/01/2020	55,300
155,000	3.625	07/01/2021	107,144
60,000	3.750	07/01/2022	41,625
390,000	3.875	07/01/2023	271,050
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(e) (3M USD LIBOR + 0.52%)
52,372,000	2.046	07/01/2029	48,937,151
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR)
1,250,000	5.250	07/01/2032	1,227,689
435,000	5.250	07/01/2035	421,980
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (WR/NR)*
126,000	5.000	07/01/2024	93,555

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2010 AAA (WR/NR)*
1,489,000	5.250	07/01/2027	1,105,582
2,119,000	5.250	07/01/2028	1,573,358
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (AGC) (A3/AA)
2,000,000	5.250	07/01/2041	1,944,556
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL) (Baa2/NR)
2,395,000	5.250	07/01/2035	2,323,359
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGC) (A3/AA)
185,000	5.500	07/01/2031	186,438
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
470,000	5.250	07/01/2032	464,198
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (A2/AA)
100,000	5.500	07/01/2029	101,592
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (A3/AA)
320,000	5.250	07/01/2034	313,253
27,260,000	5.250	07/01/2036	26,625,635
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC) (A2/AA)
2,455,000	5.500	07/01/2029	2,494,095
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC-ICC) (A2/AA)
330,000	5.500	07/01/2026	341,042
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (WR/NR)
3,825,000	5.250	07/01/2031	3,732,579
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL) (Baa2/NR)
1,570,000	5.250	07/01/2033	1,534,434
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (WR/NR)*
3,400,000	5.500	07/01/2024	680,000
5,565,000	5.500	07/01/2026	1,113,000
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-IBC) (Baa2/NR)
4,920,000	4.750	07/01/2038	4,741,620
Puerto Rico Highway & Transportation Authority RB Series 1998 A (WR/NR)*
420,000	5.000	07/01/2038	84,000
Puerto Rico Highway & Transportation Authority RB Series 2003 G (WR/NR)*
1,705,000	5.000	07/01/2042	341,000
Puerto Rico Highway & Transportation Authority RB Series 2005 K (WR/NR)*
1,900,000	5.000	07/01/2024	380,000
9,425,000	5.000	07/01/2030	1,885,000
Puerto Rico Highway & Transportation Authority RB Series 2007 M (WR/NR)*
445,000	4.125	07/01/2019	89,000
940,000	5.000	07/01/2025	188,000
1,470,000	5.000	07/01/2026	294,000

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Series 2007 M (WR/NR)* – (continued)
$1,850,000	5.000%	07/01/2027	$370,000
2,825,000	5.000	07/01/2037	565,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
1,452,000	4.329	07/01/2040	1,254,200
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
4,313,000	0.000	07/01/2031	2,742,540
5,295,000	0.000	07/01/2033	2,975,805
156,839,000	0.000	07/01/2046	35,358,286
128,657,000	0.000	07/01/2051	20,944,111
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
90,556,000	4.329	07/01/2040	78,219,909
562,000	4.536	07/01/2053	462,728
10,379,000	4.784	07/01/2058	8,729,659
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	3,682,226
3,447,000	4.550	07/01/2040	3,062,917
37,730,000	4.750	07/01/2053	32,223,744
87,059,000	5.000	07/01/2058	76,855,885

			666,981,506

Rhode Island – 0.2%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (NR/CCC-)(f)
124,220,000	0.000	06/01/2052	15,263,756

South Carolina – 0.3%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
2,819,000	6.875	11/01/2035	2,820,137
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(a)
6,160,000	5.250	06/15/2052	5,369,504
5,615,000	5.250	06/15/2057	4,787,390
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (NR/NR)
2,365,000	5.000	11/15/2047	2,351,478
South Carolina Jobs-Economic Development Authority RB for Kiawah Life Plan Village, Inc. Project Series 2021 A (NR/NR)(a)
910,000	8.750	07/01/2025	916,231
South Carolina Public Service Authority Revenue Obligations 2015 Tax Exempt Series E (A/NR)
7,790,000	5.250	12/01/2055	7,676,525
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
2,250,000	4.000	04/15/2045	1,929,623
2,000,000	3.000	04/15/2049	1,318,127

			27,169,015

Municipal Bonds – (continued)
South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
1,050,000	4.000	08/01/2056	738,802
1,450,000	4.000	08/01/2061	987,531

			1,726,333

Tennessee – 0.1%
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
5,230,000	4.000	07/01/2040	4,602,120
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment RB Series 2021A (NR/NR)(a)
1,150,000	4.000	06/01/2051	872,817
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment Revenue Capital Appreciation Bonds Series 2021B (NR/NR)(a)(f)
2,825,000	0.000	06/01/2043	806,653
Memphis-Shelby County Industrial Development Board Tax Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000	4.750	07/01/2027	81,938
4,100,000	5.625	01/01/2046	2,580,925
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
315,000	5.000	10/01/2029	315,742
230,000	5.000	10/01/2034	223,614
375,000	5.000	10/01/2039	355,459
450,000	5.000	10/01/2048	408,150
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(a)
850,000	5.125	06/01/2036	848,700

			11,096,118

Texas – 6.8%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(a)
260,000	4.250	09/01/2023	259,264
500,000	4.625	09/01/2028	496,078
2,340,000	5.125	09/01/2038	2,257,667
2,580,000	5.250	09/01/2047	2,449,818
Arlington Higher Education Finance Corp. Education RB for Legacy Traditional Schools Project Series 2022A (NR/NR)(a)
5,500,000	6.750	02/15/2062	5,380,808
Arlington Higher Education Finance Corp. Education RB for Texas Charter Schools Series 2021 (Ba3/NR)(a)(c)(d)
2,325,000	4.500	06/15/2026	2,207,007
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,495,000	5.625	08/15/2052	1,309,273
1,780,000	5.750	08/15/2057	1,557,093
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
305,000	4.000	08/15/2036	255,232
560,000	4.000	08/15/2041	441,468
810,000	4.000	08/15/2046	605,820

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Aubrey Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (A2/AAA)
$5,000,000	4.000%	02/15/2052	$4,600,015
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000	5.000	01/01/2029	1,485,048
Board of Managers, Joint Guadalupe County – City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (NR/BB)
1,950,000	5.250	12/01/2035	1,952,208
2,435,000	5.000	12/01/2040	2,247,780
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities RB for Aleon Renewable Metals Project (NR/NR)(a)(c)
5,750,000	10.000	06/01/2042	5,629,954
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000	09/15/2051	7,969,048
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(a)
2,190,000	6.500	09/01/2048	2,194,651
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(a)
867,000	4.000	09/15/2041	700,145
1,271,000	4.250	09/15/2051	994,775
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)(a)(g)
1,620,000	6.000	09/01/2045	1,586,343
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(a)
4,150,000	5.125	11/01/2033	3,965,665
City of Bee Cave Special Assessment RB Series 2021 (NR/NR) (NR/NR)(a)
563,000	4.750	09/01/2031	501,167
1,540,000	5.000	09/01/2041	1,351,365
1,907,000	5.250	09/01/2051	1,660,511
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(a)
430,000	3.750	09/01/2040	337,073
1,451,000	4.000	09/01/2050	1,127,746
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(a)
450,000	4.250	09/01/2041	372,869
550,000	4.500	09/01/2050	446,698
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(a)
1,021,000	5.000	09/01/2051	908,158
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)(a)
812,000	3.375	09/01/2042	571,885
3,549,000	4.000	09/01/2052	2,696,544
City of Celina Special Assessment RB for Parks At Wilson Creek Series 2021 (NR/NR)(a)
120,000	2.750	09/01/2026	109,759
221,000	3.500	09/01/2026	206,892
240,000	3.250	09/01/2031	206,031

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Parks At Wilson Creek Series 2021 (NR/NR)(a) – (continued)
446,000	4.000	09/01/2031	404,465
1,134,000	3.500	09/01/2041	893,217
959,000	4.250	09/01/2041	814,413
1,916,000	4.000	09/01/2051	1,504,662
1,410,000	4.500	09/01/2051	1,157,268
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(a)
1,215,000	5.625	09/01/2052	1,155,988
City of Celina Special Assessment RB Series 2022 (NR/NR)(a)
910,000	4.000	09/01/2043	732,343
933,000	4.125	09/01/2051	726,811
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(a)
400,000	5.500	09/01/2046	394,224
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625	09/01/2038	1,130,823
1,686,000	5.750	09/01/2047	1,687,294
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(a)
2,330,000	4.250	09/01/2049	1,887,530
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)(a)
1,800,000	4.125	09/01/2050	1,414,580
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,710,000	7.500	09/01/2045	3,759,823
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Area #1 Project Series 2015 (NR/NR)
1,635,000	6.250	09/01/2045	1,653,482
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(a)
215,000	4.750	09/01/2031	196,804
370,000	5.250	09/01/2041	341,485
500,000	5.500	09/01/2050	462,532
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
242,000	4.125	09/15/2026	228,241
261,000	4.750	09/15/2031	233,376
900,000	4.250	09/15/2041	742,673
500,000	5.000	09/15/2041	441,207
1,400,000	4.500	09/15/2051	1,122,911
650,000	5.250	09/15/2051	569,351
City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (NON-AMT) (A1/A+)
7,000,000	4.000	11/01/2045	6,115,809

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022B (NR/NR)(a)
$1,364,000	5.750%	09/01/2052	$1,279,097
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(a)
1,413,000	5.250	09/01/2052	1,290,126
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(a)
1,071,000	4.000	09/01/2051	804,999
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(a)
692,000	3.875	08/15/2040	541,806
994,000	4.125	08/15/2050	780,629
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(a)
925,000	3.750	08/15/2041	717,128
1,656,000	4.000	08/15/2051	1,279,633
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)(a)
2,275,000	6.000	08/15/2052	2,177,051
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(a)
1,360,000	4.250	08/15/2049	1,122,109
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(a)
910,000	4.350	08/15/2039	803,029
1,920,000	4.500	08/15/2048	1,623,879
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(a)
1,000,000	4.375	08/15/2052	823,614
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
2,050,000	3.250	08/15/2043	1,517,529
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(a)
961,000	4.125	09/15/2042	810,898
617,000	4.250	09/15/2047	510,067
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000	09/01/2047	4,019,533
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,278,388
2,435,000	5.000	09/01/2044	2,273,391
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
2,235,000	4.500	09/01/2032	2,101,741
4,715,000	4.500	09/01/2038	4,179,413

Municipal Bonds – (continued)
Texas – (continued)
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR) (NR/NR)(a)
1,852,000	4.000	09/01/2051	1,405,080
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(a)
2,450,000	4.375	09/01/2049	2,040,982
City of Houston Airport System Special Facilities RB Series 2021B-1 (AMT) (NR/NR)
3,625,000	4.000	07/15/2041	2,838,641
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
1,000,000	4.000	09/01/2056	749,052
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(a)
2,491,000	4.000	09/01/2051	1,908,923
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(a)
2,329,000	4.000	09/01/2056	1,746,856
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
1,500,000	5.000	08/15/2043	1,500,578
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(a)
2,051,000	4.000	09/01/2051	1,585,624
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(a)
575,000	3.625	09/15/2041	420,100
445,000	4.000	09/15/2050	336,827
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(a)
700,000	3.750	09/01/2041	525,602
900,000	4.000	09/01/2046	705,328
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(a)
1,405,000	4.625	09/01/2039	1,277,787
900,000	4.750	09/01/2044	799,187
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(a)
1,310,000	3.625	09/01/2040	999,787
400,000	4.000	09/01/2046	315,472
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Project Series 2022 (NR/NR)(a)
212,000	4.125	09/01/2027	201,744
501,000	4.625	09/01/2041	443,645
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(a)
1,225,000	4.875	09/01/2044	1,106,194
City of Kyle Special Assessment RB Series 2022 (NR/NR)
1,950,000	5.000	09/01/2042	1,808,397
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750	09/01/2042	782,338
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(a)
580,000	4.250	09/15/2039	505,949
2,415,000	4.500	09/15/2049	2,025,160

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(a)
$850,000	5.000%	09/15/2049	$761,961
City of Lavon Special Assessment RB Series 2022 (NR/NR)(a)
2,123,000	4.000	09/15/2042	1,741,130
900,000	4.375	09/15/2042	750,472
4,978,000	4.125	09/15/2052	3,881,592
1,396,000	4.500	09/15/2052	1,125,923
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(a)
1,890,000	4.000	09/01/2054	1,440,943
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)(a)
225,000	3.500	09/01/2027	206,877
275,000	3.875	09/01/2032	240,537
550,000	4.125	09/01/2042	454,832
2,100,000	4.000	09/01/2052	1,631,345
900,000	4.375	09/01/2052	723,367
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
700,000	3.500	09/15/2041	507,936
830,000	4.125	09/15/2041	678,035
900,000	4.000	09/15/2051	692,166
1,125,000	4.375	09/15/2051	886,643
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(a)
295,000	4.500	09/15/2040	261,303
525,000	4.625	09/15/2049	445,506
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
150,000	4.125	09/01/2026	140,546
150,000	4.625	09/01/2031	132,695
900,000	4.125	09/01/2041	742,207
450,000	4.875	09/01/2041	381,232
1,370,000	4.375	09/01/2051	1,088,936
520,000	5.125	09/01/2051	453,876
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(a)
780,000	4.250	09/15/2039	692,337
2,950,000	4.375	09/15/2049	2,482,600
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(a)
585,000	3.625	09/15/2041	436,280
820,000	4.000	09/15/2051	627,284
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(a)
2,430,000	5.750	09/15/2052	2,293,922
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(a)
1,155,000	5.750	09/15/2039	1,110,264
2,055,000	6.000	09/15/2049	1,957,575

Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(a)
2,405,000	5.875	09/15/2039	2,325,484
5,200,000	5.125	09/15/2048	4,747,167
3,830,000	6.125	09/15/2048	3,668,605
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(a)
130,000	4.125	09/15/2031	116,011
420,000	4.500	09/15/2041	355,569
1,540,000	4.125	09/15/2051	1,202,582
510,000	4.750	09/15/2051	418,720
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)(a)
2,310,000	5.375	09/15/2052	2,088,082
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)(a)
1,300,000	6.125	09/15/2052	1,216,558
City of New Braunfels Special Assessment RB for Solms Landing Public Improvement Project Series 2021 (NR/NR)(a)
220,000	3.625	09/01/2026	201,975
320,000	4.250	09/01/2031	284,562
782,000	4.500	09/01/2041	648,531
1,355,000	4.750	09/01/2051	1,098,188
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(a)
361,000	5.250	09/01/2040	335,272
355,000	5.625	09/01/2040	334,571
560,000	4.125	09/01/2049	452,215
932,000	5.375	09/01/2050	847,084
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(a)
1,175,000	3.750	09/01/2040	936,145
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(a)
1,355,000	4.125	09/01/2048	1,110,563
1,465,000	4.500	09/01/2048	1,270,419
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(a)
600,000	5.500	09/15/2042	566,018
1,350,000	5.625	09/15/2052	1,266,606
1,928,000	6.125	09/15/2052	1,852,239
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(a)
550,000	5.500	09/15/2042	518,850
1,200,000	5.625	09/15/2052	1,125,872
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(a)
3,701,000	6.000	09/15/2052	3,541,683
1,480,000	6.500	09/15/2052	1,437,842

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(a)
$1,040,000	4.375%	09/01/2052	$859,231
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(a)
2,460,000	4.875	09/01/2048	2,238,948
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(a)
126,000	3.875	09/01/2040	101,153
175,000	4.125	09/01/2050	139,436
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875	09/01/2039	377,312
835,000	5.000	09/01/2049	771,166
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(a)
398,000	4.000	09/01/2051	308,675
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)(a)
700,000	5.125	09/01/2042	660,762
1,300,000	5.250	09/01/2052	1,198,281
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(a)
2,205,000	4.500	09/01/2039	1,991,977
1,185,000	5.500	09/01/2039	1,159,428
1,490,000	4.750	09/01/2049	1,310,162
2,140,000	5.750	09/01/2049	2,074,417
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)(a)
912,000	5.125	09/01/2042	871,415
2,050,000	5.250	09/01/2052	1,940,646
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(a)
750,000	3.750	09/01/2040	589,729
1,250,000	4.000	09/01/2050	971,642
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(a)
1,462,000	4.000	09/01/2051	1,133,345
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(a)
809,000	3.375	09/15/2041	584,045
565,000	4.000	09/15/2051	435,699
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(a)
1,195,000	3.875	09/15/2040	967,821
1,780,000	4.125	09/15/2050	1,407,238
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(a)
110,000	4.375	09/15/2030	102,407
500,000	4.125	09/15/2040	424,489
1,520,000	4.375	09/15/2050	1,248,424
600,000	5.125	09/15/2050	530,584

Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(a)
1,760,000	4.750	09/15/2049	1,563,967
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(a)
1,070,000	3.750	09/15/2040	824,084
1,490,000	4.000	09/15/2050	1,155,190
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
665,000	5.375	09/01/2040	630,970
1,500,000	5.625	09/01/2050	1,417,197
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR) (NR/NR)(a)
1,522,000	4.500	09/01/2051	1,224,448
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
780,000	5.000	09/01/2028	778,516
2,035,000	5.600	09/01/2038	2,027,745
2,470,000	5.700	09/01/2047	2,415,460
City of Sinton Special Assessment RB Series 2022 (NR/NR)(a)
900,000	5.125	09/01/2042	816,237
1,150,000	5.250	09/01/2051	1,021,019
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(a)
1,171,000	5.500	08/15/2052	1,103,938
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
1,175,000	4.000	10/01/2050	868,813
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)(a)
1,100,000	5.000	10/01/2050	838,443
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
575,000	4.000	10/01/2050	493,887
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(a)
800,000	3.750	09/15/2040	616,052
1,200,000	4.000	09/15/2050	923,379
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(a)
985,000	4.500	09/01/2041	809,151
765,000	4.750	09/01/2050	622,701
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(a)
3,250,000	5.000	04/01/2032	3,138,836
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(a)
100,000	3.750	08/15/2024	97,072
350,000	4.000	08/15/2029	321,860
1,150,000	4.500	08/15/2035	1,016,660
875,000	5.000	08/15/2044	778,537
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000	4.750	05/01/2038	1,439,050
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (Baa2/NR)
5,685,000	4.750	11/01/2042	5,151,557

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(a)
$1,090,000	5.000%	09/01/2027	$1,063,424
895,000	5.000	09/01/2032	849,970
1,315,000	5.125	09/01/2037	1,221,584
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)(b)
15,140,000	0.000	10/01/2046	15,456,706
11,100,000	0.000	10/01/2047	11,348,007
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(e) (3M USD LIBOR + 0.67%)
13,855,000	2.616	08/15/2035	12,512,653
Harris County-Houston Sports Authority RB Refunding Series 2004 A (NATL) (Baa2/BB)(f)
5,525,000	0.000	11/15/2036	2,424,836
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(a)
1,340,000	4.500	09/01/2039	1,232,731
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
595,000	3.750	09/01/2032	529,043
510,000	3.875	09/01/2037	433,876
930,000	4.000	09/01/2047	774,281
Hidalgo County Regional Mobility Authority Junior Lien Toll and Vehicle Registration Fee Revenue and Refunding Bonds Series 2022B (Baa3/BB+)(f)
6,105,000	0.000	12/01/2049	1,049,410
6,365,000	0.000	12/01/2050	1,019,839
6,760,000	0.000	12/01/2051	1,014,932
6,925,000	0.000	12/01/2052	965,749
7,155,000	0.000	12/01/2053	932,183
7,300,000	0.000	12/01/2054	890,856
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
15,835,000	5.000	07/15/2028	15,825,931
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (NR/NR)
875,000	5.000	07/01/2027	878,513
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
2,750,000	5.000	07/15/2027	2,760,910
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
2,780,000	5.000	07/15/2027	2,791,514
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (Ba3/B)
10,000,000	6.625	07/15/2038	10,018,000
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (Ba3/B)
9,250,000	5.000	07/01/2029	9,073,128
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (NR/B)
10,500,000	5.000	07/15/2035	9,829,281

Municipal Bonds – (continued)
Texas – (continued)
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
1,035,000	4.000	10/01/2051	774,479
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000	5.000	12/01/2045	1,749,114
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(a)
135,000	4.500	09/01/2023	134,930
785,000	5.000	09/01/2028	784,632
1,170,000	5.375	09/01/2038	1,138,851
1,930,000	5.125	09/01/2047	1,792,896
1,500,000	5.500	09/01/2047	1,437,194
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
165,000	2.375	09/01/2031	127,972
165,000	2.375	09/01/2032	124,658
175,000	2.375	09/01/2033	128,862
175,000	2.500	09/01/2034	127,350
365,000	2.500	09/01/2036	254,702
385,000	2.625	09/01/2038	263,609
370,000	3.000	09/01/2041	253,915
520,000	3.000	09/01/2046	331,477
1,265,000	3.000	09/01/2051	774,217
Lake Houston Redevelopment Authority RB Refunding for City of Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000	2.500	09/01/2041	303,842
590,000	3.000	09/01/2044	396,055
650,000	3.000	09/01/2047	420,752
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(a)
19,675,000	4.625	10/01/2031	19,369,451
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000	5.500	02/15/2040	658,804
1,325,000	5.250	02/15/2045	1,177,843
780,000	4.000	02/15/2051	551,791
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB-)
1,850,000	5.000	09/15/2043	1,757,293
2,800,000	5.000	09/15/2048	2,607,822
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(a)
3,120,000	4.000	08/15/2041	2,490,029
2,850,000	4.000	08/15/2046	2,161,608
8,205,000	4.000	08/15/2056	5,784,735
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
1,630,000	4.000	01/01/2036	1,331,012
1,600,000	4.000	01/01/2041	1,222,885
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for Army Retirement Residence Foundation Project Series 2022 (NR/BB+)
2,325,000	5.750	07/15/2052	2,136,304
3,055,000	6.000	07/15/2057	2,864,933

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for the Outlook at Windhaven Project Series 2022B-3 (NR/NR)
$4,700,000	4.250%	10/01/2026	$4,600,415
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR/NR)
1,400,000	4.000	11/01/2055	1,045,815
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
8,100,000	5.500	01/01/2057	6,152,074
New Hope Cultural Education Facilities Finance Corp. Senior Living RB Series 2021B (NR/NR)
3,250,000	7.000	01/01/2057	2,502,555
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)(a)
1,465,000	5.000	08/15/2051	1,308,075
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (WR/NR)(d)
335,000	5.000	04/01/2026	352,593
300,000	5.000	04/01/2026	315,755
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (WR/NR)(d)
1,000,000	5.000	04/01/2025	1,038,769
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (WR/NR)(d)
1,385,000	4.750	04/01/2024	1,412,581
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)(a)
1,395,000	4.000	09/15/2041	1,157,812
6,110,000	5.000	09/15/2051	5,473,759
North Parkway Municipal Management Special Assessment RB for Major Improvements Project Series 2021 (NR/NR)(a)
940,000	3.625	09/15/2026	886,767
1,553,000	4.250	09/15/2031	1,446,362
4,700,000	4.750	09/15/2041	4,226,794
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
19,475,000	3.000	01/01/2046	13,874,724
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A)
3,500,000	5.000	01/01/2048	3,499,794
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(a)
1,650,000	2.750	01/01/2036	1,175,662
3,675,000	2.875	01/01/2041	2,399,438
11,125,000	3.000	01/01/2050	6,583,575
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(a)
9,995,000	4.000	01/01/2050	7,288,463

Municipal Bonds – (continued)
Texas – (continued)
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(a)
4,125,000	6.000	01/01/2025	3,830,620
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(a)
29,500,000	4.100	01/01/2028	23,090,812
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750	09/15/2036	166,843
460,000	6.000	09/15/2046	431,942
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)(a)
1,166,000	6.000	09/15/2052	1,116,070
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(a)
825,000	4.125	09/15/2039	714,438
3,275,000	4.375	09/15/2049	2,727,962
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (NR/NR)
7,300,000	5.000	05/15/2045	6,451,769
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(e) (3M USD LIBOR + 0.70%)
4,965,000	2.906	12/15/2026	4,846,564
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (Baa3/NR)
3,900,000	5.000	12/31/2050	3,576,654
3,900,000	5.000	12/31/2055	3,530,141
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (Baa3/NR)
5,000,000	6.750	06/30/2043	5,102,342
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
16,690,000	5.000	06/30/2058	15,244,357
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (Baa1/A-)
2,850,000	5.000	08/15/2042	2,832,317
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(a)
1,500,000	4.000	09/01/2043	1,209,569
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)(a)
2,225,000	5.375	09/15/2052	2,014,076
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)(a)
429,000	3.750	09/01/2042	320,608
410,000	4.000	09/01/2051	309,859

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(a)
$1,343,000	5.875%	09/01/2047	$1,362,209
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(a)
1,400,000	5.000	09/01/2047	1,290,706
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)(a)(g)
1,145,000	5.500	09/01/2052	1,084,017
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
1,630,000	3.000	09/01/2036	1,260,843
860,000	3.000	09/01/2037	652,653
625,000	3.000	09/01/2039	454,122
600,000	3.000	09/01/2040	428,436
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
390,000	3.125	12/01/2035	300,764
457,000	3.375	12/01/2040	335,596
786,000	3.500	12/01/2047	549,092
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
500,000	4.000	12/01/2027	484,391
1,545,000	4.750	12/01/2035	1,498,295

			580,498,642

Utah – 0.7%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(a)
2,010,000	3.750	03/01/2041	1,494,534
7,125,000	4.000	03/01/2051	5,024,668
Black Desert Public Infrastructure District GO Bonds Series 2021 B (NR/NR)(a)
5,000,000	7.375	09/15/2051	3,877,265
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
3,240,000	7.100	08/15/2023	3,233,195
Coral Junction Public Infrastructure District Special Assessment Bonds Series 2022A-2 (NR/NR)(a)
2,350,000	5.500	06/01/2041	2,162,079
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(a)
10,250,000	5.500	02/01/2050	8,021,539
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)(a)
1,954,000	7.875	08/15/2050	1,538,446
Military Installation Development Authority RB Series 2021 A-1 (NR/NR)
1,500,000	4.000	06/01/2036	1,222,535
800,000	4.000	06/01/2041	615,039
13,950,000	4.000	06/01/2052	9,808,443

Municipal Bonds – (continued)
Utah – (continued)
Military Installation Development Authority RB Series 2021 A-2 (NR/NR)
2,500,000	4.000	06/01/2036	2,037,356
2,500,000	4.000	06/01/2041	1,905,363
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,180,000	3.625	02/01/2035	922,299
500,000	4.125	02/01/2041	383,640
500,000	4.375	02/01/2051	366,772
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 B (NR/NR)(a)
600,000	7.375	08/15/2051	472,939
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,625,000	4.250	03/01/2051	1,117,542
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(a)
6,365,000	5.750	06/15/2052	6,010,598
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)(a)
3,630,000	4.250	07/15/2050	2,655,599
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)(a)
1,220,000	4.250	06/15/2051	844,608
Utah Charter School Finance Authority RB for Technology Academy Project Series 2021A (NR/NR)(a)
6,600,000	4.000	10/15/2061	4,218,826

			57,933,285

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	860,811
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR)(a)(c)(d)
2,250,000	5.000	06/01/2027	2,188,865

			3,049,676

Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (Caa2/NR)(d)
6,080,000	5.000	10/01/2022	6,080,000
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)(a)
9,850,000	5.000	10/01/2039	8,810,228
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM-CR) (A2/AA)
3,515,000	5.000	10/01/2039	3,567,845

			18,458,073

Virginia – 1.3%
Ablemarle County Economic Development Authority Residential Care Facility Revenue Refunding Bonds Series 2022B (NR/NR)
4,000,000	4.000	06/01/2054	3,031,841

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (NR/NR)(d)
$2,700,000	5.000%	10/01/2025	$2,823,967
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
5,000,000	5.000	01/01/2050	4,473,990
5,000,000	5.000	01/01/2059	4,349,534
James City County Economic Development Authority RB Refunding for Virginia United Methodist Homes, Inc. Obligated Group Series 2021 A (NR/NR)
580,000	4.000	06/01/2041	440,555
940,000	4.000	06/01/2047	665,594
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
710,000	4.000	04/01/2045	578,688
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
10,940,000	6.706	06/01/2046	9,534,911
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(f)
236,845,000	0.000	06/01/2047	51,803,094
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)(f)
34,250,000	0.000	06/01/2047	7,244,560
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
1,525,000	3.000	06/01/2041	1,039,817
1,050,000	4.000	06/01/2046	824,505
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
1,375,000	5.000	12/31/2047	1,308,660
520,000	5.000	12/31/2052	488,392
26,545,000	5.000	12/31/2056	24,659,949
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (B/NR)(a)(c)(d)
1,000,000	5.000	07/01/2038	913,233

			114,181,290

Washington – 1.1%
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
7,355,000	5.000	04/01/2030	7,131,629
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2022B (AMT) (A1/AA-)
2,765,000	4.000	08/01/2047	2,300,438
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
4,000,000	5.000	08/01/2049	3,818,912
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (NR/A)
1,125,000	4.000	05/01/2050	916,860
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB-)
52,425,000	5.000	07/01/2048	48,837,117
37,700,000	4.000	07/01/2058	27,719,317

Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)(a)
1,350,000	5.000	01/01/2049	1,073,675
3,800,000	5.000	01/01/2055	2,942,453

			94,740,401

West Virginia – 0.6%
City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 A (NR/NR)(a)
1,345,000	4.250	06/01/2042	1,020,104
2,350,000	4.500	06/01/2050	1,726,113
City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 B (NR/NR)(a)
2,450,000	5.500	06/01/2032	2,067,230
2,725,000	6.000	06/01/2037	2,211,713
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
955,000	3.000	03/01/2035	754,267
2,685,000	3.000	03/01/2037	2,054,352
2,020,000	3.250	03/01/2041	1,491,312
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(a)
2,725,000	4.125	06/01/2043	2,316,597
Monongalia County Commission Excise Tax District RB Series 2021 B (NR/NR)(a)
1,650,000	4.875	06/01/2043	1,397,132
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B2/B)(c)(d)
9,300,000	5.000	07/01/2025	9,221,906
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/B)(c)(d)
4,850,000	4.125	07/01/2025	4,696,418
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa1/BBB+)
6,120,000	5.000	01/01/2043	5,906,323
13,000,000	4.125	01/01/2047	10,284,972
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
1,650,000	5.000	09/01/2038	1,646,947
1,525,000	5.000	09/01/2039	1,527,138

			48,322,524

Wisconsin – 2.0%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (A2/AA)
900,000	5.000	07/01/2044	926,634
2,350,000	4.125	07/01/2049	2,033,114
1,300,000	5.000	07/01/2054	1,329,590
1,600,000	5.000	07/01/2058	1,636,418
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)(a)
1,400,000	6.000	06/01/2062	1,262,526

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Charter School RB Series 2021A (NR/NR)(a)
$1,250,000	5.000%	06/15/2051	$907,512
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(a)
1,630,000	5.500	06/15/2052	1,471,756
2,700,000	5.750	06/15/2062	2,476,795
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(a)
250,000	4.000	06/15/2029	232,128
385,000	5.000	06/15/2039	353,851
495,000	5.000	06/15/2049	430,661
430,000	5.000	06/15/2054	367,685
Public Finance Authority Education RB for Uwharrie Charter Academy Project Series 2022A (NR/Ba2)(a)
1,400,000	5.000	06/15/2052	1,201,705
1,850,000	5.000	06/15/2057	1,550,776
1,850,000	5.000	06/15/2062	1,516,563
Public Finance Authority Education RB Series 2022 (NR/NR)(a)
3,925,000	5.000	01/01/2057	3,111,275
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
5,900,000	4.300	11/01/2030	5,793,251
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA)
760,000	4.000	07/01/2045	654,451
950,000	4.000	07/01/2050	799,037
1,185,000	4.000	07/01/2055	983,740
1,520,000	4.000	07/01/2059	1,253,886
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(a)
5,650,000	5.000	12/01/2055	4,826,327
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
4,115,000	4.000	07/01/2061	2,821,009
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)(a)
1,300,000	5.000	06/15/2054	1,113,229
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (NR/BB-)(a)
520,000	4.000	07/01/2030	469,187
700,000	5.000	07/01/2040	624,142
1,875,000	5.000	07/01/2055	1,549,813
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(a)
300,000	5.000	06/01/2036	272,797
900,000	5.000	06/01/2051	741,503
1,075,000	5.000	06/01/2061	855,270
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(a)
3,100,000	5.250	03/01/2045	2,752,581
7,110,000	5.250	03/01/2055	6,100,637
Public Finance Authority RB for McLemore Resort Manager LLC Series 2021 A (NR/NR)(a)
10,400,000	4.500	06/01/2056	7,087,072
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(a)
41,995	5.500	12/01/2048	13,018

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(a)
85,207	7.250	12/01/2048	26,414
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(a)
12,925,000	5.625	06/01/2050	10,010,721
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(a)
14,840,000	6.500	06/01/2045	11,674,098
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
2,600,000	5.200	12/01/2037	2,638,510
1,525,000	5.350	12/01/2045	1,512,552
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(a)
4,470,000	6.000	07/01/2031	3,788,369
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (NR/BB)(a)
565,000	5.000	04/01/2040	518,992
2,000,000	5.000	04/01/2050	1,741,940
Public Finance Authority RB for The Foundation of The University of North Carolina at Charlotte, Inc. Series 2021 A (NR/NR)(a)
2,825,000	4.000	09/01/2051	1,966,736
1,875,000	4.000	09/01/2056	1,267,439
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
1,425,000	4.000	01/01/2045	1,217,328
1,900,000	3.000	01/01/2050	1,233,357
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(a)
1,950,000	5.000	06/01/2050	1,574,425
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
12,080,000	4.000	01/01/2052	9,357,215
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(a)
1,450,000	5.000	09/01/2049	1,122,240
1,360,000	5.000	09/01/2054	1,028,414
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(a)
9,950,000	4.500	07/01/2048	7,703,042
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(a)
3,205,000	6.125	10/01/2049	2,854,994
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (NR/BB)(a)
1,020,000	5.000	10/01/2034	960,266
350,000	5.000	10/01/2039	318,585
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
575,000	5.000	11/15/2044	549,772
765,000	5.000	11/15/2049	717,517
Public Finance Authority Revenue and Revenue Refunding Bonds Series 2022 (NR/BB)(a)
900,000	4.000	04/01/2042	693,905
1,400,000	4.000	04/01/2052	988,185

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Senior RB for Fargo-Moorhead Metropolitan Area Flood Risk Management Project Series 2021 (AMT) (NR/NR)
$3,800,000	4.000%	03/31/2056	$2,710,842
Public Finance Authority Student Housing RB for CHF- Cullowhee, LLC-Western Carolina University Project Series 2015 A (NR/BBB-)
3,250,000	5.250	07/01/2047	3,016,403
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(a)
4,315,000	4.000	07/01/2061	2,893,441
Public Finance Authority Student Housing RB Subordinate Series 2021B (NR/NR)(a)
1,875,000	5.250	07/01/2061	1,353,635
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
385,000	4.000	03/15/2040	315,942
1,115,000	5.000	03/15/2050	1,016,451
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000	3.000	02/01/2042	945,631
435,000	4.000	02/01/2045	368,970
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
950,000	4.000	12/01/2051	671,637
950,000	4.000	12/01/2056	649,724
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022B (NR/NR)(a)
32,525,000	6.000	02/01/2062	29,321,170

			168,248,801

Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
32,340,000	3.625	07/15/2039	26,562,669

TOTAL MUNICIPAL BONDS
(Cost $9,105,393,672)			$8,166,887,924

Corporate Bonds – 1.1%
Healthcare – Services – 0.3%
Prime Healthcare Foundation Inc Series (NR/NR)
$16,525,000	7.000%	12/01/27	$15,653,070
Toldeo Hospital RB Series 2022 B (Ba2/BB)
1,000,000	5.325	11/15/28	701,798
Tower Health Series (BB-/NR)
8,804,000	4.451	02/01/50	5,044,692

			21,399,560

Real Estate – 0.8%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(j)
9,257,506	9.750	12/01/39	8,742,788

Corporate Bonds – (continued)
Real Estate – (continued)
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(a)(j)
5,707,463	9.750	12/01/39	5,390,128
Benloch Ranch Improvement Association No. 2 (NR/NR)(a)(j)
29,700,000	10.000	12/01/51	26,917,110
Brixton Park Improvement Association No. 1 Series (NR/NR)(a)(j)
34,713,000	6.875	12/01/51	30,134,356

			71,184,382

TOTAL CORPORATE BONDS
(Cost $102,570,798)			$92,583,942

TOTAL INVESTMENTS – 97.2%
(Cost $9,207,964,470)			$8,259,471,866

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%			238,226,424

NET ASSETS – 100.0%			$8,497,698,290

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Zero coupon bond until next reset date.

(c)	Variable Rate Demand Instruments - rate shown is that which is in effect on September 30, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	When-issued security.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on September 30, 2022.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Investment Abbreviations:
ABS	—Asset—Backed Security
AGC	—Insured by Assured Guaranty Corp.
AGC-ICC	—American General Contractors—Interstate Commerce Commission
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax (subject to)
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
CFD	—Community Facilities District
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
GO	—General Obligation
IDA	—Industrial Development Agency
LIBOR	—London Interbank Offered Rates
LP	—Limited Partnership
LT	—Limited Tax
MUN GOVT GTD	—Municipal Government Guaranteed NATL
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
RB	—Revenue Bond
RMKT	—Remarketed
SD CRED PROG	—School District Credit Program
ST AID WITHHLDG	—State Aid Withholding
USD	—United States Dollar
UT	—Unlimited Tax
WR	—Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10 Year Ultra Note	(2,819)	12/20/22	$(354,547,704)	$20,452,158
U.S. Treasury Ultra Bond	(1,093)	12/20/22	(162,495,913)	13,096,475

Total Futures Contracts				$33,548,633

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.370%	JPMorgan Chase Bank NA	03/20/2023	USD	9,000	$36,054	$(20,798)	$56,852
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.370	Bank of America NA	03/20/2023		4,000	16,023	(9,244)	25,267
California State Various Purpose GO Bonds Series 2003, 5.000%, 09/20/2023	1.000	0.756	JPMorgan Chase Bank NA	09/20/2023		15,000	117,964	(67,715)	185,679
California State Various Purpose GO Bonds Series 2003, 5.000%, 12/20/2023	1.000	0.922	Morgan Stanely Co., Inc.	12/20/2023		10,000	95,263	(34,547)	129,810
Illinois State GO Bonds, Series A, 5.000%, 12/20/2023	1.000	0.303	Morgan Stanely Co., Inc.	12/20/2023		10,000	(27,207)	(93,514)	66,307

TOTAL							$238,097	$(225,818)	$463,915

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 96.1%
Alabama – 1.1%
Black Belt Energy Gas District Gas Supply RB Series 2021A (Aa1/NR)(a)(b)
$365,000	4.000%	12/01/2031	$351,021
Black Belt Energy Gas District Gas Supply RB Series 2022 (NR/NR)(a)(b)
750,000	4.000	06/01/2027	742,937
County of Jefferson AL Sewer Revenue (NR/NR)(c)
125,000	0.000	10/01/2050	126,236
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
200,000	5.750	10/01/2049	203,565
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
125,000	5.000	10/01/2030	127,129
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
200,000	5.500	10/01/2053	206,627
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
30,000	6.500	10/01/2053	32,175
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
100,000	3.875	11/01/2027	87,040
100,000	4.250	11/01/2032	82,576

			1,959,306

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB-)
100,000	4.000	06/01/2050	89,072
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB+)
5,000	0.500	06/01/2031	4,915

			93,987

American Samoa – 0.1%
American Samoa Economic Development Authority RB Refunding Series 2021 B (Ba3/NR)(d)
100,000	2.470	09/01/2024	94,592

Arizona – 1.6%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e) (3M USD LIBOR + 0.81%)
495,000	3.318	01/01/2037	459,893
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/NR)(d)
485,000	6.500	11/01/2053	441,936
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
25,000	3.375	07/01/2041	20,187
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
180,000	4.500	01/01/2049	106,051

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
65,000	4.000	07/01/2051	49,730
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(d)
25,000	4.000	12/15/2051	18,257
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)(d)
265,000	4.000	07/15/2041	206,504
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
250,000	5.000	07/01/2049	249,680
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A3/BBB+)
100,000	5.000	07/01/2045	102,221
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(d)
75,000	4.000	07/01/2041	60,131
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(d)
50,000	4.000	07/01/2026	49,475
150,000	4.375	07/01/2031	148,691
150,000	5.000	07/01/2044	148,662
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750	07/01/2043	82,201
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
100,000	5.000	05/15/2041	92,676
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
140,000	5.000	11/15/2042	137,909
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
50,000	4.000	02/15/2046	37,909
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)(d)
40,000	4.000	07/01/2051	28,465
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(d)
25,000	5.125	10/01/2030	24,927
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
425,000	5.000	12/01/2037	418,305

			2,883,810

Arkansas – 0.1%
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000	4.250	07/01/2041	41,187
25,000	3.500	07/01/2046	16,555

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – (continued)
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
$100,000	3.500%	07/01/2038	$97,861
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
50,000	5.000	06/01/2027	51,460

			207,063

California – 9.0%
Airport Commission of San Francisco International Airport RB Series 2018D (A/A1)
175,000	5.000	05/01/2048	174,752
Airport Commission of San Francisco International Airport RB Series 2019E (AMT) (A/A1)
315,000	5.000	05/01/2050	314,221
Alameda Corridor Transportation Authority Current Interest Convertible Capital Appreciation Bonds Series 2022C (AGM) (Baa2/AA)
100,000	5.000	10/01/2052	100,753
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A2/AA)(f)
200,000	0.000	08/01/2036	102,158
Bay Area Toll Authority Bridge RB 2021 Series D (AA/AA)(b)(e) (SIFMA Municipal Swap Index Yield + 0.30%)
500,000	2.750	04/01/2027	484,919
Bay Area Toll Authority Bridge RB 2021 Series E (AA/AA)(b)(e) (SIFMA Municipal Swap Index Yield + 0.41%)
350,000	2.860	04/01/2028	338,993
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)
575,000	4.000	08/01/2028	562,002
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)(d)
150,000	4.000	02/01/2056	116,963
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (NR/BBB-)
30,000	4.000	06/01/2049	29,430
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
50,000	4.000	06/01/2049	40,535
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
20,000	5.000	06/01/2049	18,902
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(f)
250,000	0.000	06/01/2055	40,910
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
60,000	5.000	06/01/2049	56,706
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(f)
400,000	0.000	06/01/2055	38,599

Municipal Bonds – (continued)
California – (continued)
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC – M@College Project Series 2020 A (Baa3/NR)
50,000	5.000	08/01/2045	46,892
California Health Facilities Financing Authority RB Series 2017A (BBB+/Baa2)
250,000	5.000	08/15/2042	245,985
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
100,000	4.000	07/01/2041	83,882
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NR)
150,000	5.000	07/01/2042	147,780
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
825,000	5.000	12/31/2037	823,165
California Municipal Finance Authority Senior Lien RB Series 2018A (NR/NR)
125,000	5.000	12/31/2038	124,762
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-1 (NR/NR)
50,000	2.750	11/15/2027	44,705
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-2 (NR/NR)
75,000	2.125	11/15/2026	68,562
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
250,000	4.000	07/15/2029	229,662
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-)
205,000	4.300	07/01/2040	198,067
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(d)
55,000	5.000	06/15/2040	50,054
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(d)
250,000	6.250	04/01/2052	236,529
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(d)
100,000	5.000	10/01/2042	95,979
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(d)
35,000	3.000	10/01/2031	29,914
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 B (NR/BBB-)(d)
25,000	2.250	10/01/2023	24,953
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)(d)
365,000	3.000	07/01/2030	311,399

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(d)
$260,000	4.000%	06/01/2031	$240,822
California School Finance Authority RB Refunding Series 2016 (NR/BBB)(d)
125,000	5.000	08/01/2046	121,863
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB-)(d)
250,000	5.250	12/01/2056	231,245
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
125,000	4.000	09/01/2051	97,939
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
50,000	5.000	09/02/2048	50,057
California Statewide Communities Development Authority Kaiser Permanente RB Series 2009C (NR/AA-) (PUTABLE)(a)(b)(g)
120,000	5.000	11/01/2029	130,561
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
550,000	5.500	12/01/2054	553,021
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
50,000	5.125	09/01/2042	47,691
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (NON-AMT) (A-/BBB+)
190,000	1.750	09/01/2029	157,807
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
50,000	4.000	09/01/2041	42,590
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(d)
50,000	4.000	09/01/2036	44,404
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
185,000	4.000	09/01/2033	171,726
City of Chula Vista CA Community Facilities District No. 16-1 Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000	4.000	09/01/2046	202,610
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
50,000	4.000	09/01/2045	40,964
50,000	4.000	09/01/2051	39,296
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
25,000	4.000	09/01/2041	21,484
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000	09/01/2039	17,899

Municipal Bonds – (continued)
California – (continued)
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
25,000	4.000	09/01/2036	22,502
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000	3.000	09/01/2031	85,173
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
500,000	4.000	09/02/2037	445,909
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2030	102,376
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
250,000	4.000	09/01/2033	231,261
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000	09/01/2040	21,750
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
25,000	4.000	09/01/2050	19,994
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)(d)
150,000	3.000	08/01/2056	93,664
County of Los Angeles CA Community Facilities District NO 2021-01
100,000	5.000	09/01/2047	94,068
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
100,000	4.000	09/01/2040	83,484
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
750,000	4.000	01/15/2046	639,721
Goldan State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
700,000	3.850	06/01/2050	607,060
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)(b)
300,000	5.000	06/01/2028	328,680
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC) (f)
250,000	0.000	06/01/2036	102,035
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (Aa3/AA-)
60,000	5.000	05/15/2030	62,275
Modesto Financing Authority Domestic Project RB 2007F (NATL) (AA-/AA-)(e) (3M USD LIBOR + 0.63%)
525,000	2.695	09/01/2037	487,460
Needles Unified School District GO Bonds 2011 B (AGM) (A2/AA)(c)
865,000	0.000	08/01/2041	611,461

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)(f)
$50,000	0.000%	08/01/2033	$30,114
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000	09/01/2034	103,747
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
170,000	5.000	09/01/2042	156,325
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
35,000	4.000	09/01/2046	28,285
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000	2.500	09/01/2037	16,981
125,000	4.000	09/01/2041	107,284
425,000	4.000	09/01/2050	339,372
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(e) (3M USD LIBOR + 0.55%)
1,200,000	2.615	06/01/2034	1,106,465
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
150,000	4.000	07/01/2039	133,821
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
590,000	4.000	07/01/2040	523,834
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)(f)
300,000	0.000	07/01/2031	210,021
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 B (A1/A)
400,000	5.000	05/01/2049	411,072
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A1/A)
500,000	4.000	05/01/2050	422,539
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 A (AMT) (A1/A)
200,000	4.000	05/01/2040	177,710
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (Ba1/NR)
100,000	4.000	08/01/2032	90,743
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (Aa1/AA+)
100,000	4.000	08/01/2044	90,295
450,000	4.000	08/01/2050	397,194
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (Aa1/AA+)
550,000	4.000	08/01/2050	485,460

Municipal Bonds – (continued)
California – (continued)
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
100,000	4.000	09/01/2050	79,974
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (NR/BBB-)
65,000	4.000	06/01/2049	57,490
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
50,000	2.500	09/02/2046	28,864
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
25,000	5.000	09/01/2047	25,133

			16,455,708

Colorado – 3.9%
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350	12/01/2050	106,809
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875	12/15/2050	87,567
City of Denver Airport System Subordinate RB Series 2018A (AMT) (A1/A)
575,000	5.250	12/01/2043	581,520
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
100,000	4.000	10/01/2056	72,787
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
100,000	5.000	09/01/2052	93,759
Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (NR/Baa3)
90,000	5.000	11/01/2049	79,906
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
695,000	6.000	07/01/2036	668,530
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
440,000	6.000	07/01/2031	425,183
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
200,000	4.000	09/01/2050	158,251
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)(a)
101,026	5.000	07/01/2057	81,304
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
100,000	4.000	11/15/2043	88,987
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
100,000	4.000	01/01/2036	94,821

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Series 2019A-2 (A-/Baa1)
$885,000	4.000%	08/01/2049	$708,506
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A2/A)
250,000	5.000	12/01/2038	251,873
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
550,000	5.000	10/01/2032	523,439
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (BBB-/Baa2)
225,000	5.000	12/01/2033	225,744
Denver Health & Hospital Authority RB Refunding Series 2019 A (NR/BBB)
500,000	5.000	12/01/2033	511,152
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)(f)
20,000	0.000	09/01/2034	11,407
E-470 Public Highway Authority RB Series 2004 B (NATL) (A2/A)(f)
110,000	0.000	09/01/2030	78,431
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(d)
150,000	5.000	12/01/2032	148,213
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
500,000	4.250	12/01/2046	396,106
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
500,000	4.000	12/01/2041	370,636
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
915,000	5.250	12/01/2051	742,006
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
65,000	5.000	12/01/2026	67,962
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
575,000	3.375	12/01/2030	494,485

			7,069,384

Connecticut – 0.4%
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
25,000	5.500	08/01/2029	27,086
State of Connecticut Health & Educational Facilities Authority RB Series E (NR/BBB) (NR/NR)
230,000	4.000	07/01/2041	191,985
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BBB-)
55,000	5.375	07/01/2052	50,582
State of Connecticut Special Tax Obligation Bonds for Transportation Insfrastructure 2021 Series D (Aa3/AA-)
375,000	4.000	11/01/2038	352,903

Municipal Bonds – (continued)
Connecticut – (continued)
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(d)
100,000	4.000	04/01/2041	82,931

			705,487

Delaware – 0.1%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
50,000	3.000	06/01/2032	40,271
50,000	4.000	06/01/2042	39,622
Delaware Economic Development Authority Charter Schools RB Series 2021 (BBB+/NR)
75,000	4.000	09/01/2041	64,208
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
100,000	4.000	07/01/2030	93,550

			237,651

District of Columbia – 1.6%
District of Columbia Income Tax Secured RB Series 2022A (Aa1/AAA)
340,000	5.500	07/01/2047	373,669
District of Columbia Private Activity RB Series 2022A (NR/NR)
100,000	5.500	02/28/2037	100,585
District of Columbia RB Refunding for KIPP DC Obligated Group Series 2017 B (NR/BBB+)
125,000	5.000	07/01/2037	126,308
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A3/A-)
55,000	6.500	05/15/2033	56,178
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)(a)(b)
150,000	3.000	10/01/2027	145,096
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2019A (AMT) (AA-/Aa3)
1,500,000	5.000	10/01/2044	1,498,087
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
565,000	5.000	10/01/2039	591,618
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
125,000	3.000	10/01/2050	87,220

			2,978,761

Florida – 15.8%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
200,000	5.000	06/15/2032	195,480
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.250	05/01/2031	84,696
AH at Turnpike South Community Development District Special Assessment Phase 3 Project Series 2021 (NR/NR)
500,000	4.000	05/01/2051	390,533

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/BBB) (NR/NR)
$250,000	4.000%	10/01/2046	$193,981
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
55,000	3.750	05/01/2029	51,006
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(d)
55,000	3.200	05/01/2041	39,933
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(d)
20,000	2.500	05/01/2026	18,054
50,000	3.200	05/01/2041	36,411
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
125,000	2.375	05/01/2026	112,065
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
25,000	3.125	05/01/2041	17,902
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
40,000	3.625	06/01/2024	39,213
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
660,000	2.875	05/01/2031	537,785
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(d)
200,000	3.000	05/01/2031	165,289
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
40,000	6.000	11/01/2027	41,781
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	12/15/2040	78,758
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
500,000	3.125	05/01/2031	414,918
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
250,000	4.800	06/15/2027	247,397
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR/NR)
100,000	3.250	06/15/2042	71,931
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
300,000	4.000	09/01/2049	252,997
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
55,000	4.750	05/01/2027	53,761
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
200,000	4.000	05/01/2027	194,720

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
625,000	5.250	12/01/2058	531,968
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(d)
100,000	4.000	07/01/2051	67,939
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
200,000	4.000	08/01/2030	191,429
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
100,000	4.000	12/01/2028	91,122
300,000	5.250	12/01/2043	270,224
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
235,000	2.750	05/01/2031	189,547
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
30,000	4.250	05/01/2037	26,715
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.350	05/01/2041	73,786
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(d)
100,000	3.375	05/01/2041	74,878
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(d)
100,000	3.700	05/01/2040	79,142
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	2.400	05/01/2026	178,505
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(d)
200,000	4.000	10/01/2051	136,589
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (NR/A-)
145,000	4.000	11/01/2039	128,500
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
100,000	5.125	06/01/2042	93,478
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
125,000	3.250	09/01/2025	120,287
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A-)
200,000	5.000	07/01/2050	198,018
Coddington Community Development District
260,000	5.000	05/01/2032	258,622
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000	05/01/2031	144,288
175,000	3.000	05/01/2035	133,940
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
100,000	3.500	12/15/2029	92,210

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$170,000	3.125%	05/01/2030	$144,916
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
40,000	5.000	09/01/2035	41,725
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
50,000	3.875	05/01/2027	46,479
50,000	4.250	05/01/2032	46,810
270,000	4.625	05/01/2042	244,440
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
340,000	4.250	05/01/2042	294,087
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
200,000	4.250	05/01/2027	196,351
260,000	4.750	05/01/2032	253,979
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(d)
190,000	2.700	05/01/2025	177,833
310,000	3.125	05/01/2030	264,429
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(d)
80,000	2.625	05/01/2025	75,682
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
345,000	3.750	05/01/2040	269,732
DW Bayview Community Development District Sepcial Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000	4.300	05/01/2027	170,318
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
50,000	3.375	05/01/2041	37,801
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
235,000	4.875	05/01/2032	232,513
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000	3.300	05/01/2041	36,799
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
75,000	3.625	05/01/2032	63,279
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
100,000	4.000	05/01/2040	85,154
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000	3.600	05/01/2041	100,753
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
125,000	3.375	05/01/2032	104,800
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
265,000	2.125	05/01/2026	236,323

Municipal Bonds – (continued)
Florida – (continued)
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
760,000	4.000	08/15/2045	606,031
Eureka Grove Community Development District Special Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000	3.500	05/01/2041	517,078
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
100,000	5.000	11/01/2039	96,096
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
195,000	5.000	05/01/2035	194,110
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(d)
100,000	5.000	07/01/2032	92,555
135,000	5.375	07/01/2042	118,774
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)(d)
100,000	5.000	10/01/2042	90,495
Florida Development Finance Corp. RB for Brightline Passenger Rail Expansion Project Series 2022A (NR/NR)(a)(b)(d)
500,000	7.250	10/03/2023	488,024
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(d)
100,000	4.000	06/01/2030	91,014
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(d)
100,000	5.125	06/01/2040	92,179
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (NR/NR)(d)
100,000	1.750	06/01/2026	88,914
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
100,000	4.000	06/01/2030	90,488
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(d)
500,000	7.375	01/01/2049	430,783
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(d)
100,000	4.000	06/30/2041	76,361
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
100,000	5.000	04/01/2028	104,786
Florida Development Finance Corp. Surface Transportation Facility RB for Virgin Trains USA Passenger Rail Project Series 2019A (NR/NR)(a)(b)(d)
400,000	6.500	01/01/2029	340,291
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(b)(d)
100,000	6.375	01/01/2026	91,447

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
$150,000	5.000%	03/01/2047	$139,397
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
110,000	3.700	11/01/2029	102,861
Forest Lake Community Development District Special Assessment Bonds Series 2022 (NR/NR)(d)
110,000	4.750	05/01/2027	108,574
200,000	5.000	05/01/2032	193,491
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
165,000	2.950	05/01/2031	135,797
75,000	3.350	05/01/2041	55,745
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000	4.000	05/01/2030	94,177
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
35,000	3.750	11/01/2024	34,027
50,000	4.750	11/01/2039	47,201
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	11/01/2041	45,054
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
710,000	3.750	05/01/2041	549,028
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
50,000	5.000	11/15/2036	48,091
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
100,000	3.500	11/01/2030	86,539
50,000	4.375	11/01/2049	42,297
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
45,000	4.200	05/01/2027	43,471
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
125,000	3.450	05/01/2041	97,039
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
60,000	3.000	05/01/2036	49,739
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
60,000	2.875	05/01/2025	56,510
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
95,000	5.000	11/01/2048	89,183
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(d)
25,000	3.500	05/01/2031	21,614

Municipal Bonds – (continued)
Florida – (continued)
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
180,000	2.375	05/01/2026	160,446
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
125,000	3.000	05/01/2037	92,338
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.125	05/01/2041	71,317
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500	05/01/2040	78,011
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.700	05/01/2031	80,851
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.600	06/15/2041	38,887
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
200,000	5.500	05/01/2042	182,553
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400	05/01/2030	74,471
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200	05/01/2030	85,761
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(d)
100,000	2.500	05/01/2025	93,284
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000	3.250	05/01/2029	110,345
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(d)
100,000	4.000	05/01/2049	79,501
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
60,000	2.000	05/01/2028	52,836
70,000	2.000	05/01/2029	60,129
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
185,000	2.300	05/01/2026	168,149
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
100,000	4.750	11/01/2048	90,236
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000	05/01/2038	65,500
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	4.750	05/01/2032	96,125
50,000	5.000	05/01/2042	45,846

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
$110,000	3.125%	05/01/2025	$104,397
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
75,000	3.250	05/01/2031	62,751
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
50,000	3.450	05/01/2041	37,800
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
75,000	4.250	05/01/2042	66,199
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
160,000	3.250	05/01/2041	116,163
Miami RB Refunding Parking System Series 2019 (BAM) (A2/AA)
100,000	4.000	10/01/2038	92,723
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (NR/Ba2)(d)
100,000	5.000	07/01/2037	90,024
100,000	5.250	07/01/2042	88,531
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
100,000	3.250	05/01/2032	82,017
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500	05/01/2041	75,162
100,000	4.000	05/01/2051	77,912
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	3.375	11/01/2041	148,622
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(d)
280,000	4.750	05/01/2027	273,472
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	05/01/2040	77,903
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
200,000	2.375	11/01/2026	175,587
330,000	2.875	11/01/2031	266,112
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
175,000	4.000	06/01/2036	145,407
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
30,000	3.250	05/01/2024	29,208
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
100,000	4.000	05/01/2036	91,823
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.150	11/01/2041	36,055

Municipal Bonds – (continued)
Florida – (continued)
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.750	05/01/2040	123,388
Parrish Plantation Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
200,000	4.375	05/01/2027	196,017
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
100,000	3.550	05/01/2041	75,077
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000	2.625	05/01/2034	158,857
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500	05/01/2037	98,974
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500	11/01/2030	87,318
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
250,000	3.000	05/01/2031	208,096
Preston Cove Community Development District Special Assessment RB Series 2022 (NR/NR)
675,000	3.600	05/01/2032	566,658
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
50,000	2.200	12/15/2026	43,766
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
100,000	3.000	05/01/2036	75,666
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
90,000	3.300	05/01/2042	65,299
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR/NR)
310,000	3.125	05/01/2027	275,615
365,000	3.400	05/01/2032	300,748
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
200,000	2.450	11/01/2026	177,225
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000	2.625	05/01/2040	71,527
Sandmine Road Community Development District Special Assessment Bonds for Polk County Series 2020 (NR/NR)(d)
55,000	2.625	05/01/2025	51,390
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
85,000	3.300	11/01/2041	62,333
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (NR/A1)
250,000	4.000	07/01/2048	212,103
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.750	05/01/2031	88,271

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
$50,000	3.750%	05/01/2040	$39,092
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
50,000	4.125	05/01/2032	46,503
75,000	4.500	05/01/2042	66,837
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
100,000	5.000	10/01/2032	97,469
Siena North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
50,000	4.000	06/15/2042	41,992
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	3.000	06/15/2032	80,938
100,000	3.250	06/15/2042	75,726
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
235,000	4.000	05/01/2052	182,080
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
200,000	3.500	05/01/2041	149,439
Somerset Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
435,000	4.000	05/01/2023	434,450
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	3.250	06/15/2041	18,329
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
25,000	4.000	11/01/2031	23,239
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
100,000	4.000	12/15/2036	81,727
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
150,000	4.000	08/01/2055	122,527
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
470,000	3.000	05/01/2031	382,776
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR)(d)
130,000	3.000	11/01/2032	104,064
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(d)
50,000	3.300	11/01/2041	36,558
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500	06/15/2039	46,159
Storey Creek Community Development District
240,000	5.000	06/15/2032	237,802

Municipal Bonds – (continued)
Florida – (continued)
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	3.000	06/15/2032	82,344
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(d)
25,000	2.875	06/15/2031	20,453
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(d)
60,000	3.750	06/15/2029	55,210
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	3.450	05/01/2041	55,725
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750	05/01/2040	63,598
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
100,000	2.500	05/01/2025	93,339
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
50,000	4.000	05/01/2033	46,008
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.375	05/01/2041	37,494
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
50,000	3.300	12/15/2041	36,748
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
85,000	2.500	05/01/2026	76,565
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(d)
75,000	3.625	05/01/2040	60,674
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
540,000	2.700	05/01/2031	433,661
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(d)
100,000	3.250	05/01/2030	85,226
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(d)
390,000	2.375	11/01/2026	342,523
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
40,000	2.500	11/01/2026	35,559
50,000	3.000	11/01/2031	40,802
40,000	3.500	11/01/2041	30,105
50,000	4.000	11/01/2050	39,194
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
100,000	3.375	11/01/2030	86,791

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
$75,000	4.000%	05/01/2042	$62,641
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	5.125	05/01/2042	93,321
Two Rivers West Community Development District Special Assessment Bond Anticipation Note Series 2022 (NR/NR)
100,000	3.000	01/15/2023	99,256
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
85,000	3.375	05/01/2045	66,043
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
250,000	3.625	05/01/2041	193,911
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(d)
25,000	3.600	05/01/2041	19,072
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
50,000	4.125	05/01/2034	45,978
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
100,000	3.750	05/01/2037	82,580
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
50,000	2.625	05/01/2024	48,451
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(d)
35,000	1.875	05/01/2025	32,451
50,000	2.625	05/01/2030	42,435
50,000	3.000	05/01/2035	39,988
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	2.550	05/01/2031	40,754
100,000	2.850	05/01/2036	75,198
100,000	3.000	05/01/2041	69,260
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
100,000	5.125	05/01/2042	93,657
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/R)
45,000	3.450	05/01/2042	32,770
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR/NR)
670,000	4.000	05/01/2042	559,569
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750	05/01/2040	79,494
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
60,000	5.125	05/01/2042	55,196

Municipal Bonds – (continued)
Florida – (continued)
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
125,000	4.000	05/01/2040	106,390
100,000	4.000	05/01/2051	78,106
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
100,000	2.400	05/01/2026	89,357
25,000	3.000	05/01/2031	20,530
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750	05/01/2039	47,484
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	05/01/2041	45,618
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
100,000	3.500	05/01/2041	76,031
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
100,000	3.250	05/01/2041	75,447
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
150,000	4.250	06/15/2039	133,290
Willow Walk Community Development District Special Assessment Series 2017 (NR/NR)
25,000	3.500	05/01/2023	24,809
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
135,000	5.625	05/01/2042	132,482
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000	2.400	05/01/2026	44,572
150,000	2.950	05/01/2031	121,840
75,000	3.350	05/01/2041	54,699
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR/NR)
100,000	4.000	05/01/2042	83,526
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700	05/01/2040	79,140
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000	3.375	05/01/2041	18,626

			28,949,742

Georgia – 0.6%
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
35,000	2.375	01/01/2031	29,160
50,000	4.000	01/01/2036	43,349
80,000	4.000	01/01/2054	60,980
Main Street Natural Gas Gas Supply RB Series 2021A (NR/NR)(a)(b)
225,000	4.000	09/01/2027	222,291

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
$75,000	5.000%	05/15/2049	$71,824
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3/NR)(a)(b)
500,000	4.000	12/01/2029	469,226
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
150,000	4.000	06/01/2045	125,190

			1,022,020

Guam – 0.8%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)(h)
100,000	5.250	10/01/2029	98,709
100,000	5.250	10/01/2030	97,072
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
50,000	4.460	10/01/2043	40,190
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
25,000	3.625	02/01/2025	23,300
60,000	4.250	02/01/2030	55,267
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (BB/NR)
5,000	5.000	11/15/2022	5,002
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (NR/NR)
65,000	5.000	11/15/2022	65,139
Guam Government RB Refunding Series 2021 E (Ba1/NR)
275,000	3.250	11/15/2026	258,406
Guam Government RB Refunding Series 2021 F (Ba1/NR)
100,000	5.000	01/01/2029	99,844
350,000	4.000	01/01/2042	282,420
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
370,000	5.000	01/01/2050	370,292
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
75,000	5.000	07/01/2037	76,323
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
50,000	5.000	11/01/2035	47,470

			1,519,434

Illinois – 10.4%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
25,000	4.000	10/01/2043	21,608
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
175,000	0.000	12/01/2027	137,457
220,000	0.000	12/01/2030	147,049

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
245,000	0.000	12/01/2029	173,313
215,000	0.000	12/01/2030	143,707
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
100,000	0.000	12/01/2031	62,951
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
30,000	5.500	12/01/2026	31,387
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
295,000	0.000	12/01/2025	255,952
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
500,000	6.038	12/01/2029	469,287
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
100,000	7.000	12/01/2044	106,733
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
100,000	6.500	12/01/2046	105,945
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
455,000	5.000	12/01/2026	470,427
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
875,000	6.000	01/01/2038	904,603
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A)
55,000	5.000	01/01/2037	55,966
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (Baa2/A)
55,000	5.000	11/01/2042	53,044
Chicago Transit Authority Sales Tax Recepts RB Series 2014 (NR/AA)
250,000	5.250	12/01/2049	254,943
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
35,000	3.750	07/01/2041	26,557
City of Chicago Board of Education UT GO Refunding Bonds Series 2017C (BB/NR)
500,000	5.000	12/01/2025	510,884
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (AA/NR)
450,000	5.000	12/01/2029	464,532
City of Chicago Board of Education UT GO Refunding Bonds Series 2022B (NR/BB)
750,000	4.000	12/01/2037	648,065

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (Ba1/WR/BBB+)
$200,000	5.500%	01/01/2037	$200,524
City of Chicago GO Bonds Series 2021A (BBB+/BBB-)
50,000	5.000	01/01/2028	50,915
City of Chicago GO Bonds Series 2021B (BBB+/BBB-)
301,000	4.000	01/01/2028	293,218
826,000	4.000	01/01/2049	645,667
City of Chicago GO Refunding Bonds Series B (Ba1/BBB+)
1,000,000	5.765	01/01/2028	976,321
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
250,000	5.000	01/01/2044	237,692
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
200,000	5.000	01/01/2042	200,582
150,000	4.500	01/01/2048	137,501
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (AMT) (NR/A+)
100,000	4.000	01/01/2042	88,985
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 (NR/NR)(d)
270,000	3.040	12/01/2028	237,063
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
165,000	5.000	03/01/2040	152,224
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(d)
100,000	6.125	04/01/2049	97,008
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
305,000	5.000	10/01/2033	307,799
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
200,000	5.000	09/01/2046	192,590
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
25,000	5.000	05/15/2041	21,787
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000	5.000	05/15/2028	1,047,198
Illinois Finance Authority RB Series 2021 (NR/BB+)(d)
250,000	4.000	10/01/2042	193,465
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
35,000	4.500	12/01/2041	31,087
Illinois State GO Bonds Series 2017 C (Baa2/BBB)
400,000	5.000	11/01/2029	407,245
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
600,000	5.000	11/01/2028	611,542
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
750,000	5.000	05/01/2032	758,592
Illinois State GO Bonds Series 2020 (Baa2/BBB)
1,000,000	5.500	05/01/2030	1,055,613
50,000	5.500	05/01/2039	50,896
290,000	5.750	05/01/2045	296,318
Illinois State GO Bonds Series 2020 C (Baa2/BBB)
1,000,000	4.000	10/01/2041	830,116
175,000	4.250	10/01/2045	145,359

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Refunding Bonds Series 2018 B (Baa2/BBB)
375,000	5.000	10/01/2031	380,222
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(f)
135,000	0.000	12/15/2032	81,603
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)(f)
35,000	0.000	12/15/2054	5,260
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (NR/BBB+)
785,000	5.000	06/15/2050	733,006
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (A-/Baa3)(f)
1,000,000	0.000	12/15/2034	534,526
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
30,000	4.000	06/15/2052	22,738
State of Illinois GO Bonds Series 2016 (BBB/Baa2)
1,000,000	4.000	06/01/2033	913,930
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
580,000	4.250	12/01/2040	502,241
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
30,000	3.250	11/01/2026	28,626
State of Illinois GO Bonds Series 2021B (Baa1/BBB+)
1,000,000	5.000	03/01/2026	1,017,334
State of Illinois GO Bonds Series 2022A (Baa1/BBB+)
625,000	5.500	03/01/2047	627,699

			19,158,902

Indiana – 0.4%
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (NON-AMT) (BB-/NR)
250,000	4.125	12/01/2026	241,864
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/A-)(a)(b)
35,000	2.100	11/01/2026	32,859
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (Baa3/NR)
100,000	3.000	11/01/2030	88,166
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
50,000	2.520	11/15/2026	44,278
50,000	2.920	11/15/2027	43,627
50,000	3.210	11/15/2028	43,056
50,000	3.260	11/15/2029	42,484
50,000	3.300	11/15/2030	42,040
Indiana Municipal Power Agency RB Refunding Series 2016 A (A1/A+)
160,000	5.000	01/01/2042	163,841
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
50,000	4.000	09/01/2031	48,644

			790,859

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – 0.6%
City of Coralville GO Annual Appopriation Refunding Bonds Series 2022C (NR/NR)
$575,000	5.000%	05/01/2042	$514,176
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)(a)(b)
300,000	4.000	12/01/2032	272,072
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)
310,000	5.000	10/01/2034	314,361

			1,100,609

Kansas – 0.0%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
50,000	4.000	06/01/2036	41,420

Kentucky – 1.7%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)(d)
200,000	4.450	01/01/2042	180,753
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
150,000	2.125	10/01/2034	110,567
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
150,000	2.000	02/01/2032	117,206
County of Trimble RB for Louisville Gas and Electric Co. Series 2016 A (AMT) (A1/A/A-2) (PUTABLE)(a)(b)(g)
250,000	1.300	09/01/2027	202,309
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
100,000	4.000	03/01/2046	81,407
90,000	4.000	03/01/2049	72,137
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
75,000	4.000	06/01/2045	64,622
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1 (NR/A)(a)(b)
1,000,000	4.000	06/01/2025	993,529
Kentucky State University COPS Series 2021 (BAM) (NR/AA)
40,000	4.000	11/01/2046	35,359
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
500,000	2.000	10/01/2033	369,469
Public Energy Authority of Kentucky Gas Supply RB Series 2022 A-1 (NR/NR)(a)(b)
955,000	4.000	08/01/2030	908,367

			3,135,725

Louisiana – 1.2%
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
275,000	4.450	06/01/2027	270,672
250,000	5.000	06/01/2032	245,109

Municipal Bonds – (continued)
Louisiana – (continued)
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
695,000	2.875	06/01/2031	578,290
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(d)
250,000	5.000	04/01/2035	242,098
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (Baa2/BBB)
125,000	3.500	11/01/2032	114,294
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)(d)
100,000	6.000	06/01/2037	93,695
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(d)
100,000	6.125	06/01/2037	94,406
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
100,000	4.000	10/01/2039	86,213
100,000	4.000	10/01/2041	84,610
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(d)
100,000	4.000	06/01/2041	79,444
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(d)
100,000	4.000	06/01/2041	79,444
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
200,000	5.000	01/01/2048	195,510

			2,163,785

Maine – 0.5%
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
400,000	4.000	07/01/2045	343,900
Maine Health and Higher Education Facilities Authority RB Series 2021A (AA/A1)
375,000	4.000	07/01/2037	348,227
325,000	4.000	07/01/2041	293,173

			985,300

Maryland – 1.1%
City of Gaithersburg Economic Development Project RB Series 2022 (NR/NR)
75,000	5.000	01/01/2037	74,100
100,000	5.125	01/01/2042	97,893
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
50,000	4.000	01/01/2040	43,754
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
250,000	4.000	01/01/2039	233,364
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
90,000	4.000	07/01/2040	77,956

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
$200,000	3.997%	04/01/2034	$160,148
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (Baa3/NR)
865,000	4.000	01/01/2038	768,916
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (NR/BBB-)
100,000	4.000	06/01/2046	81,601
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(d)
100,000	5.500	05/01/2042	92,548
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)(f)
700,000	0.000	05/01/2051	164,875
700,000	0.000	05/01/2052	155,425
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000	4.875	06/01/2042	93,280

			2,043,860

Massachusetts – 0.1%
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(d)
120,000	5.000	07/15/2023	120,808
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(e) (3M USD LIBOR + 0.57%)
30,000	2.434	05/01/2037	28,253

			149,061

Michigan – 2.2%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(a)
1,665,000	4.000	04/01/2044	1,199,822
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
205,000	5.500	04/01/2045	205,977
205,000	5.500	04/01/2050	207,048
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
45,000	5.000	04/01/2030	46,326
40,000	5.000	04/01/2032	40,367
150,000	5.000	04/01/2034	149,376
60,000	5.000	04/01/2036	59,099
50,000	5.000	04/01/2038	48,755
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
50,000	2.711	04/01/2026	45,031
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
250,000	5.000	07/01/2048	245,032
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(a)
400,000	4.000	04/01/2044	288,246

Municipal Bonds – (continued)
Michigan – (continued)
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
100,000	5.000	05/15/2037	91,812
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
25,000	4.000	11/15/2031	22,439
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
100,000	4.000	02/01/2042	79,147
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
100,000	5.000	11/15/2048	99,424
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (BBB+/NR)
225,000	5.000	06/01/2040	226,315
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
325,000	3.267	06/01/2039	262,185
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
60,000	5.000	06/01/2049	56,383
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(f)
4,505,000	0.000	06/01/2065	344,261
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)(f)
1,150,000	0.000	06/01/2058	47,563
Star International Academy RB Refunding Series 2020 (NR/BBB)
100,000	5.000	03/01/2030	99,217
100,000	5.000	03/01/2033	97,370
Universal Academy RB Refunding Series 2021 (NR/BBB-)
50,000	4.000	12/01/2031	46,708

			4,007,903

Minnesota – 0.7%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
75,000	4.000	07/01/2031	67,270
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
100,000	4.250	02/15/2048	87,684
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)
380,000	4.000	06/15/2037	325,080
390,000	4.000	06/15/2038	329,120
250,000	4.000	06/15/2039	208,275
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (Ba2/NR)
25,000	4.000	03/01/2032	22,771
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (NR/NR)
330,000	4.000	12/01/2026	327,077

			1,367,277

The accompanying notes are an integral part of these financial statements.	165

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – 0.4%
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (NON-AMT) (Baa2/BBB) (PUTABLE)(a)(b)(g)
$375,000	2.650%	04/01/2027	$349,678
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa1/A)
200,000	2.375	06/01/2044	121,088
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(d)
100,000	5.000	10/01/2033	99,749
200,000	4.000	10/01/2041	152,880
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(g)
75,000	1.600	06/16/2025	70,398

			793,793

Missouri – 0.3%
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
50,000	4.000	03/01/2041	40,145
Industrial Development Authority of The City of St Louis Missouri (The)
100,000	5.000	05/15/2041	95,222
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
25,000	3.500	11/01/2040	20,277
25,000	4.250	11/01/2050	19,233
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
25,000	4.000	08/01/2036	21,708
25,000	4.000	08/01/2041	20,381
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (NR/A)
100,000	5.000	04/01/2048	103,452
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR) (PUTABLE)(a)(b)(g)
250,000	3.500	07/01/2025	244,179

			564,597

Nevada – 0.4%
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
50,000	3.125	06/01/2051	30,979
Clark County LT GO Stadium Improvement Bonds Series 2018A (AA+/NR)
500,000	5.000	05/01/2048	515,877
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000	5.000	07/01/2040	96,046

			642,902

New Hampshire – 0.5%
National Finance Authority Hospital RB Series 2021B (AGM) (AA/NR)
500,000	3.000	08/15/2046	351,612

Municipal Bonds – (continued)
New Hampshire – (continued)
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (AMT) (NR/A-)
400,000	4.000	12/01/2028	393,399
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
225,000	4.000	01/01/2041	186,201
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (Baa1/A-) (PUTABLE)(a)(b)(g)
40,000	2.800	10/02/2023	39,654

			970,866

New Jersey – 2.9%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
40,000	5.000	03/01/2032	41,943
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (A2/AA)
125,000	4.000	07/01/2047	105,740
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (Baa3/BB+)
100,000	4.000	07/01/2032	94,856
New Jersey Economic Development Authority RB Series 2021 QQQ (Baa1/BBB)
450,000	4.000	06/15/2046	378,321
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (BBB+/A3)(b)
300,000	5.500	12/15/2026	325,615
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (Ba3/B+)
200,000	5.250	09/15/2029	197,819
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (Ba3/B+)
100,000	5.625	11/15/2030	99,814
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
25,000	5.000	07/01/2035	25,178
100,000	5.000	07/01/2045	97,712
New Jersey Health Care Facilities Financing Authority RB for St.. Joseph’s Healthcare System Obligated Group Issue Series 2016 (BBB-/Baa3)
325,000	5.000	07/01/2041	302,420
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
215,000	5.000	12/15/2033	218,631
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (Baa1/BBB)(f)
1,000,000	0.000	12/15/2035	506,650
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(f)
200,000	0.000	12/15/2026	167,198
120,000	0.000	12/15/2032	73,043

166	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
$20,000	5.000%	06/15/2046	$19,795
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(f)
190,000	0.000	12/15/2027	152,643
240,000	0.000	12/15/2030	165,945
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB) (f)
155,000	0.000	12/15/2033	88,757
235,000	0.000	12/15/2038	98,259
40,000	0.000	12/15/2039	15,642
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
90,000	4.000	12/15/2031	86,235
140,000	5.000	12/15/2032	143,297
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
75,000	3.000	06/15/2050	49,627
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
400,000	3.500	06/15/2046	302,930
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (Baa1/BBB)(f)
110,000	0.000	12/15/2032	66,956
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2018 Series A (BBB+/A3)
1,000,000	5.000	12/15/2028	1,042,777
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (Baa1/NR)
20,000	5.000	01/01/2037	19,857
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
100,000	5.000	01/01/2048	93,996
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
250,000	5.000	06/01/2046	230,137
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(d)
200,000	6.750	12/01/2041	164,391

			5,376,184

New Mexico – 0.4%
City of Farmington Pollution Control Refunding RB 2005 Series A (NON-AMT) (A-/BBB+)
400,000	1.800	04/01/2029	337,340
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Recepits Tax Increment Bonds Series 2022 (NR/NR)(d)
500,000	4.250	05/01/2040	403,265

			740,605

New York – 9.9%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
100,000	1.625	11/01/2025	91,855

Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
110,000	4.000	06/15/2029	104,866
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/BB+)
100,000	5.000	06/15/2042	93,000
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
15,000	5.000	07/01/2042	14,312
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(d)
100,000	5.000	12/01/2041	91,678
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
100,000	4.000	06/15/2041	80,399
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(d)
100,000	4.000	06/15/2027	90,459
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(d)
100,000	6.500	07/01/2032	101,173
150,000	6.500	07/01/2042	145,764
100,000	6.500	07/01/2052	95,262
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(d)
100,000	9.750	07/01/2032	95,817
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(d)
100,000	5.000	07/01/2040	93,086
100,000	5.000	07/01/2051	88,611
Empire State Urban Development Corp. State Personal Income Tax RB Series 2020E (AA+/NR)
500,000	4.000	03/15/2039	461,558
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(d)(f)
800,000	0.000	06/01/2060	38,096
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (BBB+/NR)
250,000	5.000	12/01/2041	240,889
Metropolitan Tranportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A3/BBB+)
250,000	4.000	11/15/2047	204,724
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
1,415,000	5.250	11/15/2056	1,391,176
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
75,000	4.750	11/15/2045	70,588
75,000	5.000	11/15/2050	70,824
75,000	5.250	11/15/2055	73,731
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (A3/BBB+)
100,000	5.000	11/15/2044	95,744
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/BBB+)
185,000	4.000	11/15/2050	149,296

The accompanying notes are an integral part of these financial statements.	167

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
$100,000	5.000%	11/15/2028	$103,688
100,000	5.000	11/15/2029	103,684
100,000	5.000	11/15/2030	103,372
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
175,000	5.250	11/15/2031	180,059
Metropolitan Transportation Authority RB Refunding Series 2017 D (A3/BBB+)
250,000	5.000	11/15/2032	251,402
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (A3/BBB+)
200,000	5.250	11/15/2028	205,661
Metropolitan Transportation Authority RB Series 2012 B (A3/BBB+)(b)
200,000	4.000	11/15/2022	200,197
Metropolitan Transportation Authority RB Series 2013 B (A3/BBB+)
100,000	5.000	11/15/2022	100,193
Metropolitan Transportation Authority Transportation RB Series 2015B (BBB+/A3)
340,000	5.250	11/15/2055	334,247
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/BBB+)
500,000	4.000	11/15/2047	409,448
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)(f)
2,255,000	0.000	06/01/2060	102,599
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
150,000	3.000	01/01/2046	102,929
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
75,000	3.000	03/01/2036	60,370
50,000	4.000	03/01/2045	43,728
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
50,000	4.000	03/01/2045	42,233
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(f)
3,500,000	0.000	06/01/2060	151,340
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
100,000	3.500	02/15/2048	96,851
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)(d)
150,000	7.250	11/15/2044	151,117
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(d)
1,190,000	5.000	11/15/2044	1,063,960
New York State Dormitory Authority Personal Income Tax RB Series 2021E (AA+/AA+)
1,000,000	4.000	03/15/2038	933,459
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
200,000	4.000	07/01/2035	180,479
225,000	4.000	07/01/2040	193,545

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
100,000	4.000	07/01/2031	94,263
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Ba2/BB+)
200,000	5.000	07/01/2035	181,102
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
250,000	4.000	09/01/2037	206,355
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
200,000	4.000	07/01/2048	166,455
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa2/NR)
100,000	3.000	03/15/2038	79,605
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(a)(b)
250,000	2.750	09/02/2025	233,515
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
150,000	1.100	05/01/2027	130,489
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
75,000	4.000	12/01/2040	66,056
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
25,000	5.000	01/01/2023	25,045
150,000	5.000	01/01/2027	150,630
200,000	5.000	01/01/2028	199,960
45,000	5.000	01/01/2029	44,842
200,000	5.000	01/01/2030	198,532
545,000	5.000	01/01/2031	537,408
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
130,000	4.000	10/01/2030	121,847
20,000	5.000	10/01/2035	19,204
585,000	5.000	10/01/2040	547,699
845,000	4.375	10/01/2045	707,274
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
25,000	2.500	10/31/2031	19,925
25,000	4.000	10/31/2034	22,131
135,000	4.000	10/31/2041	111,191
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
490,000	5.000	12/01/2026	499,478
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
25,000	5.000	12/01/2034	25,264
25,000	5.000	12/01/2035	25,218
75,000	5.000	12/01/2036	75,530
50,000	5.000	12/01/2037	50,228
95,000	5.000	12/01/2038	94,509

168	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (NR/NR)
$400,000	5.250%	01/01/2050	$387,774
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
15,000	5.375	08/01/2036	14,677
New York Transportation Development Corp. Special Facility RB Series 2021 (NR/NR)
550,000	3.000	08/01/2031	480,688
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
410,000	5.000	08/01/2026	410,000
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
135,000	3.000	07/01/2044	85,564
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
250,000	4.000	07/01/2035	221,489
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (Aa3/A+)
500,000	4.000	07/15/2051	419,955
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (Aa3/A+)
130,000	5.000	09/01/2034	133,496
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A-/A3)(a)(b)
500,000	5.000	05/01/2026	517,024
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
325,000	4.250	05/01/2052	283,316
385,000	5.000	05/01/2052	380,660
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (AA+/NR)
1,000,000	4.000	03/15/2047	887,268
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
200,000	4.000	06/01/2050	169,400

			18,122,535

North Carolina – 0.4%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (NR/BBB) (PUTABLE)(a)(b)(g)
75,000	1.375	06/16/2025	69,789
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (AA/Baa2)
275,000	5.500	07/01/2047	283,399
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
50,000	4.000	09/01/2041	42,723
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
75,000	4.000	03/01/2036	61,920
100,000	4.000	03/01/2051	69,254

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
50,000	4.000	09/01/2041	41,301
North Carolina Turnpike Authority RB Refunding Series 2018 (AGM) (NR/AA)
225,000	5.000	01/01/2035	234,740

			803,126

North Dakota – 0.2%
City of Horace Temporary Refunding Improvement Bonds Series 2022A (Baa2/NR)
325,000	3.250	08/01/2024	320,006

Ohio – 2.4%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
50,000	4.000	06/01/2039	45,179
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
1,205,000	5.000	06/01/2055	1,012,215
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(f)
1,800,000	0.000	06/01/2057	191,474
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
310,000	5.375	05/15/2037	297,114
County of Cuyahoga Hospital RB Series 2017 (Baa3/BBB-)
250,000	5.000	02/15/2052	237,320
County Of Franklin Healthcare Facilities Refunding Rb Series 2022 (NR/BBB) (NR/NR)
200,000	4.000	07/01/2040	168,664
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
100,000	5.250	11/15/2040	91,674
County of Franklin RB Series OH 2019A (Aa3/AA-)
225,000	4.000	12/01/2044	199,142
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
20,000	5.000	02/15/2042	19,708
20,000	5.500	02/15/2057	20,196
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
150,000	2.000	12/01/2031	123,925
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750	12/01/2038	131,523
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
175,000	5.000	12/01/2035	173,853
125,000	5.000	12/01/2051	114,198
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(g)
250,000	4.250	06/01/2027	245,634

The accompanying notes are an integral part of these financial statements.	169

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR) (PUTABLE)(a)(b)(g)
$750,000	4.250%	06/01/2027	$728,650
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
100,000	5.000	12/01/2042	93,947
100,000	5.000	12/01/2045	92,382
Ohio State Higher Education Facilities RB Series 2020 (NR/NR)
100,000	5.000	01/15/2050	94,999
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(a)(b)
100,000	4.375	06/15/2026	91,007
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(d)
100,000	4.250	12/01/2050	74,390
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(d)
100,000	6.500	12/01/2030	88,494
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
175,000	4.000	01/01/2038	148,135

			4,483,823

Oklahoma – 0.3%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
35,000	5.000	08/15/2038	29,846
50,000	5.500	08/15/2057	42,408
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB-)
375,000	5.500	08/15/2052	319,809
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(a)(b)
100,000	5.000	06/01/2025	100,874

			492,937

Oregon – 0.3%
City of Medford Asante Health System Obligated Group Hospital Facilities Authority Revenue Refunding Bond Series 2020A (A+/NR)
500,000	5.000	08/15/2025	517,744
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
15,000	1.750	11/15/2026	13,710
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
125,000	5.000	11/15/2051	98,861

			630,315

Pennsylvania – 1.7%
Allegheny County Airport Authority RB Series 2021 A (AMT) (A2/NR)
125,000	4.000	01/01/2039	111,138
100,000	4.000	01/01/2040	88,349

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (BBB-/NR)
90,000	5.250	09/01/2035	85,447
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
100,000	1.830	05/01/2023	97,442
100,000	2.100	05/01/2024	93,318
75,000	5.000	05/01/2029	77,796
50,000	5.000	05/01/2030	51,958
50,000	5.000	05/01/2031	51,908
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (WR/BB-)
100,000	4.000	11/01/2047	59,095
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (BB+/NR)
275,000	4.000	07/01/2051	189,140
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
100,000	5.000	05/01/2047	95,805
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (BBB-/NR)
100,000	4.000	03/01/2042	77,732
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(d)
100,000	5.875	10/15/2040	100,425
200,000	6.250	10/15/2053	202,998
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
100,000	5.000	03/01/2040	87,133
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
250,000	5.000	03/01/2050	205,026
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
250,000	4.000	03/01/2038	205,969
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communitiies Obligated Group Series 2020C (NR/NR)
100,000	5.000	11/15/2045	99,452
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
100,000	4.000	07/01/2033	91,370
55,000	4.000	07/01/2041	46,684
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
260,000	1.100	11/02/2026	229,091
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
80,000	5.250	12/01/2044	85,004
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
100,000	5.125	06/15/2042	90,173
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(d)
140,000	5.000	06/15/2030	138,319

170	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
$95,000	5.000%		07/01/2033	$96,621
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
100,000	5.000		10/01/2049	84,599
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
290,000	5.000		11/01/2040	206,278
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)(d)
30,000	6.000		07/01/2029	28,486
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
50,000	5.000		07/01/2030	52,098

				3,128,854

Puerto Rico – 8.6%
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)(d)
250,000	5.000		07/01/2035	236,911
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(d)
850,000	5.000		07/01/2047	753,018
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)(d)
350,000	4.000		07/01/2042	275,443
Puerto Rico Commonwealth GO Bonds (NR/NR)*(a)(c)(i)
734,631	0.000		11/01/2043	367,315
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)*(a)(c)(i)
148,470	0.000		11/01/2051	54,377
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)(a)(c)(i)
98,677	0.000		11/01/2051	44,405
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
169,722	5.250		07/01/2023	170,482
48,994	0.000	(f)	07/01/2024	45,032
163,993	5.375		07/01/2025	165,579
162,509	5.625		07/01/2027	165,884
159,871	5.625		07/01/2029	163,515
155,281	5.750		07/01/2031	158,309
514,493	0.000	(f)	07/01/2033	283,585
322,248	4.000		07/01/2033	283,385
132,356	4.000		07/01/2035	113,142
223,596	4.000		07/01/2037	183,479
729,448	4.000		07/01/2041	569,305
435,624	4.000		07/01/2046	326,065
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (WR/NR)
670,000	5.250		07/01/2038	635,978
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
275,000	5.250		07/01/2036	268,600

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)*
250,000	5.050		07/01/2042	185,000
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
150,000	7.000		07/01/2040	115,125
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
100,000	5.250		07/01/2031	74,250
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)*
340,000	5.250		07/01/2027	252,450
415,000	5.000		07/01/2028	308,138
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
100,000	5.000		07/01/2032	74,250
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
300,000	5.250		07/01/2040	222,750
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
145,000	4.250		07/01/2020	105,669
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
115,000	5.250		07/01/2032	113,580
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (A3/AA)
200,000	5.250		07/01/2034	195,783
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC) (A2/AA)
250,000	5.500		07/01/2029	253,981
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC-ICC) (A2/AA)
435,000	5.500		07/01/2026	449,555
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (WR/NR)*
165,000	5.500		07/01/2026	33,000
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restricted Bonds Series 2019A-2B (NR/NR)
325,000	4.550		07/01/2040	288,787
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
70,000	4.329		07/01/2040	60,464
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
13,000	0.000		07/01/2024	12,011
27,000	0.000		07/01/2027	21,522
91,000	0.000		07/01/2029	65,430
608,000	0.000		07/01/2033	341,698
1,776,000	0.000		07/01/2046	400,387
190,000	0.000		07/01/2051	30,930
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
2,906,000	4.329		07/01/2040	2,510,127
15,000	4.536		07/01/2053	12,351
15,000	4.784		07/01/2058	12,616

The accompanying notes are an integral part of these financial statements.	171

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
$245,000	4.500%	07/01/2034	$229,029
37,000	4.550	07/01/2040	32,877
1,465,000	4.750	07/01/2053	1,251,200
3,320,000	5.000	07/01/2058	2,930,904

			15,847,673

South Carolina – 0.6%
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)(d)
100,000	3.625	11/01/2031	81,417
100,000	3.750	11/01/2036	75,387
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(d)
100,000	5.125	06/15/2042	89,640
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
75,000	5.000	04/15/2035	79,328
175,000	4.000	04/15/2036	162,570
795,000	3.000	04/15/2049	523,956

			1,012,298

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
50,000	4.000	08/01/2051	36,500

Texas – 7.4%
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
100,000	5.625	08/15/2052	87,577
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
25,000	5.000	08/15/2025	25,171
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (NR/B)
35,000	5.000	01/01/2023	34,951
Central Texas Regional Mobility Authority RB Series 2021 C (Baa1/BBB+)
100,000	5.000	01/01/2027	102,870
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(d)
301,000	3.750	09/15/2031	246,698
157,000	4.500	09/15/2031	139,919
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(d)
50,000	3.375	09/01/2041	37,751
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(d)
50,000	4.250	09/01/2041	41,430
55,000	4.500	09/01/2050	44,670
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(d)
100,000	4.875	09/01/2042	90,249
City of Celina Special Assessment RB Series 2022 (NR/NR)(d)
100,000	3.625	09/01/2032	83,449

Municipal Bonds – (continued)
Texas – (continued)
City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (NON-AMT) (A1/A+)
500,000	4.000	11/01/2041	456,529
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(d)
428,000	4.625	09/01/2027	414,650
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(d)
100,000	3.375	08/15/2030	85,021
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(d)
100,000	3.375	08/15/2031	83,026
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)(d)
317,000	5.875	08/15/2042	303,976
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(d)
75,000	4.250	08/15/2042	64,401
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(d)
100,000	3.625	09/15/2027	92,200
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)(d)
100,000	2.625	09/01/2026	88,642
City of Houston Airport System Special Facilities RB Series 2021B-1 (AMT) (NR/NR)
300,000	4.000	07/15/2041	234,922
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(d)
519,000	3.625	09/01/2041	390,200
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(d)
100,000	3.500	09/01/2041	74,565
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(d)
100,000	3.875	09/01/2041	77,100
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(d)
100,000	3.375	09/01/2031	81,738
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)(d)
200,000	4.125	09/01/2041	171,393
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000	2.500	09/15/2039	332,757
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(d)
430,000	5.000	09/15/2027	422,462
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
50,000	2.500	09/15/2035	35,862
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(d)
100,000	3.875	09/15/2041	77,885

172	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)(d)
$100,000	5.250%	09/15/2042	$91,340
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)(d)
150,000	6.000	09/15/2042	140,880
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(d)
265,000	2.750	09/01/2031	212,539
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(d)
100,000	5.750	09/15/2032	97,270
100,000	5.500	09/15/2042	94,336
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(d)
100,000	5.500	09/15/2042	94,336
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(d)
350,000	5.375	09/15/2027	346,848
410,000	5.625	09/15/2032	404,771
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(d)
125,000	4.375	09/15/2051	96,904
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(d)
125,000	4.000	09/15/2051	94,612
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(d)
52,000	4.250	09/01/2042	44,792
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(d)
98,000	2.875	09/01/2025	92,050
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875	09/01/2039	94,328
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(d)
25,000	3.375	09/01/2041	18,344
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)(d)
75,000	5.125	09/01/2042	70,796
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(d)
150,000	2.750	09/01/2025	140,315
100,000	3.750	09/01/2040	78,631
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(d)
50,000	3.250	09/01/2041	35,841

Municipal Bonds – (continued)
Texas – (continued)
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(d)
409,000	3.375	09/15/2041	295,271
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(d)
75,000	2.625	09/15/2025	70,533
50,000	3.375	09/15/2030	43,956
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(d)
100,000	3.250	09/15/2030	83,900
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)(d)
291,000	4.625	09/01/2032	272,051
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)(d)
136,000	2.625	09/15/2026	120,424
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(d)
302,000	5.125	08/15/2032	295,129
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)(d)
50,000	3.250	09/01/2041	35,947
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
25,000	2.500	10/01/2031	19,707
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)(d)
100,000	3.500	10/01/2031	79,939
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
50,000	4.000	10/01/2041	45,111
50,000	4.000	10/01/2046	43,814
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(d)
100,000	4.500	09/01/2041	82,147
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
100,000	5.000	08/15/2044	88,976
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
75,000	3.125	08/15/2036	57,507
70,000	3.250	08/15/2041	50,722
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
175,000	5.000	05/15/2030	184,677
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
200,000	5.000	07/15/2028	199,885
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
100,000	5.000	07/15/2027	100,397
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
150,000	5.000	07/15/2027	150,621

The accompanying notes are an integral part of these financial statements.	173

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System Subordinate Lien RB Series 2020 A (AMT) (A1/A)
$540,000	4.000%	07/01/2047	$460,569
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
320,000	2.250	09/01/2030	253,694
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
35,000	5.000	05/15/2030	37,842
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(d)
100,000	4.625	10/01/2031	98,447
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
100,000	5.250	02/15/2030	96,008
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(d)
75,000	4.000	08/15/2036	63,403
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR/NR)
100,000	4.000	11/01/2055	74,701
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
225,000	5.500	01/01/2057	170,891
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)(d)
200,000	3.000	09/15/2026	183,078
300,000	3.625	09/15/2031	258,175
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
50,000	4.000	01/01/2040	44,740
25,000	4.000	01/01/2041	22,226
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(d)
100,000	1.875	01/01/2026	89,890
150,000	2.500	01/01/2030	120,827
175,000	3.000	01/01/2050	103,562
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(d)
500,000	4.100	01/01/2028	391,370
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
800,000	5.000	06/30/2058	730,706
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(d)
645,000	2.625	09/01/2026	575,994
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)(d)
200,000	5.250	09/15/2042	182,898
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)(d)
281,000	2.875	09/01/2031	223,527

Municipal Bonds – (continued)
Texas – (continued)
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
100,000	3.000	09/01/2034	80,250
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875	12/01/2030	40,901
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
285,000	2.000	08/15/2028	240,773

			13,536,183

Utah – 1.5%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(d)
500,000	3.500	03/01/2036	389,312
Salt Lake City International Aiport RB Series 2018A (AMT) (A/A2)
500,000	5.250	07/01/2048	504,406
Salt Lake City International Airport RB Series 2021A (AMT’) (A/NR)
1,500,000	4.000	07/01/2051	1,261,498
Salt Lake City Public Utilities RB Series 2022 (Aa1/AAA)
210,000	5.000	02/01/2052	221,286
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(d)
250,000	5.750	06/15/2052	236,080
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)(d)
100,000	4.000	07/15/2037	79,981

			2,692,563

Vermont – 0.1%
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR)(a)(b)(d)
150,000	5.000	06/01/2027	145,924

Virginia – 0.5%
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(f)
300,000	0.000	06/01/2047	65,617
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
25,000	4.000	06/01/2036	21,753
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
250,000	3.100	12/01/2045	190,628
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
50,000	5.000	12/31/2049	47,296
200,000	5.000	12/31/2056	185,797
Virginia Small Business Financing Authority Senior Lien Revenue and Refunding Bonds Series 2022 (AMT) (Baa1/NR)
125,000	5.000	12/31/2047	122,061

174	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR/BBB-)
$300,000	4.000%	01/01/2048	$242,839

			875,991

Washington – 1.3%
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (AA+/Aa1)
125,000	4.000	09/01/2036	123,218
150,000	4.000	09/01/2037	146,204
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A1/A+)
200,000	5.000	04/01/2038	203,249
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (A1/A+)
700,000	4.000	08/01/2041	606,205
Port of Seattle WA RB Series 2018 (A+/A1)
220,000	5.000	05/01/2043	221,071
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B (AA+/Aaa)
200,000	5.000	07/01/2025	206,289
State of Washington Various Purpose GO Refunding Bonds Series R-2022C (AA+/Aaa)
750,000	4.000	07/01/2026	770,526
Washington State Convention Center Public Facilities District Lodging Tax RB Series 2018 (BAM-TCRS) (Baa3/AA)
120,000	4.000	07/01/2058	95,357

			2,372,119

West Virginia – 0.3%
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(d)
100,000	4.125	06/01/2043	85,013
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/B)(a)(b)
100,000	4.125	07/01/2025	96,833
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-) (PUTABLE)(a)(b)(g)
500,000	3.000	06/18/2027	458,291

			640,137

Wisconsin – 1.6%
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)(d)
100,000	5.875	06/01/2052	91,451
Public Finance Authority Charter School RB Series 2021A (NR/NR)(d)
510,000	5.000	06/15/2041	403,143
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(d)
360,000	5.000	06/15/2032	342,424
Public Finance Authority Education RB Series 2022 (NR/NR)(d)
100,000	5.000	01/01/2042	86,231
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
190,000	4.300	11/01/2030	186,562

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB)
25,000	5.000	07/01/2038	25,021
25,000	5.000	07/01/2041	24,655
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(d)
50,000	5.000	12/01/2045	44,207
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(d)
100,000	5.000	06/01/2061	79,560
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(d)
100,000	4.000	03/01/2030	90,232
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(d)
250,000	5.625	06/01/2050	193,631
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(d)
290,000	6.500	06/01/2045	228,133
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(d)
100,000	6.000	07/01/2031	84,751
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (NR/BB)(d)
100,000	5.000	04/01/2040	91,857
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(d)
150,000	4.500	07/01/2048	116,126
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(d)
25,000	6.125	10/01/2049	22,270
Public Finance Authority Retirement Communities RB for Acts Retirement-Life Communities Obligated Group Series 2020A (NR/NR)
205,000	5.000	11/15/2041	206,075
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(d)
50,000	4.000	07/01/2041	39,059
150,000	4.000	07/01/2051	106,745
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
50,000	3.000	12/01/2031	40,500
75,000	4.000	12/01/2041	58,193
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA)(b)(e) (SIFMA Municipal Swap Index Yield + 0.18%)
175,000	2.630	07/01/2026	170,380
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/(P)BBB-)
200,000	5.000	02/01/2042	184,387

			2,915,593

TOTAL MUNICIPAL BONDS
(Cost $204,397,485)			$176,267,170

The accompanying notes are an integral part of these financial statements.	175

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – 0.9%
Healthcare – Services – 0.0%
Tower Health Series (BB-/NR)
$50,000	4.451%	02/01/50	$28,650

Real Estate – 0.9%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(j)
76,100	9.750	12/01/39	71,869
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(d)(j)
76,100	9.750	12/01/39	71,868
Benloch Ranch Improvement Association No. 2 (NR/NR)(d)(j)
700,000	10.000	12/01/51	634,410
Brixton Park Improvement Association No. 1 Series (NR/NR)(d)(j)
1,000,000	6.875	12/01/51	868,100

			1,646,247

TOTAL CORPORATE BONDS (Cost $1,851,743)			$1,674,897

TOTAL INVESTMENTS – 97.0% (Cost $206,249,228)			$177,942,067

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			5,477,327

NET ASSETS – 100.0%			$183,419,394

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments - rate shown is that which is in effect on September 30, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Zero coupon bond until next reset date.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on September 30, 2022.

(h)	When-issued security.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	—Asset-Backed Security
AGC	—Insured by Assured Guaranty Corp.
AGC-ICC	—American General Contractors-Interstate Commerce Commission
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax (subject to)
BAM	—Build America Mutual Assurance Co.
CFD	—Community Facilities District
COPS	—Certificates of Participation
GO	—General Obligation
HUD SECT 8	—Hud Section 8
IDA	—Industrial Development Agency
LIBOR	—London Interbank Offered Rates
LT	—Limited Tax
NR	—Not Rated
RB	—Revenue Bond
SD CRED PROG	—School District Credit Program
SIFMA	—Securities Industry and Financial Markets Association
SONYMA	—State of New York Mortgage Agency
ST AID WITHHLDG	—State Aid Withholding
TCRS	—Transferable Custody Receipts
USD	—United States Dollar
UT	—Unlimited Tax
WR	—Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10 Year Ultra Note	(82)	12/20/22	$(10,313,197)	$594,916
U.S. Treasury Ultra Bond	(48)	12/20/22	(7,154,030)	593,030

Total Futures Contracts				$1,187,946

176	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.6%
Alabama – 1.1%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding Bonds Series 2017B (NR/AAA)
$1,375,000	5.000%	09/01/2026	$1,465,231
Alabama Public School & College Authority RB Refunding for Capital Improvement Series 2015 A (Aa1/AA)
3,385,000	5.000	05/01/2023	3,421,991
Black Belt Energy Gas District RB Project 4 Series 2019 A-1 (A1/NR)(a)(b)
30,170,000	4.000	12/01/2025	29,887,968
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (A2/AA)
225,000	5.000	08/01/2023	227,681
485,000	5.000	08/01/2024	498,505
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
85,000	4.000	10/01/2022	85,000
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
225,000	2.000	10/01/2024	216,592
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
675,000	2.000	10/01/2024	649,775
Industrial Development Board City of Selma Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
6,500,000	1.375	06/16/2025	6,048,353
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (BBB/NR) (PUTABLE)(a)(b)(c)
1,875,000	2.000	10/01/2024	1,804,929
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A1/A-) (PUTABLE)(a)(b)(c)
3,335,000	1.000	06/26/2025	3,100,981
Jacksonville State University RB Refunding Series 2020 (A2/A-)
475,000	3.000	12/01/2022	474,719
315,000	3.000	12/01/2023	311,442
275,000	4.000	12/01/2024	276,578
375,000	4.000	12/01/2025	377,348
550,000	4.000	12/01/2026	553,470
Jefferson County RB Refunding Warrants Series 2017 (NR/AA)
2,000,000	5.000	09/15/2023	2,033,489
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
6,780,000	5.500	10/01/2053	7,004,655
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
1,745,000	5.000	10/01/2022	1,745,000
3,825,000	6.500	10/01/2053	4,102,361

Municipal Bonds – (continued)
Alabama – (continued)
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A1/NR)(b)(d) (1M USD LIBOR + 0.85%)
25,105,000	2.946	06/01/2024	24,711,622
Troy University Facilities RB Series 2019-A (BAM) (AA/NR)
850,000	4.000	11/01/2022	850,567

			89,848,257

Alaska – 0.1%
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A1/A+)
640,000	5.000	12/01/2022	641,877
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4 (AMT) (NR/A+)
1,755,000	5.000	12/01/2030	1,821,982
1,960,000	5.000	12/01/2032	2,021,161
Borough of North Slope GO Bonds for Schools Series 2019 B (Aa2/AA)
990,000	5.000	06/30/2023	1,003,234
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 A-1 (NR/A)
1,000,000	5.000	06/01/2025	1,026,428
1,100,000	5.000	06/01/2026	1,134,432

			7,649,114

Arizona – 2.2%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(d) (3M USD LIBOR + 0.81%)
83,860,000	3.318	01/01/2037	77,912,330
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
250,000	5.000	11/01/2022	250,308
755,000	5.000	11/01/2023	767,256
340,000	5.000	11/01/2025	355,697
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
600,000	5.000	01/01/2023	594,728
575,000	5.000	01/01/2024	551,030
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
505,000	5.000	01/01/2023	499,545
560,000	5.000	01/01/2024	531,354
City of Chandler IDA Industrial Development RB for Intel Corp. Project Series 2022 (NR/A+)(a)(b)
25,000,000	5.000	09/01/2027	25,870,780
City of Chandler IDA Industrial Development RB Series 2019 (A+/NR)(a)(b)
20,365,000	5.000	06/03/2024	20,621,267
City of Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Refunding Bonds Series 2015B (NON-AMT) (A1/A)
1,740,000	5.000	07/01/2034	1,779,110

The accompanying notes are an integral part of these financial statements.	177

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
County of Pinal IDA Correctional Facility Contract Refunding Bonds Series 2020A (BBB/NR)
$3,900,000	2.000%	10/01/2024	$3,723,649
1,540,000	2.000	10/01/2025	1,432,799
Maricopa County Community College District GO Refunding Bonds Series 2016 (Aaa/AAA)
16,400,000	5.000	07/01/2023	16,628,518
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
125,000	4.000	07/01/2023	125,222
135,000	4.000	07/01/2024	134,818
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)(a)(b)(c)
3,750,000	0.875	10/01/2026	3,222,172
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 B (Baa2/BBB) (PUTABLE)(a)(b)(c)
1,790,000	0.875	10/01/2026	1,538,050
Maricopa County Pollution Control Revenue Refunding Bonds 2003 Series A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
10,000,000	3.000	06/01/2024	9,860,426
University of Arizona Board of Regents Speed Revenue Refunding Bonds Tax Exempt Series 2020C (Aa3/A+)
1,000,000	5.000	08/01/2025	1,048,466
University of Arizona Board of Regents System Revenue Refunding Bonds Tax Exempt Series 2021A (Aa2/AA-)
2,000,000	5.000	06/01/2025	2,091,082
Water Infrastructure Finance Authority of Arizona Water Quality Revenue Refunding Bonds Series 2014A (AAA/Aaa)
10,000,000	5.000	10/01/2026	10,347,366

			179,885,973

Arkansas – 0.0%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
235,000	5.000	08/01/2023	237,418
400,000	5.000	08/01/2024	408,503
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ETM) (ST AID WITHHLDG) (Aa2/NR)
1,510,000	3.000	02/01/2023	1,509,693

			2,155,614

California – 6.3%
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
300,000	5.000	05/01/2023	302,936
265,000	5.000	05/01/2024	271,227
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2021 C (Aa3/AA)(b)(d) (SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000	2.900	04/01/2026	6,885,269

Municipal Bonds – (continued)
California – (continued)
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (Aa3/WR/AA)(b)(d) (SIFMA Municipal Swap Index Yield + 0.90%)
10,000,000	3.350	05/01/2023	10,002,801
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (Aa3/AA)(b)(d) (SIFMA Municipal Swap Index Yield + 0.90%)
7,000,000	3.350	05/01/2023	7,001,961
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (NR/AA)(b)(d) (SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000	3.700	04/01/2027	15,133,897
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)
19,150,000	4.000	08/01/2028	18,717,107
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BB)
1,000,000	5.000	05/01/2023	1,004,635
535,000	5.000	05/01/2024	540,464
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/A)
450,000	5.000	06/01/2026	465,230
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (NR/A)
700,000	5.000	06/01/2025	722,034
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital Series 2022 A (A1/A+)
795,000	5.000	05/15/2026	834,724
285,000	5.000	05/15/2027	302,688
California Health Facilities Financing Authority Refunding RB for Sutter Health Series 2015A (A1/A)(b)
8,810,000	5.000	08/15/2025	9,259,930
California Infrastructure & Economic Development Bank RB Refunding for California Academy of Sciences Series 2018 B (A2/NR)(b)(d) (SIFMA Municipal Swap Index Yield + 0.35%)
32,000,000	2.800	08/01/2024	31,654,643
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)(a)(b)
20,000,000	1.200	06/01/2028	16,613,994
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 B (A3/NR)(b)(d) (SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000	3.150	06/01/2026	4,900,414
California Municipal Finance Authority RB for Waste Management, Inc. Series 2009 A (NR/A-/A-2) (PUTABLE)(a)(b)(c)(e)
1,800,000	1.300	02/03/2025	1,692,465
California Municipal Finance Authority RB for Waste Management, Inc. Series 2017 A (AMT) (NR/A-/A-2) (PUTABLE)(a)(b)(c)
17,860,000	0.700	12/01/2023	17,255,828
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
250,000	5.000	10/01/2022	250,000

178	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR) – (continued)
$225,000	5.000%	10/01/2023	$227,529
275,000	5.000	10/01/2024	280,446
275,000	5.000	10/01/2025	281,174
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
860,000	5.000	12/31/2023	872,439
685,000	5.000	06/30/2024	694,652
800,000	5.000	12/31/2024	815,903
1,000,000	5.000	06/30/2025	1,023,834
1,790,000	5.000	12/31/2025	1,839,535
1,385,000	5.000	06/30/2026	1,418,226
2,570,000	5.000	12/31/2026	2,638,459
2,005,000	5.000	06/30/2027	2,054,840
3,005,000	5.000	12/31/2027	3,085,916
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (Baa1/A) (PUTABLE)(a)(b)(c)
2,490,000	0.600	09/01/2023	2,418,100
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)(e)
3,500,000	5.000	11/21/2045	3,281,602
California Public Finance Authority RB Refunding for Henry Mayo Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
240,000	4.000	10/15/2022	240,030
290,000	4.000	10/15/2023	290,884
380,000	4.000	10/15/2024	379,653
390,000	4.000	10/15/2025	388,190
415,000	4.000	10/15/2026	411,013
California State University RB Refunding Series 2016 B-2 (Aa2/AA-)(a)(b)
12,100,000	0.550	11/01/2026	10,176,266
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (NR/BBB+)
500,000	5.000	01/01/2023	501,810
California Statewide Community Development Authority Pollution Control Refunding RB 2006 Series B (NON-AMT) (A-/BBB+)
8,500,000	1.450	04/01/2028	7,206,120
Campbell Union High School District GO Bonds 2016 Series B (AAA/Aa1)(b)
5,500,000	4.000	08/01/2026	5,669,413
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
210,000	3.000	09/01/2023	206,931
215,000	3.000	09/01/2024	208,283
225,000	4.000	09/01/2025	224,065
Chula Vista Elementary School District GO Bonds Anticipation Notes Series 2019 (NR/AA-)(f)
2,515,000	0.000	08/01/2023	2,444,711

Municipal Bonds – (continued)
California – (continued)
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)(g)
1,080,000	4.000	09/01/2025	1,076,918
1,285,000	5.000	09/01/2030	1,327,412
City of Los Angeles 2022 Tax and Revenue Anticipation Notes (SP-1+/MIG 1)
17,000,000	4.000	06/29/2023	17,115,770
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (AMT) (Aa2/AA)
1,610,000	5.000	05/15/2025	1,658,916
3,750,000	5.000	05/15/2026	3,888,348
3,150,000	5.000	05/15/2028	3,316,350
City of Los Angeles Department of Airports International Airports Senior Refunding RB 2018 Series B (AMT) (AA/Aa2)
4,340,000	5.000	05/15/2026	4,500,115
City of Los Angeles Department of Airports Senior RB Series 2015 (NON-AMT) (AA-/Aa3)
1,000,000	5.000	05/15/2028	1,044,213
City of Los Angeles Department of Airports Subordinate RB 2022 Series A (AMT) (AA-/Aa3)
7,415,000	5.000	05/15/2026	7,688,560
City of Montebello RB Series 2020 (AGM) (NR/AA)
1,000,000	2.403	06/01/2024	958,909
1,000,000	2.503	06/01/2025	933,226
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
170,000	4.000	09/01/2024	169,367
250,000	4.000	09/01/2026	247,059
City of San Francisco Infrastructure and Revitalization Financing District Tax Increment RB Series 2022A (NR/NR)(e)
355,000	5.000	09/01/2027	359,859
Coachella Valley Water District Drinking Water System Revenue Notes Series 2022A (NR/AA+)
12,015,000	1.375	06/01/2025	11,166,569
County of Riverside 2022 Tax and Revenue Anticipation Note (NR/NR)
13,000,000	5.000	06/30/2023	13,183,267
Eastern Foothill Transportation Corridor Agency Toll Road RB Series 1995A (NR/AA+)(f)
20,915,000	0.000	01/01/2024	20,069,392
El Dorado Irrigation District Refunding RB Series 2014A (AA/Aa3)(b)
5,000,000	5.250	03/01/2024	5,144,293
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (NR/NR)
6,000,000	5.000	06/01/2023	6,074,129
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (A+/Aaa)(b)
5,725,000	5.000	06/01/2025	6,000,632
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (NR/Aaa)(b)
6,070,000	5.000	06/01/2025	6,362,243
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (A+/Aa3)(b)
1,840,000	5.000	06/01/2025	1,928,588

The accompanying notes are an integral part of these financial statements.	179

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (US TREASURY OBLIGATIONS) (NR/A+)(b)
$2,100,000	5.000%	06/01/2025	$2,201,105
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2017A-1 (NR/NR)
11,505,000	5.000	06/01/2024	11,861,792
Golden State Tobacco Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB+/NR)
3,615,000	1.850	06/01/2031	3,540,251
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(e)
555,000	4.000	06/01/2027	558,711
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (NR/A-)
2,810,000	3.678	06/01/2038	2,613,335
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,135,000	5.000	09/01/2023	1,147,564
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	598,894
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	519,042
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
415,000	4.000	09/01/2023	414,235
Kern Community College District Facilities Improvement District No. 1 GO Bonds Series 2020 (MIG1/SP-1+)(f)
5,190,000	0.000	08/01/2023	5,053,144
Long Beach California Natural Gas Finance Authority RB Series 2007A (A-/NR)
7,000,000	5.000	11/15/2024	7,109,260
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (Aa3/A+)
27,900,000	5.720	05/01/2027	28,722,433
Modesto Financing Authority Domestic Project RB 2007F (NATL) (AA-/AA-)(d) (3M USD LIBOR + 0.63%)
7,000,000	2.695	09/01/2037	6,499,461
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/BBB+)(d) (3M USD LIBOR + 0.72%)
7,975,000	3.228	07/01/2027	7,739,227
Ohlone Community College District Election of 2010 GO Bonds Series B (Aa1/AA+)(b)
13,000,000	4.000	08/01/2024	13,198,520
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000	09/01/2024	194,061
205,000	4.000	09/01/2025	203,304
210,000	4.000	09/01/2026	207,476
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
1,835,000	5.000	09/01/2023	1,854,165

Municipal Bonds – (continued)
California – (continued)
Sacramento City Financing Authority RB Series 2007B (NATL) (AA-/WD)(d) (3M USD LIBOR + 0.57%)
10,000,000	2.635	06/01/2039	8,579,357
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(d) (3M USD LIBOR + 0.55%)
14,610,000	2.615	06/01/2034	13,471,215
San Diego Community College District GO Bonds Series 2013 (AAA/NR)(b)(h)
42,620,000	0.000	08/01/2023	23,811,854
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
2,000,000	5.000	07/01/2027	2,071,377
San Diego Unified School District Tax and Revenue Anticipation Notes Series 2022A (NR/NR)
2,500,000	4.000	06/30/2023	2,517,071
San Gorgonio Memorial Healthcare District 2020 GO Refunding Bonds (NR/NR)
385,000	4.000	08/01/2023	382,714
855,000	4.000	08/01/2024	843,422
930,000	4.000	08/01/2025	909,298
1,020,000	3.000	08/01/2026	952,491
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue Junior Lien RB (AA+/Aaa) (f)
20,000,000	0.000	01/01/2024	19,203,110
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (NR/NR)
260,000	4.000	07/01/2023	260,613
240,000	4.000	07/01/2024	240,678
300,000	4.000	07/01/2025	300,069
320,000	4.000	07/01/2026	319,801
Southern California Tobacco Securitization Settlement Asset Backed Refunding Bonds Series 2019 (A/NR)
1,750,000	5.000	06/01/2024	1,780,108
State of California Public Works Board Lease RB 2013 Series I (Aa3/A+)
1,825,000	5.000	11/01/2025	1,859,472
State of California Various Purpose GO Bonds (AA-/Aa2)
5,000,000	5.000	11/01/2024	5,188,619
8,500,000	5.000	11/01/2026	9,099,391
State of California Various Purpose GO Refunding Bonds (AA-/Aa2)
11,655,000	4.000	11/01/2024	11,853,831
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
1,200,000	5.000	10/01/2026	1,268,756
Washington Township Healthcare District Revenue Refunding Bonds 2020 Series A (NR/NR)
175,000	5.000	07/01/2023	176,833
200,000	5.000	07/01/2024	203,665
225,000	5.000	07/01/2025	230,838
250,000	5.000	07/01/2026	258,271

			507,325,240

180	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – 3.8%
City of Aurora COPS Refunding Series 2019 (Aa1/AA)
$375,000	5.000%	12/01/2022	$376,160
285,000	5.000	12/01/2023	290,649
City of Denver GO Better Denver and Zoo Refunding Bonds Series 2019B (AAA/Aaa)
9,225,000	5.000	08/01/2025	9,687,394
City of Denver GO Better Denver Refunding Bonds Series 2020B (Aaa/AAA)
7,565,000	5.000	08/01/2026	8,065,817
City of Denver GO Evelvate Denver Bonds Series 2019A (AAA/Aaa)
9,195,000	5.000	08/01/2025	9,655,890
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/A+)
500,000	5.000	11/15/2024	513,099
1,735,000	5.000	11/15/2025	1,796,783
10,050,000	5.000	11/15/2026	10,464,954
Colorado Bridge Enterprise Senior RB Series 2017 (AMT) (NR/A-)
1,580,000	4.000	06/30/2025	1,576,896
Colorado Health Facilities Authority Hospital RB for Adventist Health System Series 2018B (Aa2/AA)(a)(b)
10,000,000	5.000	11/20/2025	10,393,423
Colorado Health Facilities Authority RB for Intermountain Healthcare Series 2022B (Aa1/AA+)(a)(b)
50,000,000	5.000	08/17/2026	52,323,220
Colorado Health Facilities Authority RB for Intermountain Healthcare Series 2022C (Aa1/AA+)(a)(b)
13,500,000	5.000	08/15/2028	14,377,410
Colorado Health Facilities Authority RB Refunding for Boulder Community Health Obligated Group Series 2020 (A3/A-)
450,000	5.000	10/01/2022	450,000
300,000	5.000	10/01/2024	307,212
475,000	5.000	10/01/2027	495,540
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
3,965,000	5.000	08/01/2025	4,057,928
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
4,335,000	5.000	08/01/2025	4,436,599
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
810,000	5.000	01/01/2023	813,564
Colorado Health Facilities Authority RB Series 2013A (AA+/Aa3)(b)
5,200,000	5.000	01/01/2024	5,310,783
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A-/BBB+)(a)(b)
29,475,000	5.000	08/01/2025	30,048,162
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (NR/A+)
1,275,000	2.237	11/01/2022	1,273,532
1,250,000	2.396	11/01/2023	1,223,050

Municipal Bonds – (continued)
Colorado – (continued)
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (NR/NR)
17,500,000	5.000	12/31/2056	16,914,438
Denver City & County School District No. 1 GO Bonds Series 2012 B (ST AID WITHHLDG) (Aa1/AA+)(b)
14,395,000	5.000	12/01/2022	14,439,997
10,000,000	5.000	12/01/2022	10,031,259
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(e)
4,315,000	5.000	12/01/2022	4,324,883
4,530,000	5.000	12/01/2023	4,598,070
4,760,000	5.000	12/01/2024	4,856,363
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
2,970,000	5.000	12/01/2024	3,018,442
1,100,000	5.000	12/01/2025	1,124,851
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
300,000	5.000	12/01/2022	300,687
E-470 Public Highway Authority RB Refunding Series 2020 A (A2/A)
2,800,000	5.000	09/01/2040	2,843,988
E-470 Public Highway Authority RB Refunding Series 2021 B (A2/A)(b)(d) (SOFR + 0.35%)
7,250,000	2.394	09/01/2024	7,176,363
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)(f)
20,115,000	0.000	09/01/2028	15,767,406
E-470 Public Highway Authority Senior RB Series 2000 B (A/A2)(f)
9,000,000	0.000	09/01/2025	8,040,951
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (Aa1/AA)(b)
2,065,000	4.000	12/15/2022	2,068,919
1,000,000	4.000	12/15/2022	1,001,898
2,860,000	4.000	12/15/2022	2,865,427
2,040,000	5.000	12/15/2022	2,047,957
Regional Tranportation District Tax Exempt NON-AMT Private Activity Bonds Series 2020A Taxable Private Activity Bonds Series 2020B (NR/A-)
50,000	3.000	07/15/2023	49,805
385,000	5.000	01/15/2024	391,216
325,000	5.000	07/15/2024	327,457
325,000	5.000	01/15/2025	329,229
400,000	5.000	07/15/2025	406,192
350,000	3.000	01/15/2026	334,667
Regional Tranportation District Tax Exempt Private Activity Bonds Series 2020 (NR/NR)
250,000	5.000	07/15/2026	254,830
500,000	5.000	01/15/2027	510,284
500,000	5.000	07/15/2027	511,218
South Sloan Lake Metropolitan District LT GO Refunding & Improvement Bonds Series 2019 (AGM) (AA/NR)
50,000	5.000	12/01/2022	50,122
150,000	5.000	12/01/2024	153,943

The accompanying notes are an integral part of these financial statements.	181

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
University of Colorado Regents Enterprise Refunding RB Series 2021C3A (NR/AA+) (PUTABLE)(a)(b)(c)
$4,225,000	2.000%	10/15/2025	$4,020,354
University of Colorado Regents Enterprise Refunding RB Series 2021C3B (NR/AA+) (PUTABLE)(a)(b)(c)
5,000,000	2.000	10/15/2026	4,668,056
University of Colorado Regents Enterprise Revenue & Refunding RB Series 2019C (NR/AA+) (PUTABLE)(a)(b)(c)
21,205,000	2.000	10/15/2024	20,487,154
Vauxmont Metropolitan District Senior LT GO & Special Revenue Refunding Bonds Series 2020 (AGM) (AA/NR)
165,000	5.000	12/01/2022	165,423
195,000	5.000	12/01/2023	198,419
200,000	5.000	12/01/2024	206,306
180,000	5.000	12/01/2025	188,073

			302,612,712

Connecticut – 1.6%
City of Bridgeport GO Bonds 2014 Series A (AGM) (A3/AA)
2,485,000	5.000	07/01/2025	2,551,171
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
1,000,000	5.000	08/01/2023	1,012,734
945,000	5.000	08/01/2024	967,942
600,000	5.000	08/01/2025	621,842
City of New Haven GO Bonds Series 2019 A (AGM) (A2/AA)
1,500,000	5.000	08/01/2023	1,519,346
City of West Haven GO Bonds 2017 Series A (BBB/NR)
415,000	5.000	11/01/2022	415,555
400,000	5.000	11/01/2023	406,833
City of West Haven GO Bonds 2017 Series B (BBB/NR)
790,000	5.000	11/01/2022	791,056
Connecticut State GO Bonds Series 2013 A (Aa3/A+)
5,355,000	5.000	10/15/2023	5,456,551
Connecticut State GO Bonds Series 2015 F (Aa3/A+)
5,695,000	5.000	11/15/2022	5,707,810
4,545,000	5.000	11/15/2023	4,637,803
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
415,000	5.000	07/01/2023	415,571
375,000	5.000	07/01/2024	375,541
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2015 A (Aaa/AAA) (PUTABLE)(a)(b)(c)
47,125,000	0.375	07/12/2024	44,116,012
State of Connecticut Health & Educational Facilities Authority RB Series 2017C-2 (AAA/NR) (PUTABLE)(a)(b)(c)
25,775,000	5.000	02/01/2023	25,933,081
State of Connecticut Health & Educational Facilities Authority RB Series B (AA-/AA-)(a)(b)
15,245,000	1.800	07/01/2024	14,770,963
State of Connecticut Health and Educational Facilities Authority for Yale University Issue RB Series U-2 (Aaa/WR/AAA) (PUTABLE)(a)(b)(c)
21,750,000	1.100	02/11/2025	20,387,508

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Special Tax Obligation Bonds for Transportation Infrastructure 2013 Series A (AA-/Aa3)
1,035,000	5.000	10/01/2029	1,052,166
Town of Hamden GO Refunding Bonds Series 2013 (AGM) (Baa3/AA)
500,000	5.000	08/15/2023	506,861

			131,646,346

Delaware – 0.3%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A2/A) (PUTABLE)(a)(b)(c)
5,425,000	1.050	07/01/2025	5,032,041
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
475,000	5.000	06/01/2023	479,007
305,000	5.000	06/01/2024	310,788
Delaware State Economic Development Authority RB Refunding for NRG Energy, Inc. Series 2020 A (NR/BBB-)(a)(b)
14,650,000	1.250	10/01/2025	13,090,610
Delaware State GO Bonds Series 2018 A (Aaa/AAA)
1,750,000	5.000	02/01/2023	1,761,476
Delaware State Health Facilities Authority RB Refunding for Christiana Care Health System Obligated Group Series 2020 (Aa2/AA+)
560,000	1.730	10/01/2022	560,000
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)(h)
1,030,000	0.000	03/15/2049	59,115

			21,293,037

District of Columbia – 2.2%
District of Columbia Housing Finance Agency Collateralized Multifamily Housing RB for Paxton Project Series 2022 (NR/NR)(a)(b)
3,750,000	4.000	09/01/2025	3,751,420
District of Columbia Income Tax Secured Revenue Refunding Bonds Series 2020B (AAA/Aa1)
28,120,000	5.000	10/01/2025	29,566,574
District of Columbia Income Tax Secured Revenue Refunding Bonds Series 2022C (Aa1/AAA)
21,000,000	5.000	12/01/2024	21,799,688
6,750,000	5.000	12/01/2025	7,114,764
5,250,000	5.000	12/01/2026	5,614,286
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
200,000	5.000	07/01/2023	201,364
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A2/A+)
520,000	1.558	04/01/2023	512,148
560,000	1.667	04/01/2024	534,169
735,000	1.817	04/01/2025	676,937
800,000	2.136	04/01/2026	722,321
District of Columbia RB Refunding Series 2019 C (Aa1/AAA)
10,000,000	5.000	10/01/2022	10,000,000

182	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (Aa2/AA+)(a)(b)
$12,250,000	1.750%	10/01/2024	$11,885,498
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)(a)(b)
3,300,000	3.000	10/01/2027	3,192,107
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (AMT) (AA-/Aa3)
9,155,000	5.000	10/01/2024	9,382,182
19,185,000	5.000	10/01/2029	19,916,818
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2022A (AMT) (NR/Aa3)
875,000	5.000	10/01/2023	887,395
1,050,000	5.000	10/01/2024	1,076,056
760,000	5.000	10/01/2025	786,134
1,100,000	5.000	10/01/2026	1,144,282
2,395,000	5.000	10/01/2027	2,504,071
Metropolitan Washington Airports Authority Dulles Toll Road RB 3rd Senior Lien Series 2009C (AA-/Baa1)(b)
19,985,000	6.500	10/01/2026	22,325,885
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (Aa3/A+)(b)
4,100,000	5.000	10/01/2022	4,100,000
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2014A (AMT) (Aa3/AA-)
9,160,000	5.000	10/01/2027	9,577,158
4,500,000	5.000	10/01/2028	4,578,816
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,735,000	5.000	10/01/2035	5,789,758

			177,639,831

Florida – 3.5%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
900,000	5.000	05/01/2023	907,369
945,000	5.000	05/01/2024	964,438
990,000	5.000	05/01/2025	1,017,231
1,045,000	5.000	05/01/2026	1,083,203
1,095,000	5.000	05/01/2027	1,139,912
1,155,000	5.000	05/01/2028	1,208,592
1,195,000	2.375	05/01/2029	1,035,305
1,225,000	2.625	05/01/2030	1,043,931
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
350,000	2.500	05/01/2023	347,365
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,150,000	2.500	05/01/2023	1,141,279
Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
215,000	4.500	11/01/2025	214,961
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
455,000	3.250	05/01/2023	454,443

Municipal Bonds – (continued)
Florida – (continued)
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700	11/01/2029	2,497,043
Bexley Community Development District Special Assessment RB for Pasco County Series 2016 (NR/NR)
400,000	4.100	05/01/2026	394,257
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (NR/A-)
190,000	2.500	05/01/2023	188,900
Brookstone Community Development District Special Assessment RB for Manatee County Series 2018 (NR/NR)(e)
210,000	3.875	11/01/2023	207,421
Broward County School Board Certificates of Participation Series 2022A (Aa3/A+)
11,195,000	5.000	07/01/2026	11,779,878
5,340,000	5.000	07/01/2028	5,729,350
Broward County School Board COPS Series 2017 C (Aa3/NR)
2,205,000	5.000	07/01/2023	2,230,691
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (A2/AA)
975,000	2.250	09/01/2023	964,225
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
87,000	3.500	05/01/2023	87,100
40,000	4.000	05/01/2024	40,307
Carlton Lakes Community Development District Special Assessment RB for Hillsborough County Series 2018 (NR/NR)
150,000	4.000	05/01/2024	149,194
Centre Lake Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
210,000	2.750	05/01/2023	207,787
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
100,000	3.000	11/01/2022	99,926
105,000	3.000	11/01/2023	104,093
105,000	3.500	11/01/2024	101,954
Century Parc Community Development District Special Assessment Refunding Bonds for Miami Dade County Series 2012 (NR/A)
215,000	3.875	11/01/2022	215,089
25,000	4.000	11/01/2023	25,014
City of Fort Myers Utility System Refunding RB Series 2020A (AGM) (Aa3/AA)
2,705,000	5.000	10/01/2026	2,885,982
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles Undergrounding Project Series 2022 (NR/NR)(e)
165,000	5.000	07/01/2023	166,280
175,000	5.000	07/01/2024	177,287
180,000	5.000	07/01/2025	183,028
190,000	5.000	07/01/2026	193,029
200,000	5.000	07/01/2027	203,189
210,000	5.000	07/01/2028	213,228
City of Jacksonville Special Revenue Refunding Bonds Series 2019A (NR/AA)
2,740,000	5.000	10/01/2026	2,903,286

The accompanying notes are an integral part of these financial statements.	183

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
City of Jacksonville Special Revenue Refunding Bonds Series 2022A (NR/AA)
$1,775,000	5.000%	10/01/2025	$1,863,205
1,250,000	5.000	10/01/2027	1,346,772
City of Jacksonville Taxable RB Refunding Series 2020 C (NR/AA)
330,000	0.594	10/01/2023	317,438
650,000	0.819	10/01/2024	599,241
690,000	0.939	10/01/2025	611,992
City of Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds Series 2012 (NR/NR)
1,765,000	5.000	04/01/2025	1,765,812
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
670,000	3.250	09/01/2023	662,316
1,380,000	3.250	09/01/2024	1,346,295
City of Tallahassee Blueprint Intergovernmental Agency Sale Tax RB Series 2022 (Aa2/NR)
3,925,000	5.000	10/01/2026	4,172,472
Cityplace Community Development District Special Assessment Revenue Refunding Bonds Series 2012 (NR/NR)
2,350,000	5.000	05/01/2026	2,404,202
Collier County Educational Facilities Authority RB for Hodges University Project (NR/NR)(b)
2,035,000	6.125	11/01/2023	2,096,340
Copper Creek Community Development District Special Assessment Bonds for City of Port St. Lucie Series 2019 (NR/NR)(e)
135,000	3.875	11/01/2024	131,557
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)
172,000	3.000	05/01/2023	170,496
100,000	3.000	05/01/2024	97,329
183,000	3.000	05/01/2025	174,262
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
150,000	3.000	05/01/2023	148,599
325,000	3.000	05/01/2024	316,247
150,000	3.000	05/01/2025	142,130
315,000	3.000	05/01/2026	291,534
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (NR/A+)
160,000	3.000	05/01/2024	158,221
County of Broward RB for Airport System Series 2019 A (AMT) (A1/A)
740,000	5.000	10/01/2022	740,000
625,000	5.000	10/01/2023	633,487
945,000	5.000	10/01/2024	966,808
County of Broward RB Refunding for Airport System Series 2019 B (AMT) (A1/A)
285,000	5.000	10/01/2022	285,000
215,000	5.000	10/01/2023	217,920
355,000	5.000	10/01/2024	363,192

Municipal Bonds – (continued)
Florida – (continued)
County of Miami-Dade Aviation RB Refunding Series 2012 A (AMT) (A2/A-)(b)
7,530,000	5.000	10/01/2022	7,530,000
9,015,000	5.000	10/01/2022	9,015,000
Cypress Shadows Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
34,000	4.000	11/01/2024	33,819
37,000	4.000	11/01/2026	36,398
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (NR/BBB)
130,000	3.000	05/01/2023	129,584
Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (BBB/NR) (PUTABLE)(a)(b)(c)
425,000	2.000	10/01/2024	409,117
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,635,000	4.250	05/01/2029	2,593,719
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
260,000	2.000	11/01/2022	259,525
265,000	2.000	11/01/2023	258,925
270,000	2.000	11/01/2024	254,763
275,000	2.000	11/01/2025	252,430
280,000	2.000	11/01/2026	249,710
290,000	2.000	11/01/2027	251,071
295,000	2.000	11/01/2028	247,880
300,000	2.000	11/01/2029	245,967
305,000	2.125	11/01/2030	240,452
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Expansion Project Series 2021A (NR/NR)(a)(b)
20,000,000	2.900	04/04/2023	19,838,674
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(e)
275,000	2.625	12/15/2024	263,045
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
350,000	5.000	04/01/2023	352,983
530,000	5.000	04/01/2024	541,612
200,000	5.000	04/01/2025	205,152
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
245,000	2.500	05/01/2023	243,650
245,000	2.500	05/01/2024	239,906
255,000	2.750	05/01/2025	242,000
260,000	3.000	05/01/2026	243,510
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(e)
250,000	3.500	05/01/2023	250,202
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
205,000	4.000	05/01/2023	205,790

184	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
$230,000	2.500%	05/01/2023	$227,688
200,000	2.500	05/01/2024	194,749
175,000	2.500	05/01/2025	167,122
200,000	2.500	05/01/2026	187,769
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
305,000	2.500	05/01/2023	303,165
315,000	2.750	05/01/2024	309,595
320,000	3.000	05/01/2025	304,330
Hillsborough County Aviation Authority RB Series 2015-A (STATE AND LOCAL GOVT SERIES) (NR/NR)(b)
3,250,000	5.000	10/01/2024	3,330,021
Hillsborough County Aviation Authority Revenue Refunding Bonds Series 2015-A (AA-/Aa3)(a)(b)
12,165,000	5.000	10/01/2024	12,464,525
Hillsborough County Aviation Authority Revenue Refunding Bonds Series 2015-A (NR/AA-)
6,750,000	5.000	10/01/2040	6,750,334
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
123,000	3.000	05/01/2023	121,893
130,000	3.000	05/01/2024	126,470
132,000	3.000	05/01/2025	125,341
139,000	3.000	05/01/2026	128,730
JEA Water & Sewer System RB Series 2006 B (NATL) (Aa3/AA+)(d) (MUNI-CPI + 1.00%)
670,000	9.263	10/01/2022	670,000
Lake Frances Community Development District Special Assessment Refunding Series 2018 (NR/BBB-)
82,000	3.000	05/01/2023	81,807
81,000	3.000	05/01/2024	79,904
84,000	3.000	05/01/2025	79,915
Lakeshore Ranch Community Development District Senior Special Assessment Refunding Series 2019 A-1 (NR/A)
270,000	3.000	05/01/2023	268,909
355,000	3.000	05/01/2024	350,198
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
460,000	5.000	05/01/2023	464,212
485,000	5.000	05/01/2024	494,603
335,000	5.000	05/01/2025	344,215
355,000	4.500	05/01/2026	360,095
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
305,000	3.500	05/01/2023	305,160
320,000	3.500	05/01/2024	319,447
Miami Dade County Avaiation Revenue Refunding Bonds Series 2015B (NON-AMT) (NR/A)
5,035,000	5.000	10/01/2026	5,244,682
Miami Dade County Avaiation Revenue Refunding Bonds Series 2016A (NON-AMT) (NR/A)
1,285,000	5.000	10/01/2026	1,351,280

Municipal Bonds – (continued)
Florida – (continued)
Miami Dade County Avaiation Revenue Refunding Bonds Series 2017B (AMT) (NR/A)
11,760,000	5.000	10/01/2040	11,761,437
Miami Dade County Expressway Authority Toll System RB Series 2014A (A3/A)
1,610,000	5.000	07/01/2030	1,642,228
1,015,000	5.000	07/01/2031	1,033,943
Miami Dade County Expressway Authority Toll System Revenue and Refunding RB Series 2014B (A3/A)
1,835,000	5.000	07/01/2030	1,871,732
1,500,000	5.000	07/01/2031	1,527,995
Miami Dade County School District GO Bonds Series 2014A (Aa3/AA-)
2,045,000	5.000	03/15/2027	2,090,545
Miami-Dade County Aviation Revenue Refunding Bonds Series 2014A (AMT) (A-/A2)
20,000,000	5.000	10/01/2035	20,088,494
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(e)
115,000	3.500	05/01/2023	114,652
120,000	3.500	05/01/2024	118,546
125,000	3.500	05/01/2025	119,794
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
185,000	3.750	05/01/2024	184,485
Osceola County Transportation Improvement & Refunding RB Series 2019A-1 (BBB+/BBB-)
250,000	5.000	10/01/2022	250,000
640,000	5.000	10/01/2023	645,589
780,000	5.000	10/01/2024	791,298
275,000	5.000	10/01/2025	280,131
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
1,105,000	4.000	05/15/2026	1,065,293
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018A-1 (A/NR)
195,000	3.000	11/01/2022	194,934
205,000	3.000	11/01/2023	203,869
210,000	3.000	11/01/2024	204,845
Parkway Center Community Development District Special Assessment Bonds Series 2018-2 (A-/NR)
90,000	3.500	05/01/2023	89,824
90,000	3.500	05/01/2024	89,328
Parkway Center Community Development District Special Assessment Refunding Bonds Series 2018-1 (BBB/NR)
235,000	3.500	05/01/2023	234,170
245,000	3.500	05/01/2024	242,068
255,000	3.500	05/01/2025	244,992
Paseo Community Development District Capital Improvement Revenue Refunding Bonds Series 2018 (A-/NR)
425,000	4.000	05/01/2023	425,340
Pine Ridge Plantation Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021A-1 (AGM) (AA/NR)
500,000	3.000	05/01/2024	491,737
515,000	2.000	05/01/2025	479,619

The accompanying notes are an integral part of these financial statements.	185

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021A-1 (AGM) (AA/NR) – (continued)
$520,000	2.000%	05/01/2026	$470,843
535,000	2.000	05/01/2027	469,557
Polk County School Board Refunding Certificates of Participation Series 2019B (NR/NR)
200,000	5.000	01/01/2025	206,445
Reedy Creek Improvement District Ad Valorem Tax Bonds Series 2013A (AA-/Aa3)(b)
31,045,000	5.000	06/01/2023	31,410,263
Reunion East Community Development District Special Assessment Refunding Bonds for Osceola County Series 2015A (NR/NR)
1,935,000	5.000	05/01/2025	1,973,891
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
195,000	3.000	05/01/2023	193,411
225,000	3.000	05/01/2024	219,237
225,000	3.000	05/01/2025	214,867
285,000	3.000	05/01/2026	265,451
390,000	3.000	05/01/2027	353,547
River Bend Community Development District Senior Special Assessment Revenue Refunding Bonds Series 2016A-1 (A-/NR)
395,000	2.500	05/01/2023	393,112
405,000	2.500	05/01/2024	397,913
415,000	2.750	05/01/2025	394,688
425,000	3.000	05/01/2026	399,758
River Glen Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021 (BBB+/NR)
132,000	2.500	05/01/2023	130,426
136,000	2.500	05/01/2024	131,589
139,000	2.500	05/01/2025	130,924
143,000	2.500	05/01/2026	130,710
146,000	2.500	05/01/2027	130,275
148,000	2.500	05/01/2028	128,910
157,000	2.500	05/01/2030	129,588
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-1 (NR/NR)
175,000	3.000	05/01/2023	173,375
235,000	3.000	05/01/2024	228,413
180,000	3.000	05/01/2025	170,859
225,000	3.000	05/01/2026	208,238
Sandmine Road Community Development District Special Assessment Bonds for Polk County Series 2020 (NR/NR)(e)
230,000	2.625	05/01/2025	214,905
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR)
395,000	3.000	05/01/2023	391,345
380,000	3.000	05/01/2024	369,432
240,000	3.000	05/01/2025	227,893
South Kendall Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
335,000	2.250	11/01/2022	334,588

Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital Improvement Revenue & Refunding Bonds Series 2016A-1 (A/NR)
100,000	2.375	05/01/2023	99,188
95,000	2.500	05/01/2024	92,968
100,000	2.750	05/01/2025	95,230
95,000	3.000	05/01/2026	89,167
South Village Community Development District Capital Improvement Revenue Refunding Bonds Series 2016A-2 (NR/NR)
190,000	4.350	05/01/2026	188,825
Spencer Creek Community Development District Special Assessment RB for Hillsborough County Series 2019 (NR/NR)
145,000	3.750	05/01/2024	142,480
State of Florida Department of Transportation Full Faith and Credit Right of Way Acquisition and Bridge Construction Refunding Bonds Series 2016A (AAA/Aaa)
15,845,000	5.000	07/01/2026	16,867,418
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
118,000	3.000	05/01/2024	114,229
121,000	3.000	05/01/2025	114,276
725,000	3.500	05/01/2031	630,034
Tampa Bay Water Utility System Refunding RB Series 2015A (AA+/Aa1)
12,050,000	4.000	10/01/2028	12,231,583
4,225,000	4.000	10/01/2029	4,287,373
Tapestry Community Development District Special Assessment RB for City of Kissimmee Series 2016 (NR/NR)
360,000	4.250	05/01/2026	356,597
Tolomato Community Development District Special Assessment Refunding Bonds Series 2018A-1 (AGM) (AA/NR)
1,030,000	2.500	05/01/2023	1,021,838
Tolomato Community Development District Special Assessment Refunding Bonds Series 2022A (NR/AA)
765,000	3.000	05/01/2025	749,236
1,605,000	3.000	05/01/2027	1,543,178
Trails at Monterey Community Development District Special Assessment Refunding Bonds Series 2012 (A-/NR)
125,000	4.000	05/01/2023	125,047
135,000	4.125	05/01/2024	135,083
140,000	4.150	05/01/2025	140,060
145,000	4.250	05/01/2026	145,065
Two Lakes Community Development District Special Assessment Bonds for City of Hialeah Series 2017 (NR/NR)(e)
395,000	3.250	12/15/2022	393,983
Ventana Community Development District Special Assessment RB for Hillsborough County Series 2018 (NR/NR)(e)
140,000	4.000	05/01/2024	139,248
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
1,995,000	3.750	05/01/2026	1,903,611
Verano Community Development District Senior Special Assessment Refunding Bonds Series 2017A-1 (BBB/NR)(e)
335,000	3.100	05/01/2023	333,985

186	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Viera East Community Development District Special Revenue Assessment Bonds Series 2020 (AGM) (AA/NR)
$475,000	2.000%	05/01/2023	$467,474
490,000	2.000	05/01/2024	475,015
500,000	2.000	05/01/2025	461,469
795,000	2.000	05/01/2026	711,513
Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
165,000	3.000	05/01/2023	163,319
171,000	3.000	05/01/2024	165,572
177,000	3.000	05/01/2025	167,180
973,000	3.500	05/01/2030	851,347
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
350,000	4.000	05/01/2023	350,952
370,000	4.000	05/01/2024	371,155
295,000	4.000	05/01/2025	295,951
Village Community Development District Special Assessment Revenue Refunding Bonds Series 2020 (AGM) (AA/NR)
1,250,000	5.000	05/01/2023	1,260,449
1,310,000	5.000	05/01/2024	1,338,041
1,375,000	5.000	05/01/2025	1,423,041
1,450,000	5.000	05/01/2026	1,515,321
Vizcaya Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
210,000	2.250	11/01/2022	209,766
215,000	2.500	11/01/2023	211,955
Volusia County School Board Certificates of Participation Series 2019 (NR/NR)
100,000	5.000	08/01/2023	101,339
Watergrass Community Development District Special Assessment Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
470,000	2.000	05/01/2026	413,532
Waterset Central Community Development District Special Assessment Bonds for Hillsborough County Series 2018 (NR/NR)(e)
270,000	4.000	11/01/2024	267,732
Winding Cypress Community Development District Special Assessment Bonds for Collier County Series 2015 (NR/NR)
330,000	4.375	11/01/2025	328,467

			284,891,110

Georgia – 3.8%
Burke County Development Authority Pollution Control RB (BBB+/A-) (PUTABLE)(a)(b)(c)
2,115,000	2.250	05/25/2023	2,093,713
Burke County Development Authority Pollution Control RB Fifth Series 1994 (BBB+/A-) (PUTABLE)(a)(b)(c)
4,055,000	2.150	06/13/2024	3,897,733
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Series 2013 A (Baa1/BBB+) (PUTABLE)(a)(b)(c)
2,000,000	1.500	02/03/2025	1,845,601
Burke County Development Authority Pollution Control RB Second Series 2008 (BBB+/A-) (PUTABLE)(a)(b)(c)
4,700,000	2.925	03/12/2024	4,595,457

Municipal Bonds – (continued)
Georgia – (continued)
Burke County Development Authority Pollution Control RB Series 2017F (A-/BBB)(a)(b)
29,150,000	3.000	02/01/2023	29,036,044
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (A3/BBB)
500,000	5.000	12/01/2022	501,185
500,000	5.000	12/01/2023	507,912
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2021 (A2/A+)
950,000	5.000	04/01/2025	978,115
County of DeKalb Water & Sewerage RB Series 2011 (Aa3/A+)
12,775,000	5.250	10/01/2041	12,786,140
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (Aa1/AA+)
18,845,000	4.000	10/01/2022	18,845,000
Development Authority of Bartow County Pollution Control RB 1st Series 2009 (BBB+/NR) (PUTABLE)(a)(b)(c)
2,100,000	2.750	03/15/2023	2,090,178
Development Authority of Bartow County Pollution Control RB for Georgia Power Company Plant Bowen Project First Series 2013 (NR/BBB+) (PUTABLE)(a)(b)(c)
6,000,000	2.875	08/19/2025	5,797,430
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (NR/BBB+) (PUTABLE)(a)(b)(c)
4,850,000	2.875	08/19/2025	4,705,440
Gwinnett County School District GO Sales Tax Bonds Series 2022B (AAA/Aaa)
17,500,000	5.000	08/01/2025	18,377,170
Main Street Natural Gas Gas Supply RB Series 2019B (NR/NR)(a)(b)
60,465,000	4.000	12/02/2024	61,075,660
Main Street Natural Gas Gas Supply RB Series 2021A (NR/NR)(a)(b)
21,495,000	4.000	09/01/2027	21,236,248
Main Street Natural Gas Gas Supply RB Sub-Series 2018A (NR/NR)(a)(b)
61,500,000	4.000	09/01/2023	61,596,438
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
1,500,000	5.000	05/15/2023	1,507,190
1,500,000	5.000	05/15/2024	1,515,113
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3/NR)
1,000,000	4.000	12/01/2023	994,159
1,100,000	4.000	12/01/2024	1,086,556
1,500,000	4.000	12/01/2025	1,470,882
2,185,000	4.000	12/01/2026	2,125,045
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C (NR/BBB-)(e)
3,255,000	4.000	11/01/2023	3,224,376
2,800,000	4.000	11/01/2024	2,743,353
1,705,000	4.000	11/01/2025	1,651,952
3,665,000	4.000	11/01/2026	3,515,335
3,810,000	4.000	11/01/2027	3,601,714

The accompanying notes are an integral part of these financial statements.	187

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Mercer University RB Project Series 2021 (NR/NR)
$625,000	5.000%	10/01/2026	$655,341
535,000	5.000	10/01/2027	565,565
Monroe County Development Authority Pollution Control RB First Series 2009 (BBB+/A-2/A-) (PUTABLE)(a)(b)(c)
2,275,000	1.000	08/21/2026	1,952,549
Municipal Electric Authority of Georgia RB Refunding for Combined Cycle Project Series 2020 A (A1/A-)
800,000	4.000	11/01/2025	807,245
800,000	5.000	11/01/2026	838,916
Municipal Electric Authority RB Refunding Series 2019 A (A2/A-)
900,000	5.000	01/01/2023	903,412
Savanah Economic Development Authority Recovery Zone Facility Revenune Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
425,000	2.000	10/01/2024	409,117
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (Baa2/BBB)
6,090,000	1.900	08/01/2024	5,867,905
State of Georgia GO Refunding Bonds Series 2022C (AAA/Aaa)
20,000,000	4.000	07/01/2024	20,299,466
The Dalton City Board of Water Light & Sinking Fund Commissioners RB Series 2020 (A2/A-)
400,000	5.000	03/01/2025	412,578

			306,113,233

Guam – 0.2%
A.B. Won Pat International Airport Authority RB Refunding General Series 2019 A (AMT) (ETM) (Baa2/BB)
1,000,000	5.000	10/01/2022	1,000,000
825,000	5.000	10/01/2023	835,560
A.B. Won Pat International Airport Authority Taxable Refunding RB General Series 2019 B (ETM) (Baa2/BB)
2,000,000	3.319	10/01/2025	1,930,843
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2019 B (Baa2/NR)
1,100,000	3.133	10/01/2024	1,052,974
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2019 B (ETM) (Baa2/NR)
2,250,000	3.133	10/01/2024	2,187,175
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
1,120,000	2.499	10/01/2025	1,027,893
1,650,000	2.899	10/01/2027	1,448,739
Guam Power Authority RB Refunding Series 2012 A (AGM) (A2/AA)(b)
1,535,000	5.000	10/01/2030	1,535,000
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
500,000	5.000	07/01/2023	503,775
400,000	5.000	07/01/2024	406,385
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (Baa2/A)
500,000	5.000	07/01/2023	503,592

			12,431,936

Municipal Bonds – (continued)
Hawaii – 0.3%
City & County of Honolulu HI GO Bonds Series 2012 (NR/Aa1)(a)(b)
3,620,000	5.000	11/01/2022	3,625,366
Hawaii State GO Bonds Series 2013 EH (NR/NR)(b)
6,125,000	5.000	08/01/2023	6,216,019
Honolulu City & County GO Bonds Series 2012 B (Aa1/NR)
3,060,000	5.000	11/01/2022	3,064,606
State of Hawaii Airports System Revenue COPS Series 2013 (AMT) (A2/A)
3,065,000	5.000	08/01/2023	3,090,316
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (NR/NR)
10,735,000	3.100	05/01/2026	10,328,011

			26,324,318

Illinois – 8.7%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
325,000	5.000	10/01/2025	336,176
250,000	5.000	10/01/2026	260,533
325,000	5.000	10/01/2027	340,550
325,000	5.000	10/01/2028	342,955
Carol Stream Park District GO Refunding Park Bonds Series 2016 (BAM) (NR/AA)(b)
6,155,000	5.000	01/01/2037	6,408,032
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)(f)
100,000	0.000	01/01/2023	99,139
385,000	0.000	01/01/2024	367,322
480,000	0.000	01/01/2025	439,895
Champaign County Community Unit School District No. 4 Champaign GO Refunding Bonds Series 2020 B (NR/AA)
550,000	5.000	01/01/2023	552,299
270,000	5.000	01/01/2024	275,388
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
540,000	0.000	12/01/2026	446,166
450,000	0.000	12/01/2027	353,459
460,000	0.000	12/01/2029	325,405
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL) (Baa2/BB)(f)
9,285,000	0.000	12/01/2024	8,443,785
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
4,300,000	0.000	12/01/2022	4,272,832
550,000	0.000	12/01/2025	477,199
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
500,000	5.000	12/01/2022	501,266
5,000,000	5.000	12/01/2023	5,079,116
7,675,000	5.000	12/01/2024	7,852,716
3,500,000	5.000	12/01/2025	3,604,115
1,270,000	5.000	12/01/2026	1,313,060

188	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (Ba1/BBB+)(f)
$4,645,000	0.000%	01/01/2023	$4,599,152
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL) (Baa2/BBB+)
3,560,000	5.500	01/01/2023	3,577,985
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (Ba1/WR/BBB+)
4,995,000	5.000	01/01/2023	5,016,249
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
3,775,000	5.000	01/01/2027	3,845,709
Chicago Illinois Midway Airport RB Refunding for Second Lien Series 2016 A (AMT) (NR/A-)
3,240,000	5.000	01/01/2024	3,280,963
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 B (A3/A-)
5,055,000	5.000	01/01/2027	5,135,936
Chicago Illinois O’Hare International Airport RB Refunding Series 2015 A (AMT) (NR/A)
7,025,000	5.000	01/01/2034	7,069,725
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (NR/A)
100,000	5.000	01/01/2023	100,411
Chicago O’Hare International Airport Customer Facility Charge RB Series 2013 (Baa1/BBB)
1,025,000	5.750	01/01/2038	1,028,257
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 A (A2/A)
1,195,000	5.000	01/01/2026	1,196,377
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 B (AMT) (A2/A)
5,000,000	5.000	01/01/2026	5,003,161
2,980,000	4.000	01/01/2027	2,980,020
5,790,000	5.000	01/01/2030	5,792,639
Chicago O’Hare International Airport RB Refunding Series 2015 A (AMT) (NR/A)
11,000,000	5.000	01/01/2031	11,125,708
Chicago Park District GO Refunding Bonds Series 2020 F-2 (NR/AA-)
350,000	5.000	01/01/2025	357,258
475,000	5.000	01/01/2026	487,274
City of Chicago GO Bonds Series 2015 A (BBB+/BBB-)
2,700,000	5.250	01/01/2028	2,717,993
City of Chicago GO Bonds Series 2021A (BBB+/BBB-)
600,000	5.000	01/01/2024	606,368
City of Chicago GO Bonds Series 2021A (BBB+/NR)
1,260,000	5.000	01/01/2027	1,283,601
City of Chicago GO Refunding Bonds Series 2014 A (Ba1/BBB+)
500,000	5.000	01/01/2024	505,306
City of Chicago GO Refunding Bonds Series 2016 C (ETM) (NR/NR)
5,020,000	5.000	01/01/2023	5,041,967
City of Chicago GO Refunding Bonds Series 2016 C (NR/BBB+)
10,040,000	5.000	01/01/2023	10,083,934

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
4,675,000	5.000	01/01/2026	4,767,857
City of Chicago GO Refunding Bonds Series B (Ba1/BBB+)
23,000,000	5.765	01/01/2028	22,455,378
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2014A (AMT) (A-/A3)
16,030,000	5.000	01/01/2029	16,186,812
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2013D (NON-AMT) (A2/A+)(b)
4,775,000	5.000	01/01/2023	4,796,478
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2015A (AMT) (NR/A+)
7,000,000	5.000	01/01/2029	7,121,474
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022C (AMT) (NR/A+)
2,000,000	5.000	01/01/2024	2,035,020
2,000,000	5.000	01/01/2025	2,047,083
3,500,000	5.000	01/01/2026	3,590,439
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (AMT) (NR/A+)
3,000,000	5.000	01/01/2025	3,104,553
3,805,000	5.000	01/01/2026	3,991,622
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 (NR/NR)(e)
267,000	1.570	12/01/2022	265,881
282,000	1.990	12/01/2023	273,108
319,000	2.270	12/01/2024	301,894
336,000	2.530	12/01/2025	311,340
305,000	2.690	12/01/2026	277,112
255,000	2.870	12/01/2027	227,837
City of Joliet Waterworks and Sewerage Senior Lien RB Anticipation Notes Series 2022 (NR/NR)
16,750,000	5.000	01/01/2024	17,016,734
8,245,000	5.000	01/01/2025	8,437,320
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (Aa2/NR)
190,000	4.000	01/01/2024	191,640
Cook County GO Refunding Bonds Series 2022A (A2/A+)
5,000,000	5.000	11/15/2024	5,143,311
Cook County Sales Tax RB Refunding Series 2022A (NR/AA-)
650,000	5.000	11/15/2024	671,176
590,000	5.000	11/15/2026	620,775
Cook County Sales Tax RB Refunding Series 2022B (NR/AA-)
550,000	5.000	11/15/2024	567,918
360,000	5.000	11/15/2026	378,778
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (Aa2/NR)
800,000	4.000	12/01/2022	801,227
Cook County Township High School District GO LT School Bonds Series 2017C (BAM) (AA/NR)
2,300,000	5.000	12/01/2025	2,413,694

The accompanying notes are an integral part of these financial statements.	189

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Cook Kane Lake & McHenry Counties Community College District No. 512 GO Refunding Bonds for William Rainey Harper College Series 2017 B (Aaa/NR)
$9,000,000	5.000%	12/01/2022	$9,028,567
Illinois Development Finance Authority RB for United Community & Housing Development Corp. Series 1991 A (ETM) (NR/AA+)(f)
19,705,000	0.000	07/15/2023	19,208,134
Illinois Development Finance Authority Retirement RB for Lincolnwood Regency Park Series 1991 B (REFCORP STRIPS) (NR/AA+)(f)
14,615,000	0.000	07/15/2025	13,209,692
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (NR/BBB)
300,000	5.000	12/01/2022	300,399
450,000	5.000	12/01/2023	453,806
Illinois Finance Authority RB for OSF Healthcare System Series 2020B-1 (A3/A)(a)(b)
4,560,000	5.000	11/15/2024	4,642,272
Illinois Finance Authority RB for Presbyterian Homes Obligated Group Series 2021 B (NR/NR)(b)(d) (SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000	3.150	05/01/2026	2,180,578
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
250,000	5.000	10/01/2024	255,143
250,000	5.000	10/01/2025	256,532
500,000	5.000	10/01/2026	516,766
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (Baa1/A) (PUTABLE)(a)(b)(c)
1,890,000	0.700	09/01/2023	1,836,441
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
1,000,000	5.000	09/01/2024	1,012,229
600,000	5.000	09/01/2025	609,833
Illinois Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000	5.000	05/15/2026	539,971
Illinois Finance Authority RB Series 2017B (AA+/NR)(a)(b)
8,390,000	5.000	12/15/2022	8,417,624
Illinois Finance Authority RB Series 2020B-2 (A/A)(a)(b)
9,940,000	5.000	11/15/2026	10,323,704
Illinois Municipal Electric Agency Power Supply System Revenue Refunding Bonds Series 2015A (A1/A)
2,535,000	5.000	02/01/2028	2,634,195
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (WR/BB+)(f)
10,665,000	0.000	06/15/2023	10,370,909
3,235,000	0.000	06/15/2025	2,884,409
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
10,150,000	5.250	06/15/2032	10,372,907

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2013 (Baa2/BBB)
4,100,000	5.500	07/01/2024	4,145,064
2,210,000	5.500	07/01/2026	2,232,004
3,425,000	5.500	07/01/2027	3,457,503
Illinois State GO Bonds Series 2014 (Baa2/BBB)
3,255,000	5.000	05/01/2024	3,303,784
Illinois State GO Bonds Series 2016 (Baa2/BBB)
5,000,000	5.000	01/01/2024	5,065,161
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
1,615,000	5.000	12/01/2025	1,642,445
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
62,245,000	5.000	11/01/2023	62,982,666
18,505,000	5.000	11/01/2024	18,810,732
8,695,000	5.000	11/01/2025	8,842,000
53,660,000	5.000	11/01/2026	54,662,927
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
6,000,000	5.000	11/01/2024	6,099,130
Illinois State GO Bonds Series 2020 (Baa2/BBB)
2,000,000	5.375	05/01/2023	2,019,478
2,100,000	5.500	05/01/2024	2,147,340
Illinois State GO Bonds Series 2020 D (Baa2/BBB)
13,000,000	5.000	10/01/2024	13,212,176
Illinois State GO Bonds Series 2021 B (Baa2/BBB)
4,500,000	5.000	03/01/2025	4,576,878
Illinois State GO Bonds Series 2021 C (Baa2/BBB)
1,500,000	4.000	03/01/2025	1,491,639
Illinois State GO Refunding Bonds Series 2016 (Baa2/BBB)
2,360,000	5.000	02/01/2023	2,370,876
10,000,000	5.000	02/01/2025	10,169,734
Illinois State GO Refunding Bonds Series 2018 A (Baa2/BBB)
2,000,000	5.000	10/01/2024	2,032,642
Illinois State GO Refunding Bonds Series 2019 B (Baa2/BBB)
7,095,000	5.000	09/01/2025	7,215,013
Illinois State RB Refunding Series 2016 C (NR/BBB+)
460,000	4.000	06/15/2024	462,182
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 (NR/BBB+)
1,770,000	5.000	06/15/2023	1,786,920
115,000	5.000	06/15/2024	116,021
Illinois State Toll Highway Authority RB Refunding Senior Series 2018 A (Aa3/AA-)
2,250,000	5.000	01/01/2023	2,260,010
Illinois State Toll Highway Authority Toll Highway Senior RB 2019 Series C (AA-/Aa3)
14,015,000	5.000	01/01/2026	14,728,788
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (A1/AA)
440,000	4.000	12/01/2022	440,569
520,000	5.000	12/01/2023	528,228
Lake County Community College District No. 532 GO LT Refunding Bodns Series 2021C (Aaa/NR)
1,470,000	4.000	12/01/2026	1,507,134
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2020 (NR/AA)
400,000	1.045	02/15/2025	368,771

190	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Water Reclamation District of Greater Chicago GO UT Capital Improvement Bonds 2014 Series A (NR/AA+)(b)
$16,000,000	5.000%	12/01/2024	$16,609,285
Regional Transportation Authority of Illinois GO Bonds Series 2014A (A1/AA)(b)
1,500,000	5.000	06/01/2024	1,544,553
Rockford School District GO School Bonds for Winnebago and Boone Counties Series 2013 (NR/AA-)
10,960,000	4.000	02/01/2032	10,993,565
Sales Tax Securitization Corp Bonds Series 2017A (AA-/AA-)
1,500,000	5.000	01/01/2023	1,505,540
Sales Tax Securitization Corp Bonds Series 2018C (AA-/AA-)
4,180,000	5.000	01/01/2025	4,289,256
Sales Tax Securitization Corp Second Lien Bonds Series 2020A (AA-/AA-)
4,355,000	5.000	01/01/2026	4,507,632
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (AA-/NR)
6,000,000	5.000	01/01/2027	6,266,236
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/AA-)
7,945,000	5.000	01/01/2028	8,348,533
State of Illinois Build Illinois Bonds Junior Obligation Tax Exempt Refunding Series C 2021 (NR/BBB+)
2,000,000	5.000	06/15/2025	2,063,519
State of Illinois Build Illinois Junior Obligation Bonds Series 2021A (NR/A-)
5,000,000	4.000	06/15/2025	5,031,714
State of Illinois GO Bonds Series 2014 (Baa2/BBB)
3,300,000	5.000	02/01/2023	3,315,208
State of Illinois GO Bonds Series 2016 (Baa2/BBB)
15,000,000	5.000	06/01/2023	15,126,645
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
10,490,000	5.000	12/01/2023	10,620,661
State of Illinois GO Bonds Series 20217D (Baa1/BBB+)
21,720,000	5.000	11/01/2027	22,201,426
State of Illinois GO Bonds Series 2021B (Baa1/BBB+)
1,600,000	5.000	03/01/2026	1,627,734
State of Illinois GO Refunding Bonds Series 2012 (Baa2/BBB)
6,275,000	5.000	08/01/2023	6,337,628
State of Illinois GO Refunding Bonds Series 2021C (Baa1/BBB+)
6,550,000	4.000	03/01/2024	6,553,541
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (Baa2/BBB)
2,000,000	5.000	10/01/2025	2,033,615
State of Illinois Tax Exempt GO Bonds Refunding Series 2019B (Baa2/BBB)
8,690,000	5.000	09/01/2023	8,783,070
Western Illinois University Board of Trustees Auxiliary Facilities System Refunding RB Series 2020 (BAM) (AA/NR)
1,000,000	4.000	04/01/2023	1,002,810

			707,417,959

Municipal Bonds – (continued)
Indiana – 1.3%
City of Rockport Pollution Control Revenue Refunding Bonds for AEP Generating Company Project Series 1995 (NON-AMT) (NR/A-)
4,150,000	3.125	07/01/2025	4,035,519
City of Rockport Pollution Control Revenue Refunding Bonds Series 1995 (NON-AMT) (NR/A-)
3,335,000	3.125	07/01/2025	3,243,001
City of Rockport Pollution Control Revenue Refunding Bonds Series 2009 B (NON-AMT) (A-/NR)
10,000,000	3.050	06/01/2025	9,832,172
City of Rockport Pollution Control Revenue Refunding Bonds Series D (A-/A)
11,000,000	0.750	04/01/2025	9,865,144
City of Whiting Environmental Facilities Refunding RB Series 2019A (A-/NR) (PUTABLE)(a)(b)(c)
11,990,000	5.000	06/05/2026	12,304,161
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A2/A-) (PUTABLE)(a)(b)(c)
3,000,000	0.750	04/01/2026	2,516,439
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)(a)(b)(c)
4,525,000	0.950	04/01/2026	3,837,261
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2021 (A2/A-)
3,000,000	0.650	08/01/2025	2,662,216
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (Aa3/AA-)(b)(d) (SIFMA Municipal Swap Index Yield + 0.55%)
7,150,000	3.000	11/01/2023	7,152,342
Indiana Finance Authority State Revolving Fund Program Bond Series 2016D (AAA/Aaa)(b)
8,650,000	5.000	08/01/2026	9,206,584
9,310,000	5.000	08/01/2026	9,909,052
Indiana Finance Authority State Revolving Fund Program Bonds Series 2015A (AAA/Aaa)(b)
6,885,000	5.000	02/01/2025	7,158,396
Indiana Finance Authority Tax Exempt Private Activity Bonds Series 2013 A (NR/NR)(b)
10,000,000	5.000	07/01/2023	10,109,165
Indiana Finance Authority Tax Exempt Private Activity Bonds Series 2013 A (US TREASURY OBLIGATIONS) (NR/NR)(b)
6,500,000	5.000	07/01/2023	6,570,957
Indiana Municipal Power Agency Power Supply System RB 2022 Series A (A1/A+)
625,000	5.000	01/01/2024	638,162
450,000	5.000	01/01/2025	463,325
Indianapolis Local Public Improvement Bond Bank Refunding Bonds Series 2019D (AMT) (A1/NR)
5,625,000	5.000	01/01/2026	5,782,383
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (ST INTERCEPT) (NR/AA+)
300,000	5.000	01/15/2023	301,667
375,000	3.000	07/15/2023	374,403

			105,962,349

The accompanying notes are an integral part of these financial statements.	191

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – 0.0%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (A1/NR)
$630,000	5.000%	02/15/2023	$634,216
Iowa Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 A (NR/NR)
2,105,000	4.000	05/15/2026	2,036,095

			2,670,311

Kansas – 0.4%
City of Manhattan GO Temporary Notes Series 2022-01 (Aa3/NR)
17,740,000	1.750	06/15/2025	16,567,938
Seward County Unified School District GO Refunding Bonds Series 2017-B (A+/A1)(b)
1,000,000	5.000	09/01/2025	1,048,954
State of Kansas Department of Transportation RB Refunding Series 2015 A (Aa2/AA)
15,840,000	2.750	09/01/2023	15,751,892
Wyandotte County Taxable Utility System Refunding RB Series 2020-B (A/A)
775,000	1.129	09/01/2024	725,350

			34,094,134

Kentucky – 1.9%
City of Owensboro Electric Light & Power System Refunding RB 2019 Series (A-/NR)
800,000	4.000	01/01/2023	801,345
1,400,000	5.000	01/01/2024	1,426,738
2,700,000	4.000	01/01/2025	2,731,288
Commonwealth of Kentucky State Property and Buildings Commission Revenue Refunding Bonds Series B (A-/A1)
2,900,000	5.000	11/01/2026	3,051,159
County of Boone Pollution Control Revenue Refunding Bonds Series 2008A (NON-AMT) (NR/NR)
5,000,000	3.700	08/01/2027	4,819,070
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (A/NR) (PUTABLE)(a)(b)(c)
1,665,000	0.700	09/01/2023	1,617,818
Kentucky Economic Development Finance Authority Healthcare Facilities Refunding RB Series 2022 (NR/NR)
3,570,000	4.500	10/01/2027	3,551,081
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (Baa2/NR)
1,000,000	5.000	06/01/2023	1,008,502
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
685,000	5.000	08/01/2025	701,054
Kentucky Public Energy Authority Gas Supply RB 2018 Series B (NR/NR)(a)(b)
32,255,000	4.000	01/01/2025	32,138,356
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1 (NR/A)(b)
2,420,000	4.000	12/01/2022	2,421,082
3,765,000	4.000	06/01/2023	3,769,615
7,385,000	4.000	12/01/2023	7,388,922
34,035,000	4.000	06/01/2025	33,814,749

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2014 A (Aa3/A-)
2,995,000	5.000	07/01/2023	3,032,980
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A1/A)
3,800,000	0.900	09/01/2026	3,271,254
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2020C (NR/A)(a)(b)
5,000,000	5.000	10/01/2026	5,149,092
Public Energy Authority of Kentucky Gas Supply RB 2018 Series A (NR/NR)(a)(b)
27,620,000	4.000	04/01/2024	27,560,766
Public Energy Authority of Kentucky Gas Supply RB Series 2019 A-1 (NR/NR)(a)(b)
2,000,000	4.000	06/01/2025	1,992,024
Public Energy Authority of Kentucky Gas Supply RB Series 2019C (NR/NR)(a)(b)
9,350,000	4.000	02/01/2028	9,097,371
Public Energy Authority of Kentucky Gas Supply RB Series 2020A (NR/NR)(a)(b)
7,050,000	4.000	06/01/2026	6,984,331

			156,328,597

Louisiana – 2.5%
Lake Charles Harbor & Terminal District RB Series 2021 (AMT) (NR/NR) (PUTABLE)(a)(b)(c)
11,800,000	1.000	12/01/2024	11,020,459
Louisiana Local Government Community Development Authority Subordinate Lien Revenue Refunding Bonds Series 2020B (A+/A+)(a)(b)
35,000,000	0.875	02/01/2025	32,102,053
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
800,000	2.500	10/01/2022	800,000
950,000	5.000	10/01/2022	950,000
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
435,000	5.000	10/01/2026	447,971
Louisiana Stadium & Exposition District RB Series 2020 (NR/NR)
15,000,000	5.000	07/03/2023	15,034,035
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)(a)(b)(c)
12,395,000	2.000	04/01/2023	12,303,909
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (Baa3/BBB-) (PUTABLE)(a)(b)(c)
12,500,000	2.125	07/01/2024	12,187,010
Parish of St. John the Baptist Revenue Refunding Bonds for Marathon Oil Project Series 2017 (NON-AMT) (NR/BBB-) (PUTABLE)(a)(b)(c)
950,000	2.200	07/01/2026	880,588

192	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Parish of St. John The Baptist Revenue Refunding Bonds Series 2017 (NON-AMT) Sub-Series 2017A-2 (BBB-/BBB-) (PUTABLE)(a)(b)(c)
$23,150,000	2.100%	07/01/2024	$22,560,666
State of Louisiana Gasoline & Fuels Tax RB Refunding First Lien Series 2015 A (Aa2/AA-)(b)
80,000,000	4.000	05/01/2025	81,476,560
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 A (Aa3/NR)(a)(b)
3,075,000	0.600	05/01/2023	3,008,947
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 D-1 (Aa3/NR)(a)(b)
4,615,000	0.600	05/01/2023	4,515,868
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue Refunding Bonds 2022 Series A (Aa3/AA-)(b)(d) (SOFR + 0.50%)
4,415,000	2.635	05/01/2026	4,247,499

			201,535,565

Maine – 0.1%
Maine Turnpike Authority Turnpike Revenue Refunding Bonds Series 2022 (Aa3/AA-)
2,000,000	5.000	07/01/2028	2,172,855
State of Maine GO Bonds Series 2018 D (Aa2/AA)
4,290,000	5.000	06/01/2023	4,344,689

			6,517,544

Maryland – 1.5%
Anne Arundel County Consolidated General Improvements Series 2019 (Aaa/AAA)
7,205,000	5.000	10/01/2025	7,586,173
City of Baltimore Refunding RB Series 2013B (AA-/Aa2)(b)
5,000,000	5.000	01/01/2024	5,109,592
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
815,000	4.000	01/01/2023	814,850
1,050,000	4.000	01/01/2024	1,051,822
2,805,000	4.000	01/01/2025	2,818,592
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (Aaa/AAA)(b)
14,350,000	5.000	11/01/2023	14,631,742
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
470,000	2.625	07/01/2024	451,703
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 A (NR/A-)
815,000	5.000	07/01/2023	823,837
1,000,000	5.000	07/01/2024	1,024,092
750,000	5.000	07/01/2025	777,553
1,250,000	5.000	07/01/2026	1,306,374
1,250,000	5.000	07/01/2027	1,319,377
Howard County Consolidated Public Improvement Refunding Bonds 2017 Series D (AAA/Aaa)
17,825,000	5.000	02/15/2027	19,139,305

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (Baa3/NR)
815,000	4.000	01/01/2024	813,380
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
165,000	4.000	10/01/2022	165,000
340,000	4.000	10/01/2023	340,873
350,000	4.000	10/01/2024	350,557
390,000	4.000	10/01/2025	389,308
Maryland Health & Higher Educational Facilities Authority RB Series 2020B-2 (A/NR)(a)(b)
7,000,000	5.000	07/01/2027	7,321,766
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program RB Series 2016 (ST INTERCEPT) (Aa3/AA-)(b)
1,050,000	5.000	05/01/2026	1,113,570
State of Maryland Department of Transportation Third Issue RB Series 2015 (Aa1/AAA)
9,855,000	4.000	12/15/2026	9,946,061
State of Maryland GO Bonds State and Local Facilities Loan of 2022 1st Series A (AAA/Aaa)
25,000,000	5.000	06/01/2028	27,322,243
Town of Chestertown Economic Development Refunding RB Series 2021A (BBB/NR)
1,035,000	5.000	03/01/2026	1,071,278
1,215,000	5.000	03/01/2027	1,264,275
University of Maryland Auxiliary Facility & Tuition RB 2018 Series A (AA+/AA+)
1,075,000	5.000	04/01/2023	1,085,212
University System of Maryland Auxiliary Facility and Tuition RB 2016 Series A (Aa1/AA+)
3,455,000	5.000	04/01/2027	3,655,123
Washington Suburban Sanitary District Consolidated Public Improvement Refunding Bonds Series 2020 (AAA/Aaa)
9,870,000	5.000	06/01/2025	10,337,476

			122,031,134

Massachusetts – 2.5%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2015 Series C (Aa1/AA)
8,085,000	5.000	07/01/2040	8,290,982
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2016 Series A (Aa1/AA)
10,900,000	5.000	03/01/2037	11,096,803
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2019 Series E (Aa1/AA)
12,500,000	5.000	05/01/2031	12,819,527
Commonwealth of Massachusetts Special Obligation RB for Unemployment Insurance Trust Fund 2022 Series A (Aa1/NR)
2,500,000	3.670	01/15/2026	2,424,704
1,500,000	3.680	07/15/2026	1,448,958
Massachusetts Clean Water Trust RB Refunding Series 2006 (Aaa/AAA)(d) (MUNI-CPI + 0.99%)
2,050,000	9.590	08/01/2023	2,059,101

The accompanying notes are an integral part of these financial statements.	193

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Clean Water Trust RB State Revolving Green Bonds Series 2017 (Aaa/AAA)
$3,795,000	5.000%	02/01/2023	$3,820,259
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A3/A)
750,000	5.000	07/01/2023	758,407
500,000	5.000	07/01/2024	511,706
Massachusetts Development Finance Agency RB for President & Trustees of Williams College Series 2011 (Aa1/AA+)(a)(b)
3,500,000	0.450	07/01/2025	3,155,883
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
275,000	5.000	10/01/2022	275,000
300,000	5.000	10/01/2023	304,103
350,000	5.000	10/01/2024	358,618
300,000	5.000	10/01/2025	310,574
Massachusetts Development Finance Agency RB Series 2016A (AAA/Aaa)
10,000,000	5.000	07/15/2030	10,662,360
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
725,000	5.000	07/01/2023	732,064
Massachusetts Health and Educational Facilities Authority Variable Rate Demand RB for Umass Series A (Aa2/AA-/NR) (PUTABLE)(a)(b)(c)
7,000,000	2.450	04/01/2026	6,733,101
Massachusetts Housing Finance Agency RB Refunding Series 2020 216 (GNMA/FNMA/FHLMC) (Aa1/AA+)(a)(b)
5,250,000	1.850	06/01/2025	4,936,598
Massachusetts Port Authority RB Series 2019-A (AMT) (Aa2/AA)
10,105,000	5.000	07/01/2026	10,506,953
Massachusetts School Building Authority Senior Dedicated Sales Tax Bonds 2016 Series B (Aa2/AA+)
3,500,000	5.000	11/15/2039	3,629,390
Massachusetts State Development Finance Agency RB Mass General Brigham, Inc. Series 2019 T 1 (Aa3/AA-)(b)(d)(e) (SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000	3.050	01/29/2026	6,196,272
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(d) (3M USD LIBOR + 0.57%)
13,055,000	2.434	05/01/2037	12,294,755
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(d) (3M USD LIBOR + 0.57%)
11,560,000	2.434	05/01/2037	10,886,807
Massachusetts State GO Bonds Series 2014 F (Aa1/AA)
58,940,000	4.000	11/01/2031	58,967,796
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Refunding Series 2019 A (Aa2/AA)(a)(b)
20,000,000	5.000	01/01/2023	20,064,608
Massachusetts Water Pollution Abatement Trust State Revolving Fund Bonds Series 17 (Aaa/AAA)
7,405,000	5.000	02/01/2043	7,450,053

			200,695,382

Municipal Bonds – (continued)
Michigan – 1.5%
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
900,000	5.000	07/01/2023	910,420
22,500,000	5.000	07/01/2048	22,052,848
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (NR/AA)
1,500,000	5.000	07/01/2023	1,517,367
500,000	5.000	07/01/2024	512,898
550,000	5.000	07/01/2025	564,845
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(d) (3M USD LIBOR + 0.60%)
28,240,000	3.108	07/01/2032	27,510,340
Great Lakes Water Authority Sewage Disposal System RB Refunding Series 2020 A (A1/AA-)
200,000	1.654	07/01/2025	185,300
Lansing Board of Water & Light Utility System RB Series 2021B (AA-/NR)(a)(b)
5,000,000	2.000	07/01/2026	4,495,290
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
185,000	4.000	02/01/2027	177,349
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2015B (NR/A1)
1,215,000	5.000	05/15/2034	1,233,807
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2022B (AA/Aa3)(b)(d) (SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000	3.200	04/15/2027	5,794,532
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (NR/BB+)
500,000	3.800	10/01/2022	500,000
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewage Department Sewage Disposal System Project Series 2015C (A2/A+)
4,600,000	5.000	07/01/2034	4,701,352
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (A1/AA)
5,000,000	5.000	07/01/2023	5,065,983
Michigan Finance Authority State Aid Revenue Notes Series 2022A (ST AID WITHHLDG) (NR/NR)
18,550,000	5.000	07/20/2023	18,785,791
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A)
10,000,000	1.476	06/01/2025	8,945,270
Michigan State Hospital Finance Authority Refunding And Project RB Series 2010F-5 (AA+/A-1+/AA+/F1+)(a)(b)
4,400,000	2.400	03/15/2023	4,379,411
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (Baa2/NR)
2,210,000	5.000	12/31/2023	2,250,856
2,685,000	5.000	06/30/2024	2,704,443
3,500,000	5.000	12/31/2024	3,527,741

194	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Star International Academy Refunding Bonds Series 2020 (BBB/NR)
$665,000	4.000%	03/01/2023	$664,481
690,000	4.000	03/01/2024	685,812
720,000	4.000	03/01/2025	703,933
745,000	4.000	03/01/2026	720,061
775,000	4.000	03/01/2027	741,787
Wayne County Airport Authority RB Series 2018C (NON-AMT) (A-/A)
500,000	5.000	12/01/2022	501,475
Western Michigan University Board of Trustees General RB Series 2019A (A/NR)
160,000	5.000	11/15/2023	163,232

			119,996,624

Minnesota – 0.4%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000	2.000	12/01/2029	4,990,872
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2022 (NR/BBB-)
275,000	5.000	06/15/2025	277,683
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)
300,000	5.000	06/15/2023	302,765
265,000	5.000	06/15/2024	268,828
360,000	5.000	06/15/2026	364,504
Duluth Independent School District Refunding Certificates of Participation Series 2019A (Baa3/NR)
640,000	3.250	03/01/2025	621,489
660,000	4.000	03/01/2026	647,413
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corp. Series 2017 (Baa1/NR)
575,000	5.000	05/01/2023	579,970
Minneapolis Metropolitan Airports Commission Subordinate Airport RB Series 2022B (AMT) (NR/A+)
1,565,000	5.000	01/01/2024	1,589,160
1,025,000	5.000	01/01/2025	1,049,130
Minneapolis-St. Paul Metropolitan Airports Commission RB Refunding Series 2019 B (AMT) (NR/A)
2,810,000	5.000	01/01/2024	2,853,379
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
100,000	3.000	12/01/2022	99,846
100,000	3.000	12/01/2023	98,777
100,000	4.000	12/01/2024	99,610
180,000	4.000	12/01/2025	178,903
Regents of University of Minnesota GO Bonds Series 2013A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,187,506
State of Minnesota GO State Various Purpose Bonds Series 2015A (AAA/Aa1)
11,210,000	5.000	08/01/2025	11,756,399
State of Minnesota GO State Various Purpose Bonds Series 2015A (Aaa/AAA)
2,000,000	5.000	08/01/2029	2,092,520

Municipal Bonds – (continued)
Minnesota – (continued)
Western Minnesota Municipal Power Agency Power Supply Revenue Refunding Bonds 2022 Series A (NR/NR)(g)
250,000	5.000	01/01/2024	255,258
375,000	5.000	01/01/2025	388,545
825,000	5.000	01/01/2026	865,961
640,000	5.000	01/01/2027	680,366

			33,248,884

Mississippi – 0.6%
City of Jackson GO Refunding Bonds Series 2021 (Baa3/A+)
325,000	5.000	03/01/2023	327,301
500,000	5.000	03/01/2024	511,262
1,000,000	5.000	03/01/2025	1,040,825
830,000	5.000	03/01/2026	876,733
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (NON-AMT) (Baa2/BBB) (PUTABLE)(a)(b)(c)
10,500,000	2.650	04/01/2027	9,790,978
Mississippi Business Finance Corp Solid Waste Disposal RB Series 2002 (A-/A-2/NR) (PUTABLE)(a)(b)(c)
1,000,000	2.200	06/03/2024	971,434
Mississippi Hospital Equipment & Facilities Authority Revenue Refunding Bonds Series 2020A-1 (BBB+/NR)(a)(b)
7,750,000	5.000	09/01/2025	7,982,067
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2018 (BBB/NR) (PUTABLE)(a)(b)(c)
8,225,000	2.900	09/01/2023	8,151,020
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
9,085,000	1.375	06/16/2025	8,453,737
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020C (NON-AMT) (BBB/NR)(a)(b)
9,300,000	1.375	06/16/2025	8,676,375
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(c)
1,175,000	1.600	06/16/2025	1,102,906

			47,884,638

Missouri – 0.3%
Kansas City Municipal Assistance Corp. Revenue Leasehold Bonds Series 2004 B-1 (AA-/A2)(f)
3,720,000	0.000	04/15/2026	3,270,280
Metropolitan St. Louis Sewer District RB Refunding Series 2015 B (Aa1/AAA)
8,770,000	5.000	05/01/2038	9,011,227
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
570,000	5.000	09/01/2023	574,633
600,000	5.000	09/01/2024	604,930
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
575,000	5.000	02/15/2023	578,115
400,000	5.000	02/15/2024	407,394

The accompanying notes are an integral part of these financial statements.	195

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
$105,000	5.000%	10/01/2024	$107,829
125,000	5.000	10/01/2025	129,693
Southeast Missouri State University System Facilities Refunding RB Series 2020 (A/NR)
1,410,000	5.000	04/01/2025	1,453,422
2,795,000	5.000	04/01/2026	2,900,710
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR) (PUTABLE)(a)(b)(c)
4,000,000	3.500	07/01/2025	3,906,859

			22,945,092

Montana – 0.1%
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A3/A-)
8,790,000	2.000	08/01/2023	8,648,581
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (Aa2/NR)
470,000	5.000	12/01/2022	471,485
Montana Facility Finance Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
500,000	5.000	01/01/2023	502,200

			9,622,266

Nebraska – 0.1%
Douglas County Hospital Authority No. 2 RB for Children’s Hospital Obligated Group Series 2020 B (A1/NR)(a)(b)
2,100,000	5.000	11/15/2025	2,178,580
Douglas County Hospital Authority No. 2 RB Refunding for Children’s Hospital Obligated Group Series 2020 A (A1/NR)
110,000	5.000	11/15/2023	111,798
175,000	5.000	11/15/2025	181,545
Washington County Wastewater & Solid Waste Disposal Facilities Revenue Refunding Bonds Series 2012 (A/NR) (PUTABLE)(a)(b)(c)
4,700,000	0.895	09/01/2025	4,353,347

			6,825,270

Nevada – 0.4%
City of Las Vegas Special Improvement District Local Improvement Refunding Bonds Series 2013 (NR/NR)
220,000	5.000	06/01/2023	221,541
200,000	4.250	06/01/2024	200,386
95,000	5.000	06/01/2024	96,413
Clark County Airport System Subordinate Lien Refunding RB Series 2019D (NON-AMT) (Aa3/A)
14,325,000	5.000	07/01/2026	15,124,898
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
325,000	3.000	06/15/2025	321,644
Clark County School District GO LT Building Bonds Series 2022A (A+/A1)
6,875,000	5.000	06/15/2025	7,168,793

Municipal Bonds – (continued)
Nevada – (continued)
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A1/A-)
12,000,000	1.450	12/01/2024	11,296,639
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
700,000	5.000	07/01/2025	729,436
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
200,000	5.000	07/01/2024	205,501

			35,365,251

New Hampshire – 0.3%
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-1 (A-/A-2/NR)(a)(b)
1,250,000	2.150	07/01/2024	1,216,756
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-2 (A-/A-2/NR)(a)(b)
5,000,000	2.150	07/01/2024	4,867,025
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-3 (A-/A-2/NR)(a)(b)
5,000,000	2.150	07/01/2024	4,867,025
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-4 (A-/A-2/NR)(a)(b)
3,000,000	2.150	07/01/2024	2,915,292
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
220,000	4.000	01/01/2024	218,726
285,000	4.000	01/01/2025	281,799
265,000	4.000	01/01/2026	260,403
250,000	4.000	01/01/2027	243,514
New Hampshire Housing Finance Authority Multi-Family Housing RB 2022 Series 1 (NON-AMT) (NR/Aaa)
1,010,000	2.650	08/01/2024	994,738
5,575,000	2.800	02/01/2025	5,479,655
New Hampshire Municipal Bond Bank RB 2021 C (NR/AA+)
5,440,000	5.000	08/15/2026	5,797,350

			27,142,283

New Jersey – 5.2%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
500,000	5.000	03/01/2023	503,335
City of Newark GO Refunding Bonds Series 2020 A (AGM ST AID WITHHLDG) (A2/AA)
800,000	5.000	10/01/2024	822,487
650,000	5.000	10/01/2025	676,085
750,000	5.000	10/01/2026	788,116
City of Newark GO Refunding Bonds Series 2020 A (ST AID WITHHLDG) (Baa1/NR)
750,000	5.000	10/01/2022	750,000
City of Newark GO Refunding Bonds Series 2020 B (AGM SCH BD RES FD) (A2/AA)
650,000	5.000	10/01/2024	668,270
600,000	5.000	10/01/2025	624,079

196	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
City of Newark GO Refunding Bonds Series 2020 B (SCH BD RES FD) (A3/NR)
$580,000	5.000%	10/01/2022	$580,000
County of Cape May GO Bonds Series 2019 (Aa1/NR)
2,450,000	4.000	10/01/2022	2,450,000
County of Morris GO Bonds for General Improvement and County College Series 2021 (Aaa/AAA)
4,615,000	2.000	02/01/2027	4,207,753
Hudson County Improvement Authority County Guaranteed Pooled Notes Series B-1 (CNTY GTD) (NR/NR)
11,915,000	3.000	08/04/2023	11,874,241
New Jeresy Transportation Trust Fund Authority Transportation Program Bonds 2014 Series AA (A3/BBB)
25,000,000	5.000	06/15/2024	25,529,975
New Jersey Economic Development Authority RB Series 2005 (AMBAC) (BBB/Baa1)
12,350,000	5.500	09/01/2024	12,727,146
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (NR/B)
270,000	4.000	01/01/2023	269,166
275,000	4.000	07/01/2023	272,533
320,000	4.000	01/01/2024	314,743
325,000	4.000	07/01/2024	317,616
New Jersey Economic Development Authority RB for School Facilities Construction Series 2014 UU (Baa1/BBB)
10,070,000	5.000	06/15/2040	9,979,306
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 A (A1/A+)
1,375,000	1.000	06/01/2023	1,344,491
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 B (AMT) (A1/A+) (PUTABLE)(a)(b)(c)
8,645,000	1.200	06/01/2023	8,499,926
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 C (AMT) (A1/A+)
2,550,000	1.150	06/01/2023	2,497,168
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 E (AMT) (A1/A+)
3,100,000	0.850	12/01/2025	2,753,558
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (Baa1/BBB)(d) (SIFMA Municipal Swap Index Yield + 1.25%)
13,315,000	3.700	09/01/2025	13,325,902
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2015 XX (Baa1/BBB)
6,900,000	5.000	06/15/2025	7,074,647
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (Baa1/BBB)
2,345,000	5.000	06/15/2023	2,369,854
6,500,000	5.000	06/15/2024	6,631,344

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Series 2021 QQQ (Baa1/BBB)
250,000	5.000	06/15/2023	252,650
300,000	5.000	06/15/2024	306,062
385,000	5.000	06/15/2025	394,745
555,000	5.000	06/15/2026	573,559
445,000	5.000	06/15/2027	461,143
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (BBB+/A3)(b)
6,470,000	5.500	12/15/2026	7,022,429
New Jersey Economic Development Authority State Lease RB for Health Department and Taxation Division Office Project 2018 Series A (A3/BBB+)
1,955,000	5.000	06/15/2024	1,994,504
New Jersey Educational Facilities Authority Princeton University RB 2014 Series A (AAA/Aaa)
8,220,000	5.000	07/01/2026	8,477,079
New Jersey Educational Facilities Authority Princeton University RB 2022 Series A (AAA/Aaa)
20,870,000	5.000	03/01/2027	22,432,059
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (AA-/NR)
1,260,000	0.500	11/01/2023	1,219,990
1,595,000	0.650	05/01/2024	1,523,514
3,085,000	0.750	11/01/2024	2,909,674
2,310,000	0.900	11/01/2025	2,124,568
New Jersey Housing and Mortgage Finance Agency Multi-Family RB 2017 Series A (NON-AMT) (NR/AA-)
1,830,000	2.850	11/01/2025	1,795,840
New Jersey Housing and Mortgage Finance Agency Single Family Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
2,705,000	2.800	10/01/2025	2,643,872
2,635,000	2.900	04/01/2026	2,565,503
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A2/A+)(d) (1M USD LIBOR + 0.60%)
15,565,000	2.790	01/01/2023	15,555,868
New Jersey State Turnpike Authority RB Refunding Series 2017 D-1 (A2/A+)(d) (1M USD LIBOR + 0.70%)
5,000,000	2.900	01/01/2024	5,035,262
New Jersey State Turnpike Authority RB Series 2014 A (A2/A+)
8,650,000	5.000	01/01/2027	8,883,977
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Notes 2016 Subseries A-1 (A3/A+)
4,395,000	5.000	06/15/2027	4,595,023
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(f)
28,575,000	0.000	12/15/2028	21,691,060
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(f)
25,055,000	0.000	12/15/2025	21,994,128

The accompanying notes are an integral part of these financial statements.	197

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (BHAC-CR AMBAC) (Aa1/AA+)(f)
$1,130,000	0.000%	12/15/2026	$965,890
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(f)
34,235,000	0.000	12/15/2027	27,503,858
320,000	0.000	12/15/2031	209,292
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (Baa1/BBB)
3,435,000	5.000	12/15/2023	3,495,120
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
8,105,000	5.000	12/15/2024	8,295,757
12,030,000	5.000	12/15/2025	12,384,389
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (Baa1/BBB)
2,000,000	5.000	12/15/2023	2,035,004
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (Baa1/BBB)
27,745,000	5.250	12/15/2023	28,311,170
New Jersey Transportation Trust Fund Authority RB Series 2004 A (NATL) (Baa1/BBB)
4,920,000	5.750	06/15/2023	5,000,733
New Jersey Transportation Trust Fund Authority RB Series 2006 C (AMBAC) (Baa1/BBB)(f)
3,500,000	0.000	12/15/2026	2,938,015
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (Baa1/A+)
11,250,000	5.000	06/15/2023	11,356,812
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (A2/AA)
30,330,000	5.500	12/15/2022	30,473,246
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (A3/BBB+)
11,650,000	5.000	06/01/2026	12,226,176
8,350,000	5.000	06/01/2027	8,861,484
State of New Jersey GO Bonds Series 2021 (A3/BBB+)
10,000,000	2.000	06/01/2026	9,218,988
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB+)
25,000	3.200	06/01/2027	24,840
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds Series 2018A (A/NR)
1,495,000	5.000	06/01/2027	1,549,859
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds for Covanta Union Series 2011A (AMT) (CNTY GTD) (NR/AA+)
4,730,000	5.250	12/01/2031	4,734,553

			421,889,436

New Mexico – 1.8%
City of Farmington Pollution Control Revenue Refunding Bonds 2010 Series B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
12,500,000	3.000	06/01/2024	12,329,476

Municipal Bonds – (continued)
New Mexico – (continued)
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)(a)(b)(c)
3,330,000	0.875	10/01/2026	2,862,386
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 C (Baa2/BBB) (PUTABLE)(a)(b)(c)
10,000,000	1.150	06/01/2024	9,501,583
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 D (Baa2/BBB) (PUTABLE)(a)(b)(c)
14,760,000	1.100	06/01/2023	14,466,371
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 E (Baa2/BBB) (PUTABLE)(a)(b)(c)
11,500,000	1.150	06/01/2024	10,926,821
New Mexico Finance Authority State Transportation Refunding RB for State Transportation Commission Subordinate Lien Series 2018A (NR/NR)
32,455,000	5.000	06/15/2024	33,423,837
New Mexico Finance Authority State Transportation Refunding RB Series 2022A (AA+/Aa1)
16,320,000	5.000	06/15/2025	17,081,878
11,815,000	5.000	06/15/2026	12,531,004
Santa Fe County GO Improvement and Refunding Bonds Series 2021 (NR/AAA)
1,625,000	4.000	07/01/2025	1,660,554
State of New Mexico Severance Tax Bonds Series 2022A (AA-/Aa2)
10,000,000	5.000	07/01/2024	10,304,163
10,000,000	5.000	07/01/2025	10,468,629
10,000,000	5.000	07/01/2026	10,616,212
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
100,000	4.000	09/01/2023	100,285
100,000	4.000	09/01/2024	100,520
175,000	4.000	09/01/2025	176,251
150,000	5.000	09/01/2026	156,755

			146,706,725

New York – 16.5%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
4,420,000	1.625	11/01/2025	4,059,993
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (Ba1/NR)
500,000	5.000	07/15/2023	503,008
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (NR/AA)
520,000	5.000	04/01/2025	537,894
500,000	5.000	04/01/2026	522,068
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
120,000	4.000	06/15/2023	119,574
120,000	4.000	06/15/2024	119,089
110,000	4.000	06/15/2025	108,287
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
300,000	3.400	07/01/2027	286,760

198	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Chautauqua County Capital Resource Corporation Exempt Facilities Revenue Refunding Bonds Series 2020 (NON-AMT) (Baa3/BBB-)(a)(b)
$2,500,000	1.300%	04/03/2023	$2,456,558
City of New York GO Bonds 2022 Series B and C Tax Exempt Bonds (Aa2/AA)
5,000,000	5.000	08/01/2024	5,158,940
10,000,000	5.000	08/01/2025	10,465,355
City of New York GO Bonds Fiscal 2014 Series D Subseries D-3 (Aa2/WR/AA)
42,105,000	5.000	08/01/2038	42,623,982
City of New York GO Bonds Series 2012 B (Aa2/AA)
6,675,000	5.000	08/01/2023	6,683,928
County of Nassau GO General Improvement Bonds 2022 Series A (AA-/A1)
1,175,000	5.000	04/01/2024	1,204,016
1,080,000	5.000	04/01/2025	1,122,133
1,000,000	5.000	04/01/2026	1,049,491
County of Suffolk Public Improvement Serial Bonds 2022 Series C (NR/A+)
5,490,000	5.000	09/01/2025	5,718,435
County of Suffolk Refunding Serial Bonds 2017 Series A (AGM) (AA/BBB+)
7,035,000	4.000	02/01/2023	7,051,289
County of Suffolk Refunding Serial Bonds 2017 Series B (AGM) (AA/BBB+)
6,360,000	4.000	10/15/2023	6,399,242
Dormitory Authority of the State of New York School Districts RB Financing Program RB Series 2020A (Aa3/AA)
550,000	5.000	10/01/2022	550,000
Dormitory Authority of the State of New York School Districts RB Financing Program RB Series 2022C (Aa3/NR)
2,300,000	5.000	10/01/2024	2,380,795
1,385,000	5.000	10/01/2025	1,448,188
Dutchess County Local Development Corp. RB for Health QuestSystems Obligated Group Series 2016 B (Baa2/A-)
24,725,000	5.000	07/01/2046	22,978,082
Empire State Development Corp. State Personal Income Tax RB Series 2022A (NR/NR)(g)
21,000,000	5.000	09/15/2028	22,770,651
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (BBB+/NR)
125,000	5.000	12/01/2022	125,194
125,000	5.000	12/01/2023	126,255
175,000	5.000	12/01/2024	178,071
200,000	5.000	12/01/2025	204,935
275,000	5.000	12/01/2026	283,581
Long Island Power Authority Electic System General RB Series 2019B (A/A)(a)(b)
13,675,000	1.650	09/01/2024	13,069,855
Long Island Power Authority Electric System General RB Series 2014C (NR/NR)(b)(d) (1M USD LIBOR + 0.75%)
24,655,000	2.940	05/01/2033	24,655,000
Long Island Power Authority Electric System General RB Series 2022B (A2/A)(a)(b)
21,450,000	5.000	09/01/2027	22,837,264

Municipal Bonds – (continued)
New York – (continued)
Long Island Power Authority Electric System RB Series 2014C (NR/A)(d) (1M USD LIBOR + 0.75%)
9,345,000	2.940	05/01/2033	9,344,990
Long Island Power Authority RB Refunding Series 2015 C (A2/A)(b)(d) (1M USD LIBOR + 0.75%)
28,500,000	2.940	10/01/2023	28,499,969
Long Island Power Authority RB Refunding Series 2020 B (A2/A)(a)(b)
8,000,000	0.850	09/01/2025	7,131,148
Long Island Power Authority RB Refunding Series 2021 B (A2/A)(a)(b)
15,000,000	1.500	09/01/2026	13,373,733
Long Island Power Authority RB Series 2012 B (A2/A)(b)
10,000,000	5.000	10/31/2022	10,014,060
Long Island Power Authority RB Series 2021 (A2/A)
14,000,000	1.000	09/01/2025	12,427,983
Metropolitan Tranportation Authority Revenue Transportation RB Series 2012H (NR/NR)(b)
1,455,000	5.000	11/15/2022	1,458,281
2,235,000	5.000	11/15/2022	2,240,040
Metropolitan Tranportation Authority Transportation RB Series 2012H (A3/BBB+)(b)
115,000	5.000	11/15/2022	115,246
875,000	5.000	11/15/2022	876,872
Metropolitan Transportation Authority Dedicated Tax Fund Refunding Green Bonds Subseries 2017B-2 (AA/NR)
1,345,000	5.000	11/15/2026	1,432,588
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (MIG2/SP-2)
41,265,000	5.000	02/01/2023	41,493,200
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
4,250,000	4.000	11/15/2026	4,247,933
3,750,000	5.000	11/15/2027	3,882,849
Metropolitan Transportation Authority RB Refunding Series 2012 D (A3/BBB+)(b)
4,750,000	5.000	11/15/2022	4,758,509
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A3/NR/BBB+)(b)(d) (1M USD LIBOR + 0.55%)
26,460,000	2.656	11/01/2022	26,440,033
Metropolitan Transportation Authority RB Series 2011 B (A3/WR/BBB+)(b)(d) (1M USD LIBOR + 0.55%)
26,625,000	2.646	11/01/2022	26,604,909
Metropolitan Transportation Authority RB Subseries 2014 D-2 (A3/BBB+)(b)(d) (SIFMA Municipal Swap Index Yield + 0.45%)
15,000,000	2.900	11/15/2022	14,986,179
Metropolitan Transportation Authority Transportation RB Series 2012E (A3/BBB+)
1,895,000	4.000	11/15/2038	1,656,318
Metropolitan Transportation Authority Transportation RB Series 2013E (A3/BBB+)
4,895,000	5.000	11/15/2038	4,811,443
Metropolitan Transportation Authority Transportation RB Series 2014A-1 (A3/BBB+)
1,540,000	5.250	11/15/2039	1,550,873

The accompanying notes are an integral part of these financial statements.	199

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation RB Series 2015A-1 (A3/BBB+)
$490,000	5.000%	11/15/2025	$504,519
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015D-1 (BBB+/A3)
10,000,000	5.000	11/15/2033	9,983,714
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017B (A3/BBB+)
1,655,000	5.000	11/15/2025	1,707,806
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017C-1 (A3/BBB+)
2,765,000	5.000	11/15/2027	2,862,954
Metropolitan Transportation Authority Transportation Revenue Variable Rate Bonds for Transportation Revenue Variable Rate Refunding Bonds Subseries 2002G-1H (A3/WR/BBB+)(d) (SOFR + 0.60%)
16,750,000	2.637	11/01/2026	15,797,215
Metropolitan Transportational Authority Revenue Green Bonds Series 2019A (BBB+/A-)(a)(b)
56,070,000	5.000	11/15/2024	57,410,465
Monroe County Industrial Development Corp. RB Refunding for Rochester Regional Health Obligated Group Series 2020 A (NR/BBB+)
300,000	5.000	12/01/2022	300,735
250,000	5.000	12/01/2023	254,041
600,000	5.000	12/01/2024	610,531
750,000	5.000	12/01/2025	768,504
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)(a)
300,000	2.640	01/01/2032	300,000
New York City Housing Development Corp Multi-Family RB 2018 Series L-1 & 2018 Series L-2 (AA+/NR)(a)(b)
7,010,000	2.750	12/29/2023	6,926,585
New York City Housing Development Corp. RB Green Bond Series 2020 A-3 (Aa2/AA+)(a)(b)
10,500,000	1.125	11/01/2024	9,901,038
New York City Housing Development Corp. RB Series 2020 D-2 (FHA 542 (C)) (Aa2/AA+)(a)(b)
2,000,000	0.700	11/01/2024	1,862,743
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (Baa1/NR)(d) (MUNI-CPI + 0.87%)
2,505,000	9.133	03/01/2025	2,519,232
(MUNI-CPI + 0.88%)
2,610,000	9.143	03/01/2026	2,628,302
(MUNI-CPI + 0.89%)
2,725,000	9.153	03/01/2027	2,746,388
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (NATL) (Baa1/NR)(d) (MUNI-CPI + 0.86%)
2,405,000	9.123	03/01/2024	2,414,333
New York City Transitional Finance Authority Building Aid RB Fiscal 2016 Series S-1 (Aa3/AA)
15,000,000	5.000	07/15/2032	15,517,288

Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2014 Series D (Aa1/AAA)
26,940,000	5.000	02/01/2031	27,431,404
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2023 Series B (Aa1/AAA)
14,315,000	5.000	11/01/2024	14,814,148
5,150,000	5.000	11/01/2025	5,415,445
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2007 C-3 (AGM) (Aa1/AAA)(a)
200,000	2.640	11/01/2027	200,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (Aa1/AAA)
23,565,000	2.570	11/01/2023	23,147,803
25,580,000	2.640	11/01/2024	24,552,224
17,885,000	2.740	11/01/2025	16,864,002
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2019 Series C-4 (Aa1/AAA)(a)
12,385,000	2.280	11/01/2044	12,385,000
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2021 Subseries F-1 (AAA/Aa1)
9,425,000	5.000	11/01/2026	10,019,111
New York Convention Center Development Corp. RB for New York City Hotel Unit Fee Revenue Series 2016 B (Baa2/NR)
1,370,000	5.000	11/15/2022	1,372,399
540,000	5.000	11/15/2023	548,412
New York Convention Center Development Corp. RB Refunding for New York City Hotel Unit Fee Revenue Series 2015 (A2/NR)
860,000	5.000	11/15/2022	861,815
25,000	5.000	11/15/2024	25,747
270,000	5.000	11/15/2025	281,146
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2/NR)
2,250,000	5.000	11/15/2026	2,333,000
3,755,000	5.000	11/15/2030	3,870,798
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2/NR)
705,000	5.000	11/15/2040	713,323
New York State Dormitory Authority Personal Income Tax General Purpose RB Series 2022A (NR/NR)
3,535,000	5.000	03/15/2027	3,782,105
New York State Dormitory Authority Personal Income Tax RB Series 2022A (NR/AA+)
3,700,000	5.000	03/15/2027	3,941,208
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (Aa2/AA+)
37,425,000	5.000	03/15/2023	37,750,987
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
925,000	5.000	07/01/2024	938,365
970,000	5.000	07/01/2025	990,363
1,025,000	5.000	07/01/2026	1,051,031

200	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2015 E (Aa2/AA+)
$30,000,000	3.250%	03/15/2035	$26,373,525
New York State Dormitory Authority Sales Tax RB Refunding Series 2018 E Group 1 (Aa2/AA+)
31,875,000	5.000	03/15/2023	32,152,644
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (Aa2/AA+)
730,000	4.900	03/15/2023	732,058
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2012 A (Aa2/AA+)(b)
5,125,000	5.000	12/15/2022	5,142,079
New York State Energy Research & Development Authority Pollution Control RB 2004 Series C (A-/A-) (PUTABLE)(a)(b)(c)
17,000,000	2.625	07/03/2023	16,833,918
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (Baa1/A-)(a)
27,750,000	4.450	07/01/2034	27,750,000
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
3,710,000	1.100	05/01/2027	3,227,420
New York State Housing Finance Agency Affordable Housing 2022 Series D-2 (NR/Aa2)(a)(b)
22,000,000	3.100	11/01/2027	20,888,602
New York State Housing Finance Agency RB Series 2021 D-2 (SONYMA) (Aa2/NR)(a)(b)
8,500,000	0.650	11/01/2025	7,584,593
New York State Housing Finance Agency RB Series 2021 E-2 (SONYMA) (Aa2/NR)(a)(b)
5,000,000	0.650	11/01/2025	4,435,012
New York State Thruway Authority Personal Income Tax RB Series 2021A-1 (AA+/NR)
9,285,000	5.000	03/15/2025	9,669,895
New York State Thruway Authority Personal Income Tax RB Series 2021A-1 (NR/AA+)
40,000,000	5.000	03/15/2028	43,096,252
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (Aa2/AA+)
28,250,000	2.860	03/15/2024	27,675,135
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (Aa2/AA+)
20,015,000	2.980	03/15/2025	19,320,576
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2022 (NR/NR)
9,360,000	5.000	12/01/2026	9,544,616
12,000,000	5.000	12/01/2027	12,258,053
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
5,300,000	5.000	01/01/2023	5,309,566
13,975,000	5.000	01/01/2024	14,048,218
8,000,000	5.000	01/01/2025	8,056,088

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR) – (continued)
3,425,000	5.000	01/01/2026	3,447,618
3,000,000	5.000	01/01/2028	2,999,395
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
250,000	5.000	12/01/2022	250,392
1,850,000	5.000	12/01/2024	1,878,265
2,315,000	5.000	12/01/2025	2,346,788
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
1,000,000	5.000	12/01/2024	1,025,032
830,000	5.000	12/01/2025	853,945
1,000,000	5.000	12/01/2026	1,028,896
1,100,000	5.000	12/01/2027	1,136,942
1,000,000	5.000	12/01/2028	1,038,173
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (NR/NR)
14,275,000	5.250	01/01/2050	13,838,686
New York Transportational Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (AMT) (NR/NR)
6,150,000	5.000	07/01/2041	5,865,455
New Yorl City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2015 Series B Tax Exempt Bonds (AAA/Aa1)
6,655,000	5.000	08/01/2039	6,800,006
North Syracuse Central School District Onondaga County Bond Anticipation Notes Series 2022 (ST AID WITHHLDG) (NR/NR)
35,000,000	3.750	08/04/2023	35,085,992
Onondaga County IDA Multifamily Housing RB for Baldwinsville Senior Housing Preservation Project Series 2022 (NR/NR)(a)(b)
7,087,000	4.000	12/01/2023	7,086,785
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
1,020,000	5.000	07/01/2025	1,040,617
1,080,000	5.000	07/01/2026	1,105,927
1,090,000	5.000	07/01/2027	1,118,047
Port Authority of New York & New Jersey Consolidated Bonds 177th Series (A+/A+)
2,715,000	4.000	07/15/2031	2,685,807
Port Authority of New York & New Jersey Consolidated Bonds Series 186 (A+/A+)
8,345,000	5.000	10/15/2033	8,454,603
Port Authority of New York Consolidated Bonds 185th Series (AMT) (Aa3/AA-)
2,495,000	5.000	09/01/2028	2,534,655
Port Authority of New York Consolidated Bonds 194th Series (Aa3/AA-)
2,500,000	5.000	10/15/2029	2,619,804

The accompanying notes are an integral part of these financial statements.	201

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Port Authorty of New York Consolidated Bonds 227th Series (Aa3/A+)
$17,380,000	3.000%	10/01/2028	$16,011,735
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A-/A3)(a)(b)
4,080,000	5.000	05/01/2026	4,218,914
State of New York Dormitory Authority Wagner College RB Series 2022 (NR/NR)
675,000	5.000	07/01/2026	688,864
705,000	5.000	07/01/2027	721,625
740,000	5.000	07/01/2028	759,518
Suffolk Tobacco Asset Securitization Settlement Asset Backed Bonds Series 2021B-1 (A/NR)
420,000	0.450	06/01/2031	416,248
Town of Oyster Bay Public Improvement Refunding Serial Bonds 2020 (BAM) (AA/NR)
750,000	4.000	11/01/2025	763,929
800,000	4.000	11/01/2026	817,739
675,000	4.000	11/01/2027	692,991
Triborough Bridge & Tunnel Authority General RB Series 2012A (AA-/AA-)
5,000,000	4.000	11/15/2036	4,744,506
Triborough Bridge & Tunnel Authority General RB Series 2014A (AA-/AA-)
10,000,000	5.000	11/15/2039	10,175,712
Triborough Bridge & Tunnel Authority General Revenue Variable Rate Refunding Bonds Subseries 2005B-4A (AA-/AA-)(b)(d) (SOFR + 0.38%)
6,430,000	2.417	02/01/2024	6,378,049
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Series 2021B (AA+/AA+)(a)(b)
47,000,000	5.000	05/15/2026	49,121,002
Triborough Bridge and Tunnel Authority Payroll Mobility Tax Senior Lien Refunding Bonds Series 2022B (AA+/NR)
1,220,000	5.000	05/15/2023	1,233,923
1,280,000	5.000	05/15/2024	1,313,805
1,350,000	5.000	05/15/2025	1,407,771
14,425,000	4.000	05/15/2026	14,768,677
Triborough Bridge and Tunnel Payroll Mobility Tax Bond Anticipation Notes Series 2022A (NR/NR)
45,000,000	5.000	08/15/2024	46,508,837
Triborough Bridge and Tunnel Payroll Mobility Tax Senior Lien Refunding Bonds Series 2022B (NR/AA+)
20,000,000	5.000	05/15/2027	21,381,888
Westchester County Local Development Corp. Revenue Refunding Bonds for Kendal on Hudson Project Series 2013 (NR/NR)
1,350,000	5.000	01/01/2028	1,350,561
2,235,000	5.000	01/01/2034	2,235,929
Westchester County Local Development Corp. Revenue Refunding Bonds for Kendal on Hudson Project Series 2022B (NR/NR)(g)
275,000	5.000	01/01/2027	281,270

			1,337,784,871

Municipal Bonds – (continued)
North Carolina – 0.7%
Charlotte-Mecklenburg Hospital Authority RB Series 2018E (AA-/NR)(a)(b)
6,500,000	0.800	10/31/2025	5,945,271
Charlotte-Mecklenburg Hospital Authority Variable Rate Health Care RB for Atrium Health Series 2021B (Aa3/AA-) (PUTABLE)(a)(b)(c)
24,390,000	5.000	12/02/2024	25,077,854
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
425,000	2.000	10/01/2024	409,117
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
450,000	2.000	10/01/2024	433,183
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(c)
2,150,000	2.100	10/01/2024	2,077,722
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (NR/BBB) (PUTABLE)(a)(b)(c)
4,550,000	1.375	06/16/2025	4,233,847
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AA/Baa2)
750,000	5.000	07/01/2027	776,766
1,000,000	5.000	07/01/2028	1,041,792
North Carolina Capital Facilities Finance Agency RB Refunding for Campbell University, Inc. Series 2021 A (Baa2/NR)
760,000	5.000	10/01/2026	785,202
North Carolina Capital Facilities Finance Agency RB Refunding for High Point University Series 2021 (NR/A-)
240,000	5.000	05/01/2025	248,268
275,000	5.000	05/01/2026	287,201
North Carolina Turnpike Authority RB Series 2020 (NR/BBB)
16,355,000	5.000	02/01/2024	16,670,357

			57,986,580

North Dakota – 0.4%
Cass County Joint Water Resource District GO Bonds Series 2021 A (Aa3/NR)
18,895,000	0.480	05/01/2024	17,640,914
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (Baa2/NR)
125,000	5.000	12/01/2024	127,634
165,000	5.000	12/01/2025	169,810
225,000	5.000	12/01/2026	233,064
1,125,000	5.000	12/01/2027	1,169,117
City of Horace Temporary Refunding Improvement Bonds Series 2022A (Baa2/NR)
5,725,000	3.250	08/01/2024	5,637,032
City of Williston Airport RB Series 2018 (A+/NR)
1,815,000	5.000	11/01/2022	1,817,427
1,655,000	5.000	11/01/2023	1,683,798
2,000,000	4.000	11/01/2024	2,016,485

			30,495,281

202	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – 2.1%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (WR/NR)
$125,000	5.000%	11/15/2025	$128,636
175,000	5.000	11/15/2026	181,417
American Municipal Power Prairie State Energy Campus Project RB Refunding Series 2019B (A/A1)
6,965,000	5.000	02/15/2025	7,231,444
Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1 (A1/A+)(a)(b)
20,000,000	5.000	08/03/2027	21,268,480
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-1 Class 1 (NR/A)
6,345,000	1.650	06/01/2023	6,236,926
5,935,000	1.709	06/01/2024	5,653,538
7,500,000	1.809	06/01/2025	6,903,122
City of Columbus Various Purpose Unlimited Tax Bonds Series 2018 A (Aaa/AAA)
5,000,000	5.000	04/01/2023	5,047,986
Cleveland GO Bonds Series 2020 A (A1/AA+)
125,000	2.000	12/01/2022	124,679
County of Cuyahoga Hospital RB Series 2017 (Baa3/BBB-)
2,200,000	5.000	02/15/2037	2,202,400
County of Cuyahoga OH RB Series 2017 (BBB-/Baa3)
3,000,000	5.000	02/15/2024	3,054,251
County of Montgomery Ohio Hospital Facilities RB Refunding for Miami Valley Hospital Series 2019 A (Baa1/NR)
1,950,000	5.000	11/15/2024	1,995,500
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
1,750,000	5.000	02/15/2023	1,759,289
1,500,000	5.000	02/15/2025	1,537,781
Lancaster Port Authority Gas Supply Revenue Refunding Bonds Series 2019 (NR/NR)(a)(b)
12,140,000	5.000	02/01/2025	12,387,848
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
6,500,000	4.000	06/01/2027	6,372,433
3,750,000	4.250	06/01/2027	3,684,510
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR) (PUTABLE)(a)(b)(c)
15,250,000	4.250	06/01/2027	14,815,887
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Ba1/NR)
1,075,000	2.875	02/01/2026	1,010,500
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Ba1/NR)
2,695,000	2.875	02/01/2026	2,533,299
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2005 A (AMT) (NR/BBB+) (PUTABLE)(a)(b)(c)
3,750,000	2.100	10/01/2024	3,572,410

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014D (BBB+/NR) (PUTABLE)(a)(b)(c)
5,000,000	1.900	10/01/2024	4,748,946
Ohio Higher Educational Facility Commission RB for University of Dayton RMKT 08/04/06 Series 2003 B (FGIC) (A2/A+)(d) (MUNI-CPI + 1.10%)
155,000	6.490	12/01/2022	155,108
(MUNI-CPI + 1.12%)
165,000	6.510	12/01/2023	165,570
Ohio Higher Educational Facility Commission RB for University of Dayton Series 2006 A (AMBAC) (A2/A+)(d) (MUNI-CPI + 1.10%)
710,000	6.490	12/01/2022	710,496
(MUNI-CPI + 1.12%)
480,000	6.510	12/01/2023	481,656
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A3/NR)
425,000	5.000	05/01/2023	428,965
985,000	5.000	05/01/2024	1,005,867
650,000	5.000	05/01/2026	676,626
Ohio State GO Refunding Bonds for Higher Education Series 2014 B (Aa1/AA+)
7,485,000	5.000	08/01/2023	7,602,365
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2020 B (A2/A)(a)(b)
5,335,000	5.000	01/15/2025	5,489,637
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (Baa1/NR)
140,000	5.000	11/15/2024	142,896
280,000	5.000	11/15/2025	288,145
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (NR/A-/A-2)(a)
8,250,000	3.250	11/01/2022	8,247,494
State of Ohio Common Schools GO Bonds Series 2017A (AA+/Aa1)
6,245,000	5.000	03/15/2037	6,357,514
State of Ohio Higher Educational Facility Revenue Refunding Bonds Series 2021B (AA-/NR)(b)(d) (SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000	2.680	12/01/2026	4,310,198
State of Ohio Hospital RB Series 2018D (A/NR)(a)(b)
11,775,000	5.000	09/15/2023	11,962,231
State of Ohio Major New Infrastructure Project RB Series 2019-1 (AA/NR)
1,000,000	5.000	12/15/2022	1,003,752
State of Ohio Turnpike Junior Lien Revenue Refunding Bonds 2022 Series A (Aa3/A+)(g)
2,500,000	5.000	02/15/2024	2,556,021
3,000,000	5.000	02/15/2025	3,105,187
2,250,000	5.000	02/15/2026	2,357,463
2,255,000	5.000	02/15/2027	2,392,134

			171,890,607

Oklahoma – 1.0%
City of Tulsa GO Bonds Series 2021 (AA/NR)
9,300,000	1.000	11/01/2026	8,065,938

The accompanying notes are an integral part of these financial statements.	203

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Independent School District Combined Purpose GO Bonds Series 2020B (AA/NR)
$7,300,000	2.000%	08/01/2024	$7,057,453
Independent School District Combined Purpose GO Bonds Series 2021B (AA/NR)
13,125,000	1.000	09/01/2025	11,864,190
Independent School District GO Combined Purposed Bonds Series 2020 (AA+/NR)
7,700,000	2.000	03/01/2023	7,641,720
Independent School District GO Combined Purposed Bonds Series 2021 (AA+/NR)
8,840,000	1.250	06/01/2026	7,884,576
Oklahoma County Independent School District Combined Purpose GO Bonds Series 2020A (AA/NR)
16,520,000	1.250	07/01/2024	15,716,333
Oklahoma Development Finance Authority Health System RB Series 2018B (BB+/NR)
500,000	5.000	08/15/2023	494,121
500,000	5.000	08/15/2024	487,186
Oklahoma Development Finance Authority Limited Obligation RB Series 2020 (NR/NR)
17,390,000	1.625	07/06/2023	16,933,210

			76,144,727

Oregon – 0.5%
City of Portland Second Lien Sewer System RB 2020 Series A (Aa2/AA)
5,185,000	5.000	03/01/2025	5,402,796
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB-)
385,000	5.000	03/01/2023	386,394
200,000	5.000	03/01/2024	201,885
200,000	5.000	03/01/2025	202,432
Multnomah County Hospital Facilities Authority Refunding RB for Adventist Health System Series 2019 (A/NR)(a)(b)
8,845,000	5.000	03/01/2025	8,841,957
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series A (BBB+/NR)
400,000	5.000	10/01/2024	409,231
125,000	5.000	10/01/2026	129,798
Port of Portland International Airport RB Series 28 (AMT) (NR/AA-)
2,000,000	5.000	07/01/2024	2,043,086
State of Oregon Business Development Commission Recovery Zone Facility Bonds Series 232 (A+/NR) (PUTABLE)(a)(b)(c)
13,050,000	2.400	08/14/2023	12,917,023
State of Oregon GO Bonds 2021 Series H (AA+/AA+)
1,330,000	1.000	08/01/2026	1,178,913
Washington & Multnomah Counties School District NO 48j Beaverton
1,000,000	5.000	06/15/2024	1,030,186
1,555,000	5.000	06/15/2025	1,627,593
1,285,000	5.000	06/15/2026	1,365,177

			35,736,471

Municipal Bonds – (continued)
Pennsylvania – 3.2%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (NR/AA)
1,950,000	5.000	10/01/2022	1,950,000
Allegheny County Higher Education Building Authority for Carnegie Mellon University for RB Series 2022A (NR/AA)(b)(d) (SOFR + 0.29%)
5,330,000	2.425	08/01/2027	5,111,741
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
2,250,000	5.000	04/01/2023	2,267,527
4,000,000	5.000	04/01/2024	4,087,056
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A2/A)
1,510,000	5.000	07/15/2023	1,528,181
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (NR/Baa3)
500,000	5.000	05/01/2025	509,452
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
545,000	5.000	10/01/2022	545,000
760,000	5.000	10/01/2023	768,643
City of Philadelphia Airport Revenue Refunding Bonds Series 2017B (AMT) (A-/A2)
9,290,000	5.000	07/01/2025	9,545,634
City of Philadelphia Airport Revenue Refunding Bonds Series 2021 (AMT) (A2/NR)
5,750,000	5.000	07/01/2026	5,932,164
7,100,000	5.000	07/01/2027	7,353,388
City of Philadelphia Gas Works Revenue Refunding Bonds 13th Series (A/A3)
2,000,000	5.000	08/01/2030	2,055,474
City of Philadelphia GO Refunding Bonds Series 2015A (A/A2)
1,905,000	5.000	08/01/2025	1,981,625
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A1/A)
2,270,000	5.000	06/01/2023	2,288,857
Commonwealth Financing Authorty RB Series 2015 (AGM) (A1/AA)
3,000,000	5.000	06/01/2025	3,120,292
Commonwealth of Pennsylvania GO Bonds First Series 2013 (A+/AA-)
13,100,000	4.000	04/01/2032	13,112,213
County of Lehigh Purpose Authority RB Refunding for Lehigh Valley Health Network Obligated Group Series 2019 A (A2/A+)
925,000	5.000	07/01/2023	934,690
1,735,000	5.000	07/01/2024	1,775,324
County of Westmoreland GO Bonds Tax Exempt 2013 Series A (NR/NR)
55,000	5.000	12/01/2024	55,633
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (NR/A-)
2,195,000	2.345	11/01/2026	1,976,185

204	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Delaware County Authority RB Refunding for Neumann University Series 2020 (NR/BBB)
$195,000	4.000%	10/01/2022	$195,000
235,000	5.000	10/01/2023	235,937
Delaware Valley Regional Finance Authority Local Government RB 2022 Series B (A1/A+)(b)(d) (SIFMA Municipal Swap Index Yield + 0.40%)
17,860,000	2.850	03/01/2026	17,535,946
Delaware Valley Regional Finance Authority Local Government RB 2022 Series C (NR/A+)(b)(d) (SOFR + 0.49%)
13,580,000	2.534	03/01/2027	12,806,141
Erie City Water Authority Water RB Series 2016 (A2/NR)(b)
2,375,000	5.000	12/01/2026	2,530,266
Geisinger Authority Health System RB Refunding for Geisinger Health System Series 2020 B (A1/AA-)(a)(b)
17,900,000	5.000	02/15/2027	18,783,263
General Authority of Southcentral Pennsylvania RB Series 2019B (NR/AA-)(b)(d) (SIFMA Municipal Swap Index Yield + 0.60%)
15,000,000	3.050	06/01/2024	14,939,092
Hospitals & Higher Education Facilities Authority of Philadelphia Hospital RB Series 2017 (BBB/BBB)
1,750,000	5.000	07/01/2023	1,762,189
Lancaster School District GO Bonds Series 2016 (NR/AA)
1,285,000	5.000	06/01/2030	1,335,861
Lehigh County General Purpose Authority RB Refunding for The Good Shepherd Obligated Group Series 2021 A (NR/A-)
735,000	4.000	11/01/2024	735,454
525,000	4.000	11/01/2025	524,310
570,000	4.000	11/01/2026	568,455
Lehigh County IDA Pollution Control Revenue Refunding Bonds for PPL Electric Utilities Corp. Project Series 2016B (NON-AMT) (NR/A+)
19,615,000	2.625	02/15/2027	18,325,947
Monroeville Finance Authority UPMC RB Series 2022B (A/A2)
400,000	5.000	02/15/2024	408,144
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A2/A)
550,000	5.000	09/01/2023	556,925
650,000	5.000	09/01/2024	665,008
Municipal Authority of Westmoreland County Municipal Servce RB Series 2013 (A+/NR)(b)
1,990,000	5.000	08/15/2023	2,021,816
Pennsylvania Economic Development Financing Authority Pollution Control Revenue Refunding Bonds Series 2008 (NON-AMT) (A/NR)
25,180,000	0.400	10/01/2023	24,105,748
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
1,600,000	4.000	07/01/2030	1,516,936
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2009 (A-/A-2/NR) (PUTABLE)(a)(b)(c)
14,680,000	0.950	12/01/2026	12,617,249

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2019A (A-/A-2/NR)(a)(b)
6,500,000	1.750	08/01/2024	6,246,029
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
7,440,000	1.100	11/02/2026	6,555,537
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB Series 2015 (BBB/NR)
1,800,000	5.000	12/31/2024	1,821,147
Pennsylvania Economic Development Financing Authority UPMC RB Series 2013A (A/A)
2,040,000	5.000	07/01/2038	2,036,188
Pennsylvania Economic Financing Development Authority Sewage Sludge Disposal Revenue Refunding Bonds Series 2020 (NR/BBB+)
370,000	3.000	01/01/2023	369,582
430,000	3.000	01/01/2024	426,614
505,000	3.000	01/01/2025	492,562
615,000	4.000	01/01/2026	610,947
Pennsylvania Higher Educational Facilities Authority Drexel University RB Series 2020A (AGM) (AA/NR)
300,000	5.000	05/01/2024	307,189
350,000	5.000	05/01/2025	362,320
Pennsylvania Turnpike Commission Oil Franchise Tax Senior Revenue Refunding Bonds Series 2016A (NR/AA)
1,000,000	5.000	12/01/2022	1,003,013
Pennsylvania Turnpike Commission RB Series 2018 B (A1/NR)(d) (SIFMA Municipal Swap Index Yield + 0.70%)
11,750,000	3.150	12/01/2023	11,756,764
Pennsylvania Turnpike Commission Revenue Refunding Bonds Motor License Fund Enhanced Turnpike Subordinate Special Revenue Refunding Bonds 1st Series 2016 (NR/A1)
1,875,000	5.000	12/01/2026	1,990,835
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Refunding Bonds Series 2020 (NR/A-)
895,000	2.013	12/01/2024	841,346
Philadelphia Authority for Industrial Development University Refunding RB Series 2020C (A-/NR)
250,000	4.000	11/01/2022	250,163
535,000	4.000	11/01/2024	537,449
Philadelphia School District GO Bonds Series 2015A (ST AID WITHHLDG) (NR/A+)
2,415,000	5.000	09/01/2027	2,520,247
Philadelphia School District GO Bonds Series 2019A (ST AID WITHHLDG) (NR/A+)
845,000	5.000	09/01/2023	856,927
Pittsburgh Water & Sewer Authority System First Lien RB Series 2019A (A/NR)
270,000	5.000	09/01/2023	274,126
Pittsburgh Water & Sewer Authority System First Lien RB Series 2019A (AGM) (AA/NR)
275,000	5.000	09/01/2024	283,501
Pittsburgh Water & Sewer Authority System First Lien Revenue Refunding Bonds Series 2017C (AGM) (AA/NR)(b)(d) (SIFMA Municipal Swap Index Yield + 0.65%)
11,605,000	3.100	12/01/2023	11,608,051

The accompanying notes are an integral part of these financial statements.	205

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Sports And Exhibition Authority of Pittsburgh & Allegheny County Parking System RB Series 2017 (A/NR)
$280,000	5.000%	12/15/2022	$280,911
Susquehanna Area Regional Airport Authority Airport System RB (NR/Baa3)
3,050,000	5.000	01/01/2027	3,051,415
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (NR/BB-)
1,400,000	5.000	02/01/2023	1,385,698
450,000	5.000	02/01/2024	437,339
Westmoreland County IDA Health System Tax Exempt RB Series 2020A (NR/NR)
350,000	4.000	07/01/2023	349,797
450,000	4.000	07/01/2024	449,019
575,000	4.000	07/01/2025	572,034
625,000	4.000	07/01/2026	617,811
York Suburban School District GO Bonds Series 2019A (BAM ST AID WITHHLDG) (AA/NR)
2,070,000	4.000	02/15/2024	2,090,602

			259,453,929

Puerto Rico – 1.5%
Puerto Rico Commonwealth GO Bonds (NR/NR)*(a)(h)(i)
3,154,733	0.000	11/01/2043	1,577,366
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
253,518	5.250	07/01/2023	254,653
151,061	0.000(f)	07/01/2024	138,845
505,630	5.375	07/01/2025	510,519
501,051	5.625	07/01/2027	511,456
492,922	5.625	07/01/2029	504,157
478,771	5.750	07/01/2031	488,108
584,255	0.000(f)	07/01/2033	322,038
454,000	4.000	07/01/2033	399,248
408,086	4.000	07/01/2035	348,846
350,245	4.000	07/01/2037	287,404
476,200	4.000	07/01/2041	371,655
495,242	4.000	07/01/2046	370,689
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(d) (3M USD LIBOR + 0.52%)
55,400,000	2.046	07/01/2029	51,766,558
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
25,000	5.250	07/01/2032	24,691
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
16,644,000	0.000	07/01/2024	15,377,721
34,314,000	0.000	07/01/2027	27,352,036
15,126,000	0.000	07/01/2029	10,875,795
484,000	0.000	07/01/2031	307,765
732,000	0.000	07/01/2033	411,386
4,705,000	0.000	07/01/2046	1,060,711
3,833,000	0.000	07/01/2051	623,975

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329	07/01/2040	1,608,347
56,000	4.536	07/01/2053	46,108
747,000	4.784	07/01/2058	628,293
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
362,000	4.500	07/01/2034	338,402
183,000	4.550	07/01/2040	162,609
1,345,000	4.750	07/01/2053	1,148,713
3,400,000	5.000	07/01/2058	3,001,528

			120,819,622

Rhode Island – 0.0%
City of Providence GO Refunding Bonds 2021 Series A (BBB+/NR)
425,000	5.000	01/15/2023	426,737
400,000	5.000	01/15/2024	406,659
440,000	5.000	01/15/2025	453,630
450,000	5.000	01/15/2026	468,476

			1,755,502

South Carolina – 0.6%
Charleston County School District GO Bonds Series 2018 (SCSDE) (Aa1/NR)
4,015,000	5.000	03/01/2023	4,047,515
Patriots Energy Group Financing Agency Gas Supply RB Series 2018A (NR/NR)(a)(b)
1,500,000	4.000	02/01/2024	1,503,209
Piedmont Municipal Power Agency Electric RB Series 2015A (A-/A3)
3,000,000	5.000	01/01/2026	3,083,778
South Carolina Public Service Authority RB Series 2016 D (A2/A)
6,756,000	2.388	12/01/2023	6,609,804
South Carolina Public Service Authority Revenue Obligations Tax Exempt Refunding Series 2021A (A/A-)
625,000	5.000	12/01/2026	652,751
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A2/A)
1,050,000	3.056	12/01/2023	1,035,113
South Carolina State Ports Authority RB Series 2015 (AMT) (A1/A+)(b)
20,000,000	5.250	07/01/2025	21,003,000
South Carolina Transportation Insfrastructure Bank Revenue Refunding Bonds Series 2021B (Aa3/NR)
5,000,000	5.000	10/01/2025	5,236,825
Spartanburg Regional Health Services District Hospital RB Series 2020A (AGM) (AA/NR)
835,000	5.000	04/15/2024	854,362
925,000	5.000	04/15/2025	958,415
1,010,000	5.000	04/15/2026	1,055,010
700,000	5.000	04/15/2027	738,870

206	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
Spartanburg Regional Health Services District Hospital Revenue Refunding Bonds Series 2022 (A3/A)
$1,200,000	5.000%	04/15/2023	$1,210,212

			47,988,864

South Dakota – 0.1%
South Dakota Health & Educational Facitlites Authority RB Series 2019A (AA-/NR)(a)(b)
7,725,000	5.000	07/01/2024	7,894,256

Tennessee – 0.7%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (Baa1/A-)
1,000,000	5.000	08/01/2025	1,023,437
City of Memphis GO Bonds Series 2018 (Aa2/AA)
8,405,000	5.000	06/01/2028	8,901,639
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2013 A (Aa2/AA)
9,625,000	5.000	01/01/2023	9,670,408
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2015 C (Aa2/AA)
5,500,000	5.000	07/01/2023	5,575,826
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2018 (Aa2/AA)
17,965,000	5.000	07/01/2023	18,212,674
Montgomery County GO Bonds Series 2022A (AA/Aa2)
4,850,000	5.000	04/01/2027	5,202,481
Town of Greeneville Health and Educational Facilities Board Hospital RB for Ballad Health Series 2018A (A3/A-)
1,555,000	5.000	07/01/2025	1,565,150
Williamson County GO Public Improvement and School Bonds Series 2018 (NR/Aaa)
3,475,000	5.000	04/01/2025	3,630,887

			53,782,502

Texas – 8.3%
Alief Independent School District UT School Rebuilding and Refunding Bonds Series 2019 (PSF-GTD) (Aa2/NR)
2,595,000	5.000	02/15/2025	2,691,874
1,300,000	5.000	02/15/2026	1,367,221
Alvin Independent School District GO Bonds RMKT 08/17/20 Series 2014 B (PSF-GTD) (Aaa/NR)(a)(b)
4,250,000	0.450	08/15/2023	4,152,582
Arlington Higher Education Finance Corp. RB for Riverwalk Education Foundation, Inc. Series 2019 (PSF-GTD) (NR/AAA)
325,000	5.000	08/15/2023	329,904
325,000	5.000	08/15/2024	334,706
475,000	5.000	08/15/2025	495,801
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (NR/B)
750,000	5.000	01/01/2023	748,951
Baytown Municipal Development District RB for Baytown Convention Center Hotel Series 2021 C (NR/AA-)
1,515,000	5.000	10/01/2039	1,584,765

Municipal Bonds – (continued)
Texas – (continued)
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (Aa1/NR)
175,000	3.750	02/01/2035	163,003
Brazosport Independent School District UT School Building Bonds Series 2019 (PSF-GTD) (Aa2/NR)
1,775,000	5.000	02/15/2026	1,872,569
Burleson Independent School District UT Refunding Bonds Series 2022 (NR/Aa3)
1,880,000	5.000	02/01/2024	1,922,632
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A3/A-)
250,000	5.000	01/01/2025	255,777
240,000	5.000	01/01/2026	247,746
Central Texas Regional Mobility Authority RB Series 2021 C (Baa1/BBB+)
19,005,000	5.000	01/01/2027	19,550,377
City of Austin RB for Airport System Series 2019 B (AMT) (A1/A)
1,000,000	5.000	11/15/2023	1,014,703
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (NR/AA)
280,000	4.000	09/01/2023	280,226
305,000	4.000	09/01/2025	307,981
320,000	4.000	09/01/2026	323,142
335,000	4.000	09/01/2027	337,596
350,000	4.000	09/01/2028	350,897
City of Dallas Housing Finance Corp. Multifamily Housing RB for Highpoint at Wynnewood Series 2022 (NR/NR)(a)(b)
2,900,000	3.500	02/01/2026	2,811,871
City of Dallas Waterworks and Sewer System Revenue Refunding Bonds Series 2015A (AAA/Aa2)
1,750,000	5.000	10/01/2026	1,837,473
City of Denton Independent School District Variable Rate UT Bonds Series 2014-B (NR/AAA)(a)(b)
4,320,000	2.000	08/01/2024	4,186,964
City of Denton Independent School District Variable Rate UT Building Bonds Series 2014-B (CASH) (NR/NR) (PUTABLE)(a)(b)(c)
680,000	2.000	08/01/2024	666,335
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
135,000	4.000	08/15/2023	135,074
140,000	4.000	08/15/2024	140,158
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(f)
70,000	0.000	09/01/2023	67,126
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
405,000	4.000	09/01/2023	406,442
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
75,000	5.000	08/15/2023	75,595

The accompanying notes are an integral part of these financial statements.	207

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
$310,000	3.000%	09/15/2024	$306,344
320,000	3.000	09/15/2025	313,518
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
285,000	4.000	09/15/2025	287,892
295,000	4.000	09/15/2026	297,366
305,000	4.000	09/15/2027	308,059
320,000	4.000	09/15/2028	322,970
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(e)
109,000	2.500	09/01/2026	97,484
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015A (A+/AA-)(a)(b)
27,875,000	1.750	12/01/2024	26,757,472
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015C (A+/AA-)(a)(b)
36,630,000	1.750	12/01/2024	35,124,778
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2018 (A+/AA-)(a)(b)
5,200,000	2.750	12/01/2022	5,197,094
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2020 (A+/AA-)(a)(b)
10,750,000	1.750	12/01/2025	10,119,180
City of San Antonio Electric and Gas Systems Fixed and Variable Rate Junior Lien Revenue Refunding Bonds Series 2022 (Aa3/A+)(a)(b)
12,000,000	2.000	12/01/2027	10,908,631
City of San Antonio Water System Variable Rate Junior Lien RB Series 2013F (AA/NR)(a)(b)
20,000,000	1.000	11/01/2026	17,693,270
City of San Antonio Water System Variable Rate Junior Lien RB Series 2014B (AA/AA)(a)(b)
5,750,000	2.000	11/01/2022	5,745,213
City of San Antonio Water System Variable Rate Junior Lien RB Series 2019A (AA/AA)(a)(b)
15,000,000	2.625	05/01/2024	14,870,066
Clear Creek Independent School District GO Bonds RMKT 08/14/20 Series 2013 B (PSF-GTD) (NR/AAA)(a)(b)
15,000,000	0.500	08/15/2023	14,523,996
Cypress Fairbanks Independent School District UT School Building and Refunding Bonds Series 2016 (PSF-GTD) (Aa1/AAA)
3,570,000	5.000	02/15/2029	3,754,600
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds Series 2016A (Aa2/AA+)(b)
8,325,000	5.000	12/01/2025	8,751,839
Eanes Independent School District UT School Building Bonds Series 2019A (PSF-GTD) (NR/AAA)
2,470,000	5.000	08/01/2026	2,630,766
Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-)
425,000	5.000	09/15/2023	428,629
450,000	5.000	09/15/2024	456,362

Municipal Bonds – (continued)
Texas – (continued)
Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-) – (continued)
450,000	5.000	09/15/2025	458,587
620,000	5.000	09/15/2026	635,128
Fort Bend Independent School District GO Bonds Series 2020 B (PSF-GTD) (NR/AAA)(a)(b)
6,105,000	0.875	08/01/2025	5,471,144
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)(a)(b)
4,000,000	0.600	08/17/2026	3,563,569
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
300,000	4.000	09/01/2024	303,865
Hale Center Education Facilities Corp. Revenue Improvement and Revenue Refunding Bonds Series 2022 (NR/BBB+)
500,000	5.000	03/01/2023	502,217
450,000	5.000	03/01/2024	456,105
475,000	5.000	03/01/2025	482,585
675,000	5.000	03/01/2026	687,217
990,000	5.000	03/01/2027	1,008,492
Harris County Cultural Education Facilities Finance Corp. Hospital RB for Memorial Hermann Health System Series 2019A (A1/A+)
4,700,000	5.000	12/01/2024	4,846,214
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A1/A+)(a)(b)
8,000,000	5.000	12/01/2024	8,220,330
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2020 (NR/A)
700,000	1.447	11/15/2022	698,193
500,000	1.841	11/15/2024	471,474
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A1/A+)
2,000,000	5.000	12/01/2022	2,005,481
2,500,000	5.000	12/01/2023	2,546,119
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A1/A+)(a)(b)
8,700,000	5.000	12/01/2026	9,076,095
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A1/A+)(d) (SIFMA Municipal Swap Index Yield + 1.05%)
5,685,000	3.500	06/01/2024	5,719,763
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (Aa2/AA)(a)(b)
28,835,000	5.000	10/01/2024	29,606,362
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Obligated Group Series 2019 B (A1/AA-)(a)(b)
8,940,000	0.900	05/15/2025	8,103,781

208	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Toll Road First Lien Revenue Refunding Bonds Series 2022A (NR/Aa2)
$3,000,000	5.000%	08/15/2025	$3,149,789
4,500,000	5.000	08/15/2026	4,790,544
3,000,000	5.000	08/15/2027	3,232,492
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(d) (3M USD LIBOR + 0.67%)
45,255,000	2.616	08/15/2035	40,870,451
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
95,000	3.000	09/01/2023	94,472
Houston Independent School District Variable Rate LT Schoolhouse Bonds Series 2014A-2 (PSF-GTD) (Aaa/AAA)(a)(b)
10,000,000	3.500	06/01/2025	9,945,036
Hunt Memorial Hospital District Charitable Health GO Refunding Bonds Series 2020 (A2/BBB+)
325,000	5.000	02/15/2023	326,642
275,000	5.000	02/15/2024	278,983
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (PSF-GTD) (NR/NR)(b)(f)
18,135,000	0.000	08/15/2024	6,213,254
12,500,000	0.000	08/15/2024	3,779,894
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (AMT) (NR/A-)
3,620,000	5.000	11/01/2027	3,756,766
Lower Colorado River Authority Transmission Contract Refunding RB for LCRA Transmission Services Corp. Project Series 2022A (NR/NR)(g)
500,000	5.000	05/15/2024	512,702
250,000	5.000	05/15/2025	259,838
1,000,000	5.000	05/15/2026	1,052,147
680,000	5.000	05/15/2027	723,904
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (Baa2/A-) (PUTABLE)(a)(b)(c)
3,375,000	0.900	09/01/2023	3,283,277
Metropolitan Transit Authority of Harris County Sales and Use Tax Contractual Obligations RB Series 2018 (Aa2/AAA)
3,020,000	5.000	11/01/2022	3,024,523
1,110,000	5.000	11/01/2023	1,132,148
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A)
1,215,000	5.000	01/01/2024	1,219,794
North Texas Tollway Authority System Revenue Refunding Bonds Second Tier Bonds Series 2022B (A2/A+)(g)
10,000,000	5.000	01/01/2025	10,330,413
4,000,000	5.000	01/01/2026	4,182,624
Northside Independent School District UT Refunding Bonds Series 2016 (NR/Aa1)
2,390,000	5.000	06/15/2027	2,522,033
Northside Independent School District Variable Rate UT School Building Bonds Series 2020 (PSF-GTD) (NR/AAA)(a)(b)
32,150,000	0.700	06/01/2025	28,656,272

Municipal Bonds – (continued)
Texas – (continued)
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (AAA/NR)(a)(b)
3,845,000	1.500	08/15/2024	3,718,678
Pflugerville Independent School District Variable Rate UT School Building Bonds Series 2019B (PSF-GTD) (AAA/NR)(a)(b)
7,500,000	2.500	08/15/2023	7,446,622
San Antonio Housing Trust Public Facility Corp. Multifamily Housing RB for Country Club Village Series 2022 (NR/NR) (PUTABLE)(a)(b)(c)
3,625,000	4.000	08/01/2025	3,628,621
San Antonio Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (Aaa/NR)
1,250,000	5.000	08/15/2024	1,290,994
525,000	5.000	08/15/2025	550,772
Southwest Houston Redevelopment Authority Tax Increment Contract RB Series 2020 (AGM) (AA/NR)
300,000	5.000	09/01/2025	309,796
State of Texas Toll Parkway Authority First Tier RB Series 2002-A (AMBAC) (A/A)(f)
6,950,000	0.000	08/15/2023	6,732,176
Tarrant County College District GO Bonds Series 2022 (NR/AAA)
1,750,000	5.000	08/15/2024	1,807,070
3,500,000	5.000	08/15/2025	3,666,923
3,060,000	5.000	08/15/2026	3,251,847
Tarrant County Cultural Education Facilities Finance Corp Hospital RB Taxable Series 2021 (AGM) (AA/NR)
700,000	1.356	09/01/2024	656,809
600,000	1.386	09/01/2025	543,344
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(d) (3M USD LIBOR + 0.70%)
8,385,000	2.906	12/15/2026	8,184,983
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A2/A-)(d) (SIFMA Municipal Swap Index Yield + 0.55%)
7,535,000	3.000	09/15/2027	7,287,175
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A2/A-)(d) (3M USD LIBOR + 0.69%)
109,575,000	2.863	09/15/2027	105,588,059
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (NR/BBB+)
5,715,000	5.000	12/15/2028	5,877,788
Texas Municipal Gas Acqusition & Supply Corp Gas Supply Revenue Refunding Bonds Series 2021 (BBB+/NR)
2,450,000	5.000	12/15/2024	2,481,867
2,835,000	5.000	12/15/2025	2,885,277
Texas Public Finance Authority RB Refunding for Southern University Series 2021 (NR/NR)
350,000	5.000	05/01/2024	357,038
490,000	5.000	05/01/2025	498,904
520,000	5.000	05/01/2026	532,380
640,000	5.000	05/01/2027	657,895
Texas Transportation Commission State Highway Fund First Tier RB Series 2016-B (AAA/NR)
46,000,000	0.560	04/01/2026	39,931,482

The accompanying notes are an integral part of these financial statements.	209

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Transportation Commission State of Texas GO Mobility Fund Refunding Bonds Series 2015-A (Aaa/AAA)
$10,000,000	5.000%	10/01/2029	$10,479,465
Texas Water Development Board State Revolving Fund RB Series 2022 (AAA/NR)
750,000	5.000	08/01/2024	773,841
700,000	5.000	08/01/2025	732,961
875,000	5.000	08/01/2026	929,033
925,000	5.000	08/01/2027	994,035
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2022 (NR/NR)(g)
500,000	5.000	04/15/2024	513,266
1,090,000	5.000	10/15/2024	1,127,890
1,300,000	5.000	04/15/2025	1,354,779
1,625,000	5.000	10/15/2025	1,706,552
1,265,000	5.000	04/15/2026	1,336,798
1,850,000	5.000	10/15/2026	1,969,129
1,200,000	5.000	04/15/2027	1,284,316
1,450,000	5.000	10/15/2027	1,561,822
Tomball Independent School District Variable Rate UT School Building Bonds Series 2014B (PSF-GTD) (AAA/NR)(a)(b)
4,700,000	0.260	08/15/2024	4,417,663
Tomball Independent School District Variable Rate UT School Building Bonds Series 2014B-1 (PSF-GTD) (AAA/NR)(a)(b)
2,675,000	0.450	08/15/2023	2,613,684
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR) (NR/NR)(e)
237,000	2.375	09/01/2026	208,163
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)(e)(g)
386,000	4.375	09/01/2027	378,340
Trinity River Authority Regional Wastewater System RB Series 2022 (NR/AAA)
525,000	5.000	08/01/2024	541,877
450,000	5.000	08/01/2025	471,189
315,000	5.000	08/01/2026	334,452
University of Houston Board of Regents System Consolidated Revenue Refunding Bonds Series 2022A (AA/Aa2)
500,000	5.000	02/15/2024	511,389
375,000	5.000	02/15/2025	389,345
650,000	5.000	02/15/2026	684,034
600,000	5.000	02/15/2027	639,702
2,000,000	5.000	02/15/2028	2,153,711
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
260,000	2.000	08/15/2024	246,838
270,000	2.000	08/15/2026	241,879

			672,238,392

Utah – 0.5%
State of Utah GO Refunding Bonds Series 2015 (AAA/Aaa)(b)
21,970,000	3.500	01/01/2025	22,082,155
University of Utah Board of Regents General Revenue Series 2015B (AA+/NR)
5,370,000	5.000	08/01/2023	5,451,119

Municipal Bonds – (continued)
Utah – (continued)
University of Utah Board of Regents General Revenue Series 2016B-1 (AA+/NR)
2,415,000	5.000	08/01/2023	2,451,481
Utah Board of Higher Education General RB Series 2022B (AA+/Aa1)
2,210,000	5.000	08/01/2026	2,348,108
1,430,000	5.000	08/01/2027	1,536,724
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series 2015A (AA-/Aa3)(b)
5,000,000	5.000	06/15/2025	5,234,835

			39,104,422

Virgin Islands – 0.0%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (NR/NR)
170,000	4.000	10/01/2022	170,000
Virgin Islands Public Finance Authority Revenue Refunding Bonds Series 2012A (AGM-CR) (AA/NR)
100,000	4.000	10/01/2022	100,000

			270,000

Virginia – 2.3%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (Baa2/BBB)
46,325,000	5.000	11/01/2023	46,817,870
City of Chesapeake IDA Pollution Control Refunding RB Series 2008A (Non-Amt) (BBB+/A) (PUTABLE)(a)(b)(c)
2,250,000	1.900	06/01/2023	2,223,807
City of Salem Economic Development Authority Educational Facilities RB Series 2020 (BBB+/NR)
250,000	5.000	04/01/2023	251,328
270,000	5.000	04/01/2024	273,872
270,000	5.000	04/01/2025	275,210
Commonwealth of Virginia Transportation Board Revenue Refunding Bonds (AA+/AA+)
2,345,000	5.000	05/15/2023	2,372,047
Halifax County IDA Recovery Zone Facility RB Series 2010A (NON-AMT) (A2/BBB+) (PUTABLE)(a)(b)(c)
5,000,000	1.650	05/31/2024	4,827,537
Henry County Industrial Development Authority Grant Anticipation RB Series 2019 B (A1/NR)
8,365,000	2.000	11/01/2023	8,201,795
Loudown County GO Public Improvement Bonds Series 2021A (AAA/Aaa)
7,555,000	5.000	12/01/2025	7,958,614
Louisa Industrial Development Authority RB Virginia Electric and Power Co. Series 2008 B (A2/BBB+) (PUTABLE)(a)(b)(c)
2,500,000	0.750	09/02/2025	2,285,749
Peninsula Ports Authority of Virginia Coal Terminal Revenue Refunding Bonds Series 2003 (BBB/NR) (PUTABLE)(a)(b)(c)
2,400,000	1.700	10/01/2022	2,400,000
Town of Louisa IDA Pollution Control Refunding RB Series 2008A (BBB+/A) (PUTABLE)(a)(b)(c)
1,325,000	1.900	06/01/2023	1,309,575

210	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
University of Virginia Rector & Visitors General Revenue Pledge Refunding Bonds Series 2015A (AAA/AAA)
$20,705,000	5.000%	04/01/2045	$21,203,798
Virginia College Building Authority Educational Facilities RB for 21st Century College and Equipment Programs Series 2022A (AA+/Aa1)
13,500,000	5.000	02/01/2025	14,042,227
16,620,000	5.000	02/01/2026	17,534,627
Virginia College Building Authority Educational Facilities RB Series 2014A (AA+/AA+)(b)
7,880,000	4.000	02/01/2024	7,964,515
Virginia College Building Authority Educational Facilities RB Series 2021 (BBB-/NR)
175,000	5.000	06/01/2023	176,419
250,000	5.000	06/01/2024	253,899
270,000	5.000	06/01/2025	274,280
340,000	5.000	06/01/2026	345,841
300,000	5.000	06/01/2027	305,511
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (Aa1/AA+)
2,535,000	1.400	12/01/2023	2,475,361
Virginia Housing Development Authority Rental Housing Bonds 2018 Series E-NON-AMT (AA+/NR)
5,660,000	2.500	12/01/2022	5,653,642
11,625,000	0.670	03/01/2025	10,878,246
Virginia Port Authority Commonwealth Port Fund RB Series 2015 (AMT) (Aa1/AA+)(b)
2,150,000	5.000	07/01/2025	2,243,853
Virginia Port Authority Commonwealth Port Fund Revenue Refunding Bonds Series 2015A (AMT) (A/NR)(b)
2,000,000	5.000	07/01/2025	2,081,972
Virginia Small Business Financing Authority RB Refunding National Senior Campuses, Inc. Obligated Group Series 2020 A (NR/NR)
700,000	5.000	01/01/2025	714,668
1,250,000	5.000	01/01/2026	1,286,122
Wise County IDA Solid Waste & Sewage Disposal RB Series 2009A (BBB+/NR) (PUTABLE)(a)(b)(c)
12,500,000	0.750	09/02/2025	11,428,748
Wise County IDA Solid Waste & Sewage Disposal RB Series 2010A (NON-AMT) (BBB+/NR) (PUTABLE)(a)(b)(c)
6,895,000	1.200	05/31/2024	6,607,801
York County Economic Development Authority Pollution Control Refunding RB Series 2009A (NON-AMT) (BBB+/A) (PUTABLE)(a)(b)(c)
4,250,000	1.900	06/01/2023	4,200,524

			188,869,458

Washington – 3.5%
City of Seattle Light and Power Improvement and Refunding RB Series 2022 (AA/Aa2)
18,495,000	5.000	07/01/2024	19,051,204
19,635,000	5.000	07/01/2025	20,513,101
City of Seattle LT GO Improvement and Refunding Bonds Series 2021A (Aaa/AAA)
5,035,000	5.000	12/01/2025	5,314,846

Municipal Bonds – (continued)
Washington – (continued)
City of Seattle Municipal Light & Power Refunding RB 2021 Series B (AA/NR)(b)(d) (SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000	2.700	11/01/2026	9,733,220
King County Housing Authority RB Refunding Series 2020 (NR/AA)
225,000	3.000	06/01/2024	222,032
280,000	3.000	06/01/2025	273,046
King County Junior Lien Sewer RB Refunding Series 2020 A (Aa2/AA)(a)(b)
15,845,000	0.625	01/01/2024	15,047,204
King County Junior Lien Sewer Revenue Refunding Bonds 2021 Series A (AA/NR)(b)(d) (SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000	2.680	01/01/2027	11,049,924
King County Sewer RB Series 2014 A (AGM) (Aa1/AA+)
20,000,000	5.000	01/01/2047	20,481,844
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2022B (AMT) (A1/AA-)
5,970,000	5.000	08/01/2024	6,114,933
5,855,000	5.000	08/01/2025	6,060,180
1,500,000	5.000	08/01/2026	1,566,259
2,000,000	5.000	08/01/2028	2,105,709
Puyallup School District UT GO Refunding Bonds Series 2022B (SCH BD GTY) (Aa2/NR)
2,500,000	5.000	06/01/2025	2,615,153
1,270,000	5.000	12/01/2025	1,338,630
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B (AA+/Aaa)
4,460,000	5.000	07/01/2025	4,600,252
State of Washington Various Purpose GO Refunding Bonds Series R-2013C (Aaa/AA+)
19,000,000	4.000	07/01/2026	19,117,201
State of Washington Various Purpose GO Refunding Bonds Series R-2015E (AA+/Aaa)
8,000,000	5.000	07/01/2030	8,284,065
State of Washington Various Purpose GO Refunding Bonds Series R-2022C (AA+/Aaa)
49,910,000	5.000	07/01/2024	51,462,356
16,000,000	4.000	07/01/2026	16,437,886
State of Washington Various Purpose GO Refunding Bonds Series R-2022D (AA+/Aaa)
25,000,000	4.000	07/01/2028	25,890,748
University of Washington General Revenue Refunding Bonds Series 2022C (Aaa/AA+)(a)(b)
20,000,000	4.000	08/01/2027	20,449,296
Washington Health Care Facilities Authority RB Series 2019B-3 (A-/Baa1)(a)(b)
5,025,000	5.000	08/01/2026	5,149,918
Washington Healthcare Facilities Authority RB Series 2019B-1 (A-/BBB+)(a)(b)
12,295,000	5.000	08/01/2024	12,453,942

			285,332,949

The accompanying notes are an integral part of these financial statements.	211

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – 0.2%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2010A (A-/A-) (PUTABLE)(a)(b)(c)
$4,645,000	0.625%	12/15/2025	$4,049,163
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2011A (A-/A-) (PUTABLE)(a)(b)(c)
5,650,000	1.000	09/01/2025	5,043,510
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-) (PUTABLE)(a)(b)(c)
10,350,000	3.000	06/18/2027	9,486,621
West Virginia Hospital Finance Authority Hospital Refunding & Improvement RB 2018 Series A (BBB+/NR)
550,000	5.000	01/01/2023	551,589

			19,130,883

Wisconsin – 1.5%
County of Dane GO Bonds Series 2020 A (NR/AAA)
3,290,000	2.000	04/01/2026	3,065,989
Public Finance Authority Healthcare Facilities Revenue & Refunding RB Series 2020A (A/NR)
300,000	5.000	01/01/2023	301,086
300,000	5.000	01/01/2024	305,070
300,000	5.000	01/01/2025	308,036
Public Finance Authority Hospital RB Series 2020A (A+/A+)
300,000	5.000	06/01/2026	313,265
Public Finance Authority Pollution Control Revenue Refunding Bonds for Duke Energy Progress Project Series 2022A (NON-AMT) (NR/A) (PUTABLE)(a)(b)(c)
5,145,000	3.300	10/01/2026	5,037,284
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,925,000	4.000	01/01/2026	1,913,345
2,000,000	4.000	01/01/2027	1,974,567
1,720,000	4.000	01/01/2028	1,677,008
1,790,000	4.000	01/01/2029	1,731,255
Public Finance Authority Student Housing RB Series 2020A (AGM) (AA/NR)
160,000	4.000	07/01/2024	160,909
265,000	4.000	07/01/2025	266,567
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (Baa3/NR)(f)
9,579,000	0.000	12/15/2027	6,858,377
State of Wisconsin GO Bonds 2015 Series A (AA+/AA+)(b)
5,170,000	5.000	05/01/2023	5,225,315
16,330,000	5.000	05/01/2023	16,504,718
19,360,000	5.000	05/01/2023	19,567,136
State of Wisconsin GO Bonds 2016 Series A (AA+/Aa1)
5,000,000	5.000	05/01/2033	5,167,282
5,000,000	5.000	05/01/2034	5,157,342
State of Wisconsin GO Refunding Bonds 2021 Series 2 (AA+/Aa1)
11,485,000	5.000	05/01/2024	11,813,631
Waushara County Note Anticipation Notes Series 2022A (A+/NR)
5,260,000	4.500	06/01/2027	5,369,659

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB Series 2018C-4 (AA/AA)(b)(d) (SIFMA Municipal Swap Index Yield + 0.65%)
4,000,000	3.100	07/31/2024	3,990,232
Wisconsin Health & Educational Facilities Authority RB Series 2020 for Hmong American Peace Academy (BBB/NR)
115,000	4.000	03/15/2023	114,573
120,000	4.000	03/15/2024	118,344
125,000	4.000	03/15/2025	121,916
Wisconsin Health & Educational Facilities Authority RB Series 2020B-1 (A-/A-)(a)(b)
8,500,000	5.000	02/15/2025	8,713,558
Wisconsin Health & Educational Facilities Authority Series 2019A RB (AA+/AA+)
930,000	5.000	11/15/2022	931,952
Wisconsin Health & Educational Facilities RB Series 2020 (NR/NR)
290,000	4.000	02/01/2023	290,061
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA)(b)(d) (SIFMA Municipal Swap Index Yield + 0.18%)
3,315,000	2.630	07/01/2026	3,227,486
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (AA/NR)(b)(d) (SIFMA Municipal Swap Index Yield + 0.15%)
6,755,000	2.600	12/02/2024	6,714,490

			116,940,453

TOTAL MUNICIPAL BONDS
(Cost $8,272,035,846)			$7,982,315,934

Corporate Bonds – 0.1%
Commercial Services – 0.1%
Howard University Series (AA/NR)
$2,030,000	2.416%	10/01/24	$1,913,762
Howard University Series (BBB-/NR)
1,500,000	2.738	10/01/22	1,500,000
1,500,000	2.801	10/01/23	1,459,347

			4,873,109

TOTAL CORPORATE BONDS (Cost $5,030,000)			$4,873,109

TOTAL INVESTMENTS – 98.7%
(Cost $8,277,065,846)			$7,987,189,043

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			109,133,736

NET ASSETS – 100.0%			$8,096,322,779

212	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments - rate shown is that which is in effect on September 30, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on September 30, 2022.

(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	When-issued security.

(h)	Zero coupon bond until next reset date.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	—Asset-Backed Security
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax (subject to)
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Federal Housing Administration
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
HUD SECT 8	—Hud Section 8
IDA	—Industrial Development Agency
LIBOR	—London Interbank Offered Rates
LP	—Limited Partnership
LT	—Limited Tax
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PSF-GTD	—Guaranteed by Permanent School Fund
RB	—Revenue Bond
RMKT	—Remarketed
SCH BD GTY	—School Bond Guaranty
SCH BD RES FED	—School Board Reserve Fund
SCSDE	—South Carolina State Department of Education
SD CRED PROG	—School District Credit Program
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SONYMA	—State of New York Mortgage Agency
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
USD	—United States Dollar
UT	—Unlimited Tax
UPMC	—University of Pittsburgh Medical Center
WR	—Withdrawn Rating

The accompanying notes are an integral part of these financial statements.	213

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:

California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.370%	JPMorgan Chase Bank NA	03/20/2023	USD 10,000	$40,060	$(23,109)	$63,169

California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.370	Bank of America NA	03/20/2023	5,000	20,029	(11,555)	31,584

TOTAL						$60,089	$(34,664)	$94,753

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

214	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Assets and Liabilities

September 30, 2022 (Unaudited)

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund
Assets:
Investments in unaffiliated issuers, at value (cost $8,702,710,378, $9,207,964,470, $206,249,228 and $8,277,065,846, respectively)	$7,909,770,027	$8,259,471,866	$177,942,067	$7,987,189,043
Cash	73,123,520	93,869,600	1,772,842	170,907,529
Receivables:
Interest	102,342,478	129,219,515	2,387,434	79,031,523
Investments sold	53,148,198	59,937,397	549,699	149,430,536
Collateral on certain derivative contracts(a)	24,574,838	16,597,554	603,204	—
Fund shares sold	13,530,980	38,876,459	921,709	11,536,724
Reimbursement from investment adviser	124,697	130,230	34,979	148,488
Unrealized gain on swap contracts	12,634	463,915	—	94,753
Variation margin on futures contracts	4,715,125	3,185,625	119,000	—
Other assets	581,163	413,134	41,125	285,569
Total assets	8,181,923,660	8,602,165,295	184,372,059	8,398,624,165

Liabilities:
Payables:
Fund shares redeemed	30,849,847	48,709,488	30,146	67,949,806
Investment purchased on an extended-settlement basis	22,253,101	8,601,739	653,656	142,932,905
Investments purchased	10,650,555	40,058,718	91,439	85,499,491
Management fees	2,480,089	3,687,622	—	2,417,807
Income distribution	1,865,854	1,062,047	—	1,622,059
Distribution and Service fees and Transfer Agency fees	773,675	445,388	—	278,512
Upfront payments received on swap contracts	4,622	225,818	—	34,664
Due to broker(a)	—	430,000	—	250,000
Accrued expenses	1,126,363	1,246,185	177,424	1,316,142
Total liabilities	70,004,106	104,467,005	952,665	302,301,386

Net Assets:
Paid-in capital	9,223,624,317	9,746,155,454	216,124,863	8,707,682,997
Total distributable loss	(1,111,704,763)	(1,248,457,164)	(32,705,469)	(611,360,218)
NET ASSETS	$8,111,919,554	$8,497,698,290	$183,419,394	$8,096,322,779
Net Assets:
Class A	$1,080,062,473	$451,995,074	$—	$175,332,485
Class C	120,683,848	59,401,270	—	9,703,209
Institutional	3,746,701,940	1,428,516,946	—	1,673,039,049
Separate Account Institutional	—	—	183,419,394	—
Service	22,320	—	—	122,879
Investor	1,265,375,013	440,605,522	—	141,856,466
Class R6	132,568,171	13,415,783	—	278,113,384
Class P	1,766,505,789	6,103,763,695	—	5,818,155,307
Total Net Assets	$8,111,919,554	$8,497,698,290	$183,419,394	$8,096,322,779
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class A	74,532,818	52,216,582	—	17,316,916
Class C	8,324,750	6,860,661	—	959,396
Institutional	258,680,900	164,994,986	—	165,496,499
Separate Account Institutional	—	—	20,302,352	—
Service	1,533	—	—	12,151
Investor	87,418,943	50,845,910	—	14,028,360
Class R6	9,149,173	1,550,938	—	27,524,423
Class P	121,901,579	705,644,718	—	575,729,041
Net asset value, offering and redemption price per share:(b)
Class A	$14.49	$8.66	$—	$10.12
Class C	14.50	8.66	—	10.11
Institutional	14.48	8.66	—	10.11
Separate Account Institutional	—	—	9.03	—
Service	14.56	—	—	10.11
Investor	14.47	8.67	—	10.11
Class R6	14.49	8.65	—	10.10
Class P	14.49	8.65	—	10.11

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Dynamic Municipal Income	$24,574,838	$—
High Yield Municipal	16,597,554	(430,000)
Municipal Income Completion	603,204	—
Short Duration Tax-Free	—	(250,000)

(b)	Maximum public offering price per share for Class A Shares of the Dynamic Municipal Income Fund, High Yield Municipal Fund and Short Duration Tax-Free Fund is $15.05, $9.07 and $10.27, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	215

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Operations

For the Six Months Ended September 30, 2022 (Unaudited)

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund
Investment income:

Interest	$144,840,186	$224,634,845	$3,438,789	$90,244,354

Expenses:

Management fees	16,036,128	23,689,254	—	16,413,939

Transfer Agency fees(a)	2,761,487	1,983,094	20,022	1,683,470

Distribution and/or Service (12b-1) fees(a)	2,029,650	876,118	—	279,829

Custody, accounting and administrative services	579,233	687,329	51,830	787,373

Service fees — Class C	166,650	84,663	—	12,801

Printing and mailing costs	98,716	44,013	13,283	29,410

Professional fees	88,508	84,687	90,154	88,361

Registration fees	47,863	55,204	5,123	33,403

Trustee fees	21,839	22,782	14,491	22,762

Shareholder Administration fees — Service Shares	29	—	—	157

Other	60,724	60,124	3,577	63,184

Total expenses	21,890,827	27,587,268	198,480	19,414,689

Less — expense reductions	(717,091)	(871,174)	(198,480)	(923,442)

Net expenses	21,173,736	26,716,094	—	18,491,247

NET INVESTMENT INCOME	123,666,450	197,918,751	3,438,789	71,753,107

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(201,814,452)	(211,491,713)	(7,383,175)	(236,329,113)

Futures contracts	81,390,768	72,645,451	2,016,907	—

Swap contracts	10,194	364,008	—	113,564

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(657,151,412)	(1,129,293,242)	(16,442,878)	(43,794,989)

Futures contracts	28,199,363	13,946,950	635,974	—

Swap contracts	(12,291)	(299,201)	—	(92,187)

Net realized and unrealized loss	(749,377,830)	(1,254,127,747)	(21,173,172)	(280,102,725)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(625,711,380)	$(1,056,208,996)	$(17,734,383)	$(208,349,618)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Separate Account Institutional	Class P
Dynamic Municipal Income	$1,529,670	$499,951	$29	$734,241	$79,992	$797,162	$6	$804,106	$22,269	$—	$323,711
High Yield Municipal	622,130	253,988	—	298,622	40,638	321,930	—	300,924	2,109	—	1,018,871
Municipal Income Completion	—	—	—	—	—	—	—	—	—	20,022	—
Short Duration Tax-Free	241,268	38,404	157	115,809	6,145	392,163	26	90,611	43,346	—	1,035,370

216	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets

	Dynamic Municipal Income Fund		High Yield Municipal Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022
From operations:

Net investment income	$123,666,450	$235,936,167	$197,918,751	$365,528,269

Net realized gain (loss)	(120,413,490)	(4,754,054)	(138,482,254)	17,054,849

Net change in unrealized loss	(628,964,340)	(649,257,122)	(1,115,645,493)	(766,583,040)

Net decrease in net assets resulting from operations	(625,711,380)	(418,075,009)	(1,056,208,996)	(383,999,922)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(14,796,627)	(29,300,108)	(8,882,647)	(17,014,419)

Class C Shares	(1,113,644)	(1,777,553)	(953,428)	(1,689,750)

Institutional Shares	(54,812,164)	(103,386,729)	(31,203,822)	(56,301,601)

Service Shares	(263)	(438)	—	—

Investor Shares	(17,898,914)	(30,246,921)	(9,567,221)	(17,889,848)

Class R6 Shares	(2,049,091)	(2,966,047)	(274,589)	(436,851)

Class P Shares	(29,760,344)	(59,975,154)	(132,141,636)	(256,470,548)

Total distributions to shareholders	(120,431,047)	(227,652,950)	(183,023,343)	(349,803,017)

From share transactions:

Proceeds from sales of shares	2,730,888,325	4,299,824,031	2,560,520,629	3,198,061,591

Reinvestment of distributions	109,888,855	207,625,254	176,562,775	336,893,717

Cost of shares repurchased	(4,400,851,866)	(2,793,672,561)	(3,662,316,673)	(2,499,520,898)

Net increase (decrease) in net assets resulting from share transactions	(1,560,074,686)	1,713,776,724	(925,233,269)	1,035,434,410

TOTAL INCREASE (DECREASE)	(2,306,217,113)	1,068,048,765	(2,164,465,608)	301,631,471

Net Assets:

Beginning of period	10,418,136,667	9,350,087,902	10,662,163,898	10,360,532,427

End of period	$8,111,919,554	$10,418,136,667	$8,497,698,290	$10,662,163,898

The accompanying notes are an integral part of these financial statements.	217

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets (continued)

	Municipal Income Completion Fund		Short Duration Tax-Free Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022
From operations:

Net investment income	$3,438,789	$4,277,524	$71,753,107	$123,606,752

Net realized loss	(5,366,268)	(23,852)	(236,215,549)	(75,269,218)

Net change in unrealized loss	(15,806,904)	(14,090,246)	(43,887,176)	(421,211,676)

Net decrease in net assets resulting from operations	(17,734,383)	(9,836,574)	(208,349,618)	(372,874,142)

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	—	(1,132,898)	(1,498,577)

Class C Shares	—	—	(39,705)	(28,450)

Institutional Shares	—	—	(14,246,439)	(24,044,693)

Separate Account Institutional Shares	(3,294,810)	(4,214,312)	—	—

Service Shares	—	—	(606)	(592)

Investor Shares	—	—	(1,074,460)	(1,711,710)

Class R6 Shares	—	—	(2,132,330)	(767,506)

Class P Shares	—	—	(50,330,550)	(91,321,891)

Total distributions to shareholders	(3,294,810)	(4,214,312)	(68,956,988)	(119,373,419)

From share transactions:

Proceeds from sales of shares	41,674,440	129,003,913	1,695,226,038	7,425,473,026

Reinvestment of distributions	3,243,318	4,201,498	59,980,704	104,978,590

Cost of shares repurchased	(45,383,681)	(19,410,287)	(5,118,716,118)	(7,286,187,538)

Net increase (decrease) in net assets resulting from share transactions	(465,923)	113,795,124	(3,363,509,376)	244,264,078

TOTAL INCREASE (DECREASE)	(21,495,116)	99,744,238	(3,640,815,982)	(247,983,483)

Net Assets:

Beginning of period	204,914,510	105,170,272	11,737,138,761	11,985,122,244

End of period	$183,419,394	$204,914,510	$8,096,322,779	$11,737,138,761

218	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class A Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$15.72		$16.63	$15.59	$16.02	$15.59	$15.46

Net investment income(a)	0.19		0.33	0.36	0.37	0.44	0.47

Net realized and unrealized gain (loss)	(1.24)		(0.92)	1.03	(0.43)	0.42	0.11

Total from investment operations	(1.05)		(0.59)	1.39	(0.06)	0.86	0.58

Distributions to shareholders from net investment income	(0.18)		(0.32)	(0.35)	(0.37)	(0.43)	(0.45)

Net asset value, end of period	$14.49		$15.72	$16.63	$15.59	$16.02	$15.59

Total Return(b)	(6.69)%		(3.66)%	9.00%	(0.43)%	5.62%	3.81%

Net assets, end of period (in 000’s)	$1,080,062		$1,389,169	$1,521,711	$1,330,377	$769,894	$315,142

Ratio of net expenses to average net assets	0.73	%(c)	0.72%	0.72%	0.73%	0.74%	0.76%

Ratio of total expenses to average net assets	0.75	%(c)	0.74%	0.75%	0.76%	0.78%	0.85%

Ratio of net investment income to average net assets	2.49	%(c)	1.97%	2.21%	2.25%	2.78%	2.98%

Portfolio turnover rate(d)	15%		15%	6%	23%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	219

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class C Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$15.72		$16.64	$15.60	$16.03	$15.60	$15.47

Net investment income(a)	0.13		0.20	0.24	0.24	0.32	0.35

Net realized and unrealized gain (loss)	(1.22)		(0.93)	1.03	(0.42)	0.42	0.12

Total from investment operations	(1.09)		(0.73)	1.27	(0.18)	0.74	0.47

Distributions to shareholders from net investment income	(0.13)		(0.19)	(0.23)	(0.25)	(0.31)	(0.34)

Net asset value, end of period	$14.50		$15.72	$16.64	$15.60	$16.03	$15.60

Total Return(b)	(6.98)%		(4.44)%	8.19%	(1.17)%	4.83%	3.03%

Net assets, end of period (in 000’s)	$120,684		$144,456	$153,277	$141,952	$83,931	$47,379

Ratio of net expenses to average net assets	1.48	%(c)	1.47%	1.47%	1.48%	1.49%	1.51%

Ratio of total expenses to average net assets	1.50	%(c)	1.49%	1.50%	1.51%	1.53%	1.60%

Ratio of net investment income to average net assets	1.74	%(c)	1.22%	1.46%	1.50%	2.04%	2.23%

Portfolio turnover rate(d)	15%		15%	6%	23%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

220	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Institutional Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$15.71		$16.62	$15.58	$16.02	$15.59	$15.46

Net investment income(a)	0.21		0.38	0.41	0.42	0.49	0.52

Net realized and unrealized gain (loss)	(1.23)		(0.92)	1.03	(0.43)	0.43	0.12

Total from investment operations	(1.02)		(0.54)	1.44	(0.01)	0.92	0.64

Distributions to shareholders from net investment income	(0.21)		(0.37)	(0.40)	(0.43)	(0.49)	(0.51)

Net asset value, end of period	$14.48		$15.71	$16.62	$15.58	$16.02	$15.59

Total Return(b)	(6.54)%		(3.35)%	9.37%	(0.16)%	5.97%	4.17%

Net assets, end of period (in 000’s)	$3,746,702		$4,492,546	$4,188,941	$3,206,615	$1,858,949	$1,296,146

Ratio of net expenses to average net assets	0.40	%(c)	0.39%	0.39%	0.39%	0.40%	0.42%

Ratio of total expenses to average net assets	0.42	%(c)	0.41%	0.42%	0.42%	0.44%	0.51%

Ratio of net investment income to average net assets	2.82	%(c)	2.30%	2.54%	2.59%	3.14%	3.32%

Portfolio turnover rate(d)	15%		15%	6%	23%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	221

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Service Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$15.79		$16.71	$15.67	$16.10	$15.66	$15.54

Net investment income(a)	0.18		0.30	0.34	0.34	0.42	0.44

Net realized and unrealized gain (loss)	(1.24)		(0.93)	1.03	(0.42)	0.43	0.11

Total from investment operations	(1.06)		(0.63)	1.37	(0.08)	0.85	0.55

Distributions to shareholders from net investment income	(0.17)		(0.29)	(0.33)	(0.35)	(0.41)	(0.43)

Net asset value, end of period	$14.56		$15.79	$16.71	$15.67	$16.10	$15.66

Total Return(b)	(6.74)%		(3.87)%	8.79%	(0.58)%	5.50%	3.58%

Net assets, end of period (in 000’s)	$22		$24	$26	$203	$38	$36

Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.89%	0.89%	0.90%	0.92%

Ratio of total expenses to average net assets	0.92	%(c)	0.92%	0.92%	0.92%	0.93%	1.01%

Ratio of net investment income to average net assets	2.32	%(c)	1.79%	2.06%	2.09%	2.65%	2.83%

Portfolio turnover rate(d)	15%		15%	6%	23%	16%	12%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

222	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Investor Shares(a)
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data:

Net asset value, beginning of period	$15.70		$16.61	$15.57	$16.00	$15.57	$15.45

Net investment income(b)	0.21		0.37	0.40	0.41	0.48	0.50

Net realized and unrealized gain (loss)	(1.24)		(0.92)	1.03	(0.43)	0.42	0.11

Total from investment operations	(1.03)		(0.55)	1.43	(0.02)	0.90	0.61

Distributions to shareholders from net investment income	(0.20)		(0.36)	(0.39)	(0.41)	(0.47)	(0.49)

Net asset value, end of period	$14.47		$15.70	$16.61	$15.57	$16.00	$15.57

Total Return(c)	(6.52)%		(3.43)%	9.28%	(0.19)%	5.88%	4.01%

Net assets, end of period (in 000’s)	$1,265,375		$1,469,286	$1,193,082	$904,160	$480,724	$160,475

Ratio of net expenses to average net assets	0.48	%(d)	0.47%	0.47%	0.48%	0.49%	0.51%

Ratio of total expenses to average net assets	0.50	%(d)	0.49%	0.50%	0.51%	0.53%	0.59%

Ratio of net investment income to average net assets	2.74	%(d)	2.22%	2.46%	2.50%	3.03%	3.22%

Portfolio turnover rate(e)	15%		15%	6%	23%	16%	12%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	223

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2018(a)
			2022	2021	2020	2019
Per Share Data:

Net asset value, beginning of period	$15.72		$16.63	$15.59	$16.02	$15.59	$15.56

Net investment income(b)	0.22		0.38	0.41	0.42	0.49	0.17

Net realized and unrealized gain (loss)	(1.24)		(0.92)	1.04	(0.42)	0.43	0.03

Total from investment operations	(1.02)		(0.54)	1.45	— (c)	0.92	0.20

Distributions to shareholders from net investment income	(0.21)		(0.37)	(0.41)	(0.43)	(0.49)	(0.17)

Net asset value, end of period	$14.49		$15.72	$16.63	$15.59	$16.02	$15.59

Total Return(d)	(6.47)%		(3.39)%	9.37%	(0.08)%	5.98%	1.27%

Net assets, end of period (in 000’s)	$132,568		$163,855	$97,337	$69,532	$44,934	$10

Ratio of net expenses to average net assets	0.39	%(e)	0.38%	0.38%	0.38%	0.39%	0.40	%(e)

Ratio of total expenses to average net assets	0.41	%(e)	0.40%	0.41%	0.41%	0.42%	0.43	%(e)

Ratio of net investment income to average net assets	2.83	%(e)	2.31%	2.55%	2.61%	3.11%	3.28	%(e)

Portfolio turnover rate(f)	15%		15%	6%	23%	16%	12%

(a)	Commencement of operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

224	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class P Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2019(a)
			2022	2021	2020
Per Share Data:

Net asset value, beginning of period	$15.72		$16.63	$15.59	$16.02	$15.65

Net investment income(b)	0.22		0.38	0.41	0.43	0.46

Net realized and unrealized gain (loss)	(1.24)		(0.92)	1.04	(0.43)	0.36

Total from investment operations	(1.02)		(0.54)	1.45	— (c)	0.82

Distributions to shareholders from net investment income	(0.21)		(0.37)	(0.41)	(0.43)	(0.45)

Net asset value, end of period	$14.49		$15.72	$16.63	$15.59	$16.02

Total Return(d)	(6.53)%		(3.33)%	9.37%	(0.08)%	5.35%

Net assets, end of period (in 000’s)	$1,766,506		$2,758,800	$2,195,715	$1,683,366	$1,193,566

Ratio of net expenses to average net assets	0.39	%(e)	0.38%	0.38%	0.38%	0.39	%(e)

Ratio of total expenses to average net assets	0.41	%(e)	0.40%	0.41%	0.41%	0.43	%(e)

Ratio of net investment income to average net assets	2.83	%(e)	2.31%	2.55%	2.61%	3.11	%(e)

Portfolio turnover rate(f)	15%		15%	6%	23%	16%

(a)	Commencement of operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	225

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class A Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.86		$10.49	$9.59	$9.91	$9.55	$9.35

Net investment income(a)	0.18		0.31	0.33	0.37	0.38	0.38

Net realized and unrealized gain (loss)	(1.21)		(0.65)	0.89	(0.34)	0.35	0.18

Total from investment operations	(1.03)		(0.34)	1.22	0.03	0.73	0.56

Distributions to shareholders from net investment income	(0.17)		(0.29)	(0.32)	(0.35)	(0.37)	(0.36)

Net asset value, end of period	$8.66		$9.86	$10.49	$9.59	$9.91	$9.55

Total Return(b)	(10.57)%		(3.36)%	12.87%	0.13%	7.79%	6.10%

Net assets, end of period (in 000’s)	$451,995		$539,203	$594,728	$419,784	$377,942	$250,436

Ratio of net expenses to average net assets	0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	0.89	%(c)	0.88%	0.89%	0.91%	0.92%	0.92%

Ratio of net investment income to average net assets	3.89	%(c)	2.90%	3.23%	3.61%	3.97%	4.00%

Portfolio turnover rate(d)	13%		13%	7%	20%	16%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

226	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class C Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.86		$10.49	$9.59	$9.91	$9.55	$9.35

Net investment income(a)	0.15		0.23	0.25	0.29	0.31	0.31

Net realized and unrealized gain (loss)	(1.22)		(0.65)	0.89	(0.34)	0.35	0.18

Total from investment operations	(1.07)		(0.42)	1.14	(0.05)	0.66	0.49

Distributions to shareholders from net investment income	(0.13)		(0.21)	(0.24)	(0.27)	(0.30)	(0.29)

Net asset value, end of period	$8.66		$9.86	$10.49	$9.59	$9.91	$9.55

Total Return(b)	(10.91)%		(4.09)%	12.03%	(0.62)%	6.99%	5.30%

Net assets, end of period (in 000’s)	$59,401		$76,559	$80,215	$77,387	$60,899	$59,381

Ratio of net expenses to average net assets	1.60	%(c)	1.60%	1.60%	1.60%	1.60%	1.60%

Ratio of total expenses to average net assets	1.64	%(c)	1.63%	1.64%	1.66%	1.67%	1.67%

Ratio of net investment income to average net assets	3.13	%(c)	2.15%	2.50%	2.85%	3.22%	3.25%

Portfolio turnover rate(d)	13%		13%	7%	20%	16%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	227

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Institutional Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.86		$10.49	$9.59	$9.91	$9.55	$9.36

Net investment income(a)	0.20		0.34	0.36	0.40	0.41	0.41

Net realized and unrealized gain (loss)	(1.22)		(0.64)	0.89	(0.34)	0.35	0.17

Total from investment operations	(1.02)		(0.30)	1.25	0.06	0.76	0.58

Distributions to shareholders from net investment income	(0.18)		(0.33)	(0.35)	(0.38)	(0.40)	(0.39)

Net asset value, end of period	$8.66		$9.86	$10.49	$9.59	$9.91	$9.55

Total Return(b)	(10.43)%		(3.06)%	13.22%	0.43%	8.10%	6.29%

Net assets, end of period (in 000’s)	$1,428,517		$1,808,838	$1,416,246	$894,702	$699,635	$5,026,846

Ratio of net expenses to average net assets	0.54	%(c)	0.54%	0.54%	0.55%	0.56%	0.56%

Ratio of total expenses to average net assets	0.56	%(c)	0.55%	0.56%	0.57%	0.58%	0.58%

Ratio of net investment income to average net assets	4.19	%(c)	3.21%	3.54%	3.91%	4.27%	4.29%

Portfolio turnover rate(d)	13%		13%	7%	20%	16%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

228	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Investor Shares(a)
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.87		$10.50	$9.60	$9.92	$9.56	$9.37

Net investment income(b)	0.19		0.33	0.35	0.39	0.41	0.41

Net realized and unrealized gain (loss)	(1.21)		(0.64)	0.89	(0.34)	0.34	0.17

Total from investment operations	(1.02)		(0.31)	1.24	0.05	0.75	0.58

Distributions to shareholders from net investment income	(0.18)		(0.32)	(0.34)	(0.37)	(0.39)	(0.39)

Net asset value, end of period	$8.67		$9.87	$10.50	$9.60	$9.92	$9.56

Total Return(c)	(10.45)%		(3.12)%	13.14%	0.38%	8.05%	6.26%

Net assets, end of period (in 000’s)	$440,606		$565,860	$496,140	$331,991	$202,256	$85,209

Ratio of net expenses to average net assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of total expenses to average net assets	0.64	%(d)	0.63%	0.65%	0.66%	0.66%	0.67%

Ratio of net investment income to average net assets	4.12	%(d)	3.15%	3.48%	3.85%	4.21%	4.26%

Portfolio turnover rate(e)	13%		13%	7%	20%	16%	16%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	229

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class R6 Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$9.85		$10.48	$9.58	$9.91	$9.55	$9.46

Net investment income(b)	0.20		0.34	0.35	0.40	0.41	0.14

Net realized and unrealized gain (loss)	(1.22)		(0.64)	0.90	(0.35)	0.35	0.08

Total from investment operations	(1.02)		(0.30)	1.25	0.05	0.76	0.22

Distributions to shareholders from net investment income	(0.18)		(0.33)	(0.35)	(0.38)	(0.40)	(0.13)

Net asset value, end of period	$8.65		$9.85	$10.48	$9.58	$9.91	$9.55

Total Return(c)	(10.44)%		(3.06)%	13.24%	0.32%	8.09%	2.33%

Net assets, end of period (in 000’s)	$13,416		$10,354	$11,001	$11	$11	$10

Ratio of net expenses to average net assets	0.53	%(d)	0.53%	0.53%	0.54%	0.55%	0.57	%(d)

Ratio of total expenses to average net assets	0.55	%(d)	0.54%	0.55%	0.57%	0.55%	0.60	%(d)

Ratio of net investment income to average net assets	4.24	%(d)	3.22%	3.44%	3.92%	4.28%	4.36	%(d)

Portfolio turnover rate(e)	13%		13%	7%	20%	16%	16%

(a)	Commencement of operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

230	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class P Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2019(a)
			2022	2021	2020
Per Share Data

Net asset value, beginning of period	$9.85		$10.48	$9.58	$9.90	$9.60

Net investment income(b)	0.20		0.34	0.36	0.40	0.39

Net realized and unrealized gain (loss)	(1.22)		(0.64)	0.89	(0.34)	0.28

Total from investment operations	(1.02)		(0.30)	1.25	0.06	0.67

Distributions to shareholders from net investment income	(0.18)		(0.33)	(0.35)	(0.38)	(0.37)

Net asset value, end of period	$8.65		$9.85	$10.48	$9.58	$9.90

Total Return(c)	(10.44)%		(3.06)%	13.24%	0.44%	7.14%

Net assets, end of period (in 000’s)	$6,103,764		$7,661,350	$7,762,203	$6,139,055	$5,961,922

Ratio of net expenses to average net assets	0.53	%(d)	0.53%	0.53%	0.54%	0.55	%(d)

Ratio of total expenses to average net assets	0.55	%(d)	0.54%	0.55%	0.56%	0.57	%(d)

Ratio of net investment income to average net assets	4.20	%(d)	3.22%	3.56%	3.93%	4.27	%(d)

Portfolio turnover rate(e)	13%		13%	7%	20%	16%

(a)	Commencement of operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	231

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Municipal Income Completion Fund
	Separate Account Institutional Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2020(a)
			2022	2021
Per Share Data

Net asset value, beginning of period	$10.08		$10.68	$9.65	$10.00

Net investment income(b)	0.17		0.27	0.31	0.35

Net realized and unrealized gain (loss)	(1.06)		(0.60)	1.03	(0.34)

Total from investment operations	(0.89)		(0.33)	1.34	0.01

Distributions to shareholders from net investment income	(0.16)		(0.27)	(0.31)	(0.36)

Net asset value, end of period	$9.03		$10.08	$10.68	$9.65

Total Return(c)	(8.92)%		(3.22)%	14.11%	(0.10)%

Net assets, end of period (in 000’s)	$183,419		$204,915	$105,170	$17,651

Ratio of net expenses to average net assets	—	%(d)	—%	—%	—%

Ratio of total expenses to average net assets	0.20	%(d)	0.20%	0.45%	6.51%

Ratio of net investment income to average net assets	3.43	%(d)	2.53%	2.96%	3.40%

Portfolio turnover rate(e)	37%		14%	8%	7%

(a)	Commencement of operations on April 1, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

232	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class A Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.43		$10.83	$10.63	$10.66	$10.48	$10.52

Net investment income(a)	0.06		0.07	0.11	0.16	0.16	0.12

Net realized and unrealized gain (loss)	(0.31)		(0.40)	0.20	(0.03)	0.17	(0.04)

Total from investment operations	(0.25)		(0.33)	0.31	0.13	0.33	0.08

Distributions to shareholders from net investment income	(0.06)		(0.07)	(0.11)	(0.16)	(0.15)	(0.12)

Net asset value, end of period	$10.12		$10.43	$10.83	$10.63	$10.66	$10.48

Total Return(b)	(2.30)%		(3.08)%	2.92%	1.18%	3.20%	0.74%

Net assets, end of period (in 000’s)	$175,332		$206,175	$255,472	$134,986	$119,675	$97,703

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.68%	0.69%	0.68%

Ratio of total expenses to average net assets	0.74	%(c)	0.72%	0.73%	0.74%	0.75%	0.75%

Ratio of net investment income to average net assets	1.23	%(c)	0.66%	1.05%	1.45%	1.51%	1.18%

Portfolio turnover rate(d)	36%		41%	20%	29%	44%	35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	233

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class C Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.42		$10.82	$10.62	$10.65	$10.47	$10.51

Net investment income(a)	0.04		0.03	0.08	0.11	0.12	0.09

Net realized and unrealized gain (loss)	(0.31)		(0.41)	0.19	(0.03)	0.17	(0.05)

Total from investment operations	(0.27)		(0.38)	0.27	0.08	0.29	0.04

Distributions to shareholders from net investment income	(0.04)		(0.02)	(0.07)	(0.11)	(0.11)	(0.08)

Net asset value, end of period	$10.11		$10.42	$10.82	$10.62	$10.65	$10.47

Total Return(b)	(2.60)%		(3.47)%	2.51%	0.78%	2.80%	0.34%

Net assets, end of period (in 000’s)	$9,703		$10,700	$12,988	$17,180	$15,681	$19,813

Ratio of net expenses to average net assets	1.08	%(c)	1.08%	1.08%	1.08%	1.09%	1.08%

Ratio of total expenses to average net assets	1.49	%(c)	1.47%	1.48%	1.50%	1.50%	1.50%

Ratio of net investment income to average net assets	0.84	%(c)	0.26%	0.70%	1.04%	1.10%	0.81%

Portfolio turnover rate(d)	36%		41%	20%	29%	44%	35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

234	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Institutional Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.41		$10.82	$10.62	$10.64	$10.47	$10.50

Net investment income(a)	0.08		0.10	0.15	0.19	0.19	0.16

Net realized and unrealized gain (loss)	(0.30)		(0.41)	0.19	(0.02)	0.16	(0.04)

Total from investment operations	(0.22)		(0.31)	0.34	0.17	0.35	0.12

Distributions to shareholders from net investment income	(0.08)		(0.10)	(0.14)	(0.19)	(0.18)	(0.15)

Net asset value, end of period	$10.11		$10.41	$10.82	$10.62	$10.64	$10.47

Total Return(b)	(2.16)%		(2.89)%	3.23%	1.58%	3.42%	1.15%

Net assets, end of period (in 000’s)	$1,673,039		$2,223,538	$2,424,423	$1,646,398	$1,488,011	$4,936,410

Ratio of net expenses to average net assets	0.39	%(c)	0.38%	0.38%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.41	%(c)	0.39%	0.40%	0.40%	0.41%	0.41%

Ratio of net investment income to average net assets	1.51	%(c)	0.96%	1.36%	1.75%	1.77%	1.52%

Portfolio turnover rate(d)	36%		41%	20%	29%	44%	35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	235

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Service Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.42		$10.82	$10.62	$10.64	$10.47	$10.50

Net investment income(a)	0.05		0.05	0.10	0.14	0.14	0.11

Net realized and unrealized gain (loss)	(0.31)		(0.40)	0.19	(0.02)	0.16	(0.04)

Total from investment operations	(0.26)		(0.35)	0.29	0.12	0.30	0.07

Distributions to shareholders from net investment income	(0.05)		(0.05)	(0.09)	(0.14)	(0.13)	(0.10)

Net asset value, end of period	$10.11		$10.42	$10.82	$10.62	$10.64	$10.47

Total Return(b)	(2.50)%		(3.28)%	2.71%	1.07%	2.90%	0.65%

Net assets, end of period (in 000’s)	$123		$126	$133	$179	$293	$287

Ratio of net expenses to average net assets	0.89	%(c)	0.88%	0.88%	0.88%	0.89%	0.88%

Ratio of total expenses to average net assets	0.90	%(c)	0.89%	0.90%	0.91%	0.91%	0.91%

Ratio of net investment income to average net assets	1.03	%(c)	0.46%	0.91%	1.27%	1.31%	1.03%

Portfolio turnover rate(d)	36%		41%	20%	29%	44%	35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

236	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Investor Shares(a)
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.41		$10.82	$10.62	$10.64	$10.47	$10.51

Net investment income(b)	0.08		0.10	0.14	0.18	0.19	0.16

Net realized and unrealized gain (loss)	(0.31)		(0.42)	0.20	(0.02)	0.16	(0.05)

Total from investment operations	(0.23)		(0.32)	0.34	0.16	0.35	0.11

Distributions to shareholders from net investment income	(0.07)		(0.09)	(0.14)	(0.18)	(0.18)	(0.15)

Net asset value, end of period	$10.11		$10.41	$10.82	$10.62	$10.64	$10.47

Total Return(c)	(2.18)%		(2.94)%	3.18%	1.53%	3.37%	1.01%

Net assets, end of period (in 000’s)	$141,856		$154,004	$175,488	$111,743	$65,719	$21,605

Ratio of net expenses to average net assets	0.43	%(d)	0.43%	0.43%	0.43%	0.44%	0.43%

Ratio of total expenses to average net assets	0.49	%(d)	0.47%	0.48%	0.49%	0.50%	0.50%

Ratio of net investment income to average net assets	1.48	%(d)	0.91%	1.31%	1.69%	1.79%	1.48%

Portfolio turnover rate(e)	36%		41%	20%	29%	44%	35%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	237

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class R6 Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2018(a)
			2022	2021	2020	2019
Per Share Data

Net asset value, beginning of period	$10.41		$10.81	$10.61	$10.64	$10.46	$10.45

Net investment income(b)	0.08		0.10	0.15	0.19	0.21	0.06

Net realized and unrealized gain (loss)	(0.31)		(0.40)	0.19	(0.03)	0.15	—	(c)

Total from investment operations	(0.23)		(0.30)	0.34	0.16	0.36	0.06

Distributions to shareholders from net investment income	(0.08)		(0.10)	(0.14)	(0.19)	(0.18)	(0.05)

Net asset value, end of period	$10.10		$10.41	$10.81	$10.61	$10.64	$10.46

Total Return(d)	(2.26)%		(2.79)%	3.24%	1.50%	3.51%	0.61%

Net assets, end of period (in 000’s)	$278,113		$303,269	$8,393	$5,992	$5,014	$10

Ratio of net expenses to average net assets	0.38	%(e)	0.37%	0.37%	0.37%	0.38%	0.36	%(e)

Ratio of total expenses to average net assets	0.40	%(e)	0.39%	0.39%	0.39%	0.40%	0.38	%(e)

Ratio of net investment income to average net assets	1.54	%(e)	0.97%	1.37%	1.75%	1.96%	1.64	%(e)

Portfolio turnover rate(f)	36%		41%	20%	29%	44%	35%

(a)	Commencement of operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

238	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class P Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2019(a)
			2022	2021	2020
Per Share Data

Net asset value, beginning of period	$10.41		$10.81	$10.61	$10.64	$10.46

Net investment income(b)	0.08		0.10	0.15	0.19	0.18

Net realized and unrealized gain (loss)	(0.30)		(0.40)	0.19	(0.03)	0.17

Total from investment operations	(0.22)		(0.30)	0.34	0.16	0.35

Distributions to shareholders from net investment income	(0.08)		(0.10)	(0.14)	(0.19)	(0.17)

Net asset value, end of period	$10.11		$10.41	$10.81	$10.61	$10.64

Total Return(c)	(2.16)%		(2.79)%	3.24%	1.50%	3.42%

Net assets, end of period (in 000’s)	$5,818,155		$8,839,327	$9,108,224	$5,572,014	$4,965,675

Ratio of net expenses to average net assets	0.38	%(d)	0.37%	0.37%	0.37%	0.38	%(d)

Ratio of total expenses to average net assets	0.40	%(d)	0.38%	0.39%	0.39%	0.40	%(d)

Ratio of net investment income to average net assets	1.52	%(d)	0.97%	1.36%	1.75%	1.86	%(d)

Portfolio turnover rate(e)	36%		41%	20%	29%	44%

(a)	Commencement of operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	239

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements

September 30, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Dynamic Municipal Income, Short Duration Tax-Free	A, C, Institutional, Service, Investor, R6, and P	Diversified
High Yield Municipal	A, C, Institutional, Investor, R6, and P	Diversified
Municipal Income Completion	Separate Account Institutional	Diversified

Class A Shares of the Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a front-end sales charge of up to 3.75%, 4.50% and 1.50%, respectively. Class C Shares of Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, 1.00% and 0.65%, respectively, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class P and Separate Account Institutional Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — it is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designees). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and

241

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Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an

242

GOLDMAN SACHS MUNICIPAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

243

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2022:

DYNAMIC MUNICIPAL INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bonds	$—	$7,860,848,999	$—

Corporate Bonds	—	11,186,884	37,734,144

Total	$—	$7,872,035,883	$37,734,144

Derivative Type

Assets(a)

Futures Contracts	$50,083,019	$—	$—

Credit Default Swap Contracts	—	12,634	—

Total	$50,083,019	$12,634	$—

HIGH YIELD MUNICIPAL FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bonds	$—	$8,166,887,924	$—

Corporate Bonds	—	21,399,560	71,184,382

Total	$—	$8,188,287,484	$71,184,382

Derivative Type

Assets(a)

Futures Contracts	$33,548,633	$—	$—

Credit Default Swap Contracts	—	463,915	—

Total	$33,548,633	$463,915	$—

MUNICIPAL INCOME COMPLETION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bonds	$—	$176,267,170	$—

Corporate Bonds	—	28,650	1,646,247

Total	$—	$176,295,820	$1,646,247

Derivative Type

Assets(a)

Futures Contracts	$1,187,946	$—	$—

(a)	Amount shown represents unrealized gain at period end.

244

GOLDMAN SACHS MUNICIPAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION TAX-FREE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bonds	$—	$7,982,315,934	$—

Corporate Bonds	—	4,873,109	—

Total	$—	$7,987,189,043	$—

Derivative Type

Assets(a)

Credit Default Swap Contracts	$—	$94,753	$—

(a)	Amount shown represents unrealized gain at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2022. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Dynamic Municipal Income
Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$12,634	—	$—
Interest Rate	Variation margin on futures contracts(a)	50,083,019	—	—
Total		$50,095,653		$—

High Yield Municipal
Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$463,915	—	$—
Interest Rate	Variation margin on futures contracts(a)	33,548,633	—	—
Total		$34,012,548		$—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of September 30, 2022 is reported within the Statements of Assets and Liabilities.

245

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Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Municipal Income Completion
Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest Rate	Variation margin on futures contracts(a)	$1,187,946	—	$—

Short Duration Tax-Free
Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$94,753	—	$—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of September 30, 2022 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Dynamic Municipal Income
Risk	Statements of Operations	Net Realized Gain (Loss) from Derivatives Contracts	Net Change in Unrealized Gain (Loss) on Derivatives Contracts
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$10,194	$(12,291)
Interest Rate	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	81,390,768	28,199,363
Total		$81,400,962	$28,187,072

High Yield Municipal
Risk	Statements of Operations	Net Realized Gain (Loss) from Derivatives Contracts	Net Change in Unrealized Gain (Loss) on Derivatives Contracts
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$364,008	$(299,201)
Interest Rate	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on futures contracts	72,645,451	13,946,950
Total		$73,009,459	$13,647,749

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4. INVESTMENTS IN DERIVATIVES (continued)

Municipal Income Completion
Risk	Statements of Operations	Net Realized Gain (Loss) from Futures Contracts	Net Change in Unrealized Gain (Loss) on Futures Contracts
Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$2,016,907	$635,974

Short Duration Tax-Free
Risk	Statements of Operations	Net Realized Gain (Loss) from Swap Contracts	Net Change in Unrealized Gain (Loss) on Swap Contracts
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$113,564	$(92,187)

For the six months ended September 30, 2022, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Notional Amounts(1)
Fund	Futures Contracts	Swap Contracts
Dynamic Municipal Income	3,011	$1,166,667
High Yield Municipal	2,282	28,000,000
Municipal Income Completion	66	—
Short Duration Tax-Free	—	8,750,000

(1)	Amounts disclosed represent average number of contracts for futures contracts or notional amounts for swap agreements, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended September 30, 2022.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

With the exception of the Municipal Income Completion Fund, as compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. The Municipal Income Completion Fund does not pay a management fee to GSAM. However, the Fund is used exclusively to implement municipal investment strategies for separately managed account clients of GSAM that participate in certain “wrap-fee” programs.

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Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2022, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Dynamic Municipal Income	0.40%	0.36%	0.34%	0.34%	0.33%	0.36%	0.36%
High Yield Municipal	0.55	0.55	0.50	0.48	0.47	0.50	0.50
Short Duration Tax-Free	0.39	0.35	0.33	0.33	0.32	0.35	0.35

B.  Distribution and/or Service (12b-1 Plans) — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the applicable Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service
Distribution and/or Service Plan	0.25%	0.75%	0.25%

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

For the six months ended September 30, 2022, Goldman Sachs agreed to waive a portion of the distribution and/or service fees equal to 0.35% as an annual percentage rate of the average daily net assets attributable to Class C Shares of the Short Duration Tax-Free Fund. This arrangement will remain in place through at least July 29, 2023. Prior to such date, Goldman Sachs may not terminate this arrangement without the approval of the Trustees.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2022, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Dynamic Municipal Income	$7,985	$—
High Yield Municipal	10,807	—
Short Duration Tax-Free	347	—

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; 0.04% of the average daily net assets of Institutional and Service Shares; and 0.02% of the average daily net assets of Separate Account Institutional Shares. Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.02% and 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the High Yield Municipal and Short Duration Tax-Free Funds, respectively. Goldman Sachs also agreed to reduce or limit its transfer agency fee to 0.00% as an annual percentage rate of the average daily net assets attributable to Separate Account Institutional Shares of the Municipal Income Completion Fund. These arrangements will remain in effect through at least July 29, 2023, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees. Prior to July 29, 2022, Goldman Sachs waived a portion of the transfer agency fee equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor shares of the Short Duration Tax-Free Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets is 0.004% for Dynamic Municipal Income, High Yield Municipal, Short Duration Tax-Free Funds and 0.00% for Municipal Income Completion Fund. These Other Expense limitations will remain in place through at least July 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

	Fee Waivers
Fund	Class C Distribution and Service Fee	Transfer Agency Waivers/Credits		Other Expense Reimbursements	Total Expense Reductions
Dynamic Municipal Income	$—	$—		$717,091	$717,091
High Yield Municipal	—	106,697	(a)	764,477	871,174
Municipal Income Completion	—	20,022		178,458	198,480
Short Duration Tax-Free	17,922	71,159	(a)	834,361	923,442
(a)	Applicable to Class A, Class C and Investor Shares.

G.  Line of Credit Facility — As of September 30, 2022, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to

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Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2022, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

H.  Other Transactions with Affiliates — As of September 30, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Service
Dynamic Municipal Income	16%

A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees.

For the six months ended September 30, 2022, the purchase and sale transactions and related net realized gain (loss) for the Funds with an affiliated fund in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Dynamic Municipal Income	$266,480,920	$381,147,989	$(20,026,313)
High Yield Municipal	16,543,600	202,664,565	(9,320,257)
Municipal Income Completion	9,597,807	15,647,315	(1,419,251)
Short Duration Tax-Free	516,395,992	242,523,460	(11,842,974)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2022, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Dynamic Municipal Income	$—	$1,291,103,498	$—	$2,764,350,073
High Yield Municipal	—	1,239,343,051	—	2,134,484,396
Municipal Income Completion	—	77,806,399	—	72,245,418
Short Duration Tax-Free	24,757,896	3,324,015,803	24,587,807	6,594,497,061

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7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2022, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Dynamic Municipal Income	High Yield Municipal	Municipal Income Completion	Short Duration Tax-Free
Capital loss carryforwards:
Perpetual Short-Term	$(254,051,738)	$(310,682,673)	$—	$(26,578,110)
Perpetual Long-Term	—	(76,796,044)	—	(27,159,408)
Total capital loss carryforwards	$(254,051,738)	$(387,478,717)	$—	$(53,737,518)
Timing differences (Post October Loss Deferral, Defaulted Bond Income and Distributions Payable)	$(9,495,443)	$(10,508,783)	$(207,703)	$(69,726,022)

As of September 30, 2022, the Funds’ aggregate securities unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Dynamic Municipal Income	High Yield Municipal	Municipal Income Completion	Short Duration Tax-Free
Tax Cost	$8,714,382,113	$9,182,943,661	$206,716,180	$8,259,753,997
Gross unrealized gain	25,952,185	164,245,160	85,795	6,574,801
Gross unrealized loss	(830,564,271)	(1,087,716,955)	(28,859,908)	(279,139,755)
Net unrealized gain (loss)	$(804,612,086)	$(923,471,795)	$(28,774,113)	$(272,564,954)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, differences in the tax treatment of swap transactions, and market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (together, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks refer to the risks of loss resulting from insufficient documentation, or legality or enforceability of a contract. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

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Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

8. OTHER RISKS (continued)

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a Designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

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8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Dynamic Municipal Income Fund

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Fiscal Year Ended March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	11,172,568	$169,597,949	24,035,764	$401,861,311
Reinvestment of distributions	873,581	13,197,537	1,565,685	26,033,103
Shares redeemed	(25,894,969)	(392,688,603)	(28,708,626)	(476,003,236)
	(13,848,820)	(209,893,117)	(3,107,177)	(48,108,822)
Class C Shares
Shares sold	724,542	10,965,012	1,601,928	26,838,276
Reinvestment of distributions	61,076	922,712	88,184	1,466,160
Shares redeemed	(1,647,815)	(24,925,118)	(1,714,939)	(28,559,585)
	(862,197)	(13,037,394)	(24,827)	(255,149)
Institutional Shares
Shares sold	102,998,887	1,560,634,690	106,361,167	1,772,929,202
Reinvestment of distributions	3,082,800	46,532,311	5,259,511	87,346,842
Shares redeemed	(133,371,250)	(2,022,044,494)	(77,630,429)	(1,280,276,972)
	(27,289,563)	(414,877,493)	33,990,249	579,999,072
Service Shares
Shares sold	—	—	—	—
Reinvestment of distributions	3	43	4	69
Shares redeemed	—	—	—	—
	3	43	4	69
Investor Shares
Shares sold	37,062,731	561,241,347	41,956,371	698,566,082
Reinvestment of distributions	1,186,511	17,895,904	1,823,620	30,243,937
Shares redeemed	(44,414,960)	(672,770,915)	(22,008,256)	(362,246,818)
	(6,165,718)	(93,633,664)	21,771,735	366,563,201
Class R6 Shares
Shares sold	2,546,767	38,608,164	6,346,136	105,873,398
Reinvestment of distributions	104,580	1,579,306	154,463	2,563,437
Shares redeemed	(3,928,055)	(59,487,532)	(1,927,583)	(31,819,908)
	(1,276,708)	(19,300,062)	4,573,016	76,616,927
Class P Shares
Shares sold	25,624,634	389,841,163	77,180,945	1,293,755,762
Reinvestment of distributions	1,968,742	29,761,042	3,612,672	59,971,706
Shares redeemed	(81,209,939)	(1,228,935,204)	(37,285,771)	(614,766,042)
	(53,616,563)	(809,332,999)	43,507,846	738,961,426

NET INCREASE/(DECREASE)	(103,059,566)	$(1,560,074,686)	100,710,846	$1,713,776,724

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Municipal Fund

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Fiscal Year Ended March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	12,858,035	$119,712,771	15,718,918	$166,920,047
Reinvestment of distributions	814,991	7,527,694	1,367,738	14,444,007
Shares redeemed	(16,167,389)	(150,716,012)	(19,085,592)	(201,344,310)
	(2,494,363)	(23,475,547)	(1,998,936)	(19,980,256)
Class C Shares
Shares sold	783,736	7,300,018	1,645,557	17,550,032
Reinvestment of distributions	94,424	872,503	147,891	1,560,160
Shares redeemed	(1,783,693)	(16,487,254)	(1,674,075)	(17,601,320)
	(905,533)	(8,314,733)	119,373	1,508,872
Institutional Shares
Shares sold	87,836,727	818,531,550	99,816,354	1,058,131,502
Reinvestment of distributions	2,846,901	26,294,677	4,394,598	46,313,315
Shares redeemed	(109,192,610)	(1,015,663,141)	(55,724,676)	(581,805,532)
	(18,508,982)	(170,836,914)	48,486,276	522,639,285
Investor Shares
Shares sold	22,361,999	208,515,820	25,312,083	268,864,000
Reinvestment of distributions	1,033,015	9,551,765	1,693,533	17,880,365
Shares redeemed	(29,903,612)	(277,025,688)	(16,908,475)	(177,331,196)
	(6,508,598)	(58,958,103)	10,097,141	109,413,169
Class R6 Shares
Shares sold	877,113	8,125,597	642,556	6,871,403
Reinvestment of distributions	22,825	210,001	35,546	373,752
Shares redeemed	(400,276)	(3,581,114)	(676,174)	(6,745,802)
	499,662	4,754,484	1,928	499,353
Class P Shares
Shares sold	151,080,654	1,398,334,873	158,138,125	1,679,724,607
Reinvestment of distributions	14,307,814	132,106,135	24,314,923	256,322,118
Shares redeemed	(237,669,903)	(2,198,843,464)	(145,195,767)	(1,514,692,738)
	(72,281,435)	(668,402,456)	37,257,281	421,353,987

NET INCREASE/(DECREASE)	(100,199,249)	$(925,233,269)	93,963,063	$1,035,434,410

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Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Municipal Income Completion Fund

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Fiscal Year Ended March 31, 2022

	Shares	Dollars	Shares	Dollars

Separate Account Institutional Shares
Shares sold	4,353,156	$41,674,440	11,899,829	$129,003,913
Reinvestment of distributions	340,347	3,243,318	391,488	4,201,498
Shares redeemed	(4,714,344)	(45,383,681)	(1,812,740)	(19,410,287)

NET INCREASE/(DECREASE)	(20,841)	$(465,923)	10,478,577	$113,795,124

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Tax-Free Fund

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Fiscal Year Ended March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,476,199	$46,162,943	7,084,774	$76,358,080
Reinvestment of distributions	84,886	874,676	104,902	1,130,045
Shares redeemed	(7,014,322)	(72,381,504)	(11,004,539)	(118,652,801)
	(2,453,237)	(25,343,885)	(3,814,863)	(41,164,676)
Class C Shares
Shares sold	174,927	1,798,706	218,073	2,363,659
Reinvestment of distributions	3,165	32,548	2,034	21,882
Shares redeemed	(245,829)	(2,534,422)	(393,378)	(4,245,678)
	(67,737)	(703,168)	(173,271)	(1,860,137)
Institutional Shares
Shares sold	60,309,602	621,926,582	140,049,807	1,509,919,118
Reinvestment of distributions	724,272	7,452,435	991,377	10,656,424
Shares redeemed	(109,086,372)	(1,124,011,044)	(151,648,001)	(1,628,592,534)
	(48,052,498)	(494,632,027)	(10,606,817)	(108,016,992)
Service Shares
Shares sold	—	—	2,304	25,000
Reinvestment of distributions	59	606	55	592
Shares redeemed	(16)	(169)	(2,568)	(27,841)
	43	437	(209)	(2,249)
Investor Shares
Shares sold	8,329,936	85,834,734	14,258,158	153,466,994
Reinvestment of distributions	104,381	1,074,153	159,020	1,709,206
Shares redeemed	(9,192,301)	(94,918,335)	(15,852,805)	(169,359,133)
	(757,984)	(8,009,448)	(1,435,627)	(14,182,933)
Class R6 Shares
Shares sold	7,954,407	81,996,294	36,272,487	388,483,591
Reinvestment of distributions	20,887	214,649	13,123	140,126
Shares redeemed	(9,590,777)	(98,778,847)	(7,922,010)	(83,867,771)
	(1,615,483)	(16,567,904)	28,363,600	304,755,946
Class P Shares
Shares sold	83,139,305	857,506,779	490,367,780	5,294,856,584
Reinvestment of distributions	4,891,890	50,331,637	8,501,219	91,320,315
Shares redeemed	(361,509,280)	(3,726,091,797)	(492,116,679)	(5,281,441,780)
	(273,478,085)	(2,818,253,381)	6,752,320	104,735,119

NET INCREASE/(DECREASE)	(326,424,981)	$(3,363,509,376)	19,085,133	$244,264,078

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GOLDMAN SACHS MUNICIPAL FUNDS

Fund Expenses — Six Month Period Ended September 30, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Separate Account Institutional, Service, Investor, Class R6, or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and redemption fees (with respect to Class A, Class C, Institutional, Investor and Class R6 Shares, if any); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Separate Account Institutional, Service, Investor, Class R6, or Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 through September 30, 2022, which represents a period of 183 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Dynamic Municipal Income Fund				High Yield Municipal Fund				Municipal Income Completion Fund				Short Duration Tax-Free Fund
Share Class	Beginning Account Value 4/1/22	Ending Account Value 9/30/22		Expenses Paid for the 6 months ended 9/30/2022*	Beginning Account Value 4/1/22	Ending Account Value 9/30/22		Expenses Paid for the 6 months ended 9/30/2022*	Beginning Account Value 4/1/22	Ending Account Value 9/30/22		Expenses Paid for the 6 months ended 9/30/2022*	Beginning Account Value 4/1/22	Ending Account Value 9/30/22		Expenses Paid for the 6 months ended 9/30/2022*
Class A
Actual	$1,000.00	$933.07		$3.54	$1,000.00	$894.27		$4.05	N/A	N/A		N/A	$1,000.00	$977.00		$3.37
Hypothetical 5% return	1,000.00	1,021.41	+	3.70	1,000.00	1,020.79	+	4.32	N/A	N/A		N/A	1,000.00	1,021.66	+	3.44
Class C
Actual	1,000.00	930.20		7.16	1,000.00	890.90		7.60	N/A	N/A		N/A	1,000.00	974.05		5.34
Hypothetical 5% return	1,000.00	1,017.65	+	7.49	1,000.00	1,017.03	+	8.11	N/A	N/A		N/A	1,000.00	1,019.66	+	5.46
Institutional
Actual	1,000.00	934.57		1.94	1,000.00	895.67		2.58	N/A	N/A		N/A	1,000.00	978.36		1.93
Hypothetical 5% return	1,000.00	1,023.06	+	2.03	1,000.00	1,022.34	+	2.75	N/A	N/A		N/A	1,000.00	1,023.12	+	1.97
Separate Account Institutional
Actual	N/A	N/A		N/A	N/A	N/A		N/A	$1,000.00	$910.85		$0.00	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,025.07	+	0.00	N/A	N/A		N/A
Service
Actual	1,000.00	932.61		4.38	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	974.97		4.40
Hypothetical 5% return	1,000.00	1,020.54	+	4.58	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,020.61	+	4.50
Investor
Actual	1,000.00	934.79		2.33	1,000.00	895.52		2.87	N/A	N/A		N/A	1,000.00	978.17		2.13
Hypothetical 5% return	1,000.00	1,022.66	+	2.44	1,000.00	1,022.05	+	3.06	N/A	N/A		N/A	1,000.00	1,022.92	+	2.18
Class R6
Actual	1,000.00	935.26		1.90	1,000.00	895.59		2.53	N/A	N/A		N/A	1,000.00	977.44		1.88
Hypothetical 5% return	1,000.00	1,023.11	+	1.98	1,000.00	1,022.40	+	2.70	N/A	N/A		N/A	1,000.00	1,023.17	+	1.92
Class P
Actual	1,000.00	934.67		1.90	1,000.00	895.59		2.54	N/A	N/A		N/A	1,000.00	978.41		1.88
Hypothetical 5% return	1,000.00	1,023.11	+	1.99	1,000.00	1,022.39	+	2.71	N/A	N/A		N/A	1,000.00	1,023.17	+	1.93

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Separate Account Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class P Shares
Dynamic Municipal Income	0.73%	1.48%	0.40%	N/A	0.90%	0.48%	0.39%	0.39%
High Yield Municipal	0.85	1.60	0.54	N/A	N/A	0.60	0.53	0.53
Municipal Income Completion	N/A	N/A	N/A	0.00%	N/A	N/A	N/A	N/A
Short Duration Tax-Free	0.68	1.08	0.39	N/A	0.89	0.43	0.38	0.38

258

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund, and Goldman Sachs Short Duration Tax-Free Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2021, and (with the exception of the Municipal Income Completion Fund) updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2022. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent

260

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Dynamic Municipal Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2022. They noted that the High Yield Municipal Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2022. The Trustees observed that the Special Account Institutional Shares of the Municipal Income Completion Fund had placed in the top half of the Fund’s peer group for the one-year period ended December 31, 2021, and had outperformed the Fund’s benchmark index for the one- and three-year periods ended March 31, 2022. They noted that the Short Duration Tax-Free Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the five- and ten-year periods and underperformed for the one- and three-year periods ended March 31, 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund under its respective Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

The Trustees also considered that the Municipal Income Completion Fund would be used exclusively to implement investment strategies for separately managed account (“SMA”) clients of the Investment Adviser that participate in certain “wrap-fee” programs, including programs sponsored by investment advisers and broker-dealers not affiliated with the Investment Adviser. The Trustees noted that the Municipal Income Completion Fund would not pay the Investment Adviser a management fee under the terms of the Management Agreement, but that the Investment Adviser would receive fees for managing the SMAs that invest in the Municipal Income Completion Fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints, as applicable, to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Short Duration Tax-Free Fund that would have the effect of decreasing expenses of Class A, Class C, and Investor Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds (except for the Municipal Income Completion Fund), comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

261

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Dynamic Municipal Income Fund	High Yield Municipal Fund	Short Duration Tax-Free Fund

First $1 billion	0.40%	0.55%	0.39%

Next $1 billion	0.36	0.55	0.35

Next $3 billion	0.34	0.50	0.33

Next $3 billion	0.34	0.48	0.33

Over $8 billion	0.33	0.47	0.32

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds (except the Municipal Income Completion Fund) and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the relevant Funds; the relevant Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the relevant Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the distribution and service fees paid by the Short Duration Tax-Free Fund’s Class C Shares and a portion of the transfer agency fees paid by the High Yield Municipal Fund’s and Short Duration Tax-Free Fund’s Class A, Class C, and Investor Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund, which each had asset levels above at least the first breakpoint during the prior fiscal year.

With respect to the Municipal Income Fund, the Trustees did not place emphasis on the extent to which economies of scale would be shared with the Fund and its shareholders if the Fund’s assets exceeded specified levels because the Fund does not pay a management fee to the Investment Adviser and the Investment Adviser waives and/or reimburses the Fund’s expenses.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman

262

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each Fund until June 30, 2023.

263

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.19 trillion in assets under supervision as of September 30, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[4]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[5]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Gregory G. Weaver Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of September 30, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2022 Goldman Sachs. All rights reserved. 297964-OTU-11/2022 TFFISAR-22

Goldman Sachs Short Duration and Government

Fixed Income Funds

∎	ENHANCED INCOME

∎	GOVERNMENT INCOME

∎	INFLATION PROTECTED SECURITIES

∎	SHORT DURATION BOND

∎	SHORT DURATION GOVERNMENT

∎	SHORT-TERM CONSERVATIVE INCOME

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Short Duration and Government Fixed Income Funds

The following are highlights both of key factors affecting the fixed income market and of any changes made to the Goldman Sachs Short Duration and Government Fixed Income Funds (the “Funds”) during the six months ended September 30, 2022 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review of the market and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended March 31, 2023.

Market and Economic Review

∎

During the Reporting Period, the performance of the global fixed income markets was broadly influenced by central bank monetary policy, rising interest rates, inflationary trends, slowing economic growth and geopolitical pressures.

∎	The broad global investment grade bond market, as represented by the Bloomberg Global Aggregate Index (Gross, USD, hedged)[i], returned -7.49%.

∎	The Bloomberg U.S. Aggregate Bond Indexii, representing the broad U.S. fixed income market, returned -9.22%.

∎

Global economic activity moderated during the Reporting Period, as central banks grew increasingly hawkish and financial conditions tightened. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

∎

Inflationary pressures were persistent, with food and energy prices reaching a four-decade high during September 2022 amid continued supply and demand imbalances driven by geopolitical turmoil, including the Russia/Ukraine war, and COVID-19 flareups in China.

∎	Higher inflation led to weaker consumer purchasing power and less favorable consumer sentiment, which, in turn, weighed on consumption. However, job creation remained strong, especially in the U.S.

∎	Many central banks around the world tightened monetary policy during the Reporting Period in an effort to tame inflation.

∎

The People’s Bank of China was a notable exception as policymakers engaged in measured and selective easing to address economic growth headwinds from a property market downturn and ongoing COVID-19 restrictions in the country.

∎

In the U.S., the Federal Reserve (the “Fed”), which had initially raised the targeted federal funds (“fed funds”) rate by 25 basis points in March 2022, continued on its rate hiking path. (A basis point is 1/100th of a percentage point.)

∎	In May 2022, policymakers lifted the targeted fed funds rate by 50 basis points to a range between 0.75% and 1.00%.

∎	On June 1st, the Fed began to reduce the size of its balance sheet.

∎

In mid-June, policymakers raised the targeted fed funds rate by 75 basis points to a range between 1.50% to 1.75%—the largest single rate increase since 1994—and signaled they would continue tightening monetary policy at an aggressive pace.

∎	During July, the Fed hiked the targeted fed funds rate another 75 basis points, though comments by Fed Chair Jerome Powell suggested a potential deceleration in the pace of future rate hikes.

∎

At the Fed’s Jackson Hole symposium in August, Powell dispelled near-term prospects of a policy pivot, stressing that Fed officials remained committed to “restoring price stability” and acknowledging this might require “a restrictive policy stance for some time.”

∎

During September, the Fed raised the targeted fed funds rate an additional 75 basis points—to a range of 3.00% to 3.25%, with many market participants anticipating further rate hikes in the months ahead.

∎

The Reporting Period closed on a volatile note as markets responded to the hawkish Fed monetary policy outlook, heightened geopolitical uncertainty, energy disruptions in Europe and proposed budget from the U.K. government that sought to support economic growth through personal and corporate tax cuts and supply-side reforms. (Supply-side economics is a theory that maintains that increasing the supply of goods and services is the engine for economic growth.) (After the end of the Reporting Period, the proposed U.K. budget was withdrawn as concerns about U.K. fiscal policy and its inflationary implications drove a sharp rise in U.K. government bond yields and further tightening of global financial conditions.)

[i]

The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from 28 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

ii

The Bloomberg U.S. Aggregate Bond Index is a broad-based fixed income index that includes bonds of investment grade quality or better, including corporate bonds, U.S. Treasury securities, mortgage-backed securities, asset backed securities and municipal bonds.

                1

∎

For the Reporting Period overall, U.S. Treasury yields rose significantly across the yield curve, or spectrum of maturities, though shorter-term U.S. Treasury yields rose more dramatically than intermediate- and longer-term U.S. Treasury yields.

∎

During the Reporting Period as a whole, spread, or non-government bond, sectors generated negative absolute returns. External and local emerging markets debt were among the worst performers, followed by U.S. investment grade corporate bonds, Treasury inflation protected securities, U.S. high yield corporate bonds and U.S. mortgage-backed securities—with each sector underperforming U.S. Treasuries during the Reporting Period. High yield loans, asset-backed securities and commercial mortgage-backed securities also recorded negative returns, though to a lesser extent and outperformed U.S. Treasuries during the Reporting Period.

Fund Changes and Highlights

Goldman Sachs Enhanced Income Fund

∎

In June 2022, David Fishman, Managing Director and Head of Liquidity Solutions within Goldman Sachs Asset Management, L.P. (“GSAM”), announced his intention to retire from GSAM, effective December 31, 2022. As of October 1, 2022, just after the close of the Reporting Period, Mr. Fishman no longer served as a portfolio manager for the Fund. John Olivo, Managing Director and Global Head of Short Duration Strategies within GSAM, continues to serve as portfolio manager for the Fund.

∎

The Fund’s increased allocation to corporate obligations generally and to investment grade corporate credit more specifically during the Reporting Period was implemented given our view that valuations were attractive and fundamentals remained strong for the sector, despite elevated macro uncertainties.

∎

Technical, or supply and demand, dynamics also turned favorable during the Reporting Period, in our opinion, given a widely anticipated slowdown in new supply and increased demand from yield-oriented investors seeking high quality fixed income assets.

Goldman Sachs Government Income Fund

∎

Effective at the close of business on March 31, 2022, Raghavan Gopalsamy, Vice President, and Jon Calluzzo, Vice President, began serving as portfolio managers for the Funds. Peter Stone, Managing Director, continues to serve as a portfolio manager for the Funds.

∎

The Fund’s increased allocation to Federal agencies generally and to agency mortgage-backed securities more specifically during the Reporting Period was based on our view of investment opportunities available and of forward-looking return potential for these securities.

∎	Agency mortgage-backed securities spreads, or yield differentials to duration-equivalent U.S. Treasuries, had widened significantly during the Reporting Period.

∎

We developed a constructive view on the sector given historically wide valuations, elevated carry and our expectations for favorable supply and demand dynamics ahead. (Carry is the yield advantage of holding an asset.)

Goldman Sachs Inflation Protected Securities Fund

∎

Effective at the close of business on March 31, 2022, Raghavan Gopalsamy, Vice President, and Jon Calluzzo, Vice President, began serving as portfolio managers for the Funds. Peter Stone, Managing Director, continues to serve as a portfolio manager for the Funds.

2

Goldman Sachs Short Duration Bond Fund

∎

In June 2022, David Fishman, Managing Director and Head of Liquidity Solutions within Goldman Sachs Asset Management, L.P. (“GSAM”), announced his intention to retire from GSAM, effective December 31, 2022. As of October 1, 2022, just after the close of the Reporting Period, Mr. Fishman no longer served as a portfolio manager for the Fund. John Olivo, Managing Director and Global Head of Short Duration Strategies within GSAM, continues to serve as portfolio manager for the Fund.

∎

The Fund underperformed its benchmark, the Goldman Sachs Short Duration Bond Fund Composite Index (the “Short Duration Bond Composite”), comprised 50% of the Bloomberg U.S. 1-3 Year Corporate Bond Index and 50% of the Bloomberg U.S. 1-3 Year Government Bond Index, during the Reporting Period.

∎	The Fund’s cross-sector strategy detracted most from relative results, driven primarily by significant exposures to collateralized loan obligations (“CLOs”) and high yield corporate bonds.

∎

CLO spreads, or yield differentials to duration-equivalent U.S. Treasuries, widened during the Reporting Period to levels seen during the peak of the COVID-19 crisis, driven by concerns around market volatility and risk-averse investor sentiment.

∎

Weakness among high yield corporate bonds was driven by significant moves in the rates markets, hawkish narratives by global central banks and resurfacing recessionary fears. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

∎

Also within the cross-sector strategy, the Fund’s barbell strategy within its U.S. rates positioning, used to hedge credit beta risk, detracted. More specifically, the Fund had exposure to the seven-year portion of the U.S. Treasury yield curve, which hurt. (A barbell strategy is one in which investments are heavily weighted at both ends of a maturity timeline with less, if any, in intermediate-term maturities. Beta is a measure of the volatility–or systematic risk–of a security or portfolio compared to the market as a whole.)

∎

Overall, the Fund’s issue selection added value to relative results, especially among specific high yield industrial securities within corporate bond selection. However, individual issue selection among CLOs and mortgage-backed securities detracted from the Fund’s performance during the Reporting Period.

∎

The Fund’s duration and yield curve positioning strategy contributed positively to relative performance during the Reporting Period, driven primarily by its exposure to the one-year and five-year segments of the U.S. Treasury yield curve.

Goldman Sachs Short Duration Government Fund

∎

In June 2022, David Fishman, Managing Director and Head of Liquidity Solutions within Goldman Sachs Asset Management, L.P. (“GSAM”), announced his intention to retire from GSAM, effective December 31, 2022. As of October 1, 2022, just after the close of the Reporting Period, Mr. Fishman no longer served as a portfolio manager for the Fund. John Olivo, Managing Director and Global Head of Short Duration Strategies within GSAM, continues to serve as portfolio manager for the Fund.

∎	The Fund underperformed its benchmark, the ICE BofA Two-Year U.S. Treasury Note Index (“Two-Year U.S. Treasury Note Index”) during the Reporting Period.

∎	The Fund’s cross-sector strategy detracted most from relative results, driven primarily by significant exposures to mortgage-backed securities.

∎

During the Reporting Period, we increased the Fund’s exposure to mortgage-backed securities, which hurt, as the sector suffered in August and September 2022 from numerous headwinds, including persistent rate volatility and reduced investor demand.

∎

Heightened market volatility amid rising interest rates and risk-averse investor sentiment pressured mortgage-backed securities, and securitized credit spreads widened to levels seen during the peak of the COVID-19 crisis.

∎

Overall, the Fund’s issue selection added value to relative results, especially among specific agency securities within the government/swaps sector. However, individual issue selection among mortgage-backed securities within the securitized sector dampened the Fund’s performance during the Reporting Period.

∎

The Fund’s duration and yield curve positioning strategy contributed positively to relative performance during the Reporting Period, driven primarily by its exposure to the two-year segment of the U.S. Treasury yield curve.

                3

∎

During the Reporting Period, we increased the Fund’s allocation to Federal agencies generally, but within the sector, we increased exposure to mortgage-backed securities and reduced exposure to agency securities. This positioning was based on our view of investment opportunities available and of forward-looking return potential for mortgage-backed securities.

∎

During the Reporting Period, mortgage-backed securities as a whole suffered many headwinds, including persistent rate volatility and reduced investor demand. However, these securities tend to exhibit resilience as the economy slows and the technical, or supply/demand, backdrop, is balanced.

∎	The rate-sensitive housing market had begun to slow toward the end of the Reporting Period in response to higher interest rates, and we expected home prices to moderate in the near term.

∎

Further, we developed a constructive view on mortgage-backed securities given historically wide valuations and the elevated level of spreads, or yield differentials to duration-equivalent U.S. Treasuries, that enables the Fund to benefit from the carry of these securities. Our expectations for favorable supply and demand dynamics ahead also buoyed our view. (Carry is the yield advantage of holding an asset.)

Goldman Sachs Short-Term Conservative Income Fund

∎

In June 2022, David Fishman, Managing Director and Head of Liquidity Solutions within Goldman Sachs Asset Management, L.P. (“GSAM”), announced his intention to retire from GSAM, effective December 31, 2022. As of October 1, 2022, just after the close of the Reporting Period, Mr. Fishman no longer served as a portfolio manager for the Fund. John Olivo, Managing Director and Global Head of Short Duration Strategies within GSAM, continues to serve as portfolio manager for the Fund.

4

FUND BASICS

    Enhanced Income Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	ICE BofAML One-Year U.S. Treasury Note Index[2]	Enhanced Income Fund Composite[3]	ICE BofAML Six-Month U.S. Treasury Bill Index[2]	30-Day Standardized Subsidized Yield[4]	30-Day Standardized Unsubsidized Yield[4]

Class A	-1.35%	-0.94%	-0.23%	0.49%	3.45%	3.43%
Administration	-1.25	-0.94	-0.23	0.49	3.42	3.41
Institutional	-1.24	-0.94	-0.23	0.49	3.68	3.66
Service	-1.49	-0.94	-0.23	0.49	3.17	3.16
Investor	-1.28	-0.94	-0.23	0.49	3.60	3.58
Class R6	-1.23	-0.94	-0.23	0.49	3.69	3.67
Class P	-1.23	-0.94	-0.23	0.49	3.69	3.67

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The ICE BofAML Six-Month U.S. Treasury Bill Index measures the performance of Treasury Bills with time to maturity of less than 6 months. The ICE BofAML One-Year U.S. Treasury Note Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year. The ICE BofAML Six-Month U.S. Treasury Bill Index and ICE BofAML One-Year U.S. Treasury Note Index, as reported by Bank of America Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The Enhanced Income Fund Composite is a composite benchmark comprised of the ICE BofAML Six-Month U.S. Treasury Bill Index (50%) and the ICE BofAML One-Year U.S. Treasury Note Index (50%).
[4]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                5

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short- term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

~

“Agency Debentures” include agency securities offered by companies such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”), which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

    Government Income Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	Bloomberg U.S. Government/ Mortgage Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-8.92%	2.57%	-8.37%	2.87%
Class C	-9.27	1.90	-8.37	2.21
Institutional	-8.80	3.00	-8.37	3.29
Service	-9.04	2.50	-8.37	2.79
Investor	-8.81	2.92	-8.37	3.23
Class R6	-8.79	3.02	-8.37	3.31
Class R	-9.12	2.41	-8.37	2.73
Class P	-8.79	3.02	-8.37	3.31

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The Bloomberg U.S. Government/Mortgage Index an unmanaged index, measures the performance of U.S. government bonds and mortgage-related securities. The Bloomberg U.S. Government/Mortgage Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                7

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

‡

“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

~

“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

    Inflation Protected Securities Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	Bloomberg U.S. TIPS Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-11.09%	1.05%	-10.92%	1.10%
Class C	-11.51	0.30	-10.92	0.36
Institutional	-10.96	1.45	-10.92	1.51
Investor	-10.99	1.37	-10.92	1.42
Class R6	-10.95	1.46	-10.92	1.51
Class R	-11.26	0.83	-10.92	0.88
Class P	-10.94	1.46	-10.92	1.51

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/ or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical. The Fund invests in US TIPS bonds and similar inflation protected securities, and the 30-Day Standardized Yield of the Fund, as quoted above, includes the positive or negative income effect on those bonds of changes in the rate of inflation. When inflation factors increase, we expect the Fund’s 30-Day Standardized Yield to be higher than if the effects of inflation were excluded, and when the inflation factors decrease, we expect the Fund’s 30-Day Standardized Yield to be lower than if the effects of inflation were excluded. Relatively small changes in the rate of inflation can have significant positive or negative impacts on the 30-Day Standardized Yield of the Fund. To the extent the Yield shown above includes the positive effect of a rise in inflation, it may not be repeated.

[3]

The Bloomberg U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The Bloomberg U.S. TIPS Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                9

FUND BASICS

FUND COMPOSITION *

Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

**	“U.S. Treasury Obligations” percentages are grouped by effective maturity. The weighted average maturity was 8.26% and 9.64% years, respectively, at September 30, 2022 and March 31, 2022.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

    Short Duration Bond Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022– September 30, 2022	Fund Total Return (based on NAV)[1]	Bloomberg U.S. 1-3 Year Government Bond Index[2]	Goldman Sachs Short Duration Bond Fund Composite Index[3]	Bloomberg U.S. 1-3 Year Corporate Bond Index[4]	Goldman Sachs Short Duration Income Fund Composite Index[5]	Bloomberg U.S. 1-5 Year Corporate Bond Index[6]	Bloomberg U.S. 1-5 Year Government Bond Index[7]	30-Day Standardized Subsidized Yield[8]	30-Day Standardized Unsubsidized Yield[8]

Class A	-3.99%	-2.05%	-2.14%	-2.23%	-3.46%	-3.85%	-3.07%	3.79%	3.73%
Class C	-4.18	-2.05	-2.14	-2.23	-3.46	-3.85	-3.07	3.44	3.02
Institutional	-3.83	-2.05	-2.14	-2.23	-3.46	-3.85	-3.07	4.16	4.12
Investor	-3.86	-2.05	-2.14	-2.23	-3.46	-3.85	-3.07	4.10	4.04
Class R6	-3.83	-2.05	-2.14	-2.23	-3.46	-3.85	-3.07	4.17	4.13
Class R	-4.10	-2.05	-2.14	-2.23	-3.46	-3.85	-3.07	3.59	3.53
Class P	-3.82	-2.05	-2.14	-2.23	-3.46	-3.85	-3.07	4.15	4.10

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The Bloomberg US 1-3 Year Government Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government 1-3 Year Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year and less than five years) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The U.S. Government Index is a component of the U.S. Government/Credit Index and the U.S. Aggregate Index. It is not possible to invest directly in an unmanaged index.

[3]	The Goldman Sachs Short Duration Bond Fund Composite Index is comprised of the Bloomberg U.S. 1-3 Year Corporate Bond Index (50%) and the Bloomberg U.S. 1-3 Year Government Bond Index (50%).
[4]

The Bloomberg U.S. 1-3 Year Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

[5]	The Goldman Sachs Short Duration Income Fund Composite Index is comprised of the Bloomberg U.S. 1-5 Year Corporate Bond Index (50%) and the Bloomberg U.S. 1-5 Year Government Bond Index (50%).
[6]

The Bloomberg U.S. 1-5 Year Corporate Bond Index provides a broad based measure of the global investment grade corporate sector with final maturities ranging between one and five years. The corporate sectors include industrial, utility and finance, for U.S. and non-U.S. corporations. The Bloomberg U.S. 1-5 Year Corporate Bond Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[7]

The Bloomberg U.S. 1-5 Year Government Bond Index provides a broad based measure of securities issued by the U.S. government with final maturities ranging from one to five years. This includes public obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. The Bloomberg U.S. 1-5 Year Government Bond Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[8]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                11

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

‡

“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

    Short Duration Government Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[g]	30-Day Standardized Unsubsidized Yield[1]	ICE BofAML Two-Year U.S. Treasury Note Index[2]	30-Day Standardized Subsidized Yield[1]

Class A	-3.59%	2.69%	-2.14%	2.78%
Class C	-3.72	1.97	-2.14	2.41
Institutional	-3.35	3.06	-2.14	3.15
Service	-3.59	2.56	-2.14	2.65
Investor	-3.47	2.98	-2.14	3.07
Class R6	-3.44	3.07	-2.14	3.16
Class P	-3.34	3.07	-2.14	3.16

[g]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[1]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[2]

The ICE BofAML Two-Year U.S. Treasury Note Index is a one-security index comprised of the most recently issued two-year U.S. Treasury note. The ICE BofAML Two-Year U.S. Treasury Note Index is rebalanced monthly. In order to qualify for inclusion, a two-year note must be auctioned on or before the third business day before the last business day of the month. The ICE BofAML Two-Year U.S. Treasury Note Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                13

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

‡

“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

~

“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

14

FUND BASICS

    Short-Term Conservative Income Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Subsidized Yield[2]	Bloomberg Short-Term Government/ Corporate Index[3]	ICE BofAML 3-6 Month US Treasury Bill Index[4]	30-Day Standardized Unsubsidized Yield[2]

Class A	0.23%	2.49%	0.05%	0.51%	2.41%
Administration	0.46	2.73	0.05	0.51	2.65
Preferred	0.36	2.73	0.05	0.51	2.65
Institutional	0.45	2.72	0.05	0.51	2.64
Investor	0.41	2.65	0.05	0.51	2.57
Class R6	0.46	2.73	0.05	0.51	2.65
Class P	0.45	2.72	0.05	0.51	2.64

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The Bloomberg Short-Term Government/Corporate Index, an unmanaged index measures the performance of U.S. dollar denominated U.S. Treasury bonds, government related bonds, and investment grade U.S. corporate bonds.

[4]

ICE BofAML 3-6 Month US Treasury Bill Index measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90 to 180-day maturity. The Bank of America Merrill Lynch 3-6 Month U.S. Treasury Bill Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                15

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper and certificate of deposit. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

16

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 63.5%

Aerospace & Defense(a) – 1.4%
Howmet Aerospace, Inc.
$821,000	5.125%		10/01/24	$802,281
Teledyne Technologies, Inc.
2,700,000	0.650		04/01/23	2,638,575
The Boeing Co.
4,925,000	1.167		02/04/23	4,866,097
2,550,000	1.950		02/01/24	2,445,756
TransDigm, Inc.
1,365,000	8.000	(b)	12/15/25	1,384,806

				12,137,515

Agriculture(b) – 0.0%
Cargill, Inc.
500,000	1.375		07/23/23	486,945

Airlines(a)(b) – 0.1%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
985,000	8.000		09/20/25	991,639

Apparel(a) – 0.1%
NIKE, Inc.
725,000	2.400		03/27/25	686,793

Automotive – 3.6%
BMW US Capital LLC (SOFR + 0.840%)
1,389,000	3.811	(b)(c)	04/01/25	1,386,028
Dana Financing Luxembourg S.a.r.l.
1,405,000	5.750	(a)(b)	04/15/25	1,339,021
Ford Motor Credit Co. LLC
1,429,000	2.300	(a)	02/10/25	1,274,911
General Motors Co.
3,423,000	4.875		10/02/23	3,408,521
1,522,000	5.400		10/02/23	1,521,893
General Motors Financial Co., Inc.
4,925,000	1.050		03/08/24	4,624,673
2,425,000	1.200		10/15/24	2,226,490
5,415,000	3.800		04/07/25	5,157,896
Hyundai Capital America
2,375,000	1.000	(b)	09/17/24	2,170,180
PACCAR Financial Corp.
400,000	2.650		04/06/23	395,788
The Goodyear Tire & Rubber Co.
1,330,000	9.500	(a)	05/31/25	1,381,551
Toyota Motor Credit Corp.
3,222,000	1.350		08/25/23	3,126,435
Volkswagen Group of America Finance LLC(b)
1,225,000	0.750		11/23/22	1,218,900
2,775,000	3.950		06/06/25	2,669,633

				31,901,920

Banks – 15.7%
ANZ New Zealand International Ltd.(b) (SOFR + 0.600%)
1,150,000	3.308	(c)	02/18/25	1,138,994
Banco Santander SA
1,200,000	3.892		05/24/24	1,169,196
1,400,000	2.706		06/27/24	1,337,938
3,400,000	5.147		08/18/25	3,307,248

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(1 Year CMT + 0.450%)
$5,400,000	0.701	%(a)(c)	06/30/24	$5,190,966
Bank of America Corp.
1,200,000	4.100		07/24/23	1,196,208
2,500,000	4.000		01/22/25	2,421,250
(3M USD LIBOR + 0.790%)
4,125,000	3.004	(a)(c)	12/20/23	4,104,127
(3M USD LIBOR + 0.940%)
1,300,000	3.864	(a)(c)	07/23/24	1,281,592
(SOFR + 0.670%)
9,975,000	1.843	(a)(c)	02/04/25	9,485,028
Bank of Montreal
4,440,000	4.700	(a)	09/14/27	4,290,594
Banque Federative du Credit Mutuel SA
950,000	0.650	(b)	02/27/24	893,694
BNP Paribas SA
2,475,000	3.500	(b)	03/01/23	2,458,516
BPCE SA
649,000	4.000	(b)	09/12/23	639,713
Canadian Imperial Bank of Commerce
1,175,000	0.950		06/23/23	1,142,840
(SOFR + 0.940%)
2,165,000	3.137	(c)	04/07/25	2,138,760
Citigroup, Inc.(c)
(SOFR + 0.686%)
1,225,000	0.776	(a)	10/30/24	1,164,938
(SOFR + 0.694%)
3,925,000	3.141	(a)	01/25/26	3,824,363
(SOFR + 1.372%)
3,295,000	4.140	(a)	05/24/25	3,221,291
(SOFR + 1.546%)
4,460,000	5.610		09/29/26	4,435,381
Citizens Bank NA
900,000	2.250	(a)	04/28/25	835,065
Cooperatieve Rabobank UA
1,050,000	0.375		01/12/24	991,715
Credit Suisse AG
4,995,000	3.700		02/21/25	4,689,905
Danske Bank A/S
1,175,000	1.226	(a)(b)	06/22/24	1,086,593
Deutsche Bank AG
2,105,000	4.162		05/13/25	2,025,389
Federation des Caisses Desjardins du Quebec
4,840,000	4.400	(b)	08/23/25	4,680,667
Fifth Third Bancorp
325,000	1.625	(a)	05/05/23	319,345
Fifth Third Bank NA
1,125,000	1.800	(a)	01/30/23	1,115,595
First Horizon Corp.
1,000,000	3.550	(a)	05/26/23	989,870
HSBC Holdings PLC
1,300,000	3.600		05/25/23	1,287,871
ING Groep NV
900,000	4.100		10/02/23	888,246

The accompanying notes are an integral part of these financial statements.                17

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
JPMorgan Chase & Co.(a)(c)
(SOFR + 0.420%)
$2,750,000	0.563%		02/16/25	$2,572,570
(SOFR + 1.455%)
2,225,000	1.514		06/01/24	2,172,913
(TSFR3M + 0.600%)
850,000	0.653		09/16/24	811,019
KeyBank NA
725,000	1.250		03/10/23	714,843
Mitsubishi UFJ Financial Group, Inc.
1,550,000	3.761		07/26/23	1,532,857
(1 year CMT + 1.550%)
4,550,000	5.063	(a)(c)	09/12/25	4,500,951
Mizuho Financial Group, Inc. (-1x SOFR + 1.251%)
1,275,000	1.241	(a)(c)	07/10/24	1,233,154
Morgan Stanley
1,400,000	3.125		01/23/23	1,396,164
(3M USD LIBOR + 0.847%)
1,125,000	3.737	(a)(c)	04/24/24	1,113,165
(SOFR + 0.466%)
1,550,000	0.560	(a)(c)	11/10/23	1,541,955
(SOFR + 0.625%)
7,125,000	3.129	(a)(c)	01/24/25	6,986,632
(SOFR + 0.745%)
725,000	0.864	(a)(c)	10/21/25	657,452
(SOFR + 1.669%)
1,590,000	4.679	(a)(c)	07/17/26	1,547,944
MUFG Union Bank NA
650,000	2.100	(a)	12/09/22	647,784
Natwest Group PLC(a)(c)
(1 Year CMT + 2.150%)
1,200,000	2.359		05/22/24	1,172,136
(3M USD LIBOR + 1.550%)
5,170,000	4.519		06/25/24	5,109,563
NatWest Markets PLC
795,000	2.375	(b)	05/21/23	778,392
Royal Bank of Canada
1,125,000	1.950		01/17/23	1,117,958
1,475,000	0.500		10/26/23	1,412,519
Santander Holdings USA, Inc. (SOFR + 1.380%)
2,315,000	4.260	(a)(c)	06/09/25	2,225,039
Santander UK Group Holdings PLC (SOFR + 0.787%)
1,425,000	1.089	(a)(c)	03/15/25	1,315,603
Skandinaviska Enskilda Banken AB
1,175,000	0.550	(b)	09/01/23	1,127,342
Societe Generale SA
4,885,000	4.351	(b)	06/13/25	4,747,390
Standard Chartered PLC(a)(b)(c)
(1 Year CMT + 0.780%)
875,000	0.991		01/12/25	816,165
(3M USD LIBOR + 1.080%)
1,400,000	3.885		03/15/24	1,388,128
Sumitomo Mitsui Financial Group, Inc.
325,000	0.508		01/12/24	306,352
725,000	0.948		01/12/26	629,148

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Sumitomo Mitsui Trust Bank Ltd.
$2,250,000	0.800	%(b)	09/12/23	$2,160,765
Synovus Financial Corp.
2,310,000	5.200	(a)	08/11/25	2,266,687
The Bank of New York Mellon Corp.
1,375,000	0.350	(a)	12/07/23	1,309,784
The Toronto-Dominion Bank
1,810,000	4.693		09/15/27	1,750,071
Truist Bank
1,700,000	1.250	(a)	03/09/23	1,677,101
UBS AG
1,775,000	0.450	(b)	02/09/24	1,668,589
Wells Fargo & Co.(a)
500,000	3.750		01/24/24	492,475
(SOFR + 1.560%)
2,390,000	4.540	(c)	08/15/26	2,314,285
(SOFR + 1.600%)
3,125,000	1.654	(c)	06/02/24	3,051,156

				140,018,949

Beverages – 1.1%
Constellation Brands, Inc.
7,830,000	3.600		05/09/24	7,664,239
JDE Peet’s NV
2,625,000	0.800	(a)(b)	09/24/24	2,404,684

				10,068,923

Biotechnology – 0.4%
Gilead Sciences, Inc.
131,000	0.750	(a)	09/29/23	125,913
Illumina, Inc.
2,475,000	0.550		03/23/23	2,425,426
Royalty Pharma PLC
1,200,000	0.750		09/02/23	1,149,192

				3,700,531

Building Materials(a)(b) – 0.1%
JELD-WEN, Inc.
1,435,000	4.625		12/15/25	1,162,967

Chemicals(a) – 0.1%
Celanese US Holdings LLC
350,000	3.500		05/08/24	336,346
Westlake Corp.
975,000	0.875		08/15/24	909,919

				1,246,265

Commercial Services – 0.3%
Global Payments, Inc.(a)
1,150,000	3.750		06/01/23	1,139,374
525,000	1.200		03/01/26	451,747
PayPal Holdings, Inc.
1,475,000	1.350		06/01/23	1,446,340

				3,037,461

18                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers(a) – 1.1%
Dell International LLC/EMC Corp.
$1,447,000	5.450%		06/15/23	$1,450,560
1,075,000	5.850		07/15/25	1,083,503
Hewlett Packard Enterprise Co.
1,400,000	2.250		04/01/23	1,383,634
2,175,000	4.450		10/02/23	2,164,234
3,625,000	1.450		04/01/24	3,441,901

				9,523,832

Diversified Financial Services – 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5,600,000	4.125	(a)	07/03/23	5,554,472
3,375,000	1.150		10/29/23	3,211,582
AIG Global Funding(b)
2,100,000	0.800		07/07/23	2,037,483
1,525,000	0.450		12/08/23	1,449,192
5,075,000	0.650		06/17/24	4,716,959
Air Lease Corp.
500,000	2.250		01/15/23	496,300
1,150,000	2.750	(a)	01/15/23	1,141,846
5,549,000	4.250	(a)	02/01/24	5,451,393
825,000	2.300	(a)	02/01/25	756,880
Ally Financial, Inc.
3,075,000	1.450	(a)	10/02/23	2,966,944
Aviation Capital Group LLC(a)(b)
1,200,000	5.500		12/15/24	1,161,360
550,000	1.950		01/30/26	461,830
Avolon Holdings Funding Ltd.
675,000	2.875	(a)(b)	02/15/25	611,172
Capital One Financial Corp.(a)
725,000	2.600		05/11/23	716,554
(3M USD LIBOR + 0.720%)
1,300,000	3.526	(c)	01/30/23	1,299,103
(SOFR + 0.690%)
3,400,000	3.542	(c)	12/06/24	3,318,332
LD Holdings Group LLC
1,490,000	6.500	(a)(b)	11/01/25	890,871
Nasdaq, Inc.
1,450,000	0.445	(a)	12/21/22	1,435,427
Navient Corp.
1,395,000	5.500		01/25/23	1,395,181
Nomura Holdings, Inc.
1,390,000	5.099		07/03/25	1,369,720
OneMain Finance Corp.
1,380,000	5.625		03/15/23	1,376,233
Synchrony Financial
3,085,000	4.875	(a)	06/13/25	2,979,771
United Wholesale Mortgage LLC
1,460,000	5.500	(a)(b)	11/15/25	1,274,303
USAA Capital Corp.
150,000	1.500	(b)	05/01/23	147,416

				46,220,324

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – 4.8%
American Electric Power Co., Inc.
$1,750,000	2.031%		03/15/24	$1,673,245
Avangrid, Inc.
650,000	3.200	(a)	04/15/25	614,712
Berkshire Hathaway Energy Co.
650,000	4.050	(a)	04/15/25	639,470
Dominion Energy, Inc.
1,200,000	2.450	(b)	01/15/23	1,193,220
2,025,000	1.450	(a)	04/15/26	1,779,854
DTE Energy Co.
575,000	1.050	(a)	06/01/25	513,987
Dte Energy Co. Sr Unsecured 11/24 Var
4,810,000	4.220	(a)(d)	11/01/24	4,712,357
Enel Finance International NV
2,575,000	1.375	(a)(b)	07/12/26	2,178,707
Entergy Louisiana LLC(a)
559,000	0.620		11/17/23	534,952
2,000,000	0.950		10/01/24	1,853,840
Eversource Energy
2,405,000	4.200		06/27/24	2,371,330
FirstEnergy Corp.
400,000	2.050	(a)	03/01/25	364,564
Florida Power & Light Co.
375,000	2.850	(a)	04/01/25	358,748
Georgia Power Co.
1,000,000	2.100		07/30/23	977,160
NextEra Energy Capital Holdings, Inc.
2,150,000	0.650		03/01/23	2,115,621
3,510,000	4.255		09/01/24	3,458,789
2,370,000	4.450		06/20/25	2,330,800
NRG Energy, Inc.
1,225,000	3.750	(a)(b)	06/15/24	1,176,502
PPL Electric Utilities Corp.(a)(c)
(3M USD LIBOR + 0.250%)
275,000	3.891		09/28/23	272,685
(SOFR + 0.330%)
1,930,000	3.303		06/24/24	1,905,489
Public Service Enterprise Group, Inc.(a)
1,725,000	0.841		11/08/23	1,648,324
675,000	2.875		06/15/24	649,593
675,000	0.800		08/15/25	593,730
Southern Power Co.
500,000	0.900	(a)	01/15/26	434,065
The Southern Co.(a)
1,400,000	2.950		07/01/23	1,381,576
3,575,000	4.475	(d)	08/01/24	3,529,061
Vistra Operations Co. LLC
875,000	3.550	(a)(b)	07/15/24	833,481
WEC Energy Group, Inc.
725,000	0.550		09/15/23	694,601
Xcel Energy, Inc.
1,948,000	0.500	(a)	10/15/23	1,855,489

				42,645,952

The accompanying notes are an integral part of these financial statements.                19

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Entertainment(a)(b) – 0.4%
Banijay Entertainment SASU
$1,410,000	5.375%		03/01/25	$1,321,085
Caesars Resort Collection LLC/CRC Finco, Inc.
2,600,000	5.750		07/01/25	2,509,416

				3,830,501

Environmental(a) – 0.2%
GFL Environmental, Inc.
1,415,000	3.750	(b)	08/01/25	1,305,706
Waste Management, Inc.
625,000	0.750		11/15/25	551,756

				1,857,462

Food & Drug Retailing – 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertson’s LLC
1,430,000	3.250	(a)(b)	03/15/26	1,260,431
B&G Foods, Inc.
1,415,000	5.250	(a)	04/01/25	1,231,800
Danone SA
7,000,000	2.589	(a)(b)	11/02/23	6,841,520
Mondelez International Holdings Netherlands B.V.(b)
2,500,000	0.750		09/24/24	2,294,950
3,250,000	4.250		09/15/25	3,181,197
Mondelez International, Inc.
525,000	1.500	(a)	05/04/25	479,913
US Foods, Inc.
1,385,000	6.250	(a)(b)	04/15/25	1,364,585

				16,654,396

Forest Products & Paper(b) – 0.1%
Georgia-Pacific LLC
1,125,000	0.625		05/15/24	1,044,754

Gaming(a) – 0.1%
MGM Resorts International
1,375,000	6.750		05/01/25	1,353,674

Gas(a) – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,290,000	5.875		08/20/26	1,174,751
NiSource, Inc.
1,025,000	0.950		08/15/25	910,056
The East Ohio Gas Co.
250,000	1.300	(b)	06/15/25	224,213

				2,309,020

Healthcare Providers & Services – 2.6%
Aetna, Inc.(a)
975,000	2.800		06/15/23	961,838
2,250,000	3.500		11/15/24	2,187,810
Baxter International, Inc.
4,000,000	0.868		12/01/23	3,818,400
DH Europe Finance II S.a.r.l.
3,025,000	2.200	(a)	11/15/24	2,861,226

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
Elevance Health, Inc.
$2,875,000	0.450%		03/15/23	$2,821,525
Humana, Inc.
2,525,000	0.650	(a)	08/03/23	2,439,504
PerkinElmer, Inc.
1,700,000	0.850	(a)	09/15/24	1,576,291
Thermo Fisher Scientific, Inc.
4,050,000	1.215	(a)	10/18/24	3,770,266
Zimmer Biomet Holdings, Inc.
3,000,000	1.450	(a)	11/22/24	2,777,520

				23,214,380

Home Builders(a) – 0.4%
D.R. Horton, Inc.
3,199,000	4.750		02/15/23	3,197,880

Insurance – 3.0%
Athene Global Funding(b)
1,090,000	2.800		05/26/23	1,073,476
875,000	1.200		10/13/23	837,979
2,225,000	0.950		01/08/24	2,099,109
375,000	2.500		01/14/25	349,778
600,000	1.450		01/08/26	521,370
Equitable Financial Life Global Funding
700,000	1.400	(b)	07/07/25	630,315
Great-West Lifeco US Finance 2020 LP
425,000	0.904	(a)(b)	08/12/25	374,331
Jackson Financial, Inc.
2,325,000	1.125		11/22/23	2,217,492
Metropolitan Life Global Funding I(b)
575,000	1.950		01/13/23	570,400
600,000	0.900		06/08/23	585,510
New York Life Global Funding
1,200,000	1.100	(b)	05/05/23	1,178,328
Pacific Life Global Funding II(b)
4,025,000	0.500		09/23/23	3,854,581
(SOFR + 0.800%)
5,400,000	3.771	(c)	03/30/25	5,315,544
Principal Life Global Funding II
2,150,000	0.500	(b)	01/08/24	2,032,911
Protective Life Global Funding(b)
2,225,000	1.082		06/09/23	2,169,820
2,100,000	0.631		10/13/23	2,013,543
600,000	0.473		01/12/24	565,440
Reliance Standard Life Global Funding II
275,000	2.150	(b)	01/21/23	272,663

				26,662,590

Internet(a)(b) – 0.4%
Prosus NV
2,260,000	3.257		01/19/27	1,892,750
Uber Technologies, Inc.
1,365,000	7.500		05/15/25	1,362,065

				3,254,815

20                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Iron/Steel – 0.2%
Nucor Corp.
$730,000	3.950%		05/23/25	$708,151
Steel Dynamics, Inc.
1,240,000	2.400	(a)	06/15/25	1,146,306

				1,854,457

Leisure Time(a)(b) – 0.3%
NCL Corp. Ltd.
930,000	5.875		02/15/27	774,337
Royal Caribbean Cruises Ltd.
1,585,000	11.500		06/01/25	1,684,078

				2,458,415

Machinery-Diversified – 0.2%
John Deere Capital Corp.
400,000	1.200		04/06/23	393,968
Rockwell Automation, Inc.
1,250,000	0.350	(a)	08/15/23	1,205,413

				1,599,381

Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2,700,000	4.500	(a)	02/01/24	2,669,409
CSC Holdings LLC
1,370,000	5.250		06/01/24	1,271,949
Sky Ltd.
1,550,000	3.125	(b)	11/26/22	1,547,504
The Walt Disney Co.
825,000	3.350		03/24/25	796,315
Time Warner Entertainment Co. LP
2,200,000	8.375		03/15/23	2,230,932

				8,516,109

Mining(a)(b) – 0.2%
Glencore Funding LLC
1,175,000	3.000		10/27/22	1,173,954
675,000	1.625		09/01/25	605,624

				1,779,578

Miscellaneous Manufacturing – 1.3%
Hillenbrand, Inc.
1,380,000	5.750	(a)	06/15/25	1,358,155
Parker-Hannifin Corp.
4,745,000	3.650		06/15/24	4,641,179
Siemens Financieringsmaatschappij NV
6,150,000	0.650	(b)	03/11/24	5,806,030

				11,805,364

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp.
1,385,000	5.000		08/15/25	1,246,126

Oil Field Services – 1.1%
Canadian Natural Resources Ltd.
825,000	2.050	(a)	07/15/25	754,133

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Chevron Corp.
$950,000	1.141%		05/11/23	$931,826
Exxon Mobil Corp.
900,000	2.992	(a)	03/19/25	864,999
Phillips 66
950,000	0.900	(a)	02/15/24	900,486
Qatar Energy
2,520,000	1.375	(a)(b)	09/12/26	2,198,700
Range Resources Corp.
2,130,000	5.000	(a)	03/15/23	2,122,864
SA Global Sukuk Ltd.
2,520,000	1.602	(a)	06/17/26	2,233,350

				10,006,358

Packaging – 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
557,000	6.000	(a)(b)	06/15/27	527,462
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,395,000	5.250	(a)(b)	04/30/25	1,305,064
Ball Corp.
2,065,000	4.000		11/15/23	2,026,054
Berry Global, Inc.(a)
2,100,000	0.950		02/15/24	1,972,929
550,000	1.570		01/15/26	480,739
Mauser Packaging Solutions Holding Co.
1,160,000	5.500	(a)(b)	04/15/24	1,100,620

				7,412,868

Pharmaceuticals(a) – 2.8%
AbbVie, Inc.
7,750,000	2.600		11/21/24	7,382,418
AstraZeneca PLC
2,000,000	3.500		08/17/23	1,982,500
Bristol-Myers Squibb Co.
1,450,000	0.537		11/13/23	1,389,303
Cigna Corp.
4,000,000	3.050		11/30/22	3,993,160
1,310,000	3.000		07/15/23	1,293,926
1,357,000	3.750		07/15/23	1,345,995
3,170,000	0.613		03/15/24	2,987,186
GlaxoSmithKline Capital PLC
875,000	0.534		10/01/23	840,770
Herbalife Nutrition Ltd./HLF Financing, Inc.
2,940,000	7.875	(b)	09/01/25	2,665,874
PRA Health Sciences, Inc.
1,435,000	2.875	(b)	07/15/26	1,263,518

				25,144,650

Pipelines – 2.5%
Enbridge, Inc.
4,000,000	4.000	(a)	10/01/23	3,961,560
1,150,000	0.550		10/04/23	1,098,917
(SOFR + 0.400%)
600,000	3.090	(c)	02/17/23	598,644

The accompanying notes are an integral part of these financial statements.                21

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
(SOFR + 0.630%)
$1,950,000	3.304	%(c)	02/16/24	$1,929,603
Enterprise Products Operating LLC
649,000	3.350	(a)	03/15/23	644,477
Kinder Morgan, Inc.
4,850,000	5.625	(a)(b)	11/15/23	4,854,850
MPLX LP
4,874,000	4.500	(a)	07/15/23	4,844,902
NuStar Logistics LP
1,360,000	6.000	(a)	06/01/26	1,251,458
The Williams Cos., Inc.
1,100,000	3.700	(a)	01/15/23	1,099,318
TransCanada PipeLines Ltd.
2,275,000	1.000	(a)	10/12/24	2,098,619

				22,382,348

Real Estate(a)(b) – 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp.
2,745,000	4.875		06/01/23	2,695,480

Real Estate Investment Trust – 0.9%
American Tower Corp.
1,125,000	3.500		01/31/23	1,120,781
1,675,000	3.000		06/15/23	1,653,225
750,000	0.600		01/15/24	708,382
Crown Castle, Inc.
700,000	1.350	(a)	07/15/25	628,383
VICI Properties LP
3,715,000	4.375		05/15/25	3,531,405

				7,642,176

Retailing(a) – 0.9%
7-Eleven, Inc.(b)
950,000	0.625		02/10/23	936,197
4,325,000	0.800		02/10/24	4,091,363
400,000	0.950		02/10/26	345,068
Genuine Parts Co.
1,375,000	1.750		02/01/25	1,271,077
Penske Automotive Group, Inc.
1,515,000	3.500		09/01/25	1,401,330

				8,045,035

Savings & Loans(b) –0.3%
Nationwide Building Society
1,325,000	2.000		01/27/23	1,314,188
(3M USD LIBOR + 1.064%)
1,001,000	3.766	(a)(c)	03/08/24	991,270

				2,305,458

Semiconductors(a) – 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3,600,000	3.625		01/15/24	3,531,816
Broadcom, Inc.
5,225,000	3.625		10/15/24	5,082,044

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Semiconductors(a) – (continued)
NXP B.V./NXP Funding LLC/NXP USA, Inc.
$275,000	2.700%		05/01/25	$255,368

				8,869,228

Software – 2.8%
Fidelity National Information Services, Inc.(a)
1,050,000	1.150		03/01/26	907,778
3,950,000	4.700		07/15/27	3,803,060
Fiserv, Inc.(a)
825,000	3.800		10/01/23	816,626
7,950,000	2.750		07/01/24	7,633,351
Infor, Inc.
1,225,000	1.450	(a)(b)	07/15/23	1,186,400
Intuit, Inc.
500,000	0.950	(a)	07/15/25	450,790
Oracle Corp.
1,400,000	2.500	(a)	04/01/25	1,306,018
Take-Two Interactive Software, Inc.
6,205,000	3.300		03/28/24	6,048,200
VMware, Inc.
2,600,000	1.000	(a)	08/15/24	2,407,080

				24,559,303

Telecommunication Services – 2.6%
At&T, Inc.
5,400,000	0.900	(a)	03/25/24	5,115,582
The Bell Telephone Co. of Canada/Bell Canada
4,275,000	0.750		03/17/24	4,026,110
T-Mobile USA, Inc.
8,800,000	3.500	(a)	04/15/25	8,418,608
Verizon Communications, Inc.
4,525,000	0.750		03/22/24	4,277,256
1,450,000	0.850	(a)	11/20/25	1,272,172

				23,109,728

Transportation(a) – 0.7%
Canadian Pacific Railway Co.
5,375,000	1.350		12/02/24	4,979,669
United Parcel Service, Inc.
1,000,000	3.900		04/01/25	982,370

				5,962,039

Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,025,000	1.200		11/15/25	889,085

TOTAL CORPORATE OBLIGATIONS (Cost $593,163,998)				$565,492,674

22                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – 22.0%

Automotive – 7.1%
Ford Credit Auto Owner Trust Series 2019-1, Class A
$2,600,000	3.520	%(b)	07/15/30	$2,558,335
Ford Credit Auto Owner Trust Series 2020-1, Class A
6,835,000	2.040	(b)	08/15/31	6,359,048
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2 (1M USD LIBOR + 0.500%)
1,500,000	3.318	(c)	09/15/25	1,502,828
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A
3,200,000	1.060		09/15/27	2,866,238
Ford Credit Floorplan Master Owner Trust Series 2018-2, Class A
6,900,000	3.170		03/15/25	6,851,741
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
3,625,000	2.440		09/15/26	3,454,009
GM Financial Consumer Automobile Receivables Trust 2021-4, Class A3
5,700,000	0.680		09/16/26	5,369,953
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A
1,500,000	2.900	(b)	04/15/26	1,455,132
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A
1,500,000	0.690	(b)	10/15/25	1,438,887
Hyundai Auto Lease Securitization Trust Series 2021-B, Class A3
1,550,000	0.330	(b)	06/17/24	1,511,946
Hyundai Auto Lease Securitization Trust Series 2021-C, Class A3
7,600,000	0.380	(b)	09/16/24	7,327,650
Hyundai Auto Receivables Trust Series 2021-A, Class A3
900,000	0.380		09/15/25	869,765
Mercedes-Benz Auto Lease Trust Series 2021-B, Class A3
2,550,000	0.400		11/15/24	2,463,810
NextGear Floorplan Master Owner Trust Series 2021-1A, Class A
5,500,000	0.850	(b)	07/15/26	5,108,608
Tesla Auto Lease Trust Series 2021-A, Class A3
500,000	0.560	(b)	03/20/25	482,547
Tesla Auto Lease Trust Series 2021-A, Class A4
1,800,000	0.660	(b)	03/20/25	1,716,877
Tesla Auto Lease Trust Series 2021-B, Class A3
5,300,000	0.600	(b)	09/22/25	4,973,161
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
3,800,000	0.710		04/15/26	3,592,527
Toyota Lease Owner Trust Series 2021-A, Class A3
1,975,000	0.390	(b)	04/22/24	1,938,306
Toyota Lease Owner Trust Series 2021-A, Class A4
375,000	0.500	(b)	08/20/25	361,823
Toyota Lease Owner Trust Series 2021-B, Class A3
1,550,000	0.420	(b)	10/21/24	1,492,645

				63,695,836

Collateralized Loan Obligations(b)(c) – 9.3%
AIG CLO Series 2021-1A, Class A (3M USD LIBOR + 1.100%)
2,066,436	3.859		04/22/34	1,971,037
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M
USD LIBOR + 1.200%)
1,300,000	3.910		07/20/34	1,245,100

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations(b)(c) – (continued)
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1 (3M
USD LIBOR + 1.150%)
$4,000,000	3.662%	04/15/34	$3,840,520
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A (3M
USD LIBOR + 1.050%)
3,600,000	3.843	01/28/31	3,542,710
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1 (3M USD LIBOR + 1.140%)
5,000,000	3.899	01/22/35	4,741,775
BSPDF Issuer Ltd. Series 2021-FL1, Class A (1M USD LIBOR +
1.200%)
1,000,000	4.018	10/15/36	973,998
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (3M USD
LIBOR + 1.180%)
2,600,000	3.890	07/20/34	2,488,416
CBAM Ltd. Series 2017-2A, Class AR (3M USD LIBOR + 1.190%)
5,000,000	3.930	07/17/34	4,744,280
Cedar Funding VII CLO Ltd. Series 2018-7A, Class A1 (3M USD
LIBOR + 1.000%)
3,000,000	3.710	01/20/31	2,934,711
Dryden 64 CLO, Ltd. Series 2018-64A Class A (3M USD LIBOR + 0.970%)
5,950,000	3.710	04/18/31	5,779,170
ICG Rhinebeck CLO Ltd. Series 2021-4A, Class A1 (3M USD LIBOR + 1.210%)
12,000,000	3.976	10/26/34	11,475,876
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,005,474	3.262	04/15/29	4,896,089
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR (3M USD LIBOR + 1.070%)
1,000,000	3.582	07/15/33	969,438
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (3M USD LIBOR + 1.100%)
5,000,000	4.084	05/20/32	4,764,205
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
2,600,000	3.846	04/26/31	2,537,338
Octagon 54 Ltd. Series 2021-1A, Class A1 (3M USD LIBOR + 1.120%)
1,000,000	3.632	07/15/34	957,521
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
2,500,000	3.850	07/02/35	2,407,745
Pikes Peak CLO 2 Series 2018-2A, Class AR (3M USD LIBOR + 1.190%)
6,700,000	3.930	10/18/34	6,346,970
Trysail CLO Ltd. Series 2021-1A, Class A1 (3M USD LIBOR + 1.320%)
1,400,000	4.030	07/20/32	1,348,775
Wellfleet CLO Ltd. Series 2021-3A, Class A (3M USD LIBOR + 1.190%)
15,000,000	3.702	01/15/35	14,250,930

The accompanying notes are an integral part of these financial statements.                23

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations(b)(c) – (continued)
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
$475,000	4.143%		07/28/32	$458,444

				82,675,048

Credit Card – 3.8%
Barclays Dryrock Issuance Trust Series 2021-1, Class A
6,200,000	0.630		07/15/27	5,726,513
CARDS II Trust Series 2021-1A, Class A
4,075,000	0.602	(b)	04/15/27	3,836,349
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5
(1M USD LIBOR + 0.620%)
8,100,000	3.672	(c)	04/22/26	8,109,073
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2
(1M USD LIBOR + 0.330%)
960,000	3.323	(c)	01/20/25	960,130
Evergreen Credit Card Trust Series 2021-1, Class A
8,275,000	0.900	(b)	10/15/26	7,643,822
Master Credit Card Trust II Series 2020-1A, Class A
3,600,000	1.990	(b)	09/21/24	3,558,681
Master Credit Card Trust Series 2021-1A, Class A
3,900,000	0.530	(b)	11/21/25	3,629,472

				33,464,040

Student Loan(c) –1.8%
Access Group, Inc. Series 2013-1, Class A (1M USD LIBOR +
0.500%)
678,495	3.584	(b)	02/25/36	664,961
ECMC Group Student Loan Trust Series 2017-1A, Class A (1M
USD LIBOR + 1.200%)
1,359,241	4.284	(b)	12/27/66	1,343,136
Educational Services of America, Inc. Series 2014-1, Class A (1M
USD LIBOR + 0.700%)
1,241,148	3.784	(b)	02/25/39	1,228,966
Goal Capital Funding Trust Series 2010-1, Class A (3M USD
LIBOR + 0.700%)
17,399	3.697	(b)	08/25/48	17,367
Illinois Student Assistance Commission Series 2010-1, Class A3
(3M USD LIBOR + 0.900%)
1,292,200	3.683		07/25/45	1,278,261
Kentucky Higher Education Student Loan Corp. Series 2021-1,
Class A1B (1M USD LIBOR + 0.780%)
813,652	3.864		03/25/51	796,251
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
530,822	1.524		02/25/42	524,517
Massachusetts Educational Financing Authority Series 2008-1,
Class A1 (3M USD LIBOR + 0.950%)
191,409	3.733		04/25/38	190,998
Navient Student Loan Trust Series 2017-2A, Class A (1M USD
LIBOR + 1.050%)
2,178,269	4.134	(b)	12/27/66	2,151,503
Navient Student Loan Trust Series 2017-4A, Class A2 (1M USD
LIBOR + 0.500%)
303,942	3.584	(b)	09/27/66	303,751

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)

Student Loan(c) – (continued)
Nelnet Student Loan Trust Series 2012-3A, Class A (1M USD
LIBOR + 0.700%)
$2,265,825	3.784	%(b)	02/25/45	$2,265,796
PHEAA Student Loan Trust Series 2014-3A, Class A (1M USD LIBOR + 0.590%)
3,106,244	3.674	(b)	08/25/40	3,058,931
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
698,104	3.273		07/01/31	697,406
SLC Student Loan Trust Series 2007-1, Class A4 (3M USD LIBOR + 0.060%)
1,379,575	2.965		05/15/29	1,357,358
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
281,094	3.872		11/25/42	280,769
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
170,610	4.483		07/25/23	168,421

				16,328,392

TOTAL ASSET-BACKED SECURITIES (Cost $205,695,639)				$196,163,316

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 3.1%

Collateralized Mortgage Obligations – 0.7%
Regular Floater(c) – 0.1%
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
$297,516	3.418%		09/15/37	$297,410
FHLMC REMIC Series 3374, Class FT (1M USD LIBOR + 0.300%)
34,755	3.118		04/15/37	34,626
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
42,088	3.668		06/15/39	42,738
FHLMC STRIPS Series 237, Class F23 (1M USD LIBOR + 0.400%)
101,901	3.218		05/15/36	101,373
FNMA REMIC Series 1998-66, Class FC (1M USD LIBOR + 0.500%)
415	3.493		11/17/28	416
FNMA REMIC Series 2006-72, Class XF (1M USD LIBOR + 0.500%)
128,928	3.584		08/25/36	128,146
FNMA REMIC Series 2008-22, Class FD (1M USD LIBOR + 0.840%)
171,019	3.924		04/25/48	172,040
FNMA REMIC Series 2009-75, Class MF (1M USD LIBOR + 1.150%)
294,768	4.234		09/25/39	300,508

24                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Regular Floater(c) – (continued)
FNMA REMIC Series 2013-96, Class FW (1M USD LIBOR +
0.400%)
$51,399	3.484%		09/25/43	$50,916

				1,128,173

Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 4248, Class LM
233,332	6.500		05/15/41	245,568
OBX Trust Series 2022-NQM7, Class A1
297,075	5.110	(a)(b)(d)	08/25/62	290,075

				535,643

Sequential Floating Rate – 0.5%
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2
(1M SOFR + 1.650%)
442,000	3.931	(b)(c)	12/25/41	401,625
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1
(1M SOFR + 1.900%)
501,263	4.181	(b)(c)	04/25/42	492,584
CSMC Series 2021-NQM8, Class A1
314,261	1.841	(b)(c)	10/25/66	267,132
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A
(1M SOFR + 1.000%)
840,284	3.281	(b)(c)	01/25/42	814,784
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A
(1M SOFR + 2.000%)
415,367	4.281	(b)(c)	04/25/42	412,255
FNMA REMIC Series 1997-20, Class F
5,025	1.249		03/25/27	4,944
Verus Securitization Trust Series 2021-8, Class A1
221,510	1.824	(b)(c)	11/25/66	187,742
Verus Securitization Trust Series 2022-1, Class A1
1,918,909	2.724	(a)(b)(d)	01/25/67	1,650,449

				4,231,515

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS				5,895,331

Commercial Mortgage-Backed Securities – 2.4%
Sequential Fixed Rate – 0.7%
BANK Series 2017-BNK6, Class A3
$1,659,373	3.125%		07/15/60	$1,606,969
Morgan Stanley Bank of America Merrill Lynch Trust Series
2014-C14, Class A5
2,198,307	4.064		02/15/47	2,161,927
Morgan Stanley Bank of America Merrill Lynch Trust Series
2015-C20, Class A4
3,000,000	3.249		02/15/48	2,866,363

				6,635,259

Sequential Floating Rate(c) – 1.7%
BX Commercial Mortgage Trust Series 2021-21M, Class A (1M
USD LIBOR + 0.730%)
650,000	3.548	(b)	10/15/36	620,750

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(c) – (continued)
BX Commercial Mortgage Trust Series 2021-CIP, Class A (1M
USD LIBOR + 0.921%)
$1,800,000	3.739	%(b)	12/15/38	$1,747,337
BX Series 2021-MFM1, Class A (1M USD LIBOR + 0.700%)
100,000	3.518	(b)	01/15/34	96,372
BX Trust Series 2021-ARIA, Class A (1M USD LIBOR + 0.899%)
1,100,000	3.717	(b)	10/15/36	1,046,273
BX Trust Series 2021-BXMF, Class A (1M USD LIBOR + 0.636%)
700,000	3.454	(b)	10/15/26	666,094
BXHPP Trust Series 2021-FILM, Class A (1M USD LIBOR + 0.650%)
1,550,000	3.468	(b)	08/15/36	1,491,000
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1M USD LIBOR + 0.701%)
3,700,000	3.519	(b)	11/15/38	3,548,597
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1M USD LIBOR + 0.755%)
550,000	3.573	(b)	10/15/38	531,907
FHLMC Multifamily Structured Pass Through Certificates Series KF58, Class A (1M USD LIBOR + 0.500%)
686,761	3.053		01/25/26	684,702
FHLMC Multifamily Structured Pass Through Certificates Series KF60, Class A (1M USD LIBOR + 0.490%)
502,900	3.043		02/25/26	500,533
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A (1M USD LIBOR + 0.450%)
402,513	3.003		06/25/23	402,120
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M USD LIBOR + 0.370%)
174,509	2.923		04/25/24	174,317
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M USD LIBOR + 0.370%)
327,801	2.923		05/25/24	327,044
Great Wolf Trust Series 2019-WOLF, Class A (1M USD LIBOR + 1.034%)
600,000	3.852	(b)	12/15/36	584,339
KKR Industrial Portfolio Trust Series 2021-KDIP, Class A (1M USD LIBOR + 0.550%)
130,657	3.368	(b)	12/15/37	125,435
ONE PARK Mortgage Trust Series 2021-PARK, Class A (1M USD LIBOR + 0.700%)
919,000	3.518	(b)	03/15/36	881,372
STWD Trust Series 2021-FLWR, Class A (1M USD LIBOR + 0.577%)
1,300,000	3.395	(b)	07/15/36	1,239,334

				14,667,526

TOTAL COMERCIAL MORTGAGE-
BACKED SECURITIES				$21,302,785

Federal Agencies – 0.0%
FHLMC – 0.0%
$48	4.500%		05/01/23	$47

The accompanying notes are an integral part of these financial statements.                25

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

GNMA – 0.0%
	$4,679	7.000%	04/15/26	$4,765

TOTAL FEDERAL AGENCIES				$4,812

TOTAL MORTGAGE-BACKED
OBLIGATIONS
(Cost $28,729,435)				$27,202,928

Sovereign Debt Obligations – 2.7%

Japanese Yen(e) – 2.0%
Japan Treasury Bills
JPY	2,610,000,000	0.000%	01/06/23	$18,045,482

United States Dollar – 0.7%
Perusahaan Penerbit SBSN Indonesia III
	$2,260,000	4.325	05/28/25	2,227,230
Republic of Indonesia
	1,745,000	4.750	01/08/26	1,711,518
Saudi Government International Bond
	2,320,000	3.250	10/26/26	2,201,100

				6,139,848

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $24,972,504)				$24,185,330

Principal Amount		Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 1.5%

Alabama(a) – 0.0%
Alabama Federal Aid Highway Finance Authority
	$360,000	0.449%	09/01/23	$347,743

Florida – 0.1%
County of Palm Beach FL Revenue Bonds Taxable (Refunding)
Series B
	635,000	0.500	12/01/24	581,648

Illinois – 0.1%
Illinois State GO Bonds Taxable-Pension Series 2003
	1,069,091	4.950	06/01/23	1,068,823

Massachusetts(a) – 1.0%
Commonwealth of Massachusetts State GO Bonds Series 2022
	8,150,000	3.564	07/15/23	8,101,158
Massachusetts School Building Revenue Bonds Taxable (Refunding) Series B
	815,000	0.618	08/15/23	790,537

				8,891,695

Rhode Island(a)(c) – 0.0%
Rhode Island Student Loan Authority RB Series 2014-1
	158,172	3.264	10/02/28	157,388

Tennessee – 0.1%
State of Tennessee GO Bonds Taxable (Refunding) Series B
	1,015,000	0.386	11/01/23	976,250

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)

Washington – 0.2%
Washington State GO Improvement & Power District Electric
Systems Series 2021
$1,620,000	0.210%		08/01/23	$1,571,031

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $13,829,771)				$13,594,578

Shares	Description			Value

Exchange Traded Funds – 3.1%
961,084	SPDR Portfolio Short Term
	Corporate Bond ETF			$28,082,874
(Cost $30,180,440)

Shares	Dividend Rate			Value

Investment Company(f) – 0.0%
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
9,171	2.998%			$9,176
(Cost $9,164)

TOTAL INVESTMENTS BEFORE SHORT-
TERM INVESTMENT – 93.2%
(Cost $871,608,447)				$830,545,546

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 1.8%

Certificates of Deposit – 1.3%
Cooperatieve Rabobank UA (SOFR + 0.600%)
$3,567,000	3.560	%(c)	04/10/23	$3,572,004
Credit Suisse AG
4,000,000	0.590		03/17/23	3,931,138
The Toronto-Dominion Bank
1,629,000	4.070		07/18/23	1,620,178
UBS AG (SOFR + 0.400%)
2,699,000	2.707	(b)(c)	10/14/22	2,699,078

				11,822,398

Commercial Paper(e) – 0.5%
Bank of Montreal
2,062,000	0.000		07/12/23	1,990,075
Raytheon Technologies Corp.
1,000,000	0.000		02/06/23	983,617

26                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(e) – (continued)
Royal Bank of Canada
$1,444,000	0.000%	07/14/23	$1,392,450

			4,366,142

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,279,181)			$16,188,540

TOTAL INVESTMENTS – 97.7%
(Cost $912,860,132)			$870,919,416

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			20,057,461

NET ASSETS – 100.0%			$890,976,877

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(d)

Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2022. (e) Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(f)	Represents an Affiliated Issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	USD	18,360,860	JPY	2,611,696,500	01/06/23	$100,220

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
2 Year U.S. Treasury Notes	(1,196)	12/30/22	$(245,647,189)	$3,525,944
5 Year U.S. Treasury Notes	(133)	12/30/22	(14,298,539)	425,555

TOTAL FUTURES CONTRACTS				$3,951,499

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	3.500%	12/21/23	$482,860	$(4,383,306)	$(3,943,838)	$(439,468)
3.000%	12M SOFR	12/21/25	89,920	2,585,110	1,852,801	732,309

TOTAL				$(1,798,196)	$(2,091,037)	$292,841

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

The accompanying notes are an integral part of these financial statements.                27

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
JPY	—Japanese Yen
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
SPDR	—Standard and Poor’s Depository Receipt
STACR	—Structured Agency Credit Risk
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

Abbreviations:
SOFR	—Secured Overnight Funding Rate

28                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 53.6%

Collateralized Mortgage Obligations – 0.9%
Inverse Floaters(a) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1X 1M USD LIBOR + 37.567%)
$2,026	23.851%	02/16/32	$2,119

Regular Floater(a) – 0.0%
FHLMC REMIC Series 1760, Class ZB (10 Year CMT - 0.600%)
8,631	2.270	05/15/24	8,617

Sequential Fixed Rate – 0.4%
FHLMC REMIC Series 2329, Class ZA
151,946	6.500	06/15/31	155,005
FHLMC REMIC Series 4246, Class PT
50,299	6.500	02/15/36	52,598
FNMA REMIC Series 2011-52, Class GB
252,356	5.000	06/25/41	251,941
FNMA REMIC Series 2011-99, Class DB
248,523	5.000	10/25/41	248,316
FNMA REMIC Series 2012-111, Class B
33,785	7.000	10/25/42	35,573
FNMA REMIC Series 2012-153, Class B
145,802	7.000	07/25/42	153,270
OBX Trust Series 2022-NQM7, Class A1(b)(c)
99,025	5.110	08/25/62	96,691

			993,394

Sequential Floating Rate(a) – 0.5%
CSMC Series 2021-NQM8, Class A1(b)
104,754	1.841	10/25/66	89,044
JPMorgan Mortgage Trust Series 2021-6, Class A3(b)
371,884	2.500	10/25/51	295,590
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(b)
586,124	2.520	05/25/52	489,280
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6M USD LIBOR + 0.720%)
55,104	4.903	11/25/29	51,917
Verus Securitization Trust Series 2021-8, Class A1(b)
84,744	1.824	11/25/66	71,825

			997,656

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			2,001,786

Commercial Mortgage-Backed Securities – 4.1%
Sequential Fixed Rate – 2.1%
BANK Series 2019-BN24, Class A3
$1,400,000	2.960%	11/15/62	$1,204,942
BANK Series 2020-BN29, Class A4
600,000	1.997	11/15/53	470,642
BANK Series 2022-BNK39, Class A4
950,000	2.928	02/15/55	791,320
BBCMS Mortgage Trust Series 2021-C12, Class A5
950,000	2.689	11/15/54	778,728
Manhattan West Mortgage Trust Series 2020-1MW, Class A(b)
600,000	2.130	09/10/39	510,196
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	04/15/54	407,039

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
$700,000	4.000	%(a)	04/15/55	$628,760

				4,791,627

Sequential Floating Rate – 2.0%
BANK Series 2021-BN31, Class AS
250,000	2.211		02/15/54	191,342
BANK Series 2021-BNK37, Class A5
600,000	2.618		11/15/64	487,871
BBCMS Mortgage Trust Series 2022-C16, Class AS
550,000	4.600	(a)	06/15/55	510,245
BX Trust Series 2021-ARIA, Class A(b) (1M USD LIBOR + 0.899%)
900,000	3.717	(a)	10/15/36	856,042
BXHPP Trust Series 2021-FILM, Class A(b) (1M USD LIBOR + 0.650%)
1,600,000	3.468	(a)	08/15/36	1,539,097
Extended Stay America Trust Series 2021-ESH, Class A(b) (1M USD LIBOR + 1.080%)
397,553	3.898	(a)	07/15/38	385,667
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A(b) (1M TSFR + 2.186%)
450,000	5.031	(a)	05/15/37	447,031

				4,417,295

TOTAL COMERCIAL MORTGAGE- BACKED SECURITIES				$9,208,922

Federal Agencies – 48.6%
Adjustable Rate FHLMC(a) – 0.1%
(1 Year CMT + 2.224%)
$1,007	2.349%		11/01/32	$1,034
(1 Year CMT + 2.250%)
141,322	3.259%		09/01/33	146,128

				147,162

Adjustable Rate FNMA(a) – 0.2%
(12M USD LIBOR + 1.670%)
14,538	1.920%		11/01/32	14,658
(6M USD LIBOR + 1.413%)
205,331	2.538%		05/01/33	207,581
(1 Year CMT + 2.181%)
4,351	3.180%		06/01/33	4,476
(12M USD LIBOR + 1.667%)
152,782	2.384%		10/01/33	154,929
(1 Year CMT + 2.195%)
100,357	2.329%		02/01/35	103,683
(12M USD LIBOR + 1.389%)
76,212	1.639%		09/01/35	77,092

				562,419

Adjustable Rate GNMA(a) – 0.3%
1,911	2.875%		06/20/23	1,897
1,157	1.625		07/20/23	1,147
1,294	1.625		08/20/23	1,281
3,320	1.625		09/20/23	3,286
1,451	2.625		03/20/24	1,434

The accompanying notes are an integral part of these financial statements.                29

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$15,617	2.875%	04/20/24	$15,430
2,180	2.875	05/20/24	2,153
15,523	2.875	06/20/24	15,328
3,446	3.000	06/20/24	3,405
4,655	1.625	07/20/24	4,579
6,706	2.000	07/20/24	6,616
10,580	1.625	08/20/24	10,401
5,999	2.000	08/20/24	5,916
5,284	1.625	09/20/24	5,193
6,824	2.000	11/20/24	6,703
2,632	2.000	12/20/24	2,585
6,002	2.500	12/20/24	5,923
4,714	2.625	01/20/25	4,645
3,209	2.625	02/20/25	3,162
11,341	3.000	05/20/25	11,185
12,879	2.000	07/20/25	12,671
5,809	2.625	02/20/26	5,719
296	1.625	07/20/26	289
16,431	2.625	01/20/27	16,189
5,034	2.625	02/20/27	4,961
52,760	2.875	04/20/27	52,012
5,423	2.875	05/20/27	5,347
8,845	2.875	06/20/27	8,721
2,856	1.750	11/20/27	2,784
38	2.000	11/20/27	37
8,364	1.750	12/20/27	8,152
19,519	2.625	01/20/28	19,259
6,423	2.625	02/20/28	6,338
6,457	2.625	03/20/28	6,372
32,280	1.625	07/20/29	31,616
13,261	1.625	08/20/29	12,990
3,662	1.625	09/20/29	3,587
17,905	1.750	10/20/29	17,479
23,476	1.750	11/20/29	22,918
4,616	1.750	12/20/29	4,508
7,115	2.625	01/20/30	7,042
2,029	2.625	02/20/30	2,008
17,929	2.625	03/20/30	17,749
19,538	2.875	04/20/30	19,347
31,541	2.875	05/20/30	31,237
27,541	3.000	05/20/30	27,323
7,439	2.875	06/20/30	7,369
43,601	2.000	07/20/30	43,092
10,465	2.000	09/20/30	10,345
16,745	1.750	10/20/30	16,364
28,834	2.625	03/20/32	28,631

			564,725

FHLMC – 0.2%
13,205	6.500	07/01/28	13,361
112,424	4.500	03/01/29	110,459
3,004	8.000	07/01/30	3,103
6,865	5.000	08/01/33	6,883
1,117	5.000	09/01/33	1,120
2,766	5.000	10/01/33	2,773
1,652	5.000	11/01/34	1,656
64,566	5.000	12/01/34	64,732
4,363	5.000	07/01/35	4,373

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$115	5.000%	11/01/35	$115
9,312	5.000	12/01/35	9,363
15,086	5.000	02/01/37	15,159
1,103	5.000	03/01/38	1,108
40,475	5.000	07/01/39	40,738
6,018	4.000	06/01/40	5,739
2,212	5.000	08/01/40	2,226
738	4.500	11/01/40	723
44,886	4.000	02/01/41	42,791
1,183	5.000	04/01/41	1,192
2,260	5.000	06/01/41	2,274
94,860	5.000	07/01/41	95,531
3,264	4.000	11/01/41	3,152
4,546	3.000	05/01/42	4,064
6,306	3.000	08/01/42	5,638
7,837	3.000	01/01/43	7,013
35,320	3.000	02/01/43	31,607

			476,893

FNMA – 0.1%
2,324	6.500	11/01/28	2,378
26,831	7.000	07/01/31	28,303
256,078	5.500	07/01/33	259,177

			289,858

GNMA – 18.1%
17,987	7.000	12/15/27	18,476
4,569	6.500	08/15/28	4,661
34,417	6.000	01/15/29	35,265
53,195	7.000	10/15/29	55,069
17,446	5.500	11/15/32	17,890
341,372	5.500	12/15/32	352,655
11,515	5.500	01/15/33	11,831
20,130	5.500	02/15/33	20,775
23,019	5.500	03/15/33	23,706
29,236	5.500	07/15/33	29,980
9,247	5.500	08/15/33	9,494
4,822	5.500	09/15/33	4,946
11,095	5.500	04/15/34	11,386
7,910	5.500	05/15/34	8,096
148,470	5.500	06/15/34	153,621
103,882	5.500	09/15/34	107,716
119,180	5.500	12/15/34	123,728
82,354	5.500	01/15/35	85,571
37,602	5.000	03/15/38	38,387
2,962	4.000	02/20/41	2,853
4,695	4.000	11/20/41	4,520
779	4.000	01/20/42	750
2,491	4.000	04/20/42	2,398
1,549	4.000	10/20/42	1,491
172,127	4.000	08/20/43	163,470
2,232	4.000	03/20/44	2,119
2,751	4.000	05/20/44	2,611
191,071	4.000	11/20/44	181,223
843,445	4.000	06/20/45	799,447
189,771	4.000	01/20/46	179,753
1,293,550	3.500	04/20/47	1,189,691

30                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$767,078	3.500%	12/20/47	$705,489
133,525	4.500	02/20/48	129,882
541,674	4.500	05/20/48	524,867
301,843	4.500	08/20/48	292,289
72,125	5.000	08/20/48	71,681
2,483,089	4.500	09/20/48	2,404,492
584,576	5.000	10/20/48	580,882
338,238	5.000	11/20/48	336,101
519,706	5.000	12/20/48	516,259
514,013	4.500	01/20/49	497,462
714,772	5.000	01/20/49	710,032
881,694	4.000	02/20/49	827,848
84,271	4.500	03/20/49	81,504
445,391	5.000	03/20/49	442,298
575,403	4.500	10/20/49	554,538
2,228,264	3.000	11/20/49	1,992,565
1,446,526	3.000	02/20/50	1,292,718
152,654	3.500	01/20/51	140,332
589,920	3.500	02/20/51	542,391
934,755	3.000	12/20/51	828,828
5,000,000	2.500	TBA-30yr(d)	4,293,609
1,000,000	2.000	TBA-30yr(d)	832,470
6,000,000	3.000	TBA-30yr(d)	5,296,348
1,000,000	3.500	TBA-30yr(d)	908,498
2,000,000	4.000	TBA-30yr(d)	1,865,765
6,000,000	4.500	TBA-30yr(d)	5,735,661
5,000,000	5.000	TBA-30yr(d)	4,885,670

			40,934,058

UMBS – 15.0%
2,547	5.500	02/01/23	2,542
12,888	5.500	08/01/23	12,872
694	4.500	07/01/36	680
895	4.500	04/01/39	877
4,464	4.500	05/01/39	4,396
1,854	4.000	08/01/39	1,766
8,788	4.500	08/01/39	8,656
160,308	4.500	12/01/39	157,909
7,850	4.500	01/01/41	7,687
8,120	4.500	05/01/41	7,951
44,478	4.500	08/01/41	43,574
67,719	4.500	08/01/42	66,344
6,450	3.000	11/01/42	5,773
104,594	3.000	12/01/42	93,607
258,305	3.000	01/01/43	231,172
45,792	3.000	02/01/43	40,982
320,294	3.000	03/01/43	286,648
538,772	3.000	04/01/43	482,175
346,959	3.000	05/01/43	310,510
63,251	3.000	06/01/43	56,607
538,544	3.000	07/01/43	481,971
519,789	4.500	10/01/44	507,507
308,034	4.000	12/01/44	291,839
530,278	4.500	04/01/45	517,851
65,014	4.500	05/01/45	63,490
230,436	4.500	06/01/45	224,991
1,883,314	3.500	07/01/45	1,723,524
616,836	4.000	08/01/45	584,984

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$212,218	4.000%	11/01/45	$201,292
1,862,275	4.000	01/01/46	1,766,400
63,296	4.000	03/01/46	59,838
5,122	4.500	05/01/46	4,984
37,859	4.000	06/01/46	35,682
52,943	4.500	08/01/46	51,471
10,510	4.000	08/01/46	9,906
94,823	4.000	10/01/46	89,370
33,596	4.500	06/01/47	32,572
617,135	4.500	11/01/47	599,587
220,821	4.000	12/01/47	208,729
206,039	4.000	01/01/48	194,627
752,035	4.000	02/01/48	710,054
529,784	4.000	03/01/48	499,944
637,320	4.000	06/01/48	601,622
192,162	4.000	08/01/48	181,279
915,407	5.000	11/01/48	909,924
1,129,207	4.500	01/01/49	1,089,335
313,185	4.500	03/01/49	302,127
684,706	4.500	04/01/49	660,931
572,402	3.500	07/01/49	522,813
372,576	3.500	08/01/49	340,299
1,278,061	3.000	09/01/49	1,128,326
1,287,067	3.000	12/01/49	1,131,425
1,872,549	4.000	03/01/50	1,757,130
1,978,050	4.500	03/01/50	1,911,658
2,939,163	2.500	09/01/50	2,498,159
1,378,866	3.000	12/01/50	1,215,167
6,850,872	2.500	05/01/51	5,789,419
12,024	4.500	05/01/51	11,491
262,956	4.500	04/01/52	250,412
43,522	5.000	05/01/52	42,867
580,912	5.000	06/01/52	571,805
2,312,172	5.000	07/01/52	2,273,763
30,791	5.000	08/01/52	30,293

			33,903,586

UMBS, 30 Year, Single Family(d) – 14.6%
1,000,000	5.000	TBA-30yr	996,016
2,000,000	3.500	TBA-30yr	1,798,437
13,000,000	2.500	TBA-30yr	10,908,828
24,000,000	2.000	TBA-30yr	19,419,751

			33,123,032

TOTAL FEDERAL AGENCIES			$110,001,733

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $130,311,461)			$121,212,441

Agency Debentures – 24.1%
Sovereign – 24.1%
FFCB
$2,180,000	3.430%	12/06/28	$2,070,063
720,000	5.270	05/01/29	756,641

The accompanying notes are an integral part of these financial statements.                31

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
Sovereign – (continued)
FHLB
$3,620,000	3.500%	06/11/32	$3,372,790
FNMA
2,600,000	6.250	05/15/29	2,913,274
27,000,000	0.875	08/05/30	21,089,430
4,000,000	6.625	11/15/30	4,682,200
Israel Government AID Bond(e)
500,000	5.500	12/04/23	505,470
700,000	5.500	04/26/24	709,828
Tennessee Valley Authority
20,150,000	0.750	05/15/25	18,356,045

TOTAL AGENCY DEBENTURES (Cost $61,121,672)			$54,455,741

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 2.1%
Collateralized Loan Obligations(b) –0.4%
Towd Point Mortgage Trust Series 2017-4, Class A2
$1,030,153	3.000%	06/25/57	$961,689

Student Loan(a) –1.7%
ECMC Group Student Loan Trust Series 2018-2A, Class A(b) (1M USD LIBOR + 0.800%)
1,026,732	3.884	09/25/68	1,006,461
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
326,062	4.047	04/25/35	325,496
Navient Student Loan Trust Series 2017-4A, Class A2(b) (1M USD LIBOR + 0.500%)
154,239	3.584	09/27/66	154,143
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
675,414	4.234	09/25/65	663,792
Scholar Funding Trust Series 2013-A, Class A(b) (1M USD LIBOR + 0.650%)
1,150,974	3.763	01/30/45	1,081,279
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
521,864	4.483	07/25/23	515,170

			3,746,341

TOTAL ASSET-BACKED SECURITIES (Cost $4,919,861)			$4,708,030

Municipal Debt Obligations – 0.9%
New Jersey – 0.9%
New Jersey Economic Development Authority Series A
$2,000,000	7.425%	02/15/29	$2,140,889
(Cost $2,000,000)

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,000,000)			$2,140,889

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 42.9%
United States Treasury Bonds
$1,890,000	3.875	%(f)	08/15/40	$1,856,925
3,200,000	1.875		02/15/41	2,266,500
3,040,000	2.250		05/15/41	2,297,575
900,000	3.125		11/15/41	782,719
3,500,000	3.750		11/15/43	3,321,719
3,830,000	3.625		02/15/44	3,555,916
9,390,000	3.375		05/15/44	8,370,305
3,320,000	3.125		08/15/44	2,835,488
6,400,000	2.875		11/15/46	5,222,000
5,080,000	2.750		11/15/47	4,060,825
530,000	2.375		11/15/49	398,742
1,190,000	2.000		02/15/50	817,195
2,020,000	2.375		05/15/51	1,510,581
United States Treasury Notes
970,000	0.125		03/31/23	952,154
3,150,000	0.375		07/15/24	2,940,697
10,310,000	2.750		05/15/25	9,920,959
9,230,000	0.375		12/31/25	8,161,339
6,710,000	0.750		03/31/26	5,958,270
7,900,000	2.250		08/15/27	7,259,359
1,220,000	0.750		01/31/28	1,026,992
6,660,000	1.125		02/29/28	5,715,112
6,430,000	1.250		03/31/28	5,543,866
12,860,000	3.125		11/15/28	12,215,995
United States Treasury Strip Coupon(g)
4,000	0.000		11/15/35	2,366

TOTAL U.S. TREASURY OBLIGATIONS (Cost $113,498,682)				$96,993,599

TOTAL INVESTMENTS – 123.6% (Cost $311,851,676)				$279,510,700

LIABILITIES IN EXCESS OF OTHER ASSETS – (23.6)%				(53,373,622)

NET ASSETS – 100.0%				$226,137,078

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2022.

(d)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $56,941,053 which represents approximately 25.1% of net assets as of September 30, 2022.

32                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

(e)

Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $1,215,298, which represents approximately 1% of the Fund’s net assets as of September 30, 2022.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	3.000%	TBA-30yr	11/14/22	$(2,000,000)	$(1,737,813)
UMBS, 30 Year, Single Family	3.000	TBA-30yr	10/13/22	(1,000,000)	(869,375)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	10/13/22	(4,000,000)	(3,707,499)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	10/13/22	(3,000,000)	(2,778,046)

(PROCEEDS RECEIVABLE: $(9,606,230))					$(9,092,733)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.S. Treasury Notes	(162)	12/20/22	$(18,828,422)	$ 518,380
2 Year U.S. Treasury Notes	(4)	12/30/22	(821,563)	11,212
20 Year U.S. Treasury Bonds	(100)	12/20/22	(12,640,625)	794,995
5 Year U.S. Treasury Notes	(137)	12/30/22	(14,728,570)	155,403
Ultra Long U.S. Treasury Bonds	(43)	12/20/22	(5,891,000)	252,511

TOTAL FUTURES CONTRACTS				$ 1,732,501

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	2.750%(a)	12/21/27	$ 10	$ (476)	$ (316)	$ (160)
12M SOFR	2.500(a)	06/04/29	3,190	(41,592)	(2,150)	(39,442)
2.570%	12M SOFR(a)	06/04/31	8,420	80,122	8,216	71,906
2.680	12M SOFR(a)	07/28/32	480	10,330	(2,399)	12,729
12M SOFR	2.730(a)	06/04/33	5,340	(40,057)	(4,529)	(35,528)
12M SOFR	2.910(a)	07/28/37	1,140	(15,515)	2,031	(17,546)
2.080	12M SOFR(a)	07/28/47	780	3,088	(496)	3,584

TOTAL				$ (4,100)	$ 357	$ (4,457)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

The accompanying notes are an integral part of these financial statements.                33

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	2,000,000	$2,000,000	$18,149	$67,000	$(48,852)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	19,300,000	19,300,000	10	65,477	(65,467)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	19,300,000	19,300,000	4	62,725	(62,721)

				40,600,000	$40,600,000	$18,163	$195,202	$(177,040)

Written option contracts
Calls
1Y IRS	Citibank NA	1.750	07/28/2023	(2,000,000)	(2,000,000)	(6,795)	(25,000)	18,205
1Y IRS	Citibank NA	2.075	07/28/2023	(2,000,000)	(2,000,000)	(11,193)	(42,000)	30,808
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(19,300,000)	(19,300,000)	(4)	(42,287)	42,283
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(19,300,000)	(19,300,000)	(2)	(23,190)	23,188
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(19,300,000)	(19,300,000)	(2)	(23,160)	23,158
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(19,300,000)	(19,300,000)	(2)	(39,565)	39,563

				(81,200,000)	$(81,200,000)	$(17,998)	$(195,202)	$177,205

TOTAL				(40,600,000)	$(40,600,000)	$165	$—	$165

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
TSFR	—Term Secured Overnight Financing Rate
UMBS	—Uniform Mortgage Backed Securities

Abbreviations:
1Y IRS	—1 Year Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
SOFR	—Secured Overnight Funding Rate

34                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 99.5%

United States Treasury Inflation Indexed Bonds
$15,832,394	2.125%		02/15/40	$16,462,100
22,742,662	1.375		02/15/44	20,248,083
15,853,068	0.750		02/15/45	12,221,040
11,462,024	1.000		02/15/48	9,284,386
2,025,145	1.000		02/15/49	1,648,585
6,096,196	0.250		02/15/50	3,999,712
8,364,227	0.125		02/15/51	5,251,421

United States Treasury Inflation Indexed Notes
744,471	0.125	(a)	01/15/23	736,729
30,202,308	0.500		04/15/24	29,339,321
34,054,462	0.125		10/15/24	32,749,497
16,964,426	0.125		04/15/25	16,084,106
16,216,693	0.375		07/15/25	15,491,205
10,733,484	0.125		10/15/25	10,139,993
4,226,991	0.625		01/15/26	4,034,678
18,109,892	0.125		04/15/26	16,913,183
12,397,381	0.125		07/15/26	11,595,573
36,528,046	0.125		10/15/26	34,035,697
18,851,612	0.375		01/15/27	17,606,868
14,570,495	0.375		07/15/27	13,594,913
37,355,143	0.500		01/15/28	34,692,911
13,089,638	0.750		07/15/28	12,304,627
49,269,386	0.875		01/15/29	46,338,302

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)

$8,733,356	0.250%	07/15/29	$7,875,530
18,870,458	0.125	07/15/30	16,623,048
7,124,756	0.125	01/15/31	6,227,861
30,288,782	0.125	07/15/31	26,423,061
7,855,754	0.125	01/15/32	6,802,342
11,012,976	0.625	07/15/32	10,009,008

TOTAL U .S. TREASURY OBLIGATIONS
(Cost $504,250,388)			$438,733,780

TOTAL INVESTMENTS – 99.5%
(Cost $504,250,388)			$438,733,780

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			2,261,821

NET ASSETS – 100.0%			$440,995,601

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	325	12/20/22	$36,420,313	$(548,198)
2 Year U.S. Treasury Notes	23	12/30/22	4,723,984	(75,739)
Ultra Long U.S. Treasury Bonds	9	12/20/22	1,233,000	(58,391)

Total				$(682,328)

Short position contracts:
10 Year U.S. Treasury Notes	(156)	12/20/22	(18,483,562)	461,873
20 Year U.S. Treasury Bonds	(27)	12/20/22	(3,412,969)	176,354
5 Year U.S. Treasury Notes	(147)	12/30/22	(15,803,649)	(4,446)

Total				$633,781

TOTAL FUTURES CONTRACTS				$(48,547)

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.251%(a)	1T CPI-U(a)	02/20/24	$13,700	$1,168,016	$33	$1,167,983

The accompanying notes are an integral part of these financial statements.                35

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.104%(a)	1T CPI-U(a)	12/14/24	$10,000		$996,483	$42	$996,441
2.007(a)	1T CPI-U(a)	02/07/26	6,300		666,736	40	666,696
12M SOFR(b)	2.750%(b)	12/21/27	20	(c)	(950)	(631)	(319)
1T CPI-U(a)	2.103(a)	02/07/29	6,300		(645,460)	61	(645,521)
12M SOFR(b)	2.500(b)	06/04/29	12,390	(c)	(161,544)	(8,348)	(153,196)
2.500(b)	12M SOFR(b)	12/21/29	9,810	(c)	694,451	500,296	194,155
2.570(b)	12M SOFR(b)	06/04/31	32,680	(c)	310,973	31,902	279,071
2.680(b)	12M SOFR(b)	07/28/32	1,920	(c)	41,321	(9,594)	50,915
12M SOFR(b)	2.730(b)	06/04/33	20,740	(c)	(155,579)	(17,577)	(138,002)
12M SOFR(b)	2.910(b)	07/28/37	4,530	(c)	(61,651)	8,070	(69,721)
12M SOFR(b)	2.720(b)	08/11/37	7,640	(c)	(150,908)	(47,857)	(103,051)
2.080(b)	12M SOFR(b)	07/28/47	3,180	(c)	12,588	(2,023)	14,611
2.170(b)	12M SOFR(b)	08/11/52	3,430	(c)	61,919	26,600	35,319

TOTAL					$2,776,395	$481,014	$2,295,381

(a)	Payments made at maturity.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
9M IRS	Deutsche Bank AG (London)	1.850%	11/22/2022	17,500,000	$17,500,000	$9	$59,370	$(59,361)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	17,500,000	17,500,000	4	56,875	(56,871)

				35,000,000	$35,000,000	$13	$116,245	$(116,232)

Written option contracts
Calls
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(17,500,000)	(17,500,000)	(3)	(38,343)	38,340
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(17,500,000)	(17,500,000)	(2)	(21,027)	21,025
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(17,500,000)	(17,500,000)	(2)	(21,000)	20,998
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(17,500,000)	(17,500,000)	(2)	(35,875)	35,873

				(70,000,000)	$(70,000,000)	$(9)	$(116,245)	$116,236

TOTAL				(35,000,000)	$(35,000,000)	$4	$—	$4

Currency Abbreviations:
USD	— U.S. Dollar

36                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
9M IRS	—9 Months Interest Rate Swaptions
SOFR	—Secured Overnight Funding Rate

The accompanying notes are an integral part of these financial statements.                37

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 60.5%

Advertising(a)(b) – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$4,405,000	6.250%		06/15/25	$4,293,289

Aerospace & Defense(b) –1.7%
Howmet Aerospace, Inc.
1,491,000	5.125		10/01/24	1,457,005
1,265,000	6.875		05/01/25	1,273,501
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	8,157,000
The Boeing Co.
11,850,000	4.875		05/01/25	11,560,741
5,400,000	2.600		10/30/25	4,923,126

				27,371,373

Agriculture(b) – 0.4%
BAT International Finance PLC
8,000,000	1.668		03/25/26	6,910,480

Airlines(b) – 0.3%
Delta Air Lines, Inc.
1,960,000	3.800		04/19/23	1,940,635
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
3,030,000	8.000	(a)	09/20/25	3,050,422

				4,991,057

Automotive – 2.1%
Clarios Global LP/Clarios U.S. Finance Co.
120,000	8.500	(a)(b)	05/15/27	114,689
Ford Motor Credit Co. LLC(b)
5,639,000	2.300		02/10/25	5,030,947
250,000	4.687		06/09/25	232,410
General Motors Financial Co., Inc.
1,375,000	5.100	(b)	01/17/24	1,367,575
9,400,000	1.050		03/08/24	8,826,788
1,100,000	3.950	(b)	04/13/24	1,072,753
8,800,000	1.500	(b)	06/10/26	7,472,256
The Goodyear Tire & Rubber Co.
3,235,000	9.500	(b)	05/31/25	3,360,388
Volkswagen Group of America Finance LLC
5,800,000	3.950	(a)	06/06/25	5,579,774
ZF North America Capital, Inc.
900,000	4.750	(a)	04/29/25	819,702

				33,877,282

Banks – 24.8%
Banco do Brasil SA
3,350,000	4.750		03/20/24	3,292,631
Banco Santander SA
2,800,000	3.892		05/24/24	2,728,124
2,600,000	2.706		06/27/24	2,484,742
1,600,000	2.746		05/28/25	1,463,280
(1 Year CMT + 0.450%)
12,000,000	0.701	(b)(c)	06/30/24	11,535,480
Bank of America Corp.
9,025,000	4.000		01/22/25	8,740,712
23,950,000	3.950		04/21/25	23,111,271
(3M USD LIBOR + 0.790%)
6,000,000	3.004	(b)(c)	12/20/23	5,969,640

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(3M USD LIBOR + 0.940%)
$1,175,000	3.864	%(b)(c)	07/23/24	$1,158,362
(SOFR + 0.910%)
20,250,000	0.981	(b)(c)	09/25/25	18,428,917
(SOFR + 1.110%)
12,245,000	3.841	(b)(c)	04/25/25	11,911,936
Barclays PLC(b)(c)
(3M USD LIBOR + 1.610%)
1,850,000	3.932		05/07/25	1,778,849
(SOFR + 2.714%)
3,600,000	2.852		05/07/26	3,270,996
BNP Paribas SA(a)
10,000,000	4.375		09/28/25	9,540,700
(SOFR + 2.074%)
3,275,000	2.219	(b)(c)	06/09/26	2,945,240
BPCE SA(a)
850,000	2.375		01/14/25	784,754
(SOFR + 1.520%)
3,675,000	1.652	(b)(c)	10/06/26	3,191,995
Canadian Imperial Bank of Commerce (SOFR + 0.940%)
5,055,000	3.137	(c)	04/07/25	4,993,733
Citigroup, Inc.
1,525,000	3.875		03/26/25	1,464,336
1,375,000	4.400		06/10/25	1,336,954
1,800,000	4.600		03/09/26	1,740,456
(3M USD LIBOR + 1.023%)
1,045,000	4.044	(b)(c)	06/01/24	1,036,880
(SOFR + 0.686%)
3,700,000	0.776	(b)(c)	10/30/24	3,518,589
(SOFR + 0.694%)
15,075,000	2.014	(b)(c)	01/25/26	13,869,452
(SOFR + 1.372%)
7,355,000	4.140	(b)(c)	05/24/25	7,190,469
(SOFR + 2.842%)
14,275,000	3.106	(b)(c)	04/08/26	13,388,522
Credit Agricole SA
5,700,000	4.375		03/17/25	5,451,423
Credit Suisse AG
9,400,000	6.500	(a)	08/08/23	9,300,924
11,225,000	3.700		02/21/25	10,539,377
675,000	2.950		04/09/25	620,183
Credit Suisse Group AG(a)(b)(c)
(3M USD LIBOR + 1.240%)
2,100,000	4.207		06/12/24	2,056,656
(SOFR + 2.044%)
9,600,000	2.193		06/05/26	8,355,072
Deutsche Bank AG
13,025,000	3.700		05/30/24	12,568,474
(SOFR + 2.159%)
1,525,000	2.222	(b)(c)	09/18/24	1,453,539
Fifth Third Bancorp
690,000	2.375	(b)	01/28/25	645,081
First Horizon Corp.
1,500,000	4.000	(b)	05/26/25	1,442,745
First-Citizens Bank & Trust Co.(b)(c)
(3M TSFR + 1.715%)
1,050,000	2.969		09/27/25	986,937

38                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(3M TSFR + 3.827%)
$5,210,000	3.929%		06/19/24	$5,138,779
HSBC Holdings PLC(b)(c)
(3M USD LIBOR + 1.000%)
1,300,000	3.961		05/18/24	1,286,987
(SOFR + 1.538%)
8,675,000	1.645		04/18/26	7,722,572
ING Groep NV(a)
5,000,000	4.625		01/06/26	4,806,400
(1 Year CMT + 1.100%)
4,750,000	1.400	(b)(c)	07/01/26	4,177,673
JPMorgan Chase & Co.(b)(c)
(3M TSFR + 1.585%)
22,175,000	2.005		03/13/26	20,295,447
(3M USD LIBOR + 0.730%)
11,590,000	3.559		04/23/24	11,471,898
(SOFR + 0.420%)
5,150,000	0.563		02/16/25	4,817,722
(SOFR + 0.605%)
6,525,000	1.561		12/10/25	5,982,446
(SOFR + 0.800%)
9,200,000	1.045		11/19/26	7,968,764
(SOFR + 1.850%)
6,360,000	2.083		04/22/26	5,794,087
Lloyds Banking Group PLC
1,525,000	4.500		11/04/24	1,489,757
Macquarie Group Ltd. (SOFR + 1.069%)
2,100,000	1.340	(a)(b)(c)	01/12/27	1,798,125
Mitsubishi UFJ Financial Group, Inc.
3,025,000	1.412		07/17/25	2,714,121
Morgan Stanley
5,000,000	5.000		11/24/25	4,939,750
(3M USD LIBOR + 0.847%)
5,175,000	3.737	(b)(c)	04/24/24	5,120,559
(SOFR + 0.509%)
11,250,000	0.791	(b)(c)	01/22/25	10,538,212
(SOFR + 0.525%)
3,700,000	0.790	(b)(c)	05/30/25	3,406,183
(SOFR + 0.720%)
4,025,000	0.985	(b)(c)	12/10/26	3,472,488
(SOFR + 0.745%)
2,125,000	0.864	(b)(c)	10/21/25	1,927,014
(SOFR + 1.990%)
20,275,000	2.188	(b)(c)	04/28/26	18,603,732
Natwest Group PLC(b)(c)
(1 Year CMT + 2.150%)
1,325,000	2.359		05/22/24	1,294,234
(3M USD LIBOR + 1.550%)
6,505,000	4.519		06/25/24	6,428,957
Royal Bank of Canada (SOFR + 0.340%)
4,070,000	2.537	(c)	10/07/24	3,998,449
Santander Holdings USA, Inc. (SOFR + 1.380%)
4,835,000	4.260	(b)(c)	06/09/25	4,647,112
Santander UK Group Holdings PLC (SOFR + 0.787%)
9,700,000	1.089	(b)(c)	03/15/25	8,955,331
Standard Chartered PLC(a)(b)(c)
(1 Year CMT + 0.780%)
2,275,000	0.991		01/12/25	2,122,029

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(1 Year CMT + 1.170%)
$3,175,000	1.319%		10/14/23	$3,170,809
(3M USD LIBOR + 1.080%)
4,050,000	3.885		03/15/24	4,015,656
Sumitomo Mitsui Financial Group, Inc.
1,925,000	1.474		07/08/25	1,734,387
The Toronto-Dominion Bank
5,950,000	3.766		06/06/25	5,749,069
Wells Fargo & Co.(b)(c)
(SOFR + 1.560%)
9,910,000	4.540		08/15/26	9,596,051
(SOFR + 2.000%)
7,200,000	2.188		04/30/26	6,582,096

				406,064,327

Building Materials(b) – 0.9%
Carrier Global Corp.
15,325,000	2.242		02/15/25	14,316,615
JELD-WEN, Inc.
125,000	4.875	(a)	12/15/27	89,690
Summit Materials LLC/Summit Materials Finance Corp.
115,000	6.500	(a)	03/15/27	110,709

				14,517,014

Chemicals – 0.7%
Celanese US Holdings LLC
900,000	3.500	(b)	05/08/24	864,891
International Flavors & Fragrances, Inc.
5,225,000	1.230	(a)(b)	10/01/25	4,586,401
Methanex Corp.
3,500,000	4.250	(b)	12/01/24	3,361,120
OCI NV
1,043,000	4.625	(a)(b)	10/15/25	968,738
Sasol Financing International Ltd.
400,000	4.500		11/14/22	397,000
Sasol Financing USA LLC
450,000	5.875	(b)	03/27/24	433,125
SPCM SA
1,650,000	3.125	(a)(b)	03/15/27	1,442,991

				12,054,266

Commercial Services – 0.7%
Global Payments, Inc.
3,175,000	1.200	(b)	03/01/26	2,731,992
Prime Security Services Borrower LLC/Prime Finance, Inc.
7,400,000	5.250	(a)	04/15/24	7,209,820
The ADT Security Corp.
2,050,000	4.125		06/15/23	2,032,001

				11,973,813

Computers(b) – 0.7%
Dell International LLC/EMC Corp.
10,665,000	5.850		07/15/25	10,749,360
NetApp, Inc.
1,300,000	1.875		06/22/25	1,186,796

				11,936,156

The accompanying notes are an integral part of these financial statements.                39

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(b)
$5,925,000	3.500%		01/15/25	$5,582,653
640,000	6.500		07/15/25	639,514
Air Lease Corp.(b)
1,500,000	2.300		02/01/25	1,376,145
1,100,000	3.375		07/01/25	1,028,907
5,175,000	1.875		08/15/26	4,385,606
Aviation Capital Group LLC
1,725,000	1.950	(a)(b)	01/30/26	1,448,465
Avolon Holdings Funding Ltd.(a)(b)
1,075,000	3.950		07/01/24	1,017,961
2,075,000	2.875		02/15/25	1,878,788
Capital One Financial Corp.(b)
6,050,000	3.200		02/05/25	5,740,179
(SOFR + 0.690%)
6,525,000	3.542	(c)	12/06/24	6,368,269
LD Holdings Group LLC
3,610,000	6.500	(a)(b)	11/01/25	2,158,419
Navient Corp.
915,000	5.500		01/25/23	915,119
Nomura Holdings, Inc.
2,695,000	5.099		07/03/25	2,655,680
OneMain Finance Corp.
4,285,000	5.625		03/15/23	4,273,302
PennyMac Financial Services, Inc.
2,160,000	5.375	(a)(b)	10/15/25	1,849,435
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
10,460,000	2.875	(a)(b)	10/15/26	8,630,023
Synchrony Financial
4,260,000	4.875	(b)	06/13/25	4,114,691
The Western Union Co.
1,025,000	2.850	(b)	01/10/25	970,368

				55,033,524

Electrical – 1.8%
Avangrid, Inc.
1,375,000	3.200	(b)	04/15/25	1,300,351
DTE Energy Co.
3,375,000	1.050	(b)	06/01/25	3,016,879
Enel Finance International NV
7,875,000	1.375	(a)(b)	07/12/26	6,663,037
Entergy Corp.
2,800,000	0.900	(b)	09/15/25	2,465,512
Korea Hydro & Nuclear Power Co., Ltd.
3,950,000	4.250	(a)	07/27/27	3,756,055
NRG Energy, Inc.(a)(b)
4,525,000	3.750		06/15/24	4,345,855
2,855,000	5.250		06/15/29	2,514,170
Vistra Operations Co. LLC(a)(b)
3,325,000	3.550		07/15/24	3,167,229
2,965,000	5.000		07/31/27	2,677,069

				29,906,157

Electrical Components & Equipment(a)(b) – 0.2%
Wesco Distribution, Inc.
2,845,000	7.125		06/15/25	2,845,085

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electronics(a) – 0.2%
Sensata Technologies B.V.
$3,000,000	5.000%		10/01/25	$2,861,880

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch B.V.
191,000	3.850		03/29/26	152,800
Greenko Wind Projects Mauritius Ltd.
200,000	5.500		04/06/25	175,500

				328,300

Engineering & Construction(b) – 0.2%
AECOM
2,750,000	5.125		03/15/27	2,571,498

Entertainment(a) – 1.7%
Banijay Entertainment SASU
930,000	5.375	(b)	03/01/25	871,354
Caesars Entertainment, Inc.
1,895,000	6.250	(b)	07/01/25	1,826,306
Caesars Resort Collection LLC/CRC Finco, Inc.
6,300,000	5.750	(b)	07/01/25	6,080,508
Warnermedia Holdings, Inc.
6,900,000	3.428		03/15/24	6,673,749
5,500,000	3.528	(b)	03/15/24	5,308,325
6,900,000	3.638		03/15/25	6,534,852

				27,295,094

Environmental(a)(b) – 0.5%
GFL Environmental, Inc.
3,880,000	3.750		08/01/25	3,580,309
4,860,000	5.125		12/15/26	4,535,643

				8,115,952

Food & Drug Retailing – 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertson’s LLC(a)(b)
3,630,000	3.250		03/15/26	3,199,555
110,000	7.500		03/15/26	111,064
B&G Foods, Inc.
2,050,000	5.250	(b)	04/01/25	1,784,586
General Mills, Inc. (3M USD LIBOR + 1.010%)
2,175,000	3.750	(c)	10/17/23	2,183,591
Performance Food Group, Inc.
3,020,000	6.875	(a)(b)	05/01/25	3,005,202
US Foods, Inc.
1,055,000	6.250	(a)(b)	04/15/25	1,039,449

				11,323,447

Gaming(b) – 0.3%
MGM Resorts International
2,040,000	6.750		05/01/25	2,008,360
3,511,000	5.750		06/15/25	3,354,269

				5,362,629

Gas(b) – 0.6%
NiSource, Inc.
11,050,000	0.950		08/15/25	9,810,853

40                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – 1.4%
Centene Corp.(b)
$1,900,000	4.250%		12/15/27	$1,736,752
8,410,000	2.450		07/15/28	6,839,180
HCA, Inc.
8,810,000	5.375		02/01/25	8,706,307
6,000,000	5.875	(b)	02/15/26	5,921,340

				23,203,579

Household Products(b) – 0.0%
Spectrum Brands, Inc.
114,000	5.750		07/15/25	108,224

Housewares(b) – 0.2%
Newell Brands, Inc.
2,770,000	4.875		06/01/25	2,681,138

Insurance – 0.5%
American International Group, Inc.
2,000,000	2.500	(b)	06/30/25	1,863,460
Athene Global Funding(a)
1,875,000	0.950		01/08/24	1,768,912
1,725,000	1.450		01/08/26	1,498,939
Equitable Financial Life Global Funding
1,550,000	1.400	(a)	07/07/25	1,395,698
Great-West Lifeco US Finance 2020 LP
2,000,000	0.904	(a)(b)	08/12/25	1,761,560

				8,288,569

Internet – 1.2%
Netflix, Inc.
3,265,000	5.875		02/15/25	3,276,460
4,000,000	3.625	(a)(b)	06/15/25	3,774,080
Norton Life Lock, Inc.
3,110,000	6.750	(a)(b)	09/30/27	2,994,028
Prosus NV
7,030,000	3.257	(a)(b)	01/19/27	5,887,625
Uber Technologies, Inc.
4,340,000	7.500	(a)(b)	05/15/25	4,330,669

				20,262,862

Investment Companies – 0.4%
Blackstone Private Credit Fund
6,000,000	4.700		03/24/25	5,662,140

Iron/Steel(b) – 0.2%
Mineral Resources Ltd.
3,555,000	8.000	(a)	11/01/27	3,421,652
Steel Dynamics, Inc.
345,000	2.400		06/15/25	318,932

				3,740,584

Leisure Time(a)(b) – 0.4%
NCL Corp. Ltd.
2,245,000	5.875		02/15/27	1,869,232
Royal Caribbean Cruises Ltd.
4,880,000	11.500		06/01/25	5,185,049

				7,054,281

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Lodging(b) – 0.3%
Marriott International, Inc.
$4,918,000	5.750%		05/01/25	$4,971,409

Machinery - Construction & Mining(a)(b) – 0.0%
The Manitowoc Co., Inc.
125,000	9.000		04/01/26	113,778

Machinery-Diversified(b) – 0.5%
Husky III Holding Ltd.(d)
1,104,000	13.000	(a)	02/15/25	1,039,615
Mueller Water Products, Inc.
2,985,000	4.000	(a)	06/15/29	2,549,429
Otis Worldwide Corp.
4,000,000	2.056		04/05/25	3,705,360

				7,294,404

Media – 1.6%
AMC Networks, Inc.
4,486,000	4.750	(b)	08/01/25	4,033,228
Charter Communications Operating LLC/Charter Communications Operating Capital(b)
2,900,000	4.500		02/01/24	2,867,143
8,925,000	4.908		07/23/25	8,709,372
(3M USD LIBOR + 1.650%)
1,275,000	4.432	(c)	02/01/24	1,281,311
CSC Holdings LLC
4,120,000	5.250		06/01/24	3,825,132
DISH DBS Corp.
5,065,000	5.875		11/15/24	4,530,389
Scripps Escrow, Inc.
120,000	5.875	(a)(b)	07/15/27	104,400

				25,350,975

Mining(a)(b) – 0.2%
Glencore Funding LLC
4,200,000	1.625		09/01/25	3,768,324

Miscellaneous Manufacturing(b) – 0.2%
Amsted Industries, Inc.
2,385,000	5.625	(a)	07/01/27	2,196,490
Hillenbrand, Inc.
890,000	5.750		06/15/25	875,911

				3,072,401

Multi-National(a)(b) – 0.1%
The African Export-Import Bank
1,050,000	2.634		05/17/26	909,594
1,130,000	3.798		05/17/31	916,148

				1,825,742

Office & Business Equipment(a)(b) – 0.3%
Xerox Holdings Corp.
4,495,000	5.000		08/15/25	4,044,286

Oil Field Services(b) – 1.2%
Canadian Natural Resources Ltd.
1,875,000	2.050		07/15/25	1,713,938
Continental Resources, Inc.
6,800,000	3.800		06/01/24	6,594,640

The accompanying notes are an integral part of these financial statements.                41

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services(b) – (continued)
Devon Energy Corp.
$120,000	5.250%		09/15/24	$119,958
EQT Corp.
2,625,000	6.125		02/01/25	2,634,791
Petroleos Mexicanos
210,000	6.875		10/16/25	197,033
Qatar Energy
2,160,000	1.375		09/12/26	1,884,600
Range Resources Corp.
5,080,000	5.000		03/15/23	5,062,982
Saudi Arabian Oil Co.
2,130,000	1.625		11/24/25	1,914,337
USA Compression Partners LP/USA Compression Finance Corp.
120,000	6.875		04/01/26	110,424

				20,232,703

Other Secured Debt Obligations(a)(b) – 0.1%
Transocean Sentry Ltd.
1,419,957	5.375		05/15/23	1,368,625

Packaging – 1.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
1,165,000	6.000	(a)(b)	06/15/27	1,103,220
Ball Corp.
5,413,000	4.000		11/15/23	5,310,911
Berry Global, Inc.(b)
5,500,000	0.950		02/15/24	5,167,195
3,200,000	1.570		01/15/26	2,797,024
Mauser Packaging Solutions Holding Co.
2,320,000	5.500	(a)(b)	04/15/24	2,201,239
Silgan Holdings, Inc.
1,925,000	1.400	(a)(b)	04/01/26	1,640,716

				18,220,305

Pharmaceuticals(b) – 1.2%
Bayer US Finance II LLC (3M USD LIBOR + 1.010%)
4,150,000	4.303	(a)(c)	12/15/23	4,134,396
Elanco Animal Health, Inc.
500,000	5.772		08/28/23	498,530
Herbalife Nutrition Ltd./HLF Financing, Inc.
7,435,000	7.875	(a)	09/01/25	6,741,761
Perrigo Finance Unlimited Co.
5,000,000	3.900		12/15/24	4,683,450
PRA Health Sciences, Inc.
3,144,000	2.875	(a)	07/15/26	2,768,292

				18,826,429

Pipelines(b) – 2.0%
Cheniere Energy Partners LP
2,835,000	4.500		10/01/29	2,503,135
DCP Midstream Operating LP
4,645,000	5.375		07/15/25	4,516,287
2,690,000	5.625		07/15/27	2,599,777
Energy Transfer LP/Regency Energy Finance Corp.
150,000	4.500		11/01/23	148,685
EQM Midstream Partners LP
1,265,000	4.750		07/15/23	1,252,059

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(b) – (continued)
Kinder Morgan, Inc.
$4,550,000	5.625	%(a)	11/15/23	$4,554,550
MPLX LP
1,225,000	4.875		12/01/24	1,211,280
8,300,000	1.750		03/01/26	7,273,705
NGPL PipeCo LLC
410,000	4.875	(a)	08/15/27	383,001
NuStar Logistics LP
6,820,000	5.750		10/01/25	6,317,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875		01/15/29	2,684,858

				33,445,112

Real Estate(b) – 0.4%
Realogy Group LLC/Realogy Co-Issuer Corp.
5,815,000	4.875	(a)	06/01/23	5,710,097
Sunac China Holdings Ltd.
200,000	6.500	(e)	01/10/25	26,000
Zhenro Properties Group Ltd.
200,000	6.700	(e)	08/04/26	8,000

				5,744,097

Real Estate Investment Trust(b) – 1.3%
American Tower Corp.
1,150,000	2.400		03/15/25	1,071,282
1,400,000	1.300		09/15/25	1,242,206
Crown Castle, Inc.
1,750,000	1.350		07/15/25	1,570,957
MPT Operating Partnership LP/MPT Finance Corp.
7,785,000	5.250		08/01/26	7,127,012
National Retail Properties, Inc.
435,000	3.900		06/15/24	425,513
Ventas Realty LP
1,375,000	3.500		04/15/24	1,339,759
VICI Properties LP/VICI Note Co., Inc.(a)
4,830,000	5.625		05/01/24	4,742,335
4,590,000	3.500		02/15/25	4,242,675
WP Carey, Inc.
230,000	4.000		02/01/25	222,776

				21,984,515

Retailing(b) – 0.4%
Nordstrom, Inc.
3,000,000	2.300		04/08/24	2,798,430
Penske Automotive Group, Inc.
3,310,000	3.500		09/01/25	3,061,651

				5,860,081

Semiconductors(b) – 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc.
250,000	2.700		05/01/25	232,153
Skyworks Solutions, Inc.
2,425,000	1.800		06/01/26	2,108,028

				2,340,181

42                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Software(b) – 0.6%
Fair Isaac Corp.
$2,705,000	5.250	%(a)	05/15/26	$2,580,624
Infor, Inc.
1,075,000	1.750	(a)	07/15/25	967,909
Oracle Corp.
2,825,000	2.500		04/01/25	2,635,358
PTC, Inc.
2,085,000	3.625	(a)	02/15/25	1,943,741
VMware, Inc.
2,575,000	1.000		08/15/24	2,383,935

				10,511,567

Telecommunication Services – 1.9%
CommScope Technologies LLC
112,000	6.000	(a)(b)	06/15/25	99,418
Lumen Technologies, Inc.
1,005,000	7.500	(b)	04/01/24	1,036,497
SoftBank Group Corp.
200,000	5.125	(b)	09/19/27	167,782
Sprint Communications LLC
770,000	6.000		11/15/22	770,416
Sprint Corp.
2,840,000	7.875		09/15/23	2,879,646
Telecom Italia SpA
5,615,000	5.303	(a)	05/30/24	5,299,549
T-Mobile USA, Inc.
21,574,000	3.500	(b)	04/15/25	20,638,983

				30,892,291

Toys/Games/Hobbies(a)(b) – 0.2%
Mattel, Inc.
2,815,000	5.875		12/15/27	2,713,970

Trucking & Leasing(a)(b) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4,950,000	1.200		11/15/25	4,293,630
SMBC Aviation Capital Finance DAC
1,200,000	3.550		04/15/24	1,154,736
				5,448,366

TOTAL CORPORATE OBLIGATIONS (Cost $1,072,055,629)				$988,474,414

Mortgage-Backed Obligations – 14.1%

Collateralized Mortgage Obligations – 3.0%
Interest Only(f) – 0.6%
FHLMC REMIC Series 3852, Class SW (-1X 1M USD LIBOR + 6.000%)
$251,346	3.182	%(c)	05/15/41	$22,994
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
241,297	3.232	(c)	03/15/44	23,991
FHLMC REMIC Series 4468, Class SY (-1X 1M USD LIBOR + 6.100%)
391,262	3.282	(c)	05/15/45	47,027

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(f) – (continued)
FHLMC REMIC Series 4583, Class ST (-1X 1M USD LIBOR + 6.000%)
$269,583	3.182	%(c)	05/15/46	$29,668
FHLMC REMIC Series 4998, Class GI
4,211,009	4.000		08/25/50	813,520
FHLMC REMIC Series 5012, Class DI
693,884	4.000		09/25/50	134,742
FHLMC REMIC Series 5020, Class IH
1,748,948	3.000		08/25/50	276,730
FNMA REMIC Series 2010-135, Class AS (-1X 1M USD LIBOR + 5.950%)
74,723	2.866	(c)	12/25/40	6,065
FNMA REMIC Series 2016-1, Class SJ (-1X 1M USD LIBOR + 6.150%)
370,148	3.066	(c)	02/25/46	42,935
FNMA REMIC Series 2017-31, Class SG (-1X 1M USD LIBOR + 6.100%)
448,098	3.016	(c)	05/25/47	51,398
FNMA REMIC Series 2018-17, Class CS (-1X 1M USD LIBOR + 3.450%)
1,781,141	0.366	(c)	03/25/48	29,822
FNMA REMIC Series 2020-49, Class IO
395,604	4.000		07/25/50	77,362
FNMA REMIC Series 2020-49, Class KS (-1X 1M USD LIBOR + 6.100%)
2,946,479	3.016	(c)	07/25/50	340,393
FNMA REMIC Series 2020-60, Class NI
644,413	4.000		09/25/50	125,136
FNMA REMIC Series 2020-62, Class GI
3,137,772	4.000		06/25/48	608,789
GNMA REMIC Series 2020-61, Class SW (-1X 1M USD LIBOR + 6.050%)
2,233,325	3.036	(c)	08/20/49	213,607
GNMA REMIC Series 2013-124, Class CS (-1X 1M USD LIBOR + 6.050%)
257,986	3.036	(c)	08/20/43	27,486
GNMA REMIC Series 2013-152, Class TS (-1X 1M USD LIBOR + 6.100%)
92,704	3.086	(c)	06/20/43	8,871
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
193,522	3.086	(c)	10/20/43	11,002
GNMA REMIC Series 2014-162, Class SA (-1X 1M USD LIBOR + 5.600%)
95,203	2.586	(c)	11/20/44	8,319
GNMA REMIC Series 2015-111, Class IM
294,467	4.000		08/20/45	45,910
GNMA REMIC Series 2015-123, Class SP (-1X 1M USD LIBOR + 6.250%)
167,230	3.236	(c)	09/20/45	19,066
GNMA REMIC Series 2016-109, Class IH
787,542	4.000		10/20/45	120,013
GNMA REMIC Series 2016-27, Class IA
99,757	4.000		06/20/45	12,750
GNMA REMIC Series 2017-112, Class SJ (-1X 1M USD LIBOR + 5.660%)
162,905	2.646	(c)	07/20/47	14,111

The accompanying notes are an integral part of these financial statements.                43

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(f) – (continued)
GNMA REMIC Series 2018-122, Class HS (-1X 1M USD LIBOR + 6.200%)
$373,008	3.186	%(c)	09/20/48	$40,344
GNMA REMIC Series 2018-122, Class SE (-1X 1M USD LIBOR + 6.200%)
347,564	3.186	(c)	09/20/48	35,867
GNMA REMIC Series 2018-139, Class SQ (-1X 1M USD LIBOR + 6.150%)
340,632	3.136	(c)	10/20/48	33,901
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
365,184	3.036	(c)	01/20/49	35,495
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR + 6.050%)
3,603,565	3.036	(c)	09/20/49	397,415
GNMA REMIC Series 2019-110, Class SD (-1X 1M USD LIBOR + 6.100%)
383,226	3.086	(c)	09/20/49	34,785
GNMA REMIC Series 2019-110, Class SE (-1X 1M USD LIBOR + 6.100%)
379,963	3.086	(c)	09/20/49	37,623
GNMA REMIC Series 2019-111, Class AS (-1X 1M USD LIBOR + 6.150%)
1,807,292	3.136	(c)	01/20/49	168,325
GNMA REMIC Series 2019-151, Class NI
1,395,079	3.500		10/20/49	217,513
GNMA REMIC Series 2019-153, Class EI
12,470,553	4.000		12/20/49	2,257,679
GNMA REMIC Series 2019-20, Class SF (-1X 1M USD LIBOR + 3.790%)
748,703	0.776	(c)	02/20/49	19,206
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR + 6.100%)
165,525	3.086	(c)	06/20/49	15,415
GNMA REMIC Series 2020-146, Class IM
433,015	2.500		10/20/50	57,227
GNMA REMIC Series 2020-146, Class KI
4,167,175	2.500		10/20/50	550,463
GNMA REMIC Series 2020-151, Class MI
7,390,280	2.500		10/20/50	965,493
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR + 6.050%)
1,425,308	3.036	(c)	02/20/50	157,849
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR + 6.050%)
8,647,419	3.036	(c)	04/20/50	962,546
GNMA REMIC Series 2020-55, Class PI
761,778	3.500		04/20/50	128,258
GNMA REMIC Series 2020-61, Class GI
2,176,577	5.000		05/20/50	399,468
GNMA REMIC Series 2020-78, Class DI
1,615,910	4.000		06/20/50	290,058
GNMA REMIC Series 2020-79, Class AI
179,711	4.000		06/20/50	31,724

				9,948,361

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 4649, Class ML
$3,604,950	4.000%		11/15/54	$3,479,421
FNMA REMIC Series 2012-111, Class B
11,262	7.000		10/25/42	11,858
FNMA REMIC Series 2012-153, Class B
38,369	7.000		07/25/42	40,334
GCAT 2022-NQM4 Trust Series 22-NQM4, Class A1
537,755	5.269	(a)(b)(g)	08/25/67	525,938
OBX Trust Series 2022-NQM7, Class A1
544,636	5.110	(a)(b)(g)	08/25/62	531,804

				4,589,355

Sequential Floating Rate(a) – 2.1%
Bellemeade Re Ltd. Series 2021-2A, Class M1B (1M SOFR + 1.500%)
1,400,000	3.781	(c)	06/25/31	1,338,272
Connecticut Avenue Securities Trust Series 2021-R01, Class 1B1 (SOFR30A + 3.100%)
2,311,000	5.381	(c)	10/25/41	2,081,732
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2 (1M SOFR + 3.000%)
1,910,000	5.281	(c)	01/25/42	1,739,081
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2 (1M SOFR + 2.600%)
2,732,352	4.881	(c)	11/25/50	2,747,394
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2 (1M USD LIBOR + 1.850%)
922,230	4.934	(c)	02/25/50	908,205
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1 (1M USD LIBOR + 5.100%)
504,025	8.184	(c)	06/25/50	510,829
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2 (1M USD LIBOR + 3.750%)
25,587	6.834	(c)	08/25/50	25,603
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1 (1M SOFR + 4.800%)
3,231,000	7.081	(c)	10/25/50	3,207,722
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (1M SOFR + 2.800%)
825,624	5.081	(c)	10/25/50	826,087
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2 (1M USD LIBOR + 3.150%)
90,391	6.234	(c)	09/25/50	90,494
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2 (1M SOFR + 1.800%)
238,504	4.081	(c)	01/25/51	230,228
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B1 (1M SOFR + 3.400%)
2,046,000	5.681	(c)	10/25/41	1,832,923
FHLMC STACR REMIC Trust Series 2021-HQA1, Class B1 (1M SOFR + 3.000%)
1,284,000	5.281	(c)	08/25/33	999,322
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2 (1M SOFR + 2.050%)
1,150,000	4.331	(c)	12/25/33	1,001,173
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (1M SOFR + 1.000%)
2,054,027	3.281	(c)	01/25/42	1,991,695

44                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(a) – (continued)
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A (1M SOFR + 2.000%)
$2,288,504	4.281	%(c)	04/25/42	$2,271,359
FNMA Connecticut Avenue Securities Series 2021-R02, Class 2B1 (1M SOFR + 3.300%)
4,100,000	5.581	(c)	11/25/41	3,655,895
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
4,952,520	2.520	(c)	05/25/52	4,134,226
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
99,713	3.750	(c)	05/28/52	94,690
Verus Securitization Trust Series 2022-1, Class A1
4,658,891	2.724	(b)(g)	01/25/67	4,007,099

				33,694,029

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				48,231,745

Commercial Mortgage-Backed Securities – 0.5%
Sequential Fixed Rate(a) – 0.2%
BANK Series 2017-BNK9, Class D
$700,000	2.800%		11/15/54	$499,645
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000		09/15/50	1,100,993
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D
500,000	3.060		10/15/48	410,297
Morgan Stanley Capital I Trust Series 2018-L1, Class D
1,100,000	3.000		10/15/51	774,526
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250		01/15/60	684,767

				3,470,228

Sequential Floating Rate(c) –0.3%
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C
1,949,000	4.514		09/15/48	1,797,523
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D
1,545,000	3.196	(a)	12/15/49	1,149,594
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class D
2,319,000	3.183	(a)	12/15/59	1,761,974

				4,709,091

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$8,179,319

Federal Agencies – 10.6%
GNMA – 4.5%
$1,399,721	4.500%		08/20/47	$1,362,852
228,548	5.000		03/20/48	228,363
795,243	4.500		06/20/48	770,319
803,475	4.500		07/20/48	778,043
144,250	5.000		08/20/48	143,361
1,229,261	4.500		09/20/48	1,190,351
845,880	4.500		10/20/48	819,106
475,438	5.000		11/20/48	472,433
1,075,423	4.500		12/20/48	1,041,047

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

GNMA – (continued)
$2,197,086	5.000%		12/20/48	$2,182,516
2,580,301	4.500		01/20/49	2,497,216
2,845,960	5.000		01/20/49	2,827,087
802,735	4.500		02/20/49	776,636
1,094,564	4.500		03/20/49	1,058,635
307,383	5.000		03/20/49	305,249
26,209	5.000		04/20/49	26,027
1,341,461	3.000		08/20/49	1,201,047
43,088	5.000		08/20/49	42,745
575,403	4.500		10/20/49	554,538
1,121,428	5.000		12/20/49	1,114,076
68,758	5.000		02/20/50	68,406
398,697	3.000		06/20/51	354,149
1,842,674	3.000		11/20/51	1,635,588
4,673,774	3.000		12/20/51	4,144,138
49,000,000	4.500	(h)	TBA-30yr	46,841,231
1,000,000	5.000	(h)	TBA-30yr	977,134

				73,412,293

UMBS – 6.1%
830	5.000		12/01/22	828
2,598	5.000		05/01/23	2,591
6,466	5.000		03/01/25	6,353
6,307	5.000		11/01/26	6,205
6,293	5.000		07/01/27	6,185
12,937,432	4.000		12/01/44	12,257,249
36,262,195	4.000		08/01/45	34,396,185
95,979	4.500		07/01/47	93,040
521,252	4.500		02/01/48	497,309
3,645,356	4.500		05/01/48	3,528,032
1,322,862	4.500		06/01/48	1,279,459
832,725	4.500		07/01/48	805,366
191,897	4.500		08/01/48	185,601
6,256,843	4.500		09/01/48	6,023,621
73,226	4.500		12/01/48	70,709
638,167	4.500		01/01/49	616,374
5,631,545	4.000		01/01/49	5,310,829
262,193	4.500		02/01/49	252,935
7,115,274	4.500		03/01/49	6,864,038
2,309,842	4.500		04/01/49	2,229,665
136,663	4.500		09/01/49	131,767
358,716	4.500		02/01/50	347,395
57,127	4.500		03/01/50	55,144
844,731	4.500		12/01/50	815,400
2,789,293	4.500		03/01/52	2,657,053
1,875,430	4.500		04/01/52	1,787,302
2,903,634	4.500		05/01/52	2,765,892
213,306	5.000		05/01/52	210,095
5,748,558	5.000		06/01/52	5,664,845
11,546,776	5.000		07/01/52	11,372,293
282,837	5.000		08/01/52	278,411

				100,518,171

TOTAL FEDERAL AGENCIES				$173,930,464

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $246,435,273)				$230,341,528

The accompanying notes are an integral part of these financial statements.                45

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – 7.8%

Automotive – 2.6%
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
$3,750,000	2.440%		09/15/26	$3,573,113
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A
2,785,000	2.900	(a)	04/15/26	2,701,694
Tesla Auto Lease Trust Series 2021-A, Class A3
2,200,000	0.560	(a)	03/20/25	2,123,206
Tesla Auto Lease Trust Series 2021-A, Class A4
5,400,000	0.660	(a)	03/20/25	5,150,632
Tesla Auto Lease Trust Series 2021-B, Class A3
10,200,000	0.600	(a)	09/22/25	9,570,990
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
9,600,000	0.710		04/15/26	9,075,857
Toyota Lease Owner Trust Series 2021-A, Class A3
7,175,000	0.390	(a)	04/22/24	7,041,695
Toyota Lease Owner Trust Series 2021-A, Class A4
1,400,000	0.500	(a)	08/20/25	1,350,807
Toyota Lease Owner Trust Series 2021-B, Class A3
2,250,000	0.420	(a)	10/21/24	2,166,743

				42,754,737

Collateralized Loan Obligations(a)(c) – 5.1%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M USD LIBOR + 1.200%)
7,600,000	3.910		07/20/34	7,279,044
Atlas Senior Loan Fund XVII Ltd. Series 2021-17A, Class A (3M USD LIBOR + 1.200%)
8,200,000	3.910		10/20/34	7,767,909
Cathedral Lake VII Ltd. Series 2021-7RA, Class C (3M USD LIBOR + 2.570%)
950,000	5.082		01/15/32	857,751
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
1,750,000	6.792		01/15/32	1,555,146
Crown City CLO I Series 2020-1A, Class A1AR (3M USD LIBOR + 1.190%)
2,500,000	3.900		07/20/34	2,383,698
Gulf Stream Meridian 3, Ltd. Series 2021-IIIA, Class A2 (3M USD LIBOR + 1.750%)
3,000,000	4.262		04/15/34	2,816,058
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
5,775,000	4.232		11/30/32	5,622,707
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
3,500,000	4.060		01/20/33	3,393,456
ICG US CLO 2016-1 Ltd. Series 2016-1A, Class CRR (3M USD LIBOR + 3.650%)
2,000,000	6.456		04/29/34	1,718,672
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (3M USD LIBOR + 1.200%)
3,000,000	3.983		07/25/34	2,871,348
LCM 26, Ltd. Series 2026-A, Class A1 (3M USD LIBOR + 1.070%)
8,400,000	3.780		01/20/31	8,210,051
LCM XX LP Series 2020-A, Class AR (3M USD LIBOR + 1.040%)
2,201,201	3.750		10/20/27	2,178,542

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)

Collateralized Loan Obligations(a)(c) – (continued)
Marble Point CLO XIX Ltd. Series 2020-3A, Class D (3M USD LIBOR + 3.900%)
	$2,200,000	6.638%		01/19/34	$1,905,497
Marble Point CLO XVII Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.300%)
	6,000,000	4.010		04/20/33	5,753,898
MJX Venture Management II LLC Series 2017-28RR, Class A1 (3M USD LIBOR + 1.280%)
	4,171,053	4.012		07/22/30	4,023,026
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R (3M USD LIBOR + 1.100%)
	2,922,368	3.869		12/21/29	2,870,250
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (3M USD LIBOR + 1.100%)
	10,600,000	4.084		05/20/32	10,100,115
Park Avenue Institutional Advisers CLO Ltd. 2021-1 Series 2021-1A, Class C (3M USD LIBOR + 3.800%)
	3,000,000	6.510		01/20/34	2,692,725
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
	5,150,000	6.612		04/15/32	4,471,009
Venture 36 Clo Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
	2,500,000	6.860		04/20/32	2,154,278
Zais Clo 13 Ltd. Series 2019-13A, Class A1A (3M USD LIBOR + 1.490%)
	3,000,000	4.002		07/15/32	2,895,813

					83,520,993

Student Loan(c) – 0.1%
Educational Services of America, Inc. Series 2014-1, Class A (1M USD LIBOR + 0.700%)
	277,211	3.784	(a)	02/25/39	274,490
Educational Services of America, Inc. Series 2015-2, Class A (1M USD LIBOR + 1.000%)
	160,927	4.084	(a)	12/25/56	161,369
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
	944,300	3.683		07/25/45	934,114
PHEAA Student Loan Trust Series 2012-1A, Class A1 (1M USD LIBOR + 0.550%)
	22,507	3.634	(a)	05/25/57	22,156
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
	804,064	4.234	(a)	09/25/65	790,229

					2,182,358

TOTAL ASSET-BACKED SECURITIES (Cost $135,476,453)					$128,458,088

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 2.7%

Euro(a) – 0.0%
Republic of Indonesia
EUR	250,000	2.150%		07/18/24	$237,172

46                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – 2.7%
Abu Dhabi Government International Bond
$870,000	2.500%		10/11/22	$869,304
Perusahaan Penerbit SBSN Indonesia III
3,530,000	2.300	(a)	06/23/25	3,300,938
4,310,000	2.300		06/23/25	4,030,324
7,550,000	1.500	(a)	06/09/26	6,635,393
Philippine Government International Bond
2,000,000	3.229		03/29/27	1,865,220
Republic of Chile
2,060,000	3.125		01/21/26	1,918,761
Republic of Colombia
5,690,000	4.000	(b)	02/26/24	5,538,148
Republic of Indonesia
8,750,000	4.150	(b)	09/20/27	8,313,462
Republic of Panama
2,010,000	3.750	(b)	03/16/25	1,929,349
Republic of Peru
2,120,000	2.392	(b)	01/23/26	1,920,985
Republic of Qatar(a)
1,840,000	3.375		03/14/24	1,803,200
690,000	3.400		04/16/25	666,713
Republic of Romania
5,820,000	3.000	(a)	02/27/27	4,902,623
Saudi Government International Bond
800,000	2.900	(a)	10/22/25	755,000

				44,449,420

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $48,342,598)				$44,686,592

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – 0.7%

Illinois – 0.1%
Illinois State GO Bonds Taxable-Pension Series 2003
$2,082,273	4.950%		06/01/23	$2,081,752

Massachusetts(b) – 0.5%
Commonwealth of Massachusetts State GO Bonds Series 2022
8,150,000	3.564		07/15/23	8,101,158

Ohio(b)(c) – 0.1%
Access to Loans for Learning Student Loan Corp. Series 2019 A-3 (3M USD LIBOR + 0.800%)
1,392,530	3.583		04/25/37	1,367,055

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $11,644,280)				$11,549,965

U.S. Treasury Obligations(i) – 12.1%

United States Treasury Notes
$222,756,100	0.750%		04/30/26	$197,278,371
850,000	2.875		08/15/28	797,207

TOTAL U.S. TREASURY OBLIGATIONS (Cost $216,003,286)				$198,075,578

Shares	Description	Value

Exchange Traded Funds – 1.9%
754,343	Goldman Sachs Access High
	Yield Corporate Bond ETF	$30,572,843
(Cost $36,594,195)

TOTAL INVESTMENTS BEFORE SHORT-
TERM INVESTMENT – 97.1%
(Cost $1,718,209,116)		$1,587,472,416

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(c) –0.3%

Certificates of Deposit – 0.3%
Lloyds Bank Corporate Markets PLC (SOFR + 0.540%)
$4,285,000	3.530%	01/31/24	$4,274,082
(Cost $4,285,000)

TOTAL SHORT-TERM INVESTMENTS (Cost $4,285,000)			$4,274,082

TOTAL INVESTMENTS – 100.1%
(Cost $1,770,836,714)			$1,636,433,090

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(2,005,488)

NET ASSETS – 100.0%			$1,634,427,602

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(d)	Pay-in-kind securities.

(e)	Security is currently in default.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2022.

(h)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $47,818,365 which represents approximately 3.0% of net assets as of September 30, 2022.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

The accompanying notes are an integral part of these financial statements.                47

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CLP	191,315,117	USD	195,469	10/27/22	$1,340
	EUR	585,241	NOK	5,942,243	12/21/22	30,523
	EUR	533,040	NZD	899,104	12/21/22	22,464
	EUR	529,191	SGD	748,308	12/21/22	476
	GBP	2,039,908	USD	2,205,941	12/21/22	74,676
	SEK	745,520	USD	66,761	12/21/22	786
	TWD	201,178,701	USD	6,320,289	10/03/22	9,113
	USD	1,798,784	AUD	2,714,047	12/21/22	60,114
	USD	4,348,776	CAD	5,712,401	12/21/22	211,569
	USD	2,107,635	CHF	2,039,906	12/21/22	22,156
	USD	788,721	CLP	726,257,795	10/27/22	41,608
	USD	1,649,164	CNH	11,396,029	12/21/22	50,149
	USD	1,552,085	COP	6,816,373,956	10/28/22	81,874
	USD	5,389,728	EUR	5,242,847	10/11/22	247,553
	USD	4,531,483	EUR	4,478,605	12/21/22	112,931
	USD	8,758,295	GBP	7,528,140	12/21/22	341,834
	USD	367,271	HUF	146,852,179	12/21/22	34,854
	USD	78,066	IDR	1,155,398,809	11/15/22	2,760
	USD	896,529	ILS	3,022,827	12/21/22	42,545
	USD	792,866	INR	63,624,356	10/14/22	14,106
	USD	487,026	INR	39,739,369	10/27/22	1,054
	USD	59,530	JPY	8,389,433	12/21/22	1,002
	USD	1,405,861	KRW	1,952,454,949	12/12/22	48,531
	USD	71,009	MXN	1,429,311	12/21/22	1,089
	USD	2,692,107	NOK	27,598,701	12/21/22	152,170
	USD	279,030	NZD	442,334	10/27/22	31,459
	USD	7,506,306	NZD	12,393,029	12/21/22	567,176
	USD	1,481,371	SEK	16,215,815	12/19/22	12,473
	USD	6,344,979	SEK	66,505,098	12/21/22	319,339
	USD	590,858	SGD	828,668	12/21/22	13,222
	USD	926,254	TRY	18,217,108	12/21/22	39,675
	USD	4,190,069	TWD	127,684,552	10/03/22	172,910
	USD	1,063,000	TWD	33,329,515	12/21/22	13,347
	USD	2,588,659	ZAR	44,445,137	10/11/22	135,613
	USD	212,636	ZAR	3,786,149	12/21/22	4,981

TOTAL						$2,917,472

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	10,819,003	USD	7,401,872	12/21/22	$(471,014)
	CAD	3,830,052	USD	2,949,685	12/21/22	(175,770)
	CHF	1,054,111	EUR	1,101,243	12/21/22	(8,816)
	CHF	5,347,821	USD	5,598,443	12/21/22	(131,150)
	CLP	284,180,780	USD	314,151	10/27/22	(21,810)
	CNH	8,216,436	USD	1,176,000	12/21/22	(23,124)
	COP	2,328,590,873	USD	536,515	10/28/22	(34,266)
	EUR	1,202,878	USD	1,228,861	12/21/22	(42,112)
	GBP	2,714,984	USD	3,111,667	12/15/22	(76,765)

48                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	GBP	1,899,268	USD	2,175,151	12/21/22	$(51,771)
	INR	159,712,692	USD	1,999,476	10/14/22	(44,598)
	JPY	142,172,028	USD	1,001,832	12/21/22	(9,992)
	MXN	10,775,051	USD	530,007	12/21/22	(2,905)
	NOK	46,015,602	USD	4,667,442	12/21/22	(432,577)
	NZD	1,789,461	AUD	1,585,825	12/21/22	(13,951)
	NZD	889,962	CAD	705,019	12/21/22	(12,301)
	NZD	2,689,000	USD	1,652,899	12/21/22	(147,269)
	PLN	1,757,189	USD	374,379	12/21/22	(24,916)
	SEK	5,732,393	EUR	531,000	12/21/22	(4,501)
	SEK	7,012,023	USD	658,201	12/21/22	(22,882)
	SGD	5,723,463	USD	4,102,841	12/21/22	(113,210)
	TWD	54,190,402	USD	1,803,792	10/03/22	(98,875)
	TWD	18,164,987	USD	588,855	10/06/22	(17,998)
	TWD	18,222,139	USD	586,000	12/21/22	(12,127)
	USD	194,598	BRL	1,060,190	10/31/22	(474)
	USD	198,698	CLP	195,478,728	10/27/22	(2,394)
	USD	2,357,000	CNH	17,071,317	12/21/22	(38,334)
	USD	790,585	EUR	821,000	12/21/22	(19,406)
	USD	1,482,019	GBP	1,375,848	12/21/22	(56,179)
	USD	850,923	SEK	9,654,647	12/21/22	(23,829)
	USD	4,010,823	TWD	127,684,551	10/03/22	(6,336)
	USD	3,295,101	TWD	104,748,558	12/21/22	(3,765)
	ZAR	6,070,771	USD	352,478	12/21/22	(19,521)

FORWARD SALES CONTRACTS — At September 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
UMBS, 30 Year, Single Family	4.000%	TBA-30yr	10/13/22	$(7,000,000)	$(6,488,124)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	11/14/22	(10,000,000)	(9,260,154)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	10/13/22	(13,000,000)	(12,368,278)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	10/13/22	(12,000,000)	(11,675,622)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	11/14/22	(15,000,000)	(14,254,098)

(PROCEEDS RECEIVABLE: $ (56,206,270))					$(54,046,276)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
10 Year U.S. Treasury Notes	916	12/20/22	$102,649,250	$(1,744,346)
2 Year U.S. Treasury Notes	1,729	12/30/22	355,120,392	(5,439,682)
French 10 Year Government Bonds	1	12/08/22	129,484	(4,912)

Total				$(7,188,940)

The accompanying notes are an integral part of these financial statements.                49

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
10 Year U.K. Long Gilt	(79)	12/28/22	$(8,503,198)	$1,137,385
10 Year U.S. Treasury Notes	(642)	12/20/22	(76,066,969)	3,392,281
20 Year U.S. Treasury Bonds	(29)	12/20/22	(3,665,781)	4,620
5 Year U.S. Treasury Notes	(1,895)	12/30/22	(203,727,305)	5,289,285
Ultra Long U.S. Treasury Bonds	(32)	12/20/22	(4,384,000)	11,108

Total				$9,834,679

TOTAL FUTURES CONTRACTS				$2,645,739

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(a)	1.250%(b)	12/15/22	NZD	15,940		$(25,129)	$(4,708)	$(20,421)
3.250%(a)	6M AUDOR	08/15/24	AUD	17,740		132,242	45,594	86,648
2.000(c)	6M GBP	09/21/24	GBP	9,940		691,653	703,044	(11,391)
3M STIBOR(a)	3.000(c)	12/21/24	SEK	573,510	(d)	(465,840)	(351,311)	(114,529)
3M LIBOR(c)	3.250	12/21/24		$23,100	(d)	(434,283)	(331,016)	(103,267)
3.750(c)	3M NIBOR(b)	12/21/24	NOK	348,890	(d)	(45,263)	27,159	(72,422)
3M NZDOR(a)	4.000(b)	12/21/24	NZD	13,700	(d)	(108,797)	(82,721)	(26,076)
3.250(a)	6M AUDOR	12/21/24	AUD	17,680	(d)	191,362	151,040	40,322
1.500(c)	6M EURO(b)	12/21/24	EUR	22,790	(d)	671,238	536,869	134,369
1.730(c)	3M LIBOR	02/08/26		$300,120	(d)	11,045,496	588,501	10,456,995
2.350(c)	6M EURO(b)	09/09/27	EUR	16,390	(d)	332,492	100,274	232,218
6M EURO(c)	1.500	12/21/27		4,510	(d)	(264,599)	(214,820)	(49,779)
6M EURO(b)	1.500(c)	12/21/27		1,200	(d)	(86,410)	(59,136)	(27,274)
3M LIBOR(c)	2.750	12/21/27		$580	(d)	(27,558)	(18,305)	(9,253)
6M AUDOR(b)	3.750	12/21/27	AUD	4,820	(d)	(78,261)	(37,672)	(40,589)
2.750(c)	3M LIBOR	12/21/27		$6,750	(d)	320,724	276,607	44,117
3M NZDOR(a)	4.000(b)	12/21/27	NZD	16,550	(d)	(206,793)	(113,435)	(93,358)
1.500(c)	6M CHFOR	12/21/27	CHF	9,430	(d)	116,316	121,025	(4,709)
2.500(c)	6M GBP	12/21/27	GBP	2,630	(d)	325,804	161,184	164,620
0.000(c)	6M JYOR	12/21/27	JPY	4,799,090	(d)	488,199	459,479	28,720
3M LIBOR(c)	2.500	06/04/29		$29,570	(d)	(385,542)	(20,116)	(365,426)
2.350(c)	6M EURO(b)	07/04/29	EUR	5,220	(d)	176,863	140,338	36,525
2.570(c)	3M LIBOR	06/04/31		$77,970	(d)	741,939	75,646	666,293
6M EURO(b)	2.128(c)	05/17/32	EUR	15,010	(d)	(651,845)	(94,507)	(557,338)
1.754(c)	6M EURO	05/17/32		15,010	(d)	733,359	(121,928)	855,287
6M EURO(c)	2.000(b)	05/26/32		22,310	(d)	(1,082,631)	(351,004)	(731,627)
0.500(c)	6M JYOR	05/26/32	JPY	5,459,170	(d)	486,294	166,859	319,435
2.680(c)	3M LIBOR	07/28/32		$14,360	(d)	309,041	(95,736)	404,777
2.500(c)	6M GBP	08/25/32	GBP	4,200	(d)	202,403	(80,727)	283,130
6M EURO(b)	2.500(c)	08/30/32	EUR	5,270	(d)	(151,614)	(152,201)	587
6M EURO(b)	2.750(c)	09/08/32		3,710	(d)	(70,360)	7,864	(78,224)
2.750(c)	3M STIBOR(a)	09/08/32	SEK	43,360	(d)	37,924	5,152	32,772
6M EURO(b)	2.650(c)	09/09/32	EUR	24,200	(d)	(554,107)	(163,638)	(390,469)
6M EURO	3.200	10/04/32		6,620	(d)	5,333	5,336	(3)

50                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.000%	3M LIBOR	10/04/32	$	7,720	(d)	$58,224	$58,231	$(7)
6M CHFOR(c)	1.750%	12/21/32	CHF	940	(d)	(28,116)	(35,164)	7,048
6M GBP(c)	2.250	12/21/32	GBP	1,650	(d)	(316,631)	(164,327)	(152,304)
3M LIBOR(c)	2.500	12/21/32	$	12,970	(d)	(1,120,904)	(843,365)	(277,539)
6M CDOR(b)	3.250	12/21/32	CAD	1,460	(d)	(37,381)	(47,103)	9,722
3M NIBOR(b)	3.500(c)	12/21/32	NOK	7,350	(d)	(1,373)	641	(2,014)
6M AUDOR(b)	3.750	12/21/32	AUD	1,020	(d)	(38,518)	(24,325)	(14,193)
2.500(c)	3M LIBOR	12/21/32	$	4,210	(d)	363,840	403,977	(40,137)
4.000(b)	3M NZDOR(a)	12/21/32	NZD	260	(d)	5,264	2,578	2,686
3.000(c)	3M STIBOR(a)	12/21/32	SEK	19,890	(d)	27,413	(14,401)	41,814
2.000(c)	6M EURO(b)	12/21/32	EUR	920	(d)	90,069	41,102	48,967
0.250(c)	6M JYOR	12/21/32	JPY	3,582,520	(d)	742,824	655,922	86,902
3M LIBOR(c)	2.730	06/04/33	$	49,500	(d)	(371,320)	(42,249)	(329,071)
6M GBP(c)	3.800	07/31/35	GBP	11,140	(d)	(563,191)	(32,451)	(530,740)
6M EURO(b)	2.855(c)	07/04/37	EUR	7,800	(d)	(142,685)	(153,014)	10,329
3M LIBOR(c)	2.940	07/12/37	$	6,920	(d)	(168,149)	8,222	(176,371)
3M LIBOR(c)	2.910	07/28/37		33,670	(d)	(458,232)	68,460	(526,692)
6M EURO(b)	2.152(c)	08/09/37	EUR	13,560	(d)	(435,536)	(158,938)	(276,598)
3M LIBOR(c)	2.720	08/11/37	$	34,300	(d)	(677,508)	(324,690)	(352,818)
1.451(c)	6M EURO(b)	08/10/42	EUR	30,830	(d)	531,306	193,593	337,713
2.750(c)	3M LIBOR	07/12/47	$	4,090	(d)	122,034	(10,714)	132,748
2.080(c)	3M LIBOR	07/28/47		24,250	(d)	95,996	28,773	67,223
6M EURO(b)	1.051(c)	08/11/47	EUR	17,020	(d)	(132,478)	(50,519)	(81,959)
6M EURO(c)	1.355	05/17/52		4,810	(d)	(417,836)	(101,702)	(316,134)
1.328(c)	6M EURO(b)	05/17/52		4,810	(d)	368,042	(26,843)	394,885
1.560(c)	6M EURO(b)	07/06/52		3,340	(d)	(18,069)	(87,609)	69,540
2.170(c)	3M LIBOR	08/11/52	$	15,350	(d)	277,103	165,078	112,025
1.800(c)	6M EURO(b)	09/09/52	EUR	5,140	(d)	85,543	4,051	81,492

TOTAL						$10,209,381	$ 792,204	$9,417,177

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Payments made annually.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	7.241%	MS & Co. Int. PLC	11/17/59	$1,300	$ (242,897)	$ (235,040)	$ (7,857)
Markit CMBX Series 11	3.000	1.277	MS & Co. Int. PLC	11/18/54	1,250	(202,110)	(259,691)	57,581

The accompanying notes are an integral part of these financial statements.                51

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Markit CMBX Series 11	3.000%	1.239%	MS & Co. Int. PLC	11/18/54	$4,500	$ (727,594)	$ (659,608)	$(67,986)

TOTAL						$(1,172,601)	$(1,154,339)	$(18,262)

(a)	Payments made annually.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	8.960%	06/20/26	$3,475	$(31,293)	$ 47,967	$ (79,260)
AT&T, Inc., 3.800%, 02/15/27	1.000	1.279	12/20/25	10,000	(67,545)	69,156	(136,701)
CDX.NA.IG Index 32	1.000	7.241	06/20/24	225	867	1,455	(588)
General Electric Co. 2.700%, 10/09/22	1.000	8.960	06/20/26	5,225	(47,704)	52,964	(100,668)

TOTA L					$(145,675)	$171,542	$(317,217)

(a)	Payments made annually.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	0.459%	10/10/2022	32,630,000	$32,630,000	$4	$ 71,330	$ (71,326)
1Y IRS	Citibank NA	0.420	10/10/2022	35,720,000	35,720,000	4	77,326	(77,322)
1Y IRS	Citibank NA	0.516	11/15/2022	36,190,000	36,190,000	186	84,983	(84,797)
1Y IRS	Citibank NA	2.400	07/28/2023	8,700,000	8,700,000	78,946	291,450	(212,503)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	8,790,000	8,790,000	82,650	326,408	(243,758)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	99,100,000	99,100,000	49	336,205	(336,156)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	99,200,000	99,200,000	20	322,400	(322,380)
1Y IRS	MS & Co. Int. PLC	0.544	11/16/2022	32,940,000	32,940,000	191	77,573	(77,382)

				353,270,000	$353,270,000	$162,050	$ 1,587,675	$(1,425,624)

52                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000%	05/05/2023	8,750,000	$8,750,000	$497,521	$306,108	$191,414
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	8,730,000	8,730,000	541,759	339,859	201,900
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	8,730,000	8,730,000	617,730	315,192	302,537

				26,210,000	$26,210,000	$1,657,010	$961,159	$695,851

Total purchased option contracts				379,480,000	$379,480,000	$1,819,060	$2,548,834	$(729,773)

Written option contracts
Calls
1Y IRS	Citibank NA	0.425	10/10/2022	(3,340,000)	(3,340,000)	—	(71,371)	71,370
1Y IRS	Citibank NA	0.379	10/10/2022	(3,680,000)	(3,680,000)	—	(77,285)	77,285
1Y IRS	Citibank NA	0.553	11/15/2022	(3,730,000)	(3,730,000)	(29)	(84,783)	84,754
1Y IRS	Citibank NA	1.750	07/28/2023	(8,700,000)	(8,700,000)	(29,558)	(108,750)	79,192
1Y IRS	Citibank NA	2.075	07/28/2023	(8,700,000)	(8,700,000)	(48,688)	(182,700)	134,012
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(8,790,000)	(8,790,000)	(23,728)	(124,346)	100,618
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(8,790,000)	(8,790,000)	(45,030)	(202,062)	157,032
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(99,100,000)	(99,100,000)	(20)	(217,133)	217,113
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(99,100,000)	(99,100,000)	(10)	(119,073)	119,063
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(99,200,000)	(99,200,000)	(10)	(119,040)	119,030
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(99,200,000)	(99,200,000)	(10)	(203,360)	203,350
1Y IRS	MS & Co. Int. PLC	0.599	11/16/2022	(3,410,000)	(3,410,000)	(34)	(77,728)	77,694

				(445,740,000)	$(445,740,000)	$(147,117)	$(1,587,631)	$1,440,513

Puts
1Y IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(8,750,000)	(8,750,000)	(178,172)	(112,448)	(65,724)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(8,750,000)	(8,750,000)	(307,047)	(193,660)	(113,387)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(8,730,000)	(8,730,000)	(361,822)	(208,301)	(153,521)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(8,730,000)	(8,730,000)	(233,996)	(131,558)	(102,438)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(8,730,000)	(8,730,000)	(278,941)	(120,595)	(158,346)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(8,730,000)	(8,730,000)	(423,591)	(194,597)	(228,994)

				(52,420,000)	$(52,420,000)	$(1,783,569)	$(961,159)	$(822,410)

Total written option contracts				(498,160,000)	$(498,160,000)	$(1,930,686)	$(2,548,790)	$618,103

TOTAL				(118,680,000)	$(118,680,000)	$(111,626)	$44	$(111,670)

The accompanying notes are an integral part of these financial statements.                53

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombia Peso
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
IO	—Interest Only Stripped Security
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PI	—Private Investment
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STACR	—Structured Agency Credit Risk
TSFR	—Term Secured Overnight Financing Rate
UMBS	—Uniform Mortgage Backed Securities

54                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CDX.NA.IG Ind 32	—CDX North America Investment Grade Index 32
CHFOR	—Swiss Franc Offered Rate
EURO	—Euro Offered Rate
JYOR	—Japanese Yen Offered Rate
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
STIBOR	—Stockholm Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.                55

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 41.3%

Collateralized Mortgage Obligations – 0.3%
Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 1980, Class Z
$98,257	7.000%	07/15/27	$103,815
FHLMC REMIC Series 2019, Class Z
96,857	6.500	12/15/27	98,478
FHLMC REMIC Series 2755, Class ZA
293,707	5.000	02/15/34	294,860
FHLMC REMIC Series 3530, Class DB
288,083	4.000	05/15/24	289,559
FHLMC REMIC Series 4246, Class PT
50,299	6.500	02/15/36	52,598
FNMA REMIC Series 2012-111, Class B
171,740	7.000	10/25/42	180,832
FNMA REMIC Series 2012-153, Class B
617,742	7.000	07/25/42	649,380

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			1,669,522

Federal Agencies – 41.0%
Adjustable Rate FHLMC(a) – 0.2%
(12M USD LIBOR + 1.840%)
$182,097	2.693%	11/01/34	$185,011
(1 Year CMT + 2.250%)
315,547	3.113%	06/01/35	325,424
(12M USD LIBOR + 2.330%)
27,340	3.516%	05/01/36	28,067
(6M USD LIBOR + 2.056%)
12,416	4.431%	10/01/36	12,890
(12M USD LIBOR + 1.776%)
96,235	3.593%	06/01/42	97,987
(12M USD LIBOR + 1.618%)
708,383	3.036%	11/01/44	717,366

			1,366,745

Adjustable Rate FNMA(a) – 0.6%
(COF + 1.695%)
5,300	2.357%	08/01/29	5,253
(12M USD LIBOR + 1.755%)
24,092	4.005%	07/01/32	24,480
(12M USD LIBOR + 1.225%)
2,489	1.475%	01/01/33	2,492
(12M USD LIBOR + 1.800%)
247,735	3.395%	05/01/33	251,996
(6M USD LIBOR + 2.250%)
37,607	3.625%	08/01/33	38,620
(COF + 1.254%)
260,234	4.591%	08/01/33	272,942
(1 Year CMT + 2.288%)
138,151	2.436%	02/01/34	142,308
(12M USD LIBOR + 1.695%)
56,948	3.445%	05/01/34	57,958
285,273	2.793%	05/01/34	288,712
31,645	2.220	03/01/35	31,976
40,945	3.095	04/01/35	41,677
(1 Year CMT + 2.220%)
229,118	3.989%	06/01/34	237,183
(12M USD LIBOR + 1.644%)
64,866	1.894%	10/01/34	65,887

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
(12M USD LIBOR + 1.647%)
$83,042	1.929%	10/01/34	$84,313
(12M USD LIBOR + 1.598%)
75,158	2.317%	03/01/35	75,821
(12M USD LIBOR + 1.325%)
87,087	2.075%	04/01/35	87,030
(12M USD LIBOR + 1.413%)
68,891	2.225%	05/01/35	69,121
(1 Year CMT + 2.095%)
51,484	2.143%	10/01/35	53,521
(12M USD LIBOR + 1.717%)
192,724	2.235%	03/01/36	194,541
(12M USD LIBOR + 1.958%)
447,986	2.958%	04/01/36	458,823
(12M USD LIBOR + 1.909%)
172,393	4.159%	06/01/36	176,836
(12M MTA + 2.186%)
289,464	3.047%	07/01/36	298,988
74,295	2.185%	11/01/36	76,179
(12M USD LIBOR + 1.713%)
295,210	3.298%	07/01/37	301,453
(12M USD LIBOR + 1.820%)
3,631	2.070%	12/01/46	3,733

			3,341,843

Adjustable Rate GNMA(a) – 0.3%
61,452	2.875	05/20/34	61,165
149,269	1.625	07/20/34	146,983
151,623	1.625	08/20/34	149,324
907,985	1.625	09/20/34	894,231
132,920	1.750	10/20/34	130,398
134,403	1.750	12/20/34	131,874

			1,513,975

FHLMC – 0.5%
48	4.500	05/01/23	47
4,076	7.500	01/01/31	4,352
17,338	4.500	07/01/33	16,996
411,480	4.500	08/01/33	403,344
866,619	4.500	09/01/33	849,481
79,415	4.500	10/01/33	77,844
1,968	4.500	04/01/34	1,928
1,688	4.500	04/01/35	1,654
1,196	4.500	07/01/35	1,171
2,982	4.500	08/01/35	2,922
16,998	4.500	09/01/35	16,653
4,158	4.500	10/01/35	4,073
728	4.500	12/01/35	714
568	4.500	05/01/36	556
52,263	4.500	01/01/38	51,200
634	4.500	04/01/38	623
337	4.500	05/01/38	330
3,251	4.500	06/01/38	3,185
82,441	4.500	09/01/38	80,947
1,757	4.500	01/01/39	1,724
42,641	4.500	02/01/39	41,842
20,858	4.500	03/01/39	20,459

56                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

FHLMC – (continued)
$3,975	4.500%	04/01/39	$3,899
115,028	4.500	05/01/39	112,824
362,306	4.500	06/01/39	355,369
12,464	4.500	07/01/39	12,225
15,773	4.500	08/01/39	15,472
21,675	4.500	09/01/39	21,261
4,184	4.500	10/01/39	4,103
7,736	4.500	11/01/39	7,587
8,274	4.500	12/01/39	8,116
14,349	4.500	01/01/40	14,074
3,830	4.500	02/01/40	3,755
10,389	4.500	04/01/40	10,185
15,507	4.500	05/01/40	15,201
20,022	4.500	06/01/40	19,626
15,248	4.500	07/01/40	14,947
14,502	4.500	08/01/40	14,215
9,216	4.500	09/01/40	9,035
3,950	4.500	10/01/40	3,872
4,367	4.500	02/01/41	4,281
13,933	4.500	03/01/41	13,658
25,339	4.500	04/01/41	24,838
28,051	4.500	05/01/41	27,496
53,743	4.500	06/01/41	52,676
4,454	4.500	07/01/41	4,366
148,660	4.500	08/01/41	145,712
159,276	4.500	09/01/41	156,128
8,923	4.500	12/01/41	8,745
118,224	4.500	03/01/42	115,880

			2,781,591

FNMA – 0.0%
87,190	7.500	10/01/37	92,840

GNMA – 16.9%
1,056	6.500	01/15/32	1,085
3,596	6.500	02/15/32	3,735
3,010	6.500	08/15/34	3,169
8,752	6.500	05/15/35	9,211
2,390	6.500	06/15/35	2,503
6,813	6.500	07/15/35	7,174
2,609	6.500	08/15/35	2,750
5,324	6.500	09/15/35	5,605
864	6.500	10/15/35	912
8,661	6.500	11/15/35	9,137
5,706	6.500	12/15/35	6,013
16,935	6.500	01/15/36	17,814
22,497	6.500	02/15/36	23,739
10,468	6.500	03/15/36	11,010
35,174	6.500	04/15/36	37,065
48,345	6.500	05/15/36	50,964
39,993	6.500	06/15/36	42,127
122,332	6.500	07/15/36	129,214
128,756	6.500	08/15/36	136,119
271,243	6.500	09/15/36	287,010
96,097	6.500	10/15/36	101,525
140,600	6.500	11/15/36	149,216
56,762	6.500	12/15/36	60,003
23,889	6.500	01/15/37	25,230

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

GNMA – (continued)
$13,987	6.500%	02/15/37	$14,814
9,203	6.500	03/15/37	9,716
19,807	6.500	04/15/37	20,951
4,870	6.500	05/15/37	5,142
5,188	6.500	08/15/37	5,490
33,042	6.500	09/15/37	34,934
41,280	6.500	10/15/37	44,341
16,343	6.500	11/15/37	17,250
13,052	6.500	05/15/38	13,727
33,186	6.000	11/15/38	34,631
2,475	6.500	01/15/39	2,582
3,900	6.500	02/15/39	4,097
2,534,105	4.500	08/20/47	2,467,356
56,462	4.500	02/20/48	54,921
135,962	4.500	05/20/48	131,744
696,813	4.500	09/20/48	674,757
5,169,622	5.000	09/20/48	5,137,762
191,528	5.000	10/20/48	190,318
4,121	5.000	11/20/48	4,095
1,917,211	4.500	12/20/48	1,855,926
4,456,880	5.000	12/20/48	4,427,323
378,713	4.500	01/20/49	366,518
2,276,768	5.000	01/20/49	2,261,669
32,764	5.000	03/20/49	32,537
1,164,966	4.000	04/20/49	1,093,092
14,713	5.000	05/20/49	14,609
564,886	5.000	06/20/49	560,787
78,876	5.000	11/20/49	78,107
881,777	5.000	12/20/49	875,997
237,225	5.000	07/20/50	236,012
610,044	4.000	01/20/51	571,072
4,606,686	3.000	11/20/51	4,088,971
6,543,283	3.000	12/20/51	5,801,793
11,000,000	4.000	TBA-30yr(b)	10,261,708
48,000,000	4.500	TBA-30yr(b)	45,885,288
7,000,000	5.000	TBA-30yr(b)	6,839,938

			95,242,305

UMBS – 11.8%
8,109	5.500	09/01/23	8,118
2,685	5.500	10/01/23	2,687
153,535	4.500	11/01/36	150,341
49,902	4.500	02/01/39	48,932
58,758	4.500	04/01/39	57,575
3,972	4.500	08/01/39	3,914
177,910	4.500	08/01/41	174,297
101,993	4.500	10/01/41	99,872
3,388,375	4.000	12/01/44	3,210,232
14,124,855	3.500	07/01/45	12,926,431
10,550,681	4.000	08/01/45	10,008,226
465,569	4.000	01/01/46	441,600
387,657	4.500	06/01/48	374,938
2,678,904	4.500	07/01/48	2,591,010
690,793	4.500	08/01/48	667,697
264,438	4.500	09/01/48	255,596
3,154,118	4.500	10/01/48	3,058,609
1,397,917	4.500	01/01/49	1,350,702
1,877,182	4.000	01/01/49	1,770,277

The accompanying notes are an integral part of these financial statements.                57

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

UMBS – (continued)
$299,448	4.500%		03/01/49	$288,594
212,344	5.000		07/01/49	209,847
468,137	4.000		03/01/50	439,283
614,911	4.500		05/01/50	587,060
16,725,537	4.500		06/01/52	16,045,317
1,982,590	5.000		07/01/52	1,947,172
3,929,020	4.500		08/01/52	3,764,504
5,932,958	5.000		08/01/52	5,826,969

				66,309,800

UMBS, 30 Year, Single Family(b) – 10.7%
17,000,000	5.000		TBA-30yr	16,540,465
27,000,000	4.500		TBA-30yr	25,687,962
13,000,000	4.000		TBA-30yr	12,049,372
7,000,000	2.500		TBA-30yr	5,873,984

				60,151,783

TOTAL FEDERAL AGENCIES				$230,800,882

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $244,647,967)				$232,470,404

Agency Debentures – 14.8%

Sovereign – 14.8%
FHLB
$13,950,000	3.500%		06/11/32	$12,997,355
FNMA
5,200,000	6.250		05/15/29	5,826,548
16,080,000	7.125		01/15/30	19,062,679
Tennessee Valley Authority
49,850,000	0.750		05/15/25	45,411,854

TOTAL AGENCY DEBENTURES (Cost $90,702,587)				$83,298,436

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 62.9%

United States Treasury Bill
$20,000,000	0.000	%(c)	11/08/22	$19,945,825
United States Treasury Bonds
7,370,000	3.750		11/15/43	6,994,591
410,000	3.375		05/15/44	365,477
10,000	3.000		11/15/45	8,341
200,000	2.875		11/15/46	163,187
380,000	3.375		11/15/48	345,741
780,000	2.000		02/15/50	535,641
United States Treasury Notes
5,000,000	2.750	(d)	05/31/23	4,956,641

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)

$15,120,000	0.375	%(d)	04/15/24	$14,232,881
17,810,000	0.250		07/31/25	15,916,296
812,000	0.750		03/31/26	721,031
227,340,000	0.750		04/30/26	201,337,987
47,120,000	0.625		07/31/26	41,222,637
630,000	1.375		08/31/26	567,049
6,680,000	4.125		09/30/27	6,702,962
12,630,000	2.250		11/15/27	11,553,490
11,010,000	1.125		02/29/28	9,447,956
11,340,000	1.250		03/31/28	9,777,206
11,090,000	1.250		04/30/28	9,539,133

TOTAL U.S. TREASURY OBLIGATIONS (Cost $380,798,487)				$354,334,072

Shares	Dividend Rate	Value

Investment Company(e) –0.4%

Goldman Sachs Financial Square Government Fund - Institutional Shares
2,537,582	2.911%	$2,537,582
(Cost $2,537,582)

TOTAL INVESTMENTS – 119.4% (Cost $718,686,623)		$672,640,494

LIABILITIES IN EXCESS OF OTHER ASSETS – (19.4)%		(109,395,985)

NET ASSETS – 100.0%		$563,244,509

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(b)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $123,138,717 which represents approximately 21.9% of net assets as of September 30, 2022.

(c)	Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Represents an affiliated fund.

58                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	3.500%	TBA-30yr	11/14/22	$(9,000,000)	$(8,087,341)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	10/13/22	(5,000,000)	(4,496,093)

(PROCEEDS RECEIVABLE: $(13,442,129))					$(12,583,434)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,303	12/30/22	$267,623,986	$(3,839,077)
Short position contracts:
10 Year U.S. Treasury Notes	(619)	12/20/22	(72,095,984)	2,461,860
20 Year U.S. Treasury Bonds	(170)	12/20/22	(21,489,063)	1,199,112
5 Year U.S. Treasury Notes	(1,294)	12/30/22	(139,115,110)	3,525,503
Ultra Long U.S. Treasury Bonds	(115)	12/20/22	(15,755,000)	625,161

Total				$ 7,811,636

TOTAL FUTURES CONTRACTS				$ 3,972,559

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.730%	12M SOFR	02/08/26	$325,620	$11,983,988	$2,495,917	$9,488,071
12M SOFR	2.500%	06/04/29	6,310	(82,272)	(4,259)	(78,013)
2.570	12M SOFR	06/04/31	16,640	158,342	16,225	142,117
2.680	12M SOFR	07/28/32	960	20,660	(4,797)	25,457
12M SOFR	2.730	06/04/33	10,560	(79,215)	(8,945)	(70,270)
12M SOFR	2.910	07/28/37	2,220	(30,213)	3,955	(34,168)
2.080	12M SOFR	07/28/47	1,560	6,176	(992)	7,168

TOTAL				$11,977,466	$2,497,104	$9,480,362

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

Currency Abbreviations:
USD	—U.S. Dollar

The accompanying notes are an integral part of these financial statements.                    59

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
COF	—Cost of Funds Index
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTA	—Monthly Treasury Average
REMIC	—Real Estate Mortgage Investment Conduit
UMBS	—Uniform Mortgage Backed Securities

Abbreviations:
SOFR—Secured Overnight Funding Rate

60                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 45.5%

Automotive(a) –0.7%
Volkswagen Group of America Finance LLC
$13,121,000	0.875%		11/22/23	$12,509,561
(SOFR + 0.950%)
5,000,000	3.778	(b)	06/07/24	4,986,950

				17,496,511

Banks – 28.3%
Banco Santander SA
2,400,000	3.892		05/24/24	2,338,392
(1 Year CMT + 0.450%)
9,600,000	0.701	(b)(c)	06/30/24	9,228,384
(SOFR + 1.240%)
16,400,000	3.945	(b)	05/24/24	16,375,564
Bank of America Corp.(b)(c)
(3M USD LIBOR + 0.780%)
9,849,000	3.550		03/05/24	9,773,458
(3M USD LIBOR + 0.790%)
6,415,000	3.004		12/20/23	6,382,540
(SOFR + 0.660%)
20,000,000	3.269		02/04/25	19,717,600
(SOFR + 1.100%)
15,483,000	3.610		04/25/25	15,372,142
Bank of Montreal(b)
(SOFR + 0.350%)
1,744,000	3.202		12/08/23	1,738,158
(SOFR + 0.680%)
14,360,000	3.547		03/10/23	14,353,107
Banque Federative du Credit Mutuel SA(a)
7,375,000	3.750		07/20/23	7,321,679
(SOFR + 0.410%)
11,105,000	3.004	(b)	02/04/25	10,750,973
BPCE SA(a)
5,210,000	2.750		01/11/23	5,188,900
(SOFR + 0.570%)
10,800,000	2.877	(b)	01/14/25	10,624,500
Canadian Imperial Bank of Commerce
7,388,000	0.450		06/22/23	7,171,014
(SOFR + 0.300%)
9,989,000	3.260	(b)	01/06/23	9,990,477
(SOFR + 0.420%)
4,820,000	2.758	(b)	10/18/24	4,736,277
(SOFR + 0.940%)
13,927,000	3.137	(b)	04/07/25	13,758,205
Citigroup, Inc. (SOFR + 1.372%)
20,000,000	4.129	(b)(c)	05/24/25	19,924,200
Credit Agricole Corporate & Investment Bank SA
26,500,000	0.400	(c)	01/15/23	26,074,940
Deutsche Bank AG (SOFR + 0.500%)
38,896,000	3.109	(b)	11/08/23	38,481,758
Federation des Caisses Desjardins du Quebec (SOFR + 0.430%)
30,000,000	3.162	(a)(b)	05/21/24	29,601,000
First Republic Bank (SOFR + 0.620%)
10,687,000	1.912	(b)(c)	02/12/24	10,563,245
HSBC Holdings PLC(b)(c)
(3M USD LIBOR + 0.923%)
20,393,000	3.033		11/22/23	20,319,381
(3M USD LIBOR + 0.987%)
5,000,000	3.950		05/18/24	4,936,700

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 0.580%)
$30,425,000	3.285%		11/22/24	$29,571,274
JPMorgan Chase & Co.(b)(c)
(3M USD LIBOR + 0.730%)
27,875,000	3.559		04/23/24	27,590,954
(SOFR + 0.970%)
29,000,000	3.867		06/14/25	28,643,880
KeyBank NA(b)(c)
(SOFR + 0.320%)
9,981,000	3.217		06/14/24	9,891,470
(SOFR + 0.340%)
2,041,000	0.423		01/03/24	2,014,161
(SOFR + 0.340%)
6,246,000	2.456		01/03/24	6,208,586
Lloyds Banking Group PLC
10,520,000	4.050		08/16/23	10,400,808
(1 year CMT + 0.550%)
9,808,000	0.695	(b)(c)	05/11/24	9,502,775
(3M USD LIBOR + 0.810%)
22,825,000	2.907	(b)(c)	11/07/23	22,766,796
Macquarie Bank Ltd.
4,450,000	0.441	(a)	12/16/22	4,414,400
Mitsubishi UFJ Financial Group, Inc. (SOFR + 1.385%)
8,471,000	4.250	(b)(c)	09/12/25	8,455,752
Mizuho Financial Group, Inc.(b)(c)
(-1x SOFR + 0.872%)
9,467,000	0.849		09/08/24	9,042,500
(-1x SOFR + 1.251%)
6,922,000	1.241		07/10/24	6,694,820
Morgan Stanley
14,247,000	3.750		02/25/23	14,202,549
(SOFR + 0.466%)
8,747,000	0.560	(b)(c)	11/10/23	8,701,603
(SOFR + 0.616%)
19,282,000	0.731	(b)(c)	04/05/24	18,824,052
(SOFR + 0.625%)
6,998,000	3.129	(b)(c)	01/24/25	6,862,099
MUFG Union Bank NA (SOFR + 0.710%)
17,250,000	3.584	(b)(c)	12/09/22	17,246,377
National Australia Bank Ltd. (SOFR + 0.380%)
8,510,000	2.618	(a)(b)	01/12/25	8,400,732
National Bank of Canada
17,825,000	2.150	(a)	10/07/22	17,822,326
14,178,000	2.100		02/01/23	14,042,600
(SOFR + 0.490%)
5,375,000	3.094	(b)	08/06/24	5,305,931
Natwest Group PLC (1 Year CMT + 2.150%)
9,374,000	2.359	(b)(c)	05/22/24	9,156,336
Royal Bank of Canada (SOFR + 0.340%)
3,983,000	2.537	(b)	10/07/24	3,912,979
Societe Generale SA
4,172,000	4.250	(a)	09/14/23	4,125,399
Standard Chartered PLC (SOFR + 1.250%)
39,827,000	3.557	(a)(b)(c)	10/14/23	39,844,126
Sumitomo Mitsui Trust Bank Ltd. (SOFR + 0.440%)
9,650,000	3.353	(a)(b)	09/16/24	9,549,061

The accompanying notes are an integral part of these financial statements.                61

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
The Bank of Nova Scotia(b)
(SOFR + 0.550%)
$11,694,000	3.454%		09/15/23	$11,650,732
(SOFR + 0.960%)
10,550,000	3.827		03/11/24	10,524,786
The Toronto-Dominion Bank (SOFR + 0.910%)
16,428,000	3.762	(b)	03/08/24	16,386,766
Truist Financial Corp. (SOFR + 0.400%)
9,094,000	3.259	(b)(c)	06/09/25	8,919,304
UBS AG(a)(b)
(SOFR + 0.360%)
17,463,000	2.984		02/09/24	17,370,446
(SOFR + 0.470%)
6,993,000	2.761	(c)	01/13/25	6,902,231
Wells Fargo & Co. (SOFR + 1.600%)
22,367,000	1.654	(b)(c)	06/02/24	21,838,468
Westpac Banking Corp. (3M USD LIBOR + 0.570%)
3,862,000	2.998	(b)	01/11/23	3,863,081

				765,372,754

Chemical – 0.3%
Nutrien Ltd.
6,656,000	1.900		05/13/23	6,535,393

Cosmetics & Personal Care(a)(c) – 0.3%
GSK Consumer Healthcare Capital US LLC
8,326,000	3.024		03/24/24	8,062,399

Diversified Financial Services – 3.0%
AIG Global Funding (SOFR + 0.380%)
22,042,000	3.284	(a)(b)	12/15/23	21,938,623
Air Lease Corp.
4,185,000	2.250		01/15/23	4,154,031
6,000,000	2.750	(c)	01/15/23	5,957,460
2,500,000	3.000	(c)	09/15/23	2,438,150
American Express Co. (SOFR + 0.930%)
15,000,000	3.745	(b)(c)	03/04/25	14,970,300
Capital One Financial Corp. (SOFR + 0.690%)
26,957,000	3.542	(b)(c)	12/06/24	26,309,493
Nasdaq, Inc.
3,966,000	0.445	(c)	12/21/22	3,926,142

				79,694,199

Electrical – 3.5%
American Electric Power Co., Inc. (3M USD LIBOR + 0.480%)
9,375,000	3.262	(b)(c)	11/01/23	9,355,219
CenterPoint Energy, Inc. (SOFR + 0.650%)
19,829,000	3.303	(b)(c)	05/13/24	19,608,303
Dominion Energy, Inc. (3M USD LIBOR + 0.530%)
8,608,000	3.823	(b)(c)	09/15/23	8,587,943
DTE Energy Co.
5,341,000	2.250		11/01/22	5,332,668
NextEra Energy Capital Holdings, Inc.
15,460,000	0.650		03/01/23	15,212,795
OGE Energy Corp.
5,619,000	0.703	(c)	05/26/23	5,467,849
Oklahoma Gas and Electric Co.
14,754,000	0.553	(c)	05/26/23	14,336,609

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
The Southern Co. (SOFR + 0.370%)
$17,194,000	3.008	%(b)(c)	05/10/23	$17,109,578

				95,010,964

Gas(c) – 1.2%
Atmos Energy Corp.
10,203,000	0.625		03/09/23	10,040,976
(3M USD LIBOR + 0.380%)
10,776,000	3.574	(b)	03/09/23	10,749,706
CenterPoint Energy Resources Corp. (3M USD LIBOR + 0.500%)
10,254,000	3.600	(b)	03/02/23	10,233,287
ONE Gas, Inc.
2,129,000	0.850		03/11/23	2,096,597

				33,120,566

Healthcare Providers & Services(b) – 0.5%
Baxter International, Inc. (SOFR + 0.440%)
14,300,000	3.204		11/29/24	13,933,348

Insurance(a) – 2.7%
Athene Global Funding (3M USD LIBOR + 0.730%)
32,750,000	3.121	(b)	01/08/24	32,237,790
Equitable Financial Life Global Funding
5,038,000	0.500		04/06/23	4,958,651
Pacific Life Global Funding II (SOFR + 0.400%)
4,325,000	2.910	(b)	01/27/25	4,225,136
Principal Life Global Funding II (SOFR + 0.450%)
9,397,000	2.686	(b)	04/12/24	9,361,949
Protective Life Global Funding
6,848,000	0.502		04/12/23	6,700,289
(SOFR + 0.980%)
16,164,000	3.951	(b)	03/28/25	16,033,395

				73,517,210

Mining(a) – 0.3%
Glencore Finance Canada Ltd.
7,166,000	4.250		10/25/22	7,166,215

Oil Field Services(a)(c) – 0.2%
Schlumberger Finance Canada Ltd.
5,917,000	2.650		11/20/22	5,910,373

Pharmaceuticals – 1.2%
AbbVie, Inc.
5,732,000	2.900		11/06/22	5,724,033
18,490,000	2.300		11/21/22	18,443,590
AmerisourceBergen Corp.
9,469,000	0.737	(c)	03/15/23	9,309,163

				33,476,786

Pipelines – 0.8%
Enbridge, Inc.
13,806,000	0.550		10/04/23	13,192,737
(SOFR + 0.400%)
1,916,000	3.090	(b)	02/17/23	1,911,670

62                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
Kinder Morgan Energy Partners LP
$6,032,000	3.450	%(c)	02/15/23	$6,001,780

				21,106,187

Real Estate Investment Trust(b)(c) – 0.3%
Public Storage (SOFR + 0.470%)
8,101,000	2.917		04/23/24	8,051,746

Retailing(a)(c) – 0.7%
7-Eleven, Inc.
18,409,000	0.625		02/10/23	18,141,517

Savings&Loans(a) – 0.7%
Nationwide Building Society
10,000,000	2.000		01/27/23	9,918,400
(3M USD LIBOR + 1.392%)
10,000,000	4.363	(b)(c)	08/01/24	9,871,900

				19,790,300

Software – 0.8%
Oracle Corp.
16,778,000	2.500		10/15/22	16,768,269
Take-Two Interactive Software, Inc.
4,834,000	3.300		03/28/24	4,711,845

				21,480,114

TOTAL CORPORATE OBLIGATIONS (Cost $1,239,820,265)				$1,227,866,582

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – 0.2%

Illinois – 0.1%
Illinois State GO Bonds Taxable-Pension Series 2003
$1,448,182	4.950%		06/01/23	$1,447,819

New York(c) – 0.1%
Long Island Power Authority Electric System Taxable
(Refunding) Series C
3,070,000	0.359		03/01/23	3,019,744

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,526,128)				$4,467,563

U.S. Treasury Obligations – 8.5%

United States Treasury Notes
$10,000,000	0.375%		10/31/23	$9,585,156
(3MTreasury money market yield + 0.035%)
215,300,000	3.332(b)		10/31/23	215,496,222
4,500,000	1.500		02/29/24	4,326,856

TOTAL U.S. TREASURY OBLIGATIONS (Cost $229,778,031)				$229,408,234

Shares	Dividend Rate		Value

Investment Company(d) – 8.4%

Goldman Sachs Financial Square Government Fund - Institutional
Shares
227,887,566	2.911%		$227,887,566
(Cost $227,887,566)

TOTAL INVESTMENTS BEFORE SHORT- TERM INVESTMENT – 62.6% (Cost $1,702,011,990)			$1,689,629,945

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 37.4%

Certificates of Deposit – 25.1%
Alpine Securitization LLC (SOFR + 0.440%)
$2,500,000	3.430%(a)(b)	10/27/22	$2,500,415
Bank of Montreal (SOFR + 0.300%)
6,092,000	3.390(b)	01/09/23	6,092,676
Bayerische Landesbank
18,340,000	0.900	06/27/23	17,865,873
(3M USD LIBOR + 0.160%)
12,000,000	2.929(b)	01/27/23	11,993,768
Citibank N.A.
17,000,000	3.800	08/01/23	16,861,261
5,900,000	4.060	08/01/23	5,864,319
Citigroup Global Markets, Inc. (SOFR + 0.650%)
5,866,000	2.920(a)(b)	09/21/23	5,864,570
Collateralized Commercial Paper FLEX Co. LLC(a)(b)
(SOFR + 0.300%)
27,940,000	3.230	12/01/22	27,943,093
(SOFR + 0.500%)
2,951,000	3.490	12/14/22	2,952,568
Cooperatieve Rabobank UA
24,704,000	1.500	10/17/22	24,685,193
(SOFR + 0.490%)
7,244,000	3.480(b)	11/25/22	7,246,833
Credit Industriel et Commercial(b)
(FEDL01 + 0.450%)
16,450,000	2.780	03/13/23	16,459,271
(SOFR + 0.280%)
8,086,000	3.270	12/08/22	8,086,098
Credit Suisse AG
28,000,000	0.590	03/17/23	27,517,965
Credit Suisse New York
12,800,000	0.400	11/10/22	12,759,498
DNB Bank ASA(a)(b)
(SOFR + 0.520%)
5,679,000	3.510	02/06/23	5,685,056
(SOFR + 0.580%)
23,525,000	3.570	03/23/23	23,558,317
Enel Finance America LLC (SOFR + 0.800%)
16,233,000	3.790(a)(b)	10/27/22	16,237,031
Fairway Finance Co. LLC(a)(b)
(SOFR + 0.540%)
3,904,000	3.530	01/23/23	3,906,971
(SOFR + 0.580%)
5,419,000	3.570	02/02/23	5,423,425

The accompanying notes are an integral part of these financial statements.                63

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
Landesbank Baden-Wuerttemberg (SOFR + 0.400%)
$4,850,000	3.360	%(b)	10/12/22	$4,850,493
Lloyds Bank Corporate Markets PLC (SOFR + 0.540%)
23,765,000	3.530	(b)	01/31/24	23,704,446
Macquarie Bank Ltd.(a)(b)
(SOFR + 0.330%)
29,500,000	3.320		12/05/22	29,505,269
(SOFR + 0.400%)
7,300,000	3.390		10/19/22	7,301,054
Mizuho Bank Ltd. (SOFR + 0.280%)
12,639,000	3.270	(b)	02/10/23	12,635,274
MUFG Bank Ltd.
13,500,000	0.260		10/13/22	13,486,508
National Australia Bank Ltd. (SOFR + 0.500%)
14,915,000	3.490	(a)(b)	03/08/23	14,926,540
National Bank Of Kuwait Sakp
9,140,000	3.250		11/04/22	9,139,736
13,507,000	4.020		12/23/22	13,510,451
Natixis NY
5,500,000	2.810		11/10/22	5,497,528
Nordea Bank AB NY
24,927,000	0.300		01/27/23	24,653,053
Nordea Bank ABP (SOFR + 0.530%)
13,000,000	3.520	(b)	12/23/22	13,007,641
Royal Bank of Canada(a)(b)
(FEDL01 + 0.430%)
6,336,000	3.510		12/23/22	6,338,466
(SOFR + 0.430%)
29,018,000	3.420		03/01/23	29,031,174
Salisbury Receivables Co. LLC (SOFR + 0.340%)
27,000,000	3.330	(a)(b)	02/01/23	26,993,623
Skandinaviska Enskilda Banken AB
8,400,000	1.830		10/05/22	8,398,531
19,500,000	0.420		12/01/22	19,406,638
(SOFR + 0.560%)
3,000,000	3.540	(b)	09/13/23	2,999,567
Standard Chartered Bank (SOFR + 0.420%)
20,233,000	3.410	(b)	07/28/23	20,222,055
Sumitomo Mitsui Banking Corp.
20,500,000	2.700		04/27/23	20,292,480
(SOFR + 0.280%)
12,204,000	3.270	(b)	03/01/23	12,197,711
(SOFR + 0.500%)
14,700,000	3.490	(b)	03/31/23	14,704,411
Sumitomo Mitsui Trust Bank Ltd. (SOFR + 0.540%)
2,041,000	3.520	(b)	01/10/23	2,042,895
Svenska Handelsbanken AB
8,910,000	2.000		03/22/23	8,816,163
17,239,000	2.795		05/25/23	17,052,453
(SOFR + 0.400%)
28,615,000	3.390	(a)(b)	03/01/23	28,626,990
(SOFR + 0.510%)
2,500,000	3.470	(b)	03/28/23	2,502,326
(SOFR + 0.560%)
9,752,000	3.540	(b)	09/08/23	9,750,978
Swedbank AB (SOFR + 0.500%)
8,605,000	3.490	(b)	12/15/22	8,609,053

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)

Certificates of Deposit – (continued)
The Toronto-Dominion Bank
$10,000,000	2.020%		12/30/22	$10,003,760
4,539,000	4.070		07/18/23	4,514,420
Versailles Commercial Paper LLC (SOFR + 0.450%)
3,904,000	3.440	(a)(b)	11/14/22	3,904,431

				678,130,319

Commercial Paper(e) – 12.3%
American Electric Power Co., Inc.
4,204,000	0.000		11/03/22	4,189,861
ANZ New Zealand International Ltd.
13,586,000	0.000		05/25/23	13,192,817
At&T, Inc.
5,501,500	0.000		12/28/22	5,447,232
4,034,000	0.000		12/28/22	3,994,208
Bank of Montreal
5,734,000	0.000		07/12/23	5,533,993
Banque Federative du Credit Mutuel SA
10,249,000	0.000		02/06/23	10,106,688
Brighthouse Financial Short Term Funding LLC
4,866,000	0.000		12/06/22	4,834,593
CDP Financial, Inc.
3,331,000	0.000		06/16/23	3,225,627
13,000,000	0.000		06/27/23	12,567,100
Ciesco LLC
25,854,000	0.000		02/07/23	25,483,915
Citigroup Global Markets, Inc.
10,421,000	0.000		04/21/23	10,170,553
EI du Pont de Nemours & Co.
9,259,300	0.000		12/12/22	9,187,558
Enbridge U.S., Inc
8,000,000	0.000		01/19/23	7,893,243
Federation des Caisses Desjardins du Quebec
35,000,000	0.000		10/03/22	34,991,367
GTA Funding LLC
5,083,000	0.000		11/07/22	5,065,777
6,812,000	0.000		01/25/23	6,725,569
LMA-Americas LLC
2,981,000	0.000		01/09/23	2,948,751
3,917,000	0.000		01/12/23	3,872,982
3,137,000	0.000		01/18/23	3,099,052
2,971,000	0.000		04/17/23	2,900,463
10,440,000	0.000		04/17/23	10,192,136
MetLife Short Term Funding LLC
14,208,000	0.000		09/01/23	13,619,088
National Australia Bank Ltd.
11,000,000	0.000		01/27/23	10,861,392
Nieuw Amsterdam Receivables Corp. BV
7,446,000	0.000		01/09/23	7,366,471
Old Line Funding LLC
10,685,000	0.000		03/15/23	10,477,722
Pure Grove Funding
26,216,000	0.000		03/14/23	25,713,985
Raytheon Technologies Corp.
2,000,000	0.000		10/24/22	1,995,365
10,000,000	0.000		12/01/22	9,932,024
5,200,000	0.000		02/06/23	5,114,808

64                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)

Commercial Paper(e) – (continued)
Royal Bank of Canada
$4,025,000	0.000%	07/14/23	$3,881,309
Starbird Funding Corp.
8,462,000	0.000	01/05/23	8,375,997
Suncor Energy, Inc.
5,070,000	0.000	12/22/22	5,022,904
The Toronto-Dominion Bank
12,600,000	0.000	06/02/23	12,206,150
Verizon Commntn, Inc.
12,443,000	0.000	11/07/22	12,395,677
Victory Receivables
8,063,000	0.000	01/06/23	7,976,586
Waste Management, Inc.
7,726,000	0.000	10/24/22	7,708,385
Westpac Securities NZ Ltd.
5,000,000	0.000	01/09/23	4,950,440

			333,221,788

TOTAL SHORT-TERM INVESTMENTS (Cost $1,014,293,741)			$1,011,352,107

TOTAL INVESTMENTS – 100.0% (Cost $2,716,305,731)			$2,700,982,052

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			$221,372

NET ASSETS – 100.0%			$2,701,203,424

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Represents an affiliated fund.

(e)	Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

ADDITIONAL INVESTMENT INFORMATION

Currency Abbreviations:
USD —U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate

The accompanying notes are an integral part of these financial statements.                65

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities September 30, 2022 (Unaudited)

	Enhanced Income Fund	Government Income Fund	Inflation Protected Securities Fund

Assets:

Investments in unaffiliated issuers, at value (cost $912,850,968, $311,851,676 and $504,250,388, respectively)	$870,910,240	$279,510,700	$438,733,780
Investments in affiliated issuers, at value (cost $9,164, $0 and $0, respectively)	9,176	—	—
Purchased options, at value (premium paid $0, $195,202 and $116,245, respectively)	—	18,163	13
Cash	12,508,595	1,566,965	2,499,423
Unrealized gain on forward foreign currency exchange contracts	100,220	—	—
Variation margin on futures contracts	280,756	184,582	—
Variation margin on swaps contracts	—	—	14,533
Receivables:
Interest and dividends	5,121,337	1,298,129	492,111
Collateral on certain derivative contracts(a)	4,313,297	1,923,965	671,263
Fund shares sold	1,318,431	165,088	229,438
Reimbursement from investment adviser	13,866	42,021	20,067
Foreign tax reclaim	7,187	—	—
Investments sold on an extended-settlement basis	—	48,152,129	—
Investments sold	—	688,530	—
Due from broker	—	134,134	—
Other assets	102,395	81,265	77,563

Total assets	894,685,500	333,765,671	442,738,191

Liabilities:

Forward sale contracts, at value (proceeds received $0, $9,606,230 and $0, respectively)	—	9,092,733	—
Foreign currency overdraft, at value (identified cost $379, $0 and $9, respectively)	378	—	9
Variation margin on futures contracts	—	—	60,827
Variation margin on swaps contracts	33,571	635	—
Written option contracts, at value (premium received $0, $195,202 and $116,245, respectively)	—	17,998	9
Payables:
Investments purchased	2,707,591	—	—
Fund shares redeemed	502,040	225,902	1,363,305
Management fees	187,050	90,316	102,046
Distribution and Service fees and Transfer Agency fees	28,805	29,645	45,356
Income distributions	10,294	36,009	—
Investments purchased on an extended-settlement basis	—	97,863,711	—
Accrued expenses	238,894	271,644	171,038

Total liabilities	3,708,623	107,628,593	1,742,590

Net Assets:

Paid-in capital	939,798,184	272,627,503	517,689,299
Total distributable loss	(48,821,307)	(46,490,425)	(76,693,698)
NET ASSETS	$890,976,877	$226,137,078	$440,995,601
Net Assets:
Class A	$ 17,113,902	$ 48,103,772	$ 53,334,643
Class C	—	1,011,762	3,825,080
Administration	4,869,090	—	—
Institutional	263,809,380	59,710,662	128,834,243
Service	26,759	21,471,252	—
Investor	8,881,970	70,186,238	58,490,258
Class R6	10,194,630	7,223,161	149,995,890
Class R	—	10,208,567	16,838,631
Class P	586,081,146	8,221,664	29,676,856
Total Net Assets	$890,976,877	$226,137,078	$440,995,601
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,865,514	3,772,983	5,679,468
Class C	—	79,365	417,919
Administration	530,164	—	—
Institutional	28,801,006	4,690,153	13,515,982
Service	2,922	1,688,640	—
Investor	970,562	5,506,440	6,181,752
Class R6	1,112,780	567,589	15,752,040
Class R	—	801,660	1,803,883
Class P	63,978,771	646,060	3,114,338
Net asset value, offering and redemption price per share:(b)
Class A	$9.17	$12.75	$9.39
Class C	—	12.75	9.15
Administration	9.18	—	—
Institutional	9.16	12.73	9.53
Service	9.16	12.72	—
Investor	9.15	12.75	9.46
Class R6	9.16	12.73	9.52
Class R	—	12.73	9.33
Class P	9.16	12.73	9.53

(a)	Segregated for initial margin and/or collateral as follows:

66                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) September 30, 2022 (Unaudited)

Fund	Futures	Swaps	TBA
Enhanced Income	$1,896,720	$2,416,577	$—
Government Income	—	23,965	1,900,000

Inflation Protected Securities	—	671,263	—

(b)	Maximum public offering price per share for Class A shares of the Government Income and Inflation Protected Securities Funds is $13.25 and $9.76, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.                67

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) September 30, 2022 (Unaudited)

	Short Duration Bond Fund	Short Duration Government Fund	Short-Term Conservative Income Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,734,242,519, $716,149,041 and $2,488,418,165, respectively)	$1,605,860,247	$670,102,912	$2,473,094,486
Investments in affiliated issuers, at value (cost $36,594,195, $2,537,582 and $227,887,566, respectively)	30,572,843	2,537,582	227,887,566
Purchased options, at value (premium paid $2,548,834, $0 and $0, respectively)	1,819,060	—	—
Cash	2,767,702	7,775,437	2,430,964
Foreign currencies, at value (cost $190,140, $0 and $0, respectively)	43,718	—	—
Unrealized gain on swap contracts	57,782	—	—
Unrealized gain on forward foreign currency exchange contracts	2,917,472	—	—
Variation margin on futures contracts	180,226	715,844	—
Variation margin on swaps contracts	177,566	563,734	—
Receivables:
Investments sold on an extended-settlement basis	79,866,133	75,061,230	—
Collateral on certain derivative contracts(a)	18,938,837	7,843,604	—
Fund shares sold	12,759,510	122,461	5,250,991
Interest and dividends	12,216,770	2,261,158	9,513,118
Investments sold	4,179,089	12,935	—
Reimbursement from investment adviser	50,772	40,362	41,225
Foreign tax reclaim	16,152	—	—
Other assets	84,570	80,903	119,311

Total assets	1,772,508,449	767,118,162	2,718,337,661

Liabilities:

Forward sale contracts, at value (proceeds received $56,206,270, $13,442,129 and $0, respectively)	54,046,276	12,583,434	—
Unrealized loss on forward foreign currency exchange contracts	2,164,938	—	—
Unrealized loss on swap contracts	76,044	—	—
Written option contracts, at value (premium received $2,548,790, $0 and $0, respectively)	1,930,686	—	—
Payables:
Investments purchased on an extended-settlement basis	73,075,301	189,207,324	—
Fund shares redeemed	2,811,392	1,415,651	6,186,375
Upfront payments received on swap contracts	1,154,339	—	—
Due to broker — upfront payment	949,410	—	—
Due to broker	790,000	—	—
Management fees	562,488	208,217	433,103
Distribution and Service fees and Transfer Agency fees	65,843	41,531	97,625
Income distributions	23,469	96,686	183,115
Investments purchased	—	21,712	9,931,427
Accrued expenses	430,661	299,098	302,592

Total liabilities	138,080,847	203,873,653	17,134,237

Net Assets:

Paid-in capital	1,828,361,346	652,403,222	2,737,593,842
Total distributable loss	(193,933,744)	(89,158,713)	(36,390,418)

NET ASSETS	$1,634,427,602	$563,244,509	$2,701,203,424
Net Assets:
Class A	$ 55,625,250	$ 61,946,092	$ 38,810,487
Class C	2,579,588	7,544,299	—
Administration	—	—	27,161
Preferred	—	—	27,053
Institutional	211,967,069	242,457,586	1,304,532,005
Service	—	18,340,137	—
Investor	43,932,067	33,815,398	157,387,010
Class R6	106,768,171	12,874,127	78,047,945
Class R	154,911	—	—
Class P	1,213,400,546	186,266,870	1,122,371,763
Total Net Assets	$1,634,427,602	$563,244,509	$2,701,203,424
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,016,848	6,782,940	3,891,184
Class C	279,112	832,787	—
Administration	—	—	2,722
Preferred	—	—	2,713
Institutional	22,887,077	26,642,271	130,701,419
Service	—	2,017,711	—
Investor	4,745,771	3,698,606	15,771,508
Class R6	11,539,393	1,414,290	7,821,162
Class R	16,725	—	—
Class P	131,082,467	20,471,449	112,562,264
Net asset value, offering and redemption price per share:(b)
Class A	$9.24	$9.13	$9.97
Class C	9.24	9.06	—
Administration	—	—	9.98
Preferred	—	—	9.97
Institutional	9.26	9.10	9.98

68                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued) September 30, 2022 (Unaudited)

Service	$—	$9.09	$—
Investor	$9.26	$9.14	9.98
Class R6	9.25	9.10	9.98
Class R	9.26	—	—
Class P	9.26	9.10	9.97

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps	Forward Foreign Currency	TBA
Short Duration Bond	$17,799,837	$820,000	$ 319,000
Short Duration
Government	4,314,524	—	3,250,080

(b)	Maximum public offering price per share for Class A Shares of the Short Duration Bond and Short Duration Government Funds is $9.38 and $9.27, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.                69

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations For the Six Months Ended September 30, 2022 (Unaudited)

	Enhanced Income Fund	Government Income Fund	Inflation Protected Securities Fund

Investment Income:

Interest	$8,775,391	$2,498,210	$24,216,641

Dividends — unaffiliated issuers	233,844	—	—

Dividends — affiliated issuers	56,036	77,834	25,195

Total investment income	9,065,271	2,576,044	24,241,836

Expenses:

Management fees	1,268,956	719,268	653,487

Transfer Agency fees(a)	185,729	108,948	151,133

Registration fees	96,575	92,115	58,325

Custody, accounting and administrative services	95,888	72,805	57,510

Professional fees	84,357	65,079	59,779

Printing and mailing costs	36,157	31,257	36,375

Distribution and Service (12b-1) fees(a)	15,000	127,789	133,500

Trustee fees	12,676	12,043	12,228

Shareholder Administration fees — Service Class	6,176	29,308	—

Service fees — Class C	—	1,506	5,350

Other	17,822	5,343	5,731

Total expenses	1,819,336	1,265,461	1,173,418

Less — expense reductions	(26,881)	(363,745)	(123,878)

Net expenses	1,792,455	901,716	1,049,540

NET INVESTMENT INCOME	7,272,816	1,674,328	23,192,296

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments —unaffiliated issuers	(1,380,860)	(8,761,208)	(1,761,669)

Purchased options	—	(75,258)	(68,186)

Futures contracts	6,913,091	3,762,180	(170,877)

Written options	—	19,605	13,010

Swap contracts	(8,178,878)	(158,310)	980,753

Forward foreign currency exchange contracts	288,855	—	—

Foreign currency transactions	132,499	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(19,831,750)	(21,666,097)	(78,277,110)

Purchased options	—	(16,577)	29,182

Futures contracts	371,101	914,333	(77,987)

Written options	—	22,163	(24,199)

Swap contracts	2,771,341	(8,517)	(742,325)

Forward foreign currency exchange contracts	(157,807)	—	—

Net realized and unrealized loss	(19,072,408)	(25,967,686)	(80,099,408)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,799,592)	$(24,293,358)	$(56,907,112)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Adminstration	Institutional	Service	Investor	Class R6	Class R	Class P
Enhanced Income	$14,965	$—	$35	$—	$11,973	$—	$983	$77,773	$5	$5,814	$1,716	$—	$87,465
Government Income	66,143	4,517	29,308	27,821	31,749	723	—	18,493	4,689	44,104	1,203	6,677	1,310
Inflation Protected Securities	73,027	16,050	—	44,423	35,054	2,568	—	31,517	—	42,186	24,175	10,661	4,972

70                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued) For the Six Months Ended September 30, 2022 (Unaudited)

	Short Duration Bond Fund	Short Duration Government Fund	Short-Term Conservative Income Fund

Investment Income:

Interest	$24,900,941	$5,697,005	$23,991,701

Dividends — affiliated issuers	1,153,923	73,510	1,477,506

Total investment income	26,054,864	5,770,515	25,469,207

Expenses:

Management fees	3,965,654	1,367,524	3,854,047

Transfer Agency fees(a)	366,607	154,970	609,860

Custody, accounting and administrative services	201,660	93,333	114,110

Registration fees	87,545	64,049	74,391

Distribution and Service (12b-1) fees(a)	84,041	136,174	32,257

Professional fees	82,283	68,753	57,737

Printing and mailing costs	28,158	20,117	35,135

Trustee fees	13,917	12,387	15,203

Service fees — Class C	3,472	10,332	—

Prime broker fees	1,488	—	—

Shareholder Administration fees — Service Class	—	21,500	—

Other	31,760	16,631	38,367

Total expenses	4,866,585	1,965,770	4,831,107

Less — expense reductions	(387,827)	(283,918)	(1,226,084)

Net expenses	4,478,758	1,681,852	3,605,023

NET INVESTMENT INCOME	21,576,106	4,088,663	21,864,184

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments —unaffiliated issuers	(45,089,550)	(20,235,915)	(12,730,357)

Investments — affiliated issuers	(1,160,394)	—	—

Purchased options	(135,384)	—	—

Futures contracts	(159,884)	11,438,954	—

Written options	(2,176,254)	—	—

Swap contracts	(1,474,876)	(252,682)	—

Forward foreign currency exchange contracts	2,953,907	—	—

Foreign currency transactions	(189,616)	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(51,986,633)	(23,288,362)	2,835,411

Investments — affiliated issuers	(4,293,769)	—	—

Purchased options	129,251	—	—

Futures contracts	2,908,755	576,652	—

Written options	804,456	—	—

Swap contracts	52,284	6,989,838	—

Forward foreign currency exchange contracts	(167,136)	—	—

Foreign currency translation	(173,452)	—	—

Net realized and unrealized loss	(100,158,295)	(24,771,515)	(9,894,946)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(78,582,189)	$(20,682,852)	$11,969,238

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Administration	Preferred	Institutional	Service	Investor	Class R6	Class R	Class P
Short Duration Bond	$73,228	$10,416	$—	$397	$35,149	$1,667	$—	$—	$36,586	$—	$19,901	$14,295	$95	$258,914
Short Duration Government	83,677	30,997	21,500	—	40,165	4,959	—	—	56,157	3,440	17,316	1,983	—	30,950
Short-Term Conservative Income	32,257	—	—	—	25,806	—	5	5	280,925	—	77,048	18,046	—	208,025

The accompanying notes are an integral part of these financial statements.                71

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Enhanced Income Fund		Government Income Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022

From operations:

Net investment income	$ 7,272,816	$ 6,108,586	$ 1,674,328	$ 1,503,796

Net realized gain (loss)	(2,225,293)	7,153,757	(5,212,991)	(1,072,899)

Net change in unrealized loss	(16,847,115)	(27,027,311)	(20,754,695)	(15,253,236)

Net decrease in net assets resulting from operations	(11,799,592)	(13,764,968)	(24,293,358)	(14,822,339)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(158,169)	(110,712)	(335,957)	(1,436,492)

Class C Shares	—	—	(3,038)	(28,784)

Administration Shares	(38,523)	(39,270)	—	—

Institutional Shares	(3,500,319)	(3,157,550)	(714,347)	(3,193,950)

Service Shares	(182)	(32)	(126,594)	(621,428)

Investor Shares	(84,661)	(71,155)	(563,926)	(1,530,053)

Class R6 Shares	(104,517)	(185,252)	(63,575)	(238,806)

Class R Shares	—	—	(56,767)	(270,048)

Class P Shares	(5,349,083)	(3,182,998)	(69,697)	(292,299)

Total distributions to shareholders	(9,235,454)	(6,746,969)	(1,933,901)	(7,611,860)

From share transactions:

Proceeds from sales of shares	322,751,018	1,048,790,198	29,469,034	141,860,903

Proceeds received in connection with merger	—	205,662,188	—	—

Reinvestment of distributions	8,981,885	6,634,965	1,734,204	6,850,674

Cost of shares redeemed	(477,861,399)	(853,655,936)	(76,170,071)	(130,905,824)

Net increase (decrease) in net assets resulting from share transactions	(146,128,496)	407,431,415	(44,966,833)	17,805,753

TOTAL INCREASE (DECREASE)	(167,163,542)	386,919,478	(71,194,092)	(4,628,446)

Net assets:
Beginning of period	1,058,140,419	671,220,941	297,331,170	301,959,616

End of period	$ 890,976,877	$1,058,140,419	$226,137,078	$ 297,331,170

72                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Inflation Protected Securities Fund		Short Duration Bond Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022

From operations:

Net investment income	$23,192,296	$27,954,830	$21,576,106	$23,671,262

Net realized gain (loss)	(1,006,969)	3,340,493	(47,432,051)	(3,936,416)

Net change in unrealized loss	(79,092,439)	(12,553,722)	(52,726,244)	(97,884,878)

Net increase (decrease) in net assets resulting from operations	(56,907,112)	18,741,601	(78,582,189)	(78,150,032)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,968,426)	(3,145,780)	(578,887)	(599,935)

Class C Shares	(206,691)	(171,937)	(21,884)	(13,507)

Institutional Shares	(7,747,987)	(11,315,629)	(2,095,702)	(2,339,290)

Investor Shares	(3,518,641)	(4,387,325)	(375,043)	(296,452)

Class R6 Shares	(8,388,802)	(7,784,594)	(1,112,893)	(225,893)

Class R Shares	(885,434)	(971,681)	(1,374)	(1,479)

Class P Shares	(1,691,854)	(2,935,461)	(19,747,041)	(21,597,540)

Return of capital:

Class A Shares	—	—	—	(229,864)

Class C Shares	—	—	—	(4,890)

Institutional Shares	—	—	—	(889,853)

Investor Shares	—	—	—	(113,769)

Class R6 Shares	—	—	—	(90,595)

Class R Shares	—	—	—	(572)

Class P Shares	—	—	—	(8,362,070)

Total distributions to shareholders	(25,407,835)	(30,712,407)	(23,932,824)	(34,765,709)

From share transactions:

Proceeds from sales of shares	107,494,516	304,582,036	335,200,081	1,603,063,552

Reinvestment of distributions	22,438,703	25,220,753	23,798,198	34,472,234

Cost of shares redeemed	(124,900,692)	(313,916,690)	(1,091,787,829)	(1,530,583,733)

Net increase (decrease) in net assets resulting from share transactions	5,032,527	15,886,099	(732,789,550)	106,952,053

TOTAL INCREASE (DECREASE)	(77,282,420)	3,915,293	(835,304,563)	(5,963,688)

Net assets:

Beginning of period	518,278,021	514,362,728	2,469,732,165	2,475,695,853

End of period	$440,995,601	$518,278,021	$1,634,427,602	$2,469,732,165

The accompanying notes are an integral part of these financial statements.                73

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short Duration Government Fund		Short-Term Conservative Income Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022

From operations:

Net investment income (loss)	$4,088,663	$(912,053)	$21,864,184	$11,801,807

Net realized gain (loss)	(9,049,643)	(2,193,148)	(12,730,357)	1,010,171

Net change in unrealized gain (loss)	(15,721,872)	(30,597,915)	2,835,411	(26,002,874)

Net increase (decrease) in net assets resulting from operations	(20,682,852)	(33,703,116)	11,969,238	(13,190,896)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(413,007)	(281,943)	(260,973)	(50,122)

Class C Shares	(34,546)	(7,675)	—	—

Administration Shares	—	—	(205)	(78)

Preferred Shares	—	—	(204)	(78)

Institutional Shares	(2,183,721)	(2,686,982)	(10,067,469)	(7,146,715)

Service Shares	(92,404)	(31,611)	—	—

Investor Shares	(220,175)	(185,471)	(918,852)	(180,621)

Class R6 Shares	(104,930)	(97,340)	(762,531)	(622,636)

Class P Shares	(1,616,274)	(1,910,376)	(10,106,096)	(6,747,178)

Total distributions to shareholders	(4,665,057)	(5,201,398)	(22,116,330)	(14,747,428)

From share transactions:

Proceeds from sales of shares	90,739,788	263,458,948	872,370,356	7,119,493,478

Reinvestment of distributions	4,198,819	4,698,045	21,290,551	14,319,095

Cost of shares redeemed	(196,177,277)	(582,000,873)	(2,196,824,900)	(9,356,259,499)

Net decrease in net assets resulting from share transactions	(101,238,670)	(313,843,880)	(1,303,163,993)	(2,222,446,926)

TOTAL DECREASE	(126,586,579)	(352,748,394)	(1,313,311,085)	(2,250,385,250)

Net assets:

Beginning of period	689,831,088	1,042,579,482	4,014,514,509	6,264,899,759

End of period	$563,244,509	$689,831,088	$2,701,203,424	$4,014,514,509

74                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class A Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 9.37	$9.56	$9.22	$9.45	$9.41	$9.44

Net investment income (a)	0.06	0.04	0.10	0.20	0.19	0.11

Net realized and unrealized gain (loss)	(0.19)	(0.18)	0.34	(0.24)	0.04	(0.03)

Total from investment operations	(0.13)	(0.14)	0.44	(0.04)	0.23	0.08

Distributions to shareholders from net investment income	(0.07)	(0.05)	(0.10)	(0.19)	(0.19)	(0.11)

Net asset value, end of period	$ 9.17	$9.37	$9.56	$9.22	$9.45	$9.41

Total return(b)	(1.35)%	(1.48)%	4.82%	(0.41)%	2.41%	0.86%

Net assets, end of period (in 000s)	$17,114	$25,272	$15,098	$10,456	$19,396	$10,590

Ratio of net expenses to average net assets	0.58%(c)	0.57%	0.58%	0.59%	0.61%	0.69%

Ratio of total expenses to average net assets	0.59%(c)	0.58%	0.61%	0.63%	0.65%	0.70%

Ratio of net investment income to average net assets	1.18%(c)	0.46%	1.04%	2.08%	2.02%	1.14%

Portfolio turnover rate(d)	17%	17%	58%	53%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                75

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Administration Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 9.38	$9.57	$9.23	$9.46	$9.43	$9.46

Net investment income(a)	0.06	0.04	0.09	0.19	0.19	0.12

Net realized and unrealized gain (loss)	(0.19)	(0.18)	0.35	(0.23)	0.03	(0.03)

Total from investment operations	(0.13)	(0.14)	0.44	(0.04)	0.22	0.09

Distributions to shareholders from net investment income	(0.07)	(0.05)	(0.10)	(0.19)	(0.19)	(0.12)

Net asset value, end of period	$ 9.18	$9.38	$9.57	$9.23	$9.46	$9.43

Total return(b)	(1.25)%	(1.50)%	4.79%	(0.42)%	2.33%	0.95%

Net assets, end of period (in 000s)	$4,869	$4,934	$16,333	$4,254	$2,905	$164

Ratio of net expenses to average net assets	0.60%(c)	0.60%	0.59%	0.60%	0.60%	0.60%

Ratio of total expenses to average net assets	0.61%(c)	0.60%	0.63%	0.64%	0.64%	0.61%

Ratio of net investment income to average net assets	1.20%(c)	0.39%	0.97%	2.02%	2.03%	1.27%

Portfolio turnover rate(d)	17%	17%	58%	53%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Institutional Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 9.36	$9.55	$9.21	$9.43	$9.39	$9.43

Net investment income(a)	0.06	0.06	0.12	0.22	0.21	0.14

Net realized and unrealized gain (loss)	(0.18)	(0.16)	0.35	(0.22)	0.04	(0.04)

Total from investment operations	(0.12)	(0.10)	0.47	—	0.25	0.10

Distributions to shareholders from net investment income	(0.08)	(0.09)	(0.13)	(0.22)	(0.21)	(0.14)

Net asset value, end of period	$ 9.16	$9.36	$9.55	$9.21	$9.43	$9.39

Total return(b)	(1.24)%	(1.26)%	5.18%	(0.17)%	2.70%	1.09%

Net assets, end of period (in 000s)	$263,809	$408,324	$299,844	$180,477	$252,561	$451,628

Ratio of net expenses to average net assets	0.35%(c)	0.34%	0.34%	0.35%	0.35%	0.35%

Ratio of total expenses to average net assets	0.36%(c)	0.35%	0.38%	0.39%	0.37%	0.36%

Ratio of net investment income to average net assets	1.39%(c)	0.68%	1.25%	2.30%	2.18%	1.52%

Portfolio turnover rate(d)	17%	17%	58%	53%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                77

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Service Shares
	Six Months Ended September 30, 2022 (Unaudited)	Period Ended March 31, 2022(a)

Per Share Data

Net asset value, beginning of period	$ 9.35	$ 9.49

Net investment income(b)	0.04	0.01

Net realized and unrealized loss	(0.29)	(0.15)

Total from investment operations	(0.25)	(0.14)

Distributions to shareholders from net investment income	0.06	—(c)

Net asset value, end of period	$ 9.16	$ 9.35

Total return(d)	(1.49)%	(1.23)%

Net assets, end of period (in 000s)	$ 27	$ 28

Ratio of net expenses to average net assets	0.86%(e)	0.85%

Ratio of total expenses to average net assets	0.86%(e)	0.85%

Ratio of net investment income to average net assets	0.93%(e)	0.22%

Portfolio turnover rate(f)	17%	17%

(a)	Commenced operations on December 10, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Investor Shares
	Six Months Ended September 30, 2022	Year Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 9.35	$9.54	$9.19	$9.42	$9.39	$9.42

Net investment income(a)	0.06	0.06	0.11	0.21	0.21	0.14

Net realized and unrealized gain (loss)	(0.18)	(0.17)	0.36	(0.23)	0.02	(0.04)

Total from investment operations	(0.12)	(0.11)	0.47	(0.02)	0.23	0.10

Distributions to shareholders from net investment income	(0.08)	(0.08)	(0.12)	(0.21)	(0.20)	(0.13)

Net asset value, end of period	$ 9.15	$9.35	$9.54	$9.19	$9.42	$9.39

Total return(b)	(1.28)%	(1.34)%	5.10%	(0.27)%	2.50%	1.11%

Net assets, end of period (in 000s)	$8,882	$11,980	$9,184	$6,875	$6,096	$5,127

Ratio of net expenses to average net assets	0.43%(c)	0.42%	0.42%	0.44%	0.44%	0.44%

Ratio of total expenses to average net assets	0.44%(c)	0.43%	0.46%	0.48%	0.48%	0.45%

Ratio of net investment income to average net assets	1.34%(c)	0.60%	1.20%	2.21%	2.19%	1.45%

Portfolio turnover rate(d)	17%	17%	58%	53%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                 79

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2022	Year Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 9.36	$9.55	$9.21	$9.43	$9.40	$9.43

Net investment income(a)	0.07	0.06	0.13	0.22	0.23	0.14

Net realized and unrealized gain (loss)	(0.19)	(0.17)	0.34	(0.22)	0.01	(0.03)

Total from investment operations	(0.12)	(0.11)	0.47	—	0.24	0.11

Distributions to shareholders from net investment income	(0.08)	(0.08)	(0.13)	(0.22)	(0.21)	(0.14)

Net asset value, end of period	$ 9.16	$9.36	$9.55	$9.21	$9.43	$9.40

Total return(b)	(1.23)%	(1.25)%	5.19%	(0.16)%	2.59%	1.21%

Net assets, end of period (in 000s)	$10,195	$14,426	$36,558	$45,134	$49,846	$10

Ratio of net expenses to average net assets	0.34%(c)	0.33%	0.33%	0.34%	0.34%	0.34%

Ratio of total expenses to average net assets	0.35%(c)	0.34%	0.37%	0.38%	0.42%	0.35%

Ratio of net investment income to average net assets	1.43%(c)	0.66%	1.34%	2.30%	2.48%	1.53%

Portfolio turnover rate(d)	17%	17%	58%	53%	42%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class P Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,			Period Ended March 31, 2019(a)
		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$ 9.36	$9.55	$9.21	$9.43	$9.41

Net investment income(b)	0.07	0.07	0.12	0.22	0.21

Net realized and unrealized gain (loss)	(0.19)	(0.18)	0.35	(0.22)	0.01

Total from investment operations	(0.12)	(0.11)	0.47	—	0.22

Distributions to shareholders from net investment income	(0.08)	(0.08)	(0.13)	(0.22)	(0.20)

Net asset value, end of period	$ 9.16	$9.36	$9.55	$9.21	$9.43

Total return(c)	(1.23)%	(1.25)%	5.19%	(0.16)%	2.36%

Net assets, end of period (in 000s)	$586,081	$593,178	$294,205	$152,713	$189,835

Ratio of net expenses to average net assets	0.34%(d)	0.33%	0.33%	0.34%	0.34	%(d)

Ratio of total expenses to average net assets	0.35%(d)	0.34%	0.37%	0.38%	0.38	%(d)

Ratio of net investment income to average net assets	1.47%(d)	0.71%	1.23%	2.31%	2.33	%(d)

Portfolio turnover rate(e)	17%	17%	58%	53%	42%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                81

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class A Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 14.09	$ 15.14	$ 15.57	$ 14.58	$ 14.39	$ 14.64

Net investment income (a)	0.07	0.05	0.07	0.23	0.28	0.18

Net realized and unrealized gain (loss)	(1.32)	(0.77)	(0.35)	1.06	0.21	(0.18)

Total from investment operations	(1.25)	(0.72)	(0.28)	1.29	0.49	—

Distributions to shareholders from net investment income	(0.09)	(0.12)	(0.15)	(0.30)	(0.30)	(0.25)

Distributions to shareholders from net realized gains	—	(0.21)	—	—	—	—

Total distributions	(0.09)	(0.33)	(0.15)	(0.30)	(0.30)	(0.25)

Net asset value, end of period	$ 12.75	$ 14.09	$ 15.14	$ 15.57	$ 14.58	$ 14.39

Total return(b)	(8.92)%	(4.82)%	(1.73)%	8.83%	3.46%	0.01%

Net assets, end of period (in 000s)	$48,104	$56,679	$74,473	$75,282	$93,352	$108,414

Ratio of net expenses to average net assets	0.83%(c)	0.83%	0.83%	0.89%	0.91%	0.91%

Ratio of total expenses to average net assets	1.11%(c)	1.09%	1.07%	1.09%	1.10%	1.05%

Ratio of net investment income to average net assets	1.08%(c)	0.35%	0.43%	1.54%	1.94%	1.25%

Portfolio turnover rate(d)	382%	578%	820%	943%	530%	380%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund

	Class C Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$14.09		$15.14	$15.57	$14.58	$14.39	$14.64

Net investment income (loss)(a)	0.02		(0.06)	(0.05)	0.11	0.17	0.07

Net realized and unrealized gain (loss)	(1.32)		(0.77)	(0.34)	1.07	0.21	(0.18)

Total from investment operations	(1.30)		(0.83)	(0.39)	1.18	0.38	(0.11)

Distributions to shareholders from net investment income	(0.04)		(0.01)	(0.04)	(0.19)	(0.19)	(0.14)

Distributions to shareholders from net realized gains	—		(0.21)	—	—	—	—

Total distributions	(0.04)		(0.22)	(0.04)	(0.19)	(0.19)	(0.14)

Net asset value, end of period	$12.75		$14.09	$15.14	$15.57	$14.58	$14.39

Total return(b)	(9.27)%		(5.52)%	(2.53)%	8.10%	2.69%	(0.74)%

Net assets, end of period (in 000s)	$1,012		$1,532	$2,420	$4,974	$3,775	$5,959

Ratio of net expenses to average net assets	1.58	%(c)	1.58%	1.58%	1.64%	1.66%	1.66%

Ratio of total expenses to average net assets	1.86	%(c)	1.84%	1.81%	1.84%	1.84%	1.80%

Ratio of net investment income (loss) to average net assets	0.31	%(c)	(0.41)%	(0.31)%	0.77%	1.17%	0.50%

Portfolio turnover rate(d)	382%		578%	820%	943%	530%	380%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                83

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Institutional Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$14.07		$15.12	$15.54	$14.55	$14.37	$14.62

Net investment income(a)	0.09		0.10	0.12	0.27	0.33	0.24

Net realized and unrealized gain (loss)	(1.32)		(0.77)	(0.34)	1.06	0.20	(0.19)

Total from investment operations	(1.23)		(0.67)	(0.22)	1.33	0.53	0.05

Distributions to shareholders from net investment income	(0.11)		(0.17)	(0.20)	(0.34)	(0.35)	(0.30)

Distributions to shareholders from net realized gains	—		(0.21)	—	—	—	—

Total distributions	(0.11)		(0.38)	(0.20)	(0.34)	(0.35)	(0.30)

Net asset value, end of period	$12.73		$14.07	$15.12	$15.54	$14.55	$14.37

Total return(b)	(8.80)%		(4.47)%	(1.50)%	9.26%	3.74%	0.35%

Net assets, end of period (in 000s)	$59,711		$110,854	$148,150	$178,878	$130,734	$141,298

Ratio of net expenses to average net assets	0.52	%(c)	0.52%	0.52%	0.57%	0.57%	0.57%

Ratio of total expenses to average net assets	0.78	%(c)	0.76%	0.73%	0.75%	0.76%	0.71%

Ratio of net investment income to average net assets	1.35	%(c)	0.65%	0.74%	1.83%	2.29%	1.61%

Portfolio turnover rate(d)	382%		578%	820%	943%	530%	380%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Service Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$14.05		$15.10	$15.52	$14.54	$14.35	$14.60

Net investment income(a)	0.06		0.02	0.04	0.20	0.25	0.16

Net realized and unrealized gain (loss)	(1.32)		(0.77)	(0.34)	1.05	0.22	(0.18)

Total from investment operations	(1.26)		(0.75)	(0.30)	1.25	0.47	(0.02)

Distributions to shareholders from net investment income	(0.07)		(0.09)	(0.12)	(0.27)	(0.28)	(0.23)

Distributions to shareholders from net realized gains	—		(0.21)	—	—	—	—

Total distributions	(0.07)		(0.30)	(0.12)	(0.27)	(0.28)	(0.23)

Net asset value, end of period	$12.72		$14.05	$15.10	$15.52	$14.54	$14.35

Total return(b)	(9.04)%		(5.02)%	(1.93)%	8.66%	3.30%	(0.16)%

Net assets, end of period (in 000s)	$21,471		$27,085	$32,692	$39,122	$36,126	$41,463

Ratio of net expenses to average net assets	1.02	%(c)	1.02%	1.02%	1.07%	1.07%	1.07%

Ratio of total expenses to average net assets	1.28	%(c)	1.26%	1.23%	1.25%	1.26%	1.21%

Ratio of net investment income to average net assets	0.89	%(c)	0.16%	0.25%	1.33%	1.77%	1.09%

Portfolio turnover rate(d)	382%		578%	820%	943%	530%	380%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                85

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund

	Investor Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$14.09		$15.13	$15.56	$14.57	$14.38	$14.63

Net investment income(a)	0.09		0.10	0.11	0.25	0.31	0.22

Net realized and unrealized gain (loss)	(1.33)		(0.77)	(0.35)	1.07	0.21	(0.18)

Total from investment operations	(1.24)		(0.67)	(0.24)	1.32	0.52	0.04

Distributions to shareholders from net investment income	(0.10)		(0.16)	(0.19)	(0.33)	(0.33)	(0.29)

Distributions to shareholders from net realized gains	—		(0.21)	—	—	—	—

Total distributions	(0.10)		(0.37)	(0.19)	(0.33)	(0.33)	(0.29)

Net asset value, end of period	$12.75		$14.09	$15.13	$15.56	$14.57	$14.38

Total return(b)	(8.81)%		(4.52)%	(1.55)%	9.18%	3.72%	0.26%

Net assets, end of period (in 000s)	$70,186		$72,599	$6,459	$8,383	$1,458	$2,846

Ratio of net expenses to average net assets	0.58	%(c)	0.58%	0.58%	0.62%	0.66%	0.66%

Ratio of total expenses to average net assets	0.86	%(c)	0.85%	0.81%	0.83%	0.84%	0.80%

Ratio of net investment income to average net assets	1.35	%(c)	0.67%	0.71%	1.68%	2.14%	1.49%

Portfolio turnover rate(d)	382%		578%	820%	943%	530%	380%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$14.07		$15.11	$ 15.54	$14.55	$14.37	$ 14.61

Net investment income(a)	0.09		0.10	0.12	0.27	0.33	0.24

Net realized and unrealized gain (loss)	(1.32)		(0.76)	(0.35)	1.07	0.20	(0.18)

Total from investment operations	(1.23)		(0.66)	(0.23)	1.34	0.53	0.06

Distributions to shareholders from net investment income	(0.11)		(0.17)	(0.20)	(0.35)	(0.35)	(0.30)

Distributions to shareholders from net realized gains	—		(0.21)	—	—	—	—

Total distributions	(0.11)		(0.38)	(0.20)	(0.35)	(0.35)	(0.30)

Net asset value, end of period	$12.73		$14.07	$ 15.11	$15.54	$14.55	$ 14.37

Total return(b)	(8.79)%		(4.46)%	(1.49)%	9.27%	3.75%	0.43%

Net assets, end of period (in 000s)	$7,223		$8,722	$10,019	$9,187	$7,661	$19,012

Ratio of net expenses to average net assets	0.51	%(c)	0.51%	0.51%	0.56%	0.56%	0.55%

Ratio of total expenses to average net assets	0.77	%(c)	0.75%	0.72%	0.74%	0.76%	0.70%

Ratio of net investment income to average net assets	1.39	%(c)	0.67%	0.75%	1.84%	2.31%	1.62%

Portfolio turnover rate(d)	382%		578%	820%	943%	530%	380%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                87

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class R Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$14.08		$15.12	$15.55	$14.56	$14.38	$14.62

Net investment income(a)	0.06		0.01	0.03	0.19	0.24	0.15

Net realized and unrealized gain (loss)	(1.34)		(0.75)	(0.35)	1.06	0.20	(0.17)

Total from investment operations	(1.28)		(0.74)	(0.32)	1.25	0.44	(0.02)

Distributions to shareholders from net investment income	(0.07)		(0.09)	(0.11)	(0.26)	(0.26)	(0.22)

Distributions to shareholders from net realized gains	—		(0.21)	—	—	—	—

Total distributions	(0.07)		(0.30)	(0.11)	(0.26)	(0.26)	(0.22)

Net asset value, end of period	$12.73		$14.08	$15.12	$15.55	$14.56	$14.38

Total return(b)	(9.12)%		(5.00)%	(2.05)%	8.64%	3.13%	(0.18)%

Net assets, end of period (in 000s)	$10,209		$10,753	$14,021	$18,424	$19,905	$21,630

Ratio of net expenses to average net assets	1.08	%(c)	1.08%	1.08%	1.14%	1.16%	1.16%

Ratio of total expenses to average net assets	1.36	%(c)	1.34%	1.32%	1.34%	1.35%	1.30%

Ratio of net investment income to average net assets	0.83	%(c)	0.10%	0.19%	1.27%	1.69%	1.02%

Portfolio turnover rate(d)	382%		578%	820%	943%	530%	380%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class P Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2019(a)
			2022	2021	2020

Per Share Data

Net asset value, beginning of period	$14.07		$15.11	$15.54	$14.55	$ 14.24

Net investment income(b)	0.10		0.10	0.12	0.27	0.32

Net realized and unrealized gain (loss)	(1.33)		(0.76)	(0.35)	1.07	0.32

Total from investment operations	(1.23)		(0.66)	(0.23)	1.34	0.64

Distributions to shareholders from net investment income	(0.11)		(0.17)	(0.20)	(0.35)	(0.33)

Distributions to shareholders from net realized gains	—		(0.21)	—	—	—

Total distributions	(0.11)		(0.38)	(0.20)	(0.35)	(0.33)

Net asset value, end of period	$12.73		$14.07	$15.11	$15.54	$ 14.55

Total return(c)	(8.79)%		(4.46)%	(1.42)%	9.20%	4.55%

Net assets, end of period (in 000s)	$8,222		$9,106	$13,725	$14,227	$ 10,268

Ratio of net expenses to average net assets	0.51	%(d)	0.52%	0.51%	0.56%	0.56%(d)

Ratio of total expenses to average net assets	0.77	%(d)	0.75%	0.72%	0.74%	0.77%(d)

Ratio of net investment income to average net assets	1.41	%(d)	0.66%	0.75%	1.83%	2.35%(d)

Portfolio turnover rate(e)	382%		578%	820%	943%	530%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                89

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class A Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 11.16		$11.35	$10.72	$10.37	$10.31	$10.44

Net investment income (a)	0.47		0.57	0.10	0.26	0.16	0.16

Net realized and unrealized gain (loss)	(1.70)		(0.14)	0.62	0.35	0.06	(0.13)

Total from investment operations	(1.23)		0.43	0.72	0.61	0.22	0.03

Distributions to shareholders from net investment income	(0.54)		(0.52)	(0.09)	(0.26)	(0.16)	(0.16)

Distributions to shareholders from net realized gains	—		(0.10)	—	—	—	—

Total distributions	(0.54)		(0.62)	(0.09)	(0.26)	(0.16)	(0.16)

Net asset value, end of period	$ 9.39		$11.16	$11.35	$10.72	$10.37	$10.31

Total return(b)	(11.09)%		3.65%	6.72%	5.90%	2.21%	0.31%

Net assets, end of period (in 000s)	$53,335		$61,867	$69,090	$52,041	$53,690	$74,814

Ratio of net expenses to average net assets	0.67	%(c)	0.67%	0.67%	0.69%	0.68%	0.68%

Ratio of total expenses to average net assets	0.72	%(c)	0.71%	0.75%	0.76%	0.76%	0.77%

Ratio of net investment income to average net assets	8.95	%(c)	4.89%	0.86%	2.41%	1.61%	1.59%

Portfolio turnover rate(d)	23%		62%	51%	62%	160%	203%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class C Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.89		$11.12	$10.54	$10.19	$10.17	$10.31

Net investment income(a)	0.42		0.45	— (b)	0.20	0.10	0.08

Net realized and unrealized gain (loss)	(1.66)		(0.12)	0.63	0.32	0.04	(0.12)

Total from investment operations	(1.24)		0.33	0.63	0.52	0.14	(0.04)

Distributions to shareholders from net investment income	(0.50)		(0.46)	(0.05)	(0.17)	(0.12)	(0.10)

Distributions to shareholders from net realized gains	—		(0.10)	—	—	—	—

Total distributions	(0.50)		(0.56)	(0.05)	(0.17)	(0.12)	(0.10)

Net asset value, end of period	$9.15		$10.89	$11.12	$10.54	$10.19	$10.17

Total return(c)	(11.51)%		2.91%	6.01%	5.13%	1.38%	(0.42)%

Net assets, end of period (in 000s)	$3,825		$4,327	$2,374	$2,160	$4,152	$6,847

Ratio of net expenses to average net assets	1.42	%(d)	1.42%	1.42%	1.44%	1.43%	1.43%

Ratio of total expenses to average net assets	1.47	%(d)	1.46%	1.50%	1.51%	1.50%	1.52%

Ratio of net investment income to average net assets	8.22	%(d)	4.00%	0.03%	1.96%	0.97%	0.82%

Portfolio turnover rate(e)	23%		62%	51%	62%	160%	203%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                91

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Institutional Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$11.31		$11.50	$10.86	$10.50	$10.43	$10.56

Net investment income(a)	0.50		0.61	0.14	0.30	0.21	0.20

Net realized and unrealized gain (loss)	(1.72)		(0.14)	0.63	0.35	0.05	(0.13)

Total from investment operations	(1.22)		0.47	0.77	0.65	0.26	0.07

Distributions to shareholders from net investment income	(0.56)		(0.56)	(0.13)	(0.29)	(0.19)	(0.20)

Distributions to shareholders from net realized gains	—		(0.10)	—	—	—	—

Total distributions	(0.56)		(0.66)	(0.13)	(0.29)	(0.19)	(0.20)

Net asset value, end of period	$9.53		$11.31	$11.50	$10.86	$10.50	$10.43

Total return(b)	(10.96)%		4.04%	7.06%	6.27%	2.55%	0.64%

Net assets, end of period (in 000s)	$128,834		$170,776	$194,076	$168,248	$174,467	$258,458

Ratio of net expenses to average net assets	0.34	%(c)	0.34%	0.34%	0.35%	0.34%	0.34%

Ratio of total expenses to average net assets	0.39	%(c)	0.38%	0.41%	0.42%	0.42%	0.43%

Ratio of net investment income to average net assets	9.34	%(c)	5.16%	1.18%	2.78%	2.02%	1.95%

Portfolio turnover rate(d)	23%		62%	51%	62%	160%	203%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Investor Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$11.24		$11.43	$10.79	$10.43	$10.37	$10.50

Net investment income(a)	0.49		0.60	0.14	0.27	0.16	0.19

Net realized and unrealized gain (loss)	(1.72)		(0.14)	0.62	0.37	0.08	(0.13)

Total from investment operations	(1.23)		0.46	0.76	0.64	0.24	0.06

Distributions to shareholders from net investment income	(0.55)		(0.55)	(0.12)	(0.28)	(0.18)	(0.19)

Distributions to shareholders from net realized gains	—		(0.10)	—	—	—	—

Total distributions	(0.55)		(0.65)	(0.12)	(0.28)	(0.18)	(0.19)

Net asset value, end of period	$9.46		$11.24	$11.43	$10.79	$10.43	$10.37

Total return(b)	(10.99)%		3.90%	7.03%	6.13%	2.48%	0.55%

Net assets, end of period (in 000s)	$58,490		$77,500	$74,650	$26,970	$16,088	$13,079

Ratio of net expenses to average net assets	0.42	%(c)	0.42%	0.42%	0.44%	0.43%	0.43%

Ratio of total expenses to average net assets	0.47	%(c)	0.46%	0.49%	0.51%	0.51%	0.52%

Ratio of net investment income to average net assets	9.27	%(c)	5.16%	1.21%	2.52%	1.53%	1.80%

Portfolio turnover rate(d)	23%		62%	51%	62%	160%	203%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                93

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class R6 Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 11.30	$11.50	$10.85	$10.49	$10.43	$10.55

Net investment income(a)	0.50	0.60	0.15	0.29	0.08	0.22

Net realized and unrealized gain (loss)	(1.72)	(0.14)	0.63	0.36	0.17	(0.14)

Total from investment operations	(1.22)	0.46	0.78	0.65	0.25	0.08

Distributions to shareholders from net investment income	(0.56)	(0.56)	(0.13)	(0.29)	(0.19)	(0.20)

Distributions to shareholders from net realized gains	—	(0.10)	—	—	—	—

Total distributions	(0.56)	(0.66)	(0.13)	(0.29)	(0.19)	(0.20)

Net asset value, end of period	$ 9.52	$11.30	$11.50	$10.85	$10.49	$10.43

Total return(b)	(10.95)%	3.96%	7.17%	6.29%	2.47%	0.75%

Net assets, end of period (in 000s)	$149,996	$150,116	$107,354	$50,987	$39,506	$7,103

Ratio of net expenses to average net assets	0.33%(c)	0.33%	0.33%	0.34%	0.33%	0.33%

Ratio of total expenses to average net assets	0.38%(c)	0.37%	0.40%	0.41%	0.44%	0.40%

Ratio of net investment income to average net assets	9.27%(c)	5.14%	1.27%	2.72%	0.74%	2.11%

Portfolio turnover rate(d)	23%	62%	51%	62%	160%	203%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class R Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 11.09	$11.29	$10.67	$10.32	$10.28	$10.41

Net investment income(a)	0.46	0.53	0.06	0.22	0.13	0.13

Net realized and unrealized gain (loss)	(1.69)	(0.13)	0.63	0.37	0.06	(0.12)

Total from investment operations	(1.23)	0.40	0.69	0.59	0.19	0.01

Distributions to shareholders from net investment income	(0.53)	(0.50)	(0.07)	(0.24)	(0.15)	(0.14)

Distributions to shareholders from net realized gains	—	(0.10)	—	—	—	—

Total distributions	(0.53)	(0.60)	(0.07)	(0.24)	(0.15)	(0.14)

Net asset value, end of period	$ 9.33	$11.09	$11.29	$10.67	$10.32	$10.28

Total return(b)	(11.26)%	3.45%	6.43%	5.71%	1.87%	0.09%

Net assets, end of period (in 000s)	$16,839	$18,525	$17,052	$17,663	$14,911	$18,169

Ratio of net expenses to average net assets	0.92%(c)	0.92%	0.92%	0.94%	0.93%	0.93%

Ratio of total expenses to average net assets	0.97%(c)	0.96%	1.00%	1.01%	1.01%	1.02%

Ratio of net investment income to average net assets	8.69%(c)	4.63%	0.54%	2.08%	1.33%	1.29%

Portfolio turnover rate(d)	23%	62%	51%	62%	160%	203%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                95

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class P Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,			Period Ended March 31, 2019(a)
		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$ 11.31	$11.50	$10.86	$10.49	$ 10.40

Net investment income(b)	0.50	0.60	0.16	0.32	0.09

Net realized and unrealized gain (loss)	(1.72)	(0.13)	0.61	0.34	0.19

Total from investment operations	(1.22)	0.47	0.77	0.66	0.28

Distributions to shareholders from net investment income	(0.56)	(0.56)	(0.13)	(0.29)	(0.19)

Distributions to shareholders from net realized gains	—	(0.10)	—	—	—

Total distributions	(0.56)	(0.66)	(0.13)	(0.29)	(0.19)

Net asset value, end of period	$ 9.53	$11.31	$11.50	$10.86	$ 10.49

Total return(c)	(10.94)%	4.05%	7.07%	6.38%	2.77%

Net assets, end of period (in 000s)	$29,677	$35,167	$49,767	$30,975	$107,844

Ratio of net expenses to average net assets	0.33%(d)	0.33%	0.33%	0.34%	0.33	%(d)

Ratio of total expenses to average net assets	0.38%(d)	0.37%	0.40%	0.40%	0.43	%(d)

Ratio of net investment income to average net assets	9.30%(d)	5.15%	1.36%	3.01%	0.91	%(d)

Portfolio turnover rate(e)	23%	62%	51%	62%	160%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Class A Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 9.72	$10.15	$9.68	$9.80	$9.75	$9.96

Net investment income (a)	0.08	0.06	0.12	0.21	0.23	0.17

Net realized and unrealized gain (loss)	(0.47)	(0.38)	0.53	(0.08)	0.06	(0.19)

Total from investment operations	(0.39)	(0.32)	0.65	0.13	0.29	(0.02)

Distributions to shareholders from net investment income	(0.09)	(0.07)	(0.17)	(0.21)	(0.22)	(0.16)

Distributions to shareholders from net realized gains	—	(0.01)	— (b)	—	—	—

Distributions to shareholders from return of capital	—	(0.03)	(0.01)	(0.04)	(0.02)	(0.03)

Total distributions	(0.09)	(0.11)	(0.18)	(0.25)	(0.24)	(0.19)

Net asset value, end of period	$ 9.24	$9.72	$10.15	$9.68	$9.80	$9.75

Total return(c)	(3.99)%	(3.24)%	6.64%	1.41%	3.01%	(0.19)%

Net assets, end of period (in 000s)	$55,625	$64,658	$82,370	$14,107	$11,070	$5,734

Ratio of net expenses to average net assets	0.73%(d)	0.73%	0.75%	0.79%	0.79%	0.79%

Ratio of total expenses to average net assets	0.79%(d)	0.78%	0.80%	0.86%	0.93%	0.87%

Ratio of net investment income to average net assets	1.76%(d)	0.59%	1.21%	2.13%	2.35%	1.75%

Portfolio turnover rate(e)	69%	240%	253%	192%	99%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                97

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Class C Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 9.72	$10.15	$9.68	$9.81	$9.76	$9.96

Net investment income(a)	0.06	0.02	0.09	0.18	0.19	0.14

Net realized and unrealized gain (loss)	(0.46)	(0.38)	0.52	(0.10)	0.06	(0.19)

Total from investment operations	(0.40)	(0.36)	0.61	0.08	0.25	(0.05)

Distributions to shareholders from net investment income	(0.08)	(0.04)	(0.13)	(0.18)	(0.18)	(0.13)

Distributions to shareholders from net realized gains	—	(0.01)	— (b)	—	—	—

Distributions to shareholders from return of capital	—	(0.02)	(0.01)	(0.03)	(0.02)	(0.02)

Total distributions	(0.08)	(0.07)	(0.14)	(0.21)	(0.20)	(0.15)

Net asset value, end of period	$ 9.24	$9.72	$10.15	$9.68	$9.81	$9.76

Total return(c)	(4.18)%	(3.63)%	6.22%	0.91%	2.61%	(0.48)%

Net assets, end of period (in 000s)	$2,580	$2,895	$2,556	$1,283	$1,689	$1,077

Ratio of net expenses to average net assets	1.13%(d)	1.12%	1.15%	1.19%	1.19%	1.19%

Ratio of total expenses to average net assets	1.54%(d)	1.53%	1.55%	1.61%	1.69%	1.63%

Ratio of net investment income to average net assets	1.35%(d)	0.21%	0.88%	1.81%	1.97%	1.39%

Portfolio turnover rate(e)	69%	240%	253%	192%	99%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98                The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Institutional Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 9.74	$10.17	$9.70	$9.82	$9.77	$9.98

Net investment income(a)	0.10	0.09	0.16	0.26	0.25	0.21

Net realized and unrealized gain (loss)	(0.47)	(0.38)	0.53	(0.09)	0.07	(0.19)

Total from investment operations	(0.37)	(0.29)	0.69	0.17	0.32	0.02

Distributions to shareholders from net investment income	(0.11)	(0.09)	(0.21)	(0.25)	(0.24)	(0.20)

Distributions to shareholders from net realized gains	—	(0.01)	— (b)	—	—	—

Distributions to shareholders from return of capital	—	(0.04)	(0.01)	(0.04)	(0.03)	(0.03)

Total distributions	(0.11)	(0.14)	(0.22)	(0.29)	(0.27)	(0.23)

Net asset value, end of period	$ 9.26	$9.74	$10.17	$9.70	$9.82	$9.77

Total return(c)	(3.83)%	(2.92)%	6.99%	1.76%	3.36%	0.16%

Net assets, end of period (in 000s)	$211,967	$172,910	$276,641	$48,689	$46,680	$575,452

Ratio of net expenses to average net assets	0.42%(d)	0.41%	0.42%	0.45%	0.46%	0.45%

Ratio of total expenses to average net assets	0.46%(d)	0.45%	0.47%	0.52%	0.55%	0.53%

Ratio of net investment income to average net assets	2.07%(d)	0.89%	1.58%	2.57%	2.58%	2.12%

Portfolio turnover rate(e)	69%	240%	253%	192%	99%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.            99

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Investor Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$ 9.74	$10.16	$9.70	$9.82	$9.77	$9.98

Net investment income(a)	0.10	0.09	0.15	0.24	0.25	0.20

Net realized and unrealized gain (loss)	(0.47)	(0.37)	0.52	(0.08)	0.06	(0.19)

Total from investment operations	(0.37)	(0.28)	0.67	0.16	0.31	0.01

Distributions to shareholders from net investment income	(0.11)	(0.09)	(0.20)	(0.24)	(0.24)	(0.19)

Distributions to shareholders from net realized gains	—	(0.01)	— (b)	—	—	—

Distributions to shareholders from return of capital	—	(0.04)	(0.01)	(0.04)	(0.02)	(0.03)

Total distributions	(0.11)	(0.14)	(0.21)	(0.28)	(0.26)	(0.22)

Net asset value, end of period	$ 9.26	$9.74	$10.16	$9.70	$9.82	$9.77

Total return(c)	(3.86)%	(2.89)%	6.90%	1.56%	3.27%	0.06%

Net assets, end of period (in 000s)	$43,932	$23,825	$25,579	$4,337	$1,584	$2,094

Ratio of net expenses to average net assets	0.48%(d)	0.47%	0.50%	0.54%	0.54%	0.54%

Ratio of total expenses to average net assets	0.54%(d)	0.53%	0.55%	0.61%	0.68%	0.62%

Ratio of net investment income to average net assets	2.06%(d)	0.85%	1.46%	2.43%	2.57%	2.03%

Portfolio turnover rate(e)	69%	240%	253%	192%	99%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100                The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Class R6 Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.73		$10.16	$9.69	$9.82	$9.77	$9.98

Net investment income(a)	0.10		0.11	0.16	0.26	0.27	0.21

Net realized and unrealized gain (loss)	(0.47)		(0.40)	0.53	(0.10)	0.05	(0.20)

Total from investment operations	(0.37)		(0.29)	0.69	0.16	0.32	0.01

Distributions to shareholders from net investment income	(0.11)		(0.09)	(0.21)	(0.25)	(0.24)	(0.19)

Distributions to shareholders from net realized gains	—		(0.01)	— (b)	—	—	—

Distributions to shareholders from return of capital	—		(0.04)	(0.01)	(0.04)	(0.03)	(0.03)

Total distributions	(0.11)		(0.14)	(0.22)	(0.29)	(0.27)	(0.22)

Net asset value, end of period	$9.25		$9.73	$10.16	$9.69	$9.82	$9.77

Total return(c)	(3.83)%		(2.92)%	7.00%	1.66%	3.36%	0.13%

Net assets, end of period (in 000s)	$106,768		$56,824	$7,944	$1,085	$1,252	$10

Ratio of net expenses to average net assets	0.41	%(d)	0.40%	0.41%	0.44%	0.45%	0.45%

Ratio of total expenses to average net assets	0.45	%(d)	0.44%	0.46%	0.51%	0.67%	0.55%

Ratio of net investment income to average net assets	2.13	%(d)	1.07%	1.57%	2.56%	2.77%	2.12%

Portfolio turnover rate(e)	69%		240%	253%	192%	99%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                101

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Bond Fund
	Class R Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.74		$10.16	$9.70	$9.82	$9.77	$9.98

Net investment income(a)	0.07		0.04	0.11	0.19	0.20	0.16

Net realized and unrealized gain (loss)	(0.47)		(0.38)	0.51	(0.08)	0.06	(0.20)

Total from investment operations	(0.40)		(0.34)	0.62	0.11	0.26	(0.04)

Distributions to shareholders from net investment income	(0.08)		(0.05)	(0.15)	(0.20)	(0.19)	(0.15)

Distributions to shareholders from net realized gains	—		(0.01)	— (b)	—	—	—

Distributions to shareholders from return of capital	—		(0.02)	(0.01)	(0.03)	(0.02)	(0.02)

Total distributions	(0.08)		(0.08)	(0.16)	(0.23)	(0.21)	(0.17)

Net asset value, end of period	$9.26		$9.74	$10.16	$9.70	$9.82	$9.77

Total return(c)	(4.10)%		(3.38)%	6.37%	1.06%	2.76%	(0.43)%

Net assets, end of period (in 000s)	$155		$161	$184	$138	$122	$95

Ratio of net expenses to average net assets	0.98	%(d)	0.97%	0.99%	1.04%	1.04%	1.04%

Ratio of total expenses to average net assets	1.04	%(d)	1.03%	1.05%	1.11%	1.18%	1.12%

Ratio of net investment income to average net assets	1.52	%(d)	0.38%	1.03%	1.94%	2.08%	1.57%

Portfolio turnover rate(e)	69%		240%	253%	192%	99%	106%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION BOND FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class P Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2019(a)
			2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.74		$10.16	$9.70	$9.82	$9.74

Net investment income(b)	0.10		0.09	0.16	0.25	0.25

Net realized and unrealized gain (loss)	(0.47)		(0.37)	0.52	(0.08)	0.09

Total from investment operations	(0.37)		(0.28)	0.68	0.17	0.34

Distributions to shareholders from net investment income	(0.11)		(0.09)	(0.21)	(0.25)	(0.24)

Distributions to shareholders from net realized gains	—		(0.01)	— (c)	—	—

Distributions to shareholders from return of capital	—		(0.04)	(0.01)	(0.04)	(0.02)

Total distributions	(0.11)		(0.14)	(0.22)	(0.29)	(0.26)

Net asset value, end of period	$9.26		$9.74	$10.16	$9.70	$9.82

Total return(d)	(3.82)%		(2.82)%	7.00%	1.66%	3.51%

Net assets, end of period (in 000s)	$1,213,401		$2,148,459	$2,080,421	$743,258	$635,440

Ratio of net expenses to average net assets	0.42	%(e)	0.40%	0.41%	0.44%	0.44	%(e)

Ratio of total expenses to average net assets	0.45	%(e)	0.44%	0.46%	0.51%	0.60	%(e)

Ratio of net investment income to average net assets	2.06	%(e)	0.94%	1.61%	2.53%	2.72	%(e)

Portfolio turnover rate(f)	69%		240%	253%	192%	99%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                103

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class A Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.52		$10.00	$9.97	$9.77	$9.79	$9.99

Net investment income (loss)(a)	0.05		(0.04)	0.01	0.13	0.16	0.11

Net realized and unrealized gain (loss)	(0.38)		(0.41)	0.11	0.27	0.03	(0.13)

Total from investment operations	(0.33)		(0.45)	0.12	0.40	0.19	(0.02)

Distributions to shareholders from net investment income	(0.06)		(0.03)	(0.09)	(0.20)	(0.21)	(0.18)

Net asset value, end of period	$9.13		$9.52	$10.00	$9.97	$9.77	$9.79

Total return(b)	(3.59)%		(4.39)%	1.17%	4.16%	1.97%	(0.22)%

Net assets, end of period (in 000s)	$61,946		$70,980	$105,604	$90,469	$82,090	$86,239

Ratio of net expenses to average net assets	0.81	%(c)	0.81%	0.79%	0.82%	0.82%	0.82%

Ratio of total expenses to average net assets	0.90	%(c)	0.88%	0.87%	0.90%	0.90%	0.89%

Ratio of net investment income (loss) to average net assets	1.05	%(c)	(0.39)%	0.13%	1.34%	1.68%	1.15%

Portfolio turnover rate(d)	259%		466%	566%	479%	247%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class C Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.45		$9.93	$9.90	$9.70	$9.73	$9.92

Net investment income (loss)(a)	0.03		(0.08)	(0.02)	0.09	0.12	0.07

Net realized and unrealized gain (loss)	(0.38)		(0.39)	0.10	0.27	0.02	(0.12)

Total from investment operations	(0.35)		(0.47)	0.08	0.36	0.14	(0.05)

Distributions to shareholders from net investment income	(0.04)		(0.01)	(0.05)	(0.16)	(0.17)	(0.14)

Net asset value, end of period	$9.06		$9.45	$9.93	$9.90	$9.70	$9.73

Total return(b)	(3.71)%		(4.77)%	0.77%	3.76%	1.46%	(0.53)%

Net assets, end of period (in 000s)	$7,544		$8,916	$13,685	$12,958	$15,493	$19,799

Ratio of net expenses to average net assets	1.21	%(c)	1.21%	1.19%	1.22%	1.22%	1.22%

Ratio of total expenses to average net assets	1.65	%(c)	1.63%	1.62%	1.65%	1.65%	1.64%

Ratio of net investment income (loss) to average net assets	0.65	%(c)	(0.78)%	(0.25)%	0.95%	1.27%	0.72%

Portfolio turnover rate(d)	259%		466%	566%	479%	247%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                105

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Institutional Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.49		$9.97	$9.93	$9.74	$9.76	$9.96

Net investment income (loss)(a)	0.06		(0.01)	0.04	0.17	0.19	0.14

Net realized and unrealized gain (loss)	(0.38)		(0.41)	0.12	0.26	0.03	(0.13)

Total from investment operations	(0.32)		(0.42)	0.16	0.43	0.22	0.01

Distributions to shareholders from net investment income	(0.07)		(0.06)	(0.12)	(0.24)	(0.24)	(0.21)

Net asset value, end of period	$9.10		$9.49	$9.97	$9.93	$9.74	$9.76

Total return(b)	(3.35)%		(4.09)%	1.51%	4.41%	2.32%	0.11%

Net assets, end of period (in 000s)	$242,458		$305,174	$510,541	$348,655	$379,887	$837,920

Ratio of net expenses to average net assets	0.48	%(c)	0.48%	0.46%	0.48%	0.48%	0.48%

Ratio of total expenses to average net assets	0.57	%(c)	0.55%	0.54%	0.56%	0.56%	0.55%

Ratio of net investment income (loss) to average net assets	1.37	%(c)	(0.06)%	0.44%	1.69%	1.95%	1.46%

Portfolio turnover rate(d)	259%		466%	566%	479%	247%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Service Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.48		$9.95	$9.92	$9.73	$9.75	$9.94

Net investment income (loss)(a)	0.04		(0.05)	— (b)	0.11	0.15	0.09

Net realized and unrealized gain (loss)	(0.38)		(0.40)	0.10	0.27	0.02	(0.12)

Total from investment operations	(0.34)		(0.45)	0.10	0.38	0.17	(0.03)

Distributions to shareholders from net investment income	(0.05)		(0.02)	(0.07)	(0.19)	(0.19)	(0.16)

Net asset value, end of period	$9.09		$9.48	$9.95	$9.92	$9.73	$9.75

Total return(c)	(3.59)%		(4.56)%	1.00%	4.00%	1.70%	(0.29)%

Net assets, end of period (in 000s)	$18,340		$17,521	$20,016	$18,831	$18,120	$19,954

Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.96%	0.98%	0.98%	0.98%

Ratio of total expenses to average net assets	1.07	%(d)	1.05%	1.04%	1.06%	1.06%	1.05%

Ratio of net investment income (loss) to average net assets	0.89	%(d)	(0.53)%	(0.03)%	1.17%	1.52%	0.95%

Portfolio turnover rate(e)	259%		466%	566%	479%	247%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                107

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Investor Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.53		$10.01	$9.98	$9.78	$9.80	$9.99

Net investment income (loss)(a)	0.06		(0.01)	0.04	0.15	0.19	0.13

Net realized and unrealized gain (loss)	(0.38)		(0.41)	0.10	0.28	0.02	(0.12)

Total from investment operations	(0.32)		(0.42)	0.14	0.43	0.21	0.01

Distributions to shareholders from net investment income	(0.07)		(0.06)	(0.11)	(0.23)	(0.23)	(0.20)

Net asset value, end of period	$9.14		$9.53	$10.01	$9.98	$9.78	$9.80

Total return(b)	(3.46)%		(4.15)%	1.53%	4.31%	2.23%	0.13%

Net assets, end of period (in 000s)	$33,815		$27,635	$38,958	$38,723	$29,461	$24,676

Ratio of net expenses to average net assets	0.56	%(c)	0.56%	0.54%	0.57%	0.57%	0.57%

Ratio of total expenses to average net assets	0.65	%(c)	0.63%	0.62%	0.65%	0.65%	0.64%

Ratio of net investment income (loss) to average net assets	1.35	%(c)	(0.13)%	0.40%	1.57%	1.94%	1.35%

Portfolio turnover rate(d)	259%		466%	566%	479%	247%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class R6 Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.49		$9.97	$9.94	$9.74	$9.76	$9.96

Net investment income(a)	0.07		— (b)	0.05	0.16	0.20	0.17

Net realized and unrealized gain (loss)	(0.39)		(0.41)	0.10	0.28	0.02	(0.16)

Total from investment operations	(0.32)		(0.41)	0.15	0.44	0.22	0.01

Distributions to shareholders from net investment income	(0.07)		(0.07)	(0.12)	(0.24)	(0.24)	(0.21)

Net asset value, end of period	$9.10		$9.49	$9.97	$9.94	$9.74	$9.76

Total return(c)	(3.44)%		(3.98)%	1.52%	4.42%	2.33%	0.12%

Net assets, end of period (in 000s)	$12,874		$13,385	$16,029	$11,979	$5,436	$2,038

Ratio of net expenses to average net assets	0.47	%(d)	0.47%	0.45%	0.47%	0.47%	0.46%

Ratio of total expenses to average net assets	0.56	%(d)	0.54%	0.53%	0.55%	0.56%	0.54%

Ratio of net investment income (loss) to average net assets	1.41	%(d)	(0.02)%	0.48%	1.65%	2.10%	1.69%

Portfolio turnover rate(e)	259%		466%	566%	479%	247%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                109

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class P Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2019(a)
			2022	2021	2020
Per Share Data

Net asset value, beginning of period	$ 9.49		$9.96	$9.93	$9.73	$ 9.73

Net investment income(b)	0.06		— (c)	0.05	0.17	0.20

Net realized and unrealized gain (loss)	(0.38)		(0.40)	0.10	0.27	0.03

Total from investment operations	(0.32)		(0.40)	0.15	0.44	0.23

Distributions to shareholders from net investment income	(0.07)		(0.07)	(0.12)	(0.24)	(0.23)

Net asset value, end of period	$ 9.10		$9.49	$9.96	$9.93	$ 9.73

Total return(d)	(3.34)%		(4.08)%	1.52%	4.53%	2.39%

Net assets, end of period (in 000s)	$186,267		$246,221	$337,747	$337,805	$474,894

Ratio of net expenses to average net assets	0.47	%(e)	0.47%	0.45%	0.48%	0.47	%(e)

Ratio of total expenses to average net assets	0.56	%(e)	0.54%	0.53%	0.55%	0.56	%(e)

Ratio of net investment income to average net assets	1.38	%(e)	(0.03)%	0.49%	1.72%	2.15	%(e)

Portfolio turnover rate(f)	259%		466%	566%	479%	247%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class A Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022		2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$ 10.01		$10.07		$9.88	$10.03	$10.01	$10.02

Net investment income (a)	0.06		—	(b)	0.04	0.21	0.25	0.14

Net realized and unrealized gain (loss)	(0.04)		(0.05)		0.20	(0.14)	(0.01)	(0.04)

Total from investment operations	0.02		(0.05)		0.24	0.07	0.24	0.10

Distributions to shareholders from net investment income	(0.06)		(0.01)		(0.05)	(0.21)	(0.22)	(0.11)

Distributions to shareholders from net realized gains	—		—		—	(0.01)	— (c)	— (c)

Total distributions	(0.06)		(0.01)		(0.05)	(0.22)	(0.22)	(0.11)

Net asset value, end of period	$ 9.97		$10.01		$10.07	$9.88	$10.03	$10.01

Total return(d)	0.23%		(0.54)%		2.42%	0.66%	2.41%	1.04%

Net assets, end of period (in 000s)	$38,810		$50,104		$122,562	$43,188	$50,982	$817

Ratio of net expenses to average net assets	0.46	%(e)	0.44%		0.45%	0.46%	0.46%	0.57%

Ratio of total expenses to average net assets	0.54	%(e)	0.54%		0.54%	0.56%	0.61%	0.63%

Ratio of net investment income to average net assets	1.20	%(e)	—	%(f)	0.38%	2.14%	2.46%	1.42%

Portfolio turnover rate(g)	31%		102%		79%	87%	89%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% per share.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                111

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Administration Shares
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31,
			2022	2021	2020	2019	2018
Per Share Data

Net asset value, beginning of period	$10.01		$10.07	$9.88	$10.03	$10.02	$10.02

Net investment income(a)	0.08		0.02	0.09	0.20	0.22	0.13

Net realized and unrealized gain (loss)	(0.03)		(0.05)	0.16	(0.13)	0.01	(0.01)

Total from investment operations	0.05		(0.03)	0.25	0.07	0.23	0.12

Distributions to shareholders from net investment income	(0.08)		(0.03)	(0.06)	(0.21)	(0.22)	(0.12)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	— (b)	— (b)

Total distributions	(0.08)		(0.03)	(0.06)	(0.22)	(0.22)	(0.12)

Net asset value, end of period	$ 9.98		$10.01	$10.07	$9.88	$10.03	$10.02

Total return(c)	0.46%		(0.31)%	2.55%	0.55%	2.46%	1.24%

Net assets, end of period (in 000s)	$ 27		$27	$27	$1,045	$937	$1,032

Ratio of net expenses to average net assets	0.21	%(d)	0.21%	0.47%	0.47%	0.45%	0.43%

Ratio of total expenses to average net assets	0.29	%(d)	0.30%	0.55%	0.57%	0.57%	0.59%

Ratio of net investment income to average net assets	1.50	%(d)	0.23%	0.95%	2.01%	2.20%	1.25%

Portfolio turnover rate(e)	31%		102%	79%	87%	89%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Preferred Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020		2019		2018
Per Share Data

Net asset value, beginning of period	$10.01	$10.07	$9.88	$10.03		$10.02		$10.02

Net investment income(a)	0.08	0.02	0.07	0.23		0.24		0.14

Net realized and unrealized gain (loss)	(0.04)	(0.05)	0.19	(0.15)		0.01		—	(b)

Total from investment operations	0.04	(0.03)	0.26	0.08		0.25		0.14

Distributions to shareholders from net investment income	(0.08)	(0.03)	(0.07)	(0.23)		(0.24)		(0.14)

Distributions to shareholders from net realized gains	—	—	—	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)

Total distributions	(0.08)	(0.03)	(0.07)	(0.23)		(0.24)		(0.14)

Net asset value, end of period	$ 9.97	$10.01	$10.07	$9.88		$10.03		$10.02

Total return(d)	0.36%	(0.31)%	2.63%	0.82%		2.52%		1.40%

Net assets, end of period (in 000s)	$ 27	$27	$27	$26		$26		$25

Ratio of net expenses to average net assets	0.20%(e)	0.21%	0.26%	0.32%		0.30%		0.28%

Ratio of total expenses to average net assets	0.28%(e)	0.30%	0.34%	0.41%		0.41%		0.44%

Ratio of net investment income to average net assets	1.51%(e)	0.23%	0.66%	2.27%		2.38%		1.38%

Portfolio Turnover Rate(f)	31%	102%	79%	87%		89%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                113

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Institutional Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
		2022	2021	2020		2019		2018
Per Share Data

Net asset value, beginning of period	$ 10.01	$10.07	$9.88	$10.04		$10.01		$10.02

Net investment income(a)	0.07	0.02	0.06	0.23		0.25		0.15

Net realized and unrealized gain (loss)	(0.03)	(0.05)	0.20	(0.15)		0.03		(0.01)

Total from investment operations	0.04	(0.03)	0.26	0.08		0.28		0.14

Distributions to shareholders from net investment income	(0.07)	(0.03)	(0.07)	(0.24)		(0.25)		(0.15)

Distributions to shareholders from net realized gains	—	—	—	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.07)	(0.03)	(0.07)	(0.24)		(0.25)		(0.15)

Net asset value, end of period	$ 9.98	$10.01	$10.07	$9.88		$10.04		$10.01

Total return(c)	0.45%	(0.32)%	2.66%	0.80%		2.82%		1.40%

Net assets, end of period (in 000s)	$1,304,532	$1,954,768	$2,598,107	$1,466,673		$840,036		$1,421,091

Ratio of net expenses to average net assets	0.23%(d)	0.22%	0.22%	0.22%		0.20%		0.19%

Ratio of total expenses to average net assets	0.31%(d)	0.31%	0.31%	0.32%		0.32%		0.33%

Ratio of net investment income to average net assets	1.42%(d)	0.22%	0.63%	2.28%		2.45%		1.54%

Portfolio turnover rate(e)	31%	102%	79%	87%		89%		67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114                     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Investor Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,				Period Ended March 31, 2019(a)
		2022	2021	2020
Per Share Data

Net asset value, beginning of period	$ 10.01	$10.07	$9.88	$10.04		$10.03

Net investment income(b)	0.08	0.01	0.06	0.21		0.16

Net realized and unrealized gain (loss)	(0.04)	(0.05)	0.19	(0.14)		0.01

Total from investment operations	0.04	(0.04)	0.25	0.07		0.17

Distributions to shareholders from net investment income	(0.07)	(0.02)	(0.06)	(0.23)		(0.16)

Distributions to shareholders from net realized gains	—	—	—	(0.00	)(c)	(0.00	)(c)

Total distributions	(0.07)	(0.02)	(0.06)	(0.23)		(0.16)

Net asset value, end of period	$ 9.98	$10.01	$10.07	$9.88		$10.04

Total return(d)	0.41%	(0.40)%	2.57%	0.71%		1.68%

Net assets, end of period (in 000s)	$157,387	$112,830	$94,682	$90,680		$6,254

Ratio of net expenses to average net assets	0.31%(e)	0.30%	0.30%	0.31%		0.30	%(e)

Ratio of total expenses to average net assets	0.39%(e)	0.39%	0.39%	0.41%		0.42	%(e)

Ratio of net investment income to average net assets	1.42%(e)	0.15%	0.60%	2.11%		2.58	%(e)

Portfolio turnover rate(f)	31%	102%	79%	87%		89%

(a)	Commenced operations on August 14, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                115

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,						Period Ended March 31, 2018(a)
		2022	2021	2020		2019
Per Share Data

Net asset value, beginning of period	$ 10.01	$10.08	$9.89	$10.04		$10.02		$10.02

Net investment income(b)	0.06	0.02	0.07	0.24		0.27		0.05

Net realized and unrealized gain (loss)	(0.01)	(0.06)	0.19	(0.15)		—		—

Total from investment operations	0.05	(0.04)	0.26	0.09		0.27		0.05

Distributions to shareholders from net investment income	(0.08)	(0.03)	(0.07)	(0.24)		(0.25)		(0.05)

Distributions to shareholders from net realized gains	—	—	—	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)

Total distributions	(0.08)	(0.03)	(0.07)	(0.24)		(0.25)		(0.05)

Net asset value, end of period	$ 9.98	$10.01	$10.08	$9.89		$10.04		$10.02

Total return(d)	0.46%	(0.41)%	2.66%	0.91%		2.82%		0.43%

Net assets, end of period (in 000s)	$78,048	$180,045	$313,236	$278,788		$420,023		$ 10

Ratio of net expenses to average net assets	0.22%(e)	0.21%	0.21%	0.21%		0.20%		0.24	%(e)

Ratio of total expenses to average net assets	0.30%(e)	0.30%	0.30%	0.31%		0.32%		0.35	%(e)

Ratio of net investment income to average net assets	1.25%(e)	0.24%	0.70%	2.37%		2.66%		1.64	%(e)

Portfolio turnover rate(f)	31%	102%	79%	87%		89%		67%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class P Shares
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,				Period Ended March 31, 2019(a)
		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$ 10.00	$10.07	$9.87	$10.03		$ 10.02

Net investment income(b)	0.07	0.02	0.07	0.24		0.25

Net realized and unrealized gain (loss)	(0.02)	(0.06)	0.20	(0.16)		—

Total from investment operations	0.05	(0.04)	0.27	0.08		0.25

Distributions to shareholders from net investment income	(0.08)	(0.03)	(0.07)	(0.24)		(0.24)

Distributions to shareholders from net realized gains	—	—	—	(0.00	)(c)	(0.00)(c)

Total distributions	(0.08)	(0.03)	(0.07)	(0.24)		(0.24)

Net asset value, end of period	$ 9.97	$10.00	$10.07	$9.87		$ 10.03

Total return(d)	0.45%	(0.41)%	2.77%	0.81%		2.48%

Net assets, end of period (in 000s)	$1,122,372	$1,716,714	$3,136,259	$1,935,475		$2,048,977

Ratio of net expenses to average net assets	0.22%(e)	0.21%	0.21%	0.21%		0.20%(e)

Ratio of total expenses to average net assets	0.30%(e)	0.30%	0.30%	0.31%		0.32%(e)

Ratio of net investment income to average net assets	1.44%(e)	0.23%	0.65%	2.34%		2.62%(e)

Portfolio turnover rate(f)	31%	102%	79%	87%		89%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account.Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                117

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements September 30, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Enhanced Income	A, Administration, Institutional, Service, Investor, R6 and P	Diversified

Government Income	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Inflation Protected Securities	A, C, Institutional, Investor, R6, R and P	Diversified

Short Duration Bond	A, C, Institutional, Investor, R6, R and P	Diversified

Short Duration Government	A, C, Institutional, Service, Investor, R6 and P	Diversified

Short-Term Conservative Income	A, Administration, Institutional, Preferred, Investor, R6 and P	Diversified

Class A Shares of the Government Income, Inflation Protected Securities, Short Duration Bond and Short Duration Government Funds are sold with a front-end sales charge of up to 3.75%, 3.75%, 1.50% and 1.50%, respectively. Class C Shares are generally sold with a contingent deferred sales charge (“CDSC”) of 1.00% (0.65% for Short Duration Bond and Short Duration Government Funds), which is imposed on redemptions made within 12 months of purchase. Class A Shares of the Enhanced Income and Short-Term Conservative Income Funds are not subject to a sales charge. Similarly, Administration, Preferred, Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to

118

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES ( continued)

the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends		Capital Gains Distributions

Fund	Declared	Paid	Declared and Paid

Enhanced Income	Daily	Monthly	Annually

Government Income	Daily	Monthly	Annually

Inflation Protected Securities	Quarterly	Quarterly	Annually

Short Duration Bond	Daily	Monthly	Annually

Short Duration Government	Daily	Monthly	Annually

Short-Term Conservative Income	Daily	Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

                119

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii.  Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer

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Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2022:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$565,492,674	$—

Asset-Backed Securities	—	196,163,316	—

Mortgage-Backed Obligations	—	27,202,928	—

Sovereign Debt Obligations	18,045,482	6,139,848	—

Municipal Debt Obligations	—	13,594,578	—

Exchange Traded Funds	28,082,874	—	—

Investment Company	9,176	—	—

Short-term Investments	—	16,188,540	—

Total	$46,137,532	$824,781,884	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$100,220	$—

Futures Contracts	3,951,499	—	—

Interest Rate Swap Contracts	—	732,309	—

Total	$3,951,499	$832,529	$—
Liabilities(a)

Interest Rate Swap Contracts	$—	$(439,468)	$ —

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$121,212,441	$—

U.S. Treasury Obligations	96,993,599	—	—

Asset-Backed Securities	—	4,708,030	—

Municipal Debt Obligations	—	2,140,889	—

Agency Debentures	—	54,455,741	—

Total	$96,993,599	$182,517,101	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(9,092,733)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GOVERNMENT INCOME (continued)
Derivative Type	Level 1	Level 2	Level 3

Assets

Futures Contracts(a)	$1,732,501	$—	$—

Interest Rate Swap Contracts(a)	—	88,219	—

Purchased Option Contracts	—	18,163	—

Total	$1,732,501	$106,382	$—

Liabilities

Interest Rate Swap Contracts(a)	$—	$(92,676)	$—

Written Option Contracts	—	(17,998)	—

Total	$—	$(110,674)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$438,733,780	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$638,227	$—	$—

Interest Rate Swap Contracts(a)	—	3,405,191	—

Purchased Option Contracts	—	13	—

Total	$638,227	$3,405,204	$—

Liabilities

Futures Contracts(a)	$(686,774)	$—	$—

Interest Rate Swap Contracts(a)	—	(1,109,810)	—

Written Option Contracts	—	(9)	—

Total	$(686,774)	$(1,109,819)	$—

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Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION BOND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$988,474,414	$—

Mortgage-Backed Obligations	—	230,341,528	—

U.S. Treasury Obligations	198,075,578	—	—

Asset-Backed Securities	—	128,458,088	—

Sovereign Debt Obligations	—	44,686,592	—

Municipal Debt Obligations	—	11,549,965	—

Exchange Traded Funds	30,572,843	—	—

Short-term Investments	—	4,274,082	—

Total	$228,648,421	$1,407,784,669	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(54,046,276)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$2,917,472	$—

Futures Contracts(a)	9,834,679	—	—

Interest Rate Swap Contracts(a)	—	15,189,909	—

Credit Default Swap Contracts(a)	—	57,581	—

Purchased Option Contracts	—	1,819,060	—

Total	$9,834,679	$19,984,022	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,164,938)	$—

Futures Contracts(a)	(7,188,940)	—	—

Interest Rate Swap Contracts(a)	—	(5,772,732)	—

Credit Default Swap Contracts(a)	—	(393,060)	—

Written Option Contracts	—	(1,930,686)	—

Total	$(7,188,940)	$(10,261,416)	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$354,334,072	$—	$—

Mortgage-Backed Obligations	—	232,470,404	—

Agency Debentures	—	83,298,436	—

Investment Company	2,537,582	—	—

Total	$356,871,654	$315,768,840	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION GOVERNMENT (continued)

Investment Type	Level 1	Level 2	Level 3

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(12,583,434)	$—

Derivative Type

Assets(a)

Futures Contracts	$7,811,636	$—	$—

Interest Rate Swap Contracts	—	9,662,813	—

Total	$7,811,636	$9,662,813	$—

Liabilities(a)

Futures Contracts	$(3,839,077)	$—	$—

Interest Rate Swap Contracts	—	(182,451)	—

Total	$(3,839,077)	$(182,451)	$—

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,227,866,582	$—

U.S. Treasury Obligations	229,408,234	—	—

Municipal Debt Obligations	—	4,467,563	—

Investment Company	227,887,566	—	—

Short-term Investments	—	1,011,352,107	—

Total	$457,295,800	$2,243,686,252	$—

(a) Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2022. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

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4. INVESTMENTS IN DERIVATIVES (continued)

ENHANCED INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$100,220			$—
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	4,683,808		Variation margin on swap contracts	(439,468)
Total		$4,784,028			$(439,468)

GOVERNMENT INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$1,838,883		Variation margin on swap contracts; Written options, at value	$(110,674)
INFLATION PROTECTED SECURITIES
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$4,043,431	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(1,796,593	)(a)
SHORT DURATION BOND
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$57,782	(a)	Variation margin on swap contracts; Payable for unrealized loss on swap contracts	$(393,261	)(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	2,917,472		Payable for unrealized loss on forward foreign currency exchange contracts	(2,164,938)
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	26,843,648	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(14,892,358	)(a)
Total		$29,818,902			$(17,450,557)

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4. INVESTMENTS IN DERIVATIVES (continued)

SHORT DURATION GOVERNMENT

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$17,601,606	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(4,133,506)	(a)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $76,044 for the Short Duration Bond Fund which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

ENHANCED INCOME

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts / Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ 288,855	$ (157,807)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts / Net Change in unrealized gain (loss) on futures contracts and swap contracts	(1,265,787)	3,142,442
Total		$ (976,932)	$2,984,635

GOVERNMENT INCOME

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate

Net realized gain (loss) from purchased option contracts, futures contracts, swap contracts and written option contracts / Net change in unrealized gain (loss) on purchased option contracts, futures contracts, swap contracts and written option contracts

		$ 3,548,217	$ 911,402

INFLATION PROTECTED SECURITIES

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate

Net realized gain (loss) from purchased option contracts, futures contracts, swap contracts and written option contracts /Net change in unrealized gain (loss) on purchased option contracts, futures contracts, swap contracts and written option contracts

		$ 754,700	$ (815,329)

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Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

SHORT DURATION BOND
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$256,217	$2,578,656

Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	2,953,907	(167,136)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased option contracts and written option contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	(4,202,615)	6,473,402

Total		$(992,491)	$8,884,922

SHORT DURATION GOVERNMENT
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	$11,186,272	$7,566,490

For the six months ended September 30, 2022, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

	Futures contracts	Forward contracts	Swap Agreements	Purchased Swaptions	Written Options	Written Swaptions

Enhanced Income	1,168	$3,335,950	$726,160,000	$—	—	$—

Government Income	464	—	30,662,857	44,848,571	475,000	80,978,571

Inflation Protected Securities	412	—	163,421,429	39,917,143	470,000	71,874,286

Short Duration Bond	7,694	216,271,169	1,461,631,446	458,286,598	2,205,000	545,580,996

Short Duration Government	3,254	—	348,738,571	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months period ended September 30, 2022.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2022, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Enhanced Income	0.25%	0.23%	0.22%	0.22%	0.22%	0.25%	0.25%

Government Income	0.53	0.48	0.45	0.44	0.44	0.53	0.47+

Inflation Protected Securities	0.26	0.23	0.22	0.22	0.21	0.26	0.26

Short Duration Bond	0.40	0.36	0.34	0.33	0.32	0.38	0.37

Short Duration Government	0.44	0.40	0.38	0.37	0.36	0.44	0.44

Short-Term Conservative Income	0.25	0.25	0.25	0.25	0.25	0.25	0.19*

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
+

Effective July 29, 2022, the Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.46% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2023.

*

The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2023.

The Funds invest in Institutional Shares of the Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) and Goldman Sachs Financial Square Money Market Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest. For the six months ended September 30, 2022, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Enhanced Income	$9,166

Government Income	18,247

Inflation Protected Securities	4,520

Short Duration Bond	75,104

Short Duration Government	6,615

Short-Term Conservative Income	181,997

B.   Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

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Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
Fund	Class A*	Class C	Service	Class R*

Enhanced Income	0.15%	—%	0.25%	—%

Government Income	0.25	0.75	0.25	0.50

Inflation Protected Securities	0.25	0.75	—	0.50

Short Duration Bond	0.25	0.75	—	0.50

Short Duration Government	0.25	0.75	0.25	—

Short-Term Conservative Income	0.15	—	—	—

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Goldman Sachs has agreed to waive a portion of the distribution (12b-1) and service fees applicable to the Short Duration Government Fund’s and Short Duration Bond Fund’s Class C Shares in an amount equal to 0.35% of the average daily net assets. These arrangements will remain in place through at least July 29, 2023, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees. These fee waivers may be modified or terminated by Goldman Sachs at its discretion and without shareholder approval after such date, although Goldman Sachs does not presently intend to do so.

C.   Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2022, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund	Class A

Government Income	$916

Inflation Protected Securities	1,361

Short Duration Bond	373

Short Duration Government	43

132

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans to allow Administration, Preferred, Class C and Service Shares, as applicable, to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Administration, Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25%, 0.10%, 0.25% and 0.25 % of the average daily net assets attributable to Administration, Preferred, Class C and Service Shares of the Funds, as applicable.

Goldman Sachs implemented a voluntary temporary fee waiver equal to 0.25% and 0.10% of the Shareholder Administration Fees on the Administration and Preferred Shares of the Short-Term Conservative Income Fund, respectively. Such voluntary waiver may be discontinued or modified at any time without notice.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Administrative, Preferred, Institutional and Service Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.02% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Government Income Fund and Short Duration Bond Fund through at least July 29, 2023, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Enhanced Income, Government Income, Inflation Protected Securities, Short Duration Bond, Short Duration Government and Short-Term Conservative Income Funds are 0.064%, 0.004%, 0.044%, 0.014%, 0.004% and 0.004%, respectively. These Other Expense limitations will remain in place through at least July 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Class C Distributions and Service Fees	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Income	$9,166	$—	$—	$17,715	$26,881

Government Income	76,653	—	13,876	273,216	363,745

Inflation Protected Securities	4,520	—	—	119,359	123,878

Short Duration Bond	75,104	4,861	9,469	298,393	387,827

Short Duration Government	6,615	14,465	—	262,838	283,918

Short-Term Conservative Income	952,806	—	—	273,278	1,226,084

                133

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Line of Credit Facility — As of September 30, 2022, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2022, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2022, Goldman Sachs earned $12,541, $9,871, $12,614, $96,125 and $36,725 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Income, Government Income, Inflation Protected Securities, Short Duration Bond and Short Duration Government Funds, respectively.

As of September 30, 2022, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Administration	Preferred	Class R

Short Duration Bond	—%	—%	7%

Short-Term Conservative Income	100	100	—

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended September 30, 2022:

Fund	Underlying Fund	Beginning Value as of March 31, 2022	Purchases at Cost	Proceeds from Sales	Change In Unrealized Gain (Loss)	Ending Value as of September 30, 2022	Shares as of September 30, 2022	Dividend Income

Enhanced Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	$5,719,522	$273,639,197	$(279,358,719)	$—	$—	—	$56,036

	Goldman Sachs Financial Square Money Market Fund - Institutional Shares	9,108	68	—	—	9,176	9,171	—

Government Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	34,371,369	82,173,246	(116,544,615)	—	—	—	77,834

Inflation Protected Securities	Goldman Sachs Financial Square Government Fund — Institutional Shares	7,363,626	73,067,224	(80,430,850)	—	—	—	25,195

Short Duration Bond	Goldman Sachs Access High Yield Corporate Bond ETF	35,650,250	—	—	(5,077,407)	30,572,843	754,343	915,697

	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	13,924,361	—	(13,547,605)	783,638	—	—	113,326

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning Value as of March 31, 2022	Purchases at Cost	Proceeds from Sales	Change In Unrealized Gain (Loss)	Ending Value as of September 30, 2022	Shares as of September 30, 2022	Dividend Income

	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$400,711,647	$(400,711,647)	$—	$—	—	$124,900

Short Duration Government	Goldman Sachs Financial Square Government Fund — Institutional Shares	903,651	164,083,392	(162,449,461)	—	2,537,582	2,537,582	73,510

Short-Term Conservative Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	371,037,252	1,805,656,734	(1,948,806,420)	—	227,887,566	227,887,566	1,477,506

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2022, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Enhanced Income	$1,047,000	$139,460,585	$28,751,836	$118,058,509

Government Income	1,232,691,477	1,816,081	1,252,606,975	759,043

Inflation Protected Securities	111,107,192	—	131,796,381	—

Short Duration Bond	1,131,146,300	267,234,534	1,373,219,995	730,553,038

Short Duration Government	1,857,272,941	—	1,963,987,308	—

Short-Term Conservative Income	3,933,831	497,297,342	231,393,935	969,619,112

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2022, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Enhanced Income	Government Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income

Capital loss carryforwards:

Perpetual Short-Term	$(4,334,440)	$(3,089,007)	$—	$—	$(13,826,642)	$(4,731,830)

Perpetual Long-Term	(3,881,721)	(4,680,660)	—	—	(25,728,455)	—

Total capital loss carryforwards	(8,216,161)	(7,769,667)	—	—	(39,555,097)	(4,731,830)

Timing differences (Income Distributions Payable, Qualified Late Year Loss Deferral/Post October Loss Deferral and Straddle Loss Deferrals)	$(38,258)	$(3,145,081)	$(14,054,243)	$(24,345,077)	$(6,861,293)	$(2,677,120)

As of September 30, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Income	Government Income	Inflation Protected Securities	Short Duration Bond	Short Duration Government	Short-Term Conservative Income

Tax Cost	$917,083,242	$308,852,910	$504,416,910	$1,772,997,128	$722,001,075	$2,716,592,941

Gross unrealized gain	108,519	9,807,769	68,186	80,866,798	21,822,889	944,021

Gross unrealized loss	(46,272,344)	(39,149,979)	(65,751,316)	(217,430,836)	(71,183,470)	(16,554,910)

Net unrealized loss	$(46,163,825)	$(29,342,210)	$(65,683,130)	$(136,564,038)	$(49,360,581)	$(15,610,889)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts and net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of market discount accretion and premium amortization and swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (together, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks refer to the risks of loss resulting from insufficient documentation, or legality or enforceability of a contract. Losses from

136

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

8. OTHER RISKS (continued)

derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

                137

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

8. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

138

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

                139

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

	Enhanced Income Fund

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Fiscal Year Ended March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	226,171	$2,106,422	1,483,556	$14,151,301
Proceeds received in connection with merger	—	—	624,924	5,918,027
Reinvestment of distributions	17,008	157,501	11,280	106,898
Shares redeemed	(1,074,500)	(9,996,626)	(1,001,614)	(9,509,483)

	(831,321)	(7,732,703)	1,118,146	10,666,743

Administration Shares
Shares sold	81	762	85,315	822,332
Reinvestment of distributions	4,157	38,523	4,122	39,270
Shares redeemed	—	—	(1,269,384)	(12,147,731)

	4,238	39,285	(1,179,947)	(11,286,129)

Institutional Shares
Shares sold	7,705,387	71,781,447	64,362,803	612,948,009
Proceeds received in connection with merger	—	—	2,860,521	27,031,927
Reinvestment of distributions	351,048	3,247,557	321,556	3,049,579
Shares redeemed	(22,893,329)	(211,678,728)	(55,299,501)	(525,572,035)

	(14,836,894)	(136,649,724)	12,245,379	117,457,480

Service Shares
Shares sold	1	9	1,054	10,000
Proceeds received in connection with merger	—	—	2,037	19,254
Reinvestment of distributions	20	182	3	32
Shares redeemed	(103)	(950)	(90)	(850)

	(82)	(759)	3,004	28,436

Investor Shares
Shares sold	136,845	1,262,717	546,634	5,198,895
Proceeds received in connection with merger	—	—	149,893	1,414,989
Reinvestment of distributions	9,154	84,571	7,516	71,155
Shares redeemed	(456,970)	(4,234,738)	(385,057)	(3,652,846)

	(310,971)	(2,887,450)	318,986	3,032,193

Class R6 Shares
Shares sold	56,218	520,011	523,448	4,992,592
Proceeds received in connection with merger	—	—	20,671	195,337
Reinvestment of distributions	11,301	104,517	19,469	185,041
Shares redeemed	(496,220)	(4,613,233)	(2,849,478)	(27,120,949)

	(428,701)	(3,988,705)	(2,285,890)	(21,747,979)

Class P Shares
Shares sold	26,697,326	247,079,650	43,178,208	410,667,069
Proceeds received in connection with merger	—	—	18,103,985	171,082,654
Reinvestment of distributions	578,644	5,349,034	336,163	3,182,990
Shares redeemed	(26,693,875)	(247,337,124)	(29,024,508)	(275,652,042)

	582,095	5,091,560	32,593,848	309,280,671

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Government Income Fund

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Fiscal Year Ended March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	180,567	$2,456,722	677,103	$10,174,581
Reinvestment of distributions	23,175	309,954	86,377	1,292,450
Shares redeemed	(452,866)	(6,135,227)	(1,660,742)	(24,974,061)

	(249,124)	(3,368,551)	(897,262)	(13,507,030)

Class C Shares
Shares sold	2,841	38,368	16,671	250,665
Reinvestment of distributions	228	3,035	1,928	28,782
Shares redeemed	(32,438)	(440,221)	(69,686)	(1,044,367)

	(29,369)	(398,818)	(51,087)	(764,920)

Institutional Shares
Shares sold	454,627	6,130,199	2,295,430	34,459,450
Reinvestment of distributions	41,171	552,131	174,939	2,617,205
Shares redeemed	(3,684,113)	(49,215,730)	(4,393,129)	(66,253,852)

	(3,188,315)	(42,533,400)	(1,922,760)	(29,177,197)

Service Shares
Shares sold	65,523	883,628	326,078	4,843,635
Reinvestment of distributions	9,405	125,303	41,283	615,973
Shares redeemed	(313,458)	(4,267,614)	(605,473)	(9,040,553)

	(238,530)	(3,258,683)	(238,112)	(3,580,945)

Investor Shares
Shares sold	1,248,378	16,777,768	5,741,738	86,813,454
Reinvestment of distributions	42,182	563,908	102,890	1,530,038
Shares redeemed	(937,364)	(12,539,898)	(1,118,207)	(16,537,558)

	353,196	4,801,778	4,726,421	71,805,934

Class R6 Shares
Shares sold	78,086	1,055,062	183,709	2,740,414
Reinvestment of distributions	3,999	53,468	13,668	204,328
Shares redeemed	(134,603)	(1,831,842)	(240,339)	(3,599,180)

	(52,518)	(723,312)	(42,962)	(654,438)

Class R Shares
Shares sold	150,966	2,060,861	159,981	2,405,846
Reinvestment of distributions	4,250	56,708	18,041	269,600
Shares redeemed	(117,540)	(1,584,810)	(341,284)	(5,036,309)

	37,676	532,759	(163,262)	(2,360,863)

Class P Shares
Shares sold	4,888	66,426	11,473	172,858
Reinvestment of distributions	5,219	69,697	19,530	292,298
Shares redeemed	(11,451)	(154,729)	(291,908)	(4,419,944)

	(1,344)	(18,606)	(260,905)	(3,954,788)

NET INCREASE (DECREASE)	(3,368,328)	$(44,966,833)	1,150,071	$17,805,753

                141

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Inflation Protected Securities Fund

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Fiscal Year Ended March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	845,987	$8,847,166	2,273,081	$26,277,970

Reinvestment of distributions	234,676	2,305,076	205,993	2,370,365

Shares redeemed	(947,269)	(9,941,118)	(3,019,749)	(34,988,715)

	133,394	1,211,124	(540,675)	(6,340,380)

Class C Shares

Shares sold	27,923	293,800	221,295	2,507,918

Reinvestment of distributions	21,438	205,489	15,277	171,757

Shares redeemed	(28,874)	(290,659)	(52,746)	(594,980)

	20,487	208,630	183,826	2,084,695

Institutional Shares

Shares sold	2,969,978	31,817,410	8,822,352	103,483,823

Reinvestment of distributions	575,535	5,746,378	597,904	6,976,663

Shares redeemed	(5,123,927)	(54,172,830)	(11,195,548)	(129,844,843)

	(1,578,414)	(16,609,042)	(1,775,292)	(19,384,357)

Investor Shares

Shares sold	1,363,191	14,727,213	3,997,247	46,546,592

Reinvestment of distributions	354,769	3,518,641	378,577	4,387,325

Shares redeemed	(2,434,167)	(25,840,309)	(4,008,979)	(46,656,554)

	(716,207)	(7,594,455)	366,845	4,277,363

Class R6 Shares

Shares sold	4,288,869	46,576,077	9,173,841	107,663,766

Reinvestment of distributions	812,689	8,088,552	635,749	7,410,574

Shares redeemed	(2,630,315)	(28,072,015)	(5,867,759)	(68,085,778)

	2,471,243	26,592,614	3,941,831	46,988,562

Class R Shares

Shares sold	364,537	3,754,083	645,610	7,421,646

Reinvestment of distributions	90,541	882,713	84,600	968,609

Shares redeemed	(321,328)	(3,365,632)	(569,838)	(6,541,062)

	133,750	1,271,164	160,372	1,849,193

Class P Shares

Shares sold	141,527	1,478,767	916,826	10,680,321

Reinvestment of distributions	169,800	1,691,854	251,332	2,935,460

Shares redeemed	(306,057)	(3,218,129)	(2,386,202)	(27,204,758)

	5,270	(47,508)	(1,218,044)	(13,588,977)

NET INCREASE	469,523	$5,032,527	1,118,863	$15,886,099

142

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Bond Fund

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Fiscal Year Ended March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	951,765	$9,018,697	2,561,509	$25,911,758

Reinvestment of distributions	61,106	578,882	82,270	829,620

Shares redeemed	(1,644,954)	(15,684,633)	(4,111,369)	(41,345,857)

	(632,083)	(6,087,054)	(1,467,590)	(14,604,479)

Class C Shares

Shares sold	36,227	346,265	150,207	1,520,733

Reinvestment of distributions	2,306	21,833	1,828	18,385

Shares redeemed	(57,242)	(543,141)	(106,139)	(1,065,648)

	(18,709)	(175,043)	45,896	473,470

Institutional Shares

Shares sold	9,122,228	86,658,839	28,335,258	286,799,233

Reinvestment of distributions	206,819	1,961,175	290,741	2,937,631

Shares redeemed	(4,190,950)	(39,867,532)	(38,089,483)	(384,670,560)

	5,138,097	48,752,482	(9,463,484)	(94,933,696)

Investor Shares

Shares sold	3,141,700	29,868,144	2,745,582	27,876,170

Reinvestment of distributions	39,626	375,001	40,617	410,157

Shares redeemed	(882,179)	(8,380,268)	(2,856,581)	(28,731,125)

	2,299,147	21,862,877	(70,382)	(444,798)

Class R6 Shares

Shares sold	5,823,934	55,733,106	5,481,563	55,335,761

Reinvestment of distributions	117,621	1,112,893	31,763	316,488

Shares redeemed	(241,434)	(2,309,733)	(456,091)	(4,603,821)

	5,700,121	54,536,266	5,057,235	51,048,428

Class R Shares

Shares sold	48	456	70,600	721,816

Reinvestment of distributions	145	1,373	193	1,952

Shares redeemed	—	(2)	(72,328)	(734,517)

	193	1,827	(1,535)	(10,749)

Class P Shares

Shares sold	16,113,845	153,574,574	118,990,591	1,204,898,081

Reinvestment of distributions	2,078,846	19,747,041	2,969,839	29,958,001

Shares redeemed	(107,767,371)	(1,025,002,520)	(106,043,868)	(1,069,432,205)

	(89,574,680)	(851,680,905)	15,916,562	165,423,877

NET INCREASE (DECREASE)	(77,087,914)	$(732,789,550)	10,016,703	$106,952,053

                143

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued) September 30, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Government Fund

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Fiscal Year Ended March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	342,147	$3,198,190	773,035	$7,624,661

Reinvestment of distributions	34,143	319,255	23,040	226,814

Shares redeemed	(1,046,125)	(9,821,010)	(3,903,190)	(38,609,150)

	(669,835)	(6,303,565)	(3,107,115)	(30,757,675)

Class C Shares

Shares sold	98,226	919,375	164,932	1,617,036

Reinvestment of distributions	3,324	30,777	711	6,905

Shares redeemed	(212,537)	(1,979,455)	(599,472)	(5,867,083)

	(110,987)	(1,029,303)	(433,829)	(4,243,142)

Institutional Shares

Shares sold	5,466,723	51,245,035	18,105,170	178,891,797

Reinvestment of distributions	200,371	1,868,252	230,106	2,260,241

Shares redeemed	(11,179,952)	(104,544,036)	(37,410,329)	(368,293,422)

	(5,512,858)	(51,430,749)	(19,075,053)	(187,141,384)

Service Shares

Shares sold	253,586	2,338,340	124,834	1,230,767

Reinvestment of distributions	4,225	39,271	1,375	13,409

Shares redeemed	(88,441)	(828,074)	(288,582)	(2,833,131)

	169,370	1,549,537	(162,373)	(1,588,955)

Investor Shares

Shares sold	1,541,246	14,454,441	641,778	6,321,923

Reinvestment of distributions	23,553	220,175	18,822	185,471

Shares redeemed	(764,771)	(7,158,708)	(1,654,430)	(16,331,017)

	800,028	7,515,908	(993,830)	(9,823,623)

Class R6 Shares

Shares sold	179,783	1,683,757	628,778	6,183,477

Reinvestment of distributions	11,242	104,815	9,699	95,127

Shares redeemed	(186,728)	(1,749,486)	(836,530)	(8,230,523)

	4,297	39,086	(198,053)	(1,951,919)

Class P Shares

Shares sold	1,798,610	16,900,650	6,250,053	61,589,287

Reinvestment of distributions	173,368	1,616,274	194,714	1,910,078

Shares redeemed	(7,450,841)	(70,096,508)	(14,393,703)	(141,836,547)

	(5,478,863)	(51,579,584)	(7,948,936)	(78,337,182)

NET DECREASE	(10,798,848)	$(101,238,670)	(31,919,189)	$(313,843,880)

144

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Conservative Income Fund

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Fiscal Year Ended March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	878,196	$8,767,752	2,610,643	$26,272,268

Reinvestment of distributions	25,905	258,492	4,913	49,407

Shares redeemed	(2,020,066)	(20,168,886)	(9,782,264)	(98,388,355)

	(1,115,965)	(11,142,642)	(7,166,708)	(72,066,680)

Administration Shares

Reinvestment of distributions	20	205	8	78

	20	205	8	78

Institutional Shares

Shares sold	34,062,338	340,125,983	494,073,299	4,973,424,557

Reinvestment of distributions	925,520	9,244,172	667,926	6,719,178

Shares redeemed	(99,510,424)	(994,957,411)	(557,417,824)	(5,609,698,428)

	(64,522,566)	(645,587,256)	(62,676,599)	(629,554,693)

Investor Shares

Shares sold	10,852,420	108,424,158	12,174,006	122,389,338

Reinvestment of distributions	92,025	918,851	17,979	180,621

Shares redeemed	(6,442,726)	(64,349,843)	(10,322,391)	(103,849,046)

	4,501,719	44,993,166	1,869,594	18,720,913

Class R6 Shares

Shares sold	281	2,820	7,449,089	75,012,329

Reinvestment of distributions	76,338	762,531	61,873	622,636

Shares redeemed	(10,233,545)	(102,354,123)	(20,617,675)	(207,734,566)

	(10,156,926)	(101,588,772)	(13,106,713)	(132,099,601)

Class P Shares

Shares sold	41,574,998	415,049,643	191,223,233	1,922,394,986

Reinvestment of distributions	1,012,866	10,106,096	671,291	6,747,097

Shares redeemed	(101,633,742)	(1,014,994,637)	(331,874,420)	(3,336,589,104)

	(59,045,878)	(589,838,898)	(139,979,896)	(1,407,447,021)

Preferred Shares

Reinvestment of distributions	21	204	8	78

	21	204	8	78

NET DECREASE	(130,339,575)	$(1,303,163,993)	(221,060,306)	$(2,222,446,926)

                145

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2022 (Unaudited)

As a shareholder of Class A, Class C, Administration, Preferred, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares for certain Funds), contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, and Class R and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Administration, Preferred, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 01, 2022 through September 30, 2022, which represents a period of 183 days of a 365-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Income Fund				Government Income Fund				Inflation Protected Securities Fund
Share Class	Beginning Account Value 4/1/22	Ending Account Value 9/30/22		Expenses Paid for the 6 months ended 9/30/22*	Beginning Account Value 4/1/22	Ending Account Value 9/30/22		Expenses Paid for the 6 months ended 9/30/22*	Beginning Account Value 4/1/22	Ending Account Value 9/30/22		Expenses Paid for the 6 months ended 9/30/22*
Class A
Actual	$1,000.00	$986.50		$2.89	$1,000.00	$910.80		$3.96	$1,000.00	$889.10		$3.18
Hypothetical 5% return	1,000.00	1,022.20	+	2.94	1,000.00	1,020.90	+	4.19	1,000.00	1,021.70	+	3.41
Class C
Actual	—	—		—	1,000.00	907.30		7.54	1,000.00	884.90		6.72
Hypothetical 5% return	—	—	+	—	1,000.00	1,017.20	+	7.98	1,000.00	1,017.90	+	7.19
Administration
Actual	1,000.00	987.50		3.05	—	—		—	—	—		—
Hypothetical 5% return	1,000.00	1,022.10	+	3.05	—	—	+	—	—	—	+	—
Institutional
Actual	1,000.00	987.60		1.75	1,000.00	912.00		2.48	1,000.00	890.40		1.62
Hypothetical 5% return	1,000.00	1,023.30	+	1.78	1,000.00	1,022.50	+	2.63	1,000.00	1,023.40	+	1.74
Service
Actual	1,000.00	985.10		4.26	1,000.00	909.60		4.87	—	—		—
Hypothetical 5% return	1,000.00	1,025.10	+	4.34	1,000.00	1,025.10	+	5.15	—	—	+	—
Investor
Actual	1,000.00	987.20		2.15	1,000.00	911.90		2.76	1,000.00	890.10		2.00
Hypothetical 5% return	1,000.00	1,022.90	+	2.19	1,000.00	1,022.20	+	2.92	1,000.00	1,023.00	+	2.14
Class R6
Actual	1,000.00	987.70		1.70	1,000.00	912.10		2.43	1,000.00	890.50		1.57
Hypothetical 5% return	1,000.00	1,023.40	+	1.73	1,000.00	1,022.50	+	2.57	1,000.00	1,023.40	+	1.69
Class R
Actual	—	—		—	1,000.00	908.80		5.16	1,000.00	887.40		4.36
Hypothetical 5% return	—	—	+	—	1,000.00	1,019.70	+	5.45	1,000.00	1,020.40	+	4.67
Class P
Actual	1,000.00	987.70		1.71	1,000.00	912.10		2.43	1,000.00	890.60		1.57
Hypothetical 5% return	1,000.00	1,023.40	+	1.74	1,000.00	1,022.50	+	2.57	1,000.00	1,023.40	+	1.69

*

Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Administration	Institutional	Service	Investor	Class R6	Class R	Class P

Enhanced Income	0.58%	—%	0.60%	0.35%	0.86%	0.43%	0.34%	—%	0.34%
Government Income	0.83	1.58	—	0.52	1.02	0.58	0.51	1.08	0.51
Inflation Protected Securities	0.67	1.42	—	0.34	—	0.42	0.33	0.92	0.33

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expenses ratios and an assumed rate of return of 5% per year before expenses.

146

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2022 (Unaudited) (continued)

	Short Duration Bond Fund				Short Duration Government Fund				Short-Term Conservative Income Fund
Share Class	Beginning Account Value 4/1/22	Ending Account Value 9/30/22		Expenses Paid for the 6 months ended 9/30/22*	Beginning Account Value 4/1/22	Ending Account Value 9/30/22		Expenses Paid for the 6 months ended 9/30/22*	Beginning Account Value 4/1/22	Ending Account Value 9/30/22		Expenses Paid for the 6 months ended 9/30/22*
Class A
Actual	$1,000.00	$960.10		$3.61	$1,000.00	$964.10		$4.00	$1,000.00	$1,002.30		$2.32
Hypothetical 5% return	1,000.00	1,021.40	+	3.72	1,000.00	1,021.00	+	4.11	1,000.00	1,022.80		2.34
Class C
Actual	1,000.00	958.20		5.57	1,000.00	962.90		5.96	—	—		—
Hypothetical 5% return	1,000.00	1,019.40	+	5.74	1,000.00	1,019.00	+	6.13	—	—	+	—
Administration
Actual	—	—		—	—	—		—	1,000.00	1,004.60		1.05
Hypothetical 5% return	—	—	+	—	—	—	+	—	1,000.00	1,024.00	+	1.05
Preferred
Actual	—	—		—	—	—		—	1,000.00	1,003.60		1.00
Hypothetical 5% return	—	—	+	—	—	—	+	—	1,000.00	1,025.10	+	1.01
Institutional
Actual	1,000.00	961.70		2.08	1,000.00	966.50		2.37	1,000.00	1,004.50		1.17
Hypothetical 5% return	1,000.00	1,022.90	+	2.15	1,000.00	1,022.70	+	2.44	1,000.00	1,023.90	+	1.18
Service
Actual	—	—		—	1,000.00	964.10		4.83	—	—		—
Hypothetical 5% return	—	—	+	—	1,000.00	1,025.10	+	4.97	—	—	+	—
Investor
Actual	1,000.00	961.40		2.38	1,000.00	965.40		2.77	1,000.00	1,004.10		1.57
Hypothetical 5% return	1,000.00	1,022.60	+	2.45	1,000.00	1,022.30	+	2.85	1,000.00	1,023.50	+	1.58
Class R6
Actual	1,000.00	961.70		2.04	1,000.00	965.60		2.32	1,000.00	1,004.60		1.12
Hypothetical 5% return	1,000.00	1,023.00	+	2.10	1,000.00	1,022.70	+	2.39	1,000.00	1,024.00	+	1.13
Class R
Actual	1,000.00	959.00		4.82	—	—		—	—	—		—
Hypothetical 5% return	1,000.00	1,020.10	+	4.97	—	—	+	—	—	—	+	—
Class P
Actual	1,000.00	961.80		2.04	1,000.00	966.60		2.33	1,000.00	1,004.50		1.12
Hypothetical 5% return	1,000.00	1,023.00	+	2.11	1,000.00	1,022.70	+	2.40	1,000.00	1,024.00	+	1.13

*

Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Administration	Preferred	Institutional	Service	Investor	Class R6	Class R	Class P

Short Duration Bond	0.73%	1.13%	—%	—%	0.42%	—%	0.48%	0.41%	0.98%	0.42%
Short Duration Government	0.81	1.21	—	—	0.48	0.98	0.56	0.47	—	0.47
Short-Term Conservative Income	0.46	—	0.21	0.20	0.23	—	0.31	0.22	—	0.22

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expenses ratios and an assumed rate of return of 5% per year before expenses.

147

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Enhanced Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Bond Fund, and Goldman Sachs Short-Term Conservative Income Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Enhanced Income Fund, Short Duration Government Fund, and Short Duration Bond Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

148

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares;the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, administration and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers usingrankings and ratings compiled by the Outside Data Provider as of December 31, 2021, and updated performance information prepared by the Investment Adviser using the peer groups identified by the Outside Data Provider as of March 31, 2022. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The

                149

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Enhanced Income Fund, Short Duration Government Fund, and Short Duration Bond Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Enhanced Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three, five, and ten-year periods and in the fourth quartile for the one-year period, and had outperformed the Fund’s benchmark index for the three, five, and ten-year periods and underperformed for the one-year period ended March 31, 2022. They also considered that the Enhanced Income Fund had experienced certain principal investment strategy changes and a benchmark change in 2021. The Trustees noted that the Government Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one, three, five, and ten-year periods, and had underperformed the Fund’s benchmark index for the one, three, five, and ten-year periods ended March 31, 2022. They also observed that the Government Income Fund had experienced certain portfolio management changes in 2021 and early 2022. The Trustees considered that the Inflation Protected Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one, three, five, and ten-year periods, and had underperformed the Fund’s benchmark index for the one, three, five, and ten-year periods ended March 31, 2022. They also noted that the Inflation Protected Securities Fund had experienced certain portfolio management changes in early 2022. The Trustees observed that the Short Duration Government Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the ten-year period, in the third quartile for the three, and five-year periods, and in the fourth quartile for the one-year period, and had underperformed the Fund’s benchmark index for the one, three, five, and ten-year periods ended March 31, 2022. They considered that the Short Duration Bond Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three, five, and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the three, five, and ten-year periods and underperformed for the one-year period ended March 31, 2022. The Trustees noted that the Short Duration Bond Fund had experienced changes to its name, principal investment strategy, and benchmark index in 2021. They observed that the Short-Term Conservative Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one, three, and five-year periods, and had outperformed the Fund’s benchmark index for the three and five-year periods and underperformed for the one-year period ended March 31, 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints (with the exception of the Short-Term Conservative Income Fund, which does not have breakpoints) to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Government Income Fund that would have the effect of decreasing expenses of Class A, Class C, Investor, and Class R Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

150

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds (other than the Short-Term Conservative Income Fund) at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Enhanced Income Fund	Government Income Fund	Inflation Protected Securities Fund	Short Duration Bond Fund	Short Duration Government Fund

First $1 billion	0.25%	0.53%	0.26%	0.40%	0.44%

Next $1 billion	0.23	0.48	0.23	0.36	0.40

Next $3 billion	0.22	0.45	0.22	0.34	0.38

Next $3 billion	0.22	0.44	0.22	0.33	0.37

Over $8 billion	0.22	0.44	0.21	0.32	0.36

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the Government Income Fund) and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the distribution and service fees paid by the Short Duration Government Fund’s and the Short Duration Bond Fund’s Class C shares and a portion of the transfer agency fees paid by the Government Income Fund’s and Short Duration Bond Fund’s Class A, Class C, Investor and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Short Duration Bond Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

The Trustees noted that the Short-Term Conservative Income Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Fund that exceed a specified level.

                151

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Other Benefits to the Investment Advisers and Their Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each Fund until June 30, 2023.

152

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.19 trillion in assets under supervision as of September 30, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[4]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[5]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎ Global Managed Beta Fund

∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES	OFFICERS
Jessica Palmer, Chair	James A. McNamara, President
Dwight L. Bush	Joseph F. DiMaria, Principal Financial Officer, Principal
Kathryn A. Cassidy	Accounting Officer and Treasurer
John G. Chou	Caroline L. Kraus, Secretary
Diana M. Daniels
Joaquin Delgado
Eileen H. Dowling
James A. McNamara
Gregory G. Weaver
Paul C. Wirth

GOLDMAN SACHS & CO. LLC	GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Distributor and Transfer Agent	Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

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The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

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Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2022 Goldman Sachs. All rights reserved. 297976-OTU-11/2022 SDFISAR-22

Goldman Sachs Funds Semi-Annual Report September 30, 2022 Single Sector Fixed Income Funds Emerging Markets Debt High Yield High Yield Floating Rate Investment Grade Credit Local Emerging Markets Debt U.S. Mortgages

Goldman Sachs Single Sector Fixed Income Funds

∎	EMERGING MARKETS DEBT

∎	HIGH YIELD

∎	HIGH YIELD FLOATING RATE

∎	INVESTMENT GRADE CREDIT

∎	LOCAL EMERGING MARKETS DEBT

∎	U.S. MORTGAGES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

The following are highlights both of key factors affecting the fixed income market and of any changes made to the Goldman Sachs Single Sector Fixed Income Funds (the “Funds”) during the six months ended September 30, 2022 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmark during the Reporting Period. A fuller review of the market and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended March 31, 2023.

Market and Economic Review

∎

During the Reporting Period, the performance of the global fixed income markets was broadly influenced by central bank monetary policy, rising interest rates, inflationary trends, slowing economic growth and geopolitical pressures.

∎	The broad global investment grade bond market, as represented by the Bloomberg Global Aggregate Index (Gross, USD, hedged),[i] returned -7.49%.

∎	The Bloomberg U.S. Aggregate Bond Index,ii representing the broad U.S. fixed income market, returned -9.22%.

∎

Global economic activity moderated during the Reporting Period, as central banks grew increasingly hawkish and financial conditions tightened. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

∎

Inflationary pressures were persistent, with food and energy prices reaching a four-decade high during September 2022 amid continued supply and demand imbalances driven by geopolitical turmoil, including the Russia/Ukraine war, and COVID-19 flareups in China.

∎	Higher inflation led to weaker consumer purchasing power and less favorable consumer sentiment, which, in turn, weighed on consumption. However, job creation remained strong, especially in the U.S.

∎	Many central banks around the world tightened monetary policy during the Reporting Period in an effort to tame inflation.

∎

The People’s Bank of China was a notable exception as policymakers engaged in measured and selective easing to address economic growth headwinds from a property market downturn and ongoing COVID-19 restrictions in the country.

∎

In the U.S., the Federal Reserve (the “Fed”), which had initially raised the targeted federal funds (“fed funds”) rate by 25 basis points in March 2022, continued on its rate hiking path. (A basis point is 1/100th of a percentage point.)

∎	In May 2022, policymakers lifted the targeted fed funds rate by 50 basis points to a range between 0.75% and 1.00%.

∎	On June 1st, the Fed began to reduce the size of its balance sheet.

∎

In mid-June, policymakers raised the targeted fed funds rate by 75 basis points to a range between 1.50% to 1.75%—the largest single rate increase since 1994—and signaled they would continue tightening monetary policy at an aggressive pace.

∎	During July, the Fed hiked the targeted fed funds rate another 75 basis points, though comments by Fed Chair Jerome Powell suggested a potential deceleration in the pace of future rate hikes.

∎

At the Fed’s Jackson Hole symposium in August, Powell dispelled near-term prospects of a policy pivot, stressing that Fed officials remained committed to “restoring price stability” and acknowledging this might require “a restrictive policy stance for some time.”

∎

During September, the Fed raised the targeted fed funds rate an additional 75 basis points—to a range of 3.00% to 3.25%, with many market participants anticipating further rate hikes in the months ahead.

∎

The Reporting Period closed on a volatile note as markets responded to the hawkish Fed monetary policy outlook, heightened geopolitical uncertainty, energy disruptions in Europe and proposed budget from the U.K. government that sought to support economic growth through personal and corporate tax cuts and supply-side reforms. (Supply-side economics is a theory that maintains that increasing the supply of goods and services is the engine for economic growth.) (After the end of the Reporting Period, the proposed U.K. budget was withdrawn as concerns about U.K. fiscal policy and its inflationary implications drove a sharp rise in U.K. government bond yields and further tightening of global financial conditions.)

∎

For the Reporting Period overall, U.S. Treasury yields rose significantly across the yield curve, or spectrum of maturities, though shorter-term U.S. Treasury yields rose more dramatically than intermediate- and longer-term U.S. Treasury yields.

[i]

The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from 28 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

ii

The Bloomberg U.S. Aggregate Bond Index is a broad-based fixed income index that includes bonds of investment grade quality or better, including corporate bonds, U.S. Treasury securities, mortgage-backed securities, asset backed securities and municipal bonds.

                1

∎

During the Reporting Period as a whole, spread, or non-government bond, sectors generated negative absolute returns. External and local emerging markets debt were among the worst performers, followed by U.S. investment grade corporate bonds, Treasury inflation protected securities, U.S. high yield corporate bonds and U.S. mortgage-backed securities—with each sector underperforming U.S. Treasuries during the Reporting Period. High yield loans, asset-backed securities and commercial mortgage-backed securities also recorded negative returns, though to a lesser extent and outperformed U.S. Treasuries during the Reporting Period.

Fund Changes and Highlights

Goldman Sachs High Yield Floating Rate Fund

∎	The Fund underperformed its benchmark, the Credit Suisse Leveraged Loan Index (the “Index”), during the Reporting Period.

∎

Overall, the Fund’s tactical exposure to high yield corporate bonds and its modestly long market beta positioning (that is, the Fund’s broad overweight compared to the Index in riskier securities) detracted from its relative performance, as fears about a potential recession fueled risk-off investor sentiment, or decreased risk appetite.

∎	These negative results were partially offset by the Fund’s underweight in CCC-rated high yield loans and its cash position, which contributed positively to relative returns.

∎

Individual issue selection hurt the Fund’s relative performance during the Reporting Period, with the largest detractors being its overweights in Loyalty Ventures, a provider of technology-enabled, data-driven consumer loyalty solutions; Shutterfly, a manufacturer and digital retailer of personalized products and services; and SI Group, which focuses on performance additives, process solutions, active pharmaceutical ingredients and chemical intermediates.

∎

On the positive side, the Fund was helped by its avoidance of Quest Software, which provides cloud management, software as a service, security, workforce mobility, and backup and recovery; Serta Simmons, a developer and manufacturing of mattresses; and Avaya, a provider of cloud communications and workstream collaboration services.

∎	The Fund benefited from its sector positioning overall, specifically its underweight positions versus the Index in non-cellular telecommunications and health care and its overweight position in autos.

∎	Conversely, the Fund’s overweight position in building materials and its underweight positions in electric utilities and in gaming and lodging hindered relative results.

Goldman Sachs U.S. Mortgages Fund

∎

The Fund increased its holdings of agency mortgage-backed securities, as spreads widened during the Reporting Period. (Spreads are yield differentials versus equivalent-duration U.S. Treasury securities.)

∎

In our view, agency mortgage-backed securities were likely to benefit from historically wide spreads, their attractive carry, and expected favorable supply and demand dynamics. (Carry refers to the expected return from holding an asset, assuming nothing changes, over a period of time.)

2

FUND BASICS

    Emerging Markets Debt Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	J.P. Morgan EMBISM Global Diversified Index Gross, USD, Unhedged[3]	30-Day Standardized Subsidized Yield[2]

Class A	-17.81%	6.40%	-15.48%	6.55%

Class C	-18.14	5.91	-15.48	6.06

Institutional	-17.67	7.06	-15.48	7.17

Investor	-17.68	6.97	-15.48	7.12

Class R6	-17.66	7.08	-15.48	7.19

Class P	-17.68	7.08	-15.48	7.19

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) is an unmanaged index of debt instruments of 50 emerging countries. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                3

FUND BASICS

TOP TEN COUNTRY ALLOCATIONS ±

	Percentage of Net Assets

	as of 9/30/22	as of 3/31/22

Mexico	7.2%	6.6%

Oman	3.8	3.1

South Africa	3.7	2.2

Indonesia	3.7	3.2

Colombia	3.7	2.7

Dominican Republic	3.4	3.1

Turkey	3.5	4.0

Bahrain	3.0	2.7

Panama	2.8	2.3

Chile	2.3	1.5

Other	50.4	57.2

±

The percentage shown for each investment category reflects the value of investments in that country as a percentage of net assets. The table does not include investments in other investment companies of 6.7% as of 9/30/22 and 4.4% as of 3/31/22. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

    High Yield Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-11.81%	7.18%	-10.42%	7.30%

Class C	-12.12	6.71	-10.42	6.84

Institutional	-11.81	7.87	-10.42	7.94

Service	-11.91	7.33	-10.42	7.40

Investor	-11.67	7.78	-10.42	7.91

Class R6	-11.78	7.87	-10.42	7.95

Class R	-11.92	7.24	-10.42	7.37

Class P	-11.80	7.88	-10.42	7.95

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, an unmanaged index, covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                5

FUND BASICS

TOP TEN ISSUERS AS OF 9/30/22 ±

Company	% of Net Assets	Line of Business

CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)	0.9%	Media

iShares Broad USD High Yield Corporate Bond ETF (NR/NR)	0.8	Exchange Traded Funds

Occidental Petroleum Corp. (BB+/Ba1)	0.6	Oil Field Services

TransDigm, Inc. (B-/B3)	0.5	Aerospace & Defense

American Builders & Contractors Supply Co., Inc. (B+/B1)	0.5	Distribution & Wholesale

USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)	0.5	Oil Field Services

Transocean, Inc. (CCC/Caa3)	0.5	Oil Field Services

AmeriGas Partners LP/AmeriGas Finance Corp. (NR/B1)	0.5	Gas

RegionalCare Hospital Partners Holdings, Inc. (B/B1)	0.5	Health Care - Services

Beacon Roofing Supply, Inc. (B/B2)	0.5	Retailing

±	The top 10 holdings may not be representative of the Fund’s future investments.

TOP TEN INDUSTRY ALLOCATIONS ±

	Percentage of Net Assets

	as of 9/30/22	as of 3/31/22

Retailing	6.3%	6.2%

Oil Field Services	6.1	6.4

Media	6.1	6.9

Automotive	4.8	5.2

Chemicals	4.6	4.0

Pipelines	4.6	4.5

Commercial Services	4.1	4.0

Diversified Financial Services	3.8	5.1

Telecommunication Services	3.6	4.1

Packaging	3.0	2.8

Other	45.6	46.6

±

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The table does not include investments in exchange-traded funds, other investment companies and securities lending reinvestment vehicle of 8.2% as of 9/30/22 and 4.1% as of 3/31/22. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

    High Yield Floating Rate Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	Credit Suisse Leveraged Loan Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-4.15%	6.24%	-3.22%	6.25%

Class C	-4.51	5.60	-3.22	5.60

Institutional	-4.10	6.74	-3.22	6.75

Investor	-4.02	6.63	-3.22	6.64

Class R6	-3.98	6.52	-3.22	6.53

Class R	-4.38	6.13	-3.22	6.14

Class P	-4.08	6.75	-3.22	6.75

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The Credit Suisse Leveraged Loan Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated leveraged loan market. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                7

FUND BASICS

TOP TEN INDUSTRY ALLOCATIONS ±

	Percentage of Net Assets

	as of 9/30/22	as of 3/31/22

Chemicals	5.7%	5.4%

Commercial Services	5.1	5.4

Automotive - Parts	4.8	3.5

Health Care - Services	4.2	3.7

Building Materials	4.0	3.9

Retailers	3.8	3.5

Telecommunications	3.8	3.9

Technology - Software	3.8	7.6

Media - Non Cable	3.4	3.0

Entertainment	3.4	3.4

Other	53.0	51.7

±

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The table does not include investments in exchange-traded funds, other investment companies and securities lending reinvestment vehicle of 3.1% as of 9/30/22 and 13.5% as of 3/31/22. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

    Investment Grade Credit Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	Bloomberg U.S. Credit Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-12.89%	4.31%	-11.50%	4.39%

Institutional	-12.85	4.83	-11.50	4.91

Separate Account Institutional	-12.73	4.84	-11.50	4.91

Investor	-12.88	4.75	-11.50	4.82

Class R6	-12.84	4.84	-11.50	4.92

Class P	-12.74	4.83	-11.50	4.91

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The Bloomberg U.S. Credit Index is an unmanaged index which is unbundled into pure corporates (industrial, utility, and finance, including both U.S. and non-U.S. corporations) and non-corporates (sovereign, supranational, foreign agencies, and foreign local governments). The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

10

FUND BASICS

TOP TEN INDUSTRY ALLOCATIONS ±

	Percentage of Net Assets

	as of 9/30/22	as of 3/31/22

Banks	23.2%	21.6%

Telecommunication Services	6.9	7.4

Diversified Financial Services	5.6	4.4

Media	3.6	2.4

Electrical	3.5	3.8

Real Estate Investment Trust	3.4	3.7

Automotive	3.4	2.2

Computers	3.4	3.5

Pipelines	3.0	3.3

Beverages	2.5	3.0

Other	32.6	35.6

±

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The table does not include investments in other investment companies of 3.7% as of 9/30/22 and 2.1% as of 3/31/22. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

11

FUND BASICS

  Local Emerging Markets Debt Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	J.P. Morgan GBI-EMSM Global Diversified Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-12.29%	4.95%	-12.95%	6.10%

Class C	-12.65	4.40	-12.95	5.61

Institutional	-12.22	5.54	-12.95	6.72

Investor	-12.21	5.45	-12.95	6.66

Class R6	-12.21	5.54	-12.95	6.72

Class P	-12.01	5.53	-12.95	6.71

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The J.P. Morgan Government Bond Index — Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) is an unmanaged index of debt instruments of 14 emerging countries. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

12

FUND BASICS

TOP TEN COUNTRY ALLOCATIONS ±

	Percentage of Net Assets

	as of 9/30/22	as of 3/31/22

Brazil	14.7%	13.6%

South Africa	10.8	10.4

Indonesia	8.4	4.0

Thailand	7.5	9.4

Poland	6.9	5.7

Mexico	6.7	8.5

Czech Republic	4.8	0.2

Colombia	4.5	4.1

Romania	3.6	0.6

China	3.3	6.0

Other	13.3	17.6

±

The percentage shown for each investment category reflects the value of investments in that country as a percentage of net assets. The table does not include investments in other investment companies of 6.0% as of 9/30/22 and 14.7% as of 3/31/22. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

                13

FUND BASICS

 U.S. Mortgages Fund

    as of September 30, 2022

PERFORMANCE REVIEW

April 1, 2022–September 30, 2022	Fund Total Return (based on NAV)[1]	30-Day Standardized Unsubsidized Yield[2]	Bloomberg U.S. Securitized Bond Index[3]	30-Day Standardized Subsidized Yield[2]

Class A	-9.95%	1.93%	-8.90%	2.04%

Institutional	-9.77	2.35	-8.90	2.46

Separate Account Institutional	-9.79	2.36	-8.90	2.47

Investor	-9.81	2.27	-8.90	2.37

Class R6	-9.77	2.36	-8.90	2.47

Class P	-9.87	2.36	-8.90	2.47

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[3]

The Bloomberg U.S. Securitized Bond Index is an unmanaged composite of asset-backed securities, collateralized mortgagebacked securities and fixed rate mortgage-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

14

FUND BASICS

FUND COMPOSITION *

     Percentage of Net Assets

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

‡

“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

                15

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 63.3%

Angola – 1.2%
Republic of Angola (NR/B3)
	$910,000	9.500%		11/12/25	$841,750
	5,830,000	8.250	(a)	05/09/28	4,591,125
Republic of Angola (B-/B3)
	1,840,000	8.750	(a)	04/14/32	1,354,700

					6,787,575

Argentina(b) – 1.0%
Republic of Argentina (CCC+/NR)
EUR	120,088	0.500		07/09/29	25,105
	$1,479,348	1.000		07/09/29	283,295
EUR	3,559,900	0.125		07/09/30	648,278
	$10,874,677	0.500	(c)	07/09/30	2,174,935
	11,991,502	1.500	(c)	07/09/35	2,176,458
	840,000	3.875	(c)	01/09/38	195,982
	1,294,455	3.500	(c)	07/09/41	275,719

					5,779,772

Azerbaijan – 0.3%
Republic of Azerbaijan (NR/Ba1u)
	684,000	4.750		03/18/24	665,532
	1,640,000	3.500		09/01/32	1,314,358

					1,979,890

Bahrain – 2.8%
CBB International Sukuk Programme Co. SPC (B+/B2u)
	2,670,000	3.950	(a)	09/16/27	2,452,729
Kingdom of Bahrain (B+/NR)
	1,950,000	4.250	(a)	01/25/28	1,695,647
	3,040,000	5.250	(a)	01/25/33	2,333,200
	1,930,000	5.250		01/25/33	1,481,275
	2,850,000	5.625	(a)	05/18/34	2,212,312
Kingdom of Bahrain (B+/B2u)
	2,880,000	7.375	(a)	05/14/30	2,731,140
	1,320,000	5.625	(a)	09/30/31	1,070,850
	340,000	5.625		09/30/31	275,825
	680,000	5.450		09/16/32	540,600
	1,870,000	5.450	(a)	09/16/32	1,486,650

					16,280,228

Benin – 0.4%
Benin Government International Bond (B+/NR)
EUR	2,530,000	4.875	(a)	01/19/32	1,679,879
	280,000	6.875		01/19/52	172,847
Benin Government International Bond (B+/B1)
	840,000	4.950	(a)	01/22/35	519,054

					2,371,780

Bolivia – 0.0%
Republic of Bolivian (B+/B2)
	$200,000	4.500		03/20/28	156,413

Brazil – 0.5%
Republic of Brazil (BB-/Ba2)
	2,715,000	3.875		06/12/30	2,236,991

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Brazil (continued)
$	1,310,000	4.750	%(b)	01/14/50	$897,186

					3,134,177

Cameroon(a) – 0.3%
Republic Of Cameroon (B-/B2u)
EUR	2,490,000	5.950		07/07/32	1,600,395

Chile(b) – 1.9%
Republic of Chile (A/A2)
$	4,970,000	3.500		01/31/34	4,053,035
	1,440,000	4.340		03/07/42	1,142,640
	390,000	3.500		01/25/50	263,079
	2,960,000	4.000		01/31/52	2,160,800
	2,180,000	3.100		01/22/61	1,259,359
	3,720,000	3.250		09/21/71	2,120,400

					10,999,313

Colombia(b) – 3.3%
Republic of Colombia (BB+/Baa2)
	480,000	3.875		04/25/27	406,740
	1,990,000	4.500		03/15/29	1,629,686
	7,150,000	3.000		01/30/30	5,105,100
	6,240,000	3.125		04/15/31	4,330,170
	1,300,000	3.250		04/22/32	874,900
	920,000	5.625		02/26/44	607,200
	2,150,000	5.000		06/15/45	1,308,544
	4,650,000	4.125		05/15/51	2,481,356
	4,510,000	3.875		02/15/61	2,292,489

					19,036,185

Costa Rica – 0.2%
Republic of Costa Rica (B/B2)
	880,000	6.125		02/19/31	803,990
	470,000	5.625		04/30/43	332,760

					1,136,750

Dominican Republic – 2.9%
Dominican Republic (BB-/Ba3)
	450,000	6.875		01/29/26	438,131
	1,310,000	5.950		01/25/27	1,214,861
	1,500,000	8.625		04/20/27	1,518,094
	2,830,000	5.500	(a)(b)	02/22/29	2,423,718
	4,750,000	4.500	(a)	01/30/30	3,725,188
	450,000	6.850	(a)	01/27/45	347,709
	4,429,000	6.850		01/27/45	3,422,233
	2,700,000	6.500	(a)	02/15/48	1,974,881
	360,000	6.400	(a)	06/05/49	257,468
	1,760,000	5.875		01/30/60	1,152,030

					16,474,313

Ecuador – 1.7%
Republic of Ecuador (B-/NR)
	3,532,360	0.000	(a)(d)	07/31/30	1,019,527
	1,620,000	0.000	(d)	07/31/30	467,573
	993,040	5.500	(a)(c)	07/31/30	465,674
	4,390,000	5.500	(c)	07/31/30	2,058,636

16                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Ecuador (continued)
	$13,768,455	2.500	%(a)(c)	07/31/35	$4,528,961
	1,464,000	2.500	(c)	07/31/35	481,564
	1,531,936	1.500	(a)(c)	07/31/40	445,506

					9,467,441

Egypt – 2.4%
Republic of Egypt (NR/B2)
	2,060,000	7.500		01/31/27	1,586,200
Republic of Egypt (B/NR)
	200,000	5.250		10/06/25	155,250
EUR	139,000	6.375		04/11/31	79,012
	670,000	6.375	(a)	04/11/31	380,847
Republic of Egypt (B/B2)
	$820,000	3.875		02/16/26	592,450
	1,180,000	5.800		09/30/27	826,000
	703,000	5.875		02/16/31	405,016
Republic of Egypt (B/B2u)
EUR	4,650,000	4.750	(a)	04/16/26	3,212,849
	$1,550,000	6.588		02/21/28	1,085,000
EUR	930,000	5.625		04/16/30	526,360
	$3,020,000	7.625	(a)	05/29/32	1,806,904
	2,170,000	8.700	(a)	03/01/49	1,193,500
	2,960,000	8.875	(a)	05/29/50	1,635,400

					13,484,788

El Salvador – 0.7%
Republic of El Salvador (CCC+/Caa3u)
	26,000	7.750	(e)	01/24/23	23,535
	2,930,000	5.875		01/30/25	1,564,437
	580,000	6.375		01/18/27	214,165
	710,000	8.250		04/10/32	256,842
	1,230,000	7.625		02/01/41	391,524
	610,000	7.125	(b)	01/20/50	192,646
	3,130,000	9.500	(a)(b)	07/15/52	1,070,656
	1,440,000	9.500	(b)	07/15/52	492,570

					4,206,375

Ethiopia – 0.1%
Ethiopia International Bond (CCC/Caa2)
	1,140,000	6.625		12/11/24	567,720

Gabon – 0.6%
Republic of Gabon (NR/Caa1)
	1,340,000	6.625	(a)	02/06/31	872,089
	2,450,000	7.000	(a)(b)	11/24/31	1,600,615
Republic of Gabon (NR/NR)
	1,254,118	6.375		12/12/24	1,139,523

					3,612,227

Ghana – 1.1%
Republic of Ghana (NR/B3)
	1,970,000	10.750		10/14/30	1,418,400
Republic of Ghana (CCC+/Caa1)
	1,756,000	6.375		02/11/27	693,620
	750,000	6.375	(a)	02/11/27	296,250
	660,000	7.625		05/16/29	244,200

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Ghana (continued)
	$3,430,000	8.125	%(a)	03/26/32	$1,234,800
	1,990,000	8.625		04/07/34	716,400
	1,270,000	8.625	(a)	04/07/34	457,200
	280,000	7.875		02/11/35	102,253
	410,000	8.875		05/07/42	147,600
	1,410,000	8.875	(a)	05/07/42	507,600
	210,000	8.627	(a)	06/16/49	76,164
	379,000	8.627		06/16/49	137,459
	440,000	8.950		03/26/51	159,857

					6,191,803

Guatemala – 1.8%
Republic of Guatemala (BB-/Ba1)
	1,560,000	4.500		05/03/26	1,469,618
	6,730,000	4.375	(a)	06/05/27	6,148,696
	350,000	4.375		06/05/27	319,769
	1,330,000	5.250	(a)(b)	08/10/29	1,194,340
	1,290,000	6.125	(a)(b)	06/01/50	1,049,576

					10,181,999

Honduras(a)(b) – 0.1%
Republic of Honduras (BB-/B1)
	1,170,000	5.625		06/24/30	842,254

Hungary – 1.4%
Hungary Government Bond (BBB/Baa2)
	3,230,000	5.500	(a)	06/16/34	2,725,918
Hungary Government International Bond (BBB/Baa2)
	3,540,000	5.250	(a)	06/16/29	3,192,195
	1,570,000	2.125		09/22/31	1,078,198
	2,310,000	3.125		09/21/51	1,229,064

					8,225,375

Indonesia – 2.4%
Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)
	1,752,000	3.800	(a)	06/23/50	1,279,153
Republic of Indonesia (BBB/Baa2)
	1,380,000	4.150	(b)	09/20/27	1,311,152
	2,380,000	3.850		10/15/30	2,149,140
	5,630,000	4.650	(b)	09/20/32	5,299,857
EUR	870,000	1.100		03/12/33	579,158
	$350,000	4.625		04/15/43	294,913
	1,520,000	3.050		03/12/51	1,007,167
	890,000	4.450		04/15/70	678,723
	1,490,000	3.350		03/12/71	920,239

					13,519,502

Iraq – 0.4%
Republic of Iraq (NR/NR)
	343,750	5.800	(b)	01/15/28	281,295
Republic of Iraq (B-/Caa1u)
	1,790,000	6.752		03/09/23	1,730,482

					2,011,777

The accompanying notes are an integral part of these financial statements.                17

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Ivory Coast – 1.1%
Republic of Ivory Coast (BB-/Ba3)
EUR	6,000,000	5.250%		03/22/30	$4,286,372
	1,480,000	4.875	(a)	01/30/32	968,917
	$880,000	6.125		06/15/33	666,765
EUR	310,000	6.625	(a)	03/22/48	178,928

					6,100,982

Jamaica – 0.3%
Jamaica Government International Bond (B+/B2)
	$1,340,000	7.875		07/28/45	1,434,051

Jordan – 0.7%
Kingdom of Jordan (B+/B1)
	1,725,000	5.750		01/31/27	1,539,347
	3,000,000	5.850	(a)	07/07/30	2,415,000

					3,954,347

Kenya – 0.9%
Republic of Kenya (B/B2u)
	3,130,000	7.000	(a)	05/22/27	2,394,450
	550,000	7.250		02/28/28	398,750
	750,000	7.250	(a)	02/28/28	543,750
	2,800,000	8.000	(a)	05/22/32	1,890,000

					5,226,950

Lebanon(f) – 0.3%
Republic of Lebanon (NR/NR)
	3,663,000	6.750		11/29/27	207,875
Republic of Lebanon (D/NR)
	2,710,000	8.250		04/12/21	156,333
	3,990,000	6.200		02/26/25	226,433
Republic of Lebanon (D/NR)
	310,000	6.100		10/04/22	18,077
	2,020,000	6.650		04/22/24	117,791
	130,000	6.600		11/27/26	7,378
	710,000	6.850		03/23/27	40,071
	750,000	6.650		11/03/28	43,734
	7,704,000	6.850		05/25/29	437,202
	6,874,000	6.650		02/26/30	387,951
	1,520,000	7.050		11/02/35	85,785

					1,728,630

Macedonia(a) – 0.6%
Republic of North Macedonia (BB-/NR)
EUR	4,140,000	2.750		01/18/25	3,652,427

Maldives(a) – 0.1%
Maldives Sukuk Issuance Ltd. (NR/Caa1)
	$600,000	9.875		04/08/26	474,066

Mexico(b) – 2.5%
Mexico Government International Bond (BBB/NR)
EUR	3,990,000	2.250		08/12/36	2,558,379
Mexico Government International Bond (BBB/Baa2)
	$250,000	4.750		04/27/32	224,375
	1,640,000	4.875		05/19/33	1,441,560
EUR	1,110,000	2.125		10/25/51	559,090

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Mexico(b) (continued)
United Mexican States (BBB/Baa2)
	$5,490,000	2.659%		05/24/31	$4,210,830
	915,000	3.500		02/12/34	694,028
	7,769,000	3.771		05/24/61	4,592,450

					14,280,712

Mongolia – 0.4%
Mongolia Government International Bond (B/B3u)
	1,400,000	5.625		05/01/23	1,266,825
	1,030,000	3.500	(a)	07/07/27	705,663
Republic of Mongolia (B/B3)
	600,000	5.125	(a)	04/07/26	465,066

					2,437,554

Morocco – 0.9%
Morocco Government International Bond (BB+/Ba1u)
	1,390,000	3.000	(a)	12/15/32	968,917
Republic of Morocco (BB+/Ba1u)
	1,160,000	2.375	(a)	12/15/27	949,242
	1,440,000	2.375		12/15/27	1,178,370
EUR	1,550,000	1.500	(a)	11/27/31	995,755
	$2,030,000	4.000	(a)	12/15/50	1,147,331

					5,239,615

Mozambique(c) – 0.1%
Republic of Mozambique (NR/Caa2u)
	980,000	5.000		09/15/31	665,665

Nigeria – 2.2%
Republic of Nigeria (B-/B2)
	3,140,000	6.500		11/28/27	2,249,025
	1,980,000	6.125	(a)	09/28/28	1,306,800
	1,400,000	6.125		09/28/28	924,000
	3,820,000	7.143		02/23/30	2,468,675
	610,000	8.747		01/21/31	427,000
	4,260,000	7.875		02/16/32	2,705,100
	4,480,000	7.696	(a)	02/23/38	2,643,200

					12,723,800

Oman – 3.8%
Republic of Oman (NR/Ba3)
	2,680,000	6.750	(a)	10/28/27	2,632,765
	5,790,000	5.625		01/17/28	5,355,750
	770,000	6.000		08/01/29	712,250
	4,820,000	6.250	(a)	01/25/31	4,470,550
	810,000	6.250		01/25/31	751,275
	3,330,000	7.375	(a)	10/28/32	3,309,187
	2,530,000	6.750	(a)	01/17/48	2,014,513
Republic of Oman (BB-/Ba3)
	1,430,000	4.750		06/15/26	1,326,325
	1,030,000	5.375		03/08/27	963,050
	330,000	6.500		03/08/47	256,163

					21,791,828

18                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Pakistan – 0.5%
Pakistan Water & Power Development Authority (B-/NR)
	$940,000	7.500%		06/04/31	$323,008
Republic of Pakistan (NR/B3)
	790,000	6.000	(a)	04/08/26	300,287
	420,000	7.375	(a)	04/08/31	151,246
	980,000	7.375		04/08/31	352,908
	3,340,000	8.875		04/08/51	1,169,367
Republic of Pakistan (B-/B3)
	1,640,000	6.875		12/05/27	606,980

					2,903,796

Panama – 1.6%
Panama Notas del Tesoro (BBB/Baa2)
	2,560,000	3.750		04/17/26	2,409,280
Republic of Panama (BBB/Baa2)
	3,460,000	4.500	(b)	04/16/50	2,392,374
	1,990,000	4.500	(b)	04/01/56	1,333,673
	3,680,000	3.870	(b)	07/23/60	2,178,560
	1,060,000	4.500	(b)	01/19/63	695,890

					9,009,777

Papua New Guinea(a) – 0.2%
Papua New Guinea Government International Bond (B-/B2)
	1,450,000	8.375		10/04/28	1,165,709

Paraguay – 1.7%
Republic of Paraguay (BB/Ba1)
	610,000	5.000	(a)	04/15/26	586,096
	2,440,000	4.700	(a)	03/27/27	2,294,057
	400,000	4.950	(b)	04/28/31	355,075
	1,460,000	4.950	(a)(b)	04/28/31	1,296,024
	6,779,000	2.739	(a)(b)	01/29/33	4,846,137
	750,000	5.400	(a)(b)	03/30/50	550,922

					9,928,311

Peru(b) – 1.2%
Republic of Peru (BBB/Baa1)
	540,000	2.783		01/23/31	427,545
EUR	580,000	1.250		03/11/33	377,402
	$1,620,000	3.000		01/15/34	1,219,050
	3,440,000	2.780		12/01/60	1,843,195
	900,000	3.600		01/15/72	542,700
	4,370,000	3.230	(g)	07/28/21	2,346,963

					6,756,855

Philippines – 0.0%
Republic of Philippines (BBB+/Baa2)
	410,000	3.200		07/06/46	273,720

Qatar(a) – 0.2%
Republic of Qatar (AA-/Aa3)
	1,290,000	4.400		04/16/50	1,128,750

Romania – 2.2%
Republic of Romania (BBB-/Baa3)
EUR	1,540,000	2.375	(a)	04/19/27	1,276,094
	600,000	2.875		05/26/28	463,368

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Romania (continued)
EUR	1,130,000	1.750	%(a)	07/13/30	$714,863
	2,320,000	2.124	(a)	07/16/31	1,435,710
	$50,000	3.625	(a)	03/27/32	36,009
	770,000	3.625		03/27/32	554,544
EUR	420,000	2.000		04/14/33	242,805
	7,030,000	2.000	(a)	04/14/33	4,064,093
	590,000	2.750		04/14/41	294,825
	1,190,000	3.375		01/28/50	597,562
Republic of Romania (BBB-/Baa3)
	$1,520,000	3.000	(a)	02/27/27	1,280,410
Republic of Romania (BBB-/Baa3)
	2,070,000	3.000	(a)	02/14/31	1,466,854

					12,427,137

Russia(f) – 1.7%
Russian Federation Bond (NR/NR)
	3,200,000	4.375	(a)	03/21/29	1,376,000
EUR	10,800,000	1.850		11/20/32	4,551,353
	$4,600,000	5.100		03/28/35	1,978,000
	2,400,000	5.100	(a)	03/28/35	1,032,000
	1,800,000	5.100	(a)	03/28/35	774,000

					9,711,353

Saudi Arabia – 1.6%
Saudi Government International Bond (NR/A1)
	1,380,000	5.000		04/17/49	1,242,000
	410,000	3.750		01/21/55	303,400
	1,770,000	3.750	(a)	01/21/55	1,309,800
	5,850,000	4.500	(a)	04/22/60	4,943,250
	1,650,000	3.450		02/02/61	1,117,875

					8,916,325

Senegal(a) – 0.6%
Republic of Senegal (B+/Ba3)
EUR	4,080,000	4.750		03/13/28	3,248,866
	700,000	5.375		06/08/37	415,051

					3,663,917

Serbia – 0.3%
Republic of Serbia (BB+/Ba2)
	1,170,000	1.000	(a)	09/23/28	764,176
	$670,000	2.125		12/01/30	439,394
EUR	520,000	1.650		03/03/33	281,569
	290,000	2.050		09/23/36	147,436

					1,632,575

South Africa – 2.9%
Republic of South Africa (NR/Ba2)
	$810,000	4.850		09/27/27	721,305
	3,090,000	5.650		09/27/47	1,962,150
Republic of South Africa (BB-/Ba2)
	2,670,000	4.300		10/12/28	2,215,766
	6,380,000	4.850		09/30/29	5,246,753
	1,690,000	5.875		04/20/32	1,394,250
	530,000	6.250		03/08/41	392,299

The accompanying notes are an integral part of these financial statements.                19

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

South Africa (continued)
	$940,000	5.375%		07/24/44	$606,770
	550,000	5.000		10/12/46	331,994
	4,340,000	5.750		09/30/49	2,755,900
	890,000	7.300		04/20/52	674,175

					16,301,362

Sri Lanka(f) – 0.6%
Republic of Sri Lanka (CC/Ca)
	3,010,000	7.550	(a)	03/28/30	724,846
Republic of Sri Lanka (D/Ca)
	200,000	5.750	(a)	04/18/23	49,850
	910,000	6.350	(a)	06/28/24	222,552
	690,000	6.125		06/03/25	183,626
	2,290,000	6.850		11/03/25	572,929
	4,460,000	6.850	(a)	11/03/25	1,115,836
	1,690,000	6.750	(a)	04/18/28	410,142

					3,279,781

Trinidad and Tobago(a)(b) – 0.2%
Republic of Trinidad & Tobago (BBB-/Ba2)
	1,560,000	4.500		06/26/30	1,404,780

Tunisia – 0.5%
Tunisian Republic (NR/Caa1)
EUR	660,000	6.750		10/31/23	490,502
	610,000	5.625		02/17/24	395,614
	$970,000	5.750		01/30/25	575,210
EUR	2,120,000	6.375		07/15/26	1,189,227

					2,650,553

Turkey – 3.1%
Republic of Turkey (NR/B3)
	$1,040,000	4.250		03/13/25	912,600
EUR	1,140,000	5.200		02/16/26	1,033,463
	$790,000	4.250		04/14/26	648,787
	1,200,000	4.875		10/09/26	981,000
	3,970,000	6.000		03/25/27	3,324,875
	5,420,000	5.250		03/13/30	3,861,750
	1,200,000	5.950		01/15/31	883,500
	2,670,000	6.500		09/20/33	1,922,400
	1,840,000	5.750		05/11/47	1,104,000
Republic of Turkey (NR/B3)
	999,000	7.375		02/05/25	954,045
	2,970,000	6.000		01/14/41	1,826,550

					17,452,970

Ukraine – 0.8%
Ukraine Government Bond (CCC+/NR)
EUR	2,890,000	6.750		06/20/28	538,146
	$910,000	6.876		05/21/31	163,800
EUR	2,210,000	4.375	(a)	01/27/32	393,113
	970,000	4.375		01/27/32	172,543
	$4,490,000	7.375		09/25/34	819,425
	873,000	7.253	(a)	03/15/35	159,322
	1,660,000	7.253		03/15/35	302,950
	1,478,000	1.258	(h)	08/01/41	395,365

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Ukraine (continued)
Ukraine Government Bond (CCC+/Caa3u)
$630,000	7.750%		09/01/27	$126,000
6,510,000	7.750		09/01/28	1,334,550
1,220,000	7.750		09/01/29	253,150

				4,658,364

United Arab Emirates(a) – 0.4%
Finance Department Government of Sharjah (BBB-/Ba1)
490,000	3.625		03/10/33	376,933
2,881,000	4.000		07/28/50	1,679,623

				2,056,556

Uruguay(b) – 0.4%
Republic of Uruguay (BBB/Baa2)
2,360,000	4.375		01/23/31	2,256,455

Uzbekistan – 0.5%
National Bank of Uzbekistan (BB-/NR)
1,200,000	4.850		10/21/25	1,058,850
Republic of Uzbekistan (BB-/NR)
990,000	5.375	(a)	02/20/29	826,836
1,160,000	3.700	(a)	11/25/30	824,180

				2,709,866

Vietnam(b)(i) – 0.4%
Debt and Asset Trading Corp. (NR/NR)
2,840,000	1.000		10/10/25	2,399,445

Zambia(f) – 0.3%
Republic of Zambia (NR/NR)
2,932,000	5.375		09/20/22	1,345,055
Republic of Zambia (D/NR)
520,000	8.500		04/14/24	247,650

				1,592,705

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $563,457,377)				$362,039,741

Corporate Obligations – 24.2%

Azerbaijan – 0.2%
State Oil Co. of the Azerbaijan Republic (BB-/NR)
$1,040,000	6.950%		03/18/30	$1,003,795

Bermuda(a)(b) – 0.2%
Tengizchevroil Finance Co. International Ltd. (BBB-/Baa2)
1,690,000	2.625		08/15/25	1,407,242

Brazil – 0.6%
Banco do Brasil SA (CCC+/NR) (10 year CMT + 4.398%)
2,180,000	6.250	(b)(h)	10/29/49	1,865,263
Banco do Brasil SA (CCC+/B2) (10 year CMT + 6.362%)
290,000	9.000	(b)(h)	06/29/49	286,701
Samarco Mineracao SA (NR/WR)
995,000	4.125	(f)	11/01/22	593,144
430,000	5.750	(f)	10/24/23	276,275

20                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Brazil (continued)
$800,000	5.375	%(f)	09/26/24	$487,400

				3,508,783

British Virgin Islands – 0.4%
Easy Tactic Ltd. (NR/NR)(j)
395,438	7.500	(b)	07/11/28	42,831
Huarong Finance 2017 Co. Ltd. (NR/Baa3)
480,000	4.750		04/27/27	373,740
290,000	4.250		11/07/27	216,594
(-1X 5 year CMT + 6.983%)
920,000	4.000	(b)(h)	12/31/99	914,997
SF Holding Investment 2021 Ltd. (A-/A3)
390,000	2.375		11/17/26	346,609
360,000	3.125		11/17/31	286,862

				2,181,633

Burundi – 1.3%
The African Export-Import Bank (NR/Baa1)
2,022,000	2.634	(a)(b)	05/17/26	1,751,618
2,920,000	3.798	(a)(b)	05/17/31	2,367,390
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
3,740,000	4.875		05/23/24	3,520,425

				7,639,433

Chile – 0.5%
Embotelladora Andina SA (BBB/NR)
506,000	5.000	(a)	10/01/23	504,039
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	334,050
Empresa de Transporte de Pasajeros Metro SA (A/NR)
830,000	3.650	(a)(b)	05/07/30	716,031
GNL Quintero SA (BBB/Baa2)
873,016	4.634		07/31/29	796,409
Inversiones CMPC SA (BBB-/NR)
660,000	4.375	(a)(b)	05/15/23	653,540

				3,004,069

China – 0.1%
China Aoyuan Group Ltd. (NR/NR)
370,000	5.980	(b)(f)	08/18/25	23,079
Fantasia Holdings Group Co. Ltd. (NR/NR)
340,000	10.875	(b)(f)	03/02/24	28,900
Fantasia Holdings Group Co. Ltd. (NR/WR)
200,000	11.875	(b)(f)	06/01/23	17,000
iQIYI, Inc. (NR/NR)
60,000	4.000	(e)	12/15/26	40,055
Meituan (BBB-/Baa3)
310,000	3.050	(b)	10/28/30	206,271
NIO, Inc. (NR/NR)
90,000	0.000	(d)(e)	02/01/26	78,987
360,000	0.500	(e)	02/01/27	272,668
Redsun Properties Group Ltd. (NR/Caa3u)
220,000	9.700	(b)(f)	04/16/23	14,300

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

China (continued)
Sunac China Holdings Ltd. (NR/Cu)
$350,000	6.500	%(b)(f)	07/09/23	$46,375
600,000	6.650	(b)(f)	08/03/24	78,000
Yuzhou Group Holdings Co. Ltd. (NR/Cu) (-1x 5 Year CMT + 8.527%)
410,000	5.375	(b)(f)(h)	12/31/99	20,500

				826,135

Colombia(a) – 0.3%
Banco de Bogota SA (NR/Ba2)
1,660,000	6.250		05/12/26	1,549,299

Cyprus(f) – 0.1%
MHP SE (D/NR)
1,430,000	7.750		05/10/24	723,938

Dominican Republic(a)(b) – 0.5%
Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
3,220,000	6.750		03/30/29	2,972,060

Hong Kong – 0.5%
CNAC HK Finbridge Co. Ltd (NR/Baa2)
1,840,000	3.875		06/19/29	1,607,185
300,000	3.000		09/22/30	241,984
CNAC HK Finbridge Co. Ltd (A-/NR)
800,000	5.125		03/14/28	765,904

				2,615,073

India – 0.7%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
960,000	3.949		02/12/30	714,780
Adani Green Energy Ltd. (NR/Ba3)
390,000	4.375		09/08/24	319,800
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
570,000	4.200	(b)	08/04/27	495,651
270,000	4.375		07/03/29	223,897
Reliance Industries Ltd. (BBB+/Baa2)
2,770,000	2.875	(a)	01/12/32	2,168,287

				3,922,415

Indonesia – 1.4%
Bank Negara Indonesia Persero Tbk PT (NR/Ba3) (5 year CMT + 3.466%)
1,060,000	4.300	(b)(h)	12/31/99	848,117
Freeport Indonesia PT (NR/Baa3)
910,000	5.315	(a)(b)	04/14/32	753,025
Indofood CBP Sukses Makmur Tbk PT (NR/Baa3)
510,000	3.398	(b)	06/09/31	376,181
380,000	3.541	(b)	04/27/32	280,292
Indonesia Asahan Aluminium Persero PT (NR/Baa2)
1,180,000	5.450	(b)	05/15/30	1,045,996
1,060,000	5.800	(a)(b)	05/15/50	795,199
Pertamina Persero PT (NR/Baa2)
2,040,000	2.300	(b)	02/09/31	1,540,424
Pertamina Persero PT (BBB/Baa2)
690,000	6.500		05/27/41	637,301

The accompanying notes are an integral part of these financial statements.                21

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Indonesia (continued)
	$2,020,000	6.000%		05/03/42	$1,782,145

					8,058,680

Israel(a)(b) – 0.4%
Leviathan Bond Ltd. (BB-/Ba3)
	2,360,000	5.750		06/30/23	2,322,093

Ivory Coast(a)(i) – 0.4%
Brazil Minas SPE via State of Minas Gerais (BB-/NR)
	2,100,000	5.333		02/15/28	2,030,831

Japan(b) – 0.1%
SoftBank Group Corp. (BB+/NR)
	470,000	4.000		07/06/26	395,279

Kazakhstan – 0.9%
KazMunayGas National Co. JSC (NR/Baa2)
	1,570,000	3.500	(a)(b)	04/14/33	1,027,565
KazMunayGas National Co. JSC (BB+/Baa2)
	4,882,000	4.750		04/19/27	4,066,706

					5,094,271

Luxembourg – 0.3%
Altice Financing SA (B/B2)
EUR	1,320,000	4.250	(a)(b)	08/15/29	1,003,186
Gazprom PJSC Via Gaz Capital SA (NR/WR)
	$90,000	8.625	(e)	04/28/34	42,300
Puma International Financing SA (NR/B1)
	200,000	5.000	(b)	01/24/26	176,725
Rede D’or Finance S.a.r.l. (BB/NR)
	256,000	4.500	(a)(b)	01/22/30	207,360
	552,000	4.500	(b)	01/22/30	447,120

					1,876,691

Malaysia(a)(b) – 0.9%
Genm Capital Labuan Ltd. (BBB-/NR)
	1,150,000	3.882		04/19/31	822,825
Petronas Capital Ltd. (A-/A2)
	3,780,000	4.550		04/21/50	3,302,926
	1,040,000	4.800		04/21/60	936,583

					5,062,334

Mauritius – 0.3%
Greenko Power II Ltd. (NR/Ba1)
	840,650	4.300	(a)(b)	12/13/28	651,504
India Airport Infra (NR/B1)
	250,000	6.250	(a)(b)	10/25/25	216,250
India Green Power Holdings (NR/Ba3)
	420,000	4.000	(a)(b)	02/22/27	334,950
MTN Mauritius Investments Ltd. (BB-/Ba2)
	727,000	4.755		11/11/24	694,421

					1,897,125

Mexico – 4.7%
Banco Mercantil del Norte SA (BB-/Ba2)
(5 year CMT + 4.643%)
	1,210,000	5.875	(a)(b)(h)	12/31/99	984,864

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Mexico (continued)
(5 year CMT + 4.967%)
	$1,490,000	6.750	%(a)(b)(h)	12/31/99	$1,382,255
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3) (5 year CMT + 2.995%)
	1,090,000	5.950	(a)(b)(h)	10/01/28	1,056,142
BBVA Bancomer SA (BB/NR) (5 year CMT + 2.650%)
	1,510,000	5.125	(a)(b)(h)	01/18/33	1,246,033
Cemex SAB de CV (BB/NR)
	400,000	7.375	(a)(b)	06/05/27	398,000
Industrias Penoles SAB de CV (BBB/NR)
	400,000	4.750	(a)(b)	08/06/50	284,450
Mexico City Airport Trust (NR/NR)
	722,000	5.500	(b)	10/31/46	447,640
Mexico City Airport Trust (BBB/Baa3)
	980,000	4.250	(a)(b)	10/31/26	862,400
	2,190,000	3.875	(a)(b)	04/30/28	1,793,063
	1,630,000	5.500	(a)(b)	10/31/46	1,010,600
	4,039,000	5.500	(b)	07/31/47	2,502,968
Petroleos Mexicanos (BBB/B1)
EUR	8,600,000	5.125		03/15/23	8,375,753
	$760,000	6.875		08/04/26	681,682
	1,320,000	6.490	(b)	01/23/27	1,099,692
	430,000	6.500		03/13/27	360,082
	760,000	5.350		02/12/28	575,624
	290,000	5.625		01/23/46	150,401
	560,000	6.750		09/21/47	310,800
	1,730,000	6.350		02/12/48	923,215
	843,000	7.690	(b)	01/23/50	513,134
	3,043,000	6.950	(b)	01/28/60	1,673,376

					26,632,174

Netherlands – 1.0%
Greenko Dutch B.V. (NR/Ba1)
	439,300	3.850	(a)(b)	03/29/26	351,440
IHS Netherlands Holdco B.V. (B/B2)
	400,000	8.000	(a)(b)	09/18/27	334,806
Metinvest B.V. (NR/NR)
	301,000	7.750	(a)(b)	04/23/23	165,550
	200,000	7.750	(b)	04/23/23	110,000
	500,000	8.500	(b)	04/23/26	225,000
Minejesa Capital B.V. (NR/Baa3)
	370,000	4.625		08/10/30	302,475
MV24 Capital B.V. (BB/NR)
	1,146,681	6.748	(a)	06/01/34	965,735
NE Property B.V. (BBB/NR)
EUR	2,440,000	3.375	(b)	07/14/27	2,015,884
Prosus NV (BBB/Baa3)
	$310,000	3.257	(a)(b)	01/19/27	259,625
	430,000	3.680	(a)(b)	01/21/30	325,553
	480,000	3.680	(b)	01/21/30	363,408

					5,419,476

Panama(a) – 1.2%
Aeropuerto Internacional de Tocumen SA (BBB/Baa2)
	1,190,000	4.000	(b)	08/11/41	879,336

22                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

Panama(a) (continued)
$3,250,000	5.125	%(b)	08/11/61	$2,315,219
Autoridad del Canal de Panama (A-/A2)
380,000	4.950		07/29/35	359,765
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)
2,430,000	2.375	(b)	09/14/25	2,218,906
Banco Nacional de Panama (BBB/Baa2)
1,490,000	2.500	(b)	08/11/30	1,087,979

				6,861,205

Peru – 0.8%
Atlantica Transmision Sur SA (BBB/NR)
4,423,738	6.875	(a)	04/30/43	4,407,978
Black Sea Trade & Development Bank (A-/Baa1)
240,000	3.500		06/25/24	219,233
Corp. Lindley SA (BBB+/NR)
60,000	4.625	(a)	04/12/23	59,430

				4,686,641

Qatar(a)(b) – 0.8%
Qatar Energy (AA-/Aa3)
6,760,000	3.300		07/12/51	4,762,842

South Africa – 0.9%
Eskom Holdings SOC Ltd. (BB-/Ba2)(i)
2,100,000	6.350		08/10/28	1,828,969
Eskom Holdings SOC Ltd. (CCC+/Caa2)
940,000	6.750		08/06/23	887,889
520,000	6.750		08/06/23	491,172
2,370,000	7.125		02/11/25	2,096,413

				5,304,443

Thailand(a)(b) – 0.6%
GC Treasury Center Co. Ltd. (BBB/Baa2)
1,540,000	2.980		03/18/31	1,196,676
250,000	4.300		03/18/51	174,656
PTT Treasury Center Co. Ltd. (BBB+/Baa1)
2,410,000	3.700		07/16/70	1,514,987
PTTEP Treasury Center Co. Ltd. (NR/Baa1)
370,000	2.993		01/15/30	314,167

				3,200,486

Turkey – 0.3%
Yapi ve Kredi Bankasi A/S (NR/B3)
200,000	5.850		06/21/24	188,100
Yapi ve Kredi Bankasi A/S (NR/Caa3u) (5 year USD Swap + 11.245%)
1,700,000	13.875	(b)(h)	12/31/99	1,742,819

				1,930,919

United Arab Emirates – 1.8%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
3,890,000	4.600	(a)	11/02/47	3,440,948
DP World Crescent Ltd. (NR/Baa3)
880,000	3.750	(b)	01/30/30	788,315
DP World Ltd. (NR/Baa3)
310,000	5.625		09/25/48	268,537

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations (continued)

United Arab Emirates (continued)
DP World Salaam (NR/Ba2) (5 year CMT + 5.750%)
$3,920,000	6.000	%(b)(h)	12/31/99	$3,779,125
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
471,597	2.160	(a)	03/31/34	386,710
NBK Tier 1 Financing 2 Ltd. (NR/Baa3) (6 Year USD Swap + 2.832%)
2,010,000	4.500	(a)(b)(h)	12/31/99	1,799,955

				10,463,590

United Kingdom – 0.3%
IHS Holding Ltd. (B/NR)
480,000	5.625	(a)(b)	11/29/26	376,140
400,000	6.250	(a)(b)	11/29/28	307,950
Prudential PLC (A-/A3) (5 year CMT + 1.517%)
1,000,000	2.950	(b)(h)	11/03/33	762,500
Ukraine Railways Via Rail Capital Markets PLC (NR/NR)
410,000	8.250		07/09/24	77,900
Vedanta Resources Finance II PLC (B-/NR)
470,000	8.950	(b)	03/11/25	318,425
Vedanta Resources Ltd. (B-/B3)
200,000	6.125	(b)	08/09/24	112,966

				1,955,881

United States – 0.9%
Brazil Loan Trust 1 (BB-/NR)(i)
1,735,928	5.477	(a)	07/24/23	1,711,842
Kosmos Energy Ltd. (B/B3u)
930,000	7.750	(a)(b)	05/01/27	741,675
Sasol Financing USA LLC (BB/Ba2)
2,780,000	5.875	(b)	03/27/24	2,675,750

				5,129,267

Venezuela(f) – 0.8%
Petroleos de Venezuela SA (NR/NR)
138,210,000	6.000		10/28/22	2,971,515
Petroleos de Venezuela SA (NR/NR)
41,690,000	6.000		05/16/24	896,335
3,387,934	6.000		11/15/26	72,841
17,520,000	5.375		04/12/27	350,400
1,650,000	5.375		04/12/27	33,000
2,180,000	5.500		04/12/37	43,600

				4,367,691

TOTAL CORPORATE OBLIGATIONS
(Cost $233,018,124)				$138,805,794

The accompanying notes are an integral part of these financial statements.                23

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(k) – 6.7%

Goldman Sachs Financial Square Government Fund - Institutional Shares
38,190,370	2.911%	$38,190,370
(Cost $ 38,190,370)

TOTAL INVESTMENTS – 94.2%
(Cost $ 834,665,871)		$539,035,905

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.8%		33,257,458

NET ASSETS – 100.0%		$572,293,363

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2022.

(d)	Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2022.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is July 28, 2121.

(h)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $7,971,087, which represents approximately 1 % of the Fund’s net assets as of September 30, 2022.

(j)	Pay-in-kind securities.

(k)	Represents an Affiliated Issuer.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	1,525,321	USD	281,503	10/04/22	$955
	CLP	232,311,216	USD	237,355	10/27/22	1,627
	CNH	31,375,854	USD	4,325,200	10/11/22	70,301
	CNH	33,072,095	USD	4,622,252	10/24/22	11,778
	CZK	6,894,596	EUR	279,258	10/11/22	502
	CZK	14,744,910	EUR	595,061	10/26/22	1,584
	EUR	643,500	CHF	618,934	10/26/22	3,068
	EUR	901,776	CZK	22,209,650	10/26/22	2,973
	EUR	665,137	NOK	6,753,471	12/21/22	34,689
	EUR	667,301	NZD	1,125,571	12/21/22	28,122
	EUR	3,787,003	PLN	18,245,032	10/26/22	53,554
	EUR	654,999	SGD	926,207	12/21/22	589
	EUR	73,080	USD	70,522	10/05/22	1,124
	EUR	2,505,377	USD	2,434,530	10/11/22	22,739
	EUR	2,306,170	USD	2,216,994	10/14/22	45,382
	EUR	1,779,430	USD	1,736,352	10/27/22	10,922
	EUR	98,419	USD	96,392	12/05/22	533
	EUR	98,419	USD	96,392	12/06/22	544
	GBP	3,207,077	USD	3,428,112	10/03/22	152,979
	GBP	1,230,600	USD	1,315,185	10/13/22	59,234
	GBP	2,108,492	USD	2,282,196	10/26/22	73,407
	GBP	6,685,387	USD	7,318,784	10/27/22	150,289
	ILS	35,685	USD	10,002	10/24/22	27

24                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	INR	73,685,700	USD	900,107	10/03/22	$4,195
	INR	161,700,273	USD	1,971,142	10/27/22	6,285
	PLN	4,338,425	USD	867,913	10/20/22	4,434
	SEK	9,603,131	EUR	880,819	10/26/22	1,513
	SEK	27,842,837	USD	2,446,237	10/20/22	64,925
	SEK	11,202,048	USD	1,000,183	10/24/22	10,324
	TWD	250,345,567	USD	7,864,789	10/03/22	11,481
	TWD	66,444,264	USD	2,084,054	10/17/22	3,398
	TWD	68,317,462	USD	2,143,522	10/26/22	2,910
	USD	681,478	AUD	993,741	12/21/22	44,869
	USD	2,529,947	BRL	13,429,490	10/03/22	42,416
	USD	5,897,709	BRL	30,654,427	10/04/22	221,153
	USD	384,830	BRL	2,075,867	10/31/22	2,876
	USD	397,963	BRL	2,163,526	11/03/22	131
	USD	4,458,187	CAD	5,868,981	12/21/22	207,579
	USD	2,796,837	CHF	2,701,729	12/21/22	34,751
	USD	921,620	CLP	847,949,418	10/27/22	49,323
	USD	3,487,310	CNH	24,551,978	10/11/22	47,777
	USD	2,989,615	CNH	21,110,619	10/26/22	31,527
	USD	3,218,004	CNH	22,222,147	12/21/22	99,940
	USD	2,093,170	COP	9,190,735,055	10/28/22	110,839
	USD	5,220,695	EUR	5,273,752	10/07/22	49,696
	USD	148,205,144	EUR	145,361,964	10/11/22	5,634,373
	USD	5,443,868	EUR	5,473,769	10/14/22	74,046
	USD	709,652	EUR	714,858	12/21/22	4,379
	USD	6,005,284	GBP	5,225,737	10/03/22	170,112
	USD	2,541,181	GBP	2,228,789	10/07/22	52,254
	USD	3,259,634	GBP	2,859,214	10/13/22	66,268
	USD	634,137	GBP	555,272	10/21/22	13,859
	USD	605,832	GBP	535,490	10/26/22	7,583
	USD	3,783,309	GBP	3,238,785	12/21/22	162,348
	USD	1,138,139	HUF	492,586,698	10/24/22	5,245
	USD	458,383	HUF	183,283,142	12/21/22	43,500
	USD	502,353	IDR	7,434,978,670	11/15/22	17,761
	USD	6,234,214	ILS	21,295,188	10/06/22	259,084
	USD	267,016	ILS	944,836	10/24/22	1,495
	USD	2,316,424	ILS	7,814,528	12/21/22	108,727
	USD	1,824,357	INR	146,270,778	10/14/22	34,010
	USD	4,078,316	INR	330,132,102	10/19/22	38,907
	USD	2,119,450	INR	171,627,025	10/27/22	20,630
	USD	2,026,064	KRW	2,822,811,290	10/06/22	60,573
	USD	826,683	KRW	1,134,837,209	10/13/22	37,608
	USD	2,387,265	KRW	3,377,208,515	10/17/22	40,209
	USD	413,909	KRW	573,782,365	12/12/22	15,020
	USD	825,300	KRW	1,148,155,709	12/21/22	26,542
	USD	7,135,761	MXN	144,827,446	12/14/22	42,561
	USD	1,989,387	NOK	20,765,789	10/07/22	82,325
	USD	557,670	NOK	5,630,026	10/13/22	40,593
	USD	2,758,048	NOK	29,441,239	10/19/22	53,912
	USD	551,826	NOK	5,851,644	10/24/22	14,331
	USD	2,528,319	NOK	25,593,823	12/21/22	172,892

The accompanying notes are an integral part of these financial statements.                25

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	1,766,964	NZD	2,948,363	10/03/22	$116,883
	USD	6,114,098	NZD	10,512,449	10/13/22	230,502
	USD	3,543,896	NZD	5,939,416	10/14/22	219,725
	USD	1,566,720	NZD	2,705,907	10/19/22	52,267
	USD	1,537,624	NZD	2,690,506	10/25/22	31,778
	USD	1,232,952	NZD	2,159,285	10/27/22	24,420
	USD	1,925,134	NZD	3,393,155	10/28/22	26,014
	USD	6,480,335	NZD	10,767,386	12/21/22	451,440
	USD	9,691,176	PLN	46,219,727	10/20/22	397,557
	USD	1,009,968	SEK	11,115,292	10/20/22	7,473
	USD	4,433,727	SEK	46,149,874	12/21/22	252,355
	USD	691,267	SGD	988,097	10/19/22	3,173
	USD	4,293,899	SGD	6,081,711	10/26/22	58,425
	USD	1,433,089	SGD	2,003,336	12/21/22	36,633
	USD	1,590,377	TRY	31,295,712	12/21/22	67,296
	USD	3,870,147	TWD	114,569,150	10/03/22	265,619
	USD	12,847,735	TWD	395,817,304	10/06/22	408,697
	USD	3,840,357	TWD	121,292,610	10/17/22	29,759
	USD	724,270	TWD	23,038,319	10/24/22	451
	USD	5,140,167	TWD	161,883,008	10/26/22	54,044
	USD	1,539,740	TWD	48,276,238	12/21/22	19,367
	USD	1,977,468	ZAR	35,370,364	10/11/22	25,283
	USD	1,290,675	ZAR	23,232,154	10/12/22	8,552
	USD	551,826	ZAR	9,892,045	10/13/22	5,961
	USD	2,675,702	ZAR	47,504,302	10/14/22	54,557
	USD	1,387,944	ZAR	24,650,959	10/20/22	28,549
	USD	532,176	ZAR	9,498,634	10/27/22	8,713
	USD	263,803	ZAR	4,594,919	10/31/22	10,652
	USD	4,037,073	ZAR	69,718,533	12/21/22	213,296
	ZAR	7,601,646	USD	418,687	10/11/22	868
	ZAR	11,706,162	USD	643,019	10/31/22	1,916

TOTAL						$12,192,636

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	5,612,416	USD	3,838,277	12/21/22	$(242,857)
	BRL	13,429,490	USD	2,530,527	10/03/22	(42,995)
	BRL	29,129,106	USD	5,616,287	10/04/22	(222,186)
	BRL	6,808,927	USD	1,267,957	10/31/22	(15,131)
	BRL	4,233,628	USD	787,452	11/03/22	(8,967)
	BRL	900,060	USD	165,818	11/16/22	(765)
	CAD	4,372,999	USD	3,367,924	12/21/22	(200,780)
	CHF	2,221,396	EUR	2,329,301	10/26/22	(30,393)
	CHF	1,245,501	EUR	1,301,361	12/21/22	(10,585)
	CHF	3,104,643	USD	3,238,838	12/21/22	(64,835)
	CLP	962,900,957	USD	1,064,449	10/27/22	(73,899)
	CNH	14,949,650	USD	2,139,179	10/11/22	(44,855)

26                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	CNH	8,946,768	USD	1,268,325	10/24/22	$(14,713)
	CNH	14,259,530	USD	2,006,900	10/26/22	(8,809)
	CNH	10,254,079	USD	1,467,250	12/21/22	(28,465)
	COP	2,779,285,907	USD	640,356	10/28/22	(40,898)
	CZK	31,956,274	EUR	1,295,675	10/26/22	(2,470)
	EUR	1,976,360	CZK	49,010,916	10/26/22	(6,817)
	EUR	4,003,951	SEK	43,632,278	10/26/22	(5,003)
	EUR	1,494,744	USD	1,487,111	10/07/22	(21,490)
	EUR	14,098,671	USD	14,452,366	10/11/22	(624,415)
	EUR	11,987,844	USD	11,986,855	10/14/22	(226,658)
	EUR	1,472,676	USD	1,457,180	10/26/22	(11,221)
	EUR	66,477,685	USD	67,815,069	12/21/22	(2,228,767)
	GBP	2,018,660	USD	2,345,464	10/03/22	(91,386)
	GBP	2,217,006	USD	2,545,964	10/07/22	(70,196)
	GBP	5,128,919	USD	5,907,849	10/13/22	(179,518)
	GBP	2,040,625	USD	2,321,115	10/21/22	(41,591)
	GBP	1,034,707	USD	1,175,427	10/24/22	(19,507)
	GBP	502,022	USD	567,034	10/26/22	(6,176)
	GBP	1,588,638	USD	1,819,663	12/21/22	(43,566)
	HUF	723,814,529	USD	1,758,943	10/24/22	(94,249)
	ILS	1,824,046	USD	526,500	10/03/22	(14,862)
	ILS	19,344,180	USD	5,655,901	10/06/22	(228,197)
	ILS	11,917,814	USD	3,404,453	10/24/22	(55,270)
	ILS	1,824,046	USD	517,863	12/22/22	(2,496)
	INR	71,712,000	USD	900,000	10/03/22	(19,921)
	INR	273,167,145	USD	3,400,557	10/14/22	(57,000)
	INR	95,114,631	USD	1,188,933	10/19/22	(25,135)
	INR	61,102,830	USD	753,147	10/27/22	(5,923)
	JPY	214,251,190	USD	1,511,060	12/21/22	(16,372)
	KRW	4,499,342,965	USD	3,244,985	10/06/22	(112,143)
	KRW	3,427,041,673	USD	2,447,907	10/13/22	(65,018)
	KRW	4,919,418,391	USD	3,477,104	10/17/22	(58,260)
	KRW	2,015,848,658	USD	1,401,453	10/31/22	(2,792)
	MXN	152,257,832	USD	7,562,262	12/21/22	(113,988)
	NOK	25,323,829	USD	2,439,402	10/07/22	(113,743)
	NOK	28,235,624	USD	2,730,398	10/19/22	(136,995)
	NOK	31,435,292	USD	3,000,551	10/24/22	(113,107)
	NOK	9,390,327	USD	898,058	10/27/22	(35,497)
	NOK	875,274	USD	82,016	11/04/22	(1,603)
	NOK	40,394,973	USD	4,101,429	12/21/22	(383,836)
	NZD	2,215,953	AUD	1,963,783	12/21/22	(17,276)
	NZD	1,102,192	CAD	873,145	12/21/22	(15,234)
	NZD	3,958,013	USD	2,401,515	10/03/22	(186,373)
	NZD	6,421,101	USD	3,829,532	10/13/22	(235,776)
	NZD	4,274,712	USD	2,591,690	10/14/22	(199,221)
	NZD	8,700,677	USD	5,135,221	10/19/22	(265,591)
	NZD	2,627,309	USD	1,534,338	10/25/22	(63,863)
	NZD	5,742,910	USD	3,433,854	10/27/22	(219,603)
	NZD	6,836,210	USD	3,917,834	10/28/22	(91,667)
	NZD	3,090,500	USD	1,898,262	12/21/22	(167,824)
	PLN	5,018,842	EUR	1,050,982	10/26/22	(23,816)

The accompanying notes are an integral part of these financial statements.                27

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	PLN	4,012,686	USD	865,876	10/20/22	$(59,027)
	PLN	41,231,653	USD	8,784,641	12/21/22	(584,641)
	SEK	7,160,957	EUR	663,314	12/21/22	(5,607)
	SEK	27,093,525	USD	2,515,647	10/20/22	(72,067)
	SEK	15,456,449	USD	1,427,848	10/24/22	(33,563)
	SEK	7,107,456	USD	668,402	12/21/22	(24,437)
	SGD	2,607,307	USD	1,817,759	10/26/22	(1,958)
	SGD	7,217,793	USD	5,173,804	12/21/22	(142,527)
	TRY	28,817,581	USD	1,537,925	10/17/22	(21,302)
	TWD	121,660,560	USD	4,068,041	10/03/22	(240,406)
	TWD	322,756,708	USD	10,471,977	10/06/22	(328,957)
	TWD	84,115,195	USD	2,688,388	10/17/22	(45,776)
	TWD	33,784,209	USD	1,071,154	10/26/22	(9,705)
	USD	235,514	BRL	1,283,102	10/31/22	(574)
	USD	281,503	BRL	1,533,344	11/03/22	(451)
	USD	241,632	CLP	237,717,857	10/27/22	(2,912)
	USD	1,668,849	CNH	11,962,311	10/24/22	(7,298)
	USD	1,067,200	CNH	7,739,961	10/26/22	(17,348)
	USD	3,258,000	CNH	23,600,310	12/21/22	(53,439)
	USD	3,138,669	EUR	3,214,202	10/11/22	(13,816)
	USD	746,722	EUR	764,590	10/14/22	(3,349)
	USD	1,852,861	EUR	1,924,520	10/26/22	(36,744)
	USD	1,033,030	EUR	1,072,400	12/21/22	(24,990)
	USD	601,609	GBP	557,197	10/07/22	(20,623)
	USD	3,429,110	GBP	3,207,077	10/21/22	(153,426)
	USD	3,757,277	GBP	3,477,950	10/24/22	(128,109)
	USD	2,714,971	GBP	2,483,335	10/26/22	(59,405)
	USD	3,714,216	GBP	3,426,048	10/27/22	(113,447)
	USD	1,921,660	GBP	1,784,415	12/21/22	(73,317)
	USD	1,775,997	INR	145,397,700	10/03/22	(8,383)
	USD	1,833,696	KRW	2,642,356,167	10/17/22	(2,660)
	USD	1,057,714	NOK	11,597,829	10/27/22	(7,622)
	USD	865,360	PLN	4,338,425	10/20/22	(6,988)
	USD	3,140,222	SEK	35,406,148	10/20/22	(53,079)
	USD	739,500	SEK	8,422,920	12/21/22	(23,652)
	USD	697,662	SGD	1,008,924	10/26/22	(4,981)
	USD	8,083,106	TWD	257,436,977	10/03/22	(16,272)
	USD	1,999,008	TWD	63,638,414	10/06/22	(906)
	USD	659,500	TWD	20,993,864	10/26/22	(96)
	USD	1,362,318	ZAR	24,760,135	10/13/22	(4,001)
	ZAR	95,253,976	USD	5,514,693	10/11/22	(257,371)
	ZAR	25,285,961	USD	1,430,208	10/12/22	(34,740)
	ZAR	16,810,580	USD	945,001	10/13/22	(17,356)
	ZAR	21,454,269	USD	1,250,978	10/14/22	(67,196)
	ZAR	115,642,641	USD	6,502,130	10/20/22	(124,937)
	ZAR	16,054,806	USD	898,047	10/27/22	(13,279)

28                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	25	12/20/22	$2,801,563	$ (7,917)
2 Year U.S. Treasury Notes	245	12/30/22	50,320,703	(761,109)
20 Year U.S. Treasury Bonds	132	12/20/22	16,685,625	(1,175,386)
5 Year U.S. Treasury Notes	229	12/30/22	24,619,289	(207,190)
Ultra 10 Year U.S. Treasury Notes	137	12/20/22	16,232,359	(966,710)
Ultra Long U.S. Treasury Bonds	116	12/20/22	15,892,000	(1,172,422)

TOTAL FUTURES CONTRACTS				$(4,290,734)

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date		Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID
Average(a)	10.565%(a)	01/02/23	BRL	14,880		$(32,901)	$—	$(32,901)
1M BID
Average(a)	12.400(a)	01/02/23		14,140		15,126	(140)	15,266
5.800%(a)	1M BID Average(a)	01/02/23		130,700		1,300,231	13,897	1,286,334
1M BID
Average(b)	7.200(b)	01/02/23		141,640		(1,153,946)	2,162	(1,156,108)
1M BID
Average(a)	11.814(a)	01/02/24		21,053		(26,632)	(14,417)	(12,215)
1M BID
Average(a)	12.300(a)	01/02/24		6,140		2,703	(20,673)	23,376
3.000(c)	3M KWCDC(c)	06/15/24	KRW	26,701,720		382,297	22,151	360,146
9.200(a)	Mexico Interbank TIIE 28 Days(a)	12/18/24	MXN	155,550	(d)	117,452	1,202	116,250
3M CNY(c)	2.500(c)	12/21/24	CNY	152,930	(d)	95,637	169,491	(73,854)
3M SOFR(e)	3.600(e)	12/21/24	$	33,290	(d)	(405,209)	(191,489)	(213,720)
3.750(c)	3M HIBOR(c)	12/21/24	HKD	272,410	(d)	501,514	244,662	256,852
8.750(c)	3M JIBAR(a)	12/21/24	ZAR	315,975	(d)	(117,015)	(273,904)	156,889
1.500(e)	6M EURO(f)	12/21/24	EUR	7,030	(d)	207,055	165,612	41,443
7.500(e)	6M WIBOR(f)	12/21/24	PLN	24,025	(d)	9,767	(51,364)	61,131
10.950(a)	1M BID Average(a)	01/02/25	BRL	3,600		10,859	685	10,174
3M CNY(c)	2.500(a)	12/21/27	CNY	75,750	(d)	(44,871)	47,014	(91,885)
6M WIBOR(f)	6.500(e)	12/21/27	PLN	6,875	(d)	(28,983)	21,449	(50,432)
1.500(e)	6M EURO(f)	12/21/27	EUR	6,950	(d)	500,461	346,821	153,640
6.750(e)	6M WIBOR(a)	12/21/27	PLN	6,875	(d)	15,035	6,175	8,860
1.750(e)	6M EURO(f)	12/21/29	EUR	4,930	(d)	414,175	251,359	162,816
Mexico
Interbank TIIE
28 Days(a)	8.600(a)	12/08/32	MXN	44,420	(d)	(82,972)	2,644	(85,616)
3.750(c)	3M KWCDC(c)	12/21/32	KRW	7,424,090	(d)	33,085	(154,250)	187,335
2.500(e)	3M SOFR(e)	12/21/32	$	11,040	(d)	954,108	786,810	167,298
6M WIBOR(e)	6.250(e)	12/21/32	PLN	12,900	(d)	(112,862)	44,683	(157,545)
2.000(e)	6M EURO(f)	12/21/32	EUR	10,800	(d)	1,057,325	600,707	456,618

The accompanying notes are an integral part of these financial statements.                29

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M JIBAR(c)	9.500%(e)	12/21/32	ZAR	84,050(d)	$(75,751)	$93,739	$(169,490)
2.000%(e)	6M EURO(f)	12/21/37	EUR	8,640(d)	1,148,440	617,099	531,341

TOTAL					$4,684,128	$2,732,125	$1,952,003

(a)	Payments made at monthly.
(b)	Payments made at maturity.
(c)	Payments made quarterly.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.
(e)	Payments made annually.
(f)	Payments made semi-annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Arab Republic of Egypt, 4.550%, 09/20/23	1.000%	13.700%	Barclays Bank PLC	06/20/27	$1,630	$(619,157)	$(306,126)	$(313,031)
Ukraine Government, 7.375%, 09/25/32	5.000	0.000	Deutsche Bank AG (London)	12/20/23	—	5,133	(324)	5,457

TOTAL						$(614,024)	$(306,450)	$(307,574)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Argentine Republic, 1.000%, 07/09/29	5.000%	53.310%	12/20/25	$560	$(397,067)	$(76,191)	$ (320,876)
ICE CD ITXEB 38	1.000	3.339	12/20/27	2,810	(279,411)	(222,306)	(57,105)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.523	12/20/26	6,790	144,442	128,839	15,603
Republic of Chile, 3.240%, 12/20/2027”	1.000	1.686	12/20/27	5,340	(165,622)	(144,157)	(21,465)
Republic of Indonesia, 5.875%, 12/20/2027	1.000	1.574	12/20/27	14,090	(355,576)	(131,715)	(223,861)
Republic of Panama, 8.875%, 12/20/2027”	1.000	1.830	12/20/27	2,260	(84,552)	(71,520)	(13,032)

30                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of Panama, 8.875%, 06/20/2027	1.000%	1.720%	06/20/27	$2,360	$(61,710)	$(26,397)	$ (35,313)
Republic of Peru, 8.750%, 06/20/2027	1.000	1.563	06/20/27	7,420	(162,950)	15,595	(178,545)
Republic of the Philippines, 10.625%, 12/20/2027	1.000	1.473	12/20/27	7,920	(168,405)	(108,690)	(59,715)
United Mexican States, 4.150%, 12/20/2027”	1.000	1.952	12/20/27	17,080	(731,280)	(506,042)	(225,238)

TOTAL					$(2,262,131)	$(1,142,584)	$(1,119,547)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	4,900,000	$4,900,000	$44,464	$ 164,150	$(119,686)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	6,050,000	6,050,000	56,886	224,661	(167,774)

				10,950,000	$10,950,000	$101,350	$ 388,811	$(287,460)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000	05/05/2023	5,920,000	5,920,000	336,609	207,104	129,505
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	5,090,000	5,090,000	315,871	198,154	117,717
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	5,090,000	5,090,000	360,165	183,772	176,394

				16,100,000	$16,100,000	$1,012,645	$ 589,030	$ 423,616

Total purchased option contracts				27,050,000	$27,050,000	$1,113,995	$ 977,841	$ 136,156

Written option contracts
Calls
1Y IRS	Citibank NA	1.750	07/28/2023	(4,900,000)	(4,900,000)	(16,648)	(61,250)	44,602
1Y IRS	Citibank NA	2.075	07/28/2023	(4,900,000)	(4,900,000)	(27,422)	(102,900)	75,478
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(6,050,000)	(6,050,000)	(16,331)	(85,585)	69,254
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(6,050,000)	(6,050,000)	(30,993)	(139,076)	108,082

				(21,900,000)	$(21,900,000)	$(91,394)	$(388,811)	$ 297,416

The accompanying notes are an integral part of these financial statements.                31

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
1Y IRS	Deutsche Bank AG (London)	3.891%	05/05/2023	(5,920,000)	$(5,920,000)	$(120,546)	$ (76,079)	$ (44,467)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(5,920,000)	(5,920,000)	(207,739)	(131,025)	(76,715)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(5,090,000)	(5,090,000)	(210,959)	(121,449)	(89,510)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(5,090,000)	(5,090,000)	(136,431)	(76,705)	(59,726)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(5,090,000)	(5,090,000)	(162,636)	(70,313)	(92,323)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(5,090,000)	(5,090,000)	(246,973)	(113,459)	(133,514)

				(32,200,000)	$(32,200,000)	$(1,085,284)	$(589,030)	$(496,255)

Total written option contracts				(54,100,000)	$(54,100,000)	$(1,176,678)	$(977,841)	$(198,839)

TOTAL				(27,050,000)	$(27,050,000)	$(62,683)	$ —	$ (62,683)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put NOK	Barclays Bank PLC	10.385%	10/17/2022	2,662,000	$2,662,000	$126,653	$21,642	$105,011
Call USD/Put ZAR	BNP Paribas SA	17.929	10/07/2022	2,667,000	2,667,000	40,226	23,763	16,463
Call USD/Put ZAR	BNP Paribas SA	18.730	10/27/2022	4,784,000	4,784,000	38,846	47,424	(8,578)
Call USD/Put HUF	BofA Securities LLC	447.000	10/20/2022	2,392,000	2,392,000	29,706	29,309	397
Call USD/Put TWD	BofA Securities LLC	30.850	10/04/2022	5,416,000	5,416,000	159,718	18,523	141,195
Call USD/Put ZAR	BofA Securities LLC	17.965	10/10/2022	2,674,000	2,674,000	41,995	23,341	18,654
Call USD/Put ZAR	BofA Securities LLC	18.300	10/18/2022	5,322,000	5,322,000	61,517	41,671	19,846
Call USD/Put ZAR	BofA Securities LLC	18.370	10/25/2022	2,498,000	2,498,000	31,959	24,235	7,724
Call USD/Put CNH	Citibank NA	7.245	10/20/2022	4,929,000	4,929,000	18,139	19,199	(1,060)
Call USD/Put ILS	Citibank NA	3.519	10/20/2022	5,072,000	5,072,000	96,966	34,307	62,659
Call USD/Put INR	Citibank NA	82.200	10/21/2022	3,813,000	3,813,000	17,029	12,221	4,808
Call USD/Put KRW	Citibank NA	1,481.500	10/27/2022	2,392,000	2,392,000	10,077	15,210	(5,133)
Call USD/Put NOK	Citibank NA	10.725	10/25/2022	2,498,000	2,498,000	66,692	22,580	44,112
Call USD/Put SEK	Deutsche Bank AG (London)	11.083	10/18/2022	2,661,000	2,661,000	42,028	17,478	24,550
Call USD/Put SEK	Deutsche Bank AG (London)	11.090	10/18/2022	2,661,000	2,661,000	41,219	17,028	24,191
Call USD/Put SEK	Deutsche Bank AG (London)	11.600	10/18/2022	2,465,000	2,465,000	9,384	22,227	(12,843)
Call USD/Put ZAR	Deutsche Bank AG (London)	18.100	10/11/2022	2,638,000	2,638,000	32,677	20,566	12,111
Call USD/Put ZAR	Deutsche Bank AG (London)	18.760	10/27/2022	2,392,000	2,392,000	18,617	23,183	(4,566)
Call USD/Put NOK	HSBC Bank PLC	11.018	11/02/2022	4,719,000	4,719,000	52,711	52,711	—
Call USD/Put BRL	JPMorgan Securities, Inc.	5.670	10/11/2022	4,845,000	4,845,000	21,405	82,610	(61,205)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,416.500	10/13/2022	2,670,000	2,670,000	45,745	16,949	28,796

32                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put NOK	JPMorgan Securities, Inc.	10.500%	10/20/2022	2,638,000	$2,638,000	$104,146	$23,352	$80,794
Call USD/Put TRY	JPMorgan Securities, Inc.	18.770	10/13/2022	2,694,000	2,694,000	30,310	35,313	(5,003)
Call USD/Put TWD	JPMorgan Securities, Inc.	31.960	10/24/2022	5,084,000	5,084,000	27,133	20,397	6,736
Call USD/Put BRL	MS & Co. Int. PLC	5.623	10/27/2022	2,422,000	2,422,000	31,612	25,450	6,162
Call USD/Put KRW	MS & Co. Int. PLC	1,386.100	10/04/2022	2,675,000	2,675,000	93,058	17,131	75,927
Call USD/Put NOK	MS & Co. Int. PLC	11.350	10/25/2022	2,392,000	2,392,000	16,196	20,193	(3,997)
Call USD/Put CNH	Standard Chartered Bank	7.130	10/20/2022	5,072,000	5,072,000	45,349	18,665	26,684
Call USD/Put INR	Standard Chartered Bank	80.950	10/17/2022	2,662,000	2,662,000	27,216	6,631	20,585
Call USD/Put KRW	Standard Chartered Bank	1,412.800	10/11/2022	4,001,000	4,001,000	73,986	28,463	45,523
Call USD/Put TWD	Standard Chartered Bank	31.400	10/13/2022	5,340,000	5,340,000	63,834	18,716	45,118
Call USD/Put NOK	UBS AG (London)	10.350	10/05/2022	2,670,000	2,670,000	129,495	15,753	113,742
Call USD/Put SEK	UBS AG (London)	11.055	10/20/2022	2,638,000	2,638,000	46,363	20,999	25,364
Call USD/Put ZAR	UBS AG (London)	17.710	10/12/2022	2,692,000	2,692,000	70,218	18,978	51,240

				115,150,000	$115,150,000	$1,762,225	$856,218	$906,007

Puts
Put GBP/Call USD	Barclays Bank PLC	1.110	10/20/2022	4,444,000	4,444,000	78,230	31,386	46,844
Put EUR/Call USD	BNP Paribas SA	0.995	10/12/2022	2,681,000	2,681,000	47,314	12,978	34,336
Put EUR/Call USD	BNP Paribas SA	0.976	10/24/2022	2,573,000	2,573,000	28,361	17,950	10,411
Put EUR/Call USD	BofA Securities LLC	0.974	10/24/2022	2,573,000	2,573,000	26,404	15,448	10,956
Put EUR/Call USD	BofA Securities LLC	0.947	10/24/2022	2,511,000	2,511,000	9,118	15,193	(6,075)
Put NZD/Call USD	BofA Securities LLC	0.585	10/17/2022	4,423,000	4,423,000	110,214	19,639	90,575
Put NZD/Call USD	Citibank NA	0.543	10/26/2022	4,224,000	4,224,000	16,758	18,979	(2,221)
Put EUR/Call USD	Credit Suisse International	0.982	10/07/2022	5,325,000	5,325,000	43,029	24,672	18,357
Put GBP/Call USD	Deutsche Bank AG (London)	1.134	10/11/2022	2,333,000	2,333,000	58,728	15,623	43,105
Put GBP/Call USD	Deutsche Bank AG (London)	1.105	10/24/2022	2,243,000	2,243,000	38,333	15,033	23,300
Put EUR/Call USD	HSBC Bank PLC	0.977	10/05/2022	5,353,000	5,353,000	25,701	37,084	(11,383)
Put NZD/Call USD	HSBC Bank PLC	0.591	10/11/2022	8,818,965	8,818,965	263,873	44,553	219,320
Put NZD/Call USD	HSBC Bank PLC	0.556	10/20/2022	6,415,000	6,415,000	43,251	24,433	18,818
Put NZD/Call USD	HSBC Bank PLC	0.572	10/25/2022	8,651,000	8,651,000	136,449	43,284	93,165
Put GBP/Call USD	MS & Co. Int. PLC	1.116	10/19/2022	3,474,198	3,474,198	69,110	31,002	38,108
Put GBP/Call USD	MS & Co. Int. PLC	1.090	10/25/2022	8,873,000	8,873,000	114,279	76,165	38,114
Put GBP/Call USD	MS & Co. Int. PLC	1.062	10/25/2022	8,873,000	8,873,000	63,980	75,818	(11,838)
Put NZD/Call USD	MS & Co. Int. PLC	0.580	10/20/2022	6,654,000	6,654,000	140,120	32,450	107,670
Put EUR/Call USD	Standard Chartered Bank	0.998	10/12/2022	2,681,000	2,681,000	53,034	13,355	39,679
Put EUR/Call USD	Standard Chartered Bank	0.942	10/24/2022	2,486,000	2,486,000	7,580	18,113	(10,533)

The accompanying notes are an integral part of these financial statements.                33

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	Standard Chartered Bank	0.962%	10/25/2022	5,090,000	$5,090,000	$33,652	$31,798	$1,854
Put GBP/Call USD	Standard Chartered Bank	1.125	10/05/2022	4,634,000	4,634,000	69,566	40,677	28,889
Put NZD/Call USD	Standard Chartered Bank	0.567	10/26/2022	4,280,000	4,280,000	54,946	21,785	33,161
Put NZD/Call USD	UBS AG (London)	0.598	10/12/2022	4,409,000	4,409,000	161,855	16,286	145,569

				114,022,163	$114,022,163	$1,693,885	$693,704	$1,000,181

Total purchased option contracts				229,172,163	$229,172,163	$3,456,110	$1,549,922	$1,906,188

Written option contracts
Calls
Call EUR/Put CZK	Barclays Bank PLC	24.700	10/07/2022	(1,347,000)	(1,347,000)	(2,197)	(9,303)	7,106
Call USD/Put SGD	Barclays Bank PLC	1.404	10/17/2022	(1,331,000)	(1,331,000)	(30,618)	(9,929)	(20,689)
Call EUR/Put USD	BNP Paribas SA	1.037	10/12/2022	(2,681,000)	(2,681,000)	(547)	(11,486)	10,939
Call USD/Put ZAR	BNP Paribas SA	18.205	10/27/2022	(2,392,000)	(2,392,000)	(40,391)	(46,005)	5,614
Call USD/Put TWD	BofA Securities LLC	30.500	10/04/2022	(2,708,000)	(2,708,000)	(109,666)	(19,498)	(90,168)
Call USD/Put TWD	BofA Securities LLC	31.640	11/02/2022	(1,180,000)	(1,180,000)	(10,862)	(10,862)	—
Call USD/Put ZAR	BofA Securities LLC	17.965	10/10/2022	(2,674,000)	(2,674,000)	(30,879)	(30,879)	—
Call USD/Put ZAR	BofA Securities LLC	17.710	10/12/2022	(2,692,000)	(2,692,000)	(70,218)	(51,772)	(18,446)
Call EUR/Put CZK	Citibank NA	24.710	10/26/2022	(1,270,000)	(1,270,000)	(6,578)	(8,050)	1,472
Call EUR/Put SEK	Citibank NA	10.730	10/05/2022	(1,338,000)	(1,338,000)	(18,201)	(10,509)	(7,692)
Call USD/Put CNH	Citibank NA	7.130	10/20/2022	(5,072,000)	(5,072,000)	(45,349)	(52,064)	6,715
Call USD/Put INR	Citibank NA	80.950	10/17/2022	(2,662,000)	(2,662,000)	(27,216)	(19,499)	(7,717)
Call USD/Put KRW	Citibank NA	1,416.500	10/13/2022	(2,670,000)	(2,670,000)	(45,745)	(56,836)	11,091
Call USD/Put NOK	Citibank NA	10.350	10/05/2022	(2,670,000)	(2,670,000)	(129,495)	(46,151)	(83,344)
Call USD/Put SGD	Citibank NA	1.398	10/04/2022	(1,338,000)	(1,338,000)	(35,848)	(8,885)	(26,963)
Call EUR/Put CHF	Credit Suisse International	0.980	10/04/2022	(1,346,000)	(1,346,000)	(848)	(14,863)	14,015
Call USD/Put SEK	Credit Suisse International	10.910	10/25/2022	(1,273,000)	(1,273,000)	(8,892)	(9,343)	451
Call GBP/Put USD	Deutsche Bank AG (London)	1.190	10/11/2022	(2,333,000)	(2,333,000)	(1,672)	(13,080)	11,408
Call USD/Put INR	Deutsche Bank AG (London)	79.800	10/17/2022	(1,331,000)	(1,331,000)	(28,555)	(8,577)	(19,978)
Call USD/Put SEK	Deutsche Bank AG (London)	11.083	10/18/2022	(2,661,000)	(2,661,000)	(42,028)	(78,401)	36,373
Call USD/Put ZAR	Deutsche Bank AG (London)	18.100	10/11/2022	(2,638,000)	(2,638,000)	(32,677)	(40,156)	7,479
Call EUR/Put SEK	HSBC Bank PLC	10.688	10/17/2022	(1,331,000)	(1,331,000)	(24,599)	(10,777)	(13,822)
Call EUR/Put USD	HSBC Bank PLC	0.981	12/01/2022	(1,208,000)	(1,208,000)	(25,297)	(25,297)	—
Call USD/Put CNH	HSBC Bank PLC	6.965	10/13/2022	(1,335,000)	(1,335,000)	(32,822)	(8,704)	(24,118)
Call USD/Put NOK	HSBC Bank PLC	10.654	11/02/2022	(2,359,000)	(2,359,000)	(52,759)	(52,759)	—
Call USD/Put SGD	HSBC Bank PLC	1.405	10/10/2022	(1,337,000)	(1,337,000)	(29,227)	(8,557)	(20,670)
Call USD/Put SGD	HSBC Bank PLC	1.433	10/27/2022	(1,211,000)	(1,211,000)	(11,930)	(10,203)	(1,727)
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.965	10/24/2022	(1,287,000)	(1,287,000)	(14,472)	(12,899)	(1,573)
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.735	10/13/2022	(1,333,000)	(1,333,000)	(37,639)	(14,113)	(23,526)

34                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put BRL	JPMorgan Securities, Inc.	5.408%	10/11/2022	(2,422,000)	$(2,422,000)	$(40,602)	$ (82,835)	$ 42,233
Call USD/Put CNH	JPMorgan Securities, Inc.	7.140	10/27/2022	(1,211,000)	(1,211,000)	(11,014)	(10,100)	(914)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,386.100	10/04/2022	(2,675,000)	(2,675,000)	(93,058)	(34,248)	(58,810)
Call USD/Put TWD	JPMorgan Securities, Inc.	31.400	10/13/2022	(5,340,000)	(5,340,000)	(63,834)	(48,252)	(15,582)
Call USD/Put ZAR	JPMorgan Securities, Inc.	17.929	10/07/2022	(2,667,000)	(2,667,000)	(40,226)	(35,657)	(4,569)
Call EUR/Put CZK	MS & Co. Int. PLC	24.600	10/13/2022	(1,333,000)	(1,333,000)	(5,844)	(6,745)	901
Call EUR/Put PLN	MS & Co. Int. PLC	4.735	10/07/2022	(1,347,000)	(1,347,000)	(35,799)	(13,375)	(22,424)
Call EUR/Put SEK	MS & Co. Int. PLC	10.635	10/12/2022	(1,340,000)	(1,340,000)	(29,970)	(10,036)	(19,934)
Call EUR/Put USD	MS & Co. Int. PLC	0.965	10/03/2022	(1,270,000)	(1,270,000)	(21,382)	(9,779)	(11,603)
Call USD/Put INR	MS & Co. Int. PLC	79.970	10/07/2022	(1,334,000)	(1,334,000)	(23,984)	(7,713)	(16,271)
Call USD/Put INR	MS & Co. Int. PLC	81.900	11/03/2022	(1,190,000)	(1,190,000)	(9,069)	(11,557)	2,488
Call USD/Put NOK	MS & Co. Int. PLC	10.385	10/17/2022	(2,662,000)	(2,662,000)	(110,593)	(110,593)	—
Call USD/Put NOK	MS & Co. Int. PLC	10.725	10/25/2022	(2,498,000)	(2,498,000)	(66,692)	(77,968)	11,276
Call USD/Put TWD	MS & Co. Int. PLC	30.500	10/04/2022	(1,338,000)	(1,338,000)	(54,185)	(8,484)	(45,701)
Call USD/Put TWD	MS & Co. Int. PLC	30.980	10/13/2022	(1,347,000)	(1,347,000)	(31,589)	(8,818)	(22,771)
Call EUR/Put USD	Standard Chartered Bank	1.040	10/12/2022	(2,681,000)	(2,681,000)	(431)	(11,578)	11,147
Call USD/Put TWD	Standard Chartered Bank	30.850	10/04/2022	(5,416,000)	(5,416,000)	(159,718)	(53,202)	(106,516)
Call USD/Put TWD	Standard Chartered Bank	31.290	10/20/2022	(1,319,000)	(1,319,000)	(20,619)	(11,885)	(8,734)
Call EUR/Put CHF	UBS AG (London)	0.973	10/12/2022	(1,340,000)	(1,340,000)	(6,285)	(13,338)	7,053
Call EUR/Put CHF	UBS AG (London)	0.960	10/25/2022	(1,273,000)	(1,273,000)	(18,395)	(13,248)	(5,147)
Call NZD/Put USD	UBS AG (London)	0.629	10/12/2022	(4,409,000)	(4,409,000)	(27)	(14,365)	14,338

				(103,420,000)	$(103,420,000)	$(1,790,543)	$(1,293,233)	$ (497,310)

Puts
Put EUR/Call CZK	Barclays Bank PLC	24.700	10/07/2022	(1,347,000)	(1,347,000)	(6,040)	(5,488)	(552)
Put GBP/Call USD	Barclays Bank PLC	1.125	10/05/2022	(4,634,000)	(4,634,000)	(69,566)	(35,656)	(33,910)
Put USD/Call NOK	Barclays Bank PLC	9.803	10/17/2022	(2,662,000)	(2,662,000)	(346)	(13,709)	13,363
Put USD/Call SGD	Barclays Bank PLC	1.404	10/17/2022	(1,331,000)	(1,331,000)	(1,166)	(8,039)	6,873
Put EUR/Call USD	BNP Paribas SA	0.995	10/12/2022	(2,681,000)	(2,681,000)	(47,314)	(34,347)	(12,967)
Put USD/Call ZAR	BNP Paribas SA	16.935	10/07/2022	(2,667,000)	(2,667,000)	(104)	(14,002)	13,898
Put EUR/Call USD	BofA Securities LLC	0.998	10/12/2022	(2,681,000)	(2,681,000)	(53,034)	(37,702)	(15,332)
Put EUR/Call USD	BofA Securities LLC	0.974	10/24/2022	(2,573,000)	(2,573,000)	(26,404)	(43,615)	17,211
Put USD/Call HUF	BofA Securities LLC	388.750	10/20/2022	(2,638,000)	(2,638,000)	(1,617)	(21,096)	19,479
Put USD/Call TWD	BofA Securities LLC	31.640	11/02/2022	(1,180,000)	(1,180,000)	(10,862)	(10,862)	—
Put USD/Call ZAR	BofA Securities LLC	17.180	10/18/2022	(5,322,000)	(5,322,000)	(6,860)	(35,551)	28,691
Put EUR/Call CZK	Citibank NA	24.710	10/26/2022	(1,270,000)	(1,270,000)	(6,597)	(5,151)	(1,446)
Put EUR/Call SEK	Citibank NA	10.730	10/05/2022	(1,338,000)	(1,338,000)	(291)	(9,778)	9,487
Put NZD/Call USD	Citibank NA	0.567	10/26/2022	(4,280,000)	(4,280,000)	(54,946)	(57,089)	2,143
Put USD/Call SGD	Citibank NA	1.398	10/04/2022	(1,338,000)	(1,338,000)	(5)	(7,673)	7,668
Put EUR/Call CHF	Credit Suisse International	0.980	10/04/2022	(1,346,000)	(1,346,000)	(17,993)	(12,453)	(5,540)

The accompanying notes are an integral part of these financial statements.                35

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call SEK	Credit Suisse International	10.910%	10/25/2022	(1,273,000)	$(1,273,000)	$(11,872)	$(10,860)	$ (1,012)
Put GBP/Call USD	Deutsche Bank AG (London)	1.134	10/11/2022	(2,333,000)	(2,333,000)	(58,728)	(32,692)	(26,036)
Put USD/Call INR	Deutsche Bank AG (London)	79.800	10/17/2022	(1,331,000)	(1,331,000)	(962)	(6,914)	5,952
Put USD/Call SEK	Deutsche Bank AG (London)	10.493	10/18/2022	(2,661,000)	(2,661,000)	(3,220)	(15,069)	11,849
Put USD/Call SEK	Deutsche Bank AG (London)	10.500	10/18/2022	(2,661,000)	(2,661,000)	(3,356)	(15,421)	12,065
Put EUR/Call SEK	HSBC Bank PLC	10.688	10/17/2022	(1,331,000)	(1,331,000)	(1,370)	(9,048)	7,678
Put EUR/Call USD	HSBC Bank PLC	0.977	10/05/2022	(5,353,000)	(5,353,000)	(25,701)	(17,845)	(7,856)
Put EUR/Call USD	HSBC Bank PLC	0.981	12/01/2022	(1,208,000)	(1,208,000)	(25,297)	(25,297)	—
Put NZD/Call USD	HSBC Bank PLC	0.591	10/11/2022	(8,818,965)	(8,818,965)	(263,873)	(98,932)	(164,941)
Put NZD/Call USD	HSBC Bank PLC	0.580	10/20/2022	(6,654,000)	(6,654,000)	(140,120)	(90,578)	(49,542)
Put USD/Call CNH	HSBC Bank PLC	6.965	10/13/2022	(1,335,000)	(1,335,000)	(39,369)	(8,704)	(30,665)
Put USD/Call SGD	HSBC Bank PLC	1.405	10/10/2022	(1,337,000)	(1,337,000)	(489)	(8,556)	8,067
Put USD/Call SGD	HSBC Bank PLC	1.433	10/27/2022	(1,211,000)	(1,211,000)	(9,271)	(10,202)	931
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.965	10/24/2022	(1,287,000)	(1,287,000)	(11,796)	(14,353)	2,557
Put EUR/Call PLN	JPMorgan Securities, Inc.	4.735	10/13/2022	(1,333,000)	(1,333,000)	(1,255)	(10,275)	9,020
Put USD/Call CNH	JPMorgan Securities, Inc.	7.140	10/27/2022	(1,211,000)	(1,211,000)	(11,971)	(10,100)	(1,871)
Put USD/Call NOK	JPMorgan Securities, Inc.	9.950	10/20/2022	(2,638,000)	(2,638,000)	(1,092)	(16,572)	15,480
Put EUR/Call CZK	MS & Co. Int. PLC	24.600	10/13/2022	(1,333,000)	(1,333,000)	(5,844)	(6,745)	901
Put EUR/Call PLN	MS & Co. Int. PLC	4.735	10/07/2022	(1,347,000)	(1,347,000)	(541)	(13,375)	12,834
Put EUR/Call SEK	MS & Co. Int. PLC	10.635	10/12/2022	(1,340,000)	(1,340,000)	(347)	(10,037)	9,690
Put EUR/Call USD	MS & Co. Int. PLC	0.965	10/03/2022	(1,270,000)	(1,270,000)	(998)	(9,779)	8,781
Put GBP/Call USD	MS & Co. Int. PLC	1.110	10/20/2022	(4,444,000)	(4,444,000)	(78,230)	(195,791)	117,561
Put GBP/Call USD	MS & Co. Int. PLC	1.105	10/24/2022	(2,243,000)	(2,243,000)	(36,367)	(78,685)	42,318
Put GBP/Call USD	MS & Co. Int. PLC	1.112	10/25/2022	(4,436,000)	(4,436,000)	(88,763)	(70,169)	(18,594)
Put GBP/Call USD	MS & Co. Int. PLC	1.090	10/25/2022	(8,873,000)	(8,873,000)	(114,279)	(156,246)	41,967
Put NZD/Call USD	MS & Co. Int. PLC	0.598	10/12/2022	(4,409,000)	(4,409,000)	(161,855)	(49,533)	(112,322)
Put USD/Call BRL	MS & Co. Int. PLC	5.149	10/27/2022	(2,422,000)	(2,422,000)	(21,459)	(21,912)	453
Put USD/Call INR	MS & Co. Int. PLC	79.970	10/07/2022	(1,334,000)	(1,334,000)	(264)	(7,712)	7,448
Put USD/Call INR	MS & Co. Int. PLC	81.900	11/03/2022	(1,190,000)	(1,190,000)	(12,170)	(11,557)	(613)
Put USD/Call TWD	MS & Co. Int. PLC	30.500	10/04/2022	(1,338,000)	(1,338,000)	(1)	(8,483)	8,482
Put USD/Call TWD	MS & Co. Int. PLC	30.980	10/13/2022	(1,347,000)	(1,347,000)	(556)	(8,817)	8,261
Put EUR/Call USD	Standard Chartered Bank	0.982	10/07/2022	(5,325,000)	(5,325,000)	(43,029)	(58,969)	15,940
Put EUR/Call USD	Standard Chartered Bank	0.976	10/24/2022	(2,573,000)	(2,573,000)	(28,361)	(59,295)	30,934
Put NZD/Call USD	Standard Chartered Bank	0.585	10/17/2022	(4,423,000)	(4,423,000)	(110,214)	(50,295)	(59,919)
Put USD/Call INR	Standard Chartered Bank	79.250	10/17/2022	(2,662,000)	(2,662,000)	(862)	(5,965)	5,103
Put USD/Call TWD	Standard Chartered Bank	31.290	10/20/2022	(1,319,000)	(1,319,000)	(3,026)	(8,844)	5,818

36                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call CHF	UBS AG (London)	0.973%	10/12/2022	(1,340,000)	$(1,340,000)	$(14,048)	$ (14,992)	$ 944
Put EUR/Call CHF	UBS AG (London)	0.960	10/25/2022	(1,273,000)	(1,273,000)	(9,323)	(13,248)	3,925
Put NZD/Call USD	UBS AG (London)	0.572	10/25/2022	(4,325,500)	(4,325,500)	(68,224)	(42,760)	(25,464)
Put USD/Call SEK	UBS AG (London)	10.560	10/20/2022	(2,638,000)	(2,638,000)	(5,429)	(14,667)	9,238
Put USD/Call ZAR	UBS AG (London)	16.675	10/12/2022	(2,692,000)	(2,692,000)	(186)	(16,744)	16,558

				(149,160,465)	$(149,160,465)	$(1,717,263)	$(1,688,249)	$ (29,014)

Total written option contracts				(252,580,465)	$(252,580,465)	$(3,507,806)	$(2,981,482)	$ (526,324)

TOTAL				(23,408,302)	$(23,408,302)	$(51,696)	$(1,431,560)	$1,379,864

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
LLC	—Limited Liability Company
MTN	—Medium Term Note
NR	—Not Rated
PLC	—Public Limited Company
WR	—Withdrawn Rating

The accompanying notes are an integral part of these financial statements.                37

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
EURO	—Euro Offered Rate
HIBOR	—Hong Kong Interbank Offered Rate
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
JIBAR	—Johannesburg Interbank Agreed Rate
KWCDC	—South Korean Won Certificate of Deposit
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Funding Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

38                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 85.9%

Advertising(a) – 0.4%
Lamar Media Corp. (BB/Ba3)
	$3,289,000	3.625%		01/15/31	$2,613,834
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)
	1,609,000	4.250	(b)	01/15/29	1,263,065
	2,829,000	4.625	(b)	03/15/30	2,206,733

					6,083,632

Aerospace & Defense(a) – 2.7%
Bombardier, Inc. (B-/B3)
	1,900,000	7.500	(b)	12/01/24	1,887,954
Howmet Aerospace, Inc. (BB+/Ba1)
	39,000	6.875		05/01/25	39,262
	3,040,000	3.000		01/15/29	2,485,200
Moog, Inc. (BB/Ba3)
	3,004,000	4.250	(b)	12/15/27	2,659,922
Spirit AeroSystems, Inc. (B/B2)
	4,849,000	7.500	(b)	04/15/25	4,572,462
Spirit AeroSystems, Inc. (BB-/Ba2)
	1,014,000	5.500	(b)	01/15/25	958,230
Spirit AeroSystems, Inc. (CCC+/Caa1)
	2,285,000	4.600		06/15/28	1,650,753
TransDigm UK Holdings PLC (B-/B3)
	220,000	6.875		05/15/26	209,246
TransDigm, Inc. (B-/B3)
	1,200,000	7.500		03/15/27	1,142,784
	7,095,000	5.500		11/15/27	6,161,795
	3,570,000	4.625		01/15/29	2,882,489
	8,868,000	4.875		05/01/29	7,148,140
Triumph Group, Inc. (CCC-/Caa1)
	3,886,000	6.250	(b)(c)	09/15/24	3,539,835
Triumph Group, Inc. (CCC-/Caa3)
	5,955,000	7.750	(c)	08/15/25	4,640,255

					39,978,327

Airlines – 0.8%
Allegiant Travel Co. (BB-/Ba3)
	2,430,000	7.250	(a)(b)	08/15/27	2,293,531
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)
	6,807,223	5.750	(a)(b)	01/20/26	6,015,475
United Continental Holdings, Inc. (B/Ba3)
	2,875,000	5.000		02/01/24	2,795,420

					11,104,426

Automotive – 4.8%
American Axle & Manufacturing, Inc. (B+/B2)
	101,000	6.250	(a)	03/15/26	93,466
	224,000	6.500	(a)	04/01/27	189,909
	1,731,000	6.875	(a)(c)	07/01/28	1,498,579
	3,110,000	5.000	(a)(c)	10/01/29	2,356,758
Clarios Global LP/Clarios U.S. Finance Co. (CCC+/Caa1)
	3,782,000	8.500	(a)(b)	05/15/27	3,614,609
Clarios Global LP/Clarios US Finance Co. (B/B1)
EUR	836,000	4.375	(a)	05/15/26	724,371

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive – (continued)
Dana Financing Luxembourg S.a.r.l. (BB/B1)
EUR	1,175,000	3.000	%(a)(b)	07/15/29	$831,414
	$2,380,000	5.750	(a)(b)	04/15/25	2,268,235
Dana, Inc. (BB/B1)
	4,243,000	5.375	(a)	11/15/27	3,595,009
	1,205,000	4.250	(a)	09/01/30	885,832
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)
	5,849,000	8.000	(a)(b)	02/01/28	5,161,450
Dornoch Debt Merger Sub, Inc. (CCC/Caa1)
	5,333,000	6.625	(a)(b)	10/15/29	3,907,116
Ford Motor Co. (BB+/Ba2)
	2,567,000	3.250	(a)	02/12/32	1,848,907
	7,341,000	4.750		01/15/43	4,881,178
Ford Motor Credit Co. LLC (BB+/Ba2)
	1,350,000	4.687	(a)	06/09/25	1,255,014
	3,020,000	3.375	(a)	11/13/25	2,671,552
	5,425,000	4.950	(a)	05/28/27	4,852,663
	2,803,000	3.815	(a)	11/02/27	2,354,128
	2,010,000	2.900	(a)	02/16/28	1,582,895
	2,380,000	4.000	(a)	11/13/30	1,856,400
	4,307,000	3.625	(a)	06/17/31	3,200,661
General Motors Financial Co., Inc. (BBB/Baa3)
	3,540,000	2.350	(a)	01/08/31	2,575,031
IHO Verwaltungs GmbH (BB-/Ba2)(d)
	900,000	6.000	(a)(b)	05/15/27	789,759
	2,985,000	6.375	(a)(b)	05/15/29	2,585,965
(PIK 5.500%, Cash 4.750%)
	2,695,000	4.750	(a)(b)	09/15/26	2,287,624
Tenneco, Inc. (B+/Ba3)
	3,755,000	5.125	(a)(b)	04/15/29	3,717,112
The Goodyear Tire & Rubber Co. (BB-/NR)
	2,371,000	5.000	(a)(c)	07/15/29	1,942,371
The Goodyear Tire & Rubber Co. (BB-/B2)
	3,830,000	9.500	(a)	05/31/25	3,978,451
	2,371,000	5.250	(a)	07/15/31	1,897,250

					69,403,709

Banks – 2.1%
Banco Mercantil del Norte SA (BB-/Ba2) (5 year CMT + 4.643%)
	1,580,000	5.875	(a)(b)(e)	12/31/99	1,286,021
Bank of America Corp. (BBB+/Baa1) (5 year CMT + 1.200%)
	3,565,000	2.482	(a)(e)	09/21/36	2,579,277
Barclays PLC (B+/Ba2) (5 year CMT + 5.672%)
	3,937,000	8.000	(a)(e)	12/31/99	3,648,969
Citigroup, Inc. (BB+/Ba1) (3M USD LIBOR + 3.423%)
	4,002,000	6.300	(a)(e)	12/29/49	3,746,632
(5 year CMT + 3.597%)
	931,000	4.000	(a)(e)	12/31/99	785,578
Credit Suisse Group AG (B+/Ba3u) (5 year CMT + 3.554%)
	900,000	4.500	(a)(b)(e)	12/31/99	537,426
(5 year CMT + 4.889%)
	1,075,000	5.250	(a)(b)(e)	12/31/99	758,434

The accompanying notes are an integral part of these financial statements.                39

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Credit Suisse Group AG (BB-/NR) (5 year USD Swap + 3.455%)
$1,129,000	6.250	%(a)(e)	12/29/49	$969,077
Deutsche Bank AG (BB-/Ba3) (5 year CMT + 4.524%)
1,800,000	6.000	(a)(e)	12/31/99	1,347,552
Deutsche Bank AG (BB+/Ba1) (SOFR + 2.757%)
2,225,000	3.729	(a)(e)	01/14/32	1,516,671
Intesa Sanpaolo SpA (BB+/Ba1)
2,350,000	5.017	(b)	06/26/24	2,193,514
3,120,000	5.710	(b)	01/15/26	2,847,655
Morgan Stanley, Inc. (BBB+/Baa1) (SOFR + 1.360%)
3,575,000	2.484	(a)(e)	09/16/36	2,561,738
Standard Chartered PLC (BB-/Ba1) (5 year CMT + 3.805%)
2,610,000	4.750	(a)(b)(e)	12/31/99	1,712,082
The PNC Financial Services Group, Inc. (BBB-/Baa2) (5 year CMT + 3.238%)
2,445,000	6.200	(a)(e)	12/31/99	2,317,567
UniCredit SpA (BB+/Baa3) (5 year CMT + 4.750%)
3,415,000	5.459	(a)(b)(e)	06/30/35	2,539,326

				31,347,519

Beverages(a)(b) – 0.2%
Primo Water Holdings, Inc. (B/B1)
3,300,000	4.375		04/30/29	2,734,083

Building Materials(a) – 1.8%
Builders FirstSource, Inc. (BB-/Ba2)
5,180,000	5.000	(b)	03/01/30	4,402,016
Carrier Global Corp. (BBB/Baa3)
3,485,000	3.377		04/05/40	2,516,519
CP Atlas Buyer, Inc. (CCC/Caa2)
7,292,000	7.000	(b)(c)	12/01/28	5,423,060
JELD-WEN, Inc. (BB-/B2)
2,088,000	4.875	(b)	12/15/27	1,498,182
Masonite International Corp. (BB+/Ba1)
3,939,000	5.375	(b)	02/01/28	3,484,242
1,241,000	3.500	(b)	02/15/30	960,273
SRM Escrow Issuer LLC (B+/Ba3)
6,599,000	6.000	(b)	11/01/28	5,370,530
Standard Industries, Inc. (BB/B1)
1,880,000	5.000	(b)	02/15/27	1,663,217
950,000	4.750	(b)	01/15/28	804,014

				26,122,053

Chemicals – 4.3%
Ashland LLC (BB+/Ba1)
2,340,000	3.375	(a)(b)	09/01/31	1,809,522
ASP Unifrax Holdings, Inc. (CCC+/Caa2)
5,076,000	7.500	(a)(b)(c)	09/30/29	3,350,160
Avient Corp. (BB-/Ba3)
2,660,000	7.125	(a)(b)	08/01/30	2,465,527
Axalta Coating Systems LLC (BB-/B1)
2,760,000	3.375	(a)(b)	02/15/29	2,161,660
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)
2,930,000	4.750	(a)(b)(c)	06/15/27	2,620,094

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Chemicals – (continued)
Diamond BC BV (B/Caa1)
	$2,625,000	4.625	%(a)(b)	10/01/29	$1,863,514
Herens Holdco S.a.r.l. (B/B2)
	6,437,000	4.750	(a)(b)	05/15/28	5,266,110
Ingevity Corp. (NR/Ba3)
	2,946,000	3.875	(a)(b)	11/01/28	2,436,489
Minerals Technologies, Inc. (BB-/Ba3)
	3,421,000	5.000	(a)(b)	07/01/28	2,984,104
Olympus Water US Holding Corp. (B-/B2)
EUR	750,000	3.875	(a)(b)	10/01/28	560,415
	$4,335,000	4.250	(a)(b)	10/01/28	3,330,710
Olympus Water US Holding Corp. (CCC+/Caa2)
	658,000	6.250	(a)(b)	10/01/29	450,513
Polar U.S. Borrower LLC/Schenectady International Group, Inc. (CCC+/Caa2)
	5,619,000	6.750	(a)(b)	05/15/26	3,156,642
SPCM SA (BB+/Ba1)
	1,555,000	3.125	(a)(b)	03/15/27	1,359,910
	3,870,000	3.375	(a)(b)	03/15/30	3,027,656
The Chemours Co. (BB/B1)
	263,000	5.375	(a)	05/15/27	228,878
	1,415,000	5.750	(a)(b)	11/15/28	1,156,904
	5,700,000	4.625	(a)(b)	11/15/29	4,239,831
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (B/B2)
	1,840,000	5.375	(a)(b)	09/01/25	1,488,615
	3,325,000	5.125	(a)(b)	04/01/29	1,961,850
Tronox, Inc. (BB-/B1)
	5,297,000	4.625	(a)(b)	03/15/29	3,919,250
Valvoline, Inc. (BB-/Ba3)
	2,095,000	4.250	(a)(b)	02/15/30	1,980,466
	1,946,000	3.625	(a)(b)	06/15/31	1,445,022
Vibrantz Technologies, Inc. (CCC+/Caa2)
	2,910,000	9.000	(a)(b)	02/15/30	1,894,876
WR Grace Holdings LLC (B/B1)
	4,548,000	5.625	(b)	10/01/24	4,427,569
	2,278,000	4.875	(a)(b)	06/15/27	1,962,543
WR Grace Holdings LLC (CCC+/B3)
	950,000	5.625	(a)(b)	08/15/29	717,278

					62,266,108

Commercial Services(b) – 4.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC+/Caa1)
	4,498,000	9.750	(a)	07/15/27	3,703,608
	955,000	6.000	(a)	06/01/29	619,642
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l. (B/B2)
	4,100,000	4.625	%(a)	06/01/28	3,116,084
APi Group DE, Inc. (B/B1)
	5,388,000	4.125	(a)	07/15/29	4,292,404
	1,804,000	4.750	(a)	10/15/29	1,477,260
APX Group, Inc. (B/B1)
	1,200,000	6.750	(a)	02/15/27	1,126,656

40                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(b) – (continued)
APX Group, Inc. (CCC/Caa1)
	$7,395,000	5.750	%(a)	07/15/29	$5,852,921
BCP V Modular Services Finance II PLC (B/B2)
EUR	1,780,000	4.750	(a)	11/30/28	1,400,685
CoreLogic, Inc. (B-/B2)
	$973,000	4.500	(a)	05/01/28	661,971
Gartner, Inc. (BB+/Ba1)
	2,202,000	3.625	(a)	06/15/29	1,844,858
Herc Holdings, Inc. (B+/B1)
	3,019,000	5.500	(a)	07/15/27	2,717,342
MPH Acquisition Holdings LLC (B-/B3)
	8,662,000	5.750	(a)(c)	11/01/28	6,521,706
NESCO Holdings II, Inc. (B/B3)
	3,800,000	5.500	(a)	04/15/29	3,166,920
Nielsen Finance LLC/Nielsen Finance Co. (BB/B2)
	1,025,000	4.500	(a)	07/15/29	1,024,180
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. (B/B2)
	3,400,000	4.000	(a)	06/15/29	2,378,878
Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)
	2,002,000	6.250	(a)	01/15/28	1,714,413
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)
	1,853,000	5.250		04/15/24	1,805,378
	4,553,000	3.375	(a)	08/31/27	3,829,847
PROG Holdings, Inc. (BB-/B1)
	3,295,000	6.000	(a)	11/15/29	2,636,659
Team Health Holdings, Inc. (CCC/Caa3)
	3,485,000	6.375	(a)(c)	02/01/25	2,591,690
The ADT Security Corp. (BB-/Ba3)
	2,026,000	4.125	(a)	08/01/29	1,679,513
TriNet Group, Inc. (BB+/Ba2)
	3,191,000	3.500	(a)	03/01/29	2,598,399
Verisure Holding AB (B/B1)
EUR	650,000	3.250	(a)	02/15/27	517,774
Verisure Midholding AB (CCC+/Caa1)
	725,000	5.250	(a)	02/15/29	522,251
Verscend Escrow Corp. (CCC+/Caa2)
	$2,092,000	9.750	(a)	08/15/26	2,015,265

					59,816,304

Computers(a) – 1.1%
Booz Allen Hamilton, Inc. (BB-/Baa3)
	2,625,000	4.000	(b)	07/01/29	2,250,806
Crowdstrike Holdings, Inc. (BB/Ba3)
	4,771,000	3.000	(c)	02/15/29	4,009,119
KBR, Inc. (BB-/Ba3)
	2,613,000	4.750	(b)	09/30/28	2,266,856
Presidio Holdings, Inc. (CCC+/Caa1)
	1,442,000	8.250	(b)	02/01/28	1,243,321
Science Applications International Corp. (BB-/B1)
	2,354,000	4.875	(b)	04/01/28	2,108,642
Seagate HDD Cayman (NR/Ba1)
	3,348,000	3.375		07/15/31	2,342,194

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers(a) – (continued)
Virtusa Corp. (CCC+/Caa2)
	$2,960,000	7.125	%(b)	12/15/28	$2,213,222

					16,434,160

Distribution & Wholesale(a)(b) – 1.1%
American Builders & Contractors Supply Co., Inc. (B+/B1)
	9,064,000	3.875		11/15/29	7,119,591
BCPE Empire Holdings, Inc. (CCC/Caa2)
	6,762,000	7.625		05/01/27	5,889,228
H&E Equipment Services, Inc. (BB-/B2)
	2,165,000	3.875		12/15/28	1,718,945
Resideo Funding, Inc. (BB+/Ba3)
	2,285,000	4.000		09/01/29	1,842,464

					16,570,228

Diversified Financial Services – 3.8%
AerCap Holdings NV (BB+/Ba2) (5 year CMT + 4.535%)
	3,115,000	5.875	(a)(c)(e)	10/10/79	2,782,193
Ally Financial, Inc. (BB-/Ba2) (5 year CMT + 3.868%)
	3,325,000	4.700	(a)(e)	12/31/99	2,578,571
Capital One Financial Corp. (BB/Baa3) (5 year CMT + 3.157%)
	2,085,000	3.950	(a)(e)	12/31/99	1,653,322
Castlelake Aviation Finance DAC (B+/B2)
	1,755,000	5.000	(a)(b)(c)	04/15/27	1,496,682
Global Aircraft Leasing Co. Ltd. (NR/B1)(d) (PIK 7.250%, Cash 6.500%)
	5,404,559	6.500	(a)(b)	09/15/24	4,066,823
Jane Street Group/JSG Finance, Inc. (BB-/Ba2)
	2,731,000	4.500	(a)(b)	11/15/29	2,342,406
Jefferies Finance LLC/JFIN Co-Issuer Corp. (BB-/B1)
	3,928,000	5.000	(a)(b)	08/15/28	2,896,075
LD Holdings Group LLC (CCC+/Caa1)
	4,373,000	6.500	(a)(b)	11/01/25	2,614,617
Lincoln Financing S.a.r.l. (BB+/B1)
EUR	3,125,000	3.625	(a)(b)	04/01/24	2,952,003
Midcap Financial Issuer Trust (B+/B1)
	$1,863,000	6.500	(a)(b)	05/01/28	1,589,586
Navient Corp. (B+/Ba3)
	2,000,000	6.750		06/15/26	1,817,620
	5,413,000	5.000	(a)	03/15/27	4,466,212
	3,153,000	4.875	(a)	03/15/28	2,412,203
	4,060,000	5.500	(a)	03/15/29	3,090,107
NFP Corp. (CCC+/Caa2)
	2,960,000	6.875	(a)(b)	08/15/28	2,308,800
OneMain Finance Corp. (BB/Ba2)
	2,897,000	5.625		03/15/23	2,889,091
	2,523,000	7.125		03/15/26	2,291,691
	1,458,000	3.500	(a)	01/15/27	1,138,333
	2,254,000	4.000	(a)	09/15/30	1,580,054
United Wholesale Mortgage LLC (NR/Ba3)
	5,850,000	5.500	(a)(b)	04/15/29	4,444,947
VistaJet Malta Finance PLC/XO Management Holding, Inc. (B-/Caa1)
	2,565,000	7.875	(a)(b)	05/01/27	2,251,326

The accompanying notes are an integral part of these financial statements.                41

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
	$3,035,000	6.375	%(a)(b)	02/01/30	$2,448,334

					56,110,996

Electrical(a) – 0.6%
Edison International (BB+/Ba2) (5 year CMT + 4.698%)
	4,285,000	5.375	(e)	12/31/99	3,523,384
Pike Corp. (CCC+/B3)
	6,143,000	5.500	(b)	09/01/28	4,976,444

					8,499,828

Electrical Components & Equipment(a)(b) – 0.2%
Energizer Holdings, Inc. (B/B2)
	1,085,000	6.500		12/31/27	962,786
Wesco Distribution, Inc. (BB/Ba3)
	2,015,000	7.125		06/15/25	2,015,060

					2,977,846

Electronics(b) – 1.1%
Atkore, Inc. (BB/Ba2)
	2,593,000	4.250	(a)	06/01/31	2,074,011
Coherent Corp. (B+/B2)
	4,470,000	5.000	(a)	12/15/29	3,703,216
Imola Merger Corp. (BB-/B1)
	2,775,000	4.750	(a)	05/15/29	2,344,348
Sensata Technologies B.V. (BB+/Ba3)
	1,014,000	5.000		10/01/25	967,315
	1,135,000	4.000	(a)	04/15/29	940,699
	1,800,000	5.875	(a)	09/01/30	1,682,910
Sensata Technologies, Inc. (BB+/Ba3)
	3,389,000	4.375	(a)	02/15/30	2,830,459
	1,519,000	3.750	(a)	02/15/31	1,198,309

					15,741,267

Engineering & Construction – 0.7%
1375209 BC Ltd. (NR/NR)
	2,274,900	9.000		01/30/28	2,257,838
AECOM (BB-/Ba3)
	2,692,000	5.125	(a)	03/15/27	2,517,263
Global Infrastructure Solutions, Inc. (BB-/B1)
	4,213,000	5.625	(a)(b)	06/01/29	3,135,441
	2,915,000	7.500	(a)(b)	04/15/32	2,217,382

					10,127,924

Entertainment(a) – 2.5%
Allen Media LLC/Allen Media Co-Issuer, Inc. (B-/Caa1)
	7,844,000	10.500	(b)	02/15/28	3,886,310
Banijay Group SAS (B-/Caa1)
EUR	1,275,000	6.500	(b)	03/01/26	1,105,864
Boyne USA, Inc. (B/B1)
	$1,055,000	4.750	(b)	05/15/29	885,683
Caesars Entertainment, Inc. (CCC+/Caa1)
	2,253,000	8.125	(b)(c)	07/01/27	2,154,904
Cinemark USA, Inc. (B/Caa1)
	1,925,000	5.250	(b)	07/15/28	1,479,440

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Entertainment(a) – (continued)
Everi Holdings, Inc. (B+/B3)
	$3,190,000	5.000	%(b)	07/15/29	$2,630,059
International Game Technology PLC (BB+/Ba2)
EUR	2,364,000	2.375		04/15/28	1,830,140
	$945,000	5.250	(b)	01/15/29	839,169
Lions Gate Capital Holdings LLC (CCC+/B3)
	3,735,000	5.500	(b)	04/15/29	2,782,986
Motion Bondco DAC (CCC/Caa2)
	2,235,000	6.625	(b)	11/15/27	1,891,302
Penn Entertainment, Inc. (B/B3)
	2,900,000	5.625	(b)	01/15/27	2,572,938
	1,580,000	4.125	(b)	07/01/29	1,216,726
Pinewood Finance Co. Ltd. (BB/NR)
GBP	3,650,000	3.250	%(b)	09/30/25	3,484,474
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (CCC+/B3)
	$2,595,000	5.625	(b)	09/01/29	1,795,792
SeaWorld Parks & Entertainment, Inc. (B-/B3)
	4,150,000	5.250	(b)(c)	08/15/29	3,455,954
Six Flags Theme Parks, Inc. (BB/Ba2)
	840,000	7.000	(b)(c)	07/01/25	842,680
WMG Acquisition Corp. (BB+/Ba3)
	1,200,000	3.875	(b)	07/15/30	984,684
	2,922,000	3.000	(b)	02/15/31	2,239,479

					36,078,584

Environmental(a)(b) – 0.3%
GFL Environmental, Inc. (B-/B3)
	2,216,000	4.000		08/01/28	1,847,125
GFL Environmental, Inc. (BB-/Ba3)
	3,460,000	3.500		09/01/28	2,921,762

					4,768,887

Food & Drug Retailing – 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB/Ba3)
	7,000	4.625	(a)(b)	01/15/27	6,303
	3,744,000	3.500	(a)(b)	03/15/29	3,023,280
Chobani LLC/Chobani Finance Corp., Inc. (CCC/Caa2)
	3,124,000	7.500	(a)(b)(c)	04/15/25	2,872,174
New Albertsons LP (B+/WR)
	3,100,000	7.450		08/01/29	3,045,874
Performance Food Group, Inc. (BB-/B2)
	6,255,000	4.250	(a)(b)	08/01/29	5,207,788
Post Holdings, Inc. (B+/B2)
	2,456,000	5.750	(a)(b)	03/01/27	2,345,308
	3,000	5.625	(a)(b)	01/15/28	2,739
	588,000	5.500	(a)(b)	12/15/29	508,861
	3,980,000	4.625	(a)(b)	04/15/30	3,268,535
Sigma Holdco B.V. (CCC/Caa2)
	8,342,000	7.875	(a)(b)	05/15/26	5,504,469
US Foods, Inc. (BB/B1)
	2,181,000	6.250	(a)(b)	04/15/25	2,148,852

					27,934,183

42                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Forest Products&Paper(a) – 0.1%
Mercer International, Inc. (B+/Ba3)
	$2,248,000	5.500%		01/15/26	$2,083,019

Gaming(a) – 0.5%
MGM Resorts International (B+/B1)
	1,781,000	5.500		04/15/27	1,596,400
	6,260,000	4.750		10/15/28	5,299,528

					6,895,928

Gas(a) – 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/B1)
	7,393,000	5.750		05/20/27	6,653,996

Healthcare Providers & Services(a) – 2.6%
Catalent Pharma Solutions, Inc. (BB-/B1)
	3,700,000	3.500	(b)	04/01/30	2,911,863
Centene Corp. (BBB-/Ba1)
	2,379,000	2.450		07/15/28	1,934,650
	12,000	4.625		12/15/29	10,780
	4,825,000	3.375		02/15/30	3,944,631
	4,574,000	2.500		03/01/31	3,464,622
	911,000	2.625		08/01/31	689,645
CHS/Community Health Systems, Inc. (B/B2)
	2,003,000	8.000	(b)	03/15/26	1,743,732
	4,019,000	5.625	(b)	03/15/27	3,095,514
	1,325,000	5.250	(b)	05/15/30	921,922
Global Medical Response, Inc. (B/B2)
	3,404,000	6.500	(b)	10/01/25	2,860,619
Laboratoire Eimer Selas (CCC+/Caa1)
EUR	600,000	5.000	(b)	02/01/29	422,682
Medline Borrower LP (B-/Caa1)
	$2,072,000	5.250	(b)	10/01/29	1,564,339
Medline Borrower LP (B+/B1)
	3,153,000	3.875	(b)	04/01/29	2,531,985
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (CCC+/Caa1)
	2,871,000	9.750	(b)	12/01/26	2,569,143
Tenet Healthcare Corp. (B-/B1)
	585,000	6.250	(b)	02/01/27	545,986
Tenet Healthcare Corp. (BB-/B1)
	994,000	4.625		07/15/24	961,765
	4,097,000	4.625	(b)	06/15/28	3,591,021
	3,270,000	4.250	(b)	06/01/29	2,706,677
	1,592,000	6.125	(b)	06/15/30	1,464,258

					37,935,834

Home Builders(a) – 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (B+/B2)
	1,645,000	5.000	(b)	06/15/29	1,224,669
	1,031,000	4.875	(b)	02/15/30	764,662
LGI Homes, Inc. (BB-/Ba2)
	2,141,000	4.000	(b)	07/15/29	1,587,830
Thor Industries, Inc. (BB-/B1)
	5,540,000	4.000	(b)	10/15/29	4,163,033

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Home Builders(a) – (continued)
Tri Pointe Homes, Inc. (BB-/Ba2)
$1,863,000	5.250%		06/01/27	$1,610,154

				9,350,348

Household Products(a) – 0.4%
Central Garden & Pet Co. (BB/B1)
2,307,000	4.125		10/15/30	1,839,602
1,000,000	4.125	(b)	04/30/31	785,290
Spectrum Brands, Inc. (B/B2)
149,000	5.750		07/15/25	141,450
3,719,000	3.875	(b)	03/15/31	2,533,532

				5,299,874

Housewares(a) – 0.2%
Newell Brands, Inc. (BBB-/Ba1)
1,017,000	4.875		06/01/25	984,375
1,745,000	5.750		04/01/46	1,365,253

				2,349,628

Insurance(a)(b) – 1.0%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
7,023,000	4.250		02/15/29	5,541,779
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
1,390,000	7.000		11/15/25	1,270,849
1,140,000	6.000		08/01/29	874,107
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/Caa2)
4,083,000	6.750		10/15/27	3,538,205
HUB International Ltd. (CCC+/Caa2)
4,331,000	7.000		05/01/26	4,109,816

				15,334,756

Internet(a)(b) – 2.1%
ANGI Group LLC (B+/B1)
3,624,000	3.875		08/15/28	2,559,377
Cars.com, Inc. (B+/B3)
3,260,000	6.375		11/01/28	2,787,887
Endurance International Group Holdings, Inc. (CCC+/Caa2)
4,281,000	6.000		02/15/29	2,838,474
Getty Images, Inc. (B/Caa1)
3,068,000	9.750		03/01/27	3,030,356
ION Trading Technologies Sarl (B-/B3)
2,087,000	5.750		05/15/28	1,696,334
Match Group Holdings II LLC (BB/Ba3)
2,033,000	4.625		06/01/28	1,777,086
2,269,000	3.625		10/01/31	1,713,481
NortonLifeLock, Inc. (BB-/B1)
2,420,000	6.750		09/30/27	2,329,758
Twitter, Inc. (BB+/Ba2)
1,116,000	3.875		12/15/27	1,047,310
2,370,000	5.000		03/01/30	2,276,053
Uber Technologies, Inc. (B-/B2)
4,568,000	7.500		05/15/25	4,558,179
219,000	8.000		11/01/26	218,996
712,000	6.250	(c)	01/15/28	662,160

The accompanying notes are an integral part of these financial statements.                43

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet(a)(b) – (continued)
	$2,990,000	4.500%		08/15/29	$2,516,354

					30,011,805

Iron/Steel(a)(b) – 0.3%
Mineral Resources Ltd. (NR/Ba3)
	4,610,000	8.000		11/01/27	4,437,079

Leisure Time(a) – 2.0%
Carnival Corp. (B/B3)
	1,034,000	7.625	(b)	03/01/26	785,840
	5,106,000	5.750	(b)	03/01/27	3,580,123
Carnival Corp. (BB-/B1)
EUR	1,000,000	10.125		02/01/26	967,476
	$1,327,000	9.875	(b)	08/01/27	1,300,460
Lindblad Expeditions LLC (B-/B3)
	905,000	6.750	(b)	02/15/27	800,862
MajorDrive Holdings IV LLC (CCC+/Caa2)
	5,000,000	6.375	(b)	06/01/29	3,466,100
NCL Corp. Ltd. (B-/Caa1)
	2,269,000	3.625	(b)	12/15/24	1,927,992
	5,222,000	5.875	(b)	03/15/26	4,005,065
	310,000	7.750	(b)	02/15/29	234,003
Royal Caribbean Cruises Ltd. (B/B3)
	4,540,000	4.250	(b)	07/01/26	3,351,700
	3,280,000	5.500	(b)	08/31/26	2,509,430
	2,855,000	5.375	(b)	07/15/27	2,097,683
	2,565,000	11.625	(b)	08/15/27	2,337,664
Royal Caribbean Cruises Ltd. (BB-/Ba3)
	1,222,000	10.875	(b)	06/01/23	1,254,554
TUI Cruises GmbH (NR/Caa2)
EUR	575,000	6.500	(b)	05/15/26	426,056

					29,045,008

Lodging(a) – 1.8%
Hilton Domestic Operating Co., Inc. (BB+/Ba2)
	$1,922,000	4.875		01/15/30	1,677,541
	1,460,000	4.000	(b)	05/01/31	1,181,111
	2,295,000	3.625	(b)	02/15/32	1,759,806
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B/B2)
	5,050,000	5.000	(b)	06/01/29	4,074,087
	2,913,000	4.875	(b)	07/01/31	2,225,328
Las Vegas Sands Corp. (BB+/Baa3)
	5,030,000	3.200		08/08/24	4,729,256
Marriott Ownership Resorts, Inc. (B+/B1)
	2,585,000	4.500	(b)	06/15/29	2,052,387
Travel & Leisure Co. (BB-/Ba3)
	3,430,000	6.625	(b)	07/31/26	3,226,738
	2,610,000	4.500	(b)	12/01/29	2,024,969
	3,287,000	4.625	(b)	03/01/30	2,617,504

					25,568,727

Machinery - Construction & Mining(a)(b) – 0.7%
BWX Technologies, Inc. (BB/Ba3)
	4,375,000	4.125		04/15/29	3,783,500

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Machinery - Construction & Mining(a)(b) – (continued)
The Manitowoc Co., Inc. (B/B3)
	$4,355,000	9.000%		04/01/26	$3,964,008
Vertiv Group Corp. (BB-/B1)
	3,161,000	4.125		11/15/28	2,546,597

					10,294,105

Machinery-Diversified(a)(b) – 0.8%
Husky III Holding Ltd. (CCC/Caa2)(d)
	2,548,000	13.000		02/15/25	2,399,401
Mueller Water Products, Inc. (BB/Ba1)
	3,183,000	4.000		06/15/29	2,718,536
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
	2,414,000	7.750		04/15/26	1,925,503
TK Elevator Holdco GmbH (CCC+/Caa1)
	4,672,000	7.625	(c)	07/15/28	3,914,155

					10,957,595

Media – 6.1%
Altice Financing SA (B/B2)
EUR	2,425,000	4.250	(a)(b)	08/15/29	1,842,975
	$5,695,000	5.000	(a)(b)	01/15/28	4,400,470
Altice Finco SA (CCC+/Caa1)
EUR	1,800,000	4.750	(a)	01/15/28	1,286,833
Audacy Capital Corp. (CCC-/Caa1)
	$3,855,000	6.500	(a)(b)	05/01/27	972,539
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
	1,975,000	5.500	(a)(b)	05/01/26	1,871,589
	2,731,000	4.750	(a)(b)	03/01/30	2,212,520
	6,131,000	4.500	(a)(b)	08/15/30	4,849,866
	15,352,000	4.250	(a)(b)	02/01/31	11,876,615
	2,804,000	4.500	(a)	05/01/32	2,137,209
CSC Holdings LLC (B/B3)
	10,000	5.250		06/01/24	9,284
	2,306,000	4.625	(a)(b)	12/01/30	1,568,103
Cumulus Media New Holdings, Inc. (B/B2)
	2,657,000	6.750	(a)(b)	07/01/26	2,249,071
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC-/Ca)
	3,812,000	6.625	(a)(b)	08/15/27	260,474
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC+/Caa2)
	4,800,000	5.375	(a)(b)	08/15/26	953,232
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. (BB/Ba3)
	3,040,000	5.875	(a)(b)	08/15/27	2,626,773
DISH DBS Corp. (B/B3)
	4,125,000	5.875		11/15/24	3,689,606
	9,000	7.750		07/01/26	6,902
DISH DBS Corp. (B+/Ba3)
	2,675,000	5.250	(a)(b)	12/01/26	2,207,865
Gray Escrow II, Inc. (B/B3)
	5,325,000	5.375	(a)(b)	11/15/31	4,174,853
Gray Television, Inc. (B/B3)
	1,641,000	5.875	(a)(b)	07/15/26	1,513,281

44                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
iHeartCommunications, Inc. (B-/Caa1)
	$6,985,000	8.375	%(a)(c)	05/01/27	$5,882,418
iHeartCommunications, Inc. (BB-/B1)
	1,024,000	4.750	(a)(b)	01/15/28	853,402
McGraw-Hill Education, Inc (CCC/Caa2)
	2,610,000	8.000	(a)(b)	08/01/29	2,143,567
Sinclair Television Group, Inc. (B+/Ba2)
	3,102,000	4.125	(a)(b)	12/01/30	2,347,873
Sinclair Television Group, Inc. (CCC+/B2)
	1,282,000	5.125	(a)(b)(c)	02/15/27	1,062,265
Sirius XM Radio, Inc. (BB/Ba3)
	1,520,000	3.125	(a)(b)	09/01/26	1,335,046
	3,359,000	5.000	(a)(b)	08/01/27	3,082,185
	850,000	4.000	(a)(b)	07/15/28	723,979
TEGNA, Inc. (BB/Ba3)
	742,000	4.750	(a)(b)	03/15/26	716,549
	3,365,000	4.625	(a)	03/15/28	3,110,606
UPC Holding B.V. (B/B3)
	3,025,000	5.500	(a)(b)	01/15/28	2,539,578
Urban One, Inc. (B-/B3)
	4,719,000	7.375	(a)(b)	02/01/28	4,009,546
Virgin Media Secured Finance PLC (BB-/Ba3)
	2,150,000	5.500	(a)(b)	05/15/29	1,850,655
Virgin Media Vendor Financing Notes IV DAC (B/B2)
	1,850,000	5.000	(a)(b)	07/15/28	1,492,636
VZ Secured Financing B.V. (B+/B1)
	2,320,000	5.000	(a)(b)	01/15/32	1,771,459
Ziggo B.V. (B+/B1)
	2,122,000	4.875	(a)(b)	01/15/30	1,677,887
Ziggo Bond Co. B.V. (B-/B3)
Ziggo Bond Co. B.V. (B-/B3)
EUR	3,900,000	3.375	%(a)(b)	02/28/30	2,652,871
	$1,725,000	5.125	(a)(b)	02/28/30	1,235,876

					89,198,458

Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co of America, Inc. (B+/B2)
	3,142,000	4.375		10/15/29	2,649,523

Mining(a)(b) – 0.7%
Constellium SE (B+/B2)
	937,000	5.875		02/15/26	859,341
	2,200,000	3.750		04/15/29	1,613,392
FMG Resources August Pty. Ltd. (BB+/Ba1)
	2,785,000	5.875		04/15/30	2,425,457
Novelis Corp. (BB/Ba3)
	7,113,000	4.750		01/30/30	5,836,003

					10,734,193

Miscellaneous Manufacturing(a) – 0.4%
Amsted Industries, Inc. (BB/Ba3)
	2,445,000	5.625	(b)	07/01/27	2,251,747
Hillenbrand, Inc. (BB+/Ba1)
	649,000	5.750		06/15/25	638,727

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Miscellaneous Manufacturing(a) – (continued)
$4,364,000	3.750%		03/01/31	$3,354,825

				6,245,299

Office & Business Equipment(a)(b) – 0.2%
Xerox Holdings Corp. (BB/Ba2)
2,500,000	5.000		08/15/25	2,249,325

Oil Field Services – 6.1%
Archrock Partners LP/Archrock Partners Finance Corp. (B+/B2)
2,599,000	6.250	(a)(b)	04/01/28	2,287,250
Berry Petroleum Co. LLC (B/B3)
2,916,000	7.000	(a)(b)	02/15/26	2,571,883
California Resources Corp. (BB-/B2)
2,565,000	7.125	(a)(b)	02/01/26	2,412,280
Callon Petroleum Co. (B+/B3)
930,000	7.500	(a)(b)	06/15/30	814,829
Chord Energy Corp. (BB-/Ba3)
2,150,000	6.375	(a)(b)	06/01/26	2,031,255
CNX Resources Corp. (BB/B1)
375,000	7.250	(a)(b)	03/14/27	365,291
2,915,000	7.375	(a)(b)	01/15/31	2,855,913
CrownRock LP/CrownRock Finance, Inc. (BB-/B1)
3,248,000	5.625	(a)(b)	10/15/25	3,109,635
1,035,000	5.000	(a)(b)	05/01/29	918,014
Laredo Petroleum, Inc. (B+/B3)
4,230,000	9.500	(a)	01/15/25	4,202,378
MEG Energy Corp. (BB-/B2)
3,838,000	7.125	(a)(b)	02/01/27	3,896,913
Nabors Industries Ltd. (CCC/Caa1)
336,000	7.250	(a)(b)	01/15/26	293,120
Nabors Industries, Inc. (B/B3)
2,848,000	9.000	(a)(b)	02/01/25	2,839,371
5,465,000	7.375	(a)(b)	05/15/27	5,049,387
Noble Finance Co. (NR/NR)(d) (PIK 15.000%, Cash 11.000%)
1,067,621	11.000	%(a)(b)	02/15/28	1,173,401
Occidental Petroleum Corp. (BB+/Ba1)
1,071,000	5.875	(a)	09/01/25	1,074,823
775,000	5.500	(a)	12/01/25	774,318
4,488,000	6.450		09/15/36	4,468,432
10,146,000	4.400	(a)	04/15/46	8,240,480
Range Resources Corp. (BB/Ba3)
4,397,000	5.000	(a)	03/15/23	4,382,270
2,130,000	4.875	(a)	05/15/25	2,007,908
565,000	4.750	(a)(b)	02/15/30	489,968
SM Energy Co. (BB-/B2)
875,000	6.500	(a)(c)	07/15/28	832,528
Southwestern Energy Co. (BB+/NR)
5,358,000	5.375	(a)	02/01/29	4,867,582
Southwestern Energy Co. (BB+/Ba2)
2,643,000	7.750	(a)	10/01/27	2,690,574
1,160,000	5.375	(a)	03/15/30	1,042,596
525,000	4.750	(a)	02/01/32	441,294
Sunoco LP/Sunoco Finance Corp. (BB/Ba3)
4,425,000	4.500	(a)	04/30/30	3,630,712

The accompanying notes are an integral part of these financial statements.                45

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
TechnipFMC PLC (BB+/Ba1)
	$1,240,000	6.500	%(a)(b)	02/01/26	$1,190,053
Transocean Poseidon Ltd. (CCC+/Caa1)
	2,716,875	6.875	(a)(b)(c)	02/01/27	2,480,561
Transocean, Inc. (CCC/Ca)
	3,457,000	7.500	(a)(b)	01/15/26	2,552,891
Transocean, Inc. (CCC/Caa3)
	7,329,000	11.500	(a)(b)	01/30/27	6,796,915
USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)
	7,569,000	6.875	(a)	04/01/26	6,964,994

					89,749,819

Packaging – 2.6%
ARD Finance SA (B-/Caa3)(d) (PIK 5.750%, Cash 5.000%)
EUR	2,294,375	5.000	(a)	06/30/27	1,529,050
(PIK 7.250%, Cash 6.500%)
	$2,435,107	6.500	(a)(b)	06/30/27	1,667,586
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (B+/B3)
EUR	1,545,000	3.000	(a)	09/01/29	1,078,988
	$4,443,000	4.000	(a)(b)	09/01/29	3,263,517
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (BB/Ba2)
	704,000	6.000	(a)(b)	06/15/27	666,667
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B-/Caa1)
	10,546,000	5.250	%(a)(b)	08/15/27	6,597,217
Crown Americas LLC (BB+/Ba2)
	1,625,000	5.250	(a)(b)	04/01/30	1,463,459
Kleopatra Finco S.a.r.l. (B/B2)
EUR	1,986,000	4.250	(a)	03/01/26	1,562,456
Kleopatra Holdings 2 SCA (CCC+/Caa2)
	4,725,000	6.500	%(a)(b)	09/01/26	2,939,731
LABL, Inc. (CCC+/Caa2)
	$4,030,000	10.500	(a)(b)	07/15/27	3,454,758
Mauser Packaging Solutions Holding Co. (B-/B2)
	4,572,000	5.500	(a)(b)	04/15/24	4,337,959
Owens-Brockway Glass Container, Inc. (B+/B2)
	2,818,000	6.625	(a)(b)	05/13/27	2,559,110
Pactiv LLC (B-/Caa1)
	1,965,000	8.375		04/15/27	1,769,993
Trident TPI Holdings, Inc. (CCC+/Caa2)
	3,121,000	6.625	(a)(b)	11/01/25	2,711,899
TriMas Corp. (BB-/Ba3)
	2,865,000	4.125	(a)(b)	04/15/29	2,414,822

					38,017,212

Pharmaceuticals – 2.3%
AdaptHealth LLC (B/B1)
	961,000	6.125	(a)(b)	08/01/28	863,737
	1,565,000	5.125	(a)(b)	03/01/30	1,291,376
Bausch Health Cos., Inc. (B/B3)
	1,465,000	6.125	(a)(b)	02/01/27	1,016,212

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals – (continued)
$4,040,870	0.000	%(f)	09/30/28	$3,263,003
Bausch Health Cos., Inc. (B/Caa1)
454,000	5.500	(a)(b)	11/01/25	362,701
Bausch Health Cos., Inc. (B/Caa3)
804,814	14.000		10/15/30	438,623
Cheplapharm Arzneimittel GmbH (B/B2)
4,494,000	5.500	(a)(b)	01/15/28	3,706,741
Herbalife Nutrition Ltd./HLF Financing, Inc. (BB-/B1)
3,608,000	7.875	(a)(b)	09/01/25	3,271,590
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)
3,648,000	4.875	(a)(b)	06/01/29	2,602,702
Jazz Securities DAC (BB-/Ba2)
4,300,000	4.375	(a)(b)	01/15/29	3,712,620
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB/Ba2)
5,900,000	4.125	(a)(b)	04/30/28	5,044,028
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)
5,380,000	5.125	(a)(b)	04/30/31	4,412,891
Perrigo Finance Unlimited Co. (BB-/Ba2)
3,235,000	4.400	(a)	06/15/30	2,648,203
Prestige Brands, Inc. (BB-/B2)
2,014,000	3.750	(a)(b)	04/01/31	1,564,657

				34,199,084

Pipelines(a) – 4.6%
Buckeye Partners LP (BB/B1)
600,000	4.350		10/15/24	564,828
3,545,000	3.950		12/01/26	3,081,917
839,000	4.125		12/01/27	707,193
1,534,000	4.500	(b)	03/01/28	1,304,283
Cheniere Energy Partners LP (BB+/Ba1)
2,755,000	4.500		10/01/29	2,432,500
4,394,000	4.000		03/01/31	3,692,322
Cheniere Energy, Inc. (BB+/Ba1)
2,464,000	4.625		10/15/28	2,259,858
CNX Midstream Partners LP (BB/B1)
2,751,000	4.750	(b)	04/15/30	2,163,166
DCP Midstream Operating LP (BBB+/Ba1)
497,000	5.625		07/15/27	480,331
DT Midstream, Inc. (BB+/Ba2)
3,150,000	4.375	(b)	06/15/31	2,597,553
EnLink Midstream LLC (BB+/Ba1)
2,429,000	5.375		06/01/29	2,225,717
EQM Midstream Partners LP (BB-/Ba3)
3,140,000	7.500	(b)	06/01/27	2,999,485
Genesis Energy LP/Genesis Energy Finance Corp. (B/B2)
1,621,000	5.625		06/15/24	1,536,659
5,624,000	8.000		01/15/27	4,933,823
Global Partners LP/GLP Finance Corp. (B+/B2)
912,000	7.000		08/01/27	830,987
1,383,000	6.875		01/15/29	1,246,996
Howard Midstream Energy Partners LLC (B/B3)
5,010,000	6.750	(b)	01/15/27	4,474,481
Kinetik Holdings LP (BB+/Ba1)
4,315,000	5.875	(b)	06/15/30	3,949,045

46                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines(a) – (continued)
New Fortress Energy, Inc. (BB-/B1)
	$2,190,000	6.750	%(b)	09/15/25	$2,073,755
NGL Energy Operating LLC/NGL Energy Finance Corp. (B+/B1)
	4,731,000	7.500	(b)	02/01/26	4,211,394
NuStar Logistics LP (BB-/Ba3)
	2,721,000	5.750		10/01/25	2,520,625
	3,336,000	5.625		04/28/27	2,915,864
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (B-/Caa2)
	4,601,000	5.750	(c)	04/15/25	3,768,817
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (BB-/B3)
	2,010,000	8.500	(b)	10/15/26	1,884,596
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)
	3,675,000	6.000	(b)	09/01/31	3,106,220
Western Midstream Operating LP (BBB-/Ba1)
	6,070,000	4.300		02/01/30	5,163,628

					67,126,043

Real Estate – 0.4%
Kennedy-Wilson, Inc. (BB/B1)
	5,850,000	4.750	(a)	02/01/30	4,347,252
	1,514,000	5.000	(a)	03/01/31	1,100,466
Redfin Corp. (NR/NR)
	2,115,000	0.500		04/01/27	1,030,162

					6,477,880

Real Estate Investment Trust(a) – 0.9%
CTR Partnership LP/CareTrust Capital Corp. (BB+/Ba2)
	1,045,000	3.875	(b)	06/30/28	859,648
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
GBP	2,225,000	3.692		06/05/28	1,841,753
	$1,644,000	4.625		08/01/29	1,324,275
	4,565,000	3.500		03/15/31	3,179,568
SBA Communications Corp. (BB-/B1)
	3,142,000	3.125		02/01/29	2,526,419
Service Properties Trust (B+/B1)
	3,253,000	4.500		03/15/25	2,738,376
Service Properties Trust (BB/Ba3)
	1,493,000	7.500		09/15/25	1,395,552

					13,865,591

Retailing – 6.1%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
	2,475,000	4.375	(a)(b)	01/15/28	2,144,761
	4,166,000	4.000	(a)(b)	10/15/30	3,279,892
Arko Corp. (B-/B3)
	7,875,000	5.125	(a)(b)	11/15/29	6,148,642
Asbury Automotive Group, Inc. (BB/B1)
	288,000	4.500	(a)	03/01/28	242,260
	1,832,000	4.625	(a)(b)	11/15/29	1,463,878
	185,000	4.750	(a)	03/01/30	146,298
	1,014,000	5.000	(a)(b)	02/15/32	785,272

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Beacon Roofing Supply, Inc. (B/B2)
	$8,090,000	4.125	%(a)(b)	05/15/29	$6,557,430
Carvana Co. (CCC/Caa2)
	1,605,000	5.500	(a)(b)(c)	04/15/27	873,698
	4,500,000	4.875	(a)(b)(c)	09/01/29	2,193,885
eG Global Finance PLC (B-/B3)
	4,290,000	6.750	(a)(b)	02/07/25	3,868,207
	2,210,000	8.500	(a)(b)	10/30/25	1,933,750
Foundation Building Materials, Inc. (CCC+/Caa1)
	2,772,000	6.000	(a)(b)	03/01/29	2,048,536
Group 1 Automotive, Inc. (BB+/Ba2)
	2,208,000	4.000	(a)(b)	08/15/28	1,782,783
GYP Holdings III Corp. (B/B1)
	5,862,000	4.625	(a)(b)	05/01/29	4,505,064
Ken Garff Automotive LLC (BB-/B1)
	4,008,000	4.875	(a)(b)	09/15/28	3,257,221
LCM Investments Holdings II LLC (BB-/B2)
	5,325,000	4.875	(a)(b)	05/01/29	4,135,927
Lithia Motors, Inc. (BB+/Ba2)
	1,258,000	3.875	(a)(b)	06/01/29	1,009,545
	853,000	4.375	(a)(b)	01/15/31	698,581
Matalan Finance PLC (CCC/B3)
GBP	1,875,000	6.750	(a)	01/31/23	1,662,222
Murphy Oil USA, Inc. (BB+/Ba2)
	$3,341,000	3.750	(a)(b)	02/15/31	2,681,888
Nordstrom, Inc. (BB+/Ba1)
	3,270,000	4.375	(a)	04/01/30	2,396,158
Penske Automotive Group, Inc. (BB-/Ba3)
	3,097,000	3.500	(a)	09/01/25	2,864,632
	3,469,000	3.750	(a)	06/15/29	2,780,993
Sonic Automotive, Inc. (BB-/B1)
	4,082,000	4.625	(a)(b)	11/15/29	3,206,125
	2,092,000	4.875	(a)(b)(c)	11/15/31	1,585,401
SRS Distribution, Inc. (CCC/Caa2)
	2,238,000	6.125	(a)(b)	07/01/29	1,799,509
	5,520,000	6.000	(a)(b)	12/01/29	4,397,950
Staples,Inc. (B/B3)
	2,435,000	7.500	(a)(b)	04/15/26	2,044,353
Staples, Inc. (CCC+/Caa2)
	6,979,000	10.750	(a)(b)(c)	04/15/27	5,168,927
Stonegate Pub Co. Financing 2019 PLC (NR/B3)
GBP	1,750,000	8.250	(a)(b)	07/31/25	1,715,774
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)
	$2,121,000	5.875	(a)	03/01/27	2,007,378
	3,272,000	5.000	(a)(b)	06/01/31	2,687,163
The Cheesecake Factory, Inc. (NR/NR)
	2,188,000	0.375	(c)	06/15/26	1,691,598
Yum! Brands, Inc. (BB/Ba3)
	4,248,000	3.625	(a)	03/15/31	3,385,741

					89,151,442

Semiconductors(a) – 0.8%
Amkor Technology, Inc. (BB/B1)
	3,403,000	6.625	(b)	09/15/27	3,296,690

The accompanying notes are an integral part of these financial statements.                47

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Semiconductors(a) – (continued)
Broadcom, Inc. (BBB-/Baa3)
	$3,590,000	3.137	%(b)	11/15/35	$2,517,057
Entegris Escrow Corp. (BB+/Baa3)
	3,240,000	4.750	(b)	04/15/29	2,874,236
Micron Technology, Inc. (BBB-/Baa3)
	3,460,000	2.703		04/15/32	2,516,216

					11,204,199

Software(a) – 1.8%
AthenaHealth Group, Inc. (CCC/Caa2)
	3,635,000	6.500	(b)(c)	02/15/30	2,875,903
Camelot Finance SA (B/B1)
	375,000	4.500	(b)	11/01/26	342,787
Castle U.S. Holding Corp. (CCC/Caa2)
	2,900,000	9.500	(b)	02/15/28	2,160,703
Elastic NV (B+/B1)
	3,315,000	4.125	(b)	07/15/29	2,621,071
MSCI, Inc. (BB+/Ba1)
	1,770,000	3.625	(b)	09/01/30	1,480,410
Open Text Corp. (BB/Ba2)
	1,770,000	3.875	(b)	02/15/28	1,457,471
	2,995,000	3.875	(b)	12/01/29	2,306,300
Oracle Corp. (BBB/Baa2)
	3,675,000	3.600		04/01/40	2,492,128
ROBLOX Corp. (BB/Ba2)
	1,769,000	3.875	(b)	05/01/30	1,439,559
SS&C Technologies, Inc. (B+/B2)
	2,950,000	5.500	(b)	09/30/27	2,706,743
TeamSystem SpA (B-/B3)
EUR	1,075,000	3.500	(b)	02/15/28	872,269
Ziff Davis, Inc (BB/Ba3)
	$4,653,000	4.625	(b)(c)	10/15/30	3,815,925
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B+/B1)
	2,060,000	3.875	(b)	02/01/29	1,684,586

					26,255,855

Telecommunication Services – 3.6%
Altice France Holding SA (CCC+/Caa1)
	4,555,000	10.500(a)(b)		05/15/27	3,583,828
Altice France SA (B/B2)
	4,710,000	8.125	(a)(b)	02/01/27	4,208,479
	225,000	5.500	(a)(b)	01/15/28	178,137
	664,000	5.125	(a)(b)	01/15/29	492,236
	4,764,000	5.500	(a)(b)	10/15/29	3,584,148
AT&T, Inc. (BBB/Baa2)
	3,390,000	3.500	(a)	06/01/41	2,443,987
Frontier Communications Holdings LLC (B/B3)
	4,856,000	5.875	(a)(b)	10/15/27	4,358,066
Frontier Communications Holdings LLC (CCC+/Caa2)
	4,745,000	6.000	(a)(b)	01/15/30	3,728,716
Intelsat Jackson Holdings SA (NR/NR)
	8,485,000	0.000	(f)(g)	10/15/24	—
	15,490,000	0.000	(f)(g)	07/15/25	—
Level 3 Financing, Inc. (BB/Ba3)
	1,896,000	4.625	(a)(b)	09/15/27	1,577,908

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
	$5,804,000	4.250	%(a)(b)	07/01/28	$4,534,839
	2,024,000	3.625	(a)(b)	01/15/29	1,499,825
Lorca Telecom Bondco SA (B/B1)
EUR	2,555,000	4.000	(a)(b)	09/18/27	2,178,930
Lumen Technologies, Inc. (BB-/B2)
	$2,414,000	6.875		01/15/28	2,072,902
	961,000	4.500	(a)(b)	01/15/29	676,073
Nokia of America Corp. (NR/WR)
	5,200,000	6.450		03/15/29	4,835,844
Sprint Corp. (BB+/Baa3)
	4,762,000	7.625	(a)	02/15/25	4,897,050
	2,836,000	7.625	(a)	03/01/26	2,942,492
Telecom Italia Capital SA (BB-/B1)
	2,040,000	6.000		09/30/34	1,521,534
	3,746,000	7.200		07/18/36	2,934,467

					52,249,461

Toys/Games/Hobbies(a)(b) – 0.5%
Mattel, Inc. (BB+/Ba1)
	1,439,000	3.375		04/01/26	1,291,186
	1,515,000	5.875		12/15/27	1,460,626
	5,107,000	3.750		04/01/29	4,307,142

					7,058,954

Transportation(a)(b) – 0.1%
Cargo Aircraft Management, Inc. (BB/Ba2)
	2,360,000	4.750		02/01/28	2,035,594

Water(a)(b) – 0.4%
Solaris Midstream Holdings LLC (B/B3)
	6,085,000	7.625		04/01/26	5,676,636

TOTAL CORPORATE OBLIGATIONS (Cost $1,510,449,351)					$1,254,462,334

Bank Loans(h) – 5.7%

Aerospace & Defense – 0.2%
ADS Tactical, Inc. (B+/B3) (1M USD LIBOR + 5.750%)
	$2,484,559	8.802%		03/19/26	$2,268,725

Airlines – 0.3%
United Airlines, Inc. (BB-/Ba1) (3M USD LIBOR + 3.750%)
	5,324,431	6.533		04/21/28	5,072,266

Building & Construction Materials(e) – 0.2%
KKR Apple Bidco LLC (B+/B1) (1M USD LIBOR + 2.750%)
	2,450,468	5.865		09/23/28	2,334,585

Building Materials(e) – 0.4%
Chamberlain Group Inc (B/B2) (1M USD LIBOR + 3.500%)
	3,151,188	6.615		11/03/28	2,855,764
Quikrete Holdings, Inc. (BB-/Ba2) (1M USD LIBOR + 2.625%)
	2,473,529	5.740		02/01/27	2,370,457

					5,226,221

48                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)

Chemicals – 0.4%
Cyanco Intermediate Corp. (B/B2) (1M USD LIBOR + 3.500%)
$2,016,574	6.615	%(e)	03/16/25	$1,897,475
Starfruit Finco B.V. (B+/B2) (1M USD LIBOR + 2.750%)
1,704,775	5.865	(e)	10/01/25	1,596,096
Trident TPI Holdings, Inc. (B-/B2) (1M SOFR + 3.250%)
175,000	8.095	(g)	09/17/24	166,688
Trident TPI Holdings, Inc. (B-/B2) (3M USD LIBOR + 4.000%)
1,723,390	7.674	%(e)	09/15/28	1,630,266

				5,290,525

Consumer Cyclical Services – 0.3%
Prime Security Services Borrower LLC (BB-/Ba3) (1M USD LIBOR + 2.750%)
1,687,513	5.303	(e)	09/23/26	1,631,876
The Hertz Corp. (BB+/Ba3) (1M USD LIBOR + 3.250%)
2,127,387	6.370%		06/30/28	2,009,061

				3,640,937

Diversified Manufacturing – 0.4%
Titan Acquisition Ltd. (B-/B2) (6M USD LIBOR + 3.000%)
1,667,798	5.877	(e)	03/28/25	1,489,894
Vertical US Newco Inc (B+/B1) (6M USD LIBOR + 3.500%)
4,133,110	6.871		07/30/27	3,954,022

				5,443,916

Electrical(e) – 0.2%
Pacific Gas & Electric Co. (BB-/B1) (1M USD LIBOR + 3.000%)
3,332,386	6.125		06/23/25	3,180,763

Health Care – 0.1%
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M USD LIBOR + 3.500%)
2,195,712	6.615		05/05/28	2,118,863

Health Care - Services – 0.5%
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (1M USD LIBOR + 3.750%)
7,103,292	6.871		11/16/25	6,589,582

Household Products(e) – 0.2%
Knight Health Holdings LLC (NR/NR) (1M USD LIBOR + 3.000%)
3,176,000	8.330		12/23/28	2,298,630

Machinery-Diversified(e) – 0.2%
Project Castle, Inc. (NR/NR) (1M TSFR + 5.500%)
3,875,000	8.542		06/01/29	3,264,687

Media(e) – 0.0%
Diamond Sports Group LLC (B/B2) (1M TSFR + 2.250%)
482,039	10.695		05/26/26	460,950

Media - Cable – 0.1%
DirecTV Financing, LLC (BB/Ba3) (1M USD LIBOR + 5.000%)
1,572,609	8.115		08/02/27	1,461,158

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)

Media - Non Cable – 0.2%
Entercom Media Corp. (B/B1) (1M USD LIBOR + 2.500%)
$1,775,000	5.613	%(e)	11/18/24	$1,467,552
iHeartCommunications, Inc. (BB-/B1) (1M USD LIBOR + 3.000%)
1,625,000	6.115		05/01/26	1,522,853

				2,990,405

Packaging – 0.4%
Charter NEX US, Inc. (B/B2) (3M USD LIBOR + 3.750%)
1,887,346	6.556		12/01/27	1,787,090
Clydesdale Acquisition Holdings Inc (B/B2) (1M SOFR + 4.175%)
2,892,750	7.309		04/13/29	2,724,421
LABL, Inc. (B-/B2) (1M USD LIBOR + 5.000%)
1,836,125	8.115		10/29/28	1,651,080

				6,162,591

Pharmaceuticals – 0.1%
Gainwell Acquisition Corp. (B+/B2) (3M USD LIBOR + 4.000%)
2,172,362	7.674		10/01/27	2,065,373

Retailers(e) – 0.1%
Staples, Inc. (B/B3) (3M USD LIBOR + 5.000%)
2,418,750	7.782		04/16/26	2,115,390

Retailing – 0.2%
RC Buyer, Inc. (B-/B1) (3M USD LIBOR + 3.500%)
2,518,125	7.174		07/28/28	2,354,447

Technology(e) – 0.1%
ICON Luxembourg S.a.r.l. (BB+/Ba1) (3M USD LIBOR + 2.250%)
1,405,513	5.938		07/03/28	1,371,780
PRA Health Sciences, Inc. (BB+/Ba1) (3M USD LIBOR + 2.250%)
350,184	5.938		07/03/28	341,780

				1,713,560

Technology - Software – 0.6%
Camelot U.S. Acquisition LLC (B/B1) (1M USD LIBOR + 3.000%)
1,630,918	6.115		10/30/26	1,575,272
CentralSquare Technologies LLC (B-/Caa1) (3M USD LIBOR + 3.750%)
3,136,906	7.424	(e)	08/29/25	2,736,950
The Dun & Bradstreet Corp. (B+/B1) (1M USD LIBOR + 3.250%)
2,781,793	6.330	(e)	02/06/26	2,685,125
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3) (3M USD LIBOR + 1.500%)
2,450,695	7.250	(e)	02/28/25	2,421,091

				9,418,438

Technology - Software/Services – 0.3%
Loyalty Ventures Inc (B-/B2) (1M USD LIBOR + 4.500%)
1,911,094	7.615		11/03/27	573,328

The accompanying notes are an integral part of these financial statements.                49

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)

Technology - Software/Services – (continued)
Peraton Corp. (B+/B1) (1M USD LIBOR + 3.750%)
$2,224,601	6.865	%(e)	02/01/28	$2,104,473
Physician Partners LLC (NR/NR) (1M TSFR + 4.000%)
2,338,250	7.032	(e)	12/23/28	2,192,109

				4,869,910

Telecommunications – 0.2%
Altice France SA (B/B2) (3M USD LIBOR + 3.688%)
1,925,127	6.200	(e)	01/31/26	1,742,241
GoTo Group, Inc. (B/B2) (1M USD LIBOR + 4.750%)
1,634,352	7.802		08/31/27	1,129,206

				2,871,447

TOTAL BANK LOANS (Cost $90,525,408)				$83,213,369

Shares	Description			Value

Common Stocks – 0.9%

Auto Components – 0.0%
1,229	Lear Corp.			$147,099

Chemicals – 0.0%
411	LyondellBasell Industries NV Class A			24,165

Commerical Services & Supplies – 0.0%
7,179,000	Reorganized Isa SA			—

Communications Equipment(i) – 0.4%
229,164	Intelsat Emergence SA			5,958,264

Oil, Gas & Consumable Fuels – 0.5%
128,440	Noble Corp.(i)			3,799,255
127,001	Summit Midstream Partners LP(i)			1,907,555
18,791	Valaris Ltd.			919,632

				6,626,442

TOTAL COMMON STOCKS (Cost $23,923,820)				$12,755,970

Units	Expiration Date			Value

Rights(i) – 0.0%

Communications Equipment – 0.0%
Intelsat Jackson Holdings SA (NR/NR)
23,998	12/05/25			$98,991
Intelsat Jackson Holdings SA (NR/NR)
23,998	12/05/25			98,992

TOTAL RIGHTS (Cost $—)				$197,983

Units	Expiration Date	Value

Warrants(i) – 0.0%

Intelsat Emergence SA (NR/NR)
6,089	02/17/27	$9,134
Noble Corp. (NR/NR)
4,596	02/05/28	60,896
(Cost $11,490)

TOTAL WARRANTS (Cost $3,316,784)		$70,030

Shares	Description	Value

Exchange Traded Funds – 1.1%

321,391	iShares Broad USD High Yield Corporate Bond ETF (NR/NR)	$10,805,165
63,576	iShares iBoxx High Yield Corporate Bond ETF (NR/NR)	4,538,691

TOTAL EXCHANGE TRADED FUNDS (Cost $16,676,952)		$15,343,856

Shares	Dividend Rate	Value

Investment Company(j) – 2.5%

Goldman Sachs Financial Square Government Fund - Institutional Shares
36,147,672	2.911%	$36,147,672
(Cost $36,147,672)

TOTAL INVESTMENTS BEFORE SHORT- TERM INVESTMENT (Cost $1,681,039,987)		$1,402,191,214

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $1,681,039,987)		$1,402,191,214

Securities Lending Reinvestment Vehicle(j) – 4.5%

Goldman Sachs Financial Square Government Fund – Institutional Shares
65,601,801	2.911%	$65,601,801
(Cost $65,601,801)

50                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(f) – 0.2%

Commercial Paper – 0.2%
Entergy Corp.
$3,771,000	0.000%	06/07/22	$3,765,056
(Cost $3,765,972)

TOTAL SHORT-TERM INVESTMENTS (Cost $3,765,972)			$3,765,056

TOTAL INVESTMENTS – 100.8% (Cost $1,750,407,760)			$1,471,558,071

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			$(12,026,099)

NET ASSETS – 100.0%			$1,459,531,972

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Pay-in-kind securities.

(e)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(f)	Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(h)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	Security is currently in default and/or non-income producing.

(j)	Represents an Affiliated Issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Trident TPI Holdings, Inc. (B-/B2), due 09/15/28	$84,335	$78,938	$(5,397)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA	USD	10,045,544	GBP	8,765,217	12/15/22	$247,483
HSBC Bank PLC	GBP	645,000	USD	700,013	12/15/22	20,990
MS & Co. Int. PLC	USD	1,897,036	EUR	1,865,114	10/11/22	67,736
State Street Bank and Trust	USD	39,876,651	EUR	39,112,357	10/11/22	1,515,317

TOTAL						$1,851,526

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	1,249,849	USD 1,252,485	10/11/22	$(26,635)

The accompanying notes are an integral part of these financial statements.                51

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	69	12/20/22	$7,732,312	$ (21,850)
2 Year U.S. Treasury Notes	584	12/30/22	119,948,126	(1,936,090)
5 Year U.S. Treasury Notes	506	12/30/22	54,398,953	(1,093,974)
Ultra 10 Year U.S. Treasury Notes	23	12/20/22	2,725,141	(85,214)

Total				$(3,137,128)

Short position contracts:
20 Year U.S. Treasury Bonds	(28)	12/20/22	(3,539,375)	4,460
5 Year German Euro-Bobl	(139)	12/08/22	(16,313,179)	426,928
Ultra Long U.S. Treasury Bonds	(15)	12/20/22	(2,055,000)	5,207

Total				$ 436,595

TOTAL FUTURES CONTRACTS				$(2,700,533)

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%	12M SOFR	12/21/32	$2,020	$174,574	$193,832	$(19,258)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Transocean, Inc., 8.000%, 02/01/2027	(1.000)%	3.955%	12/20/22	$1,075	$ 6,722	$ 19,369	$ (12,647)
Protection Sold:
CDX.NA.HY Index 34	5.000	4.867	06/20/25	48,708	228,258	1,724,699	(1,496,441)
CDX.NA.HY Index 39	5.000	6.080	12/20/27	15,550	(623,123)	(693,123)	70,000

TOTAL					$(388,143)	$1,050,945	$(1,439,088)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

52                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	5,700,000	$5,700,000	$51,724	$190,950	$(139,226)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	5,930,000	5,930,000	367,999	230,855	137,144
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	5,930,000	5,930,000	419,603	214,100	205,503

				11,860,000	$11,860,000	$787,602	$444,955	$342,647

Total purchased option contracts				17,560,000	$17,560,000	$839,326	$635,905	$203,421

Written option contracts
Calls
1Y IRS	Citibank NA	1.750	07/28/2023	(5,700,000)	(5,700,000)	(19,366)	(71,250)	51,884
1Y IRS	Citibank NA	2.075	07/28/2023	(5,700,000)	(5,700,000)	(31,899)	(119,700)	87,801

				(11,400,000)	$(11,400,000)	$(51,265)	$(190,950)	$139,685

Puts
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(5,930,000)	(5,930,000)	(245,774)	(141,492)	(104,282)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(5,930,000)	(5,930,000)	(158,946)	(89,363)	(69,582)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(5,930,000)	(5,930,000)	(189,475)	(81,917)	(107,559)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(5,930,000)	(5,930,000)	(287,731)	(132,183)	(155,548)

				(23,720,000)	$(23,720,000)	$(881,926)	$(444,955)	$(436,971)

Total written option contracts				(35,120,000)	$(35,120,000)	$(933,191)	$(635,905)	$(297,286)

TOTAL				(17,560,000)	$(17,560,000)	$(93,865)	$—	$(93,865)

Currency Abbreviations:
EUR —Euro
GBP —British Pound
USD —U.S. Dollar

The accompanying notes are an integral part of these financial statements.                53

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate
TSFR	—Term Secured Overnight Financing Rate

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
CDX.NA.HY Index 34	—CDX North America High Yield Index 34
CDX.NA.HY Ind 39	—CDX North America Investment Grade Index 39
SOFR	—Secured Overnight Funding Rate

54                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – 87.9%

Aerospace & Defense – 1.9%
ADS Tactical, Inc. (B+/B3) (1M USD LIBOR + 5.750%)
$16,054,176	8.802%		03/19/26	$14,659,550
Brown Group Holding LLC (B+/B1) (1M USD LIBOR + 2.500%)
11,139,712	5.615	(b)	06/07/28	10,564,123
Brown Group Holding, LLC (B+/B1) (1M SOFR + 3.750%)
3,250,000	6.784		07/02/29	3,143,010
Castlelake Aviation Limited (BB/Ba3) (3M USD LIBOR + 2.750%)
14,305,180	6.043	(b)	10/22/26	13,801,495
Propulsion (BC) Finco S.a.r.l. (NR/NR) (SOFR + 4.000%)
8,652,000	6.280	(b)	09/14/29	8,197,770
Spirit Aerosystems, Inc. (BB-/Ba2) (1M USD LIBOR + 3.750%)
8,120,971	6.865	(b)	01/15/25	8,021,976
TransDigm, Inc. (B+/Ba3)
(3M USD LIBOR + 2.250%)
2,002,793	5.924	(b)	08/22/24	1,949,258
(3M USD LIBOR + 2.250%)
1,175,888	5.924	(b)	05/30/25	1,126,548
(3M USD LIBOR + 2.250%)
6,362,013	5.924	(b)	12/09/25	6,085,520

				67,549,250

Airlines – 1.7%
AAdvantage Loyalty IP Ltd. (NR/Ba2) (3M USD LIBOR + 4.750%)
14,300,000	7.460	(b)	04/20/28	13,828,100
Air Canada (BB-/Ba2) (3M USD LIBOR + 3.500%)
10,997,438	6.421		08/11/28	10,437,778
American Airlines, Inc. (B/Ba3) (1M USD LIBOR + 1.750%)
13,662,101	4.871	(b)	01/29/27	12,534,977
United Airlines, Inc. (BB-/Ba1) (3M USD LIBOR + 3.750%)
24,810,922	6.533		04/21/28	23,635,877

				60,436,732

Automotive – 0.9%
Dealer Tire LLC (B-/B1) (1M USD LIBOR + 4.250%)
15,897,494	7.365	(b)	12/12/25	15,440,441
First Brands Group LLC (B-/Caa1) (3M USD LIBOR + 8.500%)
3,850,000	11.871	(b)	03/30/28	3,667,125
First Brands Group, LLC (B+/B1) (3M SOFR + 5.000%)
12,306,895	8.368		03/30/27	11,802,312

				30,909,878

Automotive - Distributors – 1.6%
Drive Chassis Holding Co. LLC (NR/NR) (1M USD LIBOR + 6.750%)
7,100,000	9.893	(b)	04/10/26	7,055,625
Highline Aftermarket Acquisition LLC (B/B2) (1M USD LIBOR + 4.500%)
9,888,801	7.615	(b)	11/09/27	8,801,033
SRAM, LLC (BB-/B1) (1M USD LIBOR + 2.750%)
16,297,238	5.865	(b)	05/18/28	15,360,147
Truck Hero, Inc. (B-/B2) (1M USD LIBOR + 3.500%)
15,878,530	6.615		01/31/28	13,801,142

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Automotive - Distributors – (continued)
Wand NewCo 3, Inc. (B-/B2) (1M USD LIBOR + 3.000%)
	$10,146,153	6.115	%(b)	02/05/26	$9,380,118

					54,398,065

Automotive - Parts – 4.8%
Adient US LLC (BB+/Ba3) (1M USD LIBOR + 3.250%)
	10,201,113	6.365	(b)	04/10/28	9,608,224
American Axle & Manufacturing, Inc. (BB+/Ba1) (1M USD LIBOR + 2.250%)
	12,390,210	5.340	(b)	04/06/24	12,099,040
Autokiniton US Holdings, Inc. (B/B2) (1M USD LIBOR + 4.500%)
	19,025,830	7.185	(b)	04/06/28	17,479,981
BBB Industries LLC (B-/NR) (1M SOFR + 5.250%)
	9,625,000	8.414	(b)	07/25/29	8,822,949
Belron Finance US LLC (BB+/Ba2)
(3M USD LIBOR + 2.250%)
	4,548,548	5.063	(b)	10/30/26	4,412,092
(3M USD LIBOR + 2.500%)
	13,660,964	5.375	(b)	04/13/28	13,238,294
Clarios Global LP (B/B1)
(1M EURIBOR + 3.250%)
EUR	3,490,751	3.935	(b)	04/30/26	3,063,604
(1M USD LIBOR + 3.250%)
	$14,406,670	6.365	(b)	04/30/26	13,596,294
DexKo Global Inc. (NR/NR) (1M USD LIBOR + 3.000%)
	9,954,000	6.893	(b)	10/04/28	9,118,760
Garrett LX I S.a.r.l. (B+/Ba2) (1M USD LIBOR + 3.250%)
	13,899,637	6.060	(b)	04/30/28	13,117,783
Gates Global LLC (B+/Ba3) (1M USD LIBOR + 2.500%)
	11,900,377	5.615	(b)	03/31/27	11,411,152
Holley Purchaser, Inc. (B/B2) (1M USD LIBOR + 3.750%)
	7,229,084	7.424		11/17/28	6,555,912
IXS Holdings, Inc. (NR/NR) (3M USD LIBOR + 4.250%)
	7,608,323	7.816	(b)	03/05/27	6,131,015
Mavis Tire Express Services Corp. (B-/B2) (1M USD SOFR
CME + 4.000%)
	11,727,124	7.250		05/04/28	10,972,249
Superior Industries International, Inc. (B/Ba3) (1M USD LIBOR + 4.000%)
	7,575,000	7.115	(b)	05/22/24	7,082,625
Tenneco, Inc. (B+/Ba3) (1M USD LIBOR + 3.000%)
	10,942,801	6.115	(b)	10/01/25	10,758,196
Wheel Pros, LLC (CCC+/Caa1) (1M USD LIBOR + 4.500%)
	12,045,279	7.552		05/11/28	8,801,365

					166,269,535

Beverages(b) – 0.4%
Sunshine Investments B.V. (NR/NR)
(1M SOFR + 4.250%)
	12,335,303	7.292		07/12/29	11,759,614
(3M EURIBOR + 4.250%)
EUR	525,000	5.423		07/12/29	475,510

					12,235,124

The accompanying notes are an integral part of these financial statements.                55

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Building & Construction Materials – 1.6%
DG Investment Intermediate Holdings 2, Inc. (B/B2) (1M USD LIBOR + 3.750%)
$9,174,155	6.865%		03/31/28	$8,531,964
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2) (1M USD LIBOR + 6.750%)
600,000	9.865	(b)	03/30/29	556,002
Energize HoldCo LLC (Caa2/Caa2)
(1M LIBOR + 6.750%)
9,029,625	6.865		12/08/28	8,412,631
(1M USD LIBOR + 6.750%)
7,450,000	9.865		12/07/29	6,965,750
KKR Apple Bidco LLC (B+/B1) (1M USD LIBOR + 2.750%)
18,306,887	5.865	(b)	09/23/28	17,441,154
KKR Apple Bidco LLC (CCC+/Caa1) (1M USD LIBOR + 5.750%)
6,228,571	8.830	(b)	09/23/29	5,937,884
Rockwood Service Corp. (B/B2) (1M USD LIBOR + 4.250%)
9,028,799	7.365	(b)	01/23/27	8,757,935

				56,603,320

Building Materials – 4.0%
ACProducts, Inc. (B-/B2) (3M USD LIBOR + 4.250%)
5,875,126	7.924	(b)	05/17/28	4,312,519
Associated Materials Inc. (B/NR) (1M SOFR + 6.000%)
12,019,875	9.042	(b)(c)	03/08/29	10,577,490
Chamberlain Group Inc (B/B2) (1M USD LIBOR + 3.500%)
18,241,386	6.615	(b)	11/03/28	16,531,256
Cornerstone Building Brands, Inc. (B/B2) (1M USD LIBOR + 3.250%)
12,362,495	6.068	(b)	04/12/28	10,121,793
CP Atlas Buyer, Inc. (B-/B2) (1M USD LIBOR + 3.500%)
17,974,737	6.615		11/23/27	15,584,097
GYP Holdings III Corp. (BB/Ba2) (1M USD LIBOR + 2.500%)
7,274,112	5.615	(b)	06/01/25	7,107,389
Icebox Holdco III, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
4,493,136	7.424		12/22/28	4,201,082
Icebox Holdco III, Inc. (Caa2/Caa2) (3M USD LIBOR + 6.750%)
1,525,000	10.424		12/21/29	1,410,625
Jeld-Wen Inc. (BB+/Ba2) (1M USD LIBOR + 2.250%)
2,640,105	5.365	(b)	07/28/28	2,444,579
LBM Acquisition LLC (B-/B2) (6M USD LIBOR + 3.750%)
14,580,655	7.121	(b)	12/17/27	12,692,460
Oscar AcquisitionCo, LLC (B/B1) (3M SOFR + 4.500%)
10,500,000	8.153	(b)	04/29/29	9,598,785
Quikrete Holdings, Inc. (BB-/Ba2) (1M USD LIBOR + 2.625%)
9,246,744	5.740	(b)	02/01/27	8,861,433
Solis IV BV (B+/B1) (3M SOFR + 3.500%)
18,753,000	6.340	(b)	02/26/29	15,349,331
SRS Distribution Inc. (B-/B3) (3M USD LIBOR + 3.500%)
13,531,124	6.306	(b)	06/02/28	12,459,865
Vector WP Holdco, Inc (B/NR) (1M USD LIBOR + 5.000%)
6,823,438	8.000	(b)	10/12/28	6,533,441

				137,786,145

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Capital Goods - Others – 1.3%
ASP Unifrax Holdings, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
	$13,377,144	7.424	%(b)	12/12/25	$12,287,441
Engineered Machinery Holdings, Inc. (NR/Caa1) (3M USD LIBOR + 6.000%)
	500,000	9.674	(b)(c)	05/21/29	465,000
Engineered Machinery Holdings, Inc. (B-/B1)
(3M EUR EURIBOR + 3.750%)
EUR	3,384,827	4.943		05/21/28	2,982,817
(3M USD LIBOR + 3.750%)
	$11,680,731	7.424		05/19/28	11,213,502
Engineered Machinery Holdings, Inc. (CCC+/Caa1) (3M USD LIBOR + 6.500%)
	2,000,000	10.174	(b)	05/21/29	1,890,000
Team Health Holdings, Inc. (B-/B3) (1M SOFR + 5.250%)
	8,515,395	8.284	(b)	03/02/27	7,231,018
Tempo Acquisition LLC (BB-/Ba3) (1M SOFR + 3.000%)
	9,296,013	6.034	(b)	08/31/28	9,038,049

					45,107,827

Chemicals – 5.2%
Albaugh, LLC (NR/NR) (1M SOFR + 3.500%)
	8,159,000	6.077	(b)(c)	04/06/29	7,914,230
Ascend Performance Materials Operations LLC (BB-/Ba3) (6M SOFR + 4.750%)
	6,053,759	8.831	(b)	08/27/26	5,916,036
Consolidated Energy Finance SA (BB-/B1) (3M USD LIBOR + 2.500%)
	7,245,262	5.293	(b)	05/07/25	6,919,225
Cyanco Intermediate Corp. (B/B2) (1M USD LIBOR + 3.500%)
	13,615,464	6.615	(b)	03/16/25	12,811,334
Diamond (BC) B.V. (B/Ba3) (1M USD LIBOR + 2.750%)
	13,200,250	5.556	(b)	09/29/28	12,137,630
Illuminate Buyer, LLC (B+/B1) (1M USD LIBOR + 3.500%)
	12,761,792	6.615		06/30/27	11,533,470
INEOS Enterprises Holdings US Finco LLC (BB/Ba3) (3M USD LIBOR + 3.500%)
	11,943,125	6.570	(b)	08/28/26	11,286,253
INEOS Styrolution US Holding LLC (NR/NR) (1M USD LIBOR + 2.750%)
	8,872,980	5.893	(b)	01/29/26	8,255,598
LSF11 A5 Holdco LLC (B/B1) (1M SOFR + 3.500%)
	13,930,000	6.595	(b)	10/15/28	12,920,075
Momentive Performance Materials, Inc. (B+/B1) (1M USD LIBOR + 3.250%)
	14,658,151	6.370	(b)	05/15/24	14,200,084
NIC Acquisition Corp. (B-/B3) (3M USD LIBOR + 3.750%)
	3,718,375	7.424	(b)	12/29/27	2,884,827
Polar US Borrower LLC (B-/B3) (3M USD LIBOR + 4.750%)
	14,731,790	7.205	(b)	10/15/25	11,883,693
PQ Corporation (BB-/B1) (3M USD LIBOR + 2.500%)
	12,691,561	5.306	(b)	06/09/28	12,069,675
Starfruit Finco B.V (B+/B2) (3M Euribor)
EUR	2,395,000	3.488	(b)	10/01/25	2,111,512
Starfruit Finco B.V. (B+/B2) (1M USD LIBOR + 2.750%)
	$17,083,006	5.865	(b)	10/01/25	15,993,965

56                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Chemicals – (continued)
Trident TPI Holdings, Inc. (B-/B2)
(1M SOFR + 3.250%)
	$1,500,000	8.095	%(c)	09/17/24	$1,428,750
(3M USD LIBOR + 3.250%)
	4,635,187	6.924		09/15/28	4,507,719
Trident TPI Holdings, Inc. (B-/B2) (3M USD LIBOR + 4.000%)
	4,081,122	7.674	%(b)	09/15/28	3,859,237
Trinseo Materials Operating S.C.A. (BB-/Ba2) (1M USD LIBOR + 2.500%)
	6,122,500	5.615	(b)	05/03/28	5,600,189
W.R. Grace & Co.-Conn. (B/B1) (3M USD LIBOR + 3.750%)
	16,531,841	7.438	(b)	09/22/28	15,436,607

					179,670,109

Coal – 0.5%
Oxbow Carbon LLC (NR/B1) (3M USD LIBOR + 4.250%)
	15,977,785	7.878		10/17/25	15,808,101

Commercial Services – 4.6%
Albion Financing 3 SARL (NR/NR) (1M USD LIBOR + 3.000%)
	8,188,125	8.393	(b)	08/17/26	7,741,217
Allied Universal Holdco LLC (B/B2)
(1M EURIBOR + 3.750%)
EUR	668,250	4.435	(b)	05/12/28	570,598
(1M USD LIBOR + 3.750%)
	$11,052,001	6.865	(b)	05/14/28	9,692,605
Amentum Government Services Holdings LLC (B/B1)
(3M USD SOFR CME + 4.000%)
	13,796,610	7.206		02/15/29	13,141,270
(6M USD LIBOR + 4.000%)
	3,481,875	8.170	(b)	01/29/27	3,313,596
Ankura Consulting Group LLC (CCC/Caa2) (3M USD LIBOR + 8.000%)
	5,650,000	10.783	(b)(c)	03/19/29	4,746,000
Ankura Consulting Group, LLC (B-/B2) (1M SOFR + 4.500%)
	6,083,585	7.649	(b)	03/17/28	5,505,644
Anticimex International AB (NR/B2) (3M USD LIBOR + 4.000%)
	893,250	7.070	(b)	11/16/28	849,704
Anticimex International AB (B/B2) (3M USD LIBOR + 3.500%)
	6,500,875	6.570	(b)	11/16/28	6,135,201
APi Group DE, Inc. (BB-/Ba1) (1M USD LIBOR + 2.750%)
	10,938,873	5.865	(b)	01/03/29	10,633,460
Belron Luxembourg S.a r.l. (NR/NR) (3M EURIBOR + 2.500%)
EUR	1,595,000	3.923	(b)	04/13/28	1,424,448
CAB (NR/NR) (3M EURIBOR + 3.250%)
	1,350,000	4.923	(b)	02/09/28	1,201,345
Conservice Midco LLC (B/B2) (1M USD LIBOR + 4.250%)
	$8,437,222	7.365	(b)	05/13/27	8,085,642
Da Vinci Purchaser Corp. (B/B2) (1M USD LIBOR + 4.000%)
	13,115,902	7.115	(b)	01/08/27	12,307,045
Garda World Security Corp. (B/B2) (3M USD LIBOR + 4.250%)
	4,600,000	7.240		10/30/26	4,318,250

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Commercial Services – (continued)
Garda World Security Corporation (NR/B2) (3M SOFR + 4.250%)
	$10,750,000	7.050	%(b)	02/01/29	$9,979,547
Holding Socotec (B/B2)
(1M USD LIBOR + 3.500%)
	8,376,588	7.674	(c)	06/02/28	7,748,344
(3M EUR EURIBOR + 3.500%)
EUR	1,025,000	4.693		06/02/28	920,420
Thevelia (US) LLC (B/B2) (3M SOFR + 4.000%)
	$12,796,590	7.703	(b)	06/18/29	12,092,778
Trans Union, LLC (BBB-/Ba2) (1M USD LIBOR + 2.250%)
	8,656,264	5.365	(b)	12/01/28	8,369,569
Vaco Holdings LLC (B/B2) (1M SOFR + 5.000%)
	7,130,080	8.703		01/21/29	6,898,353
Verisure Holding AB (NR/NR) (3M EURIBOR + 3.250%)
EUR	16,990,000	3.733	(b)	03/27/28	14,902,691
Verscend Holding Corp. (B+/B2) (1M USD LIBOR + 4.000%)
	$10,114,344	7.115	(b)	08/27/25	9,785,628

					160,363,355

Consumer Cyclical Services – 2.4%
Advantage Sales & Marketing, Inc. (BB-/B2) (3M USD LIBOR + 4.500%)
	2,150,372	7.053	(b)	10/28/27	1,912,046
APX Group, Inc. (B/B1) (3M PRIME + 2.500%)
	17,400,677	8.750	(b)	07/10/28	16,412,492
Asurion LLC (B/B3)
(1M USD LIBOR + 5.250%)
	9,175,000	8.365	(b)	01/31/28	6,881,250
(1M USD LIBOR + 5.250%)
	7,500,000	8.365	(b)	01/20/29	5,700,000
Asurion LLC (B+/Ba3)
(1M USD LIBOR + 3.000%)
	4,624,801	6.115	(b)	11/03/24	4,317,252
(1M USD LIBOR + 3.250%)
	14,826,649	6.365	(b)	12/23/26	12,537,859
(1M USD LIBOR + 3.250%)
	3,464,824	6.365	(b)	07/31/27	2,915,650
FCG Acquisitions Inc (B-/B2) (3M SOFR + 4.750%)
	2,375,000	8.303		03/31/28	2,315,625
Sabre GLBL Inc. (B/Ba3) (1M USD LIBOR + 3.500%)
	8,430,911	6.615	%(b)	12/17/27	7,528,129
Sabre GLBL, Inc. (B/Ba3) (3M USD LIBOR + 5.000%)
	2,408,335	5.115	(b)	02/22/24	2,370,717
Stats Intermediate Holdings LLC (B-/B2) (3M USD LIBOR + 5.250%)
	8,845,465	8.192	(b)	07/10/26	8,299,966
The Hertz Corp. (BB+/Ba3) (1M USD LIBOR + 3.250%)
	14,804,240	6.370%		06/30/28	13,980,828

					85,171,814

Consumer Products – 1.3%
19th Holdings Golf, LLC (B/B1) (1M SOFR + 3.000%)
	6,234,375	6.292	(b)	02/07/29	5,766,797

The accompanying notes are an integral part of these financial statements.                57

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Consumer Products – (continued)
Coty, Inc. (BB-/Ba3) (1M USD LIBOR + 2.250%)
$4,861,482	4.935	%(b)	04/07/25	$4,716,513
Kronos Acquisition Holdings, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
14,178,101	6.820	(b)	12/22/26	13,099,006
Proampac PG Borrower LLC (B-/B3) (3M USD LIBOR + 3.750%)
14,411,269	6.532	(b)	11/03/25	13,445,714
Springs Windows Fashions, LLC (B-/B2) (3M USD LIBOR + 4.000%)
10,422,625	7.602		10/06/28	8,108,802

				45,136,832

Distributors(b) – 0.2%
UGI Energy Services LLC (NR/Ba3) (1M USD LIBOR + 3.500%)
8,239,728	6.615		08/13/26	8,162,522

Diversified Financial Services – 1.9%
AllSpring Buyer LLC (BB-/Ba2)
(3M SOFR + 4.000%)
3,075,000	7.303	(b)	11/01/28	3,015,437
(3M USD LIBOR + 3.250%)
6,642,026	6.688	(b)	11/01/28	6,436,123
CQP Holdco LP (B+/B2) (3M USD LIBOR + 3.750%)
9,500,921	7.424		06/05/28	9,152,522
DRW Holdings, LLC (BB-/Ba3) (1M USD LIBOR + 3.750%)
10,306,199	6.865		03/01/28	9,910,029
Edelman Financial Center LLC (B/B2) (1M USD LIBOR + 3.500%)
9,671,173	6.615	(b)	04/07/28	8,853,185
GT Polaris, Inc. (NR/B2) (3M USD LIBOR + 3.750%)
8,160,852	6.556	(b)	09/24/27	7,671,201
LHS Borrower, LLC (NR/NR) (SOFR + 4.750%)
5,117,392	7.884	(b)(c)	02/16/29	4,145,088
Paysafe Group Holdings II Limited (B/B2) (1M USD LIBOR + 2.750%)
5,913,414	5.865	(b)	06/28/28	5,159,453
Syncapay, Inc. (B/B2) (3M USD LIBOR + 6.500%)
4,445,049	10.174	(b)	12/10/27	4,282,538
VFH Parent LLC (NR/NR) (1M SOFR + 3.000%)
8,000,000	5.845	(b)	01/13/29	7,647,520
Victory Capital Holdings, Inc. (BB-/Ba2) (3M USD LIBOR + 2.250%)
11	4.543	(b)	07/01/26	11

				66,273,107

Diversified Manufacturing – 3.4%
Anvil International LLC (B-/B3) (3M USD LIBOR + 5.000%)
9,371,550	7.810	(b)	05/28/26	8,600,740
Apex Tool Group, LLC (B-/B1) (1M USD SOFR + 5.250%)
18,112,895	8.098		02/08/29	15,961,989
AZZ Inc. (B/Ba3) (1M SOFR + 4.250%)
6,932,625	7.384	(b)	05/13/29	6,736,224

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Diversified Manufacturing – (continued)
CeramTec AcquiCo GmbH (NR/NR) (3M EURIBOR + 3.750%)
EUR	9,800,000	4.010	%(b)	02/02/29	$8,434,760
Crosby US Acquisition Corp. (B-/B2) (1M USD LIBOR + 4.750%)
	$8,250,601	7.834	(b)	06/26/26	7,745,251
Dynacast International LLC (NR/NR) (3M USD LIBOR + 4.500%)
	10,937,369	7.480	(b)	07/22/25	9,570,198
Fluid-Flow Products, Inc. (B-/B2) (3M USD LIBOR + 3.750%)
	13,941,241	7.424	(b)	03/31/28	13,331,312
Pelican Products, Inc. (B-/B2) (3M USD LIBOR + 4.250%)
	7,294,875	8.420	(b)	12/29/28	6,638,336
Rohm Holding GmbH (B-/B3) (3M USD LIBOR + 4.750%)
	5,213,047	8.121	(b)	07/31/26	4,111,791
Titan Acquisition Ltd. (B-/B2) (6M USD LIBOR + 3.000%)
	12,922,167	5.877	(b)	03/28/25	11,543,759
Vertical US Newco Inc (B+/B1) (6M USD LIBOR + 3.500%)
	17,685,543	6.871		07/30/27	16,919,228
Victory Buyer LLC (B-/B2) (3M USD LIBOR + 3.750%)
	8,151,947	7.315	(b)	11/19/28	7,357,133

					116,950,721

Electric(b) – 0.2%
Centuri Group, Inc (NR/NR) (3M USD LIBOR + 2.500%)
	6,366,394	5.570		08/27/28	6,137,586

Electrical – 1.0%
Calpine Corp. (BB+/Ba2)
(1M USD LIBOR + 2.000%)
	3,398,998	5.115	(b)	08/12/26	3,254,541
(1M USD LIBOR + 2.500%)
	2,319,022	5.620	(b)	12/16/27	2,236,419
Lonestar II Generation Holdings LLC (B/B1) (1M USD LIBOR + 5.000%)
	3,388,828	8.115	%(b)	04/20/26	3,278,690
Pacific Gas & Electric Co. (BB-/B1) (1M USD LIBOR + 3.000%)
	9,686,486	6.125	(b)	06/23/25	9,245,750
Pike Corporation (B/Ba3)
(1M SOFR + 3.500%)
	1,625,000	6.534	(b)	01/21/28	1,582,344
(1M USD LIBOR + 3.000%)
	4,530,822	6.120	(b)	01/21/28	4,389,234
TerraForm Power Operating, LLC (BB+/Ba2) (3M USD SOFR CME + 2.750%)
	10,174,500	6.403		05/21/29	10,047,319

					34,034,297

Energy(b) – 0.2%
Parkway Generation, LLC (NR/NR) (1M USD LIBOR + 3.000%)
	8,866,873	7.764%		02/18/29	8,646,568

Entertainment – 3.2%
888 Acquisitions Limited (NR/NR) (1M SOFR + 5.250%)
	10,500,000	8.292	(b)	07/08/28	8,995,035
Alterra Mountain Company (B/B1) (1M USD LIBOR + 3.500%)
	11,826,199	6.615	(b)	08/17/28	11,441,848

58                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Entertainment – (continued)
AMC Entertainment Holdings, Inc. (B-/Caa1) (3M USD LIBOR + 3.000%)
	$7,975,012	5.756	%(b)	04/22/26	$6,219,552
Amer Sports Oyj (NR/NR) (3M EURIBOR + 4.500%)
EUR	5,225,000	5.673	(b)	03/30/26	4,528,699
Banijay Entertainment S.A.S (B+/B1) (1M USD LIBOR + 3.750%)
	$9,795,230	6.303	(b)	03/01/25	9,434,080
Crown Finance US, Inc. (NR/NR)
	280,580	13.042		09/07/23	285,569
	3,338,906	13.047		09/08/23	3,398,272
Crown Finance US, Inc. (D/WR)
(3M USD LIBOR + 2.500%)
	4,568,163	4.000	(b)	02/28/25	1,921,872
(3M USD LIBOR + 2.750%)
	2,800,339	4.250	(b)	09/30/26	1,158,640
(PIK 8.250%, Cash 7.000%)
	526,334	7.000	(b)	05/23/24	623,574
Fender Musical Instruments Corporation (NR/NR) (1M SOFR + 4.000%)
	8,484,156	7.042	(b)	12/01/28	7,190,323
GVC Holdings (Gibraltar) Limited (NR/NR) (1M USD LIBOR + 3.000%)
	5,883,050	5.514	(b)	03/29/27	5,713,912
Luna III S.a r.l. (NR/NR) (3M EURIBOR + 4.175%)
EUR	14,500,000	4.797	(b)	10/23/28	13,571,244
Motion Finco S.a.r.l. (B/B2) (3M USD LIBOR + 3.250%)
	$10,887,110	6.924	%(b)	11/12/26	9,926,758
National CineMedia, LLC (CCC/NR) (1M SOFR + 8.114%)
	984,380	0.500	(b)(c)	06/20/23	620,159
National CineMedia, LLC (CCC/B3) (1M USD LIBOR + 4.000%)
	5,517,241	7.125	(b)	06/20/25	3,233,103
Playtika Holding Corp (BB+/Ba2) (1M USD LIBOR + 2.750%)
	11,119,026	5.865	(b)	03/13/28	10,628,788
SeaWorld Parks & Entertainment, Inc. (BB-/Ba3) (1M USD LIBOR + 3.000%)
	9,938,885	6.125	(b)	08/25/28	9,520,657
Stars Group Holdings B.V. (The) (NR/NR)
	2,025,000	6.292		07/29/28	1,974,051

					110,386,136

Environmental(b) – 0.2%
Northstar Group Services, INC. (B/B2) (1M USD LIBOR + 5.500%)
	8,460,007	8.615		11/12/26	8,253,836

Environmental Services(b) – 0.2%
Covanta Holding Corporation (NR/NR) (1M USD LIBOR + 3.000%)
	5,733,940	5.643%		11/30/28	5,548,619

Food & Beverage – 0.7%
Chef’s Warehouse Leasing Co., LLC (The) (B+/B2) (1M SOFR + 4.750%)
	3,500,000	7.925	(b)	08/23/29	3,473,750

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Food & Beverage – (continued)
Chobani, LLC (B-/B1) (1M USD LIBOR + 3.500%)
	$14,646,725	6.615%		10/25/27	$13,301,130
HLF Financing S.a.r.l. (BB+/Ba1) (1M USD LIBOR + 2.500%)
	8,816,733	5.615	(b)	08/18/25	8,436,556

					25,211,436

Food & Beverages – 0.4%
Sigma Bidco B.V. (B-/B2) (3M USD LIBOR + 3.000%)
	15,997,627	5.899		07/02/25	13,723,724

Gaming(b) – 0.2%
Caesars Resort Collection LLC (B+/B1) (1M USD LIBOR + 2.750%)
	6,659,007	5.865		12/23/24	6,493,198

Health Care – 1.3%
Jazz Financing Lux S.a.r.l. (BB-/Ba2) (1M USD LIBOR + 3.500%)
	17,216,019	6.615		05/05/28	16,613,459
Matrix Medical Network of Arizona LLC (B-/B3) (1M USD LIBOR + 4.750%)
	3,012,537	7.830	(b)	02/17/25	2,447,687
Onex TSG Intermediate Corp. (B/B2) (1M USD LIBOR + 4.750%)
	9,798,887	7.865		02/28/28	8,590,390
Sotera Health Holdings LLC (BB-/B1) (1M USD LIBOR + 2.750%)
	13,275,000	5.865	(b)	12/11/26	11,615,625
U.S. Renal Care, Inc. (CCC+/B3)
(1M USD LIBOR + 5.000%)
	5,258,439	8.115	(b)	06/26/26	3,765,515
(1M USD LIBOR + 5.500%)
	3,717,398	8.615	(b)	06/26/26	2,661,991

					45,694,667

Health Care - Pharmaceuticals(b) – 0.1%
Bausch Health Companies Inc. (B/B3) (1M SOFR + 5.250%)
	2,913,125	8.098		02/01/27	2,229,910

Health Care - Services – 4.2%
Accelerated Health Systems, LLC (B/B2) (3M SOFR + 4.250%)
	12,219,375	7.953	(b)	02/15/29	10,905,792
Biogroup-LCD (NR/NR) (3M EURIBOR + 2.750%)
EUR	3,875,000	3.071	(b)	02/09/28	3,368,099
Electron BidCo Inc. (B/B1) (1M USD LIBOR + 3.000%)
	$8,099,300	6.115	(b)	11/01/28	7,661,047
Envision Healthcare Corp. (CC/C) (1M USD LIBOR + 6.000%)
	10,219,484	6.406	(b)	10/10/25	2,766,516
Global Medical Response, Inc. (NR/B2) (1M USD LIBOR + 4.250%)
	10,001,334	6.814	(b)	10/02/25	8,646,153
Global Medical Response, Inc. (B/B2) (1M USD LIBOR + 4.250%)
	8,915,733	7.365	(b)	03/14/25	7,699,360
Help At Home, Inc. (B-/B1) (3M SOFR + 5.000%)
	13,935,292	8.710	%(b)	10/29/27	13,238,528

The accompanying notes are an integral part of these financial statements.                59

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Health Care - Services – (continued)
Help At Home, Inc. 2022 Incremental Term Loan (NR/NR) (1M SOFR + 5.000%)
	$2,089,500	8.042	%(b)	10/29/27	$1,985,025
Iris BidCo GmbH (NR/NR) (3M Euribor + 5.000%)
EUR	12,425,000	6.173	(b)	06/29/28	10,837,639
Lonza Group AG (B/B2) (1M USD LIBOR + 4.000%)
	$13,059,822	7.674	(b)	07/03/28	11,590,592
NAPA Management Services Corporation (B/B2) (1M SOFR + 5.250%)
	6,666,500	8.292	(b)(c)	02/23/29	5,933,185
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (1M USD LIBOR + 3.750%)
	17,450,427	6.871		11/16/25	16,188,412
Sedgwick Claims Management Services, Inc. (B/B2)
(1M USD LIBOR + 3.250%)
	11,289,628	6.365	(b)	12/31/25	10,668,699
(1M USD LIBOR + 3.750%)
	3,635,953	6.865	(b)	09/03/26	3,466,263
(1M USD LIBOR + 4.250%)
	264,000	7.365	(b)	09/03/26	253,936
Summit Behavioral Healthcare LLC (B-/B2) (3M USD LIBOR + 4.750%)
	7,263,500	7.730	(b)(c)	11/24/28	6,900,325
Summit Behavioral Healthcare LLC (CCC/Caa2) (3M USD LIBOR + 7.750%)
	3,800,000	10.730	(b)(c)	11/26/29	3,496,000
US Radiology Specialists, Inc. (B-/B3) (3M USD LIBOR + 5.250%)
	11,289,687	8.924	(b)	12/15/27	9,925,555
WP CityMD Bidco LLC (B/NR) (3M USD LIBOR + 3.250%)
	12,312,860	6.924	(b)	12/22/28	11,751,147

					147,282,273

Health Care Products(b) – 0.5%
Insulet Corp. (B+/Ba3) (1M USD LIBOR + 3.250%)
	9,381,250	6.365		05/04/28	9,123,265
Medline Borrower, LP (B+/B1) (1M USD LIBOR + 3.250%)
	9,539,563	6.365		10/23/28	8,755,506

					17,878,771

Home Construction(b) – 1.2%
Core & Main LP (B+/B1) (3M USD LIBOR + 2.500%)
	13,209,749	4.800		07/27/28	12,598,798
Foundation Building Materials Holding Co. LLC (B/B2) (3M USD LIBOR + 3.250%)
	11,338,775	6.056		01/31/28	10,187,890
KREF Holdings X LLC (NR/Ba2) (1M USD LIBOR + 3.500%)
	2,320,203	6.313		09/01/27	2,238,996
Packers Holdings LLC (B-/B2) (1M USD LIBOR + 3.250%)
	16,430,126	6.006		12/10/22	15,043,916
Petmate (B-/B3) (3M USD LIBOR + 5.500%)
	2,183,500	9.174		09/15/28	1,752,259

					41,821,859

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Household Products(b) – 0.1%
Knight Health Holdings LLC (NR/NR) (1M USD LIBOR + 3.000%)
	$5,086,563	8.330%		12/23/28	$3,681,400

Insurance – 2.1%
Acrisure, LLC (B/B2) (1M USD LIBOR + 3.500%)
	20,529,760	6.615		02/15/27	18,724,784
Alliant Holdings Intermediate LLC (B/B2)
(1M USD LIBOR + 3.250%)
	7,628,733	6.365	(b)	05/09/25	7,298,561
(3M USD LIBOR + 3.250%)
	4,705,548	6.365	(b)	05/09/25	4,503,586
Alliant Holdings Intermediate, LLC (NR/B2) (1M USD LIBOR + 3.500%)
	381,000	6.493	(b)	11/06/27	360,522
AssuredPartners, Inc. (B/B2)
(1M SOFR + 3.500%)
	184,075	6.534	(b)	02/12/27	173,951
AssuredPartners, Inc. (B/B2) (1M USD LIBOR + 3.500%)
	18,173,252	6.615	%(b)	02/12/27	17,173,722
Hyperion Insurance Group Ltd. (B/B2) (1M USD LIBOR + 3.250%)
	7,439,814	6.375	(b)	11/12/27	7,077,123
Hyperion Insurance Group Ltd. (B/WR) (1M USD LIBOR + 3.500%)
EUR	717,695	4.188	(b)	11/12/27	650,040
OneDigital Borrower LLC (B/B3) (1M SOFR + 4.250%)
	$9,295,527	7.292	(b)	11/16/27	8,644,840
USI, Inc. (B/B1) (3M USD LIBOR + 2.750%)
	7,309,216	6.424	(b)	05/16/24	7,102,146

					71,709,275

Investment Company(d) – 0.4%
Corgi Bidco, Inc (B-/B1)
	15,125,000	0.000		09/20/29	14,110,415

Lodging(b) – 0.3%
Hilton Grand Vacations Borrower LLC (BB+/Ba1) (1M USD LIBOR + 3.000%)
	9,578,250	6.115		08/02/28	9,252,015

Machinery – 0.6%
Cimpress Public Limited Company (BB-/B1) (1M USD LIBOR + 3.500%)
	8,739,375	6.615	(b)(c)	05/17/28	7,996,528
Shape Technologies Group, Inc. (B-/B3) (1M USD LIBOR + 3.000%)
	2,817,862	6.115	(b)	04/21/25	2,600,886
SPX Flow, Inc. (B-/B2) (1M SOFR + 4.500%)
	7,875,000	7.634		04/05/29	7,264,688
Star US Bidco LLC (B-/B2) (1M USD LIBOR + 4.250%)
	0	7.365	(b)	03/17/27	0
TK Elevator Topco GmbH (B+/B1) (1M EURIBOR + 3.625%)
EUR	1,605,000	4.256	(b)	07/29/27	1,396,681

					19,258,783

60                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Machinery-Diversified(b) – 0.3%
Project Castle, Inc. (NR/NR) (1M TSFR + 5.500%)
	$11,025,000	8.542%		06/01/29	$9,288,562

Media(b) – 0.3%
Diamond Sports Group LLC (B/B2) (1M TSFR + 2.250%)
	1,157,713	10.695		05/26/26	1,107,063
Diamond Sports Group, LLC (CCC+/Caa2) (1M SOFR + 3.250%)
	2,693,901	5.945		08/24/26	513,754
Zacapa, LLC (B-/B2) (1M SOFR + 4.250%)
	8,351,698	7.314		03/22/29	7,916,741

					9,537,558

Media - Cable – 1.9%
Altice Financing SA (NR/NR) (3M EURIBOR + 2.750%)
EUR	1,986,613	3.180	(b)	01/31/26	1,782,460
Altice Financing SA (B/B2)
(3M USD LIBOR + 2.750%)
	$8,841,106	5.262	(b)	07/15/25	8,295,875
(3M USD LIBOR + 2.750%)
	3,955,991	5.262	(b)	01/31/26	3,693,907
Altice France S.A. (B/B2) (3M USD LIBOR + 4.000%)
	6,822,718	6.905	(b)	08/14/26	6,174,560
CSC Holdings LLC (BB-/Ba3) (1M USD LIBOR + 2.500%)
	14,615,683	5.318	(b)	04/15/27	13,638,332
DirecTV Financing, LLC (BB/Ba3) (1M USD LIBOR + 5.000%)
	13,317,768	8.115		08/02/27	12,373,938
Virgin Media Bristol LLC (BB-/Ba3)
(1M USD LIBOR + 2.500%)
	10,583,080	5.318	(b)	01/31/28	10,083,347
(1M USD LIBOR + 3.250%)
	11,800,000	6.068	(b)	01/31/29	11,401,750

					67,444,169

Media - Non Cable – 3.4%
Allen Media, LLC (BB-/Ba3) (3M USD LIBOR + 5.500%)
	12,146,621	9.203		02/10/27	10,461,277
CMG Media Corp (B+/B1) (1M USD LIBOR + 3.500%)
	13,498,016	6.615		12/17/26	12,609,442
Cumulus Media New Holdings, Inc. (B/B2) (1M USD LIBOR + 3.750%)
	7,559,272	6.865	(b)	03/31/26	7,154,851
Entercom Media Corp. (B/B1) (1M USD LIBOR + 2.500%)
	9,897,098	5.613	(b)	11/18/24	8,182,822
Getty Images, Inc. (BB-/B1) (3M USD LIBOR + 4.500%)
	13,110,576	7.625	(b)	02/19/26	12,974,750
Gray Television, Inc. (BB/Ba2)
(1M USD LIBOR + 2.500%)
	4,650,000	5.064	(b)	01/02/26	4,497,713
(1M USD LIBOR + 3.000%)
	7,100,116	5.564	(b)	12/01/28	6,880,793
Hubbard Radio LLC (B/B2) (1M USD LIBOR + 4.250%)
	10,754,144	7.370	(b)	03/28/25	9,284,375

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Media - Non Cable – (continued)
iHeartCommunications, Inc. (BB-/B1)
(1M USD LIBOR + 3.000%)
$12,683,982	6.115%		05/01/26	$11,886,667
(1M USD LIBOR + 3.250%)
6,777,591	6.365		05/01/26	6,349,789
Lions Gate Capital Holdings LLC (BB-/Ba2) (1M USD LIBOR + 2.250%)
8,110,796	5.365	(b)	03/24/25	7,806,642
NEP/NCP Holdco, Inc. (CCC/Caa2) (1M USD LIBOR + 7.000%)
3,200,000	10.115	(b)	10/19/26	2,883,200
Taboola.com Ltd (BB-/B1) (1M USD LIBOR + 4.000%)
8,019,000	7.143	(b)	09/01/28	7,457,670
Voyage Digital (NZ) Limited (NR/NR) (1M SOFR + 4.500%)
10,200,000	7.345	(b)(c)	05/11/29	9,906,750

				118,336,741

Metals & Mining(b) – 0.5%
Grinding Media, Inc. (B/B2) (3M USD LIBOR + 4.000%)
5,717,250	7.144		06/03/23	5,088,352
PMHC II, Inc. (B-/B3) (3M SOFR + 4.250%)
15,000,000	6.977		04/23/29	12,044,550

				17,132,902

Midstream – 1.3%
AL GCX Holdings, LLC (B+/Ba3) (3M SOFR + 3.750%)
10,900,000	6.066	(b)	05/17/29	10,731,050
AL NGPL Holdings, LLC (B+/Ba3) (3M USD LIBOR + 3.750%)
6,265,120	6.098		04/14/28	6,143,764
Buckeye Partners LP (BBB-/Ba1) (1M USD LIBOR + 2.250%)
8,786,443	5.365	(b)	11/01/26	8,553,075
M6 ETX Holdings II Midco LLC (B+/B1) (3M SOFR + 4.500%)
4,925,000	7.989		09/19/29	4,826,500
Medallion Midland Acquisition, LLC (B/B2) (1M USD LIBOR + 3.750%)
4,367,000	6.871	(b)	10/18/28	4,214,155
Oryx Midstream Services Permian Basin LLC (BB-/Ba3) (3M USD LIBOR + 3.250%)
9,428,553	6.211	(b)	10/05/28	9,130,989

				43,599,533

Non Captive(b) – 0.6%
Hub International Limited (B/B2) (3M USD LIBOR + 3.250%)
10,921,730	5.982		04/25/25	10,505,393
HUB International Ltd. (B/B2) (3M USD LIBOR + 3.000%)
11,003,753	5.766		04/25/25	10,565,914

				21,071,307

Oil Field Services – 0.4%
ChampionX Corporation (BBB-/Ba2) (1M SOFR + 3.250%)
13,125,000	6.004		06/07/29	13,071,712

Oil, Gas & Consumable Fuels(b) – 0.4%
Delek US Holdings, Inc. (BB/B1) (1M USD LIBOR + 2.250%)
13,297,293	5.365		03/31/25	12,841,860

The accompanying notes are an integral part of these financial statements.                61

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Packaging – 2.9%
Altium Packaging LLC (B+/B2) (1M USD LIBOR + 2.750%)
	$0	5.865	%(b)	02/03/28	$0
Berlin Packaging LLC (B-/B2) (1M USD LIBOR + 3.250%)
	8,912,188	5.820	(b)	03/11/28	8,373,000
BWAY Holding Co. (B-/B2) (1M USD LIBOR + 3.250%)
	1	5.814	(b)	04/03/24	1
Canister International Group, Inc. (B/B2) (1M USD LIBOR + 4.750%)
	3,327,757	7.865	(b)	12/21/26	3,261,202
Charter NEX US, Inc. (B/B2) (3M USD LIBOR + 3.750%)
	13,794,274	6.556		12/01/27	13,061,522
Clydesdale Acquisition Holdings Inc (B/B2) (1M SOFR + 4.175%)
	13,690,687	7.309		04/13/29	12,894,026
Klockner-Pentaplast of America, Inc. (B/B2) (6M USD LIBOR + 4.750%)
	9,125,861	8.259	(b)	02/12/26	7,711,353
KP Germany Erste GmbH (NR/B2) (6M EURIBOR + 4.750%)
EUR	3,425,000	5.827	(b)	02/12/26	2,866,228
LABL, Inc. (B-/B2) (1M USD LIBOR + 5.000%)
	$15,599,675	8.115		10/29/28	14,027,540
Pretium PKG Holdings, Inc. (B-/B2) (3M USD LIBOR + 4.000%)
	9,886,258	6.293	(b)	06/10/22	8,828,428
Reynolds Group Holdings, Inc. (B+/B1)
(1M USD LIBOR + 3.250%)
	9,725,452	6.365	(b)	02/05/26	9,286,056
(1M USD LIBOR + 3.500%)
	2,351,250	6.615	(b)	09/24/28	2,248,383
Tosca Services LLC (B/B2) (1M USD LIBOR + 3.500%)
	13,756,755	6.649	(b)	08/18/27	12,050,918
TricorBraun Holdings, Inc. (B-/B2) (1M USD LIBOR + 3.250%)
	8,376,276	6.365	(b)	03/03/28	7,850,665

					102,459,322

Paper(b) – 0.3%
Plaze, Inc. (B/B3) (1M USD LIBOR + 3.500%)
	3,475,607	6.615		08/03/26	3,180,180
Pregis TopCo Corp. (B-/B2) (3M USD LIBOR + 4.000%)
	7,412,416	6.806		07/31/26	7,041,796
Pregis TopCo Corporation (B-/B2) (1M USD LIBOR + 4.000%)
	1,866,038	7.115		07/31/26	1,768,071

					11,990,047

Pharmaceuticals – 0.8%
Gainwell Acquisition Corp. (B+/B2) (3M USD LIBOR + 4.000%)
	13,207,511	7.674		10/01/27	12,557,041
Organon & Co (BB/Ba2)
(3M EURIBOR + %)
EUR	800,000	3.763	(b)	06/02/28	731,117
(3M USD LIBOR + 3.000%)
	$13,852,781	6.188	(b)	06/02/28	13,506,462

					26,794,620

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Pipelines(b) – 0.4%
Centurion Pipeline Co. LLC (BB/B1) (1M USD LIBOR + 3.250%)
	$0	6.365%		09/29/25	$0
ITT Holdings LLC (BB/Ba2) (1M USD LIBOR + 2.750%)
	8,823,686	5.865		07/10/28	8,404,561
NorthRiver Midstream Finance LP (BB/Ba3) (3M USD LIBOR + 3.250%)
	4,482,783	5.527		10/01/25	4,360,313

					12,764,874

Real Estate Investment Trust(b) – 0.2%
Forest City Enterprises LP (B+/B2) (1M USD LIBOR + 3.500%)
	7,473,084	6.615		12/08/25	7,273,777

Restaurants – 1.1%
1011778 B.C. Unlimited Liability Co. (BB+/Ba2) (1M USD LIBOR + 1.750%)
	16,338,611	4.871	(b)	11/19/26	15,588,832
IRB Holding Corp (B+/B2) (1M SOFR + 3.000%)
	16,207,142	6.042	(b)	12/15/27	15,153,678
IRB Holding Corp. (B+/B2) (1M USD LIBOR + 2.750%)
	8,627,108	5.865		02/05/25	8,323,779

					39,066,289

Retailers – 3.8%
AppLovin Corp. (BB-/Ba3) (1M USD LIBOR + 3.250%)
	10,443,356	6.365	(b)	08/15/25	10,082,225
AppLovin Corporation (BB-/Ba3) (3M USD LIBOR + 3.000%)
	13,895,088	6.674	(b)	10/25/28	13,321,915
BCPE Empire Holdings, Inc. (B-/B3)
(1M SOFR + 4.000%)
	11,011,029	7.115	(b)	06/11/26	10,442,089
(1M SOFR + 4.625%)
	2,985,000	7.759	(b)	06/11/26	2,843,213
CNT Holdings I Corp (CCC+/Caa2) (1M USD LIBOR + 6.750%)
	525,000	9.498	(b)	11/06/28	494,813
CNT Holdings I Corp. (B/B2) (1M SOFR + 3.500%)
	6,776,550	6.248	(b)	11/08/27	6,443,754
Constellation Automotive Limited (NR/NR)
(3M EURIBOR + 4.000%)
EUR	2,800,000	5.173	(b)	07/28/28	2,165,127
(SONIA + 7.500%)
GBP	700,000	9.689	(b)	07/27/29	591,402
EG America LLC (B-/B3) (3M USD LIBOR + 4.000%)
	$9,864,467	7.674	(b)	02/07/25	9,180,169
EG Group Ltd. (B-/B3)
(3M USD LIBOR + 4.000%)
	4,113,648	7.674	(b)	02/07/25	3,828,285
(3M USD LIBOR + 4.250%)
	8,767,665	7.924	(b)	03/31/26	8,168,570
Harbor Freight Tools USA, Inc. (BB-/B2) (1M USD LIBOR + 2.750%)
	9,373,748	5.865	(b)	10/19/27	8,459,808
New Era Cap Co., Inc. (B+/B2) (3M USD LIBOR + 6.000%)
	9,506,250	8.455		07/13/27	9,030,937

62                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Retailers – (continued)
OEConnection LLC (B-/B2) (1M USD LIBOR + 4.000%)
	$1	7.674	%(b)	09/25/26	$1
Restoration Hardware, Inc. (BB/Ba3) (1M USD LIBOR + 2.500%)
	13,184,865	5.615	(b)	10/20/28	11,652,124
Shutterfly, Inc. (B-/B2) (1M USD LIBOR + 5.000%)
	15,757,750	8.115	(b)	09/25/26	9,783,829
Staples, Inc. (B/B3) (3M USD LIBOR + 5.000%)
	21,250,528	7.782	(b)	04/16/26	18,585,286
TruGreen LP (B/B2) (1M USD LIBOR + 4.000%)
	7,362,765	7.115	(b)	11/02/27	6,939,406
TruGreen LP (CCC+/Caa2) (1M USD LIBOR + 8.500%)
	2,200,000	11.615	(b)	11/02/28	1,936,000

					133,948,953

Retailing – 0.3%
RC Buyer, Inc. (B-/B1) (3M USD LIBOR + 3.500%)
	8,986,563	7.174		07/28/28	8,402,436
RC Buyer, Inc. (CCC/Caa1) (3M USD LIBOR + 6.500%)
	1,650,000	10.174		07/30/29	1,561,312

					9,963,748

Technology(b) – 1.3%
Allegro Microsystems, Inc. (BB/B1) (1M USD LIBOR + 3.750%)
	150,000	6.865		09/30/27	145,500
Delta TopCo, Inc. (CCC/Caa2) (3M USD LIBOR + 7.250%)
	575,000	10.332		12/01/28	503,125
ICON Luxembourg S.a.r.l. (BB+/Ba1) (3M USD LIBOR + 2.250%)
	12,465,354	5.938		07/03/28	12,166,186
Ingram Micro Inc. (BB-/B1) (3M USD LIBOR + 3.500%)
	6,441,033	7.174		06/30/28	6,263,905
PRA Health Sciences, Inc. (BB+/Ba1) (3M USD LIBOR + 2.250%)
	3,105,751	5.938		07/03/28	3,031,213
Uber Technologies, Inc. (B+/Ba3)
(3M USD LIBOR + 3.500%)
	11,248,487	6.570		04/04/25	10,986,060
(3M USD LIBOR + 3.500%)
	7,301,284	6.570		02/25/27	7,103,127
Ultra Clean Holdings, Inc. (NR/B1) (1M USD LIBOR + 3.750%)
	6,735,793	6.865		08/27/25	6,594,745

					46,793,861

Technology - Hardware(b) – 1.0%
Entegris, Inc. (BB+/Baa3) (1M SOFR + 3.750%)
	12,125,000	6.042		07/06/29	12,017,209
II-VI Incorporated (BB-/Ba2) (1M USD LIBOR + 2.750%)
	13,300,000	5.314		07/02/29	12,856,711
MKS Instruments, Inc. (NR/NR) (3M EURIBOR + 3.000%)
EUR	800,000	3.351		08/17/29	748,758
MKS Instruments, Inc. (NR/Ba1) (1M SOFR + 2.750%)
	$11,225,000	5.868		08/17/29	10,924,731

					36,547,409

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Technology - Software – 3.8%
Athenahealth, Inc. (B-/B2) (1M SOFR + 3.500%)
$4,264,674	6.576	%(b)	02/15/29	$3,812,619
Atlas Purchaser, Inc. (CCC+/Caa2) (3M USD LIBOR + 9.000%)
1,225,000	11.188	(b)	05/07/29	937,125
Camelot U.S. Acquisition LLC (B/B1) (1M USD LIBOR + 3.000%)
17,269,809	6.115%		10/30/26	16,674,727
Castle US Holding Corp. (B-/B3) (1M USD LIBOR + 3.750%)
15,052,353	6.865		01/29/27	12,041,883
CentralSquare Technologies LLC (B-/Caa1) (3M USD LIBOR + 3.750%)
15,760,145	7.424	(b)	08/29/25	13,750,726
Ceridian HCM Holding, Inc. (B+/B1) (1M USD LIBOR + 2.500%)
9,144	5.615	(b)	04/30/25	8,673
Cloudera, Inc. (B-/B2) (1M USD LIBOR + 3.750%)
5,142,080	6.865	(b)	10/08/28	4,499,320
Cloudera, Inc. (CCC/Caa2) (1M USD LIBOR + 6.000%)
3,175,000	9.115	(b)	10/08/29	2,667,000
Eta Australia Holdings III Pty Ltd. (B-/B3) (1M USD LIBOR + 4.000%)
7,944,360	7.115	(b)	05/06/26	7,388,255
Grab Holdings, Inc. (B-/B2) (1M USD LIBOR + 4.500%)
19,815,856	7.620	(b)	01/29/26	18,515,539
Magenta Buyer LLC (B/B2) (1M USD LIBOR + 4.750%)
8,811,000	7.870	(b)	07/27/28	7,929,900
Magenta Buyer LLC (CCC+/Caa2) (1M USD LIBOR + 8.250%)
1,300,000	11.370	(b)	07/27/29	1,190,579
Severin Acquisition LLC (B-/B2) (3M SOFR + 3.000%)
12,931,006	6.034	(b)	08/01/25	12,530,921
The Dun & Bradstreet Corp. (B+/B1) (1M USD LIBOR + 3.250%)
14,622,540	6.330	(b)	02/06/26	14,114,407
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3) (3M USD LIBOR + 1.500%)
3,312,770	7.250	(b)	02/28/25	3,272,752
Travelport Finance (Luxembourg) S.a.r.l. (CCC-/Caa3)
(PIK 1.750%, Cash 5.000%)
1,236,890	8.674	(b)	05/29/26	860,257
VS Buyer LLC (B/B1) (1M USD LIBOR + 3.000%)
8,267,675	6.115	(b)	02/28/27	7,988,641
ZoomInfo LLC (BB+/Ba1) (1M USD LIBOR + 3.000%)
4,716,243	6.115	(b)	02/02/26	4,643,141

				132,826,465

Technology - Software/Services – 2.4%
Ahead DB Holdings, LLC (B+/B1) (3M USD LIBOR + 3.750%)
7,515,085	7.430		10/18/27	7,153,460
ConvergeOne Holdings, Inc. (B-/B2) (1M USD LIBOR + 5.000%)
2,871,438	8.115	(b)	01/04/26	2,040,530
DCert Buyer, Inc. (B-/B2) (3M USD LIBOR + 4.000%)
9,509,214	6.903		10/16/26	9,049,634
DCert Buyer, Inc. (CCC/Caa2) (1M USD LIBOR + 4.000%)
1,700,000	9.903		02/19/29	1,579,300

The accompanying notes are an integral part of these financial statements.                63

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Technology - Software/Services – (continued)
Electronics for Imaging, Inc. (B-/B3) (1M USD LIBOR + 5.000%)
	$1,352,009	8.115	%(b)	07/23/26	$1,082,026
Loyalty Ventures Inc (B-/B2) (1M USD LIBOR + 4.500%)
	12,582,382	7.615		11/03/27	3,774,714
NortonLifeLock Inc. (NR/NR) (SOFR + 2.000%)
	10,450,000	5.042	(b)	09/12/29	10,026,775
Park Place Technologies LLC (B-/B2) (1M USD LIBOR + 5.000%)
	4,826,500	8.134	(b)	11/10/27	4,569,103
Peraton Corp. (NR/NR) (1M USD LIBOR + 7.750%)
	5,436,528	10.568	(b)	02/01/29	5,127,352
Peraton Corp. (B+/B1) (1M USD LIBOR + 3.750%)
	22,237,358	6.865	(b)	02/01/28	21,036,540
Physician Partners LLC (NR/NR) (1M TSFR + 4.000%)
	11,343,000	7.032	(b)	12/23/28	10,634,063
Virtusa Corp. (B/B2) (1M USD LIBOR + 3.750%)
	9,634,946	6.865		02/11/28	9,004,628

					85,078,125

Telecommunications – 3.8%
Adevinta ASA (NR/NR)
(1M USD LIBOR + 3.000%)
	6,520,725	6.080	(b)	06/26/28	6,339,384
(3M EURIBOR + 3.250%)
EUR	6,979,500	4.403	(b)	06/26/28	6,429,844
Altice France SA (B/B2) (3M USD LIBOR + 3.688%)
	$7,347,462	6.200	(b)	01/31/26	6,649,453
Barracuda Networks, Inc. (B/B2) (1M SOFR + 4.500%)
	10,325,000	7.534	(b)	08/15/29	9,687,018
Buzz Merger Sub Ltd. (B/B1)
(1M USD LIBOR + 2.750%)
	9,245,350	5.865	(b)	01/29/27	8,875,536
(1M USD LIBOR + 3.250%)
	267,727	6.365	(b)	01/29/27	259,696
CCI Buyer, Inc. (B-/B1) (3M SOFR + 4.000%)
	8,561,621	7.553	(b)	12/17/27	8,052,205
Dynatrace LLC (BB+/Ba3) (1M USD LIBOR + 2.250%)
	5,239,507	5.365	(b)	08/22/25	5,145,196
Endure Digital Inc. (B/B2) (1M USD LIBOR + 3.500%)
	12,801,091	6.185	(b)	02/10/28	10,752,916
GoTo Group, Inc. (B/B2) (1M USD LIBOR + 4.750%)
	12,005,589	7.802		08/31/27	8,294,901
Imperva, Inc. (B-/B2) (3M USD LIBOR + 4.000%)
	12,110,538	6.921	(b)	01/12/26	10,124,410
Intelsat Jackson Holdings S.A. (B+/B3) (1M SOFR + 4.250%)
	17,968,235	7.445		02/01/29	16,822,760
Lorca Holdco Limited (NR/NR) (3M EURIBOR + 3.7500%)
EUR	7,000,000	4.027	(b)	09/17/27	6,273,791
MLN US Holding Co. LLC (CCC/B3) (3M USD LIBOR + 4.500%)
	$2,674,726	8.252	(b)	11/30/25	1,632,599
Numericable Group SA (B/B2) (3M USD LIBOR + 2.750%)
	10,609,105	5.556	(b)	07/31/25	9,654,286

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)

Telecommunications – (continued)
Project Alpha Intermediate Holding, Inc. (B/B3) (1M USD LIBOR + 4.000%)
	$10,781,120	7.120	%(b)	04/26/24	$10,360,009
PUG LLC (B-/B3) (1M USD LIBOR + 3.500%)
	9,053,230	6.615		02/12/27	7,831,044

					133,185,048

Textiles(b) – 0.5%
CBI Buyer, Inc. (B-/B2) (1M USD LIBOR + 3.250%)
	6,549,612	6.006	(c)	01/06/28	5,141,446
CBI Buyer, Inc. (CCC/Caa2) (1M USD LIBOR + 7.250%)
	1,100,000	10.365	(c)	01/05/29	984,500
Fanatics Commerce Intermediate Holdco, LLC (BB-/Ba3) (3M USD LIBOR + 3.250%)
	10,143,350	6.056		11/24/28	9,762,974

					15,888,920

Transportation Services – 1.4%
Dynasty Acquisition Co., Inc. (B-/B3) (1M USD LIBOR + 3.500%)
	9,989,508	6.615	%(b)	04/06/26	9,192,446
Kenan Advantage Group, Inc. (B-/B2) (1M USD LIBOR + 3.750%)
	7,466,191	6.865	(b)	03/24/26	7,013,591
Kenan Advantage Group, Inc. (CCC/Caa2) (1M USD LIBOR + 7.250%)
	2,050,000	10.365	(b)	09/01/27	1,886,000
LaserShip, Inc. (B-/B2) (6M USD LIBOR + 4.500%)
	13,190,712	7.377		05/07/28	11,072,019
LaserShip, Inc. (CCC/Caa2) (3M USD LIBOR + 7.500%)
	10,556,288	10.377	(b)(c)	05/07/29	8,022,779
MH Sub I LLC (B/B2)
(1M USD LIBOR + 3.500%)
	7,371,358	6.615	(b)	09/13/24	7,010,825
(1M USD LIBOR + 3.750%)
	3,491,299	6.865	(b)	09/13/24	3,318,479
MH Sub I LLC (CCC+/Caa2) (1M SOFR + 6.250%)
	600,000	9.282	(b)	02/23/29	560,502
Radar Bidco S.a.r.l. (NR/NR) (PIK 2.000%, Cash 10.000%)
EUR	559	6.000	(b)	12/16/24	547

					48,077,188

TOTAL BANK LOANS (Cost $3,328,155,749)					$3,055,170,195

Corporate Obligations – 6.0%

Aerospace & Defense(e) – 0.1%
Spirit AeroSystems, Inc. (CCC+/Caa1)
	$2,790,000	4.600%		06/15/28	$2,015,580

Airlines(f) – 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
	1,225,000	5.500		04/20/26	1,151,206

64                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Automotive – 0.4%
Dornoch Debt Merger Sub, Inc. (CCC/Caa1)
$5,970,000	6.625	%(e)(f)	10/15/29	$4,373,801
Ford Motor Co. (BB+/Ba2)
1,331,000	0.000	(d)	03/15/26	1,217,200
Ford Motor Credit Co. LLC (BB+/Ba2)
650,000	4.687	(e)	06/09/25	604,266
4,677,000	4.950	(e)	05/28/27	4,183,576
Tenneco, Inc. (B+/Ba3)
3,510,000	5.125	(e)(f)	04/15/29	3,474,584

				13,853,427

Banks(e)(f) – 0.1%
Freedom Mortgage Corp. (B/B2)
3,120,000	6.625		01/15/27	2,226,089

Chemicals(e)(f) – 0.5%
Axalta Coating Systems LLC (BB-/B1)
888,000	3.375		02/15/29	695,491
Diamond BC BV (B/Caa1)
1,055,000	4.625	(g)	10/01/29	748,955
Herens Holdco S.a.r.l. (B/B2)
4,200,000	4.750		05/15/28	3,436,020
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)
553,000	9.000		07/01/28	459,914
Olympus Water US Holding Corp. (B-/B2)
5,925,000	4.250		10/01/28	4,552,355
Polar U.S. Borrower LLC/Schenectady International Group, Inc. (CCC+/Caa2)
9,085,000	6.750	(g)	05/15/26	5,103,771
Rayonier AM Products, Inc. (B+/B1)
240,000	7.625		01/15/26	207,854
The Chemours Co. (BB/B1)
1,445,000	5.750		11/15/28	1,181,432
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (B/B2)
2,795,000	5.125		04/01/29	1,649,134

				18,034,926

Commercial Services(e)(f) – 0.5%
APi Group DE, Inc. (B/B1)
4,434,000	4.125		07/15/29	3,532,390
APX Group, Inc. (CCC/Caa1)
4,060,000	5.750		07/15/29	3,213,368
MPH Acquisition Holdings LLC (B+/Ba3)
1,425,000	5.500		09/01/28	1,177,193
NESCO Holdings II, Inc. (B/B3)
669,000	5.500		04/15/29	557,545
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. (B/B2)
3,450,000	4.000		06/15/29	2,413,861
Sabre Global, Inc. (B/Ba3)
416,000	9.250		04/15/25	398,266
The ADT Security Corp. (BB-/Ba3)
3,802,000	4.125		08/01/29	3,151,782

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(e)(f) – (continued)
Verisure Midholding AB (CCC+/Caa1)
EUR	1,075,000	5.250%		02/15/29	$774,373

					15,218,778

Distribution & Wholesale(e)(f) – 0.0%
BCPE Empire Holdings, Inc. (CCC/Caa2)
	$1,446,000	7.625		05/01/27	1,259,365

Diversified Financial Services(e)(f) – 0.6%
Castlelake Aviation Finance DAC (B+/B2)
	5,295,000	5.000	(g)	04/15/27	4,515,629
LPL Holdings, Inc. (BB/Ba2)
	2,489,000	4.000		03/15/29	2,138,275
PennyMac Financial Services, Inc. (BB-/Ba3)
	2,330,000	4.250		02/15/29	1,686,407
United Wholesale Mortgage LLC (NR/Ba3)
	3,330,000	5.500		04/15/29	2,530,201
VistaJet Malta Finance PLC/XO Management Holding, Inc. (B-/Caa1)
	6,805,000	7.875		05/01/27	5,972,817
	2,965,000	6.375		02/01/30	2,391,865

					19,235,194

Electrical Components & Equipment(e)(f) – 0.1%
Energizer Holdings, Inc. (B/B2)
	2,555,000	6.500		12/31/27	2,267,205
	3,100,000	4.375		03/31/29	2,316,754

					4,583,959

Electronics(e)(f) – 0.1%
Atkore, Inc. (BB/Ba2)
	1,031,000	4.250		06/01/31	824,645
Imola Merger Corp. (BB-/B1)
	2,575,000	4.750		05/15/29	2,175,386

					3,000,031

Engineering & Construction(e) – 0.2%
AECOM (BB-/Ba3)
	7,525,000	5.125		03/15/27	7,036,552

Entertainment(e)(f) – 0.2%
Caesars Entertainment, Inc. (CCC+/Caa1)
	2,215,000	4.625	(g)	10/15/29	1,699,193
Lions Gate Capital Holdings LLC (CCC+/B3)
	4,015,000	5.500		04/15/29	2,991,617
WMG Acquisition Corp. (BB+/Ba3)
	3,000,000	3.750		12/01/29	2,491,650

					7,182,460

Health Care Providers & Services(e)(f) – 0.0%
Legacy LifePoint Health LLC (B/B1)
	1,375,000	4.375		02/15/27	1,143,491

Healthcare Providers & Services(e)(f) – 0.6%
Catalent Pharma Solutions, Inc. (BB-/B1)
	785,000	3.125		02/15/29	612,944
	1,805,000	3.500		04/01/30	1,420,517

The accompanying notes are an integral part of these financial statements.                65

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(e)(f) – (continued)
CHS/Community Health Systems, Inc. (B/B2)
$5,150,000	5.250%		05/15/30	$3,583,318
CHS/Community Health Systems, Inc. (CCC/Caa2)
1,125,000	6.125		04/01/30	530,370
DaVita, Inc. (B+/B1)
1,420,000	3.750		02/15/31	1,012,034
Medline Borrower LP (B+/B1)
10,100,000	3.875		04/01/29	8,110,704
Tenet Healthcare Corp. (BB-/B1)
5,071,000	6.125		06/15/30	4,664,103

				19,933,990

Internet(e)(f) – 0.2%
ANGI Group LLC (B+/B1)
1,055,000	3.875		08/15/28	745,073
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
1,942,000	3.500		03/01/29	1,587,313
Match Group Holdings II LLC (BB/Ba3)
665,000	3.625		10/01/31	502,188
Twitter, Inc. (BB+/Ba2)
5,515,000	5.000		03/01/30	5,296,385

				8,130,959

Leisure Time(e)(f) – 0.1%
Carnival Corp. (B/B3)
960,000	5.750		03/01/27	673,114
MajorDrive Holdings IV LLC (CCC+/Caa2)
2,543,000	6.375		06/01/29	1,762,858
Royal Caribbean Cruises Ltd. (B/B3)
1,860,000	5.500		04/01/28	1,307,543

				3,743,515

Lodging(e)(f) – 0.1%
Marriott Ownership Resorts, Inc. (B+/B1)
560,000	4.500		06/15/29	444,618
Travel & Leisure Co. (BB-/Ba3)
4,332,000	4.500		12/01/29	3,360,982

				3,805,600

Machinery - Construction & Mining(e)(f) – 0.2%
Vertiv Group Corp. (BB-/B1)
8,450,000	4.125		11/15/28	6,807,573

Media(e) – 0.3%
Cumulus Media New Holdings, Inc. (B/B2)
4,100,000	6.750	(f)(g)	07/01/26	3,470,527
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC-/Ca)
3,225,000	6.625	(f)	08/15/27	220,364
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC+/Caa2)
2,350,000	5.375	(f)	08/15/26	466,686
DISH DBS Corp. (B+/Ba3)
2,675,000	5.250	(f)	12/01/26	2,207,865
iHeartCommunications, Inc. (B-/Caa1)
1	8.375		05/01/27	1

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media(e) – (continued)
Scripps Escrow II, Inc. (B/B3)
	$450,000	5.375	%(f)(g)	01/15/31	$342,459
Scripps Escrow II, Inc. (BB/Ba3)
	2,765,000	3.875	(f)(g)	01/15/29	2,206,636
Townsquare Media, Inc. (B/B2)
	957,000	6.875	(f)	02/01/26	877,579

					9,792,117

Miscellaneous Manufacturing(e) – 0.0%
Hillenbrand, Inc. (BB+/Ba1)
	922,000	3.750		03/01/31	708,787

Oil Field Services(e) – 0.1%
CNX Resources Corp. (BB/B1)
	525,000	6.000	(f)(g)	01/15/29	482,417
Noble Finance Co. (NR/NR)(h) (PIK 15.000%, Cash 11.000%)
	112,388	11.000	%(f)	02/15/28	123,523
Sunoco LP/Sunoco Finance Corp. (BB/Ba3)
	1,425,000	4.500		04/30/30	1,169,213
Transocean, Inc. (CCC/Ca)
	3,175,000	7.500	(f)	01/15/26	2,344,642

					4,119,795

Packaging(e)(f) – 0.2%
Kleopatra Finco S.a.r.l. (B/B2)
EUR	3,979,000	4.250%		03/01/26	3,130,419
LABL, Inc. (B-/B2)
	$3,505,000	5.875		11/01/28	2,843,782

					5,974,201

Pharmaceuticals(e)(f) – 0.3%
Bausch Health Cos., Inc. (B/B3)
	9,680,000	6.125		02/01/27	6,714,629
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)
	2,229,000	4.875		06/01/29	1,590,302
Jazz Securities DAC (BB-/Ba2)
	1,200,000	4.375		01/15/29	1,036,080

					9,341,011

Pipelines(e)(f) – 0.2%
ITT Holdings LLC (B/B2)
	2,305,000	6.500		08/01/29	1,795,387
NGL Energy Operating LLC/NGL Energy Finance Corp. (B+/B1)
	6,480,000	7.500		02/01/26	5,768,302

					7,563,689

Real Estate(e)(f) – 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp. (B+/B2)
	5,185,000	5.250		04/15/30	3,532,955

Real Estate Investment Trust(e) – 0.0%
SBA Communications Corp. (BB-/B1)
	605,000	3.125		02/01/29	486,468
Service Properties Trust (BB/Ba3)
	455,000	7.500		09/15/25	425,302

					911,770

66                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing(e)(f) – 0.1%
Asbury Automotive Group, Inc. (BB/B1)
$1,420,000	4.625%	11/15/29	$1,134,665
LCM Investments Holdings II LLC (BB-/B2)
2,285,000	4.875	05/01/29	1,774,760
Sonic Automotive, Inc. (BB-/B1)
948,000	4.625	11/15/29	744,588
Specialty Building Products Holdings LLC/SBP Finance Corp. (B/B3)
855,000	6.375	09/30/26	714,053

			4,368,066

Software(e)(f) – 0.6%
AthenaHealth Group, Inc. (CCC/Caa2)
8,970,000	6.500 (g)	02/15/30	7,096,795
Castle U.S. Holding Corp. (CCC/Caa2)
7,910,000	9.500	02/15/28	5,893,504
Rackspace Technology Global, Inc. (B+/B1)
3,380,000	3.500	02/15/28	2,232,321
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B+/B1)
5,575,000	3.875	02/01/29	4,559,012

			19,781,632

Telecommunication Services(e)(f) – 0.1%
Altice France SA (B/B2)
2,936,000	5.500	10/15/29	2,208,870
Level 3 Financing, Inc. (BB/Ba3)
1,247,000	3.750	07/15/29	913,079

			3,121,949

TOTAL CORPORATE OBLIGATIONS (Cost $260,673,710)			$207,578,667

Asset-Backed Securities(b)(f) – 0.9%

Collateralized Loan Obligations – 0.9%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3M USD LIBOR + 3.800%)
$5,400,000	6.540%	04/17/33	$4,681,503
ICG US CLO LLC Series 2015-2RA, Class C (NR/Baa3) (3M USD LIBOR + 3.500%)
2,100,000	6.240	01/16/33	1,863,712
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (NR/Baa3) (3M USD LIBOR + 3.900%)
2,600,000	6.412	07/15/29	2,252,250
Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB-/NR) (3M USD LIBOR + 3.500%)
3,235,000	6.484	02/20/30	2,939,412
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.670%)
4,900,000	6.592	08/16/34	4,594,985
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.720%)
4,000,000	6.460	04/18/36	3,531,616

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b)(f) – (continued)

Collateralized Loan Obligations – (continued)
Tikehau US CLO I Ltd. Series 2021-1A, Class E (NR/Ba3) (3M USD LIBOR + 6.910%)
$5,000,000	9.650%	01/18/35	$4,015,775
Tralee CLO V Ltd. Series 2018-5A, Class DR (BBB-/NR) (3M USD LIBOR + 3.810%)
7,000,000	6.520	10/20/34	5,699,260
Tralee CLO VII Ltd. Series 2021-7A, Class D (BBB-/NR) (3M USD LIBOR + 3.180%)
3,550,000	5.963	04/25/34	2,948,935

TOTAL ASSET-BACKED SECURITIES (Cost $37,309,873)			$32,527,448

Shares	Description		Value

Common Stocks – 0.2%

Aerospace & Defense(i) – 0.1%
314,360	Swissport		$4,898,608

Media(i) – 0.0%
162,749	Bright Pattern Holding Co.(c)		1,627
579,399	Clear Channel Outdoor Holdings, Inc.		793,777

			795,404

Oil, Gas & Consumable Fuels – 0.0%
5,710	Noble Corp.		168,902

Specialty Retail(i) – 0.1%
9,541	Neiman Marcus Group, Inc.		1,614,022

TOTAL COMMON STOCKS (Cost $10,615,335)			$7,476,936

Units	Expiration Date		Value

Warrants – 0.0%

Aspect Software, Inc. (NR/NR)(c)(i)
162,749			$1,628
Cineworld Group PLC (NR/NR)(i)
174,646			13,065
Noble Corp. (NR/NR)
6,346	02/05/28		84,084
(Cost $15,865)

TOTAL WARRANTS (Cost $15,865)			$98,777

Shares	Description		Value

Exchange Traded Funds – 1.4%

24,605	Eaton Vance Floating-Rate Income Trust (NR/NR)		$279,513

The accompanying notes are an integral part of these financial statements.                67

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description		Value

Exchange Traded Funds – (continued)

526,082		Invesco Senior Income Trust (NR/NR)	$1,957,025
146,959		Nuveen Credit Strategies Income Fund (NR/NR)	750,960
402,141		Nuveen Floating Rate Income Fund (NR/NR)	3,261,364
414,779		Nuveen Floating Rate Income Opportunity Fund (NR/NA)	3,343,119
969,368		SPDR Blackstone Senior Loan ETF (NR/NR)(g)	39,618,070

TOTAL EXCHANGE TRADED FUNDS (Cost $53,336,709)			$49,210,051

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $3,690,107,241)			$3,352,062,074

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $3,690,107,241)			$3,352,062,074

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle(j) – 1.4%

Goldman Sachs Financial Square Government Fund – Institutional Shares
47,230,627		2.911%	$47,230,627
(Cost $47,230,627)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(d) – 0.3%

Commercial Paper – 0.3%
Entergy Corp.
$10,901,000	0.000%	06/07/22	$10,883,817
(Cost $10,886,465)

TOTAL SHORT-TERM INVESTMENTS (Cost $10,886,465)			$10,883,817

TOTAL INVESTMENTS – 98.1% (Cost $3,748,224,333)			$3,410,176,518

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			$67,733,081

NET ASSETS – 100.0%			$3,477,909,599

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with "Call" features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	All or a portion of security is on loan.

(h)	Pay-in-kind securities.

(i)	Security is currently in default and/or non-income producing.

(j)	Represents an Affiliated Issuer.

68                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Athenahealth, Inc. (B-/B2), due 02/15/29	$724,638	$647,826	$ (74,327)

Icebox Holdco III, Inc. (NR/B2), due 12/22/28	934,286	873,557	(60,728)

Trident TPI Holdings, Inc. (B-/B2), due 09/15/28	495,210	467,685	(26,958)

TOTAL	$2,154,134	$1,989,068	$(162,013)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	34,124	USD 33,382	10/11/22	$87

	USD	133,418,990	EUR 131,072,395	10/11/22	4,863,404

TOTAL					$4,863,491

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR 8,894,919	USD 8,981,971	10/11/22	$(257,848)

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	2	12/20/22	$274,000	$ (25,197)

Short position contracts:
10 Year U.S. Treasury Notes	(591)	12/20/22	(67,339,922)	3,527,704
2 Year U.S. Treasury Notes	(76)	12/30/22	(15,609,688)	271,118
20 Year U.S. Treasury Bonds	(10)	12/20/22	(1,264,062)	101,992
5 Year U.S. Treasury Notes	(956)	12/30/22	(102,777,469)	3,580,718

Total				$7,481,532

TOTAL FUTURES CONTRACTS				$7,456,335

Currency Abbreviations:
EUR —Euro
GBP —British Pound
USD —U.S. Dollar

The accompanying notes are an integral part of these financial statements.                69

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate
TSFR	—Term Secured Overnight Financing Rate

Abbreviations:
SOFR —Secured Overnight Funding Rate

70                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 87.6%

Aerospace & Defense – 1.8%
Lockheed Martin Corp.
	$400,000	4.070%		12/15/42	$339,412
Northrop Grumman Corp.
	1,400,000	4.750		06/01/43	1,230,138
Raytheon Technologies Corp.
	1,975,000	4.125	(a)	11/16/28	1,848,007
The Boeing Co.(a)
	2,075,000	5.040		05/01/27	1,998,246
	1,950,000	3.450		11/01/28	1,685,092
	1,775,000	3.250		02/01/35	1,254,464
	500,000	3.550		03/01/38	342,000
	1,306,000	3.375		06/15/46	789,046
	575,000	3.625		03/01/48	356,420
	900,000	3.850		11/01/48	582,597

					10,425,422

Agriculture(a) – 0.4%
Altria Group, Inc.
	975,000	4.800		02/14/29	899,915
BAT Capital Corp.
	200,000	3.557		08/15/27	175,616
	1,350,000	2.259		03/25/28	1,075,262

					2,150,793

Automotive – 3.4%
General Motors Co.
	2,925,000	6.800	(a)	10/01/27	2,956,473
	2,050,000	6.600	(a)	04/01/36	1,915,192
	375,000	5.200		04/01/45	287,246
General Motors Financial Co., Inc.(a)
	2,775,000	4.300		07/13/25	2,653,455
	6,191,000	5.250		03/01/26	6,031,767
	1,275,000	1.500		06/10/26	1,082,628
	1,750,000	2.700		08/20/27	1,481,533
	2,150,000	5.650		01/17/29	2,034,975
	650,000	2.350		01/08/31	472,817
Stellantis Finance US, Inc.
	900,000	1.711	(a)(b)	01/29/27	750,528

					19,666,614

Banks – 23.2%
ABN AMRO Bank NV (-1X 5 year EUR Swap + 4.674%)
EUR	600,000	4.375	(a)(c)	12/31/99	499,826
AIB Group PLC
	$5,500,000	4.750	(b)	10/12/23	5,415,025
Banco Santander SA
	1,000,000	2.746		05/28/25	914,550
	2,400,000	5.179		11/19/25	2,322,696
	1,600,000	4.250		04/11/27	1,474,352
	1,000,000	2.749		12/03/30	709,300
(1 year CMT + 1.600%)
	400,000	3.225	(a)(c)	11/22/32	283,296
Bank of America Corp.
	1,825,000	6.220		09/15/26	1,857,211

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(3M USD LIBOR + 0.990%)
$275,000	2.496	%(a)(c)	02/13/31	$217,080
(3M USD LIBOR + 1.040%)
2,863,000	3.419	(a)(c)	12/20/28	2,539,624
(3M USD LIBOR + 1.070%)
5,356,000	3.970	(a)(c)	03/05/29	4,832,290
(3M USD LIBOR + 1.210%)
1,350,000	3.974	(a)(c)	02/07/30	1,204,794
(3M USD LIBOR + 1.310%)
1,950,000	4.271	(a)(c)	07/23/29	1,779,004
(5 year CMT + 1.200%)
1,875,000	2.482	(a)(c)	09/21/36	1,356,563
(SOFR + 1.010%)
100,000	1.197	(a)(c)	10/24/26	87,305
(SOFR + 1.330%)
550,000	2.972	(a)(c)	02/04/33	430,870
(SOFR + 1.580%)
3,360,000	4.376	(a)(c)	04/27/28	3,149,765
(SOFR + 1.830%)
550,000	4.571	(a)(c)	04/27/33	493,559
Barclays PLC
425,000	5.200		05/12/26	402,739
1,250,000	4.337	(a)	01/10/28	1,116,388
1,850,000	4.836	(a)	05/09/28	1,637,934
BNP Paribas SA(a)(b)(c)
(5 year USD Swap + 4.149%)
2,250,000	6.625		12/31/99	2,076,750
(SOFR + 1.004%)
4,225,000	1.323		01/13/27	3,588,250
(SOFR + 1.507%)
370,000	3.052		01/13/31	295,134
BPCE SA(b)
1,625,000	5.700		10/22/23	1,615,136
1,350,000	4.625		09/12/28	1,231,524
(SOFR + 1.730%)
1,375,000	3.116	(a)(c)	10/19/32	976,608
(SOFR + 2.865%)
1,690,000	5.748	(a)(c)	07/19/33	1,563,622
Citigroup, Inc.
1,475,000	4.450		09/29/27	1,368,298
925,000	4.750		05/18/46	733,766
(3M USD LIBOR + 1.192%)
1,061,000	4.075	(a)(c)	04/23/29	960,873
(3M USD LIBOR + 1.563%)
2,675,000	3.887	(a)(c)	01/10/28	2,463,942
(SOFR + 1.351%)
1,500,000	3.057	(a)(c)	01/25/33	1,182,855
(SOFR + 1.422%)
1,025,000	2.976	(a)(c)	11/05/30	842,202
(SOFR + 2.086%)
2,330,000	4.910	(a)(c)	05/24/33	2,143,763
(SOFR + 3.914%)
675,000	4.412	(a)(c)	03/31/31	607,001
Cooperatieve Rabobank UA
1,725,000	3.750		07/21/26	1,593,193

The accompanying notes are an integral part of these financial statements.                71

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Credit Agricole SA
$1,950,000	4.375%		03/17/25	$1,864,960
(5 year USD Swap + 4.319%)
500,000	6.875	(a)(b)(c)	12/31/99	460,415
(SOFR + 1.676%)
2,325,000	1.907	(a)(b)(c)	06/16/26	2,080,270
Credit Suisse AG
3,300,000	6.500	(b)	08/08/23	3,265,218
Credit Suisse Group AG
884,000	4.550		04/17/26	814,137
5,220,000	4.282	(a)(b)	01/09/28	4,452,503
Deutsche Bank AG(a)(c)
(SOFR + 1.870%)
6,300,000	2.129		11/24/26	5,356,071
(SOFR + 2.257%)
1,350,000	3.742		01/07/33	889,394
Discover Bank
2,125,000	4.650	(a)	09/13/28	1,925,781
First-Citizens Bank & Trust Co. (3M TSFR + 1.715%)
2,850,000	2.969	(a)(c)	09/27/25	2,678,829
HSBC Bank USA NA
800,000	5.625		08/15/35	727,664
300,000	7.000		01/15/39	318,825
HSBC Holdings PLC
600,000	7.625		05/17/32	628,578
(3M USD LIBOR + 1.211%)
1,075,000	3.803	(a)(c)	03/11/25	1,039,504
(3M USD LIBOR + 1.348%)
1,875,000	4.292	(a)(c)	09/12/26	1,769,100
(SOFR + 1.538%)
1,225,000	1.645	(a)(c)	04/18/26	1,090,507
(SOFR + 1.929%)
1,650,000	2.099	(a)(c)	06/04/26	1,478,730
(SOFR + 2.870%)
1,185,000	5.402	(a)(c)	08/11/33	1,049,045
ING Groep NV(a)(c)
(1 Year CMT + 1.100%)
3,625,000	1.400	(b)	07/01/26	3,188,224
(SOFR + 1.005%)
1,725,000	1.726		04/01/27	1,478,842
(SOFR + 1.830%)
850,000	4.017		03/28/28	772,472
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 1.360%)
1,550,000	3.882		07/24/38	1,216,022
(SOFR + 1.260%)
1,150,000	2.963		01/25/33	905,786
(SOFR + 1.560%)
3,850,000	4.323		04/26/28	3,621,310
(SOFR + 1.800%)
2,924,000	4.586		04/26/33	2,633,033
(SOFR + 2.040%)
400,000	2.522		04/22/31	316,124
(SOFR + 2.080%)
1,425,000	4.912		07/25/33	1,316,030

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(SOFR + 2.515%)
$2,500,000	2.956%		05/13/31	$1,987,000
(SOFR + 3.125%)
737,000	4.600		12/31/99	641,109
KeyCorp. (SOFR + 2.060%)
80,000	4.789	(a)(c)	06/01/33	73,627
Lloyds Banking Group PLC
1,875,000	4.582		12/10/25	1,803,750
371,000	4.650		03/24/26	348,885
(1 year CMT + 0.850%)
350,000	1.627	(a)(c)	05/11/27	297,591
Macquarie Group Ltd.(a)(b)(c)
(3M USD LIBOR + 1.372%)
1,900,000	3.763		11/28/28	1,697,650
(SOFR + 1.069%)
2,550,000	1.340		01/12/27	2,183,437
Morgan Stanley(a)(c)
(3M USD LIBOR + 1.455%)
2,720,000	3.971		07/22/38	2,169,445
(3M USD LIBOR + 1.628%)
1,950,000	4.431		01/23/30	1,794,351
(SOFR + 1.143%)
650,000	2.699		01/22/31	526,214
(SOFR + 1.290%)
1,847,000	2.943		01/21/33	1,459,813
(SOFR + 1.610%)
1,900,000	4.210		04/20/28	1,777,184
Morgan Stanley, Inc. (SOFR + 1.360%)
1,425,000	2.484	(a)(c)	09/16/36	1,021,112
Natwest Group PLC (3M USD LIBOR + 1.762%)
700,000	4.269	(a)(c)	03/22/25	680,288
Santander Holdings USA, Inc. (SOFR + 1.249%)
425,000	2.490	(a)(c)	01/06/28	353,906
Santander UK Group Holdings PLC(a)(c)
(3M USD LIBOR + 1.400%)
325,000	3.823		11/03/28	280,114
(SOFR + 1.220%)
550,000	2.469		01/11/28	458,024
Wells Fargo & Co.(a)(c)
(3M USD LIBOR + 1.310%)
2,573,000	3.584		05/22/28	2,327,330
(SOFR + 1.510%)
1,325,000	3.526		03/24/28	1,202,491
(SOFR + 2.100%)
3,223,000	4.897		07/25/33	2,964,773
Wells Fargo Bank NA
824,000	5.950		08/26/36	801,983
Westpac Banking Corp.(a)(c)
(5 year CMT + 1.350%)
1,000,000	2.894		02/04/30	920,810
(5 year CMT + 2.000%)
1,300,000	4.110		07/24/34	1,106,872

72                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(5 year USD ICE Swap + 2.236%)
$625,000	4.322%		11/23/31	$570,831

				132,753,052

Beverages – 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
1,850,000	4.700		02/01/36	1,667,849
4,154,000	4.900		02/01/46	3,600,230
Anheuser-Busch InBev Finance, Inc.
600,000	4.700	(a)	02/01/36	540,402
Anheuser-Busch InBev Worldwide, Inc.
1,850,000	4.750	(a)	01/23/29	1,804,952
175,000	5.450	(a)	01/23/39	166,068
875,000	4.950		01/15/42	777,779
600,000	4.600	(a)	04/15/48	497,370
825,000	5.550	(a)	01/23/49	776,069
Bacardi Ltd.
700,000	5.300	(a)(b)	05/15/48	596,246
Constellation Brands, Inc.(a)
350,000	4.650		11/15/28	331,027
775,000	4.750		05/09/32	725,733
50,000	4.500		05/09/47	40,424
JDE Peet’s NV
1,970,000	2.250	(a)(b)	09/24/31	1,445,172
Keurig Dr Pepper, Inc.(a)
650,000	4.050		04/15/32	572,000
325,000	4.500		11/15/45	262,899
800,000	4.500		04/15/52	632,784

				14,437,004

Biotechnology(a) – 0.7%
Amgen, Inc.
175,000	4.400		05/01/45	142,712
442,000	4.200		02/22/52	347,461
CSL Finance PLC(b)
900,000	4.250		04/27/32	820,341
300,000	4.625		04/27/42	261,537
Royalty Pharma PLC
550,000	1.200		09/02/25	486,684
2,050,000	1.750		09/02/27	1,691,086

				3,749,821

Building Materials(a) – 0.6%
Carrier Global Corp.
1,525,000	2.493		02/15/27	1,353,331
525,000	3.377		04/05/40	379,102
Fortune Brands Home & Security, Inc.
672,000	4.000		03/25/32	559,769
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
275,000	4.900		12/01/32	260,244

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(a) – (continued)
Masco Corp.
$1,000,000	1.500%		02/15/28	$806,850

				3,359,296

Chemicals(a) – 1.4%
Celanese US Holdings LLC
2,300,000	3.500		05/08/24	2,210,277
DuPont de Nemours, Inc.
2,025,000	4.725		11/15/28	1,931,506
125,000	5.319		11/15/38	113,755
Huntsman International LLC
1,050,000	4.500		05/01/29	925,176
1,025,000	2.950		06/15/31	774,377
International Flavors & Fragrances, Inc.
1,075,000	3.268	(b)	11/15/40	744,642
LYB International Finance B.V.
725,000	4.875		03/15/44	588,961
The Sherwin-Williams Co.
475,000	3.450		06/01/27	436,772
475,000	4.000		12/15/42	357,138

				8,082,604

Commercial Services – 1.1%
Ashtead Capital, Inc.(a)(b)
1,225,000	1.500		08/12/26	1,025,104
525,000	2.450		08/12/31	383,497
CoStar Group, Inc.
2,225,000	2.800	(a)(b)	07/15/30	1,760,086
DP World Ltd.
360,000	5.625		09/25/48	311,850
Global Payments, Inc.
1,150,000	4.450	(a)	06/01/28	1,056,022
PayPal Holdings, Inc.(a)
1,100,000	4.400		06/01/32	1,025,695
1,100,000	5.050		06/01/52	977,075

				6,539,329

Computers – 3.4%
Amdocs Ltd.
519,000	2.538	(a)	06/15/30	410,052
Apple, Inc.
1,102,000	3.850		05/04/43	927,355
Dell International LLC/EMC Corp.(a)
3,405,000	6.020		06/15/26	3,418,620
375,000	4.900		10/01/26	361,935
2,049,000	5.300		10/01/29	1,908,971
225,000	6.200		07/15/30	219,015
Dell, Inc.
2,075,000	7.100		04/15/28	2,152,252
Hewlett Packard Enterprise Co.(a)
6,274,000	4.900		10/15/25	6,219,479
341,000	6.200		10/15/35	334,156
380,000	6.350		10/15/45	345,926
HP, Inc.(a)
1,325,000	1.450		06/17/26	1,143,064

The accompanying notes are an integral part of these financial statements.                73

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers – (continued)
$1,565,000	4.000%		04/15/29	$1,376,496
International Business Machines Corp.
850,000	3.430	(a)	02/09/52	578,663

				19,395,984

Cosmetics & Personal Care(a) – 0.1%
Unilever Capital Corp.
625,000	2.625		08/12/51	403,419

Diversified Financial Services – 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
2,125,000	4.875		01/16/24	2,093,019
3,735,000	6.500		07/15/25	3,732,161
775,000	3.000		10/29/28	624,821
Air Lease Corp.(a)
2,150,000	3.375		07/01/25	2,011,045
4,000,000	2.875		01/15/26	3,586,240
1,475,000	3.750		06/01/26	1,347,796
325,000	3.625		04/01/27	287,924
Ally Financial, Inc.
950,000	4.625		03/30/25	930,193
1,335,000	4.750	(a)	06/09/27	1,232,766
1,875,000	2.200	(a)	11/02/28	1,450,125
Aviation Capital Group LLC
2,675,000	1.950	(a)(b)	01/30/26	2,246,171
Avolon Holdings Funding Ltd.(a)(b)
750,000	3.950		07/01/24	710,205
3,750,000	4.250		04/15/26	3,372,975
1,750,000	3.250		02/15/27	1,474,847
Capital One Financial Corp.(a)
915,000	3.750		07/28/26	846,448
(SOFR + 0.690%)
1,275,000	3.542	(c)	12/06/24	1,244,374
Discover Financial Services
800,000	4.100	(a)	02/09/27	733,600
Intercontinental Exchange, Inc.(a)
1,295,000	4.350		06/15/29	1,224,164
1,125,000	2.650		09/15/40	753,840
Nomura Holdings, Inc.
2,375,000	1.653		07/14/26	2,031,456
The Western Union Co.
600,000	2.750	(a)	03/15/31	450,984

				32,385,154

Electrical – 3.5%
American Electric Power Co., Inc.
350,000	2.300	(a)	03/01/30	279,549
Berkshire Hathaway Energy Co.
767,000	6.125		04/01/36	777,976
CMS Energy Corp.
500,000	4.875	(a)	03/01/44	430,045
Duke Energy Corp.
400,000	4.800	(a)	12/15/45	332,272
Duquesne Light Holdings, Inc.
1,075,000	2.532	(a)(b)	10/01/30	830,824

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
Enel Finance International NV
	$2,575,000	1.875	%(a)(b)	07/12/28	$2,008,938
FirstEnergy Corp.(a)
	525,000	2.050		03/01/25	478,490
	475,000	2.650		03/01/30	384,522
Korea Hydro & Nuclear Power Co., Ltd.
	1,060,000	4.250	(b)	07/27/27	1,007,954
NextEra Energy Capital Holdings, Inc.
	2,355,000	1.900	(a)	06/15/28	1,952,601
Pacific Gas & Electric Co.(a)
	250,000	2.950		03/01/26	221,313
	675,000	2.100		08/01/27	547,175
Progress Energy, Inc.
	1,400,000	7.000		10/30/31	1,491,784
Public Service Electric & Gas Co.
	975,000	3.950	(a)	05/01/42	799,139
Sempra Energy(a)
	2,370,000	3.400		02/01/28	2,145,277
	1,125,000	3.800		02/01/38	877,939
Southern California Edison Co.(a)
	1,625,000	4.200		03/01/29	1,502,686
	275,000	4.050		03/15/42	204,320
The Southern Co.
	3,275,000	3.250	(a)	07/01/26	3,037,038
Vistra Operations Co. LLC
	975,000	4.300	(a)(b)	07/15/29	832,416

					20,142,258

Engineering & Construction(a) – 0.2%
Cellnex Finance Co. SA
EUR	600,000	1.250		01/15/29	436,448
Mexico City Airport Trust
	$240,000	3.875	(b)	04/30/28	196,500
	800,000	5.500		07/31/47	495,760
	220,000	5.500	(b)	07/31/47	136,334

					1,265,042

Entertainment(a)(b) – 0.9%
Warnermedia Holdings, Inc.
	450,000	4.054		03/15/29	389,219
	100,000	4.279		03/15/32	82,336
	4,539,000	5.050		03/15/42	3,397,396
	1,750,000	5.141		03/15/52	1,271,655

					5,140,606

Environmental(a) – 0.3%
Republic Services, Inc.
	850,000	2.375		03/15/33	652,383
Waste Connections, Inc.
	525,000	3.200		06/01/32	440,554
Waste Management, Inc.
	400,000	4.150		04/15/32	370,336

					1,463,273

74                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Federal Home Loan Banks(a) – 0.2%
Prologis LP
$1,125,000	4.625%		01/15/33	$1,068,559

Food & Drug Retailing(a) – 1.1%
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	899,335
Kraft Heinz Foods Co.
3,036,000	3.875		05/15/27	2,837,688
1,960,000	3.750		04/01/30	1,727,603
Sysco Corp.
150,000	6.600		04/01/40	158,936
75,000	4.450		03/15/48	59,225
550,000	6.600		04/01/50	575,916

				6,258,703

Gas(a) – 0.1%
NiSource, Inc.
850,000	3.600		05/01/30	739,483

Healthcare Providers & Services – 1.7%
Centene Corp.
1,250,000	4.250	(a)	12/15/27	1,142,600
CommonSpirit Health
150,000	4.350		11/01/42	118,197
HCA, Inc.(a)
2,850,000	5.250		06/15/26	2,758,059
2,930,000	3.500		09/01/30	2,421,147
Novant Health, Inc.
710,000	3.168	(a)	11/01/51	490,734
PerkinElmer, Inc.
1,200,000	3.300	(a)	09/15/29	1,007,964
STERIS Irish FinCo UnLtd Co.
218,000	2.700	(a)	03/15/31	170,903
UnitedHealth Group, Inc.(a)
275,000	4.200		05/15/32	255,687
1,725,000	2.750		05/15/40	1,206,810
371,000	4.750		05/15/52	331,763

				9,903,864

Home Builders(a) – 0.2%
Lennar Corp.
425,000	5.250		06/01/26	414,303
525,000	4.750		11/29/27	486,081

				900,384

Insurance – 1.4%
American International Group, Inc.
700,000	6.250		05/01/36	729,981
598,000	4.500	(a)	07/16/44	490,964
200,000	4.800	(a)	07/10/45	172,360
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	382,052
323,000	5.031		12/15/46	280,878
Arch Capital Group Ltd.
595,000	7.350		05/01/34	655,470

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Corebridge Financial, Inc.
$1,190,000	3.900	%(a)(b)	04/05/32	$1,004,241
Great-West Lifeco Finance 2018 LP
459,000	4.047	(a)(b)	05/17/28	425,599
MetLife, Inc.
625,000	6.375		06/15/34	662,025
475,000	4.721		12/15/44	408,072
Principal Financial Group, Inc.
150,000	6.050		10/15/36	151,693
Prudential Financial, Inc.
650,000	5.700		12/14/36	643,019
Teachers Insurance & Annuity Association of America
890,000	4.900	(b)	09/15/44	793,551
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	205,090
Willis North America, Inc.
1,200,000	2.950	(a)	09/15/29	987,228

				7,992,223

Internet(a) – 1.5%
Amazon.com, Inc.
375,000	4.950		12/05/44	360,019
575,000	3.100		05/12/51	401,718
Expedia Group, Inc.
775,000	4.625		08/01/27	727,725
400,000	3.250		02/15/30	324,392
196,000	2.950		03/15/31	151,065
Meta Platforms, Inc.(b)
1,575,000	3.850		08/15/32	1,387,717
1,350,000	4.450		08/15/52	1,102,828
Netflix, Inc.
3,515,000	4.875	(b)	06/15/30	3,209,054
Prosus NV
200,000	3.680	(b)	01/21/30	151,420
200,000	3.680		01/21/30	151,420
580,000	3.061		07/13/31	398,859

				8,366,217

Investment Companies(a) – 0.7%
Blackstone Private Credit Fund
2,425,000	2.625		12/15/26	1,993,907
125,000	3.250		03/15/27	103,719
FS KKR Capital Corp.
1,375,000	3.400		01/15/26	1,212,805
JAB Holdings B.V.
700,000	2.200	(b)	11/23/30	517,475

				3,827,906

Iron/Steel – 0.5%
ArcelorMittal SA
950,000	4.550		03/11/26	912,618
Steel Dynamics, Inc.
2,250,000	1.650	(a)	10/15/27	1,846,237

				2,758,855

The accompanying notes are an integral part of these financial statements.                75

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Lodging(a) – 0.9%
Hyatt Hotels Corp.
$3,225,000	4.850%		03/15/26	$3,121,671
Marriott International, Inc.
800,000	5.000		10/15/27	772,712
543,000	4.000		04/15/28	491,713
675,000	4.650		12/01/28	628,648

				5,014,744

Machinery - Construction & Mining(a)(b) – 0.1%
The Weir Group PLC
925,000	2.200		05/13/26	778,193

Machinery-Diversified(a) – 0.0%
Otis Worldwide Corp.
325,000	3.112		02/15/40	228,732

Media – 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
5,700,000	4.908		07/23/25	5,562,288
1,050,000	3.750		02/15/28	930,394
5,925,000	4.200		03/15/28	5,355,667
625,000	6.384		10/23/35	575,912
300,000	6.484		10/23/45	265,041
Comcast Corp.
150,000	3.250	(a)	11/01/39	110,310
475,000	3.750	(a)	04/01/40	373,027
75,000	4.750		03/01/44	64,551
525,000	3.400	(a)	07/15/46	369,390
Discovery Communications LLC
3,425,000	4.900	(a)	03/11/26	3,313,756
Fox Corp.
225,000	5.476	(a)	01/25/39	195,289
Paramount Global
675,000	5.850	(a)	09/01/43	538,819
The Walt Disney Co.
1,100,000	4.625	(a)	03/23/40	992,497
Time Warner Cable LLC
675,000	5.875	(a)	11/15/40	559,285
Time Warner Entertainment Co. LP
1,600,000	8.375		07/15/33	1,708,880

				20,915,106

Mining – 0.8%
Glencore Finance Canada Ltd.
525,000	5.550	(b)	10/25/42	443,473
Glencore Funding LLC(a)(b)
1,225,000	2.850		04/27/31	948,162
725,000	2.625		09/23/31	543,931
Newcrest Finance Pty Ltd.
950,000	3.250	(a)(b)	05/13/30	789,479
Newmont Corp.
1,300,000	2.600	(a)	07/15/32	987,545
Teck Resources Ltd.
950,000	3.900	(a)	07/15/30	808,972

				4,521,562

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Miscellaneous Manufacturing – 1.1%
Eaton Corp.
$1,350,000	4.150	%(a)	03/15/33	$1,219,617
GE Capital International Funding Co.
1,700,000	4.418		11/15/35	1,524,968
General Electric Co.
1,400,000	6.750		03/15/32	1,513,568
625,000	6.150		08/07/37	618,587
1,294,000	5.875		01/14/38	1,296,472

				6,173,212

Multi-National(a)(b) – 0.0%
The African Export-Import Bank
200,000	3.798		05/17/31	162,150

Oil Field Services – 1.8%
Aker BP ASA
1,850,000	2.000	(a)(b)	07/15/26	1,598,178
BP Capital Markets America, Inc.(a)
175,000	4.234		11/06/28	164,568
1,575,000	2.721		01/12/32	1,279,246
Continental Resources, Inc.
625,000	4.375	(a)	01/15/28	559,300
Marathon Petroleum Corp.
2,395,000	3.800	(a)	04/01/28	2,144,315
Ovintiv Exploration, Inc.
800,000	5.375	(a)	01/01/26	792,976
Ovintiv, Inc.
1,025,000	8.125		09/15/30	1,103,556
Pertamina Persero PT
370,000	4.175	(a)	01/21/50	254,676
Qatar Energy(a)(b)
200,000	3.125		07/12/41	145,163
530,000	3.300		07/12/51	373,418
Reliance Industries Ltd.
890,000	3.625	(b)	01/12/52	583,117
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	996,875
Shell International Finance B.V.
225,000	6.375		12/15/38	238,739

				10,234,127

Packaging(a) – 0.5%
Berry Global, Inc.
1,800,000	1.570		01/15/26	1,573,326
1,225,000	1.650		01/15/27	1,018,759

				2,592,085

Pharmaceuticals(a) – 2.0%
AbbVie, Inc.
2,275,000	3.200		11/21/29	1,996,085
2,725,000	4.500		05/14/35	2,431,272
350,000	4.050		11/21/39	283,448
775,000	4.875		11/14/48	680,528
Becton Dickinson & Co.
439,000	4.685		12/15/44	375,692
175,000	4.669		06/06/47	150,589

76                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals(a) – (continued)
Bristol-Myers Squibb Co.
$425,000	4.350%		11/15/47	$363,469
Cigna Corp.
175,000	4.800		07/15/46	150,183
1,150,000	4.900		12/15/48	996,061
CVS Health Corp.
375,000	1.875		02/28/31	285,611
1,125,000	4.875		07/20/35	1,017,967
823,000	4.780		03/25/38	721,302
820,000	5.125		07/20/45	717,672
48,000	5.050		03/25/48	42,256
Perrigo Finance Unlimited Co.
1,425,000	4.375		03/15/26	1,307,665

				11,519,800

Pipelines – 3.0%
Abu Dhabi Crude Oil Pipeline LLC
490,000	4.600	(b)	11/02/47	433,436
Enbridge, Inc.
2,125,000	2.500	(a)	08/01/33	1,598,021
Energy Transfer LP(a)
1,325,000	2.900		05/15/25	1,234,900
550,000	5.950		12/01/25	549,522
525,000	4.200		04/15/27	485,772
300,000	5.500		06/01/27	292,194
354,000	4.950		05/15/28	330,091
456,000	5.150		03/15/45	360,897
Enterprise Products Operating LLC
575,000	4.800	(a)	02/01/49	473,823
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(b)	03/31/36	154,225
Kinder Morgan Energy Partners LP
650,000	6.550		09/15/40	620,120
MPLX LP(a)
600,000	2.650		08/15/30	471,672
950,000	4.500		04/15/38	763,144
520,000	5.500		02/15/49	443,165
Plains All American Pipeline LP/PAA Finance Corp.(a)
2,444,000	4.650		10/15/25	2,354,012
325,000	4.500		12/15/26	307,567
Sabine Pass Liquefaction LLC(a)
2,525,000	5.625		03/01/25	2,520,707
900,000	5.000		03/15/27	864,387
Targa Resources Corp.
220,000	4.200	(a)	02/01/33	183,931
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
775,000	4.875	(a)	02/01/31	666,275
Valero Energy Partners LP
675,000	4.500	(a)	03/15/28	642,769
Western Midstream Operating LP(a)
725,000	3.350		02/01/25	674,815
1,000,000	5.450		04/01/44	826,240

				17,251,685

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – 3.4%
Agree LP
$295,000	4.800%	10/01/32	$263,488
American Homes 4 Rent LP
225,000	2.375	07/15/31	170,037
Camden Property Trust
1,975,000	3.150	07/01/29	1,722,970
Crown Castle, Inc.
2,400,000	3.650	09/01/27	2,174,448
100,000	2.900	04/01/41	65,287
CubeSmart LP
555,000	2.500	02/15/32	417,166
Digital Realty Trust LP
425,000	3.700	08/15/27	393,214
Essex Portfolio LP
2,375,000	3.000	01/15/30	1,980,489
GLP Capital LP/GLP Financing II, Inc.
3,186,000	5.375	04/15/26	3,046,549
Healthcare Realty Holdings LP
875,000	2.050	03/15/31	635,530
Host Hotels & Resorts LP
950,000	2.900	12/15/31	697,215
Host Hotels & Resorts LP Series F
400,000	4.500	02/01/26	382,068
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	480,486
Kimco Realty Corp.
1,100,000	3.800	04/01/27	1,024,100
MPT Operating Partnership LP/MPT Finance Corp.
950,000	4.625	08/01/29	765,244
National Retail Properties, Inc.
1,300,000	3.600	12/15/26	1,202,019
Realty Income Corp.
1,450,000	2.850	12/15/32	1,162,349
Spirit Realty LP
1,125,000	4.000	07/15/29	972,090
WP Carey, Inc.
1,550,000	3.850	07/15/29	1,368,216
975,000	2.400	02/01/31	749,063
100,000	2.450	02/01/32	74,270

			19,746,298

Retailing(a) – 2.5%
7-Eleven, Inc.(b)
1,280,000	2.500	02/10/41	786,419
40,000	2.800	02/10/51	23,278
AutoNation, Inc.
702,000	4.500	10/01/25	679,094
1,425,000	4.750	06/01/30	1,253,758
25,000	2.400	08/01/31	17,663
Dollar Tree, Inc.
3,400,000	4.000	05/15/25	3,295,382
Lowe’s Cos., Inc.
875,000	1.700	09/15/28	714,499
3,850,000	3.750	04/01/32	3,330,019
375,000	4.250	04/01/52	285,562

The accompanying notes are an integral part of these financial statements.                77

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing(a) – (continued)
McDonald’s Corp.
$1,150,000	4.700%	12/09/35	$1,056,700
Starbucks Corp.
917,000	4.500	11/15/48	757,937
Target Corp.
600,000	2.950	01/15/52	402,930
The Home Depot, Inc.
800,000	2.700	04/15/30	683,936
500,000	4.875	02/15/44	459,265
425,000	4.950	09/15/52	398,433
Walgreens Boots Alliance, Inc.
253,000	4.100	04/15/50	180,976

			14,325,851

Savings&Loans(a)(b)(c) – 0.4%
Nationwide Building Society (3M USD LIBOR + 1.855%)
2,525,000	3.960	07/18/30	2,178,065

Semiconductors(a) – 1.9%
Broadcom, Inc.(b)
850,000	4.150	04/15/32	715,173
1,800,000	3.419	04/15/33	1,381,032
3,599,000	3.469	04/15/34	2,706,664
2,539,000	3.137	11/15/35	1,780,169
914,000	3.187	11/15/36	625,843
950,000	3.500	02/15/41	640,708
Micron Technology, Inc.
450,000	4.975	02/06/26	440,303
725,000	2.703	04/15/32	527,242
NXP B.V./NXP Funding LLC/NXP USA, Inc.
550,000	3.875	06/18/26	513,601
525,000	4.400	06/01/27	495,590
1,125,000	3.400	05/01/30	936,877
Skyworks Solutions, Inc.
525,000	3.000	06/01/31	399,000

			11,162,202

Software(a) – 1.6%
Oracle Corp.
1,267,000	2.800	04/01/27	1,119,534
1,050,000	2.950	04/01/30	847,350
3,200,000	2.875	03/25/31	2,520,800
1,200,000	3.600	04/01/40	813,756
VMware, Inc.
1,400,000	1.800	08/15/28	1,109,346
1,200,000	2.200	08/15/31	876,072
Workday, Inc.
825,000	3.700	04/01/29	739,909
1,375,000	3.800	04/01/32	1,196,140

			9,222,907

Telecommunication Services – 6.9%
AT&T, Inc.(a)
840,000	2.300	06/01/27	735,680
250,000	1.650	02/01/28	205,743
1,825,000	2.750	06/01/31	1,463,376

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
$1,300,000	2.250%		02/01/32	$983,684
486,000	2.550		12/01/33	361,667
1,350,000	4.500		05/15/35	1,168,708
175,000	4.900		08/15/37	154,672
925,000	4.850		03/01/39	802,188
925,000	3.500		06/01/41	666,870
125,000	4.300		12/15/42	98,908
75,000	4.350		06/15/45	58,483
175,000	4.750		05/15/46	146,615
775,000	5.150		11/15/46	676,405
875,000	3.500		09/15/53	583,004
Deutsche Telekom International Finance B.V.
2,825,000	4.375	(a)(b)	06/21/28	2,675,699
Rogers Communications, Inc.(a)(b)
650,000	4.500		03/15/42	525,031
1,050,000	4.550		03/15/52	840,777
Telefonica Emisiones SA
1,850,000	4.103		03/08/27	1,707,938
Telefonica Europe B.V.
675,000	8.250		09/15/30	732,685
T-Mobile USA, Inc.(a)
1,975,000	3.500		04/15/25	1,889,403
3,450,000	3.750		04/15/27	3,188,835
2,937,000	3.875		04/15/30	2,602,769
1,055,000	2.875		02/15/31	846,669
5,525,000	3.500		04/15/31	4,662,658
1,075,000	5.200		01/15/33	1,028,689
650,000	3.000		02/15/41	433,583
Verizon Communications, Inc.
2,631,000	4.329		09/21/28	2,477,481
1,625,000	3.875	(a)	02/08/29	1,483,527
1,876,000	4.016	(a)	12/03/29	1,701,025
475,000	3.150	(a)	03/22/30	403,351
2,025,000	2.550	(a)	03/21/31	1,616,659
800,000	2.355	(a)	03/15/32	615,208
2,300,000	2.650	(a)	11/20/40	1,491,757
400,000	4.862		08/21/46	347,160

				39,376,907

Transportation – 0.6%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	450,759
575,000	5.750	(a)	05/01/40	581,331
525,000	4.450	(a)	01/15/53	454,912
Canadian Pacific Railway Co.
775,000	2.450	(a)	12/02/31	621,147
CSX Corp.
1,300,000	4.500	(a)	11/15/52	1,093,105

78                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Transportation – (continued)
Union Pacific Corp.
	$275,000	3.550	%(a)	08/15/39	$217,976

					3,419,230

TOTAL CORPORATE OBLIGATIONS
(Cost $585,627,304)					$501,998,721

Sovereign Debt Obligations – 2.8%

Euro – 0.4%
Republic of Peru
EUR	100,000	1.250	%(a)	03/11/33	$65,069
Republic of Philippines
	340,000	0.000		02/03/23	329,010
	450,000	0.700		02/03/29	352,074
Republic of Romania(b)
	90,000	2.124		07/16/31	55,696
	70,000	2.000		01/28/32	42,054
	80,000	4.625		04/03/49	51,541
United Mexican States(a)
	130,000	1.350		09/18/27	110,525
	1,920,000	1.450		10/25/33	1,235,216

					2,241,185

United States Dollar – 2.4%
Abu Dhabi Government International Bond
	$1,680,000	4.125		10/11/47	1,419,390
Korea Development Bank
	790,000	2.000		02/24/25	738,042
Perusahaan Penerbit SBSN Indonesia III
	1,580,000	4.550		03/29/26	1,545,734
Republic of Chile
	150,000	3.625		10/30/42	107,044
	200,000	3.500	(a)	01/25/50	134,913
	260,000	4.000	(a)	01/31/52	189,800
Republic of Indonesia
	350,000	4.350	(b)	01/08/27	335,081
	1,610,000	4.350		01/08/27	1,541,374
Republic of Panama(a)
	380,000	2.252		09/29/32	265,834
	200,000	3.870		07/23/60	118,400
	390,000	4.500		01/19/63	256,035
Republic of Peru(a)
	430,000	2.780		12/01/60	230,399
	220,000	3.230	(d)	07/28/21	118,154
Republic of Philippines
	210,000	2.650		12/10/45	129,698
Republic of Qatar
	1,090,000	5.103	(b)	04/23/48	1,054,575
Republic of Romania
	560,000	6.125		01/22/44	445,130
Republic of Romania
	660,000	3.000	(b)	02/27/27	555,967

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Saudi Government International Bond
$1,490,000	3.250%	11/17/51	$1,005,750
State of Israel
200,000	4.500	04/03/20	162,037
United Mexican States(a)
2,540,000	3.250	04/16/30	2,115,820
802,000	3.500	02/12/34	608,317
1,399,000	3.771	05/24/61	826,984
440,000	3.750	04/19/71	254,457

			14,158,935

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $21,014,811)			$16,400,120

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 0.7%

California(a) – 0.1%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%	10/01/39	$544,589

Illinois – 0.5%
Illinois State GO Bonds Build America Series 2010
1,625,000	6.630 (a)	02/01/35	1,650,310
Illinois State GO Bonds Taxable-Pension Series 2003
1,360,000	5.100	06/01/33	1,295,482

			2,945,792

New Jersey(a) – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
350,000	7.414	01/01/40	428,202

Pennsylvania(a) – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	234,993

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $4,132,266)			$4,153,576

The accompanying notes are an integral part of these financial statements.                79

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

    Schedule of Investments (continued)

    September 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(e) – 3.7%

Goldman Sachs Financial Square Government Fund - Institutional Shares
21,050,778	2.911%	$21,050,778
(Cost $ 21,050,778)

TOTAL INVESTMENTS – 94.8%
(Cost $ 631,825,159)		$543,603,195

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.2%		29,697,733

NET ASSETS – 100.0%		$573,300,928

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(d)	Actual maturity date is July 28, 2121.

(e)	Represents an Affiliated Issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	USD	4,056,818	EUR	3,979,063	10/11/22	$154,160

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	31	12/20/22	$3,473,938	$(9,759)
2 Year U.S. Treasury Notes	196	12/30/22	40,256,563	(649,050)
20 Year U.S. Treasury Bonds	126	12/20/22	15,927,187	(1,196,713)
Ultra Long U.S. Treasury Bonds	386	12/20/22	52,882,000	(4,581,144)

Total				$(6,436,666)

Short position contracts:
10 Year U.S. Treasury Notes	(150)	12/20/22	(17,772,656)	879,974
5 Year U.S. Treasury Notes	(536)	12/30/22	(57,624,188)	1,499,707

Total				$2,379,681

TOTAL FUTURES CONTRACTS				$(4,056,985)

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	2.750%	12/21/27	$460	$(21,857)	$(14,518)	$ (7,339)
12M SOFR(b)	2.500	06/04/29	4,310	(56,195)	(2,902)	(53,293)
2.570%(b)	12M SOFR	06/04/31	11,360	108,099	11,093	97,006
2.680(b)	12M SOFR	07/28/32	660	14,204	(3,298)	17,502

80                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
2.500%(b)	12M SOFR	12/21/32	$	1,070	$92,472	$102,674	$(10,202)
2.000(c)	6M EURO(b)	12/21/32	EUR	1,250	122,376	63,802	58,574
12M SOFR(b)	2.730%	06/04/33	$	7,210	(54,085)	(6,124)	(47,961)
12M SOFR(b)	2.910	07/28/37		1,530	(20,823)	2,725	(23,548)
2.080(b)	12M SOFR	07/28/47		1,080	4,275	(687)	4,962
TOTAL					$188,466	$152,765	$ 35,701

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.
(b)	Payments made annually.
(c)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	1.277%	06/20/26	$2,375	$(21,388)	$32,783	$(54,171)
CDX.NA.IG Index 34	1.000	0.975	06/20/25	187,200	176,185	1,869,235	(1,693,050)
CDX.NA.IG Index 36	1.000	0.869	06/20/26	165,150	788,104	2,894,488	(2,106,384)
CDX.NA.IG Index 37	1.000	0.950	12/20/26	7,375	16,023	83,866	(67,843)
CDX.NA.IG Index 38	1.000	1.000	06/20/27	16,800	5,383	89,018	(83,635)
General Electric Co. 2.700%, 10/09/22	1.000	1.279	06/20/26	3,550	(32,412)	38,043	(70,455)
Nordstrom, Inc., 6.950%, 03/15/22	1.000	4.031	12/20/24	1,125	(69,291)	(16,262)	(53,029)
Nordstrom, Inc., 6.950%, 03/15/22	1.000	3.523	06/20/24	1,825	(74,225)	(3,044)	(71,181)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.962	06/20/27	1,175	2,261	4,088	(1,827)
Republic of Chile, 12/20/27	1.000	1.686	12/20/27	660	(20,469)	(12,835)	(7,634)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.574	12/20/27	1,990	(51,322)	(17,064)	(34,258)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.563	06/20/27	1,980	(46,150)	(16,876)	(29,274)
The Boeing Co., 8.750%, 08/15/21	1.000	1.470	06/20/24	1,750	(13,013)	13,062	(26,075)
United Mexican States, 4.150%, 03/28/27	1.000	1.952	12/20/27	2,000	(85,630)	(59,256)	(26,374)

TOTAL					$574,056	$4,899,246	$(4,325,190)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.                81

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

    Schedule of Investments (continued)

    September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	2,300,000	$2,300,000	$20,871	$77,050	$(56,179)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	2,070,000	2,070,000	19,464	76,867	(57,404)
9M IRS	Deutsche Bank AG (London)	1.850	11/22/2022	19,200,000	19,200,000	10	65,138	(65,128)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	19,200,000	19,200,000	4	62,400	(62,396)

				42,770,000	$42,770,000	$40,349	$281,455	$(241,107)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000	05/05/2023	2,050,000	2,050,000	116,562	71,717	44,845
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	2,310,000	2,310,000	143,352	89,928	53,424
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	2,310,000	2,310,000	163,454	83,401	80,053

				6,670,000	$6,670,000	$423,368	$245,046	$178,322

Total purchased option contracts				49,440,000	$49,440,000	$463,717	$526,501	$(62,785)

Written option contracts
Calls
1Y IRS	Citibank NA	1.750	07/28/2023	(2,300,000)	(2,300,000)	(7,814)	(28,750)	20,936
1Y IRS	Citibank NA	2.075	07/28/2023	(2,300,000)	(2,300,000)	(12,872)	(48,300)	35,428
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(2,070,000)	(2,070,000)	(5,588)	(29,283)	23,695
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(2,070,000)	(2,070,000)	(10,604)	(47,584)	36,980
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(19,200,000)	(19,200,000)	(4)	(42,068)	42,064
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(19,200,000)	(19,200,000)	(2)	(23,070)	23,068
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(19,200,000)	(19,200,000)	(2)	(23,040)	23,038
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(19,200,000)	(19,200,000)	(2)	(39,360)	39,358

				(85,540,000)	$(85,540,000)	$(36,888)	$(281,455)	$244,567

Puts
1Y IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(2,050,000)	(2,050,000)	(41,743)	(26,345)	(15,398)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(2,050,000)	(2,050,000)	(71,937)	(45,372)	(26,565)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(2,310,000)	(2,310,000)	(95,740)	(55,117)	(40,622)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(2,310,000)	(2,310,000)	(61,917)	(34,811)	(27,106)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(2,310,000)	(2,310,000)	(73,809)	(31,910)	(41,899)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(2,310,000)	(2,310,000)	(112,084)	(51,491)	(60,593)

				(13,340,000)	$(13,340,000)	$(457,230)	$(245,046)	$(212,183)

Total written option contracts				(98,880,000)	$(98,880,000)	$(494,118)	$(526,501)	$32,384

TOTAL				(49,440,000)	$(49,440,000)	$(30,401)	$—	$(30,401)

82                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR —Euro
USD —U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
GO	—General Obligation
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
SOFR	—Secured Overnight Funding Rate
TSFR	—Term Secured Overnight Financing Rate

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
9M IRS	—9 Months Interest Rate Swaptions
CDX.NA.IG Ind 34	—CDX North America Investment Grade Index 34
CDX.NA.IG Ind 36	—CDX North America Investment Grade Index 36
CDX.NA.IG Ind 37	—CDX North America Investment Grade Index 37
CDX.NA.IG Ind 38	—CDX North America Investment Grade Index 38
EURO	—Euro Offered Rate
SOFR	—Secured Overnight Funding Rate

The accompanying notes are an integral part of these financial statements.                83

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 79.9%

Benin(a) – 0.1%
Benin Government International Bond (B+/B1)
EUR	120,000	4.950%		01/22/35	$74,151

Brazil – 14.7%
Brazil Letras do Tesouro Nacional (NR/NR)
BRL	15,176,000	0.000	(b)	01/01/24	2,423,795
Brazil Letras do Tesouro Nacional (BB-/NR)
	14,367,000	0.000	(b)	01/01/23	2,579,946
Brazil Notas do Tesouro Nacional (NR/NR)
	1,591,000	10.000		01/01/31	266,152
Brazil Notas do Tesouro Nacional (BB-/NR)
	2,518,000	10.000		01/01/29	429,767
Brazil Notas do Tesouro Nacional (BB-/Ba2)
	11,610,000	10.000		01/01/25	2,081,571
	3,182,000	10.000		01/01/27	557,164

					8,338,395

Chile – 0.8%
Bonos de la Tesoreria de la Republica en pesos (NR/NR)
CLP	125,000,000	4.700	(a)	09/01/30	112,678
Bonos de la Tesoreria de la Republica en pesos (NR/A2)
	110,000,000	4.500		03/01/26	103,864
	50,000,000	6.000		01/01/43	47,082
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
	105,000,000	5.000		03/01/35	92,217
Republic of Chile (A/A2)
	$200,000	3.250	(c)	09/21/71	114,000

					469,841

China – 3.3%
China Government Bond (NR/NR)
CNY	10,470,000	2.850		06/04/27	1,484,305
	780,000	3.860		07/22/49	121,732
	1,880,000	3.390		03/16/50	270,508

					1,876,545

Colombia – 4.5%
Republic of Colombia (NR/NR)
COP	1,699,300,000	6.250		11/26/25	313,152
	2,765,600,000	5.750		11/03/27	450,457
	1,359,500,000	7.000		03/26/31	208,564
	4,368,300,000	9.250		05/28/42	693,175
Republic of Colombia (NR/Baa2)
	1,851,000,000	4.375	(c)	03/21/23	385,583
Republic of Colombia (BB+/Baa2)
	$200,000	3.875	(c)	02/15/61	101,662
Republic of Colombia (BBB-/Baa2)
COP	2,120,500,000	7.500		08/26/26	391,537

					2,544,130

Czech Republic – 4.8%
Czech Republic Government Bond (NR/NR)
CZK	12,550,000	1.250		02/14/25	447,565
	11,600,000	2.400		09/17/25	421,492
	15,940,000	0.250		02/10/27	508,700
	5,250,000	2.750		07/23/29	178,432
	15,380,000	0.050		11/29/29	422,363
	22,280,000	1.750		06/23/32	650,654

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Czech Republic (continued)
CZK	2,600,000	1.500%		04/24/40	$58,237

					2,687,443

Dominican Republic(a) – 0.1%
Dominican Republic (NR/NR)
DOP	2,770,000	8.000		01/15/27	43,127
	1,490,000	8.000		02/12/27	23,138

					66,265

Hungary – 2.7%
Hungary Government Bond (NR/NR)
HUF	103,850,000	2.750		12/22/26	176,164
	238,420,000	4.750		11/24/32	376,965
Hungary Government Bond (NR/Baa2)
	144,150,000	1.000		11/26/25	243,010
	115,950,000	3.000		08/21/30	171,681
Hungary Government Bond (BBB/NR)
	15,500,000	3.000		06/26/24	30,556
	30,510,000	3.000		10/27/27	51,096
	35,550,000	6.750		10/22/28	70,160
Hungary Government Bond (BBB/Baa2)
	204,150,000	2.500		10/24/24	387,409

					1,507,041

Indonesia – 8.4%
Indonesia Treasury Bond (NR/NR)
IDR	4,944,000,000	8.250		05/15/29	339,286
	1,914,000,000	6.500		02/15/31	118,780
	10,127,000,000	6.375		04/15/32	619,159
	26,758,000,000	7.500		06/15/35	1,755,101
	1,186,000,000	6.375		07/15/37	70,917
	2,196,000,000	7.500		04/15/40	143,852
Indonesia Treasury Bond (NR/Baa2)
	23,000,000,000	7.000		05/15/27	1,504,384
Republic of Indonesia (BBB/Baa2)
	$210,000	4.650	(c)	09/20/32	197,686

					4,749,165

Ivory Coast – 0.2%
Republic of Ivory Coast (BB-/Ba3)
EUR	160,000	5.250		03/22/30	114,303

Mexico – 6.4%
Mexico Government International Bond (BBB/Baa2)
	$200,000	4.875	(c)	05/19/33	175,800
United Mexican States (NR/Baa2)
MXN	4,007,500	5.750		03/05/26	174,614
United Mexican States (BBB+/Baa2)
	15,836,900	7.500		06/03/27	720,656
	4,675,000	8.500		05/31/29	218,931
	16,323,500	7.750		05/29/31	719,463
	4,826,400	10.000		11/20/36	246,226
	22,969,000	8.500		11/18/38	1,031,079
	8,604,500	7.750		11/13/42	355,628

					3,642,397

84                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations (continued)

Nigeria – 0.2%
Republic of Nigeria (B-/B2)
	$200,000	9.248%		01/21/49	$130,000

Peru – 2.1%
Republic of Peru (BBB/Baa1)
	20,000	3.230	(c)(d)	07/28/21	10,741
Republic of Peru (BBB+/Baa1)
PEN	1,830,000	5.940		02/12/29	402,797
	1,205,000	5.400		08/12/34	225,983
	2,503,000	6.900		08/12/37	523,601
	40,000	5.350		08/12/40	6,861

					1,169,983

Poland – 6.9%
Republic of Poland (NR/NR)
PLN	7,345,000	0.750		04/25/25	1,260,574
Republic of Poland (NR/A2)
	1,335,000	1.750		04/25/32	170,865
Republic of Poland (A/NR)
	1,250,000	2.500		04/25/24	234,809
	2,750,000	2.750		10/25/29	419,815
Republic of Poland (A/A2)
	2,450,000	4.000		10/25/23	477,950
	5,780,000	2.500		07/25/27	942,193
	950,000	2.750		04/25/28	153,182
	2,075,000	1.250		10/25/30	270,404

					3,929,792

Romania – 3.6%
Republic of Romania (BBB-/Baa3)
EUR	130,000	2.000	(a)	04/14/33	75,154
Romania Government Bond (NR/NR)
RON	1,900,000	4.400		09/25/23	364,213
	1,175,000	4.500		06/17/24	219,130
	2,725,000	3.500		11/25/25	467,331
	1,600,000	5.800		07/26/27	283,571
	2,650,000	5.000		02/12/29	435,389
	600,000	3.650		09/24/31	82,519
	625,000	4.250		04/28/36	79,206

					2,006,513

Russia(e) – 1.5%
Russian Federation Bond (NR/NR)
RUB	21,300,000	6.500		02/28/24	111,454
	41,225,000	4.500		07/16/25	215,712
	1,750,000	7.950		10/07/26	9,157
	155,000	6.000		10/06/27	811
	24,205,000	6.700		03/14/29	126,654
	23,220,000	7.250		05/10/34	121,500
	27,620,000	7.700		03/16/39	144,523
Russian Federation Bond (NR/WR)
	23,825,000	7.050		01/19/28	124,666

					854,477

Senegal – 0.1%
Republic of Senegal (B+/Ba3)
EUR	100,000	5.375		06/08/37	59,293

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (continued)

South Africa – 10.8%
Republic of South Africa (BB/Ba2)
ZAR	25,435,000	10.500%	12/21/26	$1,454,421
	17,320,000	8.000	01/31/30	819,804
	7,710,000	7.000	02/28/31	329,597
	1,275,000	8.250	03/31/32	57,962
	13,375,000	8.875	02/28/35	604,313
	46,885,000	8.500	01/31/37	1,999,718
	9,384,300	8.750	01/31/44	393,412
	8,355,000	8.750	02/28/48	348,658
Republic of South Africa (BB-/Ba2)
	$200,000	5.750	09/30/49	127,000

				6,134,885

South Korea – 0.7%
The Korea Development Bank (AA/Aa2)
	390,000	4.000	09/08/25	380,804

Thailand – 7.2%
Thailand Government Bond (NR/NR)
THB	30,230,000	1.000	06/17/27	744,997
	10,720,000	2.875	12/17/28	284,427
	24,200,000	1.585	12/17/35	506,691
	39,980,000	3.300	06/17/38	985,696
	2,080,000	3.450	06/17/43	51,496
	1,220,000	3.600	06/17/67	25,719
Thailand Government Bond (NR/Baa1)
	18,098,619	1.250	03/12/28	473,599
	36,540,000	3.775	06/25/32	1,019,036

				4,091,661

Ukraine(a) – 0.0%
Ukraine Government Bond (CCC+/NR)
EUR	100,000	4.375	01/27/32	17,788

United States(a) – 0.7%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
EGP	2,550,000	14.060	01/14/26	118,077
	2,750,000	14.060	01/14/26	127,337
	2,025,000	14.060	01/14/26	93,767
	1,500,000	14.060	01/14/26	69,457

				408,638

Uruguay – 0.1%
Republic of Uruguay (BBB/NR)
UYU	1,178,975	3.875	07/02/40	28,260

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $53,894,496)				$45,281,770

Structured Notes – 2.4%

United States – 2.4%
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000%	07/25/24	$889,856

The accompanying notes are an integral part of these financial statements.                85

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Structured Notes (continued)

United States (continued)
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
IDR	7,753,000,000	6.500	%(a)	02/15/31	$481,142

					1,370,998

Corporate Obligations – 2.0%

Burundi – 0.9%
The African Export-Import Bank (NR/Baa1)
	$200,000	3.798	%(a)(c)	05/17/31	$162,150
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
	390,000	4.875		05/23/24	367,103

					529,253

Israel(a)(c) – 0.1%
Leviathan Bond Ltd. (BB-/Ba3)
	50,000	5.750		06/30/23	49,197

Mexico – 0.3%
Mexico City Airport Trust (BBB/Baa3)
	200,000	5.500	(c)	07/31/47	123,940
Petroleos Mexicanos (BBB/B1)
	60,000	6.500		03/13/27	50,244

					174,184

Thailand(a)(c) – 0.3%
GC Treasury Center Co. Ltd. (BBB/Baa2)
	200,000	2.980		03/18/31	155,413

Venezuela(e) – 0.4%
Petroleos de Venezuela SA (NR/NR)
	9,280,000	6.000		10/28/22	199,520

TOTAL CORPORATE OBLIGATIONS
(Cost $4,175,564)					$1,107,567

U.S. Treasury Obligations – 0.2%

United States Treasury Notes
	$120,000	3.250%		05/15/42	$106,481
(Cost $117,093)

Shares	Dividend Rate	Value

Investment Company(f) – 6.0%

Goldman Sachs Financial Square Government Fund - Institutional Shares
3,371,691	2.911%	$3,371,691
(Cost $ 3,371,691)

TOTAL INVESTMENTS – 90.5%
(Cost $64,675,802)		$51,238,507

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.5%		5,405,874

NET ASSETS – 100.0%		$56,644,381

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Actual maturity date is June 28, 2121.

(e)	Security is currently in default and/or non-income producing.

(f)	Represents an Affiliated Issuer.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	285,000	MYR	1,269,932	10/07/22	$12,716
JPMorgan Securities, Inc.	BRL	291,523	USD	53,801	10/04/22	183
	CLP	46,852,684	USD	47,870	10/27/22	328
	CNH	5,983,261	USD	824,800	10/11/22	13,406

86                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	CNH	6,324,406	USD	883,841	10/24/22	$2,329
	CZK	1,325,687	EUR	53,695	10/11/22	97
	CZK	2,754,903	EUR	111,180	10/26/22	296
	EUR	125,500	CHF	120,709	10/26/22	599
	EUR	172,148	CZK	4,239,800	10/26/22	568
	EUR	125,837	NOK	1,277,684	12/21/22	6,563
	EUR	125,244	NZD	211,256	12/21/22	5,278
	EUR	767,035	PLN	3,693,718	10/26/22	11,192
	EUR	123,811	SGD	175,076	12/21/22	111
	EUR	14,501	USD	13,993	10/05/22	223
	EUR	436,977	USD	420,080	10/14/22	8,599
	EUR	353,439	USD	344,882	10/27/22	2,169
	EUR	19,879	USD	19,470	12/05/22	108
	EUR	19,879	USD	19,470	12/06/22	110
	EUR	37,438	USD	36,508	12/21/22	428
	GBP	593,459	USD	634,361	10/03/22	28,308
	GBP	235,200	USD	251,366	10/13/22	11,321
	GBP	411,733	USD	445,654	10/26/22	14,334
	GBP	1,328,018	USD	1,453,836	10/27/22	29,860
	GBP	49,714	USD	53,081	12/21/22	2,499
	INR	14,082,156	USD	172,020	10/03/22	802
	INR	31,277,727	USD	381,284	10/27/22	1,209
	PEN	1,214,482	USD	302,293	10/13/22	2,013
	PLN	824,778	USD	163,511	12/21/22	517
	SEK	1,827,659	EUR	167,637	10/26/22	288
	SEK	5,399,686	USD	474,411	10/20/22	12,590
	SEK	2,127,455	USD	189,951	10/24/22	1,961
	TWD	30,748,143	USD	966,022	10/03/22	1,364
	TWD	12,628,536	USD	396,100	10/17/22	646
	TWD	13,191,760	USD	413,906	10/26/22	559
	USD	128,077	AUD	186,763	12/21/22	8,433
	USD	483,530	BRL	2,566,678	10/03/22	8,106
	USD	6,529,091	BRL	33,617,553	10/04/22	303,823
	USD	5,267,554	BRL	28,462,770	11/03/22	33,776
	USD	1,021,483	CAD	1,341,758	12/21/22	49,713
	USD	495,035	CHF	479,127	12/21/22	5,204
	USD	156,852	CLP	144,724,993	10/27/22	7,972
	USD	671,315	CNH	4,726,314	10/11/22	9,198
	USD	662,628	CNH	4,677,923	10/26/22	7,142
	USD	135,515	CNH	937,852	12/21/22	3,922
	USD	2,842,866	COP	12,564,055,307	10/28/22	132,950
	USD	108,008	CZK	2,640,361	12/21/22	3,462
	USD	1,141,167	EUR	1,152,993	10/07/22	10,638
	USD	1,095,381	EUR	1,101,184	10/14/22	15,106
	USD	1,035,572	EUR	1,027,627	12/21/22	21,724
	USD	1,575,387	GBP	1,375,512	10/03/22	39,458
	USD	490,798	GBP	430,463	10/07/22	10,093
	USD	625,644	GBP	548,186	10/13/22	13,393
	USD	119,488	GBP	104,628	10/21/22	2,611
	USD	118,303	GBP	104,567	10/26/22	1,481
	USD	699,497	GBP	598,852	12/21/22	29,980

The accompanying notes are an integral part of these financial statements.                87

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

    Schedule of Investments (continued)

    September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	216,152	HUF	93,550,391	10/24/22	$996
	USD	21,841	HUF	8,732,975	12/21/22	2,073
	USD	2,894,915	IDR	43,100,604,670	10/13/22	80,126
	USD	1,152,381	ILS	3,950,078	10/06/22	44,046
	USD	52,698	ILS	186,471	10/24/22	295
	USD	51,412	ILS	173,441	12/21/22	2,413
	USD	110,152	INR	8,795,909	10/14/22	2,491
	USD	772,153	INR	62,504,349	10/19/22	7,366
	USD	408,514	INR	33,084,861	10/27/22	3,921
	USD	116,580	JPY	16,461,237	12/21/22	1,741
	USD	432,426	KRW	602,489,298	10/06/22	12,919
	USD	280,170	KRW	384,580,353	10/13/22	12,764
	USD	453,313	KRW	641,290,168	10/17/22	7,635
	USD	156,900	KRW	218,278,966	12/21/22	5,046
	USD	377,760	NOK	3,943,167	10/07/22	15,632
	USD	522,185	NOK	5,574,149	10/19/22	10,206
	USD	104,800	NOK	1,111,325	10/24/22	2,721
	USD	675,668	NOK	6,780,406	12/21/22	51,661
	USD	496,029	NZD	822,665	10/03/22	35,617
	USD	1,608,489	NZD	2,778,687	10/13/22	53,317
	USD	671,162	NZD	1,124,838	10/14/22	41,612
	USD	296,837	NZD	512,672	10/19/22	9,903
	USD	292,088	NZD	511,091	10/25/22	6,037
	USD	240,861	NZD	421,823	10/27/22	4,771
	USD	382,328	NZD	673,874	10/28/22	5,167
	USD	914,102	NZD	1,519,045	12/21/22	63,555
	USD	737,720	PEN	2,857,569	10/13/22	21,718
	USD	71,417	PLN	335,002	12/21/22	4,793
	USD	345,044	RON	1,722,477	12/21/22	7,663
	USD	90,105	SEK	990,589	10/20/22	764
	USD	742,988	SEK	7,731,405	12/21/22	42,490
	USD	130,879	SGD	187,078	10/19/22	601
	USD	791,153	SGD	1,120,618	10/26/22	10,723
	USD	218,830	SGD	306,118	12/21/22	5,446
	USD	296,479	THB	10,792,099	12/21/22	8,578
	USD	242,454	TRY	4,770,959	12/21/22	10,264
	USD	121,722	TRY	2,000,481	01/18/23	27,188
	USD	221,611	TRY	3,656,123	01/24/23	49,981
	USD	312,521	TRY	5,656,603	02/08/23	51,291
	USD	205,434	TWD	6,095,791	10/03/22	13,651
	USD	3,623,090	TWD	111,642,951	10/06/22	114,573
	USD	729,956	TWD	23,054,682	10/17/22	5,656
	USD	137,826	TWD	4,384,093	10/24/22	86
	USD	1,024,353	TWD	32,257,609	10/26/22	10,868
	USD	293,920	TWD	9,215,421	12/21/22	3,697
	USD	331,839	ZAR	5,935,053	10/11/22	4,268
	USD	248,095	ZAR	4,465,717	10/12/22	1,644
	USD	104,800	ZAR	1,878,664	10/13/22	1,132
	USD	506,913	ZAR	8,999,701	10/14/22	10,336
	USD	308,294	ZAR	5,472,685	10/20/22	6,499
	USD	105,668	ZAR	1,886,037	10/27/22	1,730

88                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	53,047	ZAR	923,978	10/31/22	$2,142
	USD	1,720,660	ZAR	29,681,621	12/21/22	92,744
	ZAR	1,462,184	USD	80,535	10/11/22	167
	ZAR	2,353,957	USD	129,303	10/31/22	385

TOTAL						$1,886,868

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	997,444	USD	681,873	12/21/22	$(42,892)
	BRL	2,566,678	USD	483,641	10/03/22	(8,217)
	BRL	33,326,028	USD	6,250,037	10/04/22	(78,756)
	BRL	1,638,098	USD	304,787	10/31/22	(3,381)
	BRL	809,142	USD	150,500	11/03/22	(1,714)
	BRL	178,712	USD	32,924	11/16/22	(152)
	CAD	828,868	USD	638,365	12/21/22	(38,058)
	CHF	430,850	EUR	451,797	10/26/22	(5,912)
	CHF	242,198	EUR	253,077	12/21/22	(2,075)
	CHF	746,441	USD	780,342	12/21/22	(17,224)
	CLP	745,434,276	USD	816,874	10/27/22	(50,034)
	CNH	2,877,843	USD	411,797	10/11/22	(8,635)
	CNH	1,765,717	USD	250,314	10/24/22	(2,904)
	CNH	2,775,787	USD	390,657	10/26/22	(1,704)
	CNH	28,723,297	USD	4,159,284	12/21/22	(129,022)
	COP	7,087,241,862	USD	1,614,479	10/28/22	(85,845)
	CZK	6,188,123	EUR	250,907	10/26/22	(487)
	CZK	9,007,947	USD	357,772	12/21/22	(1,100)
	EUR	378,100	CZK	9,376,374	10/26/22	(1,304)
	EUR	776,386	SEK	8,460,580	10/26/22	(975)
	EUR	288,666	USD	287,191	10/07/22	(4,150)
	EUR	236,832	USD	236,832	10/11/22	(4,548)
	EUR	2,364,536	USD	2,364,533	10/14/22	(44,897)
	EUR	287,896	USD	284,867	10/26/22	(2,194)
	EUR	836,492	USD	843,022	12/21/22	(17,747)
	GBP	782,055	USD	908,565	10/03/22	(35,306)
	GBP	428,188	USD	491,721	10/07/22	(13,558)
	GBP	525,890	USD	607,812	10/13/22	(20,462)
	GBP	384,508	USD	437,360	10/21/22	(7,838)
	GBP	204,194	USD	231,964	10/24/22	(3,850)
	GBP	98,032	USD	110,727	10/26/22	(1,206)
	GBP	275,914	USD	315,049	12/21/22	(6,577)
	HUF	137,464,400	USD	334,052	10/24/22	(17,899)
	IDR	38,982,088,149	USD	2,629,197	10/13/22	(83,378)
	IDR	13,554,346,122	USD	915,766	11/15/22	(32,330)
	ILS	3,492,785	USD	1,020,567	10/06/22	(40,540)
	ILS	2,352,076	USD	671,896	10/24/22	(10,909)
	INR	13,704,960	USD	172,000	10/03/22	(3,807)
	INR	11,714,232	USD	146,773	10/13/22	(3,381)

The accompanying notes are an integral part of these financial statements.                89

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

    Schedule of Investments (continued)

    September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	INR	39,383,436	USD	489,964	10/14/22	$(7,911)
	INR	18,008,179	USD	225,102	10/19/22	(4,759)
	INR	11,938,529	USD	147,153	10/27/22	(1,157)
	JPY	35,188,286	USD	247,959	12/21/22	(2,473)
	KRW	770,055,481	USD	555,722	10/06/22	(19,541)
	KRW	656,848,884	USD	469,174	10/13/22	(12,454)
	KRW	934,136,776	USD	660,260	10/17/22	(11,062)
	KRW	405,360,871	USD	281,814	10/31/22	(562)
	KRW	48,968,348	USD	35,307	12/12/22	(1,265)
	MXN	48,701,352	USD	2,419,720	12/21/22	(37,308)
	NOK	4,185,644	USD	402,735	10/07/22	(18,339)
	NOK	5,345,888	USD	516,949	10/19/22	(25,938)
	NOK	5,970,084	USD	569,853	10/24/22	(21,481)
	NOK	1,864,533	USD	178,318	10/27/22	(7,048)
	NOK	176,576	USD	16,546	11/04/22	(323)
	NOK	6,766,859	USD	687,541	12/21/22	(64,781)
	NZD	419,722	AUD	371,959	12/21/22	(3,273)
	NZD	209,226	CAD	165,747	12/21/22	(2,892)
	NZD	1,078,986	USD	656,493	10/03/22	(52,628)
	NZD	1,489,436	USD	892,574	10/13/22	(58,967)
	NZD	809,568	USD	490,828	10/14/22	(37,729)
	NZD	1,407,336	USD	826,991	10/19/22	(39,327)
	NZD	506,127	USD	295,453	10/25/22	(12,180)
	NZD	1,511,052	USD	880,582	10/27/22	(34,861)
	NZD	1,357,659	USD	778,075	10/28/22	(18,205)
	NZD	656,598	USD	400,070	12/21/22	(32,426)
	PEN	2,566,710	USD	662,716	10/13/22	(19,593)
	PHP	4,485,980	USD	79,177	11/25/22	(3,198)
	PLN	955,877	EUR	200,166	10/26/22	(4,535)
	RON	1,559,168	USD	317,488	12/21/22	(12,094)
	SEK	1,348,343	EUR	124,896	12/21/22	(1,055)
	SEK	5,101,036	USD	473,634	10/20/22	(13,568)
	SEK	2,935,436	USD	271,172	10/24/22	(6,374)
	SEK	1,351,268	USD	127,076	12/21/22	(4,646)
	SGD	401,495	USD	279,927	10/26/22	(315)
	SGD	1,339,661	USD	960,286	12/21/22	(26,454)
	THB	74,631,962	USD	2,046,219	12/21/22	(55,264)
	TRY	5,467,883	USD	291,809	10/17/22	(4,044)
	TRY	2,000,481	USD	116,246	01/18/23	(21,712)
	TRY	3,656,122	USD	205,446	01/24/23	(33,815)
	TRY	5,656,603	USD	295,693	02/08/23	(34,462)
	TWD	8,596,219	USD	285,112	10/03/22	(14,661)
	TWD	98,577,559	USD	3,191,417	10/06/22	(93,498)
	TWD	16,027,625	USD	512,249	10/17/22	(8,716)
	TWD	6,598,686	USD	209,216	10/26/22	(1,896)
	USD	47,901	BRL	260,970	10/31/22	(117)
	USD	53,801	BRL	293,057	11/03/22	(86)
	USD	47,927	CLP	47,150,651	10/27/22	(577)
	USD	329,361	CNH	2,360,858	10/24/22	(1,440)
	USD	205,600	CNH	1,491,132	10/26/22	(3,342)
	USD	619,200	CNH	4,485,363	12/21/22	(10,156)

90                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	594,137	EUR	608,435	10/11/22	$(2,615)
	USD	141,490	EUR	144,876	10/14/22	(635)
	USD	362,219	EUR	376,228	10/26/22	(7,184)
	USD	195,740	EUR	203,200	12/21/22	(4,735)
	USD	116,193	GBP	107,616	10/07/22	(3,983)
	USD	634,545	GBP	593,459	10/21/22	(28,391)
	USD	741,478	GBP	686,356	10/24/22	(25,281)
	USD	530,164	GBP	484,930	10/26/22	(11,600)
	USD	737,987	GBP	680,731	10/27/22	(22,541)
	USD	372,877	GBP	346,163	12/21/22	(14,133)
	USD	21,446	ILS	76,534	10/24/22	(61)
	USD	339,413	INR	27,787,116	10/03/22	(1,602)
	USD	348,196	KRW	501,750,782	10/17/22	(505)
	USD	210,018	NOK	2,302,852	10/27/22	(1,513)
	USD	163,453	PLN	824,778	12/21/22	(575)
	USD	591,225	SEK	6,666,096	10/20/22	(9,994)
	USD	146,700	SEK	1,670,916	12/21/22	(4,692)
	USD	134,106	SGD	193,937	10/26/22	(957)
	USD	92,584	THB	3,489,525	12/21/22	(506)
	USD	1,043,738	TWD	33,248,571	10/03/22	(2,315)
	USD	343,714	TWD	10,942,146	10/06/22	(156)
	USD	125,500	TWD	3,995,042	10/26/22	(18)
	USD	258,727	ZAR	4,702,361	10/13/22	(760)
	ZAR	5,982,750	USD	342,273	10/11/22	(12,068)
	ZAR	4,860,503	USD	274,916	10/12/22	(6,678)
	ZAR	3,192,608	USD	179,471	10/13/22	(3,297)
	ZAR	4,064,516	USD	236,998	10/14/22	(12,730)
	ZAR	21,727,645	USD	1,221,648	10/20/22	(23,464)
	ZAR	3,187,823	USD	178,315	10/27/22	(2,637)
	ZAR	18,038,157	USD	995,359	12/21/22	(6,040)
MS & Co. Int. PLC	MYR	28,899,134	USD	6,510,268	10/07/22	(314,056)

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	2	12/30/22	$215,016	$1,512
Ultra 10 Year U.S. Treasury Notes	21	12/20/22	2,488,172	(154,776)
Ultra Long U.S. Treasury Bonds	1	12/20/22	137,000	(5,689)
Total				$(158,953)

Short position contracts:
10 Year U.S. Treasury Notes	(14)	12/20/22	(1,568,875)	8,794

The accompanying notes are an integral part of these financial statements.                91

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

    Schedule of Investments (continued)

    September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
2 Year U.S. Treasury Notes	(3)	12/30/22	$(616,172)	$8,128
20 Year U.S. Treasury Bonds	(24)	12/20/22	(3,033,750)	223,267
Total				$240,189
TOTAL FUTURES CONTRACTS				$81,236

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)			Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.000	BofA Securities LLC	12/15/31	MYR	3,400		$(78,566)	$(4,145)	$(74,421)
3M KLIBOR	4.000	BofA Securities LLC	06/15/32		900		(5,258)	(1,472)	(3,786)
3M KLIBOR	2.131	Citibank NA	02/02/26		2,240		(27,612)	—	(27,612)
3M KLIBOR	3.250	Citibank NA	12/15/31		1,460		(27,146)	(4,771)	(22,375)
3M KLIBOR	3.735	Citibank NA	07/14/32		620		(6,554)	—	(6,554)
3M KLIBOR	3.750	Citibank NA	12/21/32		7,020(b	)	(85,157)	(22,000)	(63,157)
3M KLIBOR	3.750	JPMorgan Securities, Inc.	12/21/32		810(b	)	(9,826)	(1,787)	(8,039)
3M KLIBOR	3.605	MS & Co. Int. PLC	03/06/24		1,650		178	—	178
3M KLIBOR	3.330	MS & Co. Int. PLC	05/31/24		2,610		(2,861)	—	(2,861)
3M KLIBOR	2.000	MS & Co. Int. PLC	06/16/26		1,030		(15,207)	(6,679)	(8,528)
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32		610		(7,080)	—	(7,080)
TOTAL							$(265,089)	$(40,854)	$(224,235)

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M BID Average(a)	10.565%	01/02/23	BRL	550		$(1,216)	$—	$(1,216)
1M BID Average(a)	12.400	01/02/23		3,070		3,285	(30)	3,315
1M BID Average(a)	7.200	01/02/23		7,850		(63,954)	120	(64,074)
5.800%(a)	1M BID Avg	01/02/23		8,000		79,585	447	79,138
1M BID Average(a)	12.300	01/02/24		3,530		1,554	(11,140)	12,694
12.185(a)	1M BID Average	01/02/24		1,050		244	—	244
11.905(a)	1M BID Average	01/02/24		775		899	—	899
3.000(a)	3M KWCDC	06/15/24	KRW	2,905,640		41,601	11,419	30,182
Mexico Interbank TIIE 28 Days(b)	9.200	12/18/24	MXN	18,940	(c)	(14,301)	(9,863)	(4,438)
3M CNRR(a)	2.500	12/21/24	CNY	18,620	(c)	11,644	20,766	(9,122)
3M LIBOR(d)	3.600(b)	12/21/24		$5,290	(c)	(64,390)	(30,421)	(33,969)

92                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M TELBOR(d)	3M COOVI(e)	12/21/24	ILS	6,100	(c)	$18,831	$4,535	$14,296
11.000%(a)	3M CPIBR	12/21/24	COP	9,472,680	(c)	1,016	(463)	1,479
8.750(a)	3M JIBAR	12/21/24	ZAR	56,315	(c)	(20,855)	(70,784)	49,929
3.750(a)	3M LIBOR	12/21/24	HKD	42,390	(c)	78,041	38,072	39,969
6.250(e)	3M TELBOR	12/21/24	INR	75,820	(c)	11,814	12,882	(1,068)
1.500(d)	6M EURO(e)	12/21/24	EUR	330	(c)	9,719	7,774	1,945
6.500(d)	6M PRIBO(e)	12/21/24	CZK	29,725	(c)	(2,391)	(7,203)	4,812
7.500(d)	6M WIBOR(e)	12/21/24	PLN	3,900	(c)	1,585	(8,338)	9,923
6M CLICP(e)	9.290%	12/21/24	CLP	573,510	(c)	(5,544)	—	(5,544)
1M BID Average(a)	11.230	01/04/27	BRL	3,950		(2,810)	(24,493)	21,683
8.495(a)	1M BID Avg	01/04/27		4,955		73,866	(28,768)	102,634
Mexico Interbank TIIE 28 Days(b)	8.700	12/15/27	MXN	15,840	(c)	(17,084)	(519)	(16,565)
6M EURO(d)	1.500(e)	12/21/27	EUR	150	(c)	(10,801)	(7,392)	(3,409)
3M THOR(a)	2.250	12/21/27	THB	5,150	(c)	(4,535)	32	(4,567)
3M CNRR(a)	2.500	12/21/27	CNY	38,080	(c)	(22,556)	10,518	(33,074)
10.210(a)	3M CPIBR	12/21/27	COP	517,000		487	—	487
6M WIBOR(d)	6.500(e)	12/21/27	PLN	1,275	(c)	(5,375)	3,978	(9,353)
7.500(e)	6M MIBOR	12/21/27	INR	100,120		(26,821)	(36,451)	9,630
6.750(e)	6M WIBOR(d)	12/21/27	PLN	1,275	(c)	2,788	1,145	1,643
6M CLICP(e)	7.030	12/21/27	CLP	939,190	(c)	(19,040)	—	(19,040)
1.750(d)	6M EURO(b)	12/21/29	EUR	120	(c)	10,081	6,118	3,963
Mexico Interbank TIIE 28 Days(b)	8.600	12/08/32	MXN	11,230	(c)	(20,977)	361	(21,338)
3M KWCDC(a)	3.750	12/21/32	KRW	269,970	(c)	(1,203)	478	(1,681)
3M TELBOR(d)	3M HIBOR(e)	12/21/32	ILS	2,850	(c)	25,173	(97)	25,270
2.500(d)	3M LIBOR	12/21/32		$790	(c)	68,274	50,788	17,486
6M PRIBO(d)	4.750(e)	12/21/32	CZK	12,325	(c)	(8,299)	7,898	(16,197)
6M WIBOR(d)	6.250(e)	12/21/32	PLN	1,975	(c)	(17,279)	6,841	(24,120)
6.480(e)	6M CLICP	12/21/32	CLP	251,230	(c)	5,132	1	5,131
2.000(d)	6M EURO(b)	12/21/32	EUR	700	(c)	68,530	41,373	27,157
9.820(a)	6M NSERO	12/21/32	COP	1,427,780	(c)	3,172	—	3,172
3M JIBAR(a)	9.500	12/21/32	ZAR	9,875	(c)	(8,900)	11,013	(19,913)
2.000(d)	6M EURO(e)	12/21/37	EUR	130	(c)	17,280	9,285	7,995
TOTAL						$196,270	$9,882	$186,388

(a) Payments made at maturity.

(b) Payments made at monthly.

(c) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

(d) Payments made annually.

(e) Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 38	1.000%	1.574%	12/20/27	$ 70	$ (6,961)	$ (5,538)	$(1,423)

The accompanying notes are an integral part of these financial statements.                93

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

    Schedule of Investments (continued)

    September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000%	0.523%	12/20/26	$160	$3,009	$2,949	$60
Republic of Chile	1.000	3.339	12/20/27	200	(6,202)	(3,889)	(2,313)
Republic of Indonesia	1.000	1.563	12/20/27	170	(4,384)	(1,456)	(2,928)
Republic of Peru	1.000	1.952	06/20/27	210	(4,889)	(5,107)	218
United Mexican States	1.000	1.686	12/20/27	220	(9,420)	(6,518)	(2,902)

TOTAL					$(28,847)	$(19,559)	$(9,288)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put NOK	Barclays Bank PLC	10.385%	10/17/2022	504,000	$504,000	$23,979	$4,097	$19,882
Call USD/Put ZAR	BNP Paribas SA	17.929	10/07/2022	513,000	513,000	7,738	4,571	3,167
Call USD/Put ZAR	BNP Paribas SA	18.730	10/27/2022	962,000	962,000	7,811	9,536	(1,725)
Call USD/Put HUF	BofA Securities LLC	447.000	10/20/2022	481,000	481,000	5,974	5,894	80
Call USD/Put TWD	BofA Securities LLC	30.850	10/04/2022	1,038,000	1,038,000	30,611	3,550	27,061
Call USD/Put ZAR	BofA Securities LLC	17.965	10/10/2022	514,000	514,000	8,072	4,486	3,586
Call USD/Put ZAR	BofA Securities LLC	18.300	10/18/2022	1,002,000	1,002,000	11,582	7,846	3,736
Call USD/Put ZAR	BofA Securities LLC	18.370	10/25/2022	496,000	496,000	6,346	4,812	1,534
Call USD/Put CNH	Citibank NA	7.245	10/20/2022	978,000	978,000	3,599	3,809	(210)
Call USD/Put ILS	Citibank NA	3.519	10/20/2022	1,001,000	1,001,000	19,137	6,771	12,366
Call USD/Put INR	Citibank NA	82.200	10/21/2022	745,000	745,000	3,327	2,388	939
Call USD/Put KRW	Citibank NA	1,481.500	10/27/2022	481,000	481,000	2,026	3,058	(1,032)
Call USD/Put NOK	Citibank NA	10.725	10/25/2022	496,000	496,000	13,242	4,483	8,759
Call USD/Put SEK	Deutsche Bank AG (London)	11.083	10/18/2022	501,000	501,000	7,913	3,291	4,622
Call USD/Put SEK	Deutsche Bank AG (London)	11.090	10/18/2022	501,000	501,000	7,761	3,206	4,555
Call USD/Put SEK	Deutsche Bank AG (London)	11.600	10/18/2022	489,000	489,000	1,862	4,410	(2,548)
Call USD/Put ZAR	Deutsche Bank AG (London)	18.100	10/11/2022	501,000	501,000	6,206	3,906	2,300
Call USD/Put ZAR	Deutsche Bank AG (London)	18.760	10/27/2022	481,000	481,000	3,744	4,662	(918)
Call USD/Put NOK	HSBC Bank PLC	11.018	11/02/2022	952,000	952,000	10,634	10,634	—
Call USD/Put BRL	JPMorgan Securities, Inc.	5.670	10/11/2022	962,000	962,000	4,250	16,403	(12,153)

94                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,416.500%	10/13/2022	507,000	$507,000	$8,686	$3,218	$5,468
Call USD/Put NOK	JPMorgan Securities, Inc.	10.500	10/20/2022	501,000	501,000	19,779	4,435	15,344
Call USD/Put TRY	JPMorgan Securities, Inc.	18.770	10/13/2022	512,000	512,000	5,761	6,712	(951)
Call USD/Put TWD	JPMorgan Securities, Inc.	31.960	10/24/2022	993,000	993,000	5,300	3,984	1,316
Call USD/Put BRL	MS & Co. Int. PLC	5.623	10/27/2022	481,000	481,000	6,278	5,054	1,224
Call USD/Put KRW	MS & Co. Int. PLC	1,386.100	10/04/2022	515,000	515,000	17,916	3,298	14,618
Call USD/Put NOK	MS & Co. Int. PLC	11.350	10/25/2022	481,000	481,000	3,257	4,061	(804)
Call USD/Put CNH	Standard Chartered Bank	7.130	10/20/2022	1,001,000	1,001,000	8,950	3,684	5,266
Call USD/Put INR	Standard Chartered Bank	80.950	10/17/2022	504,000	504,000	5,153	1,256	3,897
Call USD/Put KRW	Standard Chartered Bank	1,412.800	10/11/2022	770,000	770,000	14,239	5,478	8,761
Call USD/Put TWD	Standard Chartered Bank	31.400	10/13/2022	1,015,000	1,015,000	12,133	3,557	8,576
Call USD/Put NOK	UBS AG (London)	10.350	10/05/2022	507,000	507,000	24,590	2,992	21,598
Call USD/Put SEK	UBS AG (London)	11.055	10/20/2022	501,000	501,000	8,805	3,988	4,817
Call USD/Put ZAR	UBS AG (London)	17.710	10/12/2022	510,000	510,000	13,303	3,596	9,707
				22,396,000	$22,396,000	$339,964	$167,126	$172,838
Puts
Put GBP/Call USD	Barclays Bank PLC	1.110	10/20/2022	877,000	877,000	15,438	6,194	9,244
Put EUR/Call USD	BNP Paribas SA	0.995	10/12/2022	508,000	508,000	8,965	2,459	6,506
Put EUR/Call USD	BNP Paribas SA	0.976	10/24/2022	503,000	503,000	5,544	3,509	2,035
Put EUR/Call USD	BofA Securities LLC	0.974	10/24/2022	503,000	503,000	5,162	3,020	2,142
Put EUR/Call USD	BofA Securities LLC	0.947	10/24/2022	499,000	499,000	1,812	3,019	(1,207)
Put NZD/Call USD	BofA Securities LLC	0.585	10/17/2022	838,000	838,000	20,882	3,721	17,161
Put NZD/Call USD	Citibank NA	0.543	10/26/2022	849,000	849,000	3,368	3,814	(446)
Put EUR/Call USD	Credit Suisse
	International	0.982	10/07/2022	1,008,000	1,008,000	8,145	4,670	3,475
Put GBP/Call USD	Deutsche Bank AG
	(London)	1.134	10/11/2022	440,000	440,000	11,076	2,946	8,130
Put GBP/Call USD	Deutsche Bank AG
	(London)	1.105	10/24/2022	438,000	438,000	7,485	2,935	4,550
Put EUR/Call USD	HSBC Bank PLC	0.977	10/05/2022	1,034,000	1,034,000	4,965	7,164	(2,199)
Put NZD/Call USD	HSBC Bank PLC	0.591	10/11/2022	1,696,993	1,696,993	50,776	8,573	42,203
Put NZD/Call USD	HSBC Bank PLC	0.556	10/20/2022	1,273,000	1,273,000	8,583	4,849	3,734
Put NZD/Call USD	HSBC Bank PLC	0.572	10/25/2022	1,690,000	1,690,000	26,656	8,456	18,200
Put GBP/Call USD	MS & Co. Int. PLC	1.116	10/19/2022	654,631	654,631	13,022	5,842	7,180
Put GBP/Call USD	MS & Co. Int. PLC	1.090	10/25/2022	1,763,000	1,763,000	22,706	15,133	7,573
Put GBP/Call USD	MS & Co. Int. PLC	1.062	10/25/2022	1,763,000	1,763,000	12,712	15,064	(2,352)
Put NZD/Call USD	MS & Co. Int. PLC	0.580	10/20/2022	1,264,000	1,264,000	26,617	6,164	20,453
Put EUR/Call USD	Standard Chartered Bank	0.998	10/12/2022	508,000	508,000	10,049	2,531	7,518
Put EUR/Call USD	Standard Chartered Bank	0.942	10/24/2022	500,000	500,000	1,524	3,642	(2,118)
Put EUR/Call USD	Standard Chartered Bank	0.962	10/25/2022	1,011,000	1,011,000	6,684	6,316	368
Put GBP/Call USD	Standard Chartered Bank	1.125	10/05/2022	895,000	895,000	13,436	7,856	5,580
Put NZD/Call USD	Standard Chartered Bank	0.567	10/26/2022	850,000	850,000	10,912	4,326	6,586
Put NZD/Call USD	UBS AG (London)	0.598	10/12/2022	835,000	835,000	30,653	3,084	27,569
				22,200,624	$22,200,624	$327,172	$135,287	$191,885
Total purchased option contracts				44,596,624	$44,596,624	$667,136	$302,413	$364,723

The accompanying notes are an integral part of these financial statements.                95

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

    Schedule of Investments (continued)

    September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
Call EUR/Put CZK	Barclays Bank PLC	24.700%	10/07/2022	(259,000)	$(259,000)	$(422)	$(1,788)	$1,366
Call USD/Put SGD	Barclays Bank PLC	1.404	10/17/2022	(252,000)	(252,000)	(5,797)	(1,880)	(3,917)
Call EUR/Put USD	BNP Paribas SA	1.037	10/12/2022	(508,000)	(508,000)	(104)	(2,177)	2,073
Call USD/Put ZAR	BNP Paribas SA	18.205	10/27/2022	(481,000)	(481,000)	(8,122)	(9,251)	1,129
Call USD/Put TWD	BofA Securities LLC	30.500	10/04/2022	(519,000)	(519,000)	(21,018)	(3,737)	(17,281)
Call USD/Put TWD	BofA Securities LLC	31.640	11/02/2022	(238,000)	(238,000)	(2,191)	(2,191)	—
Call USD/Put ZAR	BofA Securities LLC	17.965	10/10/2022	(514,000)	(514,000)	(5,936)	(5,936)	—
Call USD/Put ZAR	BofA Securities LLC	17.710	10/12/2022	(510,000)	(510,000)	(13,303)	(9,808)	(3,495)
Call EUR/Put CZK	Citibank NA	24.710	10/26/2022	(252,000)	(252,000)	(1,305)	(1,597)	292
Call EUR/Put SEK	Citibank NA	10.730	10/05/2022	(259,000)	(259,000)	(3,523)	(2,034)	(1,489)
Call USD/Put CNH	Citibank NA	7.130	10/20/2022	(1,001,000)	(1,001,000)	(8,950)	(10,275)	1,325
Call USD/Put INR	Citibank NA	80.950	10/17/2022	(504,000)	(504,000)	(5,153)	(3,692)	(1,461)
Call USD/Put KRW	Citibank NA	1,416.500	10/13/2022	(507,000)	(507,000)	(8,686)	(10,792)	2,106
Call USD/Put NOK	Citibank NA	10.350	10/05/2022	(507,000)	(507,000)	(24,589)	(8,763)	(15,826)
Call USD/Put SGD	Citibank NA	1.398	10/04/2022	(257,000)	(257,000)	(6,886)	(1,707)	(5,179)
Call EUR/Put CHF	Credit Suisse International	0.980	10/04/2022	(258,000)	(258,000)	(163)	(2,849)	2,686
Call USD/Put SEK	Credit Suisse International	10.910	10/25/2022	(253,000)	(253,000)	(1,767)	(1,857)	90
Call GBP/Put USD	Deutsche Bank AG (London)	1.190	10/11/2022	(440,000)	(440,000)	(315)	(2,467)	2,152
Call USD/Put INR	Deutsche Bank AG (London)	79.800	10/17/2022	(252,000)	(252,000)	(5,406)	(1,623)	(3,783)
Call USD/Put SEK	Deutsche Bank AG (London)	11.083	10/18/2022	(501,000)	(501,000)	(7,913)	(14,761)	6,848
Call USD/Put ZAR	Deutsche Bank AG (London)	18.100	10/11/2022	(501,000)	(501,000)	(6,206)	(7,626)	1,420
Call EUR/Put SEK	HSBC Bank PLC	10.688	10/17/2022	(252,000)	(252,000)	(4,657)	(2,040)	(2,617)
Call EUR/Put USD	HSBC Bank PLC	0.981	12/01/2022	(244,000)	(244,000)	(5,110)	(5,110)	—
Call USD/Put CNH	HSBC Bank PLC	6.965	10/13/2022	(254,000)	(254,000)	(6,245)	(1,656)	(4,589)
Call USD/Put NOK	HSBC Bank PLC	10.654	11/02/2022	(476,000)	(476,000)	(10,646)	(10,646)	—
Call USD/Put SGD	HSBC Bank PLC	1.405	10/10/2022	(257,000)	(257,000)	(5,618)	(1,645)	(3,973)
Call USD/Put SGD	HSBC Bank PLC	1.433	10/27/2022	(241,000)	(241,000)	(2,374)	(2,030)	(344)
Call EUR/Put CHF	JPMorgan Securities, Inc.	0.965	10/24/2022	(251,000)	(251,000)	(2,823)	(2,516)	(307)
Call EUR/Put PLN	JPMorgan Securities, Inc.	4.735	10/13/2022	(253,000)	(253,000)	(7,144)	(2,679)	(4,465)
Call USD/Put BRL	JPMorgan Securities, Inc.	5.408	10/11/2022	(481,000)	(481,000)	(8,063)	(16,450)	8,387
Call USD/Put CNH	JPMorgan Securities, Inc.	7.140	10/27/2022	(241,000)	(241,000)	(2,192)	(2,010)	(182)
Call USD/Put KRW	JPMorgan Securities, Inc.	1,386.100	10/04/2022	(515,000)	(515,000)	(17,916)	(6,594)	(11,322)
Call USD/Put TWD	JPMorgan Securities, Inc.	31.400	10/13/2022	(1,015,000)	(1,015,000)	(12,133)	(9,171)	(2,962)
Call USD/Put ZAR	JPMorgan Securities, Inc.	17.929	10/07/2022	(513,000)	(513,000)	(7,738)	(6,859)	(879)
Call EUR/Put CZK	MS & Co. Int. PLC	24.600	10/13/2022	(253,000)	(253,000)	(1,109)	(1,280)	171
Call EUR/Put PLN	MS & Co. Int. PLC	4.735	10/07/2022	(259,000)	(259,000)	(6,883)	(2,571)	(4,312)
Call EUR/Put SEK	MS & Co. Int. PLC	10.635	10/12/2022	(254,000)	(254,000)	(5,681)	(1,903)	(3,778)
Call EUR/Put USD	MS & Co. Int. PLC	0.965	10/03/2022	(252,000)	(252,000)	(4,243)	(1,941)	(2,302)
Call USD/Put INR	MS & Co. Int. PLC	79.970	10/07/2022	(257,000)	(257,000)	(4,621)	(1,486)	(3,135)
Call USD/Put INR	MS & Co. Int. PLC	81.900	11/03/2022	(239,000)	(239,000)	(1,821)	(2,321)	500
Call USD/Put NOK	MS & Co. Int. PLC	10.385	10/17/2022	(504,000)	(504,000)	(20,939)	(20,939)	—
Call USD/Put NOK	MS & Co. Int. PLC	10.725	10/25/2022	(496,000)	(496,000)	(13,242)	(15,481)	2,239

96                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Call USD/Put TWD	MS & Co. Int. PLC	30.500%	10/04/2022	(257,000)	$(257,000)	$(10,408)	$(1,630)	$(8,778)
Call USD/Put TWD	MS & Co. Int. PLC	30.980	10/13/2022	(256,000)	(256,000)	(6,003)	(1,675)	(4,328)
Call EUR/Put USD	Standard Chartered Bank	1.040	10/12/2022	(508,000)	(508,000)	(82)	(2,194)	2,112
Call USD/Put TWD	Standard Chartered Bank	30.850	10/04/2022	(1,038,000)	(1,038,000)	(30,611)	(10,197)	(20,414)
Call USD/Put TWD	Standard Chartered Bank	31.290	10/20/2022	(251,000)	(251,000)	(3,924)	(2,262)	(1,662)
Call EUR/Put CHF	UBS AG (London)	0.973	10/12/2022	(254,000)	(254,000)	(1,191)	(2,528)	1,337
Call EUR/Put CHF	UBS AG (London)	0.960	10/25/2022	(253,000)	(253,000)	(3,656)	(2,633)	(1,023)
Call NZD/Put USD	UBS AG (London)	0.629	10/12/2022	(835,000)	(835,000)	(5)	(2,720)	2,715

				(19,932,000)	$(19,932,000)	$(344,833)	$(249,978)	$(94,855)
Puts
Put EUR/Call CZK	Barclays Bank PLC	24.700	10/07/2022	(259,000)	(259,000)	(1,161)	(1,055)	(106)
Put GBP/Call USD	Barclays Bank PLC	1.125	10/05/2022	(895,000)	(895,000)	(13,436)	(6,887)	(6,549)
Put USD/Call NOK	Barclays Bank PLC	9.803	10/17/2022	(504,000)	(504,000)	(66)	(2,596)	2,530
Put USD/Call SGD	Barclays Bank PLC	1.404	10/17/2022	(252,000)	(252,000)	(221)	(1,522)	1,301
Put EUR/Call USD	BNP Paribas SA	0.995	10/12/2022	(508,000)	(508,000)	(8,965)	(6,508)	(2,457)
Put USD/Call ZAR	BNP Paribas SA	16.935	10/07/2022	(513,000)	(513,000)	(20)	(2,693)	2,673
Put EUR/Call USD	BofA Securities LLC	0.998	10/12/2022	(508,000)	(508,000)	(10,049)	(7,144)	(2,905)
Put EUR/Call USD	BofA Securities LLC	0.974	10/24/2022	(503,000)	(503,000)	(5,162)	(8,527)	3,365
Put USD/Call HUF	BofA Securities LLC	388.750	10/20/2022	(501,000)	(501,000)	(307)	(4,006)	3,699
Put USD/Call TWD	BofA Securities LLC	31.640	11/02/2022	(238,000)	(238,000)	(2,191)	(2,191)	—
Put USD/Call ZAR	BofA Securities LLC	17.180	10/18/2022	(1,002,000)	(1,002,000)	(1,292)	(6,694)	5,402
Put EUR/Call CZK	Citibank NA	24.710	10/26/2022	(252,000)	(252,000)	(1,309)	(1,022)	(287)
Put EUR/Call SEK	Citibank NA	10.730	10/05/2022	(259,000)	(259,000)	(56)	(1,892)	1,836
Put NZD/Call USD	Citibank NA	0.567	10/26/2022	(850,000)	(850,000)	(10,912)	(11,338)	426
Put USD/Call SGD	Citibank NA	1.398	10/04/2022	(257,000)	(257,000)	(1)	(1,474)	1,473
Put EUR/Call CHF	Credit Suisse
	International	0.980	10/04/2022	(258,000)	(258,000)	(3,449)	(2,387)	(1,062)
Put EUR/Call SEK	Credit Suisse
	International	10.910	10/25/2022	(253,000)	(253,000)	(2,360)	(2,159)	(201)
Put GBP/Call USD	Deutsche Bank AG
	(London)	1.134	10/11/2022	(440,000)	(440,000)	(11,076)	(6,166)	(4,910)
Put USD/Call INR	Deutsche Bank AG
	(London)	79.800	10/17/2022	(252,000)	(252,000)	(182)	(1,309)	1,127
Put USD/Call SEK	Deutsche Bank AG
	(London)	10.493	10/18/2022	(501,000)	(501,000)	(606)	(2,837)	2,231
Put USD/Call SEK	Deutsche Bank AG
	(London)	10.500	10/18/2022	(501,000)	(501,000)	(632)	(2,904)	2,272
Put EUR/Call SEK	HSBC Bank PLC	10.688	10/17/2022	(252,000)	(252,000)	(259)	(1,713)	1,454
Put EUR/Call USD	HSBC Bank PLC	0.977	10/05/2022	(1,034,000)	(1,034,000)	(4,965)	(3,447)	(1,518)
Put EUR/Call USD	HSBC Bank PLC	0.981	12/01/2022	(244,000)	(244,000)	(5,110)	(5,110)	—
Put NZD/Call USD	HSBC Bank PLC	0.591	10/11/2022	(1,696,994)	(1,696,994)	(50,776)	(19,037)	(31,739)
Put NZD/Call USD	HSBC Bank PLC	0.580	10/20/2022	(1,264,000)	(1,264,000)	(26,617)	(17,206)	(9,411)
Put USD/Call CNH	HSBC Bank PLC	6.965	10/13/2022	(254,000)	(254,000)	(7,490)	(1,656)	(5,834)
Put USD/Call SGD	HSBC Bank PLC	1.405	10/10/2022	(257,000)	(257,000)	(94)	(1,645)	1,551
Put USD/Call SGD	HSBC Bank PLC	1.433	10/27/2022	(241,000)	(241,000)	(1,845)	(2,030)	185
Put EUR/Call CHF	JPMorgan Securities, Inc.	0.965	10/24/2022	(251,000)	(251,000)	(2,301)	(2,800)	499
Put EUR/Call PLN	JPMorgan Securities, Inc.	4.735	10/13/2022	(253,000)	(253,000)	(238)	(1,950)	1,712
Put USD/Call CNH	JPMorgan Securities, Inc.	7.140	10/27/2022	(241,000)	(241,000)	(2,382)	(2,010)	(372)

The accompanying notes are an integral part of these financial statements.                97

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

    Schedule of Investments (continued)

    September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Put USD/Call NOK	JPMorgan Securities, Inc.	9.950%	10/20/2022	(501,000)	$(501,000)	$(207)	$(3,147)	$2,940
Put EUR/Call CZK	MS & Co. Int. PLC	24.600	10/13/2022	(253,000)	(253,000)	(1,109)	(1,280)	171
Put EUR/Call PLN	MS & Co. Int. PLC	4.735	10/07/2022	(259,000)	(259,000)	(104)	(2,572)	2,468
Put EUR/Call SEK	MS & Co. Int. PLC	10.635	10/12/2022	(254,000)	(254,000)	(66)	(1,903)	1,837
Put EUR/Call USD	MS & Co. Int. PLC	0.965	10/03/2022	(252,000)	(252,000)	(198)	(1,940)	1,742
Put GBP/Call USD	MS & Co. Int. PLC	1.110	10/20/2022	(877,000)	(877,000)	(15,438)	(38,638)	23,200
Put GBP/Call USD	MS & Co. Int. PLC	1.105	10/24/2022	(438,000)	(438,000)	(7,101)	(15,364)	8,263
Put GBP/Call USD	MS & Co. Int. PLC	1.112	10/25/2022	(881,000)	(881,000)	(17,629)	(13,936)	(3,693)
Put GBP/Call USD	MS & Co. Int. PLC	1.090	10/25/2022	(1,763,000)	(1,763,000)	(22,706)	(31,045)	8,339
Put NZD/Call USD	MS & Co. Int. PLC	0.598	10/12/2022	(835,000)	(835,000)	(30,653)	(9,381)	(21,272)
Put USD/Call BRL	MS & Co. Int. PLC	5.149	10/27/2022	(481,000)	(481,000)	(4,262)	(4,352)	90
Put USD/Call INR	MS & Co. Int. PLC	79.970	10/07/2022	(257,000)	(257,000)	(51)	(1,486)	1,435
Put USD/Call INR	MS & Co. Int. PLC	81.900	11/03/2022	(239,000)	(239,000)	(2,444)	(2,321)	(123)
Put USD/Call TWD	MS & Co. Int. PLC	30.500	10/04/2022	(257,000)	(257,000)	—	(1,629)	1,629
Put USD/Call TWD	MS & Co. Int. PLC	30.980	10/13/2022	(256,000)	(256,000)	(106)	(1,676)	1,570
Put EUR/Call USD	Standard Chartered Bank	0.982	10/07/2022	(1,008,000)	(1,008,000)	(8,145)	(11,162)	3,017
Put EUR/Call USD	Standard Chartered Bank	0.976	10/24/2022	(503,000)	(503,000)	(5,544)	(11,591)	6,047
Put NZD/Call USD	Standard Chartered Bank	0.585	10/17/2022	(838,000)	(838,000)	(20,882)	(9,529)	(11,353)
Put USD/Call INR	Standard Chartered Bank	79.250	10/17/2022	(504,000)	(504,000)	(163)	(1,129)	966
Put USD/Call TWD	Standard Chartered Bank	31.290	10/20/2022	(251,000)	(251,000)	(576)	(1,683)	1,107
Put EUR/Call CHF	UBS AG (London)	0.973	10/12/2022	(254,000)	(254,000)	(2,663)	(2,842)	179
Put EUR/Call CHF	UBS AG (London)	0.960	10/25/2022	(253,000)	(253,000)	(1,853)	(2,633)	780
Put NZD/Call USD	UBS AG (London)	0.572	10/25/2022	(845,000)	(845,000)	(13,328)	(8,354)	(4,974)
Put USD/Call SEK	UBS AG (London)	10.560	10/20/2022	(501,000)	(501,000)	(1,031)	(2,785)	1,754
Put USD/Call ZAR	UBS AG (London)	16.675	10/12/2022	(510,000)	(510,000)	(35)	(3,172)	3,137
				(28,763,994)	$(28,763,994)	$(331,824)	$(327,465)	$(4,359)
Total written option contracts				(48,695,994)	$(48,695,994)	$(676,657)	$(577,443)	$(99,214)
TOTAL				(4,099,370)	$(4,099,370)	$(9,521)	$(275,030)	$265,509

98                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Republic Koruna
DOP	—Dominican Republic Peso
EGP	—Egypt Pound
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysia Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peru Nuevo Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
RON	—Romania New Leu
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
UYU	—Uruguay Peso
ZAR	—South African Rand

Investment Abbreviations:
NR	—Not Rated
WR	—Withdrawn Rating

Abbreviations:
1M BID Avg	—1 Month Brazilian Interbank Deposit Average
CLICP	—Sinacofi Chile Interbank Rate
EURO	—Euro Offered Rate
HIBOR	—Hong Kong Interbank Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—MIBOR - Mumbai Interbank Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
TELBOR	—Tel Aviv Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.                99

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 129.9%

Collateralized Mortgage Obligations – 5.6% Interest Only(a) – 1.2%
FHLMC REMIC Series 3852, Class SW (-1X 1M USD LIBOR + 6.000%)
$125,673	3.182	%(b)	05/15/41	$11,497
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
120,648	3.232	(b)	03/15/44	11,995
FHLMC REMIC Series 4456, Class IO
66,902	4.500		10/15/44	13,256
FHLMC REMIC Series 4468, Class SY (-1X 1M USD LIBOR + 6.100%)
117,379	3.282	(b)	05/15/45	14,108
FHLMC REMIC Series 4583, Class ST (-1X 1M USD LIBOR + 6.000%)
522,317	3.182	(b)	05/15/46	57,483
FHLMC REMIC Series 4998, Class GI
594,495	4.000		08/25/50	114,850
FHLMC REMIC Series 5012, Class DI
184,132	4.000		09/25/50	35,756
FNMA REMIC Series 2007-36, Class SN (-1X 1M USD LIBOR + 6.770%)
193,865	3.686	(b)	04/25/37	20,400
FNMA REMIC Series 2008-17, Class SI (-1X 1M USD LIBOR + 6.300%)
250,426	3.216	(b)	03/25/38	20,988
FNMA REMIC Series 2011-124, Class SC (-1X 1M USD LIBOR + 6.550%)
98,965	3.466	(b)	12/25/41	11,020
FNMA REMIC Series 2012-88, Class SB (-1X 1M USD LIBOR + 6.670%)
119,552	3.586	(b)	07/25/42	12,191
FNMA REMIC Series 2017-104, Class SB (-1X 1M USD LIBOR + 6.150%)
365,956	3.066	(b)	01/25/48	40,233
FNMA REMIC Series 2018-8, Class SA (-1X 1M USD LIBOR + 6.150%)
277,841	3.066	(b)	02/25/48	29,768
FNMA REMIC Series 2020-38, Class TI
477,381	4.000		06/25/50	92,232
FNMA REMIC Series 2020-60, Class NI
171,004	4.000		09/25/50	33,207
GNMA REMIC Series 2010-20, Class SE (-1X 1M USD LIBOR + 6.250%)
191,580	3.236	(b)	02/20/40	20,383
GNMA REMIC Series 2013-124, Class CS (-1X 1M USD LIBOR + 6.050%)
646,268	3.036	(b)	08/20/43	68,855
GNMA REMIC Series 2014-11, Class KI
39,985	4.500		12/20/42	2,249
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
181,427	3.086	(b)	10/20/43	10,314
GNMA REMIC Series 2015-111, Class IM
344,183	4.000		08/20/45	53,661

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
GNMA REMIC Series 2015-111, Class SM (-1X 1M USD LIBOR + 6.200%)
$131,206	3.186	%(b)	08/20/45	$14,580
GNMA REMIC Series 2015-119, Class SN (-1X 1M USD LIBOR + 6.250%)
264,117	3.236	(b)	08/20/45	29,143
GNMA REMIC Series 2015-129, Class IC
243,383	4.500		09/16/45	45,723
GNMA REMIC Series 2015-72, Class JI
10,902	3.500		05/20/45	1,160
GNMA REMIC Series 2015-83, Class PI
23,867	3.500		06/20/45	3,346
GNMA REMIC Series 2015-90, Class PI
12,378	3.500		04/20/45	1,125
GNMA REMIC Series 2016-1, Class ST (-1X 1M USD LIBOR + 6.200%)
123,875	3.186	(b)	01/20/46	13,075
GNMA REMIC Series 2016-138, Class DI
81,830	4.000		10/20/46	14,578
GNMA REMIC Series 2016-27, Class IA
209,490	4.000		06/20/45	26,776
GNMA REMIC Series 2017-112, Class SJ (-1X 1M USD LIBOR + 5.660%)
380,112	2.646	(b)	07/20/47	32,926
GNMA REMIC Series 2018-124, Class SN (-1X 1M USD LIBOR + 6.200%)
718,196	3.186	(b)	09/20/48	77,079
GNMA REMIC Series 2018-139, Class SQ (-1X 1M USD LIBOR + 6.150%)
312,991	3.136	(b)	10/20/48	31,150
GNMA REMIC Series 2018-67, Class PS (-1X 1M USD LIBOR + 6.200%)
531,775	3.186	(b)	05/20/48	53,080
GNMA REMIC Series 2018-7, Class DS (-1X 1M USD LIBOR + 5.700%)
444,937	2.686	(b)	01/20/48	40,110
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
280,171	3.036	(b)	01/20/49	27,232
GNMA REMIC Series 2019-110, Class SD (-1X 1M USD LIBOR + 6.100%)
522,581	3.086	(b)	09/20/49	47,434
GNMA REMIC Series 2019-110, Class SE (-1X 1M USD LIBOR + 6.100%)
538,280	3.086	(b)	09/20/49	53,299
GNMA REMIC Series 2019-151, Class NI
1,447,207	3.500		10/20/49	225,640
GNMA REMIC Series 2019-153, Class EI
2,428,373	4.000		12/20/49	439,635
GNMA REMIC Series 2019-20, Class SF (-1X 1M USD LIBOR + 3.790%)
473,236	0.776	(b)	02/20/49	12,139
GNMA REMIC Series 2019-6, Class SA (-1X 1M USD LIBOR + 6.050%)
184,751	3.036	(b)	01/20/49	18,547

100                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR + 6.100%)
$183,030	3.086	%(b)	06/20/49	$17,045
GNMA REMIC Series 2020-146, Class IM
1,261,061	2.500		10/20/50	166,660
GNMA REMIC Series 2020-146, Class KI
1,681,491	2.500		10/20/50	222,116
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR + 6.050%)
722,220	3.036	(b)	02/20/50	79,984
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR + 6.050%)
286,335	3.036	(b)	04/20/50	31,872
GNMA REMIC Series 2020-78, Class DI
736,503	4.000		06/20/50	132,203

				2,532,103

Regular Floater(b) – 1.1%
FNMA REMIC Series 2017-96, Class FA (1M USD LIBOR + 0.400%)
1,139,874	3.484		12/25/57	1,128,819
GNMA REMIC Series 2017-182, Class FN (1M USD LIBOR + 0.300%)
1,363,276	3.239		12/16/47	1,334,644

				2,463,463

Sequential Fixed Rate – 1.6%
FHLMC REMIC Series 2042, Class N
13,517	6.500		03/15/28	14,086
FHLMC REMIC Series 4577, Class HM
327,713	4.000	(c)	12/15/50	314,785
FNMA REMIC Series 2000-16, Class ZG
66,605	8.500		06/25/30	70,775
FNMA REMIC Series 2005-59, Class KZ
454,202	5.500		07/25/35	457,664
FNMA REMIC Series 2011-52, Class GB
201,885	5.000		06/25/41	201,553
FNMA REMIC Series 2011-99, Class DB
218,091	5.000		10/25/41	217,910
FNMA REMIC Series 2012-111, Class B
33,785	7.000		10/25/42	35,573
FNMA REMIC Series 2012-153, Class B
130,455	7.000		07/25/42	137,136
FNMA REMIC Series 2017-87, Class EA
1,976,842	3.000		04/25/44	1,787,378
OBX Trust Series 2022-NQM7, Class A1
99,025	5.110	(c)(d)	08/25/62	96,692

				3,333,552

Sequential Floating Rate(b) – 1.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
20,730	2.848		04/25/35	19,513
Alternative Loan Trust Series 2005-CWALT, Class 38A1 (12M MTA + 1.500%)
42,615	2.604		09/25/35	37,478

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
$91,564	3.408%		07/25/35	$85,019
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1M SOFR + 1.650%)
142,000	3.931	(d)	12/25/41	129,029
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1M SOFR + 1.550%)
162,000	3.831	(d)	10/25/41	153,303
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1M SOFR + 1.900%)
120,546	4.181	(d)	04/25/42	118,459
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1M SOFR + 3.000%)
94,000	5.281	(d)	04/25/42	86,756
CSMC Series 2021-NQM8, Class A1
104,753	1.841	(d)	10/25/66	89,044
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (1M SOFR + 2.800%)
87,250	5.081	(d)	10/25/50	87,299
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2 (1M SOFR + 1.650%)
104,200	3.931	(d)	01/25/34	101,614
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (1M SOFR + 1.000%)
303,436	3.281	(d)	01/25/42	294,228
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A (1M SOFR + 2.000%)
247,095	4.281	(d)	04/25/42	245,244
FHLMC STACR REMIC Trust Series 2022-HQA1, Class M1B (1M SOFR + 3.500%)
120,000	5.781	(d)	03/25/42	114,825
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
14,007	8.384		10/25/28	14,488
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
23,140	3.473		01/19/36	22,506
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
11,423	3.804		10/25/34	10,969
JPMorgan Mortgage Trust Series 2021-6, Class A3
436,524	2.500	(d)	10/25/51	346,968
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
591,576	2.520	(d)	05/25/52	493,831
JPMorgan Mortgage Trust Series 2022-LTV1,Class A2
825,893	3.520	(d)	07/25/52	686,613
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
100,160	3.596		10/25/34	94,160
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
88,634	3.750	(d)	05/28/52	84,168
Towd Point Mortgage Trust Series 2016-4, Class M1
100,000	3.250	(d)	07/25/56	95,220
Verus Securitization Trust Series 2021-8, Class A1
84,744	1.824	(d)	11/25/66	71,826

The accompanying notes are an integral part of these financial statements.                101

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Sequential Floating Rate(b) – (continued)
Verus Securitization Trust Series 2022-INV1, Class A1
$98,675	5.041	%(c)(d)	08/25/67	$96,112
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1
30,367	3.500	(d)	07/25/49	28,633

				3,607,305

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				11,936,423

Commercial Mortgage-Backed Securities – 5.0%
Sequential Fixed Rate – 4.2%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$400,000	2.778%		11/15/54	$307,554
BANK Series 2018-BN14, Class D
200,000	3.000	(d)	09/15/60	141,105
BANK Series 2019-BN19, Class D
100,000	3.000	(d)	08/15/61	66,153
BBCMS Mortgage Trust Series 2018-C2, Class A4
1,350,000	4.047		12/15/51	1,265,191
BBCMS Mortgage Trust Series 2022-C17, Class A5
700,000	4.441		09/15/55	660,154
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006		01/15/53	1,634,792
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(d)	09/15/50	293,598
DOLP Trust Series 2021-NYC, Class A
800,000	2.956	(d)	05/10/41	638,209
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D
150,000	3.060	(d)	10/15/48	123,089
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
3,800,000	4.139		10/15/51	3,565,147
Morgan Stanley Capital I Trust Series 2018-L1, Class D
450,000	3.000	(d)	10/15/51	316,852

				9,011,844

Sequential Floating Rate(b) – 0.8%
BANK Series 2018-BN15, Class A4
900,000	4.407		11/15/61	857,144
BANK Series 2022-BN40, Class A4
550,000	3.507		03/15/64	476,700
BBCMS Mortgage Trust Series 2022-C16, Class AS
450,000	4.600		06/15/55	417,473
Wells Fargo Commercial Mortgage Trust Series 2016-C37, Class D
100,000	3.338	(d)	12/15/49	76,487

				1,827,804

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$10,839,648

Federal Agencies – 119.3%
Adjustable Rate FHLMC(b) – 0.0%
$13,595	2.972%		04/01/33	$13,928

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate FHLMC(b) – (continued)
$6,679	2.375%	11/01/34	$6,900
4,991	2.484	02/01/35	5,126
15,878	3.113	06/01/35	16,375
(1 Year CMT + 2.172%)
5,714	3.291%	09/01/33	5,906
(1 Year CMT + 2.107%)
3,532	2.572%	10/01/34	3,657

			51,892

Adjustable Rate FNMA(b) – 0.1%
(COF + 1.350%)
2,747	2.012%	07/01/27	2,701
3,548	2.019	11/01/27	3,481
5,163	1.628	08/01/32	4,986
(12M MTA + 1.125%)
5,081	1.984%	06/01/32	4,896
(COF + 1.314%)
5,059	1.692%	05/01/33	4,886
(1 Year CMT + 2.257%)
44,872	3.857%	06/01/33	46,374
(6M USD LIBOR + 1.412%)
1,950	2.458%	06/01/33	1,967
(1 Year CMT + 2.144%)
1,241	3.147%	07/01/33	1,274
(COF + 1.254%)
41,799	1.747%	08/01/33	40,519
(12M USD LIBOR + 1.654%)
13,360	1.921%	12/01/33	13,485
(1 Year CMT + 2.306%)
536	3.332%	04/01/34	554
(12M USD LIBOR + 1.670%)
5,940	1.920%	11/01/34	6,036
(1 Year CMT + 2.195%)
6,200	2.329%	02/01/35	6,406
(12M USD LIBOR + 1.620%)
13,398	2.050%	03/01/35	13,509
(12M USD LIBOR + 1.810%)
7,083	2.550%	04/01/35	7,190
(12M USD LIBOR + 2.091%)
17,482	2.957%	05/01/35	17,887
(COF + 1.300%)
2,078	1.962%	11/01/35	2,011
(COF + 1.257%)
8,048	1.976%	12/01/37	7,903
(12M MTA + 1.186%)
2,554	2.014%	01/01/38	2,501
(12M MTA + 1.175%)
3,451	2.034%	11/01/40	3,349

			191,915

Adjustable Rate GNMA(b) – 0.1%
825	2.875	06/20/23	819
514	1.625	07/20/23	510
575	1.625	08/20/23	570
1,476	1.625	09/20/23	1,460

102                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Adjustable Rate GNMA(b) – (continued)
$627	2.625%	03/20/24	$619
6,743	2.875	04/20/24	6,663
941	2.875	05/20/24	930
6,704	2.875	06/20/24	6,619
1,488	3.000	06/20/24	1,470
2,069	1.625	07/20/24	2,035
2,980	2.000	07/20/24	2,940
4,702	1.625	08/20/24	4,623
2,666	2.000	08/20/24	2,630
2,348	1.625	09/20/24	2,307
2,947	2.000	11/20/24	2,894
1,137	2.000	12/20/24	1,116
2,592	2.500	12/20/24	2,558
2,036	2.625	01/20/25	2,006
1,386	2.625	02/20/25	1,365
4,897	3.000	05/20/25	4,830
5,724	2.000	07/20/25	5,632
2,509	2.625	02/20/26	2,470
131	1.625	07/20/26	128
7,095	2.625	01/20/27	6,991
2,174	2.625	02/20/27	2,142
22,783	2.875	04/20/27	22,460
2,342	2.875	05/20/27	2,309
3,819	2.875	06/20/27	3,766
1,233	1.750	11/20/27	1,202
3,612	1.750	12/20/27	3,520
8,429	2.625	01/20/28	8,316
2,855	2.625	02/20/28	2,817
2,788	2.625	03/20/28	2,752
14,346	1.625	07/20/29	14,051
5,894	1.625	08/20/29	5,773
1,628	1.625	09/20/29	1,594
7,732	1.750	10/20/29	7,548
10,138	1.750	11/20/29	9,897
1,993	1.750	12/20/29	1,946
3,162	2.625	01/20/30	3,130
902	2.625	02/20/30	893
7,968	2.625	03/20/30	7,889
8,436	2.875	04/20/30	8,355
13,620	2.875	05/20/30	13,488
11,893	3.000	05/20/30	11,799
3,212	2.875	06/20/30	3,182
19,378	2.000	07/20/30	19,152
4,651	2.000	09/20/30	4,598
7,231	1.750	10/20/30	7,066

			233,830

FHLMC – 8.4%
34,010	5.000	10/01/33	34,099
1,554	5.000	07/01/35	1,558
737	4.500	08/01/35	722
2,455	4.500	09/01/35	2,405
888	4.500	10/01/35	869
39,577	5.000	12/01/35	39,793
905	5.000	02/01/37	907

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

FHLMC – (continued)
$13,698	4.500%	01/01/38	$13,419
600	4.500	06/01/38	588
22,493	4.500	09/01/38	22,086
97	4.500	01/01/39	96
11,172	4.500	02/01/39	10,962
3,947	4.500	03/01/39	3,871
933	4.500	04/01/39	916
31,157	4.500	05/01/39	30,560
88,149	5.000	05/01/39	88,653
98,582	4.500	06/01/39	96,695
143,695	5.000	07/01/39	144,626
2,557	4.500	07/01/39	2,508
2,261	4.500	08/01/39	2,218
4,698	4.500	09/01/39	4,608
1,141	4.500	10/01/39	1,120
777	4.500	11/01/39	762
927	4.500	12/01/39	909
3,485	4.500	01/01/40	3,418
2,243	4.500	04/01/40	2,198
3,394	4.500	05/01/40	3,327
5,159	4.500	06/01/40	5,057
8,024	4.000	06/01/40	7,651
2,487	4.500	07/01/40	2,438
464	4.500	08/01/40	455
2,348	5.000	08/01/40	2,365
59,848	4.000	02/01/41	57,054
17,614	4.500	02/01/41	17,264
3,802	4.500	03/01/41	3,726
5,652	4.500	04/01/41	5,540
7,235	4.500	05/01/41	7,091
14,012	4.500	06/01/41	13,735
926	5.000	06/01/41	932
39,752	4.500	08/01/41	38,964
41,906	4.500	09/01/41	41,077
34,119	4.000	10/01/41	32,891
4,352	4.000	11/01/41	4,203
2,434	4.500	12/01/41	2,386
32,257	4.500	03/01/42	31,616
274,158	4.000	03/01/42	261,096
13,233	3.000	05/01/42	11,830
201,834	3.500	06/01/42	189,892
372,085	4.500	06/01/42	367,160
58,876	3.000	08/01/42	53,514
48,938	3.500	08/01/42	46,064
139,432	3.500	10/01/42	127,768
26,038	3.000	10/01/42	23,301
79,260	3.500	11/01/42	72,629
387,081	3.000	11/01/42	346,386
659,880	3.000	12/01/42	590,502
1,191,048	3.000	01/01/43	1,065,827
102,805	3.000	02/01/43	91,996
1,056,747	3.500	08/01/43	976,597
534,676	4.000	08/01/43	509,548
254,092	4.000	01/01/44	242,150
308,691	3.500	02/01/44	285,278

The accompanying notes are an integral part of these financial statements.                103

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

FHLMC – (continued)
$307,796	3.500%	06/01/44	$289,269
6,681	4.000	11/01/44	6,357
40,108	3.500	02/01/45	37,141
68,406	3.500	03/01/45	63,368
8,346	3.500	08/01/45	7,707
9,663	3.500	09/01/45	8,924
22,624	3.500	11/01/45	20,894
1,674,485	3.500	03/01/46	1,548,093
262,613	3.500	05/01/46	242,658
312,741	3.500	06/01/46	288,827
139,634	3.500	07/01/46	128,956
22,819	3.500	10/01/46	21,053
19,804	3.500	12/01/46	18,253
7,292,367	3.000	05/01/47	6,473,267
216,976	3.500	12/01/47	200,113
3,107,685	3.000	01/01/48	2,753,485

			18,158,241

FNMA – 7.2%
1,303	7.000	08/01/31	1,365
58,558	3.500	07/01/42	55,025
54,027	3.500	08/01/42	50,789
38,351	3.500	09/01/42	36,064
4,788	3.500	10/01/42	4,384
9,405	3.500	11/01/42	8,610
5,014	3.500	01/01/43	4,590
124,613	3.500	02/01/43	114,081
11,659	3.500	05/01/43	10,674
518,683	3.500	07/01/43	474,843
260,986	3.500	01/01/44	238,927
11,272	3.500	12/01/44	10,298
223,800	4.000	03/01/45	210,915
108,438	4.000	04/01/45	102,127
3,004,771	0.000	12/01/50	2,359,112
1,192,820	4.500	06/01/51	1,167,148
2,366,057	4.000	05/01/56	2,221,699
2,815,353	4.000	07/01/56	2,638,835
1,536,582	3.500	08/01/56	1,391,821
2,836,396	3.500	10/01/56	2,562,088
1,908,066	4.000	02/01/57	1,791,651

			15,455,046

GNMA – 43.4%
2,138	6.000	04/15/26	2,149
156	6.500	01/15/32	160
533	6.500	02/15/32	554
165,267	5.500	04/15/33	170,734
3,941	5.000	11/15/33	3,930
468	6.500	08/15/34	493
524	6.500	02/15/36	554
1,190	6.500	03/15/36	1,253
2,046	6.500	04/15/36	2,156
6,566	6.500	05/15/36	6,926
3,209	6.500	06/15/36	3,379
16,107	6.500	07/15/36	17,022

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

GNMA – (continued)
$17,200	6.500%	08/15/36	$18,193
35,701	6.500	09/15/36	37,797
14,314	6.500	10/15/36	15,125
22,624	6.500	11/15/36	24,011
9,130	6.500	12/15/36	9,652
3,835	6.500	01/15/37	4,050
1,474	6.500	03/15/37	1,556
3,188	6.500	04/15/37	3,372
785	6.500	05/15/37	828
836	6.500	08/15/37	884
5,322	6.500	09/15/37	5,626
6,650	6.500	10/15/37	7,143
2,629	6.500	11/15/37	2,775
2,090	6.500	05/15/38	2,199
625	6.500	02/15/39	656
145,526	5.000	01/20/40	145,913
124,701	4.500	05/15/40	122,609
95,991	5.000	07/15/40	97,946
142,920	3.500	09/15/42	132,734
176,572	3.500	02/15/45	163,286
31,399	4.000	05/20/45	29,780
22,833	4.000	07/20/45	21,642
39,628	4.000	10/20/45	37,536
123,059	4.000	01/20/46	116,563
518,058	4.500	03/20/46	508,136
1,118,966	3.000	06/20/46	1,009,125
740,905	3.500	09/20/46	681,375
315,118	3.500	10/20/46	289,799
340,523	3.500	12/20/46	313,163
322,528	3.500	01/20/47	296,613
349,934	3.500	02/20/47	321,817
2,050,250	4.500	02/20/47	2,000,504
6,544	3.500	03/20/47	6,018
214,062	4.500	03/20/47	209,427
1,635,316	3.500	04/20/47	1,504,016
11,162	3.500	05/20/47	10,266
1,159,091	4.500	05/20/47	1,130,009
197,177	4.500	06/20/47	192,538
1,648,670	4.000	06/20/47	1,558,545
58,777	4.500	07/20/47	57,228
15,587	3.500	08/20/47	14,335
567,700	4.500	08/20/47	552,746
3,667	3.500	09/20/47	3,373
6,085	3.500	10/20/47	5,596
401,973	3.500	11/20/47	369,698
772,757	3.500	12/20/47	710,712
1,060,246	3.500	01/20/48	975,119
641,189	4.500	09/20/48	620,893
177,068	5.000	09/20/48	175,977
1,581,168	5.000	11/20/48	1,571,177
773,437	4.500	12/20/48	748,714
642,995	5.000	12/20/48	638,731
110,498	4.500	01/20/49	106,940
1,210,924	5.000	01/20/49	1,202,893
32,787	3.500	01/20/49	30,154

104                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

GNMA – (continued)
$881,694	4.000%	02/20/49	$827,848
361,935	4.500	02/20/49	350,168
543,288	4.500	03/20/49	525,455
800,956	5.000	03/20/49	795,394
1,597,705	4.000	04/20/49	1,499,132
626,165	4.000	05/20/49	587,337
117,270	5.000	06/20/49	116,419
2,130,659	3.000	07/20/49	1,909,403
459,417	3.500	07/20/49	422,834
1,846,571	3.000	08/20/49	1,653,286
2,109,466	3.500	09/20/49	1,940,643
383,858	4.500	10/20/49	369,939
238,787	3.500	12/20/49	219,612
411,766	3.000	05/20/50	367,433
736,921	3.500	12/20/50	677,551
305,022	4.000	01/20/51	285,536
1,478,400	3.500	02/20/51	1,359,289
824,710	3.000	07/20/51	733,121
1,842,674	3.000	11/20/51	1,635,588
4,673,774	3.000	12/20/51	4,144,138
13,000,000	2.500	TBA-30yr(e)	11,163,385
4,000,000	2.000	TBA-30yr(e)	3,329,878
4,000,000	4.000	TBA-30yr(e)	3,731,530
25,000,000	4.500	TBA-30yr(e)	23,898,588
12,000,000	5.000	TBA-30yr(e)	11,725,608

			93,295,938

UMBS – 35.9%
53	4.500	04/01/23	52
74	4.500	07/01/23	74
1,643	4.500	08/01/23	1,636
2,093	4.500	09/01/23	2,083
543	5.000	01/01/33	544
123,439	4.500	07/01/36	120,872
12,423	4.500	12/01/36	12,164
100,436	4.500	02/01/39	98,414
3,004	4.500	03/01/39	2,960
3,631	4.500	05/01/39	3,577
1,952	4.500	07/01/39	1,923
1,946	4.000	08/01/39	1,854
4,721	4.500	09/01/39	4,626
7,420	4.500	10/01/39	7,271
17,301	4.500	02/01/40	17,044
3,076	4.500	03/01/40	3,014
40,423	4.500	04/01/40	39,585
17,616	4.500	06/01/40	17,360
92,377	4.500	09/01/40	90,481
4,032	4.500	12/01/40	3,948
32,216	4.500	01/01/41	31,549
11,681	4.500	04/01/41	11,438
19,498	4.500	06/01/41	19,093
18,238	4.500	07/01/41	17,859
84,075	4.500	08/01/41	82,361
75,197	4.500	09/01/41	73,633
38,019	4.500	10/01/41	37,228

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

UMBS – (continued)
$66,012	3.500%	10/01/41	$61,992
18,639	3.500	11/01/41	17,505
51,559	4.500	11/01/41	50,487
39,553	4.500	12/01/41	38,730
34,971	4.500	01/01/42	33,949
64,483	3.500	01/01/42	60,581
6,684	3.500	02/01/42	6,268
238,244	4.000	03/01/42	226,669
2,526	4.500	03/01/42	2,473
52,876	4.000	04/01/42	50,307
7,409	4.500	04/01/42	7,255
6,440	3.500	05/01/42	5,953
26,348	3.500	06/01/42	24,734
17,832	3.500	09/01/42	16,771
54,920	3.000	09/01/42	50,215
130,904	3.500	10/01/42	120,740
297,954	3.000	12/01/42	266,399
49,779	3.500	12/01/42	46,720
68,312	3.000	01/01/43	61,136
24,672	3.000	02/01/43	22,080
175,633	3.500	02/01/43	162,051
690,612	3.000	03/01/43	618,065
600,632	3.500	03/01/43	554,238
758,990	3.000	04/01/43	679,260
576,741	3.500	04/01/43	532,493
905,763	3.000	05/01/43	810,614
294,085	2.500	05/01/43	253,296
112,462	3.500	05/01/43	103,791
32,441	3.000	06/01/43	29,033
497,121	3.500	06/01/43	458,751
1,460,121	3.500	07/01/43	1,347,784
276,211	3.000	07/01/43	247,196
730,093	3.500	08/01/43	674,050
25,707	3.500	09/01/43	23,711
50,631	3.500	01/01/44	46,731
21,397	3.500	08/01/44	19,605
31,727	3.500	09/01/44	29,313
72,602	3.500	10/01/44	67,282
25,104	5.000	12/01/44	25,094
308,034	4.000	12/01/44	291,839
20,038	3.500	01/01/45	18,539
189,480	4.000	02/01/45	180,111
87,266	3.500	03/01/45	80,615
40,340	3.500	04/01/45	37,220
546,119	3.500	05/01/45	506,445
921,744	4.500	06/01/45	899,964
56,479	3.500	07/01/45	52,111
616,836	4.000	08/01/45	584,984
212,217	4.000	11/01/45	201,292
8,968	3.500	11/01/45	8,275
175,506	3.500	01/01/46	161,933
1,862,275	4.000	01/01/46	1,766,400
126,593	4.000	03/01/46	119,677
464,222	3.500	03/01/46	430,858
74,479	3.500	04/01/46	69,138

The accompanying notes are an integral part of these financial statements.                105

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

UMBS – (continued)
$345,504	3.500%	05/01/46	$319,001
75,718	4.000	06/01/46	71,364
176,007	4.500	06/01/46	171,277
214,608	3.000	07/01/46	189,943
228,043	4.000	07/01/46	214,930
281,129	4.000	08/01/46	264,964
117,551	3.000	08/01/46	104,041
493,098	3.000	09/01/46	436,426
153,856	3.000	10/01/46	136,173
189,645	4.000	10/01/46	178,740
626,828	3.000	11/01/46	554,787
284,176	3.000	12/01/46	251,515
1,139,075	3.000	01/01/47	1,008,161
761,229	4.000	02/01/47	717,446
619,830	4.500	02/01/47	605,184
53,769	3.000	02/01/47	47,589
148,877	3.000	04/01/47	131,767
376,085	3.500	06/01/47	343,836
172,330	4.500	11/01/47	167,322
5,841	4.500	02/01/48	5,655
320,234	4.500	05/01/48	310,812
462,601	3.500	06/01/48	422,913
244,499	4.500	07/01/48	236,324
941,599	4.500	08/01/48	905,215
390,714	4.500	09/01/48	377,651
7,590	4.500	10/01/48	7,364
1,053,800	3.500	11/01/48	963,392
1,453,772	5.000	11/01/48	1,445,064
633,887	4.500	11/01/48	612,573
301,868	4.500	12/01/48	290,105
1,570,168	4.000	01/01/49	1,480,747
384,000	4.500	02/01/49	370,433
4,501	4.500	05/01/49	4,345
774,149	3.500	07/01/49	707,325
983,992	4.000	07/01/49	926,997
512,928	3.500	08/01/49	468,492
1,917,092	3.000	09/01/49	1,692,490
5,553	4.500	11/01/49	5,361
439,363	4.500	01/01/50	424,261
66,030	4.500	02/01/50	63,915
692,777	3.000	03/01/50	607,883
1,872,549	4.000	03/01/50	1,757,130
4,687,272	4.500	03/01/50	4,529,947
497,308	4.500	04/01/50	476,990
498,501	4.500	09/01/50	481,191
3,918,883	2.500	09/01/50	3,330,879
4,967,060	2.000	02/01/51	4,042,748
8,809,224	2.500	05/01/51	7,445,013
9,104,516	2.500	07/01/51	7,690,351
3,693,316	2.500	08/01/51	3,111,934
1,889,816	2.500	09/01/51	1,598,436
5,681,762	2.500	12/01/51	4,798,130
5,824,896	2.000	02/01/52	4,712,403

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

UMBS – (continued)
$982,185	5.000%	07/01/52	$962,490

			77,146,791

UMBS, 30 Year, Single Family(e) – 24.2%
3,000,000	5.000	TBA-30yr	2,918,905
4,000,000	3.000	TBA-30yr	3,477,500
9,000,000	2.500	TBA-30yr	7,552,265
47,000,000	2.000	TBA-30yr	38,030,346

			51,979,016

TOTAL FEDERAL AGENCIES			$256,512,669

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $302,929,345)			$279,288,740

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – 9.9%

Collateralized Loan Obligations(d) – 7.3%
Battalion CLO XII Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
$800,000	4.012%	05/17/31	$775,478
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.180%)
2,750,000	3.890	07/20/34	2,631,978
Crown City CLO I Series 2020-1A, Class BR (3M USD LIBOR + 2.100%)
600,000	4.810	07/20/34	520,711
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (3M USD LIBOR + 1.200%)
3,650,000	3.983	07/25/34	3,493,474
LCM 38A Ltd., Class A1A (3M SOFR + 2.100%)
350,000	4.592	07/15/34	344,596
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,157,043	3.540	01/18/28	1,140,913
Shackleton 2019-XIV CLO Ltd. Series 2019-14A, Class A1R (3M USD LIBOR + 1.200%)
2,750,000	3.910	07/20/34	2,616,185
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	4.110	01/21/31	787,088
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	4.510	01/21/31	490,305
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
2,019,607	3.879	10/22/29	1,980,618
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
925,000	4.143	07/28/32	892,759

			15,674,105

106                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)

Student Loan – 2.6%
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
$159,911	3.784%		12/26/35	$159,329
ECMC Group Student Loan Trust Series 2017-1A, Class A (1M USD LIBOR + 1.200%)
1,359,241	4.284	(d)	12/27/66	1,343,136
Goal Capital Funding Trust Series 2010-1, Class A (3M USD LIBOR + 0.700%)
600,273	3.697	(d)	08/25/48	599,169
Higher Education Funding I Series 2014-1, Class A (3M USD LIBOR + 1.050%)
347,799	4.047	(d)	04/25/35	347,196
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
497,000	3.683		07/25/45	491,639
PHEAA Student Loan Trust Series 2014-3A, Class A (1M USD LIBOR + 0.590%)
2,234,020	3.674	(d)	08/25/40	2,199,992
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
514,601	4.234	(d)	09/25/65	505,746

				5,646,207

TOTAL ASSET-BACKED SECURITIES (Cost $22,093,044)				$21,320,312

U.S. Treasury Obligations – 8.4%

United States Treasury Bill(f)
$1,750,000	0.000	%(g)	11/03/22	$1,745,987
1,750,000	0.000		11/08/22	1,745,260
1,750,000	0.000		11/15/22	1,744,079
1,750,000	0.000		11/17/22	1,743,766
3,000,000	0.000		03/09/23	2,951,275
United States Treasury Notes
100,000	0.375		12/31/25	88,422
40,000	0.500		02/28/26	35,294
2,530,000	4.125		09/30/27	2,538,697
2,560,000	1.125		02/29/28	2,196,800
3,910,000	1.250		03/31/28	3,371,153

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,040,658)				$18,160,733

Shares	Dividend Rate	Value

Investment Company(h) – 1.3%

Goldman Sachs Financial Square Government Fund - Institutional Shares
2,700,598	2.911%	$2,700,598
(Cost $ 2,700,598)

TOTAL INVESTMENTS – 149.5% (Cost $ 346,763,645)		$321,470,383

LIABILITIES IN EXCESS OF OTHER ASSETS – (49.5)%		(106,444,337)

NET ASSETS – 100.0%		$215,026,046

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(b)

Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2022.
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $105,828,005 which represents approximately 49.3% of net assets as of September 30, 2022.

(f)	Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.
(g)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(h)	Represents an Affiliated Issuer.

The accompanying notes are an integral part of these financial statements.                107

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	3.000%	TBA-30yr		$(5,000,000)	$(4,344,531)
UMBS, 30 Year, Single Family	3.500	TBA-30yr		(7,000,000)	(6,290,155)
UMBS, 30 Year, Single Family	4.000	TBA-30yr		(5,000,000)	(4,634,374)
UMBS, 30 Year, Single Family	4.000	TBA-30yr		(8,000,000)	(7,408,123)
UMBS, 30 Year, Single Family	4.500	TBA-30yr		(4,000,000)	(3,805,624)
GNMA	3.000	TBA-30yr		(2,000,000)	(1,765,449)
GNMA	3.500	TBA-30yr		(4,000,000)	(3,633,993)
UMBS, 30 Year, Single Family	3.500	TBA-30yr		(3,000,000)	(2,697,656)
UMBS, 30 Year, Single Family	4.500	TBA-30yr		(5,000,000)	(4,751,366)

(PROCEEDS RECEIVABLE: $ (40,961,699))					$(39,331,271)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.S. Treasury Notes	(56)	12/20/22	$(6,545,219)	$142,712
2 Year U.S. Treasury Notes	(42)	12/30/22	(8,626,406)	81,743
20 Year U.S. Treasury Bonds	(27)	12/20/22	(3,412,969)	119,879
5 Year U.S. Treasury Notes	(105)	12/30/22	(11,288,320)	198,679
Ultra Long U.S. Treasury Bonds	(9)	12/20/22	(1,233,000)	1,878

TOTAL FUTURES CONTRACTS				$544,891

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR	2.750%	12/21/27	$ 30	$(1,426)	$(947)	$(479)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11	3.250%	7.241%	JPMorgan Securities, Inc.	11/18/54	$550	$ (88,905)	$ (7,034)	$(81,871)

108                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Markit CMBX Series 10	3.000%	8.960%	MS & Co. Int. PLC	11/17/59	$400	$(74,737)	$(61,137)	$(13,600)

TOTAL						$(163,642)	$(68,171)	$(95,471)

(a)	Payments made monthly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
9M IRS	Deutsche Bank AG (London)	1.850%	11/22/2022	8,800,000	$8,800,000	$5	$29,855	$(29,850)
9M IRS	JPMorgan Securities, Inc.	1.800	11/16/2022	8,800,000	8,800,000	2	28,600	(28,598)

				17,600,000	$17,600,000	$7	$58,455	$(58,448)

Written option contracts
Calls
9M IRS	Deutsche Bank AG (London)	1.599	11/22/2022	(8,800,000)	(8,800,000)	(2)	(19,281)	19,279
9M IRS	Deutsche Bank AG (London)	1.348	11/22/2022	(8,800,000)	(8,800,000)	(1)	(10,574)	10,573
9M IRS	JPMorgan Securities, Inc.	1.290	11/16/2022	(8,800,000)	(8,800,000)	(1)	(10,560)	10,559
9M IRS	JPMorgan Securities, Inc.	1.545	11/16/2022	(8,800,000)	(8,800,000)	(1)	(18,040)	18,039

				(35,200,000)	$(35,200,000)	$(5)	$(58,455)	$58,450

TOTAL				(17,600,000)	$(17,600,000)	$2	$—	$2

Currency Abbreviations:
USD —U.S. Dollar

The accompanying notes are an integral part of these financial statements.                109

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
COF	—Cost of Funds Index
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
IO	—Interest Only Stripped Security
LIBOR	—London Interbank Offered Rate
MTA	—Monthly Treasury Average
PI	—Private Investment
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STACR	—Structured Agency Credit Risk
UMBS	—Uniform Mortgage Backed Securities

Abbreviations:
9M IRS	—9 Months Interest Rate Swaptions
GNMA	—Government National Mortgage Association
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Funding Rate

110                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities

September 30, 2022 (Unaudited)

	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund

Assets:

Investments in unaffiliated issuers, at value (cost $796,475,501, $1,648,658,287 and $3,700,993,706, respectively)(a)	$500,845,535	$1,369,808,598	$3,362,945,891
Investments in affiliated issuers, at value (cost $38,190,370, $36,147,672 and $0, respectively)	38,190,370	36,147,672	—
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (cost $0, $65,601,801 and $47,230,627, respectively)	—	65,601,801	47,230,627
Purchased options, at value (premium paid $2,527,763, $635,905 and $0, respectively)	4,570,105	839,326	—
Cash	5,917,401	19,272,235	59,361,994
Foreign currencies, at value (cost $599,872, $27,279 and $497,599, respectively)	521,582	1,860	499,055
Unrealized gain on swap contracts	5,457	—	—
Unrealized gain on forward foreign currency exchange contracts	12,192,636	1,851,526	4,863,491
Variation margin on futures contracts	—	137,102	454,596
Variation margin on swaps contracts	56,408	—	—
Receivables:
Collateral on certain derivative contracts(b)	24,456,464	7,978,507	3,140,610
Interest and dividends	8,862,655	23,253,993	28,481,936
Investments sold	7,526,325	18,113,957	251,868,962
Due from broker	1,299,963	230,855	4,801,875
Fund shares sold	550,215	3,054,733	2,270,774
Reimbursement from investment adviser	47,863	46,628	—
Investments sold on an extended-settlement basis	—	3,837	—
Securities lending income	—	69,291	40,755
Upfront payments made on swap contracts	—	—	18,566
Other assets	60,009	74,671	295,031

Total assets	605,102,988	1,546,486,592	3,766,274,163

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	10,695,305	26,635	257,848
Unrealized loss on swap contracts	313,031	—	—
Variation margin on futures contracts	610,622	—	—
Variation margin on swaps contracts	—	15,739	—
Written option contracts, at value (premium received $3,959,323, $635,905 and $0, respectively)	4,684,484	933,191	—
Payables:
Fund shares redeemed	11,900,934	2,891,247	51,607,373
Due to broker — upfront payment	2,721,801	—	—
Management fees	418,470	828,678	1,696,562
Due to broker	412,740	—	2,371,261
Upfront payments received on swap contracts	306,450	—	—
Income distributions	160,693	107,316	6,373
Investments purchased	151,887	1,653,809	63,848,175
Distribution and Service fees and Transfer Agency fees	32,037	67,758	97,542
Investments purchased on an extended-settlement basis	—	13,877,727	—
Payable upon return of securities loaned	—	65,601,801	47,230,627
Unrealized loss on unfunded commitment	—	5,397	162,013
Collateral on certain derivative contracts	—	590,000	—
Borrowings on credit facility	—	—	120,000,000
Accrued expenses	401,171	355,322	1,086,790

Total liabilities	32,809,625	86,954,620	288,364,564

Net Assets:
Paid-in capital	1,093,797,623	2,266,270,363	4,241,998,200
Total distributable loss	(521,504,260)	(806,738,391)	(764,088,601)

NET ASSETS	$572,293,363	$1,459,531,972	$3,477,909,599
Net Assets:
Class A	$22,810,951	$92,135,687	$3,755,683
Class C	5,248,153	3,981,362	871,069
Institutional	402,995,575	198,245,789	77,238,659
Service	—	4,435,573	—
Investor	26,563,296	13,578,394	4,842,768
Class R6	86,225,432	22,871,975	17,487,108
Class R	—	4,116,210	63,823
Class P	28,449,956	1,120,166,982	3,373,650,489
Total Net Assets	$572,293,363	$1,459,531,972	$3,477,909,599
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,667,899	17,876,846	434,735
Class C	614,223	772,028	100,826
Institutional	47,079,254	38,384,828	8,944,626
Service	—	861,520	—
Investor	3,103,255	2,629,918	559,145
Class R6	10,072,250	4,421,211	2,021,949
Class R	—	799,636	7,391
Class P	3,326,324	216,841,368	389,813,069
Net asset value, offering and redemption price per share:(c)
Class A	$8.55	$5.15	$8.64
Class C	8.54	5.16	8.64
Institutional	8.56	5.16	8.64
Service	—	5.15	—
Investor	8.56	5.16	8.66
Class R6	8.56	5.17	8.65
Class R	—	5.15	8.64
Class P	8.55	5.17	8.65

(a)	Includes loaned securities having a market value of $0, $64,112,516 and $46,186,232, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps
Emerging Markets Debt	$3,001,835	$21,454,629
High Yield	1,954,281	6,024,226
High Yield Floating Rate	3,140,610	—

The accompanying notes are an integral part of these financial statements.                111

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

  Statements of Assets and Liabilities (continued)

     September 30, 2022 (Unaudited)

(c)

Maximum public offering price per share for Class A Shares of Emerging Markets Debt, High Yield and High Yield Floating Rate Funds is $8.95, $5.40 and $8.84, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

112                The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued)

September 30, 2022 (Unaudited)

	Investment Grade Credit Fund	Local Emerging Markets Debt Fund	U.S. Mortgages Fund

Assets:

Investments in unaffiliated issuers, at value (cost $610,774,381, $61,304,111 and $344,063,047, respectively)	$ 522,552,417	$ 47,866,816	$318,769,785
Investments in affiliated issuers, at value (cost $21,050,778, $3,371,691 and $2,700,598, respectively)	21,050,778	3,371,691	2,700,598
Purchased options, at value (premium paid $526,501, $302,413 and $58,455, respectively)	463,717	667,136	7
Cash	8,628,902	153,246	2,161,009
Foreign currencies, at value (cost $14,349, $2,917,323 and $0, respectively)	13,883	2,895,108	—
Unrealized gain on swap contracts	—	178	—
Unrealized gain on forward foreign currency exchange contracts	154,160	1,886,868	—
Variation margin on futures contracts	—	2,572	62,592
Variation margin on swaps contracts	—	21,635	—
Receivables:
Collateral on certain derivative contracts(a)	16,432,612	1,179,256	3,380,988
Interest and dividends	6,217,470	771,142	702,088
Reimbursement from investment adviser	33,198	54,183	19,004
Fund shares sold	13,858	4,059	78,887
Investments sold on an extended-settlement basis	—	2,216,203	110,128,086
Investments sold	—	60,646	1,110
Due from broker	—	300,402	—
Foreign tax reclaim	—	35,527	—
Other assets	57,662	40,797	51,016

Total assets	575,618,657	61,527,465	438,055,170

Liabilities:
Forward sale contracts, at value (proceeds received $0, $0 and $40,961,699, respectively)	—	—	39,331,271
Foreign currency overdraft, at value (identified cost $0, $0 and $1,722, respectively)	—	—	1,562
Unrealized loss on forward foreign currency exchange contracts	—	2,265,198	—
Unrealized loss on swap contracts	—	224,413	95,471
Variation margin on futures contracts	577,335	—	—
Variation margin on swaps contracts	450,387	—	103
Written option contracts, at value (premium received $526,501, $577,443 and $58,455, respectively)	494,118	676,657	5
Payables:
Fund shares redeemed	347,756	107,006	1,234,324
Management fees	163,637	38,479	61,997
Investments purchased	53,424	1,233,426	4,534
Distribution and Service fees and Transfer Agency fees	17,449	4,239	14,409
Income distributions	14,313	4,654	39,992
Investments purchased on an extended-settlement basis	—	—	181,047,638
Upfront payments received on swap contracts	—	40,854	68,171
Due to broker — upfront payment	—	13,775	—
Due to broker	—	59,994	920,900
Accrued expenses	199,310	214,389	208,747

Total liabilities	2,317,729	4,883,084	223,029,124

Net Assets:
Paid-in capital	701,205,570	226,914,345	264,440,901
Total distributable loss	(127,904,642)	(170,269,964)	(49,414,855)

NET ASSETS	$ 573,300,928	$ 56,644,381	$215,026,046
Net Assets:
Class A	$5,982,617	$ 3,162,164	$ 21,715,721
Class C	—	1,686,366	—
Institutional	53,427,816	6,419,514	52,817,611
Separate Account Institutional	96,607,956	—	94,923,399
Investor	5,867,078	7,048,177	23,982,119
Class R6	284,099,637	22,703,555	17,595,763
Class P	127,315,824	15,624,605	3,991,433
Total Net Assets	$ 573,300,928	$ 56,644,381	$215,026,046
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	797,409	737,060	2,471,447
Class C	—	393,731	—
Institutional	7,119,847	1,501,742	5,994,718
Separate Account Institutional	12,870,180	—	10,801,202
Investor	781,908	1,646,514	2,723,441
Class R6	37,850,512	5,314,238	1,998,026
Class P	16,970,569	3,653,921	453,383
Net asset value, offering and redemption price per share:(b)
Class A	$7.50	$4.29	$8.79
Class C	—	4.28	—
Institutional	7.50	4.27	8.81
Separate Account Institutional	7.51	—	8.79
Investor	7.50	4.28	8.81
Class R6	7.51	4.27	8.81
Class P	7.50	4.28	8.80

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	TBA

Investment Grade Credit	$2,988,125	$13,444,487	$—
Local Emerging Markets Debt	59,415	1,119,841	—
U.S. Mortgages	—	80,988	3,300,000

(b)

Maximum public offering price per share for Class A Shares of Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds is $7.79, $4.49 and $9.13, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.            113

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended September 30, 2022 (Unaudited)

	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund

Investment Income:

Interest	$ 22,047,947	$ 46,567,530	$ 121,240,274
Dividends — affiliated issuers	302,163	157,720	896,348
Dividends — unaffiliated issuers	—	301,394	1,936,495
Securities lending income — affiliated issuers	—	385,071	543,686

Total investment income	22,350,110	47,411,715	124,616,803

Expenses:

Management fees	3,197,341	5,727,472	11,915,429
Transfer Agency fees(a)	177,699	313,771	676,211
Custody, accounting and administrative services	159,739	112,238	567,621
Professional fees	88,194	72,472	97,894
Distribution and Service (12b-1) fees(a)	57,670	161,746	9,837
Registration fees	54,936	91,022	258,635
Printing and mailing costs	45,846	32,729	21,935
Prime broker fees	37,816	—	616
Trustee fees	12,653	13,411	15,385
Service fees — Class C	8,226	5,866	1,543
Shareholder Administration fees — Service Class	—	7,056	—
Interest expense	—	—	919,382
Other	28,818	44,264	63,517

Total expenses	3,868,938	6,582,047	14,548,005

Less — expense reductions	(343,520)	(625,192)	(168,083)

Net expenses	3,525,418	5,956,855	14,379,922

NET INVESTMENT INCOME	18,824,692	41,454,860	110,236,881

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(98,774,305)	(47,885,134)	(79,136,164)
Purchased options	(10,291,745)	—	—
Futures contracts	(19,645,722)	(5,686,144)	17,238,019
Written options	11,638,338	(175,327)	—
Swap contracts	10,296,541	(1,534,341)	532,396
Forward foreign currency exchange contracts	25,482,225	7,609,996	13,411,578
Foreign currency transactions	(5,118,538)	(387,759)	2,980,184
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(81,158,138)	(196,863,471)	(243,531,257)
Unfunded Loan Commitment	—	(4,186)	(115,405)
Purchased options	2,353,330	203,421	—
Futures contracts	(606,721)	(1,421,615)	840,277
Written options	(801,453)	(297,286)	—
Swap contracts	(5,558,670)	(2,884,058)	(158,362)
Forward foreign currency exchange contracts	(8,639,517)	(128,322)	1,507,343
Foreign currency translation	(666)	(49,742)	(1,231,910)

Net realized and unrealized loss	(180,825,041)	(249,503,968)	(287,663,301)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(162,000,349)	$(208,049,108)	$(177,426,420)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Debt	$32,992	$24,678	$—	$—	$15,836	$3,949	$110,126	$—	$20,572	$22,417	$—	$4,799
High Yield	126,150	17,598	7,055	10,943	60,552	2,816	47,300	1,129	8,941	5,964	2,626	184,443
High Yield Floating Rate	5,044	4,628	—	165	2,421	740	23,153	—	3,340	36,946	40	609,571

114                The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations (continued)

For the Six Months Ended September 30, 2022 (Unaudited)

	Investment Grade Credit Fund	Local Emerging Markets Debt Fund	U.S. Mortgages Fund

Investment Income:

Interest (net of foreign withholding taxes of $0, $14,908 and $0, respectively)	$ 10,860,608	$ 1,440,679	$ 2,785,295
Dividends — affiliated issuers	154,985	34,814	46,000

Total investment income	11,015,593	1,475,493	2,831,295

Expenses:

Management fees	1,080,872	189,663	413,257
Transfer Agency fees(a)	104,274	13,553	64,030
Custody, accounting and administrative services	65,328	134,424	46,944
Professional fees	63,796	85,862	68,236
Registration fees	51,331	41,580	45,612
Printing and mailing costs	15,306	16,520	21,702
Trustee fees	12,329	11,836	12,023
Distribution and Service (12b-1) fees(a)	9,207	10,998	34,571
Prime broker fees	—	4,776	—
Service fees — Class C	—	2,214	—
Other	14,033	6,798	10,658

Total expenses	1,416,476	518,224	717,033

Less — expense reductions	(223,159)	(286,044)	(123,726)

Net expenses	1,193,317	232,180	593,307

NET INVESTMENT INCOME	9,822,276	1,243,313	2,237,988

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	(16,440,852)	(2,330,687)	(9,033,611)
Purchased options	—	(1,161,977)	(42,542)
Futures contracts	(12,844,209)	(24,231)	(126,211)
Written options	(68,008)	1,307,359	17,179
Swap contracts	728,367	25,988	(298,916)
Forward foreign currency exchange contracts	611,825	(56,146)	—
Foreign currency transactions	(538)	(614,719)	8
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(62,014,303)	(5,302,784)	(17,778,704)
Purchased options	24,322	396,609	22,774
Futures contracts	(2,331,138)	110,325	579,613
Written options	(56,495)	(107,546)	(19,805)
Swap contracts	(4,479,567)	(314,186)	(93,929)
Forward foreign currency exchange contracts	14,247	(289,940)	—
Foreign currency translation	(2,449)	(38,776)	155

Net realized and unrealized loss	(96,858,798)	(8,400,711)	(26,773,989)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(87,036,522)	$(7,157,398)	$(24,536,001)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Fund	Class A	Class C	Class A	Class C	Institutional	Separate Account Institutional	Investor	Class R6	Class P
Investment Grade Credit	$ 9,207	$ —	$4,419	$—	$12,007	$16,128	$3,449	$45,691	$22,580
Local Emerging Markets Debt	4,357	6,641	2,091	1,063	1,633	—	4,889	1,065	2,812
U.S. Mortgages	34,571	—	16,594	—	12,314	15,617	16,056	2,806	643

The accompanying notes are an integral part of these financial statements.                115

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

  Statements of Changes in Net Assets

	Emerging Markets Debt Fund		High Yield Fund

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022

From operations:

Net investment income	$18,824,692	$49,297,106	$41,454,860	$94,150,783
Net realized gain (loss)	(86,413,206)	(1,665,237)	(48,058,709)	20,249,789
Net change in unrealized loss	(94,411,835)	(129,903,941)	(201,445,259)	(143,137,115)

Net decrease in net assets resulting from operations	(162,000,349)	(82,272,072)	(208,049,108)	(28,736,543)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(609,150)	(1,582,681)	(2,689,896)	(4,979,925)
Class C Shares	(127,348)	(301,511)	(107,189)	(214,778)
Institutional Shares	(13,511,337)	(36,684,513)	(6,621,956)	(14,905,771)
Service Shares	—	—	(143,645)	(281,289)
Investor Shares	(834,451)	(2,311,031)	(416,057)	(665,412)
Class R6 Shares	(3,693,006)	(8,846,507)	(1,101,120)	(2,014,378)
Class R Shares	—	—	(111,238)	(222,419)
Class P Shares	(786,410)	(1,404,292)	(34,550,119)	(68,686,044)
Return of capital:
Class A Shares	—	—	—	(518,434)
Class C Shares	—	—	—	(22,359)
Institutional Shares	—	—	—	(1,551,764)
Service Shares	—	—	—	(29,284)
Investor Shares	—	—	—	(69,273)
Class R6 Shares	—	—	—	(209,707)
Class R Shares	—	—	—	(23,155)
Class P Shares	—	—	—	(7,150,556)

Total distributions to shareholders	(19,561,702)	(51,130,535)	(45,741,220)	(101,544,548)

From share transactions:

Proceeds from sales of shares	153,179,947	378,031,510	198,039,172	539,521,780
Reinvestment of distributions	18,352,704	48,583,740	44,987,069	98,948,592
Cost of shares redeemed	(440,261,573)	(565,991,271)	(425,539,845)	(686,271,740)

Net decrease in net assets resulting from share transactions	(268,728,922)	(139,376,021)	(182,513,604)	(47,801,368)

TOTAL DECREASE	(450,290,973)	(272,778,628)	(436,303,932)	(178,082,459)

Net assets:

Beginning of period	1,022,584,336	1,295,362,964	1,895,835,904	2,073,918,363

End of period	$572,293,363	$1,022,584,336	$1,459,531,972	$1,895,835,904

116                The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

  Statements of Changes in Net Assets (continued)

	High Yield Floating Rate Fund		Investment Grade Credit Fund

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022

From operations:

Net investment income	$ 110,236,881	$ 103,592,264	$ 9,822,276	$ 14,135,384
Net realized gain (loss)	(44,973,987)	11,732,842	(28,013,415)	7,188,159
Net change in unrealized loss	(242,689,314)	(73,995,547)	(68,845,383)	(50,581,717)

Net increase (decrease) in net assets resulting from operations	(177,426,420)	41,329,559	(87,036,522)	(29,258,174)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(93,899)	(125,229)	(116,596)	(410,680)
Class C Shares	(23,952)	(20,302)	—	—
Institutional Shares	(2,794,091)	(3,187,831)	(1,051,080)	(4,531,788)
Separate Account Institutional Shares	—	—	(1,885,240)	(6,705,271)
Investor Shares	(134,348)	(186,916)	(99,556)	(192,946)
Class R6 Shares	(5,705,386)	(6,796,879)	(5,356,054)	(7,116,322)
Class R Shares	(1,460)	(666)	—	—
Class P Shares	(101,343,901)	(95,261,664)	(2,639,912)	(7,498,651)
Return of capital:
Class A Shares	—	—	—	(58,996)
Institutional Shares	—	—	—	(740,975)
Separate Account Institutional Shares	—	—	—	(1,062,860)
Investor Shares	—	—	—	(30,147)
Class R6 Shares	—	—	—	(907,560)
Class P Shares	—	—	—	(1,187,427)

Total distributions to shareholders	(110,097,037)	(105,579,487)	(11,148,438)	(30,443,623)

From share transactions:

Proceeds from sales of shares	945,574,061	3,376,725,282	35,879,856	476,473,452
Reinvestment of distributions	110,074,254	105,557,577	11,055,314	30,177,326
Cost of shares redeemed	(1,981,286,193)	(635,682,861)	(74,692,639)	(220,239,227)

Net increase (decrease) in net assets resulting from share transactions	(925,637,878)	2,846,599,998	(27,757,469)	286,411,551

TOTAL INCREASE (DECREASE)	(1,213,161,335)	2,782,350,070	(125,942,429)	226,709,754

Net assets:

Beginning of period	4,691,070,934	1,908,720,864	699,243,357	472,533,603

End of period	$ 3,477,909,599	$4,691,070,934	$ 573,300,928	$ 699,243,357

The accompanying notes are an integral part of these financial statements.                117

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

  Statements of Changes in Net Assets (continued)

	Local Emerging Markets Debt Fund		U.S. Mortgages Fund

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Fiscal Year Ended March 31, 2022

From operations:

Net investment income	$ 1,243,313	$ 2,597,585	$ 2,237,988	$ 606,643
Net realized loss	(2,854,413)	(2,811,525)	(9,484,093)	(810,978)
Net change in unrealized loss	(5,546,298)	(3,130,535)	(17,289,896)	(15,688,501)

Net decrease in net assets resulting from operations	(7,157,398)	(3,344,475)	(24,536,001)	(15,892,836)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(82,502)	(166,179)	(301,340)	(319,782)
Class C Shares	(35,298)	(58,135)	—	—
Institutional Shares	(205,154)	(458,752)	(774,111)	(1,270,915)
Separate Account Institutional Shares	—	—	(1,316,163)	(1,769,329)
Investor Shares	(203,028)	(176,552)	(325,845)	(552,267)
Class R6 Shares	(187,598)	(895,067)	(237,385)	(155,602)
Class P Shares	(472,751)	(1,027,268)	(54,362)	(99,368)
Return of capital:
Class A Shares	—	—	—	(23,740)
Institutional Shares	—	—	—	(94,353)
Separate Account Institutional Shares	—	—	—	(131,355)
Investor Shares	—	—	—	(41,000)
Class R6 Shares	—	—	—	(11,552)
Class P Shares	—	—	—	(7,377)

Total distributions to shareholders	(1,186,331)	(2,781,953)	(3,009,206)	(4,476,640)

From share transactions:

Proceeds from sales of shares	25,604,617	20,697,708	25,606,437	113,342,752
Reinvestment of distributions	1,158,125	2,727,436	2,779,846	4,229,435
Cost of shares redeemed	(13,145,049)	(42,874,205)	(52,313,936)	(187,165,191)

Net increase (decrease) in net assets resulting from share transactions	13,617,693	(19,449,061)	(23,927,653)	(69,593,004)

TOTAL INCREASE (DECREASE)	5,273,964	(25,575,489)	(51,472,860)	(89,962,480)

Net assets:

Beginning of period	51,370,417	76,945,906	266,498,906	356,461,386

End of period	$ 56,644,381	$ 51,370,417	$215,026,046	$ 266,498,906

118                The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.65		$11.98	$10.36	$12.20	$12.67	$12.73

Net investment income (a)	0.21		0.44	0.43	0.51	0.58	0.56

Net realized and unrealized gain (loss)	(2.09)		(1.32)	1.61	(1.85)	(0.51)	(0.08)

Total from investment operations	(1.88)		(0.88)	2.04	(1.34)	0.07	0.48

Distributions to shareholders from net investment income	(0.22)		(0.45)	(0.42)	(0.26)	(0.50)	(0.54)

Distributions to shareholders from return of capital	—		—	—	(0.24)	(0.04)	—

Total distributions	(0.22)		(0.45)	(0.42)	(0.50)	(0.54)	(0.54)

Net asset value, end of period	$8.55		$10.65	$11.98	$10.36	$12.20	$12.67

Total return(b)	(17.81)%		(7.64)%	19.75%	(11.48)%	0.77%	3.75%

Net assets, end of period (in 000s)	$22,811		$29,940	$43,340	$46,179	$61,408	$105,098

Ratio of net expenses to average net assets	1.15	%(c)	1.16%	1.17%	1.19%	1.20%	1.20%

Ratio of total expenses to average net assets	1.28	%(c)	1.22%	1.25%	1.26%	1.24%	1.23%

Ratio of net investment income to average net assets	4.45	%(c)	3.62%	3.60%	4.17%	4.84%	4.32%

Portfolio turnover rate(d)	11%		32%	79%	87%	80%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                119

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class C Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.64		$11.97	$10.35	$12.19	$12.67	$12.72

Net investment income(a)	0.18		0.35	0.34	0.42	0.48	0.46

Net realized and unrealized gain (loss)	(2.10)		(1.32)	1.61	(1.85)	(0.51)	(0.07)

Total from investment operations	(1.92)		(0.97)	1.95	(1.43)	(0.03)	0.39

Distributions to shareholders from net investment income	(0.18)		(0.36)	(0.33)	(0.22)	(0.41)	(0.44)

Distributions to shareholders from return of capital	—		—	—	(0.19)	(0.04)	—

Total distributions	(0.18)		(0.36)	(0.33)	(0.41)	(0.45)	(0.44)

Net asset value, end of period	$8.54		$10.64	$11.97	$10.35	$12.19	$12.67

Total return(b)	(18.14)%		(8.34)%	18.76%	(12.07)%	(0.06)%	3.07%

Net assets, end of period (in 000s)	$5,248		$8,088	$10,192	$13,742	$21,871	$34,848

Ratio of net expenses to average net assets	1.90	%(c)	1.91%	1.92%	1.94%	1.95%	1.95%

Ratio of total expenses to average net assets	2.03	%(c)	1.97%	2.00%	2.01%	1.99%	1.98%

Ratio of net investment income to average net assets	3.69	%(c)	2.88%	2.86%	3.42%	4.08%	3.60%

Portfolio turnover rate(d)	11%		32%	79%	87%	80%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

120                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.66		$11.99	$10.37	$12.21	$12.69	$12.74

Net investment income(a)	0.23		0.47	0.47	0.55	0.62	0.60

Net realized and unrealized gain (loss)	(2.09)		(1.31)	1.61	(1.85)	(0.52)	(0.07)

Total from investment operations	(1.86)		(0.84)	2.08	(1.30)	0.10	0.53

Distributions to shareholders from net investment income	(0.24)		(0.49)	(0.46)	(0.29)	(0.53)	(0.58)

Distributions to shareholders from return of capital	—		—	—	(0.25)	(0.05)	—

Total distributions	(0.24)		(0.49)	(0.46)	(0.54)	(0.58)	(0.58)

Net asset value, end of period	$8.56		$10.66	$11.99	$10.37	$12.21	$12.69

Total return(b)	(17.67)%		(7.35)%	19.99%	(11.10)%	1.04%	4.18%

Net assets, end of period (in 000s)	$402,996		$726,607	$916,157	$825,481	$1,087,407	$1,984,662

Ratio of net expenses to average net assets	0.86	%(c)	0.86%	0.86%	0.87%	0.86%	0.86%

Ratio of total expenses to average net assets	0.95	%(c)	0.89%	0.92%	0.92%	0.90%	0.89%

Ratio of net investment income to average net assets	4.73	%(c)	3.94%	3.92%	4.48%	5.18%	4.65%

Portfolio turnover rate(d)	11%		32%	79%	87%	80%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                121

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.67		$12.00	$10.38	$12.21	$12.69	$12.74

Net investment income(a)	0.23		0.47	0.46	0.54	0.61	0.58

Net realized and unrealized gain (loss)	(2.11)		(1.32)	1.61	(1.83)	(0.52)	(0.06)

Total from investment operations	(1.88)		(0.85)	2.07	(1.29)	0.09	0.52

Distributions to shareholders from net investment income	(0.23)		(0.48)	(0.45)	(0.29)	(0.52)	(0.57)

Distributions to shareholders from return of capital	—		—	—	(0.25)	(0.05)	—

Total distributions	(0.23)		(0.48)	(0.45)	(0.54)	(0.57)	(0.57)

Net asset value, end of period	$8.56		$10.67	$12.00	$10.38	$12.21	$12.69

Total return(b)	(17.68)%		(7.47)%	20.02%	(11.16)%	0.95%	4.09%

Net assets, end of period (in 000s)	$26,563		$38,862	$75,617	$70,616	$103,473	$175,664

Ratio of net expenses to average net assets	0.90	%(c)	0.91%	0.92%	0.94%	0.95%	0.95%

Ratio of total expenses to average net assets	1.03	%(c)	0.97%	1.00%	1.01%	0.99%	0.98%

Ratio of net investment income to average net assets	4.69	%(c)	3.86%	3.85%	4.42%	5.09%	4.51%

Portfolio turnover rate(d)	11%		32%	79%	87%	80%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

122                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$10.66		$11.99	$10.37	$12.21	$12.69	$12.74

Net investment income(a)	0.23		0.47	0.47	0.55	0.60	0.60

Net realized and unrealized gain (loss)	(2.09)		(1.31)	1.61	(1.85)	(0.50)	(0.07)

Total from investment operations	(1.86)		(0.84)	2.08	(1.30)	0.10	0.53

Distributions to shareholders from net investment income	(0.24)		(0.49)	(0.46)	(0.28)	(0.53)	(0.58)

Distributions to shareholders from return of capital	—		—	—	(0.26)	(0.05)	—

Total distributions	(0.24)		(0.49)	(0.46)	(0.54)	(0.58)	(0.58)

Net asset value, end of period	$8.56		$10.66	$11.99	$10.37	$12.21	$12.69

Total return(b)	(17.66)%		(7.34)%	20.12%	(11.17)%	1.05%	4.20%

Net assets, end of period (in 000s)	$86,225		$183,368	$214,558	$184,389	$332,270	$294,599

Ratio of net expenses to average net assets	0.86	%(c)	0.85%	0.85%	0.86%	0.85%	0.84%

Ratio of total expenses to average net assets	0.94	%(c)	0.88%	0.91%	0.91%	0.90%	0.89%

Ratio of net investment income to average net assets	4.73	%(c)	3.94%	3.92%	4.50%	5.10%	4.67%

Portfolio turnover rate(d)	11%		32%	79%	87%	80%	70%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                123

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,			Period Ended
	(Unaudited)		2022	2021	2020	March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$10.65		$11.99	$10.37	$12.20	$ 12.59

Net investment income(b)	0.23		0.47	0.48	0.55	0.55

Net realized and unrealized gain (loss)	(2.09)		(1.32)	1.60	(1.84)	(0.40)

Total from investment operations	(1.86)		(0.85)	2.08	(1.29)	0.15

Distributions to shareholders from net investment income	(0.24)		(0.49)	(0.46)	(0.29)	(0.50)

Distributions to shareholders from return of capital	—		—	—	(0.25)	(0.04)

Total distributions	(0.24)		(0.49)	(0.46)	(0.54)	(0.54)

Net asset value, end of period	$8.55		$10.65	$11.99	$10.37	$ 12.20

Total return(c)	(17.68)%		(7.43)%	20.12%	(11.10)%	1.46%

Net assets, end of period (in 000s)	$28,450		$35,720	$35,499	$14,207	$ 14,908

Ratio of net expenses to average net assets	0.85	%(d)	0.85%	0.85%	0.86%	0.85%(d)

Ratio of total expenses to average net assets	0.94	%(d)	0.88%	0.90%	0.91%	0.91%(d)

Ratio of net investment income to average net assets	4.75	%(d)	3.97%	3.96%	4.49%	5.00%(d)

Portfolio turnover rate(e)	11%		32%	79%	87%	80%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

124                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$6.00		$6.39	$5.47	$6.32	$6.34	$6.57

Net investment income (a)	0.13		0.26	0.31	0.33	0.33	0.33

Net realized and unrealized gain (loss)	(0.83)		(0.36)	0.93	(0.83)	(0.01)	(0.24)

Total from investment operations	(0.70)		(0.10)	1.24	(0.50)	0.32	0.09

Distributions to shareholders from net investment income	(0.15)		(0.26)	(0.32)	(0.35)	(0.34)	(0.32)

Distributions to shareholders from return of capital	—		(0.03)	—	— (b)	—	—

Total distributions	(0.15)		(0.29)	(0.32)	(0.35)	(0.34)	(0.32)

Net asset value, end of period	$5.15		$6.00	$6.39	$5.47	$6.32	$6.34

Total return(c)	(11.81)%		(1.77)%	23.07%	(8.50)%	5.20%	1.37%

Net assets, end of period (in 000s)	$92,136		$111,249	$126,459	$120,003	$163,355	$179,807

Ratio of net expenses to average net assets	0.99	%(d)	1.00%	1.03%	1.03%	1.04%	1.05%

Ratio of total expenses to average net assets	1.11	%(d)	1.10%	1.11%	1.11%	1.11%	1.08%

Ratio of net investment income to average net assets	4.81	%(d)	4.15%	5.04%	5.26%	5.31%	5.00%

Portfolio turnover rate(e)	17%		56%	71%	80%	59%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                125

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class C Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$6.01		$6.40	$5.47	$6.32	$6.34	$6.57

Net investment income(a)	0.11		0.22	0.26	0.29	0.29	0.28

Net realized and unrealized gain (loss)	(0.83)		(0.37)	0.95	(0.84)	(0.02)	(0.23)

Total from investment operations	(0.72)		(0.15)	1.21	(0.55)	0.27	0.05

Distributions to shareholders from net investment income	(0.13)		(0.22)	(0.28)	(0.30)	(0.29)	(0.28)

Distributions to shareholders from return of capital	—		(0.02)	—	— (b)	—	—

Total distributions	(0.13)		(0.24)	(0.28)	(0.30)	(0.29)	(0.28)

Net asset value, end of period	$5.16		$6.01	$6.40	$5.47	$6.32	$6.34

Total return(c)	(12.12)%		(2.50)%	22.12%	(9.02)%	4.41%	0.64%

Net assets, end of period (in 000s)	$3,981		$5,607	$6,448	$9,942	$15,532	$33,221

Ratio of net expenses to average net assets	1.74	%(d)	1.75%	1.78%	1.78%	1.79%	1.80%

Ratio of total expenses to average net assets	1.86	%(d)	1.85%	1.86%	1.86%	1.85%	1.83%

Ratio of net investment income to average net assets	4.04	%(d)	3.40%	4.27%	4.52%	4.53%	4.26%

Portfolio turnover rate(e)	17%		56%	71%	80%	59%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

126                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$6.02		$6.41	$5.48	$6.33	$6.35	$6.58

Net investment income(a)	0.14		0.28	0.33	0.35	0.35	0.35

Net realized and unrealized gain (loss)	(0.84)		(0.36)	0.94	(0.83)	(0.01)	(0.23)

Total from investment operations	(0.70)		(0.08)	1.27	(0.48)	0.34	0.12

Distributions to shareholders from net investment income	(0.16)		(0.28)	(0.34)	(0.37)	(0.36)	(0.35)

Distributions to shareholders from return of capital	—		(0.03)	—	— (b)	—	—

Total distributions	(0.16)		(0.31)	(0.34)	(0.37)	(0.36)	(0.35)

Net asset value, end of period	$5.16		$6.02	$6.41	$5.48	$6.33	$6.35

Total return(c)	(11.81)%		(1.48)%	23.34%	(8.05)%	5.50%	1.72%

Net assets, end of period (in 000s)	$198,246		$263,256	$295,209	$250,926	$338,503	$2,488,697

Ratio of net expenses to average net assets	0.71	%(d)	0.72%	0.75%	0.75%	0.75%	0.73%

Ratio of total expenses to average net assets	0.78	%(d)	0.77%	0.78%	0.77%	0.75%	0.74%

Ratio of net investment income to average net assets	5.08	%(d)	4.43%	5.29%	5.55%	5.52%	5.32%

Portfolio turnover rate(e)	17%		56%	71%	80%	59%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                127

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Service Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$6.00		$6.39	$5.46	$6.31	$6.33	$6.56

Net investment income(a)	0.13		0.25	0.30	0.32	0.32	0.31

Net realized and unrealized gain (loss)	(0.84)		(0.37)	0.94	(0.84)	(0.02)	(0.23)

Total from investment operations	(0.71)		(0.12)	1.24	(0.52)	0.30	0.08

Distributions to shareholders from net investment income	(0.14)		(0.24)	(0.31)	(0.33)	(0.32)	(0.31)

Distributions to shareholders from return of capital	—		(0.03)	—	— (b)	—	—

Total distributions	(0.14)		(0.27)	(0.31)	(0.33)	(0.32)	(0.31)

Net asset value, end of period	$5.15		$6.00	$6.39	$5.46	$6.31	$6.33

Total return(c)	(11.91)%		(1.99)%	22.80%	(8.56)%	4.97%	1.20%

Net assets, end of period (in 000s)	$4,436		$6,867	$8,331	$5,563	$10,858	$11,172

Ratio of net expenses to average net assets	1.21	%(d)	1.22%	1.25%	1.25%	1.25%	1.23%

Ratio of total expenses to average net assets	1.28	%(d)	1.27%	1.28%	1.27%	1.27%	1.24%

Ratio of net investment income to average net assets	4.56	%(d)	3.94%	4.80%	5.05%	5.10%	4.81%

Portfolio turnover rate(e)	17%		56%	71%	80%	59%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

128                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$6.02		$6.40	$5.48	$6.33	$6.35	$6.58

Net investment income(a)	0.14		0.28	0.33	0.35	0.35	0.34

Net realized and unrealized gain (loss)	(0.84)		(0.36)	0.93	(0.83)	(0.02)	(0.23)

Total from investment operations	(0.70)		(0.08)	1.26	(0.48)	0.33	0.11

Distributions to shareholders from net investment income	(0.16)		(0.27)	(0.34)	(0.37)	(0.35)	(0.34)

Distributions to shareholders from return of capital	—		(0.03)	—	— (b)	—	—

Total distributions	(0.16)		(0.30)	(0.34)	(0.37)	(0.35)	(0.34)

Net asset value, end of period	$5.16		$6.02	$6.40	$5.48	$6.33	$6.35

Total return(c)	(11.67)%		(1.52)%	23.34%	(8.25)%	5.46%	1.65%

Net assets, end of period (in 000s)	$13,578		$16,174	$14,217	$13,268	$18,830	$25,259

Ratio of net expenses to average net assets	0.74	%(d)	0.75%	0.78%	0.78%	0.79%	0.80%

Ratio of total expenses to average net assets	0.86	%(d)	0.85%	0.86%	0.86%	0.86%	0.83%

Ratio of net investment income to average net assets	5.06	%(d)	4.40%	5.29%	5.52%	5.56%	5.25%

Portfolio turnover rate(e)	17%		56%	71%	80%	59%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                129

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$6.03		$6.42	$5.49	$6.34	$6.36	$6.59

Net investment income(a)	0.14		0.28	0.33	0.35	0.35	0.35

Net realized and unrealized gain (loss)	(0.84)		(0.36)	0.94	(0.83)	(0.01)	(0.23)

Total from investment operations	(0.70)		(0.08)	1.27	(0.48)	0.34	0.12

Distributions to shareholders from net investment income	(0.16)		(0.28)	(0.34)	(0.37)	(0.36)	(0.35)

Distributions to shareholders from return of capital	—		(0.03)	—	— (b)	—	—

Total distributions	(0.16)		(0.31)	(0.34)	(0.37)	(0.36)	(0.35)

Net asset value, end of period	$5.17		$6.03	$6.42	$5.49	$6.34	$6.36

Total return(c)	(11.78)%		(1.46)%	23.32%	(8.02)%	5.51%	1.74%

Net assets, end of period (in 000s)	$22,872		$70,219	$41,825	$49,791	$81,751	$244,099

Ratio of net expenses to average net assets	0.70	%(d)	0.71%	0.74%	0.74%	0.74%	0.71%

Ratio of total expenses to average net assets	0.77	%(d)	0.76%	0.77%	0.76%	0.75%	0.71%

Ratio of net investment income to average net assets	5.00	%(d)	4.45%	5.31%	5.55%	5.58%	5.33%

Portfolio turnover rate(e)	17%		56%	71%	80%	59%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

130                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class R Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$6.00		$6.38	$5.47	$6.31	$6.33	$6.56

Net investment income(a)	0.13		0.25	0.30	0.32	0.32	0.31

Net realized and unrealized gain (loss)	(0.84)		(0.36)	0.92	(0.83)	(0.02)	(0.23)

Total from investment operations	(0.71)		(0.11)	1.22	(0.51)	0.30	0.08

Distributions to shareholders from net investment income	(0.14)		(0.24)	(0.31)	(0.33)	(0.32)	(0.31)

Distributions to shareholders from return of capital	—		(0.03)	—	— (b)	—	—

Total distributions	(0.14)		(0.27)	(0.31)	(0.33)	(0.32)	(0.31)

Net asset value, end of period	$5.15		$6.00	$6.38	$5.47	$6.31	$6.33

Total return(c)	(11.92)%		(1.87)%	22.57%	(8.58)%	4.93%	1.13%

Net assets, end of period (in 000s)	$4,116		$4,551	$6,089	$9,899	$12,560	$14,068

Ratio of net expenses to average net assets	1.24	%(d)	1.25%	1.28%	1.28%	1.29%	1.30%

Ratio of total expenses to average net assets	1.36	%(d)	1.35%	1.36%	1.36%	1.36%	1.33%

Ratio of net investment income to average net assets	4.56	%(d)	3.90%	4.84%	5.01%	5.06%	4.74%

Portfolio turnover rate(e)	17%		56%	71%	80%	59%	69%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                131

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,			Period Ended
	(Unaudited)		2022	2021	2020	March 31, 2019

Per Share Data

Net asset value, beginning of period	$6.02		$6.41	$5.48	$6.33	$6.42

Net investment income(a)	0.14		0.28	0.33	0.35	0.33

Net realized and unrealized gain (loss)	(0.83)		(0.36)	0.94	(0.83)	(0.08)

Total from investment operations	(0.69)		(0.08)	1.27	(0.48)	0.25

Distributions to shareholders from net investment income	(0.16)		(0.28)	(0.34)	(0.37)	(0.34)

Distributions to shareholders from return of capital	—		(0.03)	—	— (b)	—

Total distributions	(0.16)		(0.31)	(0.34)	(0.37)	(0.34)

Net asset value, end of period	$5.17		$6.02	$6.41	$5.48	$6.33

Total return(c)	(11.80)%		(1.47)%	23.35%	(8.04)%	4.00%

Net assets, end of period (in 000s)	$1,120,167		$1,417,912	$1,575,340	$1,331,465	$1,604,685

Ratio of net expenses to average net assets	0.70	%(d)	0.71%	0.74%	0.74%	0.74%(d)

Ratio of total expenses to average net assets	0.77	%(d)	0.76%	0.77%	0.76%	0.77%(d)

Ratio of net investment income to average net assets	5.10	%(d)	4.44%	5.31%	5.55%	5.67%(d)

Portfolio turnover rate(e)	17%		56%	71%	80%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

132                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.23		$9.36	$7.89	$9.36	$9.65	$ 9.72

Net investment income (a)	0.21		0.29	0.32	0.45	0.44	0.37

Net realized and unrealized gain (loss)	(0.59)		(0.13)	1.48	(1.47)	(0.29)	(0.07)

Total from investment operations	(0.38)		0.16	1.80	(1.02)	0.15	0.30

Distributions to shareholders from net investment income	(0.21)		(0.29)	(0.33)	(0.45)	(0.44)	(0.37)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.00)(b)

Total distributions	(0.21)		(0.29)	(0.33)	(0.45)	(0.44)	(0.37)

Net asset value, end of period	$8.64		$9.23	$9.36	$7.89	$9.36	$ 9.65

Total return(c)	(4.15)%		1.83%	22.96%	(11.44)%	1.57%	3.00%

Net assets, end of period (in 000s)	$3,756		$3,623	$3,583	$2,788	$3,802	$ 4,259

Ratio of net expenses to average net assets	0.99	%(d)	0.96%	1.06%	1.04%	0.97%	0.94%

Ratio of total expenses to average net assets	1.00	%(d)	0.98%	1.11%	1.04%	0.97%	0.96%

Ratio of net investment income to average net assets	4.66	%(d)	3.05%	3.62%	4.86%	4.57%	3.83%

Portfolio turnover rate(e)	15%		26%	53%	39%	69%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                133

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class C Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.23		$9.36	$7.89	$9.36	$9.65	$9.72

Net investment income(a)	0.17		0.22	0.26	0.38	0.36	0.30

Net realized and unrealized gain (loss)	(0.58)		(0.13)	1.47	(1.47)	(0.28)	(0.08)

Total from investment operations	(0.41)		0.09	1.73	(1.09)	0.08	0.22

Distributions to shareholders from net investment income	(0.18)		(0.22)	(0.26)	(0.38)	(0.37)	(0.29)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.00)(b	)

Total distributions	(0.18)		(0.22)	(0.26)	(0.38)	(0.37)	(0.29)

Net asset value, end of period	$8.64		$9.23	$9.36	$7.89	$9.36	$9.65

Total return(c)	(4.51)%		0.96%	22.18%	(12.10)%	0.81%	2.23%

Net assets, end of period (in 000s)	$871		$1,178	$578	$673	$1,126	$2,443

Ratio of net expenses to average net assets	1.73	%(d)	1.71%	1.81%	1.79%	1.71%	1.69%

Ratio of total expenses to average net assets	1.74	%(d)	1.73%	1.87%	1.79%	1.72%	1.71%

Ratio of net investment income to average net assets	3.88	%(d)	2.31%	2.93%	4.12%	3.74%	3.06%

Portfolio turnover rate(e)	15%		26%	53%	39%	69%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

134                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.23		$9.36	$7.90	$9.36	$9.66	$9.73

Net investment income(a)	0.22		0.32	0.36	0.48	0.43	0.40

Net realized and unrealized gain (loss)	(0.59)		(0.13)	1.46	(1.45)	(0.26)	(0.07)

Total from investment operations	(0.37)		0.19	1.82	(0.97)	0.17	0.33

Distributions to shareholders from net investment income	(0.22)		(0.32)	(0.36)	(0.49)	(0.47)	(0.39)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.22)		(0.32)	(0.36)	(0.49)	(0.47)	(0.40)

Net asset value, end of period	$8.64		$9.23	$9.36	$7.90	$9.36	$9.66

Total return(b)	(4.10)%		2.06%	23.34%	(11.03)%	1.81%	3.45%

Net assets, end of period (in 000s)	$77,239		$71,792	$75,149	$79,977	$89,465	$3,906,449

Ratio of net expenses to average net assets	0.65	%(c)	0.63%	0.72%	0.70%	0.61%	0.60%

Ratio of total expenses to average net assets	0.66	%(c)	0.65%	0.76%	0.70%	0.62%	0.62%

Ratio of net investment income to average net assets	4.81	%(c)	3.38%	3.99%	5.16%	4.51%	4.16%

Portfolio turnover rate(d)	15%		26%	53%	39%	69%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                135

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.25		$9.38	$7.91	$9.38	$9.67	$9.73

Net investment income(a)	0.22		0.31	0.34	0.48	0.45	0.40

Net realized and unrealized gain (loss)	(0.59)		(0.13)	1.48	(1.47)	(0.28)	(0.07)

Total from investment operations	(0.37)		0.18	1.82	(0.99)	0.17	0.33

Distributions to shareholders from net investment income	(0.22)		(0.31)	(0.35)	(0.48)	(0.46)	(0.39)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.00)(	b)

Total distributions	(0.22)		(0.31)	(0.35)	(0.48)	(0.46)	(0.39)

Net asset value, end of period	$8.66		$9.25	$9.38	$7.91	$9.38	$9.67

Total return(c)	(4.02)%		1.98%	23.35%	(11.18)%	1.83%	3.36%

Net assets, end of period (in 000s)	$4,843		$6,293	$3,825	$705	$1,431	$5,599

Ratio of net expenses to average net assets	0.73	%(d)	0.71%	0.80%	0.78%	0.71%	0.69%

Ratio of total expenses to average net assets	0.74	%(d)	0.73%	0.84%	0.78%	0.72%	0.70%

Ratio of net investment income to average net assets	4.83	%(d)	3.30%	3.74%	5.14%	4.69%	4.07%

Portfolio turnover rate(e)	15%		26%	53%	39%	69%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

136                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,				Period Ended
	(Unaudited)		2022	2021	2020	2019	March 31, 2018(a)

Per Share Data

Net asset value, beginning of period	$9.24		$9.36	$7.90	$9.37	$9.67	$9.69

Net investment income(b)	0.21		0.32	0.33	0.49	0.45	0.13

Net realized and unrealized gain (loss)	(0.58)		(0.12)	1.49	(1.47)	(0.28)	(0.02)

Total from investment operations	(0.37)		0.20	1.82	(0.98)	0.17	0.11

Distributions to shareholders from net investment income	(0.22)		(0.32)	(0.36)	(0.49)	(0.47)	(0.13)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.00)(c)

Total distributions	(0.22)		(0.32)	(0.36)	(0.49)	(0.47)	(0.13)

Net asset value, end of period	$8.65		$9.24	$9.36	$7.90	$9.37	$9.67

Total return(d)	(3.98)%		2.18%	23.35%	(11.11)%	1.82%	1.17%

Net assets, end of period (in 000s)	$17,487		$355,784	$143,999	$24,486	$26,552	$210,985

Ratio of net expenses to average net assets	0.62	%(e)	0.62%	0.70%	0.69%	0.60%	0.58%(e)

Ratio of total expenses to average net assets	0.63	%(e)	0.64%	0.75%	0.69%	0.61%	0.59%(e)

Ratio of net investment income to average net assets	4.63	%(e)	3.41%	3.59%	5.20%	4.69%	4.12%(e)

Portfolio turnover rate(f)	15%		26%	53%	39%	69%	44%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                137

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class R Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.23		$9.35	$7.89	$9.36	$9.65	$9.73

Net investment income(a)	0.20		0.26	0.30	0.44	0.42	0.34

Net realized and unrealized gain (loss)	(0.59)		(0.11)	1.47	(1.48)	(0.30)	(0.08)

Total from investment operations	(0.39)		0.15	1.77	(1.04)	0.12	0.26

Distributions to shareholders from net investment income	(0.20)		(0.27)	(0.31)	(0.43)	(0.41)	(0.34)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.00)(b	)

Total distributions	(0.20)		(0.27)	(0.31)	(0.43)	(0.41)	(0.34)

Net asset value, end of period	$8.64		$9.23	$9.35	$7.89	$9.36	$9.65

Total return(c)	(4.38)%		1.58%	22.69%	(11.64)%	1.31%	2.74%

Net assets, end of period (in 000s)	$64		$68	$13	$11	$100	$79

Ratio of net expenses to average net assets	1.24	%(d)	1.18%	1.29%	1.27%	1.22%	1.19%

Ratio of total expenses to average net assets	1.25	%(d)	1.20%	1.34%	1.27%	1.23%	1.21%

Ratio of net investment income to average net assets	4.43	%(d)	2.79%	3.38%	4.75%	4.40%	3.54%

Portfolio turnover rate(e)	15%		26%	53%	39%	69%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

138                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,			Period Ended
	(Unaudited)		2022	2021	2020	March 31, 2019(a)(b)

Per Share Data

Net asset value, beginning of period	$9.25		$9.37	$7.91	$9.37	$9.69

Net investment income(c)	0.22		0.32	0.35	0.49	0.45

Net realized and unrealized gain (loss)	(0.60)		(0.12)	1.47	(1.46)	(0.33)

Total from investment operations	(0.38)		0.20	1.82	(0.97)	0.12

Distributions to shareholders from net investment income	(0.22)		(0.32)	(0.36)	(0.49)	(0.44)

Net asset value, end of period	$8.65		$9.25	$9.37	$7.91	$9.37

Total return(d)	(4.08)%		2.18%	23.49%	(11.11)%	1.32%

Net assets, end of period (in 000s)	$3,373,650		$4,252,333	$1,681,575	$1,132,605	$2,215,089

Ratio of net expenses to average net assets	0.65	%(e)	0.62%	0.71%	0.69%	0.62%(e)

Ratio of total expenses to average net assets	0.66	%(e)	0.64%	0.76%	0.69%	0.63%(e)

Ratio of net investment income to average net assets	5.00	%(e)	3.40%	3.94%	5.22%	5.04%(e)

Portfolio turnover rate(f)	15%		26%	53%	39%	69%

(a)	Commenced operations on April 20, 2018.
(b)	Commenced operations on .
(c)	Calculated based on the average shares outstanding methodology.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                139

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$8.76		$9.59	$8.96	$9.16	$9.01	$9.06

Net investment income (a)	0.11		0.20	0.24	0.27	0.28	0.26

Net realized and unrealized gain (loss)	(1.24)		(0.58)	0.77	(0.06)	0.16	(0.05)

Total from investment operations	(1.13)		(0.38)	1.01	0.21	0.44	0.21

Distributions to shareholders from net investment income	(0.13)		(0.17)	(0.25)	(0.29)	(0.29)	(0.26)

Distributions to shareholders from net realized gains	—		(0.22)	(0.13)	(0.12)	—	—

Distributions to shareholders from return of capital	—		(0.06)	—	—	—	—

Total distributions	(0.13)		(0.45)	(0.38)	(0.41)	(0.29)	(0.26)

Net asset value, end of period	$7.50		$8.76	$9.59	$8.96	$9.16	$9.01

Total return(b)	(12.89)%		(4.42)%	11.23%	1.98%	5.14%	2.34%

Net assets, end of period (in 000s)	$5,983		$8,652	$9,743	$9,832	$7,895	$10,198

Ratio of net expenses to average net assets	0.71	%(c)	0.71%	0.72%	0.72%	0.72%	0.72%

Ratio of total expenses to average net assets	0.78	%(c)	0.79%	0.79%	0.81%	0.84%	0.84%

Ratio of net investment income to average net assets	2.75	%(c)	2.04%	2.40%	2.86%	3.19%	2.85%

Portfolio turnover rate(d)	28%		31%	69%	76%	82%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

140                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$8.76		$9.59	$8.96	$9.17	$9.01	$9.06

Net investment income(a)	0.13		0.23	0.27	0.30	0.31	0.29

Net realized and unrealized gain (loss)	(1.25)		(0.58)	0.78	(0.07)	0.17	(0.04)

Total from investment operations	(1.12)		(0.35)	1.05	0.23	0.48	0.25

Distributions to shareholders from net investment income	(0.14)		(0.20)	(0.29)	(0.32)	(0.32)	(0.30)

Distributions to shareholders from net realized gains	—		(0.22)	(0.13)	(0.12)	—	—

Distributions to shareholders from return of capital	—		(0.06)	—	—	—	—

Total distributions	(0.14)		(0.48)	(0.42)	(0.44)	(0.32)	(0.30)

Net asset value, end of period	$7.50		$8.76	$9.59	$8.96	$9.17	$9.01

Total return(b)	(12.85)%		(4.00)%	11.47%	2.44%	5.50%	2.69%

Net assets, end of period (in 000s)	$53,428		$66,925	$123,553	$51,976	$40,548	$163,229

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.38%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.45	%(c)	0.46%	0.45%	0.47%	0.48%	0.48%

Ratio of net investment income to average net assets	3.08	%(c)	2.38%	2.69%	3.19%	3.49%	3.18%

Portfolio turnover rate(d)	28%		31%	69%	76%	82%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                141

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Separate Account Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$8.76		$9.60	$8.97	$9.17	$9.02	$9.07

Net investment income(a)	0.13		0.23	0.27	0.31	0.31	0.29

Net realized and unrealized gain (loss)	(1.24)		(0.59)	0.78	(0.07)	0.16	(0.04)

Total from investment options	(1.11)		(0.36)	1.05	0.24	0.47	0.25

Distributions to shareholders from net investment income	(0.14)		(0.20)	(0.29)	(0.32)	(0.32)	(0.30)

Distributions to shareholders from net realized gains	—		(0.22)	(0.13)	(0.12)	—	—

Distributions to shareholders from return of capital	—		(0.06)	—	—	—	—

Total distributions	(0.14)		(0.48)	0.42	(0.44)	(0.32)	(0.30)

Net asset value, end of period	$7.51		$8.76	$9.60	$8.97	$9.17	$9.02

Total Return(b)	(12.73)%		(4.09)%	11.60%	2.45%	5.39%	2.69%

Net assets, end of period (in 000s)	$96,608		$123,397	$177	$226,962	$228,692	$233,908

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.38%

Ratio of total expenses to average net assets	0.44	%(c)	0.45%	0.45%	0.46%	0.49%	0.48%

Ratio of net investment income to average net assets	3.09	%(c)	2.39%	2.75%	3.21%	3.55%	3.19%

Portfolio turnover rate(d)	28%		31%	69%	76%	82%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

142                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$8.76		$9.59	$8.96	$9.17	$9.02	$9.07

Net investment income(a)	0.12		0.22	0.26	0.30	0.31	0.28

Net realized and unrealized gain (loss)	(1.24)		(0.58)	0.78	(0.07)	0.15	(0.04)

Total from investment operations	(1.12)		(0.36)	1.04	0.23	0.46	0.24

Distributions to shareholders from net investment income	(0.14)		(0.19)	(0.28)	(0.32)	(0.31)	(0.29)

Distributions to shareholders from net realized gains	—		(0.22)	(0.13)	(0.12)	—	—

Distributions to shareholders from return of capital	—		(0.06)	—	—	—	—

Total distributions	(0.14)		(0.47)	(0.41)	(0.44)	(0.31)	(0.29)

Net asset value, end of period	$7.50		$8.76	$9.59	$8.96	$9.17	$9.02

Total return(b)	(12.88)%		(4.07)%	11.38%	2.35%	5.28%	2.60%

Net assets, end of period (in 000s)	$5,867		$3,815	$5,364	$4,628	$3,164	$4,600

Ratio of net expenses to average net assets	0.46	%(c)	0.46%	0.46%	0.47%	0.47%	0.47%

Ratio of total expenses to average net assets	0.53	%(c)	0.54%	0.54%	0.56%	0.58%	0.57%

Ratio of net investment income to average net assets	3.04	%(c)	2.30%	2.63%	3.10%	3.45%	3.10%

Portfolio turnover rate(d)	28%		31%	69%	76%	82%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                143

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$8.76		$9.59	$8.96	$9.17	$9.02	$9.07

Net investment income(a)	0.13		0.22	0.27	0.31	0.33	0.29

Net realized and unrealized gain (loss)	(1.24)		(0.57)	0.78	(0.08)	0.14	(0.04)

Total from investment operations	(1.11)		(0.35)	1.05	0.23	0.47	0.25

Distributions to shareholders from net investment income	(0.14)		(0.20)	(0.29)	(0.32)	(0.32)	(0.30)

Distributions to shareholders from net realized gains	—		(0.22)	(0.13)	(0.12)	—	—

Distributions to shareholders from return of capital	—		(0.06)	—	—	—	—

Total distributions	(0.14)		(0.48)	(0.42)	(0.44)	(0.32)	(0.30)

Net asset value, end of period	$7.51		$8.76	$9.59	$8.96	$9.17	$9.02

Total return(b)	(12.84)%		(3.99)%	11.48%	2.45%	5.39%	2.70%

Net assets, end of period (in 000s)	$284,100		$320,086	$1,228	$978	$675	$17

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.44	%(c)	0.45%	0.45%	0.46%	0.54%	0.46%

Ratio of net investment income to average net assets	3.10	%(c)	2.35%	2.74%	3.20%	3.63%	3.20%

Portfolio turnover rate(d)	28%		31%	69%	76%	82%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

144                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,			Period Ended
	(Unaudited)		2022	2021	2020	March 31, 2019

Per Share Data

Net asset value, beginning of period	$8.76		$9.59	$8.96	$9.16	$8.93

Net investment income(a)	0.13		0.23	0.27	0.31	0.30

Net realized and unrealized gain (loss)	(1.25)		(0.58)	0.78	(0.07)	0.23

Total from investment operations	(1.12)		(0.35)	1.05	0.24	0.53

Distributions to shareholders from net investment income	(0.14)		(0.20)	(0.29)	(0.32)	(0.30)

Distributions to shareholders from net realized gains	—		(0.22)	(0.13)	(0.12)	—

Distributions to shareholders from return of capital	—		(0.06)	—	—	—

Total distributions	(0.14)		(0.48)	(0.42)	(0.44)	(0.30)

Net asset value, end of period	$7.50		$8.76	$9.59	$8.96	$9.16

Total return(b)	(12.74)%		(4.10)%	11.61%	2.45%	6.12%

Net assets, end of period (in 000s)	$127,316		$176,368	$156,039	$189,611	$196,668

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%(c)

Ratio of total expenses to average net assets	0.44	%(c)	0.45%	0.45%	0.46%	0.51%(c)

Ratio of net investment income to average net assets	3.09	%(c)	2.38%	2.73%	3.22%	3.57%(c)

Portfolio turnover rate(d)	28%		31%	69%	76%	82%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                145

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$5.00		$5.56	$4.98	$5.76	$6.89	$6.38

Net investment income (a)	0.12		0.19	0.20	0.24	0.34	0.36

Net realized and unrealized gain (loss)	(0.72)		(0.55)	0.58	(0.79)	(1.17)	0.52

Total from investment operations	(0.60)		(0.36)	0.78	(0.55)	(0.83)	0.88

Distributions to shareholders from net investment income	(0.11)		(0.20)	—	— (b)	—	—

Distributions to shareholders from return of capital	—		—	(0.20)	(0.23)	(0.30)	(0.37)

Total distributions	(0.11)		(0.20)	(0.20)	(0.23)	(0.30)	(0.37)

Net asset value, end of period	$4.29		$5.00	$5.56	$4.98	$5.76	$6.89

Total return(c)	(12.29)%		(6.51)%	15.65%	(10.05)%	(12.08)%	13.93%

Net assets, end of period (in 000s)	$3,162		$3,842	$4,795	$4,808	$5,465	$8,880

Ratio of net expenses to average net assets	1.22	%(d)	1.21%	1.21%	1.23%	1.21%	1.22%

Ratio of total expenses to average net assets	2.47	%(d)	1.74%	1.84%	1.63%	1.53%	1.44%

Ratio of net investment income to average net assets	4.96	%(d)	3.44%	3.56%	4.13%	5.75%	5.47%

Portfolio turnover rate(e)	79%		123%	111%	84%	117%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

146                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class C Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$5.00		$5.55	$4.98	$5.75	$6.88	$6.38

Net investment income(a)	0.10		0.15	0.16	0.20	0.29	0.32

Net realized and unrealized gain (loss)	(0.73)		(0.54)	0.57	(0.78)	(1.17)	0.50

Total from investment operations	(0.63)		(0.39)	0.73	(0.58)	(0.88)	0.82

Distributions to shareholders from net investment income	(0.09)		(0.16)	—	— (b)	—	—

Distributions to shareholders from return of capital	—		—	(0.16)	(0.19)	(0.25)	(0.32)

Total distributions	(0.09)		(0.16)	(0.16)	(0.19)	(0.25)	(0.32)

Net asset value, end of period	$4.28		$5.00	$5.55	$4.98	$5.75	$6.88

Total return(c)	(12.65)%		(7.39)%	15.02%	(10.74)%	(12.76)%	13.10%

Net assets, end of period (in 000s)	$1,686		$1,879	$2,055	$2,526	$4,457	$7,115

Ratio of net expenses to average net assets	1.97	%(d)	1.96%	1.96%	1.98%	1.96%	1.96%

Ratio of total expenses to average net assets	3.22	%(d)	2.50%	2.58%	2.38%	2.27%	2.18%

Ratio of net investment income to average net assets	4.21	%(d)	2.69%	2.82%	3.44%	4.99%	4.77%

Portfolio turnover rate(e)	79%		123%	111%	84%	117%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                147

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$4.99		$5.54	$4.97	$5.74	$6.87	$6.37

Net investment income(a)	0.12		0.20	0.22	0.26	0.38	0.38

Net realized and unrealized gain (loss)	(0.72)		(0.53)	0.57	(0.78)	(1.20)	0.50

Total from investment operations	(0.60)		(0.33)	0.79	(0.52)	(0.82)	0.88

Distributions to shareholders from net investment income	(0.12)		(0.22)	—	— (b)	—	—

Distributions to shareholders from return of capital	—		—	(0.22)	(0.25)	(0.31)	(0.38)

Total distributions	(0.12)		(0.22)	(0.22)	(0.25)	(0.31)	(0.38)

Net asset value, end of period	$4.27		$4.99	$5.54	$4.97	$5.74	$6.87

Total return(c)	(12.22)%		(6.43)%	16.26%	(9.82)%	(11.86)%	14.29%

Net assets, end of period (in 000s)	$6,420		$11,750	$11,320	$16,667	$32,419	$245,127

Ratio of net expenses to average net assets	0.92	%(d)	0.92%	0.91%	0.93%	0.91%	0.92%

Ratio of total expenses to average net assets	2.10	%(d)	1.41%	1.51%	1.29%	1.10%	1.10%

Ratio of net investment income to average net assets	5.24	%(d)	3.72%	3.86%	4.48%	6.33%	5.80%

Portfolio turnover rate(e)	79%		123%	111%	84%	117%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

148                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$4.99		$5.55	$4.97	$5.74	$6.87	$6.37

Net investment income(a)	0.12		0.20	0.21	0.26	0.35	0.38

Net realized and unrealized gain (loss)	(0.71)		(0.55)	0.58	(0.79)	(1.17)	0.50

Total from investment operations	(0.59)		(0.35)	0.79	(0.53)	(0.82)	0.88

Distributions to shareholders from net investment income	(0.12)		(0.21)	—	— (b)	—	—

Distributions to shareholders from return of capital	—		—	(0.21)	(0.24)	(0.31)	(0.38)

Total distributions	(0.12)		(0.21)	(0.21)	(0.24)	(0.31)	(0.38)

Net asset value, end of period	$4.28		$4.99	$5.55	$4.97	$5.74	$6.87

Total return(c)	(12.21)%		(6.29)%	15.97%	(9.69)%	(11.91)%	14.24%

Net assets, end of period (in 000s)	$7,048		$8,364	$4,781	$5,557	$6,057	$10,263

Ratio of net expenses to average net assets	0.97	%(d)	0.96%	0.96%	0.98%	0.96%	0.97%

Ratio of total expenses to average net assets	2.21	%(d)	1.50%	1.60%	1.38%	1.25%	1.16%

Ratio of net investment income to average net assets	5.20	%(d)	3.70%	3.80%	4.35%	6.03%	5.78%

Portfolio turnover rate(e)	79%		123%	111%	84%	117%	112%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                149

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,				Period Ended
	(Unaudited)		2022	2021	2020	2019	March 31, 2018(a)

Per Share Data

Net asset value, beginning of period	$4.99		$5.55	$4.97	$5.74	$6.87	$6.48

Net investment income(b)	0.13		0.21	0.22	0.27	0.34	0.14

Net realized and unrealized gain (loss)	(0.73)		(0.55)	0.58	(0.79)	(1.16)	0.37

Total from investment operations	(0.60)		(0.34)	0.80	(0.52)	(0.82)	0.51

Distributions to shareholders from net investment income	(0.12)		(0.22)	—	— (c)	—	—

Distributions to shareholders from return of capital	—		—	(0.22)	(0.25)	(0.31)	(0.12)

Total distributions	(0.12)		(0.22)	(0.22)	(0.25)	(0.31)	(0.12)

Net asset value, end of period	$4.27		$4.99	$5.55	$4.97	$5.74	$6.87

Total return(d)	(12.21)%		(6.42)%	16.27%	(9.82)%	(11.86)%	7.88%

Net assets, end of period (in 000s)	$22,704		$4,672	$24,800	$30,325	$92,937	$56,354

Ratio of net expenses to average net assets	0.89	%(e)	0.90%	0.90%	0.91%	0.90%	0.90%(e)

Ratio of total expenses to average net assets	2.00	%(e)	1.36%	1.48%	1.28%	1.18%	0.87%(e)

Ratio of net investment income to average net assets	5.65	%(e)	3.72%	3.87%	4.60%	5.91%	6.04%(e)

Portfolio turnover rate(f)	79%		123%	111%	84%	117%	112%

(a)	Commenced operations on .
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

150                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,			Period Ended
	(Unaudited)		2022	2021	2020	March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$4.99		$5.55	$4.97	$5.74	$ 6.75

Net investment income(b)	0.12		0.21	0.22	0.26	0.31

Net realized and unrealized gain (loss)	(0.71)		(0.55)	0.58	(0.78)	(1.03)

Total from investment operations	(0.59)		(0.34)	0.80	(0.52)	(0.72)

Distributions to shareholders from net investment income	(0.12)		(0.22)	—	— (c)	—

Distributions to shareholders from return of capital	—		—	(0.22)	(0.25)	(0.29)

Total distributions	(0.12)		(0.22)	(0.22)	(0.25)	(0.29)

Net asset value, end of period	$4.28		$4.99	$5.55	$4.97	$ 5.74

Total return(d)	(12.01)%		(6.42)%	16.27%	(9.82)%	(10.66)%

Net assets, end of period (in 000s)	$15,625		$20,864	$29,194	$30,957	$52,263

Ratio of net expenses to average net assets	0.91	%(e)	0.91%	0.90%	0.92%	0.90%(e)

Ratio of total expenses to average net assets	2.13	%(e)	1.41%	1.50%	1.28%	1.24%(e)

Ratio of net investment income to average net assets	5.26	%(e)	3.73%	3.87%	4.48%	5.75%(e)

Portfolio turnover rate(f)	79%		123%	111%	84%	117%

(a)	Commenced operations on .
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                151

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class A Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.87		$10.56	$10.55	$10.29	$10.21	$10.45

Net investment income (loss)(a)	0.07		(0.01)	0.12	0.19	0.24	0.15

Net realized and unrealized gain (loss)	(1.05)		(0.57)	0.16	0.36	0.12	(0.16)

Total from investment operations	(0.98)		(0.58)	0.28	0.55	0.36	(0.01)

Distributions to shareholders from net investment income	(0.10)		(0.10)	(0.27)	(0.28)	(0.28)	(0.23)

Distributions to shareholders from return of capital	—		(0.01)	—	(0.01)	—	—(b	)

Total distributions	(0.10)		(0.11)	(0.27)	(0.29)	(0.28)	(0.23)

Net asset value, end of period	$8.79		$9.87	$10.56	$10.55	$10.29	$10.21

Total return(c)	(9.95)%		(5.48)%	2.54%	5.41%	3.60%	(0.10)%

Net assets, end of period (in 000s)	$21,716		$30,488	$38,327	$30,384	$31,394	$24,967

Ratio of net expenses to average net assets	0.78	%(d)	0.77%	0.78%	0.79%	0.78%	0.77%

Ratio of total expenses to average net assets	0.88	%(d)	0.84%	0.81%	0.85%	0.86%	0.87%

Ratio of net investment income (loss) to average net assets	1.54	%(d)	(0.08)%	1.08%	1.82%	2.37%	1.40%

Portfolio turnover rate(e)	712%		1,242%	1,027%	1,233%	963%	1,149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

152                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.89		$10.58	$10.58	$10.32	$10.23	$10.47

Net investment income(a)	0.09		0.02	0.16	0.21	0.27	0.19

Net realized and unrealized gain (loss)	(1.05)		(0.57)	0.14	0.38	0.14	(0.16)

Total from investment operations	(0.96)		(0.55)	0.30	0.59	0.41	0.03

Distributions to shareholders from net investment income	(0.12)		(0.13)	(0.30)	(0.32)	(0.32)	(0.27)

Distributions to shareholders from return of capital	—		(0.01)	—	(0.01)	—	—(b	)

Total distributions	(0.12)		(0.14)	(0.30)	(0.33)	(0.32)	(0.27)

Net asset value, end of period	$8.81		$9.89	$10.58	$10.58	$10.32	$10.23

Total return(c)	(9.77)%		(5.24)%	2.88%	5.75%	4.05%	0.24%

Net assets, end of period (in 000s)	$52,818		$66,445	$89,598	$52,878	$34,027	$80,298

Ratio of net expenses to average net assets	0.45	%(d)	0.44%	0.45%	0.45%	0.44%	0.43%

Ratio of total expenses to average net assets	0.55	%(d)	0.51%	0.48%	0.51%	0.51%	0.52%

Ratio of net investment income to average net assets	1.87	%(d)	0.16%	1.48%	1.98%	2.68%	1.78%

Portfolio turnover rate(e)	712%		1,242%	1,027%	1,233%	963%	1,149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                153

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Separate Account Institutional Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.87		$10.56	$10.55	$10.30	$10.21	$10.45

Net investment income(a)	0.09		0.03	0.15	0.22	0.28	0.18

Net realized and unrealized gain (loss)	(1.05)		(0.58)	0.17	0.36	0.13	(0.15)

Total from investment options	(0.96)		(0.55)	0.32	0.58	0.41	0.03

Distributions to shareholders from net investment income	(0.12)		(0.13)	(0.31)	(0.32)	(0.32)	(0.27)

Distributions to shareholders from net realized gains	—		—	—	—	—	—

Distributions to shareholders from return of capital	—		(0.01)	—	(0.01)	—	—(b)

Total distributions	(0.12)		(0.14)	(0.31)	(0.33)	(0.32)	(0.27)

Net asset value, end of period	$8.79		$9.87	$10.56	$10.55	$10.30	$10.21

Total Return(c)	(9.79)%		(5.25)%	2.99%	5.67%	4.07%	0.24%

Net assets, end of period (in 000s)	$94,923		$115,063	$150,887	$207,621	$215,647	$221,303

Ratio of net expenses to average net assets	0.44	%(d)	0.43%	0.44%	0.44%	0.44%	0.43%

Ratio of total expenses to average net assets	0.54	%(d)	0.50%	0.47%	0.49%	0.51%	0.52%

Ratio of net investment income to average net assets	1.90	%(d)	0.25%	1.44%	2.13%	2.77%	1.77%

Portfolio turnover rate(e)	712%		1,242%	1,027%	1,233%	963%	1,149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

154                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Investor Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.89		$10.58	$10.58	$10.32	$10.23	$10.47

Net investment income(a)	0.09		0.01	0.16	0.22	0.27	0.18

Net realized and unrealized gain (loss)	(1.05)		(0.57)	0.14	0.36	0.13	(0.16)

Total from investment operations	(0.96)		(0.56)	0.30	0.58	0.40	0.02

Distributions to shareholders from net investment income	(0.12)		(0.12)	(0.30)	(0.31)	(0.31)	(0.26)

Distributions to shareholders from return of capital	—		(0.01)	—	(0.01)	—	—(b	)

Total distributions	(0.12)		(0.13)	(0.30)	(0.32)	(0.31)	(0.26)

Net asset value, end of period	$8.81		$9.89	$10.58	$10.58	$10.32	$10.23

Total return(c)	(9.81)%		(5.32)%	2.79%	5.66%	3.96%	0.15%

Net assets, end of period (in 000s)	$23,982		$30,695	$57,023	$114,242	$152,715	$154,957

Ratio of net expenses to average net assets	0.53	%(d)	0.52%	0.53%	0.54%	0.54%	0.52%

Ratio of total expenses to average net assets	0.63	%(d)	0.59%	0.57%	0.59%	0.61%	0.61%

Ratio of net investment income to average net assets	1.80	%(d)	0.10%	1.47%	2.09%	2.67%	1.68%

Portfolio turnover rate(e)	712%		1,242%	1,027%	1,233%	963%	1,149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                155

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class R6 Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018

Per Share Data

Net asset value, beginning of period	$9.89		$10.58	$10.58	$10.32	$10.23	$10.48

Net investment income(a)	0.09		0.05	0.17	0.22	0.29	0.19

Net realized and unrealized gain (loss)	(1.05)		(0.60)	0.14	0.37	0.12	(0.17)

Total from investment operations	(0.96)		(0.55)	0.31	0.59	0.41	0.02

Distributions to shareholders from net investment income	(0.12)		(0.13)	(0.31)	(0.32)	(0.32)	(0.27)

Distributions to shareholders from return of capital	—		(0.01)	—	(0.01)	—	—(b)

Total distributions	(0.12)		(0.14)	(0.31)	(0.33)	(0.32)	(0.27)

Net asset value, end of period	$8.81		$9.89	$10.58	$10.58	$10.32	$10.23

Total return(c)	(9.77)%		(5.23)%	2.89%	5.77%	4.06%	0.16%

Net assets, end of period (in 000s)	$17,596		$19,337	$8,245	$20,349	$14,387	$5,104

Ratio of net expenses to average net assets	0.44	%(d)	0.43%	0.44%	0.44%	0.44%	0.42%

Ratio of total expenses to average net assets	0.54	%(d)	0.50%	0.49%	0.50%	0.52%	0.51%

Ratio of net investment income to average net assets	1.91	%(d)	0.47%	1.55%	2.11%	2.88%	1.80%

Portfolio turnover rate(e)	712%		1,242%	1,027%	1,233%	963%	1,149%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

156                    The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class P Shares
	Six Months Ended
	September 30, 2022		Year Ended March 31,			Period Ended
	(Unaudited)		2022	2021	2020	March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$9.89		$10.58	$10.58	$10.32	$10.16

Net investment income(b)	0.09		0.02	0.14	0.23	0.28

Net realized and unrealized gain (loss)	(1.06)		(0.57)	0.17	0.36	0.18

Total from investment operations	(0.97)		(0.55)	0.31	0.59	0.46

Distributions to shareholders from net investment income	(0.12)		(0.13)	(0.31)	(0.32)	(0.30)

Distributions to shareholders from return of capital	—		(0.01)	—	(0.01)	—

Total distributions	(0.12)		(0.14)	(0.31)	(0.33)	(0.30)

Net asset value, end of period	$8.80		$9.89	$10.58	$10.58	$10.32

Total return(c)	(9.87)%		(5.23)%	2.89%	5.77%	4.57%

Net assets, end of period (in 000s)	$3,991		$4,471	$12,382	$4,971	$8,575

Ratio of net expenses to average net assets	0.44	%(d)	0.43%	0.44%	0.44%	0.44%(d)

Ratio of total expenses to average net assets	0.54	%(d)	0.50%	0.46%	0.49%	0.52%(d)

Ratio of net investment income to average net assets	1.91	%(d)	0.17%	1.30%	2.17%	2.89%(d)

Portfolio turnover rate(e)	712%		1,242%	1,027%	1,233%	963%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.                157

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Emerging Markets Debt	A, C, Institutional, Investor, R6 and P	Diversified

High Yield	A, C, Institutional, Service, Investor, R6, R and P	Diversified

High Yield Floating Rate	A, C, Institutional, Investor, R6, R and P	Diversified

Investment Grade Credit and U.S. Mortgages	A, Institutional, Separate Account Institutional, Investor, R6 and P	Diversified

Local Emerging Markets Debt	A, C, Institutional, Investor, R6 and P	Non-diversified

Class A Shares of the Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds are sold with a front-end sales charge of up to 4.50%, 4.50%, 2.25%, 3.75%, 4.50% and 3.75%, respectively. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Separate Account Institutional, Investor, Class R, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities

158

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

(“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Emerging Markets Debt	Daily/Monthly	Annually

High Yield	Daily/Monthly	Annually

High Yield Floating Rate	Daily/Monthly	Annually

Investment Grade Credit	Daily/Monthly	Annually

Local Emerging Markets Debt	Daily/Monthly	Annually

U.S. Mortgages	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to

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measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield Floating Rate Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2022:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$362,039,741	$—
Corporate Obligations	—	138,805,794	—
Investment Company	38,190,370	—	—

Total	$38,190,370	$500,845,535	$—

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EMERGING MARKETS DEBT (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$12,192,636	$—

Interest Rate Swap Contracts(a)	—	3,995,769	—

Credit Default Swap Contracts(a)	—	21,060	—

Purchased Option Contracts	—	4,570,105	—

Total	$—	$20,779,570	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(10,695,305)	$—

Futures Contracts(a)	(4,290,734)	—	—

Interest Rate Swap Contracts(a)	—	(2,043,766)	—

Credit Default Swap Contracts(a)	—	(1,448,181)	—

Written Option Contracts	—	(4,684,484)	—

Total	$(4,290,734)	$(18,871,736)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,254,462,334	$—

Bank Loans	—	83,046,681	166,688

Securities Lending Reinvestment Vehicle	65,601,801	—	—

Exchange Traded Funds	15,343,856	—	—

Common Stock and/or Other Equity Investments

Europe	9,781,684	—	—

North America	2,054,654	919,632	—

Rights	—	197,983	—

Warrants	—	70,030	—

Investment Company	36,147,672	—	—

Short-term Investments	—	3,765,056	—

Total	$128,929,667	$1,342,461,716	$166,688

Liabilities

Fixed Income

Unfunded Loan Committment(a)	$—	$(5,397)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

HIGH YIELD (continued) Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,851,526	$—

Futures Contracts(a)	436,595	—	—

Credit Default Swap Contracts(a)	—	70,000	—

Purchased Option Contracts	—	839,326	—

Total	$436,595	$2,760,852	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(26,635)	$—

Futures Contracts(a)	(3,137,128)	—	—

Interest Rate Swap Contracts(a)	—	(19,258)	—

Credit Default Swap Contracts(a)	—	(1,509,088)	—

Written Option Contracts	—	(933,191)	—

Total	$(3,137,128)	$(2,488,172)	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$2,969,143,621	$86,026,574

Corporate Obligations	—	207,578,667	—

Asset-Backed Securities	—	32,527,448	—

Exchange Traded Funds	49,210,051	—	—

Securities Lending Reinvestment Vehicle	47,230,627	—	—

Common Stock and/or Other Equity Investments(b)

Europe	168,902	4,898,608	—

North America	793,777	1,614,022	1,627

Warrants	—	97,149	1,628

Short-term Investments	—	10,883,817	—

Total	$97,403,357	$3,226,743,332	$86,029,829

Liabilities

Fixed Income

Unfunded Loan Committments(a)	$—	$(162,013)	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$4,863,491	$—

Futures Contracts	7,481,532	—	—

Total	$7,481,532	$4,863,491	$—

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HIGH YIELD FLOATING RATE (continued) Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(257,848)	$—

Futures Contracts	(25,197)	—	—

Total	$(25,197)	$(257,848)	$—

	Bank Loans	Common Stock	Warrants

Beginning Balance as of April 1, 2022	$67,972,356	$8,137	$8,138

Realized gain (loss)	(821,135)	—	—

Net change in unrealized gain (loss) relating to instruments still held at reporting date	(9,072,625)	6,510	(6,510)

Purchases	1,895,000	—	—

Sales	(7,100,191)	—	—

Amortization	—	—	—

Transfers into Level 3	75,732,789	—	—

Transfers out of Level 3	(42,650,743)	—	—

Ending Balance as of September 30, 2022	$86,026,574	$1,627	$1,628

Transfers of the above instruments into or out of Level 3 can be attributable to changes in the availability of valid pricing sources or in the observability of significant inputs used to measure the fair value of those instruments.

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$501,998,721	$—

Sovereign Debt Obligations	—	16,400,120	—

Municipal Debt Obligations	—	4,153,576	—

Investment Company	21,050,778	—	—

Total	$21,050,778	$522,552,417	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$154,160	$—

Futures Contracts(a)	2,379,681	—	—

Interest Rate Swap Contracts(a)	—	178,044	—

Purchased Option Contracts	—	463,717	—

Total	$2,379,681	$795,921	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INVESTMENT GRADE CREDIT (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Futures Contracts(a)	$(6,436,666)	$—	$—

Interest Rate Swap Contracts(a)	—	(142,343)	—

Credit Default Swap Contracts(a)	—	(4,325,190)	—

Written Option Contracts	—	(494,118)	—

Total	$(6,436,666)	$(4,961,651)	$—

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$—	$45,281,770	$—

Structured Notes	—	1,370,998	—

Corporate Obligations	—	1,107,567	—

U.S. Treasury Obligations	106,481	—	—

Investment Company	3,371,691	—	—

Total	$3,478,172	$47,760,335	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,886,868	$—

Futures Contracts(a)	241,701	—	—

Interest Rate Swap Contracts(a)	—	475,254	—

Credit Default Swap Contracts(a)	—	278	—

Purchased Option Contracts	—	667,136	—

Total	$241,701	$3,029,536	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,265,198)	$—

Futures Contracts(a)	(160,465)	—	—

Interest Rate Swap Contracts(a)	—	(513,101)	—

Credit Default Swap Contracts(a)	—	(9,566)	—

Written Option Contracts	—	(676,657)	—

Total	$(160,465)	$(3,464,522)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$279,288,740	$—

Asset-Backed Securities	—	21,320,312	—

U.S. Treasury Obligations	18,160,733	—	—

Investment Company	2,700,598	—	—

Total	$20,861,331	$300,609,052	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(39,331,271)	$—

Derivative Type

Assets

Futures Contracts(a)	$547,524	$—	$—

Purchased Option Contracts	—	7	—

Total	$547,524	$7	$—

Liabilities

Futures Contracts(a)	$(2,633)	$—	$—

Interest Rate Swap Contracts(a)	—	(479)	—

Credit Default Swap Contracts(a)	—	(95,471)	—

Written Option Contracts	—	(5)	—

Total	$(2,633)	$(95,955)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2022. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

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September 30, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

EMERGING MARKETS DEBT

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts; Receivable for unrealized gain on swap contracts	$21,060	(a)	Variation margin on swap contracts; Payable for unrealized loss on swap contracts	$(1,448,181	)(a)(b)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	15,648,746		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(14,203,111)

Interest rate	Variation margin on swap contracts; Purchased options, at value	5,109,764	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(7,511,178	)(a)

Total		$20,779,570			$(23,162,470)

HIGH YIELD

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$70,000	(a)	Variation margin on swap contracts	$(1,509,088	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	1,851,526		Payable for unrealized loss on forward foreign currency exchange contracts	(26,635)

Interest rate	Variation margin on futures contracts	1,275,921	(a)	Variation margin on futures contracts	(4,089,577	)(a)

Total		$3,197,447			$(5,625,300)

HIGH YIELD FLOATING RATE

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$4,863,491		Payable for unrealized loss on forward foreign currency contracts	$(257,848)

Interest rate	Variation margin on futures contracts	7,481,532	(a)	Variation margin on futures contracts	(25,197	)(a)

Total		$12,345,023			$(283,045)

170

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

INVESTMENT GRADE CREDIT

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit		$—		Variation margin on swap contracts	$(4,325,190	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	154,160			—

Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	3,021,442	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	(7,073,127	)(a)

Total		$3,175,602			$(11,398,317)

LOCAL EMERGING MARKETS DEBT

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$278	(a)	Variation margin on swap contracts	$(9,566	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts: Purchased options, at value	2,554,004		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(2,941,855)

Interest rate	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts; Variation margin on futures contracts	716,955	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts; Variation margin on futures Contracts	(673,566	)(a)(b)

Total		$3,271,237			$(3,624,987)

U.S. MORTGAGES

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit		$—		Payable for unrealized loss on swap contracts	$(95,471	)(b)

Interest rate	Variation margin on futures contracts; Purchased options, at value	544,898	(a)	Variation margin on swap contracts; Written options, at value	(484	)(a)

Total		$544,898			$(95,955)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information section of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $313,031, 224,413 and 95,471 for the Emerging Markets Debt, Local Emerging Markets Debt and U.S. Mortgages Funds, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments,

                171

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

EMERGING MARKETS DEBT

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(2,471,936)	$(863,723)

Currency	Net realized gain (loss) from purchased options, written options and forward foreign currency contracts/Net change in unrealized gain (loss) on purchased options, written options and forward foreign currency contracts.	26,980,188	(7,024,957)

Interest rate	Net realized gain (loss) from futures contracts, written options and swap contracts /Net change in unrealized gain (loss) on futures contracts, Purchased options, written options and swap contracts	(7,028,615)	(5,364,351)

Total		$17,479,637	$(13,253,031)

HIGH YIELD

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(1,534,341)	$2,864,801

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	7,609,996	128,322

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts	(5,861,471)	1,534,738

Total		$214,184	$4,527,861

HIGH YIELD FLOATING RATE

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$532,396	$(158,362)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/ Net change in unrealized gain (loss) on forward foreign currency exchange contracts	13,411,578	1,507,343

Interest rate	Net realized gain (loss) from futures contracts /Net change in unrealized gain (loss) on futures contracts	17,238,019	840,277

Total		$31,181,993	$2,189,258

172

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

INVESTMENT GRADE CREDIT

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$698,616	$(4,397,517)

Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	611,825	14,247

Interest rate	Net realized gain (loss) from futures contracts, written options and swap contracts /Net change in unrealized gain (loss) on written futures contracts, written options and swap contracts	(12,882,466)	(2,445,361)

Total		$(11,572,025)	$(6,828,631)

LOCAL EMERGING MARKETS DEBT

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) on swap contracts/Net change in unrealized gain (loss) on swap contracts	$(3,155)	$(18,413)

Currency	Net realized gain (loss) on forward foreign currency exchange contracts, purchased option and written option contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased option and written option contracts.	89,236	(877)

Interest rate	Net realized gain (loss) on futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	4,912	(185,448)

Total		$90,993	$(204,738)

U.S. MORTGAGES

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$(240,506)	$(101,848)

Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased option and written option contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased option and written option contracts	(209,984)	590,501

Total		$(450,490)	$488,653

                173

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended September 30, 2022, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

	Futures	Forward	Swap	Purchased	Purchased	Written	Written
	contracts	contracts	Agreements	Options	Swaptions	Options	Swaptions

Emerging Markets Debt	1,387	$949,567,060	$449,539,546	378,255,418	$17,474,000	279,145,595	$34,948,000

High Yield	1,627	57,616,836	90,050,914	—	14,595,000	1,495,000	29,190,000

High Yield Floating Rate	2,161	126,286,624	26,250,900	—	—	—	—

Investment Grade Credit	1,492	5,163,261	451,197,003	—	44,596,000	580,000	89,192,000

Local Emerging Markets Debt	87	126,751,130	57,093,303	45,516,223	—	33,729,901	—

U.S. Mortgages	157	—	17,357,959	—	20,558,571	215,000	36,358,571

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swaptions, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the six months ended September 30, 2022.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2022:

      Emerging Markets Debt Fund

	Derivative Assets(1)				Derivative Liabilities(1)

			Forward			Forward			Net Derivative	Collateral
	Options		Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Swaps	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Barclays Bank PLC	$204,883	$—	$—	$204,883	$(313,031)	$—	$(109,933)	$(422,964)	$ (218,081)	$218,081	$—

BNP Paribas SA	154,747	—	—	154,747	—	—	(88,356)	(88,356)	66,391	—	66,391

BofA Securities LLC	470,631	—	—	470,631	—	—	(320,402)	(320,402)	150,229	—	150,229

Citibank NA	270,125	—	—	270,125	—	—	(414,341)	(414,341)	(144,216)	—	(144,216)

Credit Suisse International	43,029	—	—	43,029	—	—	(39,605)	(39,605)	3,424	—	3,424

Deutsche Bank AG (London)	950,352	5,457	—	955,809	—	—	(894,197)	(894,197)	61,612	—	61,612

HSBC Bank PLC	521,985	—	—	521,985	—	—	(682,124)	(682,124)	(160,139)	—	(160,139)

JPMorgan Securities, Inc.	588,904	—	12,192,636	12,781,540	—	(10,695,305)	(736,568)	(11,431,873)	1,349,667	—	1,349,667

MS & Co. Int. PLC	528,355	—	—	528,355	—	—	(910,781)	(910,781)	(382,426)	—	(382,426)

Standard Chartered Bank	429,163	—	—	429,163	—	—	(366,260)	(366,260)	62,903	—	62,903

UBS AG (London)	407,931	—	—	407,931	—	—	(121,917)	(121,917)	286,014	—	286,014

Total	$4,570,105	$5,457	$12,192,636	$16,768,198	$(313,031)	$(10,695,305)	$(4,684,484)	$(15,692,820)	$1,075,378	$218,081	$1,293,459

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

      Local Emerging Markets Debt Fund

	Derivative Assets(1)				Derivative Liabilities(1)

			Forward			Forward			Net Derivative	Collateral
	Options		Currency			Currency	Options		Asset	(Received)	Net
Counterparty	Purchased	Swaps	Contracts	Total	Swaps	Contracts	Written	Total	(Liabilities)	Pledged(1)	Amount(2)

Barclays Bank PLC	$39,417	$—	$12,716	$52,133	$—	$—	$(21,103)	$(21,103)	$ 31,030	$—	$31,030

BNP Paribas SA	30,058	—	—	30,058	—	—	(17,211)	(17,211)	12,847	—	12,847

BofA Securities LLC	90,441	—	—	90,441	(78,207)	—	(61,449)	(139,656)	(49,215)	—	(49,215)

Citibank NA	44,699	—	—	44,699	(119,698)	—	(71,370)	(191,068)	(146,369)	—	(146,369)

Credit Suisse International	8,145	—	—	8,145	—	—	(7,739)	(7,739)	406	—	406

Deutsche Bank AG (London)	46,047	—	—	46,047	—	—	(32,336)	(32,336)	13,711	—	13,711

HSBC Bank PLC	101,614	—	—	101,614	—	—	(131,806)	(131,806)	(30,192)	—	(30,192)

JPMorgan Securities, Inc.	43,776	—	1,874,152	1,917,928	(8,039)	(1,951,142)	(63,137)	(2,022,318)	(104,390)	104,390	—

MS & Co. Int. PLC	102,508	178	—	102,686	(18,469)	(314,056)	(176,817)	(509,342)	(406,656)	290,000	(116,656)

Standard Chartered Bank	83,080	—	—	83,080	—	—	(69,927)	(69,927)	13,153	—	13,153

UBS AG (London)	77,351	—	—	77,351	—	—	(23,762)	(23,762)	53,589	—	53,589

Total	$667,136	$178	$1,886,868	$2,554,182	$(224,413)	$(2,265,198)	$(676,657)	$(3,166,268)	$(612,086)	$394,390	$(217,696)

(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)

Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

                175

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended September 30, 2022, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
	First	Next	Next	Next	Over
Fund	$1 billion	$1 billion	$3 billion	$3 billion	$8 billion	Effective Rate

Emerging Markets Debt	0.80%	0.80%	0.72%	0.68%	0.67%	0.80%	0.79%

High Yield	0.70	0.70	0.63	0.60	0.59	0.70	0.67**

High Yield Floating Rate	0.60	0.54	0.51	0.50	0.49	0.54	0.53

Investment Grade Credit	0.34	0.31	0.29	0.28	0.28	0.34	0.34

Local Emerging Markets Debt	0.80	0.80	0.72	0.68	0.67	0.80	0.78

U.S. Mortgages	0.34	0.31	0.29	0.28	0.28	0.34	0.33

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

**

The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective rate of 0.67% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2023.

Certain Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the six months ended September 30, 2022, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Emerging Markets Debt	$35,804

High Yield	15,099

High Yield Floating Rate	168,083

Investment Grade Credit	13,751

Local Emerging Markets Debt	4,558

U.S. Mortgages	8,497

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

176

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2022, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund Name	Class A

Emerging Markets Debt	$1,025

High Yield	1,549

High Yield Floating Rate	133

Investment Grade Credit	98

Local Emerging Markets Debt	5

U.S. Mortgages	55

During the six months ended September 30, 2022, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and/or Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and/or shareholder administration services to their customers who are beneficial owners of such shares. The Service and/or Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C or Service Shares of the Funds, respectively.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares; and 0.03% of average daily net assets with respect to the Investment Grade Credit and U.S. Mortgages Funds’ Separate Account Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.04% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Debt Fund, 0.05% as an annual percentage rate of the average net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Fund and 0.03% as an annual percentage rate of the average net assets attributable to Class A, Class C and Investor Shares of the Local Emerging Markets Debt Fund. This arrangement will remain in effect through at least July 29, 2023, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds are 0.024%, 0.004%, 0.104%, 0.004%, 0.074% and 0.074%, respectively. These Other Expense limitations will remain in place through at least July 29, 2023, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2022, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

			Other	Total

	Management	Transfer Agency	Expense	Expense

Fund	Fee Waiver	Waivers/Credits	Reimbursements	Reductions

Emerging Markets Debt	$ 35,804	$13,452	$294,264	$343,520

High Yield	260,563	31,223	333,407	625,193

High Yield Floating Rate	168,083	—	—	168,083

Investment Grade Credit	13,751	—	209,408	223,159

Local Emerging Markets Debt	4,558	2,011	279,475	286,044

U.S. Mortgages	8,497	—	115,229	123,726

G. Line of Credit Facility — As of September 30, 2022, the Funds participated in a $1,250,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2022, the Funds did not have any borrowings under the facility. Prior to April 22, 2022, the facility was $1,000,000,000.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

In addition, the High Yield Floating Rate Fund also participated in a $300,000,000 committed, unsecured credit facility for the purpose of providing short-term, temporary working capital to the Fund (the “Credit Facility”). The Credit Facility is intended to enable the Fund to more efficiently manage various factors associated with the length of settlement of bank loan transactions and may also be used to satisfy redemption requests. The interest rate on borrowings is based on the federal funds rate as defined in the credit agreement and the Fund is required to pay a fee based on the amount of the commitment that has not been utilized. Under the Credit Facility, the Fund had an average outstanding balance and weighted average annual interest rate for the six months ended September 30, 2022 of $137,857,143 and 3.60%, respectively. As of September 30, 2022, there was $120,000,000 of outstanding borrowings under the Credit Facility at a weighted average annual interest rate of 4.33%.

H. Other Transactions with Affiliates — For the six months ended September 30, 2022, Goldman Sachs earned $30,606, $21,807, $1,281, and $5,934, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Emerging Markets Debt, Investment Grade Credit, Local Emerging Markets Debt, and U.S. Mortgages Funds, respectively.

As of September 30, 2022, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the following Fund:

			Goldman Sachs

			VIT Multi Strategic

	Goldman Sachs Balanced	Goldman Sachs	Alternative

Fund	Strategy Portfolio	Growth and Income Portfolio	Portfolio

Local Emerging Markets Debt	9%	14%	14%

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended September 30, 2022:

		Beginning			Ending

		Value as of			Value as of	Shares as of

		March 31,	Purchases	Proceeds	September 30,	September 30,	Dividend
Fund	Underlying Fund	2022	at Cost	from Sales	2022	2022	Income

Emerging Markets Debt	Goldman Sachs Financial Square Government Fund — Institutional Shares	$44,863,818	$309,793,566	$(316,467,014)	$38,190,370	38,190,370	$302,163

High Yield	Goldman Sachs Financial Square Government Fund — Institutional Shares	2,032,935	347,400,550	(313,285,813)	36,147,672	36,147,672	157,720

High Yield Floating Rate	Goldman Sachs Financial Square Government Fund — Institutional Shares	428,511,981	1,260,497,723	(1,689,009,704)	—	—	896,348

Investment Grade Credit	Goldman Sachs Financial Square Government Fund — Institutional Shares	15,028,790	130,932,389	(124,910,401)	21,050,778	21,050,778	154,985

Local Emerging Markets Debt	Goldman Sachs Financial Square Government Fund — Institutional Shares	7,571,306	37,896,356	(42,095,971)	3,371,691	3,371,691	34,814

U.S. Mortgages	Goldman Sachs Financial Square Government Fund — Institutional Shares	18,003,275	73,412,909	(88,715,586)	2,700,598	2,700,598	46,000

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2022, were as follows:

			Sales and	Sales and

	Purchases of	Purchases (Excluding	Maturities of	Maturities of (Excluding

	U.S. Government and	U.S. Government and	U.S. Government and	U.S. Government and

Fund	Agency Obligations	Agency Obligations)	Agency Obligations	Agency Obligations)

Emerging Markets Debt	$—	$76,985,264	$—	$301,521,789

High Yield	—	267,254,844	—	488,083,417

High Yield Floating Rate	—	651,842,338	—	1,544,635,490

Investment Grade Credit	—	165,258,258	705,138	197,056,735

Local Emerging Markets Debt	13,874,794	28,147,536	13,756,966	15,655,798

U.S. Mortgages	2,149,832,230	1,720,512	2,151,034,750	5,674,094

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the High Yield and High Yield Floating Rate Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The High Yield and High Yield Floating Rate Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The

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7. SECURITIES LENDING (continued)

Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of September 30, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the High Yield and High Yield Floating Rate Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended September 30, 2022, are reported under Investment Income on the Statements of Operations.

	For the Fiscal Year Ended September 30, 2022		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of September 30, 2022
	Earnings of GSAL	Amounts Received
	Relating to	by the Funds
	Securities	from Lending to
Fund	Loaned	Goldman Sachs

High Yield	$42,957	$288,356	$18,531,856

High Yield Floating Rate	60,330	—	2,345,747

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended September 30, 2022.

	Beginning			Ending

	Value as of	Purchases	Proceeds	Value as of	Shares as of

Fund	September 30, 2022	at cost	from Sales	September 30, 2022	September 30, 2022

High Yield	$55,872,185	$177,422,533	$(167,692,917)	$65,601,801	65,601,801

High Yield Floating Rate	101,645,980	389,144,148	(443,559,501)	47,230,627	47,230,627

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2022, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Emerging		High Yield	Investment	Local Emerging	U.S.

	Markets Debt	High Yield	Floating Rate	Grade Credit	Markets Debt	Mortgages

Capital loss carryforwards:

Perpetual Short-Term	$(30,951,626)	$(144,064,022)	$(122,946,076)	$—	$(106,165,077)	$(4,615,804)

Perpetual Long-Term	(90,801,842)	(323,719,033)	(264,794,225)	—	(42,896,309)	(6,986,423)

Total capital loss carryforwards	(121,753,468)	(467,783,055)	(387,740,301)	—	(149,061,386)	(11,602,227)

Timing differences (Post October Capital Loss Deferral/Qualified Late Year Ordinary Loss Deferral/Dividends Payable/Straddle Loss Deferral/Defaulted Bonds)	$(26,370,023)	$(5,313,873)	$(2,434)	$(6,708,569)	$(7,945,917)	$(4,870,397)

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

8. TAX INFORMATION (continued)

As of September 30, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging		High Yield	Investment	Local Emerging	U.S.

	Markets Debt	High Yield	Floating Rate	Grade Credit	Markets Debt	Mortgages

Tax Cost	$843,941,848	$1,750,723,180	$3,759,222,134	$627,610,766	$65,251,486	$346,332,702

Gross unrealized gain	408,386	11,448,158	1,898,895	272,496	18,921	920,126

Gross unrealized loss	(305,314,330)	(290,613,267)	(350,944,511)	(84,280,067)	(14,031,900)	(25,782,445)

Net unrealized loss	$(304,905,944)	$(279,165,109)	$(349,045,616)	$(84,007,571)	$(14,012,979)	$(24,862,319)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts and foreign currency contracts, differences to the tax treatment of partnership investments, swap transactions, market discount accretion and premium amortization and material modification of debt securities.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (together, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks refer to the risks of loss resulting from insufficient documentation, or legality or enforceability of a contract. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.

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9. OTHER RISKS (continued)

Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

9. OTHER RISKS (continued)

risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

9. OTHER RISKS (continued)

after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Local Emerging Markets Debt Fund is non-diversified, meaning that the permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

    Share activity is as follows:

	Emerging Markets Debt Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	475,286	$4,526,156	1,651,254	$19,893,605

Reinvestment of distributions	43,043	403,514	99,988	1,193,376

Shares redeemed	(661,874)	(6,336,869)	(2,558,281)	(30,398,592)

	(143,545)	(1,407,199)	(807,039)	(9,311,611)

Class C Shares

Shares sold	11,997	119,468	161,201	1,950,029

Reinvestment of distributions	13,239	124,293	24,916	295,537

Shares redeemed	(170,974)	(1,638,529)	(277,532)	(3,336,521)

	(145,738)	(1,394,768)	(91,415)	(1,090,955)

Institutional Shares

Shares sold	9,478,557	91,979,209	23,850,243	283,181,383

Reinvestment of distributions	1,346,185	12,689,339	2,919,721	34,700,841

Shares redeemed	(31,897,882)	(305,371,457)	(35,016,080)	(410,302,231)

	(21,073,140)	(200,702,909)	(8,246,116)	(92,420,007)

Investor Shares

Shares sold	527,682	5,036,571	1,131,708	13,662,197

Reinvestment of distributions	88,802	834,153	193,299	2,310,190

Shares redeemed	(1,157,033)	(10,814,244)	(3,984,952)	(47,969,913)

	(540,549)	(4,943,520)	(2,659,945)	(31,997,526)

Class R6 Shares

Shares sold	5,091,545	51,513,482	3,287,950	38,695,520

Reinvestment of distributions	370,697	3,514,995	729,534	8,679,506

Shares redeemed	(12,589,264)	(115,040,001)	(4,710,424)	(56,036,960)

	(7,127,022)	(60,011,524)	(692,940)	(8,661,934)

Class P Shares

Shares sold	523	5,061	1,766,070	20,648,776

Reinvestment of distributions	83,875	786,410	118,683	1,404,290

Shares redeemed	(111,220)	(1,060,473)	(1,493,307)	(17,947,054)

	(26,822)	(269,002)	391,446	4,106,012

NET DECREASE	(29,056,816)	$(268,728,922)	(12,106,009)	$(139,376,021)

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	514,432	$2,866,258	1,796,717	$11,445,108

Reinvestment of distributions	463,936	2,536,809	813,245	5,166,365

Shares redeemed	(1,627,674)	(9,028,635)	(3,866,714)	(24,540,875)

	(649,306)	(3,625,568)	(1,256,752)	(7,929,402)

Class C Shares

Shares sold	71,980	397,433	167,589	1,071,563

Reinvestment of distributions	19,415	106,342	36,859	234,409

Shares redeemed	(252,389)	(1,385,168)	(279,387)	(1,776,707)

	(160,994)	(881,393)	(74,939)	(470,735)

Institutional Shares

Shares sold	10,917,173	60,330,676	29,268,957	187,740,742

Reinvestment of distributions	1,112,364	6,099,922	2,227,610	14,211,416

Shares redeemed	(17,385,892)	(95,623,034)	(33,835,560)	(213,248,026)

	(5,356,355)	(29,192,436)	(2,338,993)	(11,295,868)

Service Shares

Shares sold	66,897	378,047	369,370	2,345,129

Reinvestment of distributions	25,062	137,276	47,272	299,816

Shares redeemed	(374,988)	(2,037,590)	(576,592)	(3,649,091)

	(283,029)	(1,522,267)	(159,950)	(1,004,146)

Investor Shares

Shares sold	343,717	1,881,564	843,426	5,409,308

Reinvestment of distributions	75,961	416,046	115,667	734,665

Shares redeemed	(478,510)	(2,640,992)	(490,466)	(3,121,311)

	(58,832)	(343,382)	468,627	3,022,662

Class R6 Shares

Shares sold	2,261,023	12,666,588	5,603,091	34,444,501

Reinvestment of distributions	184,769	1,029,463	349,648	2,221,190

Shares redeemed	(9,672,498)	(53,285,073)	(821,858)	(5,257,963)

	(7,226,706)	(39,589,022)	5,130,881	31,407,728

Class R Shares

Shares sold	97,359	554,741	85,724	545,230

Reinvestment of distributions	20,358	111,092	38,645	245,479

Shares redeemed	(76,939)	(431,159)	(319,272)	(2,001,652)

	40,778	234,674	(194,903)	(1,210,943)

Class P Shares

Shares sold	21,778,162	118,963,865	46,286,395	296,520,199

Reinvestment of distributions	6,302,254	34,550,119	11,908,184	75,835,252

Shares redeemed	(46,814,284)	(261,108,194)	(68,484,485)	(432,676,115)

	(18,733,868)	(107,594,210)	(10,289,906)	(60,320,664)

NET DECREASE	(32,428,312)	$(182,513,604)	(8,715,935)	$(47,801,368)

                187

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Floating Rate Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	146,476	$1,346,624	256,161	$2,398,054

Reinvestment of distributions	10,333	91,292	13,021	121,657

Shares redeemed	(114,572)	(1,008,372)	(259,638)	(2,428,722)

	42,237	429,544	9,544	90,989

Class C Shares

Shares sold	36,406	329,774	105,808	989,900

Reinvestment of distributions	2,711	23,952	2,176	20,294

Shares redeemed	(65,886)	(586,488)	(42,200)	(392,212)

	(26,769)	(232,762)	65,784	617,982

Institutional Shares

Shares sold	31,075,242	281,394,205	15,143,635	141,976,325

Reinvestment of distributions	312,437	2,777,100	339,591	3,169,939

Shares redeemed	(30,220,320)	(271,399,506)	(15,734,986)	(145,099,114)

	1,167,359	12,771,799	(251,760)	47,150

Investor Shares

Shares sold	275,820	2,458,775	516,591	4,836,555

Reinvestment of distributions	15,152	134,348	19,968	186,915

Shares redeemed	(411,837)	(3,653,700)	(264,314)	(2,473,391)

	(120,865)	(1,060,577)	272,245	2,550,079

Class R6 Shares

Shares sold	2,185,437	19,081,792	22,747,368	213,510,827

Reinvestment of distributions	641,491	5,704,601	728,261	6,796,562

Shares redeemed	(39,320,292)	(348,353,844)	(338,760)	(3,171,275)

	(36,493,364)	(323,567,451)	23,136,869	217,136,114

Class R Shares

Shares sold	—	—	6,175	57,796

Reinvestment of distributions	165	1,460	72	666

Shares redeemed	(150)	(1,303)	(305)	(2,792)

	15	157	5,942	55,670

Class P Shares

Shares sold	71,089,964	640,962,891	321,873,810	3,012,955,825

Reinvestment of distributions	11,443,334	101,341,501	10,190,386	95,261,544

Shares redeemed	(152,569,939)	(1,356,282,980)	(51,636,494)	(482,115,355)

	(70,036,641)	(613,978,588)	280,427,702	2,626,102,014

NET INCREASE (DECREASE)	(105,468,028)	$(925,637,878)	303,666,326	$2,846,599,998

188

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Investment Grade Credit Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	22,803	$184,278	216,073	$2,080,817

Reinvestment of distributions	14,513	116,290	49,014	469,490

Shares redeemed	(227,913)	(1,825,467)	(293,007)	(2,778,940)

	(190,597)	(1,524,899)	(27,920)	(228,633)

Institutional Shares

Shares sold	663,174	5,315,952	6,576,044	62,337,670

Reinvestment of distributions	130,701	1,046,391	540,430	5,191,271

Shares redeemed	(1,315,614)	(10,648,596)	(12,354,045)	(114,765,717)

	(521,739)	(4,286,253)	(5,237,571)	(47,236,776)

Separate Account Institutional Shares

Shares sold	606,007	5,000,980	1,361,135	13,191,041

Reinvestment of distributions	224,156	1,797,123	790,393	7,584,981

Shares redeemed	(2,044,793)	(16,820,546)	(6,471,194)	(62,000,337)

	(1,214,630)	(10,022,443)	(4,319,666)	(41,224,315)

Investor Shares

Shares sold	518,667	4,305,977	111,353	1,073,588

Reinvestment of distributions	12,479	99,556	23,264	223,093

Shares redeemed	(184,770)	(1,580,210)	(258,222)	(2,487,686)

	346,376	2,825,323	(123,605)	(1,191,005)

Class R6 Shares

Shares sold	1,547,546	12,584,423	35,677,287	332,184,130

Reinvestment of distributions	669,531	5,356,054	843,106	8,022,736

Shares redeemed	(905,893)	(7,239,374)	(109,058)	(1,027,817)

	1,311,184	10,701,103	36,411,335	339,179,049

Class P Shares

Shares sold	1,031,751	8,488,246	6,847,520	65,606,206

Reinvestment of distributions	329,656	2,639,900	907,907	8,685,755

Shares redeemed	(4,533,593)	(36,578,446)	(3,884,464)	(37,178,730)

	(3,172,186)	(25,450,300)	3,870,963	37,113,231

NET INCREASE (DECREASE)	(3,441,592)	$(27,757,469)	30,573,536	$286,411,551

                189

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2022 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Local Emerging Markets Debt Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	26,052	$120,649	76,926	$428,510

Reinvestment of distributions	17,862	81,881	30,120	164,239

Shares redeemed	(74,598)	(350,206)	(201,040)	(1,106,500)

	(30,684)	(147,676)	(93,994)	(513,751)

Class C Shares

Shares sold	38,168	176,548	54,241	295,640

Reinvestment of distributions	7,719	35,292	10,668	58,015

Shares redeemed	(28,261)	(131,836)	(58,725)	(326,602)

	17,626	80,004	6,184	27,053

Institutional Shares

Shares sold	20,654	95,271	1,475,948	7,877,062

Reinvestment of distributions	38,764	178,100	74,759	406,320

Shares redeemed	(914,722)	(4,343,814)	(1,235,245)	(6,739,185)

	(855,304)	(4,070,443)	315,462	1,544,197

Investor Shares

Shares sold	333,418	1,597,072	1,190,902	5,877,892

Reinvestment of distributions	44,340	202,985	32,490	176,538

Shares redeemed	(406,361)	(1,830,472)	(409,819)	(2,216,502)

	(28,603)	(30,415)	813,573	3,837,928

Class R6 Shares

Shares sold	5,097,192	23,600,000	845,070	4,800,000

Reinvestment of distributions	42,551	187,116	162,342	895,067

Shares redeemed	(761,980)	(3,590,986)	(4,541,560)	(24,075,100)

	4,377,763	20,196,130	(3,534,148)	(18,380,033)

Class P Shares

Shares sold	3,313	15,077	263,584	1,418,604

Reinvestment of distributions	103,351	472,751	188,358	1,027,257

Shares redeemed	(635,507)	(2,897,735)	(1,532,474)	(8,410,316)

	(528,843)	(2,409,907)	(1,080,532)	(5,964,455)

NET INCREASE (DECREASE)	2,951,955	$13,617,693	(3,573,455)	$(19,449,061)

190

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Mortgages Fund
	For the Six Months Ended
	September 30, 2022		For the Fiscal Year Ended
	(Unaudited)		March 31, 2022

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	298,314	$2,815,731	581,574	$6,071,957

Reinvestment of distributions	24,491	229,041	25,281	263,451

Shares redeemed	(940,820)	(8,821,295)	(1,148,320)	(12,051,981)

	(618,015)	(5,776,523)	(541,465)	(5,716,573)

Institutional Shares

Shares sold	1,318,193	12,577,847	5,043,466	53,413,029

Reinvestment of distributions	72,981	683,858	122,341	1,281,622

Shares redeemed	(2,112,047)	(19,955,722)	(6,916,518)	(72,051,093)

	(720,873)	(6,694,017)	(1,750,711)	(17,356,442)

Separate Account Institutional Shares

Shares sold	626,617	5,960,454	1,492,519	15,750,913

Reinvestment of distributions	133,737	1,249,357	174,204	1,817,327

Shares redeemed	(1,617,616)	(15,395,537)	(4,301,458)	(44,954,462)

	(857,262)	(8,185,726)	(2,634,735)	(27,386,222)

Investor Shares

Shares sold	244,162	2,267,582	2,003,381	21,073,024

Reinvestment of distributions	34,796	325,843	56,634	593,146

Shares redeemed	(659,260)	(6,285,535)	(4,346,396)	(45,566,014)

	(380,302)	(3,692,110)	(2,286,381)	(23,899,844)

Class R6 Shares

Shares sold	207,649	1,964,823	1,584,436	16,583,829

Reinvestment of distributions	25,371	237,385	16,135	167,150

Shares redeemed	(190,151)	(1,791,190)	(424,758)	(4,430,090)

	42,869	411,018	1,175,813	12,320,889

Class P Shares

Shares sold	2,167	20,000	42,373	450,000

Reinvestment of distributions	5,811	54,362	10,174	106,739

Shares redeemed	(6,822)	(64,657)	(770,659)	(8,111,551)

	1,156	9,705	(718,112)	(7,554,812)

NET DECREASE	(2,532,427)	$(23,927,653)	(6,755,591)	$(69,593,004)

                191

    GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2022 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares for certain Funds), contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, and Class R and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 01, 2022 through September 30, 2022, which represents a period of 183 days of a 365-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Emerging Markets Debt Fund				High Yield Fund				High Yield Floating Rate Fund
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	4/1/22	9/30/22		9/30/22*	4/1/22	9/30/22		9/30/22*	4/1/22	9/30/22		9/30/22*
Class A
Actual	$1,000.00	$ 821.90		$5.27	$1,000.00	$ 881.90		$4.68	$1,000.00	$ 958.50		$4.85
Hypothetical 5% return	1,000.00	1,019.30	+	5.84	1,000.00	1,020.10	+	5.02	1,000.00	1,020.10	+	5.01
Class C
Actual	1,000.00	818.60		8.68	1,000.00	878.80		8.20	1,000.00	954.90		8.50
Hypothetical 5% return	1,000.00	1,015.50	+	9.62	1,000.00	1,016.30	+	8.80	1,000.00	1,016.40	+	8.77
Institutional
Actual	1,000.00	823.30		3.95	1,000.00	881.90		3.36	1,000.00	959.00		3.19
Hypothetical 5% return	1,000.00	1,020.70	+	4.38	1,000.00	1,021.50	+	3.61	1,000.00	1,021.80	+	3.29
Service
Actual	—	—		—	1,000.00	880.90		5.71	—	—		—
Hypothetical 5% return	—	—+		—	1,000.00	1,025.10	+	6.13	—	—	+	—
Investor
Actual	1,000.00	823.20		4.13	1,000.00	883.30		3.50	1,000.00	959.80		3.61
Hypothetical 5% return	1,000.00	1,020.50	+	4.58	1,000.00	1,021.30	+	3.76	1,000.00	1,021.40	+	3.72
Class R6
Actual	1,000.00	823.40		3.91	1,000.00	882.20		3.31	1,000.00	960.20		3.06
Hypothetical 5% return	1,000.00	1,020.80	+	4.33	1,000.00	1,021.50	+	3.56	1,000.00	1,021.90	+	3.15
Class R
Actual	—	—		—	1,000.00	880.80		5.85	1,000.00	956.20		6.09
Hypothetical 5% return	—	—+		—	1,000.00	1,018.80	+	6.28	1,000.00	1,018.80	+	6.29
Class P
Actual	1,000.00	823.20		3.90	1,000.00	882.00		3.31	1,000.00	959.20		3.19
Hypothetical 5% return	1,000.00	1,020.80	+	4.33	1,000.00	1,021.50	+	3.56	1,000.00	1,021.80	+	3.29

*

Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Debt	1.15%	1.90%	0.86%	—%	0.90%	0.86%	—%	0.85%
High Yield	0.99	1.74	0.71	1.21	0.74	0.70	1.24	0.70
High Yield Floating Rate	0.99	1.73	0.65	—	0.73	0.62	1.24	0.65

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expenses ratios and an assumed rate of return of 5% per year before expenses.

192

    GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2022 (Unaudited) (continued)

	Investment Grade Credit Fund				Local Emerging Markets Debt Fund				U.S. Mortgages Fund
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	4/1/22	9/30/22		9/30/22*	4/1/22	9/30/22		9/30/22*	4/1/22	9/30/22		9/30/22*
Class A
Actual	$1,000.00	$ 871.10		$3.33	$1,000.00	$ 877.10		$5.73	$1,000.00	$ 900.50		$3.70
Hypothetical 5% return	1,000.00	1,021.50	+	3.60	1,000.00	1,019.00	+	6.16	1,000.00	1,021.20	+	3.94
Class C
Actual	—	—		—	1,000.00	873.50		9.24	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,015.20	+	9.93	—	—	+	—
Institutional
Actual	1,000.00	871.50		1.78	1,000.00	877.80		4.32	1,000.00	902.30		2.13
Hypothetical 5% return	1,000.00	1,023.20	+	1.93	1,000.00	1,020.50	+	4.65	1,000.00	1,022.80	+	2.27
Separate Account Institutional
Actual	1,000.00	872.70		1.74	—	—		—	1,000.00	902.10		2.08
Hypothetical 5% return	1,000.00	1,023.20	+	1.88	—	—	+	—	1,000.00	1,022.90	+	2.22
Investor
Actual	1,000.00	871.20		2.16	1,000.00	877.90		4.55	1,000.00	901.90		2.51
Hypothetical 5% return	1,000.00	1,022.80	+	2.33	1,000.00	1,020.20	+	4.90	1,000.00	1,022.40	+	2.67
Class R6
Actual	1,000.00	871.60		1.73	1,000.00	877.90		4.19	1,000.00	902.30		2.08
Hypothetical 5% return	1,000.00	1,023.20	+	1.87	1,000.00	1,020.60	+	4.50	1,000.00	1,022.90	+	2.22
Class P
Actual	1,000.00	872.60		1.74	1,000.00	879.90		4.28	1,000.00	901.30		2.08
Hypothetical 5% return	1,000.00	1,023.20	+	1.88	1,000.00	1,020.50	+	4.60	1,000.00	1,022.90	+	2.22

*

Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Separate Account Institutional	Investor	Class R6	Class P
Investment Grade Credit	0.71%	—%	0.38%	0.37%	0.46%	0.37%	0.37%
Local Emerging Markets Debt	1.22	1.97	0.92	—	0.97	0.89	0.91
U.S. Mortgages	0.78	—	0.45	0.44	0.53	0.44	0.44

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expenses ratios and an assumed rate of return of 5% per year before expenses.

193

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Local Emerging Markets Debt Fund, and Goldman Sachs U.S. Mortgages Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust(the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 14-15, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Emerging Markets Debt Fund and High Yield Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

194

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(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers usingrankings and ratings compiled by the Outside Data Provider as of December 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2022. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The

                195

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Emerging Markets Debt Fund and High Yield Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Emerging Markets Debt Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and ten-year periods and in the third quartile for the three- and five-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2022. They considered that the High Yield Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the ten-year period, in the third quartile for the three- and five-year periods, and in the fourth quartile for the one-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2022. The Trustees noted that the High Yield Floating Rate Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2022. They observed that the Investment Grade Credit Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2022. The Trustees considered that the Local Emerging Markets Debt Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one‑, three-, and five-year periods and in the third quartile for the ten-year period, and had outperformed the Fund’s benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended March 31, 2022. They observed that the U.S. Mortgages Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2022. The Trustees noted that the U.S. Mortgages Fund had experienced certain portfolio management changes in early 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on

196

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2021 and 2020, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily	Emerging Markets	High Yield	High Yield	Investment	Local Emerging	U.S. Mortgages
Net Assets	Debt Fund	Fund	Floating Rate Fund	Grade Credit Fund	Markets Debt Fund	Fund

First $1 billion	—	—	0.60%	0.34%	—	0.34%
Next $1 billion	—	—	0.54	0.31	—	0.31
First $2 billion	0.80%	0.70%	—	—	0.80%	—
Next $3 billion	0.72	0.63	0.51	0.29	0.72	0.29
Next $3 billion	0.68	0.60	0.50	0.28	0.68	0.28
Over $8 billion	0.67	0.59	0.49	0.28	0.67	0.28

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to waive a portion of its management fee for the High Yield Fund and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Emerging Markets Debt, High Yield, and Local Emerging Markets Debt Funds’ Class A, Class C, Investor and Class R Shares, as applicable. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the High Yield Floating Rate Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the High Yield Fund and High Yield Floating Rate Fund (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the High Yield Fund and High Yield Floating Rate Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2023.

198

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.19 trillion in assets under supervision as of September 30, 2022, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund[4]
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund[5]
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[4]	Effective after the close of business on April 13, 2022, the Goldman Sachs Capital Growth Fund was renamed the Goldman Sachs Large Cap Core Fund.
[5]	Effective after the close of business on April 13, 2022, the Goldman Sachs Growth Opportunities Fund was renamed the Goldman Sachs Mid Cap Growth Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES OFFICERS Jessica Palmer, Chair James A. McNamara, President Dwight L. Bush Joseph F. DiMaria, Principal Financial Officer, Principal Kathryn A. Cassidy Accounting Officer and Treasurer John G.Chou Caroline L. Kraus, Secretary Diana M. Daniels Joaquin Delgado Eileen H. Dowling James A. McNamara Gregory G. Weaver Paul C. Wirth GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov. The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. Fund holdings and allocations shown are as of September 30, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. A summary prospectus, if available, or a Prospectus for the Funds containing more information may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a Fund’s objectives, risks, and charges and expenses, and read the summary prospectus, if available, and the Prospectus carefully before investing. The summary prospectus, if available, and the Prospectus contains this and other information about the Funds. © 2022 Goldman Sachs. All rights reserved. 298274-OTU-1702381 SSFISAR-22

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	December 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	December 2, 2022

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	December 2, 2022